As filed with the Securities and Exchange Commission on September 5, 2023

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-04419

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-800-851-9777

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Date of fiscal year end:        December 31

Date of reporting period:      June 30, 2023

Item 1:	Report(s) to Shareholders.

(a)	The Semi-Annual Report is attached.

Transamerica Series Trust Semi-Annual Report

June 30, 2023

1801 California St., Suite 5200

Denver, CO 80202

Distributor: Transamerica Capital, Inc.

Customer Service: 1-800-851-9777

The following pages contain the most recent semi-annual reports for the investment options in which you are invested. In compliance with Securities and Exchange Commission regulations, we present these reports on an annual and semi-annual basis with the hope that they will foster greater understanding of the investment options’ holdings, performance, financial data, accounting policies and other issues. This streamlined version provides information only on the investment options in which you are invested.

If you have any questions about these reports, please do not hesitate to contact your financial professional. As always, we thank you for your trust and the opportunity to serve you.

Dear Contract Holder,

On behalf of Transamerica Series Trust, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This semi-annual report provides certain information about the investments of your Portfolio(s) during the period covered by the report. The Securities and Exchange Commission currently requires that annual and semi-annual reports be made available to all shareholders, and we believe this to be an important part of the investment process. This report provides detailed information about your Portfolio(s) for the six-month period ended June 30, 2023.

We believe it is important to understand market conditions over the last six months to provide a context for reading this report. The period began on January 1, 2023, following a calendar year where both stocks and bonds declined. Contributing to the deeply negative investor sentiment at this time were fears of persistently high inflation, uncertainty as to how high the U.S. Federal Reserve (“Fed”) would raise interest rates to combat inflation and the threat of a potentially severe recession on the horizon.

Stocks began 2023 with gains through the month of January as the Fed moved to a lower trajectory of rate hikes and inflation rates trended lower. However, in March, the equity and credit markets were blindsided by the failures of Silicon Valley Bank and Signature Bank, which experienced massive depositor withdrawals in a matter of days, as word spread of grave asset-liability mismanagement and deteriorating balance sheets at these two banks. Almost simultaneously in Europe, Credit Suisse was forced to accept a rescue acquisition by UBS, further adding to global volatility.

To address growing concerns in the financial sector and overall economy, the Fed, U.S. Treasury Department and Federal Deposit Insurance Corporation collaborated in an effort to guarantee deposits at the two failed U.S. banks and implement the Bank Term Funding Plan, with the goal of assuring credit and liquidity across the banking industry to help avert further closures. This quick governmental response proved crucial to restoring depositor and investor confidence, and markets quickly stabilized.

Despite what appeared to be a relief rally in stocks throughout the spring months, the yield curve remained solidly inverted in fixed income markets, with short term interest rates higher than long term rates, a widely recognized historical warning signal of pending recession. As the Fed continued to hike rates in March and again in May, longer term interest rates remained rangebound, creating the widest yield curve inversion in more than forty years and sending a large portion of bond investors into certificates of deposits and other cash type vehicles.

As markets approached mid-year, sentiment began to shift materially on a few fronts. First, with rates of inflation continuing to trend lower in response to the Fed’s long series of rate hikes, investors seemed to believe peak inflation had passed. Second, markets also began to recognize the Fed was now much closer to ending its rate hike cycle, and when the Fed refrained from increasing the Fed funds rate at its June meeting this appeared to confirm that notion. Third, with monthly job growth showing continued strength and consumer spending trends solid, the overall economic outlook shifted away from higher probabilities of a severe recession and more toward a moderate one, or a soft landing with no recession. Finally, corporate earnings reports filtered in better than expected, further encouraging investors, and the markets finished the period having experienced positive total returns in bonds and strong price appreciation for stocks.

For the six-month period ended June 30, 2023, the S&P 500® Index returned 16.89%, while the MSCI EAFE Index, representing international developed market equities, returned 12.13%. During the same period, the Bloomberg US Aggregate Bond Index returned 2.09%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Series Trust

Tom Wald, CFA

Chief Investment Officer

Transamerica Series Trust

Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Series Trust. These views are as of the date of this report and subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Series Trust. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and it is not possible to invest directly in an index.

Transamerica 60/40 Allocation VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,097.30	$2.39	$1,022.50	$2.31	0.46%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Fund	44.6%
U.S. Fixed Income Funds	39.6
International Equity Fund	14.8
Net Other Assets (Liabilities)	1.0
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica 60/40 Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.0%
International Equity Fund - 14.8%
Transamerica MSCI EAFE Index VP (A)	748,442	$9,183,385

U.S. Equity Fund - 44.6%
Transamerica S&P 500 Index VP (A)	1,440,196	27,536,548

U.S. Fixed Income Funds - 39.6%
Transamerica Core Bond (A)	1,416,364	12,194,892
Transamerica Short-Term Bond (A)	1,283,157	12,254,149

		24,449,041

Total Investment Companies (Cost $56,219,663)		61,168,974

Total Investments (Cost $56,219,663)		61,168,974
Net Other Assets (Liabilities) - 1.0%		598,792

Net Assets - 100.0%		$61,767,766

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$61,168,974	$—	$—	$61,168,974

Total Investments	$61,168,974	$—	$—	$61,168,974

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. Affiliated interest income, dividends income, realized and unrealized gains (losses), if any, are broken out within the Statement of Operations.
(B)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica 60/40 Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Affiliated investments, at value (cost $56,219,663)	$61,168,974
Cash	149,104
Receivables and other assets:
Shares of beneficial interest sold	635,486
Dividends from affiliated investments	75,319
Prepaid expenses	269

Total assets	62,029,152

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	224,429
Shares of beneficial interest redeemed	129
Investment management fees	5,788
Distribution and service fees	12,057
Transfer agent costs	41
Trustee and CCO fees	94
Audit and tax fees	11,542
Custody fees	760
Legal fees	680
Printing and shareholder reports fees	210
Other accrued expenses	5,656

Total liabilities	261,386

Net assets	$61,767,766

Net assets consist of:
Capital stock ($0.01 par value)	$50,697
Additional paid-in capital	56,050,760
Total distributable earnings (accumulated losses)	5,666,309

Net assets	$61,767,766

Shares outstanding	5,069,735

Net asset value and offering price per share	$12.18

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income from affiliated investments	$398,099

Total investment income	398,099

Expenses:
Investment management fees	80,681
Distribution and service fees	67,234
Transfer agent costs	302
Trustee and CCO fees	907
Audit and tax fees	11,661
Custody fees	880
Legal fees	1,503
Printing and shareholder reports fees	1,371
Other	7,815

Total expenses before waiver and/or reimbursement and recapture	172,354

Expense waived and/or reimbursed	(48,409)

Net expenses	123,945

Net investment income (loss)	274,154

Net realized gain (loss) on:
Affiliated investments	136,972

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	4,597,898

Net realized and change in unrealized gain (loss)	4,734,870

Net increase (decrease) in net assets resulting from operations	$5,009,024

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica 60/40 Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$274,154	$764,479
Net realized gain (loss)	136,972	(344,287)
Net change in unrealized appreciation (depreciation)	4,597,898	(8,145,639)

Net increase (decrease) in net assets resulting from operations	5,009,024	(7,725,447)

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(2,718,681)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(2,718,681)

Capital share transactions:
Proceeds from shares sold	10,118,107	10,620,338
Dividends and/or distributions reinvested	—	2,718,681
Cost of shares redeemed	(1,843,252)	(8,917,173)

Net increase (decrease) in net assets resulting from capital share transactions	8,274,855	4,421,846

Net increase (decrease) in net assets	13,283,879	(6,022,282)

Net assets:
Beginning of period/year	48,483,887	54,506,169

End of period/year	$61,767,766	$48,483,887

Capital share transactions - shares:
Shares issued	861,027	867,445
Shares reinvested	—	237,439
Shares redeemed	(158,672)	(737,551)

Net increase (decrease) in shares outstanding	702,355	367,333

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018 (A)
Net asset value, beginning of period/year	$11.10		$13.63	$12.46	$11.18	$9.35	$10.00

Investment operations:
Net investment income (loss) (B)	0.06		0.18	0.14	0.15	0.12	0.10
Net realized and unrealized gain (loss)	1.02		(2.04)	1.51	1.24	1.74	(0.75)

Total investment operations	1.08		(1.86)	1.65	1.39	1.86	(0.65)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.13)	(0.12)	(0.07)	(0.02)	—
Net realized gains	—		(0.54)	(0.36)	(0.04)	(0.01)	—

Total dividends and/or distributions to shareholders	—		(0.67)	(0.48)	(0.11)	(0.03)	—

Net asset value, end of period/year	$12.18		$11.10	$13.63	$12.46	$11.18	$9.35

Total return	9.73	%(C)	(13.80)%	13.29%	12.47%	20.13%	(6.70	)%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$61,768		$48,484	$54,506	$43,254	$26,292	$8,281
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.64	%(E)	0.65%	0.63%	0.66%	0.71%	2.02	%(E)
Including waiver and/or reimbursement and recapture (F)	0.46	%(E)	0.47%	0.45%	0.52%	0.63%	0.63	%(E)
Net investment income (loss) to average net assets	1.02	%(E)	1.54%	1.05%	1.36%	1.12%	1.03	%(E)
Portfolio turnover rate	3	%(C)	44%	28%	20%	14%	19	%(C)

(A)	Commenced operations on January 12, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	TAM has contractually agreed to waive 0.18% of its management fee through May 1, 2024. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica 60/40 Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The Investment Manager’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the Investment Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect. The available underlying portfolios selected by the Investment Manager may underperform the market or similar portfolios.

Underlying portfolios risk: Because the Portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. Investing in underlying portfolios subjects the Portfolio to the risks of investing in the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the Portfolio invests more of its assets in one underlying portfolio than in another, the Portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the Portfolio’s prospectus identifies certain risks of each underlying portfolio.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints (A)	Rate
First $1 billion	0.30%
Over $1 billion	0.28

(A)	TAM has contractually agreed to waive 0.18% of the average daily net assets from its management fee through May 1, 2024.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.63%	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica 60/40 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 9,271,002	$ 1,761,243

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 56,219,663	$ 5,758,093	$ (808,782)	$ 4,949,311

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica 60/40 Allocation VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica 60/40 Allocation VP (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. The Board also considered reductions to the Portfolio’s expense limit, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and TAM’s responsiveness to any questions by the Trustees.

The Board also considered the continuous and regular investment management and other services provided by TAM. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant period in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica 60/40 Allocation VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe and above its composite benchmark, each for the past 1- and 3-year periods.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM in light of any economies of scale experienced in the future.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica 60/40 Allocation VP

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Benefits to TAM and/or its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,026.10	$2.61	$1,022.20	$2.61	0.52%
Service Class	1,000.00	1,024.20	3.86	1,021.00	3.86	0.77

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	42.4%
U.S. Government Obligations	27.7
Asset-Backed Securities	11.3
Mortgage-Backed Securities	9.9
U.S. Government Agency Obligations	3.9
Short-Term U.S. Government Obligations	3.1
Commercial Paper	1.6
Repurchase Agreement	1.1
Other Investment Company	1.0
Foreign Government Obligations	0.1
Net Other Assets (Liabilities)	(2.1)
Total	100.0%

Portfolio Characteristics	Years
Average Maturity §	9.26
Duration †	6.43

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	34.7%
AAA	17.3
AA	1.8
A	11.7
BBB	22.5
BB	7.7
B	2.8
CCC and Below	0.5
Not Rated	3.1
Net Other Assets (Liabilities)	(2.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 11.3%
321 Henderson Receivables VI LLC Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	$2,824,275	$2,771,551
ACM Auto Trust Series 2023-2A, Class A, 7.97%, 06/20/2030 (A)	8,400,000	8,399,016
Anchorage Capital CLO 11 Ltd. Series 2019-11A, Class AR, 3-Month LIBOR + 1.14%, 6.41% (B), 07/22/2032 (A)	4,300,000	4,244,126
Anchorage Capital CLO 25 Ltd. Series 2022-25A, Class C, 3-Month Term SOFR + 2.35%, 7.40% (B), 04/20/2035 (A)	1,000,000	937,910
Aqua Finance Trust Series 2021-A, Class A, 1.54%, 07/17/2046 (A)	5,732,970	5,062,566
BXG Receivables Note Trust Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	5,215,000	5,155,307
CARS-DB4 LP Series 2020-1A, Class A4, 3.19%, 02/15/2050 (A)	1,237,240	1,152,897
CARS-DB5 LP
Series 2021-1A, Class A1, 1.44%, 08/15/2051 (A)	2,340,814	2,020,856
Series 2021-1A, Class A3, 1.92%, 08/15/2051 (A)	1,396,208	1,194,871
CIFC Funding Ltd. Series 2017-4A, Class A1R, 3-Month LIBOR + 0.95%, 6.22% (B), 10/24/2030 (A)	5,140,834	5,087,636
Citigroup Mortgage Loan Trust, Inc. Series 2007-FS1, Class 1A1, 4.28% (B), 10/25/2037 (A)	1,683,509	1,529,037
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 02/27/2051 (A)	5,149,000	4,510,413
Diamond Infrastructure Funding LLC Series 2021-1A, Class A, 1.76%, 04/15/2049 (A)	700,000	600,693
Diamond Resorts Owner Trust Series 2021-1A, Class B, 2.05%, 11/21/2033 (A)	1,495,859	1,357,508
Dryden 80 CLO Ltd. Series 2019-80A, Class AR, 3-Month Term SOFR + 1.25%, 6.24% (B), 01/17/2033 (A)	4,500,000	4,430,385
First Investors Auto Owner Trust Series 2021-2A, Class A, 0.48%, 03/15/2027 (A)	1,703,836	1,654,375
Ford Credit Auto Owner Trust
Series 2018-2, Class A, 3.47%, 01/15/2030 (A)	9,500,000	9,492,636
Series 2019-1, Class A, 3.52%, 07/15/2030 (A)	9,000,000	8,884,093
GoodLeap Sustainable Home Solutions Trust
Series 2021-5CS, Class A, 2.31%, 10/20/2048 (A)	5,521,582	4,228,364

	Principal	Value
ASSET-BACKED SECURITIES (continued)
GoodLeap Sustainable Home Solutions Trust (continued)
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (A)	$ 658,585	$ 526,582
Series 2022-3CS, Class A, 4.95%, 07/20/2049 (A)	633,908	581,120
Hilton Grand Vacations Trust Series 2018-AA, Class B, 3.70%, 02/25/2032 (A)	4,036,594	3,856,807
Home Equity Asset Trust Series 2004-4, Class M1, 1-Month LIBOR + 0.78%, 5.93% (B), 10/25/2034	1,378,494	1,350,233
ICG US CLO Ltd. Series 2014-1A, Class A1A2, 3-Month LIBOR + 1.20%, 6.45% (B), 10/20/2034 (A)	2,000,000	1,947,212
LCM XV LP Series 15A, Class AR2, 3-Month LIBOR + 1.00%, 6.25% (B), 07/20/2030 (A)	4,424,846	4,385,350
LCM XXV Ltd. Series 25A, Class AR, 3-Month Term SOFR + 1.10%, 6.15% (B), 07/20/2030 (A)	3,783,149	3,756,871
Mosaic Solar Loan Trust Series 2023-2A, Class A, 5.36%, 09/22/2053 (A)	8,630,760	8,263,468
MVW LLC
Series 2020-1A, Class A, 1.74%, 10/20/2037 (A)	1,570,896	1,432,615
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (A)	1,245,037	1,118,536
Series 2021-1WA, Class B, 1.44%, 01/22/2041 (A)	5,865,556	5,257,843
MVW Owner Trust Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	7,205,255	7,055,519
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1, 1.43%, 08/15/2053 (A)	1,200,000	1,190,443
Series 2020-T1, Class DT1, 3.01%, 08/15/2053 (A)	2,700,000	2,678,794
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2, 1.48%, 09/15/2053 (A)	9,730,000	9,600,485
Series 2020-T2, Class BT2, 1.72%, 09/15/2053 (A)	350,000	345,022
OZLM XV Ltd. Series 2016-15A, Class BR, 3-Month LIBOR + 2.25%, 7.50% (B), 04/20/2033 (A)	3,900,000	3,680,812
OZLM XXIV Ltd. Series 2019-24A, Class A1AR, 3-Month LIBOR + 1.16%, 6.41% (B), 07/20/2032 (A)	5,000,000	4,913,420
RASC Trust Series 2005-KS11, Class M2, 1-Month LIBOR + 0.63%, 5.78% (B), 12/25/2035	1,186,114	1,175,005

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust
Series 2020-2, Class D, 2.22%, 09/15/2026	$ 5,011,098	$ 4,921,180
Series 2021-1, Class D, 1.13%, 11/16/2026	12,850,000	12,289,534
Series 2021-2, Class D, 1.35%, 07/15/2027	3,511,000	3,317,949
Series 2021-4, Class B, 0.88%, 06/15/2026	3,014,444	2,983,627
Series 2021-4, Class C, 1.26%, 02/16/2027	11,270,000	10,832,627
Series 2022-2, Class A3, 2.98%, 10/15/2026	6,912,089	6,836,212
Sierra Timeshare Receivables Funding LLC
Series 2019-2A, Class A, 2.59%, 05/20/2036 (A)	1,726,725	1,663,559
Series 2020-2A, Class A, 1.33%, 07/20/2037 (A)	5,271,963	4,881,960
Series 2020-2A, Class B, 2.32%, 07/20/2037 (A)	2,645,054	2,471,614
Series 2021-1A, Class B, 1.34%, 11/20/2037 (A)	3,197,216	2,942,901
Series 2021-1A, Class C, 1.79%, 11/20/2037 (A)	1,406,906	1,289,534
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	8,963,632	8,816,016
Sound Point CLO XII Ltd. Series 2016-2A, Class AR2, 3-Month LIBOR + 1.05%, 6.30% (B), 10/20/2028 (A)	1,216,024	1,213,309
Sound Point CLO XVI Ltd. Series 2017-2A, Class AR, 3-Month LIBOR + 0.98%, 6.24% (B), 07/25/2030 (A)	4,499,162	4,442,243
Stack Infrastructure Issuer LLC Series 2019-1A, Class A2, 4.54%, 02/25/2044 (A)	3,723,551	3,666,416
TCI-Symphony CLO Ltd. Series 2016-1A, Class AR2, 3-Month LIBOR + 1.02%, 6.26% (B), 10/13/2032 (A)	4,900,000	4,824,623
TCW CLO Ltd. Series 2018-1A, Class A1R, 3-Month LIBOR + 0.97%, 6.23% (B), 04/25/2031 (A)	5,000,000	4,947,695
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A, 2.56%, 11/25/2031 (A)	5,000,000	4,855,351
Venture 38 CLO Ltd. Series 2019-38A, Class A1R, 3-Month LIBOR + 1.16%, 6.46% (B), 07/30/2032 (A)	4,900,000	4,794,155
Venture XXVII CLO Ltd. Series 2017-27A, Class AR, 3-Month LIBOR + 1.05%, 6.30% (B), 07/20/2030 (A)	5,300,166	5,244,095
Veridian Auto Receivables Trust Series 2023-1A, Class A2, 5.97%, 08/17/2026 (A)	3,952,000	3,940,331

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust Series 2021-2A, Class B, 0.62%, 07/15/2026 (A)	$ 1,558,000	$ 1,537,008

Total Asset-Backed Securities (Cost $239,673,510)		238,542,316

CORPORATE DEBT SECURITIES - 42.4%
Aerospace & Defense - 0.7%
Boeing Co.
1.43%, 02/04/2024	4,311,000	4,196,119
5.15%, 05/01/2030	4,065,000	4,024,431
5.93%, 05/01/2060	3,605,000	3,565,508
Embraer Netherlands Finance BV 6.95%, 01/17/2028 (A)	2,524,000	2,510,568

		14,296,626

Air Freight & Logistics - 0.3%
GXO Logistics, Inc. 2.65%, 07/15/2031	7,010,000	5,441,013

Automobile Components - 0.1%
Aptiv PLC/Aptiv Corp. 3.25%, 03/01/2032	2,241,000	1,923,648

Automobiles - 1.0%
BMW US Capital LLC 2.80%, 04/11/2026 (A)	2,444,000	2,304,218
Ford Motor Co. 4.35%, 12/08/2026 (C)	1,500,000	1,449,947
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,412,000	5,959,132
6.95%, 06/10/2026	3,337,000	3,355,821
General Motors Co. 6.25%, 10/02/2043	3,464,000	3,378,454
Stellantis Finance US, Inc. 6.38%, 09/12/2032 (A)	2,618,000	2,671,088
Volkswagen Group of America Finance LLC 1.63%, 11/24/2027 (A)	2,658,000	2,272,882

		21,391,542

Banks - 5.4%
Bank of America Corp.
Fixed until 03/11/2031, 2.65% (B), 03/11/2032	4,810,000	3,982,348
5.29% (B), 04/25/2034	10,513,000	10,409,585
Barclays PLC
Fixed until 11/02/2025, 7.33% (B), 11/02/2026	9,530,000	9,741,082
BBVA Bancomer SA 8.45% (B), 06/29/2038 (A)	6,000,000	6,006,000
BNP Paribas SA Fixed until 11/17/2027 (D), 9.25% (A) (B)	7,472,000	7,700,739
BPCE SA 4.50%, 03/15/2025 (A)	5,079,000	4,873,131
Citigroup, Inc.
Fixed until 12/10/2025 (D), 4.00% (B)	4,677,000	3,992,989
6.17% (B), 05/25/2034	6,517,000	6,564,648
Intesa Sanpaolo SpA Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	10,875,000	11,417,100

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
Fixed until 02/01/2025 (D), 4.60% (B)	$ 6,576,000	$ 6,132,120
5.35% (B), 06/01/2034 (C)	6,548,000	6,597,032
Fixed until 09/14/2032, 5.72% (B), 09/14/2033	1,916,000	1,940,686
Lloyds Banking Group PLC Fixed until 06/27/2026 (D), 6.75% (B)	4,128,000	3,777,996
Northern Trust Corp. 6.13%, 11/02/2032	5,595,000	5,797,564
PNC Financial Services Group, Inc. Fixed until 01/24/2033, 5.07% (B), 01/24/2034	4,247,000	4,075,655
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034 (C)	5,881,000	5,570,662
5.87% (B), 06/08/2034	2,908,000	2,908,192
US Bancorp Fixed until 06/10/2033, 5.84% (B), 06/12/2034	5,841,000	5,879,970
Wells Fargo & Co. 5.39% (B), 04/24/2034	6,705,000	6,659,351

		114,026,850

Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 01/23/2029	3,526,000	3,506,119
Constellation Brands, Inc.
3.15%, 08/01/2029	1,710,000	1,540,999
3.70%, 12/06/2026	1,725,000	1,640,337
Primo Water Holdings, Inc. 4.38%, 04/30/2029 (A)	4,951,000	4,242,264

		10,929,719

Biotechnology - 0.3%
Amgen, Inc.
2.00%, 01/15/2032	1,570,000	1,239,152
5.60%, 03/02/2043	2,350,000	2,353,651
CSL Finance PLC 4.63%, 04/27/2042 (A)	3,315,000	3,066,312

		6,659,115

Building Products - 0.5%
Carlisle Cos., Inc.
2.20%, 03/01/2032	6,022,000	4,750,827
3.75%, 12/01/2027	1,847,000	1,752,585
Carrier Global Corp. 2.72%, 02/15/2030	2,471,000	2,123,521
Standard Industries, Inc. 3.38%, 01/15/2031 (A)	2,349,000	1,891,876

		10,518,809

Capital Markets - 1.8%
Charles Schwab Corp. Fixed until 05/19/2033, 5.85% (B), 05/19/2034	6,998,000	7,097,803
Deutsche Bank AG Fixed until 11/10/2032, 7.08% (B), 02/10/2034	7,813,000	7,224,442
Goldman Sachs Group, Inc. Fixed until 02/24/2032, 3.10% (B), 02/24/2033	8,167,000	6,896,215

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
LPL Holdings, Inc. 4.00%, 03/15/2029 (A)	$ 3,436,000	$ 3,014,857
Morgan Stanley 5.25% (B), 04/21/2034	7,470,000	7,373,906
UBS Group AG Fixed until 11/15/2032, 9.02% (B), 11/15/2033 (A)	5,138,000	6,163,429

		37,770,652

Chemicals - 0.7%
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028 (A)	964,000	695,941
FMC Corp. 5.65%, 05/18/2033	2,310,000	2,255,044
International Flavors & Fragrances, Inc. 2.30%, 11/01/2030 (A)	3,368,000	2,667,900
Mosaic Co. 4.05%, 11/15/2027 (C)	2,413,000	2,296,933
NOVA Chemicals Corp. 4.88%, 06/01/2024 (A)	4,367,000	4,266,472
Nutrien Ltd. 4.20%, 04/01/2029	2,559,000	2,415,129

		14,597,419

Commercial Services & Supplies - 1.2%
ADT Security Corp. 4.13%, 08/01/2029 (A)	3,980,000	3,437,725
Ashtead Capital, Inc.
4.25%, 11/01/2029 (A)	2,612,000	2,369,598
5.55%, 05/30/2033 (A)	4,300,000	4,192,099
Republic Services, Inc. 5.00%, 04/01/2034	3,323,000	3,314,150
Stericycle, Inc.
3.88%, 01/15/2029 (A)	3,293,000	2,923,854
5.38%, 07/15/2024 (A)	1,498,000	1,478,641
Triton Container International Ltd./TAL International Container Corp. 3.25%, 03/15/2032	8,597,000	6,725,901

		24,441,968

Communications Equipment - 0.2%
CommScope, Inc. 4.75%, 09/01/2029 (A)	6,057,000	4,775,777

Construction & Engineering - 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 08/01/2029 - 04/01/2030 (A)	2,867,000	2,444,832
IHS Netherlands Holdco BV 8.00%, 09/18/2027 (A)	2,253,000	2,051,356
Odebrecht Oil & Gas Finance Ltd. Zero Coupon, 07/31/2023 (A) (D)	500,930	989
Quanta Services, Inc. 2.90%, 10/01/2030	2,599,000	2,199,537

		6,696,714

Construction Materials - 0.1%
CRH America Finance, Inc. 3.40%, 05/09/2027 (A)	3,283,000	3,070,231

Consumer Staples Distribution & Retail - 0.9%
7-Eleven, Inc. 1.80%, 02/10/2031 (A)	7,903,000	6,248,902

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail (continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP 4.63%, 01/15/2027 (A)	$ 6,311,000	$ 5,979,037
InRetail Consumer 3.25%, 03/22/2028 (A)	3,319,000	2,850,191
Sysco Corp. 5.95%, 04/01/2030	2,884,000	3,018,219

		18,096,349

Containers & Packaging - 0.7%
Clydesdale Acquisition Holdings, Inc. 6.63%, 04/15/2029 (A)	2,186,000	2,084,720
Mauser Packaging Solutions Holding Co. 7.88%, 08/15/2026 (A)	1,749,000	1,735,347
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (A)	5,002,000	4,422,399
Sonoco Products Co. 2.25%, 02/01/2027	2,759,000	2,464,398
WRKCo, Inc. 3.90%, 06/01/2028	3,738,000	3,479,812

		14,186,676

Distributors - 0.1%
LKQ Corp. 6.25%, 06/15/2033 (A)	2,308,000	2,324,417

Diversified REITs - 2.1%
Broadstone Net Lease LLC 2.60%, 09/15/2031	3,252,000	2,329,090
GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2030	3,337,000	2,891,853
HAT Holdings I LLC/HAT Holdings II LLC 3.38%, 06/15/2026 (A)	1,725,000	1,545,898
Highwoods Realty LP 4.13%, 03/15/2028	2,353,000	2,057,048
Invitation Homes Operating Partnership LP 4.15%, 04/15/2032	2,039,000	1,825,158
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25%, 02/01/2027 (A)	6,287,000	5,462,378
Physicians Realty LP 2.63%, 11/01/2031	2,665,000	2,072,086
Prologis LP 5.25%, 06/15/2053	2,061,000	2,021,490
SBA Tower Trust 6.60%, 01/15/2028 (A)	13,662,000	13,876,885
Simon Property Group LP
2.20%, 02/01/2031	2,053,000	1,650,249
5.50%, 03/08/2033	3,433,000	3,407,065
VICI Properties LP 4.95%, 02/15/2030	4,885,000	4,582,521

		43,721,721

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.
1.68%, 10/30/2030	2,518,000	1,987,013
1.75%, 01/20/2031	3,718,000	2,932,257
4.13%, 03/16/2027	2,716,000	2,636,517

		7,555,787

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 1.2%
Black Hills Corp.
3.15%, 01/15/2027	$ 2,383,000	$ 2,207,004
4.25%, 11/30/2023	1,806,000	1,793,379
Cleveland Electric Illuminating Co. 3.50%, 04/01/2028 (A)	5,670,000	5,194,184
Duke Energy Corp. 5.00%, 12/08/2027	1,612,000	1,600,509
EDP Finance BV 3.63%, 07/15/2024 (A)	6,685,000	6,511,791
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA 5.38%, 12/30/2030 (E)	539,000	350,350
Investment Energy Resources Ltd. 6.25%, 04/26/2029 (A)	1,814,000	1,652,554
JSW Hydro Energy Ltd. 4.13%, 05/18/2031 (E)	2,688,000	2,262,613
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	1,347,000	1,101,669
3.63%, 02/15/2031 (A)	1,408,000	1,097,417
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,494,000	1,949,703
3.30%, 12/01/2027	400,000	350,116

		26,071,289

Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics, Inc. 2.95%, 02/15/2032	3,924,000	3,237,860
Keysight Technologies, Inc. 4.60%, 04/06/2027	4,260,000	4,191,750
Sensata Technologies, Inc. 4.38%, 02/15/2030 (A)	3,358,000	2,999,499
Trimble, Inc. 6.10%, 03/15/2033	3,496,000	3,540,651

		13,969,760

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (A)	2,210,000	2,081,639

Entertainment - 0.2%
Take-Two Interactive Software, Inc. 3.55%, 04/14/2025	4,676,000	4,508,309

Financial Services - 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026	4,553,000	4,346,134
Aviation Capital Group LLC
3.50%, 11/01/2027 (A)	1,917,000	1,694,162
5.50%, 12/15/2024 (A)	6,897,000	6,749,821
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (A)	4,308,000	4,005,696
5.50%, 01/15/2026 (A)	5,905,000	5,717,212
Element Fleet Management Corp. 6.27%, 06/26/2026 (A)	6,390,000	6,367,457
Equitable Holdings, Inc. 5.59%, 01/11/2033	5,777,000	5,636,623
Fiserv, Inc. 5.45%, 03/02/2028	3,555,000	3,571,930
United Wholesale Mortgage LLC 5.50%, 11/15/2025 (A)	4,479,000	4,262,444

		42,351,479

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 1.3%
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	$ 2,589,000	$ 2,380,752
2.75%, 05/14/2031 (C)	4,539,000	3,802,641
Cargill, Inc. 5.13%, 10/11/2032 (A)	1,947,000	1,963,636
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00%, 02/02/2029 (A)	3,438,000	2,913,816
Pilgrim’s Pride Corp. 3.50%, 03/01/2032	6,123,000	4,840,844
Post Holdings, Inc.
4.63%, 04/15/2030 (A)	1,608,000	1,409,260
5.50%, 12/15/2029 (A)	5,089,000	4,695,975
Viterra Finance BV 4.90%, 04/21/2027 (A)	6,387,000	6,145,242

		28,152,166

Ground Transportation - 0.2%
Norfolk Southern Corp. 4.55%, 06/01/2053	5,737,000	5,164,643

Health Care Equipment & Supplies - 0.6%
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	3,201,000	2,938,902
5.75%, 12/06/2052 (A)	2,080,000	2,185,043
Boston Scientific Corp. 4.70%, 03/01/2049	672,000	628,622
GE HealthCare Technologies, Inc. 5.86%, 03/15/2030	1,896,000	1,945,427
Medline Borrower LP
3.88%, 04/01/2029 (A)	1,821,000	1,577,961
5.25%, 10/01/2029 (A) (C)	1,459,000	1,265,935
Stryker Corp. 1.95%, 06/15/2030	2,941,000	2,454,921

		12,996,811

Health Care Providers & Services - 2.0%
Centene Corp.
3.00%, 10/15/2030	1,490,000	1,241,613
3.38%, 02/15/2030	4,842,000	4,154,678
4.25%, 12/15/2027	1,332,000	1,248,943
CHS/Community Health Systems, Inc. 5.25%, 05/15/2030 (A)	2,372,000	1,868,453
Cigna Group 2.40%, 03/15/2030	2,652,000	2,251,888
CVS Health Corp.
4.78%, 03/25/2038	2,708,000	2,495,850
5.25%, 01/30/2031	1,707,000	1,699,678
Elevance Health, Inc.
2.25%, 05/15/2030	2,698,000	2,258,772
5.13%, 02/15/2053	4,194,000	4,056,218
HCA, Inc.
4.13%, 06/15/2029	1,992,000	1,842,276
5.38%, 09/01/2026	7,615,000	7,552,609
5.88%, 02/01/2029	144,000	144,917
Humana, Inc. 5.50%, 03/15/2053	2,506,000	2,493,988
Molina Healthcare, Inc. 4.38%, 06/15/2028 (A)	2,587,000	2,385,788

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Tenet Healthcare Corp. 5.13%, 11/01/2027	$ 3,149,000	$ 3,005,690
UnitedHealth Group, Inc. 5.20%, 04/15/2063	3,721,000	3,707,583

		42,408,944

Hotels, Restaurants & Leisure - 1.5%
Boyne USA, Inc. 4.75%, 05/15/2029 (A)	1,273,000	1,146,897
Expedia Group, Inc.
2.95%, 03/15/2031	968,000	814,284
3.80%, 02/15/2028	1,724,000	1,611,765
Hilton Domestic Operating Co., Inc. 3.75%, 05/01/2029 (A)	4,439,000	3,940,144
Hyatt Hotels Corp. 1.80%, 10/01/2024	1,740,000	1,655,939
International Game Technology PLC 6.50%, 02/15/2025 (A)	2,190,000	2,190,000
Marriott International, Inc.
2.75%, 10/15/2033	3,037,000	2,409,301
5.75%, 05/01/2025	372,000	372,667
MGM Resorts International 4.75%, 10/15/2028	3,753,000	3,406,840
NCL Corp. Ltd. 5.88%, 03/15/2026 (A)	3,086,000	2,886,693
Royal Caribbean Cruises Ltd. 5.50%, 04/01/2028 (A)	1,499,000	1,398,323
Scientific Games International, Inc. 7.25%, 11/15/2029 (A)	1,730,000	1,732,162
Viking Cruises Ltd. 5.88%, 09/15/2027 (A)	5,609,000	5,155,344
Warnermedia Holdings, Inc. 5.05%, 03/15/2042	3,639,000	3,061,078

		31,781,437

Household Durables - 0.2%
Century Communities, Inc.
3.88%, 08/15/2029 (A)	2,621,000	2,272,085
6.75%, 06/01/2027	1,402,000	1,404,088

		3,676,173

Independent Power & Renewable Electricity Producers - 0.2%
Calpine Corp. 3.75%, 03/01/2031 (A)	6,056,000	4,907,534

Industrial Conglomerates - 0.2%
General Electric Co. 4.50%, 03/11/2044	3,755,000	3,315,512

Insurance - 2.0%
Aon Corp./Aon Global Holdings PLC 5.00%, 09/12/2032	3,999,000	3,943,525
AXA SA 8.60%, 12/15/2030	4,572,000	5,528,499
Cloverie PLC for Zurich Insurance Co. Ltd. Fixed until 06/24/2026, 5.63% (B), 06/24/2046 (E)	8,142,000	7,997,724
Global Atlantic Finance Co. Fixed until 07/15/2026, 4.70% (B), 10/15/2051 (A)	10,751,000	7,620,321

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Hanwha Life Insurance Co. Ltd. Fixed until 02/04/2027, 3.38% (B), 02/04/2032 (A)	$ 4,600,000	$ 4,114,954
Muenchener Rueckversicherungs-Gesellschaft AG Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	2,400,000	2,400,576
Ohio National Financial Services, Inc.
6.63%, 05/01/2031 (A) (C)	1,650,000	1,534,575
6.80%, 01/24/2030 (A)	8,992,000	8,357,394

		41,497,568

Interactive Media & Services - 0.3%
Baidu, Inc. 4.38%, 05/14/2024 (C)	2,675,000	2,637,228
Meta Platforms, Inc. 4.80%, 05/15/2030	3,786,000	3,787,047

		6,424,275

IT Services - 0.1%
Gartner, Inc. 4.50%, 07/01/2028 (A)	3,175,000	2,966,144

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc. 4.00%, 03/15/2031 (A)	2,308,000	2,004,314

Machinery - 0.3%
CNH Industrial Capital LLC 4.55%, 04/10/2028	3,482,000	3,356,628
Huntington Ingalls Industries, Inc. 2.04%, 08/16/2028	4,682,000	3,929,872

		7,286,500

Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.13%, 07/01/2049	4,695,000	3,689,343
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (A)	1,660,000	1,495,672
7.50%, 06/01/2029 (A) (C)	1,505,000	1,113,677
Comcast Corp. 4.15%, 10/15/2028	5,221,000	5,056,891
CSC Holdings LLC
4.50%, 11/15/2031 (A)	2,712,000	1,890,399
4.63%, 12/01/2030 (A)	1,569,000	698,160
Paramount Global 4.20%, 05/19/2032 (C)	2,050,000	1,717,003
Virgin Media Secured Finance PLC
4.50%, 08/15/2030 (A)	2,620,000	2,196,399
5.50%, 05/15/2029 (A)	6,126,000	5,541,383
VZ Secured Financing BV 5.00%, 01/15/2032 (A)	1,810,000	1,457,713

		24,856,640

Metals & Mining - 0.4%
ArcelorMittal SA 6.55%, 11/29/2027	4,759,000	4,878,956
Glencore Funding LLC 2.63%, 09/23/2031 (A)	4,193,000	3,374,045

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Novelis Corp. 3.25%, 11/15/2026 (A)	$ 915,000	$ 828,359

		9,081,360

Oil, Gas & Consumable Fuels - 3.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029 (A)	1,226,000	1,139,224
7.88%, 05/15/2026 (A)	4,119,000	4,174,343
Boardwalk Pipelines LP 3.40%, 02/15/2031	6,178,000	5,303,357
Cheniere Energy Partners LP
4.00%, 03/01/2031	7,245,000	6,378,246
4.50%, 10/01/2029	2,795,000	2,564,627
Chevron USA, Inc. 3.25%, 10/15/2029	2,256,000	2,087,008
Energy Transfer LP 6.00%, 06/15/2048	5,855,000	5,517,508
EnLink Midstream Partners LP 5.05%, 04/01/2045	5,234,000	4,108,690
Exxon Mobil Corp. 3.04%, 03/01/2026	3,098,000	2,961,648
NuStar Logistics LP
5.63%, 04/28/2027	3,008,000	2,885,574
5.75%, 10/01/2025	1,162,000	1,132,894
Occidental Petroleum Corp. 5.55%, 03/15/2026	9,951,000	9,824,125
ONEOK Partners LP 4.90%, 03/15/2025	1,442,000	1,417,497
ONEOK, Inc. 6.10%, 11/15/2032	4,711,000	4,790,739
Ovintiv, Inc. 6.25%, 07/15/2033	3,331,000	3,284,476
Petroleos Mexicanos
6.50%, 01/23/2029 (C)	3,820,000	3,166,357
6.84%, 01/23/2030	3,043,000	2,420,082
6.88%, 10/16/2025 (C)	2,701,000	2,595,126
7.69%, 01/23/2050	1,538,000	1,042,688
Pioneer Natural Resources Co. 2.15%, 01/15/2031	3,204,000	2,619,300
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029	2,175,000	1,906,771
Sabine Pass Liquefaction LLC 5.90%, 09/15/2037 (A)	4,100,000	4,158,302
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	1,834,000	1,584,509
Western Midstream Operating LP 6.15%, 04/01/2033	3,449,000	3,458,278

		80,521,369

Passenger Airlines - 0.3%
American Airlines Pass-Through Trust 3.15%, 08/15/2033	1,831,981	1,594,152
Delta Air Lines Pass-Through Trust 3.20%, 10/25/2025	2,106,000	2,063,581
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028 (A)	2,654,000	2,574,623

		6,232,356

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Personal Care Products - 0.3%
Kenvue, Inc. 5.00%, 03/22/2030 (A)	$ 5,597,000	$ 5,648,693

Pharmaceuticals - 1.0%
AbbVie, Inc.
3.20%, 05/14/2026	2,245,000	2,126,855
4.05%, 11/21/2039	2,177,000	1,891,370
Bausch Health Cos., Inc. 5.25%, 01/30/2030 (A)	4,435,000	1,840,525
Bayer US Finance II LLC 4.38%, 12/15/2028 (A)	2,032,000	1,926,213
Merck & Co., Inc. 5.00%, 05/17/2053	4,428,000	4,484,090
Pfizer Investment Enterprises Pte Ltd. 5.11%, 05/19/2043	3,704,000	3,707,910
Royalty Pharma PLC 2.20%, 09/02/2030	3,973,000	3,192,544
Viatris, Inc. 2.30%, 06/22/2027	1,511,000	1,319,750

		20,489,257

Professional Services - 0.2%
Equifax, Inc.
2.60%, 12/01/2024	2,138,000	2,035,973
5.10%, 12/15/2027	2,968,000	2,933,676

		4,969,649

Retail REITs - 0.2%
Realty Income Corp. 4.90%, 07/15/2033	3,666,000	3,502,425

Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc. 3.92%, 06/01/2032	4,212,000	3,990,843
Broadcom, Inc.
1.95%, 02/15/2028 (A)	1,551,000	1,340,860
3.19%, 11/15/2036 (A)	7,615,000	5,751,061
Foundry JV Holdco LLC 5.88%, 01/25/2034 (A)	3,441,000	3,418,953
Intel Corp. 5.63%, 02/10/2043	2,427,000	2,461,273
KLA Corp. 4.10%, 03/15/2029	3,181,000	3,058,773
Microchip Technology, Inc. 0.98%, 09/01/2024	3,095,000	2,923,039
QUALCOMM, Inc. 3.25%, 05/20/2050 (C)	1,817,000	1,359,387
Skyworks Solutions, Inc. 1.80%, 06/01/2026	1,728,000	1,543,300
TSMC Global Ltd. 1.38%, 09/28/2030 (A)	7,302,000	5,725,657

		31,573,146

Software - 0.8%
Crowdstrike Holdings, Inc. 3.00%, 02/15/2029	1,311,000	1,130,602
NCR Corp.
5.13%, 04/15/2029 (A)	2,386,000	2,112,325
5.25%, 10/01/2030 (A)	2,379,000	2,068,223
Oracle Corp.
3.65%, 03/25/2041	2,154,000	1,656,461
6.90%, 11/09/2052	4,331,000	4,842,692

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Software (continued)
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (A)	$ 2,875,000	$ 1,293,831
Workday, Inc. 3.50%, 04/01/2027	4,421,000	4,189,488

		17,293,622

Specialized REITs - 0.6%
EPR Properties 3.75%, 08/15/2029	3,079,000	2,495,663
Iron Mountain, Inc. 5.25%, 03/15/2028 (A)	5,956,000	5,563,379
Weyerhaeuser Co. 4.00%, 04/15/2030	4,097,000	3,766,606

		11,825,648

Specialty Retail - 0.1%
Lowe’s Cos., Inc. 3.75%, 04/01/2032	2,915,000	2,636,905

Technology Hardware, Storage & Peripherals - 0.5%
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	5,891,000	5,851,300
6.02%, 06/15/2026	4,056,000	4,121,377

		9,972,677

Tobacco - 0.5%
BAT International Finance PLC 3.95%, 06/15/2025 (A)	6,466,000	6,225,506
Philip Morris International, Inc. 5.63%, 11/17/2029	3,644,000	3,711,665
Reynolds American, Inc. 7.25%, 06/15/2037	559,000	585,103

		10,522,274

Wireless Telecommunication Services - 0.5%
Altice France SA 5.50%, 10/15/2029 (A)	1,272,000	909,661
Axian Telecom 7.38%, 02/16/2027 (A)	728,000	666,120
Sprint LLC 7.88%, 09/15/2023	2,979,000	2,986,144
T-Mobile USA, Inc.
3.50%, 04/15/2031	2,545,000	2,245,150
3.88%, 04/15/2030	1,806,000	1,663,660
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031 (A)	2,825,000	2,349,343

		10,820,078

Total Corporate Debt Securities (Cost $896,262,166)		893,935,629

FOREIGN GOVERNMENT OBLIGATIONS - 0.1%
Dominican Republic - 0.1%
Dominican Republic International Bonds
4.88%, 09/23/2032 (A)	1,489,000	1,265,487
5.50%, 01/27/2025 (E)	1,140,000	1,120,642

Total Foreign Government Obligations (Cost $2,297,868)		2,386,129

MORTGAGE-BACKED SECURITIES - 9.9%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A1, 3.90%, 08/10/2035 (A)	5,900,000	5,489,469

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
20 Times Square Trust Series 2018-20TS, Class B, 3.20% (B), 05/15/2035 (A)	$ 5,148,000	$ 4,285,710
Alternative Loan Trust Series 2005-14, Class 2A1, 1-Month LIBOR + 0.42%, 5.36% (B), 05/25/2035	79,453	71,581
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ANM, 3.11%, 11/05/2032 (A)	2,700,000	2,455,972
Banc of America Funding Trust Series 2005-D, Class A1, 4.38% (B), 05/25/2035	979,064	906,612
BBCMS Mortgage Trust Series 2018-TALL, Class D, 1-Month LIBOR + 1.60%, 6.79% (B), 03/15/2037 (A)	5,000,000	3,393,860
BX Commercial Mortgage Trust
Series 2019-XL, Class C,
1-Month Term SOFR + 1.36%, 6.51% (B), 10/15/2036 (A)	2,040,000	2,018,102
Series 2020-VKNG, Class C,
1-Month Term SOFR + 1.51%, 6.66% (B), 10/15/2037 (A)	1,624,000	1,583,687
Citigroup Commercial Mortgage Trust Series 2016-P5, Class AAB, 2.84%, 10/10/2049	4,413,972	4,219,321
COMM Mortgage Trust Series 2016-787S, Class A, 3.55%, 02/10/2036 (A)	5,000,000	4,535,379
CSMC Trust
Series 2020-RPL4, Class A1,
2.00% (B), 01/25/2060 (A)	6,411,348	5,503,372
Series 2021-RPL3, Class A1,
2.00% (B), 01/25/2060 (A)	5,852,865	4,922,561
DOLP Trust Series 2021-NYC, Class A, 2.96%, 05/10/2041 (A)	5,300,000	4,144,897
Extended Stay America Trust Series 2021-ESH, Class A, 1-Month LIBOR + 1.08%, 6.27% (B), 07/15/2038 (A)	5,300,558	5,195,780
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A,
3.14%, 12/10/2036 (A)	5,000,000	4,730,800
Series 2019-FBLU, Class C,
3.75%, 12/10/2036 (A)	2,800,000	2,644,997
Series 2019-FBLU, Class D,
4.10% (B), 12/10/2036 (A)	1,500,000	1,417,530
Great Wolf Trust Series 2019-WOLF, Class C, 1-Month Term SOFR + 1.75%, 6.89% (B), 12/15/2036 (A)	7,000,000	6,867,445
GS Mortgage Securities Trust Series 2016-GS3, Class AAB, 2.78%, 10/10/2049	2,431,193	2,309,570

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
HarborView Mortgage Loan Trust Series 2006-7, Class 2A1A, 1-Month LIBOR + 0.40%, 5.55% (B), 09/19/2046	$ 116,643	$ 107,133
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-ACE, Class A, 3.29%, 01/10/2037 (A)	7,500,000	7,057,411
Metlife Securitization Trust Series 2017-1A, Class A, 3.00% (B), 04/25/2055 (A)	1,729,803	1,580,503
MFA Trust Series 2021-RPL1, Class A1, 1.13% (B), 07/25/2060 (A)	2,706,454	2,373,483
Mill City Mortgage Loan Trust Series 2019-1, Class A1, 3.25% (B), 10/25/2069 (A)	1,009,418	949,144
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class ASB,
3.07%, 02/15/2048	1,430,775	1,400,237
Series 2015-C27, Class ASB,
3.56%, 12/15/2047	2,271,418	2,201,232
New Residential Mortgage Loan Trust
Series 2016-4A, Class A1,
3.75% (B), 11/25/2056 (A)	3,474,108	3,156,955
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	7,852,838	7,327,519
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	6,229,676	5,869,557
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	5,483,677	5,013,758
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	2,730,308	2,513,218
Series 2019-RPL2, Class A1,
3.25% (B), 02/25/2059 (A)	4,020,272	3,752,206
Series 2020-1A, Class A1B,
3.50% (B), 10/25/2059 (A)	8,538,585	7,846,910
OBX Trust Series 2023-NQM4, Class A1, 6.11% (B), 03/25/2063 (A)	3,714,945	3,687,541
One New York Plaza Trust Series 2020-1NYP, Class A, 1-Month LIBOR + 0.95%, 6.14% (B), 01/15/2036 (A)	4,000,000	3,789,498
Reperforming Loan Trust REMICS Series 2006-R1, Class AF1, 1-Month LIBOR + 0.34%, 5.49% (B), 01/25/2036 (A)	1,183,168	1,080,808
SFO Commercial Mortgage Trust Series 2021-555, Class A, 1-Month Term SOFR + 1.26%, 6.34% (B), 05/15/2038 (A)	4,600,000	4,017,731
Tharaldson Hotel Portfolio Trust Series 2018-THL, Class C, 1-Month LIBOR + 1.65%, 6.84% (B), 11/11/2034 (A)	2,862,824	2,793,801

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	$ 330,014	$ 325,115
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	5,777,630	5,423,392
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	10,568,277	9,986,131
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	260,763	248,013
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	7,587,710	6,894,493
Series 2019-1, Class A1,
3.75% (B), 03/25/2058 (A)	10,389,843	9,718,566
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	14,221,393	12,350,599
Series 2022-1, Class A1,
3.75% (B), 07/25/2062 (A)	11,804,936	10,876,027
Series 2022-4, Class A1,
3.75%, 09/25/2062 (A)	10,962,829	10,032,952
Series 2023-1, Class A1,
3.75%, 01/25/2063 (A)	9,608,993	8,759,462
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR13, Class A1A1, 1-Month LIBOR + 0.58%, 5.73% (B), 10/25/2045	681,483	640,737

Total Mortgage-Backed Securities (Cost $215,982,911)		208,470,777

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.9%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/2052	954,676	841,207
3.50%, 08/01/2049	646,157	595,770
12-Month LIBOR + 1.35%, 3.62% (B), 09/01/2035	15,473	15,391
12-Month LIBOR + 1.87%, 4.12% (B), 09/01/2035	60,453	59,397
5.00%, 08/01/2024 - 07/01/2025	39,896	39,663
Federal National Mortgage Association
3.00%, 08/01/2049 - 05/01/2052	2,001,246	1,771,039
12-Month LIBOR + 1.34%, 3.59% (B), 12/01/2034	730	712
1-Year CMT + 2.15%, 3.90% (B), 07/01/2032	2,103	2,079
1-Year CMT + 1.81%, 3.93% (B), 08/01/2035	5,946	5,854
4.00%, 10/01/2047 - 02/01/2048	1,682,639	1,604,146
1-Year CMT + 2.18%, 4.30% (B), 10/01/2035	1,086	1,064
6-Month LIBOR + 1.75%, 4.50% (B), 05/01/2035	41,486	40,621
4.50%, 08/01/2052	9,375,178	9,018,139
1-Year CMT + 2.22%, 4.66% (B), 01/01/2028	2,644	2,597
12-MTA + 1.20%, 4.94% (B), 06/01/2043	27,791	26,863
5.00%, 01/01/2025 - 04/01/2053	27,988,498	27,468,198
5.50%, 03/01/2053	10,625,435	10,592,956

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
6-Month LIBOR + 1.61%, 5.73% (B), 08/01/2036	$ 4,728	$ 4,730
Uniform Mortgage-Backed Security 5.50%, TBA (F)	29,183,000	29,054,185

Total U.S. Government Agency Obligations (Cost $81,934,424)		81,144,611

U.S. GOVERNMENT OBLIGATIONS - 27.7%
U.S. Treasury - 25.9%
U.S. Treasury Bonds
1.25%, 05/15/2050	51,075,200	28,653,985
1.88%, 02/15/2051	10,224,000	6,757,824
2.00%, 02/15/2050 (G)	11,099,000	7,593,710
2.25%, 05/15/2041	12,471,000	9,589,517
2.25%, 08/15/2046 (G)	5,162,000	3,763,017
2.38%, 02/15/2042 - 05/15/2051	95,164,300	73,840,251
2.75%, 08/15/2042 (G)	31,154,000	25,637,552
3.00%, 08/15/2052	8,642,800	7,335,914
3.50%, 02/15/2039	2,786,000	2,665,854
3.63%, 05/15/2053	15,457,000	14,829,059
3.88%, 02/15/2043 - 05/15/2043	35,398,000	34,477,679
4.00%, 11/15/2052	25,736,000	26,391,464
4.25%, 05/15/2039 (G)	8,659,000	9,040,875
U.S. Treasury Bonds, Principal Only STRIPS Zero Coupon, 08/15/2052 (C)	67,846,000	23,010,052
U.S. Treasury Notes
1.13%, 02/15/2031	6,529,400	5,366,351
1.25%, 08/15/2031	5,319,000	4,362,827
1.38%, 11/15/2031	12,965,000	10,685,996
1.50%, 02/15/2030	36,667,000	31,393,254
1.88%, 02/15/2032	14,309,500	12,250,274
2.25%, 11/15/2025	1,874,800	1,771,100
2.25%, 08/15/2027 (G)	5,887,000	5,439,956
2.75%, 08/15/2032	421,000	385,725
2.88%, 05/15/2028 - 05/15/2032	52,519,800	49,395,110
3.38%, 05/15/2033	30,374,000	29,277,688
3.50%, 01/31/2028 - 02/15/2033	69,942,000	68,053,050
3.88%, 11/30/2027	14,901,400	14,685,446
4.13%, 01/31/2025 - 11/15/2032	32,886,900	33,468,345
4.25%, 09/30/2024	6,481,500	6,394,911

		546,516,786

U.S. Treasury Inflation-Protected Securities - 1.8%
U.S. Treasury Inflation-Protected Indexed Bonds 0.25%, 02/15/2050	35,165,404	24,495,589
U.S. Treasury Inflation-Protected Indexed Notes 0.13%, 07/15/2030	14,099,112	12,631,510

		37,127,099

Total U.S. Government Obligations (Cost $586,171,777)		583,643,885

COMMERCIAL PAPER - 1.6%
Financial Services - 0.9%
Chariot Funding LLC 5.61% (H), 09/28/2023	5,272,000	5,199,906

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Liberty Street Funding LLC 5.46% (H), 11/01/2023	$ 13,500,000	$ 13,241,925

		18,441,831

Software - 0.7%
Manhattan Asset Funding Co. LLC 5.74% (H), 12/12/2023	16,112,000	15,697,720

Total Commercial Paper (Cost $34,167,246)		34,139,551

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 3.1%
U.S. Treasury Bills
4.79% (H), 09/07/2023	592,000	586,406
5.14% (H), 09/07/2023	6,591,000	6,528,717
5.16% (H), 09/07/2023	2,473,000	2,449,631
5.30% (H), 09/07/2023 - 09/14/2023	56,396,000	55,808,769

Total Short-Term U.S. Government Obligations (Cost $65,356,741)		65,373,523

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (H)	21,589,835	$21,589,835

Total Other Investment Company (Cost $21,589,835)		21,589,835

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 2.30% (H), dated 06/30/2023, to be repurchased at $24,052,912 on 07/03/2023. Collateralized by a U.S. Government Obligation, 0.50%, due 02/28/2026, and with a value of $24,529,274.	$24,048,302	24,048,302

Total Repurchase Agreement (Cost $24,048,302)		24,048,302

Total Investments (Cost $2,167,484,780)		2,153,274,558
Net Other Assets (Liabilities) - (2.1)%		(43,447,543)

Net Assets - 100.0%		$2,109,827,015

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$238,542,316	$—	$238,542,316
Corporate Debt Securities	—	893,935,629	—	893,935,629
Foreign Government Obligations	—	2,386,129	—	2,386,129
Mortgage-Backed Securities	—	208,470,777	—	208,470,777
U.S. Government Agency Obligations	—	81,144,611	—	81,144,611
U.S. Government Obligations	—	583,643,885	—	583,643,885
Commercial Paper	—	34,139,551	—	34,139,551
Short-Term U.S. Government Obligations	—	65,373,523	—	65,373,523
Other Investment Company	21,589,835	—	—	21,589,835
Repurchase Agreement	—	24,048,302	—	24,048,302

Total Investments	$21,589,835	$2,131,684,723	$—	$2,153,274,558

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the total value of 144A securities is $742,651,508, representing 35.2% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $21,972,021, collateralized by cash collateral of $21,589,835 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $844,470. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2023, the total value of Regulation S securities is $11,731,329, representing 0.6% of the Portfolio’s net assets.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after June 30, 2023. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended June 30, 2023 was $0 at a weighted average interest rate of 0.00%.
(H)	Rates disclosed reflect the yields at June 30, 2023.
(I)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Investments, at value (cost $2,143,436,478) (including securities loaned of $21,972,021)	$2,129,226,256
Repurchase agreement, at value (cost $24,048,302)	24,048,302
Cash	90,888
Cash collateral pledged at broker for:
TBA commitments	555,000
Centrally cleared swap agreements	6,000
Receivables and other assets:
Investments sold	58,645,451
Net income from securities lending	36,916
Shares of beneficial interest sold	105,996
Interest	16,385,586
Variation margin receivable on centrally cleared swap agreements	31
Prepaid expenses	9,154

Total assets	2,229,109,580

Liabilities:
Cash collateral received upon return of:
Securities on loan	21,589,835
Payables and other liabilities:
When-issued, delayed-delivery, forward and TBA commitments purchased	96,412,476
Shares of beneficial interest redeemed	118,468
Investment management fees	849,621
Distribution and service fees	107,000
Transfer agent costs	411
Trustee and CCO fees	898
Audit and tax fees	33,855
Custody fees	112,486
Legal fees	17,572
Printing and shareholder reports fees	16,182
Other accrued expenses	23,761

Total liabilities	119,282,565

Net assets	$2,109,827,015

Net assets consist of:
Capital stock ($0.01 par value)	$2,246,003
Additional paid-in capital	2,339,088,037
Total distributable earnings (accumulated losses)	(231,507,025)

Net assets	$2,109,827,015

Net assets by class:
Initial Class	$1,592,064,197
Service Class	517,762,818

Shares outstanding:
Initial Class	169,009,115
Service Class	55,591,188

Net asset value and offering price per share:
Initial Class	$9.42
Service Class	9.31

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Interest income	$46,536,597
Net income from securities lending	126,299

Total investment income	46,662,896

Expenses:
Investment management fees	4,518,780
Distribution and service fees:
Service Class	666,145
Transfer agent costs	9,618
Trustee and CCO fees	31,932
Audit and tax fees	35,943
Custody fees	107,898
Legal fees	46,567
Printing and shareholder reports fees	41,665
Other	45,447

Total expenses	5,503,995

Net investment income (loss)	41,158,901

Net realized gain (loss) on:
Investments	(1,340,186)
Foreign currency transactions	54,035

Net realized gain (loss)	(1,286,151)

Net change in unrealized appreciation (depreciation) on:
Investments	(9,649,672)
Translation of assets and liabilities denominated in foreign currencies	7,486

Net change in unrealized appreciation (depreciation)	(9,642,186)

Net realized and change in unrealized gain (loss)	(10,928,337)

Net increase (decrease) in net assets resulting from operations	$30,230,564

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$41,158,901	$41,985,300
Net realized gain (loss)	(1,286,151)	(246,044,911)
Net change in unrealized appreciation (depreciation)	(9,642,186)	(59,507,912)

Net increase (decrease) in net assets resulting from operations	30,230,564	(263,567,523)

Dividends and/or distributions to shareholders:
Initial Class	—	(23,417,643)
Service Class	—	(14,442,123)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(37,859,766)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,116,319,868	41,289,901
Service Class	2,623,999	7,391,387

	1,118,943,867	48,681,288

Dividends and/or distributions reinvested:
Initial Class	—	23,417,643
Service Class	—	14,442,123

	—	37,859,766

Cost of shares redeemed:
Initial Class	(314,608,299)	(265,328,020)
Service Class	(38,956,173)	(107,937,664)

	(353,564,472)	(373,265,684)

Net increase (decrease) in net assets resulting from capital share transactions	765,379,395	(286,724,630)

Net increase (decrease) in net assets	795,609,959	(588,151,919)

Net assets:
Beginning of period/year	1,314,217,056	1,902,368,975

End of period/year	$2,109,827,015	$1,314,217,056

Capital share transactions - shares:
Shares issued:
Initial Class	117,694,740	4,292,225
Service Class	280,741	736,315

	117,975,481	5,028,540

Shares reinvested:
Initial Class	—	2,441,881
Service Class	—	1,520,224

	—	3,962,105

Shares redeemed:
Initial Class	(32,929,008)	(26,586,909)
Service Class	(4,179,136)	(11,054,135)

	(37,108,144)	(37,641,044)

Net increase (decrease) in shares outstanding:
Initial Class	84,765,732	(19,852,803)
Service Class	(3,898,395)	(8,797,596)

	80,867,337	(28,650,399)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018
Net asset value, beginning of period/year	$9.18		$11.08		$12.08		$11.77		$11.12		$11.56

Investment operations:
Net investment income (loss) (A)	0.21		0.28		0.23		0.27		0.31		0.27
Net realized and unrealized gain (loss)	0.03(B	)	(1.91)		(0.33)		0.61		0.63		(0.35)

Total investment operations	0.24		(1.63)		(0.10)		0.88		0.94		(0.08)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.27)		(0.18)		(0.52)		(0.29)		(0.30)
Net realized gains	—		—		(0.72)		(0.05)		—		(0.06)

Total dividends and/or distributions to shareholders	—		(0.27)		(0.90)		(0.57)		(0.29)		(0.36)

Net asset value, end of period/year	$9.42		$9.18		$11.08		$12.08		$11.77		$11.12

Total return	2.61	%(C)	(14.84)%		(0.87)%		7.68%		8.41%		(0.65)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,592,064		$773,454		$1,153,539		$1,372,817		$1,805,918		$1,833,477
Expenses to average net assets	0.52	%(D)	0.66%		0.67%		0.67%		0.67%		0.69%
Net investment income (loss) to average net assets	4.54	%(D)	2.82%		1.96%		2.24%		2.63%		2.37%
Portfolio turnover rate	49	%(C)	126	%(E)	18	%(E)	30	%(E)	27	%(E)	42	%(E)

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(C)	Not annualized.
(D)	Annualized.
(E)	Excludes sale-buyback transactions.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018
Net asset value, beginning of period/year	$9.09		$10.97		$11.96		$11.65		$11.01		$11.46

Investment operations:
Net investment income (loss) (A)	0.20		0.25		0.20		0.24		0.27		0.24
Net realized and unrealized gain (loss)	0.02(B	)	(1.89)		(0.32)		0.61		0.63		(0.36)

Total investment operations	0.22		(1.64)		(0.12)		0.85		0.90		(0.12)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.24)		(0.15)		(0.49)		(0.26)		(0.27)
Net realized gains	—		—		(0.72)		(0.05)		—		(0.06)

Total dividends and/or distributions to shareholders	—		(0.24)		(0.87)		(0.54)		(0.26)		(0.33)

Net asset value, end of period/year	$9.31		$9.09		$10.97		$11.96		$11.65		$11.01

Total return	2.42	%(C)	(15.08)%		(1.07)%		7.40%		8.22%		(1.02)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$517,763		$540,763		$748,830		$813,000		$811,186		$806,020
Expenses to average net assets	0.77	%(D)	0.91%		0.92%		0.92%		0.92%		0.94%
Net investment income (loss) to average net assets	4.25	%(D)	2.58%		1.72%		1.99%		2.38%		2.11%
Portfolio turnover rate	49	%(C)	126	%(E)	18	%(E)	30	%(E)	27	%(E)	42	%(E)

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(C)	Not annualized.
(D)	Annualized.
(E)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon Bond VP (formerly, Transamerica PIMCO Total Return VP) (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2023 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2023, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Sale-buyback: The Portfolio may enter into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio, the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio’s portfolio turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2023, the Portfolio earned price drop fee income of $0. The price drop fee income is included in Interest income within the Statement of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions within the Statement of Assets and Liabilities. The interest expense is included within Interest income on the Statement of Operations. In periods of increased demand of the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is included in Interest income on the Statement of Operations.

Open sale-buyback financing transactions at June 30, 2023, if any, are identified within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$20,542,405	$—	$—	$—	$20,542,405
U.S. Government Obligations	1,047,430	—	—	—	1,047,430
Total Securities Lending Transactions	$21,589,835	$—	$—	$—	$21,589,835
Total Borrowings	$21,589,835	$—	$—	$—	$21,589,835

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Open centrally cleared swap agreements and open OTC swap agreements at June 30, 2023, if any, are listed within the Schedule of Investments.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. RISK FACTORS (continued)

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.

Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). The UK Financial Conduct Authority and LIBOR’s administrator announced that the use of LIBOR will be phased out; most LIBOR rates are no longer published as of the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that a subset of LIBOR rates may be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $500 million	0.5100%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $1.5 billion	0.4800
Over $1.5 billion	0.4750

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.72%	May 1, 2024
Service Class	0.97	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 696,379,987	$ 920,812,490	$ 155,193,779	$ 689,205,304

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 2,167,484,780	$ 16,979,671	$ (31,189,893)	$ (14,210,222)

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

11. NEW ACCOUNTING PRONOUNCEMENT

In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-06 (“ASU 2022-06”), “Reference Rate Reform (Topic 848)”. ASU 2022-06 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2022-06 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024 for all entities. Management does not expect ASU 2022-06 to have a material impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

(formerly, Transamerica PIMCO Total Return VP)

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon Bond VP (formerly, Transamerica PIMCO Total Return VP) (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Management Agreement. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and TAM’s responsiveness to any questions by the Trustees. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

(formerly, Transamerica PIMCO Total Return VP)

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced sub-advising the Portfolio on November 1, 2022 pursuant to its current investment strategies. The Trustees also noted recent changes in the portfolio management team. The Trustees noted that TAM intends to monitor and report to the Board on the portfolio manager transition and performance going forward.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Portfolio’s sub-adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Bond VP

(formerly, Transamerica PIMCO Total Return VP)

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM in light of any economies of scale experienced in the future.

Benefits to TAM and its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,023.50	$2.36	$1,022.50	$2.36	0.47%
Service Class	1,000.00	1,022.60	3.61	1,021.20	3.61	0.72

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	35.3%
U.S. Government Obligations	23.0
U.S. Government Agency Obligations	18.8
Commercial Paper	13.5
Mortgage-Backed Securities	7.1
Asset-Backed Securities	6.3
Short-Term U.S. Government Obligations	4.8
Repurchase Agreement	1.1
Foreign Government Obligations	0.6
Preferred Stock	0.2
Other Investment Company	0.1
Net Other Assets (Liabilities)	(10.8)
Total	100.0%

Portfolio Characteristics	Years
Average Maturity §	9.05
Duration †	6.32

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	46.6%
AAA	11.7
AA	1.3
A	12.4
BBB	21.6
BB	2.6
B	0.1
CCC and Below	0.1
Not Rated	14.4
Net Other Assets (Liabilities)	(10.8)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 6.3%
321 Henderson Receivables VI LLC Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	$828,182	$812,722
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (A)	122,711	110,365
Series 2021-1H, Class B,
1.90%, 10/20/2040 (A)	936,307	839,249
Apidos CLO XXXI Series 2019-31A, Class A1R, 3-Month LIBOR + 1.10%, 6.36% (B), 04/15/2031 (A)	3,000,000	2,971,041
BXG Receivables Note Trust Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	1,200,000	1,186,264
Carmax Auto Owner Trust Series 2020-1, Class A4, 2.03%, 06/16/2025	1,900,000	1,859,385
Chase Funding Trust Series 2003-6, Class 1A7, 4.83%, 11/25/2034	15,758	15,121
CIFC Funding Ltd. Series 2013-2A, Class A1L2, 3-Month LIBOR + 1.00%, 6.26% (B), 10/18/2030 (A)	2,480,521	2,457,294
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 02/16/2027 (A)	69,673	68,739
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 02/27/2051 (A)	650,000	569,386
Diameter Capital CLO 1 Ltd. Series 2021-1A, Class A1A, 3-Month LIBOR + 1.24%, 6.50% (B), 07/15/2036 (A)	1,500,000	1,472,124
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 02/20/2032 (A)	145,721	138,010
Exeter Automobile Receivables Trust Series 2022-2A, Class D, 4.56%, 07/17/2028	965,000	918,353
FMC GMSR Issuer Trust
Series 2020-GT1, Class A,
4.45% (B), 01/25/2026 (A)	1,100,000	943,026
Series 2021-GT1, Class A,
3.62% (B), 07/25/2026 (A)	1,100,000	893,307
Ford Credit Auto Owner Trust Series 2019-1, Class A, 3.52%, 07/15/2030 (A)	1,230,000	1,214,159
GM Financial Consumer Automobile Receivables Trust Series 2023-1, Class A2A, 5.19%, 03/16/2026	770,000	767,100
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 03/17/2031 (A)	2,904	2,876
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 (A)	79,358	69,747

	Principal	Value
ASSET-BACKED SECURITIES (continued)
GoodLeap Sustainable Home Solutions Trust
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (A)	$ 906,618	$ 724,900
Series 2022-3CS, Class A,
4.95%, 07/20/2049 (A)	188,663	172,952
Hero Funding Trust
Series 2017-1A, Class A2,
4.46%, 09/20/2047 (A)	212,411	191,139
Series 2017-3A, Class A2,
3.95%, 09/20/2048 (A)	241,575	211,503
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (A)	36,136	35,671
Honda Auto Receivables Owner Trust Series 2022-2, Class A2, 3.81%, 03/18/2025	1,668,687	1,655,509
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.82% (B), 08/25/2038 (A)	193,376	3,568
Series 2013-2, Class A,
1.71% (B), 03/25/2039 (A)	188,291	5,985
Series 2014-2, Class A,
2.89% (B), 04/25/2040 (A)	82,632	5,431
Laurel Road Prime Student Loan Trust Series 2018-B, Class A2FX, 3.54%, 05/26/2043 (A)	104,554	102,759
Mosaic Solar Loan Trust Series 2023-2A, Class A, 5.36%, 09/22/2053 (A)	1,917,947	1,836,326
MVW Owner Trust Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	1,111,695	1,088,593
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	686,104	660,874
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	637,511	602,003
Palmer Square CLO Ltd. Series 2015-2A, Class A1R2, 3-Month LIBOR + 1.10%, 6.35% (B), 07/20/2030 (A)	2,106,164	2,092,575
Renew Financial Series 2017-1A, Class A, 3.67%, 09/20/2052 (A)	103,886	90,104
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 2.86%, 01/25/2036	13,681	10,866
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A,
1.33%, 07/20/2037 (A)	563,977	522,256
Series 2023-1A, Class A,
5.20%, 01/20/2040 (A)	1,669,696	1,642,199
Structured Receivables Finance LLC Series 2010-A, Class A, 5.22%, 01/16/2046 (A)	296,092	289,561
TCW CLO Ltd. Series 2018-1A, Class A1R, 3-Month LIBOR + 0.97%, 6.23% (B), 04/25/2031 (A)	700,000	692,677

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Veridian Auto Receivables Trust Series 2023-1A, Class A2, 5.97%, 08/17/2026 (A)	$ 1,003,000	$ 1,000,038
VSE VOI Mortgage LLC Series 2018-A, Class A, 3.56%, 02/20/2036 (A)	74,824	72,244

Total Asset-Backed Securities (Cost $31,906,445)		31,018,001

CORPORATE DEBT SECURITIES - 35.3%
Aerospace & Defense - 0.5%
Boeing Co.
5.15%, 05/01/2030	1,226,000	1,213,765
5.81%, 05/01/2050	1,449,000	1,438,241

		2,652,006

Air Freight & Logistics - 0.3%
GXO Logistics, Inc. 2.65%, 07/15/2031	2,006,000	1,557,015

Automobile Components - 0.2%
Aptiv PLC/Aptiv Corp. 3.25%, 03/01/2032	623,000	534,776
BorgWarner, Inc. 3.38%, 03/15/2025	581,000	556,208

		1,090,984

Automobiles - 1.3%
BMW US Capital LLC 2.80%, 04/11/2026 (A)	894,000	842,869
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,074,000	998,145
6.95%, 03/06/2026	800,000	804,254
General Motors Co. 6.25%, 10/02/2043	265,000	258,456
General Motors Financial Co., Inc. 5.00%, 04/09/2027	850,000	826,950
Stellantis Finance US, Inc. 6.38%, 09/12/2032 (A)	759,000	774,391
Volkswagen Group of America Finance LLC 1.63%, 11/24/2027 (A)	2,433,000	2,080,482

		6,585,547

Banks - 4.4%
Bank of America Corp.
Fixed until 04/24/2027, 3.71% (B), 04/24/2028	1,173,000	1,099,116
5.29% (B), 04/25/2034	2,433,000	2,409,067
Barclays PLC Fixed until 11/02/2025, 7.33% (B), 11/02/2026	1,278,000	1,306,307
Citigroup, Inc. 6.17% (B), 05/25/2034	1,478,000	1,488,806
Commerzbank AG 8.13%, 09/19/2023 (A)	1,030,000	1,026,185
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (A)	428,000	414,559
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)	1,822,000	1,912,824

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (B), 04/22/2027	$ 1,432,000	$ 1,284,691
Fixed until 02/01/2027, 3.78% (B), 02/01/2028	702,000	667,637
5.35% (B), 06/01/2034	1,084,000	1,092,117
Fixed until 09/14/2032, 5.72% (B), 09/14/2033	1,228,000	1,243,821
Northern Trust Corp. 6.13%, 11/02/2032	1,429,000	1,480,736
PNC Financial Services Group, Inc. Fixed until 01/24/2033, 5.07% (B), 01/24/2034	1,009,000	968,292
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	1,487,000	1,408,532
5.87% (B), 06/08/2034	566,000	566,037
US Bancorp Fixed until 06/10/2033, 5.84% (B), 06/12/2034	1,344,000	1,352,967
Wells Fargo & Co.
5.39% (B), 04/24/2034	1,354,000	1,344,782
Fixed until 06/15/2024 (C), 5.90% (B)	473,000	466,496

		21,532,972

Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/06/2048	1,403,000	1,260,764
Constellation Brands, Inc.
3.15%, 08/01/2029	471,000	424,451
3.70%, 12/06/2026	223,000	212,055
Diageo Capital PLC 5.50%, 01/24/2033	645,000	681,590

		2,578,860

Biotechnology - 0.3%
Amgen, Inc.
2.00%, 01/15/2032	483,000	381,217
5.60%, 03/02/2043	552,000	552,858
CSL Finance PLC 4.63%, 04/27/2042 (A)	574,000	530,939
Gilead Sciences, Inc. 4.15%, 03/01/2047	231,000	199,549

		1,664,563

Building Products - 0.4%
Carlisle Cos., Inc.
2.20%, 03/01/2032	650,000	512,793
3.75%, 12/01/2027	847,000	803,703
Carrier Global Corp. 2.72%, 02/15/2030	503,000	432,266

		1,748,762

Capital Markets - 2.0%
Charles Schwab Corp. Fixed until 05/19/2033, 5.85% (B), 05/19/2034	1,665,000	1,688,746
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (B), 11/26/2025	590,000	562,486

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Deutsche Bank AG (continued)
Fixed until 11/10/2032, 7.08% (B), 02/10/2034	$ 1,965,000	$ 1,816,975
Goldman Sachs Group, Inc. Fixed until 02/24/2032, 3.10% (B), 02/24/2033	1,803,000	1,522,453
Morgan Stanley 5.25% (B), 04/21/2034	1,818,000	1,794,613
UBS Group AG
Fixed until 09/11/2024, 2.59% (B), 09/11/2025 (A)	953,000	908,282
Fixed until 08/12/2032, 6.54% (B), 08/12/2033 (A)	1,544,000	1,579,053

		9,872,608

Chemicals - 0.4%
FMC Corp. 5.65%, 05/18/2033	548,000	534,963
International Flavors & Fragrances, Inc. 2.30%, 11/01/2030 (A)	887,000	702,621
Nutrien Ltd. 4.90%, 03/27/2028	588,000	576,525

		1,814,109

Commercial Services & Supplies - 0.9%
ADT Security Corp. 4.13%, 08/01/2029 (A)	712,000	614,990
Ashtead Capital, Inc.
4.25%, 11/01/2029 (A)	659,000	597,843
5.55%, 05/30/2033 (A)	787,000	767,252
Republic Services, Inc. 5.00%, 04/01/2034	785,000	782,909
Triton Container International Ltd.
1.15%, 06/07/2024 (A)	332,000	314,829
3.15%, 06/15/2031 (A)	608,000	465,562
Triton Container International Ltd./TAL International Container Corp. 3.25%, 03/15/2032	929,000	726,807

		4,270,192

Construction & Engineering - 0.2%
Quanta Services, Inc. 2.90%, 10/01/2030	1,085,000	918,237

Consumer Staples Distribution & Retail - 0.4%
7-Eleven, Inc. 1.80%, 02/10/2031 (A)	1,110,000	877,677
Sysco Corp. 3.30%, 07/15/2026	1,011,000	954,683

		1,832,360

Containers & Packaging - 0.1%
Sonoco Products Co. 2.25%, 02/01/2027	753,000	672,596

Distributors - 0.1%
LKQ Corp. 6.25%, 06/15/2033 (A)	547,000	550,891

Diversified REITs - 2.3%
Broadstone Net Lease LLC 2.60%, 09/15/2031	1,275,000	913,158

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs (continued)
Highwoods Realty LP 4.13%, 03/15/2028	$ 555,000	$ 485,194
Invitation Homes Operating Partnership LP 4.15%, 04/15/2032	862,000	771,597
Physicians Realty LP 2.63%, 11/01/2031	1,601,000	1,244,807
Prologis LP 5.25%, 06/15/2053	487,000	477,664
SBA Tower Trust 6.60%, 01/15/2028 (A)	5,268,000	5,350,859
Simon Property Group LP
2.20%, 02/01/2031	483,000	388,246
5.50%, 03/08/2033	808,000	801,896
Ventas Realty LP 3.25%, 10/15/2026	850,000	777,776

		11,211,197

Diversified Telecommunication Services - 0.5%
Sprint Capital Corp. 6.88%, 11/15/2028	329,000	348,962
Verizon Communications, Inc.
1.68%, 10/30/2030	1,081,000	853,042
2.99%, 10/30/2056	1,857,000	1,175,642

		2,377,646

Electric Utilities - 1.5%
Black Hills Corp. 4.25%, 11/30/2023	824,000	818,242
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	83,000	81,886
DTE Electric Co. 4.30%, 07/01/2044	1,510,000	1,304,402
Duke Energy Corp. 3.75%, 04/15/2024 - 09/01/2046	2,124,000	1,752,367
Duke Energy Progress LLC 3.60%, 09/15/2047	1,023,000	782,298
Entergy Arkansas LLC 3.70%, 06/01/2024	198,000	194,589
Oncor Electric Delivery Co. LLC 5.30%, 06/01/2042	57,000	58,283
Pacific Gas & Electric Co. 3.75%, 08/15/2042	101,000	69,693
PacifiCorp 3.60%, 04/01/2024	1,194,000	1,171,265
Public Service Co. of Oklahoma 6.63%, 11/15/2037	181,000	192,518
Public Service Electric & Gas Co. 3.00%, 05/15/2025	1,013,000	967,614

		7,393,157

Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc. 2.95%, 02/15/2032	1,004,000	828,443
Keysight Technologies, Inc. 4.60%, 04/06/2027	829,000	815,719
Sensata Technologies, Inc. 4.38%, 02/15/2030 (A)	471,000	420,716
Trimble, Inc. 6.10%, 03/15/2033	824,000	834,524

		2,899,402

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (A)	$ 1,271,000	$ 1,197,178

Entertainment - 0.3%
Take-Two Interactive Software, Inc. 3.55%, 04/14/2025	1,365,000	1,316,048

Financial Services - 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	1,182,000	1,128,296
4.50%, 09/15/2023	152,000	151,430
Aviation Capital Group LLC
1.95%, 01/30/2026 (A)	693,000	617,060
5.50%, 12/15/2024 (A)	1,759,000	1,721,464
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (A)	2,160,000	2,008,427
5.50%, 01/15/2026 (A)	552,000	534,446
Element Fleet Management Corp. 6.27%, 06/26/2026 (A)	1,481,000	1,475,775
Equitable Holdings, Inc. 5.59%, 01/11/2033	1,465,000	1,429,401
Fiserv, Inc. 5.45%, 03/02/2028	838,000	841,991

		9,908,290

Food Products - 0.8%
Bunge Ltd. Finance Corp. 2.75%, 05/14/2031	1,552,000	1,300,220
Cargill, Inc. 5.13%, 10/11/2032 (A)	587,000	592,016
Pilgrim’s Pride Corp. 3.50%, 03/01/2032	1,219,000	963,741
Viterra Finance BV 4.90%, 04/21/2027 (A)	1,038,000	998,710

		3,854,687

Ground Transportation - 0.3%
Norfolk Southern Corp. 4.55%, 06/01/2053	1,395,000	1,255,827

Health Care Equipment & Supplies - 0.4%
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	894,000	820,799
5.75%, 12/06/2052 (A)	591,000	620,846
GE HealthCare Technologies, Inc. 5.86%, 03/15/2030	533,000	546,895

		1,988,540

Health Care Providers & Services - 1.7%
Centene Corp.
3.00%, 10/15/2030	1,153,000	960,791
3.38%, 02/15/2030	687,000	589,480
Cigna Group 2.40%, 03/15/2030	1,006,000	854,223
CVS Health Corp.
2.70%, 08/21/2040	932,000	649,686
5.25%, 01/30/2031	404,000	402,267
Elevance Health, Inc.
2.25%, 05/15/2030	716,000	599,437
5.13%, 02/15/2053	567,000	548,373

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
HCA, Inc.
4.13%, 06/15/2029	$ 458,000	$ 423,575
5.25%, 04/15/2025	305,000	301,016
5.50%, 06/15/2047	1,381,000	1,294,317
Humana, Inc. 5.50%, 03/15/2053	590,000	587,172
Molina Healthcare, Inc. 4.38%, 06/15/2028 (A)	350,000	322,778
UnitedHealth Group, Inc. 5.20%, 04/15/2063	880,000	876,827

		8,409,942

Hotels, Restaurants & Leisure - 0.5%
Expedia Group, Inc.
2.95%, 03/15/2031	72,000	60,567
3.80%, 02/15/2028	728,000	680,606
Hyatt Hotels Corp. 1.80%, 10/01/2024	480,000	456,811
Warnermedia Holdings, Inc. 5.05%, 03/15/2042	1,452,000	1,221,403

		2,419,387

Industrial Conglomerates - 0.2%
General Electric Co. 4.50%, 03/11/2044	955,000	843,226

Insurance - 1.3%
Aon Corp./Aon Global Holdings PLC 5.00%, 09/12/2032	1,254,000	1,236,604
Global Atlantic Finance Co. 7.95%, 06/15/2033 (A)	1,429,000	1,435,333
Massachusetts Mutual Life Insurance Co. 7.63%, 11/15/2023 (A)	167,000	167,367
Muenchener Rueckversicherungs-Gesellschaft AG Fixed until 11/23/2031, 5.88% (B), 05/23/2042 (A)	800,000	800,192
Ohio National Financial Services, Inc. 6.80%, 01/24/2030 (A)	1,614,000	1,500,093
Prudential Financial, Inc. Fixed until 07/01/2030, 3.70% (B), 10/01/2050	1,164,000	981,752

		6,121,341

Interactive Media & Services - 0.5%
Baidu, Inc. 4.38%, 05/14/2024	1,739,000	1,714,445
Meta Platforms, Inc. 4.80%, 05/15/2030	895,000	895,247

		2,609,692

Machinery - 0.4%
CNH Industrial Capital LLC 4.55%, 04/10/2028	822,000	792,403
Huntington Ingalls Industries, Inc. 2.04%, 08/16/2028	1,487,000	1,248,125

		2,040,528

Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050	837,000	630,785

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Clear Channel Outdoor Holdings, Inc. 5.13%, 08/15/2027 (A)	$ 426,000	$ 383,829
Comcast Corp. 2.94%, 11/01/2056	481,000	312,729
NBCUniversal Media LLC 4.45%, 01/15/2043	587,000	523,468
Paramount Global 4.20%, 05/19/2032 (D)	499,000	417,943

		2,268,754

Metals & Mining - 0.6%
Anglo American Capital PLC 4.50%, 03/15/2028 (A)	972,000	926,197
ArcelorMittal SA 6.55%, 11/29/2027	1,209,000	1,239,474
Glencore Funding LLC 2.63%, 09/23/2031 (A)	1,008,000	811,123

		2,976,794

Multi-Utilities - 0.0% (E)
CMS Energy Corp.
2.95%, 02/15/2027	117,000	107,487
4.88%, 03/01/2044	150,000	135,785

		243,272

Oil, Gas & Consumable Fuels - 3.0%
Boardwalk Pipelines LP 3.40%, 02/15/2031	523,000	448,957
Chevron USA, Inc. 3.25%, 10/15/2029	742,000	686,418
Energy Transfer LP
4.90%, 02/01/2024	489,000	485,634
5.15%, 02/01/2043	594,000	503,811
5.55%, 02/15/2028	521,000	519,548
5.95%, 10/01/2043	551,000	513,317
7.60%, 02/01/2024	431,000	433,497
Enterprise Products Operating LLC 4.25%, 02/15/2048	1,840,000	1,556,636
Kinder Morgan Energy Partners LP 4.15%, 02/01/2024	961,000	951,559
Occidental Petroleum Corp. 5.55%, 03/15/2026	1,251,000	1,235,050
ONEOK, Inc. 6.10%, 11/15/2032	1,198,000	1,218,277
Ovintiv, Inc. 6.25%, 07/15/2033	793,000	781,924
Petroleos Mexicanos
6.84%, 01/23/2030	1,306,000	1,038,655
7.69%, 01/23/2050	290,000	196,606
Pioneer Natural Resources Co. 2.15%, 01/15/2031	1,081,000	883,728
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029	850,000	745,175
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	499,000	472,578
Shell International Finance BV
2.50%, 09/12/2026	527,000	490,930
3.75%, 09/12/2046	697,000	566,995

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP 6.15%, 04/01/2033	$ 815,000	$ 817,192
Williams Cos., Inc. 5.40%, 03/04/2044	94,000	86,451

		14,632,938

Passenger Airlines - 0.1%
American Airlines Pass-Through Trust 3.20%, 12/15/2029	471,172	421,702

Personal Care Products - 0.4%
Haleon US Capital LLC 3.38%, 03/24/2027	700,000	654,864
Kenvue, Inc. 5.00%, 03/22/2030 (A)	1,317,000	1,329,164

		1,984,028

Pharmaceuticals - 1.1%
AbbVie, Inc.
3.20%, 05/14/2026	540,000	511,582
4.05%, 11/21/2039	1,123,000	975,659
Bayer US Finance II LLC 4.38%, 12/15/2028 (A)	775,000	734,653
Merck & Co., Inc. 5.00%, 05/17/2053	1,049,000	1,062,288
Pfizer Investment Enterprises Pte Ltd. 5.11%, 05/19/2043	881,000	881,930
Royalty Pharma PLC 2.20%, 09/02/2030	758,000	609,098
Viatris, Inc. 2.30%, 06/22/2027	506,000	441,955

		5,217,165

Professional Services - 0.4%
Equifax, Inc.
2.60%, 12/01/2024	865,000	823,722
5.10%, 12/15/2027	931,000	920,233

		1,743,955

Retail REITs - 0.2%
Realty Income Corp. 4.90%, 07/15/2033	880,000	840,735

Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc. 3.92%, 06/01/2032	1,268,000	1,201,422
Broadcom, Inc.
1.95%, 02/15/2028 (A)	1,060,000	916,384
3.50%, 02/15/2041 (A)	677,000	505,705
Foundry JV Holdco LLC 5.88%, 01/25/2034 (A)	896,000	890,259
Intel Corp. 5.63%, 02/10/2043	589,000	597,317
KLA Corp. 3.30%, 03/01/2050	942,000	705,429
Microchip Technology, Inc. 0.98%, 09/01/2024	798,000	753,663
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	400,000	266,080
3.40%, 05/01/2030	701,000	620,022
QUALCOMM, Inc. 3.25%, 05/20/2050 (D)	663,000	496,023

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc. 1.80%, 06/01/2026	$ 471,000	$ 420,656
TSMC Global Ltd. 1.38%, 09/28/2030 (A)	1,856,000	1,455,330

		8,828,290

Software - 0.7%
Oracle Corp.
3.65%, 03/25/2041	667,000	512,934
6.90%, 11/09/2052	1,090,000	1,218,780
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (A)	881,000	396,474
Workday, Inc. 3.50%, 04/01/2027	1,458,000	1,381,650

		3,509,838

Specialized REITs - 0.2%
Weyerhaeuser Co. 4.00%, 04/15/2030	1,040,000	956,131

Specialty Retail - 0.2%
Lowe’s Cos., Inc. 3.75%, 04/01/2032	936,000	846,704

Tobacco - 0.2%
BAT Capital Corp. 2.26%, 03/25/2028	272,000	232,840
Philip Morris International, Inc. 5.63%, 11/17/2029	927,000	944,213

		1,177,053

Wireless Telecommunication Services - 0.4%
Sprint LLC 7.88%, 09/15/2023	338,000	338,811
T-Mobile USA, Inc.
3.50%, 04/15/2031	969,000	854,833
3.88%, 04/15/2030	899,000	828,145

		2,021,789

Total Corporate Debt Securities (Cost $172,135,387)		172,856,938

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
Colombia - 0.4%
Colombia Government International Bonds 4.50%, 01/28/2026	1,795,000	1,707,364

Israel - 0.0% (E)
Israel Government AID Bonds 5.50%, 09/18/2033	100,000	109,770

Mexico - 0.2%
Mexico Government International Bonds 3.75%, 01/11/2028	1,053,000	1,001,266

Total Foreign Government Obligations (Cost $2,754,347)		2,818,400

MORTGAGE-BACKED SECURITIES - 7.1%
Alternative Loan Trust
Series 2004-2CB, Class 1A9,
5.75%, 03/25/2034	88,829	87,713
Series 2005-28CB, Class 1A4,
5.50%, 08/25/2035	70,119	60,085

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Alternative Loan Trust (continued)
Series 2005-54CB, Class 1A11,
5.50%, 11/25/2035	$ 19,758	$ 15,343
Alternative Loan Trust, Interest Only STRIPS
Series 2005-20CB, Class 3A8,
(1.00) * 1-Month LIBOR + 4.75%, 0.00% (B), 07/25/2035	130,310	4,449
Series 2005-22T1, Class A2,
(1.00) * 1-Month LIBOR + 5.07%, 0.00% (B), 06/25/2035	337,799	21,141
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.35% (B), 08/15/2046 (A)	200,000	135,494
Banc of America Funding Trust, Principal Only STRIPS
Series 2004-1,
03/25/2034	7,539	5,212
Series 2005-7, Class 30,
11/25/2035	6,768	6,620
Series 2005-8, Class 30,
01/25/2036	1,966	1,272
Banc of America Mortgage Trust Series 2003-J, Class 3A2, 3.33% (B), 11/25/2033	9,135	8,547
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (A)	550,000	514,288
Bear Stearns ARM Trust Series 2006-1, Class A1, 1-Year CMT + 2.25%, 6.80% (B), 02/25/2036	12,343	11,811
Chase Mortgage Finance Trust
Series 2007-A1, Class 1A3,
4.48% (B), 02/25/2037	17,745	17,284
Series 2007-A2, Class 2A1,
4.14% (B), 06/25/2035	8,628	8,339
CHL Mortgage Pass-Through Trust
Series 2004-3, Class A26,
5.50%, 04/25/2034	23,336	22,207
Series 2004-3, Class A4,
5.75%, 04/25/2034	14,001	13,282
Series 2004-7, Class 2A1,
4.60% (B), 06/25/2034	7,209	6,709
Series 2004-8, Class 2A1,
4.50%, 06/25/2019 (F)	249	147
Series 2004-HYB1, Class 2A,
4.50% (B), 05/20/2034	6,621	6,100
Series 2005-22, Class 2A1,
3.50% (B), 11/25/2035	52,639	41,573
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/11/2047	223,252	222,014
Series 2014-GC19, Class A4,
4.02%, 03/11/2047	782,000	773,362
Citigroup Mortgage Loan Trust, Inc. Series 2003-1, Class 2A5, 5.25%, 10/25/2033	2,970	2,702
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (B), 08/10/2050	1,750,000	1,745,207

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust (continued)
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (A)	$ 2,865,000	$ 2,658,623
Series 2015-CR25, Class A4,
3.76%, 08/10/2048	422,000	400,484
Series 2018-HOME, Class A,
3.94% (B), 04/10/2033 (A)	1,160,000	1,040,661
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-21, Class 1A4, 5.25%, 09/25/2033	7,774	7,368
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27, Class 5A4, 5.25%, 11/25/2033	858	840
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class A,
3.14%, 12/10/2036 (A)	1,000,000	946,160
Series 2019-FBLU, Class C,
3.75%, 12/10/2036 (A)	1,235,000	1,166,633
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF,
1-Month LIBOR + 0.35%, 5.50% (B), 03/25/2035 (A)	81,771	71,163
Series 2005-RP3, Class 1AF,
1-Month LIBOR + 0.35%, 5.50% (B), 09/25/2035 (A)	56,449	47,502
GSR Mortgage Loan Trust
Series 2004-6F, Class 2A4,
5.50%, 05/25/2034	14,063	13,598
Series 2004-8F, Class 2A3,
6.00%, 09/25/2034	9,412	9,287
Series 2005-7F, Class 3A9,
6.00%, 09/25/2035	17,546	16,734
Series 2006-1F, Class 2A4,
6.00%, 02/25/2036	33,863	17,304
Impac Secured Assets Trust Series 2006-1, Class 2A1, 1-Month LIBOR + 0.70%, 5.85% (B), 05/25/2036	11,508	9,805
JPMorgan Mortgage Trust Series 2006-A2, Class 5A3, 4.19% (B), 11/25/2033	5,052	4,870
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 02/15/2036 (A)	154,000	135,630
Manhattan West Mortgage Trust
Series 2020-1MW, Class A,
2.13%, 09/10/2039 (A)	600,000	511,636
Series 2020-1MW, Class B,
2.41% (B), 09/10/2039 (A)	1,426,000	1,202,820
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1,
4.58% (B), 04/21/2034	10,606	10,072
Series 2004-13, Class 3A7,
4.56% (B), 11/21/2034	5,779	5,440
Series 2004-3, Class 4A2,
3.46% (B), 04/25/2034	6,705	5,950

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
MASTR Alternative Loan Trust Series 2004-10, Class 1A1, 4.50%, 09/25/2019	$ 388	$ 365
MASTR Resecuritization Trust, Principal Only STRIPS Series 2005, Class 3PO, Zero Coupon, 05/28/2035 (A)	4,307	3,178
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1,
1-Month LIBOR + 0.62%, 5.77% (B), 10/25/2028	69,756	64,576
Series 2004-1, Class 2A1,
4.01% (B), 12/25/2034	18,647	17,423
Series 2004-A, Class A1,
1-Month LIBOR + 0.46%, 5.61% (B), 04/25/2029	47,024	43,308
MetLife Securitization Trust Series 2019-1A, Class A1A, 3.75% (B), 04/25/2058 (A)	1,046,242	997,506
MFA Trust Series 2021-RPL1, Class A1, 1.13% (B), 07/25/2060 (A)	830,057	727,937
New Residential Mortgage Loan Trust
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	105,489	98,284
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	387,610	364,387
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	329,292	303,109
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A2,
6.00%, 05/25/2033	2,634	2,554
Series 2003-A1, Class A5,
7.00%, 04/25/2033	9,904	9,783
OBX Trust Series 2023-NQM4, Class A1, 6.11%, 03/25/2063 (A)	1,075,379	1,067,446
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (A)	960,000	887,321
PHH Alternative Mortgage Trust, Interest Only STRIPS Series 2007-2, Class 2X, 6.00%, 05/25/2037	57,790	11,429
RALI Trust Series 2002-QS16, Class A3, (2.09) * 1-Month LIBOR + 16.62%, 5.85% (B), 10/25/2017	43	22
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 03/11/2031 (A)	160,000	148,527
Sequoia Mortgage Trust
Series 2003-1, Class 1A,
1-Month LIBOR + 0.76%, 5.92% (B), 04/20/2033	35,913	32,567
Series 2004-11, Class A1,
1-Month LIBOR + 0.60%, 5.76% (B), 12/20/2034	29,005	25,973

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust (continued)
Series 2004-8, Class A1,
1-Month LIBOR + 0.70%, 5.86% (B), 09/20/2034	$ 86,374	$ 76,038
Series 2004-9, Class A1,
1-Month LIBOR + 0.68%, 5.84% (B), 10/20/2034	53,113	46,842
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 07/15/2041 (A)	1,005,000	805,146
Structured Adjustable Rate Mortgage Loan Trust Series 2004-1, Class 4A4, 5.28% (B), 02/25/2034	63,147	59,125
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1,
1-Month LIBOR + 0.70%, 5.85% (B), 01/19/2034	112,554	106,170
Series 2004-AR1, Class 1A1,
1-Month LIBOR + 0.70%, 5.85% (B), 03/19/2034	80,623	73,415
Series 2004-AR5, Class 1A1,
1-Month LIBOR + 0.66%, 5.81% (B), 10/19/2034	13,335	12,421
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.50%, 5.65% (B), 07/19/2035	48,554	44,013
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 3.75% (B), 12/25/2044	25,940	24,148
Towd Point Mortgage Trust
Series 2017-2, Class A1,
2.75% (B), 04/25/2057 (A)	65,240	64,486
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	1,600,433	1,502,308
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	869,484	821,589
Series 2018-1, Class A1,
3.00% (B), 01/25/2058 (A)	1,537,571	1,471,719
Series 2018-4, Class A1,
3.00% (B), 06/25/2058 (A)	1,807,745	1,642,589
Series 2019-4, Class A1,
2.90% (B), 10/25/2059 (A)	1,836,383	1,686,397
Series 2020-4, Class A1,
1.75%, 10/25/2060 (A)	3,875,071	3,365,314
Series 2021-R1, Class A1,
2.92% (B), 11/30/2060 (A)	1,372,494	1,120,947
Series 2022-1, Class A1,
3.75% (B), 07/25/2062 (A)	728,711	671,370
Series 2023-1, Class A1,
3.75%, 01/25/2063 (A)	2,759,018	2,515,093
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (A)	7,320	6,811
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS Series 2012-C2, Class XA, 0.66% (B), 05/10/2063 (A)	106,104	1

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Vendee Mortgage Trust Series 1997-1, Class 2Z, 7.50%, 02/15/2027	$ 68,059	$ 69,034
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS Series 2006-C24, Class XC, 0.00% (B), 03/15/2045 (A) (G)	40,915	0
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR11, Class A6,
4.22% (B), 10/25/2033	27,774	25,816
Series 2003-AR6, Class A1,
5.35% (B), 06/25/2033	7,587	7,094
Series 2003-S3, Class 1A4,
5.50%, 06/25/2033	17,305	16,151
Series 2003-S9, Class A8,
5.25%, 10/25/2033	15,072	14,317
Series 2004-AR3, Class A2,
4.52% (B), 06/25/2034	4,336	3,947
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2005-4, Class CB7, 5.50%, 06/25/2035	56,795	49,999
Washington Mutual Mortgage Pass-Through Certificates Trust, Interest Only STRIPS
Series 2005-2, Class 1A4,
(1.00) * 1-Month LIBOR + 5.05%, 0.00% (B), 04/25/2035	185,955	5,760
Series 2005-3, Class CX,
5.50%, 05/25/2035	75,307	12,170
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Principal Only STRIPS Series 2003-MS7, Class P, Zero Coupon, 03/25/2033	119	89
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4,
2.93%, 07/15/2048	1,103,000	1,005,748
Series 2021-SAVE, Class A,
1-Month LIBOR + 1.15%, 6.34% (B), 02/15/2040 (A)	549,958	516,974

Total Mortgage-Backed Securities (Cost $36,103,704)		34,662,217

U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.8%
Federal Home Loan Mortgage Corp.
3.00%, 02/01/2052	908,447	805,099
3.50%, 06/01/2042 - 06/01/2043	507,789	472,567
12-Month LIBOR + 1.69%, 3.94% (B), 12/01/2036	2,204	2,151
12-Month LIBOR + 1.67%, 3.97% (B), 11/01/2036	14,875	14,519
4.00%, 06/01/2042 - 01/01/2046	964,320	924,519
1-Year CMT + 2.25%, 4.36% (B), 02/01/2036	19,635	19,657
1-Year CMT + 2.25%, 4.38% (B), 01/01/2035	10,945	11,033
1-Year CMT + 2.36%, 4.48% (B), 10/01/2036	4,514	4,431

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
4.50%, 06/01/2048	$ 407,557	$ 399,962
1-Year CMT + 2.37%, 4.66% (B), 09/01/2034	16,929	16,865
1-Year CMT + 2.25%, 5.25% (B), 05/01/2036	3,902	3,898
12-Month LIBOR + 1.95%, 5.29% (B), 06/01/2036	21,828	22,044
6-Month LIBOR + 1.62%, 6.00% (B), 08/01/2036	2,516	2,546
6.00%, 12/01/2034	34,077	34,021
6-Month LIBOR + 1.79%, 6.05% (B), 07/01/2036	16,835	17,138
6-Month LIBOR + 1.84%, 6.26% (B), 03/01/2037	4,604	4,676
6-Month LIBOR + 2.11%, 6.31% (B), 02/01/2037	11,819	11,926
6-Month LIBOR + 1.76%, 6.31% (B), 10/01/2036	12,273	12,450
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.01%, 07/25/2025	1,934,000	1,852,109
3.17%, 10/25/2024	2,700,000	2,620,822
3.30% (B), 11/25/2027	553,000	523,303
3.53% (B), 10/25/2023	1,848,360	1,836,114
Federal Home Loan Mortgage Corp. REMICS
(3.33) * 1-Month LIBOR + 17.50%, 0.19% (B), 02/15/2040	29,916	28,072
(2.00) * 1-Month LIBOR + 13.29%, 2.90% (B), 07/15/2033	15,500	14,800
(1.25) * 1-Month LIBOR + 10.13%, 3.63% (B), 07/15/2032	15,606	14,865
1-Month LIBOR + 0.40%, 4.16% (B), 07/15/2037	56,313	54,817
(1.83) * 1-Month LIBOR + 14.76%, 5.24% (B), 09/15/2033	2,733	2,778
5.50%, 04/15/2033 - 05/15/2038	7,611	7,532
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (B), 05/15/2041	23,351	22,251
1-Month LIBOR + 0.35%, 5.54% (B), 06/15/2043	358,258	345,299
1-Month LIBOR + 0.40%, 5.59% (B), 10/15/2041	81,910	81,027
1-Month LIBOR + 0.44%, 5.63% (B), 02/15/2037	2,911	2,841
6.00%, 11/15/2032	23,002	23,352
6.40%, 11/15/2023	516	514
6.50%, 08/15/2031 - 07/15/2036	97,038	98,523
7.00%, 03/15/2024 - 05/15/2032	87,695	91,206
7.25%, 12/15/2030	11,609	12,116
7.50%, 08/15/2030	13,619	14,136
8.00%, 01/15/2030	50,793	53,358
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS
0.00% (B), 01/15/2040	30,242	1,232
(1.00) * 1-Month LIBOR + 6.00%, 0.81% (B), 11/15/2037 - 02/15/2039	44,106	2,691

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.20%, 1.01% (B), 06/15/2038	$ 100,348	$ 10,437
(1.00) * 1-Month LIBOR + 6.37%, 1.18% (B), 10/15/2037	203,422	18,423
(1.00) * 1-Month LIBOR + 6.42%, 1.23% (B), 11/15/2037	23,573	1,608
(1.00) * 1-Month LIBOR + 6.80%, 1.61% (B), 04/15/2038	21,051	1,896
(1.00) * 1-Month LIBOR + 7.10%, 1.91% (B), 07/15/2036	6,444	760
(1.00) * 1-Month LIBOR + 8.00%, 2.81% (B), 03/15/2032	10,701	968
Federal Home Loan Mortgage Corp. REMICS, Principal Only STRIPS 12/15/2032 - 01/15/2040	73,497	60,718
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 5.18% (B), 10/25/2044	77,470	71,115
7.00%, 02/25/2043	28,859	30,176
Federal Home Loan Mortgage Corp., Interest Only STRIPS 5.00%, 09/15/2035	16,614	2,863
Federal National Mortgage Association
2.50%, 12/01/2051 - 07/01/2061	3,116,019	2,621,372
3.00%, 01/01/2043 - 07/01/2060	1,827,544	1,597,423
3.50%, 08/01/2032 - 03/01/2060	1,925,259	1,785,648
4.00%, 07/01/2042 - 08/01/2048	1,488,009	1,422,570
12-Month LIBOR + 1.79%, 4.29% (B), 01/01/2038	4,354	4,248
4.50%, 08/01/2052	2,636,461	2,536,056
1-Year CMT + 2.22%, 4.54% (B), 01/01/2036	7,226	7,308
5.00%, 03/01/2053 - 04/01/2053	7,463,310	7,323,729
1-Month LIBOR + 0.26%, 5.41% (B), 11/25/2046	50,907	50,346
5.50%, 03/01/2053 - 01/01/2058	3,915,259	3,940,149
6.00%, 10/01/2033	5,250	5,226
6.50%, 01/01/2036	7,394	7,258
8.00%, 11/01/2037	3,285	3,330
Federal National Mortgage Association REMICS
(1.33) * 1-Month LIBOR + 7.47%, 0.57% (B), 08/25/2033	25,937	22,568
(2.50) * 1-Month LIBOR + 13.75%, 0.82% (B), 07/25/2033	7,876	7,101
(1.88) * 1-Month LIBOR + 11.28%, 1.60% (B), 07/25/2035	39,945	36,178
(2.75) * 1-Month LIBOR + 16.50%, 2.34% (B), 05/25/2034	5,759	5,458
(4.00) * 1-Month LIBOR + 24.00%, 3.40% (B), 05/25/2034	3,779	3,925
(2.00) * 1-Month LIBOR + 14.00%, 3.70% (B), 03/25/2038	3,412	2,961
(1.67) * 1-Month LIBOR + 12.50%, 3.92% (B), 09/25/2033	3,737	3,579

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
(2.50) * 1-Month LIBOR + 17.38%, 4.50% (B), 07/25/2035	$ 26,941	$ 28,154
1-Month LIBOR + 0.25%, 4.54% (B), 06/27/2036	11,740	11,605
(1.83) * 1-Month LIBOR + 14.48%, 5.04% (B), 12/25/2032	2,213	2,234
5.20% (B), 10/25/2042	11,003	10,919
(2.00) * 1-Month LIBOR + 15.50%, 5.21% (B), 11/25/2031	8,454	8,725
(2.75) * 1-Month LIBOR + 19.53%, 5.36% (B), 04/25/2034 - 05/25/2034	39,805	41,480
1-Month LIBOR + 0.50%, 5.41% (B), 05/25/2035	7,025	7,022
1-Month LIBOR + 0.30%, 5.45% (B), 08/25/2041	22,956	22,767
1-Month LIBOR + 0.35%, 5.50% (B), 04/25/2035 - 08/25/2036	30,060	29,529
(4.00) * 1-Month LIBOR + 26.20%, 5.60% (B), 10/25/2036	2,954	3,290
(3.67) * 1-Month LIBOR + 24.57%, 5.68% (B), 03/25/2036	8,880	10,073
(4.00) * 1-Month LIBOR + 26.56%, 5.96% (B), 12/25/2036	2,341	2,468
6.00% (B), 07/25/2023	112	110
6.00%, 08/25/2037	9,947	10,335
6.50%, 05/25/2044	27,319	27,645
7.00%, 03/25/2031 - 11/25/2031	58,092	60,153
(3.25) * 1-Month LIBOR + 25.19%, 8.45% (B), 02/25/2032	1,298	1,459
(6.67) * 1-Month LIBOR + 54.00%, 10.00% (B), 03/25/2032	1,221	1,295
Federal National Mortgage Association REMICS, Interest Only STRIPS
0.00% (B), 01/25/2038 - 04/25/2041	30,590	1,370
(1.00) * 1-Month LIBOR + 5.85%, 0.70% (B), 09/25/2038	58,556	3,222
(1.00) * 1-Month LIBOR + 5.91%, 0.76% (B), 02/25/2038	29,778	1,997
0.92% (B), 08/25/2042	156,990	4,059
(1.00) * 1-Month LIBOR + 6.10%, 0.95% (B), 06/25/2037	17,055	1,019
(1.00) * 1-Month LIBOR + 6.18%, 1.03% (B), 12/25/2039	4,924	281
(1.00) * 1-Month LIBOR + 6.20%, 1.05% (B), 03/25/2038	6,169	368
(1.00) * 1-Month LIBOR + 6.42%, 1.27% (B), 04/25/2040	8,006	529
(1.00) * 1-Month LIBOR + 6.53%, 1.38% (B), 01/25/2041	125,445	13,872
(1.00) * 1-Month LIBOR + 6.54%, 1.39% (B), 09/25/2037	21,118	1,837
(1.00) * 1-Month LIBOR + 6.55%, 1.40% (B), 02/25/2039	11,523	983
(1.00) * 1-Month LIBOR + 6.58%, 1.43% (B), 06/25/2036	12,727	980
(1.00) * 1-Month LIBOR + 6.70%, 1.55% (B), 03/25/2036	249,314	22,016

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMICS, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 7.15%, 2.00% (B), 07/25/2037	$ 36,319	$ 4,094
6.50%, 05/25/2033	9,530	1,708
7.00%, 06/25/2033	12,853	1,976
Federal National Mortgage Association REMICS, Principal Only STRIPS 12/25/2032 - 10/25/2043	413,018	321,498
Federal National Mortgage Association, Interest Only STRIPS
Zero Coupon, 09/25/2024 - 01/25/2033	16,964	14,847
2.05% (B), 11/25/2033	3,449,375	299,066
2.07% (B), 07/25/2030	6,152,410	483,121
FREMF Mortgage Trust Series 2018-W5FX, Class BFX, 3.79% (B), 04/25/2028 (A)	900,000	810,677
Government National Mortgage Association 2.00%, 05/16/2049	1,897	1,882
Government National Mortgage Association REMICS
1.65%, 01/20/2063	334	296
(2.00) * 1-Month LIBOR + 13.40%, 3.11% (B), 10/20/2037	9,946	9,096
(2.41) * 1-Month LIBOR + 16.43%, 4.00% (B), 06/17/2035	4,759	4,715
(4.91) * 1-Month LIBOR + 29.46%, 4.14% (B), 09/20/2034	7,370	7,274
(3.00) * 1-Month LIBOR + 20.21%, 4.74% (B), 09/20/2037	4,003	4,020
1-Month LIBOR + 0.70%, 4.87% (B), 05/20/2061	884	871
1-Month LIBOR + 0.55%, 4.88% (B), 07/20/2062	441	434
1-Month LIBOR + 0.58%, 4.97% (B), 09/20/2062	1,059	1,044
(3.50) * 1-Month LIBOR + 23.28%, 5.26% (B), 04/20/2037	14,127	14,595
(2.20) * 1-Month LIBOR + 16.72%, 5.37% (B), 05/18/2034	107	104
1-Month LIBOR + 0.30%, 5.39% (B), 08/20/2060	229	226
(2.75) * 1-Month LIBOR + 19.66%, 5.48% (B), 04/16/2034	15,330	15,738
1-Month LIBOR + 0.45%, 5.50% (B), 03/20/2060	3,455	3,385
1-Month LIBOR + 0.43%, 5.52% (B), 04/20/2060	2,190	2,151
1-Month LIBOR + 0.52%, 5.61% (B), 10/20/2062	60,318	60,003
Government National Mortgage Association REMICS, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.70%, 0.55% (B), 12/20/2038	18,262	693
(1.00) * 1-Month LIBOR + 5.83%, 0.68% (B), 02/20/2038	28,980	617
(1.00) * 1-Month LIBOR + 6.00%, 0.84% (B), 11/20/2037	27,323	418
(1.00) * 1-Month LIBOR + 6.08%, 0.93% (B), 06/20/2039	16,542	908

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association REMICS, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.10%, 0.94% (B), 02/16/2039	$ 8,276	$ 3
(1.00) * 1-Month LIBOR + 6.10%, 0.95% (B), 10/20/2034	34,525	1,397
(1.00) * 1-Month LIBOR + 6.20%, 1.04% (B), 03/20/2037	25,918	1,083
(1.00) * 1-Month LIBOR + 6.20%, 1.05% (B), 05/20/2037 - 06/20/2038	36,626	1,046
(1.00) * 1-Month LIBOR + 6.27%, 1.12% (B), 04/20/2039	19,405	834
(1.00) * 1-Month LIBOR + 6.30%, 1.14% (B), 09/20/2035 - 03/20/2039	61,335	3,749
(1.00) * 1-Month LIBOR + 6.40%, 1.24% (B), 05/16/2038	59,961	2,990
(1.00) * 1-Month LIBOR + 6.47%, 1.31% (B), 06/16/2037	20,202	524
(1.00) * 1-Month LIBOR + 6.55%, 1.39% (B), 11/20/2037 - 12/20/2037	25,239	517
(1.00) * 1-Month LIBOR + 6.75%, 1.60% (B), 07/20/2037	47,715	2,068
(1.00) * 1-Month LIBOR + 6.81%, 1.65% (B), 04/16/2037	16,348	1,280
6.50%, 03/20/2039	12,915	1,378
Government National Mortgage Association REMICS, Principal Only STRIPS 06/16/2033 - 01/20/2038	38,596	34,578
Tennessee Valley Authority 5.88%, 04/01/2036	1,459,000	1,656,723
Uniform Mortgage-Backed Security
2.00%, TBA (H)	8,102,000	7,183,246
2.50%, TBA (H)	4,498,000	4,095,201
3.00%, TBA (H)	20,411,000	18,119,261
3.50%, TBA (H)	14,311,000	13,160,740
4.00%, TBA (H)	7,560,000	7,093,702
4.50%, TBA (H)	6,463,000	6,215,841

Total U.S. Government Agency Obligations (Cost $95,061,068)		92,042,071

U.S. GOVERNMENT OBLIGATIONS - 23.0%
U.S. Treasury - 20.5%
U.S. Treasury Bonds
1.25%, 05/15/2050	1,259,000	706,319
1.88%, 11/15/2051	2,571,800	1,694,073
2.00%, 02/15/2050	1,350,500	923,985
2.25%, 08/15/2046 - 02/15/2052	3,920,900	2,844,387
2.38%, 02/15/2042 - 05/15/2051	4,786,700	3,680,944
2.50%, 02/15/2045 - 05/15/2046	6,276,600	4,834,075
2.75%, 08/15/2042 - 11/15/2047	4,502,000	3,631,695
2.88%, 08/15/2045 - 05/15/2049	3,867,500	3,185,974
3.00%, 05/15/2042 - 08/15/2052	5,563,600	4,718,302
3.13%, 02/15/2042	1,241,300	1,089,241
3.63%, 02/15/2044 - 05/15/2053	5,977,100	5,638,065
3.88%, 02/15/2043	872,000	848,701
4.00%, 11/15/2052	7,699,000	7,895,084
5.25%, 02/15/2029	736,800	776,921
U.S. Treasury Notes
0.25%, 05/31/2025	900,000	823,465

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
0.63%, 05/15/2030 - 08/15/2030	$ 7,820,400	$ 6,243,794
0.88%, 06/30/2026	270,000	243,211
1.13%, 02/15/2031	4,532,000	3,724,737
1.38%, 11/15/2031	2,539,000	2,092,691
1.50%, 01/31/2027 - 02/15/2030	3,702,500	3,216,883
1.63%, 02/15/2026 - 05/15/2031	9,113,600	7,904,724
2.25%, 11/15/2027	452,700	416,785
2.50%, 05/31/2024	890,200	866,971
2.63%, 02/15/2029	529,000	489,966
2.75%, 02/15/2028 - 08/15/2032	5,179,000	4,855,851
2.88%, 05/15/2028 - 05/15/2032	4,721,700	4,430,534
3.38%, 05/15/2033	3,026,000	2,916,780
3.50%, 01/31/2028 - 02/15/2033	4,405,900	4,278,133
3.63%, 05/31/2028	3,468,000	3,391,054
3.88%, 11/30/2027	938,100	924,505
4.13%, 09/30/2027 - 11/15/2032	10,265,300	10,462,332
4.25%, 09/30/2024	782,300	771,849

		100,522,031

U.S. Treasury Inflation-Protected Securities - 2.5%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	2,081,350	1,449,831
1.75%, 01/15/2028	932,390	921,153
2.50%, 01/15/2029	3,489,867	3,592,348
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	1,902,264	1,704,254
0.63%, 01/15/2024	4,632,135	4,553,304

		12,220,890

Total U.S. Government Obligations (Cost $114,773,692)		112,742,921

	Shares	Value
PREFERRED STOCK - 0.2%
Banks - 0.2%
Citigroup Capital XIII, 3-Month LIBOR + 6.37%, 11.64% (B)	29,475	838,859

Total Preferred Stock (Cost $838,769)		838,859

	Principal	Value
COMMERCIAL PAPER - 13.5%
Banks - 6.8%
Australia & New Zealand Banking Group Ltd. 5.73% (I), 12/12/2023	$4,200,000	4,095,704
DNB Bank ASA 5.69% (I), 12/20/2023	4,200,000	4,088,467
Mackinac Funding Co. LLC 5.60% (I), 09/06/2023	4,200,000	4,157,057
Macquarie Bank Ltd. 5.57% (I), 09/07/2023	4,200,000	4,156,900
Skandinaviska Enskilda Banken AB 5.71% (I), 12/13/2023	4,200,000	4,093,696

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Banks (continued)
Societe Generale SA 5.76% (I), 12/11/2023	$ 4,200,000	$ 4,094,441
Toronto-Dominion Bank 5.38% (I), 09/06/2023	4,300,000	4,257,830
Westpac Banking Corp. 5.41% (I), 10/11/2023	4,200,000	4,135,314

		33,079,409

Financial Services - 5.0%
Chariot Funding LLC 5.61% (I), 09/28/2023	4,200,000	4,142,565
Glencove Funding LLC 5.74% (I), 12/22/2023	4,200,000	4,086,014
Liberty Street Funding LLC 5.46% (I), 11/01/2023	4,200,000	4,119,710
LMA-Americas LLC 5.51% (I), 11/14/2023	4,200,000	4,110,925
Mont Blanc Capital Corp. 5.42% (I), 09/13/2023	4,206,000	4,158,726
Victory Receivables Corp. 5.47% (I), 10/25/2023	4,200,000	4,124,461

		24,742,401

Health Care Providers & Services - 0.9%
Columbia Funding Co. LLC 5.41% (I), 09/05/2023	4,300,000	4,256,745

Software - 0.8%
Manhattan Asset Funding Co. LLC 5.74% (I), 12/12/2023	4,200,000	4,092,007

Total Commercial Paper (Cost $66,202,004)		66,170,562

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 4.8%
U.S. Treasury Bills
4.77% (I), 08/03/2023	$ 15,529,000	$ 15,460,869
5.21% (I), 09/14/2023	1,013,000	1,002,400
5.30% (I), 09/07/2023	6,895,000	6,829,844

Total Short-Term U.S. Government Obligations (Cost $23,293,660)		23,293,113

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (I)	728,003	728,003

Total Other Investment Company (Cost $728,003)		728,003

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 2.30% (I), dated 06/30/2023, to be repurchased at $5,135,269 on 07/03/2023. Collateralized by a U.S. Government Obligation, 4.63%, due 03/15/2026, and with a value of $5,237,055.	$5,134,284	5,134,284

Total Repurchase Agreement (Cost $5,134,284)		5,134,284

Total Investments (Cost $548,931,363)		542,305,369
Net Other Assets (Liabilities) - (10.8)%		(53,076,280)

Net Assets - 100.0%		$489,229,089

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$31,018,001	$—	$31,018,001
Corporate Debt Securities	—	172,856,938	—	172,856,938
Foreign Government Obligations	—	2,818,400	—	2,818,400
Mortgage-Backed Securities	—	34,662,217	—	34,662,217
U.S. Government Agency Obligations	—	92,042,071	—	92,042,071
U.S. Government Obligations	—	112,742,921	—	112,742,921
Preferred Stock	838,859	—	—	838,859
Commercial Paper	—	66,170,562	—	66,170,562
Short-Term U.S. Government Obligations	—	23,293,113	—	23,293,113
Other Investment Company	728,003	—	—	728,003
Repurchase Agreement	—	5,134,284	—	5,134,284

Total Investments	$1,566,862	$540,738,507	$—	$542,305,369

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the total value of 144A securities is $99,715,819, representing 20.4% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $713,063, collateralized by cash collateral of $728,003. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2023, the value of the security is $147, representing less than 0.1% of the Portfolio’s net assets.
(G)	Rounds to less than $1 or $(1).
(H)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(I)	Rates disclosed reflect the yields at June 30, 2023.
(J)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Investments, at value (cost $543,797,079) (including securities loaned of $713,063)	$537,171,085
Repurchase agreement, at value (cost $5,134,284)	5,134,284
Cash collateral pledged at broker for:
TBA commitments	643,000
Receivables and other assets:
Investments sold	31,896,762
When-issued, delayed-delivery, forward and TBA commitments sold	10,770,354
Net income from securities lending	1,315
Shares of beneficial interest sold	251,594
Interest	3,226,720
Prepaid expenses	1,987

Total assets	589,097,101

Liabilities:
Cash collateral received upon return of:
Securities on loan	728,003
Payables and other liabilities:
When-issued, delayed-delivery, forward and TBA commitments purchased	98,795,576
Shares of beneficial interest redeemed	4,392
Due to custodian	2,877
Investment management fees	169,773
Distribution and service fees	56,115
Transfer agent costs	208
Trustee and CCO fees	1,321
Audit and tax fees	22,922
Custody fees	50,185
Legal fees	5,553
Printing and shareholder reports fees	22,702
Other accrued expenses	8,385

Total liabilities	99,868,012

Net assets	$489,229,089

Net assets consist of:
Capital stock ($0.01 par value)	$430,359
Additional paid-in capital	529,995,214
Total distributable earnings (accumulated losses)	(41,196,484)

Net assets	$489,229,089

Net assets by class:
Initial Class	$216,843,940
Service Class	272,385,149

Shares outstanding:
Initial Class	19,903,497
Service Class	23,132,451

Net asset value and offering price per share:
Initial Class	$10.89
Service Class	11.78

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income	$40,213
Interest income	12,194,357
Net income from securities lending	13,798

Total investment income	12,248,368

Expenses:
Investment management fees	1,054,135
Distribution and service fees:
Service Class	345,091
Transfer agent costs	2,648
Trustee and CCO fees	10,076
Audit and tax fees	23,954
Custody fees	54,192
Legal fees	12,977
Printing and shareholder reports fees	897
Other	21,775

Total expenses	1,525,745

Net investment income (loss)	10,722,623

Net realized gain (loss) on:
Investments	(2,706,681)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,289,213)

Net realized and change in unrealized gain (loss)	(3,995,894)

Net increase (decrease) in net assets resulting from operations	$6,726,729

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$10,722,623	$10,982,387
Net realized gain (loss)	(2,706,681)	(53,496,472)
Net change in unrealized appreciation (depreciation)	(1,289,213)	(20,876,553)

Net increase (decrease) in net assets resulting from operations	6,726,729	(63,390,638)

Dividends and/or distributions to shareholders:
Initial Class	—	(4,260,018)
Service Class	—	(8,541,439)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(12,801,457)

Capital share transactions:
Proceeds from shares sold:
Initial Class	144,926,058	20,504,749
Service Class	5,340,795	12,252,140

	150,266,853	32,756,889

Dividends and/or distributions reinvested:
Initial Class	—	4,260,018
Service Class	—	8,541,439

	—	12,801,457

Cost of shares redeemed:
Initial Class	(46,054,100)	(31,477,839)
Service Class	(15,367,659)	(51,834,929)

	(61,421,759)	(83,312,768)

Net increase (decrease) in net assets resulting from capital share transactions	88,845,094	(37,754,422)

Net increase (decrease) in net assets	95,571,823	(113,946,517)

Net assets:
Beginning of period/year	393,657,266	507,603,783

End of period/year	$489,229,089	$393,657,266

Capital share transactions - shares:
Shares issued:
Initial Class	13,081,968	1,881,746
Service Class	453,765	977,803

	13,535,733	2,859,549

Shares reinvested:
Initial Class	—	386,221
Service Class	—	714,765

	—	1,100,986

Shares redeemed:
Initial Class	(4,221,510)	(2,836,344)
Service Class	(1,304,659)	(4,201,473)

	(5,526,169)	(7,037,817)

Net increase (decrease) in shares outstanding:
Initial Class	8,860,458	(568,377)
Service Class	(850,894)	(2,508,905)

	8,009,564	(3,077,282)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$10.64		$12.63	$13.65	$13.23	$12.52	$12.94

Investment operations:
Net investment income (loss) (A)	0.24		0.31	0.27	0.32	0.35	0.34
Net realized and unrealized gain (loss)	0.01(B	)	(1.91)	(0.40)	0.66	0.72	(0.33)

Total investment operations	0.25		(1.60)	(0.13)	0.98	1.07	0.01

Dividends and/or distributions to shareholders:
Net investment income	—		(0.34)	(0.38)	(0.52)	(0.36)	(0.43)
Net realized gains	—		(0.05)	(0.51)	(0.04)	—	—

Total dividends and/or distributions to shareholders	—		(0.39)	(0.89)	(0.56)	(0.36)	(0.43)

Net asset value, end of period/year	$10.89		$10.64	$12.63	$13.65	$13.23	$12.52

Total return	2.35	%(C)	(12.77)%	(1.03)%	7.46%	8.53%	0.08%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$216,844		$117,521	$146,690	$161,281	$363,293	$351,911
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.47	%(D)	0.50%	0.52%	0.52%	0.52%	0.51%
Including waiver and/or reimbursement and recapture	0.47	%(D)	0.50%	0.52%	0.52%	0.52%	0.51	%(E)
Net investment income (loss) to average net assets	4.42	%(D)	2.70%	2.08%	2.37%	2.65%	2.70%
Portfolio turnover rate	52	%(C)	116%	27%	30%	26%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$11.51		$13.62	$14.65	$14.17	$13.39	$13.80

Investment operations:
Net investment income (loss)(A)	0.24		0.30	0.26	0.31	0.33	0.33
Net realized and unrealized gain (loss)	0.03(B	)	(2.06)	(0.44)	0.70	0.78	(0.35)

Total investment operations	0.27		(1.76)	(0.18)	1.01	1.11	(0.02)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.30)	(0.34)	(0.49)	(0.33)	(0.39)
Net realized gains	—		(0.05)	(0.51)	(0.04)	—	—

Total dividends and/or distributions to shareholders	—		(0.35)	(0.85)	(0.53)	(0.33)	(0.39)

Net asset value, end of period/year	$11.78		$11.51	$13.62	$14.65	$14.17	$13.39

Total return	2.26	%(C)	(12.99)%	(1.27)%	7.16%	8.25%	(0.09)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$272,385		$276,136	$360,914	$376,623	$320,594	$274,017
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.72	%(D)	0.75%	0.77%	0.77%	0.77%	0.76%
Including waiver and/or reimbursement and recapture	0.72	%(D)	0.75%	0.77%	0.77%	0.77%	0.76	%(E)
Net investment income (loss) to average net assets	4.15	%(D)	2.41%	1.83%	2.11%	2.40%	2.45%
Portfolio turnover rate	52	%(C)	116%	27%	30%	26%	35%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon Core Bond VP (formerly, Transamerica JPMorgan Core Bond VP) (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2023 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2023, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2023, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding,

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2023, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$728,003	$—	$—	$—	$728,003
Total Borrowings	$728,003	$—	$—	$—	$728,003

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK FACTORS (continued)

Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.

Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). The UK Financial Conduct Authority and LIBOR’s administrator announced that the use of LIBOR will be phased out; most LIBOR rates are no longer published as of the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that a subset of LIBOR rates may be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $1 billion	0.420%
Over $1 billion up to $2 billion	0.380
Over $2 billion up to $3.5 billion	0.365
Over $3.5 billion up to $5 billion	0.360
Over $5 billion	0.355

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.57%	May 1, 2024
Service Class	0.83	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 119,901,738	$ 154,180,262	$ 61,761,944	$ 135,762,207

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 548,931,363	$ 3,480,792	$ (10,106,786)	$ (6,625,994)

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

In December 2022, FASB issued Accounting Standards Update No. 2022-06 (“ASU 2022-06”), “Reference Rate Reform (Topic 848)”. ASU 2022-06 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

10. NEW ACCOUNTING PRONOUNCEMENTS (continued)

a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2022-06 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024 for all entities. Management does not expect ASU 2022-06 to have a material impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

(formerly, Transamerica JPMorgan Core Bond VP)

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon Core Bond VP (formerly, Transamerica JPMorgan Core Bond VP) (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Management Agreement. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and TAM’s responsiveness to any questions by the Trustees. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

(formerly, Transamerica JPMorgan Core Bond VP)

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period, in line with the median for the past 3- and 5-year periods and below median for the past 10-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 1-year period and below its benchmark for the past 3-, 5- and 10-year periods. The Trustees noted that the Portfolio’s sub-adviser had commenced sub-advising the Portfolio on November 1, 2022 pursuant to its current investment objective and investment strategies.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Portfolio’s sub-adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Core Bond VP

(formerly, Transamerica JPMorgan Core Bond VP)

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM in light of any economies of scale experienced in the future.

Benefits to TAM and its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon High Yield Bond VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,041.90	$3.24	$1,021.60	$3.21	0.64%
Service Class	1,000.00	1,041.00	4.50	1,020.40	4.46	0.89

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Corporate Debt Securities	96.2%
Other Investment Company	9.9
Loan Assignments	1.6
Repurchase Agreement	0.8
Common Stocks	0.3
Warrant	0.0 *
Net Other Assets (Liabilities)	(8.8)
Total	100.0%

Portfolio Characteristics	Years
Average Maturity §	6.47
Duration †	3.62

Credit Quality ‡	Percentage of Net Assets
AAA	0.8%
BBB	7.4
BB	47.0
B	37.1
CCC and Below	5.8
Not Rated	10.7
Net Other Assets (Liabilities)	(8.8)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 96.2%
Aerospace & Defense - 1.1%
TransDigm, Inc.
4.88%, 05/01/2029	$822,000	$734,217
5.50%, 11/15/2027	417,000	393,314
Triumph Group, Inc.
7.75%, 08/15/2025 (A)	462,000	445,363
9.00%, 03/15/2028 (B)	511,000	521,715

		2,094,609

Automobile Components - 2.9%
Adient Global Holdings Ltd.
7.00%, 04/15/2028 (B)	51,000	51,556
8.25%, 04/15/2031 (A) (B)	103,000	104,582
Benteler International AG 10.50%, 05/15/2028 (A) (B)	560,000	565,600
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/2026 (B)	462,000	459,026
6.75%, 05/15/2028 (B)	249,000	248,132
8.50%, 05/15/2027 (A) (B)	686,000	687,168
Dana Financing Luxembourg SARL 5.75%, 04/15/2025 (B)	455,000	448,462
Dana, Inc.
4.25%, 09/01/2030	76,000	63,273
4.50%, 02/15/2032	521,000	432,440
5.63%, 06/15/2028 (A)	197,000	185,149
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (A)	361,000	343,664
5.00%, 05/31/2026 - 07/15/2029 (A)	846,000	794,153
9.50%, 05/31/2025 (A)	350,000	357,905
ZF North America Capital, Inc.
6.88%, 04/14/2028 (B)	285,000	288,675
7.13%, 04/14/2030 (B)	303,000	308,195

		5,337,980

Automobiles - 2.1%
Ford Motor Co. 6.10%, 08/19/2032 (A)	140,000	135,294
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	245,000	218,889
3.38%, 11/13/2025	627,000	582,716
4.00%, 11/13/2030	625,000	534,053
4.39%, 01/08/2026	676,000	639,800
4.95%, 05/28/2027	693,000	653,811
6.95%, 03/06/2026	541,000	543,877
7.35%, 11/04/2027 - 03/06/2030	638,000	651,773

		3,960,213

Banks - 2.5%
Barclays PLC
Fixed until 09/15/2023 (C), 7.75% (D)	482,000	472,312
Fixed until 06/15/2024 (C), 8.00% (D)	285,000	269,296
Citigroup, Inc. Fixed until 09/12/2024 (C), 5.00% (D)	996,000	929,706
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (D), 06/01/2032 (B)	622,000	463,417
5.71%, 01/15/2026 (B)	651,000	619,611
7.00%, 11/21/2025 (B)	200,000	201,781
Fixed until 11/21/2032, 8.25% (D), 11/21/2033 (B)	411,000	431,488

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co. Fixed until 02/01/2025 (C), 4.60% (D)	$ 726,000	$ 676,995
Lloyds Banking Group PLC
Fixed until 06/27/2024 (C), 7.50% (D)	419,000	400,250
Fixed until 08/15/2032, 7.95% (D), 11/15/2033	200,000	216,958

		4,681,814

Beverages - 0.6%
Primo Water Holdings, Inc. 4.38%, 04/30/2029 (B)	1,249,000	1,070,206

Biotechnology - 0.4%
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (A) (B)	813,000	705,586

Building Products - 1.4%
Boise Cascade Co. 4.88%, 07/01/2030 (B)	880,000	795,509
Builders FirstSource, Inc.
4.25%, 02/01/2032 (B)	136,000	118,330
5.00%, 03/01/2030 (B)	104,000	97,229
Camelot Return Merger Sub, Inc. 8.75%, 08/01/2028 (B)	608,000	574,556
Cornerstone Building Brands, Inc. 6.13%, 01/15/2029 (B)	159,000	125,610
Standard Industries, Inc.
3.38%, 01/15/2031 (B)	358,000	288,332
4.38%, 07/15/2030 (B)	134,000	116,047
5.00%, 02/15/2027 (B)	609,000	580,465

		2,696,078

Capital Markets - 0.7%
Deutsche Bank AG
Fixed until 10/14/2030, 3.73% (D), 01/14/2032	299,000	226,053
Fixed until 10/30/2025 (C), 6.00% (D)	200,000	159,580
Fixed until 11/10/2032, 7.08% (D), 02/10/2034	465,000	429,971
LPL Holdings, Inc. 4.00%, 03/15/2029 (B)	627,000	550,150

		1,365,754

Chemicals - 2.1%
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028 (B)	263,000	189,868
Avient Corp. 7.13%, 08/01/2030 (B)	175,000	176,545
Eagle Intermediate Global Holding BV/Eagle US Finance LLC 7.50%, 05/01/2025 (B)	836,000	552,704
NOVA Chemicals Corp.
4.25%, 05/15/2029 (A) (B)	364,000	297,039
4.88%, 06/01/2024 (B)	590,000	576,418
5.25%, 06/01/2027 (B)	1,000,000	889,321
Olin Corp.
5.00%, 02/01/2030	437,000	403,832
5.13%, 09/15/2027	409,000	390,034
5.63%, 08/01/2029 (A)	223,000	214,972
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.13%, 04/01/2029 (B)	519,000	240,038

		3,930,771

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 2.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029 (A) (B)	$ 688,000	$ 635,427
5.75%, 07/15/2027 (A) (B)	787,000	755,155
Covanta Holding Corp.
4.88%, 12/01/2029 (B)	392,000	339,080
5.00%, 09/01/2030	321,000	272,248
Garda World Security Corp.
4.63%, 02/15/2027 (B)	358,000	327,461
6.00%, 06/01/2029 (B)	485,000	397,433
9.50%, 11/01/2027 (A) (B)	116,000	112,067
Stericycle, Inc. 5.38%, 07/15/2024 (B)	562,000	554,737
United Rentals North America, Inc.
3.75%, 01/15/2032	395,000	334,604
4.00%, 07/15/2030	457,000	404,795
5.50%, 05/15/2027	77,000	75,657
6.00%, 12/15/2029 (B)	666,000	664,379
WW International, Inc. 4.50%, 04/15/2029 (A) (B)	793,000	468,685

		5,341,728

Communications Equipment - 0.6%
CommScope, Inc.
4.75%, 09/01/2029 (A) (B)	474,000	373,736
6.00%, 03/01/2026 (B)	471,000	439,001
8.25%, 03/01/2027 (B)	483,000	386,200

		1,198,937

Construction & Engineering - 1.4%
Abengoa Abenewco 2 SA
1.50%, 10/26/2024 (B)	314,199	1,571
1.50%, 10/26/2024 (B) (E) (F) (G)	314,199	0
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (B)	445,000	379,575
6.63%, 01/15/2028 (B)	310,000	296,304
Beazer Homes USA, Inc.
5.88%, 10/15/2027 (A)	396,000	369,270
6.75%, 03/15/2025	517,000	513,123
7.25%, 10/15/2029	588,000	571,341
Meritage Homes Corp.
5.13%, 06/06/2027	304,000	292,085
6.00%, 06/01/2025	135,000	134,789

		2,558,058

Construction Materials - 0.6%
Smyrna Ready Mix Concrete LLC 6.00%, 11/01/2028 (B)	1,137,000	1,072,357

Consumer Staples Distribution & Retail - 1.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
3.25%, 03/15/2026 (B)	157,000	144,903
3.50%, 03/15/2029 (B)	929,000	804,243
4.63%, 01/15/2027 (B)	517,000	489,805
6.50%, 02/15/2028 (B)	472,000	472,784
7.50%, 03/15/2026 (B)	155,000	157,627
Rite Aid Corp. 8.00%, 11/15/2026 (B)	611,000	299,390

		2,368,752

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 5.3%
ARD Finance SA PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (B) (H)	$ 472,000	$ 382,612
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (B)	442,000	379,714
4.00%, 09/01/2029 (A) (B)	548,000	434,001
6.00%, 06/15/2027 (B)	275,000	270,162
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 08/15/2027 (A) (B)	388,000	328,387
Ball Corp.
2.88%, 08/15/2030	1,384,000	1,146,668
6.00%, 06/15/2029	39,000	38,707
6.88%, 03/15/2028	309,000	315,144
Cascades, Inc./Cascades USA, Inc.
5.13%, 01/15/2026 (B)	52,000	49,690
5.38%, 01/15/2028 (B)	538,000	502,828
Clydesdale Acquisition Holdings, Inc. 6.63%, 04/15/2029 (B)	487,000	464,437
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026	1,356,000	1,315,914
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (B)	1,003,000	892,072
4.13%, 08/15/2024	205,000	200,388
Mauser Packaging Solutions Holding Co. 7.88%, 08/15/2026 (B)	362,000	359,174
OI European Group BV 4.75%, 02/15/2030 (B)	253,000	226,433
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023 (B)	144,000	143,855
6.38%, 08/15/2025 (B)	184,000	184,460
7.25%, 05/15/2031 (B)	336,000	340,200
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/2028 (B)	38,000	32,903
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/2027 (B)	1,230,000	1,087,475
Sealed Air Corp./Sealed Air Corp. US 6.13%, 02/01/2028 (B)	31,000	30,770
Trivium Packaging Finance BV
5.50%, 08/15/2026 (B)	428,000	410,945
8.50%, 08/15/2027 (A) (B)	345,000	332,103

		9,869,042

Diversified REITs - 2.3%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (B)	836,000	749,200
6.00%, 04/15/2025 (B)	171,000	168,744
Iron Mountain Information Management Services, Inc. 5.00%, 07/15/2032 (B)	371,000	320,236
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp.
4.25%, 02/01/2027 (B)	291,000	252,832
5.25%, 10/01/2025 (B)	511,000	482,614

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs (continued)
MPT Operating Partnership LP/MPT Finance Corp. 3.50%, 03/15/2031	$ 616,000	$ 424,439
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/2028 (B)	293,000	268,827
7.50%, 06/01/2025 (B)	782,000	782,000
VICI Properties LP/VICI Note Co., Inc.
3.88%, 02/15/2029 (B)	319,000	280,000
4.63%, 06/15/2025 (B)	167,000	161,363
5.75%, 02/01/2027 (B)	480,000	469,786

		4,360,041

Diversified Telecommunication Services - 3.0%
Cablevision Lightpath LLC 3.88%, 09/15/2027 (B)	215,000	180,063
Frontier Communications Holdings LLC
5.00%, 05/01/2028 (B)	224,000	193,257
6.00%, 01/15/2030 (A) (B)	77,000	56,646
6.75%, 05/01/2029 (A) (B)	773,000	599,444
8.75%, 05/15/2030 (B)	272,000	265,821
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	203,000	189,461
6.63%, 08/01/2026 (A)	402,000	375,870
Iliad Holding SASU
6.50%, 10/15/2026 (B)	459,000	433,240
7.00%, 10/15/2028 (B)	534,000	492,585
Intelsat Jackson Holdings SA 8.50%, 10/15/2024 (B) (E) (F) (G)	305,000	0
Level 3 Financing, Inc.
3.63%, 01/15/2029 (B)	418,000	250,695
3.75%, 07/15/2029 (B)	621,000	374,845
4.25%, 07/01/2028 (B)	505,000	325,317
10.50%, 05/15/2030 (A) (B)	1,210,000	1,227,785
Telecom Italia Capital SA
6.00%, 09/30/2034	337,000	270,271
6.38%, 11/15/2033	335,000	283,784

		5,519,084

Electric Utilities - 0.9%
Elwood Energy LLC 8.16%, 07/05/2026	231,095	188,342
NRG Energy, Inc.
3.38%, 02/15/2029 (B)	193,000	157,849
3.88%, 02/15/2032 (B)	219,000	168,726
Vistra Operations Co. LLC
4.38%, 05/01/2029 (B)	517,000	452,822
5.00%, 07/31/2027 (B)	771,000	721,664
5.63%, 02/15/2027 (B)	67,000	64,210

		1,753,613

Electronic Equipment, Instruments & Components - 0.3%
Sensata Technologies BV 4.00%, 04/15/2029 (B)	212,000	188,748
Sensata Technologies, Inc.
3.75%, 02/15/2031 (B)	66,000	56,319
4.38%, 02/15/2030 (B)	295,000	263,506

		508,573

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 1.1%
Archrock Partners LP/Archrock Partners Finance Corp. 6.25%, 04/01/2028 (B)	$ 599,000	$ 559,843
CSI Compressco LP/CSI Compressco Finance, Inc.
7.50%, 04/01/2025 (B)	473,000	451,715
PIK Rate 3.50%, Cash Rate 10.00%, 04/01/2026 (B) (H)	652,549	554,667
Sunnova Energy Corp. 5.88%, 09/01/2026 (B)	434,000	396,675

		1,962,900

Financial Services - 1.4%
ILFC E-Capital Trust I 1.55% + Max of 3-Month LIBOR, 10-Year CMT or 30-Year CMT, 7.06% (D), 12/21/2065 (B)	2,322,000	1,560,605
ILFC E-Capital Trust II 1.80% + Max of 3-Month LIBOR, 15-Year CMT or 30-Year CMT, 7.31% (D), 12/21/2065 (A) (B)	256,000	177,717
United Wholesale Mortgage LLC
5.50%, 11/15/2025 - 04/15/2029 (B)	556,000	485,808
5.75%, 06/15/2027 (B)	450,000	410,832

		2,634,962

Food Products - 2.0%
Darling Ingredients, Inc.
5.25%, 04/15/2027 (B)	97,000	94,162
6.00%, 06/15/2030 (B)	113,000	110,368
Kraft Heinz Foods Co.
5.00%, 06/04/2042	154,000	144,030
6.88%, 01/26/2039	180,000	202,443
Pilgrim’s Pride Corp.
3.50%, 03/01/2032	427,000	337,586
5.88%, 09/30/2027 (B)	908,000	897,115
Post Holdings, Inc.
4.50%, 09/15/2031 (B)	339,000	289,487
4.63%, 04/15/2030 (B)	513,000	449,596
5.50%, 12/15/2029 (B)	938,000	865,558
5.63%, 01/15/2028 (B)	321,000	308,468

		3,698,813

Ground Transportation - 1.2%
Hertz Corp.
4.63%, 12/01/2026 (B)	69,000	62,272
5.00%, 12/01/2029 (B)	657,000	543,019
Uber Technologies, Inc.
4.50%, 08/15/2029 (A) (B)	496,000	456,555
6.25%, 01/15/2028 (A) (B)	59,000	58,708
7.50%, 09/15/2027 (B)	853,000	872,439
8.00%, 11/01/2026 (B)	270,000	275,163

		2,268,156

Health Care Equipment & Supplies - 0.7%
Kevlar SpA 6.50%, 09/01/2029 (A) (B)	576,000	491,040
Medline Borrower LP 3.88%, 04/01/2029 (B)	886,000	767,750

		1,258,790

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 5.2%
Acadia Healthcare Co., Inc. 5.00%, 04/15/2029 (B)	$ 780,000	$ 719,330
AdaptHealth LLC
4.63%, 08/01/2029 (B)	66,000	52,679
5.13%, 03/01/2030 (B)	146,000	118,260
6.13%, 08/01/2028 (B)	679,000	588,008
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (B)	503,000	396,219
5.63%, 03/15/2027 (A) (B)	319,000	281,131
6.88%, 04/15/2029 (B)	63,000	39,604
8.00%, 03/15/2026 (B)	831,000	808,094
DaVita, Inc.
3.75%, 02/15/2031 (B)	943,000	753,834
4.63%, 06/01/2030 (B)	595,000	510,692
Encompass Health Corp.
4.50%, 02/01/2028	311,000	289,289
4.63%, 04/01/2031 (A)	60,000	53,189
4.75%, 02/01/2030	218,000	198,455
5.75%, 09/15/2025	778,000	770,959
HCA, Inc. 5.88%, 02/01/2029	182,000	183,159
Heartland Dental LLC/Heartland Dental Finance Corp. 10.50%, 04/30/2028 (A) (B)	395,000	393,025
Molina Healthcare, Inc. 4.38%, 06/15/2028 (B)	691,000	637,255
Tenet Healthcare Corp.
4.25%, 06/01/2029	557,000	503,208
4.63%, 06/15/2028	28,000	26,151
4.88%, 01/01/2026	617,000	600,916
5.13%, 11/01/2027	317,000	302,574
6.13%, 10/01/2028 (A)	951,000	915,528
6.13%, 06/15/2030 (I)	451,000	444,370

		9,585,929

Hotels, Restaurants & Leisure - 9.6%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028 (B)	238,000	217,321
4.00%, 10/15/2030 (B)	625,000	534,887
Boyd Gaming Corp.
4.75%, 12/01/2027 (A)	18,000	17,055
4.75%, 06/15/2031 (B)	419,000	374,325
Boyne USA, Inc. 4.75%, 05/15/2029 (B)	695,000	626,153
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (A) (B)	797,000	695,899
6.25%, 07/01/2025 (B)	363,000	361,288
7.00%, 02/15/2030 (B)	77,000	77,326
Carnival Corp.
6.00%, 05/01/2029 (B)	952,000	849,947
7.63%, 03/01/2026 (B)	192,000	188,045
10.50%, 02/01/2026 - 06/01/2030 (B)	599,000	632,860
Carnival Holdings Bermuda Ltd. 10.38%, 05/01/2028 (B)	197,000	215,461
CDI Escrow Issuer, Inc. 5.75%, 04/01/2030 (B)	643,000	600,120
Churchill Downs, Inc. 6.75%, 05/01/2031 (B)	337,000	333,209

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	$ 471,000	$ 438,291
5.38%, 05/01/2025 (B)	37,000	36,507
5.75%, 05/01/2028 (B)	69,000	67,944
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031 (B)	748,000	627,328
5.00%, 06/01/2029 (B)	289,000	256,466
International Game Technology PLC
4.13%, 04/15/2026 (B)	227,000	215,571
6.25%, 01/15/2027 (B)	214,000	213,198
6.50%, 02/15/2025 (B)	234,000	234,000
MGM Resorts International
4.63%, 09/01/2026	341,000	321,513
4.75%, 10/15/2028	633,000	574,615
5.50%, 04/15/2027	424,000	406,195
5.75%, 06/15/2025	613,000	606,784
6.75%, 05/01/2025	156,000	156,379
NCL Corp. Ltd. 5.88%, 03/15/2026 - 02/15/2027 (B)	1,303,000	1,229,014
Royal Caribbean Cruises Ltd.
5.38%, 07/15/2027 (B)	500,000	467,376
5.50%, 04/01/2028 (B)	276,000	257,463
8.25%, 01/15/2029 (B)	257,000	269,837
11.50%, 06/01/2025 (B)	89,000	94,429
11.63%, 08/15/2027 (B)	172,000	187,059
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. 6.63%, 03/01/2030 (B)	91,000	80,080
Scientific Games International, Inc. 7.00%, 05/15/2028 (B)	719,000	714,780
Station Casinos LLC 4.50%, 02/15/2028 (B)	816,000	732,417
Travel & Leisure Co.
4.50%, 12/01/2029 (B)	392,000	333,524
5.65%, 04/01/2024	823,000	813,571
6.00%, 04/01/2027	597,000	579,508
6.60%, 10/01/2025	8,000	8,010
Viking Cruises Ltd.
5.88%, 09/15/2027 (B)	1,189,000	1,092,834
7.00%, 02/15/2029 (B)	370,000	344,100
9.13%, 07/15/2031 (A) (B)	183,000	184,887
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 02/15/2031 (B)	671,000	666,924

		17,934,500

Household Durables - 0.1%
KB Home 7.25%, 07/15/2030	211,000	213,664

Household Products - 0.8%
Central Garden & Pet Co. 4.13%, 04/30/2031 (B)	466,000	384,134
Energizer Holdings, Inc. 6.50%, 12/31/2027 (B)	567,000	545,039
Spectrum Brands, Inc. 3.88%, 03/15/2031 (A) (B)	687,000	563,340

		1,492,513

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Independent Power & Renewable Electricity Producers - 1.3%
Calpine Corp.
3.75%, 03/01/2031 (B)	$ 581,000	$ 470,819
4.50%, 02/15/2028 (B)	753,000	681,716
5.00%, 02/01/2031 (B)	140,000	115,794
5.13%, 03/15/2028 (B)	472,000	421,193
Clearway Energy Operating LLC
3.75%, 02/15/2031 (B)	314,000	260,597
4.75%, 03/15/2028 (B)	573,000	528,688

		2,478,807

Insurance - 1.6%
Global Atlantic Finance Co.
Fixed until 07/15/2026, 4.70% (D), 10/15/2051 (B)	620,000	439,457
7.95%, 06/15/2033 (B)	315,000	316,396
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 7.45% (D), 02/12/2067 (B)	907,000	752,860
HUB International Ltd. 7.25%, 06/15/2030 (B)	167,000	172,661
Lincoln National Corp. 3-Month LIBOR + 2.36%, 7.69% (D), 05/17/2066	716,000	473,546
Ohio National Financial Services, Inc. 6.80%, 01/24/2030 (B)	961,000	893,178

		3,048,098

IT Services - 0.7%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/01/2029 (B)	728,000	594,663
Gartner, Inc.
3.63%, 06/15/2029 (B)	101,000	88,924
3.75%, 10/01/2030 (B)	211,000	183,790
4.50%, 07/01/2028 (B)	398,000	371,819

		1,239,196

Leisure Products - 0.2%
Mattel, Inc.
5.45%, 11/01/2041	284,000	235,368
6.20%, 10/01/2040	50,000	44,726

		280,094

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (A) (B)	128,000	112,637
4.00%, 03/15/2031 (A) (B)	128,000	111,158

		223,795

Machinery - 1.8%
Advanced Drainage Systems, Inc. 6.38%, 06/15/2030 (A) (B)	166,000	164,219
Allison Transmission, Inc. 3.75%, 01/30/2031 (B)	133,000	112,353
Chart Industries, Inc.
7.50%, 01/01/2030 (B)	620,000	632,536
9.50%, 01/01/2031 (B)	82,000	87,003
GrafTech Global Enterprises, Inc. 9.88%, 12/15/2028 (B)	282,000	279,885
Madison IAQ LLC
4.13%, 06/30/2028 (B)	367,000	323,046
5.88%, 06/30/2029 (B)	110,000	89,090

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
SPX FLOW, Inc. 8.75%, 04/01/2030 (B)	$ 781,000	$ 702,887
Vertiv Group Corp. 4.13%, 11/15/2028 (B)	308,000	277,517
Wabash National Corp. 4.50%, 10/15/2028 (B)	782,000	678,086

		3,346,622

Media - 10.0%
Arches Buyer, Inc.
4.25%, 06/01/2028 (B)	577,000	502,364
6.13%, 12/01/2028 (B)	372,000	320,608
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 - 01/15/2034 (B)	671,000	519,388
4.50%, 08/15/2030 - 06/01/2033 (B)	934,000	751,346
4.50%, 05/01/2032	298,000	237,965
4.75%, 03/01/2030 - 02/01/2032 (B)	1,607,000	1,349,651
5.00%, 02/01/2028 (B)	423,000	385,414
5.38%, 06/01/2029 (B)	290,000	262,187
5.50%, 05/01/2026 (B)	348,000	339,316
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (A) (B)	584,000	526,188
7.50%, 06/01/2029 (A) (B)	220,000	162,797
7.75%, 04/15/2028 (A) (B)	244,000	191,540
CSC Holdings LLC
4.13%, 12/01/2030 (B)	248,000	173,474
4.50%, 11/15/2031 (B)	462,000	322,037
5.38%, 02/01/2028 (B)	400,000	321,467
5.75%, 01/15/2030 (B)	1,453,000	686,063
6.50%, 02/01/2029 (B)	460,000	371,769
7.50%, 04/01/2028 (B)	250,000	142,493
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 08/15/2026 (B)	974,000	32,873
DISH DBS Corp.
5.25%, 12/01/2026 (B)	603,000	483,737
5.75%, 12/01/2028 (B)	455,000	338,457
7.38%, 07/01/2028	360,000	192,600
7.75%, 07/01/2026	409,000	251,535
DISH Network Corp. 11.75%, 11/15/2027 (B)	275,000	268,000
Gray Escrow II, Inc. 5.38%, 11/15/2031 (B)	563,000	373,281
Gray Television, Inc.
4.75%, 10/15/2030 (A) (B)	969,000	657,108
7.00%, 05/15/2027 (B)	857,000	729,050
iHeartCommunications, Inc.
6.38%, 05/01/2026	170,000	142,667
8.38%, 05/01/2027	1,147,386	764,544
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (B)	430,000	361,323
6.75%, 10/15/2027 (B)	616,000	577,181
Sinclair Television Group, Inc. 4.13%, 12/01/2030 (B)	354,000	231,870
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (B)	211,000	188,899
4.13%, 07/01/2030 (B)	341,000	278,473
5.00%, 08/01/2027 (B)	31,000	28,761
5.50%, 07/01/2029 (B)	357,000	321,040

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
TEGNA, Inc.
4.63%, 03/15/2028	$ 370,000	$ 326,525
4.75%, 03/15/2026 (B)	211,000	201,449
Univision Communications, Inc.
6.63%, 06/01/2027 (B)	541,000	523,080
7.38%, 06/30/2030 (B)	93,000	88,556
UPC Broadband Finco BV 4.88%, 07/15/2031 (B)	501,000	412,368
UPC Holding BV 5.50%, 01/15/2028 (B)	374,000	326,501
Virgin Media Finance PLC 5.00%, 07/15/2030 (B)	447,000	355,799
Virgin Media Secured Finance PLC 5.50%, 05/15/2029 (B)	1,139,000	1,030,303
VZ Secured Financing BV 5.00%, 01/15/2032 (B)	1,448,000	1,166,171
Ziggo Bond Co. BV 6.00%, 01/15/2027 (B)	500,000	458,910

		18,677,128

Metals & Mining - 4.7%
Big River Steel LLC/BRS Finance Corp. 6.63%, 01/31/2029 (B)	480,000	474,147
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026 (B)	545,000	550,611
Constellium SE
5.63%, 06/15/2028 (B)	1,025,000	964,221
5.88%, 02/15/2026 (B) (I)	1,656,000	1,622,414
Enviri Corp. 5.75%, 07/31/2027 (B)	705,000	613,597
First Quantum Minerals Ltd. 7.50%, 04/01/2025 (B)	234,000	233,709
FMG Resources August 2006 Pty Ltd.
5.88%, 04/15/2030 (B)	540,000	514,411
6.13%, 04/15/2032 (B)	403,000	384,044
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	317,000	297,926
4.38%, 08/01/2028	443,000	416,712
Mineral Resources Ltd.
8.13%, 05/01/2027 (B)	705,000	704,786
8.50%, 05/01/2030 (B)	691,000	693,369
New Gold, Inc. 7.50%, 07/15/2027 (B)	802,000	748,891
Novelis Corp.
3.25%, 11/15/2026 (B)	70,000	63,372
3.88%, 08/15/2031 (B)	71,000	58,373
4.75%, 01/30/2030 (B)	463,000	411,480

		8,752,063

Oil, Gas & Consumable Fuels - 12.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029 (B)	603,000	560,320
7.88%, 05/15/2026 (B)	539,000	546,242
Callon Petroleum Co.
6.38%, 07/01/2026	180,000	175,212
7.50%, 06/15/2030 (A) (B)	182,000	171,789
8.00%, 08/01/2028 (B)	219,000	216,572
8.25%, 07/15/2025	629,000	624,282

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	$ 170,000	$ 169,159
Cheniere Energy Partners LP 4.00%, 03/01/2031	600,000	528,219
Cheniere Energy, Inc. 4.63%, 10/15/2028	309,000	288,548
Chord Energy Corp. 6.38%, 06/01/2026 (B)	473,000	468,064
Civitas Resources, Inc.
5.00%, 10/15/2026 (B)	305,000	287,575
8.75%, 07/01/2031 (B)	710,000	719,947
Comstock Resources, Inc. 5.88%, 01/15/2030 (B)	463,000	402,015
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 8.00%, 04/01/2029 (A) (B)	999,000	1,011,388
CrownRock LP/CrownRock Finance, Inc.
5.00%, 05/01/2029 (B)	17,000	15,916
5.63%, 10/15/2025 (B)	1,068,000	1,052,194
DCP Midstream Operating LP 5.38%, 07/15/2025	591,000	585,071
DT Midstream, Inc.
4.13%, 06/15/2029 (B)	368,000	322,947
4.38%, 06/15/2031 (B)	92,000	79,249
EnLink Midstream LLC 6.50%, 09/01/2030 (B)	334,000	333,586
EQM Midstream Partners LP
6.00%, 07/01/2025 (B)	59,000	58,337
6.50%, 07/01/2027 (B)	314,000	309,686
Genesis Energy LP/Genesis Energy Finance Corp. 8.88%, 04/15/2030	317,000	309,711
Hess Midstream Operations LP
4.25%, 02/15/2030 (B)	31,000	27,048
5.13%, 06/15/2028 (B)	626,000	585,868
Holly Energy Partners LP/Holly Energy Finance Corp. 6.38%, 04/15/2027 (B)	450,000	444,521
Ithaca Energy North Sea PLC 9.00%, 07/15/2026 (A) (B)	675,000	627,605
Kinder Morgan, Inc.
7.75%, 01/15/2032	245,000	276,493
8.05%, 10/15/2030	134,000	149,050
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (B)	115,000	105,585
10.50%, 05/15/2027 (B)	441,000	421,480
NuStar Logistics LP
5.63%, 04/28/2027	451,000	432,644
5.75%, 10/01/2025	115,000	112,119
6.00%, 06/01/2026	100,000	97,411
Occidental Petroleum Corp.
5.88%, 09/01/2025	353,000	350,598
6.13%, 01/01/2031	79,000	80,217
6.20%, 03/15/2040	359,000	353,827
6.45%, 09/15/2036	1,194,000	1,224,802
6.60%, 03/15/2046 (A)	193,000	198,703
6.63%, 09/01/2030	432,000	448,891
7.15%, 05/15/2028	433,000	450,605

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Ovintiv, Inc. 7.38%, 11/01/2031	$ 276,000	$ 295,865
Parkland Corp.
4.50%, 10/01/2029 (B)	217,000	187,944
4.63%, 05/01/2030 (B)	77,000	66,763
5.88%, 07/15/2027 (B)	531,000	512,313
PDC Energy, Inc.
5.75%, 05/15/2026	395,000	393,419
6.13%, 09/15/2024	635,000	634,679
SM Energy Co.
5.63%, 06/01/2025	169,000	165,145
6.50%, 07/15/2028	56,000	53,760
6.63%, 01/15/2027	832,000	808,080
6.75%, 09/15/2026	222,000	216,385
Southwestern Energy Co.
4.75%, 02/01/2032	225,000	198,303
5.38%, 03/15/2030	277,000	258,447
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.75%, 04/15/2025 (A)	343,000	311,607
9.00% (J), 10/15/2026 (B)	242,000	235,042
Summit Midstream Partners LP Fixed until 05/01/2023, 12.98%, 07/31/2023 (C)	672,000	462,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	938,000	866,843
5.50%, 03/01/2030	378,000	363,776
6.50%, 07/15/2027	255,000	253,167
Western Midstream Operating LP
5.30%, 03/01/2048	699,000	582,564
5.45%, 04/01/2044	251,000	212,032

		22,701,630

Paper & Forest Products - 0.7%
Domtar Corp. 6.75%, 10/01/2028 (B)	637,000	540,910
Glatfelter Corp. 4.75%, 11/15/2029 (A) (B)	1,230,000	804,760

		1,345,670

Personal Care Products - 0.6%
Coty, Inc.
5.00%, 04/15/2026 (B)	572,000	548,132
6.50%, 04/15/2026 (A) (B)	498,000	490,597

		1,038,729

Pharmaceuticals - 1.2%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (B)	532,000	291,227
9.25%, 04/01/2026 (A) (B)	336,000	282,983
Bausch Health Cos., Inc.
5.00%, 01/30/2028 - 02/15/2029 (B)	574,000	239,260
5.25%, 01/30/2030 - 02/15/2031 (B)	619,000	257,334
5.50%, 11/01/2025 (A) (B)	278,000	245,635
7.00%, 01/15/2028 (B)	161,000	70,093
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (B)	485,000	430,448
5.13%, 04/30/2031 (B)	583,000	480,982

		2,297,962

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC 6.75%, 05/15/2028 (B)	$ 502,000	$ 454,310

Software - 1.6%
Crowdstrike Holdings, Inc. 3.00%, 02/15/2029 (A)	663,000	571,769
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL 4.63%, 05/01/2028 (B)	813,000	691,050
NCR Corp.
5.13%, 04/15/2029 (B)	507,000	448,847
5.25%, 10/01/2030 (B)	481,000	418,165
5.75%, 09/01/2027 (B)	312,000	311,946
6.13%, 09/01/2029 (B)	348,000	348,306
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (B)	511,000	229,964

		3,020,047

Specialized REITs - 1.1%
Iron Mountain, Inc.
4.50%, 02/15/2031 (B)	183,000	157,246
5.25%, 03/15/2028 (B)	694,000	648,252
7.00%, 02/15/2029 (B)	301,000	301,567
SBA Communications Corp.
3.13%, 02/01/2029	662,000	561,144
3.88%, 02/15/2027	425,000	390,385

		2,058,594

Specialty Retail - 0.9%
Bath & Body Works, Inc.
6.63%, 10/01/2030 (B)	214,000	206,645
6.75%, 07/01/2036 (A)	497,000	447,152
6.88%, 11/01/2035	325,000	297,363
7.50%, 06/15/2029 (A)	226,000	229,061
9.38%, 07/01/2025 (A) (B)	56,000	59,457
Staples, Inc. 7.50%, 04/15/2026 (B)	451,000	372,501

		1,612,179

Technology Hardware, Storage & Peripherals - 0.4%
Seagate HDD Cayman
8.25%, 12/15/2029 (A) (B)	138,000	144,137
8.50%, 07/15/2031 (A) (B)	138,000	144,719
Western Digital Corp. 4.75%, 02/15/2026	452,000	430,319

		719,175

Trading Companies & Distributors - 0.6%
Herc Holdings, Inc. 5.50%, 07/15/2027 (B)	1,071,000	1,027,033

Wireless Telecommunication Services - 1.8%
Altice France SA
5.13%, 07/15/2029 (B)	200,000	141,975
5.50%, 10/15/2029 (B)	1,096,000	783,796
Sprint LLC
7.13%, 06/15/2024	892,000	899,963
7.63%, 03/01/2026	409,000	424,863

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031 (B)	$ 585,000	$ 473,105
4.75%, 07/15/2031 (B)	779,000	647,837

		3,371,539

Total Corporate Debt Securities (Cost $199,598,250)		179,136,094

LOAN ASSIGNMENTS - 1.6%
Automobile Components - 0.2%
Clarios Global LP Term Loan, 1-Month Term SOFR + 3.75%, 8.85% (D), 05/06/2030	436,000	434,092

Communications Equipment - 0.5%
Avaya, Inc. Term Loan, 1-Month Term SOFR + 8.50%, 13.60% (D), 08/01/2028	932,857	806,921

Containers & Packaging - 0.7%
Anchor Glass Container Corp. Term Loan, TBD, 12/07/2023 (I) (K) (L)	875,000	665,000
Reynolds Group Holdings, Inc. Term Loan B2, TBD, 02/05/2026 (K) (L)	300,000	299,667
Trident TPI Holdings, Inc. Term Loan, 3-Month Term SOFR + 4.50%, 9.74% (D), 09/15/2028	405,280	399,623

		1,364,290

Media - 0.2%
Clear Channel Outdoor Holdings, Inc. Term Loan B, 3-Month Term SOFR + 3.50%, 8.81% (D), 08/21/2026	370,563	353,689

Total Loan Assignments (Cost $3,125,138)		2,958,992

	Shares	Value
COMMON STOCKS - 0.3%
Diversified Telecommunication Services - 0.0% (M)
Intelsat SA (E) (G) (N)	2,946	72,914

Electric Utilities - 0.0% (M)
Homer City Generation LLC (E) (G) (N)	39,132	391

Oil, Gas & Consumable Fuels - 0.0%
Ultra Resources, Inc. (E) (F) (G) (N)	123	0

Software - 0.3%
Avaya Holdings Corp. (E) (G) (N)	33,145	497,175

Total Common Stocks (Cost $2,799,690)		570,480

	Shares	Value
WARRANT - 0.0% (M)
Air Freight & Logistics - 0.0% (M)
Avation PLC, (A) (E) (N) Exercise Price $0.41, Expiration Date 10/31/2026	5,250	$ 2,167

Total Warrant (Cost $0)		2,167

OTHER INVESTMENT COMPANY - 9.9%
Securities Lending Collateral - 9.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (O)	18,445,435	18,445,435

Total Other Investment Company (Cost $18,445,435)		18,445,435

	Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 2.30% (O), dated 06/30/2023, to be repurchased at $1,393,137 on 07/03/2023. Collateralized by a U.S. Government Obligation, 0.50%, due 02/28/2026, and with a value of $1,420,733.	$1,392,870	1,392,870

Total Repurchase Agreement (Cost $1,392,870)		1,392,870

Total Investments (Cost $225,361,383)		202,506,038
Net Other Assets (Liabilities) - (8.8)%		(16,335,499)

Net Assets - 100.0%		$186,170,539

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (P)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (Q)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$179,136,094	$0	$179,136,094
Loan Assignments	—	2,958,992	—	2,958,992
Common Stocks	—	—	570,480	570,480
Warrant	—	2,167	—	2,167
Other Investment Company	18,445,435	—	—	18,445,435
Repurchase Agreement	—	1,392,870	—	1,392,870

Total Investments	$18,445,435	$183,490,123	$570,480	$202,506,038

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $18,163,364, collateralized by cash collateral of $18,445,435 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $100,103. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the total value of 144A securities is $129,244,335, representing 69.4% of the Portfolio’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	Floating or variable rate securities. The rates disclosed are as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2023, the total value of securities is $572,647, representing 0.3% of the Portfolio’s net assets.
(F)	Securities deemed worthless.
(G)	Securities are Level 3 of the fair value hierarchy.
(H)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(I)	Restricted securities. At June 30, 2023, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Tenet Healthcare Corp. 6.13%, 06/15/2030	06/01/2022	$451,000	$444,370	0.2%

Corporate Debt Securities	Constellium SE 5.88%, 02/15/2026	10/28/2020 - 12/13/2021	1,690,791	1,622,414	0.9

Loan Assignments	Anchor Glass Container Corp. Term Loan, 12/07/2023	05/18/2023	695,625	665,000	0.4

Total			$2,837,416	$2,731,784	1.5%

(J)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of June 30, 2023; the maturity date disclosed is the ultimate maturity date.
(K)	All or a portion of the security represents unsettled loan commitments at June 30, 2023 where the rate will be determined at time of settlement.
(L)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(M)	Percentage rounds to less than 0.1% or (0.1)%.
(N)	Non-income producing securities.
(O)	Rates disclosed reflect the yields at June 30, 2023.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(P)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(Q)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon High Yield Bond VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Investments, at value (cost $223,968,513) (including securities loaned of $18,163,364)	$201,113,168
Repurchase agreement, at value (cost $1,392,870)	1,392,870
Cash	17,501
Receivables and other assets:
Investments sold	282,660
Net income from securities lending	20,291
Shares of beneficial interest sold	70,498
Interest	3,075,343
Prepaid expenses	940

Total assets	205,973,271

Liabilities:
Cash collateral received upon return of:
Securities on loan	18,445,435
Payables and other liabilities:
Investments purchased	11,006
When-issued, delayed-delivery, forward and TBA commitments purchased	995,625
Shares of beneficial interest redeemed	185,156
Investment management fees	84,729
Distribution and service fees	24,189
Transfer agent costs	248
Trustee and CCO fees	653
Audit and tax fees	18,675
Custody fees	20,336
Legal fees	3,193
Printing and shareholder reports fees	7,989
Other accrued expenses	5,498

Total liabilities	19,802,732

Net assets	$186,170,539

Net assets consist of:
Capital stock ($0.01 par value)	$273,813
Additional paid-in capital	214,683,812
Total distributable earnings (accumulated losses)	(28,787,086)

Net assets	$186,170,539

Net assets by class:
Initial Class	$68,321,474
Service Class	117,849,065

Shares outstanding:
Initial Class	10,171,126
Service Class	17,210,171

Net asset value and offering price per share:
Initial Class	$6.72
Service Class	6.85

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Interest income	$5,992,388
Net income from securities lending	132,027
Withholding taxes on foreign income	181

Total investment income	6,124,596

Expenses:
Investment management fees	515,590
Distribution and service fees:
Service Class	148,552
Transfer agent costs	1,142
Trustee and CCO fees	3,786
Audit and tax fees	19,082
Custody fees	24,548
Legal fees	6,078
Printing and shareholder reports fees	15,659
Other	9,093

Total expenses	743,530

Net investment income (loss)	5,381,066

Net realized gain (loss) on:
Investments	(5,532,032)
Foreign currency transactions	(15)

Net realized gain (loss)	(5,532,047)

Net change in unrealized appreciation (depreciation) on:
Investments	7,590,588

Net realized and change in unrealized gain (loss)	2,058,541

Net increase (decrease) in net assets resulting from operations	$7,439,607

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon High Yield Bond VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$5,381,066	$10,763,127
Net realized gain (loss)	(5,532,047)	(1,090,402)
Net change in unrealized appreciation (depreciation)	7,590,588	(36,588,540)

Net increase (decrease) in net assets resulting from operations	7,439,607	(26,915,815)

Dividends and/or distributions to shareholders:
Initial Class	—	(4,241,087)
Service Class	—	(7,276,431)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(11,517,518)

Capital share transactions:
Proceeds from shares sold:
Initial Class	3,650,152	7,044,983
Service Class	2,647,058	4,239,154

	6,297,210	11,284,137

Dividends and/or distributions reinvested:
Initial Class	—	4,241,087
Service Class	—	7,276,431

	—	11,517,518

Cost of shares redeemed:
Initial Class	(4,857,039)	(14,331,082)
Service Class	(8,937,719)	(27,757,328)

	(13,794,758)	(42,088,410)

Net increase (decrease) in net assets resulting from capital share transactions	(7,497,548)	(19,286,755)

Net increase (decrease) in net assets	(57,941)	(57,720,088)

Net assets:
Beginning of period/year	186,228,480	243,948,568

End of period/year	$186,170,539	$186,228,480

Capital share transactions - shares:
Shares issued:
Initial Class	548,646	970,941
Service Class	389,964	579,907

	938,610	1,550,848

Shares reinvested:
Initial Class	—	646,507
Service Class	—	1,084,416

	—	1,730,923

Shares redeemed:
Initial Class	(733,915)	(2,046,455)
Service Class	(1,323,498)	(3,942,939)

	(2,057,413)	(5,989,394)

Net increase (decrease) in shares outstanding:
Initial Class	(185,269)	(429,007)
Service Class	(933,534)	(2,278,616)

	(1,118,803)	(2,707,623)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon High Yield Bond VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$6.45		$7.72	$7.65	$7.78	$7.27	$7.94

Investment operations:
Net investment income (loss) (A)	0.20		0.37	0.36	0.39	0.44	0.46
Net realized and unrealized gain (loss)	0.07		(1.22)	0.13	(0.04)	0.57	(0.63)

Total investment operations	0.27		(0.85)	0.49	0.35	1.01	(0.17)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.42)	(0.42)	(0.48)	(0.50)	(0.50)

Net asset value, end of period/year	$6.72		$6.45	$7.72	$7.65	$7.78	$7.27

Total return	4.19	%(B)	(11.12)%	6.35%	5.04%	14.21%	(2.35)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$68,322		$66,793	$83,291	$96,601	$104,239	$97,618
Expenses to average net assets	0.64	%(C)	0.62%	0.62%	0.63%	0.65%	0.64%
Net investment income (loss) to average net assets	5.94	%(C)	5.35%	4.68%	5.34%	5.64%	5.96%
Portfolio turnover rate	11	%(B)	16%	36%	40%	37%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$6.58		$7.87	$7.78	$7.91	$7.38	$8.06

Investment operations:
Net investment income (loss) (A)	0.19		0.36	0.35	0.38	0.42	0.45
Net realized and unrealized gain (loss)	0.08		(1.25)	0.14	(0.05)	0.59	(0.65)

Total investment operations	0.27		(0.89)	0.49	0.33	1.01	(0.20)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.40)	(0.40)	(0.46)	(0.48)	(0.48)

Net asset value, end of period/year	$6.85		$6.58	$7.87	$7.78	$7.91	$7.38

Total return	4.10	%(B)	(11.45)%	6.25%	4.68%	13.97%	(2.71)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$117,849		$119,435	$160,658	$160,615	$166,739	$147,752
Expenses to average net assets	0.89	%(C)	0.87%	0.87%	0.88%	0.90%	0.89%
Net investment income (loss) to average net assets	5.69	%(C)	5.09%	4.42%	5.08%	5.39%	5.71%
Portfolio turnover rate	11	%(B)	16%	36%	40%	37%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon High Yield Bond VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2023 by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unfunded loan participations at June 30, 2023. Open funded loan participations and assignments at June 30, 2023, if any, are included within the Schedule of Investments.

Payment in-kind (“PIK”) securities: PIKs give the issuer the option of making interest payments in either cash or additional debt securities at each interest payment date. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty price”) and require a pro-rata adjustment from Total distributable earnings (loss) to Interest within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

PIKs held at June 30, 2023, if any, are identified within the Schedule of Investments.

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2023, if any, are identified within the Schedule of Investments.

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2023, if any, are identified within the Schedule of Investments.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2023, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$18,443,268	$—	$—	$—	$18,443,268
Warrants	2,167	—	—	—	2,167
Total Securities Lending Transactions	$18,445,435	$—	$—	$—	$18,445,435
Total Borrowings	$18,445,435	$—	$—	$—	$18,445,435

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Credit risk: If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the Portfolio or a counterparty to a financial contract with the Portfolio is unable or unwilling to meet its financial obligations, or is downgraded or perceived to be less creditworthy (whether by market participants or otherwise), or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be rapid and/or significant, particularly in certain market environments. In addition, the Portfolio may incur costs and may be hindered or delayed in enforcing its rights against an issuer, obligor or counterparty.

High-yield debt securities risk: High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or are of comparable quality. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, tend to be volatile, typically have a higher risk of default, tend to be less liquid and more difficult to value than higher grade securities, and may result in losses for the Portfolio.

Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK FACTORS (continued)

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). The UK Financial Conduct Authority and LIBOR’s administrator announced that the use of LIBOR will be phased out; most LIBOR rates are no longer published as of the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that a subset of LIBOR rates may be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $1.25 billion	0.554%
Over $1.25 billion up to $2 billion	0.544
Over $2 billion	0.520

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.70%	May 1, 2024
Service Class	0.95	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon High Yield Bond VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$19,250,426	$—	$22,136,996	$—

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$225,361,383	$1,443,545	$(24,298,890)	$(22,855,345)

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

In December 2022, FASB issued Accounting Standards Update No. 2022-06 (“ASU 2022-06”), “Reference Rate Reform (Topic 848)”. ASU 2022-06 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2022-06 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024 for all entities. Management does not expect ASU 2022-06 to have a material impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon High Yield Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon High Yield Bond VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon High Yield Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon High Yield Bond VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Sustainable Equity Income VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,014.20	$3.55	$1,021.30	$3.56	0.71%
Service Class	1,000.00	1,013.10	4.79	1,020.00	4.81	0.96

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.6%
Repurchase Agreement	1.1
Other Investment Company	0.3
Net Other Assets (Liabilities)	0.0 *
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Banks - 3.1%
Citizens Financial Group, Inc.	297,231	$7,751,785
US Bancorp	238,954	7,895,040

		15,646,825

Biotechnology - 3.3%
Gilead Sciences, Inc.	218,826	16,864,920

Capital Markets - 7.1%
CME Group, Inc.	91,024	16,865,837
Moody’s Corp.	19,720	6,857,038
State Street Corp.	166,247	12,165,956

		35,888,831

Chemicals - 2.3%
Air Products & Chemicals, Inc.	38,409	11,504,648

Commercial Services & Supplies - 3.1%
Republic Services, Inc.	104,219	15,963,224

Communications Equipment - 3.4%
Cisco Systems, Inc.	331,532	17,153,466

Consumer Staples Distribution & Retail - 1.3%
Target Corp.	51,582	6,803,666

Containers & Packaging - 1.8%
Packaging Corp. of America	69,430	9,175,869

Diversified Telecommunication Services - 1.5%
TELUS Corp. (A)	393,470	7,656,926

Electrical Equipment - 4.5%
Emerson Electric Co.	121,906	11,019,084
Schneider Electric SE, ADR	327,198	11,896,919

		22,916,003

Food Products - 2.7%
McCormick & Co., Inc.	156,714	13,670,162

Ground Transportation - 1.7%
Union Pacific Corp.	42,955	8,789,452

Health Care Equipment & Supplies - 2.0%
Medtronic PLC	115,462	10,172,202

Health Care Providers & Services - 3.7%
Elevance Health, Inc.	20,610	9,156,817
Quest Diagnostics, Inc.	66,645	9,367,621

		18,524,438

Household Products - 4.4%
Colgate-Palmolive Co.	170,659	13,147,569
Kimberly-Clark Corp.	65,728	9,074,408

		22,221,977

Independent Power & Renewable Electricity Producers - 1.8%
AES Corp.	429,551	8,904,592

Insurance - 5.6%
Cincinnati Financial Corp.	89,951	8,754,031
MetLife, Inc.	182,005	10,288,743
Progressive Corp.	70,289	9,304,155

		28,346,929

Leisure Products - 1.0%
Hasbro, Inc.	80,894	5,239,504

Machinery - 6.3%
AGCO Corp.	82,008	10,777,491
Cummins, Inc.	38,290	9,387,177
Xylem, Inc.	105,582	11,890,645

		32,055,313

	Shares	Value
COMMON STOCKS (continued)
Media - 2.9%
Omnicom Group, Inc.	157,177	$ 14,955,391

Metals & Mining - 1.9%
Steel Dynamics, Inc.	86,135	9,382,685

Pharmaceuticals - 9.0%
AstraZeneca PLC, ADR	139,380	9,975,427
Bristol-Myers Squibb Co.	232,128	14,844,585
Merck & Co., Inc.	182,072	21,009,288

		45,829,300

Professional Services - 3.9%
Automatic Data Processing, Inc.	47,936	10,535,853
RELX PLC, ADR	281,425	9,408,038

		19,943,891

Semiconductors & Semiconductor Equipment - 9.7%
Broadcom, Inc.	27,417	23,782,328
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	140,791	14,208,628
Texas Instruments, Inc.	61,392	11,051,788

		49,042,744

Software - 3.2%
Microsoft Corp.	47,926	16,320,720

Specialized REITs - 3.8%
American Tower Corp.	31,322	6,074,589
Digital Realty Trust, Inc.	53,877	6,134,974
Weyerhaeuser Co.	216,889	7,267,950

		19,477,513

Specialty Retail - 1.2%
Best Buy Co., Inc.	77,045	6,313,838

Water Utilities - 2.4%
Essential Utilities, Inc.	310,625	12,397,044

Total Common Stocks (Cost $473,339,037)		501,162,073

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (B)	1,357,020	1,357,020

Total Other Investment Company (Cost $1,357,020)		1,357,020

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 2.30% (B), dated 06/30/2023, to be repurchased at $5,604,220 on 07/03/2023. Collateralized by a U.S. Government Obligation, 0.50%, due 02/28/2026, and with a value of $5,715,242.	$5,603,146	5,603,146

Total Repurchase Agreement (Cost $5,603,146)		5,603,146

Total Investments (Cost $480,299,203)		508,122,239
Net Other Assets (Liabilities) - 0.0% (C)		25,156

Net Assets - 100.0%		$508,147,395

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$501,162,073	$—	$—	$501,162,073
Other Investment Company	1,357,020	—	—	1,357,020
Repurchase Agreement	—	5,603,146	—	5,603,146

Total Investments	$502,519,093	$5,603,146	$—	$508,122,239

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $1,320,380, collateralized by cash collateral of $1,357,020. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2023.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Sustainable Equity Income VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Investments, at value (cost $474,696,057) (including securities loaned of $1,320,380)	$502,519,093
Repurchase agreement, at value (cost $5,603,146)	5,603,146
Receivables and other assets:
Net income from securities lending	5,575
Shares of beneficial interest sold	552,920
Dividends	1,250,811
Interest	358
Prepaid expenses	2,809

Total assets	509,934,712

Liabilities:
Cash collateral received upon return of:
Securities on loan	1,357,020
Payables and other liabilities:
Shares of beneficial interest redeemed	57,463
Investment management fees	272,239
Distribution and service fees	33,949
Transfer agent costs	768
Trustee and CCO fees	1,886
Audit and tax fees	12,120
Custody fees	13,952
Legal fees	8,375
Printing and shareholder reports fees	18,118
Other accrued expenses	11,427

Total liabilities	1,787,317

Net assets	$508,147,395

Net assets consist of:
Capital stock ($0.01 par value)	$285,082
Additional paid-in capital	481,686,245
Total distributable earnings (accumulated losses)	26,176,068

Net assets	$508,147,395

Net assets by class:
Initial Class	$340,411,156
Service Class	167,736,239

Shares outstanding:
Initial Class	19,103,862
Service Class	9,404,309

Net asset value and offering price per share:
Initial Class	$17.82
Service Class	17.84

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income	$7,587,320
Interest income	61,122
Net income from securities lending	13,167
Withholding taxes on foreign income	(91,588)

Total investment income	7,570,021

Expenses:
Investment management fees	1,700,289
Distribution and service fees:
Service Class	213,931
Transfer agent costs	3,275
Trustee and CCO fees	10,336
Audit and tax fees	13,748
Custody fees	18,664
Legal fees	16,978
Printing and shareholder reports fees	42,710
Other	19,117

Total expenses	2,039,048

Net investment income (loss)	5,530,973

Net realized gain (loss) on:
Investments	(3,745,204)
Foreign currency transactions	17,139

Net realized gain (loss)	(3,728,065)

Net change in unrealized appreciation (depreciation) on:
Investments	4,520,409
Translation of assets and liabilities denominated in foreign currencies	483

Net change in unrealized appreciation (depreciation)	4,520,892

Net realized and change in unrealized gain (loss)	792,827

Net increase (decrease) in net assets resulting from operations	$6,323,800

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Sustainable Equity Income VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$5,530,973	$10,206,516
Net realized gain (loss)	(3,728,065)	(13,447,793)
Net change in unrealized appreciation (depreciation)	4,520,892	(76,482,849)

Net increase (decrease) in net assets resulting from operations	6,323,800	(79,724,126)

Dividends and/or distributions to shareholders:
Initial Class	—	(21,453,565)
Service Class	—	(10,448,327)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(31,901,892)

Capital share transactions:
Proceeds from shares sold:
Initial Class	7,021,147	12,082,430
Service Class	3,987,533	7,472,338

	11,008,680	19,554,768

Dividends and/or distributions reinvested:
Initial Class	—	21,453,565
Service Class	—	10,448,327

	—	31,901,892

Cost of shares redeemed:
Initial Class	(36,290,629)	(43,361,371)
Service Class	(16,436,216)	(36,366,470)

	(52,726,845)	(79,727,841)

Net increase (decrease) in net assets resulting from capital share transactions	(41,718,165)	(28,271,181)

Net increase (decrease) in net assets	(35,394,365)	(139,897,199)

Net assets:
Beginning of period/year	543,541,760	683,438,959

End of period/year	$508,147,395	$543,541,760

Capital share transactions - shares:
Shares issued:
Initial Class	414,071	667,536
Service Class	226,683	402,199

	640,754	1,069,735

Shares reinvested:
Initial Class	—	1,228,023
Service Class	—	596,366

	—	1,824,389

Shares redeemed:
Initial Class	(2,105,584)	(2,341,527)
Service Class	(942,760)	(1,999,561)

	(3,048,344)	(4,341,088)

Net increase (decrease) in shares outstanding:
Initial Class	(1,691,513)	(445,968)
Service Class	(716,077)	(1,000,996)

	(2,407,590)	(1,446,964)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Sustainable Equity Income VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$17.57		$21.11	$17.60	$22.57	$22.22	$25.65

Investment operations:
Net investment income (loss) (A)	0.19		0.34	0.34	0.43	0.57	0.57
Net realized and unrealized gain (loss)	0.06		(2.80)	3.60	(2.48)	4.29	(3.45)

Total investment operations	0.25		(2.46)	3.94	(2.05)	4.86	(2.88)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.41)	(0.43)	(0.58)	(0.63)	(0.55)
Net realized gains	—		(0.67)	—	(2.34)	(3.88)	—

Total dividends and/or distributions to shareholders	—		(1.08)	(0.43)	(2.92)	(4.51)	(0.55)

Net asset value, end of period/year	$17.82		$17.57	$21.11	$17.60	$22.57	$22.22

Total return	1.42	%(B)	(11.63)%	22.42%	(7.35)%	23.91%	(11.50)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$340,411		$365,350	$448,361	$440,332	$564,788	$523,815
Expenses to average net assets	0.71	%(C)	0.69%	0.69%	0.74%	0.72%	0.71%
Net investment income (loss) to average net assets	2.23	%(C)	1.86%	1.70%	2.40%	2.43%	2.26%
Portfolio turnover rate	5	%(B)	22%	23%	135%	61%	29%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$17.61		$21.14	$17.63	$22.59	$22.23	$25.65

Investment operations:
Net investment income (loss) (A)	0.17		0.30	0.29	0.38	0.51	0.50
Net realized and unrealized gain (loss)	0.06		(2.81)	3.60	(2.47)	4.29	(3.43)

Total investment operations	0.23		(2.51)	3.89	(2.09)	4.80	(2.93)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.35)	(0.38)	(0.53)	(0.56)	(0.49)
Net realized gains	—		(0.67)	—	(2.34)	(3.88)	—

Total dividends and/or distributions to shareholders	—		(1.02)	(0.38)	(2.87)	(4.44)	(0.49)

Net asset value, end of period/year	$17.84		$17.61	$21.14	$17.63	$22.59	$22.23

Total return	1.31	%(B)	(11.84)%	22.12%	(7.59)%	23.57%	(11.69)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$167,736		$178,192	$235,078	$225,731	$255,061	$223,450
Expenses to average net assets	0.96	%(C)	0.94%	0.94%	0.99%	0.97%	0.96%
Net investment income (loss) to average net assets	1.98	%(C)	1.61%	1.45%	2.16%	2.17%	2.01%
Portfolio turnover rate	5	%(B)	22%	23%	135%	61%	29%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon Sustainable Equity Income VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2023 by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2023, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$1,357,020	$—	$—	$—	$1,357,020
Total Borrowings	$1,357,020	$—	$—	$—	$1,357,020

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Dividend paying stock risk: There can be no assurance that the issuers of the stocks held by the Portfolio will pay dividends in the future or that, if dividends are paid, they will not decrease. The Portfolio’s emphasis on dividend paying stocks could cause the Portfolio’s share price and total return to fluctuate more than, or cause the Portfolio to underperform, similar portfolios that invest without

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK FACTORS (continued)

consideration of an issuer’s track record of paying dividends or ability to pay dividends in the future. Dividend-paying stocks tend to go through cycles of over- or under-performing the stock market in general.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

Sustainability investing risk: Applying sustainability criteria to the sub-adviser’s investment analysis for the Portfolio may impact the sub-adviser’s investment decisions as to securities of certain issuers and, therefore, the Portfolio may forgo some investment opportunities available to funds that do not apply sustainability investing principals or that apply different sustainability criteria. Applying sustainability criteria may impact the Portfolio’s exposure to risks associated with certain issuers, asset classes, industries and sectors, which may impact the Portfolio’s investment performance. The relevance and weightings of sustainability criteria to the sub-adviser’s investment process may vary significantly across issuers, asset classes, industries and sectors. Securities of companies meeting the sub-adviser’s sustainability criteria at the time of investment may shift into and out of favor depending on market and economic conditions, and a company’s sustainability practices, or the sub-adviser’s assessment of such practices, may change over time. The Portfolio’s performance may at times be better or worse than the performance of similar funds that do not utilize sustainability investing principals or that apply different sustainability criteria. “Sustainability” is not a uniformly defined characteristic and applying sustainability criteria involves subjective assessments. There may be significant differences in views in what constitutes positive or negative sustainability characteristics of a company. The sub-adviser’s sustainability assessment of a company may differ from that of other funds or investors. The Portfolio’s investments may include securities of issuers that derive revenue from non-sustainable activities. Sustainability ratings and assessments of issuers can vary across third party data providers, and sustainability data may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s sustainability characteristics. Data inputs may include information self-reported by companies or from third party data providers. Regulation of sustainability investing in the U.S. and abroad is evolving. Regulatory change regarding the definition and/or use of sustainability criteria could have a material adverse effect on the Portfolio’s ability to invest in accordance with its sustainability strategy.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

With respect to the Portfolio TAM has entered into a sub-advisory agreement with Aegon Asset Management UK plc (“AAM UK”), a wholly-owned subsidiary of Aegon NV. AAM UK provides day-to-day portfolio management services to the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $500 million	0.663%
Over $500 million up to $1 billion	0.580
Over $1 billion up to $1.5 billion	0.550
Over $1.5 billion	0.530

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.73%	May 1, 2024
Service Class	0.98	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Sustainable Equity Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$23,395,217	$—	$60,491,570	$—

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$480,299,203	$64,388,525	$(36,565,489)	$27,823,036

10. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Sustainable Equity Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon Sustainable Equity Income VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Aegon Asset Management UK plc (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Sustainable Equity Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on December 1, 2020 pursuant to its current investment strategies. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2023.

Management Fee and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon Sustainable Equity Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM and its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon U.S. Government Securities VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,014.60	$3.00	$1,021.80	$3.01	0.60%
Service Class	1,000.00	1,014.00	4.24	1,020.60	4.26	0.85

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Government Obligations	54.5%
U.S. Government Agency Obligations	28.2
Repurchase Agreements	12.7
Corporate Debt Securities	4.3
Other Investment Company	4.2
Mortgage-Backed Securities	3.1
Asset-Backed Securities	1.3
Municipal Government Obligation	0.1
Net Other Assets (Liabilities) ^	(8.4)
Total	100.0%

Portfolio Characteristics	Years
Average Maturity §	7.08
Duration †	6.16

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	82.7%
AAA	16.8
AA	1.8
A	1.4
BBB	1.4
Not Rated	4.3
Net Other Assets (Liabilities) ^	(8.4)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 1.3%
Access to Loans for Learning Student Loan Corp. Series 2012-1, Class A, 1-Month LIBOR + 0.70%, 5.85% (A), 07/25/2036	$1,559,536	$1,532,753
Edsouth Indenture No. 3 LLC Series 2012-2, Class A, 1-Month LIBOR + 0.73%, 5.88% (A), 04/25/2039 (B)	519,878	514,962
SLM Student Loan Trust Series 2006-2, Class A6, 3-Month LIBOR + 0.17%, 5.43% (A), 01/25/2041	2,555,105	2,451,480

Total Asset-Backed Securities (Cost $4,495,926)		4,499,195

CORPORATE DEBT SECURITIES - 4.3%
Banks - 0.3%
Bank of America Corp. Fixed until 02/13/2030, 2.50% (A), 02/13/2031	1,500,000	1,255,150

Capital Markets - 0.8%
Goldman Sachs Group, Inc. 4.00%, 03/03/2024	1,645,000	1,623,849
Morgan Stanley Fixed until 01/22/2030, 2.70% (A), 01/22/2031	1,500,000	1,275,422

		2,899,271

Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc. 4.02%, 12/03/2029	1,000,000	933,950

Electric Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. 3.35%, 04/01/2030	1,000,000	908,123

Financial Services - 1.4%
Portmarnock Leasing LLC 1.74%, 10/22/2024	409,214	398,069
Private Export Funding Corp. 0.55%, 07/30/2024 (B)	5,000,000	4,722,094

		5,120,163

Food Products - 0.1%
Cargill, Inc. 5.13%, 10/11/2032 (B)	511,000	515,366

Health Care Equipment & Supplies - 0.1%
Abbott Laboratories 3.40%, 11/30/2023	184,000	182,367

Health Care Providers & Services - 0.4%
Humana, Inc. 4.88%, 04/01/2030	1,500,000	1,469,162

Media - 0.3%
Comcast Corp. 3.40%, 04/01/2030	1,000,000	918,018

Specialty Retail - 0.3%
Lowe’s Cos., Inc. 4.50%, 04/15/2030	1,000,000	972,014

Total Corporate Debt Securities (Cost $16,194,630)		15,173,584

	Principal	Value
MORTGAGE-BACKED SECURITIES - 3.1%
COMM Mortgage Trust Series 2012-CR4, Class A3, 2.85%, 10/15/2045	$ 84,389	$ 78,482
Eleven Madison Mortgage Trust Series 2015-11MD, Class A, 3.67% (A), 09/10/2035 (B)	5,000,000	4,448,864
GS Mortgage Securities Trust Series 2014-GC18, Class A4, 4.07%, 01/10/2047	3,000,000	2,957,832
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11, Class A4, 4.28% (A), 08/15/2046	3,500,000	3,487,471

Total Mortgage-Backed Securities (Cost $11,892,360)		10,972,649

MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
Vermont - 0.1%
Vermont Student Assistance Corp., Revenue Bonds, 1-Month LIBOR + 0.70%, 5.88% (A), 07/28/2034	540,439	540,233

Total Municipal Government Obligation (Cost $540,439)		540,233

U.S. GOVERNMENT AGENCY OBLIGATIONS - 28.2%
Federal Farm Credit Banks Funding Corp. 2.04%, 09/24/2029	10,000,000	8,794,345
Federal Home Loan Banks
2.38%, 03/14/2025	25,000,000	23,884,709
4.75%, 12/10/2032	5,000,000	5,125,848
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.01%, 07/25/2025	5,000,000	4,788,285
3.19% (A), 09/25/2027	4,070,000	3,837,204
Federal National Mortgage Association
0.88%, 08/05/2030 (C)	8,300,000	6,669,229
1.90%, 01/25/2036	5,000,000	3,671,973
2.63%, 09/06/2024 (C)	4,000,000	3,880,964
2.88%, 09/12/2023 (C)	2,000,000	1,989,697
Government National Mortgage Association
3.89% (A), 09/20/2061	167,400	163,232
4.26% (A), 06/20/2062	215,205	208,167
4.63% (A), 07/20/2061	9,431	8,880
4.70% (A), 10/20/2061 - 12/20/2061	12,563	11,969
Tennessee Valley Authority
1.50%, 09/15/2031	5,000,000	4,038,905
2.88%, 02/01/2027 (C)	6,000,000	5,641,233
3.50%, 12/15/2042	5,000,000	4,181,786
4.88%, 01/15/2048	5,000,000	5,057,236
Uniform Mortgage-Backed Security
4.50%, TBA (D)	13,000,000	12,502,851
5.50%, TBA (D)	5,000,000	4,977,930

Total U.S. Government Agency Obligations (Cost $106,972,295)		99,434,443

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 54.5%
U.S. Treasury - 54.5%
U.S. Treasury Bonds
1.13%, 05/15/2040	$ 6,000,000	$ 3,882,187
1.88%, 02/15/2051	14,980,000	9,901,429
2.00%, 02/15/2050	6,600,000	4,515,586
2.25%, 02/15/2052	2,000,000	1,442,813
2.38%, 02/15/2042	7,500,000	5,828,906
2.50%, 02/15/2045 - 05/15/2046	4,000,000	3,074,961
2.88%, 11/15/2046 - 05/15/2052	4,400,000	3,630,970
3.00%, 05/15/2042 - 08/15/2052	11,519,000	9,762,519
3.38%, 08/15/2042 - 11/15/2048	2,500,000	2,263,457
3.50%, 02/15/2039	1,414,500	1,353,500
3.63%, 08/15/2043	1,814,000	1,699,916
U.S. Treasury Notes
0.38%, 11/30/2025	5,000,000	4,512,500
0.63%, 12/31/2027	2,000,000	1,708,438
1.25%, 11/30/2026	25,000,000	22,517,578
1.75%, 01/31/2029	10,000,000	8,836,719
1.88%, 02/28/2027 - 02/15/2032	14,400,000	12,930,093
2.25%, 03/31/2024	5,000,000	4,882,617
2.38%, 03/31/2029	10,000,000	9,126,562
2.50%, 04/30/2024 - 03/31/2027	30,000,000	29,074,023
2.63%, 05/31/2027	5,000,000	4,696,289
2.75%, 08/15/2032	10,000,000	9,162,109
2.88%, 05/15/2032	3,000,000	2,780,156
3.00%, 06/30/2024 - 07/15/2025	10,000,000	9,699,805
3.13%, 08/31/2027	5,000,000	4,780,273
3.25%, 06/30/2027 - 06/30/2029	6,000,000	5,753,438
3.88%, 12/31/2027	6,825,000	6,727,157
4.13%, 10/31/2027 - 11/15/2032	7,807,000	7,784,774

Total U.S. Government Obligations (Cost $213,298,039)		192,328,775

	Shares	Value
OTHER INVESTMENT COMPANY - 4.2%
Securities Lending Collateral - 4.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (E)	14,666,304	$ 14,666,304

Total Other Investment Company (Cost $14,666,304)		14,666,304

	Principal	Value
REPURCHASE AGREEMENTS - 12.7%
Barclays Capital, Inc., 5.05% (E), dated 06/30/2023, to be repurchased at $44,018,517 on 07/03/2023. Collateralized by U.S. Government Agency Obligations, 2.00% - 6.00%, due 12/01/2032 - 06/01/2053, and with a total value of $44,707,550.	$44,000,000	44,000,000
Fixed Income Clearing Corp., 2.30% (E), dated 06/30/2023, to be repurchased at $823,882 on 07/03/2023. Collateralized by a U.S. Government Obligation, 0.50%, due 02/28/2026, and with a value of $840,273.	823,724	823,724

Total Repurchase Agreements (Cost $44,823,724)		44,823,724

Total Investments (Cost $412,883,717)		382,438,907
Net Other Assets (Liabilities) - (8.4)%		(29,713,878)

Net Assets - 100.0%		$352,725,029

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	42	09/29/2023	$8,614,030	$8,540,438	$—	$(73,592)
5-Year U.S. Treasury Notes	249	09/29/2023	27,100,388	26,666,343	—	(434,045)
10-Year U.S. Treasury Notes	51	09/20/2023	5,818,901	5,725,547	—	(93,354)
30-Year U.S. Treasury Bonds	39	09/20/2023	4,965,633	4,949,344	—	(16,289)
U.S. Treasury Ultra Bonds	50	09/20/2023	6,723,172	6,810,938	87,766	—

Total					$87,766	$(617,280)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Notes	(31)	09/20/2023	$(3,706,365)	$(3,671,563)	$34,802	$—

Total Futures Contracts					$122,568	$(617,280)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$4,499,195	$—	$4,499,195
Corporate Debt Securities	—	15,173,584	—	15,173,584
Mortgage-Backed Securities	—	10,972,649	—	10,972,649
Municipal Government Obligation	—	540,233	—	540,233
U.S. Government Agency Obligations	—	99,434,443	—	99,434,443
U.S. Government Obligations	—	192,328,775	—	192,328,775
Other Investment Company	14,666,304	—	—	14,666,304
Repurchase Agreements	—	44,823,724	—	44,823,724

Total Investments	$14,666,304	$367,772,603	$—	$382,438,907

Other Financial Instruments
Futures Contracts (G)	$122,568	$—	$—	$122,568

Total Other Financial Instruments	$122,568	$—	$—	$122,568

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(617,280)	$—	$—	$(617,280)

Total Other Financial Instruments	$(617,280)	$—	$—	$(617,280)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the total value of 144A securities is $10,201,286, representing 2.9% of the Portfolio’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $14,373,619, collateralized by cash collateral of $14,666,304. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	Rates disclosed reflect the yields at June 30, 2023.
(F)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon U.S. Government Securities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Investments, at value (cost $368,059,993) (including securities loaned of $14,373,619)	$337,615,183
Repurchase agreement, at value (cost $44,823,724)	44,823,724
Cash collateral pledged at broker for:
TBA commitments	263,000
Futures contracts	890,435
Receivables and other assets:
Net income from securities lending	3,121
Shares of beneficial interest sold	48,550
Interest	1,980,385
Variation margin receivable on futures contracts	91,105
Prepaid expenses	1,969

Total assets	385,717,472

Liabilities:
Cash collateral received upon return of:
Securities on loan	14,666,304
Payables and other liabilities:
Investments purchased	290
When-issued, delayed-delivery, forward and TBA commitments purchased	17,590,815
Shares of beneficial interest redeemed	447,536
Investment management fees	162,245
Distribution and service fees	60,741
Transfer agent costs	519
Trustee and CCO fees	1,537
Audit and tax fees	16,863
Custody fees	22,480
Legal fees	4,874
Printing and shareholder reports fees	10,396
Other accrued expenses	7,843

Total liabilities	32,992,443

Net assets	$352,725,029

Net assets consist of:
Capital stock ($0.01 par value)	$377,882
Additional paid-in capital	390,571,677
Total distributable earnings (accumulated losses)	(38,224,530)

Net assets	$352,725,029

Net assets by class:
Initial Class	$62,897,326
Service Class	289,827,703

Shares outstanding:
Initial Class	6,941,554
Service Class	30,846,665

Net asset value and offering price per share:
Initial Class	$9.06
Service Class	9.40

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Interest income	$5,247,690
Net income from securities lending	35,218

Total investment income	5,282,908

Expenses:
Investment management fees	1,001,703
Distribution and service fees:
Service Class	375,455
Transfer agent costs	2,255
Trustee and CCO fees	8,824
Audit and tax fees	17,762
Custody fees	22,202
Legal fees	10,852
Printing and shareholder reports fees	15,885
Other	15,233

Total expenses	1,470,171

Net investment income (loss)	3,812,737

Net realized gain (loss) on:
Investments	(2,921,173)
Futures contracts	(313,921)

Net realized gain (loss)	(3,235,094)

Net change in unrealized appreciation (depreciation) on:
Investments	5,103,590
Futures contracts	(278,935)

Net change in unrealized appreciation (depreciation)	4,824,655

Net realized and change in unrealized gain (loss)	1,589,561

Net increase (decrease) in net assets resulting from operations	$5,402,298

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon U.S. Government Securities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$3,812,737	$4,987,853
Net realized gain (loss)	(3,235,094)	(8,690,422)
Net change in unrealized appreciation (depreciation)	4,824,655	(42,335,439)

Net increase (decrease) in net assets resulting from operations	5,402,298	(46,038,008)

Dividends and/or distributions to shareholders:
Initial Class	—	(747,165)
Service Class	—	(2,366,739)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(3,113,904)

Capital share transactions:
Proceeds from shares sold:
Initial Class	5,330,090	10,377,743
Service Class	24,691,757	206,169,114

	30,021,847	216,546,857

Dividends and/or distributions reinvested:
Initial Class	—	747,165
Service Class	—	2,366,739

	—	3,113,904

Cost of shares redeemed:
Initial Class	(6,824,085)	(18,535,115)
Service Class	(53,208,548)	(81,872,492)

	(60,032,633)	(100,407,607)

Net increase (decrease) in net assets resulting from capital share transactions	(30,010,786)	119,253,154

Net increase (decrease) in net assets	(24,608,488)	70,101,242

Net assets:
Beginning of period/year	377,333,517	307,232,275

End of period/year	$352,725,029	$377,333,517

Capital share transactions - shares:
Shares issued:
Initial Class	589,279	1,085,693
Service Class	2,616,959	21,155,009

	3,206,238	22,240,702

Shares reinvested:
Initial Class	—	80,862
Service Class	—	246,535

	—	327,397

Shares redeemed:
Initial Class	(748,569)	(1,954,597)
Service Class	(5,615,104)	(8,466,707)

	(6,363,673)	(10,421,304)

Net increase (decrease) in shares outstanding:
Initial Class	(159,290)	(788,042)
Service Class	(2,998,145)	12,934,837

	(3,157,435)	12,146,795

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon U.S. Government Securities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$8.93		$10.38	$11.69	$10.92	$10.45	$10.75

Investment operations:
Net investment income (loss) (A)	0.10		0.15	0.12	0.15	0.21	0.17
Net realized and unrealized gain (loss)	0.03		(1.50)	(0.39)	0.83	0.48	(0.15)

Total investment operations	0.13		(1.35)	(0.27)	0.98	0.69	0.02

Dividends and/or distributions to shareholders:
Net investment income	—		(0.10)	(0.25)	(0.20)	(0.22)	(0.32)
Net realized gains	—		—	(0.79)	(0.01)	—	—

Total dividends and/or distributions to shareholders	—		(0.10)	(1.04)	(0.21)	(0.22)	(0.32)

Net asset value, end of period/year	$9.06		$8.93	$10.38	$11.69	$10.92	$10.45

Total return	1.46	%(B)	(13.03)%	(2.39)%	8.97%	6.60%	0.26%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$62,897		$63,432	$81,905	$105,166	$80,042	$78,801
Expenses to average net assets	0.60	%(C)	0.59%	0.60%	0.59%	0.61%	0.62%
Net investment income (loss) to average net assets	2.30	%(C)	1.56%	1.06%	1.32%	1.92%	1.60%
Portfolio turnover rate	9	%(B)	9%	29%	128%	44%	85%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$9.27		$10.78	$12.07	$11.28	$10.79	$11.07

Investment operations:
Net investment income (loss) (A)	0.10		0.13	0.09	0.13	0.19	0.15
Net realized and unrealized gain (loss)	0.03		(1.56)	(0.39)	0.84	0.50	(0.15)

Total investment operations	0.13		(1.43)	(0.30)	0.97	0.69	—

Dividends and/or distributions to shareholders:
Net investment income	—		(0.08)	(0.20)	(0.17)	(0.20)	(0.28)
Net realized gains	—		—	(0.79)	(0.01)	—	—

Total dividends and/or distributions to shareholders	—		(0.08)	(0.99)	(0.18)	(0.20)	(0.28)

Net asset value, end of period/year	$9.40		$9.27	$10.78	$12.07	$11.28	$10.79

Total return	1.40	%(B)	(13.30)%	(2.53)%	8.66%	6.35%	0.01%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$289,828		$313,902	$225,327	$321,870	$234,467	$398,566
Expenses to average net assets	0.85	%(C)	0.84%	0.85%	0.84%	0.86%	0.87%
Net investment income (loss) to average net assets	2.05	%(C)	1.37%	0.81%	1.04%	1.67%	1.37%
Portfolio turnover rate	9	%(B)	9%	29%	128%	44%	85%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Aegon U.S. Government Securities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2023 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2023, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
U.S. Government Agency Obligations	$14,666,304	$—	$—	$—	$14,666,304
Total Borrowings	$14,666,304	$—	$—	$—	$14,666,304

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Open futures contracts at June 30, 2023, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2023.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$122,568	$—	$—	$—	$—	$122,568
Total	$122,568	$—	$—	$—	$—	$122,568

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(617,280)	$—	$—	$—	$—	$(617,280)
Total	$(617,280)	$—	$—	$—	$—	$(617,280)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2023.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(313,921)	$—	$—	$—	$—	$(313,921)
Total	$(313,921)	$—	$—	$—	$—	$(313,921)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(278,935)	$—	$—	$—	$—	$(278,935)
Total	$(278,935)	$—	$—	$—	$—	$(278,935)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2023.

Futures contracts:
Average notional value of contracts — long	$40,659,769
Average notional value of contracts — short	(9,364,953)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). The UK Financial Conduct Authority and LIBOR’s administrator announced that the use of LIBOR will be phased out; most LIBOR rates are no longer published as of the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that a subset of LIBOR rates may be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. RISK FACTORS (continued)

U.S. government and agency obligations risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. government generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies. A security backed by the “full faith and credit” of the U.S. government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $500 million	0.55%
Over $500 million up to $1.5 billion	0.51
Over $1.5 billion	0.50

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.63%	May 1, 2024
Service Class	0.88	May 1, 2024

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ —	$ 29,990,721	$ 9,334,048	$ 67,385,752

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon U.S. Government Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 412,883,717	$ 211,390	$ (31,150,912)	$ (30,939,522)

11. NEW ACCOUNTING PRONOUNCEMENT

In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-06 (“ASU 2022-06”), “Reference Rate Reform (Topic 848)”. ASU 2022-06 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2022-06 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024 for all entities. Management does not expect ASU 2022-06 to have a material impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon U.S. Government Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Aegon U.S. Government Securities VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Aegon USA Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon U.S. Government Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2023.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees and TAM agreed upon a reduction to the Portfolio’s management fee schedule. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Aegon U.S. Government Securities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that information about the Sub-Adviser’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and the Sub-Adviser in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica American Funds Managed Risk VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,045.80	$4.11	$1,020.80	$4.06	0.81%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Mixed Allocation Fund	98.1%
Repurchase Agreement	2.0
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica American Funds Managed Risk VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 98.1%
U.S. Mixed Allocation Fund - 98.1%
American Funds Insurance Series - Asset Allocation Fund	38,778,890	$881,831,962

Total Investment Company (Cost $893,530,137)		881,831,962

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 2.30% (A), dated 06/30/2023, to be repurchased at $18,040,128 on 07/03/2023. Collateralized by a U.S. Government Obligation, 4.63%, due 03/15/2026, and with a value of $18,397,480.	$18,036,671	18,036,671

Total Repurchase Agreement (Cost $18,036,671)		18,036,671

Total Investments (Cost $911,566,808)		899,868,633
Net Other Assets (Liabilities) - (0.1)%		(614,626)

Net Assets - 100.0%		$899,254,007

FUTURES CONTRACTS:

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
EUR Currency	(1)	09/18/2023	$(135,755)	$(136,913)	$—	$(1,158)
EURO STOXX 50® Index	(1)	09/15/2023	(47,657)	(48,307)	—	(650)
FTSE 100 Index	(1)	09/15/2023	(96,475)	(95,777)	698	—
GBP Currency	(1)	09/18/2023	(78,637)	(79,369)	—	(732)
MSCI Emerging Markets Index	(1)	09/15/2023	(50,424)	(49,895)	529	—
S&P 500® E-Mini Index	(8)	09/15/2023	(1,738,377)	(1,795,300)	—	(56,923)
S&P MidCap 400® E-Mini Index	(1)	09/15/2023	(258,224)	(264,410)	—	(6,186)

Total Futures Contracts					$1,227	$(65,649)

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$881,831,962	$—	$—	$881,831,962
Repurchase Agreement	—	18,036,671	—	18,036,671

Total Investments	$881,831,962	$18,036,671	$—	$899,868,633

Other Financial Instruments
Futures Contracts (C)	$1,227	$—	$—	$1,227

Total Other Financial Instruments	$1,227	$—	$—	$1,227

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica American Funds Managed Risk VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
LIABILITIES
Other Financial Instruments
Futures Contracts (C)	$(65,649)	$—	$—	$(65,649)

Total Other Financial Instruments	$(65,649)	$—	$—	$(65,649)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rate disclosed reflects the yield at June 30, 2023.
(B)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(C)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling

PORTFOLIO ABBREVIATIONS:

FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica American Funds Managed Risk VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Unaffiliated investments, at value (cost $893,530,137)	$881,831,962
Repurchase agreement, at value (cost $18,036,671)	18,036,671
Cash collateral pledged at broker for:
Futures contracts	118,791
Receivables and other assets:
Shares of beneficial interest sold	257,332
Interest	1,152
Prepaid expenses	4,606

Total assets	900,250,514

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	15,541
Investment management fees	387,256
Distribution and service fees	182,668
Transfer agent costs	1,199
Trustee and CCO fees	3,072
Audit and tax fees	12,033
Custody fees	32,436
Legal fees	14,247
Printing and shareholder reports fees	301,788
Other accrued expenses	16,219
Variation margin payable on futures contracts	30,048

Total liabilities	996,507

Net assets	$899,254,007

Net assets consist of:
Capital stock ($0.01 par value)	$742,647
Additional paid-in capital	754,147,897
Total distributable earnings (accumulated losses)	144,363,463

Net assets	$899,254,007

Shares outstanding	74,264,669

Net asset value and offering price per share	$12.11

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$4,381,355
Interest income from unaffiliated investments	430,478

Total investment income	4,811,833

Expenses:
Investment management fees	2,339,065
Distribution and service fees	1,103,333
Transfer agent costs	5,449
Trustee and CCO fees	17,318
Audit and tax fees	14,734
Custody fees	33,278
Legal fees	28,293
Other	24,804

Total expenses	3,566,274

Net investment income (loss)	1,245,559

Net realized gain (loss) on:
Unaffiliated investments	976,913
Capital gain distributions received from unaffiliated investment companies	32,969,602
Futures contracts	(9,398,535)

Net realized gain (loss)	24,547,980

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	20,515,555
Futures contracts	(6,886,529)
Translation of assets and liabilities denominated in foreign currencies	(10,582)

Net change in unrealized appreciation (depreciation)	13,618,444

Net realized and change in unrealized gain (loss)	38,166,424

Net increase (decrease) in net assets resulting from operations	$39,411,983

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica American Funds Managed Risk VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$1,245,559	$19,041,282
Net realized gain (loss)	24,547,980	114,941,254
Net change in unrealized appreciation (depreciation)	13,618,444	(258,436,936)

Net increase (decrease) in net assets resulting from operations	39,411,983	(124,454,400)

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(18,580,987)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(18,580,987)

Capital share transactions:
Proceeds from shares sold	1,168,312	9,394,081
Dividends and/or distributions reinvested	—	18,580,987
Cost of shares redeemed	(41,871,057)	(91,185,248)

Net increase (decrease) in net assets resulting from capital share transactions	(40,702,745)	(63,210,180)

Net increase (decrease) in net assets	(1,290,762)	(206,245,567)

Net assets:
Beginning of period/year	900,544,769	1,106,790,336

End of period/year	$899,254,007	$900,544,769

Capital share transactions - shares:
Shares issued	99,270	789,828
Shares reinvested	—	1,603,191
Shares redeemed	(3,575,431)	(7,623,284)

Net increase (decrease) in shares outstanding	(3,476,161)	(5,230,265)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$11.58		$13.34	$11.90	$11.91	$10.48	$11.59

Investment operations:
Net investment income (loss) (A)	0.02		0.24	0.17	0.11	0.15	0.17
Net realized and unrealized gain (loss)	0.51		(1.77)	1.38	0.37	1.69	(0.81)

Total investment operations	0.53		(1.53)	1.55	0.48	1.84	(0.64)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.18)	(0.11)	(0.14)	(0.14)	(0.10)
Net realized gains	—		(0.05)	—	(0.35)	(0.27)	(0.37)

Total dividends and/or distributions to shareholders	—		(0.23)	(0.11)	(0.49)	(0.41)	(0.47)

Net asset value, end of period/year	$12.11		$11.58	$13.34	$11.90	$11.91	$10.48

Total return	4.58	%(B)	(11.42)%	13.08%	4.29%	17.81%	(5.82)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$899,254		$900,545	$1,106,790	$1,061,238	$1,015,698	$781,007
Expenses to average net assets (C)	0.81	%(D)	0.81%	0.82%	0.84%	0.83%	0.84%
Net investment income (loss) to average net assets	0.28	%(D)	1.99%	1.32%	0.96%	1.37%	1.46%
Portfolio turnover rate	—	%(B)	—%	—%	9%	2%	—%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica American Funds Managed Risk VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2023 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2023, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2023.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$1,227	$—	$—	$1,227
Total	$—	$—	$1,227	$—	$—	$1,227

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$(1,890)	$(63,759)	$—	$—	$(65,649)
Total	$—	$(1,890)	$(63,759)	$—	$—	$(65,649)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2023.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$(121,161)	$(9,277,374)	$—	$—	$(9,398,535)
Total	$—	$(121,161)	$(9,277,374)	$—	$—	$(9,398,535)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$(66,816)	$(6,819,713)	$—	$—	$(6,886,529)
Total	$—	$(66,816)	$(6,819,713)	$—	$—	$(6,886,529)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2023.

Futures contracts:
Average notional value of contracts – short	$(115,283,058)

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs at the Portfolio and/or underlying ETF level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK FACTORS (continued)

under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Underlying Portfolio’s asset allocation and reallocation from time to time. These actions may be unsuccessful in maximizing return and/or avoiding investment losses.

Non-diversification risk: As a “non-diversified” Portfolio, the Portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to negative events affecting those issuers.

7. INVESTMENT CONCENTRATION

Throughout the period, the Portfolio can have investments that account for a significant percentage of the Portfolio’s total assets. As of June 30, 2023, the most recent financial statements are included within this report for the following investments:

Investment	Percentage of Total Assets
American Funds Insurance Series – Asset Allocation Fund	97.95%

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $2 billion	0.53%
Over $2 billion up to $4 billion	0.52
Over $4 billion up to $6 billion	0.50
Over $6 billion up to $8 billion	0.49
Over $8 billion up to $10 billion	0.48
Over $10 billion	0.46

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.85%	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding in-kind transactions and short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ —	$ 22,019,297

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica American Funds Managed Risk VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 911,566,808	$ 1,227	$ (11,763,824)	$ (11,762,597)

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica American Funds Managed Risk VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica American Funds Managed Risk VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limit, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica American Funds Managed Risk VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and in line with the median for the past 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3- and 5-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica American Funds Managed Risk VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

American Funds Insurance Series® Semi-annual report for the six months ended June 30, 2023 Investing in global companies for the long term

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the underlying funds in certain market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for the American Funds Insurance Series for the periods ended June 30, 2023, are shown on the following pages, as well as results of the funds’ benchmarks.

For additional information about the series, its investment results, holdings and portfolio managers, refer to capitalgroup.com/afis. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors	112	Asset Allocation Fund

2	Results at a glance	144	American Funds Global Balanced Fund

	Investment portfolios

28	Global Growth Fund	162	The Bond Fund of America®

32	Global Small Capitalization Fund	196	Capital World Bond Fund®

39	Growth Fund	217	American High-Income Trust®

46	International Fund	236	American Funds Mortgage Fund®

51	New World Fund®	244	Ultra-Short Bond Fund

65	Washington Mutual Investors Fund	246	U.S. Government Securities Fund®

70	Capital World Growth and Income Fund®	258	Managed Risk Growth Fund

78	Growth-Income Fund	260	Managed Risk International Fund

84	International Growth and Income Fund	262	Managed Risk Washington Mutual Investors Fund

91	Capital Income Builder®	264	Managed Risk Growth-Income Fund

		266	Managed Risk Asset Allocation Fund

		268	Financial statements

American Funds Insurance Series	1

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Results at a glance

For periods ended June 30, 2023, with all distributions reinvested

	Inception	Cumulative total returns		Average annual total returns
Class 1 shares	date	6 months	1 year	5 years	10 years	Lifetime
Global Growth Fund	4/30/97	15.37%	20.63%	9.76%	11.20	9.98%
MSCI All Country World Index (ACWI)[1]		13.93	16.53	8.10	8.75	6.59
Global Small Capitalization Fund	4/30/98	11.56	15.84	4.39	7.34	8.69
MSCI All Country World Small Cap Index[1]		8.02	13.02	4.53	7.62	7.43
Growth Fund	2/8/84	25.02	25.10	14.32	15.36	13.12
S&P 500 Index[2]		16.89	19.59	12.31	12.86	11.44
International Fund	5/1/90	12.49	15.34	1.59	5.06	7.34
MSCI All Country World Index (ACWI) ex USA[1]		9.47	12.72	3.52	4.75	5.49
New World Fund	6/17/99	11.97	14.71	5.76	5.96	7.79
MSCI All Country World Index (ACWI)[1]		13.93	16.53	8.10	8.75	5.47
Washington Mutual Investors Fund	7/5/01	7.89	13.59	8.91	10.90	7.18
S&P 500 Index[2]		16.89	19.59	12.31	12.86	8.15
Capital World Growth and Income Fund	5/1/06	12.54	18.35	7.02	8.53	6.95
MSCI All Country World Index (ACWI)[1]		13.93	16.53	8.10	8.75	6.24
Growth-Income Fund	2/8/84	14.84	19.70	9.72	12.11	11.26
S&P 500 Index[2]		16.89	19.59	12.31	12.86	11.44
International Growth and Income Fund	11/18/08	10.31	15.75	3.27	4.48	7.39
MSCI All Country World Index (ACWI) ex USA[1]		9.47	12.72	3.52	4.75	7.18
Capital Income Builder	5/1/14	3.67	6.81	5.56	–	4.50
70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index[3]		10.30	11.20	6.15	–	5.88
MSCI All Country World Index (ACWI)[1]		13.93	16.53	8.10	–	7.59
Bloomberg U.S. Aggregate Index[4]		2.09	–0.94	0.77	–	1.29
Asset Allocation Fund	8/1/89	7.07	10.36	6.80	8.04	8.31
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index[5]		10.81	11.24	7.94	8.45	8.37
S&P 500 Index[2]		16.89	19.59	12.31	12.86	10.12
Bloomberg U.S. Aggregate Index[4]		2.09	–0.94	0.77	1.52	5.09
American Funds Global Balanced Fund	5/2/11	7.74	10.29	5.31	6.01	5.66
60%/40% MSCI ACWI/Bloomberg Global Aggregate Index[6]		8.82	9.25	4.62	5.46	4.76
MSCI All Country World Index (ACWI)[1]		13.93	16.53	8.10	8.75	7.55
Bloomberg Global Aggregate Index[4]		1.43	–1.32	–1.09	0.20	0.19
The Bond Fund of America	1/2/96	1.55	–1.04	1.69	2.03	4.03
Bloomberg U.S. Aggregate Index[4]		2.09	–0.94	0.77	1.52	4.17
Capital World Bond Fund	10/4/06	1.57	–0.10	–0.91	0.42	2.42
Bloomberg Global Aggregate Index[4]		1.43	–1.32	–1.09	0.20	2.07
American High-Income Trust	2/8/84	4.37	8.42	4.19	4.43	8.17
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index[4]		5.38	9.07	3.34	4.43	N/A
American Funds Mortgage Fund	5/2/11	0.97	–2.25	0.82	1.45	1.66
Bloomberg U.S. Mortgage Backed Securities Index[4]		1.87	–1.52	0.03	1.13	1.34
Ultra-Short Bond Fund	2/8/84	2.29	3.65	1.30	0.73	3.18
Bloomberg Short–Term Government/Corporate Index[4]		2.19	3.27	1.63	1.13	N/A
U.S. Government Securities Fund	12/2/85	0.38	–3.58	1.15	1.45	5.12
Bloomberg U.S. Government/ Mortgage-Backed Securities Index[4]		1.69	–1.86	0.30	1.05	5.42

2	American Funds Insurance Series

	Inception	Cumulative total returns		Average annual total returns
Class P1 shares	date	6 months	1 year	5 years	10 years	Lifetime
Managed Risk Growth Fund	5/1/13	14.20%	10.63%	8.33%	9.18%	9.11%
S&P 500 Managed Risk Index – Moderate Aggressive[7]		11.56	12.05	7.74	8.70	8.64
Managed Risk International Fund	5/1/13	4.83	5.34	–1.28	1.52	1.29
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index – Moderate Aggressive[7]		7.63	10.20	2.24	3.29	2.68
Managed Risk Washington Mutual Investors Fund	5/1/13	3.41	4.01	3.45	5.62	5.54

S&P 500 Managed Risk Index – Moderate[7]		10.42	10.53	6.99	7.90	7.81
Managed Risk Growth-Income Fund	5/1/13	8.67	7.55	5.35	7.29	7.22
S&P 500 Managed Risk Index – Moderate [7]		10.42	10.53	6.99	7.90	7.81
Managed Risk Asset Allocation Fund	9/28/12	4.40	5.19	4.01	5.51	6.07
S&P 500 Managed Risk Index – Moderate Conservative[7]		9.36	9.11	6.28	7.17	7.33

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information.

[1]

Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions. MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes.

[2]	Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[3]

Sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.

[4]

Source: Bloomberg Index Services Ltd. Bloomberg U.S. Aggregate Index represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market. Bloomberg Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. Bloomberg U.S. Government/Mortgage-Backed Securities Index covers obligations issued by the U.S. Treasury and U.S. government agencies. Bloomberg Short-Term Government/Corporate Index consists of investment-grade, fixed rate, publicly placed, dollar-denominated and non-convertible securities with remaining maturity from one up to (but not including) 12 months within either the government or corporate sector.

[5]

Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 with the Bloomberg U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.

[6]

Sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

[7]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

American Funds Insurance Series	3

About the series

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information.

The investment adviser is currently waiving a portion of its management fee for Global Growth Fund, Global Small Capitalization Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, Capital Income Builder, American Funds Global Balanced Fund, The Bond Fund of America, American High-Income Trust, American Funds Mortgage Fund and U.S. Government Securities Fund. The waivers will be in effect through at least May 1, 2024. The waivers may only be modifi ed or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of each fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund. The waivers and reimbursement will be in effect through at least May 1, 2024, unless modifi ed or terminated by the series’ board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursement. The waivers may only be modifi ed or terminated with the approval of the series’ board. Applicable fund results shown reflect the waivers and reimbursement, without which results would have been lower. Refer to the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth Fund and American Funds Insurance Series – The Bond Fund of America. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series – International Fund and American Funds Insurance Series – The Bond Fund of America. The Managed Risk Washington Mutual Investors Fund pursues its objective by investing in shares of American Funds Insurance Series – Washington Mutual Investors Fund and American Funds Insurance Series – U.S. Government Securities Fund. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income Fund and American Funds Insurance Series – The Bond Fund of America. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation Fund. The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

4	American Funds Insurance Series

Global Growth Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023*
						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since April 30, 1997)	expense ratio	expense ratio

	Class 1	15.37%	20.63%	9.76%	11.20%	9.98%	0.52%	0.41%
	Class 1A	15.22	20.30	9.48	10.93	9.71	0.77	0.66
	Class 2	15.25	20.32	9.49	10.93	9.71	0.77	0.66
	Class 4	15.09	20.00	9.21	10.66	9.45	1.02	0.91

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

American Funds Insurance Series	5

Global Small Capitalization Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023*
						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since April 30, 1998)	expense ratio	expense ratio

	Class 1	11.56%	15.84%	4.39%	7.34%	8.69%	0.70%	0.66%
	Class 1A	11.43	15.54	4.13	7.08	8.43	0.95	0.91
	Class 2	11.42	15.58	4.13	7.08	8.43	0.95	0.91
	Class 4	11.20	15.20	3.85	6.80	8.15	1.20	1.16

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

6	American Funds Insurance Series

Growth Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023*
						Lifetime
		6 months	1 year	5 years	10 years	(since February 8, 1984)	Expense ratio

	Class 1	25.02%	25.10%	14.32%	15.36%	13.12%	0.34%
	Class 1A	24.86	24.78	14.03	15.08	12.84	0.59
	Class 2	24.87	24.80	14.03	15.07	12.84	0.59
	Class 3	24.91	24.90	14.11	15.16	12.92	0.52
	Class 4	24.72	24.48	13.75	14.79	12.56	0.84

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

American Funds Insurance Series	7

International Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023*
						Lifetime
		6 months	1 year	5 years	10 years	(since May 1, 1990)	Expense ratio

	Class 1	12.49%	15.34%	1.59%	5.06%	7.34%	0.53%
	Class 1A	12.38	15.09	1.34	4.80	7.07	0.78
	Class 2	12.38	15.06	1.33	4.79	7.07	0.78
	Class 3	12.42	15.15	1.40	4.86	7.15	0.71
	Class 4	12.27	14.83	1.08	4.53	6.81	1.03

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

8	American Funds Insurance Series

New World Fund®

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023*
						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since June 17, 1999)	expense ratio	expense ratio

	Class 1	11.97%	14.71%	5.76%	5.96%	7.79%	0.64%	0.57%
	Class 1A	11.85	14.40	5.49	5.70	7.53	0.89	0.82
	Class 2	11.85	14.42	5.50	5.69	7.53	0.89	0.82
	Class 4	11.72	14.13	5.24	5.43	7.26	1.14	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

American Funds Insurance Series	9

Washington Mutual Investors Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023†
						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since July 5, 2001)	expense ratio	expense ratio

	Class 1	7.89%	13.59%	8.91%	10.90%	7.18%	0.40%	0.25%
	Class 1A	7.71	13.32	8.64	10.63	6.91	0.65	0.50
	Class 2	7.67	13.31	8.64	10.62	6.90	0.65	0.50
	Class 4	7.54	13.05	8.38	10.37	6.67	0.90	0.75

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

†Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

10	American Funds Insurance Series

Capital World Growth and Income Fund®

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023*
						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since May 1, 2006)	expense ratio	expense ratio

	Class 1	12.54%	18.35%	7.02%	8.53%	6.95%	0.53%	0.42%
	Class 1A	12.39	18.09	6.77	8.28	6.69	0.78	0.67
	Class 2	12.44	18.10	6.76	8.28	6.68	0.78	0.67
	Class 4	12.28	17.75	6.50	8.00	6.43	1.03	0.92

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

American Funds Insurance Series	11

Growth-Income Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023*
						Lifetime
		6 months	1 year	5 years	10 years	(since February 8, 1984)	Expense ratio

	Class 1	14.84%	19.70%	9.72%	12.11%	11.26%	0.28%
	Class 1A	14.68	19.39	9.45	11.84	10.98	0.53
	Class 2	14.70	19.41	9.45	11.83	10.98	0.53
	Class 3	14.74	19.48	9.52	11.91	11.06	0.46
	Class 4	14.55	19.10	9.17	11.55	10.71	0.78

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

12	American Funds Insurance Series

International Growth and Income Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023*
						Lifetime
		6 months	1 year	5 years	10 years	(since November 18, 2008)	Expense ratio

	Class 1	10.31%	15.75%	3.27%	4.48%	7.39%	0.55%
	Class 1A	10.21	15.43	3.00	4.22	7.12	0.80
	Class 2	10.20	15.53	3.01	4.22	7.12	0.80
	Class 4	10.10	15.17	2.74	3.97	6.87	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

American Funds Insurance Series	13

Capital Income Builder®

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023*
					Lifetime	Gross	Net
		6 months	1 year	5 years	(since May 1, 2014)	expense ratio	expense ratio

	Class 1	3.67%	6.81%	5.56%	4.50%	0.41%	0.27%
	Class 1A	3.54	6.55	5.30	4.25	0.66	0.52
	Class 2	3.55	6.46	5.31	4.31	0.66	0.52
	Class 4	3.51	6.30	5.05	3.99	0.91	0.77

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

14	American Funds Insurance Series

Asset Allocation Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023*
						Lifetime
		6 months	1 year	5 years	10 years	(since August 1, 1989)	Expense ratio

	Class 1	7.07%	10.36%	6.80%	8.04%	8.31%	0.30%
	Class 1A	6.97	10.07	6.53	7.78	8.05	0.55
	Class 2	6.89	10.07	6.53	7.77	8.04	0.55
	Class 3	6.99	10.19	6.61	7.85	8.12	0.48
	Class 4	6.81	9.79	6.27	7.52	7.79	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

American Funds Insurance Series	15

American Funds Global Balanced Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023*
						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since May 2, 2011)	expense ratio	expense ratio

	Class 1	7.74%	10.29%	5.31%	6.01%	5.66%	0.51%	0.50%
	Class 1A	7.65	10.12	5.06	5.78	5.42	0.76	0.75
	Class 2	7.64	10.02	5.05	5.75	5.40	0.76	0.75
	Class 4	7.55	9.87	4.79	5.59	5.23	1.01	1.00

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

16	American Funds Insurance Series

The Bond Fund of America®

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023*
						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since January 2, 1996)	expense ratio	expense ratio

	Class 1	1.55%	–1.04%	1.69%	2.03%	4.03%	0.38%	0.21%
	Class 1A	1.42	–1.29	1.44	1.79	3.77	0.63	0.46
	Class 2	1.53	–1.22	1.46	1.79	3.77	0.63	0.46
	Class 4	1.40	–1.45	1.18	1.53	3.52	0.88	0.71

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

American Funds Insurance Series	17

Capital World Bond Fund®

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023*
						Lifetime
		6 months	1 year	5 years	10 years	(since October 4, 2006)	Expense ratio

	Class 1	1.57%	–0.10%	–0.91%	0.42%	2.42%	0.47%
	Class 1A	1.47	–0.31	–1.16	0.19	2.18	0.72
	Class 2	1.48	–0.31	–1.17	0.16	2.17	0.72
	Class 4	1.29	–0.63	–1.42	–0.06	1.94	0.97

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

18	American Funds Insurance Series

American High-Income Trust®

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023*
						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since February 8, 1984)	expense ratio	expense ratio

	Class 1	4.37%	8.42%	4.19%	4.43%	8.17%	0.44%	0.30%
	Class 1A	4.36	8.31	3.95	4.18	7.91	0.69	0.55
	Class 2	4.30	8.19	3.94	4.17	7.90	0.69	0.55
	Class 3	4.43	8.41	4.03	4.25	7.98	0.62	0.48
	Class 4	4.16	7.92	3.67	3.93	7.64	0.94	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

American Funds Insurance Series	19

American Funds Mortgage Fund®

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023*
						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since May 2, 2011)	expense ratio	expense ratio

	Class 1	0.97%	–2.25%	0.82%	1.45%	1.66%	0.40%	0.30%
	Class 1A	0.83	–2.51	0.57	1.20	1.41	0.65	0.55
	Class 2	0.83	–2.43	0.56	1.20	1.41	0.65	0.55
	Class 4	0.70	–2.67	0.31	0.97	1.20	0.90	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

20	American Funds Insurance Series

Ultra-Short Bond Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023*
						Lifetime
		6 months	1 year	5 years	10 years	(since February 8, 1984)	Expense ratio

	Class 1	2.29%	3.65%	1.30%	0.73%	3.18%	0.30%
	Class 1A	2.21	3.56	1.28	0.63	2.97	0.55
	Class 2	2.14	3.43	1.05	0.47	2.93	0.55
	Class 3	2.22	3.53	1.11	0.56	3.00	0.48
	Class 4	2.07	3.10	0.79	0.28	2.69	0.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2023
	Commercial paper						49.2%
	Federal agency bills & notes						21.2
	Bonds & notes of governments & government agencies outside the U.S.						17.0
	U.S. Treasury bills						10.3
	Other assets less liabilities						2.3
	Total						100.0%

American Funds Insurance Series	21

U.S. Government Securities Fund®

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023*
						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since December 2, 1985)	expense ratio	expense ratio

	Class 1	0.38%	-3.58%	1.15%	1.45%	5.12%	0.34%	0.24%
	Class 1A	0.15	-3.93	0.89	1.20	4.86	0.59	0.49
	Class 2	0.14	-3.90	0.88	1.18	4.85	0.59	0.49
	Class 3	0.25	-3.77	0.96	1.26	4.93	0.52	0.42
	Class 4	0.10	-4.06	0.66	0.96	4.60	0.84	0.74

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2023. Refer to the Financial Highlights table in this report for details.

*Periods greater than one year are annualized.

	Percent of net assets

Where the fund’s assets were invested as of June 30, 2023

22	American Funds Insurance Series

Managed Risk Growth Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023*
						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since May 1, 2013)	expense ratio	expense ratio

	Class P1	14.20%	10.63%	8.33%	9.18%	9.11%	0.74%	0.69%
	Class P2	14.06	10.31	8.03	8.87	8.80	0.99	0.94

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023.

*Periods greater than one year are annualized.

American Funds Insurance Series	23

Managed Risk International Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023*
						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since May 1, 2013)	expense ratio	expense ratio

	Class P1	4.83%	5.34%	-1.28%	1.52%	1.29%	0.93%	0.86%
	Class P2	4.81	5.18	-1.53	1.17	0.95	1.18	1.11

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2024. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver and reimbursement, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023.

*Periods greater than one year are annualized.

24	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023*
						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since May 1, 2013)	expense ratio	expense ratio

	Class P1	3.41%	4.01%	3.45%	5.62%	5.54%	0.68%	0.63%
	Class P2	3.29	3.74	3.16	5.28	5.20	0.93	0.88

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023.

*Periods greater than one year are annualized.

American Funds Insurance Series	25

Managed Risk Growth-Income Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023*
						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since May 1, 2013)	expense ratio	expense ratio

	Class P1	8.67%	7.55%	5.35%	7.29%	7.22%	0.67%	0.62%
	Class P2	8.50	7.31	5.07	6.98	6.92	0.92	0.87

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023.

*Periods greater than one year are annualized.

26	American Funds Insurance Series

Managed Risk Asset Allocation Fund

	Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment	For periods ended June 30, 2023*
						Lifetime	Gross	Net
		6 months	1 year	5 years	10 years	(since May 1, 2013)	expense ratio	expense ratio

	Class P1	4.40%	5.19%	4.01%	5.51%	6.07%	0.70%	0.65%
	Class P2	4.32	4.97	3.76	5.25	5.81	0.95	0.90

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios shown reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com/afis for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2023.

*Periods greater than one year are annualized.

American Funds Insurance Series	27

Global Growth Fund

Investment portfolio June 30, 2023	unaudited

Common stocks 95.23%		Shares	Value (000)
Information technology 24.52%	Microsoft Corp.	1,640,250	$558,571
	ASML Holding NV	436,031	315,630
	ASML Holding NV (New York registered) (ADR)	209,558	151,877
	Taiwan Semiconductor Manufacturing Company, Ltd.	9,924,200	184,941
	Applied Materials, Inc.	875,000	126,472
	Apple, Inc.	444,471	86,214
	TE Connectivity, Ltd.	512,664	71,855
	Broadcom, Inc.	75,950	65,881
	NVIDIA Corp.	155,250	65,674
	Samsung Electronics Co., Ltd.	785,100	43,272
	Hexagon AB, Class B	2,733,712	33,661
	Keyence Corp.	69,400	32,820
	Capgemini SE	125,727	23,818
	EPAM Systems, Inc.[1]	93,560	21,028
	Shopify, Inc., Class A, subordinate voting shares[1]	178,500	11,531
	Arista Networks, Inc.[1]	65,356	10,592
	Salesforce, Inc.[1]	47,600	10,056
	Synopsys, Inc.[1]	22,000	9,579

			1,823,472

Health care 19.49%	Novo Nordisk AS, Class B	1,758,912	284,089
	UnitedHealth Group, Inc.	306,020	147,085
	DexCom, Inc.[1]	969,700	124,616
	ResMed, Inc.	509,000	111,217
	Eli Lilly and Company	155,740	73,039
	The Cigna Group	259,119	72,709
	Merck & Co., Inc.	620,000	71,542
	Regeneron Pharmaceuticals, Inc.[1]	95,036	68,287
	AstraZeneca PLC	474,010	67,896
	Pfizer, Inc.	1,632,219	59,870
	Centene Corp.[1]	582,500	39,290
	Gilead Sciences, Inc.	457,317	35,245
	Mettler-Toledo International, Inc.[1]	25,400	33,316
	Sanofi	291,000	31,196
	Seagen, Inc.[1]	123,825	23,831
	Bayer AG	363,860	20,116
	Alnylam Pharmaceuticals, Inc.[1]	104,200	19,792
	Danaher Corp.	75,500	18,120
	EssilorLuxottica SA	88,074	16,668
	Argenx SE (ADR)[1]	42,300	16,486
	Zoetis, Inc., Class A	90,200	15,533
	Vertex Pharmaceuticals, Inc.[1]	43,700	15,379
	Revance Therapeutics, Inc.[1]	597,000	15,110
	Catalent, Inc.[1]	287,200	12,453
	agilon health, Inc.[1]	577,000	10,005
	Virbac SA	33,154	9,798
	Siemens Healthineers AG	163,670	9,263
	Thermo Fisher Scientific, Inc.	17,472	9,116
	Olympus Corp.	567,000	8,975
	Bachem Holding AG2	93,403	8,156
	Viatris, Inc.	110,678	1,105
	EUROAPI[1]	5,869	67

			1,449,370

Consumer discretionary 15.10%	Chipotle Mexican Grill, Inc.[1]	136,100	291,118
	LVMH Moët Hennessy-Louis Vuitton SE	221,218	208,769
	Floor & Decor Holdings, Inc., Class A1	914,698	95,092
	Cie. Financière Richemont SA, Class A	423,330	71,828
	Renault SA	1,688,781	71,256
	Prosus NV, Class N	664,993	48,663

28	American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)	Evolution AB	367,568	$ 46,578
	Booking Holdings, Inc.[1]	16,000	43,205
	MGM China Holdings, Ltd.[1,2]	27,294,400	31,978
	NIKE, Inc., Class B	266,500	29,414
	MercadoLibre, Inc.[1]	22,250	26,357
	Coupang, Inc., Class A1	1,445,604	25,153
	Wynn Macau, Ltd.[1]	21,430,000	19,515
	Amazon.com, Inc.[1]	147,000	19,163
	Home Depot, Inc.	59,500	18,483
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	1,434,100	17,510
	Tractor Supply Co.	75,200	16,627
	Tesla, Inc.[1]	60,000	15,706
	Moncler SpA	217,370	15,041
	IDP Education, Ltd.[2]	802,377	11,865

			1,123,321

Financials 9.55%	Tradeweb Markets, Inc., Class A	1,527,288	104,589
	AIA Group, Ltd.	9,002,200	91,851
	3i Group PLC	2,792,000	69,337
	Fiserv, Inc.[1]	497,600	62,772
	AXA SA	1,692,893	50,014
	Aon PLC, Class A	96,600	33,346
	Prudential PLC	2,203,282	31,071
	Blackstone, Inc.	312,000	29,007
	Société Générale	1,011,450	26,330
	Citigroup, Inc.	569,715	26,230
	Ping An Insurance (Group) Company of China, Ltd., Class H	3,855,500	24,703
	HDFC Bank, Ltd.	1,098,800	22,830
	Banco Santander, SA	5,334,500	19,794
	Mastercard, Inc., Class A	49,000	19,272
	London Stock Exchange Group PLC	165,000	17,484
	Adyen NV1	10,022	17,364
	Visa, Inc., Class A	70,197	16,670
	Zurich Insurance Group AG	32,005	15,206
	Wells Fargo & Company	347,300	14,823
	AU Small Finance Bank, Ltd.	1,416,725	13,021
	The Carlyle Group, Inc.	95,600	3,054
	Jackson Financial, Inc., Class A	44,327	1,357
	Moscow Exchange MICEX-RTS PJSC[3]	12,640,000	–	[4]

			710,125

Industrials 7.97%	Carrier Global Corp.	1,366,400	67,924
	Boeing Company[1]	309,100	65,270
	Caterpillar, Inc.	231,600	56,985
	MTU Aero Engines AG	167,000	43,270
	Alliance Global Group, Inc.	156,400,700	38,027
	Airbus SE, non-registered shares	245,400	35,474
	DSV A/S	157,870	33,224
	Nidec Corp.	599,400	32,947
	Safran SA	156,300	24,556
	GT Capital Holdings, Inc.	2,454,611	22,927
	NIBE Industrier AB, Class B	2,142,588	20,365
	Rentokil Initial PLC	2,380,000	18,589
	Techtronic Industries Co., Ltd.	1,679,500	18,377
	Daikin Industries, Ltd.	74,600	15,228
	Canadian Pacific Kansas City, Ltd. (CAD denominated)	183,000	14,781
	ASSA ABLOY AB, Class B	611,000	14,667
	SMC Corp.	22,500	12,505
	L3Harris Technologies, Inc.	62,600	12,255
	Recruit Holdings Co., Ltd.	382,400	12,204

American Funds Insurance Series	29

Global Growth Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Industrials (continued)	BayCurrent Consulting, Inc.	321,000	$ 12,060
	Rheinmetall AG	37,223	10,220
	Schneider Electric SE	33,509	6,108
	TransDigm Group, Inc.	5,500	4,918

			592,881

Consumer staples 7.86%	Philip Morris International, Inc.	1,478,000	144,282
	Keurig Dr Pepper, Inc.	2,125,530	66,465
	Kweichow Moutai Co., Ltd., Class A	278,166	64,860
	Altria Group, Inc.	1,248,500	56,557
	Pernod Ricard SA	216,053	47,735
	British American Tobacco PLC	1,383,000	45,883
	Nestlé SA	360,086	43,327
	Monster Beverage Corp.[1]	634,204	36,429
	Carrefour SA, non-registered shares	1,055,594	20,005
	Costco Wholesale Corp.	35,970	19,366
	Dollar Tree Stores, Inc.[1]	95,000	13,632
	Simply Good Foods Co.[1]	263,800	9,652
	Bunge, Ltd.	85,000	8,020
	Target Corp.	60,500	7,980

			584,193

Materials 3.96%	Sherwin-Williams Company	385,500	102,358
	Linde PLC	169,940	64,761
	SIG Group AG1	1,798,000	49,691
	Vale SA, ordinary nominative shares	1,577,389	21,156
	Shin-Etsu Chemical Co., Ltd.	552,500	18,363
	First Quantum Minerals, Ltd.	706,200	16,707
	Corteva, Inc.	201,300	11,535
	DSM-Firmenich AG	93,100	10,019

			294,590

Communication services 3.44%	Alphabet, Inc., Class A1	1,180,100	141,258
	Meta Platforms, Inc., Class A1	247,923	71,149
	Publicis Groupe SA	273,000	21,297
	Tencent Holdings, Ltd.	297,100	12,645
	Bharti Airtel, Ltd.	868,779	9,319

			255,668

Energy 3.22%	Canadian Natural Resources, Ltd. (CAD denominated)	1,647,615	92,632
	Cenovus Energy, Inc. (CAD denominated)	3,151,200	53,521
	Reliance Industries, Ltd.	1,080,600	33,693
	Schlumberger NV	335,000	16,455
	Exxon Mobil Corp.	152,500	16,356
	TotalEnergies SE	200,300	11,480
	Halliburton Co.	235,128	7,757
	Gaztransport & Technigaz SA	75,000	7,637
	Gazprom PJSC[3]	8,346,000	—	[4]
	LUKOIL Oil Co. PJSC[3]	246,300	—	[4]

			239,531

Utilities 0.12%	Brookfield Infrastructure Partners, LP	247,500	9,046

	Total common stocks (cost: $4,481,950,000)		7,082,197

30	American Funds Insurance Series

Global Growth Fund  (continued)

Preferred securities 1.30%		Shares	Value (000)
Health care 1.05%	Sartorius AG, nonvoting non-registered preferred shares[2]	228,400	$ 78,324

Information technology 0.25%	Samsung Electronics Co., Ltd., nonvoting preferred shares	406,300	18,440

	Total preferred securities (cost: $24,068,000)		96,764

Short-term securities 3.62%

Money market investments 3.50%
	Capital Group Central Cash Fund 5.15%[5,6]	2,604,985	260,524

Money market investments purchased with collateral from securities on loan 0.12%
	Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[5,7]	4,605,002	4,605
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[5,7]	4,045,720	4,046

			8,651

	Total short-term securities (cost: $269,145,000)		269,175

	Total investment securities 100.15% (cost: $4,775,163,000)		7,448,136
	Other assets less liabilities (0.15)%		(11,283)

	Net assets 100.00%		$7,436,853

Investments in affiliates6

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 6/30/2023 (000)	Dividend income (000)

Short-term securities 3.50%
Money market investments 3.50%
Capital Group Central Cash Fund 5.15%[5]	$164,535	$813,362	$717,405	$28	$4	$260,524	$5,675

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $11,345,000, which represented ..15% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Rate represents the seven-day yield at 6/30/2023.
[6]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

Refer to the notes to financial statements.

American Funds Insurance Series	31

Global Small Capitalization Fund

Investment portfolio June 30, 2023	unaudited

Common stocks 95.88%		Shares	Value (000)
Industrials 19.93%	International Container Terminal Services, Inc.	11,690,490	$ 43,117
	Visional, Inc.[1]	542,250	30,019
	Saia, Inc.[1]	80,994	27,733
	IMCD NV	177,337	25,508
	Interpump Group SpA	454,700	25,289
	Trelleborg AB, Class B	982,292	23,839
	Cleanaway Waste Management, Ltd.	12,501,414	21,637
	Instalco AB	4,098,065	20,452
	Stericycle, Inc.[1]	415,970	19,318
	Fasadgruppen Group AB	2,370,503	18,648
	Wizz Air Holdings PLC[1]	487,387	16,953
	The AZEK Co., Inc., Class A1	526,835	15,958
	Diploma PLC	413,200	15,689
	Ceridian HCM Holding, Inc.[1]	211,500	14,164
	Dürr AG	426,625	13,799
	EuroGroup Laminations SpA[1]	1,841,164	13,197
	Rumo SA	2,802,100	12,992
	CG Power and Industrial Solutions, Ltd.	2,709,008	12,514
	Woodward, Inc.	105,000	12,486
	Melrose Industries PLC	1,755,389	11,300
	Hensoldt AG	337,689	11,084
	Alfen NV1,2	162,431	10,926
	Reliance Worldwide Corp., Ltd.	3,875,607	10,661
	ALS, Ltd.	1,330,332	9,935
	Engcon AB, Class B	1,070,647	9,547
	Cargotec OYJ, Class B, non-registered shares	165,450	9,086
	Comfort Systems USA, Inc.	55,327	9,085
	Daiseki Co., Ltd.	313,600	8,846
	XPO, Inc.[1]	142,400	8,402
	Japan Airport Terminal Co., Ltd.	184,700	8,361
	Boyd Group Services, Inc.	40,993	7,821
	Addtech AB, Class B	353,050	7,695
	Carel Industries SpA	252,900	7,627
	Centre Testing International Group Co., Ltd.	2,684,839	7,214
	GVS SpA[1,2]	1,192,262	7,210
	Guangzhou Baiyun International Airport Co., Ltd., Class A1	3,524,879	6,971
	Trex Co., Inc.[1]	102,977	6,751
	Godrej Industries Ltd.[1]	1,032,000	6,521
	Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR),
	ordinary participation certificates[1]	460,200	6,420
	KEI Industries, Ltd.	225,049	6,371
	Burckhardt Compression Holding AG	9,963	5,849
	SIS, Ltd.[1]	1,128,949	5,820
	First Advantage Corp.[1]	361,017	5,563
	Harsha Engineers International, Ltd.	970,777	5,448
	ICF International, Inc.	43,592	5,422
	DL E&C Co., Ltd.	177,600	4,713
	Sulzer AG	54,789	4,713
	Japan Elevator Service Holdings Co., Ltd.	331,056	4,350
	Atkore, Inc.[1]	22,400	3,493
	TELUS International (Cda), Inc., subordinate voting shares[1]	228,852	3,474
	Dätwyler Holding, Inc., non-registered shares	16,159	3,447
	NORMA Group SE, non-registered shares	153,947	2,842
	Aalberts NV, non-registered shares	64,502	2,715
	LIXIL Corp.	196,500	2,496
	Antares Vision SpA[1]	281,100	2,113
	ManpowerGroup, Inc.	22,631	1,797
	Matson, Inc.	8,674	674

			626,075

32	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer discretionary 19.22%	Melco Resorts & Entertainment, Ltd. (ADR)[1]	3,600,384	$ 43,961
	Skechers USA, Inc., Class A1	700,000	36,862
	Thor Industries, Inc.	340,472	35,239
	DraftKings, Inc., Class A1	1,286,908	34,193
	Five Below, Inc.[1]	165,181	32,465
	Mattel, Inc.[1]	1,400,000	27,356
	YETI Holdings, Inc.[1]	613,869	23,843
	Entain PLC	1,424,930	23,141
	TopBuild Corp.[1]	82,261	21,883
	Evolution AB	164,961	20,904
	Light & Wonder, Inc.[1]	299,658	20,604
	NEXTAGE Co., Ltd.[2]	1,036,500	20,150
	Wyndham Hotels & Resorts, Inc.	279,778	19,184
	Asbury Automotive Group, Inc.[1]	74,351	17,875
	Inchcape PLC	1,740,829	17,205
	WH Smith PLC	828,756	16,343
	HUGO BOSS AG	208,981	16,313
	Lands’ End, Inc.[1,3]	2,100,000	16,296
	Helen of Troy, Ltd.[1]	141,542	15,289
	Domino’s Pizza Enterprises, Ltd.	471,514	14,592
	Kindred Group PLC (SDR)	1,164,011	12,401
	Golden Entertainment, Inc.[1]	256,800	10,734
	Shoei Co., Ltd.	563,400	10,444
	MRF, Ltd.	8,205	10,132
	Musti Group OYJ	495,800	9,693
	Tongcheng Travel Holdings, Ltd.[1]	4,538,400	9,525
	NOK Corp.	602,000	8,826
	Tube Investments of India, Ltd.	204,200	7,908
	On Holding AG, Class A1	238,410	7,868
	Compagnie Plastic Omnium SA	337,633	5,939
	Ariston Holding NV	545,355	5,771
	Melco International Development, Ltd.[1]	6,130,000	5,711
	Haichang Ocean Park Holdings, Ltd.[1]	30,194,000	4,593
	Chervon Holdings, Ltd.	1,048,800	4,151
	IDP Education, Ltd.	246,810	3,650
	Elior Group SA1	1,153,174	3,303
	Persimmon PLC	251,990	3,285
	Everi Holdings, Inc.[1]	174,900	2,529
	First Watch Restaurant Group, Inc.[1]	105,725	1,787
	Arco Platform, Ltd., Class A1,2	131,900	1,601

			603,549

Information technology 18.76%	eMemory Technology, Inc.	594,430	42,527
	Wolfspeed, Inc.[1]	705,981	39,245
	Confluent, Inc., Class A1	1,096,085	38,703
	Rogers Corp.[1]	171,112	27,708
	PAR Technology Corp.[1,2]	837,615	27,583
	GitLab, Inc., Class A1	512,260	26,182
	Nordic Semiconductor ASA[1]	2,041,037	24,786
	ALTEN SA, non-registered shares	142,299	22,426
	Net One Systems Co., Ltd.	973,456	21,401
	SUMCO Corp.[2]	1,466,300	20,754
	Credo Technology Group Holding, Ltd.[1]	1,159,609	20,108
	Tanla Platforms, Ltd.	1,327,291	16,572
	Pegasystems, Inc.	309,854	15,276
	Silicon Laboratories, Inc.[1]	95,000	14,985
	Smartsheet, Inc., Class A1	346,627	13,262
	Alphawave IP Group PLC[1]	7,104,698	12,974
	MACOM Technology Solutions Holdings, Inc.[1]	190,000	12,451
	CCC Intelligent Solutions Holdings, Inc.[1]	1,033,074	11,581
	Kingdee International Software Group Co., Ltd.[1]	8,134,224	10,921

American Funds Insurance Series	33

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)
Information technology (continued)	SHIFT, Inc.[1]	59,200	$10,817
	Qorvo, Inc.[1]	104,345	10,646
	MongoDB, Inc., Class A1	23,300	9,576
	SINBON Electronics Co., Ltd.	797,550	9,491
	BE Semiconductor Industries NV	86,402	9,367
	Semtech Corp.[1]	362,319	9,225
	INFICON Holding AG	7,397	8,923
	Keywords Studios PLC	344,606	7,927
	Unity Software, Inc.[1,2]	171,112	7,430
	Xiamen Faratronic Co., Ltd., Class A	384,267	7,265
	Topicus.com, Inc., subordinate voting shares[1]	87,540	7,180
	LEM Holding SA	2,850	7,133
	Tokyo Seimitsu Co., Ltd.	125,600	6,953
	Extreme Networks, Inc.[1]	259,796	6,768
	SentinelOne, Inc., Class A1	447,038	6,750
	Cognex Corp.	116,600	6,532
	OVH Groupe SAS[1,2]	591,394	6,106
	Bentley Systems, Inc., Class B	111,857	6,066
	MKS Instruments, Inc.	48,570	5,250
	Kingboard Laminates Holdings, Ltd.	4,498,000	4,242
	Softcat PLC	222,430	3,999
	Globant SA1	17,730	3,186
	Aspen Technology, Inc.[1]	17,052	2,858
	GlobalWafers Co., Ltd.	145,000	2,327
	Kingboard Holdings, Ltd.	710,000	1,946
	Yotpo, Ltd.[1,4,5]	678,736	923
	Maruwa Co., Ltd.	5,300	822

			589,153

Health care 14.73%	Haemonetics Corp.[1]	1,011,991	86,161
	Insulet Corp.[1]	251,425	72,496
	CONMED Corp.	214,975	29,213
	Max Healthcare Institute, Ltd.[1]	3,187,586	23,317
	Vaxcyte, Inc.[1]	319,731	15,967
	Integra LifeSciences Holdings Corp.[1]	385,860	15,870
	Hapvida Participações e Investimentos SA1	16,873,150	15,435
	DiaSorin Italia SpA	134,308	13,978
	iRhythm Technologies, Inc.[1]	132,230	13,794
	Ambu AS, Class B, non-registered shares[1]	752,899	12,316
	Bachem Holding AG	135,555	11,837
	ICON PLC[1]	46,061	11,524
	CompuGroup Medical SE & Co. KGaA	228,815	11,256
	The Ensign Group, Inc.	114,846	10,963
	Glenmark Pharmaceuticals, Ltd.[1]	1,222,353	10,084
	Penumbra, Inc.[1]	28,870	9,933
	Denali Therapeutics, Inc.[1]	327,907	9,677
	Ocumension Therapeutics[1,2]	9,650,966	9,415
	Guardant Health, Inc.[1]	243,104	8,703
	New Horizon Health, Ltd.[1,2]	2,328,844	8,167
	Encompass Health Corp.	117,866	7,981
	Inhibrx, Inc.[1]	263,236	6,834
	Netcare, Ltd.	8,818,088	6,750
	Angelalign Technology, Inc.[2]	640,800	6,000
	CanSino Biologics, Inc., Class H	1,678,600	5,627
	Hypera SA, ordinary nominative shares	582,885	5,601
	Shandong Pharmaceutical Glass Co., Ltd., Class A	1,250,600	4,692
	Medmix AG	171,454	4,534
	Masimo Corp.[1]	23,687	3,898
	Amplifon SpA[2]	97,143	3,565

34	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care (continued)	Nordhealth AS, Class A1,2	1,279,999	$ 2,972
	Amvis Holdings, Inc.	122,400	2,786
	IDEAYA Biosciences, Inc.[1]	47,360	1,113

			462,459

Financials 8.93%	Cholamandalam Investment and Finance Co., Ltd.	2,859,647	39,809
	Eurobank Ergasias Services and Holdings SA1	15,339,241	25,283
	HDFC Asset Management Co., Ltd.	780,039	21,841
	Euronet Worldwide, Inc.[1]	144,187	16,923
	Stifel Financial Corp.	271,050	16,174
	Star Health & Allied Insurance Co., Ltd.[1]	2,131,169	15,219
	IIFL Finance, Ltd.	2,116,842	13,065
	Janus Henderson Group PLC	440,000	11,990
	Fukuoka Financial Group, Inc.	572,200	11,811
	360 ONE WAM, Ltd.	2,054,000	11,376
	SiriusPoint, Ltd.[1]	1,100,000	9,933
	Essent Group, Ltd.	200,000	9,360
	Bridgepoint Group PLC	3,459,845	8,896
	Remgro, Ltd.	1,137,720	8,890
	Five-Star Business Finance, Ltd.[1]	993,023	7,850
	Patria Investments, Ltd., Class A2	508,200	7,267
	Vontobel Holding AG	95,492	6,070
	Aptus Value Housing Finance India, Ltd.	1,816,424	5,502
	Aditya Birla Capital, Ltd.[1]	2,125,733	5,094
	AvidXchange Holdings, Inc.[1]	489,768	5,084
	Aavas Financiers, Ltd.[1]	268,552	5,041
	AU Small Finance Bank, Ltd.	483,716	4,446
	Glacier Bancorp, Inc.	123,330	3,844
	Banco del Bajio, SA	1,000,000	3,039
	Bolsa Mexicana de Valores, SAB de CV, Series A	1,373,300	2,850
	Marqeta, Inc., Class A1	355,670	1,732
	Capitec Bank Holdings, Ltd.	15,161	1,263
	Independent Bank Group, Inc.	20,402	705

			280,357

Materials 3.97%	JSR Corp.	635,535	18,271
	LANXESS AG	534,455	16,093
	Zeon Corp.	1,648,100	15,980
	PI Industries, Ltd.	188,382	9,011
	Resonac Holdings Co., Ltd.	478,200	7,778
	Kaneka Corp.	274,500	7,704
	Huhtamäki OYJ	225,000	7,390
	Gujarat Fluorochemicals, Ltd.[1]	197,025	7,049
	Navin Fluorine International, Ltd.	125,000	6,864
	Vidrala, SA, non-registered shares	64,918	6,125
	Materion Corp.	51,409	5,871
	Livent Corp.[1]	198,353	5,441
	Lundin Mining Corp.	600,000	4,701
	Mayr-Melnhof Karton AG, non-registered shares	17,479	2,559
	Recticel SA/NV	175,000	2,082
	Toyo Gosei Co., Ltd.	26,500	1,896

			124,815

Real estate 2.65%	Altus Group, Ltd.[2]	551,189	18,278
	Embassy Office Parks REIT	4,939,400	17,527
	Macrotech Developers, Ltd.	1,165,394	9,671
	ESR-Logos REIT	36,822,373	9,122
	JHSF Participações SA	5,823,950	6,191
	Corp. Inmobiliaria Vesta, SAB de CV	1,900,000	6,164

American Funds Insurance Series	35

Global Small Capitalization Fund (continued)

Common stocks (continued)		Shares	Value (000)
Real estate (continued)	Fibra Uno Administración REIT, SA de CV	3,400,000	$ 4,966
	Mindspace Business Parks REIT	1,250,000	4,705
	TAG Immobilien AG1	410,076	3,875
	Ayala Land, Inc.	3,718,100	1,639
	St. Joe Co.	20,462	989

			83,127

Communication services 2.44%	Lions Gate Entertainment Corp., Class B1	3,059,785	25,549
	Indosat Tbk PT	38,135,167	21,944
	JCDecaux SE1	976,059	19,351
	Rightmove PLC	816,439	5,423
	Trustpilot Group PLC[1]	2,966,832	2,568
	IHS Holding, Ltd.[1]	192,833	1,886

			76,721

Energy 2.31%	Venture Global LNG, Inc., Series C1,4,5	2,760	47,549
	United Tractors Tbk PT	6,273,300	9,842
	Subsea 7 SA	617,043	7,676
	Weatherford International[1]	82,600	5,486
	Aegis Logistics, Ltd.	427,266	1,674
	Helmerich & Payne, Inc.	7,700	273

			72,500

Utilities 1.50%	ENN Energy Holdings, Ltd.	1,205,597	15,066
	ACEN Corp.[1]	152,135,250	14,892
	Brookfield Infrastructure Corp., Class A, subordinate voting shares[2]	157,667	7,190
	Neoenergia SA	1,442,015	6,394
	SembCorp Industries, Ltd.	824,100	3,507

			47,049

Consumer staples 1.44%	Grocery Outlet Holding Corp.[1]	790,478	24,197
	Redcare Pharmacy NV, non-registered shares[1]	146,055	15,113
	Scandinavian Tobacco Group A/S	305,111	5,078
	AAK AB	32,189	606
	DocMorris AG1,2	9,250	403

			45,397

	Total common stocks (cost: $2,337,881,000)		3,011,202

Preferred securities 0.67%
Information technology 0.66%	SmartHR, Inc., Series D, preferred shares[1,4,5]	3,006	12,304
	Yotpo, Ltd., Series F, preferred shares[1,4,5]	2,158,609	2,936
	Yotpo, Ltd., Series B, preferred shares[1,4,5]	287,894	391
	Yotpo, Ltd., Series C, preferred shares[1,4,5]	274,070	373
	Yotpo, Ltd., Series A-1, preferred shares[1,4,5]	183,819	250
	Yotpo, Ltd., Series A, preferred shares[1,4,5]	89,605	122
	Yotpo, Ltd., Series C-1, preferred shares[1,4,5]	75,980	103
	Yotpo, Ltd., Series D, preferred shares[1,4,5]	42,368	58
	Yotpo, Ltd., Series B-1, preferred shares[1,4,5]	33,838	46
	Outreach Corp., Series G, preferred shares[1,4,5]	154,354	4,101

			20,684

Health care 0.01%	PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,4,5]	2,931,405	196

	Total preferred securities (cost: $31,674,000)		20,880

36	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Rights & warrants 0.38%		Shares	Value (000)
Information technology 0.38%	OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 1/27/2025[1,6]	526,700	$11,970

	Total rights & warrants (cost: $12,265,000)		11,970

Short-term securities 4.17%

Money market investments 2.96%
	Capital Group Central Cash Fund 5.15%[3,7]	928,942	92,904

Money market investments purchased with collateral from securities on loan 1.21%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[7,8]	13,538,555	13,539
	Capital Group Central Cash Fund 5.15%[3,7,8]	132,339	13,235
	Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[7,8]	11,363,450	11,363

			38,137

	Total short-term securities (cost: $131,016,000)		131,041

	Total investment securities 101.10% (cost: $2,512,836,000)		3,175,093
	Other assets less liabilities (1.10)%		(34,643)

	Net assets 100.00%		$3,140,450

Investments in affiliates[3]
	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)

Common stocks 0.52%
Consumer discretionary 0.52%
Lands’ End, Inc.[1]	$15,939	$ –	$ –		$ –	$357	$ 16,296	$ –

Short-term securities 3.38%
Money market investments 2.96%
Capital Group Central Cash Fund 5.15%[7]	95,809	237,021	239,945		12	7	92,904	2,594

Money market investments purchased with collateral from securities on loan 0.42%
Capital Group Central Cash Fund 5.15%[7,8]	23,235		10,000	[9]			13,235	–	[10]

Total short-term securities							106,139

Total 3.90%					$ 12	$364	$ 122,435	$ 2,594

American Funds Insurance Series	37

Global Small Capitalization Fund (continued)

Restricted securities[5]
	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Venture Global LNG, Inc., Series C1,4	5/1/2015	$8,280	$47,549	1.51%
SmartHR, Inc., Series D, preferred shares[1,4]	5/28/2021	14,344	12,304	.39
Yotpo, Ltd., Series F, preferred shares[1,4]	2/25/2021	4,748	2,936	.10
Yotpo, Ltd.[1,4]	3/16/2021	1,418	923	.03
Yotpo, Ltd., Series B, preferred shares[1,4]	3/16/2021	602	391	.01
Yotpo, Ltd., Series C, preferred shares[1,4]	3/16/2021	573	373	.01
Yotpo, Ltd., Series A-1, preferred shares[1,4]	3/16/2021	384	250	.01
Yotpo, Ltd., Series A, preferred shares[1,4]	3/16/2021	187	122	.01
Yotpo, Ltd., Series C-1, preferred shares[1,4]	3/16/2021	159	103	.00	[11]
Yotpo, Ltd., Series D, preferred shares[1,4]	3/16/2021	89	58	.00	[11]
Yotpo, Ltd., Series B-1, preferred shares[1,4]	3/16/2021	71	46	.00	[11]
Outreach Corp., Series G, preferred shares[1,4]	5/27/2021	4,517	4,101	.13
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,4]	2/7/2020	6,000	196	.01

Total		$41,372	$69,352	2.21%

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $61,683,000, which represented 1.96% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Value determined using significant unobservable inputs.
[5]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $69,352,000, which represented 2.21% of the net assets of the fund.

[6]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,970,000, which represented .38% of the net assets of the fund.

[7]	Rate represents the seven-day yield at 6/30/2023.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[11]	Amount less than .01%.

Key to abbreviations

ADR  = American Depositary Receipts

REIT = Real Estate Investment Trust

SDR  = Swedish Depositary Receipts

Refer to the notes to financial statements.

38	American Funds Insurance Series

Growth Fund

Investment portfolio June 30, 2023	unaudited

Common stocks 97.70%		Shares	Value (000)
Information technology 19.62%	Microsoft Corp.	5,878,798	$ 2,001,966
	Broadcom, Inc.	991,420	859,987
	ASML Holding NV	701,108	507,511
	ASML Holding NV (New York registered) (ADR)	189,937	137,657
	Salesforce, Inc.[1]	1,876,667	396,465
	Apple, Inc.	1,835,276	355,988
	NVIDIA Corp.	722,500	305,632
	Shopify, Inc., Class A, subordinate voting shares[1]	4,184,614	270,326
	Cloudflare, Inc., Class A1	3,611,700	236,097
	Synopsys, Inc.[1]	459,300	199,984
	Applied Materials, Inc.	1,213,730	175,433
	Taiwan Semiconductor Manufacturing Company, Ltd.	5,119,000	95,394
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	788,400	79,566
	Motorola Solutions, Inc.	501,000	146,933
	ServiceNow, Inc.[1]	233,666	131,313
	Adobe, Inc.[1]	253,534	123,976
	Micron Technology, Inc.	1,861,457	117,477
	Wolfspeed, Inc.[1]	2,109,815	117,285
	MicroStrategy, Inc., Class A1,2	236,458	80,968
	Constellation Software, Inc.	38,102	78,944
	Keyence Corp.	165,500	78,268
	SAP SE	477,361	65,181
	DocuSign, Inc.[1]	1,148,159	58,659
	CDW Corp.	311,859	57,226
	GoDaddy, Inc., Class A1	645,081	48,465
	RingCentral, Inc., Class A1	1,465,500	47,966
	MongoDB, Inc., Class A1	99,000	40,688
	NetApp, Inc.	527,540	40,304
	MKS Instruments, Inc.	360,705	38,992
	Intel Corp.	1,136,000	37,988
	Silicon Laboratories, Inc.[1]	231,815	36,566
	TE Connectivity, Ltd.	218,000	30,555
	Trimble, Inc.[1]	533,734	28,256
	Smartsheet, Inc., Class A1	729,700	27,918
	BILL Holdings, Inc.[1]	205,146	23,971
	Intuit, Inc.	48,300	22,131
	Atlassian Corp., Class A1	125,959	21,137
	Ciena Corp.[1]	382,700	16,261
	Fair Isaac Corp.[1]	17,982	14,551
	Dynatrace, Inc.[1]	230,250	11,851
	Palo Alto Networks, Inc.[1]	43,600	11,140
	CrowdStrike Holdings, Inc., Class A1	62,700	9,209
	Kulicke and Soffa Industries, Inc.	151,860	9,028
	Datadog, Inc., Class A1	85,225	8,384
	Enphase Energy, Inc.[1]	45,303	7,587
	Stripe, Inc., Class B1,3,4	168,598	3,395

			7,214,579

Communication services 17.89%	Meta Platforms, Inc., Class A1	9,732,179	2,792,941
	Netflix, Inc.[1]	3,534,737	1,557,016
	Alphabet, Inc., Class C1	7,205,896	871,697
	Alphabet, Inc., Class A1	2,496,033	298,775
	Take-Two Interactive Software, Inc.[1]	1,259,595	185,362
	Charter Communications, Inc., Class A1	441,976	162,369
	Snap, Inc., Class A, nonvoting shares[1]	12,016,000	142,269
	Verizon Communications, Inc.	3,720,000	138,347
	Comcast Corp., Class A	3,165,988	131,547
	Pinterest, Inc., Class A1	3,756,864	102,713
	Frontier Communications Parent, Inc.[1]	3,168,010	59,052
	T-Mobile US, Inc.[1]	408,294	56,712

American Funds Insurance Series	39

Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Communication services (continued)	Iridium Communications, Inc.	604,439	$37,548
	Electronic Arts, Inc.	188,500	24,448
	ZoomInfo Technologies, Inc.[1]	555,700	14,109

			6,574,905

Consumer discretionary 15.52%	Tesla, Inc.[1]	7,647,300	2,001,834
	Amazon.com, Inc.[1]	3,330,441	434,156
	D.R. Horton, Inc.	2,611,044	317,738
	Home Depot, Inc.	1,021,730	317,390
	Royal Caribbean Cruises, Ltd.[1]	2,197,978	228,018
	Chipotle Mexican Grill, Inc.[1]	104,198	222,880
	DoorDash, Inc., Class A1	2,869,400	219,280
	Airbnb, Inc., Class A1	1,544,000	197,879
	LVMH Moët Hennessy-Louis Vuitton SE	158,000	149,109
	Tractor Supply Co.	620,446	137,181
	Evolution AB	1,047,654	132,758
	Hermès International	61,000	132,702
	Norwegian Cruise Line Holdings, Ltd.[1]	5,591,100	121,718
	Aramark	2,477,864	106,672
	adidas AG	513,503	99,596
	Amadeus IT Group SA, Class A, non-registered shares	1,300,613	99,160
	O’Reilly Automotive, Inc.[1]	79,800	76,233
	Booking Holdings, Inc.[1]	23,023	62,170
	Toll Brothers, Inc.	744,683	58,882
	Etsy, Inc.[1]	630,310	53,331
	Darden Restaurants, Inc.	308,568	51,556
	NIKE, Inc., Class B	467,106	51,554
	Las Vegas Sands Corp.[1]	845,000	49,010
	YUM! Brands, Inc.	275,700	38,198
	Floor & Decor Holdings, Inc., Class A1	355,300	36,937
	Salvatore Ferragamo SpA[2]	2,174,477	35,824
	Polaris, Inc.	280,000	33,860
	Burlington Stores, Inc.[1]	197,450	31,077
	VF Corp.	1,614,746	30,826
	Helen of Troy, Ltd.[1]	269,597	29,122
	Adient PLC[1]	722,000	27,667
	Caesars Entertainment, Inc.[1]	532,514	27,142
	NVR, Inc.[1]	3,395	21,560
	Skyline Champion Corp.[1]	259,241	16,967
	Flutter Entertainment PLC (CDI)[1]	65,253	13,106
	Flutter Entertainment PLC[1]	8,614	1,734
	Hilton Worldwide Holdings, Inc.	100,828	14,676
	YETI Holdings, Inc.[1]	372,600	14,472
	Service Corp. International	200,000	12,918

			5,706,893

Health care 14.09%	Regeneron Pharmaceuticals, Inc.[1]	1,068,751	767,940
	Intuitive Surgical, Inc.[1]	2,058,000	703,713
	UnitedHealth Group, Inc.	1,202,858	578,142
	Alnylam Pharmaceuticals, Inc.[1]	2,109,316	400,643
	Seagen, Inc.[1]	1,832,651	352,712
	Vertex Pharmaceuticals, Inc.[1]	879,601	309,540
	Thermo Fisher Scientific, Inc.	525,500	274,180
	Eli Lilly and Company	458,748	215,144
	Centene Corp.[1]	2,975,690	200,710
	Moderna, Inc.[1]	1,271,838	154,528
	Edwards Lifesciences Corp.[1]	1,471,694	138,825
	NovoCure, Ltd.[1]	2,216,243	91,974
	AstraZeneca PLC	550,784	78,893
	Karuna Therapeutics, Inc.[1]	354,222	76,813

40	American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care (continued)	Novo Nordisk AS, Class B	425,517	$68,727
	Molina Healthcare, Inc.[1]	205,507	61,907
	R1 RCM, Inc.[1,2]	3,162,865	58,355
	Guardant Health, Inc.[1]	1,545,803	55,340
	Danaher Corp.	216,235	51,896
	Zoetis, Inc., Class A	297,320	51,201
	Bristol-Myers Squibb Company	796,057	50,908
	Verily Life Sciences, LLC[1,3,4]	300,178	45,222
	Align Technology, Inc.[1]	121,000	42,790
	Abbott Laboratories	384,981	41,971
	Ascendis Pharma AS (ADR)[1]	437,553	39,052
	Veeva Systems, Inc., Class A1	186,440	36,865
	Mettler-Toledo International, Inc.[1]	26,000	34,103
	Catalent, Inc.[1]	704,073	30,529
	Exact Sciences Corp.[1]	276,000	25,916
	GE HealthCare Technologies, Inc.	312,599	25,396
	agilon health, Inc.[1]	1,405,448	24,370
	Humana, Inc.	52,000	23,251
	DexCom, Inc.[1]	148,800	19,122
	CRISPR Therapeutics AG1	262,678	14,747
	Pacific Biosciences of California, Inc.[1]	1,102,052	14,657
	Galapagos NV1	231,294	9,412
	Ultragenyx Pharmaceutical, Inc.[1]	161,278	7,440
	Biohaven, Ltd.[1]	65,550	1,568
	Sana Biotechnology, Inc.[1,2]	179,600	1,070

			5,179,572

Industrials 12.12%	Uber Technologies, Inc.[1]	14,666,767	633,164
	TransDigm Group, Inc.	698,282	624,383
	Delta Air Lines, Inc.	7,215,000	343,001
	Carrier Global Corp.	5,403,661	268,616
	Jacobs Solutions, Inc.	2,169,000	257,872
	United Rentals, Inc.	463,100	206,251
	Caterpillar, Inc.	715,348	176,011
	Ryanair Holdings PLC (ADR)[1]	1,500,325	165,936
	Ryanair Holdings PLC[1]	96,554	1,817
	General Electric Co.	1,414,588	155,393
	Waste Connections, Inc.	1,008,159	144,096
	MTU Aero Engines AG	541,769	140,375
	Airbus SE, non-registered shares	955,893	138,179
	United Airlines Holdings, Inc.[1]	2,195,376	120,460
	Old Dominion Freight Line, Inc.	323,000	119,429
	Alaska Air Group, Inc.[1]	2,000,000	106,360
	Robert Half International, Inc.	1,300,500	97,824
	Boeing Company[1]	385,500	81,402
	Equifax, Inc.	290,691	68,400
	Ceridian HCM Holding, Inc.[1]	1,005,539	67,341
	Genpact, Ltd.	1,524,231	57,265
	Northrop Grumman Corp.	121,535	55,396
	Quanta Services, Inc.	238,000	46,755
	Axon Enterprise, Inc.[1]	233,551	45,571
	AMETEK, Inc.	253,600	41,053
	Advanced Drainage Systems, Inc.	350,426	39,871
	Rockwell Automation	118,900	39,172
	Canadian Pacific Kansas City, Ltd.	456,300	36,855
	ITT, Inc.	343,000	31,971
	HEICO Corp.	179,400	31,743
	Dun & Bradstreet Holdings, Inc.	2,339,500	27,068
	Saia, Inc.[1]	75,433	25,829
	Safran SA	160,243	25,176

American Funds Insurance Series	41

Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials (continued)	Armstrong World Industries, Inc.	297,461	$21,852
	Paylocity Holding Corp.[1]	65,763	12,135
	Einride AB1,3,4	78,648	2,804

			4,456,826

Financials 6.59%	Visa, Inc., Class A	2,482,783	589,611
	Mastercard, Inc., Class A	610,368	240,058
	Fiserv, Inc.[1]	1,833,900	231,346
	Bank of America Corp.	7,760,600	222,652
	KKR & Co., Inc.	2,409,043	134,906
	Apollo Asset Management, Inc.	1,557,942	119,666
	Toast, Inc., Class A1,2	4,137,957	93,394
	Marsh & McLennan Companies, Inc.	403,461	75,883
	T. Rowe Price Group, Inc.	642,000	71,917
	Blackstone, Inc.	738,000	68,612
	MSCI, Inc.	129,390	60,721
	Aon PLC, Class A	155,700	53,748
	JPMorgan Chase & Co.	313,702	45,625
	Ryan Specialty Holdings, Inc., Class A1	870,000	39,054
	Arch Capital Group, Ltd.[1]	492,472	36,862
	Capital One Financial Corp.	335,500	36,694
	Progressive Corp.	265,951	35,204
	Blue Owl Capital, Inc., Class A	2,891,712	33,688
	Block, Inc., Class A1	475,088	31,627
	Ares Management Corp., Class A	310,500	29,917
	Brookfield Asset Management, Ltd., Class A	826,188	26,958
	Tradeweb Markets, Inc., Class A	390,000	26,707
	S&P Global, Inc.	64,900	26,018
	Wells Fargo & Company	593,000	25,309
	Goldman Sachs Group, Inc.	64,250	20,723
	Nasdaq, Inc.	411,500	20,513
	Morgan Stanley	161,174	13,764
	Trupanion, Inc.[1,2]	519,075	10,215

			2,421,392

Energy 4.33%	Halliburton Co.	12,143,661	400,620
	Canadian Natural Resources, Ltd. (CAD denominated)	6,534,500	367,382
	EOG Resources, Inc.	1,836,699	210,192
	Schlumberger NV	3,952,000	194,122
	EQT Corp.	2,798,000	115,082
	Cenovus Energy, Inc. (CAD denominated)	6,046,800	102,701
	Tourmaline Oil Corp.	2,061,700	97,144
	Hess Corp.	354,000	48,126
	ConocoPhillips	324,408	33,612
	MEG Energy Corp.[1]	830,000	13,157
	Equitrans Midstream Corp.	936,942	8,957

			1,591,095

Consumer staples 3.92%	Dollar Tree Stores, Inc.[1]	1,909,701	274,042
	Dollar General Corp.	1,389,679	235,940
	Performance Food Group Co.[1]	3,559,500	214,424
	Target Corp.	1,400,000	184,660
	Costco Wholesale Corp.	249,200	134,164
	Kroger Co.	2,066,000	97,102
	Constellation Brands, Inc., Class A	320,900	78,983
	Monster Beverage Corp.[1]	983,479	56,491
	Keurig Dr Pepper, Inc.	1,562,000	48,844
	Molson Coors Beverage Company, Class B, restricted voting shares	608,423	40,059

42	American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)	Estée Lauder Companies, Inc., Class A	197,486	$38,782
	Philip Morris International, Inc.	201,113	19,633
	British American Tobacco PLC	484,684	16,080

			1,439,204

Materials 2.45%	Wheaton Precious Metals Corp.	3,674,000	158,790
	Silgan Holdings, Inc.	2,858,000	134,012
	Linde PLC	338,760	129,095
	Grupo México, SAB de CV, Series B	21,150,000	101,827
	ATI, Inc.[1]	2,070,860	91,594
	CF Industries Holdings, Inc.	1,006,500	69,871
	Royal Gold, Inc.	599,000	68,753
	Franco-Nevada Corp.	390,000	55,585
	Olin Corp.	550,660	28,298
	Mosaic Co.	684,500	23,957
	Summit Materials, Inc., Class A	570,855	21,607
	Barrick Gold Corp.	1,103,000	18,674

			902,063

Utilities 0.73%	PG&E Corp.[1]	9,227,065	159,444
	Constellation Energy Corp.	799,127	73,160
	AES Corp.	1,085,884	22,510
	Edison International	199,191	13,834

			268,948

Real estate 0.44%	Zillow Group, Inc., Class C, nonvoting shares[1]	1,568,375	78,826
	Crown Castle, Inc. REIT	381,000	43,411
	Equinix, Inc. REIT	51,784	40,596

			162,833

	Total common stocks (cost: $19,742,913,000)		35,918,310

Preferred securities 0.31%
Information technology 0.29%	Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3,4]	2,763,342	55,638
	Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4]	52,656	1,060
	PsiQuantum Corp., Series D, preferred shares[1,3,4]	906,761	24,301
	Samsung Electronics Co., Ltd., nonvoting preferred shares	489,101	22,198
	Tipalti Solutions, Ltd., Series F, preferred shares[1,3,4]	406,310	2,218

			105,415

Industrials 0.02%	ABL Space Systems Co., Series B2, preferred shares[1,3,4]	153,713	4,908
	Einride AB, Series C, preferred shares[1,3,4]	77,647	2,640

			7,548

	Total preferred securities (cost: $121,925,000)		112,963

Convertible stocks 0.02%
Financials 0.02%	KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 9/15/2023	125,800	8,316

	Total convertible stocks (cost: $7,758,000)		8,316

American Funds Insurance Series	43

Growth Fund (continued)

Convertible bonds & notes 0.01%		Principal amount (000)	Value (000)
Consumer staples 0.01%	JUUL Labs, Inc., convertible notes, 7.00% PIK 2/3/2025[3,4,5]	USD48,099	$3,434

	Total convertible bonds & notes (cost: $43,662,000)		3,434

Bonds, notes & other debt instruments 0.05%

Corporate bonds, notes & loans 0.05%
Consumer discretionary 0.05%	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	19,060	17,793

	Total bonds, notes & other debt instruments (cost: $14,502,000)		17,793

Short-term securities 2.14%		Shares

Money market investments 2.07%
	Capital Group Central Cash Fund 5.15%[7,8]	7,604,200	760,496

Money market investments purchased with collateral from securities on loan 0.07%
	Invesco Short-Term Investments Trust - Government & Agency Portfolio,
	Institutional Class 5.05%[7,9]	9,611,308	9,612
	Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[7,9]	9,440,918	9,441
	Capital Group Central Cash Fund 5.15%[7,8,9]	67,093	6,710

			25,763

	Total short-term securities (cost: $786,036,000)		786,259

	Total investment securities 100.23% (cost: $20,716,796,000)		36,847,075
	Other assets less liabilities (0.23)%		(82,747)

	Net assets 100.00%		$36,764,328

Investments in affiliates[8]

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)

Short-term securities 2.09%
Money market investments 2.07%
Capital Group Central Cash Fund 5.15%[7]	$1,142,555	$2,047,669	$2,429,917		$184	$5	$760,496	$26,412

Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 5.15%[7,9]	24,410		17,700	[10]			6,710	–	[11]

Total 2.09%					$184	$5	$767,206	$26,412

44	American Funds Insurance Series

Growth Fund (continued)

Restricted securities[4]

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3]	3/15/2023	$55,638	$55,638	.15%
Stripe, Inc., Class B1,3	5/6/2021	6,766	3,395	.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3]	3/15/2021	2,113	1,060	.00 [12]
Verily Life Sciences, LLC[1,3]	12/21/2018	37,000	45,222	.12
PsiQuantum Corp., Series D, preferred shares[1,3]	5/28/2021	23,781	24,301	.07
Einride AB1,3	2/1/2023	2,674	2,804	.01
Einride AB, Series C, preferred shares[1,3]	11/23/2022	2,640	2,640	.01
ABL Space Systems Co., Series B2, preferred shares[1,3]	10/22/2021	10,452	4,908	.01
JUUL Labs, Inc., convertible notes, 7.00% PIK 2/3/2025[3,5]	2/3/2020-5/3/2023	43,662	3,434	.01
Tipalti Solutions, Ltd., Series F, preferred shares[1,3]	12/1/2021	6,956	2,218	.01

Total		$191,682	$145,620	.40%

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $27,798,000, which represented ..08% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $145,620,000, which represented .40% of the net assets of the fund.

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[6]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $17,793,000, which represented .05% of the net assets of the fund.

[7]	Rate represents the seven-day yield at 6/30/2023.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[12]	Amount less than .01%.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

PIK = Payment In Kind

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	45

International Fund

Investment portfolio June 30, 2023	unaudited

Common stocks 95.95%		Shares	Value (000)
Industrials 16.31%	Airbus SE, non-registered shares	1,603,511	$ 231,796
	Recruit Holdings Co., Ltd.	4,813,889	153,628
	Safran SA	698,073	109,675
	Melrose Industries PLC	12,204,660	78,564
	Siemens AG	385,532	64,171
	MTU Aero Engines AG	229,720	59,522
	DSV A/S	230,223	48,451
	Ashtead Group PLC	645,000	44,789
	Thales SA	271,438	40,631
	Techtronic Industries Co., Ltd.	3,599,500	39,386
	NIBE Industrier AB, Class B	3,485,992	33,134
	Legrand SA	305,587	30,315
	International Container Terminal Services, Inc.	7,953,240	29,333
	Rumo SA	6,131,077	28,426
	Diploma PLC	599,545	22,765
	Shenzhen Inovance Technology Co., Ltd., Class A	2,350,967	20,806
	Grab Holdings, Ltd., Class A1	5,356,295	18,372
	ZTO Express (Cayman), Inc., Class A (ADR)	595,154	14,926
	DHL Group	253,300	12,369
	AB Volvo, Class B	537,810	11,155
	Airports of Thailand PCL, foreign registered shares[1]	5,078,900	10,366
	Kingspan Group PLC	153,796	10,240
	Larsen & Toubro, Ltd.	290,071	8,747
	Fluidra, SA, non-registered shares	432,985	8,433
	Bureau Veritas SA	292,900	8,034
	TELUS International (Cda), Inc., subordinate voting shares[1,2]	526,752	7,996
	Astra International Tbk PT	15,845,900	7,220
	CCR SA, ordinary nominative shares	1,865,765	5,475
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	846,334	3,535

			1,162,260

Information technology 15.18%	SK hynix, Inc.	3,170,752	279,579
	Shopify, Inc., Class A, subordinate voting shares[1]	3,657,025	236,244
	ASML Holding NV	180,335	130,539
	Taiwan Semiconductor Manufacturing Company, Ltd.	6,501,000	121,148
	NICE, Ltd. (ADR)[1]	382,500	78,986
	NXP Semiconductors NV	173,200	35,451
	Samsung Electronics Co., Ltd.	631,500	34,806
	Lasertec Corp.[2]	214,511	32,421
	Fujitsu, Ltd.	246,200	31,742
	Disco Corp.	146,500	23,177
	OBIC Co., Ltd.	108,800	17,443
	Constellation Software, Inc.	7,730	16,016
	Dassault Systemes SE	277,000	12,284
	SAP SE	60,985	8,327
	Tata Consultancy Services, Ltd.	185,186	7,472
	Canva, Inc.[1,3,4]	4,819	5,885
	Renesas Electronics Corp.[1]	300,600	5,689
	Infosys, Ltd.	305,452	4,951

			1,082,160

Health care 12.98%	Daiichi Sankyo Company, Ltd.	9,749,808	309,180
	Novo Nordisk AS, Class B	1,250,591	201,988
	Olympus Corp.	5,036,100	79,716
	Bayer AG	958,036	52,966
	Siemens Healthineers AG	810,600	45,878
	Grifols, SA, Class A, non-registered shares[1]	2,789,283	35,774
	Grifols, SA, Class B (ADR)[1]	793,690	7,270
	Eurofins Scientific SE, non-registered shares	525,037	33,350
	AstraZeneca PLC	201,300	28,834

46	American Funds Insurance Series

International Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care (continued)	Takeda Pharmaceutical Company, Ltd.	690,800	$ 21,713
	M3, Inc.	963,135	20,822
	HOYA Corp.	148,500	17,714
	Sanofi	153,524	16,458
	Insulet Corp.[1]	46,653	13,452
	Ambu AS, Class B, non-registered shares[1]	662,880	10,843
	WuXi Biologics (Cayman), Inc.[1]	2,168,166	10,447
	WuXi AppTec Co., Ltd., Class H	920,200	7,393
	WuXi AppTec Co., Ltd., Class A	288,960	2,489
	bioMérieux SA	52,046	5,462
	Hapvida Participações e Investimentos SA1	3,777,281	3,455

			925,204

Materials 11.04%	First Quantum Minerals, Ltd.	11,403,572	269,778
	Fortescue Metals Group, Ltd.	12,796,750	190,582
	Shin-Etsu Chemical Co., Ltd.	2,617,500	86,997
	Glencore PLC	12,159,588	68,976
	Vale SA (ADR), ordinary nominative shares	3,943,205	52,918
	Vale SA, ordinary nominative shares	264,281	3,544
	Ivanhoe Mines, Ltd., Class A1,2	3,403,051	31,083
	JSR Corp.	787,000	22,625
	Wacker Chemie AG	147,773	20,279
	Linde PLC	35,287	13,447
	Air Liquide SA, non-registered shares	61,482	11,023
	DSM-Firmenich AG	82,598	8,889
	BASF SE	136,760	6,640

			786,781

Consumer discretionary 10.79%	MercadoLibre, Inc.[1]	120,397	142,622
	Evolution AB	699,962	88,699
	Sony Group Corp.	868,100	77,867
	Flutter Entertainment PLC[1]	357,914	72,035
	Flutter Entertainment PLC (CDI)[1]	17,996	3,615
	LVMH Moët Hennessy-Louis Vuitton SE	76,982	72,650
	Entain PLC	4,112,405	66,786
	Ferrari NV (EUR denominated)	177,292	58,043
	adidas AG	275,290	53,394
	Maruti Suzuki India, Ltd.	398,600	47,648
	Coupang, Inc., Class A1	1,150,314	20,015
	Dowlais Group PLC[1]	12,204,660	19,676
	Cie. Financière Richemont SA, Class A	103,117	17,496
	InterContinental Hotels Group PLC	155,468	10,736
	Burberry Group PLC	338,176	9,101
	Aptiv PLC[1]	84,000	8,576

			768,959

Financials 8.99%	Kotak Mahindra Bank, Ltd.	7,207,964	162,321
	AIA Group, Ltd.	11,919,676	121,618
	Nu Holdings, Ltd., Class A1	10,961,215	86,484
	Aegon NV	12,263,736	62,112
	HDFC Bank, Ltd.	2,216,455	46,051
	HDFC Bank, Ltd. (ADR)	207,750	14,480
	Bajaj Finance, Ltd.	396,342	34,681
	Axis Bank, Ltd.	2,029,545	24,492
	ING Groep NV	1,354,776	18,296
	FinecoBank SpA	1,211,135	16,337
	B3 SA - Brasil, Bolsa, Balcao	4,413,000	13,465
	China Merchants Bank Co., Ltd., Class A	2,726,800	12,352
	Bajaj Finserv, Ltd.	325,950	6,082

American Funds Insurance Series	47

International Fund (continued)

Common stocks (continued)		Shares	Value (000)
Financials (continued)	Allfunds Group PLC	974,588	$ 5,959
	China Pacific Insurance (Group) Co., Ltd., Class H	2,236,800	5,792
	ICICI Bank, Ltd.	485,000	5,543
	Futu Holdings, Ltd. (ADR)[1,2]	119,972	4,768

			640,833

Energy 8.64%	Reliance Industries, Ltd.	7,522,542	234,555
	Canadian Natural Resources, Ltd. (CAD denominated)	2,200,639	123,724
	Woodside Energy Group, Ltd.	3,071,566	71,133
	TotalEnergies SE	1,147,298	65,755
	Cenovus Energy, Inc. (CAD denominated)	3,289,364	55,868
	Neste OYJ	1,237,003	47,675
	Shell PLC (GBP denominated)	573,839	17,085

			615,795

Communication services 6.52%	Sea, Ltd., Class A (ADR)[1]	3,230,406	187,493
	Bharti Airtel, Ltd.	10,221,902	109,642
	Bharti Airtel, Ltd., interim shares	644,900	3,825
	Universal Music Group NV	1,717,633	38,162
	Informa PLC	3,630,108	33,463
	Tencent Holdings, Ltd.	705,800	30,041
	Ubisoft Entertainment SA1	800,864	22,637
	SoftBank Group Corp.	406,900	19,312
	Singapore Telecommunications, Ltd.	5,800,500	10,747
	Vivendi SE	811,801	7,484
	Yandex NV, Class A1	157,000	2,218

			465,024

Consumer staples 3.52%	Danone SA	878,392	53,825
	Kweichow Moutai Co., Ltd., Class A	218,023	50,837
	Seven & i Holdings Co., Ltd.	1,044,300	45,153
	Treasury Wine Estates, Ltd.	3,953,315	29,704
	Kobe Bussan Co., Ltd.	1,115,700	28,841
	JBS SA	3,640,000	13,273
	Essity Aktiebolag, Class B	331,455	8,822
	Nestlé SA	65,808	7,918
	Diageo PLC	177,187	7,601
	Pernod Ricard SA	22,974	5,076

			251,050

Utilities 1.38%	ENN Energy Holdings, Ltd.	7,292,228	91,129
	SembCorp Industries, Ltd.	1,647,600	7,012

			98,141

Real estate 0.60%	ESR Group, Ltd.	14,852,600	25,570
	China Resources Mixc Lifestyle Services, Ltd.	2,244,600	11,167
	Ayala Land, Inc.	14,181,500	6,251

			42,988

	Total common stocks (cost: $5,274,387,000)		6,839,195

Preferred securities 0.54%
Health care 0.29%	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	2,274,930	20,673

48	American Funds Insurance Series

International Fund (continued)

Preferred securities (continued)		Shares	Value (000)
Consumer discretionary 0.13%	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	76,781	$9,530

Financials 0.11%	Itaú Unibanco Holding SA, preferred nominative shares	1,308,816	7,768

Information technology 0.01%	Canva, Inc., Series A, noncumulative preferred shares[1,3,4]	422	516
	Canva, Inc., Series A-3, noncumulative preferred shares[1,3,4]	18	22
	Canva, Inc., Series A-4, noncumulative preferred shares[1,3,4]	1	1

			539

	Total preferred securities (cost: $55,332,000)		38,510

Rights & warrants 0.09%
Health care 0.09%	WuXi AppTec Co., Ltd., Class A, warrants, expire 11/21/2023[1,5]	729,706	6,285

	Total rights & warrants (cost: $8,772,000)		6,285

Short-term securities 2.77%

Money market investments 2.74%
	Capital Group Central Cash Fund 5.15%[6,7]	1,955,955	195,615

Money market investments purchased with collateral from securities on loan 0.03%
	Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[6,8]	1,699,039	1,699
	Capital Group Central Cash Fund 5.15%[6,7,8]	4,222	422
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[6,8]	175,418	176

			2,297

	Total short-term securities (cost: $197,855,000)		197,912

	Total investment securities 99.35% (cost: $5,536,346,000)		7,081,902
	Other assets less liabilities 0.65%		46,054

	Net assets 100.00%		$7,127,956

Investments in affiliates[7]

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)

Short-term securities 2.75%
Money market investments 2.74%
Capital Group Central Cash Fund 5.15%[6]	$306,023	$381,566	$492,024	$42	$8	$195,615	$5,681

Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 5.15%[6,8]	422					422	–	[9]

Total 2.75%				$42	$8	$196,037	$5,681

American Funds Insurance Series	49

International Fund (continued)

Restricted securities[4]

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Canva, Inc.[1,3]	8/26/2021-11/4/2021	$8,215	$5,885		.08%
Canva, Inc., Series A, noncumulative preferred shares[1,3]	11/4/2021	719	516	.01
Canva, Inc., Series A-3, noncumulative preferred shares[1,3]	11/4/2021	31	22	.00	[10]
Canva, Inc., Series A-4, noncumulative preferred shares[1,3]	11/4/2021	2	1	.00	[10]

Total		$8,967	$6,424		.09%

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $22,230,000, which represented ..31% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $6,424,000, which represented .09% of the net assets of the fund.

[5]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,285,000, which represented .09% of the net assets of the fund.

[6]	Rate represents the seven-day yield at 6/30/2023.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[10]	Amount less than .01%.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros GBP = British pounds

Refer to the notes to financial statements.

50	American Funds Insurance Series

New World Fund

Investment portfolio June 30, 2023	unaudited

Common stocks 90.65%		Shares	Value (000)
Financials 14.66%	Kotak Mahindra Bank, Ltd.	2,384,734	$53,703
	AIA Group, Ltd.	3,711,800	37,872
	HDFC Bank, Ltd.	1,726,442	35,870
	B3 SA - Brasil, Bolsa, Balcao	10,314,336	31,472
	Ping An Insurance (Group) Company of China, Ltd., Class H	3,647,344	23,369
	Capitec Bank Holdings, Ltd.	238,370	19,854
	AU Small Finance Bank, Ltd.	1,861,927	17,113
	Bank Central Asia Tbk PT	27,651,300	17,046
	ICICI Bank, Ltd.	909,991	10,401
	ICICI Bank, Ltd. (ADR)	280,339	6,470
	Nu Holdings, Ltd., Class A1	2,097,110	16,546
	Mastercard, Inc., Class A	41,629	16,373
	XP, Inc., Class A1	630,152	14,783
	Bank Mandiri (Persero) Tbk PT	35,224,400	12,334
	Visa, Inc., Class A	45,982	10,920
	Shriram Finance, Ltd.	482,099	10,203
	Bajaj Finance, Ltd.	104,921	9,181
	Eurobank Ergasias Services and Holdings SA1	5,195,798	8,564
	Discovery, Ltd.[1]	1,002,954	7,750
	UniCredit SpA	312,716	7,293
	Bank Rakyat Indonesia (Persero) Tbk PT	19,379,000	7,044
	Edenred SA	96,426	6,457
	Bank of the Philippine Islands	3,235,588	6,392
	China Merchants Bank Co., Ltd., Class H	1,387,500	6,310
	Bank of Baroda	2,620,540	6,100
	PagSeguro Digital, Ltd., Class A1	616,655	5,821
	Industrial and Commercial Bank of China, Ltd., Class H	10,655,000	5,687
	Erste Group Bank AG	160,960	5,652
	Bank of Ningbo Co., Ltd., Class A	1,461,600	5,109
	Banco Bilbao Vizcaya Argentaria, SA	661,833	5,103
	Axis Bank, Ltd.	383,495	4,628
	Alpha Services and Holdings SA1	2,455,612	4,026
	Canara Bank	1,089,787	4,024
	United Overseas Bank, Ltd.	160,000	3,317
	Bajaj Finserv, Ltd.	176,172	3,287
	China Pacific Insurance (Group) Co., Ltd., Class H	1,268,800	3,286
	Aon PLC, Class A	9,274	3,201
	Grupo Financiero Banorte, SAB de CV, Series O	380,087	3,136
	National Bank of Greece SA1	461,283	2,999
	Ngern Tid Lor PCL, foreign registered shares	4,337,950	2,846
	DBS Group Holdings, Ltd.	119,573	2,796
	East Money Information Co., Ltd., Class A	1,403,147	2,753
	Max Financial Services, Ltd.[1]	276,426	2,734
	Moody’s Corp.	7,817	2,718
	Piramal Enterprises, Ltd.	224,052	2,576
	Postal Savings Bank of China Co., Ltd., Class H	3,924,000	2,421
	Euronet Worldwide, Inc.[1]	19,369	2,273
	Hong Kong Exchanges and Clearing, Ltd.	58,600	2,229
	S&P Global, Inc.	5,172	2,073
	Prudential PLC	117,401	1,656
	China Construction Bank Corp., Class H	1,934,000	1,254
	Société Générale	38,740	1,008
	TISCO Financial Group PCL, foreign registered shares	314,900	865
	StoneCo, Ltd., Class A1	66,035	841
	PB Fintech, Ltd.[1]	91,463	780
	Türkiye Garanti Bankasi AS	525,956	652
	Akbank TAS	694,966	543
	Lufax Holding, Ltd. (ADR)	235,400	337
	Standard Bank Group, Ltd.	25,200	238

American Funds Insurance Series	51

New World Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Financials (continued)	Network International Holdings PLC[1]	44,787	$ 218
	Moscow Exchange MICEX-RTS PJSC[2]	438,203	–	[3]
	Sberbank of Russia PJSC[2]	2,662,164	–	[3]

			492,507

Information technology 13.31%	Microsoft Corp.	287,276	97,829
	Taiwan Semiconductor Manufacturing Company, Ltd.	3,651,000	68,038
	Broadcom, Inc.	39,912	34,621
	ASML Holding NV	47,468	34,361
	Apple, Inc.	114,469	22,204
	Wolfspeed, Inc.[1]	321,162	17,853
	SK hynix, Inc.	182,698	16,109
	NVIDIA Corp.	30,935	13,086
	Synopsys, Inc.[1]	26,832	11,683
	Tata Consultancy Services, Ltd.	268,866	10,848
	Keyence Corp.	22,600	10,688
	Micron Technology, Inc.	163,658	10,328
	SAP SE	57,592	7,864
	ASM International NV	17,927	7,624
	Cognizant Technology Solutions Corp., Class A	106,943	6,981
	Capgemini SE	35,356	6,698
	Infosys, Ltd. (ADR)	332,266	5,339
	Infosys, Ltd.	65,336	1,059
	Samsung Electronics Co., Ltd.	113,953	6,281
	Accenture PLC, Class A	19,360	5,974
	Tokyo Electron, Ltd.	40,000	5,728
	EPAM Systems, Inc.[1]	22,876	5,141
	NICE, Ltd. (ADR)[1]	22,182	4,581
	Xiamen Faratronic Co., Ltd., Class A	221,800	4,194
	Nokia Corp.	949,741	3,986
	TE Connectivity, Ltd.	25,325	3,550
	Applied Materials, Inc.	19,715	2,850
	Silergy Corp.	226,376	2,830
	MediaTek, Inc.	109,000	2,419
	Kingdee International Software Group Co., Ltd.[1]	1,800,000	2,417
	Trimble, Inc.[1]	39,778	2,106
	Coforge, Ltd.	33,028	1,901
	KLA Corp.	3,477	1,686
	Hamamatsu Photonics KK	32,400	1,591
	Logitech International SA4	26,456	1,573
	Globant SA1	7,546	1,356
	Atlassian Corp., Class A1	7,099	1,191
	Disco Corp.	6,300	997
	MKS Instruments, Inc.	7,581	819
	Canva, Inc.[1,2,5]	385	470
	Intel Corp.	3,575	120

			446,974

Industrials 13.04%	Airbus SE, non-registered shares	358,867	51,876
	General Electric Co.	222,693	24,463
	Larsen & Toubro, Ltd.	707,114	21,323
	Safran SA	135,073	21,222
	Shenzhen Inovance Technology Co., Ltd., Class A	2,238,574	19,811
	DSV A/S	93,966	19,775
	Copa Holdings, SA, Class A	166,717	18,436
	IMCD NV	125,558	18,060
	Carrier Global Corp.	337,420	16,773
	Rumo SA	3,573,255	16,567
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	3,188,388	13,316
	Grab Holdings, Ltd., Class A1	3,839,148	13,168

52	American Funds Insurance Series

New World Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Industrials (continued)	International Container Terminal Services, Inc.	3,562,350	$ 13,139
	Astra International Tbk PT	27,246,500	12,415
	Daikin Industries, Ltd.	50,800	10,370
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	422,047	7,575
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	10,485	1,874
	Caterpillar, Inc.	37,485	9,223
	ZTO Express (Cayman), Inc., Class A (ADR)	324,378	8,135
	InPost SA1	744,921	8,083
	TransDigm Group, Inc.	8,524	7,622
	CCR SA, ordinary nominative shares	2,313,906	6,790
	BAE Systems PLC	533,775	6,298
	Contemporary Amperex Technology Co., Ltd., Class A	189,564	5,986
	Thales SA	38,028	5,692
	Wizz Air Holdings PLC[1]	162,803	5,663
	Techtronic Industries Co., Ltd.	475,000	5,198
	Boeing Company[1]	24,171	5,104
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	570,564	5,054
	SMC Corp.	8,900	4,947
	Mitsui & Co., Ltd.	128,500	4,835
	Siemens AG	27,001	4,494
	TELUS International (Cda), Inc., subordinate voting shares[1,4]	284,781	4,323
	Interpump Group SpA	76,471	4,253
	Bharat Electronics, Ltd.	2,642,606	4,058
	Raytheon Technologies Corp.	38,466	3,768
	Spirax-Sarco Engineering PLC	20,921	2,756
	Legrand SA	27,553	2,733
	ABB, Ltd.	68,631	2,701
	Bureau Veritas SA	96,885	2,658
	Centre Testing International Group Co., Ltd.	927,496	2,492
	Epiroc AB, Class B	148,206	2,397
	Suzhou Maxwell Technologies Co., Ltd., Class A	99,660	2,324
	Hitachi, Ltd.	31,200	1,931
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	291,900	1,456
	GT Capital Holdings, Inc.	128,260	1,198
	Teleperformance SE4	6,774	1,137
	Haitian International Holdings, Ltd.	485,000	1,133
	Nidec Corp.	17,700	973
	Vicor Corp.[1]	15,480	836
	Schneider Electric SE	4,375	797
	Experian PLC	20,695	795

			438,006

Health care 12.15%	Novo Nordisk AS, Class B	450,956	72,836
	Eli Lilly and Company	89,943	42,182
	Thermo Fisher Scientific, Inc.	60,512	31,572
	Max Healthcare Institute, Ltd.[1]	4,252,406	31,107
	AstraZeneca PLC	207,534	29,727
	Abbott Laboratories	147,994	16,134
	Rede D’Or Sao Luiz SA	2,108,947	14,499
	Jiangsu Hengrui Medicine Co., Ltd., Class A	2,186,888	14,420
	EssilorLuxottica SA	66,832	12,648
	Danaher Corp.	46,548	11,172
	Revvity, Inc.	91,492	10,868
	Hypera SA, ordinary nominative shares	1,080,763	10,385
	BeiGene, Ltd. (ADR)[1]	53,513	9,541
	BeiGene, Ltd.[1]	42,200	577
	Laurus Labs, Ltd.	1,889,092	8,448
	GE HealthCare Technologies, Inc.	96,358	7,828
	WuXi Biologics (Cayman), Inc.[1]	1,594,600	7,684
	Bayer AG	129,367	7,152
	Innovent Biologics, Inc.[1]	1,616,373	6,138

American Funds Insurance Series	53

New World Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Health care (continued)	WuXi AppTec Co., Ltd., Class H	419,500	$ 3,370
	WuXi AppTec Co., Ltd., Class A	195,859	1,687
	Olympus Corp.	317,000	5,018
	Zoetis, Inc., Class A	28,522	4,912
	Siemens Healthineers AG	84,064	4,758
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	114,600	4,730
	Straumann Holding AG	27,463	4,460
	CSL, Ltd.	23,589	4,365
	Legend Biotech Corp. (ADR)[1]	61,586	4,251
	Zai Lab, Ltd. (ADR)[1]	144,629	4,011
	Pfizer, Inc.	82,783	3,036
	Align Technology, Inc.[1]	6,196	2,191
	Carl Zeiss Meditec AG, non-registered shares	19,100	2,065
	Mettler-Toledo International, Inc.[1]	1,375	1,803
	Asahi Intecc Co., Ltd.[4]	86,400	1,699
	Medtronic PLC	18,936	1,668
	Angelalign Technology, Inc.[4]	177,800	1,665
	CanSino Biologics, Inc., Class H4	441,296	1,479
	Teva Pharmaceutical Industries, Ltd. (ADR)[1]	196,284	1,478
	Shionogi & Co., Ltd.	32,900	1,390
	OdontoPrev SA	385,157	1,010
	Merck KGaA	5,502	910
	Genus PLC	27,174	748
	Alcon, Inc.	3,273	272
	Shandong Pharmaceutical Glass Co., Ltd., Class A	47,100	177

			408,071

Consumer discretionary 10.78%	LVMH Moët Hennessy-Louis Vuitton SE	64,564	60,931
	MercadoLibre, Inc.[1]	29,934	35,460
	Midea Group Co., Ltd., Class A	3,438,868	27,990
	Evolution AB	147,261	18,661
	Hermès International	7,881	17,145
	Galaxy Entertainment Group, Ltd.[1]	2,513,000	16,039
	Alibaba Group Holding, Ltd. (ADR)[1]	99,487	8,292
	Alibaba Group Holding, Ltd.[1]	683,672	7,110
	Trip.com Group, Ltd. (ADR)[1]	404,137	14,145
	adidas AG	59,310	11,503
	Jumbo SA	367,791	10,107
	Li Ning Co., Ltd.	1,756,501	9,499
	General Motors Company	236,850	9,133
	Tesla, Inc.[1]	30,852	8,076
	YUM! Brands, Inc.	56,802	7,870
	Titan Co., Ltd.	191,703	7,134
	Eicher Motors, Ltd.[1]	146,037	6,381
	Zhongsheng Group Holdings, Ltd.	1,654,000	6,355
	Kering SA	11,160	6,181
	Marriott International, Inc., Class A	33,133	6,086
	NIKE, Inc., Class B	53,555	5,911
	Amadeus IT Group SA, Class A, non-registered shares	72,348	5,516
	Naspers, Ltd., Class N	23,182	4,201
	Industria de Diseño Textil, SA	107,220	4,166
	Airbnb, Inc., Class A1	32,385	4,150
	H World Group, Ltd. (ADR)[1]	97,896	3,796
	IDP Education, Ltd.	240,057	3,550
	Ferrari NV (EUR denominated)	10,234	3,350
	Stellantis NV	178,203	3,137
	JD.com, Inc., Class A	178,531	3,037
	Maruti Suzuki India, Ltd.	23,836	2,849
	Sands China, Ltd.[1]	768,800	2,631
	Cie. Financière Richemont SA, Class A	15,317	2,599
	Melco Resorts & Entertainment, Ltd. (ADR)[1]	203,530	2,485

54	American Funds Insurance Series

New World Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)	InterContinental Hotels Group PLC	35,617	$ 2,460
	Aptiv PLC[1]	22,350	2,282
	Magazine Luiza SA1	2,749,107	1,935
	Shangri-La Asia, Ltd.[1]	2,130,000	1,631
	Inchcape PLC	158,322	1,565
	Renault SA	31,040	1,310
	Flutter Entertainment PLC[1]	6,201	1,248
	Levi Strauss & Co., Class A	82,394	1,189
	Booking Holdings, Inc.[1]	417	1,126
	Gree Electric Appliances, Inc. of Zhuhai, Class A	132,946	668
	MakeMyTrip, Ltd., non-registered shares[1]	18,674	504
	Cyrela Brazil Realty SA, ordinary nominative shares	108,930	458
	Americanas SA, ordinary nominative shares[1]	801,908	196
	Meituan, Class B1	5,521	87

			362,135

Materials 7.71%	Vale SA (ADR), ordinary nominative shares	1,491,477	20,016
	Vale SA, ordinary nominative shares	1,300,390	17,441
	First Quantum Minerals, Ltd.	1,317,192	31,161
	Freeport-McMoRan, Inc.	613,907	24,556
	Asian Paints, Ltd.	452,075	18,527
	Linde PLC	45,213	17,230
	Sika AG	51,771	14,808
	Albemarle Corp.	56,242	12,547
	Gerdau SA (ADR)	2,356,541	12,301
	Pidilite Industries, Ltd.	351,743	11,141
	Shin-Etsu Chemical Co., Ltd.	266,400	8,854
	CEMEX, SAB de CV (ADR), ordinary participation certificates, units[1]	1,247,606	8,833
	Barrick Gold Corp.	475,300	8,047
	LANXESS AG4	177,746	5,352
	Jindal Steel & Power, Ltd.[1]	724,643	5,145
	Wacker Chemie AG	31,798	4,364
	Givaudan SA	1,315	4,362
	Nutrien, Ltd. (CAD denominated)[4]	67,724	3,998
	Sociedad Química y Minera de Chile SA, Class B (ADR)	40,251	2,923
	Loma Negra Compania Industrial Argentina SA (ADR)	422,194	2,871
	Arkema SA	28,764	2,713
	Fresnillo PLC	290,007	2,248
	Shandong Sinocera Functional Material Co., Ltd., Class A	551,700	2,081
	Amcor PLC (CDI)	203,326	2,023
	Corteva, Inc.	33,900	1,943
	Wheaton Precious Metals Corp.	39,331	1,700
	Grupo México, SAB de CV, Series B	347,874	1,675
	BASF SE	32,586	1,582
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	263,900	1,499
	China Jushi Co., Ltd., Class A	714,543	1,396
	Glencore PLC	238,546	1,353
	CCL Industries, Inc., Class B, nonvoting shares	25,121	1,235
	Umicore SA	34,684	970
	DSM-Firmenich AG	8,226	885
	OCI NV	36,366	873
	Polymetal International PLC[1]	76,572	186
	Alrosa PJSC[2]	1,123,215	–	[3]

			258,839

Consumer staples 6.14%	Kweichow Moutai Co., Ltd., Class A	117,807	27,469
	ITC, Ltd.	3,962,060	21,837
	Varun Beverages, Ltd.	1,341,512	13,159
	Bunge, Ltd.	126,566	11,942
	Nestlé SA	97,530	11,735

American Funds Insurance Series	55

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)	Arca Continental, SAB de CV	898,100	$ 9,231
	Constellation Brands, Inc., Class A	37,226	9,162
	Ajinomoto Co., Inc.	211,399	8,417
	Monster Beverage Corp.[1]	144,515	8,301
	Carlsberg A/S, Class B	46,686	7,465
	Raia Drogasil SA, ordinary nominative shares	1,190,042	7,357
	Philip Morris International, Inc.	68,636	6,700
	Pernod Ricard SA	28,656	6,331
	Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	2,794,663	6,216
	Anheuser-Busch InBev SA/NV	92,587	5,244
	DINO POLSKA SA, non-registered shares[1]	44,368	5,184
	Avenue Supermarts, Ltd.[1]	93,053	4,419
	British American Tobacco PLC	126,241	4,188
	Dabur India, Ltd.	513,024	3,587
	Uni-Charm Corp.	83,800	3,105
	Japan Tobacco, Inc.[4]	131,700	2,887
	L’Oréal SA, non-registered shares	5,963	2,783
	Mondelez International, Inc.	32,758	2,389
	Essity Aktiebolag, Class B	89,027	2,370
	JBS SA	564,954	2,060
	Danone SA	33,298	2,040
	United Spirits, Ltd.[1]	149,299	1,663
	Kao Corp.[4]	43,100	1,561
	Proya Cosmetics Co., Ltd., Class A	97,468	1,512
	JD Health International, Inc.[1]	233,200	1,478
	Reckitt Benckiser Group PLC	18,928	1,422
	Foshan Haitian Flavouring and Food Co., Ltd., Class A	219,115	1,413
	Wuliangye Yibin Co., Ltd., Class A	51,771	1,169
	BIM Birlesik Magazalar AS, non-registered shares	50,288	330
	X5 Retail Group NV (GDR)[1,2]	88,147	–	[3]

			206,126

Communication services 6.00%	Alphabet, Inc., Class C1	163,025	19,721
	Alphabet, Inc., Class A1	80,681	9,658
	Bharti Airtel, Ltd.	2,238,316	24,009
	Bharti Airtel, Ltd., interim shares	80,154	475
	Tencent Holdings, Ltd.	483,400	20,575
	MTN Group, Ltd.	2,757,235	20,288
	Meta Platforms, Inc., Class A1	56,343	16,169
	Sea, Ltd., Class A (ADR)[1]	272,125	15,794
	Netflix, Inc.[1]	27,579	12,148
	NetEase, Inc.	353,200	6,864
	NetEase, Inc. (ADR)	26,335	2,546
	América Móvil, SAB de CV, Class B (ADR)	418,548	9,057
	Telefónica, SA, non-registered shares	1,960,258	7,952
	TIM SA	1,807,873	5,520
	Vodafone Group PLC	4,409,965	4,161
	Activision Blizzard, Inc.[1]	46,218	3,896
	Singapore Telecommunications, Ltd.	2,093,400	3,879
	Indus Towers, Ltd.[1]	1,660,068	3,329
	Yandex NV, Class A1	229,738	3,246
	Informa PLC	288,172	2,656
	Saudi Telecom Co., non-registered shares	217,720	2,526
	Telefônica Brasil SA, ordinary nominative shares	211,900	1,915
	JCDecaux SE1	88,804	1,761
	SoftBank Group Corp.	35,900	1,704
	Telkom Indonesia (Persero) Tbk PT, Class B	5,851,700	1,562

			201,411

56	American Funds Insurance Series

New World Fund (continued)

Common stocks (continued)		Shares	Value (000)
Energy 3.88%	Reliance Industries, Ltd.	1,260,037	$ 39,288
	TotalEnergies SE	413,905	23,722
	Baker Hughes Co., Class A	366,859	11,596
	Exxon Mobil Corp.	78,782	8,449
	Woodside Energy Group, Ltd.	284,002	6,577
	Hess Corp.	41,002	5,574
	New Fortress Energy, Inc., Class A	192,707	5,161
	Cheniere Energy, Inc.	32,638	4,973
	BP PLC	822,878	4,821
	Saudi Arabian Oil Co.	523,194	4,502
	Chevron Corp.	23,778	3,742
	Schlumberger NV	74,972	3,683
	TechnipFMC PLC[1]	166,307	2,764
	Shell PLC (GBP denominated)	85,118	2,534
	Borr Drilling, Ltd.[1]	129,674	977
	Borr Drilling, Ltd. (NOK denominated)[1,4]	131,769	964
	INPEX Corp.[4]	48,100	536
	Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	23,280	322
	Gazprom PJSC[2]	945,858	–	[3]
	Rosneft Oil Co. PJSC[2]	588,661	–	[3]

			130,185

Real estate 1.75%	Macrotech Developers, Ltd.	2,512,414	20,850
	China Resources Mixc Lifestyle Services, Ltd.	1,386,800	6,900
	Aliansce Sonae Shopping Centers SA, ordinary nominative shares	1,284,655	6,614
	American Tower Corp. REIT	30,171	5,851
	CK Asset Holdings, Ltd.	1,014,500	5,630
	ESR Group, Ltd.	2,662,800	4,584
	Longfor Group Holdings, Ltd.	1,191,500	2,918
	KE Holdings, Inc., Class A (ADR)[1]	158,053	2,347
	CTP NV	134,007	1,740
	Country Garden Services Holdings Co., Ltd.	722,000	933
	Sun Hung Kai Properties, Ltd.	24,500	309
	Ayala Land, Inc.	195,600	86

			58,762

Utilities 1.23%	ENN Energy Holdings, Ltd.	1,757,800	21,967
	AES Corp.	398,987	8,271
	Power Grid Corporation of India, Ltd.	1,366,963	4,252
	China Resources Gas Group, Ltd.	827,600	2,837
	Enel SpA	360,828	2,431
	Engie SA	98,876	1,645
	China Gas Holdings, Ltd.	67,400	77

			41,480

	Total common stocks (cost: $2,170,787,000)		3,044,496

Preferred securities 0.77%
Financials 0.30%	Banco Bradesco SA, preferred nominative shares	1,678,812	5,768
	Itaú Unibanco Holding SA (ADR), preferred nominative shares	449,520	2,652
	Itaú Unibanco Holding SA, preferred nominative shares	307,303	1,824

			10,244

Consumer discretionary 0.27%	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	42,282	5,248
	Getir BV, Series D, preferred shares[1,2,5]	7,768	3,735

			8,983

American Funds Insurance Series	57

New World Fund (continued)

Preferred securities (continued)		Shares	Value (000)
Real estate 0.17%	QuintoAndar, Ltd., Series E, preferred shares[1,2,5]	32,657	$ 4,694
	QuintoAndar, Ltd., Series E-1, preferred shares[1,2,5]	8,400	1,207

			5,901

Health care 0.02%	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	59,284	539

Industrials 0.01%	GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[1]	129,359	356

Information technology 0.00%	Canva, Inc., Series A, noncumulative preferred shares[1,2,5]	34	42
	Canva, Inc., Series A-3, noncumulative preferred shares[1,2,5]	1	1

			43

	Total preferred securities (cost: $23,863,000)		26,066

Rights & warrants 0.04%
Consumer discretionary 0.03%	Midea Group Co., Ltd., Class A, warrants, expire 2/26/2024[1,6]	128,407	1,045
	Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[1]	37,386	52

			1,097

Materials 0.01%	Shandong Sinocera Functional Material Co., Ltd., Class A, warrants, expire 10/30/2023[1,6]	43,474	164

	Total rights & warrants (cost: $1,148,000)		1,261

Bonds, notes & other debt instruments 3.99%		Principal amount (000)

Bonds & notes of governments & government agencies outside the U.S. 3.42%
	Abu Dhabi (Emirate of) 1.70% 3/2/2031[6]	USD550	458
	Angola (Republic of) 9.50% 11/12/2025	200	196
	Angola (Republic of) 8.25% 5/9/2028	500	445
	Angola (Republic of) 8.00% 11/26/2029[6]	445	378
	Angola (Republic of) 8.75% 4/14/2032[6]	280	236
	Argentine Republic 1.00% 7/9/2029	32	10
	Argentine Republic 0.50% 7/9/2030 (0.75% on 7/9/2023)[7]	2,341	783
	Argentine Republic 1.50% 7/9/2035 (3.625% on 7/9/2023)[7]	2,217	667
	Argentine Republic 3.875% 1/9/2038 (4.25% on 7/9/2023)[7]	1,091	387
	Argentine Republic 3.50% 7/9/2041 (4.875% on 7/9/2029)[7]	2,909	939
	Brazil (Federative Republic of) 0% 1/1/2024	BRL7,600	1,495
	Brazil (Federative Republic of) 10.00% 1/1/2025	5,739	1,185
	Brazil (Federative Republic of) 0% 7/1/2025	5,900	1,012
	Brazil (Federative Republic of) 10.00% 1/1/2027	10,669	2,216
	Brazil (Federative Republic of) 6.00% 5/15/2027[8]	29,914	6,434
	Brazil (Federative Republic of) 10.00% 1/1/2029	9,650	1,972
	Brazil (Federative Republic of) 10.00% 1/1/2031	8,986	1,826
	Brazil (Federative Republic of) 10.00% 1/1/2033	14,603	2,941
	Brazil (Federative Republic of) 6.00% 8/15/2050[8]	1,626	365
	Chile (Republic of) 6.00% 4/1/2033	CLP1,170,000	1,546
	Chile (Republic of) 4.34% 3/7/2042	USD350	312
	China (People’s Republic of), Series INBK, 2.89% 11/18/2031	CNY34,530	4,815
	China (People’s Republic of), Series INBK, 2.88% 2/25/2033	11,700	1,639
	China (People’s Republic of), Series INBK, 3.72% 4/12/2051	32,980	5,071
	China (People’s Republic of), Series INBK, 3.12% 10/25/2052	3,570	498
	Colombia (Republic of) 4.50% 1/28/2026	USD280	267

58	American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)
Colombia (Republic of) 3.25% 4/22/2032	USD700	$ 520
Colombia (Republic of) 5.625% 2/26/2044	520	389
Colombia (Republic of) 5.20% 5/15/2049	755	521
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP2,927,200	592
Colombia (Republic of), Series B, 13.25% 2/9/2033	11,839,900	3,332
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	128
Czech Republic 1.25% 2/14/2025	CZK32,530	1,400
Dominican Republic 8.625% 4/20/2027[6]	USD575	601
Dominican Republic 5.50% 2/22/2029[6]	275	258
Dominican Republic 11.375% 7/6/2029	DOP12,800	252
Dominican Republic 7.05% 2/3/2031[6]	USD150	150
Dominican Republic 13.625% 2/3/2033	DOP9,000	203
Dominican Republic 7.45% 4/30/2044[6]	USD1,125	1,105
Dominican Republic 7.45% 4/30/2044	1,000	982
Dominican Republic 5.875% 1/30/2060[6]	280	218
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR550	334
Egypt (Arab Republic of) 8.50% 1/31/2047	USD400	214
Egypt (Arab Republic of) 8.875% 5/29/2050	455	246
Egypt (Arab Republic of) 8.75% 9/30/2051	500	271
Egypt (Arab Republic of) 8.15% 11/20/2059[6]	500	260
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024	640	444
Gabonese Republic 7.00% 11/24/2031	300	239
Ghana (Republic of) 7.75% 4/7/2029[6,9]	1,125	484
Ghana (Republic of) 8.125% 3/26/2032[9]	1,280	553
Honduras (Republic of) 6.25% 1/19/2027	1,365	1,246
Honduras (Republic of) 5.625% 6/24/2030	678	550
Honduras (Republic of) 5.625% 6/24/2030[6]	281	228
Hungary (Republic of) 6.25% 9/22/2032[6]	330	339
Hungary (Republic of), Series B, 3.00% 6/26/2024	HUF259,900	708
Hungary (Republic of), Series A, 6.75% 10/22/2028	519,260	1,462
Indonesia (Republic of) 6.625% 2/17/2037	USD300	343
Indonesia (Republic of) 7.125% 6/15/2038	IDR32,478,000	2,297
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	47,130,000	3,209
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	12,900,000	896
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	27,200,000	1,910
International Bank for Reconstruction and Development 6.85% 4/24/2028	INR78,000	950
Kenya (Republic of) 6.875% 6/24/2024	USD400	381
Kenya (Republic of) 8.25% 2/28/2048[6]	845	649
Malaysia (Federation of), Series 0119, 3.906% 7/15/2026	MYR3,240	702
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	2,095	451
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	4,280	901
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	6,176	1,452
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD940	932
Mongolia (State of) 8.75% 3/9/2024	370	373
Mongolia (State of) 4.45% 7/7/2031	300	233
Morocco (Kingdom of) 5.95% 3/8/2028[6]	255	258
Mozambique (Republic of) 5.00% 9/15/2031 (9.00% on 9/15/2023)[7]	880	671
Oman (Sultanate of) 5.375% 3/8/2027	380	374
Oman (Sultanate of) 6.25% 1/25/2031[6]	200	203
Oman (Sultanate of) 6.75% 1/17/2048	850	819
Oman (Sultanate of) 7.00% 1/25/2051	600	596
Panama (Republic of) 3.75% 4/17/2026	100	98
Panama (Republic of) 4.50% 4/16/2050	200	156
Panama (Republic of) 4.30% 4/29/2053	400	299
Panama (Republic of) 6.853% 3/28/2054	590	615
Panama (Republic of) 4.50% 1/19/2063	200	147
Paraguay (Republic of) 4.95% 4/28/2031	320	308
Peru (Republic of) 3.00% 1/15/2034	225	188
Peru (Republic of) 6.55% 3/14/2037	1,070	1,203
Peru (Republic of) 3.55% 3/10/2051	370	278
Peru (Republic of) 2.78% 12/1/2060	365	224

American Funds Insurance Series	59

New World Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)
	PETRONAS Capital, Ltd. 4.55% 4/21/2050[6]	USD400	$368
	Philippines (Republic of) 6.375% 10/23/2034	145	162
	Philippines (Republic of) 3.95% 1/20/2040	500	431
	Poland (Republic of) 4.875% 10/4/2033	560	551
	Poland (Republic of), Series 0726, 2.50% 7/25/2026	PLN8,510	1,910
	Qatar (State of) 4.50% 4/23/2028	USD600	601
	Qatar (State of) 4.50% 4/23/2028[6]	450	451
	Romania 2.00% 1/28/2032	EUR1,375	1,105
	Romania 2.00% 4/14/2033	300	232
	Romania 5.125% 6/15/2048[6]	USD500	428
	Russian Federation 5.10% 3/28/2035[9]	1,600	672
	Russian Federation 5.25% 6/23/2047[2,9]	1,200	72
	Saudi Arabia (Kingdom of) 4.75% 1/18/2028[6]	630	625
	Senegal (Republic of) 4.75% 3/13/2028	EUR950	895
	South Africa (Republic of) 5.875% 4/20/2032	USD400	355
	South Africa (Republic of), Series R-213, 7.00% 2/28/2031	ZAR57,197	2,434
	South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	55,948	2,437
	South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	26,540	1,085
	Sri Lanka (Democratic Socialist Republic of) 6.125% 6/3/2025[9]	USD450	215
	Sri Lanka (Democratic Socialist Republic of) 6.85% 11/3/2025[9]	1,170	558
	Sri Lanka (Democratic Socialist Republic of) 6.825% 7/18/2026[9]	1,270	602
	Sri Lanka (Democratic Socialist Republic of) 7.55% 3/28/2030[9]	471	217
	Thailand (Kingdom of) 2.875% 12/17/2028	THB15,532	451
	Thailand (Kingdom of) 3.45% 6/17/2043	18,658	558
	Tunisia (Republic of) 5.625% 2/17/2024	EUR1,150	1,043
	Tunisia (Republic of) 5.75% 1/30/2025	USD425	284
	Turkey (Republic of) 9.875% 1/15/2028	200	204
	Turkey (Republic of) 11.875% 1/15/2030	500	575
	Ukraine 8.994% 2/1/2026[9]	600	152
	Ukraine 7.75% 9/1/2029[9]	2,328	564
	Ukraine 9.75% 11/1/2030[9]	900	225
	Ukraine 7.375% 9/25/2034[9]	2,180	510
	United Mexican States 4.75% 3/8/2044	1,090	936
	United Mexican States 3.75% 4/19/2071	200	134
	United Mexican States, Series M, 7.50% 6/3/2027	MXN20,360	1,132
	United Mexican States, Series M20, 8.50% 5/31/2029	49,359	2,858
	United Mexican States, Series M, 7.75% 5/29/2031	114,879	6,352
	United Mexican States, Series M, 7.50% 5/26/2033	63,500	3,418
	Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[9]	USD64	4
	Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[9]	1,149	69
	Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[9]	950	59
	Venezuela (Bolivarian Republic of) 12.75% 8/23/2022[9]	85	8
	Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[9]	299	28
	Venezuela (Bolivarian Republic of) 7.65% 4/21/2025[9]	129	11
	Venezuela (Bolivarian Republic of) 11.75% 10/21/2026[9]	64	6
	Venezuela (Bolivarian Republic of) 9.25% 9/15/2027[9]	170	15
	Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[9]	319	29
	Venezuela (Bolivarian Republic of) 11.95% 8/5/2031[9]	106	10
	Venezuela (Bolivarian Republic of) 9.00% 5/7/2033[9]	1,383	124
	Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[9]	107	9

			114,612

Corporate bonds, notes & loans 0.49%
Energy 0.12%	AI Candelaria (Spain), SLU 7.50% 12/15/2028	323	303
	Oleoducto Central SA 4.00% 7/14/2027[6]	255	224
	Oleoducto Central SA 4.00% 7/14/2027	200	175
	Petrobras Global Finance BV 6.85% 6/5/2115	314	274
	Petroleos Mexicanos 6.875% 8/4/2026	2,585	2,416

60	American Funds Insurance Series

New World Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Energy (continued)	Petrorio Luxembourg SARL 6.125% 6/9/2026	USD200	$192
	PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	179
	Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[6]	630	442

			4,205

Financials 0.08%	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[7]	800	679
	BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[6,7]	340	341
	CMB International Leasing Management, Ltd. 2.75% 8/12/2030	500	409
	HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[6,7]	600	521
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[7]	600	622

			2,572

Utilities 0.08%	AES Panama Generation Holdings SRL 4.375% 5/31/2030[6]	278	237
	Empresas Publicas de Medellin ESP 4.25% 7/18/2029[6]	412	325
	Enfragen Energia Sur SA 5.375% 12/30/2030	969	630
	State Grid Europe Development (2014) Public, Ltd. Co. 3.125% 4/7/2025	1,400	1,344

			2,536

Communication services 0.06%	América Móvil, SAB de CV 9.50% 1/27/2031	MXN17,000	984
	Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	USD357	250
	PLDT, Inc. 2.50% 1/23/2031	210	173
	Tencent Holdings, Ltd. 3.975% 4/11/2029	400	372
	Tencent Holdings, Ltd. 3.24% 6/3/2050[6]	580	381

			2,160

Consumer discretionary 0.06%	Alibaba Group Holding, Ltd. 4.20% 12/6/2047	600	472
	Alibaba Group Holding, Ltd. 3.15% 2/9/2051	410	266
	Arcos Dorados BV 6.125% 5/27/2029	450	438
	Meituan 3.05% 10/28/2030[6]	400	317
	MercadoLibre, Inc. 3.125% 1/14/2031	400	319
	Sands China, Ltd. 4.875% 6/18/2030	220	196

			2,008

Materials 0.04%	Braskem Idesa SAPI 7.45% 11/15/2029	775	521
	Braskem Idesa SAPI 7.45% 11/15/2029[6]	300	202
	GC Treasury Center Co., Ltd. 4.40% 3/30/2032[6]	230	208
	Sasol Financing USA, LLC 5.875% 3/27/2024	500	494

			1,425

Consumer staples 0.03%	MARB BondCo PLC 3.95% 1/29/2031	520	373
	NBM US Holdings, Inc. 7.00% 5/14/2026[5]	200	194
	NBM US Holdings, Inc. 6.625% 8/6/2029[5]	420	385

			952

Health care 0.01%	Rede D’Or Finance SARL 4.50% 1/22/2030	480	409

American Funds Insurance Series	61

New World Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Industrials 0.01%	Mexico City Airport Trust 4.25% 10/31/2026	USD200	$ 193

	Total corporate bonds, notes & loans		16,460

U.S. Treasury bonds & notes 0.08%
U.S. Treasury 0.08%	U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.015%) 5.234% 1/31/2024[10,11]	2,730	2,730

	Total bonds, notes & other debt instruments (cost: $144,225,000)		133,802

Short-term securities 4.35%		Shares

Money market investments 4.23%
	Capital Group Central Cash Fund 5.15%[12,13]	1,420,041	142,018

Money market investments purchased with collateral from securities on loan 0.10%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[12,14]	2,309,977	2,310
	Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[12,14]	1,163,631	1,163

			3,473

	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.02%
Sri Lanka (Democratic Socialist Republic of) 11/17/2023	17.046%	LKR97,000	293
Sri Lanka (Democratic Socialist Republic of) 8/11/2023	17.592	123,000	392

			685

Total short-term securities (cost: $146,127,000)			146,176

Total investment securities 99.80% (cost: $2,486,150,000)			3,351,801
Other assets less liabilities 0.20%			6,712

Net assets 100.00%			$3,358,513

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	76	September 2023	USD15,454	$(192)
10 Year Euro-Bund Futures	Short	11	September 2023	(1,605)	21
10 Year Ultra U.S. Treasury Note Futures	Short	62	September 2023	(7,343)	65
30 Year Ultra U.S. Treasury Bond Futures	Long	7	September 2023	953	18

					$(88)

62	American Funds Insurance Series

New World Fund (continued)

Forward currency contracts

						Unrealized
						appreciation
Contract amount						(depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2023 (000)

MXN	1,185	USD	68	HSBC Bank	7/10/2023	$ 1
COP	939,260	USD	225	Goldman Sachs	7/10/2023	–	[3]
USD	20	MXN	340	UBS AG	7/10/2023	–	[3]
ZAR	1,097	USD	58	Barclays Bank PLC	7/10/2023	–	[3]
MXN	7,650	USD	448	UBS AG	7/10/2023	(2)
USD	34	ZAR	665	Morgan Stanley	7/10/2023	(2)
INR	38,972	USD	472	Standard Chartered Bank	7/17/2023	2
INR	16,075	USD	195	HSBC Bank	7/17/2023	–	[3]
USD	1,451	EUR	1,322	Morgan Stanley	7/24/2023	6
USD	1,863	EUR	1,696	UBS AG	7/25/2023	10
USD	999	MXN	17,145	Bank of America	7/26/2023	3
BRL	1,195	USD	244	Goldman Sachs	8/4/2023	4
PLN	8,045	USD	1,907	JPMorgan Chase	8/30/2023	66
HUF	504,380	USD	1,419	Citibank	8/30/2023	35
CZK	21,025	USD	951	Citibank	8/30/2023	12
USD	2,409	MYR	11,100	Standard Chartered Bank	9/8/2023	9
USD	1,147	MYR	5,265	Standard Chartered Bank	9/8/2023	9
MYR	350	USD	76	Standard Chartered Bank	9/8/2023	(1)
USD	1,018	IDR	15,000,000	Citibank	11/8/2023	23
USD	733	BRL	4,100	Citibank	1/2/2024	(99)

						$ 76

Investments in affiliates[13]

	Value of				Net	Net	Value of
	affiliates at				realized	unrealized	affiliates at	Dividend
	1/1/2023	Additions	Reductions		gain	appreciation	6/30/2023	income
	(000)	(000)	(000)		(000)	(000)	(000)	(000)

Short-term securities 4.23%
Money market investments 4.23%
Capital Group Central Cash Fund 5.15%[12]	$167,328	$182,651	$207,989		$11	$17	$142,018	$4,211

Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.15%[12]	86		86	[15]			–	–	[16]

Total 4.23%					$11	$17	$142,018	$4,211

Restricted securities[5]
	Acquisition date(s)		Cost (000)			Value (000)		Percent of net assets
QuintoAndar, Ltd., Series E, preferred shares[1,2]	5/26/2021		$5,258			$4,694		.14%
QuintoAndar, Ltd., Series E-1, preferred shares[1,2]	12/20/2021		1,716			1,207		.04
Getir BV, Series D, preferred shares[1,2]	5/27/2021		3,500			3,735		.11
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022		405			385		.01
NBM US Holdings, Inc. 7.00% 5/14/2026	5/16/2023		191			194		.01
Canva, Inc.[1,2]	8/26/2021-11/4/2021		656			470		.01
Canva, Inc., Series A, noncumulative preferred shares[1,2]	11/4/2021		58			42		.00	[17]
Canva, Inc., Series A-3, noncumulative preferred shares[1,2]	11/4/2021		2			1		.00	[17]

Total			$11,786			$10,728		.32%

American Funds Insurance Series	63

New World Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]

All or a portion of this security was on loan. The total value of all such securities was $11,128,000, which represented ..33% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[5]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $10,728,000, which represented .32% of the net assets of the fund.

[6]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,104,000, which represented .36% of the net assets of the fund.

[7]	Step bond; coupon rate may change at a later date.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Scheduled interest and/or principal payment was not received.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $207,000, which represented .01% of the net assets of the fund.
[11]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[12]	Rate represents the seven-day yield at 6/30/2023.
[13]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[14]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[15]	Represents net activity. Refer to Note 5 for more information on securities lending.
[16]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[17]	Amount less than .01%.

Key to abbreviations

ADR = American Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

CLP = Chilean pesos

CNY = Chinese yuan

COP = Colombian pesos

CZK = Czech korunas

DOP = Dominican pesos

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

HUF = Hungarian forints

IDR = Indonesian rupiah

INR = Indian rupees

LKR = Sri Lankan rupees

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

PLN = Polish zloty

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

THB = Thai baht

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

64	American Funds Insurance Series

Washington Mutual Investors Fund
Investment portfolio June 30, 2023	unaudited

Common stocks 95.85%		Shares	Value (000)
Information technology 20.88%	Broadcom, Inc.	737,213	$639,481
	Microsoft Corp.	1,807,071	615,380
	Apple, Inc.	822,944	159,626
	ASML Holding NV (New York registered) (ADR)	168,682	122,252
	Intel Corp.	2,617,286	87,522
	TE Connectivity, Ltd.	506,250	70,956
	Applied Materials, Inc.	381,522	55,145
	SAP SE (ADR)	399,441	54,647
	Motorola Solutions, Inc.	156,536	45,909
	Oracle Corp.	367,639	43,782
	KLA Corp.	72,251	35,043
	Salesforce, Inc.[1]	139,495	29,470
	NetApp, Inc.	362,489	27,694
	QUALCOMM, Inc.	200,387	23,854
	Texas Instruments, Inc.	131,807	23,728
	Synopsys, Inc.[1]	45,829	19,954
	Cadence Design Systems, Inc.[1]	39,031	9,154
	Analog Devices, Inc.	28,186	5,491
	Micron Technology, Inc.	80,504	5,081
	Ciena Corp.[1]	17,550	746

			2,074,915

Health care 16.76%	UnitedHealth Group, Inc.	670,455	322,247
	Eli Lilly and Company	420,799	197,346
	Johnson & Johnson	936,932	155,081
	AstraZeneca PLC (ADR)	1,669,157	119,462
	AbbVie, Inc.	845,851	113,962
	Pfizer, Inc.	3,072,899	112,714
	Humana, Inc.	218,264	97,592
	Gilead Sciences, Inc.	1,261,158	97,197
	Danaher Corp.	293,360	70,406
	Abbott Laboratories	506,208	55,187
	Elevance Health, Inc.	110,532	49,108
	CVS Health Corp.	678,148	46,880
	Bristol-Myers Squibb Company	658,323	42,100
	Vertex Pharmaceuticals, Inc.[1]	111,833	39,355
	Merck & Co., Inc.	189,754	21,896
	Thermo Fisher Scientific, Inc.	38,181	19,921
	Regeneron Pharmaceuticals, Inc.[1]	25,933	18,634
	Novo Nordisk AS, Class B (ADR)	108,860	17,617
	Zoetis, Inc., Class A	100,233	17,261
	Edwards Lifesciences Corp.[1]	135,556	12,787
	Molina Healthcare, Inc.[1]	37,656	11,344
	The Cigna Group	32,974	9,253
	Becton, Dickinson and Co.	23,003	6,073
	ResMed, Inc.	24,754	5,409
	Baxter International, Inc.	114,187	5,202
	Sanofi (ADR)	36,949	1,992

			1,666,026

Financials 13.83%	Marsh & McLennan Companies, Inc.	1,320,030	248,271
	JPMorgan Chase & Co.	958,018	139,334
	CME Group, Inc., Class A	576,563	106,831
	BlackRock, Inc.	149,685	103,453
	Chubb, Ltd.	441,856	85,084
	Visa, Inc., Class A	353,109	83,856
	Wells Fargo & Company	1,640,661	70,024
	Mastercard, Inc., Class A	144,219	56,721
	Discover Financial Services	463,236	54,129
	S&P Global, Inc.	111,492	44,696

American Funds Insurance Series	65

Washington Mutual Investors Fund (continued)

Common stocks (continued)		Shares	Value (000)
Financials (continued)	Blackstone, Inc.	427,289	$ 39,725
	Morgan Stanley	450,953	38,512
	Capital One Financial Corp.	342,552	37,465
	Apollo Asset Management, Inc.	443,289	34,049
	KKR & Co., Inc.	600,824	33,646
	Brookfield Asset Management, Ltd., Class A	832,644	27,169
	Aon PLC, Class A	75,142	25,939
	Intercontinental Exchange, Inc.	210,505	23,804
	Citizens Financial Group, Inc.	856,604	22,340
	Nasdaq, Inc.	421,309	21,002
	Goldman Sachs Group, Inc.	53,799	17,352
	Canadian Imperial Bank of Commerce	314,869	13,439
	Arthur J. Gallagher & Co.	56,363	12,376
	The Carlyle Group, Inc.	291,631	9,318
	Bank of America Corp.	306,789	8,802
	KeyCorp	823,999	7,614
	Fidelity National Information Services, Inc.	115,515	6,319
	Progressive Corp.	14,654	1,940
	Charles Schwab Corp.	19,606	1,111

			1,374,321

Industrials 11.09%	Northrop Grumman Corp.	392,665	178,977
	CSX Corp.	3,018,858	102,943
	Caterpillar, Inc.	411,115	101,155
	Raytheon Technologies Corp.	980,036	96,004
	Boeing Company[1]	301,180	63,597
	Union Pacific Corp.	267,774	54,792
	Lockheed Martin Corp.	92,475	42,574
	Paychex, Inc.	375,340	41,989
	L3Harris Technologies, Inc.	208,280	40,775
	General Electric Co.	300,152	32,972
	Norfolk Southern Corp.	139,188	31,562
	Equifax, Inc.	129,553	30,484
	Waste Connections, Inc.	206,801	29,558
	Carrier Global Corp.	574,980	28,582
	ABB, Ltd. (ADR)[2]	710,074	27,870
	Honeywell International, Inc.	107,338	22,273
	United Parcel Service, Inc., Class B	123,077	22,062
	Robert Half International, Inc.	281,341	21,163
	Rockwell Automation	59,734	19,679
	Johnson Controls International PLC	195,711	13,336
	PACCAR, Inc.	157,552	13,179
	Republic Services, Inc.	75,257	11,527
	BAE Systems PLC (ADR)[2]	227,638	10,918
	Huntington Ingalls Industries, Inc.	47,307	10,767
	Southwest Airlines Co.	259,907	9,411
	Delta Air Lines, Inc.	189,145	8,992
	HEICO Corp.	46,818	8,284
	Air Lease Corp., Class A	155,159	6,493
	Broadridge Financial Solutions, Inc.	38,963	6,453
	RELX PLC (ADR)	186,041	6,219
	FedEx Corp.	22,317	5,532
	Waste Management, Inc.	11,150	1,934

			1,102,056

Consumer staples 8.58%	Philip Morris International, Inc.	1,726,204	168,512
	Archer Daniels Midland Company	1,110,316	83,895
	Target Corp.	609,982	80,457
	Keurig Dr Pepper, Inc.	2,247,850	70,290
	Altria Group, Inc.	1,317,703	59,692

66	American Funds Insurance Series

Washington Mutual Investors Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)	Dollar General Corp.	272,626	$ 46,286
	Procter & Gamble Company	274,309	41,624
	Kraft Heinz Company	1,121,765	39,823
	Constellation Brands, Inc., Class A	141,911	34,928
	Costco Wholesale Corp.	60,997	32,839
	Reckitt Benckiser Group PLC (ADR)[2]	2,132,114	32,387
	Hormel Foods Corp.	681,076	27,393
	Nestlé SA (ADR)	227,484	27,378
	General Mills, Inc.	340,811	26,140
	Mondelez International, Inc.	281,163	20,508
	British American Tobacco PLC (ADR)	604,417	20,067
	Church & Dwight Co., Inc.	149,274	14,962
	Walgreens Boots Alliance, Inc.	316,943	9,030
	Danone (ADR)	694,054	8,530
	Kimberly-Clark Corp.	55,541	7,668

			852,409

Consumer discretionary 7.09%	Home Depot, Inc.	560,199	174,020
	YUM! Brands, Inc.	782,244	108,380
	Darden Restaurants, Inc.	501,843	83,848
	General Motors Company	1,881,616	72,555
	TJX Companies, Inc.	469,607	39,818
	NIKE, Inc., Class B	346,275	38,218
	D.R. Horton, Inc.	278,964	33,947
	Wynn Resorts, Ltd.	238,444	25,182
	Lennar Corp., Class A	198,427	24,865
	Royal Caribbean Cruises, Ltd.[1]	228,574	23,712
	Chipotle Mexican Grill, Inc.[1]	8,776	18,772
	Tractor Supply Co.	69,721	15,415
	Starbucks Corp.	116,663	11,557
	Marriott International, Inc., Class A	56,207	10,325
	VF Corp.	440,631	8,412
	McDonald’s Corp.	25,001	7,461
	Polaris, Inc.	52,835	6,389
	Amazon.com, Inc.[1]	17,265	2,251

			705,127

Energy 5.22%	Exxon Mobil Corp.	852,858	91,469
	Chevron Corp.	505,982	79,616
	Pioneer Natural Resources Company	359,231	74,426
	ConocoPhillips	624,722	64,728
	Halliburton Co.	1,909,938	63,009
	EOG Resources, Inc.	448,779	51,358
	Baker Hughes Co., Class A	1,201,116	37,967
	Canadian Natural Resources, Ltd.	666,140	37,477
	TC Energy Corp.	473,648	19,140

			519,190

Communication services 5.20%	Comcast Corp., Class A	6,404,153	266,093
	Alphabet, Inc., Class C1	951,895	115,151
	Alphabet, Inc., Class A1	505,747	60,538
	Meta Platforms, Inc., Class A1	188,087	53,977
	Activision Blizzard, Inc.[1]	138,701	11,692
	Electronic Arts, Inc.	36,898	4,786
	Deutsche Telekom AG (ADR)	142,813	3,120
	Netflix, Inc.[1]	3,715	1,636

			516,993

American Funds Insurance Series	67

Washington Mutual Investors Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Utilities 2.83%	Constellation Energy Corp.	1,061,682	$ 97,197
	Sempra Energy	480,841	70,006
	Entergy Corp.	350,024	34,082
	CMS Energy Corp.	388,909	22,848
	Public Service Enterprise Group, Inc.	235,300	14,732
	FirstEnergy Corp.	354,995	13,802
	NextEra Energy, Inc.	168,179	12,479
	The Southern Co.	146,620	10,300
	Evergy, Inc.	95,724	5,592

			281,038

Materials 2.45%	Linde PLC	250,591	95,495
	Corteva, Inc.	679,065	38,910
	Rio Tinto PLC (ADR)	534,050	34,094
	Mosaic Co.	674,652	23,613
	Nucor Corp.	125,314	20,549
	LyondellBasell Industries NV	162,588	14,930
	Celanese Corp.	105,110	12,172
	H.B. Fuller Co.	49,263	3,523

			243,286

Real estate 1.92%	Extra Space Storage, Inc. REIT	374,494	55,743
	Welltower, Inc. REIT	522,586	42,272
	Public Storage REIT	133,459	38,954
	Equinix, Inc. REIT	27,812	21,803
	American Tower Corp. REIT	94,759	18,378
	Regency Centers Corp. REIT	115,400	7,128
	Digital Realty Trust, Inc. REIT	43,588	4,963
	Crown Castle, Inc. REIT	14,137	1,611

			190,852

	Total common stocks (cost: $7,202,076,000)		9,526,213

Convertible stocks 0.15%
Financials 0.08%	KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 9/15/2023	113,300	7,489

Utilities 0.07%	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	90,700	4,108
	American Electric Power Company, Inc., convertible preferred units, 6.125% 8/15/2023	56,400	2,802

			6,910

	Total convertible stocks (cost: $15,554,000)		14,399

Short-term securities 3.83%

Money market investments 3.80%
	Capital Group Central Cash Fund 5.15%[3,4]	3,775,150	377,553

68	American Funds Insurance Series

Washington Mutual Investors Fund  (continued)

Short-term securities (continued)	Shares	Value (000)

Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 5.15%[3,4,5]	18,382	$1,838
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[3,5]	1,021,366	1,021
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[3,5]	326,601	327

		3,186

Total short-term securities (cost: $380,646,000)		380,739

Total investment securities 99.83% (cost: $7,598,276,000)		9,921,351

Other assets less liabilities 0.17%		17,215

Net assets 100.00%		$9,938,566

Investments in affiliates[4]

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)

Short-term securities 3.82%
Money market investments 3.80%
Capital Group Central Cash Fund 5.15%[3]	$384,669	$669,240	$676,418		$20	$42	$377,553	$9,174

Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 5.15%[3,5]	6,338		4,500	[6]			1,838	–	[7]

Total 3.82%					$20	$42	$379,391	$9,174

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $3,429,000, which represented ..03% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Rate represents the seven-day yield at 6/30/2023.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Represents net activity. Refer to Note 5 for more information on securities lending.
[7]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

American Funds Insurance Series	69

Capital World Growth and Income Fund

Investment portfolio June 30, 2023	unaudited

Common stocks 95.50%		Shares	Value (000)
Information technology 19.40%	Broadcom, Inc.	75,527	$ 65,513
	Microsoft Corp.	190,561	64,894
	Taiwan Semiconductor Manufacturing Company, Ltd.	2,250,800	41,944
	ASML Holding NV	44,139	31,951
	Apple, Inc.	132,705	25,741
	Tokyo Electron, Ltd.	105,200	15,065
	Accenture PLC, Class A	31,081	9,591
	Capgemini SE	46,560	8,820
	EPAM Systems, Inc.[1]	38,580	8,671
	NVIDIA Corp.	17,416	7,367
	Salesforce, Inc.[1]	31,604	6,677
	Micron Technology, Inc.	105,789	6,676
	Oracle Corp.	44,124	5,255
	TE Connectivity, Ltd.	35,481	4,973
	Applied Materials, Inc.	30,066	4,346
	Shopify, Inc., Class A, subordinate voting shares[1]	67,145	4,338
	Intel Corp.	116,712	3,903
	Logitech International SA	63,731	3,789
	Delta Electronics, Inc.	317,000	3,525
	Keyence Corp.	6,400	3,027
	Hexagon AB, Class B	230,923	2,843
	Adobe, Inc.[1]	5,524	2,701
	Synopsys, Inc.[1]	5,970	2,599
	Texas Instruments, Inc.	14,012	2,523
	OBIC Co., Ltd.	14,600	2,341
	GlobalWafers Co., Ltd.	133,000	2,134
	Marvell Technology, Inc.	33,050	1,976
	Snowflake, Inc., Class A1	9,869	1,737
	Disco Corp.	10,500	1,661
	Cognizant Technology Solutions Corp., Class A	24,853	1,622
	Arista Networks, Inc.[1]	8,221	1,332
	MediaTek, Inc.	52,000	1,154
	Fujitsu, Ltd.	8,700	1,122
	Infosys, Ltd.	55,715	903
	Wolfspeed, Inc.[1]	12,732	708
	Advantech Co., Ltd.	1,000	13

			353,435

Health care 14.92%	UnitedHealth Group, Inc.	71,147	34,196
	Eli Lilly and Company	55,547	26,050
	Abbott Laboratories	238,293	25,979
	AstraZeneca PLC	117,801	16,874
	Novo Nordisk AS, Class B	94,231	15,220
	Gilead Sciences, Inc.	168,230	12,965
	Vertex Pharmaceuticals, Inc.[1]	33,431	11,765
	Takeda Pharmaceutical Company, Ltd.	363,100	11,413
	Daiichi Sankyo Company, Ltd.	333,000	10,560
	Thermo Fisher Scientific, Inc.	17,979	9,381
	GE HealthCare Technologies, Inc.	111,287	9,041
	Sanofi	82,797	8,876
	Pfizer, Inc.	237,450	8,710
	Stryker Corp.	27,717	8,456
	Novartis AG	63,978	6,457
	Siemens Healthineers AG	111,456	6,308
	Bayer AG	88,195	4,876
	Centene Corp.[1]	53,126	3,583
	Medtronic PLC	33,194	2,924
	Catalent, Inc.[1]	65,331	2,833
	Olympus Corp.	178,800	2,830
	Insulet Corp.[1]	9,148	2,638
	Molina Healthcare, Inc.[1]	8,737	2,632

70	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care (continued)	DexCom, Inc.[1]	18,878	$ 2,426
	Intuitive Surgical, Inc.[1]	6,932	2,370
	Amgen, Inc.	10,536	2,339
	EssilorLuxottica SA	12,169	2,303
	AbbVie, Inc.	16,926	2,280
	Rede D’Or Sao Luiz SA	295,690	2,033
	Zoetis, Inc., Class A	11,180	1,925
	The Cigna Group	6,310	1,771
	Penumbra, Inc.[1]	5,051	1,738
	CVS Health Corp.	23,562	1,629
	Lonza Group AG	2,651	1,583
	Eurofins Scientific SE, non-registered shares	19,671	1,249
	Regeneron Pharmaceuticals, Inc.[1]	1,365	981
	CSL, Ltd.	4,998	925
	agilon health, Inc.[1]	51,498	893
	Cooper Companies, Inc.	1,256	482
	ResMed, Inc.	1,831	400

			271,894

Industrials 13.82%	Airbus SE, non-registered shares	160,312	23,174
	General Electric Co.	192,601	21,157
	Carrier Global Corp.	287,458	14,290
	Recruit Holdings Co., Ltd.	329,750	10,524
	BAE Systems PLC	871,044	10,277
	Safran SA	63,276	9,941
	Boeing Company[1]	46,535	9,826
	Melrose Industries PLC	1,509,271	9,716
	Raytheon Technologies Corp.	93,680	9,177
	Siemens AG	52,824	8,792
	Deere & Company	21,025	8,519
	Caterpillar, Inc.	30,713	7,557
	Mitsui & Co., Ltd.	195,500	7,356
	Bureau Veritas SA	246,012	6,748
	TransDigm Group, Inc.	7,372	6,592
	Lockheed Martin Corp.	13,212	6,083
	CSX Corp.	166,384	5,674
	Johnson Controls International PLC	57,220	3,899
	Daikin Industries, Ltd.	19,000	3,878
	DHL Group	78,459	3,831
	LIXIL Corp.	282,500	3,588
	Compagnie de Saint-Gobain SA, non-registered shares	53,097	3,235
	Brenntag SE	36,908	2,876
	L3Harris Technologies, Inc.	14,584	2,855
	Legrand SA	28,404	2,818
	International Consolidated Airlines Group SA (CDI)[1]	1,321,449	2,728
	Thales SA	17,875	2,676
	ASSA ABLOY AB, Class B	108,369	2,601
	Ceridian HCM Holding, Inc.[1]	37,048	2,481
	Ryanair Holdings PLC (ADR)[1]	22,029	2,436
	Astra International Tbk PT	5,087,400	2,318
	Techtronic Industries Co., Ltd.	211,500	2,314
	Schneider Electric SE	12,693	2,314
	Canadian Pacific Kansas City, Ltd.	27,858	2,250
	MTU Aero Engines AG	7,929	2,054
	ITOCHU Corp.	51,500	2,048
	RELX PLC	60,515	2,017
	The Weir Group PLC	90,083	2,011
	VINCI SA	15,017	1,745
	Rentokil Initial PLC	222,930	1,741
	Rockwell Automation	5,224	1,721
	Northrop Grumman Corp.	3,702	1,687

American Funds Insurance Series	71

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials (continued)	Waste Connections, Inc.	11,403	$ 1,630
	SMC Corp.	2,700	1,501
	Bunzl PLC	36,011	1,371
	AB Volvo, Class B	57,566	1,194
	Larsen & Toubro, Ltd.	38,289	1,155
	SS&C Technologies Holdings, Inc.	18,920	1,147
	Nidec Corp.	20,500	1,127
	AGC, Inc.[2]	30,700	1,105
	Adecco Group AG	31,507	1,028
	Atlas Copco AB, Class B	80,657	1,005

			251,788

Financials 10.56%	Zurich Insurance Group AG	32,303	15,347
	AIA Group, Ltd.	1,355,399	13,829
	Kotak Mahindra Bank, Ltd.	522,949	11,777
	HDFC Bank, Ltd.	502,076	10,432
	HDFC Bank, Ltd. (ADR)	13,515	942
	ING Groep NV	703,205	9,497
	B3 SA - Brasil, Bolsa, Balcao	2,894,024	8,830
	Ping An Insurance (Group) Company of China, Ltd., Class H	1,064,000	6,817
	Ping An Insurance (Group) Company of China, Ltd., Class A	10,900	70
	JPMorgan Chase & Co.	43,395	6,311
	Mastercard, Inc., Class A	15,273	6,007
	Morgan Stanley	62,556	5,342
	Aon PLC, Class A	15,144	5,228
	HDFC Life Insurance Co., Ltd.	656,026	5,210
	Blackstone, Inc.	53,281	4,954
	Discover Financial Services	40,276	4,706
	Chubb, Ltd.	22,335	4,301
	Toronto-Dominion Bank (CAD denominated)	69,180	4,288
	Postal Savings Bank of China Co., Ltd., Class H	6,840,000	4,219
	DNB Bank ASA	197,610	3,694
	S&P Global, Inc.	8,540	3,424
	CME Group, Inc., Class A	18,023	3,339
	Fairfax Financial Holdings, Ltd., subordinate voting shares	3,997	2,994
	AXA SA	100,858	2,980
	Great-West Lifeco, Inc.	97,775	2,839
	China Merchants Bank Co., Ltd., Class A	408,272	1,850
	China Merchants Bank Co., Ltd., Class H	199,903	909
	Citigroup, Inc.	58,968	2,715
	DBS Group Holdings, Ltd.	111,300	2,602
	Israel Discount Bank, Ltd., Class A	472,063	2,347
	Apollo Asset Management, Inc.	30,286	2,326
	Banco Santander, SA	604,537	2,243
	BNP Paribas SA	34,400	2,173
	Wells Fargo & Company	48,925	2,088
	FinecoBank SpA	153,752	2,074
	National Bank of Canada	26,966	2,009
	Blue Owl Capital, Inc., Class A	171,427	1,997
	Arthur J. Gallagher & Co.	9,079	1,993
	Worldline SA, non-registered shares[1]	48,188	1,764
	MSCI, Inc.	3,463	1,625
	Power Corporation of Canada, subordinate voting shares[2]	58,745	1,581
	American International Group, Inc.	25,619	1,474
	KBC Groep NV	20,095	1,405
	Marsh & McLennan Companies, Inc.	7,341	1,381
	Macquarie Group, Ltd.	11,334	1,351
	Axis Bank, Ltd.	106,988	1,291
	Bajaj Finance, Ltd.	12,773	1,118
	East Money Information Co., Ltd., Class A	564,580	1,108
	United Overseas Bank, Ltd.	44,700	927

72	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Financials (continued)	Aegon NV	177,180	$ 897
	Brookfield Asset Management, Ltd., Class A (CAD denominated)	26,356	860
	Goldman Sachs Group, Inc.	1,974	637
	ICICI Bank, Ltd.	18,525	212
	Lufax Holding, Ltd. (ADR)	48,300	69
	Sberbank of Russia PJSC[3]	3,196,952	–	[4]

			192,403

Consumer discretionary 10.04%	LVMH Moët Hennessy-Louis Vuitton SE	34,529	32,586
	Home Depot, Inc.	68,193	21,183
	Amazon.com, Inc.[1]	121,358	15,820
	Booking Holdings, Inc.[1]	3,648	9,851
	Flutter Entertainment PLC[1]	44,029	8,862
	Restaurant Brands International, Inc.	63,114	4,892
	Restaurant Brands International, Inc. (CAD denominated)	41,026	3,181
	General Motors Company	191,735	7,393
	Cie. Financière Richemont SA, Class A	38,558	6,542
	Industria de Diseño Textil, SA	162,734	6,323
	Chipotle Mexican Grill, Inc.[1]	2,528	5,407
	Marriott International, Inc., Class A	28,977	5,323
	Lennar Corp., Class A	28,758	3,604
	Sony Group Corp.	39,400	3,534
	Evolution AB	27,614	3,499
	Tesla, Inc.[1]	13,345	3,493
	Shimano, Inc.[2]	18,700	3,130
	Trip.com Group, Ltd. (ADR)[1]	89,385	3,129
	Sands China, Ltd.[1]	893,200	3,057
	YUM! Brands, Inc.	19,864	2,752
	InterContinental Hotels Group PLC	37,124	2,564
	Stellantis NV	134,629	2,366
	Darden Restaurants, Inc.	13,635	2,278
	Dowlais Group PLC[1]	1,167,726	1,883
	MercadoLibre, Inc.[1]	1,576	1,867
	NIKE, Inc., Class B	16,849	1,860
	Starbucks Corp.	18,523	1,835
	Pan Pacific International Holdings Corp.	93,100	1,668
	Moncler SpA	23,963	1,658
	Royal Caribbean Cruises, Ltd.[1]	15,976	1,657
	Rivian Automotive, Inc., Class A1	91,806	1,530
	NEXT PLC	17,196	1,510
	Midea Group Co., Ltd., Class A	182,900	1,489
	Kindred Group PLC (SDR)	127,475	1,358
	Aristocrat Leisure, Ltd.	36,903	956
	B&M European Value Retail SA	111,205	788
	Li Ning Co., Ltd.	139,500	754
	Wynn Macau, Ltd.[1]	826,400	753
	Bandai Namco Holdings, Inc.	21,200	491
	Hermès International	105	228

			183,054

Consumer staples 6.99%	Philip Morris International, Inc.	293,159	28,618
	Nestlé SA	105,359	12,677
	Kroger Co.	166,414	7,821
	Seven & i Holdings Co., Ltd.	177,580	7,678
	British American Tobacco PLC	217,347	7,211
	Imperial Brands PLC	318,362	7,041
	Ocado Group PLC[1]	863,537	6,239
	Ajinomoto Co., Inc.	140,500	5,594
	Kweichow Moutai Co., Ltd., Class A	22,100	5,153
	Bunge, Ltd.	50,508	4,765

American Funds Insurance Series	73

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)	Danone SA	67,283	$ 4,123
	Keurig Dr Pepper, Inc.	124,625	3,897
	Arca Continental, SAB de CV	377,660	3,882
	Dollar Tree Stores, Inc.[1]	27,039	3,880
	Constellation Brands, Inc., Class A	14,919	3,672
	Altria Group, Inc.	65,913	2,986
	ITC, Ltd.	501,567	2,764
	Treasury Wine Estates, Ltd.	343,339	2,580
	Target Corp.	12,196	1,609
	Kao Corp.[2]	41,100	1,489
	Essity Aktiebolag, Class B	45,808	1,219
	Wilmar International, Ltd.	422,200	1,189
	Costco Wholesale Corp.	827	445
	L’Oréal SA, non-registered shares	951	444
	Pernod Ricard SA	1,544	341

			127,317

Materials 6.31%	Vale SA, ordinary nominative shares	1,295,106	17,370
	Vale SA (ADR), ordinary nominative shares	728,719	9,780
	Fortescue Metals Group, Ltd.	1,267,595	18,878
	Glencore PLC	1,431,132	8,118
	Rio Tinto PLC	126,162	8,015
	Linde PLC	20,624	7,859
	Air Liquide SA, non-registered shares	34,303	6,150
	Air Liquide SA, bonus shares	6,397	1,147
	Freeport-McMoRan, Inc.	177,915	7,117
	Albemarle Corp.	20,974	4,679
	Shin-Etsu Chemical Co., Ltd.	121,400	4,035
	First Quantum Minerals, Ltd.	148,702	3,518
	BHP Group, Ltd. (CDI)	113,284	3,365
	Evonik Industries AG	148,278	2,818
	Air Products and Chemicals, Inc.	8,673	2,598
	Heidelberg Materials AG, non-registered shares	29,270	2,403
	Akzo Nobel NV	25,784	2,107
	Barrick Gold Corp. (CAD denominated)	121,716	2,059
	Dow, Inc.	22,324	1,189
	Corteva, Inc.	17,755	1,017
	CRH PLC	12,762	705

			114,927

Communication services 5.46%	Alphabet, Inc., Class C1	157,995	19,113
	Alphabet, Inc., Class A1	87,018	10,416
	Netflix, Inc.[1]	29,129	12,831
	Publicis Groupe SA	101,328	7,904
	Meta Platforms, Inc., Class A1	25,350	7,275
	NetEase, Inc.	333,100	6,473
	Comcast Corp., Class A	145,949	6,064
	Sea, Ltd., Class A (ADR)[1]	83,174	4,827
	Bharti Airtel, Ltd.	394,026	4,226
	Bharti Airtel, Ltd., interim shares	13,994	83
	Take-Two Interactive Software, Inc.[1]	23,346	3,436
	Deutsche Telekom AG	152,088	3,315
	Universal Music Group NV	136,351	3,029
	Singapore Telecommunications, Ltd.	1,510,800	2,799
	SoftBank Corp.	256,685	2,746
	Omnicom Group, Inc.	21,678	2,063

74	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Communication services (continued)	Nippon Telegraph and Telephone Corp.	1,215,000	$1,440
	Tencent Holdings, Ltd.	29,500	1,256
	Yandex NV, Class A1	9,810	139

			99,435

Energy 5.23%	Canadian Natural Resources, Ltd. (CAD denominated)	399,557	22,464
	EOG Resources, Inc.	77,547	8,875
	Cenovus Energy, Inc. (CAD denominated)	462,034	7,847
	TotalEnergies SE	122,540	7,023
	Baker Hughes Co., Class A	201,698	6,376
	Cameco Corp. (CAD denominated)	144,029	4,511
	Cameco Corp.	43,262	1,355
	Tourmaline Oil Corp.	120,026	5,655
	BP PLC	906,866	5,313
	Shell PLC (GBP denominated)	144,033	4,288
	Reliance Industries, Ltd.	137,445	4,286
	ConocoPhillips	34,528	3,577
	Woodside Energy Group, Ltd.	115,207	2,668
	Woodside Energy Group, Ltd. (CDI)	21,821	504
	TC Energy Corp. (CAD denominated)	74,003	2,991
	Suncor Energy, Inc.	76,426	2,242
	Schlumberger NV	41,874	2,057
	Exxon Mobil Corp.	18,586	1,993
	Aker BP ASA	56,759	1,330
	Gazprom PJSC[3]	2,248,304	–	[4]

			95,355

Utilities 2.12%	E.ON SE	416,028	5,303
	DTE Energy Company	44,922	4,942
	PG&E Corp.[1]	263,771	4,558
	Engie SA	224,709	3,737
	Engie SA, bonus shares	41,586	692
	Edison International	49,486	3,437
	China Resources Gas Group, Ltd.	946,432	3,245
	Iberdrola, SA, non-registered shares	248,020	3,240
	Constellation Energy Corp.	34,696	3,176
	NextEra Energy, Inc.	32,920	2,443
	Power Grid Corporation of India, Ltd.	663,057	2,063
	AES Corp.	44,200	916
	Public Service Enterprise Group, Inc.	13,054	817

			38,569

Real estate 0.65%	Crown Castle, Inc. REIT	38,059	4,337
	Longfor Group Holdings, Ltd.	829,738	2,032
	American Tower Corp. REIT	10,183	1,975
	China Resources Mixc Lifestyle Services, Ltd.	326,600	1,625
	Iron Mountain, Inc. REIT	17,607	1,000
	Sun Hung Kai Properties, Ltd.	70,500	889

			11,858

	Total common stocks (cost: $1,280,753,000)		1,740,035

Preferred securities 0.10%
Consumer discretionary 0.06%	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	8,854	1,099

American Funds Insurance Series	75

Capital World Growth and Income Fund (continued)

Preferred securities (continued)		Shares	Value (000)
Health care 0.03%	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	59,790	$543

Financials 0.01%	Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]	57,948	133
	Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	56,047	132

			265

	Total preferred securities (cost: $2,388,000)		1,907

Bonds, notes & other debt instruments 0.59%		Principal amount (000)

Bonds & notes of governments & government agencies outside the U.S. 0.32%
	Brazil (Federative Republic of) 10.00% 1/1/2033	BRL23,200	4,672
	United Mexican States, Series M, 8.00% 12/7/2023	MXN20,000	1,153

			5,825

Corporate bonds, notes & loans 0.27%
Health care 0.14%	Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	USD1,600	1,591
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	1,100	987

			2,578

Consumer discretionary 0.06%	Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[5]	465	494
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]	390	364
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[5]	151	159
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[5]	125	133

			1,150

Energy 0.04%	TransCanada Pipelines, Ltd. 5.10% 3/15/2049	800	746

Financials 0.03%	Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041)[6]	709	470

	Total corporate bonds, notes & loans		4,944

	Total bonds, notes & other debt instruments (cost: $10,451,000)		10,769

Short-term securities 3.94%		Shares

Money market investments 3.89%
	Capital Group Central Cash Fund 5.15%[7,8]	708,625	70,870

76	American Funds Insurance Series

Capital World Growth and Income Fund (continued)

Short-term securities (continued)	Shares	Value (000)

Money market investments purchased with collateral from securities on loan 0.05%
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[7,9]	428,400	$429
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[7,9]	428,400	428

		857

Total short-term securities (cost: $71,717,000)		71,727

Total investment securities 100.13% (cost: $1,365,309,000)		1,824,438
Other assets less liabilities (0.13)%		(2,311)

Net assets 100.00%		$1,822,127

Investments in affiliates[8]

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)

Short-term securities 3.89%
Money market investments 3.89%
Capital Group Central Cash Fund 5.15%[7]	$693	$205,416	$135,244		$(5)	$10	$70,870	$1,471

Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.15%[7]	111		111	[10]			–	–	[11]

Total 3.89%					$(5)	$10	$70,870	$1,471

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $6,023,000, which represented ..33% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,150,000, which represented .06% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]	Rate represents the seven-day yield at 6/30/2023.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

GBP = British pounds

MXN = Mexican pesos

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	77

Growth-Income Fund
Investment portfolio June 30, 2023	unaudited

Common stocks 94.66%		Shares	Value (000)
Information technology 20.32%	Microsoft Corp.	7,657,151	$2,607,566
	Broadcom, Inc.	2,065,791	1,791,929
	Apple, Inc.	1,666,424	323,236
	ASML Holding NV	215,068	155,682
	ASML Holding NV (New York registered) (ADR)	137,293	99,503
	Taiwan Semiconductor Manufacturing Company, Ltd.	12,123,000	225,916
	Accenture PLC, Class A	703,659	217,135
	Adobe, Inc.[1]	417,161	203,988
	Applied Materials, Inc.	1,300,400	187,960
	ServiceNow, Inc.[1]	294,412	165,451
	NVIDIA Corp.	380,677	161,034
	Texas Instruments, Inc.	744,443	134,015
	SK hynix, Inc.	1,326,567	116,969
	GoDaddy, Inc., Class A1	1,402,444	105,366
	Salesforce, Inc.[1]	460,286	97,240
	Arista Networks, Inc.[1]	548,871	88,950
	Analog Devices, Inc.	398,402	77,613
	Intel Corp.	2,300,000	76,912
	Micron Technology, Inc.	1,077,000	67,970
	QUALCOMM, Inc.	564,911	67,247
	Snowflake, Inc., Class A1	366,942	64,574
	KLA Corp.	116,000	56,262
	MKS Instruments, Inc.	481,000	51,996
	Cognizant Technology Solutions Corp., Class A	682,850	44,576
	Datadog, Inc., Class A1	365,800	35,987
	Lam Research Corp.	50,039	32,168
	Trimble, Inc.[1]	443,800	23,495
	Dye & Durham, Ltd.	243,145	3,324

			7,284,064

Industrials 16.14%	General Electric Co.	7,403,660	813,292
	Raytheon Technologies Corp.	6,583,828	644,952
	Carrier Global Corp.	7,536,978	374,663
	TransDigm Group, Inc.	379,321	339,178
	Northrop Grumman Corp.	597,300	272,249
	Woodward, Inc.	2,204,500	262,137
	Airbus SE, non-registered shares	1,617,590	233,831
	Waste Connections, Inc.	1,425,463	203,741
	General Dynamics Corp.	848,975	182,657
	Waste Management, Inc.	1,005,502	174,374
	GFL Environmental, Inc., subordinate voting shares	4,404,748	170,904
	Automatic Data Processing, Inc.	764,135	167,949
	TFI International, Inc.	1,386,815	158,041
	Equifax, Inc.	597,507	140,593
	Lincoln Electric Holdings, Inc.	651,887	129,484
	Safran SA	750,153	117,858
	ITT, Inc.	1,244,379	115,989
	Broadridge Financial Solutions, Inc.	675,596	111,899
	United Airlines Holdings, Inc.[1]	1,946,966	106,830
	BWX Technologies, Inc.	1,485,298	106,303
	L3Harris Technologies, Inc.	520,048	101,810
	Old Dominion Freight Line, Inc.	245,487	90,769
	United Rentals, Inc.	183,000	81,503
	Fortive Corp.	1,085,000	81,126
	CSX Corp.	2,368,992	80,783
	Union Pacific Corp.	368,000	75,300
	Concentrix Corp.	904,367	73,028
	Delta Air Lines, Inc.	1,415,000	67,269
	Honeywell International, Inc.	291,182	60,420
	Boeing Company[1]	270,800	57,182
	Ceridian HCM Holding, Inc.[1]	561,543	37,607

78	American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials (continued)	TELUS International (Cda), Inc., subordinate voting shares[1]	2,302,991	$34,959
	Norfolk Southern Corp.	143,359	32,508
	Otis Worldwide Corp.	268,100	23,864
	Lockheed Martin Corp.	50,000	23,019
	Fastenal Co.	379,747	22,401
	Paychex, Inc.	127,131	14,222

			5,784,694

Health care 12.80%	UnitedHealth Group, Inc.	1,440,199	692,217
	Abbott Laboratories	6,276,960	684,314
	AbbVie, Inc.	3,434,623	462,747
	GE HealthCare Technologies, Inc.	4,644,037	377,282
	Novo Nordisk AS, Class B	1,693,679	273,552
	Eli Lilly and Company	542,974	254,644
	AstraZeneca PLC	1,209,323	173,222
	AstraZeneca PLC (ADR)	721,200	51,616
	Danaher Corp.	888,895	213,335
	Thermo Fisher Scientific, Inc.	321,657	167,824
	Bristol-Myers Squibb Company	2,284,278	146,080
	Humana, Inc.	322,703	144,290
	Takeda Pharmaceutical Company, Ltd.	3,045,800	95,733
	Regeneron Pharmaceuticals, Inc.[1]	131,081	94,187
	Revvity, Inc.	769,600	91,421
	Johnson & Johnson	510,333	84,470
	Vertex Pharmaceuticals, Inc.[1]	231,626	81,511
	CVS Health Corp.	1,133,178	78,337
	Zoetis, Inc., Class A	400,684	69,002
	Pfizer, Inc.	1,470,000	53,920
	Penumbra, Inc.[1]	150,905	51,920
	Elevance Health, Inc.	105,511	46,877
	Gilead Sciences, Inc.	537,989	41,463
	Medtronic PLC	413,597	36,438
	Stryker Corp.	105,643	32,231
	Edwards Lifesciences Corp.[1]	317,059	29,908
	Tandem Diabetes Care, Inc.[1]	910,186	22,336
	BioMarin Pharmaceutical, Inc.[1]	155,000	13,435
	Seagen, Inc.[1]	47,504	9,143
	NovoCure, Ltd.[1]	193,600	8,034
	Vir Biotechnology, Inc.[1]	258,400	6,338

			4,587,827

Financials 10.82%	Mastercard, Inc., Class A	1,561,599	614,177
	JPMorgan Chase & Co.	3,087,383	449,029
	Marsh & McLennan Companies, Inc.	1,709,201	321,466
	Visa, Inc., Class A	1,346,541	319,777
	Arthur J. Gallagher & Co.	1,189,650	261,211
	Chubb, Ltd.	927,008	178,505
	Aon PLC, Class A	442,013	152,583
	Morgan Stanley	1,673,017	142,876
	BlackRock, Inc.	202,957	140,272
	B3 SA - Brasil, Bolsa, Balcao	39,829,500	121,530
	Fidelity National Information Services, Inc.	2,114,700	115,674
	FleetCor Technologies, Inc.[1]	420,507	105,581
	Wells Fargo & Company	2,248,532	95,967
	Global Payments, Inc.	973,628	95,922
	S&P Global, Inc.	228,138	91,458
	Berkshire Hathaway, Inc., Class B1	250,000	85,250
	State Street Corp.	1,077,260	78,834
	Fiserv, Inc.[1]	536,700	67,705
	Webster Financial Corp.	1,701,139	64,218

American Funds Insurance Series	79

Growth-Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Financials (continued)	Power Corporation of Canada, subordinate voting shares[2]	2,293,100	$61,726
	Blue Owl Capital, Inc., Class A	4,749,165	55,328
	KKR & Co., Inc.	970,000	54,320
	MSCI, Inc.	91,248	42,822
	American International Group, Inc.	704,000	40,508
	TPG, Inc., Class A	1,347,552	39,429
	PNC Financial Services Group, Inc.	299,471	37,718
	Truist Financial Corp.	800,000	24,280
	Citizens Financial Group, Inc.	728,750	19,006
	CME Group, Inc., Class A	5,500	1,019

			3,878,191

Communication services 8.96%	Alphabet, Inc., Class C1	5,999,920	725,810
	Alphabet, Inc., Class A1	5,066,514	606,462
	Meta Platforms, Inc., Class A1	2,031,905	583,116
	Netflix, Inc.[1]	1,202,337	529,617
	Comcast Corp., Class A	10,213,138	424,356
	Charter Communications, Inc., Class A1	326,637	119,997
	Electronic Arts, Inc.	843,700	109,428
	Take-Two Interactive Software, Inc.[1]	502,094	73,888
	T-Mobile US, Inc.[1]	268,821	37,339

			3,210,013

Consumer discretionary 8.49%	Amazon.com, Inc.[1]	6,914,363	901,356
	Royal Caribbean Cruises, Ltd.[1]	2,651,730	275,090
	Hilton Worldwide Holdings, Inc.	1,430,007	208,137
	Starbucks Corp.	1,763,887	174,731
	General Motors Company	3,674,894	141,704
	Home Depot, Inc.	415,393	129,038
	Chipotle Mexican Grill, Inc.[1]	51,964	111,151
	Restaurant Brands International, Inc.	1,405,154	108,927
	Churchill Downs, Inc.	720,852	100,321
	InterContinental Hotels Group PLC	1,396,700	96,451
	Wyndham Hotels & Resorts, Inc.	1,322,000	90,650
	Entain PLC	5,237,408	85,057
	NIKE, Inc., Class B	692,740	76,458
	Tesla, Inc.[1]	284,057	74,358
	D.R. Horton, Inc.	556,366	67,704
	Burlington Stores, Inc.[1]	399,428	62,866
	Kering SA	101,695	56,322
	CarMax, Inc.[1]	650,000	54,405
	Darden Restaurants, Inc.	296,000	49,456
	Marriott International, Inc., Class A	258,000	47,392
	Airbnb, Inc., Class A1	350,000	44,856
	Tapestry, Inc.	948,126	40,580
	YUM! Brands, Inc.	196,630	27,243
	NVR, Inc.[1]	3,010	19,115
	Aptiv PLC[1]	11,457	1,170

			3,044,538

Consumer staples 5.77%	Philip Morris International, Inc.	6,618,268	646,075
	British American Tobacco PLC	9,803,959	325,261
	Dollar Tree Stores, Inc.[1]	1,559,165	223,740
	General Mills, Inc.	2,118,800	162,512
	Molson Coors Beverage Company, Class B, restricted voting shares	2,332,249	153,555
	Mondelez International, Inc.	1,607,973	117,285
	Constellation Brands, Inc., Class A	407,978	100,416
	Anheuser-Busch InBev SA/NV	1,339,531	75,866
	Church & Dwight Co., Inc.	662,578	66,410

80	American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)		Shares	Value (000)

Consumer staples (continued)	Archer Daniels Midland Company	670,100	$50,633
	Dollar General Corp.	291,102	49,423
	PepsiCo, Inc.	215,112	39,843
	Monster Beverage Corp.[1]	357,120	20,513
	Kraft Heinz Company	567,200	20,136
	Keurig Dr Pepper, Inc.	575,591	17,999

			2,069,667

Energy 3.73%	Chevron Corp.	2,053,300	323,087
	Baker Hughes Co., Class A	7,353,936	232,458
	ConocoPhillips	2,074,316	214,920
	Canadian Natural Resources, Ltd. (CAD denominated)	3,393,801	190,806
	TC Energy Corp.	1,909,381	77,158
	TC Energy Corp. (CAD denominated)	1,849,358	74,742
	EOG Resources, Inc.	620,310	70,988
	Exxon Mobil Corp.	660,220	70,808
	Equitrans Midstream Corp.	3,862,622	36,927
	Cheniere Energy, Inc.	238,735	36,374
	Diamondback Energy, Inc.	51,890	6,816

			1,335,084

Utilities 3.46%	PG&E Corp.[1]	21,353,804	368,994
	Edison International	2,689,330	186,774
	Constellation Energy Corp.	1,414,838	129,528
	Sempra Energy	690,000	100,457
	Engie SA	5,237,367	87,114
	CenterPoint Energy, Inc.	2,840,104	82,789
	AES Corp.	3,252,943	67,434
	NextEra Energy, Inc.	866,000	64,257
	Entergy Corp.	645,000	62,804
	CMS Energy Corp.	783,323	46,020
	DTE Energy Company	401,000	44,118

			1,240,289

Materials 2.99%	Linde PLC	1,122,332	427,698
	LyondellBasell Industries NV	1,735,980	159,415
	Vale SA (ADR), ordinary nominative shares	5,459,475	73,266
	Vale SA, ordinary nominative shares	3,404,848	45,666
	Celanese Corp.	782,815	90,650
	Corteva, Inc.	1,505,942	86,290
	ATI, Inc.[1]	1,626,963	71,961
	Freeport-McMoRan, Inc.	1,437,967	57,519
	Barrick Gold Corp.	2,373,000	40,175
	Sherwin-Williams Company	73,315	19,467

			1,072,107

Real estate 1.18%	Equinix, Inc. REIT	278,701	218,485
	VICI Properties, Inc. REIT	5,171,525	162,541
	Crown Castle, Inc. REIT	380,433	43,346

			424,372

	Total common stocks (cost: $19,905,770,000)		33,930,846

Convertible stocks 0.17%
Financials 0.09%	KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 9/15/2023	527,700	34,881

American Funds Insurance Series	81

Growth-Income Fund (continued)

Convertible stocks (continued)		Shares	Value (000)
Utilities 0.08%	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[2]	617,200	$27,953

	Total convertible stocks (cost: $74,384,000)		62,834

Bonds, notes & other debt instruments 0.02%		Principal amount (000)
Corporate bonds, notes & loans 0.02%
Industrials 0.02%	Boeing Co. 4.875% 5/1/2025	USD4,706	4,641

Consumer discretionary 0.00%	General Motors Financial Co., Inc. 4.30% 7/13/2025	160	155
	General Motors Financial Co., Inc. 5.25% 3/1/2026	827	815

			970

	Total corporate bonds, notes & loans		5,611

	Total bonds, notes & other debt instruments (cost: $5,618,000)		5,611

Short-term securities 5.47%		Shares
Money market investments 5.31%
	Capital Group Central Cash Fund 5.15%[3,4]	19,017,596	1,901,950

Money market investments purchased with collateral from securities on loan 0.16%
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[3,5]	29,173,894	29,174
	Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[3,5]	28,974,017	28,974
	Capital Group Central Cash Fund 5.15%[3,4,5]	208	21

			58,169

	Total short-term securities (cost: $1,959,423,000)		1,960,119

	Total investment securities 100.32% (cost: $21,945,195,000)		35,959,410
	Other assets less liabilities (0.32)%		(115,570)

	Net assets 100.00%		$35,843,840

Investments in affiliates[4]

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)

Short-term securities 5.31%
Money market investments 5.31%
Capital Group Central Cash Fund 5.15%[3]	$2,565,190	$1,994,435	$2,658,100		$56	$369	$1,901,950	$56,076

Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.15%[3,5]	40,231		40,210	[6]			21	–	[7]

Total 5.31%					$56	$369	$1,901,971	$56,076

82	American Funds Insurance Series

Growth-Income Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $61,497,000, which represented ..17% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Rate represents the seven-day yield at 6/30/2023.
[4]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Represents net activity. Refer to Note 5 for more information on securities lending.
[7]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	83

International Growth and Income Fund

Investment portfolio June 30, 2023	unaudited

Common stocks 93.80%		Shares	Value (000)
Financials 16.65%	Ping An Insurance (Group) Company of China, Ltd., Class H	709,000	$4,543
	AXA SA	136,862	4,043
	AIA Group, Ltd.	379,400	3,871
	Edenred SA	49,245	3,298
	HDFC Bank, Ltd.	124,454	2,586
	Zurich Insurance Group AG	5,353	2,543
	DNB Bank ASA	122,116	2,283
	UniCredit SpA	91,384	2,131
	Société Générale	72,702	1,893
	Resona Holdings, Inc.	387,000	1,854
	Tokio Marine Holdings, Inc.	72,100	1,665
	Euronext NV	19,426	1,321
	Hana Financial Group, Inc.	40,282	1,206
	Banco Santander, SA	296,060	1,099
	London Stock Exchange Group PLC	9,959	1,055
	KB Financial Group, Inc.	27,632	1,002
	Aon PLC, Class A	2,758	952
	Bank Hapoalim B.M.	112,043	919
	Banco Bilbao Vizcaya Argentaria, SA	113,087	872
	Erste Group Bank AG	23,853	838
	Hang Seng Bank, Ltd.	55,600	792
	Prudential PLC	54,761	772
	Toronto-Dominion Bank (CAD denominated)	12,366	766
	Grupo Financiero Banorte, SAB de CV, Series O	86,376	713
	Industrial and Commercial Bank of China, Ltd., Class H	1,240,040	662
	HDFC Life Insurance Co., Ltd.	79,609	632
	DBS Group Holdings, Ltd.	24,695	577
	China Merchants Bank Co., Ltd., Class H	125,500	571
	Bank Leumi Le Israel BM	75,305	564
	Tryg A/S	24,722	535
	Discovery, Ltd.[1]	63,658	492
	Kotak Mahindra Bank, Ltd.	20,930	471
	CaixaBank, SA, non-registered shares	110,211	457
	XP, Inc., Class A1	18,639	437
	Israel Discount Bank, Ltd., Class A	87,188	433
	Bank Mandiri (Persero) Tbk PT	1,210,116	424
	ICICI Bank, Ltd. (ADR)	17,096	395
	Dai-ichi Life Holdings, Inc.	20,400	391
	United Overseas Bank, Ltd.	16,600	344
	Skandinaviska Enskilda Banken AB, Class A	30,983	343
	ICICI Securities, Ltd.	45,682	339
	Brookfield Corp., Class A (CAD denominated)	9,671	326
	Postal Savings Bank of China Co., Ltd., Class H	437,000	270
	3i Group PLC	10,807	268
	ING Groep NV	19,804	267
	B3 SA - Brasil, Bolsa, Balcao	79,142	241
	Canara Bank	62,228	230
	Hong Kong Exchanges and Clearing, Ltd.	5,900	224
	Banca Generali SpA	5,999	207
	Intesa Sanpaolo SpA	77,253	203
	ABN AMRO Bank NV	11,559	180
	AU Small Finance Bank, Ltd.	12,289	113
	Moscow Exchange MICEX-RTS PJSC[2]	346,177	–	[3]
	Sberbank of Russia PJSC[2]	476,388	–	[3]

			53,613

Industrials 13.33%	Airbus SE, non-registered shares	49,518	7,158
	BAE Systems PLC	392,905	4,636
	CCR SA, ordinary nominative shares	804,508	2,361
	ABB, Ltd.	54,020	2,126
	Alliance Global Group, Inc.	7,601,700	1,848

84	American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Industrials (continued)	SMC Corp.	3,000	$1,668
	Daikin Industries, Ltd.	7,900	1,613
	RELX PLC	43,468	1,449
	Ryanair Holdings PLC (ADR)[1]	12,942	1,431
	Bunzl PLC	33,727	1,284
	InPost SA1	113,181	1,228
	Safran SA	6,996	1,099
	Rheinmetall AG	3,570	980
	Brenntag SE	12,182	949
	Mitsui & Co., Ltd.	24,100	907
	LIXIL Corp.	60,000	762
	Nidec Corp.	12,900	709
	Epiroc AB, Class A	19,168	363
	Epiroc AB, Class B	18,749	303
	Experian PLC	16,847	647
	Techtronic Industries Co., Ltd.	59,000	646
	TFI International, Inc. (CAD denominated)	4,727	539
	Caterpillar, Inc.	2,180	536
	BELIMO Holding AG	1,072	535
	Canadian Pacific Kansas City, Ltd. (CAD denominated)	6,588	532
	DSV A/S	2,346	494
	Interpump Group SpA	8,775	488
	Wizz Air Holdings PLC[1]	13,369	465
	DHL Group	9,199	449
	Canadian National Railway Company (CAD denominated)	3,461	419
	SITC International Holdings Co., Ltd.	227,659	418
	Siemens AG	2,467	411
	AGC, Inc.[4]	10,000	360
	Adecco Group AG	10,191	333
	Diploma PLC	8,627	328
	ITOCHU Corp.	8,000	318
	Fluidra, SA, non-registered shares	15,091	294
	IMCD NV	1,944	280
	ASSA ABLOY AB, Class B	10,930	262
	Hitachi, Ltd.	3,900	241
	Rentokil Initial PLC	28,943	226
	Komatsu, Ltd.	7,400	200
	Shenzhen Inovance Technology Co., Ltd., Class A	22,300	197
	Melrose Industries PLC	28,547	184
	VAT Group AG	324	134
	Polycab India, Ltd.	2,077	90
	Thales SA	121	18

			42,918

Consumer discretionary 11.30%	LVMH Moët Hennessy-Louis Vuitton SE	5,443	5,137
	Renault SA	72,530	3,060
	Evolution AB	20,484	2,596
	InterContinental Hotels Group PLC	27,923	1,928
	Restaurant Brands International, Inc. (CAD denominated)[4]	24,397	1,892
	Industria de Diseño Textil, SA	46,557	1,809
	Midea Group Co., Ltd., Class A	189,700	1,544
	adidas AG	7,496	1,454
	B&M European Value Retail SA	194,270	1,377
	Prosus NV, Class N	18,590	1,360
	Sands China, Ltd.[1]	390,772	1,337
	MGM China Holdings, Ltd.[1,4]	1,132,400	1,327
	Sodexo SA	11,248	1,239
	Galaxy Entertainment Group, Ltd.[1]	178,000	1,136
	Stellantis NV	64,100	1,128
	Wynn Macau, Ltd.[1]	1,149,200	1,047
	Valeo SA, non-registered shares	38,408	824

American Funds Insurance Series	85

International Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)	Paltac Corp.	21,100	$702
	Li Ning Co., Ltd.	117,500	635
	Cie. Financière Richemont SA, Class A	3,572	606
	Alibaba Group Holding, Ltd.[1]	52,100	542
	Trip.com Group, Ltd.[1]	9,700	339
	Trip.com Group, Ltd. (ADR)[1]	5,672	199
	Entain PLC	32,062	521
	Coupang, Inc., Class A1	28,125	489
	D’Ieteren Group	2,544	450
	Amadeus IT Group SA, Class A, non-registered shares	4,610	352
	Games Workshop Group PLC	2,533	352
	Kering SA	554	307
	IDP Education, Ltd.	10,558	156
	Pan Pacific International Holdings Corp.	8,200	147
	Nitori Holdings Co., Ltd.	1,300	145
	MercadoLibre, Inc.[1]	88	104
	Dixon Technologies (India), Ltd.[1]	1,572	84
	Balkrishna Industries, Ltd.	2,474	71

			36,396

Information technology 10.93%	Taiwan Semiconductor Manufacturing Company, Ltd.	417,000	7,771
	ASML Holding NV	10,492	7,594
	Tokyo Electron, Ltd.	23,900	3,423
	Samsung Electronics Co., Ltd.	43,937	2,422
	MediaTek, Inc.	103,000	2,286
	Broadcom, Inc.	2,607	2,261
	SAP SE	14,130	1,929
	Keyence Corp.	2,600	1,230
	TDK Corp.	29,700	1,150
	Capgemini SE	6,068	1,149
	ASM International NV	1,957	832
	Nokia Corp.	179,319	752
	Kingdee International Software Group Co., Ltd.[1]	432,000	580
	Sage Group PLC	48,580	571
	Halma PLC	11,436	331
	Vanguard International Semiconductor Corp.	81,000	230
	eMemory Technology, Inc.	3,000	215
	NICE, Ltd. (ADR)[1]	890	184
	Nomura Research Institute, Ltd.	5,300	146
	Fujitsu, Ltd.	1,000	129

			35,185

Health care 9.62%	AstraZeneca PLC	71,421	10,231
	Novo Nordisk AS, Class B	45,528	7,353
	Sanofi	43,549	4,669
	EssilorLuxottica SA	9,703	1,836
	Bayer AG	26,813	1,482
	Grifols, SA, Class B (ADR)[1]	86,250	790
	Lonza Group AG	1,067	637
	HOYA Corp.	4,800	573
	Genus PLC	20,620	568
	Siemens Healthineers AG	9,920	561
	WuXi Biologics (Cayman), Inc.[1]	112,000	540
	Roche Holding AG, nonvoting non-registered shares	1,227	375
	Eisai Co., Ltd.	5,100	344
	Argenx SE (ADR)[1]	777	303
	Hypera SA, ordinary nominative shares	27,159	261
	BeiGene, Ltd. (ADR)[1]	1,113	198

86	American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Health care (continued)	Innovent Biologics, Inc.[1]	46,000	$ 175
	CanSino Biologics, Inc., Class H4	21,400	72
	EUROAPI[1]	1,412	16

			30,984

Consumer staples 9.57%	Philip Morris International, Inc.	72,448	7,072
	British American Tobacco PLC	145,829	4,838
	Carlsberg A/S, Class B	15,731	2,515
	Nestlé SA	20,772	2,499
	Kweichow Moutai Co., Ltd., Class A	10,390	2,423
	Pernod Ricard SA	8,902	1,967
	Anheuser-Busch InBev SA/NV	25,928	1,469
	KT&G Corp.	19,729	1,242
	Arca Continental, SAB de CV	95,987	987
	Carrefour SA, non-registered shares	46,158	875
	Japan Tobacco, Inc.[4]	34,500	756
	Asahi Group Holdings, Ltd.	18,300	709
	Ocado Group PLC[1]	97,053	701
	L’Oréal SA, non-registered shares	1,405	656
	Foshan Haitian Flavouring and Food Co., Ltd., Class A	89,824	579
	Imperial Brands PLC	26,127	578
	Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	160,671	357
	Reckitt Benckiser Group PLC	4,464	335
	Danone SA	3,976	244

			30,802

Energy 6.60%	TotalEnergies SE	99,075	5,678
	BP PLC	640,457	3,752
	TechnipFMC PLC[1]	138,787	2,307
	Schlumberger NV	33,086	1,625
	Cameco Corp. (CAD denominated)	50,859	1,593
	Canadian Natural Resources, Ltd. (CAD denominated)	24,662	1,387
	TC Energy Corp. (CAD denominated)	28,137	1,137
	Woodside Energy Group, Ltd.	30,934	716
	Reliance Industries, Ltd.	18,277	570
	Aker BP ASA	22,064	517
	Saudi Arabian Oil Co.	55,149	475
	Gaztransport & Technigaz SA	4,511	459
	Tourmaline Oil Corp.	7,638	360
	INPEX Corp.[4]	30,400	339
	Equinor ASA	11,120	323
	Sovcomflot PAO[2]	356,717	–	[3]
	Gazprom PJSC[2]	671,150	–	[3]
	LUKOIL Oil Co. PJSC[2]	9,706	–	[3]

			21,238

Communication services 5.81%	Publicis Groupe SA	40,679	3,173
	Koninklijke KPN NV	772,856	2,759
	Tencent Holdings, Ltd.	46,700	1,988
	Nippon Telegraph and Telephone Corp.	1,645,000	1,949
	Telefónica, SA, non-registered shares	387,455	1,572
	BT Group PLC	791,363	1,231
	SoftBank Corp.	91,600	980
	América Móvil, SAB de CV, Class B (ADR)	33,508	725
	Vodafone Group PLC	766,708	723
	MTN Group, Ltd.	88,340	650
	Deutsche Telekom AG	28,053	612
	Singapore Telecommunications, Ltd.	312,200	578
	KANZHUN, Ltd., Class A (ADR)[1]	32,449	488

American Funds Insurance Series	87

International Growth and Income Fund (continued)

Common stocks (continued)		Shares	Value (000)
Communication services (continued)	Indus Towers, Ltd.[1]	219,926	$ 441
	Sea, Ltd., Class A (ADR)[1]	4,726	274
	NetEase, Inc.	14,000	272
	Universal Music Group NV	8,573	191
	KT Corp.	3,535	80
	Viaplay Group AB, Class B1	6,878	40

			18,726

Materials 5.49%	Vale SA, ordinary nominative shares	166,547	2,234
	Vale SA (ADR), ordinary nominative shares	59,920	804
	Barrick Gold Corp.	118,707	2,010
	Barrick Gold Corp. (CAD denominated)	13,543	229
	Linde PLC	5,564	2,120
	Glencore PLC	289,339	1,641
	Rio Tinto PLC	15,796	1,004
	Air Liquide SA, non-registered shares	4,736	849
	Nutrien, Ltd. (CAD denominated)	13,817	816
	Sociedad Química y Minera de Chile SA, Class B (ADR)	10,473	761
	CEMEX, SAB de CV (ADR), ordinary participation certificates, units[1]	93,913	665
	Asahi Kasei Corp.	96,500	655
	Fortescue Metals Group, Ltd.	40,894	609
	Holcim, Ltd.	8,429	567
	Shin-Etsu Chemical Co., Ltd.	15,500	515
	Sika AG	1,725	493
	UPM-Kymmene OYJ	14,948	445
	Fresnillo PLC	56,173	435
	Grupo México, SAB de CV, Series B	86,163	415
	DSM-Firmenich AG	2,262	243
	Givaudan SA	52	173
	Alrosa PJSC[2]	53,607	–	[3]

			17,683

Utilities 2.72%	Engie SA	170,504	2,836
	ENN Energy Holdings, Ltd.	124,500	1,556
	Brookfield Infrastructure Partners, LP	35,195	1,286
	Enel SpA	121,999	822
	National Grid PLC	51,693	683
	Iberdrola, SA, non-registered shares	50,006	653
	Veolia Environnement	17,522	554
	China Resources Gas Group, Ltd.	103,400	355

			8,745

Real estate 1.78%	CK Asset Holdings, Ltd.	349,000	1,937
	Prologis Property Mexico, SA de CV, REIT	269,369	1,001
	Longfor Group Holdings, Ltd.	339,500	831
	Mitsubishi Estate Co., Ltd.	65,100	777
	Link REIT	125,768	700
	KE Holdings, Inc., Class A (ADR)[1]	31,820	473

			5,719

	Total common stocks (cost: $270,796,000)		302,009

Preferred securities 0.44%
Materials 0.36%	Gerdau SA, preferred nominative shares	221,414	1,159

88	American Funds Insurance Series

International Growth and Income Fund (continued)

Preferred securities (continued)		Shares	Value (000)
Information technology 0.08%	Samsung Electronics Co., Ltd., nonvoting preferred shares	5,728	$260

	Total preferred securities (cost: $1,473,000)		1,419

Rights & warrants 0.03%
Consumer discretionary 0.03%	Midea Group Co., Ltd., Class A, warrants, expire 2/26/2024[1,5]	12,424	101

	Total rights & warrants (cost: $93,000)		101

Bonds, notes & other debt instruments 0.33%		Principal amount (000)

Bonds & notes of governments & government agencies outside the U.S. 0.33%
	Brazil (Federative Republic of) 10.00% 1/1/2033	BRL5,300	1,067

	Total bonds, notes & other debt instruments (cost: $923,000)		1,067

Short-term securities 4.86%		Shares

Money market investments 4.38%
	Capital Group Central Cash Fund 5.15%[6,7]	140,872	14,089

Money market investments purchased with collateral from securities on loan 0.48%
	Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[6,8]	774,570	775
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[6,8]	774,802	775

			1,550

	Total short-term securities (cost: $15,633,000)		15,639

	Total investment securities 99.46% (cost: $288,918,000)		320,235
	Other assets less liabilities 0.54%		1,752

	Net assets 100.00%		$321,987

Investments in affiliates[7]

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 6/30/2023 (000)	Dividend income (000)

Short-term securities 4.38%
Money market investments 4.38%
Capital Group Central Cash Fund 5.15%[6]	$5,492	$35,329	$26,735	$1	$2	$14,089	$282

American Funds Insurance Series	89

International Growth and Income Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]

All or a portion of this security was on loan. The total value of all such securities was $2,761,000, which represented ..86% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[5]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $101,000, which represented .03% of the net assets of the fund.

[6]	Rate represents the seven-day yield at 6/30/2023.
[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

BRL = Brazilian reais

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

90	American Funds Insurance Series

Capital Income Builder

Investment portfolio June 30, 2023	unaudited

Common stocks 75.05%		Shares	Value (000)
Financials 12.46%	Zurich Insurance Group AG	36,882	$17,523
	CME Group, Inc., Class A	61,555	11,405
	JPMorgan Chase & Co.	70,175	10,206
	Morgan Stanley	102,538	8,757
	DBS Group Holdings, Ltd.	322,206	7,534
	Power Corporation of Canada, subordinate voting shares[1]	201,698	5,429
	DNB Bank ASA	285,670	5,341
	BlackRock, Inc.	7,080	4,893
	B3 SA - Brasil, Bolsa, Balcao	1,404,549	4,286
	Münchener Rückversicherungs-Gesellschaft AG	10,154	3,808
	AIA Group, Ltd.	367,400	3,749
	ING Groep NV	249,623	3,371
	Blackstone, Inc.	33,876	3,149
	KBC Groep NV	42,469	2,970
	Principal Financial Group, Inc.	39,022	2,959
	China Pacific Insurance (Group) Co., Ltd., Class H	1,062,950	2,753
	American International Group, Inc.	46,102	2,653
	United Overseas Bank, Ltd.	114,400	2,371
	National Bank of Canada	31,087	2,316
	Wells Fargo & Company	52,572	2,244
	Kaspi.kz JSC[2]	21,756	1,732
	Kaspi.kz JSC (GDR)	5,504	438
	Webster Financial Corp.	57,320	2,164
	Toronto-Dominion Bank (CAD denominated)	33,526	2,078
	Great-West Lifeco, Inc.	70,712	2,053
	Tryg A/S	93,596	2,026
	China Merchants Bank Co., Ltd., Class A	300,400	1,361
	China Merchants Bank Co., Ltd., Class H	94,500	429
	Hana Financial Group, Inc.	58,605	1,754
	Capital One Financial Corp.	15,007	1,641
	Ping An Insurance (Group) Company of China, Ltd., Class H	249,500	1,599
	Swedbank AB, Class A	92,163	1,556
	East West Bancorp, Inc.	26,392	1,393
	State Street Corp.	16,884	1,236
	360 ONE WAM, Ltd.	220,416	1,221
	EFG International AG	119,467	1,214
	BNP Paribas SA	19,047	1,203
	Franklin Resources, Inc.	44,949	1,201
	Western Union Company	88,324	1,036
	Truist Financial Corp.	34,064	1,034
	PNC Financial Services Group, Inc.	8,189	1,031
	Citizens Financial Group, Inc.	39,063	1,019
	TPG, Inc., Class A	31,841	932
	Bank Central Asia Tbk PT	1,488,500	918
	Patria Investments, Ltd., Class A	63,717	911
	OneMain Holdings, Inc.	18,599	813
	Banco Santander, SA	217,744	808
	Citigroup, Inc.	17,383	800
	Euronext NV	11,764	800
	Société Générale	29,067	757
	Vontobel Holding AG	11,821	751
	Skandinaviska Enskilda Banken AB, Class A	63,216	699
	Fidelity National Information Services, Inc.	10,115	553
	Fukuoka Financial Group, Inc.	26,500	547
	Bank of Montreal	4,075	368
	UniCredit SpA	12,643	295
	Travelers Companies, Inc.	1,600	278
	Moscow Exchange MICEX-RTS PJSC[3]	875,002	–	[4]
	Sberbank of Russia PJSC[3]	204,176	–	[4]

			148,366

American Funds Insurance Series	91

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)
Health care 9.66%	AbbVie, Inc.	164,878	$22,214
	Abbott Laboratories	134,527	14,666
	Gilead Sciences, Inc.	156,388	12,053
	Amgen, Inc.	48,290	10,721
	Sanofi	87,478	9,378
	Medtronic PLC	102,282	9,011
	AstraZeneca PLC	55,623	7,967
	Bristol-Myers Squibb Company	119,512	7,643
	Takeda Pharmaceutical Company, Ltd.	163,825	5,149
	Roche Holding AG, nonvoting non-registered shares	10,518	3,214
	Novartis AG	29,445	2,972
	UnitedHealth Group, Inc.	6,021	2,894
	Johnson & Johnson	14,328	2,372
	GSK PLC	101,005	1,784
	Merck & Co., Inc.	8,309	959
	Pfizer, Inc.	19,387	711
	EBOS Group, Ltd.	31,061	703
	Bayer AG	12,628	698

			115,109

Consumer staples 9.60%	Philip Morris International, Inc.	269,741	26,332
	British American Tobacco PLC	416,259	13,810
	British American Tobacco PLC (ADR)	61,542	2,043
	Nestlé SA	65,960	7,937
	Altria Group, Inc.	170,048	7,703
	General Mills, Inc.	89,727	6,882
	PepsiCo, Inc.	32,513	6,022
	Imperial Brands PLC	248,968	5,506
	ITC, Ltd.	969,000	5,341
	Danone SA	52,836	3,238
	Carlsberg A/S, Class B	19,656	3,143
	Unilever PLC	52,239	2,724
	Diageo PLC	62,535	2,683
	Seven & i Holdings Co., Ltd.	60,700	2,625
	Kimberly-Clark Corp.	17,055	2,355
	Anheuser-Busch InBev SA/NV	38,833	2,199
	Kenvue, Inc.[5]	61,041	1,613
	Wilmar International, Ltd.	564,000	1,588
	Mondelez International, Inc.	17,875	1,304
	Pernod Ricard SA	5,365	1,185
	Kraft Heinz Company	33,332	1,183
	Procter & Gamble Company	7,261	1,102
	Essity Aktiebolag, Class B	39,037	1,039
	Vector Group, Ltd.	69,487	890
	Kao Corp.[1]	20,600	746
	Target Corp.	5,570	735
	Reckitt Benckiser Group PLC	7,982	599
	Viscofan, SA, non-registered shares	7,558	522
	Asahi Group Holdings, Ltd.[1]	11,800	457
	Scandinavian Tobacco Group A/S	21,667	361
	Coca-Cola HBC AG (CDI)	8,272	246
	Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	99,537	221

			114,334

Industrials 8.19%	Raytheon Technologies Corp.	215,838	21,143
	BAE Systems PLC	538,573	6,355
	Siemens AG	35,691	5,941
	Honeywell International, Inc.	23,926	4,965
	Lockheed Martin Corp.	10,428	4,801
	DHL Group	87,449	4,270

92	American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)
Industrials (continued)	RELX PLC	121,397	$ 4,047
	Paychex, Inc.	30,673	3,431
	Union Pacific Corp.	15,264	3,123
	Marubeni Corp.	178,800	3,055
	Kone OYJ, Class B	56,581	2,956
	United Parcel Service, Inc., Class B	16,388	2,937
	Singapore Technologies Engineering, Ltd.	968,200	2,641
	L3Harris Technologies, Inc.	12,595	2,466
	ITOCHU Corp.	58,800	2,338
	Trinity Industries, Inc.	90,425	2,325
	VINCI SA	17,993	2,091
	Broadridge Financial Solutions, Inc.	11,724	1,942
	Illinois Tool Works, Inc.	7,540	1,886
	BOC Aviation, Ltd.	199,400	1,615
	AB Volvo, Class B	75,480	1,566
	SGS SA	15,425	1,457
	Automatic Data Processing, Inc.	6,541	1,438
	Compañia de Distribución Integral Logista Holdings, SA, non-registered shares	47,408	1,278
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	68,673	1,233
	Trelleborg AB, Class B	49,881	1,211
	Canadian National Railway Company (CAD denominated)	9,101	1,102
	Carrier Global Corp.	17,129	851
	Bureau Veritas SA	29,068	797
	Waste Management, Inc.	3,955	686
	General Dynamics Corp.	2,786	599
	Airbus SE, non-registered shares	3,671	531
	Sulzer AG	4,052	349
	LIXIL Corp.	10,000	127

			97,553

Information technology 7.73%	Broadcom, Inc.	45,416	39,396
	Microsoft Corp.	64,408	21,933
	Taiwan Semiconductor Manufacturing Company, Ltd.	549,800	10,246
	Texas Instruments, Inc.	41,595	7,488
	KLA Corp.	5,048	2,448
	Tokyo Electron, Ltd.	11,100	1,590
	NetApp, Inc.	17,470	1,335
	Analog Devices, Inc.	6,364	1,240
	GlobalWafers Co., Ltd.	76,938	1,235
	SAP SE	8,709	1,189
	Vanguard International Semiconductor Corp.	398,700	1,132
	Samsung Electronics Co., Ltd.	16,417	905
	Intel Corp.	18,847	630
	SINBON Electronics Co., Ltd.	37,446	446
	BE Semiconductor Industries NV	3,224	349
	Tripod Technology Corp.	67,000	266
	QUALCOMM, Inc.	1,645	196

			92,024

Utilities 6.20%	National Grid PLC	662,548	8,755
	Engie SA	378,476	6,295
	Engie SA, bonus shares	36,900	614
	E.ON SE	501,396	6,391
	Power Grid Corporation of India, Ltd.	2,052,725	6,386
	The Southern Co.	77,968	5,477
	DTE Energy Company	48,749	5,363
	Iberdrola, SA, non-registered shares	301,212	3,934
	Edison International	55,028	3,822
	Sempra Energy	26,255	3,822
	Duke Energy Corp.	38,994	3,499

American Funds Insurance Series	93

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)
Utilities (continued)	Dominion Energy, Inc.	53,949	$ 2,794
	AES Corp.	119,553	2,478
	CenterPoint Energy, Inc.	77,961	2,273
	SSE PLC	77,332	1,812
	Entergy Corp.	18,533	1,804
	Public Service Enterprise Group, Inc.	25,936	1,624
	Pinnacle West Capital Corp.	15,295	1,246
	ENN Energy Holdings, Ltd.	96,100	1,201
	Exelon Corp.	28,319	1,154
	SembCorp Industries, Ltd.	239,800	1,021
	Evergy, Inc.	15,369	898
	Power Assets Holdings, Ltd.	106,500	559
	NextEra Energy, Inc.	6,009	446
	CMS Energy Corp.	3,992	234

			73,902

Real estate 5.81%	VICI Properties, Inc. REIT	523,772	16,462
	Crown Castle, Inc. REIT	100,515	11,453
	Equinix, Inc. REIT	10,387	8,143
	Public Storage REIT	15,169	4,428
	Extra Space Storage, Inc. REIT	23,243	3,460
	Federal Realty Investment Trust REIT	29,425	2,847
	Gaming and Leisure Properties, Inc. REIT	54,176	2,625
	Link REIT	467,128	2,601
	American Tower Corp. REIT	13,195	2,559
	Boston Properties, Inc. REIT	34,917	2,011
	CK Asset Holdings, Ltd.	330,500	1,834
	Welltower, Inc. REIT	20,296	1,642
	Sun Hung Kai Properties, Ltd.	113,755	1,435
	Charter Hall Group REIT	153,228	1,097
	POWERGRID Infrastructure Investment Trust REIT	681,110	955
	CTP NV	69,427	901
	Digital Realty Trust, Inc. REIT	6,950	791
	Longfor Group Holdings, Ltd.	298,000	730
	Mindspace Business Parks REIT	186,589	702
	Kimco Realty Corp. REIT	31,679	625
	Prologis, Inc. REIT	4,763	584
	Americold Realty Trust, Inc. REIT	17,402	562
	Embassy Office Parks REIT	115,328	409
	CubeSmart REIT	8,847	395

			69,251

Energy 5.80%	Canadian Natural Resources, Ltd. (CAD denominated)	220,983	12,424
	Exxon Mobil Corp.	83,569	8,963
	TC Energy Corp. (CAD denominated)	189,219	7,647
	TC Energy Corp.	16,085	650
	TotalEnergies SE	107,364	6,153
	Chevron Corp.	37,408	5,886
	BP PLC	828,721	4,855
	EOG Resources, Inc.	41,596	4,760
	Shell PLC (GBP denominated)	121,163	3,608
	Shell PLC (ADR)	8,467	511
	Woodside Energy Group, Ltd.	123,536	2,861
	Woodside Energy Group, Ltd. (CDI)	25,206	582
	Equitrans Midstream Corp.	220,130	2,104
	Schlumberger NV	37,613	1,848
	ConocoPhillips	16,317	1,691
	Enbridge, Inc. (CAD denominated)	41,796	1,554
	Pioneer Natural Resources Company	4,023	833
	Baker Hughes Co., Class A	25,932	820

94	American Funds Insurance Series

Capital Income Builder (continued)

Common stocks (continued)		Shares	Value (000)
Energy (continued)	DT Midstream, Inc.	13,716	$ 680
	Neste OYJ	15,434	595
	Gazprom PJSC[3]	880,428	–	[4]

			69,025

Consumer discretionary 3.65%	Home Depot, Inc.	20,368	6,327
	Industria de Diseño Textil, SA	119,156	4,629
	Starbucks Corp.	44,556	4,414
	Midea Group Co., Ltd., Class A	531,675	4,327
	Kering SA	7,159	3,965
	Restaurant Brands International, Inc.	48,923	3,793
	LVMH Moët Hennessy-Louis Vuitton SE	3,751	3,540
	YUM! Brands, Inc.	25,305	3,506
	McDonald’s Corp.	11,591	3,459
	Galaxy Entertainment Group, Ltd.[5]	202,000	1,289
	Darden Restaurants, Inc.	7,342	1,227
	NEXT PLC	12,327	1,083
	Tractor Supply Co.	2,597	574
	OPAP SA	22,896	399
	Inchcape PLC	31,417	310
	Pearson PLC	26,653	281
	Kindred Group PLC (SDR)	24,452	261
	VF Corp.	4,833	92

			43,476

Communication services 3.15%	Comcast Corp., Class A	236,587	9,830
	Nippon Telegraph and Telephone Corp.	3,885,000	4,603
	Koninklijke KPN NV	1,059,102	3,781
	Singapore Telecommunications, Ltd.	1,895,500	3,512
	Verizon Communications, Inc.	91,806	3,414
	SoftBank Corp.	305,400	3,267
	BCE, Inc.	53,284	2,429
	América Móvil, SAB de CV, Class B (ADR)	90,869	1,967
	HKT Trust and HKT, Ltd., units	1,154,240	1,344
	Omnicom Group, Inc.	10,871	1,034
	WPP PLC	91,116	953
	Warner Music Group Corp., Class A	34,824	909
	Indus Towers, Ltd.[5]	230,158	462

			37,505

Materials 2.80%	Vale SA (ADR), ordinary nominative shares	343,898	4,615
	Vale SA, ordinary nominative shares	225,122	3,019
	Rio Tinto PLC	84,330	5,357
	Air Products and Chemicals, Inc.	13,544	4,057
	Linde PLC	9,160	3,491
	BHP Group, Ltd. (CDI)	63,035	1,872
	UPM-Kymmene OYJ	56,040	1,670
	Evonik Industries AG1	71,217	1,354
	LyondellBasell Industries NV	14,470	1,329
	International Flavors & Fragrances, Inc.	16,439	1,308
	Sociedad Química y Minera de Chile SA, Class B (ADR)	12,929	939
	BASF SE	16,210	787
	Asahi Kasei Corp.	102,400	695
	Celanese Corp.	5,292	613
	Smurfit Kappa Group PLC	17,699	591
	Gerdau SA (ADR)	105,698	552

American Funds Insurance Series	95

Capital Income Builder (continued)

Common stocks (continued)		Shares		Value (000)
Materials (continued)	WestRock Co.	16,223		$ 472
	Fortescue Metals Group, Ltd.	28,457		424
	Nexa Resources SA1	51,286		249

				33,394

	Total common stocks (cost: $740,664,000)			893,939

Preferred securities 0.04%
Financials 0.04%	Banco Bradesco SA, preferred nominative shares	138,496		476

	Total preferred securities (cost: $385,000)			476

Rights & warrants 0.00%
Consumer discretionary 0.00%	Compagnie Financière Richemont SA, Class A, warrants, expire 11/22/2023[5]	7,130		10

	Total rights & warrants (cost: $0)			10

Convertible stocks 0.24%
Utilities 0.24%	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	35,900		1,626
	AES Corp., convertible preferred units, 6.875% 2/15/2024	8,659		707
	American Electric Power Company, Inc., convertible preferred units, 6.125% 8/15/2023	9,704		482

	Total convertible stocks (cost: $3,074,000)			2,815

Investment funds 3.08%
	Capital Group Central Corporate Bond Fund[6]	4,434,560		36,718

	Total investment funds (cost: $41,985,000)			36,718

Bonds, notes & other debt instruments 17.31%		Principal amount (000)

Mortgage-backed obligations 7.22%
Federal agency mortgage-backed obligations 6.37%	Fannie Mae Pool #695412 5.00% 6/1/2033[7]	USD–	[4]	–	[4]
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[7]	1		1
	Fannie Mae Pool #931768 5.00% 8/1/2039[7]	1		1
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[7]	5		5
	Fannie Mae Pool #932606 5.00% 2/1/2040[7]	2		2
	Fannie Mae Pool #AE0311 3.50% 8/1/2040[7]	8		8
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[7]	8		8
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[7]	6		6
	Fannie Mae Pool #AE1274 5.00% 10/1/2041[7]	6		6
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[7]	4		4
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[7]	2		2
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[7]	4		4
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[7]	1		1
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[7]	2		2
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[7]	2		2
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[7]	143		133
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[7]	1		1
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[7]	35		34
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[7]	19		18
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[7]	25		24
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[7]	8		7

96	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Fannie Mae Pool #BK9761 4.50% 8/1/2048[7]	USD5	$ 5
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[7]	36	34
	Fannie Mae Pool #CA5540 3.00% 4/1/2050[7]	3,097	2,762
	Fannie Mae Pool #CA6309 3.00% 7/1/2050[7]	364	325
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[7]	136	120
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[7]	95	84
	Fannie Mae Pool #CA7048 3.00% 9/1/2050[7]	50	44
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[7]	15	13
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[7]	152	134
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[7]	97	86
	Fannie Mae Pool #BR4104 2.00% 1/1/2051[7]	49	41
	Fannie Mae Pool #FM5509 3.00% 1/1/2051[7]	148	131
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[7]	182	162
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[7]	22	20
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[7]	18	16
	Fannie Mae Pool #FM8477 3.00% 8/1/2051[7]	131	116
	Fannie Mae Pool #CB2787 3.50% 12/1/2051[7]	23	21
	Fannie Mae Pool #BV0790 3.50% 1/1/2052[7]	96	88
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[7]	973	868
	Fannie Mae Pool #CB3179 3.50% 3/1/2052[7]	341	311
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[7]	131	131
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[7]	123	122
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[7]	177	177
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[7]	115	114
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[7]	66	65
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[7]	307	305
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[7]	1,785	1,801
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[7]	376	375
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[7]	464	468
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[7]	287	291
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[7]	205	207
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[7]	372	365
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[7]	1,251	1,246
	Fannie Mae Pool #BF0142 5.50% 8/1/2056[7]	371	381
	Fannie Mae Pool #BF0342 5.50% 1/1/2059[7]	252	256
	Fannie Mae Pool #BM6737 4.50% 11/1/2059[7]	655	634
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[7]	440	376
	Freddie Mac Pool #SC0149 2.00% 3/1/2041[7]	75	64
	Freddie Mac Pool #RB0544 2.00% 6/1/2041[7]	130	111
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[7]	1	1
	Freddie Mac Pool #G67711 4.00% 3/1/2048[7]	222	213
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[7]	18	17
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[7]	16	16
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[7]	8	8
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[7]	25	24
	Freddie Mac Pool #Q57242 4.50% 7/1/2048[7]	12	12
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[7]	49	48
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[7]	27	27
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[7]	19	18
	Freddie Mac Pool #ZT1704 4.50% 1/1/2049[7]	1,169	1,147
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[7]	16	14
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[7]	156	138
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[7]	81	71
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[7]	163	144
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[7]	606	552
	Freddie Mac Pool #QE3580 3.50% 6/1/2052[7]	493	449
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[7]	337	317
	Freddie Mac Pool #RA7556 4.50% 6/1/2052[7]	909	875
	Freddie Mac Pool #SD1584 4.50% 9/1/2052[7]	200	195
	Freddie Mac Pool #QF0924 5.50% 9/1/2052[7]	320	319
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[7]	127	126

American Funds Insurance Series	97

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Freddie Mac Pool #SD2716 5.00% 4/1/2053[7]	USD108		$ 106
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[7]	618		616
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[7]	467		465
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[7]	36		35
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[7]	1,172		1,167
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[7]	21		22
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[7]	17		18
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[7]	16		17
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[7]	17		17
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[7]	11		11
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[7]	8		8
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[7]	6		6
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[7]	4		4
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[7]	360		353
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[7]	2,559		2,549
	Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[7,8]	160		160
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[7,8]	110		102
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[7]	227		209
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[7,8]	222		205
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[7,8]	93		84
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[7]	77		69
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[7]	19		17
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[7]	960		857
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[7]	379		355
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[7]	590		551
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[7]	17		16
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[7]	10		9
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[7]	872		823
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[7]	1,234		1,129
	Government National Mortgage Assn. 5.50% 7/1/2053[7,9]	970		966
	Government National Mortgage Assn. 4.00% 8/1/2053[7,9]	3,568		3,379
	Government National Mortgage Assn. 5.00% 8/1/2053[7,9]	1,610		1,582
	Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[7]	199		195
	Government National Mortgage Assn. Pool #694836 5.75% 9/20/2059[7]	–	[4]	–	[4]
	Government National Mortgage Assn. Pool #765152 4.14% 7/20/2061[7]	–	[4]	–	[4]
	Government National Mortgage Assn. Pool #766525 4.70% 11/20/2062[7]	–	[4]	–	[4]
	Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[7]	–	[4]	–	[4]
	Uniform Mortgage-Backed Security 2.50% 7/1/2038[7,9]	308		280
	Uniform Mortgage-Backed Security 2.50% 8/1/2038[7,9]	1,400		1,277
	Uniform Mortgage-Backed Security 2.00% 7/1/2053[7,9]	981		800
	Uniform Mortgage-Backed Security 3.00% 7/1/2053[7,9]	1,083		953
	Uniform Mortgage-Backed Security 3.50% 7/1/2053[7,9]	3,995		3,641
	Uniform Mortgage-Backed Security 4.00% 7/1/2053[7,9]	407		382
	Uniform Mortgage-Backed Security 4.50% 7/1/2053[7,9]	176		169
	Uniform Mortgage-Backed Security 5.00% 7/1/2053[7,9]	7,608		7,455
	Uniform Mortgage-Backed Security 5.50% 7/1/2053[7,9]	2,585		2,573
	Uniform Mortgage-Backed Security 2.00% 8/1/2053[7,9]	300		245
	Uniform Mortgage-Backed Security 2.50% 8/1/2053[7,9]	560		476

98	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Uniform Mortgage-Backed Security 3.00% 8/1/2053[7,9]	USD160	$141
	Uniform Mortgage-Backed Security 4.00% 8/1/2053[7,9]	2,600	2,442
	Uniform Mortgage-Backed Security 4.50% 8/1/2053[7,9]	2,300	2,213
	Uniform Mortgage-Backed Security 5.50% 8/1/2053[7,9]	11,110	11,055
	Uniform Mortgage-Backed Security 6.00% 8/1/2053[7,9]	6,352	6,407
	Uniform Mortgage-Backed Security 6.50% 8/1/2053[7,9]	1,386	1,414

			75,895

Collateralized mortgage-backed obligations (privately originated) 0.48%	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[2,7,8]	131	105
	BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[2,7,8]	78	69
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[2,7]	86	76
	Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[2,7,8]	119	112
	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[2,7,8]	89	85
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[2,7,8]	176	162
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[2,7,8]	10	9
	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 5.817% 10/25/2041[2,7,8]	3	3
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.467% 12/25/2042[2,7,8]	40	41
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.967% 6/25/2043[2,7,8]	432	433
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[2,7,8]	574	559
	Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[2,7]	58	61
	Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[2,7]	65	64
	Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[2,7,8]	114	92
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.067% 4/25/2042[2,7,8]	97	98
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.267% 5/25/2042[2,7,8]	17	17
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.217% 9/25/2042[2,7,8]	29	30
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.767% 9/25/2042[2,7,8]	64	66
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (1-month USD-LIBOR + 1.70%) 6.85% 1/25/2050[2,7,8]	148	148
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 7.00% 2/25/2050[2,7,8]	358	359
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (1-month USD-LIBOR + 5.10%) 10.25% 6/27/2050[2,7,8]	535	576
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 11.15% 8/25/2050[2,7,8]	502	558
	Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[2,7]	194	181
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[2,7,10]	188	181
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[2,7,8]	73	68
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[2,7,10]	124	115
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 6.00% 11/25/2055[2,7,8]	202	200
	NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 5.90% 5/25/2055[2,7,8]	244	242
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[2,7]	99	90
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[2,7,8]	48	46
	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[2,7,8]	12	12
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[2,7,8]	14	14
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[2,7,8]	35	33

American Funds Insurance Series	99

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[2,7,8]	USD42	$40
	Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[2,7,8]	22	21
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[2,7]	442	387
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[2,3]	100	88
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[2,7]	196	174
	Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[2,7]	100	98

			5,713

Commercial mortgage-backed securities 0.37%	Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[7,8]	287	292
	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.917% 5/15/2039[2,7,8]	110	109
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.045% 4/15/2037[2,7,8]	329	320
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.262% 6/15/2027[2,7,8]	332	332
	BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.893% 9/15/2036[2,7,8]	648	628
	BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.092% 10/15/2036[2,7,8]	266	258
	BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 6.839% 10/15/2036[2,7,8]	100	96
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.638% 4/15/2037[2,7,8]	152	150
	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 5.863% 6/15/2038[2,7,8]	169	164
	BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 6.593% 6/15/2038[2,7,8]	97	93
	BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 6.693% 11/15/2038[2,7,8]	100	97
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.598% 8/15/2039[2,7,8]	89	89
	BX Trust, Series 2023-VLT2, Class A, (1-month USD CME Term SOFR + 2.281%) 7.34% 6/15/2040[2,7,8]	221	221
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[2,7,8]	237	237
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 6.273% 7/15/2038[2,7,8]	96	95
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[7]	73	73
	Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.148%) 6.295% 12/15/2036 (1-month USD CME Term SOFR + 1.348% on 12/15/2023)[2,7,10]	24	24
	GS Mortgage Securities Trust, Series 2018-HULA, Class A, 6.113% 7/15/2025[2,7,8]	229	225
	Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 6.343% 5/17/2038[2,7,8]	300	297
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[2,7,8]	100	77
	Multifamily Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 8.40% 10/15/2049[2,7,8]	141	137
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.924% 11/15/2038[2,7,8]	361	351

			4,365

	Total mortgage-backed obligations		85,973

U.S. Treasury bonds & notes 7.13%
U.S. Treasury 6.06%	U.S. Treasury 0.125% 12/15/2023	2,160	2,111
	U.S. Treasury 2.50% 4/30/2024	364	355
	U.S. Treasury 4.25% 9/30/2024	2,126	2,098
	U.S. Treasury 0.625% 10/15/2024	11,050	10,413

100	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)	U.S. Treasury 3.875% 3/31/2025	USD12,897	$12,645
	U.S. Treasury 4.25% 5/31/2025	5,017	4,953
	U.S. Treasury 4.00% 2/15/2026	2,621	2,581
	U.S. Treasury 0.75% 3/31/2026	1	1
	U.S. Treasury 0.75% 5/31/2026	3,850	3,458
	U.S. Treasury 1.875% 6/30/2026	4,855	4,506
	U.S. Treasury 1.125% 10/31/2026	995	895
	U.S. Treasury 2.00% 11/15/2026[11]	2,800	2,590
	U.S. Treasury 0.50% 4/30/2027	2,900	2,513
	U.S. Treasury 2.625% 5/31/2027	80	75
	U.S. Treasury 6.125% 11/15/2027	950	1,021
	U.S. Treasury 4.00% 2/29/2028	745	740
	U.S. Treasury 1.25% 3/31/2028	1,350	1,181
	U.S. Treasury 3.625% 3/31/2028	4	4
	U.S. Treasury 3.625% 5/31/2028	10,265	10,039
	U.S. Treasury 4.00% 2/28/2030	1,659	1,658
	U.S. Treasury 6.25% 5/15/2030	890	1,009
	U.S. Treasury 4.125% 11/15/2032	9	9
	U.S. Treasury 3.375% 5/15/2033	819	791
	U.S. Treasury 4.50% 8/15/2039	640	688
	U.S. Treasury 1.125% 5/15/2040[11]	2,400	1,556
	U.S. Treasury 2.00% 11/15/2041	300	220
	U.S. Treasury 3.875% 5/15/2043	106	104
	U.S. Treasury 2.375% 5/15/2051	197	146
	U.S. Treasury 4.00% 11/15/2052[11]	157	161
	U.S. Treasury 3.625% 2/15/2053[11]	3,754	3,599

			72,120

U.S. Treasury inflation-protected securities 1.07%	U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[12]	1,441	1,407
	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[12]	549	527
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[12]	1,292	1,230
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[12]	384	367
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[12]	234	222
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[12]	2,431	2,281
	U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[12]	1,464	1,443
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[12]	2,181	1,957
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[12]	1,864	1,657
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[12]	141	125
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[12]	205	176
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[11,12]	2,068	1,379

			12,771

	Total U.S. Treasury bonds & notes		84,891

Corporate bonds, notes & loans 2.00%
Health care 0.35%	Amgen, Inc. 5.507% 3/2/2026	50	50
	Amgen, Inc. 5.15% 3/2/2028	65	65
	Amgen, Inc. 4.05% 8/18/2029	145	138
	Amgen, Inc. 5.25% 3/2/2030	134	134
	Amgen, Inc. 4.20% 3/1/2033	133	124
	Amgen, Inc. 5.25% 3/2/2033	71	71
	Amgen, Inc. 5.60% 3/2/2043	125	125
	Amgen, Inc. 4.20% 2/22/2052	19	16
	Amgen, Inc. 4.875% 3/1/2053	45	41
	Amgen, Inc. 5.65% 3/2/2053	37	37
	Amgen, Inc. 5.75% 3/2/2063	95	96
	AstraZeneca Finance, LLC 4.875% 3/3/2028	35	35
	AstraZeneca PLC 3.375% 11/16/2025	200	192
	AstraZeneca PLC 3.00% 5/28/2051	11	8

American Funds Insurance Series	101

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Health care (continued)	Baxter International, Inc. 3.132% 12/1/2051	USD25	$17
	Centene Corp. 4.625% 12/15/2029	530	488
	Centene Corp. 3.375% 2/15/2030	179	154
	Centene Corp. 2.625% 8/1/2031	40	32
	CVS Health Corp. 5.125% 2/21/2030	50	50
	CVS Health Corp. 5.25% 2/21/2033	23	23
	CVS Health Corp. 5.30% 6/1/2033	24	24
	CVS Health Corp. 5.625% 2/21/2053	55	55
	Elevance Health, Inc. 4.90% 2/8/2026	10	10
	Elevance Health, Inc. 4.75% 2/15/2033	16	16
	Elevance Health, Inc. 5.125% 2/15/2053	13	13
	Eli Lilly and Co. 5.00% 2/27/2026	35	35
	Eli Lilly and Co. 4.875% 2/27/2053	23	24
	Eli Lilly and Co. 4.95% 2/27/2063	14	14
	Gilead Sciences, Inc. 1.65% 10/1/2030	8	7
	HCA, Inc. 2.375% 7/15/2031	18	14
	Humana, Inc. 3.70% 3/23/2029	12	11
	Merck & Co., Inc. 1.70% 6/10/2027	118	106
	Merck & Co., Inc. 3.40% 3/7/2029	110	103
	Merck & Co., Inc. 4.50% 5/17/2033	35	35
	Merck & Co., Inc. 4.90% 5/17/2044	35	35
	Merck & Co., Inc. 5.00% 5/17/2053	18	18
	Molina Healthcare, Inc. 3.875% 5/15/2032[2]	40	34
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	13	13
	Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	35	35
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	12	12
	Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	8	6
	Regeneron Pharmaceuticals, Inc. 2.80% 9/15/2050	2	1
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	270	254
	Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	551	548
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	650	583
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	300	198
	Zoetis, Inc. 5.60% 11/16/2032	25	26

			4,126

Consumer discretionary 0.30%	BMW US Capital, LLC 4.15% 4/9/2030[2]	290	277
	BMW US Capital, LLC 3.70% 4/1/2032[2]	25	23
	Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[2]	495	485
	Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[2]	175	165
	Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[2]	150	149
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[2]	150	130
	Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[2]	150	122
	Ford Motor Credit Co., LLC 2.30% 2/10/2025	200	187
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	695	677
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	274
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	570
	Grand Canyon University 4.125% 10/1/2024	200	189
	McDonald’s Corp. 3.60% 7/1/2030	12	11
	McDonald’s Corp. 4.60% 9/9/2032	6	6
	McDonald’s Corp. 5.15% 9/9/2052	10	10
	Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[2]	115	122
	Toyota Motor Credit Corp. 5.40% 11/10/2025	228	230

			3,627

Financials 0.29%	AerCap Ireland Capital DAC 5.75% 6/6/2028	150	149
	AerCap Ireland Capital DAC 3.30% 1/30/2032	150	123
	American Express Co. 4.90% 2/13/2026	28	28
	American International Group, Inc. 5.125% 3/27/2033	17	17

102	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Financials (continued)	Aon Corp. 5.35% 2/28/2033	USD21	$ 21
	Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[10]	40	39
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[10]	231	183
	Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[10]	84	82
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[10]	40	40
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[2,10]	200	200
	Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[10]	30	29
	Capital One Financial Corp. 5.817% 2/1/2034 (USD-SOFR + 2.60% on 2/1/2033)[10]	70	67
	Charles Schwab Corp. 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[10]	15	15
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[10]	35	29
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[10]	50	50
	CME Group, Inc. 2.65% 3/15/2032	50	43
	Corebridge Financial, Inc. 3.85% 4/5/2029	180	162
	Corebridge Financial, Inc. 3.90% 4/5/2032	32	28
	Corebridge Financial, Inc. 4.35% 4/5/2042	7	6
	Corebridge Financial, Inc. 4.40% 4/5/2052	49	39
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[2,10]	200	187
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[10]	150	150
	Discover Financial Services 6.70% 11/29/2032	25	26
	Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[10]	75	61
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[10]	40	34
	Intercontinental Exchange, Inc. 4.60% 3/15/2033	18	17
	Intercontinental Exchange, Inc. 4.95% 6/15/2052	16	15
	JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[10]	100	100
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[10]	40	39
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[10]	227	181
	JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[10]	17	14
	JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[10]	25	24
	Marsh & McLennan Companies, Inc. 5.45% 3/15/2053	30	31
	Mastercard, Inc. 4.875% 3/9/2028	31	31
	Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[10]	25	25
	Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[10]	20	19
	Nasdaq, Inc. 5.65% 6/28/2025	45	45
	Nasdaq, Inc. 5.35% 6/28/2028	20	20
	Nasdaq, Inc. 5.55% 2/15/2034	17	17
	Nasdaq, Inc. 5.95% 8/15/2053	8	8
	Nasdaq, Inc. 6.10% 6/28/2063	11	11
	Navient Corp. 5.00% 3/15/2027	150	134
	New York Life Global Funding 3.00% 1/10/2028[2]	150	139
	PNC Financial Services Group, Inc. 5.812% 6/12/2026 (USD-SOFR + 1.322% on 6/12/2025)[10]	35	35
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[10]	50	50
	Royal Bank of Canada 5.00% 2/1/2033	30	29
	State Street Corp. 4.857% 1/26/2026 (USD-SOFR + 0.604% on 1/26/2025)[10]	15	15
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[10,13]	38	3
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[10]	10	10
	U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[10]	70	70
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[10]	35	35
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[2,10]	374	333
	Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[10]	45	44
	Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[10]	105	90
	Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[10]	35	34

			3,426

American Funds Insurance Series	103

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Utilities 0.29%	AEP Transmission Co., LLC 3.80% 6/15/2049	USD45	$ 36
	Consumers Energy Co. 4.625% 5/15/2033	50	49
	DTE Electric Co. 5.20% 4/1/2033	35	36
	Duke Energy Florida, LLC 5.95% 11/15/2052	25	27
	Edison International 4.125% 3/15/2028	132	123
	Edison International 5.25% 11/15/2028	55	54
	Edison International 6.95% 11/15/2029	25	26
	Electricité de France SA 6.25% 5/23/2033[2]	200	203
	Electricité de France SA 9.125% 12/31/2079 (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[2,10]	200	206
	FirstEnergy Corp. 2.65% 3/1/2030	493	416
	FirstEnergy Corp. 2.25% 9/1/2030	107	87
	Florida Power & Light Company 5.05% 4/1/2028	70	71
	Florida Power & Light Company 5.10% 4/1/2033	35	35
	NiSource, Inc. 5.40% 6/30/2033	25	25
	Pacific Gas and Electric Co. 3.25% 2/16/2024	1,025	1,006
	Pacific Gas and Electric Co. 2.95% 3/1/2026	97	89
	Pacific Gas and Electric Co. 3.75% 7/1/2028	105	94
	Pacific Gas and Electric Co. 4.65% 8/1/2028	284	263
	Pacific Gas and Electric Co. 2.50% 2/1/2031	375	294
	Pacific Gas and Electric Co. 6.40% 6/15/2033	50	50
	Southern California Edison Co. 5.30% 3/1/2028	25	25
	Southern California Edison Co. 3.60% 2/1/2045	206	152
	Union Electric Co. 3.90% 4/1/2052	25	20
	WEC Energy Group, Inc. 5.15% 10/1/2027	25	25

			3,412

Energy 0.24%	Apache Corp. 4.25% 1/15/2030	385	343
	Baker Hughes Holdings, LLC 2.061% 12/15/2026	8	7
	BP Capital Markets America, Inc. 3.633% 4/6/2030	360	335
	Cenovus Energy, Inc. 5.40% 6/15/2047	73	66
	ConocoPhillips Co. 5.30% 5/15/2053	25	26
	EQT Corp. 5.00% 1/15/2029	35	33
	EQT Corp. 3.625% 5/15/2031[2]	20	17
	Equinor ASA 2.375% 5/22/2030	365	317
	Exxon Mobil Corp. 2.995% 8/16/2039	200	159
	Exxon Mobil Corp. 3.452% 4/15/2051	25	19
	Kinder Morgan, Inc. 5.20% 6/1/2033	27	26
	Kinder Morgan, Inc. 5.45% 8/1/2052	11	10
	MPLX, LP 4.95% 9/1/2032	20	19
	MPLX, LP 4.95% 3/14/2052	20	17
	New Fortress Energy, Inc. 6.50% 9/30/2026[2]	80	72
	NGL Energy Operating, LLC 7.50% 2/1/2026[2]	80	79
	ONEOK, Inc. 3.10% 3/15/2030	42	36
	ONEOK, Inc. 7.15% 1/15/2051	97	102
	Petroleos Mexicanos 6.50% 1/23/2029	20	17
	Petroleos Mexicanos 8.75% 6/2/2029	177	160
	Petroleos Mexicanos 6.625% 6/15/2035	150	105
	Sabine Pass Liquefaction, LLC 4.50% 5/15/2030	142	135
	Shell International Finance BV 2.00% 11/7/2024	420	402
	TransCanada Pipelines, Ltd. 5.10% 3/15/2049	150	140
	TransCanada Trust 5.875% 8/15/2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[10]	205	194
	Williams Companies, Inc. 5.30% 8/15/2052	40	37

			2,873

104	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Communication services 0.23%	América Móvil, SAB de CV, 8.46% 12/18/2036	MXN1,300	$ 68
	AT&T, Inc. 3.50% 6/1/2041	USD75	58
	CCO Holdings, LLC 4.25% 2/1/2031[2]	360	292
	CCO Holdings, LLC 4.75% 2/1/2032[2]	25	20
	CCO Holdings, LLC 4.25% 1/15/2034[2]	175	132
	Charter Communications Operating, LLC 3.70% 4/1/2051	25	16
	Meta Platforms, Inc. 3.85% 8/15/2032	160	149
	Meta Platforms, Inc. 4.45% 8/15/2052	95	83
	Netflix, Inc. 4.875% 4/15/2028	150	148
	SBA Tower Trust 1.631% 11/15/2026[2]	253	218
	Sprint Capital Corp. 6.875% 11/15/2028	325	345
	Sprint Capital Corp. 8.75% 3/15/2032	90	109
	The Walt Disney Co. 4.625% 3/23/2040	120	115
	T-Mobile USA, Inc. 3.875% 4/15/2030	625	576
	T-Mobile USA, Inc. 2.55% 2/15/2031	203	169
	Verizon Communications, Inc. 1.75% 1/20/2031	142	112
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	47	40
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	88	72

			2,722

Consumer staples 0.09%	7-Eleven, Inc. 0.80% 2/10/2024[2]	50	49
	7-Eleven, Inc. 1.30% 2/10/2028[2]	14	12
	7-Eleven, Inc. 1.80% 2/10/2031[2]	128	101
	Altria Group, Inc. 3.875% 9/16/2046	22	15
	Altria Group, Inc. 3.70% 2/4/2051	28	19
	Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/2050	5	5
	BAT Capital Corp. 4.70% 4/2/2027	105	102
	BAT Capital Corp. 4.54% 8/15/2047	82	60
	BAT Capital Corp. 4.758% 9/6/2049	121	91
	BAT International Finance PLC 4.448% 3/16/2028	150	142
	Constellation Brands, Inc. 5.00% 2/2/2026	50	50
	H.J. Heinz Co. 3.00% 6/1/2026	93	88
	H.J. Heinz Co. 4.875% 10/1/2049	235	215
	Philip Morris International, Inc. 5.125% 11/17/2027	43	43
	Philip Morris International, Inc. 5.625% 11/17/2029	23	23
	Philip Morris International, Inc. 5.125% 2/15/2030	56	55
	Philip Morris International, Inc. 5.75% 11/17/2032	16	16
	Philip Morris International, Inc. 5.375% 2/15/2033	55	55

			1,141

Information technology 0.08%	Apple, Inc. 3.35% 8/8/2032	145	135
	Apple, Inc. 4.30% 5/10/2033	35	35
	Apple, Inc. 4.85% 5/10/2053	27	28
	Broadcom, Inc. 4.00% 4/15/2029[2]	3	3
	Broadcom, Inc. 4.15% 4/15/2032[2]	11	10
	Broadcom, Inc. 3.137% 11/15/2035[2]	2	2
	Broadcom, Inc. 3.75% 2/15/2051[2]	91	67
	Intel Corp. 5.125% 2/10/2030	45	45
	Intel Corp. 5.20% 2/10/2033	53	54
	Intel Corp. 5.70% 2/10/2053	14	14
	Lenovo Group, Ltd. 5.875% 4/24/2025	400	398
	Oracle Corp. 3.60% 4/1/2050	150	107
	ServiceNow, Inc. 1.40% 9/1/2030	130	103

			1,001

American Funds Insurance Series	105

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Industrials 0.07%	Boeing Co. 2.75% 2/1/2026	USD91	$ 85
	Boeing Co. 3.625% 2/1/2031	280	252
	Boeing Co. 5.805% 5/1/2050	95	95
	Canadian Pacific Railway Co. 3.10% 12/2/2051	102	73
	CSX Corp. 4.75% 11/15/2048	50	46
	CSX Corp. 4.50% 11/15/2052	35	32
	Lockheed Martin Corp. 5.10% 11/15/2027	19	19
	Masco Corp. 3.125% 2/15/2051	10	6
	Northrop Grumman Corp. 4.95% 3/15/2053	21	20
	Raytheon Technologies Corp. 5.00% 2/27/2026	11	11
	Raytheon Technologies Corp. 5.375% 2/27/2053	43	45
	Republic Services, Inc. 5.00% 4/1/2034	13	13
	Union Pacific Corp. 2.80% 2/14/2032	17	15
	Union Pacific Corp. 3.50% 2/14/2053	20	15
	Waste Management, Inc. 4.625% 2/15/2030	60	59

			786

Materials 0.04%	BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	35	35
	BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	35
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	23	23
	Celanese US Holdings, LLC 6.379% 7/15/2032	10	10
	Dow Chemical Co. (The) 3.60% 11/15/2050	75	56
	EIDP, Inc. 4.80% 5/15/2033	27	26
	International Flavors & Fragrances, Inc. 1.832% 10/15/2027[2]	100	84
	International Flavors & Fragrances, Inc. 3.468% 12/1/2050[2]	10	7
	LYB International Finance III, LLC 3.625% 4/1/2051	102	71
	Nutrien, Ltd. 5.90% 11/7/2024	84	84
	Nutrien, Ltd. 5.80% 3/27/2053	15	15
	South32 Treasury, Ltd. 4.35% 4/14/2032[2]	10	9

			455

Real estate 0.02%	American Tower Corp. 4.05% 3/15/2032	11	10
	Boston Properties, LP 2.45% 10/1/2033	7	5
	Boston Properties, LP 6.50% 1/15/2034	38	38
	Crown Castle, Inc. 5.00% 1/11/2028	56	55
	Equinix, Inc. 1.55% 3/15/2028	25	21
	Equinix, Inc. 3.20% 11/18/2029	144	127
	Equinix, Inc. 2.50% 5/15/2031	47	38

			294

	Total corporate bonds, notes & loans		23,863

Asset-backed obligations 0.88%
	ACHV ABS Trust, Series 2023-1, Class A, 6.42% 3/18/2030[2,7]	44	44
	Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[2,7]	38	37
	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[2,7]	100	100
	American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[7]	100	97
	American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[2,7]	84	82
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[2,7]	86	83
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[2,7]	100	96
	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 6.216% 12/18/2025[7,8]	75	75
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,7]	197	179
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[2,7]	100	92

106	American Funds Insurance Series

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[2,7]	USD339	$ 339
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[2,7]	52	49
CarMax Auto Owner Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.77%) 5.837% 9/15/2025[7,8]	63	63
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,7]	351	315
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,7]	88	73
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[2,7]	90	80
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[2,7]	90	75
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,7]	316	274
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[2,7]	489	477
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[2,7]	72	71
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[7]	326	319
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[2,7]	73	72
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[7]	213	210
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[2,7]	131	124
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.667% 2/15/2025[7,8]	34	34
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[2,7]	176	172
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[2,7]	188	186
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[2,7]	469	411
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[2,7]	81	69
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[2,7]	123	114
GM Financial Automobile Leasing Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.71%) 5.776% 10/21/2024[7,8]	44	44
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.667% 9/16/2025[7,8]	52	52
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[2,7]	285	282
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[2,7]	184	188
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028[7]	25	25
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028[7]	48	47
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[2,7]	247	232
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[2,7]	100	94
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[2,7]	268	234
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[2,7]	100	88
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[2,7]	100	86
Hyundai Auto Receivables Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.58%) 5.647% 5/15/2025[7,8]	66	66
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027[7]	28	28
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028[7]	28	28
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[2,7]	28	28
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[2,7]	70	69
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[2,7]	42	36
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[2,7]	131	113
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[2,7]	187	166
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[2,7]	375	334
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 5.886% 4/20/2062[2,7,8]	190	187
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,7]	935	798
Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 8/15/2024[7]	100	99
Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.68%) 5.747% 8/15/2024[7,8]	121	121
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[2,7]	100	96
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[2,7]	100	91

American Funds Insurance Series	107

Capital Income Builder (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Asset-backed obligations (continued)
	PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[2,7]	USD100	$ 97
	PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[2,7]	175	174
	Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 7/15/2025[7]	32	32
	Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[7]	415	415
	Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[7]	62	62
	SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[2,7]	73	73
	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[2,7]	63	54
	Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[2,7]	171	155
	Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[2,7,8]	335	299
	Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.637% 8/15/2025[7,8]	21	21
	Verizon Master Trust, Series 2022-3, Class A, 3.01% 5/20/2027 (3.76% on 11/20/2023)[7,10]	160	158
	Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[7,10]	451	448
	Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 10/21/2024[7]	60	60
	Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[2,7]	253	250
	Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[2,7]	80	80
	Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[2,7]	100	99

			10,521

Bonds & notes of governments & government agencies outside the U.S. 0.06%
	Peru (Republic of) 2.783% 1/23/2031	190	163
	Portuguese Republic 5.125% 10/15/2024	18	18
	Qatar (State of) 4.50% 4/23/2028	200	200
	Saudi Arabia (Kingdom of) 3.625% 3/4/2028	200	190
	United Mexican States 3.25% 4/16/2030	200	178

			749

Municipals 0.02%
California 0.00%	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	15	12

Illinois 0.02%	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	225	222

	Total municipals		234

	Total bonds, notes & other debt instruments (cost: $216,307,000)		206,231

Short-term securities 8.52%		Shares
Money market investments 8.06%
	Capital Group Central Cash Fund 5.15%[6,14]	959,287	95,938

108	American Funds Insurance Series

Capital Income Builder (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.46%
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[14,15]	2,448,932	$2,449
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[14,15]	2,433,668	2,433
Capital Group Central Cash Fund 5.15%[6,14,15]	6,116	612

		5,494

Total short-term securities (cost: $101,407,000)		101,432

Total investment securities 104.24% (cost: $1,103,822,000)		1,241,621
Other assets less liabilities (4.24)%		(50,464)

Net assets 100.00%		$1,191,157

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	224	September 2023	USD45,549	$(578)
5 Year U.S. Treasury Note Futures	Long	456	September 2023	48,835	(843)
10 Year U.S. Treasury Note Futures	Long	6	September 2023	674	1
10 Year Ultra U.S. Treasury Note Futures	Long	2	September 2023	237	(3)
20 Year U.S. Treasury Bond Futures	Long	9	September 2023	1,142	(2)
30 Year Ultra U.S. Treasury Bond Futures	Long	71	September 2023	9,671	108

					$(1,317)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

								Unrealized
							Upfront	(depreciation)
Receive		Pay			Notional	Value at	premium	appreciation
	Payment		Payment	Expiration	amount	6/30/2023	paid	at 6/30/2023
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	USD4,037	$(13)	$–	$(13)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	5,914	(20)	–	(20)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	8,100	(27)	–	(27)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	5,215	(90)	–	(90)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	5,635	(97)	–	(97)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	5,600	(98)	–	(98)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	898	(16)	–	(16)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	4,100	(74)	–	(74)
SOFR	Annual	3.055%	Annual	4/6/2031	6,700	269	–	269
SOFR	Annual	2.91%	Annual	9/18/2050	592	36	–	36

						$(130)	$–	$(130)

American Funds Insurance Series	109

Capital Income Builder  (continued)

Swap contracts (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	[16]	Value at 6/30/2023 (000)	[17]	Upfront premium paid (000)	Unrealized appreciation at 6/30/2023 (000)

5.00%	Quarterly	CDX.NA.HY.40	6/20/2028	USD6,200		$172		$13	$159

Investments in affiliates[6]

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)		Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)

Investment funds 3.08%
Capital Group Central Corporate Bond Fund	$28,059	$8,243	$–		$–	$416	$36,718	$612

Short-term securities 8.11%
Money market investments 8.06%
Capital Group Central Cash Fund 5.15%[14]	77,952	131,623	113,656		4	15	95,938	2,156

Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 5.15%[14,15]	1,712		1,100	[18]			612	–	[19]

Total short-term securities							96,550

Total 11.19%					$4	$431	$133,268	$2,768

[1]

All or a portion of this security was on loan. The total value of all such securities was $6,985,000, which represented ..59% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[2]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $23,411,000, which represented 1.97% of the net assets of the fund.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Security did not produce income during the last 12 months.
[6]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Purchased on a TBA basis.
[10]	Step bond; coupon rate may change at a later date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,385,000, which represented .20% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]	Scheduled interest and/or principal payment was not received.
[14]	Rate represents the seven-day yield at 6/30/2023.
[15]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[16]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[17]

The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[18]	Represents net activity. Refer to Note 5 for more information on securities lending.
[19]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

110	American Funds Insurance Series

Capital Income Builder  (continued)

Key to abbreviations

ADR = American Depositary Receipts

Assn. = Association

CAD = Canadian dollars

CDI = CREST Depository Interest

CME = CME Group

DAC = Designated Activity Company

EFFR = Effective Federal Funds Rate

G.O. = General Obligation

GBP = British pounds

GDR = Global Depositary Receipts

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	111

Asset Allocation Fund
Investment portfolio June 30, 2023	unaudited

Common stocks 68.72%		Shares	Value (000)
Information technology 14.33%	Microsoft Corp.	3,468,640	$ 1,181,211
	Broadcom, Inc.	1,202,067	1,042,709
	ASML Holding NV (New York registered) (ADR)	487,911	353,614
	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,167,000	218,694
	MKS Instruments, Inc.	1,600,000	172,960
	TE Connectivity, Ltd.	1,120,708	157,078
	Oracle Corp.	1,083,246	129,004
	Apple, Inc.	474,122	91,965
	Snowflake, Inc., Class A1	432,116	76,044
	Constellation Software, Inc.	25,700	53,248
	NVIDIA Corp.	95,291	40,310
	MediaTek, Inc.	1,463,000	32,475
	Applied Materials, Inc.	135,000	19,513
	GoDaddy, Inc., Class A1	207,378	15,580
	Synopsys, Inc.[1]	35,500	15,457
	MicroStrategy, Inc., Class A1	43,100	14,758
	KLA Corp.	17,862	8,663

			3,623,283

Health care 10.88%	UnitedHealth Group, Inc.	877,396	421,712
	Johnson & Johnson	1,847,058	305,725
	Gilead Sciences, Inc.	3,115,000	240,073
	Humana, Inc.	500,000	223,565
	Eli Lilly and Company	400,469	187,812
	Vertex Pharmaceuticals, Inc.[1]	505,500	177,890
	Abbott Laboratories	1,600,000	174,432
	Regeneron Pharmaceuticals, Inc.[1]	213,795	153,620
	AbbVie, Inc.	1,089,767	146,824
	Pfizer, Inc.	3,440,135	126,184
	Bristol-Myers Squibb Company	1,374,818	87,920
	AstraZeneca PLC	461,000	66,033
	AstraZeneca PLC (ADR)	249,881	17,884
	Centene Corp.[1]	1,004,000	67,720
	Molina Healthcare, Inc.[1]	222,959	67,164
	Thermo Fisher Scientific, Inc.	116,000	60,523
	Alnylam Pharmaceuticals, Inc.[1]	261,834	49,733
	Zoetis, Inc., Class A	279,361	48,109
	Novo Nordisk AS, Class B	246,400	39,797
	Seagen, Inc.[1]	115,000	22,133
	Rotech Healthcare, Inc.[1,2,3]	184,138	19,334
	AbCellera Biologics, Inc.[1,4]	2,871,293	18,549
	Elevance Health, Inc.	37,542	16,679
	Karuna Therapeutics, Inc.[1]	57,100	12,382

			2,751,797

Consumer discretionary 9.17%	Aramark	10,375,152	446,650
	Home Depot, Inc.	1,255,700	390,071
	Booking Holdings, Inc.[1]	92,416	249,554
	Royal Caribbean Cruises, Ltd.[1]	1,748,724	181,413
	LVMH Moët Hennessy-Louis Vuitton SE	165,700	156,375
	General Motors Company	4,000,000	154,240
	Entain PLC	7,000,000	113,682
	D.R. Horton, Inc.	870,000	105,870
	Amazon.com, Inc.[1]	800,000	104,288
	Etsy, Inc.[1]	945,985	80,040
	Darden Restaurants, Inc.	478,474	79,943
	Burlington Stores, Inc.[1]	431,484	67,911
	adidas AG	301,543	58,486
	YUM! Brands, Inc.	277,000	38,378
	Moncler SpA	395,000	27,331

112	American Funds Insurance Series

Asset Allocation Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)	Tractor Supply Co.	112,000	$ 24,763
	Chipotle Mexican Grill, Inc.[1]	9,709	20,768
	YETI Holdings, Inc.[1]	495,471	19,244

			2,319,007

Communication services 7.40%	Meta Platforms, Inc., Class A1	1,777,348	510,063
	Alphabet, Inc., Class C1	3,009,502	364,059
	Alphabet, Inc., Class A1	1,014,477	121,433
	Charter Communications, Inc., Class A1	821,000	301,611
	Netflix, Inc.[1]	437,545	192,734
	Comcast Corp., Class A	3,423,000	142,226
	Walt Disney Company[1]	874,000	78,031
	Take-Two Interactive Software, Inc.[1]	445,000	65,486
	ZoomInfo Technologies, Inc.[1]	2,500,000	63,475
	Activision Blizzard, Inc.[1]	400,000	33,720

			1,872,838

Financials 6.92%	Aon PLC, Class A	806,892	278,539
	Apollo Asset Management, Inc.	2,630,627	202,058
	Synchrony Financial	4,100,000	139,072
	JPMorgan Chase & Co.	725,000	105,444
	Arthur J. Gallagher & Co.	476,724	104,674
	Ares Management Corp., Class A	1,015,403	97,834
	Capital One Financial Corp.	850,000	92,965
	Blue Owl Capital, Inc., Class A	7,085,161	82,542
	Mastercard, Inc., Class A	195,977	77,078
	CME Group, Inc., Class A	380,200	70,447
	Discover Financial Services	600,000	70,110
	Blackstone, Inc.	737,500	68,565
	Intercontinental Exchange, Inc.	599,487	67,790
	Brookfield Corp., Class A	1,260,000	42,399
	S&P Global, Inc.	102,000	40,891
	Morgan Stanley	339,372	28,982
	Trupanion, Inc.[1,4]	1,429,966	28,142
	The Carlyle Group, Inc.	814,688	26,029
	Wells Fargo & Company	570,000	24,328
	Antin Infrastructure Partners SA	1,243,300	20,183
	London Stock Exchange Group PLC	189,000	20,028
	Nasdaq, Inc.	336,300	16,765
	Progressive Corp.	105,000	13,899
	OneMain Holdings, Inc.	300,000	13,107
	Bridgepoint Group PLC	3,872,625	9,958
	Islandsbanki hf.	9,555,235	7,999
	Sberbank of Russia PJSC[2]	8,880,000	–	[5]

			1,749,828

Consumer staples 6.18%	Philip Morris International, Inc.	8,973,171	875,961
	Nestlé SA	1,677,000	201,785
	Target Corp.	750,000	98,925
	Archer Daniels Midland Company	1,200,000	90,672
	British American Tobacco PLC (ADR)	1,409,481	46,795
	British American Tobacco PLC	1,080,000	35,830
	Altria Group, Inc.	1,570,000	71,121
	Avenue Supermarts, Ltd.[1]	970,539	46,092
	Dollar General Corp.	236,327	40,124
	Costco Wholesale Corp.	52,600	28,319
	Dollar Tree Stores, Inc.[1]	185,000	26,547

			1,562,171

American Funds Insurance Series	113

Asset Allocation Fund  (continued)

Common stocks (continued)		Shares	Value (000)
Industrials 6.16%	Northrop Grumman Corp.	933,553	$ 425,513
	Boeing Company[1]	1,219,206	257,447
	Lockheed Martin Corp.	338,500	155,839
	Caterpillar, Inc.	618,000	152,059
	L3Harris Technologies, Inc.	744,000	145,653
	CSX Corp.	2,628,369	89,627
	Delta Air Lines, Inc.	1,224,213	58,199
	General Electric Co.	318,583	34,996
	Raytheon Technologies Corp.	269,433	26,394
	Southwest Airlines Co.	675,300	24,453
	United Airlines Holdings, Inc.[1]	421,388	23,122
	Paychex, Inc.	205,595	23,000
	Concentrix Corp.	282,626	22,822
	Huntington Ingalls Industries, Inc.	100,000	22,760
	AMETEK, Inc.	140,000	22,663
	Copart, Inc.[1]	232,000	21,161
	Chart Industries, Inc.[1]	130,200	20,805
	HEICO Corp.	88,528	15,664
	Equifax, Inc.	61,931	14,572

			1,556,749

Materials 3.70%	Corteva, Inc.	4,615,508	264,469
	Mosaic Co.	3,321,012	116,235
	Linde PLC	261,370	99,603
	Nucor Corp.	500,000	81,990
	Royal Gold, Inc.	700,000	80,346
	Wheaton Precious Metals Corp.	1,785,000	77,148
	Lundin Mining Corp.	6,465,000	50,656
	First Quantum Minerals, Ltd.	2,100,000	49,680
	Franco-Nevada Corp.	347,089	49,469
	ATI, Inc.[1]	970,000	42,903
	Nutrien, Ltd. (CAD denominated)	400,272	23,631

			936,130

Energy 2.88%	Canadian Natural Resources, Ltd. (CAD denominated)	5,852,700	329,050
	ConocoPhillips	1,252,000	129,720
	Cenovus Energy, Inc. (CAD denominated)	7,300,000	123,986
	Hess Corp.	400,000	54,380
	Halliburton Co.	1,410,700	46,539
	Chevron Corp.	187,421	29,491
	Exxon Mobil Corp.	129,835	13,925
	Altera Infrastructure, LP1,2	14,641	1,231
	Diamond Offshore Drilling, Inc.[1]	34,404	490
	Constellation Oil Services Holding SA, Class B-1[1,2]	480,336	53
	McDermott International, Ltd.[1]	30,762	5
	Earthstone Energy, Inc., Class A1	101	1
	Bighorn Permian Resources, LLC[2]	4,392	–	[5]

			728,871

Real estate 0.73%	VICI Properties, Inc. REIT	2,004,628	63,006
	Gaming and Leisure Properties, Inc. REIT	1,101,246	53,366
	Equinix, Inc. REIT	63,445	49,737
	Crown Castle, Inc. REIT	166,000	18,914

			185,023

114	American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)		Shares	Value (000)
Utilities 0.37%	CenterPoint Energy, Inc.	1,717,846	$50,075
	Sempra Energy	132,039	19,224
	Constellation Energy Corp.	138,666	12,695
	FirstEnergy Corp.	307,000	11,936

			93,930

	Total common stocks (cost: $11,392,769,000)		17,379,627

Preferred securities 0.00%
Industrials 0.00%	ACR III LSC Holdings, LLC, Series B, preferred shares[1,2,6]	450	337

	Total preferred securities (cost: $466,000)		337

Rights & warrants 0.00%
Energy 0.00%	Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[1,2]	4	–	[5]

	Total rights & warrants (cost: $0)		–	[5]

Convertible stocks 0.20%
Health care 0.20%	Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2,3]	4,955,500	50,695

	Total convertible stocks (cost: $50,000,000)		50,695

Investment funds 4.06%
	Capital Group Central Corporate Bond Fund[7]	124,024,730	1,026,925

	Total investment funds (cost: $1,234,226,000)		1,026,925

Bonds, notes & other debt instruments 21.42%		Principal amount (000)

Mortgage-backed obligations 7.37%
Federal agency mortgage-backed obligations 6.80%	Fannie Mae Pool #AD7072 4.00% 6/1/2025[8]	USD1	1
	Fannie Mae Pool #AE3069 4.00% 9/1/2025[8]	1	1
	Fannie Mae Pool #AH0829 4.00% 1/1/2026[8]	1	1
	Fannie Mae Pool #AH6431 4.00% 2/1/2026[8]	137	134
	Fannie Mae Pool #AH5618 4.00% 2/1/2026[8]	1	1
	Fannie Mae Pool #890329 4.00% 4/1/2026[8]	20	20
	Fannie Mae Pool #MA1109 4.00% 5/1/2027[8]	2	2
	Fannie Mae Pool #MA3653 3.00% 3/1/2029[8]	11	11
	Fannie Mae Pool #AL8347 4.00% 3/1/2029[8]	131	128
	Fannie Mae Pool #254767 5.50% 6/1/2033[8]	189	194
	Fannie Mae Pool #555956 5.50% 12/1/2033[8]	121	124
	Fannie Mae Pool #BN1085 4.00% 1/1/2034[8]	392	381
	Fannie Mae Pool #BN3172 4.00% 1/1/2034[8]	156	151
	Fannie Mae Pool #929185 5.50% 1/1/2036[8]	368	377
	Fannie Mae Pool #893641 6.00% 9/1/2036[8]	756	786
	Fannie Mae Pool #893688 6.00% 10/1/2036[8]	147	152
	Fannie Mae Pool #AS8554 3.00% 12/1/2036[8]	5,674	5,243
	Fannie Mae Pool #907239 6.00% 12/1/2036[8]	32	32
	Fannie Mae Pool #928031 6.00% 1/1/2037[8]	58	61
	Fannie Mae Pool #888292 6.00% 3/1/2037[8]	495	514
	Fannie Mae Pool #AD0249 5.50% 4/1/2037[8]	100	103
	Fannie Mae Pool #190379 5.50% 5/1/2037[8]	51	53
	Fannie Mae Pool #924952 6.00% 8/1/2037[8]	820	851

American Funds Insurance Series	115

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Fannie Mae Pool #888637 6.00% 9/1/2037[8]	USD9		$9
	Fannie Mae Pool #995674 6.00% 5/1/2038[8]	295		307
	Fannie Mae Pool #AD0119 6.00% 7/1/2038[8]	901		937
	Fannie Mae Pool #995224 6.00% 9/1/2038[8]	8		8
	Fannie Mae Pool #AE0021 6.00% 10/1/2038[8]	271		281
	Fannie Mae Pool #AL7164 6.00% 10/1/2038[8]	186		190
	Fannie Mae Pool #889983 6.00% 10/1/2038[8]	17		17
	Fannie Mae Pool #AD0095 6.00% 11/1/2038[8]	650		674
	Fannie Mae Pool #AB0538 6.00% 11/1/2038[8]	105		109
	Fannie Mae Pool #995391 6.00% 11/1/2038[8]	12		12
	Fannie Mae Pool #AD0833 6.00% 1/1/2039[8]	–	[5]	–	[5]
	Fannie Mae Pool #AL0309 6.00% 1/1/2040[8]	58		61
	Fannie Mae Pool #AL0013 6.00% 4/1/2040[8]	172		178
	Fannie Mae Pool #AL7228 6.00% 4/1/2041[8]	227		232
	Fannie Mae Pool #AB4536 6.00% 6/1/2041[8]	380		390
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[8]	7,346		6,270
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[8]	8,448		7,153
	Fannie Mae Pool #FS0305 1.50% 1/1/2042[8]	22,069		17,905
	Fannie Mae Pool #MA4520 2.00% 1/1/2042[8]	14,380		12,170
	Fannie Mae Pool #AP2131 3.50% 8/1/2042[8]	2,987		2,789
	Fannie Mae Pool #AU8813 4.00% 11/1/2043[8]	2,095		2,027
	Fannie Mae Pool #AU9348 4.00% 11/1/2043[8]	1,175		1,137
	Fannie Mae Pool #AU9350 4.00% 11/1/2043[8]	941		905
	Fannie Mae Pool #AL8773 3.50% 2/1/2045[8]	5,079		4,759
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[8]	8,436		7,853
	Fannie Mae Pool #AL8354 3.50% 10/1/2045[8]	1,263		1,177
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[8]	2,659		2,474
	Fannie Mae Pool #BC7611 4.00% 5/1/2046[8]	112		107
	Fannie Mae Pool #AS8310 3.00% 11/1/2046[8]	359		323
	Fannie Mae Pool #BD9307 4.00% 11/1/2046[8]	1,306		1,246
	Fannie Mae Pool #BD9699 3.50% 12/1/2046[8]	1,463		1,351
	Fannie Mae Pool #BE1290 3.50% 2/1/2047[8]	1,946		1,797
	Fannie Mae Pool #BM1179 3.00% 4/1/2047[8]	449		402
	Fannie Mae Pool #256975 7.00% 10/1/2047[8]	2		2
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[8]	1,441		1,334
	Fannie Mae Pool #257036 7.00% 11/1/2047[8]	6		6
	Fannie Mae Pool #MA3211 4.00% 12/1/2047[8]	2,527		2,417
	Fannie Mae Pool #MA3277 4.00% 2/1/2048[8]	10		10
	Fannie Mae Pool #BK5255 4.00% 5/1/2048[8]	11		10
	Fannie Mae Pool #FM3278 3.50% 11/1/2048[8]	16,166		14,930
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[8]	2,201		2,049
	Fannie Mae Pool #CA4756 3.00% 12/1/2049[8]	1,682		1,501
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[8]	5,436		4,673
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[8]	12,355		10,629
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[8]	388		344
	Fannie Mae Pool #CA7737 2.50% 11/1/2050[8]	9,852		8,396
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[8]	1,546		1,331
	Fannie Mae Pool #FM4897 3.00% 11/1/2050[8]	13,980		12,541
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[8]	6,549		5,392
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[8]	3,886		3,344
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[8]	4,689		3,855
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[8]	5,276		4,675
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[8]	649		575
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[8]	514		456
	Fannie Mae Pool #FM8453 3.00% 8/1/2051[8]	4,683		4,172
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[8]	84		74
	Fannie Mae Pool #CB1810 3.00% 10/1/2051[8]	160		141
	Fannie Mae Pool #CB2078 3.00% 11/1/2051[8]	9,576		8,470
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[8]	16,836		14,425
	Fannie Mae Pool #CB2375 2.50% 12/1/2051[8]	7,770		6,648
	Fannie Mae Pool #CB2319 2.50% 12/1/2051[8]	191		163

116	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Fannie Mae Pool #BT9483 2.50% 12/1/2051[8]	USD92	$79
	Fannie Mae Pool #BT9510 2.50% 12/1/2051[8]	91	78
	Fannie Mae Pool #CB2372 2.50% 12/1/2051[8]	90	77
	Fannie Mae Pool #FS0182 3.00% 1/1/2052[8]	12,476	11,039
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[8]	8,399	6,868
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[8]	64,988	58,010
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[8]	928	896
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[8]	2,836	2,832
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[8]	1,213	1,208
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[8]	855	838
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[8]	207	206
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[8]	738	735
	Fannie Mae Pool #CB6491 6.50% 6/1/2053[8]	1,766	1,814
	Fannie Mae Pool #FS4652 6.50% 6/1/2053[8]	1,680	1,718
	Fannie Mae Pool #CB6490 6.50% 6/1/2053[8]	598	611
	Fannie Mae Pool #CB6468 6.50% 6/1/2053[8]	437	447
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[8]	3,948	3,871
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[8]	2,758	2,746
	Fannie Mae Pool #BM6736 4.50% 11/1/2059[8]	11,168	10,812
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[8]	3,966	3,388
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[8]	23	24
	Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[8]	77	78
	Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.004% 7/25/2023[8,9]	250	249
	Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[8]	36	30
	Freddie Mac Pool #C91912 3.00% 2/1/2037[8]	10,459	9,682
	Freddie Mac Pool #G03978 5.00% 3/1/2038[8]	407	410
	Freddie Mac Pool #G04553 6.50% 9/1/2038[8]	44	46
	Freddie Mac Pool #G08347 4.50% 6/1/2039[8]	63	62
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[8]	24,289	20,846
	Freddie Mac Pool #C03518 5.00% 9/1/2040[8]	547	551
	Freddie Mac Pool #Q05807 4.00% 1/1/2042[8]	1,546	1,489
	Freddie Mac Pool #Q23185 4.00% 11/1/2043[8]	1,237	1,199
	Freddie Mac Pool #Q23190 4.00% 11/1/2043[8]	742	715
	Freddie Mac Pool #760014 2.73% 8/1/2045[8,9]	174	165
	Freddie Mac Pool #Q37988 4.00% 12/1/2045[8]	5,456	5,226
	Freddie Mac Pool #G60344 4.00% 12/1/2045[8]	4,676	4,479
	Freddie Mac Pool #Z40130 3.00% 1/1/2046[8]	4,202	3,772
	Freddie Mac Pool #Q41090 4.50% 6/1/2046[8]	201	198
	Freddie Mac Pool #Q41909 4.50% 7/1/2046[8]	238	234
	Freddie Mac Pool #760015 2.568% 1/1/2047[8,9]	424	402
	Freddie Mac Pool #Q46021 3.50% 2/1/2047[8]	1,133	1,048
	Freddie Mac Pool #SI2002 4.00% 3/1/2048[8]	2,215	2,114
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[8]	402	357
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[8]	32,110	26,435
	Freddie Mac Pool #SD7528 2.00% 11/1/2050[8]	17,288	14,303
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[8]	29,597	24,316
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[8]	403	359
	Freddie Mac Pool #RA5782 2.50% 9/1/2051[8]	9,974	8,522
	Freddie Mac Pool #SD7545 2.50% 9/1/2051[8]	6,811	5,857
	Freddie Mac Pool #RA5971 3.00% 9/1/2051[8]	6,622	5,891
	Freddie Mac Pool #QC6456 3.00% 9/1/2051[8]	693	611
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[8]	173	154
	Freddie Mac Pool #RA6483 2.50% 12/1/2051[8]	6,675	5,711
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[8]	2,343	2,008
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[8]	337	300
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[8]	1,133	1,035
	Freddie Mac Pool #SD7554 2.50% 4/1/2052[8]	90	78
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[8]	145	132
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[8]	2,317	2,180
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[8]	1,383	1,228
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[8]	1,286	1,262

American Funds Insurance Series	117

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Freddie Mac Pool #SD8276 5.00% 12/1/2052[8]	USD6,659	$6,531
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[8]	1,384	1,357
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[8]	453	444
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[8]	3,284	3,270
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[8]	815	836
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[8]	685	702
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[8]	665	686
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[8]	638	660
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[8]	439	455
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[8]	341	351
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[8]	237	242
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[8]	174	181
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[8]	5,706	5,594
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[8]	9,919	9,877
	Freddie Mac, Series T041, Class 3A, 4.317% 7/25/2032[8,9]	177	167
	Freddie Mac, Series KPLB, Class A, Multi Family, 2.77% 5/25/2025[8]	3,277	3,127
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[8,9]	2,541	2,351
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[8,9]	1,095	1,019
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[8]	4,932	4,544
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[8,9]	4,841	4,472
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[8,9]	875	786
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[8]	723	649
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[8]	1,704	1,602
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[8]	1,873	1,671
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[8]	8,904	8,322
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[8]	5,160	4,713
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[8]	2,036	1,922
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[8]	4,055	3,812
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[8]	2,455	2,270
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[8]	2,549	2,328
	Government National Mortgage Assn. 2.00% 7/1/2053[8,10]	68,784	57,830
	Government National Mortgage Assn. 2.50% 7/1/2053[8,10]	18,016	15,603
	Government National Mortgage Assn. 3.00% 7/1/2053[8,10]	42,194	37,709
	Government National Mortgage Assn. 3.50% 7/1/2053[8,10]	8,404	7,757
	Government National Mortgage Assn. 4.00% 7/1/2053[8,10]	10,028	9,490
	Government National Mortgage Assn. 4.50% 7/1/2053[8,10]	33,457	32,294
	Government National Mortgage Assn. 2.50% 8/1/2053[8,10]	5,100	4,420
	Government National Mortgage Assn. 3.00% 8/1/2053[8,10]	41,469	37,093
	Government National Mortgage Assn. 3.50% 8/1/2053[8,10]	8,100	7,486
	Government National Mortgage Assn. 4.00% 8/1/2053[8,10]	5,900	5,587
	Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048[8]	432	411
	Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[8]	318	311
	Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[8]	191	187
	Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[8]	1,635	1,600
	Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051[8]	460	450
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[8]	2,106	1,621
	Uniform Mortgage-Backed Security 1.50% 7/1/2038[8,10]	25,420	21,933

118	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Uniform Mortgage-Backed Security 2.50% 8/1/2038[8,10]	USD638	$582
	Uniform Mortgage-Backed Security 2.00% 7/1/2053[8,10]	63,714	51,974
	Uniform Mortgage-Backed Security 2.50% 7/1/2053[8,10]	66,965	56,795
	Uniform Mortgage-Backed Security 3.00% 7/1/2053[8,10]	19,499	17,164
	Uniform Mortgage-Backed Security 3.50% 7/1/2053[8,10]	83,843	76,412
	Uniform Mortgage-Backed Security 4.00% 7/1/2053[8,10]	89,848	84,327
	Uniform Mortgage-Backed Security 4.50% 7/1/2053[8,10]	45,563	43,808
	Uniform Mortgage-Backed Security 5.00% 7/1/2053[8,10]	103,736	101,653
	Uniform Mortgage-Backed Security 5.50% 7/1/2053[8,10]	44,760	44,547
	Uniform Mortgage-Backed Security 6.00% 7/1/2053[8,10]	36,852	37,180
	Uniform Mortgage-Backed Security 6.50% 7/1/2053[8,10]	14,693	15,003
	Uniform Mortgage-Backed Security 2.00% 8/1/2053[8,10]	76,600	62,576
	Uniform Mortgage-Backed Security 2.50% 8/1/2053[8,10]	166,370	141,311
	Uniform Mortgage-Backed Security 3.00% 8/1/2053[8,10]	61,480	54,196
	Uniform Mortgage-Backed Security 3.50% 8/1/2053[8,10]	9,500	8,667
	Uniform Mortgage-Backed Security 4.00% 8/1/2053[8,10]	37,710	35,422
	Uniform Mortgage-Backed Security 4.50% 8/1/2053[8,10]	44,000	42,326
	Uniform Mortgage-Backed Security 5.50% 8/1/2053[8,10]	36,910	36,728
	Uniform Mortgage-Backed Security 6.00% 8/1/2053[8,10]	32,227	32,506

			1,719,065

Commercial mortgage-backed securities 0.44%	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[8]	2,909	2,421
	Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[8]	1,000	911
	Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[8]	2,960	2,390
	BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 5.782% 9/15/2034[6,8,9]	5,954	5,752
	BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.893% 9/15/2036[6,8,9]	4,505	4,365
	BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.092% 10/15/2036[6,8,9]	7,968	7,732
	BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 6.49% 10/15/2036[6,8,9]	5,968	5,754
	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 5.863% 6/15/2038[6,8,9]	7,307	7,122
	BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 6.063% 6/15/2038[6,8,9]	1,319	1,280
	BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 6.293% 6/15/2038[6,8,9]	1,191	1,151
	BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 6.043% 11/15/2038[6,8,9]	5,254	5,129
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.137% 2/15/2039[6,8,9]	4,834	4,706
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[6,8,9]	3,606	3,606
	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 4/10/2048[8]	330	322
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[8]	4,735	4,527
	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[8]	631	611
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 6.273% 7/15/2038[6,8,9]	1,517	1,489
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 6.573% 7/15/2038[6,8,9]	1,385	1,353
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 6.893% 7/15/2038[6,8,9]	1,447	1,410
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[6,8]	3,795	2,959
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[8]	2,489	2,029
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[6,8]	1,964	1,570

American Funds Insurance Series	119

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[6,8]	USD868	$684
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[6,8,9]	523	400
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[6,8]	1,431	1,119
	LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 6.593% 10/15/2038[6,8,9]	1,326	1,304
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[6,8]	13,772	11,770
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.062% 4/15/2038[6,8,9]	3,950	3,881
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[8]	428	416
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 4/15/2048[8]	348	339
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[6,8]	2,194	1,764
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.924% 11/15/2038[6,8,9]	4,808	4,676
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.147% 1/15/2039[6,8,9]	10,709	10,389
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.936% 11/15/2027[6,8,9]	6,379	6,388

			111,719

Collateralized mortgage-backed obligations (privately originated) 0.13%	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[6,8,9]	1,020	819
	Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[6,8,9]	996	964
	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 5.817% 10/25/2041[6,8,9]	115	115
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[6,8]	4,096	3,669
	CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[8]	143	137
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[6,8]	2,002	2,159
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[6,8]	6,120	6,141
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (1-month USD-LIBOR + 3.30%) 8.45% 10/25/2027[8,9]	172	174
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.217% 9/25/2042[6,8,9]	872	878
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[6,8]	4,132	3,609
	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 11/25/2059[6,8,9]	1,000	992
	MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034[8]	297	285
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 6.00% 11/25/2055[6,8,9]	4,040	3,994
	Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[6,8,9]	2,724	2,206
	Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[6,8]	3,315	3,039
	Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[6,8,11]	3,604	3,616

			32,797

	Total mortgage-backed obligations		1,863,581

Corporate bonds, notes & loans 6.09%
Financials 1.45%	Advisor Group Holdings, Inc. 10.75% 8/1/2027[6]	2,420	2,439
	AerCap Ireland Capital DAC 2.45% 10/29/2026	5,457	4,878
	AerCap Ireland Capital DAC 5.75% 6/6/2028	1,371	1,361
	AerCap Ireland Capital DAC 3.00% 10/29/2028	4,501	3,895
	AerCap Ireland Capital DAC 3.30% 1/30/2032	2,838	2,323

120	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Financials (continued)	AerCap Ireland Capital DAC 3.85% 10/29/2041	USD1,970	$1,498
	AG Issuer, LLC 6.25% 3/1/2028[6]	4,470	4,263
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[6]	1,072	1,100
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[6,11]	7,750	7,876
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[6]	2,100	1,888
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[6]	2,295	1,999
	Ally Financial, Inc. 8.00% 11/1/2031	3,000	3,101
	American International Group, Inc. 2.50% 6/30/2025	10,533	9,926
	American International Group, Inc. 5.125% 3/27/2033	2,161	2,112
	AmWINS Group, Inc. 4.875% 6/30/2029[6]	1,348	1,219
	Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[6]	1,250	1,087
	Banco Santander, SA 2.746% 5/28/2025	1,200	1,127
	Banco Santander, SA 5.147% 8/18/2025	1,400	1,376
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[11]	2,428	2,061
	Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[11]	2,250	2,216
	Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[11]	1,565	1,398
	Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[11]	2,500	2,572
	Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[11]	2,345	2,153
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[11]	1,000	792
	Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[11]	7,000	6,852
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[11]	2,250	2,230
	Berkshire Hathaway, Inc. 3.125% 3/15/2026	500	482
	Blackstone Private Credit Fund 7.05% 9/29/2025	2,510	2,505
	Block, Inc. 3.50% 6/1/2031	2,325	1,929
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[6,11]	3,062	2,739
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[6,11]	2,829	2,359
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[6,11]	400	328
	BPCE 5.70% 10/22/2023[6]	2,250	2,240
	BPCE 5.15% 7/21/2024[6]	3,710	3,644
	BPCE 1.00% 1/20/2026[6]	3,000	2,672
	BPCE 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[6,11]	5,000	4,955
	BPCE 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[6,11]	271	265
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[6,11]	1,450	1,448
	Castlelake Aviation Finance DAC 5.00% 4/15/2027[6]	3,370	2,987
	Chubb INA Holdings, Inc. 3.35% 5/3/2026	880	846
	Chubb INA Holdings, Inc. 4.35% 11/3/2045	400	363
	Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[11]	8,000	7,993
	Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[11]	3,254	2,823
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[11]	1,475	1,489
	CME Group, Inc. 3.75% 6/15/2028	3,425	3,281
	Coinbase Global, Inc. 3.375% 10/1/2028[6]	2,625	1,758
	Coinbase Global, Inc. 3.625% 10/1/2031[6]	2,875	1,702
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[6]	820	720
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[6]	715	580
	Cooperatieve Rabobank UA 4.375% 8/4/2025	4,500	4,346
	Corebridge Financial, Inc. 3.50% 4/4/2025	642	612
	Corebridge Financial, Inc. 3.65% 4/5/2027	914	854
	Corebridge Financial, Inc. 3.85% 4/5/2029	621	559
	Corebridge Financial, Inc. 3.90% 4/5/2032	351	305
	Corebridge Financial, Inc. 4.35% 4/5/2042	203	164
	Corebridge Financial, Inc. 4.40% 4/5/2052	489	385
	Crédit Agricole SA 4.375% 3/17/2025[6]	850	819
	Credit Suisse AG 3.625% 9/9/2024	1,500	1,445
	Credit Suisse AG 7.95% 1/9/2025	7,750	7,911
	Danske Bank AS 3.773% 3/28/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 3/28/2024)[6,11]	6,000	5,866
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[11]	2,212	1,969
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[11]	2,788	2,398
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[11]	6,650	5,771

American Funds Insurance Series	121

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Financials (continued)	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[11]	USD2,100	$2,105
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[11]	300	249
	Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[11]	2,975	2,753
	DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[6,11]	7,750	7,680
	Fidelity National Information Services, Inc. 3.10% 3/1/2041	302	208
	Fiserv, Inc. 3.50% 7/1/2029	471	430
	Fiserv, Inc. 2.65% 6/1/2030	3,605	3,074
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[11]	2,198	1,956
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[11]	4,000	3,632
	Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[11]	390	362
	Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[11]	2,323	1,906
	Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[11]	2,000	1,480
	Hightower Holding, LLC 6.75% 4/15/2029[6]	870	753
	HSBC Holdings PLC 4.25% 3/14/2024	3,000	2,962
	HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[11]	625	594
	HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD CME Term SOFR + 1.872% on 5/22/2029)[11]	1,500	1,348
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[11]	400	323
	HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[11]	8,862	9,089
	Intercontinental Exchange, Inc. 2.65% 9/15/2040	7,425	5,260
	Intesa Sanpaolo SpA 5.017% 6/26/2024[6]	1,730	1,676
	Intesa Sanpaolo SpA 3.25% 9/23/2024[6]	750	720
	Intesa Sanpaolo SpA 3.875% 7/14/2027[6]	300	271
	Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[6,11]	4,600	4,835
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[6,11]	623	622
	JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[11]	250	249
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[11]	3,143	3,056
	JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[11]	2,975	2,651
	JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[11]	1,017	914
	JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[11]	383	338
	JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[11]	4,000	3,863
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[11]	3,740	3,692
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[11]	3,025	2,411
	JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[11]	299	285
	JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[11]	3,982	3,893
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[11]	1,222	1,080
	Lloyds Banking Group PLC 4.05% 8/16/2023	2,000	1,996
	Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[11]	800	708
	LPL Holdings, Inc. 4.625% 11/15/2027[6]	2,700	2,534
	LPL Holdings, Inc. 4.375% 5/15/2031[6]	1,805	1,561
	Marsh & McLennan Companies, Inc. 3.875% 3/15/2024	820	809
	Marsh & McLennan Companies, Inc. 4.375% 3/15/2029	1,705	1,658
	Marsh & McLennan Companies, Inc. 4.90% 3/15/2049	719	677
	Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	920	614
	Mastercard, Inc. 4.875% 3/9/2028	3,246	3,285
	Mastercard, Inc. 4.85% 3/9/2033	5,758	5,859
	Metropolitan Life Global Funding I 5.15% 3/28/2033[6]	1,600	1,584
	MGIC Investment Corp. 5.25% 8/15/2028	1,175	1,109
	Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[11]	2,450	2,405
	Morgan Stanley 3.125% 7/27/2026	325	305
	Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[11]	425	419
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[11]	975	964
	Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[11]	2,500	2,470
	Nasdaq, Inc. 5.35% 6/28/2028	1,926	1,930

122	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Financials (continued)	Nasdaq, Inc. 5.55% 2/15/2034	USD3,120	$3,134
	Nasdaq, Inc. 5.95% 8/15/2053	259	265
	Nasdaq, Inc. 6.10% 6/28/2063	411	421
	Navient Corp. 6.125% 3/25/2024	8,030	7,974
	Navient Corp. 5.875% 10/25/2024	1,005	989
	Navient Corp. 6.75% 6/15/2026	300	290
	Navient Corp. 5.50% 3/15/2029	5,980	5,105
	New York Life Global Funding 2.35% 7/14/2026[6]	590	543
	New York Life Global Funding 4.55% 1/28/2033[6]	1,263	1,218
	Northwestern Mutual Global Funding 1.75% 1/11/2027[6]	2,500	2,230
	OneMain Finance Corp. 6.125% 3/15/2024	2,550	2,544
	OneMain Finance Corp. 3.875% 9/15/2028	756	619
	Owl Rock Capital Corp. 4.00% 3/30/2025	102	96
	Owl Rock Capital Corp. 3.75% 7/22/2025	2,874	2,665
	Owl Rock Capital Corp. 3.40% 7/15/2026	1,290	1,144
	Owl Rock Capital Corp. II 4.625% 11/26/2024[6]	2,305	2,188
	Owl Rock Capital Corp. III 3.125% 4/13/2027	2,520	2,138
	Owl Rock Core Income Corp. 4.70% 2/8/2027	2,500	2,271
	Oxford Finance, LLC 6.375% 2/1/2027[6]	1,125	1,048
	PayPal Holdings, Inc. 2.65% 10/1/2026	662	615
	PayPal Holdings, Inc. 2.30% 6/1/2030	616	523
	PNC Financial Services Group, Inc. 3.90% 4/29/2024	2,000	1,964
	Power Finance Corp., Ltd. 5.25% 8/10/2028	383	375
	Power Finance Corp., Ltd. 6.15% 12/6/2028	350	354
	Power Finance Corp., Ltd. 4.50% 6/18/2029	554	515
	Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,080
	Prudential Financial, Inc. 4.35% 2/25/2050	2,205	1,874
	Prudential Financial, Inc. 3.70% 3/13/2051	755	579
	Rocket Mortgage, LLC 2.875% 10/15/2026[6]	2,110	1,870
	Rocket Mortgage, LLC 3.625% 3/1/2029[6]	1,505	1,266
	Royal Bank of Canada 1.15% 6/10/2025	4,711	4,350
	Ryan Specialty Group, LLC 4.375% 2/1/2030[6]	270	239
	Starwood Property Trust, Inc. 5.50% 11/1/2023[6]	1,160	1,151
	Starwood Property Trust, Inc. 4.375% 1/15/2027[6]	2,180	1,880
	Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[6,11]	2,800	2,686
	Toronto-Dominion Bank 2.65% 6/12/2024	625	606
	Toronto-Dominion Bank 0.75% 9/11/2025	5,375	4,867
	Toronto-Dominion Bank 1.25% 9/10/2026	2,425	2,144
	Toronto-Dominion Bank 1.95% 1/12/2027	2,500	2,248
	Toronto-Dominion Bank 2.45% 1/12/2032	787	646
	Travelers Companies, Inc. 4.00% 5/30/2047	860	727
	U.S. Bancorp 2.375% 7/22/2026	4,000	3,655
	UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[6,11]	1,568	1,495
	UBS Group AG 4.125% 9/24/2025[6]	2,750	2,629
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[6,11]	1,250	1,147
	UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[6,11]	800	724
	UniCredit SpA 4.625% 4/12/2027[6]	625	594
	Wells Fargo & Company 2.164% 2/11/2026 (3-month USD CME Term SOFR + 1.012% on 2/11/2025)[11]	8,000	7,538
	Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[11]	4,337	4,052
	Wells Fargo & Company 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[11]	4,000	3,976
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[11]	3,000	2,805
	Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[11]	3,325	2,554
	Westpac Banking Corp. 2.963% 11/16/2040	1,500	1,007

			366,478

American Funds Insurance Series	123

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Health care 0.74%	AbbVie, Inc. 3.80% 3/15/2025	USD206	$200
	AbbVie, Inc. 2.95% 11/21/2026	1,445	1,351
	AdaptHealth, LLC 6.125% 8/1/2028[6]	160	139
	AdaptHealth, LLC 4.625% 8/1/2029[6]	225	180
	Amgen, Inc. 5.25% 3/2/2030	2,638	2,645
	Amgen, Inc. 5.25% 3/2/2033	1,243	1,245
	Amgen, Inc. 5.60% 3/2/2043	1,500	1,506
	Amgen, Inc. 5.65% 3/2/2053	878	890
	Amgen, Inc. 4.40% 2/22/2062	1,697	1,394
	Amgen, Inc. 5.75% 3/2/2063	1,500	1,523
	AstraZeneca Finance, LLC 1.20% 5/28/2026	3,786	3,418
	AstraZeneca Finance, LLC 1.75% 5/28/2028	1,871	1,622
	AstraZeneca Finance, LLC 2.25% 5/28/2031	742	626
	AstraZeneca PLC 3.375% 11/16/2025	1,140	1,096
	Bausch Health Companies, Inc. 5.50% 11/1/2025[6]	6,275	5,553
	Bausch Health Companies, Inc. 4.875% 6/1/2028[6]	7,450	4,443
	Baxter International, Inc. 1.322% 11/29/2024	7,109	6,673
	Baxter International, Inc. 1.915% 2/1/2027	4,739	4,212
	Baxter International, Inc. 2.272% 12/1/2028	3,180	2,727
	Bayer US Finance II, LLC 3.875% 12/15/2023[6]	1,685	1,669
	Becton, Dickinson and Company 3.363% 6/6/2024	198	194
	Boston Scientific Corp. 3.45% 3/1/2024	313	308
	Centene Corp. 4.25% 12/15/2027	565	529
	Centene Corp. 2.45% 7/15/2028	1,325	1,134
	Centene Corp. 4.625% 12/15/2029	1,265	1,166
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[6]	1,960	1,729
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[6]	3,675	2,899
	CVS Health Corp. 5.00% 1/30/2029	3,831	3,796
	CVS Health Corp. 5.30% 6/1/2033	4,018	4,014
	CVS Health Corp. 5.875% 6/1/2053	1,250	1,283
	Elevance Health, Inc. 2.375% 1/15/2025	818	778
	Elevance Health, Inc. 4.90% 2/8/2026	1,417	1,394
	Elevance Health, Inc. 4.75% 2/15/2033	811	788
	Elevance Health, Inc. 5.125% 2/15/2053	344	334
	Eli Lilly and Co. 3.375% 3/15/2029	1,353	1,272
	Eli Lilly and Co. 4.70% 2/27/2033	1,543	1,564
	Eli Lilly and Co. 4.875% 2/27/2053	447	459
	HCA, Inc. 3.375% 3/15/2029[6]	804	715
	HCA, Inc. 3.50% 9/1/2030	4,050	3,552
	HCA, Inc. 3.625% 3/15/2032[6]	1,000	868
	HCA, Inc. 4.375% 3/15/2042[6]	1,500	1,244
	HCA, Inc. 4.625% 3/15/2052[6]	1,450	1,193
	Jazz Securities DAC 4.375% 1/15/2029[6]	1,975	1,764
	Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	2,213	2,161
	Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	4,000	3,922
	Merck & Co., Inc. 1.90% 12/10/2028	600	524
	Merck & Co., Inc. 2.75% 12/10/2051	1,103	762
	Molina Healthcare, Inc. 3.875% 11/15/2030[6]	2,899	2,494
	Molina Healthcare, Inc. 3.875% 5/15/2032[6]	3,855	3,237
	Novant Health, Inc. 3.168% 11/1/2051	3,750	2,695
	Novartis Capital Corp. 1.75% 2/14/2025	1,250	1,186
	Novartis Capital Corp. 2.00% 2/14/2027	2,386	2,188
	Owens & Minor, Inc. 4.375% 12/15/2024	5,615	5,452
	Owens & Minor, Inc. 4.50% 3/31/2029[6]	5,065	4,211
	Owens & Minor, Inc. 6.625% 4/1/2030[6]	1,495	1,358
	Par Pharmaceutical, Inc. 7.50% 4/1/2027[6]	9,648	7,144
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	4,000	3,933
	Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	4,000	3,954
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	1,503	1,498
	Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	3,000	3,009
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,039	1,081

124	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Health care (continued)	Pfizer, Inc. 2.95% 3/15/2024	USD219	$215
	Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 9.467% 7/9/2025[9,12]	487	368
	RP Escrow Issuer, LLC 5.25% 12/15/2025[6]	2,080	1,537
	Shire Acquisitions Investments Ireland DAC 2.875% 9/23/2023	1,365	1,356
	Summa Health 3.511% 11/15/2051	1,655	1,176
	Tenet Healthcare Corp. 4.875% 1/1/2026	11,225	10,944
	Tenet Healthcare Corp. 4.25% 6/1/2029	2,060	1,863
	Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	4,253	4,229
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	17,790	15,963
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	7,495	6,807
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	3,550	2,339
	The Cigna Group 3.75% 7/15/2023	245	245
	UnitedHealth Group, Inc. 1.15% 5/15/2026	2,610	2,361
	UnitedHealth Group, Inc. 5.30% 2/15/2030	2,500	2,563
	UnitedHealth Group, Inc. 2.00% 5/15/2030	974	820
	UnitedHealth Group, Inc. 4.20% 5/15/2032	767	733
	UnitedHealth Group, Inc. 3.05% 5/15/2041	3,875	2,999
	UnitedHealth Group, Inc. 3.25% 5/15/2051	2,504	1,870
	UnitedHealth Group, Inc. 4.75% 5/15/2052	1,250	1,187

			186,473

Energy 0.65%	Antero Midstream Partners, LP 5.375% 6/15/2029[6]	2,170	2,018
	Antero Resources Corp. 7.625% 2/1/2029[6]	955	970
	Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[6]	2,000	1,938
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[6]	1,270	1,134
	BP Capital Markets America, Inc. 2.772% 11/10/2050	681	451
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	961	895
	Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,559	1,392
	Cheniere Energy, Inc. 4.625% 10/15/2028	4,645	4,342
	Chesapeake Energy Corp. 4.875% 4/15/2022[13]	7,225	163
	Chesapeake Energy Corp. 5.50% 2/1/2026[6]	685	668
	Chesapeake Energy Corp. 5.875% 2/1/2029[6]	2,240	2,130
	Chord Energy Corp. 6.375% 6/1/2026[6]	1,945	1,930
	Civitas Resources, Inc. 5.00% 10/15/2026[6]	480	453
	Civitas Resources, Inc. 8.375% 7/1/2028[6]	1,705	1,726
	CNX Midstream Partners, LP 4.75% 4/15/2030[6]	1,055	896
	CNX Resources Corp. 7.25% 3/14/2027[6]	1,725	1,709
	CNX Resources Corp. 6.00% 1/15/2029[6]	2,675	2,482
	CNX Resources Corp. 7.375% 1/15/2031[6]	553	539
	Comstock Resources, Inc. 5.875% 1/15/2030[6]	450	391
	ConocoPhillips Co. 3.80% 3/15/2052	2,000	1,622
	ConocoPhillips Co. 5.30% 5/15/2053	1,015	1,033
	Constellation Oil Services Holding SA 13.50% 6/30/2025[2,6]	1,121	1,120
	Constellation Oil Services Holding SA 4.00% PIK 12/31/2026[14]	441	261
	Crestwood Midstream Partners, LP 8.00% 4/1/2029[6]	4,265	4,327
	Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[6,9,14]	204	197
	Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[14]	185	178
	Diamondback Energy, Inc. 6.25% 3/15/2053	500	506
	DT Midstream, Inc. 4.375% 6/15/2031[6]	1,680	1,449
	Enbridge Energy Partners, LP 7.50% 4/15/2038	300	338
	Enbridge, Inc. 4.00% 10/1/2023	278	277
	Enbridge, Inc. 2.50% 1/15/2025	300	285
	Enbridge, Inc. 3.70% 7/15/2027	62	59
	Energy Transfer, LP 4.50% 4/15/2024	1,210	1,196
	Energy Transfer, LP 4.75% 1/15/2026	2,494	2,439
	Energy Transfer, LP 5.00% 5/15/2050	1,869	1,580
	Enterprise Products Operating, LLC 5.05% 1/10/2026	3,519	3,514
	Enterprise Products Operating, LLC 5.35% 1/31/2033	1,498	1,524

American Funds Insurance Series	125

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Energy (continued)	Enterprise Products Operating, LLC 4.90% 5/15/2046	USD500	$461
	EQM Midstream Partners, LP 4.125% 12/1/2026	686	639
	EQM Midstream Partners, LP 6.50% 7/1/2027[6]	1,690	1,669
	EQM Midstream Partners, LP 5.50% 7/15/2028	3,088	2,925
	EQM Midstream Partners, LP 7.50% 6/1/2030[6]	642	650
	EQM Midstream Partners, LP 4.75% 1/15/2031[6]	1,635	1,434
	Equinor ASA 3.25% 11/10/2024	2,850	2,768
	Equinor ASA 3.00% 4/6/2027	4,000	3,746
	Equinor ASA 3.625% 9/10/2028	3,685	3,519
	Equinor ASA 4.25% 11/23/2041	2,000	1,801
	Exxon Mobil Corp. 2.019% 8/16/2024	643	620
	Exxon Mobil Corp. 2.44% 8/16/2029	1,963	1,744
	Exxon Mobil Corp. 3.452% 4/15/2051	1,000	778
	Genesis Energy, LP 6.50% 10/1/2025	4,280	4,220
	Genesis Energy, LP 6.25% 5/15/2026	1,805	1,717
	Genesis Energy, LP 8.00% 1/15/2027	4,612	4,502
	Genesis Energy, LP 7.75% 2/1/2028	470	448
	Genesis Energy, LP 8.875% 4/15/2030	394	385
	Halliburton Co. 3.80% 11/15/2025	6	6
	Harvest Midstream I, LP 7.50% 9/1/2028[6]	850	844
	Hess Midstream Operations, LP 5.125% 6/15/2028[6]	2,155	2,019
	Hess Midstream Operations, LP 4.25% 2/15/2030[6]	960	839
	Hess Midstream Operations, LP 5.50% 10/15/2030[6]	400	370
	Hilcorp Energy I, LP 6.00% 4/15/2030[6]	350	319
	Hilcorp Energy I, LP 6.00% 2/1/2031[6]	460	412
	Holly Energy Partners, LP 6.375% 4/15/2027[6]	545	539
	Jonah Energy, LLC 12.00% 11/5/2025[2]	707	707
	Kinder Morgan, Inc. 5.20% 6/1/2033	803	779
	Kinder Morgan, Inc. 5.45% 8/1/2052	1,238	1,132
	Marathon Oil Corp. 4.40% 7/15/2027	1,005	959
	MPLX, LP 4.125% 3/1/2027	500	479
	MPLX, LP 2.65% 8/15/2030	4,273	3,577
	MPLX, LP 4.50% 4/15/2038	750	646
	MPLX, LP 4.70% 4/15/2048	1,101	905
	New Fortress Energy, Inc. 6.75% 9/15/2025[6]	1,065	1,000
	New Fortress Energy, Inc. 6.50% 9/30/2026[6]	3,410	3,055
	NGL Energy Operating, LLC 7.50% 2/1/2026[6]	14,165	13,966
	NGL Energy Partners, LP 6.125% 3/1/2025	3,922	3,770
	Noble Finance II, LLC 8.00% 4/15/2030[6]	175	178
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[6]	605	595
	Parkland Corp. 4.625% 5/1/2030[6]	1,035	898
	Petroleos Mexicanos 6.875% 10/16/2025	3,755	3,610
	Petroleos Mexicanos 5.35% 2/12/2028	1,870	1,541
	Petroleos Mexicanos 6.75% 9/21/2047	1,996	1,255
	Pioneer Natural Resources Co. 2.15% 1/15/2031	1,669	1,367
	Plains All American Pipeline, LP 3.80% 9/15/2030	113	100
	Range Resources Corp. 8.25% 1/15/2029	900	938
	Range Resources Corp. 4.75% 2/15/2030[6]	1,670	1,498
	Rockies Express Pipeline, LLC 4.95% 7/15/2029[6]	2,689	2,463
	Southwestern Energy Co. 8.375% 9/15/2028	395	412
	Southwestern Energy Co. 5.375% 2/1/2029	1,355	1,277
	Southwestern Energy Co. 5.375% 3/15/2030	1,945	1,817
	Southwestern Energy Co. 4.75% 2/1/2032	960	847
	Sunoco, LP 4.50% 5/15/2029	1,050	933
	Sunoco, LP 4.50% 4/30/2030	1,255	1,099
	Targa Resources Partners, LP 5.50% 3/1/2030	2,260	2,177
	TotalEnergies Capital International SA 2.986% 6/29/2041	88	67
	TransCanada Pipelines, Ltd. 4.25% 5/15/2028	1,090	1,041
	TransCanada Pipelines, Ltd. 4.10% 4/15/2030	598	556
	TransCanada Pipelines, Ltd. 4.75% 5/15/2038	2,000	1,789
	TransCanada Pipelines, Ltd. 4.875% 5/15/2048	700	628

126	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Energy (continued)	Valero Energy Corp. 4.00% 4/1/2029	USD4,000	$3,777
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[6]	840	724
	Venture Global LNG, Inc. 8.375% 6/1/2031[6]	3,905	3,942
	Weatherford International, Ltd. 6.50% 9/15/2028[6]	2,380	2,392
	Weatherford International, Ltd. 8.625% 4/30/2030[6]	7,825	7,952
	Williams Companies, Inc. 3.50% 11/15/2030	1,094	979

			165,333

Consumer discretionary 0.61%	Alibaba Group Holding, Ltd. 2.125% 2/9/2031	501	408
	Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	708
	Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	168
	Allied Universal Holdco, LLC 4.625% 6/1/2028[6]	1,660	1,407
	Amazon.com, Inc. 2.70% 6/3/2060	2,765	1,781
	American Honda Finance Corp. 3.50% 2/15/2028	750	706
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[6]	2,115	1,880
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[6]	1,065	897
	BMW US Capital, LLC 2.25% 9/15/2023[6]	300	298
	Caesars Entertainment, Inc. 6.25% 7/1/2025[6]	2,815	2,804
	Carnival Corp. 4.00% 8/1/2028[6]	3,875	3,439
	Carnival Corp. 6.00% 5/1/2029[6]	375	335
	Daimler Trucks Finance North America, LLC 5.20% 1/17/2025[6]	2,437	2,419
	Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[6]	2,000	1,925
	Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[6]	1,783	1,775
	Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[6]	2,400	2,144
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	450	426
	Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[6]	604	599
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[6]	1,350	1,170
	Fertitta Entertainment, LLC 4.625% 1/15/2029[6]	3,580	3,145
	Fertitta Entertainment, LLC 6.75% 1/15/2030[6]	1,790	1,525
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	3,855	3,753
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	5,165	5,197
	Ford Motor Credit Co., LLC 4.542% 8/1/2026	2,455	2,310
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	2,110	1,886
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	1,350	1,353
	Gap, Inc. 3.625% 10/1/2029[6]	486	344
	Gap, Inc. 3.875% 10/1/2031[6]	323	222
	General Motors Financial Co., Inc. 5.40% 4/6/2026	7,750	7,664
	General Motors Financial Co., Inc. 2.35% 2/26/2027	783	698
	Hanesbrands, Inc. 4.875% 5/15/2026[6]	2,700	2,524
	Hanesbrands, Inc. 9.00% 2/15/2031[6]	370	373
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[6]	1,885	1,639
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[6]	3,580	3,180
	Home Depot, Inc. 1.50% 9/15/2028	3,000	2,569
	Home Depot, Inc. 3.90% 12/6/2028	825	799
	Home Depot, Inc. 2.95% 6/15/2029	1,174	1,069
	Home Depot, Inc. 1.875% 9/15/2031	3,000	2,442
	Home Depot, Inc. 4.25% 4/1/2046	2,000	1,775
	Home Depot, Inc. 4.50% 12/6/2048	428	397
	Hyundai Capital America 1.00% 9/17/2024[6]	3,025	2,846
	Hyundai Capital America 1.50% 6/15/2026[6]	850	753
	Hyundai Capital America 1.65% 9/17/2026[6]	3,075	2,711
	Hyundai Capital America 2.375% 10/15/2027[6]	2,579	2,258
	Hyundai Capital America 2.10% 9/15/2028[6]	3,075	2,580
	International Game Technology PLC 6.50% 2/15/2025[6]	1,344	1,345
	International Game Technology PLC 5.25% 1/15/2029[6]	5,490	5,205
	KB Home 7.25% 7/15/2030	1,295	1,313
	Kontoor Brands, Inc. 4.125% 11/15/2029[6]	910	761
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[6]	590	506
	Lindblad Expeditions, LLC 6.75% 2/15/2027[6]	775	739

American Funds Insurance Series	127

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)	Lithia Motors, Inc. 3.875% 6/1/2029[6]	USD2,900	$2,523
	Lithia Motors, Inc. 4.375% 1/15/2031[6]	1,025	886
	Marriott International, Inc. 4.90% 4/15/2029	1,207	1,175
	Marriott International, Inc. 2.75% 10/15/2033	2,500	1,989
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[6]	620	536
	McDonald’s Corp. 4.60% 9/9/2032	1,275	1,263
	Melco Resorts Finance, Ltd. 5.75% 7/21/2028[6]	1,710	1,513
	Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[6]	1,500	1,501
	NCL Corp., Ltd. 5.875% 2/15/2027[6]	2,450	2,387
	NCL Corp., Ltd. 7.75% 2/15/2029[6]	1,375	1,307
	Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[6]	1,345	1,253
	Party City Holdings, Inc. (6-month USD-LIBOR + 5.00%) 10.13% 7/15/2025[6,9,13]	780	86
	Party City Holdings, Inc. 8.75% 2/15/2026[6,13]	3,440	533
	Party City Holdings, Inc., Term Loan DIP, 15.05% 7/19/2023[9,12]	732	758
	Penske Automotive Group, Inc. 3.75% 6/15/2029	1,375	1,189
	Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[6]	3,120	2,867
	Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[6]	3,520	3,295
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	650	607
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[6]	1,408	1,479
	Sally Holdings, LLC 5.625% 12/1/2025	2,705	2,670
	Sands China, Ltd. 5.625% 8/8/2025	1,302	1,271
	Sands China, Ltd. 2.80% 3/8/2027	2,075	1,802
	Scientific Games International, Inc. 7.00% 5/15/2028[6]	750	747
	Scientific Games International, Inc. 7.25% 11/15/2029[6]	2,240	2,245
	Sonic Automotive, Inc. 4.625% 11/15/2029[6]	3,035	2,545
	Sonic Automotive, Inc. 4.875% 11/15/2031[6]	1,325	1,089
	Stellantis Finance US, Inc. 1.711% 1/29/2027[6]	2,200	1,929
	Stellantis Finance US, Inc. 5.625% 1/12/2028[6]	2,500	2,523
	Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	2,150	1,719
	Stellantis Finance US, Inc. 6.375% 9/12/2032[6]	2,000	2,043
	Tempur Sealy International, Inc. 4.00% 4/15/2029[6]	850	737
	Toyota Motor Credit Corp. 0.80% 1/9/2026	429	386
	Toyota Motor Credit Corp. 1.90% 1/13/2027	2,500	2,259
	Travel + Leisure Co. 4.50% 12/1/2029[6]	2,100	1,789
	Travel + Leisure Co. 4.625% 3/1/2030[6]	1,300	1,101
	Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[6]	3,770	3,748
	Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[6]	3,845	3,750
	Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[6]	2,255	2,061

			154,731

Communication services 0.58%	Alphabet, Inc. 1.998% 8/15/2026	500	463
	Alphabet, Inc. 1.90% 8/15/2040	375	259
	Alphabet, Inc. 2.25% 8/15/2060	265	161
	AT&T, Inc. 5.40% 2/15/2034	7,076	7,092
	AT&T, Inc. 3.50% 9/15/2053	5,140	3,642
	CCO Holdings, LLC 4.75% 3/1/2030[6]	2,500	2,140
	CCO Holdings, LLC 4.50% 8/15/2030[6]	3,500	2,918
	CCO Holdings, LLC 4.25% 2/1/2031[6]	3,875	3,138
	CCO Holdings, LLC 4.75% 2/1/2032[6]	2,150	1,756
	CCO Holdings, LLC 4.50% 5/1/2032	2,710	2,167
	Charter Communications Operating, LLC 4.908% 7/23/2025	500	491
	Comcast Corp. 2.35% 1/15/2027	4,000	3,675
	Comcast Corp. 4.80% 5/15/2033	2,416	2,392
	Comcast Corp. 2.887% 11/1/2051	2,571	1,725
	Comcast Corp. 5.35% 5/15/2053	1,490	1,514
	CSC Holdings, LLC 3.375% 2/15/2031[6]	1,875	1,271
	DIRECTV Financing, LLC 5.875% 8/15/2027[6]	3,655	3,314
	DISH DBS Corp. 5.875% 11/15/2024	1,368	1,198
	DISH Network Corp. 11.75% 11/15/2027[6]	4,600	4,494

128	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Communication services (continued)	Embarq Corp. 7.995% 6/1/2036	USD7,384	$ 4,473
	Fox Corp. 4.03% 1/25/2024	1,120	1,109
	Frontier Communications Holdings, LLC 5.875% 10/15/2027[6]	1,565	1,438
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[6]	6,210	5,364
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[6]	4,400	3,418
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	1,850	1,352
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[6]	1,900	1,399
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[6]	1,100	1,076
	Gray Escrow II, Inc. 5.375% 11/15/2031[6]	4,275	2,838
	Gray Television, Inc. 5.875% 7/15/2026[6]	675	606
	Gray Television, Inc. 4.75% 10/15/2030[6]	850	577
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[6]	2,891	2,639
	Ligado Networks, LLC 15.50% PIK 11/1/2023[6,14]	5,837	2,247
	Ligado Networks, LLC, Term Loan, 15.00% PIK 11/1/2023[2,12,14]	359	341
	Live Nation Entertainment, Inc. 3.75% 1/15/2028[6]	1,350	1,208
	Midas OpCo Holdings, LLC 5.625% 8/15/2029[6]	3,205	2,746
	Netflix, Inc. 4.875% 4/15/2028	1,250	1,238
	Netflix, Inc. 5.875% 11/15/2028	2,175	2,252
	Netflix, Inc. 6.375% 5/15/2029	50	53
	Netflix, Inc. 5.375% 11/15/2029[6]	25	25
	News Corp. 3.875% 5/15/2029[6]	875	769
	News Corp. 5.125% 2/15/2032[6]	550	502
	Nexstar Media, Inc. 4.75% 11/1/2028[6]	3,950	3,431
	SBA Tower Trust 1.631% 11/15/2026[6]	8,707	7,521
	Scripps Escrow II, Inc. 3.875% 1/15/2029[6]	2,325	1,880
	Sirius XM Radio, Inc. 4.00% 7/15/2028[6]	3,575	3,110
	Sirius XM Radio, Inc. 4.125% 7/1/2030[6]	950	777
	Sirius XM Radio, Inc. 3.875% 9/1/2031[6]	1,975	1,529
	Take-Two Interactive Software, Inc. 3.30% 3/28/2024	123	121
	Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,438	2,235
	Tencent Holdings, Ltd. 2.39% 6/3/2030	566	471
	T-Mobile USA, Inc. 1.50% 2/15/2026	500	452
	T-Mobile USA, Inc. 2.05% 2/15/2028	325	282
	T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,889
	T-Mobile USA, Inc. 4.80% 7/15/2028	4,000	3,919
	T-Mobile USA, Inc. 5.05% 7/15/2033	4,000	3,929
	T-Mobile USA, Inc. 5.75% 1/15/2054	2,000	2,067
	Univision Communications, Inc. 6.625% 6/1/2027[6]	5,800	5,615
	Univision Communications, Inc. 4.50% 5/1/2029[6]	3,475	2,989
	Univision Communications, Inc. 7.375% 6/30/2030[6]	225	215
	Verizon Communications, Inc. 2.875% 11/20/2050	2,453	1,600
	Virgin Media Secured Finance PLC 4.50% 8/15/2030[6]	2,115	1,775
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[6]	4,525	3,663
	VMED O2 UK Financing I PLC 4.75% 7/15/2031[6]	225	187
	Vodafone Group PLC 4.25% 9/17/2050	4,350	3,495
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,807	3,674
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,018	950
	WarnerMedia Holdings, Inc. 4.054% 3/15/2029	1,435	1,312
	WarnerMedia Holdings, Inc. 4.279% 3/15/2032	1,754	1,556
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	500	422
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,500	1,222
	Ziggo Bond Co. BV 5.125% 2/28/2030[6]	1,775	1,346
	Ziggo BV 4.875% 1/15/2030[6]	725	602

			145,716

Industrials 0.55%	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[6]	1,005	997
	Allison Transmission, Inc. 3.75% 1/30/2031[6]	3,445	2,913
	Avis Budget Car Rental, LLC 5.75% 7/15/2027[6]	1,025	970
	Avis Budget Car Rental, LLC 5.375% 3/1/2029[6]	2,450	2,275

American Funds Insurance Series	129

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Industrials (continued)	Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[6]	USD1,587	$ 1,540
	Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[6]	1,126	1,050
	Avolon Holdings Funding, Ltd. 4.375% 5/1/2026[6]	1,975	1,847
	Boeing Co. 4.875% 5/1/2025	1,052	1,037
	Boeing Co. 3.10% 5/1/2026	251	236
	Boeing Co. 3.25% 2/1/2028	2,000	1,838
	Boeing Co. 5.15% 5/1/2030	1,100	1,090
	Boeing Co. 3.60% 5/1/2034	2,500	2,129
	Boeing Co. 5.805% 5/1/2050	2,500	2,493
	Bombardier, Inc. 7.125% 6/15/2026[6]	4,100	4,077
	Bombardier, Inc. 7.875% 4/15/2027[6]	8,070	8,061
	BWX Technologies, Inc. 4.125% 4/15/2029[6]	1,025	927
	Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,245
	Canadian Pacific Railway Co. 3.10% 12/2/2051	829	589
	Chart Industries, Inc. 7.50% 1/1/2030[6]	1,347	1,376
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[6]	590	524
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[6]	520	462
	CoreLogic, Inc. 4.50% 5/1/2028[6]	6,075	4,905
	Covanta Holding Corp. 4.875% 12/1/2029[6]	1,035	897
	CSX Corp. 4.25% 3/15/2029	1,062	1,029
	CSX Corp. 2.50% 5/15/2051	1,125	717
	Honeywell International, Inc. 2.30% 8/15/2024	2,640	2,552
	Honeywell International, Inc. 1.35% 6/1/2025	5,947	5,551
	Honeywell International, Inc. 2.70% 8/15/2029	1,470	1,309
	Icahn Enterprises, LP 4.75% 9/15/2024	2,090	1,999
	Icahn Enterprises, LP 5.25% 5/15/2027	1,185	1,023
	Icahn Enterprises, LP 4.375% 2/1/2029	1,525	1,200
	KKR Apple Bidco, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.00%) 9.102% 9/22/2028[9,12]	733	732
	Lockheed Martin Corp. 5.10% 11/15/2027	951	968
	Lockheed Martin Corp. 4.45% 5/15/2028	2,906	2,867
	Lockheed Martin Corp. 5.25% 1/15/2033	4,742	4,914
	Lockheed Martin Corp. 4.75% 2/15/2034	7,750	7,736
	Lockheed Martin Corp. 5.70% 11/15/2054	1,849	2,055
	LSC Communications, Inc. 8.75% 10/15/2023[2,6,13]	4,063	12
	Masco Corp. 1.50% 2/15/2028	774	660
	Masco Corp. 2.00% 2/15/2031	497	392
	Masco Corp. 3.125% 2/15/2051	230	145
	MasTec, Inc. 4.50% 8/15/2028[6]	1,425	1,315
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[6]	1,760	1,766
	Norfolk Southern Corp. 4.45% 3/1/2033	654	626
	Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,903
	Northrop Grumman Corp. 2.93% 1/15/2025	1,820	1,750
	Northrop Grumman Corp. 3.25% 1/15/2028	3,495	3,262
	Otis Worldwide Corp. 2.293% 4/5/2027	2,135	1,938
	Raytheon Technologies Corp. 3.65% 8/16/2023	52	52
	Raytheon Technologies Corp. 3.95% 8/16/2025	3,155	3,092
	Raytheon Technologies Corp. 5.00% 2/27/2026	779	778
	Raytheon Technologies Corp. 4.125% 11/16/2028	1,075	1,036
	Raytheon Technologies Corp. 5.15% 2/27/2033	2,669	2,707
	Raytheon Technologies Corp. 5.375% 2/27/2053	3,950	4,106
	Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[6]	311	323
	Roller Bearing Company of America, Inc. 4.375% 10/15/2029[6]	195	175
	Rolls-Royce PLC 5.75% 10/15/2027[6]	1,940	1,899
	Sabre GLBL, Inc. 9.25% 4/15/2025[6]	379	354
	Sabre GLBL, Inc. 7.375% 9/1/2025[6]	946	841
	Siemens Financieringsmaatschappij NV 1.20% 3/11/2026[6]	3,887	3,515
	Siemens Financieringsmaatschappij NV 1.70% 3/11/2028[6]	3,700	3,216
	SkyMiles IP, Ltd. 4.75% 10/20/2028[6]	1,950	1,894
	Spirit AeroSystems, Inc. 7.50% 4/15/2025[6]	650	643
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[6]	507	543

130	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Industrials (continued)	The Brink’s Co. 4.625% 10/15/2027[6]	USD2,385	$ 2,216
	TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[6]	2,000	1,850
	TransDigm, Inc. 6.25% 3/15/2026[6]	3,476	3,462
	TransDigm, Inc. 5.50% 11/15/2027	2,200	2,078
	Triumph Group, Inc. 7.75% 8/15/2025	2,375	2,312
	Triumph Group, Inc. 9.00% 3/15/2028[6]	1,347	1,377
	Union Pacific Corp. 2.40% 2/5/2030	2,414	2,100
	Union Pacific Corp. 2.95% 3/10/2052	1,000	695
	Union Pacific Corp. 3.839% 3/20/2060	546	435
	Union Pacific Corp. 3.799% 4/6/2071	545	417
	United Airlines, Inc. 4.375% 4/15/2026[6]	975	927
	United Airlines, Inc. 4.625% 4/15/2029[6]	2,225	2,029
	United Rentals (North America), Inc. 3.875% 2/15/2031	2,050	1,777
	XPO, Inc. 7.125% 6/1/2031[6]	800	807

			139,555

Materials 0.39%	Alcoa Nederland Holding BV 4.125% 3/31/2029[6]	1,175	1,051
	Anglo American Capital PLC 2.25% 3/17/2028[6]	484	416
	Anglo American Capital PLC 2.625% 9/10/2030[6]	2,500	2,064
	Anglo American Capital PLC 3.95% 9/10/2050[6]	1,281	952
	ATI, Inc. 4.875% 10/1/2029	710	641
	ATI, Inc. 5.125% 10/1/2031	1,110	991
	Avient Corp. 7.125% 8/1/2030[6]	855	865
	Ball Corp. 6.875% 3/15/2028	1,415	1,444
	Ball Corp. 3.125% 9/15/2031	3,520	2,900
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	1,610	1,604
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[6]	935	762
	Celanese US Holdings, LLC 6.165% 7/15/2027	3,500	3,484
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	9,000	8,793
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[6]	1,525	1,375
	Cleveland-Cliffs, Inc. 6.75% 4/15/2030[6]	1,775	1,712
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[6]	775	682
	CVR Partners, LP 6.125% 6/15/2028[6]	745	649
	Dow Chemical Co. (The) 3.60% 11/15/2050	1,328	990
	First Quantum Minerals, Ltd. 7.50% 4/1/2025[6]	9,004	9,005
	First Quantum Minerals, Ltd. 6.875% 3/1/2026[6]	4,400	4,337
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[6]	4,240	4,143
	FXI Holdings, Inc. 12.25% 11/15/2026[6]	4,517	4,099
	FXI Holdings, Inc. 12.25% 11/15/2026[6]	2,181	1,968
	Glencore Funding, LLC 4.125% 3/12/2024[6]	945	934
	INEOS Finance PLC 6.75% 5/15/2028[6]	1,985	1,909
	International Flavors & Fragrances, Inc. 1.832% 10/15/2027[6]	5,400	4,558
	Kaiser Aluminum Corp. 4.625% 3/1/2028[6]	2,495	2,186
	Linde, Inc. 1.10% 8/10/2030	2,938	2,338
	LSB Industries, Inc. 6.25% 10/15/2028[6]	860	769
	LYB International Finance III, LLC 2.25% 10/1/2030	1,198	982
	LYB International Finance III, LLC 4.20% 5/1/2050	1,186	906
	LYB International Finance III, LLC 3.625% 4/1/2051	2,537	1,758
	Methanex Corp. 5.125% 10/15/2027	6,305	5,876
	Mineral Resources, Ltd. 8.50% 5/1/2030[6]	1,525	1,533
	Mosaic Co. 4.05% 11/15/2027	1,050	1,001
	Nova Chemicals Corp. 4.25% 5/15/2029[6]	1,875	1,532
	Novelis Corp. 3.875% 8/15/2031[6]	1,115	919
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[6]	3,485	3,117
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[6]	1,230	1,032
	Sherwin-Williams Co. 3.125% 6/1/2024	275	269
	Sherwin-Williams Co. 3.80% 8/15/2049	5,208	4,031
	South32 Treasury, Ltd. 4.35% 4/14/2032[6]	1,527	1,341
	SPCM SA 3.375% 3/15/2030[6]	600	500

American Funds Insurance Series	131

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Materials (continued)	Venator Finance SARL 9.50% 7/1/2025[6,13]	USD1,825	$ 1,396
	Venator Finance SARL 5.75% 7/15/2025[6,13]	5,845	139
	Venator Finance SARL, Term Loan, 15.05% 9/14/2023[9,12]	486	501
	Warrior Met Coal, Inc. 7.875% 12/1/2028[6]	3,400	3,418
	Westlake Corp. 4.375% 11/15/2047	500	393

			98,265

Real estate 0.32%	Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	315	301
	Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,220	1,138
	Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,940	1,643
	Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,320	1,132
	Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	4,095	2,997
	Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	410	345
	American Tower Corp. 1.45% 9/15/2026	2,369	2,086
	American Tower Corp. 3.55% 7/15/2027	1,425	1,322
	American Tower Corp. 3.60% 1/15/2028	1,000	922
	American Tower Corp. 1.50% 1/31/2028	2,500	2,100
	American Tower Corp. 2.30% 9/15/2031	1,500	1,195
	American Tower Corp. 2.95% 1/15/2051	2,000	1,264
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[6]	2,260	1,694
	Boston Properties, LP 6.50% 1/15/2034	2,223	2,239
	Essex Portfolio, LP 3.875% 5/1/2024	1,000	982
	Essex Portfolio, LP 3.50% 4/1/2025	6,825	6,546
	Extra Space Storage, LP 2.35% 3/15/2032	1,385	1,084
	GLP Capital, LP 3.35% 9/1/2024	1,263	1,220
	Host Hotels & Resorts, LP 4.50% 2/1/2026	355	344
	Howard Hughes Corp. 5.375% 8/1/2028[6]	1,450	1,293
	Howard Hughes Corp. 4.125% 2/1/2029[6]	1,860	1,541
	Howard Hughes Corp. 4.375% 2/1/2031[6]	2,690	2,149
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	2,401	1,842
	Iron Mountain, Inc. 5.25% 7/15/2030[6]	3,785	3,414
	Iron Mountain, Inc. 4.50% 2/15/2031[6]	2,650	2,279
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,780	2,201
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	1,990	1,503
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,260	1,693
	Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[6]	3,842	3,342
	Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[6]	50	41
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[6]	2,280	1,967
	Prologis, LP 4.875% 6/15/2028	2,357	2,338
	Prologis, LP 4.75% 6/15/2033	4,359	4,262
	Prologis, LP 5.125% 1/15/2034	2,000	1,987
	Prologis, LP 5.25% 6/15/2053	1,365	1,343
	Public Storage 1.85% 5/1/2028	2,490	2,164
	Public Storage 1.95% 11/9/2028	2,027	1,740
	Public Storage 2.30% 5/1/2031	719	599
	RHP Hotel Properties, LP 4.50% 2/15/2029[6]	1,300	1,152
	RLJ Lodging Trust, LP 4.00% 9/15/2029[6]	1,240	1,040
	Scentre Group Trust 1 3.50% 2/12/2025[6]	3,075	2,952
	Scentre Group Trust 1 3.25% 10/28/2025[6]	1,000	941
	Scentre Group Trust 1 3.75% 3/23/2027[6]	2,430	2,285
	Service Properties Trust 4.35% 10/1/2024	1,000	964
	Service Properties Trust 4.50% 3/15/2025	1,385	1,310
	Sun Communities Operating, LP 2.30% 11/1/2028	1,845	1,553
	Sun Communities Operating, LP 2.70% 7/15/2031	876	693
	UDR, Inc. 2.95% 9/1/2026	760	695

			81,837

132	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Consumer staples 0.30%	7-Eleven, Inc. 0.80% 2/10/2024[6]	USD1,700	$ 1,648
	7-Eleven, Inc. 0.95% 2/10/2026[6]	825	737
	7-Eleven, Inc. 1.30% 2/10/2028[6]	2,500	2,114
	Albertsons Companies, Inc. 3.50% 3/15/2029[6]	1,230	1,066
	Anheuser-Busch InBev Worldwide, Inc. 4.00% 4/13/2028	845	818
	Anheuser-Busch InBev Worldwide, Inc. 4.35% 6/1/2040	2,500	2,302
	Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048	1,500	1,394
	BAT Capital Corp. 3.222% 8/15/2024	2,826	2,743
	BAT Capital Corp. 3.215% 9/6/2026	3,323	3,090
	BAT Capital Corp. 4.54% 8/15/2047	940	693
	Central Garden & Pet Co. 4.125% 4/30/2031[6]	1,395	1,152
	Coca-Cola Co. 1.00% 3/15/2028	940	808
	Conagra Brands, Inc. 1.375% 11/1/2027	4,615	3,912
	Constellation Brands, Inc. 3.60% 2/15/2028	625	586
	Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,216
	Coty, Inc. 4.75% 1/15/2029[6]	1,680	1,551
	Imperial Brands Finance PLC 6.125% 7/27/2027[6]	845	847
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[6]	2,990	2,739
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[6]	2,210	1,977
	Nestle Holdings, Inc. 4.85% 3/14/2033[6]	5,750	5,872
	PepsiCo, Inc. 2.625% 10/21/2041	5,000	3,776
	PepsiCo, Inc. 3.625% 3/19/2050	777	661
	PepsiCo, Inc. 2.75% 10/21/2051	1,723	1,238
	Philip Morris International, Inc. 2.875% 5/1/2024	788	772
	Philip Morris International, Inc. 3.25% 11/10/2024	2,000	1,943
	Philip Morris International, Inc. 4.875% 2/13/2026	7,002	6,955
	Philip Morris International, Inc. 0.875% 5/1/2026	2,990	2,668
	Philip Morris International, Inc. 5.125% 11/17/2027	3,073	3,085
	Philip Morris International, Inc. 4.875% 2/15/2028	6,000	5,913
	Philip Morris International, Inc. 5.625% 11/17/2029	1,482	1,511
	Philip Morris International, Inc. 5.125% 2/15/2030	4,166	4,123
	Post Holdings, Inc. 4.625% 4/15/2030[6]	2,886	2,532
	Prestige Brands, Inc. 3.75% 4/1/2031[6]	1,115	925
	Reynolds American, Inc. 5.85% 8/15/2045	2,030	1,808
	Simmons Foods, Inc. 4.625% 3/1/2029[6]	560	449

			75,624

Utilities 0.25%	Ameren Corp. 2.50% 9/15/2024	969	929
	Calpine Corp. 3.75% 3/1/2031[6]	1,975	1,602
	Commonwealth Edison Co. 4.35% 11/15/2045	1,085	950
	Commonwealth Edison Co. 3.85% 3/15/2052	2,600	2,084
	Duke Energy Carolinas, LLC 3.95% 11/15/2028	900	860
	Duke Energy Corp. 4.50% 8/15/2032	2,000	1,886
	Duke Energy Corp. 3.50% 6/15/2051	2,000	1,451
	Duke Energy Florida, LLC 3.20% 1/15/2027	1,445	1,370
	Duke Energy Indiana, LLC 3.25% 10/1/2049	1,225	879
	Duke Energy Progress, LLC 3.70% 10/15/2046	457	357
	Duke Energy Progress, LLC 2.50% 8/15/2050	202	126
	Duke Energy Progress, LLC 2.90% 8/15/2051	91	61
	Edison International 3.55% 11/15/2024	2,200	2,127
	EDP Finance BV 3.625% 7/15/2024[6]	4,100	3,996
	Electricité de France SA 6.25% 5/23/2033[6]	1,275	1,297
	Electricité de France SA 4.75% 10/13/2035[6]	1,250	1,101
	Electricité de France SA 4.875% 9/21/2038[6]	2,750	2,313
	Electricité de France SA 5.60% 1/27/2040	525	483
	Electricité de France SA 6.90% 5/23/2053[6]	650	674
	Electricité de France SA 9.125% 12/31/2079 (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[6,11]	1,475	1,516

American Funds Insurance Series	133

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Utilities (continued)	Emera US Finance, LP 3.55% 6/15/2026	USD320	$ 303
	Enel Américas SA 4.00% 10/25/2026	245	236
	Entergy Corp. 2.80% 6/15/2030	3,325	2,823
	Eversource Energy 3.80% 12/1/2023	2,730	2,711
	FirstEnergy Corp. 3.40% 3/1/2050	2,250	1,553
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[6]	675	595
	NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	650	653
	Pacific Gas and Electric Co. 2.10% 8/1/2027	125	107
	Pacific Gas and Electric Co. 2.50% 2/1/2031	2,941	2,305
	Pacific Gas and Electric Co. 3.30% 8/1/2040	100	67
	Pacific Gas and Electric Co. 3.50% 8/1/2050	1,250	797
	PacifiCorp 4.125% 1/15/2049	4,000	3,107
	PG&E Corp. 5.00% 7/1/2028	3,750	3,444
	PG&E Corp. 5.25% 7/1/2030	3,400	3,051
	Public Service Electric and Gas Co. 3.60% 12/1/2047	548	432
	Public Service Electric and Gas Co. 3.15% 1/1/2050	2,451	1,789
	Southern California Edison Co. 2.85% 8/1/2029	4,450	3,893
	Southern California Edison Co. 6.00% 1/15/2034	2,500	2,591
	Southern California Edison Co. 5.75% 4/1/2035	675	686
	Southern California Edison Co. 5.35% 7/15/2035	3,000	2,936
	Southern California Edison Co. 4.00% 4/1/2047	264	210
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[6]	1,030	901
	Virginia Electric & Power 2.40% 3/30/2032	2,575	2,102
	Xcel Energy, Inc. 2.60% 12/1/2029	1,131	967

			64,321

Information technology 0.25%	Adobe, Inc. 1.90% 2/1/2025	366	348
	Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 9.231% 6/13/2024[9,12]	651	627
	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 12.405% 6/13/2025[9,12]	4,150	3,771
	Analog Devices, Inc. 1.70% 10/1/2028	1,286	1,106
	Analog Devices, Inc. 2.10% 10/1/2031	1,212	1,004
	Analog Devices, Inc. 2.80% 10/1/2041	1,461	1,086
	Analog Devices, Inc. 2.95% 10/1/2051	1,955	1,383
	Broadcom, Inc. 1.95% 2/15/2028[6]	1,407	1,218
	Broadcom, Inc. 2.60% 2/15/2033[6]	2,524	1,974
	Broadcom, Inc. 3.469% 4/15/2034[6]	193	158
	CommScope Technologies, LLC 6.00% 6/15/2025[6]	1,752	1,635
	CommScope Technologies, LLC 5.00% 3/15/2027[6]	1,375	959
	CommScope, Inc. 6.00% 3/1/2026[6]	3,600	3,359
	CommScope, Inc. 8.25% 3/1/2027[6]	1,442	1,156
	CommScope, Inc. 7.125% 7/1/2028[6]	1,633	1,162
	Diebold Nixdorf, Inc. 9.375% 7/15/2025[6,13]	10,434	1,930
	Diebold Nixdorf, Inc., units, 8.50% PIK or 8.50% Cash 10/15/2026[6,13,14]	7,984	120
	Diebold Nixdorf, Inc., Term Loan B1, (USD-SOFR + 7.50%) 11.50% 10/2/2023[9,12]	12,450	11,796
	Diebold Nixdorf, Inc., Term Loan B2, (USD-SOFR + 7.50%) 11.50% 10/2/2023[9,12]	7,926	7,509
	Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[9,12,13]	10,831	1,950
	Finastra, Ltd., Term Loan B, (3-month EUR-EURIBOR + 3.00%) 6.134% 6/13/2024[9,12]	EUR1,336	1,381
	Gartner, Inc. 4.50% 7/1/2028[6]	USD650	608
	Intuit, Inc. 0.95% 7/15/2025	1,530	1,398
	Intuit, Inc. 1.35% 7/15/2027	1,395	1,223
	Intuit, Inc. 1.65% 7/15/2030	1,845	1,498
	Microsoft Corp. 2.921% 3/17/2052	4,814	3,585
	NCR Corp. 5.125% 4/15/2029[6]	1,650	1,462
	Oracle Corp. 3.60% 4/1/2050	2,794	1,998
	Oracle Corp. 5.55% 2/6/2053	2,556	2,477
	Synaptics, Inc. 4.00% 6/15/2029[6]	875	736

134	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Information technology (continued)	Unisys Corp. 6.875% 11/1/2027[6]	USD725	$ 523
	Viavi Solutions, Inc. 3.75% 10/1/2029[6]	725	617
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,3,11]	1,005	965

			62,722

	Total corporate bonds, notes & loans		1,541,055

U.S. Treasury bonds & notes 5.60%
U.S. Treasury 4.60%	U.S. Treasury 2.50% 5/15/2024	700	683
	U.S. Treasury 2.50% 5/31/2024	100,000	97,399
	U.S. Treasury 4.25% 9/30/2024	880	869
	U.S. Treasury 1.00% 12/15/2024	10,725	10,096
	U.S. Treasury 4.625% 2/28/2025	65,500	64,999
	U.S. Treasury 3.875% 4/30/2025	4,250	4,167
	U.S. Treasury 4.25% 5/31/2025	5,505	5,436
	U.S. Treasury 3.00% 7/15/2025	3,165	3,051
	U.S. Treasury 0.375% 1/31/2026	45,000	40,405
	U.S. Treasury 4.00% 2/15/2026	26,676	26,270
	U.S. Treasury 0.50% 2/28/2026	42,515	38,195
	U.S. Treasury 3.625% 5/15/2026	1,195	1,166
	U.S. Treasury 0.75% 8/31/2026	52	46
	U.S. Treasury 0.875% 9/30/2026	565	505
	U.S. Treasury 1.125% 10/31/2026	471	423
	U.S. Treasury 1.125% 2/28/2027	762	680
	U.S. Treasury 2.375% 5/15/2027	880	820
	U.S. Treasury 2.625% 5/31/2027	96,250	90,426
	U.S. Treasury 0.50% 6/30/2027	36,300	31,294
	U.S. Treasury 4.125% 9/30/2027	90,000	89,487
	U.S. Treasury 0.625% 12/31/2027	7,109	6,074
	U.S. Treasury 4.00% 2/29/2028	46,200	45,859
	U.S. Treasury 3.625% 3/31/2028	10	10
	U.S. Treasury 3.50% 4/30/2028	5,600	5,440
	U.S. Treasury 2.875% 5/15/2028	5,217	4,922
	U.S. Treasury 3.625% 5/31/2028	77,126	75,429
	U.S. Treasury 1.25% 9/30/2028	3,142	2,720
	U.S. Treasury 1.50% 11/30/2028	25,000	21,864
	U.S. Treasury 1.375% 12/31/2028	10,900	9,453
	U.S. Treasury 2.875% 4/30/2029	50,000	46,880
	U.S. Treasury 1.50% 2/15/2030	26,651	22,822
	U.S. Treasury 4.00% 2/28/2030	1,598	1,597
	U.S. Treasury 0.625% 5/15/2030	20,225	16,201
	U.S. Treasury 3.75% 5/31/2030	17,000	16,759
	U.S. Treasury 2.875% 5/15/2032	50,000	46,337
	U.S. Treasury 4.125% 11/15/2032	723	739
	U.S. Treasury 3.50% 2/15/2033	29,540	28,756
	U.S. Treasury 3.375% 5/15/2033	52,556	50,764
	U.S. Treasury 1.125% 5/15/2040	37,775	24,494
	U.S. Treasury 1.375% 11/15/2040[15]	27,695	18,533
	U.S. Treasury 1.75% 8/15/2041	47,854	33,626
	U.S. Treasury 2.00% 11/15/2041	1,181	865
	U.S. Treasury 3.875% 5/15/2043	25,703	25,148
	U.S. Treasury 2.50% 2/15/2046	3,755	2,890
	U.S. Treasury 3.00% 5/15/2047	9,355	7,875
	U.S. Treasury 3.00% 2/15/2048	336	283
	U.S. Treasury 2.00% 2/15/2050	13,825	9,473
	U.S. Treasury 1.375% 8/15/2050	12,500	7,261
	U.S. Treasury 2.375% 5/15/2051	4,757	3,534
	U.S. Treasury 2.00% 8/15/2051	1,356	923

American Funds Insurance Series	135

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)	U.S. Treasury 2.25% 2/15/2052[15]	USD72,025	$ 52,000
	U.S. Treasury 4.00% 11/15/2052[15]	8,369	8,587
	U.S. Treasury 3.625% 2/15/2053[15]	61,360	58,826

			1,163,361

U.S. Treasury inflation-protected securities 1.00%	U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[16]	22,463	21,930
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[16]	100,487	96,971
	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[16]	25,612	24,561
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[16]	4,732	4,531
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[16]	3,974	3,770
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[16]	8,325	7,787
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[16]	54,518	48,007
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[15,16]	51,228	44,087

			251,644

	Total U.S. Treasury bonds & notes		1,415,005

Asset-backed obligations 2.05%
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[6,8]	640	617
	Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 6.21% 1/15/2030[6,8,9]	1,816	1,804
	Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 6.21% 10/16/2030[6,8,9]	1,552	1,529
	American Express Credit Account Master Trust, Series 2018-9, Class A, (1-month USD-LIBOR + 0.38%) 5.573% 4/15/2026[8,9]	9,000	9,003
	American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[8]	12,228	11,863
	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[8]	3,602	3,602
	Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 6.193% 1/22/2028[6,8,9]	1,845	1,833
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-1A, Class A, 3.70% 9/20/2024[6,8]	557	556
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[6,8]	3,100	3,071
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[6,8]	539	489
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[6,8]	138	127
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[6,8]	11,617	10,221
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[6,8]	32,377	32,137
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[6,8]	5,535	5,532
	BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[8]	6,633	6,605
	Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 6.379% 11/20/2030[6,8,9]	7,269	7,211
	Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[6,8]	434	405
	CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[8]	3,971	3,961
	Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[6,8]	4,677	3,896
	Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[6,8]	507	461
	Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 6.262% 7/27/2030[6,8,9]	4,328	4,298
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[6,8]	5,140	4,618
	CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[6,8]	1,724	1,444
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[6,8]	6,034	5,235

136	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Asset-backed obligations (continued)
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, (1-month USD-LIBOR + 0.62%) 5.774% 4/22/2026[8,9]	USD4,960	$ 4,969
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[6,8]	1,351	1,170
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[6,8]	5,034	4,367
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[6,8]	1,083	942
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[6,8]	1,501	1,282
Discover Card Execution Note Trust, Series 2018-A6, Class A6, (1-month USD-LIBOR + 0.39%) 5.583% 3/15/2026[8,9]	11,400	11,400
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[6,8]	4,088	4,088
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[6,8]	3,766	3,756
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 6.24% 4/15/2028[6,8,9]	4,517	4,490
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[6,8]	325	283
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[6,8]	4,840	4,715
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[6,8]	3,195	3,127
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[6,8]	5,092	5,075
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[8]	664	664
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[6,8]	5,976	5,368
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[6,8]	2,869	2,867
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 1/15/2030[6,8]	4,825	4,821
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[6,8]	6,000	5,924
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[6,8]	9,605	9,234
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[6,8]	8,861	8,344
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[6,8]	634	556
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[6,8]	255	226
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[6,8]	2,260	2,089
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[6,8]	9,517	8,466
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[6,8]	11,908	10,609
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[6,8]	3,780	3,247
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[6,8]	5,630	4,865
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[6,8]	446	378
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD-LIBOR + 1.07%) 6.332% 1/18/2031[6,8,9]	2,250	2,233
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[2,6,8]	5,930	5,930
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[6,8]	8,452	7,924
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[6,8]	634	593
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[6,8]	405	377
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[6,8]	8,390	8,007
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[6,8]	5,565	4,858
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[6,8]	685	599
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[6,8]	429	371
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[6,8]	4,900	4,313
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[6,8]	4,960	4,635
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[8]	1,198	1,194
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[8]	1,141	1,134
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 6.261% 7/21/2030[6,8,9]	5,391	5,346
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 6.41% 4/15/2029[6,8,9]	1,916	1,904
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[6,8]	2,531	2,499
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[6,8]	3,475	3,443
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[6,8]	4,651	4,016
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[6,8]	5,552	4,771
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[6,8]	6,098	5,319
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[6,8]	9,129	8,116
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[6,8]	5,232	4,647
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[6,8]	8,885	7,901
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[6,8]	23,051	19,672

American Funds Insurance Series	137

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Asset-backed obligations (continued)
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 6.225% 7/25/2030[6,8,9]	USD1,657	$ 1,640
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD-LIBOR + 1.10%) 6.35% 7/20/2031[6,8,9]	2,250	2,233
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 6.396% 11/25/2028[6,8,9]	1,021	1,018
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 6.15% 4/20/2029[6,8,9]	374	372
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 6.06% 10/15/2029[6,8,9]	7,545	7,470
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 6.66% 10/15/2029[6,8,9]	5,378	5,259
Palmer Square Loan Funding, CLO, Series 2022-5, Class A1, (3-month USD CME Term SOFR + 1.56%) 6.546% 1/15/2031[6,8,9]	5,357	5,335
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[6,8]	5,912	5,878
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[8]	2,725	2,596
PPM CLO, Ltd., Series 2022-6, Class A, (3-month USD CME Term SOFR + 2.45%) 7.025% 1/20/2031[6,8,9]	9,947	9,954
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 6.20% 10/15/2030[6,8,9]	4,453	4,414
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98% 1/15/2025[8]	1,060	1,059
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 12/15/2025[8]	303	301
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[8]	1,429	1,429
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[8]	4,101	4,060
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[6,8]	3,573	3,570
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 5.923% 1/15/2053[6,8,9]	5,689	5,555
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[6,8]	3,326	2,896
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[6,8]	4,283	3,841
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[6,8]	4,499	3,642
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[6,8]	2,018	1,828
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[6,8]	1,613	1,435
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 7.198% 10/20/2031[6,8,9]	7,088	7,098
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[6,8]	2,889	2,632
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[6,8]	1,695	1,487
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[6,8]	751	660
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[6,8]	881	744
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[6,8]	2,538	2,180
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[6,8]	3,250	3,157
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[6,8]	8,337	7,702
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[6,8,9]	7,257	6,486
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[6,8]	3,825	3,808
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[6,8]	9,801	8,413
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[6,8]	1,732	1,456
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[8]	8,460	8,390
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[8,11]	7,481	7,356
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[6,8]	8,981	8,910
Westlake Automobile Receivables Trust, Series 2022-3, Class A2, 5.24% 7/15/2025[6,8]	6,032	6,018
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[6,8]	1,922	1,915
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[6,8]	4,807	4,795
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[6,8]	3,504	3,500
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[6,8]	794	786
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[8]	7,845	7,760

		518,680

138	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. 0.17%
	CPPIB Capital, Inc. 2.75% 11/2/2027[6]	USD6,600	$ 6,146
	European Investment Bank 0.75% 10/26/2026	6,194	5,486
	OMERS Finance Trust 3.50% 4/19/2032[6]	4,315	3,959
	OMERS Finance Trust 4.00% 4/19/2052[6]	4,315	3,601
	Panama (Republic of) 3.298% 1/19/2033	4,365	3,659
	Panama (Republic of) 4.50% 1/19/2063	1,035	760
	Peru (Republic of) 1.862% 12/1/2032	2,525	1,950
	Peru (Republic of) 2.78% 12/1/2060	3,775	2,318
	Qatar (State of) 3.375% 3/14/2024[6]	2,315	2,282
	Qatar (State of) 4.00% 3/14/2029[6]	745	730
	Qatar (State of) 4.817% 3/14/2049[6]	750	722
	Swedish Export Credit Corp. 3.625% 9/3/2024	5,089	4,976
	United Mexican States 2.659% 5/24/2031	2,703	2,254
	United Mexican States 4.875% 5/19/2033	1,790	1,711
	United Mexican States 3.771% 5/24/2061	1,528	1,043

			41,597

Municipals 0.14%
California 0.02%	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	1,200	1,092
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	1,660	1,481
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	495	404
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042	1,170	882
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046	2,205	2,032

			5,891

Connecticut 0.00%	Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 11/15/2044	5	5

Florida 0.04%	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	5,335	4,726
	Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	5,365	4,478

			9,204

Guam 0.00%	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036	240	192
	A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043	315	240

			432

Illinois 0.01%	G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 6/1/2033	4,125	4,039

Maryland 0.00%	Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 9/1/2040	5	5

American Funds Insurance Series	139

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Municipals (continued)
Minnesota 0.00%	Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 7/1/2038	USD20	$ 20

New York 0.03%	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 3/15/2026 (escrowed to maturity)	2,865	2,589
	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 3/15/2028	4,745	4,132

			6,721

Ohio 0.02%	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	5,080	4,357

South Carolina 0.00%	Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 7/1/2041	5	5

Tennessee 0.00%	Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 7/1/2043	5	5

Wisconsin 0.02%	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	5,845	5,485

	Total municipals		36,169

	Total bonds, notes & other debt instruments (cost: $5,793,406,000)		5,416,087

Short-term securities 9.70%		Shares

Money market investments 9.64%
	Capital Group Central Cash Fund 5.15%[7,17]	24,370,984	2,437,342

Money market investments purchased with collateral from securities on loan 0.06%
	Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[17,18]	8,631,344	8,631
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[17,18]	4,782,204	4,782
	Capital Group Central Cash Fund 5.15%[7,17,18]	21,214	2,122

			15,535

	Total short-term securities (cost: $2,452,333,000)		2,452,877

	Total investment securities 104.10% (cost: $20,923,200,000)		26,326,548

	Other assets less liabilities (4.10)%		(1,036,246)

	Net assets 100.00%		$25,290,302

140	American Funds Insurance Series

Asset Allocation Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	8,978	September 2023	USD1,825,620	$(24,888)
5 Year U.S. Treasury Note Futures	Long	9,589	September 2023	1,026,922	(17,429)
10 Year U.S. Treasury Note Futures	Long	199	September 2023	22,341	(241)
10 Year Ultra U.S. Treasury Note Futures	Short	3,884	September 2023	(460,011)	5,273
20 Year U.S. Treasury Bond Futures	Long	167	September 2023	21,193	45
30 Year Ultra U.S. Treasury Bond Futures	Long	113	September 2023	15,393	(129)

					$(37,369)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

								Unrealized
							Upfront	(depreciation)
Receive		Pay			Notional	Value at	premium	appreciation
	Payment		Payment	Expiration	amount	6/30/2023	paid	at 6/30/2023
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

4.1645%	Annual	SOFR	Annual	1/24/2025	USD3,491	$(48)	$–	$(48)
4.16253%	Annual	SOFR	Annual	1/24/2025	215,868	(2,973)	–	(2,973)
3.7025%	Annual	SOFR	Annual	3/28/2025	17,082	(358)	–	(358)
3.7515%	Annual	SOFR	Annual	3/28/2025	177,000	(3,568)	–	(3,568)
SOFR	Annual	3.2015%	Annual	1/19/2033	37,178	1,121	–	1,121
SOFR	Annual	3.1205%	Annual	1/20/2033	46,560	1,705	–	1,705
SOFR	Annual	3.16653%	Annual	1/24/2033	48,133	1,586	–	1,586
SOFR	Annual	3.18606%	Annual	1/24/2033	44,502	1,397	–	1,397

						$(1,138)	$–	$(1,138)

Credit default swaps

Centrally cleared credit default swaps on credit indices – sell protection

								Upfront	Unrealized
				Notional		Value at		premium	depreciation
Financing	Payment	Reference	Expiration	amount	[19]	6/30/2023	[20]	paid	at 6/30/2023
rate received	frequency	index	date	(000)		(000)		(000)	(000)

1.00%	Quarterly	CDX.NA.IG.40	6/20/2028	USD45,000		$672		$578	$94

Investments in affiliates[7]

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2023	Additions	Reductions	(loss) gain	appreciation	6/30/2023	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Investment funds 4.06%
Capital Group Central Corporate Bond Fund	$1,367,122	$ 22,963	$ 385,740	$(79,020)	$101,600	$1,026,925	$22,962

Short-term securities 9.65%
Money market investments 9.64%
Capital Group Central Cash Fund 5.15%[17]	1,639,716	2,739,466	1,942,243	61	342	2,437,342	47,383

American Funds Insurance Series	141

Asset Allocation Fund (continued)

Investments in affiliates[7] (continued)

	Value of				Net	Net	Value of
	affiliates at				realized	unrealized	affiliates at	Dividend
	1/1/2023	Additions	Reductions		(loss) gain	appreciation	6/30/2023	income
	(000)	(000)	(000)		(000)	(000)	(000)	(000)

Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 5.19%[17,18]	$ 12,622	$	$10,500	[21]	$	$	$ 2,122	$ –	[22]

Total short-term securities							2,439,464

Total 13.71%					$(78,959)	$101,942	$3,466,389	$70,345

Restricted securities[3]
	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2]	7/9/2021	$50,000	$50,695	.20%
Rotech Healthcare, Inc.[1,2]	8/22/2014	6,949	19,334	.08
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,11]	6/23/2023	965	965	.00 [23]

Total		$57,914	$70,994	.28%

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $70,994,000, which represented .28% of the net assets of the fund.

[4]

All or a portion of this security was on loan. The total value of all such securities was $16,802,000, which represented ..07% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[5]	Amount less than one thousand.
[6]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,183,530,000, which represented 4.68% of the net assets of the fund.

[7]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[10]	Purchased on a TBA basis.
[11]	Step bond; coupon rate may change at a later date.
[12]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $29,734,000, which represented .12% of the net assets of the fund.

[13]	Scheduled interest and/or principal payment was not received.
[14]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[15]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $27,347,000, which represented .11% of the net assets of the fund.
[16]	Index-linked bond whose principal amount moves with a government price index.
[17]	Rate represents the seven-day yield at 6/30/2023.
[18]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[19]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[20]

The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[21]	Represents net activity. Refer to Note 5 for more information on securities lending.
[22]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[23]	Amount less than .01%.

Key to abbreviations
ADR = American Depositary Receipts
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association

Auth.= Authority
CAD= Canadian dollars
CLO= Collateralized Loan Obligations
CME= CME Group

142	American Funds Insurance Series

Asset Allocation Fund (continued)

CMO = Collateralized Mortgage Obligations
DAC= Designated Activity Company
Dept.= Department
Dev.= Development
EUR= Euros
EURIBOR= Euro Interbank Offered Rate
Fin.= Finance
Fncg.= Financing
G.O.= General Obligation

LIBOR= London Interbank Offered Rate
PIK= Payment In Kind
Ref.= Refunding
REIT= Real Estate Investment Trust
Rev.= Revenue
SOFR= Secured Overnight Financing Rate
TBA= To be announced
USD= U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	143

American Funds Global Balanced Fund

Investment portfolio June 30, 2023	unaudited

Common stocks 61.58%		Shares	Value (000)
Health care 9.93%	Abbott Laboratories	54,400	$5,931
	Sanofi	48,931	5,245
	Siemens Healthineers AG	49,030	2,775
	AstraZeneca PLC	16,439	2,355
	GE HealthCare Technologies, Inc.	27,640	2,245
	Takeda Pharmaceutical Company, Ltd.	65,700	2,065
	UnitedHealth Group, Inc.	4,294	2,064
	Gilead Sciences, Inc.	20,691	1,595
	Medtronic PLC	17,319	1,526
	Merck KGaA	7,787	1,287
	Novo Nordisk AS, Class B	7,676	1,240
	Eurofins Scientific SE, non-registered shares	18,613	1,182
	Stryker Corp.	3,820	1,165
	Novartis AG	8,847	893
	AbbVie, Inc.	6,161	830
	Amgen, Inc.	3,155	700
	Bayer AG	10,940	605
	Molina Healthcare, Inc.[1]	2,000	602
	Danaher Corp.	2,436	585
	BioMarin Pharmaceutical, Inc.[1]	6,363	551
	Thermo Fisher Scientific, Inc.	1,031	538
	Eli Lilly and Company	1,133	531
	Humana, Inc.	1,120	501
	Vertex Pharmaceuticals, Inc.[1]	800	281
	CVS Health Corp.	3,857	267
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	5,200	215
	Revvity, Inc.	1,556	185

			37,959

Information technology 9.75%	Broadcom, Inc.	14,837	12,870
	Microsoft Corp.	30,861	10,509
	SK hynix, Inc.	21,732	1,916
	Taiwan Semiconductor Manufacturing Company, Ltd.	93,000	1,733
	GlobalWafers Co., Ltd.	105,000	1,685
	ServiceNow, Inc.[1]	2,848	1,600
	Marvell Technology, Inc.	26,177	1,565
	Texas Instruments, Inc.	7,589	1,366
	Cognizant Technology Solutions Corp., Class A	19,270	1,258
	Accenture PLC, Class A	3,725	1,149
	Intel Corp.	28,608	957
	Arista Networks, Inc.[1]	2,207	358
	Infineon Technologies AG	7,580	313

			37,279

Financials 8.69%	B3 SA - Brasil, Bolsa, Balcao	1,552,555	4,737
	HDFC Bank, Ltd. (ADR)	29,869	2,082
	HDFC Bank, Ltd.	79,598	1,654
	ING Groep NV	234,995	3,173
	Zurich Insurance Group AG	5,919	2,812
	AIA Group, Ltd.	272,800	2,783
	DBS Group Holdings, Ltd.	73,900	1,728
	Kotak Mahindra Bank, Ltd.	74,045	1,667
	BlackRock, Inc.	2,234	1,544
	Citigroup, Inc.	29,096	1,340
	National Bank of Canada	11,357	846
	United Overseas Bank, Ltd.	38,800	804
	BNP Paribas SA	12,164	768
	JPMorgan Chase & Co.	5,190	755
	KBC Groep NV	10,792	755
	DNB Bank ASA	39,441	737

144	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Common stocks (continued)		Shares	Value (000)
Financials (continued)	Münchener Rückversicherungs-Gesellschaft AG	1,797	$674
	Bank Central Asia Tbk PT	1,068,300	659
	CME Group, Inc., Class A	3,446	639
	Banco Santander, SA	163,476	607
	Aegon NV	117,255	594
	Great-West Lifeco, Inc.	19,414	564
	Ping An Insurance (Group) Company of China, Ltd., Class H	63,000	404
	Ping An Insurance (Group) Company of China, Ltd., Class A	11,400	73
	FinecoBank SpA	30,555	412
	Fairfax Financial Holdings, Ltd., subordinate voting shares	506	379
	Lufax Holding, Ltd. (ADR)	15,700	22

			33,212

Industrials 8.43%	Raytheon Technologies Corp.	69,235	6,782
	General Electric Co.	36,174	3,974
	Thales SA	20,924	3,132
	BAE Systems PLC	248,800	2,936
	Carrier Global Corp.	53,245	2,647
	Siemens AG	12,631	2,102
	General Dynamics Corp.	8,045	1,731
	L3Harris Technologies, Inc.	8,583	1,680
	Honeywell International, Inc.	6,162	1,279
	CSX Corp.	36,109	1,231
	DHL Group	16,578	809
	Melrose Industries PLC	118,016	760
	Safran SA	4,570	718
	LIXIL Corp.	51,200	650
	Astra International Tbk PT	1,380,000	629
	Singapore Technologies Engineering, Ltd.	132,600	362
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	14,580	262
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	100	18
	Airbus SE, non-registered shares	1,805	261
	Trelleborg AB, Class B	10,352	251

			32,214

Consumer staples 5.49%	ITC, Ltd.	738,576	4,070
	Philip Morris International, Inc.	40,211	3,925
	Seven & i Holdings Co., Ltd.	63,200	2,733
	Nestlé SA	19,187	2,309
	Imperial Brands PLC	103,716	2,294
	British American Tobacco PLC	63,277	2,099
	Pernod Ricard SA	5,362	1,185
	Heineken NV	7,022	723
	Altria Group, Inc.	13,780	624
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	99,800	390
	Essity Aktiebolag, Class B	8,371	223
	Kweichow Moutai Co., Ltd., Class A	921	215
	Treasury Wine Estates, Ltd.	27,708	208

			20,998

Materials 4.76%	Freeport-McMoRan, Inc.	86,968	3,479
	Linde PLC	7,997	3,047
	Shin-Etsu Chemical Co., Ltd.	69,600	2,313
	Evonik Industries AG	106,024	2,015
	Fortescue Metals Group, Ltd.	119,786	1,784
	BHP Group, Ltd. (CDI)	59,147	1,757
	Rio Tinto PLC	15,450	982
	Vale SA (ADR), ordinary nominative shares	60,901	817
	Air Products and Chemicals, Inc.	2,229	668

American Funds Insurance Series	145

American Funds Global Balanced Fund (continued)

Common stocks (continued)		Shares	Value (000)
Materials (continued)	UPM-Kymmene OYJ	14,405	$429
	Air Liquide SA, non-registered shares	2,376	426
	Celanese Corp.	2,621	304
	International Flavors & Fragrances, Inc.	2,492	198

			18,219

Energy 3.95%	Canadian Natural Resources, Ltd. (CAD denominated)	122,544	6,890
	Neste OYJ	47,925	1,847
	Shell PLC (GBP denominated)	51,179	1,524
	Woodside Energy Group, Ltd.	47,068	1,090
	Woodside Energy Group, Ltd. (CDI)	10,942	253
	Chevron Corp.	7,748	1,219
	BP PLC	177,059	1,037
	Baker Hughes Co., Class A	16,864	533
	TC Energy Corp. (CAD denominated)	11,486	464
	Adaro Energy Indonesia Tbk PT	1,534,800	229

			15,086

Utilities 3.53%	DTE Energy Company	26,908	2,960
	Power Grid Corporation of India, Ltd.	672,082	2,091
	E.ON SE	149,488	1,905
	Duke Energy Corp.	15,732	1,412
	SembCorp Industries, Ltd.	283,400	1,206
	Constellation Energy Corp.	12,743	1,167
	National Grid PLC	61,691	815
	ENN Energy Holdings, Ltd.	60,400	755
	Dominion Energy, Inc.	13,376	693
	NextEra Energy, Inc.	3,685	274
	Public Service Enterprise Group, Inc.	3,392	212

			13,490

Communication services 3.11%	Netflix, Inc.[1]	7,610	3,352
	Alphabet, Inc., Class A1	18,144	2,172
	Alphabet, Inc., Class C1	7,735	936
	Singapore Telecommunications, Ltd.	744,000	1,378
	Meta Platforms, Inc., Class A1	4,605	1,322
	BCE, Inc.	21,072	961
	Omnicom Group, Inc.	10,103	961
	Comcast Corp., Class A	19,737	820

			11,902

Consumer discretionary 2.67%	LVMH Moët Hennessy-Louis Vuitton SE	2,473	2,334
	Ferrari NV	3,735	1,215
	Ferrari NV (EUR denominated)	1,247	408
	Cie. Financière Richemont SA, Class A	8,087	1,372
	Royal Caribbean Cruises, Ltd.[1]	7,737	803
	InterContinental Hotels Group PLC	11,581	800
	Amazon.com, Inc.[1]	4,577	597
	Starbucks Corp.	5,767	571
	Restaurant Brands International, Inc.	6,596	511
	General Motors Company	10,806	417
	adidas AG	1,770	343
	Zhongsheng Group Holdings, Ltd.	85,000	326
	Airbnb, Inc., Class A1	2,525	323
	Dowlais Group PLC[1]	122,051	197

			10,217

146	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Common stocks (continued)		Shares	Value (000)
Real estate 1.27%	Equinix, Inc. REIT	1,925	$1,509
	CTP NV	98,971	1,285
	Embassy Office Parks REIT	329,879	1,170
	Sun Hung Kai Properties, Ltd.	45,000	568
	Crown Castle, Inc. REIT	2,866	327

			4,859

	Total common stocks (cost: $192,266,000)		235,435

Preferred securities 0.41%
Financials 0.24%	Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	212,295	499
	Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]	180,862	416

			915

Consumer discretionary 0.17%	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	5,305	658

	Total preferred securities (cost: $1,889,000)		1,573

Convertible stocks 0.32%
Utilities 0.32%	NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[2]	27,300	1,237

	Total convertible stocks (cost: $1,321,000)		1,237

Investment funds 1.39%
	Capital Group Central Corporate Bond Fund[3]	641,083	5,308

	Total investment funds (cost: $5,151,000)		5,308

Bonds, notes & other debt instruments 30.45%		Principal amount (000)

Bonds & notes of governments & government agencies outside the U.S. 15.25%
	Abu Dhabi (Emirate of) 0.75% 9/2/2023[4]	USD275	273
	Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	80
	Asian Development Bank 1.125% 6/10/2025	GBP100	116
	Australia (Commonwealth of), Series 152, 2.75% 11/21/2028	AUD310	195
	Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	1,055	584
	Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	150	79
	Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	2,020	1,229
	Austria (Republic of) 0% 2/20/2031	EUR660	575
	Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	270	293
	Brazil (Federative Republic of) 0% 10/1/2023	BRL5,925	1,198
	Brazil (Federative Republic of) 0% 1/1/2024	9,254	1,820
	Brazil (Federative Republic of) 10.00% 1/1/2025	900	186
	Brazil (Federative Republic of) 10.00% 1/1/2033	280	56
	Brazil (Federative Republic of) 6.00% 8/15/2040[5]	206	46
	Brazil (Federative Republic of) 6.00% 8/15/2050[5]	2,142	480
	Brazilian Government International Bond 6.00% 8/15/2060[5]	206	47
	Bulgaria (Republic of) 4.50% 1/27/2033	EUR120	130
	Canada 0.75% 10/1/2024	CAD1,125	808
	Canada 2.25% 6/1/2025	1,400	1,014
	Canada 0.25% 3/1/2026	246	167
	Canada 3.50% 3/1/2028	1,009	756
	Chile (Republic of) 5.80% 6/1/2024	CLP190,000	234

American Funds Insurance Series	147

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)
Chile (Republic of) 4.70% 9/1/2030	CLP150,000	$181
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	CNY9,650	1,341
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	12,290	1,721
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	5,890	917
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	3,960	553
China Development Bank Corp., Series 2008, 2.89% 6/22/2025	3,240	451
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	150
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,215
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	308
Colombia (Republic of), Series B, 5.75% 11/3/2027	COP2,331,300	481
Colombia (Republic of), Series B, 7.00% 3/26/2031	4,543,300	919
Colombia (Republic of), Series B, 13.25% 2/9/2033	1,202,000	338
European Investment Bank 0.375% 9/15/2027	EUR110	107
European Investment Bank 0.25% 1/20/2032	860	744
European Union 0% 7/6/2026	100	99
European Union 0.25% 10/22/2026	50	50
French Republic O.A.T. 0.75% 2/25/2028	640	633
French Republic O.A.T. 0% 11/25/2030	1,320	1,171
French Republic O.A.T. 0% 5/25/2032	650	551
French Republic O.A.T. 2.00% 11/25/2032	610	617
French Republic O.A.T. 3.25% 5/25/2045	160	175
Germany (Federal Republic of) 2.50% 3/13/2025	845	911
Germany (Federal Republic of) 0% 4/16/2027	950	937
Germany (Federal Republic of) 0% 8/15/2031	1,110	1,002
Germany (Federal Republic of) 0% 2/15/2032	540	482
Germany (Federal Republic of) 1.70% 8/15/2032	674	696
Germany (Federal Republic of) 1.00% 5/15/2038	280	249
Germany (Federal Republic of) 0% 8/15/2050	130	76
Germany (Federal Republic of) 0% 8/15/2052	20	11
Greece (Hellenic Republic of) 3.45% 4/2/2024	110	120
Greece (Hellenic Republic of) 3.375% 2/15/2025	50	55
Greece (Hellenic Republic of) 3.875% 6/15/2028	640	711
Greece (Hellenic Republic of) 1.50% 6/18/2030	190	180
Greece (Hellenic Republic of) 1.75% 6/18/2032	790	740
Greece (Hellenic Republic of) 4.25% 6/15/2033	535	612
Greece (Hellenic Republic of) 1.875% 1/24/2052	636	442
India (Republic of) 5.22% 6/15/2025	INR12,720	150
India (Republic of) 5.15% 11/9/2025	8,000	94
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR1,165,000	78
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	1,767,000	120
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	1,201,000	92
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	3,301,000	243
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	1,201,000	83
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	1,253,000	84
Ireland (Republic of) 3.00% 10/18/2043	EUR150	161
Israel (State of) 2.875% 1/29/2024	200	217
Israel (State of) 1.50% 1/18/2027	100	101
Israel (State of) 4.50% 1/17/2033	USD200	197
Italy (Republic of) 1.35% 4/1/2030	EUR550	514
Italy (Republic of) 4.40% 5/1/2033	1,030	1,163
Japan, Series 17, 0.10% 9/10/2023[5]	JPY11,040	77
Japan, Series 18, 0.10% 3/10/2024[5]	21,940	155
Japan, Series 19, 0.10% 9/10/2024[5]	32,040	228
Japan, Series 150, 0.005% 12/20/2026	84,950	590
Japan, Series 22, 0.10% 3/10/2027[5]	26,797	197
Japan, Series 346, 0.10% 3/20/2027	134,150	935
Japan, Series 363, 0.10% 6/20/2031	56,000	383
Japan, Series 365, 0.10% 12/20/2031	317,600	2,164
Japan, Series 145, 1.70% 6/20/2033	59,800	466
Japan, Series 152, 1.20% 3/20/2035	264,400	1,967
Japan, Series 179, 0.50% 12/20/2041	71,600	459

148	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)
Japan, Series 42, 1.70% 3/20/2044	JPY50,150	$391
Japan, Series 37, 0.60% 6/20/2050	26,950	160
Japan, Series 74, 1.00% 3/20/2052	178,400	1,163
Japan, Series 76, 1.40% 9/20/2052	80,350	578
KfW 1.125% 7/4/2025	GBP95	110
Malaysia (Federation of), Series 0119, 3.906% 7/15/2026	MYR1,380	299
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	620	134
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	270	55
Morocco (Kingdom of) 3.50% 6/19/2024	EUR100	108
Morocco (Kingdom of) 1.50% 11/27/2031	100	81
Netherlands (Kingdom of the) 5.50% 1/15/2028	100	121
Nova Scotia (Province of) 3.15% 12/1/2051	CAD170	108
Peru (Republic of) 2.392% 1/23/2026	USD90	84
Peru (Republic of) 6.15% 8/12/2032	PEN925	244
Philippines (Republic of) 0.001% 4/12/2024	JPY100,000	690
Philippines (Republic of) 0.25% 4/28/2025	EUR100	102
Philippines (Republic of) 1.648% 6/10/2031	USD200	158
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	86
Portuguese Republic 0.475% 10/18/2030	EUR230	210
Portuguese Republic 3.50% 6/18/2038	230	251
Romania 2.125% 3/7/2028	130	124
Romania 2.00% 4/14/2033	200	155
Romania 3.375% 2/8/2038	80	63
Romania 4.625% 4/3/2049	39	33
Romania 3.375% 1/28/2050	73	50
Russian Federation 4.25% 6/23/2027[6]	USD200	82
Russian Federation 4.375% 3/21/2029[6]	200	84
Russian Federation 6.90% 5/23/2029[6,7]	RUB28,250	19
Russian Federation 5.90% 3/12/2031[6]	5,620	21
Russian Federation 7.70% 3/23/2033[6]	23,030	86
Russian Federation 7.25% 5/10/2034[6]	8,140	31
Serbia (Republic of) 3.125% 5/15/2027	EUR385	378
Serbia (Republic of) 2.05% 9/23/2036	185	124
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR3,000	141
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	4,234	184
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	251
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	1,459,910	1,156
Spain (Kingdom of) 0% 1/31/2027	EUR335	325
Spain (Kingdom of) 0.80% 7/30/2027	490	485
Spain (Kingdom of) 0.50% 10/31/2031	165	144
Spain (Kingdom of) 3.15% 4/30/2033	317	339
Spain (Kingdom of) 3.55% 10/31/2033	70	77
Tunisia (Republic of) 6.75% 10/31/2023	260	264
Ukraine 6.876% 5/21/2031[4,6]	USD250	58
Ukraine 6.876% 5/21/2031[6]	200	46
United Kingdom 2.75% 9/7/2024	GBP50	62
United Kingdom 1.25% 7/22/2027	410	452
United Kingdom 0.375% 10/22/2030	490	467
United Kingdom 0.25% 7/31/2031	160	147
United Kingdom 1.00% 1/31/2032	920	889
United Kingdom 4.25% 6/7/2032	1,165	1,472
United Kingdom 3.25% 1/22/2044	174	184
United Kingdom 1.25% 7/31/2051	413	260
United Mexican States, Series M, 5.75% 3/5/2026	MXN12,150	650
United Mexican States, Series M, 7.50% 6/3/2027	7,285	405
United Mexican States, Series M, 7.75% 5/29/2031	5,000	276
United Mexican States, Series M, 7.50% 5/26/2033	3,500	188

American Funds Insurance Series	149

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)
	United Mexican States, Series M, 7.75% 11/23/2034	MXN6,500	$355
	United Mexican States, Series M, 8.00% 11/7/2047	5,120	274
	United Mexican States, Series M, 8.00% 7/31/2053	21,380	1,134

			58,298

Corporate bonds, notes & loans 5.56%
Financials 1.92%	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[8]	EUR200	173
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[4,8]	USD200	203
	Banco de Sabadell, SA 2.625% 3/24/2026 (5-year EUR Mid-Swap + 2.20% on 3/24/2025)[8]	EUR100	104
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[8]	200	214
	Bank of America Corp. 0.976% 4/22/2025 (USD-SOFR + 0.69% on 4/22/2024)[8]	USD200	192
	Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[8]	500	458
	Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[8]	160	143
	Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[8]	236	217
	Bank of America Corp. 2.496% 2/13/2031 (3-month USD CME Term SOFR + 1.252% on 2/13/2030)[8]	20	17
	Barclays PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[8]	475	463
	BPCE 5.70% 10/22/2023[4]	200	199
	BPCE 4.50% 1/13/2033	EUR100	110
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[4,8]	USD200	200
	Chubb INA Holdings, Inc. 3.35% 5/3/2026	10	10
	Chubb INA Holdings, Inc. 4.35% 11/3/2045	20	18
	Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[8]	103	99
	Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[8]	175	167
	Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[8]	110	101
	Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[8]	29	28
	Commonwealth Bank of Australia 2.688% 3/11/2031[4]	225	177
	Corebridge Financial, Inc. 3.90% 4/5/2032	59	51
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[8]	160	138
	Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[8]	EUR200	173
	Deutsche Bank AG 4.00% 6/24/2032 (3-month EUR-EURIBOR + 3.30% on 6/24/2027)[8]	100	96
	Goldman Sachs Group, Inc. 1.00% 3/18/2033[9]	210	171
	Goldman Sachs Group, Inc. 4.017% 10/31/2038 (3-month USD CME Term SOFR + 1.635% on 10/31/2037)[8]	USD78	66
	HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[8]	200	192
	ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[8]	EUR100	115
	JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[8]	USD186	167
	JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[8]	160	154
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[8]	425	429
	Mastercard, Inc. 2.00% 11/18/2031	102	84
	Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[8]	200	178
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[8]	126	113
	Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[8]	72	61
	Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)[8]	EUR280	276
	NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[8]	175	152
	New York Life Insurance Company 3.75% 5/15/2050[4]	USD23	18
	Nordea Bank ABP 3.60% 6/6/2025[4]	200	192
	Royal Bank of Canada 1.20% 4/27/2026	175	156
	UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[4,8]	450	440

150	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Financials (continued)	Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[8]	USD210	$196
	Wells Fargo & Company 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[8]	400	357
	Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[8]	100	88

			7,356

Utilities 0.81%	Alabama Power Co. 3.00% 3/15/2052	250	169
	CMS Energy Corp. 3.00% 5/15/2026	80	75
	Consumers Energy Co. 3.60% 8/15/2032	250	226
	Duke Energy Progress, LLC 3.70% 9/1/2028	75	71
	E.ON SE 1.625% 3/29/2031	EUR240	227
	Edison International 4.125% 3/15/2028	USD160	149
	Electricité de France SA 6.25% 5/23/2033[4]	200	203
	Enel Américas SA 4.00% 10/25/2026	35	34
	Enel Finance International NV 1.875% 7/12/2028[4]	200	168
	Entergy Louisiana, LLC 4.75% 9/15/2052	100	92
	Exelon Corp. 3.40% 4/15/2026	150	143
	Interstate Power and Light Co. 2.30% 6/1/2030	50	42
	NextEra Energy Capital Holdings, Inc. 2.75% 11/1/2029	232	201
	Niagara Mohawk Power Corp. 3.508% 10/1/2024[4]	85	82
	Pacific Gas and Electric Co. 2.95% 3/1/2026	25	23
	Pacific Gas and Electric Co. 2.10% 8/1/2027	100	85
	Pacific Gas and Electric Co. 3.00% 6/15/2028	140	121
	Pacific Gas and Electric Co. 4.65% 8/1/2028	114	106
	Pacific Gas and Electric Co. 4.55% 7/1/2030	31	28
	Pacific Gas and Electric Co. 2.50% 2/1/2031	600	470
	Pacific Gas and Electric Co. 3.25% 6/1/2031	50	41
	Pacific Gas and Electric Co. 3.50% 8/1/2050	137	87
	The Cleveland Electric Illuminating Co. 3.50% 4/1/2028[4]	35	32
	Xcel Energy, Inc. 3.35% 12/1/2026	216	203

			3,078

Health care 0.58%	Amgen, Inc. 1.90% 2/21/2025	40	38
	Amgen, Inc. 2.20% 2/21/2027	30	27
	Amgen, Inc. 4.20% 3/1/2033	280	262
	Amgen, Inc. 5.25% 3/2/2033	183	183
	Amgen, Inc. 5.65% 3/2/2053	171	173
	AstraZeneca Finance, LLC 2.25% 5/28/2031	69	58
	AstraZeneca PLC 3.50% 8/17/2023	150	150
	Becton, Dickinson and Company 3.734% 12/15/2024	10	10
	Becton, Dickinson and Company 3.70% 6/6/2027	43	41
	Becton, Dickinson and Company 4.298% 8/22/2032	320	304
	EMD Finance, LLC 3.25% 3/19/2025[4]	250	240
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	197	196
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	22
	Stryker Corp. 0.75% 3/1/2029	EUR210	194
	Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	100	103
	The Cigna Group 4.125% 11/15/2025	USD80	78
	UnitedHealth Group, Inc. 4.00% 5/15/2029	135	129

			2,208

Communication services 0.55%	América Móvil, SAB de CV 9.50% 1/27/2031	MXN6,640	384
	AT&T, Inc. 2.75% 6/1/2031	USD375	317
	AT&T, Inc. 2.55% 12/1/2033	64	50
	AT&T, Inc. 4.30% 11/18/2034	EUR100	109
	Comcast Corp. 0% 9/14/2026	100	96
	Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	57
	Netflix, Inc. 3.875% 11/15/2029[9]	EUR200	213

American Funds Insurance Series	151

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Communication services (continued)	Orange 9.00% 3/1/2031[8]	USD65	$80
	T-Mobile USA, Inc. 2.05% 2/15/2028	200	174
	Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	126
	Verizon Communications, Inc. 2.55% 3/21/2031	USD325	271
	Verizon Communications, Inc. 0.75% 3/22/2032	EUR100	84
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	USD168	142

			2,103

Consumer discretionary 0.45%	Amazon.com, Inc. 2.80% 8/22/2024	45	44
	BMW US Capital, LLC 3.90% 4/9/2025[4]	70	68
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[4]	150	142
	General Motors Financial Co., Inc. 2.40% 4/10/2028	150	129
	Hyundai Capital America 1.50% 6/15/2026[4]	250	222
	Hyundai Capital America 2.375% 10/15/2027[4]	109	95
	Hyundai Capital America 5.60% 3/30/2028[4]	150	149
	Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[4]	159	169
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[4]	185	173
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[4]	70	74
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[4]	59	63
	Stellantis Finance US, Inc. 5.625% 1/12/2028[4]	200	202
	Stellantis Finance US, Inc. 2.691% 9/15/2031[4]	200	160
	Toyota Motor Credit Corp. 3.375% 4/1/2030	33	30

			1,720

Energy 0.40%	Canadian Natural Resources, Ltd. 2.95% 7/15/2030	161	138
	Ecopetrol SA 6.875% 4/29/2030	160	146
	Equinor ASA 3.70% 3/1/2024	50	49
	Halliburton Co. 3.80% 11/15/2025	2	2
	Kinder Morgan, Inc. 4.30% 6/1/2025	165	161
	Petroleos Mexicanos 7.19% 9/12/2024	MXN5,236	284
	Petroleos Mexicanos 6.875% 8/4/2026	USD465	435
	Qatar Energy 3.125% 7/12/2041[4]	270	207
	TransCanada Trust 5.875% 8/15/2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[8]	110	104

			1,526

Information technology 0.35%	Apple, Inc. 3.35% 8/8/2032	580	541
	Broadcom, Inc. 4.00% 4/15/2029[4]	21	19
	Broadcom, Inc. 4.15% 11/15/2030	70	64
	Broadcom, Inc. 3.419% 4/15/2033[4]	53	44
	Broadcom, Inc. 3.137% 11/15/2035[4]	15	12
	Lenovo Group, Ltd. 5.875% 4/24/2025	269	268
	Microsoft Corp. 2.40% 8/8/2026	187	176
	Oracle Corp. 2.65% 7/15/2026	216	200

			1,324

Consumer staples 0.20%	Altria Group, Inc. 2.20% 6/15/2027	EUR270	274
	Anheuser-Busch InBev Worldwide, Inc. 4.00% 4/13/2028	USD100	97
	BAT Capital Corp. 3.215% 9/6/2026	62	57
	BAT Capital Corp. 4.70% 4/2/2027	67	65
	BAT Capital Corp. 3.557% 8/15/2027	105	96
	BAT Capital Corp. 3.462% 9/6/2029	75	65
	Philip Morris International, Inc. 5.75% 11/17/2032	110	113

			767

152	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Industrials 0.16%	Canadian Pacific Railway Co. 3.10% 12/2/2051	USD164	$117
	Carrier Global Corp. 2.242% 2/15/2025	6	6
	Carrier Global Corp. 2.493% 2/15/2027	7	6
	CSX Corp. 3.80% 4/15/2050	6	5
	CSX Corp. 2.50% 5/15/2051	75	48
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[4]	92	89
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[4]	200	187
	Raytheon Technologies Corp. 4.125% 11/16/2028	170	164

			622

Real estate 0.11%	American Tower Corp. 0.875% 5/21/2029	EUR130	116
	Equinix, Inc. 2.15% 7/15/2030	USD176	142
	Essex Portfolio, LP 3.50% 4/1/2025	120	115
	Essex Portfolio, LP 3.375% 4/15/2026	40	38

			411

Materials 0.03%	Celanese US Holdings, LLC 6.379% 7/15/2032	50	50
	Vale Overseas, Ltd. 3.75% 7/8/2030	94	83

			133

	Total corporate bonds, notes & loans		21,248

U.S. Treasury bonds & notes 4.78%
U.S. Treasury 4.31%	U.S. Treasury 1.50% 2/29/2024	627	612
	U.S. Treasury 2.50% 4/30/2024	890	869
	U.S. Treasury 3.25% 8/31/2024	641	626
	U.S. Treasury 4.25% 9/30/2024	1,196	1,180
	U.S. Treasury 1.75% 3/15/2025	98	93
	U.S. Treasury 3.00% 7/15/2025	966	931
	U.S. Treasury 3.125% 8/15/2025	18	17
	U.S. Treasury 4.50% 11/15/2025	178	177
	U.S. Treasury 0.375% 11/30/2025	50	45
	U.S. Treasury 3.75% 4/15/2026	76	74
	U.S. Treasury 2.25% 2/15/2027	278	258
	U.S. Treasury 1.875% 2/28/2027	4,896	4,488
	U.S. Treasury 2.75% 4/30/2027	450	425
	U.S. Treasury 2.75% 7/31/2027	46	43
	U.S. Treasury 4.125% 9/30/2027	268	267
	U.S. Treasury 4.125% 10/31/2027	357	355
	U.S. Treasury 3.625% 5/31/2028	525	514
	U.S. Treasury 0.625% 8/15/2030	130	104
	U.S. Treasury 1.375% 11/15/2031	780	642
	U.S. Treasury 1.875% 2/15/2032	343	294
	U.S. Treasury 2.875% 5/15/2032	300	278
	U.S. Treasury 2.75% 8/15/2032	203	186
	U.S. Treasury 3.50% 2/15/2033	100	97
	U.S. Treasury 3.375% 5/15/2033	215	208
	U.S. Treasury 1.875% 2/15/2041[10]	920	668
	U.S. Treasury 2.25% 5/15/2041	525	404
	U.S. Treasury 4.00% 11/15/2042	305	303
	U.S. Treasury 3.875% 5/15/2043	175	171
	U.S. Treasury 2.875% 11/15/2046	400	330
	U.S. Treasury 1.25% 5/15/2050	630	354
	U.S. Treasury 2.375% 5/15/2051[10]	490	364
	U.S. Treasury 2.00% 8/15/2051[10]	560	381

American Funds Insurance Series	153

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)	U.S. Treasury 1.875% 11/15/2051[10]	USD686	$452
	U.S. Treasury 2.25% 2/15/2052	180	130
	U.S. Treasury 3.625% 2/15/2053	134	129

			16,469

U.S. Treasury inflation-protected securities 0.47%	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[5]	786	763
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[5]	527	508
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[5]	349	328
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[5]	253	218

			1,817

	Total U.S. Treasury bonds & notes		18,286

Mortgage-backed obligations 4.30%
Federal agency mortgage-backed obligations 3.80%	Fannie Mae Pool #MA5071 5.00% 7/1/2053[11]	28	28
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[11]	778	667
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[11]	490	480
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[11]	17	17
	Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[11]	580	551
	Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[11]	314	268
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[11]	113	96
	Uniform Mortgage-Backed Security 2.00% 7/1/2053[11,12]	800	653
	Uniform Mortgage-Backed Security 2.50% 7/1/2053[11,12]	1,374	1,165
	Uniform Mortgage-Backed Security 3.50% 7/1/2053[11,12]	2,210	2,014
	Uniform Mortgage-Backed Security 4.00% 7/1/2053[11,12]	1,049	985
	Uniform Mortgage-Backed Security 4.50% 7/1/2053[11,12]	2,525	2,428
	Uniform Mortgage-Backed Security 5.00% 7/1/2053[11,12]	2,391	2,343
	Uniform Mortgage-Backed Security 6.00% 7/1/2053[11,12]	1,700	1,715
	Uniform Mortgage-Backed Security 2.50% 8/1/2053[11,12]	1,300	1,104

			14,514

Other mortgage-backed securities 0.25%	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037[11]	DKK485	62
	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[11]	1,244	154
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[11]	5,700	630
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050[11]	483	48
	Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[11]	579	61
	Realkredit Danmark AS 1.00% 10/1/2053[11]	191	20

			975

Commercial mortgage-backed securities 0.13%	BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.893% 9/15/2036[4,11,13]	USD150	145
	BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.092% 10/15/2036[4,11,13]	110	107
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[4,11,13]	135	135
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[4,11,13]	100	102

			489

154	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) 0.12%	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.367% 5/25/2043[4,11,13]	USD215	$216
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.967% 6/25/2043[4,11,13]	127	127
	Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[4,11]	108	106

			449

	Total mortgage-backed obligations		16,427

Asset-backed obligations 0.46%
	American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[4,11]	26	25
	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 6.216% 12/18/2025[11,13]	115	116
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[4,11]	125	122
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[4,11]	148	148
	CarMax Auto Owner Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.77%) 5.837% 9/15/2025[11,13]	78	78
	Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.667% 2/15/2025[11,13]	55	55
	GM Financial Automobile Leasing Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.71%) 5.776% 10/21/2024[11,13]	63	63
	GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.667% 9/16/2025[11,13]	80	80
	Hyundai Auto Receivables Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.58%) 5.647% 5/15/2025[11,13]	79	79
	Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 8/15/2024[11]	152	151
	Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.68%) 5.747% 8/15/2024[11,13]	145	145
	Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[4,11]	67	67
	Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 7/15/2025[11]	39	39
	Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.637% 8/15/2025[11,13]	31	31
	Verizon Master Trust, Series 2022-3, Class A, 3.01% 5/20/2027 (3.76% on 11/20/2023)[8,11]	250	247
	Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 10/21/2024[11]	92	91
	Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[4,11]	93	92
	Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[4,11]	113	113
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[4,11]	19	19

			1,761

Federal agency bonds & notes 0.07%
	Korea Development Bank 4.375% 2/15/2033	270	263

Municipals 0.03%
Ohio 0.02%	Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	100	73

Texas 0.01%	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	80	59

	Total municipals		132

	Total bonds, notes & other debt instruments (cost: $125,939,000)		116,415

American Funds Insurance Series	155

American Funds Global Balanced Fund (continued)

Short-term securities 8.80%		Shares	Value (000)

Money market investments 8.21%

Capital Group Central Cash Fund 5.15%[3,14]		314,104	$31,413

Weighted average yield at acquisition		Principal amount (000)

Bills & notes of governments & government agencies outside the U.S. 0.42%
Japan Treasury 2/20/2024	(0.103)%	JPY230,900	1,602

		Shares

Money market investments purchased with collateral from securities on loan 0.17%
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[14,15]		320,400	321
Invesco Short-Term Investments Trust - Government & Agency Portfolio, Institutional Class 5.05%[14,15]		320,399	320

			641

Total short-term securities (cost: $33,772,000)			33,656

Total investment securities 102.95% (cost: $360,338,000)			393,624
Other assets less liabilities (2.95)%			(11,270)

Net assets 100.00%			$382,354

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	38	September 2023	USD7,727	$(50)
5 Year Euro-Bobl Futures	Long	19	September 2023	2,399	(37)
5 Year U.S. Treasury Note Futures	Long	76	September 2023	8,139	(129)
10 Year Italy Government Bond Futures	Long	6	September 2023	760	(3)
10 Year Euro-Bund Futures	Short	7	September 2023	(1,022)	9
10 Year Japanese Government Bond Futures	Short	6	September 2023	(6,177)	(23)
10 Year Australian Treasury Bond Futures	Long	4	September 2023	310	(1)
10 Year U.S. Treasury Note Futures	Short	17	September 2023	(1,908)	28
10 Year Ultra U.S. Treasury Note Futures	Short	33	September 2023	(3,908)	37
10 Year UK Gilt Futures	Long	4	September 2023	484	(1)
20 Year U.S. Treasury Bond Futures	Long	23	September 2023	2,919	(3)
30 Year Euro-Buxl Futures	Long	1	September 2023	152	2
30 Year Ultra U.S. Treasury Bond Futures	Short	5	September 2023	(681)	– [16]

					$(171)

156	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Forward currency contracts

						Unrealized
						appreciation
Contract amount						(depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2023 (000)

GBP	140	USD	176	Bank of New York Mellon	7/3/2023	$ 1
ZAR	6,000	USD	318	UBS AG	7/3/2023	– [16]
USD	174	GBP	140	Goldman Sachs	7/3/2023	(3)
USD	308	ZAR	6,000	UBS AG	7/3/2023	(11)
USD	2,906	JPY	400,500	Standard Chartered Bank	7/7/2023	128
EUR	810	USD	872	Morgan Stanley	7/7/2023	12
EUR	1,000	USD	1,081	Standard Chartered Bank	7/7/2023	10
USD	240	EUR	220	Standard Chartered Bank	7/7/2023	(1)
AUD	750	USD	516	Standard Chartered Bank	7/7/2023	(16)
AUD	1,050	USD	723	Bank of America	7/7/2023	(23)
USD	1,174	AUD	1,800	HSBC Bank	7/7/2023	(25)
EUR	1,230	USD	1,323	Morgan Stanley	7/10/2023	19
MXN	14,500	USD	844	Bank of America	7/10/2023	2
EUR	100	USD	110	Bank of America	7/10/2023	– [16]
AUD	45	USD	31	Standard Chartered Bank	7/10/2023	(1)
USD	626	AUD	950	JPMorgan Chase	7/10/2023	(7)
JPY	57,410	USD	414	Morgan Stanley	7/10/2023	(16)
USD	824	MXN	14,500	Morgan Stanley	7/10/2023	(21)
GBP	180	USD	223	Morgan Stanley	7/11/2023	5
USD	239	CAD	320	Citibank	7/11/2023	(3)
CAD	1,270	USD	951	Bank of America	7/12/2023	8
USD	97	CAD	130	Morgan Stanley	7/12/2023	(1)
USD	505	MXN	8,853	Morgan Stanley	7/12/2023	(11)
THB	38,000	USD	1,099	Citibank	7/14/2023	(22)
PLN	3,110	USD	748	HSBC Bank	7/17/2023	17
USD	497	KRW	637,850	HSBC Bank	7/17/2023	12
EUR	600	USD	651	BNP Paribas	7/17/2023	4
BRL	700	USD	145	Goldman Sachs	7/17/2023	1
USD	15	CNH	110	Citibank	7/17/2023	– [16]
COP	922,000	USD	219	BNP Paribas	7/17/2023	– [16]
USD	167	COP	700,000	BNP Paribas	7/17/2023	– [16]
EUR	396	DKK	2,950	Bank of America	7/17/2023	– [16]
USD	197	NZD	320	Morgan Stanley	7/17/2023	– [16]
IDR	2,940,160	USD	197	JPMorgan Chase	7/17/2023	(1)
SEK	1,270	USD	118	BNP Paribas	7/17/2023	(1)
USD	548	COP	2,313,140	Morgan Stanley	7/17/2023	(3)
NZD	470	USD	293	JPMorgan Chase	7/17/2023	(4)
USD	487	BRL	2,395	Citibank	7/17/2023	(12)
CNH	12,060	USD	1,690	Citibank	7/17/2023	(29)
JPY	664,730	USD	4,788	Morgan Stanley	7/18/2023	(167)
EUR	170	USD	185	Standard Chartered Bank	7/20/2023	1
EUR	605	USD	666	Goldman Sachs	7/20/2023	(5)
THB	26,000	USD	740	Morgan Stanley	7/24/2023	(3)
EUR	1,895	USD	2,080	Morgan Stanley	7/24/2023	(9)
USD	578	CAD	760	Bank of America	7/25/2023	4
USD	187	MXN	3,200	Bank of America	7/25/2023	1
MXN	4,800	USD	280	HSBC Bank	7/25/2023	(1)
USD	748	MXN	12,910	Morgan Stanley	7/25/2023	(2)
JPY	139,869	USD	986	Bank of America	7/25/2023	(13)
CNH	9,100	USD	1,264	Barclays Bank PLC	7/27/2023	(10)
USD	318	ZAR	6,000	UBS AG	7/28/2023	– [16]
USD	176	GBP	140	Bank of New York Mellon	7/28/2023	(1)
USD	58	BRL	280	Citibank	8/4/2023	– [16]
USD	590	BRL	2,860	JPMorgan Chase	10/2/2023	3
USD	334	BRL	1,619	Citibank	10/2/2023	2
USD	436	BRL	2,280	Citibank	1/2/2024	(27)

American Funds Insurance Series	157

American Funds Global Balanced Fund (continued)

Forward currency contracts (continued)

						Unrealized
						appreciation
Contract amount						(depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2023 (000)
USD	953	BRL	5,254	Citibank	1/2/2024	$(114)
USD	1,823	JPY	230,900	HSBC Bank	2/16/2024	161
JPY	230,900	USD	1,808	HSBC Bank	2/16/2024	(145)
USD	1,809	JPY	230,900	HSBC Bank	2/20/2024	146

						$(171)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

								Unrealized
							Upfront	(depreciation)
Receive		Pay			Notional	Value at	premium	appreciation
	Payment		Payment	Expiration	amount	6/30/2023	paid	at 6/30/2023
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD375	$ (1)	$–	$ (1)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	3,197	(12)	–	(12)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	1,178	(5)	–	(5)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	2,945	(13)	–	(13)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	486	(2)	–	(2)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	486	(2)	–	(2)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	533	(3)	–	(3)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	1,001	(6)	–	(6)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	1,000	(6)	–	(6)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	1,019	(6)	–	(6)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	1,023	(7)	–	(7)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	904	(7)	–	(7)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	1,031	(8)	–	(8)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	1,029	(8)	–	(8)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	1,029	(8)	–	(8)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	1,144	(9)	–	(9)
3.7697%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/6/2023	5,500	(23)	–	(23)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	1,463	(11)	–	(11)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	1,463	(11)	–	(11)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	123	(1)	–	(1)
3.79165%	Annual	SOFR	Annual	1/13/2026	USD6,240	(114)	–	(114)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN2,000	(7)	–	(7)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	2,600	(9)	–	(9)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	3,200	(11)	–	(11)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026	8,600	(31)	–	(31)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	8,900	(32)	–	(32)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	11,300	(41)	–	(41)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	2,500	(5)	–	(5)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	3,701	(7)	–	(7)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	6,100	(12)	–	(12)
7.64%	28-day	28-day MXN-TIIE	28-day	10/29/2026	6,000	(12)	–	(12)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	7,639	(16)	–	(16)
9.07%	28-day	28-day MXN-TIIE	28-day	4/28/2027	20,400	18	–	18
4.96048%	Annual	SONIA	Annual	6/21/2028	GBP850	(6)	–	(6)
4.98038%	Annual	SONIA	Annual	6/21/2028	1,715	(10)	–	(10)
SOFR	Annual	3.29015%	Annual	1/13/2030	USD2,870	75	–	75

158	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

									Unrealized
								Upfront	(depreciation)
Receive		Pay			Notional	Value at		premium	appreciation
	Payment		Payment	Expiration	amount	6/30/2023		paid	at 6/30/2023
Rate	frequency	Rate	frequency	date	(000)	(000)		(000)	(000)
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP460	$ 1		$–	$ 1
SONIA	Annual	4.36738%	Annual	6/21/2033	930	–	[16]	–	–	[16]

						$(368)		$–	$(368)

Credit default swaps

Centrally cleared credit default swaps on credit indices – buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 6/30/2023 (000)		Upfront premium received (000)		Unrealized depreciation at 6/30/2023 (000)

CDX.NA.HY.40	5.00%	Quarterly	6/20/2028	USD30		$—	[16]	$—	[16]	$—	[16]

Centrally cleared credit default swaps on credit indices – sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	[17]	Value at 6/30/2023 (000)	[18]	Upfront premium paid (000)		Unrealized appreciation at 6/30/2023 (000)

1.00%	Quarterly	CDX.NA.IG.40	6/20/2028	USD1,365		$20		$6		$14

American Funds Insurance Series	159

American Funds Global Balanced Fund (continued)

Investments in affiliates[3]

	Value of			Net	Net	Value of
	affiliates at			realized	unrealized	affiliates at	Dividend
	1/1/2023	Additions	Reductions	loss	appreciation	6/30/2023	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)

Investment funds 1.39%
Capital Group Central Corporate Bond Fund	$5,532	$102	$412	$(19)	$105	$5,308	$102

Short-term securities 8.21%
Money market investments 8.21%
Capital Group Central Cash Fund 5.15%[14]	3,928	66,804	39,323	— [16]	4	31,413	535

Total 9.60%				$(19)	$109	$36,721	$637

Restricted securities[9]
	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Netflix, Inc. 3.875% 11/15/2029	7/11/2022-7/12/2022	$192	$213	.06%
Goldman Sachs Group, Inc. 1.00% 3/18/2033	5/19/2021	252	171	.04

Total		$444	$384	.10%

[1]	Security did not produce income during the last 12 months.
[2]

All or a portion of this security was on loan. The total value of all such securities was $697,000, which represented ..18% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[3]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[4]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,084,000, which represented 1.59% of the net assets of the fund.

[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Value determined using significant unobservable inputs.
[8]	Step bond; coupon rate may change at a later date.
[9]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $384,000, which represented .10% of the net assets of the fund.

[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $593,000, which represented .16% of the net assets of the fund.
[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]	Purchased on a TBA basis.
[13]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[14]	Rate represents the seven-day yield at 6/30/2023.
[15]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[16]	Amount less than one thousand.
[17]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[18]

The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

160	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Key to abbreviations

ADR = American Depositary Receipts

Assn. = Association

AUD = Australian dollars

BBR = Bank Base Rate

BRL = Brazilian reais

CAD = Canadian dollars

CDI = CREST Depository Interest

CLP = Chilean pesos

CME = CME Group

CNH = Chinese yuan renminbi

CNY = Chinese yuan

COP = Colombian pesos

DKK = Danish kroner

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

FRA = Forward Rate Agreement

GBP = British pounds

IDR = Indonesian rupiah

INR = Indian rupees

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NZD = New Zealand dollars

PEN = Peruvian nuevos soles

PLN = Polish zloty

Ref. = Refunding

REIT = Real Estate Investment Trust

Rev. = Revenue

RUB = Russian rubles

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

SONIA = Sterling Overnight Interbank Average Rate

TBA = To be announced

THB = Thai baht

TIIE = Equilibrium Interbank Interest Rate

USD = U.S. dollars

ZAR = South African rand

Refer to the notes to financial statements.

American Funds Insurance Series	161

The Bond Fund of America
Investment portfolio June 30, 2023	unaudited

Bonds, notes & other debt instruments 95.51%		Principal amount (000)	Value (000)

Corporate bonds, notes & loans 33.90%
Financials 10.66%	AerCap Ireland Capital DAC 1.15% 10/29/2023	USD3,130	$3,080
	AerCap Ireland Capital DAC 1.65% 10/29/2024	5,996	5,637
	AerCap Ireland Capital DAC 6.50% 7/15/2025	1,798	1,808
	AerCap Ireland Capital DAC 1.75% 1/30/2026	2,841	2,552
	AerCap Ireland Capital DAC 2.45% 10/29/2026	10,289	9,198
	AerCap Ireland Capital DAC 5.75% 6/6/2028	4,065	4,036
	AerCap Ireland Capital DAC 3.00% 10/29/2028	9,124	7,896
	AerCap Ireland Capital DAC 3.30% 1/30/2032	9,395	7,691
	AerCap Ireland Capital DAC 3.40% 10/29/2033	5,120	4,118
	AerCap Ireland Capital DAC 3.85% 10/29/2041	1,254	954
	Ally Financial, Inc. 5.125% 9/30/2024	1,500	1,472
	Ally Financial, Inc. 8.00% 11/1/2031	6,872	7,103
	American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[1]	4,565	4,468
	American International Group, Inc. 5.125% 3/27/2033	2,224	2,174
	Aon Corp. 5.35% 2/28/2033	1,630	1,643
	Arthur J. Gallagher & Co. 3.50% 5/20/2051	1,073	769
	Banco Santander, SA 5.147% 8/18/2025	4,000	3,931
	Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[1]	1,400	1,216
	Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[1]	1,970	1,842
	Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[1]	2,818	2,776
	Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	6,289	5,618
	Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[1]	4,295	3,880
	Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[1]	2,635	2,532
	Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[1]	6,128	6,023
	Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[1]	1,502	1,545
	Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[1]	10,129	9,297
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[1]	9,480	9,382
	Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[1]	2,773	2,368
	Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[1]	21,177	16,770
	Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031)[1]	2,653	2,200
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	36,155	28,928
	Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032)[1]	4,089	3,410
	Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032)[1]	8,750	8,231
	Bank of America Corp. 5.015% 7/22/2033 (USD-SOFR + 2.16% on 7/22/2032)[1]	4,985	4,879
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[1]	3,460	3,429
	Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,2]	4,850	4,820
	Bank of Montreal 5.30% 6/5/2026	1,370	1,367
	Barclays PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[1]	4,525	4,416
	Barclays PLC 5.829% 5/9/2027 (USD-SOFR + 2.21% on 5/9/2026)[1]	2,085	2,058
	Barclays PLC 6.224% 5/9/2034 (USD-SOFR + 2.98% on 5/9/2033)[1]	3,530	3,518
	Block, Inc. 2.75% 6/1/2026	1,975	1,800
	Block, Inc. 3.50% 6/1/2031	825	684
	BNP Paribas SA 1.675% 6/30/2027 (USD-SOFR + 0.912% on 6/30/2026)[1,2]	6,633	5,852
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[1,2]	13,134	11,750
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	3,594	2,997
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	4,177	3,425
	BPCE 5.70% 10/22/2023[2]	28,166	28,046
	BPCE 5.15% 7/21/2024[2]	5,481	5,384
	BPCE 1.625% 1/14/2025[2]	2,980	2,783
	BPCE 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[1,2]	6,350	5,698
	BPCE 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[1,2]	2,150	2,131
	BPCE 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	250	193
	BPCE 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[1,2]	6,195	6,054
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]	3,650	3,645
	Capital One Financial Corp. 1.343% 12/6/2024 (USD-SOFR + 0.69% on 12/6/2023)[1]	4,525	4,408
	Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[1]	2,430	2,356
	Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[1]	515	494

162	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Financials (continued)	Charles Schwab Corp. 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[1]	USD2,445	$2,445
	Charles Schwab Corp. 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[1]	1,776	1,804
	China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	926	720
	Chubb INA Holdings, Inc. 3.35% 5/3/2026	2,020	1,942
	Chubb INA Holdings, Inc. 4.35% 11/3/2045	2,015	1,826
	Citigroup, Inc. 4.60% 3/9/2026	1,800	1,744
	Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[1]	6,304	5,601
	Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[1]	13,528	12,457
	Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[1]	20	16
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[1]	1,030	860
	Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[1]	4,030	3,563
	Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[1]	2,895	3,074
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[1]	140	141
	Corebridge Financial, Inc. 3.50% 4/4/2025	1,439	1,372
	Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,657
	Corebridge Financial, Inc. 3.85% 4/5/2029	5,794	5,219
	Corebridge Financial, Inc. 3.90% 4/5/2032	5,959	5,186
	Corebridge Financial, Inc. 4.35% 4/5/2042	361	292
	Corebridge Financial, Inc. 4.40% 4/5/2052	1,352	1,065
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	4,450	4,099
	Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[1,2]	2,450	2,172
	Credit Suisse AG 7.50% 2/15/2028	2,445	2,600
	Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[1,2]	2,990	2,599
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,2]	2,975	2,780
	Deutsche Bank AG 0.898% 5/28/2024	2,500	2,376
	Deutsche Bank AG 3.70% 5/30/2024	5,150	5,002
	Deutsche Bank AG 2.222% 9/18/2024 (USD-SOFR + 2.159% on 9/18/2023)[1]	10,475	10,343
	Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[1]	3,673	3,504
	Deutsche Bank AG 4.10% 1/13/2026	7,305	6,843
	Deutsche Bank AG 4.10% 1/13/2026	857	809
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	27,047	24,077
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	4,851	4,172
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[1]	9,129	7,922
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[1]	7,998	8,016
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	3,200	2,659
	Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[1]	3,235	2,448
	Discover Financial Services 6.70% 11/29/2032	754	777
	DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[1,2]	1,200	1,057
	Five Corners Funding Trust III 5.791% 2/15/2033[2]	942	956
	Five Corners Funding Trust IV 5.997% 2/15/2053[2]	360	366
	Global Payments, Inc. 2.90% 11/15/2031	1,005	818
	Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[1]	3,030	2,709
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	13,275	11,676
	Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[1]	13,961	12,424
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[1]	3,703	3,363
	Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[1]	5,534	5,197
	Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[1]	5,114	4,948
	Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[1]	9,600	8,920
	Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[1]	260	212
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[1]	10,662	9,012
	Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[1]	3,160	2,235
	Goldman Sachs Group, Inc. 5.30% junior subordinated perpetual bonds (3-month USD CME Term SOFR + 4.096% on 11/10/2026)[1]	1,750	1,693
	HSBC Holdings PLC 2.251% 11/22/2027 (USD-SOFR + 1.10% on 11/22/2026)[1]	5,270	4,680
	HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[1]	1,565	1,580

American Funds Insurance Series	163

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Financials (continued)	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[1]	USD12,619	$10,569
	HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[1]	5,250	4,249
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[1]	4,463	3,602
	HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[1]	2,100	2,154
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]	1,600	1,660
	Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	669	579
	Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027	6,335	5,282
	Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 6.625% 2/24/2025[3]	397	374
	Huarong Finance II Co., Ltd. 5.50% 1/16/2025	6,669	6,345
	Huarong Finance II Co., Ltd. 5.00% 11/19/2025	480	443
	Huarong Finance II Co., Ltd. 4.625% 6/3/2026	200	178
	Huarong Finance II Co., Ltd. 4.875% 11/22/2026	2,106	1,865
	Intercontinental Exchange, Inc. 4.35% 6/15/2029	8,710	8,530
	Intercontinental Exchange, Inc. 4.60% 3/15/2033	4,601	4,468
	Intercontinental Exchange, Inc. 4.95% 6/15/2052	5,327	5,073
	Intesa Sanpaolo SpA 5.017% 6/26/2024[2]	68,143	66,030
	Intesa Sanpaolo SpA 3.25% 9/23/2024[2]	770	739
	Intesa Sanpaolo SpA 5.71% 1/15/2026[2]	15,400	14,671
	Intesa Sanpaolo SpA 3.875% 7/14/2027[2]	6,250	5,639
	Intesa Sanpaolo SpA 3.875% 1/12/2028[2]	1,986	1,775
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[1,2]	5,100	5,088
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[2]	2,060	1,781
	JPMorgan Chase & Co. 0.969% 6/23/2025 (USD-SOFR + 0.58% on 6/23/2024)[1]	5,870	5,574
	JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[1]	11,105	10,403
	JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[1]	4,196	4,180
	JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	4,353	3,912
	JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[1]	5,965	5,270
	JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[1]	9,282	8,529
	JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[1]	8,675	8,379
	JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[1]	10,282	10,151
	JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD CME Term SOFR + 1.207% on 1/23/2028)[1]	9,600	8,883
	JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)[1]	2,453	2,106
	JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[1]	11,980	11,396
	JPMorgan Chase & Co. 2.522% 4/22/2031 (USD-SOFR + 2.04% on 4/22/2030)[1]	1,991	1,685
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[1]	1,126	898
	JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[1]	4,802	3,990
	JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[1]	5,313	4,355
	JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[1]	553	466
	JPMorgan Chase & Co. 4.586% 4/26/2033 (USD-SOFR + 1.80% on 4/26/2032)[1]	1,907	1,819
	JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[1]	7,726	7,553
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]	2,415	2,134
	KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,2]	1,375	1,367
	Korea Exchange Bank 3.25% 3/30/2027[2]	1,315	1,232
	Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[1]	2,675	2,520
	Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[1]	2,705	2,685
	Marsh & McLennan Companies, Inc. 2.375% 12/15/2031	222	181
	Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	505	337
	Marsh & McLennan Companies, Inc. 5.45% 3/15/2053	207	211
	Mastercard, Inc. 4.875% 3/9/2028	169	171
	Mastercard, Inc. 4.85% 3/9/2033	2,787	2,836
	MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[1,2]	1,405	1,474
	MetLife, Inc. 3.60% 11/13/2025	3,490	3,355
	Metropolitan Life Global Funding I 5.05% 1/6/2028[2]	855	852

164	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Financials (continued)	Metropolitan Life Global Funding I 5.15% 3/28/2033[2]	USD832	$823
	Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[1]	2,960	2,763
	Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[1]	6,200	5,476
	Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[1]	2,225	1,959
	Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[1]	2,970	2,658
	Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[1]	2,945	2,796
	Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[1]	1,430	1,423
	Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[1]	763	749
	Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[1]	4,615	4,074
	Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[1]	1,701	1,706
	Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[1]	2,390	2,409
	Morgan Stanley 0.791% 1/22/2025 (USD-SOFR + 0.509% on 1/22/2024)[1]	3,065	2,971
	Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[1]	2,300	2,219
	Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[1]	8,508	7,541
	Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[1]	9,403	9,279
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[1]	21,869	21,618
	Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	85	66
	Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[1]	28,887	22,971
	Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[1]	3,063	2,475
	Morgan Stanley 6.342% 10/18/2033 (USD-SOFR + 2.565% on 10/18/2032)[1]	8,152	8,676
	Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[1]	8,935	8,827
	MSCI, Inc. 3.25% 8/15/2033[2]	2,750	2,218
	Nasdaq, Inc. 5.35% 6/28/2028	553	554
	Nasdaq, Inc. 5.55% 2/15/2034	1,178	1,183
	Nasdaq, Inc. 5.95% 8/15/2053	69	71
	Nasdaq, Inc. 6.10% 6/28/2063	100	102
	NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[1]	3,555	3,518
	NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[1]	1,140	1,147
	Navient Corp. 6.75% 6/25/2025	425	418
	OneMain Finance Corp. 7.125% 3/15/2026	250	246
	PayPal Holdings, Inc. 5.05% 6/1/2052	2,405	2,357
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[1]	5,919	5,895
	Rede D’Or Finance SARL 4.50% 1/22/2030[2]	1,572	1,341
	Royal Bank of Canada 4.90% 1/12/2028	360	355
	Royal Bank of Canada 5.00% 2/1/2033	3,591	3,522
	Santander Holdings USA, Inc. 3.50% 6/7/2024	8,325	8,087
	Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[1]	5,100	5,048
	Standard Chartered PLC 6.296% 7/6/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.58% on 7/6/2033)[1,2]	1,207	1,210
	State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[1]	1,640	1,520
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[1]	7,763	7,720
	Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	984
	Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	384
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1,4]	1,530	108
	Synchrony Financial 4.375% 3/19/2024	3,640	3,570
	The Allstate Corp. 5.25% 3/30/2033	1,154	1,151

American Funds Insurance Series	165

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Financials (continued)	The Bank of Nova Scotia 5.25% 6/12/2028	USD1,370	$1,361
	The Northwestern Mutual Life Insurance Co. 4.90% 6/12/2028[2]	2,090	2,075
	Toronto-Dominion Bank 1.95% 1/12/2027	1,060	953
	Toronto-Dominion Bank 5.156% 1/10/2028	10,973	10,903
	Travelers Companies, Inc. 2.55% 4/27/2050	623	400
	Travelers Companies, Inc. 5.45% 5/25/2053	163	171
	Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[1]	1,370	1,371
	Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[1]	2,605	2,506
	Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[1]	2,750	2,607
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[1]	1,223	1,224
	U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[1]	2,440	2,335
	U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[1]	3,119	2,915
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[1]	4,093	4,124
	UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[1,2]	850	811
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[1,2]	7,609	6,981
	UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[1,2]	11,200	9,813
	UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[1,2]	6,623	5,693
	UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[1,2]	1,265	1,271
	UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[1,2]	1,202	1,014
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	6,916	6,159
	UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[1,2]	877	665
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	7,869	6,369
	UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[1,2]	3,000	2,338
	UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[1,2]	10,507	10,770
	UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[1,2]	5,000	5,997
	UBS Group AG 5.959% 1/12/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.20% on 1/12/2033)[1,2]	370	368
	UniCredit SpA 4.625% 4/12/2027[2]	1,395	1,326
	UniCredit SpA 5.861% 6/19/2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[1,2]	16,130	14,675
	Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	411
	Wells Fargo & Company 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[1]	20,480	19,510
	Wells Fargo & Company 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[1]	3,524	3,409
	Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	6,615	6,181
	Wells Fargo & Company 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[1]	678	605
	Wells Fargo & Company 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[1]	13,490	13,197
	Wells Fargo & Company 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[1]	4,180	3,579
	Wells Fargo & Company 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032)[1]	3,820	3,666
	Wells Fargo & Company 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[1]	19,316	19,202
	Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	5,759	5,055
	Willis North America, Inc. 4.65% 6/15/2027	930	904

			1,123,863

Utilities 4.32%	AEP Texas, Inc. 3.45% 5/15/2051	1,380	984
	AEP Transmission Co., LLC 5.40% 3/15/2053	500	515
	Alabama Power Co. 3.00% 3/15/2052	3,697	2,501
	Alfa Desarrollo SpA 4.55% 9/27/2051[2]	1,000	735
	Ameren Illinois Co. 4.50% 3/15/2049	2,875	2,623
	Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	468
	Berkshire Hathaway Energy Company 4.50% 2/1/2045	5,895	5,048
	Berkshire Hathaway Energy Company 4.60% 5/1/2053	1,722	1,477
	Comision Federal de Electricidad 4.688% 5/15/2029[2]	3,655	3,294
	Consumers Energy Co. 4.625% 5/15/2033	3,500	3,408
	Consumers Energy Co. 3.75% 2/15/2050	5,625	4,489
	Consumers Energy Co. 3.10% 8/15/2050	4,123	2,919
	DTE Electric Co. 5.20% 4/1/2033	215	218

166	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Utilities (continued)	Duke Energy Carolinas, LLC 5.35% 1/15/2053	USD332	$337
	Duke Energy Corp. 3.75% 4/15/2024	3,826	3,773
	Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	4,244
	Duke Energy Florida, LLC 3.00% 12/15/2051	293	201
	Duke Energy Florida, LLC 5.95% 11/15/2052	575	628
	Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,546
	Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,429
	Duke Energy Progress, LLC 2.50% 8/15/2050	644	401
	Edison International 4.95% 4/15/2025	175	171
	Edison International 5.75% 6/15/2027	3,181	3,183
	Edison International 4.125% 3/15/2028	3,644	3,404
	Edison International 5.25% 11/15/2028	4,350	4,236
	Edison International 6.95% 11/15/2029	2,060	2,169
	Electricité de France SA 5.70% 5/23/2028[2]	675	674
	Electricité de France SA 6.25% 5/23/2033[2]	2,000	2,034
	Electricité de France SA 6.90% 5/23/2053[2]	2,475	2,567
	Electricité de France SA 9.125% 12/31/2079 (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]	1,025	1,054
	Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	EUR2,800	2,473
	Emera US Finance, LP 0.833% 6/15/2024	USD600	568
	Emera US Finance, LP 2.639% 6/15/2031	4,400	3,516
	Enel SpA 8.75% 9/24/2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[1,2]	1,000	999
	ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[2]	1,310	1,214
	Entergy Louisiana, LLC 4.20% 9/1/2048	6,325	5,300
	Entergy Louisiana, LLC 4.75% 9/15/2052	1,255	1,154
	Eversource Energy 3.80% 12/1/2023	5,000	4,965
	FirstEnergy Corp. 1.60% 1/15/2026	20,066	18,214
	FirstEnergy Corp. 2.65% 3/1/2030	12,524	10,574
	FirstEnergy Corp. 2.25% 9/1/2030	13,707	11,136
	FirstEnergy Corp., Series B, 4.15% 7/15/2027	12,178	11,578
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[2]	4,000	3,524
	Florida Power & Light Company 5.05% 4/1/2028	2,650	2,672
	Florida Power & Light Company 4.40% 5/15/2028	1,655	1,625
	Florida Power & Light Company 2.45% 2/3/2032	1,844	1,553
	Florida Power & Light Company 5.10% 4/1/2033	7,431	7,544
	Florida Power & Light Company 4.80% 5/15/2033	1,085	1,078
	Florida Power & Light Company 2.875% 12/4/2051	8,109	5,616
	Georgia Power Co. 4.65% 5/16/2028	1,500	1,471
	Georgia Power Co. 4.95% 5/17/2033	4,000	3,950
	Georgia Power Co. 3.70% 1/30/2050	275	211
	Israel Electric Corp., Ltd. 4.25% 8/14/2028[2]	10,190	9,512
	Israel Electric Corp., Ltd. 3.75% 2/22/2032[2]	340	291
	Jersey Central Power & Light Co. 2.75% 3/1/2032[2]	525	434
	Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[2]	425	402
	Mississippi Power Co. 4.25% 3/15/2042	5,020	4,187
	Monongahela Power Co. 3.55% 5/15/2027[2]	1,700	1,595
	NextEra Energy Capital Holdings, Inc. 5.25% 2/28/2053	1,440	1,388
	NiSource, Inc. 5.40% 6/30/2033	2,150	2,154
	Northern States Power Co. 5.10% 5/15/2053	1,747	1,722
	Oncor Electric Delivery Company, LLC 4.55% 9/15/2032	205	199
	Pacific Gas and Electric Co. 3.40% 8/15/2024	2,000	1,936
	Pacific Gas and Electric Co. 3.15% 1/1/2026	27,543	25,572
	Pacific Gas and Electric Co. 2.95% 3/1/2026	10,850	9,944
	Pacific Gas and Electric Co. 3.30% 3/15/2027	5,645	5,128
	Pacific Gas and Electric Co. 3.30% 12/1/2027	12,289	10,784
	Pacific Gas and Electric Co. 3.75% 7/1/2028	13,075	11,727
	Pacific Gas and Electric Co. 4.65% 8/1/2028	7,900	7,312
	Pacific Gas and Electric Co. 6.10% 1/15/2029	3,760	3,702

American Funds Insurance Series	167

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Utilities (continued)	Pacific Gas and Electric Co. 4.55% 7/1/2030	USD35,299	$31,973
	Pacific Gas and Electric Co. 2.50% 2/1/2031	21,597	16,925
	Pacific Gas and Electric Co. 6.40% 6/15/2033	10,641	10,590
	Pacific Gas and Electric Co. 3.30% 8/1/2040	9,898	6,682
	Pacific Gas and Electric Co. 3.75% 8/15/2042	106	73
	Pacific Gas and Electric Co. 4.75% 2/15/2044	336	261
	Pacific Gas and Electric Co. 3.50% 8/1/2050	14,919	9,510
	Pacific Gas and Electric Co. 6.75% 1/15/2053	625	618
	Public Service Company of Colorado 2.70% 1/15/2051	2,472	1,568
	Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,438
	Public Service Electric and Gas Co. 1.90% 8/15/2031	775	623
	Public Service Electric and Gas Co. 3.10% 3/15/2032	5,012	4,385
	Puget Energy, Inc. 3.65% 5/15/2025	300	287
	Southern California Edison Co. 4.90% 6/1/2026	1,375	1,356
	Southern California Edison Co. 5.30% 3/1/2028	455	455
	Southern California Edison Co. 4.20% 3/1/2029	11,000	10,465
	Southern California Edison Co. 2.85% 8/1/2029	8,200	7,173
	Southern California Edison Co. 2.50% 6/1/2031	5,149	4,286
	Southern California Edison Co. 5.95% 11/1/2032	1,100	1,152
	Southern California Edison Co. 5.75% 4/1/2035	4,549	4,627
	Southern California Edison Co. 5.35% 7/15/2035	6,450	6,312
	Southern California Edison Co. 5.625% 2/1/2036	7,051	6,993
	Southern California Edison Co. 5.55% 1/15/2037	3,844	3,753
	Southern California Edison Co. 5.95% 2/1/2038	5,121	5,274
	Southern California Edison Co. 3.60% 2/1/2045	2,717	2,002
	Southern California Edison Co. 4.00% 4/1/2047	9,402	7,479
	Southern California Edison Co. 3.65% 2/1/2050	14,600	10,880
	Southwestern Electric Power Co. 1.65% 3/15/2026	3,550	3,211
	Southwestern Electric Power Co. 3.25% 11/1/2051	2,270	1,527
	The Cleveland Electric Illuminating Co. 3.50% 4/1/2028[2]	2,400	2,202
	The Connecticut Light and Power Co. 2.05% 7/1/2031	1,775	1,447
	Union Electric Co. 2.15% 3/15/2032	3,175	2,544
	Virginia Electric & Power 2.30% 11/15/2031	1,700	1,381
	Virginia Electric & Power 2.40% 3/30/2032	2,575	2,102
	Wisconsin Power and Light Co. 1.95% 9/16/2031	525	417
	Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	816
	Wisconsin Public Service Corp. 2.85% 12/1/2051	375	248
	Xcel Energy, Inc. 3.30% 6/1/2025	5,650	5,406
	Xcel Energy, Inc. 1.75% 3/15/2027	5,660	5,017
	Xcel Energy, Inc. 2.60% 12/1/2029	1,725	1,475
	Xcel Energy, Inc. 4.60% 6/1/2032	4,600	4,347

			454,934

Health care 4.04%	Amgen, Inc. 5.507% 3/2/2026	725	724
	Amgen, Inc. 5.15% 3/2/2028	5,326	5,325
	Amgen, Inc. 4.05% 8/18/2029	7,760	7,363
	Amgen, Inc. 2.45% 2/21/2030	5,131	4,402
	Amgen, Inc. 5.25% 3/2/2030	2,854	2,862
	Amgen, Inc. 4.20% 3/1/2033	8,502	7,940
	Amgen, Inc. 5.25% 3/2/2033	8,192	8,206
	Amgen, Inc. 5.60% 3/2/2043	2,565	2,575
	Amgen, Inc. 4.875% 3/1/2053	4,565	4,203
	Amgen, Inc. 5.65% 3/2/2053	5,331	5,403
	Amgen, Inc. 4.40% 2/22/2062	196	161
	Amgen, Inc. 5.75% 3/2/2063	3,260	3,310
	AstraZeneca Finance, LLC 1.75% 5/28/2028	1,429	1,239
	AstraZeneca Finance, LLC 4.90% 3/3/2030	1,760	1,764
	AstraZeneca Finance, LLC 2.25% 5/28/2031	1,159	979
	AstraZeneca Finance, LLC 4.875% 3/3/2033	2,520	2,557

168	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Health care (continued)	AstraZeneca PLC 4.00% 1/17/2029	USD5,920	$5,713
	Bausch Health Companies, Inc. 4.875% 6/1/2028[2]	830	495
	Baxter International, Inc. 2.539% 2/1/2032	3,906	3,166
	Centene Corp. 4.25% 12/15/2027	14,860	13,908
	Centene Corp. 2.45% 7/15/2028	12,410	10,620
	Centene Corp. 4.625% 12/15/2029	14,945	13,769
	Centene Corp. 3.375% 2/15/2030	15,718	13,523
	Centene Corp. 2.50% 3/1/2031	8,550	6,827
	Centene Corp. 2.625% 8/1/2031	2,510	2,003
	CVS Health Corp. 5.125% 2/21/2030	1,720	1,709
	CVS Health Corp. 5.25% 1/30/2031	960	957
	CVS Health Corp. 5.25% 2/21/2033	2,122	2,115
	CVS Health Corp. 5.30% 6/1/2033	2,393	2,390
	CVS Health Corp. 5.625% 2/21/2053	895	890
	CVS Health Corp. 5.875% 6/1/2053	677	695
	CVS Health Corp. 6.00% 6/1/2063	1,525	1,571
	Elevance Health, Inc. 2.375% 1/15/2025	1,534	1,459
	Elevance Health, Inc. 4.10% 5/15/2032	7,996	7,457
	Elevance Health, Inc. 4.75% 2/15/2033	1,128	1,096
	Elevance Health, Inc. 4.55% 5/15/2052	271	242
	Elevance Health, Inc. 5.125% 2/15/2053	784	761
	Eli Lilly and Co. 3.375% 3/15/2029	1,035	973
	Eli Lilly and Co. 4.70% 2/27/2033	5,162	5,232
	Eli Lilly and Co. 4.875% 2/27/2053	1,103	1,134
	Eli Lilly and Co. 4.95% 2/27/2063	144	147
	GE HealthCare Technologies, Inc. 5.65% 11/15/2027	4,895	4,957
	GE HealthCare Technologies, Inc. 5.857% 3/15/2030	1,145	1,176
	GE HealthCare Technologies, Inc. 5.905% 11/22/2032	7,896	8,264
	GE HealthCare Technologies, Inc. 6.377% 11/22/2052	375	418
	HCA, Inc. 5.20% 6/1/2028	4,165	4,134
	HCA, Inc. 2.375% 7/15/2031	2,233	1,787
	HCA, Inc. 3.625% 3/15/2032[2]	2,400	2,084
	HCA, Inc. 4.625% 3/15/2052[2]	226	186
	Johnson & Johnson 0.95% 9/1/2027	12,708	11,116
	Johnson & Johnson 2.10% 9/1/2040	670	472
	Johnson & Johnson 2.25% 9/1/2050	1,758	1,166
	Laboratory Corporation of America Holdings 1.55% 6/1/2026	773	691
	Laboratory Corporation of America Holdings 4.70% 2/1/2045	3,975	3,450
	Medtronic Global Holdings S.C.A. 4.50% 3/30/2033	1,485	1,456
	Merck & Co., Inc. 1.70% 6/10/2027	3,093	2,772
	Merck & Co., Inc. 4.90% 5/17/2044	380	381
	Merck & Co., Inc. 2.75% 12/10/2051	808	558
	Merck & Co., Inc. 5.00% 5/17/2053	895	907
	Merck & Co., Inc. 5.15% 5/17/2063	1,091	1,115
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,352
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	4,442	4,427
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	3,747	3,899
	Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	1,558	1,243
	Roche Holdings, Inc. 1.93% 12/13/2028[2]	7,545	6,556
	Roche Holdings, Inc. 2.076% 12/13/2031[2]	12,562	10,357
	Roche Holdings, Inc. 2.607% 12/13/2051[2]	645	438
	Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	13,390	12,577
	Teva Pharmaceutical Finance Netherlands III BV 2.80% 7/21/2023	260	260
	Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025	45,000	45,649
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	68,853	61,782
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	26,824	26,452
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	46,666	30,741
	UnitedHealth Group, Inc. 3.75% 7/15/2025	5,410	5,268
	UnitedHealth Group, Inc. 4.00% 5/15/2029	2,231	2,134
	UnitedHealth Group, Inc. 2.00% 5/15/2030	466	393
	UnitedHealth Group, Inc. 4.20% 5/15/2032	2,739	2,616

American Funds Insurance Series	169

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Health care (continued)	UnitedHealth Group, Inc. 3.05% 5/15/2041	USD1,300	$1,006
	UnitedHealth Group, Inc. 4.25% 6/15/2048	960	847
	UnitedHealth Group, Inc. 3.25% 5/15/2051	572	427
	UnitedHealth Group, Inc. 4.75% 5/15/2052	1,400	1,329
	UnitedHealth Group, Inc. 4.95% 5/15/2062	69	66
	UnitedHealth Group, Inc. 6.05% 2/15/2063	140	158
	Zoetis, Inc. 5.60% 11/16/2032	1,063	1,112

			426,044

Consumer discretionary 3.63%	Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	168
	Allied Universal Holdco, LLC 4.625% 6/1/2028[2]	335	284
	Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,373
	Amazon.com, Inc. 3.45% 4/13/2029	600	565
	Amazon.com, Inc. 2.875% 5/12/2041	650	502
	Amazon.com, Inc. 3.10% 5/12/2051	5,705	4,262
	Amazon.com, Inc. 3.95% 4/13/2052	1,635	1,426
	Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,972
	Amazon.com, Inc. 4.10% 4/13/2062	470	405
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[2]	255	215
	Bath & Body Works, Inc. 6.875% 11/1/2035	740	678
	BMW US Capital, LLC 3.45% 4/1/2027[2]	1,075	1,020
	BMW US Capital, LLC 3.70% 4/1/2032[2]	1,350	1,246
	Daimler Trucks Finance North America, LLC 1.125% 12/14/2023[2]	3,015	2,953
	Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[2]	4,950	4,662
	Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[2]	1,750	1,684
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[2]	3,567	3,374
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[2]	3,230	2,798
	Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[2]	9,625	7,825
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	3,870	3,767
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	18,542	17,182
	Ford Motor Credit Co., LLC 4.125% 8/17/2027	39,080	35,721
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	3,790	3,391
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	6,289	6,438
	Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	882
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	4,205	3,904
	Ford Motor Credit Co., LLC 7.35% 3/6/2030	6,298	6,439
	General Motors Company 6.125% 10/1/2025	23,743	23,914
	General Motors Company 5.40% 10/15/2029	781	762
	General Motors Company 5.40% 4/1/2048	5,200	4,473
	General Motors Financial Co., Inc. 1.05% 3/8/2024	4,200	4,063
	General Motors Financial Co., Inc. 4.35% 4/9/2025	11,358	11,068
	General Motors Financial Co., Inc. 1.50% 6/10/2026	6,712	5,934
	General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	8,715
	General Motors Financial Co., Inc. 2.40% 4/10/2028	13,909	12,001
	General Motors Financial Co., Inc. 5.80% 6/23/2028	2,595	2,586
	General Motors Financial Co., Inc. 2.40% 10/15/2028	464	393
	General Motors Financial Co., Inc. 3.60% 6/21/2030	465	402
	General Motors Financial Co., Inc. 2.35% 1/8/2031	6,075	4,763
	General Motors Financial Co., Inc. 2.70% 6/10/2031	5,495	4,386
	General Motors Financial Co., Inc. 6.40% 1/9/2033	2,455	2,497
	Grand Canyon University 4.125% 10/1/2024	4,190	3,969
	Hanesbrands, Inc. 9.00% 2/15/2031[2]	528	533
	Home Depot, Inc. 2.95% 6/15/2029	4,641	4,228
	Home Depot, Inc. 4.50% 12/6/2048	1,915	1,776
	Hyundai Capital America 1.25% 9/18/2023[2]	3,150	3,120
	Hyundai Capital America 0.875% 6/14/2024[2]	380	363
	Hyundai Capital America 3.40% 6/20/2024[2]	8,180	7,978
	Hyundai Capital America 1.00% 9/17/2024[2]	2,750	2,587
	Hyundai Capital America 2.65% 2/10/2025[2]	12,372	11,732

170	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)	Hyundai Capital America 1.80% 10/15/2025[2]	USD13,274	$12,114
	Hyundai Capital America 1.30% 1/8/2026[2]	6,000	5,371
	Hyundai Capital America 5.50% 3/30/2026[2]	705	699
	Hyundai Capital America 1.50% 6/15/2026[2]	7,475	6,624
	Hyundai Capital America 1.65% 9/17/2026[2]	7,275	6,414
	Hyundai Capital America 3.00% 2/10/2027[2]	9,000	8,211
	Hyundai Capital America 2.375% 10/15/2027[2]	7,543	6,605
	Hyundai Capital America 1.80% 1/10/2028[2]	5,965	5,033
	Hyundai Capital America 5.60% 3/30/2028[2]	1,385	1,379
	Hyundai Capital America 2.00% 6/15/2028[2]	5,775	4,860
	Hyundai Capital America 5.68% 6/26/2028[2]	2,590	2,571
	Hyundai Capital America 2.10% 9/15/2028[2]	3,010	2,525
	Hyundai Capital America 5.80% 4/1/2030[2]	2,398	2,416
	Hyundai Capital America 5.70% 6/26/2030[2]	1,555	1,546
	Hyundai Capital Services, Inc. 1.25% 2/8/2026[2]	3,695	3,297
	KIA Corp. 2.375% 2/14/2025[2]	1,580	1,499
	Marriott International, Inc. 5.75% 5/1/2025	190	191
	Marriott International, Inc. 5.00% 10/15/2027	4,470	4,438
	Marriott International, Inc. 4.90% 4/15/2029	1,073	1,044
	McDonald’s Corp. 2.125% 3/1/2030	2,482	2,113
	McDonald’s Corp. 3.60% 7/1/2030	1,014	944
	McDonald’s Corp. 4.60% 9/9/2032	542	537
	McDonald’s Corp. 4.45% 3/1/2047	3,535	3,183
	McDonald’s Corp. 3.625% 9/1/2049	2,938	2,320
	McDonald’s Corp. 5.15% 9/9/2052	509	508
	Meituan 3.05% 10/28/2030[2]	3,200	2,537
	Nissan Motor Acceptance Corp. 2.75% 3/9/2028[2]	3,167	2,605
	Nissan Motor Co., Ltd. 3.043% 9/15/2023[2]	240	238
	Sands China, Ltd. 2.80% 3/8/2027	2,368	2,057
	Starbucks Corp. 3.75% 12/1/2047	3,785	2,989
	Stellantis Finance US, Inc. 1.711% 1/29/2027[2]	5,486	4,810
	Stellantis Finance US, Inc. 5.625% 1/12/2028[2]	825	833
	Stellantis Finance US, Inc. 2.691% 9/15/2031[2]	5,119	4,093
	Stellantis Finance US, Inc. 6.375% 9/12/2032[2]	8,490	8,672
	Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,561
	Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,586
	Travel + Leisure Co. 6.625% 7/31/2026[2]	675	671
	Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[2]	15,000	14,913
	Volkswagen Group of America Finance, LLC 2.85% 9/26/2024[2]	546	527
	Volkswagen Group of America Finance, LLC 3.35% 5/13/2025[2]	2,636	2,526
	Volkswagen Group of America Finance, LLC 1.625% 11/24/2027[2]	2,550	2,184
	Wynn Resorts Finance, LLC 5.125% 10/1/2029[2]	410	368

			382,991

Communication services 2.99%	AT&T, Inc. 1.70% 3/25/2026	18,913	17,246
	AT&T, Inc. 1.65% 2/1/2028	4,700	4,042
	AT&T, Inc. 4.30% 2/15/2030	15,940	15,138
	AT&T, Inc. 2.55% 12/1/2033	12,748	10,018
	AT&T, Inc. 5.40% 2/15/2034	2,749	2,755
	CCO Holdings, LLC 5.125% 5/1/2027[2]	4,800	4,475
	CCO Holdings, LLC 4.75% 2/1/2032[2]	1,265	1,033
	CCO Holdings, LLC 4.25% 1/15/2034[2]	3,875	2,933
	Charter Communications Operating, LLC 2.25% 1/15/2029	1,351	1,126
	Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	4,876
	Charter Communications Operating, LLC 4.40% 4/1/2033	1,947	1,710
	Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,284
	Charter Communications Operating, LLC 5.25% 4/1/2053	835	675
	Comcast Corp. 3.15% 2/15/2028	7,200	6,718
	Comcast Corp. 4.55% 1/15/2029	1,610	1,582

American Funds Insurance Series	171

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Communication services (continued)	Comcast Corp. 4.80% 5/15/2033	USD5,196	$5,144
	Comcast Corp. 2.887% 11/1/2051	554	372
	Comcast Corp. 5.35% 5/15/2053	7,617	7,741
	Comcast Corp. 5.50% 5/15/2064	250	254
	Lumen Technologies, Inc. 4.00% 2/15/2027[2]	6,756	5,042
	Meta Platforms, Inc. 4.45% 8/15/2052	3,775	3,285
	Netflix, Inc. 4.875% 4/15/2028	23,259	23,025
	Netflix, Inc. 5.875% 11/15/2028	29,921	30,977
	Netflix, Inc. 6.375% 5/15/2029	5,078	5,377
	Netflix, Inc. 5.375% 11/15/2029[2]	15,600	15,673
	Netflix, Inc. 4.875% 6/15/2030[2]	18,665	18,385
	News Corp. 5.125% 2/15/2032[2]	1,300	1,187
	SBA Tower Trust 1.631% 11/15/2026[2]	6,741	5,823
	Sirius XM Radio, Inc. 4.00% 7/15/2028[2]	675	587
	Sprint Corp. 7.625% 2/15/2025	6,665	6,814
	Tencent Holdings, Ltd. 2.39% 6/3/2030[2]	10,000	8,313
	T-Mobile USA, Inc. 3.50% 4/15/2025	3,275	3,150
	T-Mobile USA, Inc. 2.25% 2/15/2026	2,388	2,196
	T-Mobile USA, Inc. 2.625% 4/15/2026	9,691	8,990
	T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,735
	T-Mobile USA, Inc. 4.95% 3/15/2028	705	694
	T-Mobile USA, Inc. 4.80% 7/15/2028	175	171
	T-Mobile USA, Inc. 2.625% 2/15/2029	3,117	2,710
	T-Mobile USA, Inc. 2.40% 3/15/2029	1,224	1,053
	T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,148
	T-Mobile USA, Inc. 2.875% 2/15/2031	17,956	15,194
	T-Mobile USA, Inc. 5.05% 7/15/2033	2,137	2,099
	T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,536
	Verizon Communications, Inc. 4.329% 9/21/2028	1,539	1,484
	Verizon Communications, Inc. 1.75% 1/20/2031	9,144	7,218
	Verizon Communications, Inc. 2.55% 3/21/2031	7,535	6,293
	Verizon Communications, Inc. 2.355% 3/15/2032	2,775	2,233
	Verizon Communications, Inc. 3.40% 3/22/2041	1,085	838
	Verizon Communications, Inc. 3.55% 3/22/2051	1,520	1,135
	Verizon Communications, Inc. 3.875% 3/1/2052	3,155	2,491
	Vodafone Group PLC 4.25% 9/17/2050	3,050	2,450
	WarnerMedia Holdings, Inc. 3.428% 3/15/2024	6,552	6,435
	WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,056	2,949
	WarnerMedia Holdings, Inc. 3.755% 3/15/2027	7,031	6,561
	WarnerMedia Holdings, Inc. 4.054% 3/15/2029	1,316	1,204
	WarnerMedia Holdings, Inc. 4.279% 3/15/2032	2,152	1,909
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	719	606
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	7,158	5,833
	WarnerMedia Holdings, Inc. 5.391% 3/15/2062	577	471
	ZipRecruiter, Inc. 5.00% 1/15/2030[2]	1,500	1,279

			314,675

Industrials 2.85%	ADT Security Corp. 4.125% 8/1/2029[2]	510	441
	Air Lease Corp. 0.80% 8/18/2024	3,175	2,992
	Air Lease Corp. 2.875% 1/15/2026	10,172	9,416
	Air Lease Corp. 2.20% 1/15/2027	4,341	3,853
	Air Lease Corp. 5.30% 2/1/2028	3,725	3,658
	Air Lease Corp. 2.10% 9/1/2028	2,450	2,037
	Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[2]	12,514	12,144
	Avolon Holdings Funding, Ltd. 2.125% 2/21/2026[2]	8,333	7,412
	Avolon Holdings Funding, Ltd. 4.25% 4/15/2026[2]	3,302	3,079
	Avolon Holdings Funding, Ltd. 3.25% 2/15/2027[2]	8,000	7,135
	Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[2]	2,142	1,808

172	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Industrials (continued)	BNSF Funding Trust I, junior subordinated, 6.613% 12/15/2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[1]	USD1,680	$1,629
	Boeing Co. 1.95% 2/1/2024	5,206	5,088
	Boeing Co. 2.80% 3/1/2024	500	490
	Boeing Co. 4.875% 5/1/2025	31,897	31,454
	Boeing Co. 2.75% 2/1/2026	17,427	16,236
	Boeing Co. 2.196% 2/4/2026	18,147	16,663
	Boeing Co. 3.10% 5/1/2026	649	610
	Boeing Co. 2.70% 2/1/2027	6,473	5,920
	Boeing Co. 5.04% 5/1/2027	14,350	14,182
	Boeing Co. 3.25% 2/1/2028	10,801	9,924
	Boeing Co. 3.25% 3/1/2028	1,925	1,753
	Boeing Co. 5.15% 5/1/2030	41,174	40,803
	Boeing Co. 3.625% 2/1/2031	877	790
	Boeing Co. 3.90% 5/1/2049	1,411	1,080
	Boeing Co. 5.805% 5/1/2050	4,836	4,822
	Canadian Pacific Railway Co. 1.75% 12/2/2026	1,982	1,782
	Canadian Pacific Railway Co. 3.10% 12/2/2051	2,286	1,625
	Carrier Global Corp. 3.377% 4/5/2040	14,710	11,304
	CK Hutchison International (23), Ltd. 4.75% 4/21/2028[2]	1,260	1,247
	CSX Corp. 4.10% 11/15/2032	6,195	5,865
	CSX Corp. 4.50% 11/15/2052	6,670	6,033
	General Dynamics Corp. 3.75% 5/15/2028	479	459
	General Dynamics Corp. 3.625% 4/1/2030	387	365
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[2]	2,690	2,519
	Norfolk Southern Corp. 4.55% 6/1/2053	2,359	2,134
	Northrop Grumman Corp. 3.25% 1/15/2028	10,845	10,121
	Northrop Grumman Corp. 4.70% 3/15/2033	4,259	4,182
	Northrop Grumman Corp. 4.95% 3/15/2053	2,459	2,398
	Raytheon Technologies Corp. 3.125% 5/4/2027	4,551	4,266
	Raytheon Technologies Corp. 4.125% 11/16/2028	4,974	4,794
	Raytheon Technologies Corp. 2.375% 3/15/2032	451	370
	Raytheon Technologies Corp. 5.15% 2/27/2033	3,359	3,406
	Raytheon Technologies Corp. 2.82% 9/1/2051	665	447
	Raytheon Technologies Corp. 3.03% 3/15/2052	1,190	838
	Republic Services, Inc. 2.375% 3/15/2033	1,635	1,331
	Republic Services, Inc. 5.00% 4/1/2034	15	15
	Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[2]	2,550	2,018
	The Dun & Bradstreet Corp. 5.00% 12/15/2029[2]	2,798	2,470
	Triton Container International, Ltd. 1.15% 6/7/2024[2]	1,609	1,526
	Triton Container International, Ltd. 3.15% 6/15/2031[2]	2,482	1,912
	Union Pacific Corp. 2.15% 2/5/2027	2,213	2,023
	Union Pacific Corp. 2.40% 2/5/2030	4,454	3,875
	Union Pacific Corp. 2.375% 5/20/2031	2,298	1,945
	Union Pacific Corp. 2.80% 2/14/2032	5,244	4,528
	Union Pacific Corp. 3.25% 2/5/2050	7,000	5,239
	Union Pacific Corp. 2.95% 3/10/2052	1,405	977
	United Rentals (North America), Inc. 5.50% 5/15/2027	2,500	2,463
	Waste Management, Inc. 1.50% 3/15/2031	419	334
	Waste Management, Inc. 4.15% 4/15/2032	688	656

			300,886

Energy 2.41%	Antero Resources Corp. 5.375% 3/1/2030[2]	280	259
	Apache Corp. 4.625% 11/15/2025	645	624
	Apache Corp. 4.25% 1/15/2030	2,465	2,198
	Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,024
	BP Capital Markets America, Inc. 4.893% 9/11/2033	5,605	5,550
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	754	703
	Cenovus Energy, Inc. 5.375% 7/15/2025	2,763	2,732

American Funds Insurance Series	173

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Energy (continued)	Cenovus Energy, Inc. 4.25% 4/15/2027	USD13,613	$13,027
	Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,398
	Cenovus Energy, Inc. 5.25% 6/15/2037	770	710
	Cenovus Energy, Inc. 5.40% 6/15/2047	14,816	13,434
	Cenovus Energy, Inc. 3.75% 2/15/2052	594	421
	Cheniere Energy Partners, LP 3.25% 1/31/2032	937	772
	Chevron Corp. 2.954% 5/16/2026	3,365	3,204
	Chevron Corp. 3.078% 5/11/2050	692	516
	Civitas Resources, Inc. 8.75% 7/1/2031[2]	1,400	1,421
	ConocoPhillips Co. 3.80% 3/15/2052	466	378
	ConocoPhillips Co. 5.30% 5/15/2053	5,888	5,994
	Devon Energy Corp. 4.50% 1/15/2030	5,197	4,898
	DT Midstream, Inc. 4.125% 6/15/2029[2]	555	488
	Ecopetrol SA 4.625% 11/2/2031	270	209
	Ecopetrol SA 8.875% 1/13/2033	15,110	14,975
	Enbridge, Inc. 4.00% 10/1/2023	1,500	1,494
	Energy Transfer, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[1]	500	384
	Energy Transfer, LP (3-month USD-LIBOR + 4.028%) 9.349% junior subordinated perpetual bonds[3]	7,850	7,055
	EQT Corp. 5.70% 4/1/2028	1,223	1,208
	EQT Corp. 7.25% 2/1/2030[1]	7,500	7,859
	Equinor ASA 3.625% 9/10/2028	4,928	4,706
	Equinor ASA 3.125% 4/6/2030	20,000	18,327
	Equinor ASA 3.25% 11/18/2049	5,687	4,276
	Exxon Mobil Corp. 3.043% 3/1/2026	4,625	4,423
	Exxon Mobil Corp. 2.61% 10/15/2030	1,040	914
	Kinder Morgan, Inc. 5.20% 6/1/2033	2,169	2,103
	Occidental Petroleum Corp. 8.875% 7/15/2030	4,345	4,998
	Odebrecht Drilling Services, LLC 7.50% 6/15/2030[2]	6	6
	Odebrecht Oil & Gas Finance, Ltd. 0% 12/31/2079[2]	1,150	3
	Oleoducto Central SA 4.00% 7/14/2027[2]	1,715	1,504
	Oleoducto Central SA 4.00% 7/14/2027	350	307
	Petroleos Mexicanos 4.875% 1/18/2024	1,563	1,537
	Petroleos Mexicanos 6.875% 10/16/2025	5,000	4,807
	Petroleos Mexicanos 6.49% 1/23/2027	20,653	18,369
	Petroleos Mexicanos 6.50% 3/13/2027	31,829	28,343
	Petroleos Mexicanos 6.50% 1/23/2029	3,139	2,605
	Petroleos Mexicanos 8.75% 6/2/2029	5,805	5,257
	Petroleos Mexicanos 5.95% 1/28/2031	847	619
	Petroleos Mexicanos 6.70% 2/16/2032	10,538	8,022
	Qatar Energy 2.25% 7/12/2031[2]	22,020	18,496
	Qatar Energy 3.30% 7/12/2051[2]	2,185	1,608
	Sabine Pass Liquefaction, LLC 5.75% 5/15/2024	5,148	5,141
	Shell International Finance BV 3.875% 11/13/2028	9,410	9,109
	Shell International Finance BV 2.75% 4/6/2030	1,186	1,060
	Southwestern Energy Co. 5.70% 1/23/2025[1]	495	493
	Total Capital Canada, Ltd. 2.75% 7/15/2023	2,140	2,138
	TotalEnergies Capital International SA 3.455% 2/19/2029	885	824
	TransCanada Pipelines, Ltd. 4.10% 4/15/2030	1,578	1,467
	Western Midstream Operating, LP 3.35% 2/1/2025[1]	2,782	2,662
	Western Midstream Operating, LP 4.30% 2/1/2030[1]	2,202	1,979
	Western Midstream Operating, LP 5.50% 2/1/2050[1]	3,079	2,527
	Williams Companies, Inc. 4.50% 11/15/2023	500	498
	Williams Companies, Inc. 4.30% 3/4/2024	595	588

			253,651

174	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Consumer staples 1.50%	7-Eleven, Inc. 1.80% 2/10/2031[2]	USD2,923	$ 2,313
	7-Eleven, Inc. 2.80% 2/10/2051[2]	5,000	3,174
	Altria Group, Inc. 4.40% 2/14/2026	4,585	4,489
	Altria Group, Inc. 4.50% 5/2/2043	1,585	1,262
	Altria Group, Inc. 5.95% 2/14/2049	3,184	3,026
	Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	7,500	7,472
	Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	4,974
	Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/2050	1,355	1,251
	BAT Capital Corp. 3.557% 8/15/2027	9,271	8,531
	BAT Capital Corp. 2.259% 3/25/2028	2,353	2,018
	BAT Capital Corp. 4.742% 3/16/2032	2,675	2,441
	BAT Capital Corp. 4.39% 8/15/2037	812	650
	BAT Capital Corp. 4.54% 8/15/2047	11,017	8,119
	BAT Capital Corp. 4.758% 9/6/2049	15,972	12,074
	BAT Capital Corp. 5.65% 3/16/2052	120	104
	BAT International Finance PLC 3.95% 6/15/2025[2]	16,879	16,262
	BAT International Finance PLC 1.668% 3/25/2026	4,070	3,661
	BAT International Finance PLC 4.448% 3/16/2028	2,925	2,763
	Conagra Brands, Inc. 5.30% 11/1/2038	436	419
	Conagra Brands, Inc. 5.40% 11/1/2048	37	35
	Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,105
	Constellation Brands, Inc. 4.35% 5/9/2027	890	868
	Constellation Brands, Inc. 2.875% 5/1/2030	620	538
	Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,216
	Constellation Brands, Inc. 4.75% 5/9/2032	2,284	2,218
	Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,759
	H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,489
	Imperial Brands Finance PLC 6.125% 7/27/2027[2]	1,605	1,609
	Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,632
	Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	513
	JBS USA Lux SA 2.50% 1/15/2027[2]	3,491	3,061
	JBS USA Lux SA 3.00% 2/2/2029[2]	2,709	2,304
	JBS USA Lux SA 5.50% 1/15/2030[2]	435	418
	JBS USA Lux SA 3.625% 1/15/2032[2]	1,430	1,162
	JBS USA Lux SA 3.00% 5/15/2032[2]	3,430	2,636
	JBS USA Lux SA 5.75% 4/1/2033[2]	3,164	2,977
	PepsiCo, Inc. 1.95% 10/21/2031	6,354	5,262
	Philip Morris International, Inc. 4.875% 2/13/2026	2,508	2,491
	Philip Morris International, Inc. 5.125% 2/15/2030	982	972
	Philip Morris International, Inc. 5.375% 2/15/2033	2,435	2,431
	Philip Morris International, Inc. 4.125% 3/4/2043	4,117	3,365
	Philip Morris International, Inc. 4.875% 11/15/2043	5,088	4,553
	Reynolds American, Inc. 4.45% 6/12/2025	14,570	14,165
	Reynolds American, Inc. 5.85% 8/15/2045	1,395	1,242
	Walmart, Inc. 4.10% 4/15/2033	2,800	2,720
	Walmart, Inc. 4.50% 4/15/2053	1,277	1,246

			157,990

Real estate 0.78%	American Tower Corp. 3.65% 3/15/2027	1,375	1,289
	Boston Properties, LP 2.45% 10/1/2033	1,335	963
	Boston Properties, LP 6.50% 1/15/2034	10,849	10,925
	Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[2]	395	329
	Corporate Office Properties, LP 2.00% 1/15/2029	1,139	869
	Corporate Office Properties, LP 2.75% 4/15/2031	1,547	1,177
	Corporate Office Properties, LP 2.90% 12/1/2033	564	392
	Crown Castle, Inc. 5.00% 1/11/2028	4,922	4,836
	Equinix, Inc. 2.90% 11/18/2026	2,762	2,535
	Equinix, Inc. 3.20% 11/18/2029	2,146	1,887
	Equinix, Inc. 2.50% 5/15/2031	5,155	4,202

American Funds Insurance Series	175

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Real estate (continued)	Equinix, Inc. 3.90% 4/15/2032	USD1,155	$1,038
	Equinix, Inc. 3.40% 2/15/2052	436	305
	FibraSOMA 4.375% 7/22/2031[2]	1,475	1,105
	Howard Hughes Corp. 4.375% 2/1/2031[2]	675	539
	Invitation Homes Operating Partnership, LP 2.30% 11/15/2028	767	653
	Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	1,333	1,023
	Iron Mountain, Inc. 4.875% 9/15/2027[2]	1,605	1,518
	Iron Mountain, Inc. 5.25% 3/15/2028[2]	3,500	3,276
	Iron Mountain, Inc. 5.25% 7/15/2030[2]	675	609
	Omega Healthcare Investors, Inc. 4.375% 8/1/2023	186	186
	Piedmont Operating Partnership, LP 4.45% 3/15/2024	1,000	978
	Prologis, LP 4.875% 6/15/2028	1,040	1,031
	Prologis, LP 4.75% 6/15/2033	1,409	1,378
	Prologis, LP 5.125% 1/15/2034	6,175	6,135
	Prologis, LP 5.25% 6/15/2053	117	115
	Public Storage 2.30% 5/1/2031	3,195	2,661
	Scentre Group Trust 1 3.50% 2/12/2025[2]	4,015	3,854
	Service Properties Trust 4.50% 3/15/2025	855	809
	Service Properties Trust 3.95% 1/15/2028	1,710	1,341
	VICI Properties, LP 4.375% 5/15/2025	670	648
	VICI Properties, LP 4.75% 2/15/2028	6,844	6,487
	VICI Properties, LP 4.95% 2/15/2030	5,515	5,178
	VICI Properties, LP 5.125% 5/15/2032	11,766	11,020
	VICI Properties, LP 5.625% 5/15/2052	550	491

			81,782

Information technology 0.46%	Analog Devices, Inc. 2.80% 10/1/2041	521	387
	Apple, Inc. 4.00% 5/10/2028	2,850	2,805
	Apple, Inc. 3.35% 8/8/2032	320	299
	Apple, Inc. 4.30% 5/10/2033	1,205	1,199
	Apple, Inc. 2.70% 8/5/2051	7,080	4,938
	Apple, Inc. 3.95% 8/8/2052	3,335	2,942
	Apple, Inc. 4.85% 5/10/2053	3,439	3,527
	Broadcom Corp. 3.875% 1/15/2027	5,966	5,692
	Broadcom, Inc. 4.00% 4/15/2029[2]	1,470	1,359
	Broadcom, Inc. 4.15% 4/15/2032[2]	2,270	2,057
	Broadcom, Inc. 3.469% 4/15/2034[2]	9,934	8,152
	Broadcom, Inc. 3.137% 11/15/2035[2]	847	650
	Intel Corp. 5.20% 2/10/2033	1,353	1,367
	Intel Corp. 5.70% 2/10/2053	231	235
	Intel Corp. 5.90% 2/10/2063	425	439
	Oracle Corp. 1.65% 3/25/2026	4,867	4,419
	Oracle Corp. 3.95% 3/25/2051	4,359	3,298
	Salesforce, Inc. 1.95% 7/15/2031	3,775	3,118
	Salesforce, Inc. 2.70% 7/15/2041	875	644
	Salesforce, Inc. 2.90% 7/15/2051	2,012	1,416

			48,943

Materials 0.25%	Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,175
	BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	1,225	1,220
	BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	2,502	2,487
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	441	440
	Braskem Netherlands Finance BV 7.25% 2/13/2033[2]	700	688
	Celanese US Holdings, LLC 6.165% 7/15/2027	2,875	2,862
	Celanese US Holdings, LLC 6.33% 7/15/2029	297	295
	Celanese US Holdings, LLC 6.379% 7/15/2032	2,200	2,220
	EIDP, Inc. 4.50% 5/15/2026	1,494	1,467
	EIDP, Inc. 4.80% 5/15/2033	4,840	4,741

176	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Materials (continued)	International Flavors & Fragrances, Inc. 2.30% 11/1/2030[2]	USD2,861	$2,269
	Methanex Corp. 5.125% 10/15/2027	510	475
	Nova Chemicals Corp. 4.25% 5/15/2029[2]	425	347
	Nutrien, Ltd. 4.90% 3/27/2028	567	557
	Nutrien, Ltd. 5.80% 3/27/2053	402	404
	OCI NV 6.70% 3/16/2033[2]	1,350	1,321
	POSCO 5.75% 1/17/2028[2]	745	756
	Rio Tinto Finance (USA) PLC 5.00% 3/9/2033	440	444
	Rio Tinto Finance (USA) PLC 5.125% 3/9/2053	470	474
	South32 Treasury, Ltd. 4.35% 4/14/2032[2]	1,384	1,216

			26,858

Municipals 0.01%	Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[2]	730	586
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[2]	565	436

			1,022

	Total corporate bonds, notes & loans		3,573,639

Mortgage-backed obligations 30.68%
Federal agency mortgage-backed obligations 27.83%	Fannie Mae Pool #AB1068 4.50% 5/1/2025[5]	24	24
	Fannie Mae Pool #256133 4.50% 1/1/2026[5]	25	24
	Fannie Mae Pool #AR3058 3.00% 1/1/2028[5]	66	64
	Fannie Mae Pool #AS8018 3.00% 9/1/2031[5]	39	37
	Fannie Mae Pool #BM4741 3.00% 4/1/2032[5]	24	23
	Fannie Mae Pool #913966 6.00% 2/1/2037[5]	34	34
	Fannie Mae Pool #945680 6.00% 9/1/2037[5]	398	413
	Fannie Mae Pool #924866 3.765% 10/1/2037[3,5]	141	137
	Fannie Mae Pool #988588 5.50% 8/1/2038[5]	180	184
	Fannie Mae Pool #889982 5.50% 11/1/2038[5]	851	874
	Fannie Mae Pool #AB1297 5.00% 8/1/2040[5]	186	187
	Fannie Mae Pool #AH8144 5.00% 4/1/2041[5]	790	790
	Fannie Mae Pool #AH9479 5.00% 4/1/2041[5]	739	744
	Fannie Mae Pool #FM7365 2.00% 5/1/2041[5]	160,121	136,785
	Fannie Mae Pool #AI1862 5.00% 5/1/2041[5]	892	897
	Fannie Mae Pool #AI3510 5.00% 6/1/2041[5]	457	459
	Fannie Mae Pool #AJ0704 5.00% 9/1/2041[5]	410	413
	Fannie Mae Pool #AJ5391 5.00% 11/1/2041[5]	296	298
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[5]	9,604	8,132
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[5]	2,528	2,150
	Fannie Mae Pool #AZ3904 4.00% 5/1/2045[5]	41	39
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[5]	2,688	2,503
	Fannie Mae Pool #AL8522 3.50% 5/1/2046[5]	849	790
	Fannie Mae Pool #BD1968 4.00% 7/1/2046[5]	781	745
	Fannie Mae Pool #BD5477 4.00% 7/1/2046[5]	135	129
	Fannie Mae Pool #BE0592 4.00% 11/1/2046[5]	309	292
	Fannie Mae Pool #MA3058 4.00% 7/1/2047[5]	40	38
	Fannie Mae Pool #CA0770 3.50% 11/1/2047[5]	4,446	4,115
	Fannie Mae Pool #CA0706 4.00% 11/1/2047[5]	86	82
	Fannie Mae Pool #BM4413 4.50% 12/1/2047[5]	2,621	2,574
	Fannie Mae Pool #CA1189 3.50% 2/1/2048[5]	1,327	1,228
	Fannie Mae Pool #BJ5749 4.00% 5/1/2048[5]	16	16
	Fannie Mae Pool #BF0293 3.00% 7/1/2048[5]	6,601	5,885
	Fannie Mae Pool #BF0318 3.50% 8/1/2048[5]	5,313	4,909
	Fannie Mae Pool #FM4891 3.50% 10/1/2048[5]	20,028	18,640
	Fannie Mae Pool #BM4676 4.00% 10/1/2048[5]	12	12
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[5]	702	654
	Fannie Mae Pool #CA3807 3.00% 7/1/2049[5]	1,344	1,201
	Fannie Mae Pool #CA3806 3.00% 7/1/2049[5]	892	798
	Fannie Mae Pool #FM1262 4.00% 7/1/2049[5]	21,572	20,580

American Funds Insurance Series	177

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Fannie Mae Pool #FM0007 3.50% 9/1/2049[5]	USD14,432	$13,321
	Fannie Mae Pool #FM1589 3.50% 9/1/2049[5]	4,208	3,883
	Fannie Mae Pool #FM1954 3.50% 11/1/2049[5]	6,438	5,941
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[5]	5,920	5,089
	Fannie Mae Pool #FM5507 3.00% 7/1/2050[5]	17,873	16,031
	Fannie Mae Pool #CA6309 3.00% 7/1/2050[5]	6,449	5,767
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[5]	1,990	1,764
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[5]	1,187	1,052
	Fannie Mae Pool #BQ1226 2.00% 9/1/2050[5]	4,344	3,576
	Fannie Mae Pool #BP6715 2.00% 9/1/2050[5]	1	1
	Fannie Mae Pool #FM4256 2.50% 9/1/2050[5]	3,170	2,730
	Fannie Mae Pool #CA7028 2.50% 9/1/2050[5]	1,066	917
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[5]	446	396
	Fannie Mae Pool #CA7325 2.00% 10/1/2050[5]	4,954	4,105
	Fannie Mae Pool #CA7257 2.50% 10/1/2050[5]	302	260
	Fannie Mae Pool #CA7381 3.00% 10/1/2050[5]	1,770	1,568
	Fannie Mae Pool #CA7599 2.50% 11/1/2050[5]	7,177	6,179
	Fannie Mae Pool #FM4897 3.00% 11/1/2050[5]	18,185	16,313
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[5]	12,380	10,192
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[5]	1,213	1,075
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[5]	36,405	29,970
	Fannie Mae Pool #BR4104 2.00% 1/1/2051[5]	5,834	4,802
	Fannie Mae Pool #FM6113 2.50% 1/1/2051[5]	25,937	22,103
	Fannie Mae Pool #BR2666 2.00% 2/1/2051[5]	460	381
	Fannie Mae Pool #CA8828 2.50% 2/1/2051[5]	6,092	5,242
	Fannie Mae Pool #FM6548 2.00% 3/1/2051[5]	4,949	4,100
	Fannie Mae Pool #MA4282 2.50% 3/1/2051[5]	1,495	1,276
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[5]	21,066	17,321
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[5]	32	26
	Fannie Mae Pool #BR6309 2.50% 4/1/2051[5]	4,884	4,162
	Fannie Mae Pool #MA4306 2.50% 4/1/2051[5]	4,224	3,604
	Fannie Mae Pool #CB0191 3.00% 4/1/2051[5]	3,533	3,130
	Fannie Mae Pool #CB0193 3.00% 4/1/2051[5]	435	385
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[5]	19	16
	Fannie Mae Pool #FM7803 2.00% 6/1/2051[5]	591	489
	Fannie Mae Pool #FM7909 3.00% 6/1/2051[5]	343	304
	Fannie Mae Pool #FM7510 3.00% 6/1/2051[5]	232	206
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[5]	516	443
	Fannie Mae Pool #FM8442 2.50% 8/1/2051[5]	8,826	7,527
	Fannie Mae Pool #FS1057 2.50% 8/1/2051[5]	178	152
	Fannie Mae Pool #CB1304 3.00% 8/1/2051[5]	1,589	1,413
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[5]	1,218	1,040
	Fannie Mae Pool #FS4628 3.00% 10/1/2051[5]	3,932	3,484
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[5]	152	125
	Fannie Mae Pool #FM9810 3.00% 11/1/2051[5]	1,130	1,000
	Fannie Mae Pool #MA4493 2.50% 12/1/2051[5]	449	381
	Fannie Mae Pool #CB2787 3.50% 12/1/2051[5]	27	24
	Fannie Mae Pool #FS0454 3.00% 1/1/2052[5]	1,160	1,027
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[5]	20,332	16,627
	Fannie Mae Pool #CB2765 2.00% 2/1/2052[5]	6,672	5,483
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[5]	39,435	35,201
	Fannie Mae Pool #FS1655 4.00% 4/1/2052[5]	330	310
	Fannie Mae Pool #CB3597 3.50% 5/1/2052[5]	496	453
	Fannie Mae Pool #FS3539 3.50% 7/1/2052[5]	1,965	1,793
	Fannie Mae Pool #BW8497 4.50% 9/1/2052[5]	64	62
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[5]	2,785	2,689
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[5]	3,406	3,401
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[5]	3,185	3,182
	Fannie Mae Pool #MA4820 6.50% 10/1/2052[5]	260	267
	Fannie Mae Pool #BX1132 4.50% 11/1/2052[5]	982	945
	Fannie Mae Pool #MA4842 5.50% 12/1/2052[5]	5,901	5,893

178	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Fannie Mae Pool #CB5778 6.00% 12/1/2052[5]	USD48		$49
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[5]	9,171		9,132
	Fannie Mae Pool #BX7779 5.50% 3/1/2053[5]	5,000		4,978
	Fannie Mae Pool #MA4977 4.50% 4/1/2053[5]	747		718
	Fannie Mae Pool #BY0130 5.50% 4/1/2053[5]	1,000		996
	Fannie Mae Pool #CB6033 6.00% 4/1/2053[5]	22,938		23,211
	Fannie Mae Pool #MA4981 6.50% 4/1/2053[5]	25,614		26,170
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[5]	3,239		3,178
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[5]	7,149		7,119
	Fannie Mae Pool #BY1592 5.50% 5/1/2053[5]	1,000		996
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[5]	9,145		9,229
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[5]	12,621		12,568
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[5]	8,170		8,152
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[5]	4,820		4,864
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[5]	2,981		3,021
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[5]	2,128		2,153
	Fannie Mae Pool #FS4652 6.50% 6/1/2053[5]	1,723		1,761
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[5]	52,841		51,807
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[5]	16,468		16,398
	Fannie Mae Pool #BF0145 3.50% 3/1/2057[5]	11,371		10,434
	Fannie Mae Pool #BF0264 3.50% 5/1/2058[5]	8,601		7,850
	Fannie Mae Pool #BF0332 3.00% 1/1/2059[5]	18,456		16,314
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[5]	21,551		18,412
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[5]	1,285		1,240
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[3,5]	–	[6]	–	[6]
	Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[5]	6		6
	Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[5]	17		18
	Fannie Mae, Series 2002-W1, Class 2A, 4.782% 2/25/2042[3,5]	20		19
	Freddie Mac Pool #ZS8507 3.00% 11/1/2028[5]	98		93
	Freddie Mac Pool #ZK7590 3.00% 1/1/2029[5]	2,077		1,988
	Freddie Mac Pool #A15120 5.50% 10/1/2033[5]	49		49
	Freddie Mac Pool #QN1073 3.00% 12/1/2034[5]	41		38
	Freddie Mac Pool #G05196 5.50% 10/1/2038[5]	47		48
	Freddie Mac Pool #G05267 5.50% 12/1/2038[5]	35		36
	Freddie Mac Pool #G06020 5.50% 12/1/2039[5]	67		69
	Freddie Mac Pool #G05860 5.50% 2/1/2040[5]	246		253
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[5]	2,162		1,855
	Freddie Mac Pool #A93948 4.50% 9/1/2040[5]	151		149
	Freddie Mac Pool #SC0149 2.00% 3/1/2041[5]	6,434		5,510
	Freddie Mac Pool #G06868 4.50% 4/1/2041[5]	162		160
	Freddie Mac Pool #RB0544 2.00% 6/1/2041[5]	11,217		9,588
	Freddie Mac Pool #G06841 5.50% 6/1/2041[5]	390		401
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[5]	2,531		2,153
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[5]	2,480		2,109
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[5]	5,296		4,502
	Freddie Mac Pool #Z40130 3.00% 1/1/2046[5]	19,611		17,600
	Freddie Mac Pool #ZT2100 3.00% 4/1/2047[5]	105		94
	Freddie Mac Pool #G08789 4.00% 11/1/2047[5]	594		569
	Freddie Mac Pool #G61733 3.00% 12/1/2047[5]	4,922		4,414
	Freddie Mac Pool #G67709 3.50% 3/1/2048[5]	12,797		11,864
	Freddie Mac Pool #G61628 3.50% 9/1/2048[5]	318		294
	Freddie Mac Pool #Q58494 4.00% 9/1/2048[5]	1,256		1,200
	Freddie Mac Pool #ZN4842 3.50% 4/1/2049[5]	742		685
	Freddie Mac Pool #RA1369 3.50% 9/1/2049[5]	1,911		1,763
	Freddie Mac Pool #SD7508 3.50% 10/1/2049[5]	10,429		9,635
	Freddie Mac Pool #QA4673 3.00% 11/1/2049[5]	28,476		25,449
	Freddie Mac Pool #QB1368 2.50% 7/1/2050[5]	5,674		4,887
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[5]	464		411
	Freddie Mac Pool #SD8090 2.00% 9/1/2050[5]	1,324		1,090
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[5]	2,024		1,793
	Freddie Mac Pool #SD7525 2.50% 10/1/2050[5]	7,136		6,146

American Funds Insurance Series	179

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Freddie Mac Pool #SD8106 2.00% 11/1/2050[5]	USD2,753	$2,266
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[5]	12,538	10,715
	Freddie Mac Pool #QB8605 2.00% 2/1/2051[5]	502	415
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[5]	112	92
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[5]	80,974	66,410
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[5]	2,814	2,312
	Freddie Mac Pool #RA5267 3.00% 5/1/2051[5]	1,312	1,162
	Freddie Mac Pool #SD1852 2.50% 6/1/2051[5]	13,448	11,469
	Freddie Mac Pool #QC2817 2.50% 6/1/2051[5]	2,755	2,359
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[5]	6,928	6,171
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[5]	1,292	1,143
	Freddie Mac Pool #SD2880 3.00% 10/1/2051[5]	7,694	6,815
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[5]	2,081	1,851
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[5]	1,604	1,378
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[5]	1,466	1,297
	Freddie Mac Pool #QD2025 3.50% 11/1/2051[5]	1,123	1,025
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[5]	10,613	9,094
	Freddie Mac Pool #SD0855 2.50% 1/1/2052[5]	4,351	3,699
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[5]	4,710	4,187
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[5]	822	751
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[5]	6,869	6,266
	Freddie Mac Pool #QE4855 3.50% 6/1/2052[5]	67	62
	Freddie Mac Pool #QE4084 6.50% 6/1/2052[5]	319	330
	Freddie Mac Pool #SD7556 3.00% 8/1/2052[5]	665	591
	Freddie Mac Pool #QF1205 4.50% 9/1/2052[5]	295	284
	Freddie Mac Pool #SD1896 4.00% 11/1/2052[5]	19,664	18,739
	Freddie Mac Pool #SD1894 4.00% 11/1/2052[5]	6,861	6,568
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[5]	2,514	2,505
	Freddie Mac Pool #QF2862 6.50% 11/1/2052[5]	63	64
	Freddie Mac Pool #SD8280 6.50% 11/1/2052[5]	50	52
	Freddie Mac Pool #SD2065 4.00% 12/1/2052[5]	1,094	1,027
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[5]	223	219
	Freddie Mac Pool #SD8298 4.50% 2/1/2053[5]	16,900	16,257
	Freddie Mac Pool #QF7144 5.50% 2/1/2053[5]	5,000	4,988
	Freddie Mac Pool #SD8314 4.50% 4/1/2053[5]	218	209
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[5]	5,246	5,147
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[5]	624	611
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[5]	13,493	13,436
	Freddie Mac Pool #QG1023 5.50% 4/1/2053[5]	5,000	4,978
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[5]	9,984	9,941
	Freddie Mac Pool #QG3365 5.50% 5/1/2053[5]	5,000	4,978
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[5]	1,718	1,685
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[5]	26,570	26,457
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[5]	927	951
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[5]	778	797
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[5]	756	780
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[5]	725	751
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[5]	499	517
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[5]	388	400
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[5]	269	275
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[5]	198	206
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[5]	41,831	41,012
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[5]	69,423	69,129
	Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035[5]	52	52
	Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[5]	120	121
	Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[3,5]	3,461	3,452
	Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[5]	114	95
	Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[5]	109	91
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[5]	7,817	7,350

180	American Funds Insurance Series

The Bond Fund of America  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[5]	USD1,809	$1,691
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[5]	10,215	9,550
	Government National Mortgage Assn. 2.00% 7/1/2053[5,7]	6,025	5,066
	Government National Mortgage Assn. 2.50% 7/1/2053[5,7]	4,621	4,002
	Government National Mortgage Assn. 3.00% 7/1/2053[5,7]	9,198	8,220
	Government National Mortgage Assn. 3.50% 7/1/2053[5,7]	2,631	2,429
	Government National Mortgage Assn. 4.00% 7/1/2053[5,7]	1,048	992
	Government National Mortgage Assn. 4.50% 7/1/2053[5,7]	34,475	33,277
	Government National Mortgage Assn. 5.50% 7/1/2053[5,7]	46,140	45,927
	Government National Mortgage Assn. 3.50% 8/1/2053[5,7]	29,925	27,655
	Government National Mortgage Assn. 4.00% 8/1/2053[5,7]	42,107	39,875
	Government National Mortgage Assn. 5.00% 8/1/2053[5,7]	12,796	12,571
	Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[5]	11,598	11,097
	Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[5]	32	32
	Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049[5]	4,864	4,755
	Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[5]	10,735	10,008
	Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[5]	9,388	8,019
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[5]	3,423	2,917
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[5]	3,387	2,878
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[5]	3,984	3,394
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[5]	1,532	1,179
	Uniform Mortgage-Backed Security 2.00% 7/1/2038[5,7]	5,845	5,180
	Uniform Mortgage-Backed Security 2.50% 7/1/2038[5,7]	1,315	1,197
	Uniform Mortgage-Backed Security 4.00% 7/1/2038[5,7]	1,390	1,342
	Uniform Mortgage-Backed Security 2.50% 8/1/2038[5,7]	6,230	5,681
	Uniform Mortgage-Backed Security 2.00% 7/1/2053[5,7]	74,274	60,588
	Uniform Mortgage-Backed Security 2.50% 7/1/2053[5,7]	36,782	31,195
	Uniform Mortgage-Backed Security 3.00% 7/1/2053[5,7]	24,375	21,457
	Uniform Mortgage-Backed Security 3.50% 7/1/2053[5,7]	94,647	86,258
	Uniform Mortgage-Backed Security 4.00% 7/1/2053[5,7]	15,782	14,812
	Uniform Mortgage-Backed Security 5.00% 7/1/2053[5,7]	107,111	104,960
	Uniform Mortgage-Backed Security 5.50% 7/1/2053[5,7]	29,681	29,540
	Uniform Mortgage-Backed Security 5.50% 7/1/2053[5,7]	2,930	2,917
	Uniform Mortgage-Backed Security 6.00% 7/1/2053[5,7]	7,995	8,066
	Uniform Mortgage-Backed Security 2.00% 8/1/2053[5,7]	36,780	30,046
	Uniform Mortgage-Backed Security 2.50% 8/1/2053[5,7]	197,530	167,777
	Uniform Mortgage-Backed Security 3.00% 8/1/2053[5,7]	16,715	14,735
	Uniform Mortgage-Backed Security 3.50% 8/1/2053[5,7]	3,680	3,357
	Uniform Mortgage-Backed Security 4.00% 8/1/2053[5,7]	114,980	108,005
	Uniform Mortgage-Backed Security 4.50% 8/1/2053[5,7]	119,790	115,232
	Uniform Mortgage-Backed Security 5.50% 8/1/2053[5,7]	128,010	127,380
	Uniform Mortgage-Backed Security 6.00% 8/1/2053[5,7]	493,305	497,583
	Uniform Mortgage-Backed Security 6.50% 8/1/2053[5,7]	8,447	8,620

			2,933,632

Commercial mortgage-backed securities 1.72%	Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[5]	770	715
	Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[5]	100	91
	Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[3,5]	3,500	3,565
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[5]	205	189
	Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[5]	126	116
	Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[3,5]	2,444	2,309
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[5]	1,018	878
	Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[5]	295	245
	Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[5]	2,541	2,338
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[3,5]	781	736
	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.917% 5/15/2039[2,3,5]	8,575	8,527

American Funds Insurance Series	181

The Bond Fund of America  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.045% 4/15/2037[2,3,5]	USD3,822	$3,716
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.262% 6/15/2027[2,3,5]	8,476	8,476
	BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.893% 9/15/2036[2,3,5]	14,727	14,269
	BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 6.143% 9/15/2036[2,3,5]	570	547
	BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.092% 10/15/2036[2,3,5]	5,292	5,135
	BX Trust, Series 2021-ARIA, Class B, (1-month USD-LIBOR + 1.297%) 6.49% 10/15/2036[2,3,5]	995	959
	BX Trust, Series 2021-ARIA, Class C, (1-month USD-LIBOR + 1.646%) 6.839% 10/15/2036[2,3,5]	996	959
	BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 5.941% 11/15/2036[2,3,5]	12,622	12,297
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.638% 4/15/2037[2,3,5]	5,336	5,263
	BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 5.863% 6/15/2038[2,3,5]	3,653	3,561
	BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 6.063% 6/15/2038[2,3,5]	423	410
	BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 6.293% 6/15/2038[2,3,5]	286	276
	BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 6.593% 6/15/2038[2,3,5]	723	695
	BX Trust, Series 2021-ACNT, Class A, (1-month USD-LIBOR + 0.85%) 6.043% 11/15/2038[2,3,5]	9,979	9,741
	BX Trust, Series 2021-ACNT, Class B, (1-month USD-LIBOR + 1.25%) 6.443% 11/15/2038[2,3,5]	339	331
	BX Trust, Series 2021-ACNT, Class C, (1-month USD-LIBOR + 1.50%) 6.693% 11/15/2038[2,3,5]	100	97
	BX Trust, Series 2021-ACNT, Class D, (1-month USD-LIBOR + 1.85%) 7.043% 11/15/2038[2,3,5]	151	146
	BX Trust, Series 2022-GPA, Class A, (1-month USD CME Term SOFR + 2.165%) 7.312% 10/15/2039[2,3,5]	3,198	3,199
	BX Trust, Series 2023-VLT2, Class A, (1-month USD CME Term SOFR + 2.281%) 7.34% 6/15/2040[2,3,5]	3,891	3,886
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[2,3,5]	19,044	19,045
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[5]	610	570
	Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 4/10/2047[5]	350	338
	CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[5]	1,137	1,092
	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[5]	200	182
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 6.273% 7/15/2038[2,3,5]	2,776	2,724
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 6.573% 7/15/2038[2,3,5]	633	619
	Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 6.893% 7/15/2038[2,3,5]	864	842
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 7.443% 7/15/2038[2,3,5]	661	644
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[5]	2,432	2,429
	Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[2,5]	449	425
	Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[2,5]	1,897	1,479
	Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.148%) 6.295% 12/15/2036 (1-month USD CME Term SOFR + 1.348% on 12/15/2023)[1,2,5]	3,894	3,850

182	American Funds Insurance Series

The Bond Fund of America  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)	GS Mortgage Securities Trust, Series 2022-SHIP, Class A, (1-month USD CME Term SOFR + 0.731%) 5.878% 8/15/2024[2,3,5]	USD1,317	$1,309
	GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[5]	400	361
	GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[5]	100	93
	GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[5]	1,536	1,252
	ILPT Commercial Mortgage Pass-through Certificates, Series 2022-LPF2, Class A, (1-month USD CME Term SOFR + 2.245%) 7.392% 10/15/2039[2,3,5]	3,391	3,388
	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[5]	3,280	3,225
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[5]	640	591
	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[5]	240	218
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[2,5]	7,867	6,287
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[3,5]	2,040	1,894
	MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.062% 4/15/2038[2,3,5]	154	151
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[5]	5,446	5,283
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[5]	410	389
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[5]	245	229
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[5]	730	675
	SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[2,5]	4,065	3,268
	SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 5.77% 7/15/2036[2,3,5]	9,351	9,080
	SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 6.119% 7/15/2036[2,3,5]	1,000	971
	SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 5.924% 11/15/2038[2,3,5]	8,739	8,499
	SREIT Trust, Series 2021-MFP, Class B, (1-month USD-LIBOR + 1.079%) 6.273% 11/15/2038[2,3,5]	263	255
	SREIT Trust, Series 2021-MFP, Class C, (1-month USD-LIBOR + 1.329%) 6.522% 11/15/2038[2,3,5]	141	136
	Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 9/15/2048[5]	2,373	2,252
	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[5]	2,550	2,388
	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[5]	1,019	889
	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[5]	205	190

			181,184

Collateralized mortgage-backed obligations (privately originated) 1.13%	Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[2,3,5]	2,651	2,128
	Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[2,5]	120	110
	Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,2,5]	5,724	5,193
	BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[2,3,5]	849	758
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[2,3,5]	526	495
	BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[2,5]	4,663	4,085
	Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[2,3,5]	2,649	2,493
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[2,3,5]	603	578
	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[2,3,5]	1,451	1,376
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[2,3,5]	6,565	6,046
	Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[2,3,5]	193	174

American Funds Insurance Series	183

The Bond Fund of America  (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[2,3,5]	USD1,574	$1,310
	Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.817% 5/25/2042[2,3,5]	298	304
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.467% 12/25/2042[2,3,5]	664	669
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.367% 5/25/2043[2,3,5]	3,574	3,593
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.967% 6/25/2043[2,3,5]	2,505	2,514
	Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[2,5]	1,575	1,411
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[2,3,5]	8,924	8,695
	Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[2,5]	2,002	2,159
	Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[2,5]	2,550	2,559
	Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[2,3,5]	2,013	1,626
	Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[2,3,5]	1,882	1,520
	Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[2,3,5]	1,980	1,599
	Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[2,3,5]	3,106	2,519
	Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[2,3,5]	2,159	1,744
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.067% 4/25/2042[2,3,5]	1,376	1,380
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.267% 5/25/2042[2,3,5]	66	66
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.017% 6/25/2042[2,3,5]	250	254
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.217% 9/25/2042[2,3,5]	535	538
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.767% 9/25/2042[2,3,5]	1,519	1,568
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 7.00% 2/25/2050[2,3,5]	2,638	2,647
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (1-month USD-LIBOR + 6.00%) 11.15% 8/25/2050[2,3,5]	881	979
	GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[2,3,5]	3,272	2,736
	Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[2,5]	5,165	4,511
	Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[2,3,5]	863	697
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,2,5]	3,329	3,199
	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[2,3,5]	804	747
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,2,5]	2,488	2,311
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 6.00% 11/25/2055[2,3,5]	16,160	15,976
	MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[2,3,5]	2,874	2,536
	PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[2,3,5]	3,400	2,799
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[2,5]	1,124	1,024
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[2,3,5]	2,415	2,320
	Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[2,5]	10,053	8,787
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[2,8]	1,680	1,486
	Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[2,5]	5,033	4,481
	Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[2,5]	2,229	2,180

			118,880

	Total mortgage-backed obligations		3,233,696

184	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)

U.S. Treasury bonds & notes 23.16%
U.S. Treasury 20.12%	U.S. Treasury 2.25% 12/31/2023	USD378		$373
	U.S. Treasury 1.50% 2/29/2024	407		396
	U.S. Treasury 2.125% 2/29/2024	7,655		7,495
	U.S. Treasury 4.50% 11/30/2024	41,180		40,752
	U.S. Treasury 3.875% 3/31/2025[9]	276,152		270,744
	U.S. Treasury 4.25% 5/31/2025	107,063		105,715
	U.S. Treasury 4.625% 6/30/2025	37,155		36,997
	U.S. Treasury 3.00% 7/15/2025	97,643		94,118
	U.S. Treasury 2.25% 11/15/2025	6,785		6,412
	U.S. Treasury 0.375% 12/31/2025	44,080		39,734
	U.S. Treasury 0.375% 1/31/2026	5,615		5,042
	U.S. Treasury 4.00% 2/15/2026	13,188		12,987
	U.S. Treasury 3.625% 5/15/2026	1,926		1,879
	U.S. Treasury 0.75% 5/31/2026	21,890		19,663
	U.S. Treasury 4.125% 6/15/2026	205		203
	U.S. Treasury 0.75% 8/31/2026	16,021		14,291
	U.S. Treasury 1.875% 2/28/2027	4,000		3,667
	U.S. Treasury 2.75% 4/30/2027	11,500		10,862
	U.S. Treasury 2.625% 5/31/2027	43,530		40,896
	U.S. Treasury 2.25% 11/15/2027[9]	105,830		97,464
	U.S. Treasury 6.125% 11/15/2027	24,000		25,804
	U.S. Treasury 1.125% 2/29/2028	9,895		8,622
	U.S. Treasury 4.00% 2/29/2028	4,750		4,715
	U.S. Treasury 3.625% 3/31/2028	13		13
	U.S. Treasury 3.625% 5/31/2028	90,450		88,460
	U.S. Treasury 4.00% 6/30/2028	24,000		23,886
	U.S. Treasury 1.00% 7/31/2028	5,630		4,828
	U.S. Treasury 1.125% 8/31/2028	13,555		11,678
	U.S. Treasury 5.25% 11/15/2028	5,700		5,994
	U.S. Treasury 2.375% 5/15/2029	4,070		3,710
	U.S. Treasury 3.875% 12/31/2029[9]	264,735		262,366
	U.S. Treasury 4.00% 2/28/2030	38,255		38,222
	U.S. Treasury 3.75% 5/31/2030	22,646		22,325
	U.S. Treasury 3.75% 6/30/2030	18,000		17,783
	U.S. Treasury 1.625% 5/15/2031	1,630		1,385
	U.S. Treasury 4.125% 11/15/2032	114		116
	U.S. Treasury 3.375% 5/15/2033	111,174		107,384
	U.S. Treasury 4.25% 5/15/2039[9]	102,285		106,981
	U.S. Treasury 1.125% 5/15/2040	103,968		67,416
	U.S. Treasury 1.375% 11/15/2040	24,540		16,422
	U.S. Treasury 1.875% 2/15/2041	36,900		26,792
	U.S. Treasury 2.00% 11/15/2041	57		42
	U.S. Treasury 2.375% 2/15/2042	2,701		2,103
	U.S. Treasury 3.875% 5/15/2043	29,819		29,175
	U.S. Treasury 3.00% 2/15/2049	129,850		109,802
	U.S. Treasury 2.875% 5/15/2049	290		240
	U.S. Treasury 1.25% 5/15/2050	3,390		1,905
	U.S. Treasury 1.875% 11/15/2051	4,670		3,080
	U.S. Treasury 2.875% 5/15/2052	990		819
	U.S. Treasury 4.00% 11/15/2052	13,243		13,588
	U.S. Treasury 3.625% 2/15/2053[9]	318,152		305,015

				2,120,361

U.S. Treasury inflation-protected securities 3.04%	U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[10]	–	[6]	–	[6]
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[10]	67,156		65,184
	U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[10]	19,310		18,518
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[10]	55,723		53,356
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[10]	5,716		5,346
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[10]	51,430		47,612

American Funds Insurance Series	185

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[10]	USD73,752	$69,161
	U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[10]	5,427	5,349
	U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028[9,10]	55,297	51,741
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[10]	6,228	4,152
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[10]	185	123
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[10]	59	57

			320,599

	Total U.S. Treasury bonds & notes		2,440,960

Asset-backed obligations 4.89%
	ACHV ABS Trust, Series 2023-1, Class A, 6.42% 3/18/2030[2,5]	104	104
	Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 8/17/2026[2,5]	701	682
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[2,5]	409	395
	Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[2,5]	305	299
	American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 6/15/2026[2,5]	317	316
	American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 6/15/2026[2,5]	2,500	2,462
	American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[2,5]	360	356
	American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.89% 10/13/2026[2,5]	1,232	1,229
	American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[2,5]	488	483
	American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[2,5]	806	777
	American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[2,5]	1,121	1,088
	American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[2,5]	2,748	2,633
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[2,5]	396	382
	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[5]	1,535	1,535
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[5]	997	941
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[5]	1,109	1,014
	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[5]	2,613	2,348
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[2,5]	2,755	2,729
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[2,5]	2,210	2,146
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[2,5]	7,689	7,157
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,5]	2,427	2,201
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[2,5]	623	574
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 4.25% 2/20/2027[2,5]	1,279	1,191
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[2,5]	3,445	3,031
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[2,5]	531	463
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[2,5]	193	167
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[2,5]	6,724	6,674
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[2,5]	5,059	5,056
	Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 6.379% 11/20/2030[2,3,5]	535	531

186	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Asset-backed obligations (continued)
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[2,5]	USD134	$128
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[2,5]	269	238
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[2,5]	3,707	3,199
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[2,5]	474	392
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[5]	695	693
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[5]	210	192
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[5]	206	188
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[5]	341	327
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[2,5]	15,521	12,930
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[2,5]	6,025	4,931
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[2,5]	657	519
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[2,5]	612	556
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,5]	18,497	16,618
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,5]	1,926	1,612
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[2,5]	3,362	3,007
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[2,5]	364	303
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,5]	5,994	5,201
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[2,5]	1,898	1,610
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[2,5]	14,984	14,623
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[2,5]	6,572	6,390
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[2,5]	2,146	1,860
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[2,5]	4,446	3,865
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[2,5]	407	342
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[2,5]	1,110	1,096
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 9/15/2026[2,5]	110	110
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[2,5]	590	567
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[2,5]	1,263	1,260
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[2,5]	2,111	2,056
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[2,5]	2,797	2,698
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[5]	9,641	9,437
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 10/15/2026[5]	2,356	2,340
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 6/15/2027[5]	2,918	2,877
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[5]	4,053	3,814
DriveTime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2/18/2025[2,5]	448	448
DriveTime Auto Owner Trust, Series 2019-3, Class D, 2.96% 4/15/2025[2,5]	775	769
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[2,5]	560	548
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[2,5]	745	725
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[2,5]	449	416
DriveTime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 1/15/2027[2,5]	482	479
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[2,5]	1,231	1,191
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[2,5]	832	775
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[2,5]	659	657
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[2,5]	397	345
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[2,5]	897	864
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[2,5]	1,351	1,323
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 3/17/2025[2,5]	1,683	1,673
Exeter Automobile Receivables Trust, Series 2023-1, Class A2, 5.61% 6/16/2025[5]	267	267
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 7/15/2025[5]	56	56
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/2025[2,5]	1,948	1,927
Exeter Automobile Receivables Trust, Series 2023-3, Class A2, 6.11% 9/15/2025[5]	198	198
Exeter Automobile Receivables Trust, Series 2022-2A, Class A3, 2.80% 11/17/2025[5]	566	563
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[5]	355	354
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[2,5]	591	578
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 6/15/2026[5]	1,508	1,475
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[5]	1,012	990
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[5]	100	100
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[5]	3,047	3,003

American Funds Insurance Series	187

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Asset-backed obligations (continued)
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[5]	USD568	$558
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[5]	2,612	2,422
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[5]	232	232
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[5]	418	417
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[5]	271	258
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[5]	758	758
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[5]	462	461
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[2,5]	1,014	1,019
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[5]	1,184	1,169
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[2,5]	17,891	16,073
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[2,5]	1,378	1,217
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[2,5]	1,733	1,635
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A, 5.14% 3/15/2026[5]	2,583	2,571
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028[5]	765	764
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029[5]	597	596
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 1/15/2030[2,5]	17,675	17,661
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[2,5]	2,180	2,152
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[2,5]	30,070	28,909
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[2,5]	1,619	1,524
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[2,5]	4,218	4,133
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[2,5]	5,833	5,776
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[2,5]	1,915	1,681
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[2,5]	1,354	1,153
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[2,5]	151	125
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[2,5]	2,662	2,371
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[2,5]	9,210	7,912
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[2,5]	2,573	2,224
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[2,5]	201	170
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[2,5]	710	707
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[2,5]	4,815	4,768
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[2,5]	2,703	2,758
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.45% 6/15/2028[2,5]	1,600	1,599
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[2,5]	948	946
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[2,5,8]	8,590	8,590
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[2,5]	12,703	11,909
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[2,5]	1,171	1,096
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[2,5]	810	754
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[2,5]	17,770	15,511
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[2,5]	1,264	1,106
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[2,5]	859	742
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[5]	342	340
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.38% 6/21/2029[5]	188	187
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[2,5]	541	527
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[2,5]	1,781	1,773
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[2,5]	304	288
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[2,5]	908	898
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[2,5]	706	698
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[2,5]	2,263	2,253
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[2,5]	438	433
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[2,5]	861	849
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[2,5]	615	606
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[2,5]	1,361	1,340
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[2,5]	623	621
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[2,5]	123	121
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 6.261% 7/21/2030[2,3,5]	875	868
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 6.41% 4/15/2029[2,3,5]	476	473

188	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)

Asset-backed obligations (continued)
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1,
8.25% 1/15/2028[5,8,11]	USD1,006	$1,003
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[5,8,11]	150	150
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[2,5]	3,155	3,126
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[2,5]	3,707	3,201
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[2,5]	2,321	1,964
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[2,5]	832	715
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[2,5]	4,226	3,686
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[2,5]	274	244
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[2,5]	4,776	4,242
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[2,5]	10,931	9,721
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 5.886% 4/20/2062[2,3,5]	3,519	3,455
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,5]	50,765	43,323
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 6.225% 7/25/2030[2,3,5]	258	255
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[2,5]	196	186
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 6.15% 4/20/2029[2,3,5]	219	218
PFS Financing Corp., Series 2021-B, Class A, 0.775% 8/17/2026[2,5]	7,884	7,424
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[2,5]	1,721	1,668
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[2,5]	1,710	1,713
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[2,5]	4,558	4,532
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 10/15/2024[2,5]	67	67
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 8/15/2025[2,5]	1,355	1,345
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[2,5]	238	237
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.365%) 6.40% 7/25/2051[2,3,5]	414	409
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 7/15/2025[5]	463	462
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[5]	463	463
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 6/15/2026[5]	1,709	1,685
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[5]	2,198	2,143
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[5]	917	899
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[5]	1,802	1,704
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[5]	1,659	1,626
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[5]	2,236	2,089
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[5]	856	830
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[2,5]	2,043	2,044
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[2,5]	624	624
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[2,5]	361	360
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[2,5]	2,550	2,191
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[2,5]	470	393
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[2,5]	2,305	2,007
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[2,5]	2,872	2,576
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[2,5]	425	344
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[2,5]	1,012	916
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[2,5]	1,135	1,009
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[2,5]	2,022	1,842
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[2,5]	2,767	2,428
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[2,5]	1,154	1,049
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[2,5]	2,085	1,831
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2/20/2046[2,5]	5,900	4,984
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2/20/2046[2,5]	330	275
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[2,5]	4,960	4,261
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[2,5]	4,145	3,598

American Funds Insurance Series	189

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Asset-backed obligations (continued)
	TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[2,5]	USD124	$101
	Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[2,5]	6,000	5,828
	Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[2,5]	9,870	8,472
	Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[2,5]	3,385	2,846
	Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[2,5]	329	271
	Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[5]	1,215	1,205
	Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[2,5]	5,380	5,338
	Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 11/17/2025[2,5]	1,012	999
	Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[2,5]	3,023	2,905
	Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 7/15/2026[2,5]	1,690	1,667
	Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[2,5]	2,181	2,085
	Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[2,5]	180	180
	Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[2,5]	1,446	1,340
	Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[2,5]	1,799	1,797

			515,920

Municipals 1.52%
California 0.03%	G.O. Bonds, Series 2009, 7.50% 4/1/2034	2,100	2,561
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	450	367

			2,928

Illinois 1.38%	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	65	65
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	31,050	29,373
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	8,945	8,526
	City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	2,500	2,232
	G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	107,000	105,260

			145,456

New York 0.04%	Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 2.202% 3/15/2034	6,390	5,032

Texas 0.03%	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,075	3,004

Wisconsin 0.04%	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,570	4,289

	Total municipals		160,709

Bonds & notes of governments & government agencies outside the U.S. 1.25%
	Chile (Republic of) 4.00% 1/31/2052	580	474
	Colombia (Republic of) 7.50% 2/2/2034	2,530	2,481
	Dominican Republic 5.95% 1/25/2027[2]	8,100	7,959
	Dominican Republic 7.05% 2/3/2031[2]	680	679
	Greece (Hellenic Republic of) 3.875% 6/15/2028	EUR21,570	23,974
	Greece (Hellenic Republic of) 1.50% 6/18/2030	10,830	10,283

190	American Funds Insurance Series

The Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. (continued)
	Greece (Hellenic Republic of) 0.75% 6/18/2031	EUR9,600	$ 8,414
	Greece (Hellenic Republic of) 4.25% 6/15/2033	23,825	27,244
	Indonesia Asahan Aluminium (Persero) PT 5.71% 11/15/2023[2]	USD1,020	1,016
	Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050[2]	1,150	1,016
	Panama (Republic of) 3.362% 6/30/2031	13,834	11,908
	Paraguay (Republic of) 5.00% 4/15/2026	1,250	1,242
	Poland (Republic of) 5.75% 11/16/2032	555	583
	Poland (Republic of) 4.875% 10/4/2033	830	816
	Portuguese Republic 5.125% 10/15/2024	24,775	24,626
	Qatar (State of) 4.50% 4/23/2028[2]	5,100	5,110
	Qatar (State of) 5.103% 4/23/2048[2]	3,400	3,395

			131,220

Federal agency bonds & notes 0.11%
	Fannie Mae 2.125% 4/24/2026[9]	11,910	11,147

	Total bonds, notes & other debt instruments (cost: $10,634,674,000)		10,067,291

Common stocks 0.00%		Shares
Energy 0.00%	FORESEA Holding SA, Class C, nonvoting shares[2,8,12]	555	13
	FORESEA Holding SA, Class B2,8,12	61	1

	Total common stocks (cost: $8,000)		14

Short-term securities 19.05%

Money market investments 19.05%
	Capital Group Central Cash Fund 5.15%[13,14]	20,073,402	2,007,541

	Total short-term securities (cost: $2,007,086,000)		2,007,541

	Total investment securities 114.56% (cost: $12,641,768,000)		12,074,846
	Other assets less liabilities (14.56)%		(1,534,491)

	Net assets 100.00%		$10,540,355

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2023 (000)
30 Day Federal Funds Futures	Short	1	July 2023	USD(395)	$– [6]
30 Day Federal Funds Futures	Short	17	October 2023	(6,706)	22
30 Day Federal Funds Futures	Short	7	November 2023	(2,759)	5
3 Month SOFR Futures	Long	153	September 2023	36,253	36
3 Month SOFR Futures	Long	7,642	December 2023	1,807,333	(3,654)
3 Month SOFR Futures	Short	4,916	March 2024	(1,163,126)	413
3 Month SOFR Futures	Long	182	September 2024	43,334	(75)
2 Year U.S. Treasury Note Futures	Long	6,747	September 2023	1,371,960	(12,221)
5 Year U.S. Treasury Note Futures	Long	12,198	September 2023	1,306,330	(13,244)
10 Year Euro-Bund Futures	Short	403	September 2023	(58,813)	782
10 Year Japanese Government Bond Futures	Short	50	September 2023	(51,474)	(177)
10 Year U.S. Treasury Note Futures	Long	10,107	September 2023	1,134,669	(16,854)
10 Year Ultra U.S. Treasury Note Futures	Short	6,061	September 2023	(717,850)	7,380

American Funds Insurance Series	191

The Bond Fund of America (continued)

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2023 (000)
20 Year U.S. Treasury Bond Futures	Short	2,654	September 2023	USD(336,809)	(121)
30 Year Ultra U.S. Treasury Bond Futures	Long	3,651	September 2023	497,335	4,468

					$(33,240)

Forward currency contracts
						Unrealized
						appreciation
Contract amount						(depreciation)
Currency purchased		Currency sold			Settlement	at 6/30/2023
(000)		(000)		Counterparty	date	(000)

USD	4,632	MYR	21,170	BNP Paribas	7/7/2023	$70

EUR	2,000	USD	2,153	BNP Paribas	7/7/2023	31

USD	629	EUR	582	Goldman Sachs	7/7/2023	(6)

MYR	21,170	USD	4,608	HSBC Bank	7/7/2023	(46)

MXN	150,290	USD	8,716	HSBC Bank	7/11/2023	45

USD	1,745	IDR	25,943,000	JPMorgan Chase	7/11/2023	21

IDR	25,943,000	USD	1,744	BNP Paribas	7/11/2023	(20)

JPY	243,400	USD	1,757	Bank of America	7/11/2023	(67)

USD	9,095	MXN	160,010	HSBC Bank	7/11/2023	(233)

USD	37,171	KRW	47,448,000	JPMorgan Chase	7/17/2023	1,134

USD	56,539	EUR	52,030	Citibank	7/17/2023	(287)

KRW	47,448,000	USD	37,346	HSBC Bank	7/17/2023	(1,309)

USD	1,295	EUR	1,180	Morgan Stanley	7/24/2023	6

USD	2,945	EUR	2,681	UBS AG	7/25/2023	16

USD	12,881	EUR	11,740	Bank of America	7/27/2023	51

JPY	730,350	USD	5,095	HSBC Bank	7/27/2023	(11)

USD	1,074	KRW	1,415,000	JPMorgan Chase	8/11/2023	(2)
KRW	1,415,000	USD	1,092	Citibank	8/11/2023	(16)

						$(623)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

								Unrealized
							Upfront	appreciation
Receive		Pay			Notional	Value at	premium	(depreciation)
	Payment		Payment	Expiration	amount	6/30/2023	paid	at 6/30/2023
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

SOFR	Annual	0.471%	Annual	10/26/2023	USD87,775	$ 1,355	$–	$ 1,355

0.45801%	Annual	SOFR	Annual	10/26/2023	85,775	(1,327)	–	(1,327)

4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	65,416	(219)	–	(219)

4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	95,844	(317)	–	(317)

4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	130,900	(436)	–	(436)

3.497%	Annual	U.S. EFFR	Annual	6/16/2024	27,000	(473)	–	(473)

3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	72,532	(1,250)	–	(1,250)

3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	78,378	(1,349)	–	(1,349)

3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	4,154	(74)	–	(74)

192	American Funds Insurance Series

The Bond Fund of America (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay						Unrealized
							Upfront	appreciation
					Notional	Value at	premium	(depreciation)
	Payment		Payment	Expiration	amount	6/30/2023	paid	at 6/30/2023
Rate	frequency	Rate	frequency	date	(000)	(000)	(000)	(000)

3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	USD19,800	$ (358)	$–	$ (358)

SOFR	Annual	3.2975%	Annual	3/8/2051	39,095	(373)	–	(373)

						$(4,821)	$–	$(4,821)

Credit default swaps

Centrally cleared credit default swaps on credit indices – buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2023 (000)
CDX.NA.IG.40	1.00%	Quarterly	6/20/2028	USD105,948	$(1,583)	$(1,029)	$ (554)
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028	52,895	(1,464)	(403)	(1,061)

					$(3,047)	$(1,432)	$(1,615)

Investments in affiliates[14]

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 6/30/2023 (000)	Dividend income (000)
Short-term securities 19.05%
Money market investments 19.05%
Capital Group Central Cash Fund 5.15%[13]	$1,425,720	$3,767,938	$3,186,502	$128	$257	$2,007,541	$43,566

Restricted securities[11]

	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[5,8]	12/6/2022	$1,006	$1,003	.01%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[5,8]	12/6/2022	150	150	.00 [15]

Total		$1,156	$1,153	.01%

American Funds Insurance Series	193

The Bond Fund of America (continued)

[1]	Step bond; coupon rate may change at a later date.

[2]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,439,489,000, which represented 13.66% of the net assets of the fund.

[3]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Scheduled interest and/or principal payment was not received.

[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Amount less than one thousand.

[7]	Purchased on a TBA basis.

[8]	Value determined using significant unobservable inputs.

[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $74,570,000, which represented .71% of the net assets of the fund.

[10]	Index-linked bond whose principal amount moves with a government price index.

[11]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $1,153,000, which represented .01% of the net assets of the fund.

[12]	Security did not produce income during the last 12 months.

[13]	Rate represents the seven-day yield at 6/30/2023.

[14]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

[15]	Amount less than .01%.

194	American Funds Insurance Series

The Bond Fund of America (continued)

Key to abbreviations

Assn. = Association

Auth. = Authority

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

EFFR = Effective Federal Funds Rate

EUR = Euros

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

IDR = Indonesian rupiah

JPY = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer	to the notes to financial statements.

American Funds Insurance Series	195

Capital World Bond Fund

Investment portfolio June 30, 2023	unaudited

Bonds, notes & other debt instruments 93.12%		Principal amount (000)	Value (000)
Euros 20.62%	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[1]	EUR2,800	$ 2,424
	Albania (Republic of) 5.90% 6/9/2028	800	856
	Altria Group, Inc. 3.125% 6/15/2031	800	753
	American Honda Finance Corp. 1.95% 10/18/2024	560	595
	American Tower Corp. 0.45% 1/15/2027	2,525	2,392
	American Tower Corp. 0.875% 5/21/2029	1,470	1,308
	AT&T, Inc. 1.60% 5/19/2028	2,350	2,297
	AT&T, Inc. 4.30% 11/18/2034	260	285
	Austria (Republic of) 0% 2/20/2031	3,530	3,077
	Banco de Sabadell, SA 2.625% 3/24/2026 (5-year EUR Mid-Swap + 2.20% on 3/24/2025)[1]	500	519
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]	2,100	2,247
	Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	5,296
	Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[1]	2,800	2,862
	Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	3,000	3,258
	Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	940
	BPCE 4.625% 7/18/2023	1,200	1,310
	BPCE 1.00% 4/1/2025	2,900	2,987
	BPCE 4.50% 1/13/2033	1,400	1,534
	British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]	2,400	2,205
	Bulgaria (Republic of) 4.50% 1/27/2033	865	937
	CaixaBank, SA 2.25% 4/17/2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	2,400	2,432
	Celanese US Holdings, LLC 4.777% 7/19/2026	235	250
	Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[1]	2,100	1,813
	Deutsche Bank AG 4.00% 6/24/2032
	(3-month EUR-EURIBOR + 3.30% on 6/24/2027)[1]	700	673
	Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	285
	Dow Chemical Co. (The) 0.50% 3/15/2027	1,110	1,054
	E.ON SE 1.625% 3/29/2031	810	768
	Egypt (Arab Republic of) 5.625% 4/16/2030	300	182
	Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	1,400	1,236
	Equinor ASA 1.375% 5/22/2032	2,550	2,315
	European Investment Bank 0.25% 1/20/2032	4,900	4,241
	European Investment Bank 1.50% 6/15/2032	1,000	963
	European Union 0% 7/6/2026	1,600	1,585
	European Union 0.25% 10/22/2026	610	604
	European Union 0% 7/4/2031	705	607
	European Union 0% 7/4/2035	220	166
	European Union 0.20% 6/4/2036	1,500	1,128
	Finland (Republic of) 3.00% 9/15/2033	2,740	2,991
	Finland (Republic of) 2.75% 4/15/2038	380	396
	French Republic O.A.T. 0.75% 2/25/2028	4,500	4,453
	French Republic O.A.T. 0% 11/25/2030	19,550	17,337
	French Republic O.A.T. 0% 5/25/2032	2,120	1,798
	French Republic O.A.T. 2.00% 11/25/2032	4,260	4,309
	French Republic O.A.T. 0.50% 5/25/2040	2,080	1,482
	French Republic O.A.T. 0.75% 5/25/2052	2,850	1,694
	French Republic O.A.T. 3.00% 5/25/2054	2,140	2,207
	Germany (Federal Republic of) 2.50% 3/13/2025	6,245	6,731
	Germany (Federal Republic of) 0% 4/11/2025	2,100	2,167
	Germany (Federal Republic of) 0% 10/9/2026	6,060	6,039
	Germany (Federal Republic of) 0% 4/16/2027	32,700	32,252
	Germany (Federal Republic of) 1.30% 10/15/2027	6,380	6,589
	Germany (Federal Republic of) 0% 2/15/2030	13,340	12,425
	Germany (Federal Republic of) 0% 8/15/2030	6,285	5,796
	Germany (Federal Republic of) 0% 8/15/2031	12,600	11,378

196	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Euros (continued)	Germany (Federal Republic of) 1.70% 8/15/2032	EUR2,381	$ 2,457
	Germany (Federal Republic of) 1.00% 5/15/2038	1,175	1,046
	Germany (Federal Republic of) 0% 8/15/2050	1,200	703
	Goldman Sachs Group, Inc. 3.375% 3/27/2025[2]	5,000	5,384
	Goldman Sachs Group, Inc. 1.00% 3/18/2033[2]	2,705	2,199
	Greece (Hellenic Republic of) 3.875% 6/15/2028	15,835	17,600
	Greece (Hellenic Republic of) 1.50% 6/18/2030	2,760	2,621
	Greece (Hellenic Republic of) 0.75% 6/18/2031	700	614
	Greece (Hellenic Republic of) 1.75% 6/18/2032	4,730	4,433
	Greece (Hellenic Republic of) 4.25% 6/15/2033	985	1,126
	Greece (Hellenic Republic of) 1.875% 1/24/2052	7,918	5,504
	ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[1]	1,200	1,383
	Intesa Sanpaolo SpA 6.625% 9/13/2023	510	559
	Ireland (Republic of) 3.00% 10/18/2043	2,010	2,158
	Israel (State of) 2.875% 1/29/2024	1,180	1,278
	Italy (Republic of) 1.85% 7/1/2025	17,700	18,607
	Italy (Republic of) 1.35% 4/1/2030	7	7
	JPMorgan Chase & Co. 0.389% 2/24/2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1,2]	3,208	3,041
	KfW 0.125% 6/30/2025	590	603
	Lloyds Banking Group PLC 1.75% 9/7/2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]	2,400	2,599
	Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]	580	604
	Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)[1]	1,535	1,514
	Morocco (Kingdom of) 3.50% 6/19/2024	1,400	1,518
	Morocco (Kingdom of) 1.50% 11/27/2031	3,300	2,686
	NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]	2,725	2,373
	Philippines (Republic of) 0.25% 4/28/2025	875	891
	Portuguese Republic 0.475% 10/18/2030	1,610	1,469
	Portuguese Republic 3.50% 6/18/2038	3,140	3,429
	Quebec (Province of) 0.25% 5/5/2031	920	792
	Quebec (Province of) 0.50% 1/25/2032	1,155	993
	Romania 2.125% 3/7/2028	1,440	1,368
	Romania 2.00% 1/28/2032	1,605	1,290
	Romania 3.75% 2/7/2034	530	469
	Serbia (Republic of) 1.50% 6/26/2029	3,353	2,836
	Spain (Kingdom of) 1.45% 4/30/2029	1,890	1,872
	Spain (Kingdom of) 1.25% 10/31/2030	1,295	1,231
	Spain (Kingdom of) 0.50% 10/31/2031	1,247	1,088
	Spain (Kingdom of) 3.15% 4/30/2033	3,647	3,901
	Spain (Kingdom of) 3.55% 10/31/2033	4,790	5,275
	Spain (Kingdom of) 3.90% 7/30/2039	530	591
	Spain (Kingdom of) 1.90% 10/31/2052	1,010	729
	State Grid Overseas Investment (2016), Ltd. 1.375% 5/2/2025	441	456
	State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	190
	Stryker Corp. 0.25% 12/3/2024	480	497
	Stryker Corp. 0.75% 3/1/2029	980	905
	Stryker Corp. 1.00% 12/3/2031	450	389
	TotalEnergies SE 1.75% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.765% on 4/4/2024)[1]	2,000	2,116
	Toyota Motor Credit Corp. 0.125% 11/5/2027	1,850	1,730
	Tunisia (Republic of) 6.75% 10/31/2023	3,609	3,669
	Ukraine 6.75% 6/20/2028	3,119	736
	Ukraine 6.75% 6/20/2028	1,225	289
	Ukraine 4.375% 1/27/2032[3]	2,705	649

			300,895

American Funds Insurance Series	197

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Japanese yen 7.58%	Japan, Series 18, 0.10% 3/10/2024[4]	JPY1,078,241	$ 7,622
	Japan, Series 19, 0.10% 9/10/2024[4]	470,027	3,350
	Japan, Series 346, 0.10% 3/20/2027	777,900	5,419
	Japan, Series 356, 0.10% 9/20/2029	2,220,800	15,364
	Japan, Series 116, 2.20% 3/20/2030	576,100	4,536
	Japan, Series 26, 0.005% 3/10/2031[4]	534,341	3,981
	Japan, Series 362, 0.10% 3/20/2031	737,200	5,049
	Japan, Series 152, 1.20% 3/20/2035	987,100	7,344
	Japan, Series 21, 2.30% 12/20/2035	720,000	6,014
	Japan, Series 162, 0.60% 9/20/2037	1,617,000	11,055
	Japan, Series 179, 0.50% 12/20/2041	196,950	1,263
	Japan, Series 182, 1.10% 9/20/2042	1,559,050	11,049
	Japan, Series 37, 0.60% 6/20/2050	694,500	4,128
	Japan, Series 73, 0.70% 12/20/2051	1,568,700	9,462
	Japan, Series 74, 1.00% 3/20/2052	246,100	1,604
	Japan, Series 76, 1.40% 9/20/2052	991,950	7,130
	Philippines (Republic of) 0.001% 4/12/2024	900,000	6,206

			110,576

British pounds 4.48%	American Honda Finance Corp. 0.75% 11/25/2026	GBP1,420	1,510
	Asian Development Bank 1.125% 6/10/2025	740	859
	KfW 1.125% 7/4/2025	1,165	1,349
	Lloyds Bank PLC 7.625% 4/22/2025	655	840
	Quebec (Province of) 2.25% 9/15/2026	1,870	2,134
	United Kingdom 0.125% 1/30/2026	425	476
	United Kingdom 1.25% 7/22/2027	3,060	3,376
	United Kingdom 4.25% 12/7/2027	5,910	7,326
	United Kingdom 4.75% 12/7/2030	8,230	10,686
	United Kingdom 0.25% 7/31/2031	11,850	10,868
	United Kingdom 1.00% 1/31/2032	10,970	10,597
	United Kingdom 4.25% 6/7/2032	3,010	3,803
	United Kingdom 0.625% 7/31/2035	210	173
	United Kingdom 3.75% 1/29/2038	3,015	3,515
	United Kingdom 0.875% 1/31/2046	4,917	3,077
	United Kingdom 1.25% 7/31/2051	4,045	2,547
	United Kingdom 3.75% 10/22/2053	1,870	2,112
	United Kingdom 1.125% 10/22/2073	225	111

			65,359

Chinese yuan renminbi 3.36%	China (People’s Republic of), Series INBK, 2.44% 10/15/2027	CNY23,520	3,237
	China (People’s Republic of), Series 1906, 3.29% 5/23/2029	22,340	3,206
	China (People’s Republic of), Series INBK, 2.75% 2/17/2032	59,810	8,248
	China (People’s Republic of), Series INBK, 2.88% 2/25/2033	22,240	3,115
	China (People’s Republic of), Series 1910, 3.86% 7/22/2049	81,080	12,688
	China (People’s Republic of), Series INBK, 3.81% 9/14/2050	56,220	8,756
	China (People’s Republic of), Series INBK, 3.53% 10/18/2051	45,510	6,780
	China Development Bank Corp., Series 1814, 4.15% 10/26/2025	20,900	2,987

			49,017

Brazilian reais 2.77%	Brazil (Federative Republic of) 0% 10/1/2023	BRL55,114	11,146
	Brazil (Federative Republic of) 0% 1/1/2024	86,272	16,965
	Brazil (Federative Republic of) 6.00% 8/15/2024[4]	13,905	2,865
	Brazil (Federative Republic of) 10.00% 1/1/2025	1,700	351
	Brazil (Federative Republic of) 10.00% 1/1/2033	2,594	522
	Brazil (Federative Republic of) 6.00% 8/15/2040[4]	1,939	432
	Brazil (Federative Republic of) 6.00% 8/15/2050[4]	34,201	7,673
	Brazilian Government International Bond 6.00% 8/15/2060[4]	1,939	440

			40,394

198	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mexican pesos 2.73%	América Móvil, SAB de CV 9.50% 1/27/2031	MXN70,580	$ 4,085
	Petroleos Mexicanos 7.19% 9/12/2024	61,629	3,340
	United Mexican States 0% 10/3/2024	7,575	389
	United Mexican States 4.50% 12/4/2025[4]	16,793	956
	United Mexican States, Series M, 7.50% 6/3/2027	251,720	13,999
	United Mexican States, Series M20, 8.50% 5/31/2029	140,400	8,129
	United Mexican States, Series M, 7.75% 5/29/2031	3,930	217
	United Mexican States, Series M30, 8.50% 11/18/2038	21,100	1,202
	United Mexican States, Series M, 8.00% 11/7/2047	7,830	418
	United Mexican States, Series M, 8.00% 7/31/2053	133,170	7,061

			39,796

South Korean won 2.05%	South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW5,183,670	3,791
	South Korea (Republic of), Series 2709, 3.125% 9/10/2027	4,513,500	3,352
	South Korea (Republic of), Series 2712, 2.375% 12/10/2027	5,158,930	3,709
	South Korea (Republic of), Series 3212, 4.25% 12/10/2032	24,004,520	19,010

			29,862

Canadian dollars 2.01%	Canada 0.75% 10/1/2024	CAD6,860	4,928
	Canada 0.25% 3/1/2026	5,800	3,945
	Canada 3.50% 3/1/2028	24,018	17,993
	Canada 2.75% 12/1/2048	3,500	2,463

			29,329

Australian dollars 1.89%	Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD6,610	3,657
	Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	5,789	3,036
	Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	9,735	5,922
	Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	20,520	13,320
	Australia (Commonwealth of), Series 168, 3.50% 12/21/2034	2,750	1,738

			27,673

Indonesian rupiah 1.61%	Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR22,733,000	1,569
	Indonesia (Republic of), Series 64, 6.125% 5/15/2028	20,866,000	1,399
	Indonesia (Republic of), Series 95, 6.375% 8/15/2028	34,820,000	2,371
	Indonesia (Republic of), Series 71, 9.00% 3/15/2029	26,010,000	1,984
	Indonesia (Republic of), Series 78, 8.25% 5/15/2029	129,751,000	9,551
	Indonesia (Republic of), Series 82, 7.00% 9/15/2030	2,930,000	204
	Indonesia (Republic of), Series 96, 7.00% 2/15/2033	61,346,000	4,308
	Indonesia (Republic of), Series 68, 8.375% 3/15/2034	27,353,000	2,102

			23,488

Colombian pesos 1.04%	Colombia (Republic of), Series B, 7.00% 3/26/2031	COP41,734,700	8,442
	Colombia (Republic of), Series B, 13.25% 2/9/2033	10,989,500	3,093
	Colombia (Republic of), Series B, 7.25% 10/26/2050	21,884,200	3,729

			15,264

South African rand 0.48%	South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR30,120	1,414
	South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	101,121	4,405
	South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	30,850	1,190

			7,009

Danish kroner 0.43%	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[5]	DKK53,963	5,961
	Realkredit Danmark AS 1.00% 10/1/2053[5]	2,669	278

			6,239

American Funds Insurance Series	199

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
New Zealand dollars 0.28%	New Zealand 4.50% 5/15/2030	NZD6,638	$4,055

Chilean pesos 0.25%	Chile (Republic of) 1.50% 3/1/2026[4]	CLP830,141	995
	Chile (Republic of) 5.00% 10/1/2028	955,000	1,167
	Chile (Republic of) 4.70% 9/1/2030	1,205,000	1,455

			3,617

Peruvian nuevos soles 0.16%	Peru (Republic of) 6.15% 8/12/2032	PEN9,010	2,373

Malaysian ringgits 0.15%	Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	MYR10,588	2,160

Indian rupees 0.08%	India (Republic of) 5.15% 11/9/2025	INR96,010	1,125

Romanian leu 0.07%	Romania 4.75% 2/24/2025	RON5,000	1,074

Polish zloty 0.07%	Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,028

Norwegian kroner 0.04%	Norway (Kingdom of) 2.125% 5/18/2032	NOK6,615	545

Ukrainian hryvnia 0.01%	Ukraine 10.95% 11/1/2023	UAH5,740	96
	Ukraine 9.99% 5/22/2024	7,168	121

			217

U.S. dollars 40.96%	1375209 B.C., Ltd. 9.00% 1/30/2028[6]	USD60	60
	7-Eleven, Inc. 0.95% 2/10/2026[6]	520	465
	7-Eleven, Inc. 1.30% 2/10/2028[6]	2,180	1,843
	7-Eleven, Inc. 1.80% 2/10/2031[6]	2,015	1,595
	Advisor Group Holdings, Inc. 10.75% 8/1/2027[6]	256	258
	AerCap Ireland Capital DAC 2.45% 10/29/2026	2,102	1,879
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[6]	660	510
	AG Issuer, LLC 6.25% 3/1/2028[6]	295	281
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[6]	103	106
	AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[1,6]	1,225	1,245
	Alabama Power Co. 3.00% 3/15/2052	980	663
	Albertsons Companies, Inc. 3.50% 3/15/2029[6]	190	165
	Alcoa Nederland Holding BV 4.125% 3/31/2029[6]	75	67
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[6]	290	273
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[6]	120	105
	Allied Universal Holdco, LLC 9.75% 7/15/2027[6]	175	155
	Allied Universal Holdco, LLC 6.00% 6/1/2029[6]	300	222
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[6]	200	203
	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 12.405% 6/13/2025[7,8]	570	518
	Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,678
	American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[5,6]	241	236

200	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)	American Electric Power Company, Inc. 1.00% 11/1/2025	USD250	$ 226
	American Express Co. 3.375% 5/3/2024	4,202	4,121
	Amgen, Inc. 2.20% 2/21/2027	445	405
	Amgen, Inc. 5.25% 3/2/2030	981	984
	Amgen, Inc. 5.25% 3/2/2033	2,687	2,692
	Amgen, Inc. 5.65% 3/2/2053	1,284	1,301
	AmWINS Group, Inc. 4.875% 6/30/2029[6]	135	122
	Anglo American Capital PLC 3.95% 9/10/2050[6]	521	387
	Angola (Republic of) 9.50% 11/12/2025	1,010	990
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[6]	110	82
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[6]	115	82
	Apache Corp. 5.10% 9/1/2040	30	24
	Apache Corp. 5.35% 7/1/2049	25	19
	Apple, Inc. 3.35% 8/8/2032	1,600	1,493
	ARD Finance SA 6.50% Cash 6/30/2027[6,9]	210	170
	Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[6]	245	213
	Argentine Republic 0.50% 7/9/2030 (0.75% on 7/9/2023)[1]	1,921	643
	Argentine Republic 1.50% 7/9/2035 (3.625% on 7/9/2023)[1]	3,025	910
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[6]	55	48
	Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 11.688% 8/2/2029[7,8]	120	108
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[6]	160	157
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[6]	55	49
	AssuredPartners, Inc. 7.00% 8/15/2025[6]	120	119
	AssuredPartners, Inc. 5.625% 1/15/2029[6]	365	316
	AstraZeneca PLC 3.50% 8/17/2023	2,700	2,693
	AT&T, Inc. 3.50% 9/15/2053	2,070	1,467
	Atkore, Inc. 4.25% 6/1/2031[6]	25	22
	Atlantic Aviation FBO, Inc., Term Loan, (3-month USD CME Term SOFR + 2.75%) 7.967% 9/22/2028[7,8]	148	147
	Avantor Funding, Inc. 4.625% 7/15/2028[6]	160	148
	Avantor Funding, Inc. 3.875% 11/1/2029[6]	90	79
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[5,6]	1,817	1,779
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,6]	996	995
	B&G Foods, Inc. 5.25% 4/1/2025	65	62
	B&G Foods, Inc. 5.25% 9/15/2027	220	191
	Bank of America Corp. 2.456% 10/22/2025 (3-month USD CME Term SOFR + 1.132% % on 10/22/2024)[1]	847	809
	Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[1]	6,260	5,855
	Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	3,745	3,346
	Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	4,780	3,825
	Barclays PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[1]	2,350	2,293
	Barclays PLC 5.501% 8/9/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 8/5/2027)[1]	1,290	1,259
	BAT Capital Corp. 2.789% 9/6/2024	1,150	1,107
	BAT Capital Corp. 3.215% 9/6/2026	955	888
	BAT Capital Corp. 3.557% 8/15/2027	1,545	1,422
	BAT Capital Corp. 3.462% 9/6/2029	1,150	997
	Bath & Body Works, Inc. 6.625% 10/1/2030[6]	120	116
	Bath & Body Works, Inc. 6.875% 11/1/2035	75	69
	Bausch Health Americas, Inc. 9.25% 4/1/2026[6]	80	67
	Bausch Health Companies, Inc. 5.50% 11/1/2025[6]	75	66
	Bausch Health Companies, Inc. 14.00% 10/15/2030[6]	160	96
	Bausch Health Companies, Inc. 5.25% 2/15/2031[6]	145	61
	Beasley Mezzanine Holdings, LLC 8.625% 2/1/2026[6]	30	20
	Becton, Dickinson and Company 4.298% 8/22/2032	320	304
	Berkshire Hathaway Energy Company 2.85% 5/15/2051	300	194
	Berkshire Hathaway Energy Company 4.60% 5/1/2053	117	100
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[6]	400	357
	Blue Racer Midstream, LLC 7.625% 12/15/2025[6]	65	66

American Funds Insurance Series	201

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)	BMC Software, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 10.717% 2/27/2026[7,8]	USD25	$ 24
	BMW US Capital, LLC 3.90% 4/9/2025[6]	900	878
	BMW US Capital, LLC 4.15% 4/9/2030[6]	900	861
	BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,6]	700	584
	BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,6]	1,275	1,045
	Boeing Co. 5.15% 5/1/2030	2,855	2,829
	Boeing Co. 3.625% 2/1/2031	1,127	1,015
	Bombardier, Inc. 7.125% 6/15/2026[6]	60	60
	Bombardier, Inc. 6.00% 2/15/2028[6]	65	62
	Booz Allen Hamilton, Inc. 3.875% 9/1/2028[6]	43	39
	Booz Allen Hamilton, Inc. 4.00% 7/1/2029[6]	32	29
	Boxer Parent Co., Inc. 9.125% 3/1/2026[6]	160	159
	Boyd Gaming Corp. 4.75% 12/1/2027	120	114
	Boyd Gaming Corp. 4.75% 6/15/2031[6]	45	40
	Boyne USA, Inc. 4.75% 5/15/2029[6]	107	97
	BPCE 5.15% 7/21/2024[6]	1,800	1,768
	Brazil (Federative Republic of) 6.00% 10/20/2033	1,600	1,585
	British Columbia (Province of) 4.20% 7/6/2033	1,240	1,238
	Broadcom, Inc. 4.00% 4/15/2029[6]	250	231
	Broadcom, Inc. 3.419% 4/15/2033[6]	698	584
	Broadcom, Inc. 3.469% 4/15/2034[6]	48	39
	Broadcom, Inc. 3.137% 11/15/2035[6]	185	142
	Broadcom, Inc. 3.75% 2/15/2051[6]	926	682
	Brookfield Property REIT, Inc. 4.50% 4/1/2027[6]	50	42
	BWX Technologies, Inc. 4.125% 4/15/2029[6]	195	176
	BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 5.893% 9/15/2036[5,6,8]	1,310	1,269
	BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.092% 10/15/2036[5,6,8]	989	960
	Caesars Entertainment, Inc. 6.25% 7/1/2025[6]	35	35
	Caesars Entertainment, Inc. 4.625% 10/15/2029[6]	15	13
	Caesars Entertainment, Inc. 7.00% 2/15/2030[6]	209	210
	Caesars Entertainment, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.452% 2/6/2030[6,7,8]	15	15
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,6]	2,150	2,147
	California Resources Corp. 7.125% 2/1/2026[6]	100	101
	Callon Petroleum Co. 7.50% 6/15/2030[6]	30	28
	Canadian Pacific Railway Co. 3.10% 12/2/2051	1,378	979
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[6]	90	73
	Carnival Corp. 6.00% 5/1/2029[6]	100	89
	CCO Holdings, LLC 5.125% 5/1/2027[6]	125	117
	CCO Holdings, LLC 4.75% 3/1/2030[6]	135	116
	CCO Holdings, LLC 4.50% 8/15/2030[6]	255	213
	CCO Holdings, LLC 4.25% 2/1/2031[6]	155	126
	CCO Holdings, LLC 4.50% 6/1/2033[6]	162	127
	CCO Holdings, LLC 4.25% 1/15/2034[6]	70	53
	Cedar Fair, LP 5.50% 5/1/2025[6]	120	119
	Centene Corp. 2.45% 7/15/2028	40	34
	Centene Corp. 4.625% 12/15/2029	325	299
	Centene Corp. 2.50% 3/1/2031	65	52
	Central Garden & Pet Co. 4.125% 10/15/2030	74	62
	Central Garden & Pet Co. 4.125% 4/30/2031[6]	110	91
	Charles River Laboratories International, Inc. 4.25% 5/1/2028[6]	35	32
	Charter Communications Operating, LLC 3.75% 2/15/2028	2,650	2,431
	Cheniere Energy Partners, LP 4.50% 10/1/2029	160	147
	Cheniere Energy Partners, LP 4.00% 3/1/2031	75	66
	Cheniere Energy Partners, LP 3.25% 1/31/2032	26	21
	Chesapeake Energy Corp. 4.875% 4/15/2022[3]	915	21
	Chesapeake Energy Corp. 5.875% 2/1/2029[6]	130	124
	Chesapeake Energy Corp. 6.75% 4/15/2029[6]	30	30
	Chord Energy Corp. 6.375% 6/1/2026[6]	15	15

202	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)	Chubb INA Holdings, Inc. 3.35% 5/3/2026	USD195	$ 188
	Chubb INA Holdings, Inc. 4.35% 11/3/2045	425	385
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[5,6,8]	1,240	1,240
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[5,6,8]	805	820
	Civitas Resources, Inc. 8.75% 7/1/2031[6]	90	91
	Clarios Global, LP 6.25% 5/15/2026[6]	44	44
	Clarios Global, LP 8.50% 5/15/2027[6]	50	50
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[6]	45	40
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[6]	5	4
	Clean Harbors, Inc. 6.375% 2/1/2031[6]	60	60
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[6]	100	88
	Cloud Software Group, Inc. 6.50% 3/31/2029[6]	235	209
	Cloud Software Group, Inc. 9.00% 9/30/2029[6]	125	109
	CMS Energy Corp. 3.875% 3/1/2024	100	99
	CMS Energy Corp. 3.00% 5/15/2026	1,200	1,124
	CNX Resources Corp. 7.25% 3/14/2027[6]	240	238
	Coinbase Global, Inc. 3.375% 10/1/2028[6]	55	37
	Coinbase Global, Inc. 3.625% 10/1/2031[6]	85	50
	Colombia (Republic of) 3.875% 4/25/2027	350	318
	Comcast Corp. 4.80% 5/15/2033	4,100	4,059
	Commonwealth Bank of Australia 2.688% 3/11/2031[6]	4,650	3,649
	CommScope Technologies, LLC 6.00% 6/15/2025[6]	160	149
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[6]	307	269
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[6]	65	53
	Comstock Resources, Inc. 6.75% 3/1/2029[6]	110	101
	Comstock Resources, Inc. 5.875% 1/15/2030[6]	65	57
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.367% 5/25/2043[5,6,8]	1,819	1,829
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.967% 6/25/2043[5,6,8]	1,165	1,169
	ConocoPhillips Co. 5.30% 5/15/2053	761	775
	Constellation Oil Services Holding SA 4.00% PIK 12/31/2026[9]	1,116	661
	Constellium SE 3.75% 4/15/2029[6]	125	106
	Consumers Energy Co. 3.375% 8/15/2023	345	344
	Consumers Energy Co. 3.60% 8/15/2032	1,600	1,444
	Corebridge Financial, Inc. 3.90% 4/5/2032	748	651
	CoreLogic, Inc. 4.50% 5/1/2028[6]	364	294
	CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 6/4/2029[7,8]	65	53
	Corporate Office Properties, LP 2.75% 4/15/2031	1,212	922
	Coty, Inc. 4.75% 1/15/2029[6]	65	60
	Covanta Holding Corp. 4.875% 12/1/2029[6]	25	22
	CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[5,6]	333	328
	Crédit Agricole SA 4.375% 3/17/2025[6]	1,100	1,060
	Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,6]	2,675	2,464
	Crescent Energy Finance, LLC 9.25% 2/15/2028[6]	188	183
	Crestwood Midstream Partners, LP 6.00% 2/1/2029[6]	55	51
	Crestwood Midstream Partners, LP 8.00% 4/1/2029[6]	100	101
	Crestwood Midstream Partners, LP 7.375% 2/1/2031[6]	14	14
	Crown Castle, Inc. 2.50% 7/15/2031	767	631
	CSX Corp. 3.80% 4/15/2050	75	60
	CVR Partners, LP 6.125% 6/15/2028[6]	65	57
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	725	686
	Danske Bank AS 3.875% 9/12/2023[6]	1,675	1,669
	Darling Ingredients, Inc. 6.00% 6/15/2030[6]	180	176
	Deluxe Corp. 8.00% 6/1/2029[6]	20	16
	Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	850	757
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	1,160	998
	Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,184
	Development Bank of Mongolia, LLC 7.25% 10/23/2023	1,980	1,973
	Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[6,8,9]	25	24

American Funds Insurance Series	203

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)	Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[9]	USD22	$ 21
	Diamond Sports Group, LLC 6.625% 8/15/2027[3,6]	310	8
	Diebold Nixdorf, Inc. 9.375% 7/15/2025[3,6]	309	57
	Diebold Nixdorf, Inc., Term Loan B1, (USD-SOFR + 7.50%) 11.50% 10/2/2023[7,8]	198	187
	Diebold Nixdorf, Inc., Term Loan B2, (USD-SOFR + 7.50%) 11.50% 10/2/2023[7,8]	129	122
	Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[3,7,8]	93	17
	DIRECTV Financing, LLC 5.875% 8/15/2027[6]	50	45
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.217% 8/2/2027[7,8]	97	95
	DISH DBS Corp. 5.25% 12/1/2026[6]	15	12
	DISH Network Corp. 11.75% 11/15/2027[6]	260	254
	Dominican Republic 5.50% 1/27/2025[6]	1,375	1,355
	Dominican Republic 8.625% 4/20/2027[6]	225	235
	Dominican Republic 5.50% 2/22/2029[6]	350	328
	Dominican Republic 6.40% 6/5/2049[6]	813	695
	Ecopetrol SA 6.875% 4/29/2030	1,445	1,319
	Edison International 4.125% 3/15/2028	2,390	2,232
	Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	100	87
	Electricité de France SA 6.25% 5/23/2033[6]	800	814
	Electricité de France SA 4.875% 9/21/2038[6]	795	669
	Electricité de France SA 6.90% 5/23/2053[6]	600	622
	Electricité de France SA 9.125% 12/31/2079 (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,6]	300	308
	Eli Lilly and Co. 4.70% 2/27/2033	1,118	1,133
	Empresas Publicas de Medellin ESP 4.25% 7/18/2029[6]	830	654
	Enbridge, Inc. 4.00% 10/1/2023	600	598
	Endo Luxembourg Finance Co. I SARL 6.125% 4/1/2029[6]	205	152
	Enel Finance International NV 1.375% 7/12/2026[6]	1,248	1,102
	Enel Finance International NV 1.875% 7/12/2028[6]	1,227	1,030
	Enfragen Energia Sur SA 5.375% 12/30/2030	264	172
	Entegris Escrow Corp. 4.75% 4/15/2029[6]	45	42
	Entergy Corp. 0.90% 9/15/2025	750	674
	Entergy Louisiana, LLC 4.75% 9/15/2052	1,275	1,172
	Enviri Corp. 5.75% 7/31/2027[6]	145	126
	EQM Midstream Partners, LP 6.50% 7/1/2027[6]	225	222
	EQM Midstream Partners, LP 7.50% 6/1/2030[6]	45	46
	EQM Midstream Partners, LP 6.50% 7/15/2048	40	36
	Equinix, Inc. 1.80% 7/15/2027	1,145	993
	Equinix, Inc. 2.15% 7/15/2030	3,216	2,603
	EquipmentShare.com, Inc. 9.00% 5/15/2028[6]	60	58
	Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024	3,910	2,712
	Export-Import Bank of Korea 5.125% 1/11/2033	1,175	1,205
	Fair Isaac Corp. 4.00% 6/15/2028[6]	35	32
	Fannie Mae Pool #CB0046 3.00% 4/1/2051[5]	1,868	1,652
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[5]	115	114
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[5]	20	19
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[5]	70	69
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[5]	5,701	5,589
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[5]	261	260
	Fertitta Entertainment, LLC 4.625% 1/15/2029[6]	25	22
	Fertitta Entertainment, LLC 6.75% 1/15/2030[6]	25	21
	First Quantum Minerals, Ltd. 6.875% 3/1/2026[6]	325	320
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[6]	240	234
	First Student Bidco, Inc. 4.00% 7/31/2029[6]	45	38
	FirstEnergy Corp., Series B, 4.15% 7/15/2027	1,800	1,711
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[6]	2,325	2,048
	Ford Motor Co. 3.25% 2/12/2032	20	16
	Ford Motor Co. 6.10% 8/19/2032	60	58
	Ford Motor Credit Co., LLC 3.81% 1/9/2024	290	286

204	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)	Ford Motor Credit Co., LLC 2.90% 2/16/2028	USD200	$ 171
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	107
	Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[5]	3,975	3,778
	Freddie Mac Pool #RB5071 2.00% 9/1/2040[5]	4,004	3,436
	Freddie Mac Pool #RB5111 2.00% 5/1/2041[5]	6,322	5,404
	Freddie Mac Pool #QE6084 5.00% 7/1/2052[5]	1,187	1,166
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[5]	3,793	3,720
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[5]	310	309
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[5]	3,315	3,250
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[5]	820	817
	FXI Holdings, Inc. 12.25% 11/15/2026[6]	497	451
	Gartner, Inc. 3.75% 10/1/2030[6]	70	61
	General Motors Financial Co., Inc. 1.05% 3/8/2024	725	701
	Genesis Energy, LP 8.00% 1/15/2027	125	122
	Genesis Energy, LP 8.875% 4/15/2030	38	37
	Georgia (Republic of) 2.75% 4/22/2026[6]	400	360
	Go Daddy Operating Co., LLC 3.50% 3/1/2029[6]	80	69
	Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	1,080	950
	Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031)[1]	726	582
	Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[5]	2,883	2,462
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[5]	1,040	884
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[5]	785	604
	State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	1,780	1,312
	Gray Escrow II, Inc. 5.375% 11/15/2031[6]	30	20
	Group 1 Automotive, Inc. 4.00% 8/15/2028[6]	115	101
	Grupo Energia Bogota SA ESP 4.875% 5/15/2030[6]	660	598
	Hanesbrands, Inc. 4.875% 5/15/2026[6]	10	9
	Hanesbrands, Inc. 9.00% 2/15/2031[6]	17	17
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.852% 3/8/2030[7,8]	39	39
	Harvest Midstream I, LP 7.50% 9/1/2028[6]	25	25
	HCA, Inc. 5.625% 9/1/2028	120	120
	HealthEquity, Inc. 4.50% 10/1/2029[6]	80	71
	Hess Midstream Operations, LP 5.50% 10/15/2030[6]	34	31
	Hightower Holding, LLC 6.75% 4/15/2029[6]	235	203
	Hilcorp Energy I, LP 6.00% 4/15/2030[6]	105	96
	Hilton Domestic Operating Co., Inc. 5.375% 5/1/2025[6]	55	54
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	25	23
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[6]	115	100
	Honduras (Republic of) 6.25% 1/19/2027	2,083	1,901
	Honduras (Republic of) 5.625% 6/24/2030	958	777
	Howard Hughes Corp. 5.375% 8/1/2028[6]	275	245
	Howard Hughes Corp. 4.125% 2/1/2029[6]	195	162
	Howard Hughes Corp. 4.375% 2/1/2031[6]	120	96
	Howmet Aerospace, Inc. 5.95% 2/1/2037	95	97
	HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[1]	305	290
	HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[1]	4,172	4,014
	HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	1,700	1,635
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[1]	921	743
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]	1,200	1,245
	Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 6.625% 2/24/2025[8]	363	342
	Huarong Finance II Co., Ltd. 5.50% 1/16/2025	880	837
	Huarong Finance II Co., Ltd. 5.00% 11/19/2025	1,007	930
	HUB International, Ltd. 7.00% 5/1/2026[6]	304	304
	HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.40% 6/20/2030[7,8]	39	39
	Hyundai Capital America 0.875% 6/14/2024[6]	1,200	1,145
	Hyundai Capital America 1.50% 6/15/2026[6]	2,375	2,105
	Hyundai Capital America 1.65% 9/17/2026[6]	269	237
	Hyundai Capital America 5.60% 3/30/2028[6]	1,380	1,374

American Funds Insurance Series	205

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)	Hyundai Capital America 2.00% 6/15/2028[6]	USD600	$ 505
	Indonesia Asahan Aluminium (Persero) PT 5.71% 11/15/2023	960	956
	Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[6]	500	485
	Ingles Markets, Inc. 4.00% 6/15/2031[6]	140	118
	Intesa Sanpaolo SpA 5.017% 6/26/2024[6]	3,270	3,169
	Intesa Sanpaolo SpA 7.00% 11/21/2025[6]	225	227
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[6]	55	48
	Iron Mountain, Inc. 5.25% 7/15/2030[6]	235	212
	Israel (State of) 4.50% 1/17/2033	1,020	1,006
	Israel (State of) 3.375% 1/15/2050	1,470	1,108
	Israel (State of) 3.875% 7/3/2050	795	654
	JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[1]	45	44
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[1]	2,670	2,692
	Kantar Group, LLC, Term Loan B2, (3-month USD CME Term SOFR + 4.50%) 10.002% 12/4/2026[7,8]	64	60
	KB Home 6.875% 6/15/2027	50	51
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	110	87
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	245	185
	Korea Development Bank 4.375% 2/15/2028	2,100	2,059
	Korea Development Bank 4.375% 2/15/2033	2,010	1,955
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[6]	85	78
	Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[6]	140	124
	LABL, Inc. 10.50% 7/15/2027[6]	45	43
	LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[5,6]	247	246
	LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[5,6]	651	643
	Lamar Media Corp. 3.75% 2/15/2028	135	123
	Lamar Media Corp. 3.625% 1/15/2031	160	135
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[6]	140	125
	Lamb Weston Holdings, Inc. 4.375% 1/31/2032[6]	60	54
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[6]	110	94
	Levi Strauss & Co. 3.50% 3/1/2031[6]	115	95
	Lindblad Expeditions, LLC 6.75% 2/15/2027[6]	5	5
	Lithia Motors, Inc. 4.625% 12/15/2027[6]	120	112
	Live Nation Entertainment, Inc. 4.75% 10/15/2027[6]	130	121
	Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	7,000	6,197
	LPL Holdings, Inc. 4.625% 11/15/2027[6]	410	385
	LSB Industries, Inc. 6.25% 10/15/2028[6]	165	147
	LSC Communications, Inc. 8.75% 10/15/2023[3,6,10]	430	1
	Marriott International, Inc. 2.75% 10/15/2033	5	4
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[6]	45	39
	Mastercard, Inc. 2.00% 11/18/2031	600	496
	Medline Borrower, LP 5.25% 10/1/2029[6]	155	135
	Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 3.25%) 8.352% 10/23/2028[7,8]	55	54
	Meituan 2.125% 10/28/2025	1,730	1,581
	Methanex Corp. 5.125% 10/15/2027	55	51
	Methanex Corp. 5.25% 12/15/2029	170	155
	MGM Resorts International 5.50% 4/15/2027	90	86
	Midas OpCo Holdings, LLC 5.625% 8/15/2029[6]	115	99
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[6]	32	32
	Mineral Resources, Ltd. 8.00% 11/1/2027[6]	155	155
	Mineral Resources, Ltd. 8.50% 5/1/2030[6]	25	25
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[6]	1,736	1,626
	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[5,6]	761	754
	Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[5,6]	225	223
	Molina Healthcare, Inc. 4.375% 6/15/2028[6]	80	74
	Molina Healthcare, Inc. 3.875% 11/15/2030[6]	75	65
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	2,164	1,938
	Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	1,396	1,090

206	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)	MSCI, Inc. 3.875% 2/15/2031[6]	USD255	$ 221
	MSCI, Inc. 3.625% 11/1/2031[6]	350	299
	MSCI, Inc. 3.25% 8/15/2033[6]	33	27
	Murphy Oil USA, Inc. 4.75% 9/15/2029	48	44
	Nabors Industries, Inc. 7.375% 5/15/2027[6]	55	52
	Nasdaq, Inc. 5.95% 8/15/2053	113	116
	Nationstar Mortgage Holdings, Inc. 5.125% 12/15/2030[6]	135	110
	Navient Corp. 5.00% 3/15/2027	45	40
	Navient Corp. 4.875% 3/15/2028	145	124
	NBM US Holdings, Inc. 7.00% 5/14/2026[2]	1,525	1,480
	NCL Corp., Ltd. 5.875% 2/15/2027[6]	80	78
	NCR Corp. 5.25% 10/1/2030[6]	15	13
	Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[6]	85	79
	Netflix, Inc. 4.875% 4/15/2028	45	45
	Netflix, Inc. 4.875% 6/15/2030[6]	225	222
	New Fortress Energy, Inc. 6.75% 9/15/2025[6]	50	47
	New Fortress Energy, Inc. 6.50% 9/30/2026[6]	255	228
	New York Life Global Funding 1.20% 8/7/2030[6]	2,725	2,113
	Newell Brands, Inc. 4.70% 4/1/2026	80	75
	Nexstar Media, Inc. 4.75% 11/1/2028[6]	165	143
	NFP Corp. 6.875% 8/15/2028[6]	105	91
	NGL Energy Operating, LLC 7.50% 2/1/2026[6]	215	212
	Niagara Mohawk Power Corp. 3.508% 10/1/2024[6]	180	173
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[6]	150	147
	NorthRiver Midstream Finance, LP 5.625% 2/15/2026[6]	105	98
	Nova Chemicals Corp. 5.25% 6/1/2027[6]	20	18
	Novelis Corp. 4.75% 1/30/2030[6]	80	71
	Novelis Corp. 3.875% 8/15/2031[6]	20	16
	NuStar Logistics, LP 5.625% 4/28/2027	80	77
	Occidental Petroleum Corp. 6.375% 9/1/2028	194	197
	Occidental Petroleum Corp. 6.625% 9/1/2030	95	99
	Occidental Petroleum Corp. 6.125% 1/1/2031	40	41
	Occidental Petroleum Corp. 6.45% 9/15/2036	35	36
	Occidental Petroleum Corp. 6.20% 3/15/2040	10	10
	Occidental Petroleum Corp. 6.60% 3/15/2046	15	15
	Oleoducto Central SA 4.00% 7/14/2027	630	552
	Open Text Corp. 3.875% 2/15/2028[6]	25	22
	Open Text Corp., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.702% 1/31/2030[7,8]	154	155
	Option Care Health, Inc. 4.375% 10/31/2029[6]	25	22
	Oracle Corp. 2.65% 7/15/2026	2,327	2,152
	Oracle Corp. 3.25% 11/15/2027	1,880	1,745
	Oracle Corp. 3.95% 3/25/2051	22	17
	Orange 9.00% 3/1/2031[1]	2,434	2,990
	Oxford Finance, LLC 6.375% 2/1/2027[6]	20	19
	Pacific Gas and Electric Co. 4.65% 8/1/2028	542	502
	Pacific Gas and Electric Co. 3.30% 8/1/2040	6,850	4,624
	Panama (Republic of) 3.75% 4/17/2026	465	458
	Panama (Republic of) 6.40% 2/14/2035	850	889
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[6]	65	56
	Party City Holdings, Inc. 8.75% 2/15/2026[3,6]	5	1
	Party City Holdings, Inc., Term Loan DIP, 15.05% 7/19/2023[7,8]	1	1
	Performance Food Group, Inc. 5.50% 10/15/2027[6]	11	11
	Peru (Republic of) 2.392% 1/23/2026	500	467
	Petrobras Global Finance BV 6.75% 6/3/2050	29	26
	Petrobras Global Finance BV 5.50% 6/10/2051	21	17
	Petroleos Mexicanos 4.625% 9/21/2023	714	708
	Petroleos Mexicanos 4.875% 1/18/2024	1,700	1,672
	Petroleos Mexicanos 6.875% 10/16/2025	660	635
	Petroleos Mexicanos 6.875% 8/4/2026	1,410	1,318
	Petroleos Mexicanos 6.84% 1/23/2030	681	542
	Petroleos Mexicanos 6.70% 2/16/2032	779	593

American Funds Insurance Series	207

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	USD2,128	$2,121
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	188	196
	PG&E Corp. 5.00% 7/1/2028	145	133
	PG&E Corp. 5.25% 7/1/2030	175	157
	Philip Morris International, Inc. 5.125% 11/17/2027	315	316
	Philip Morris International, Inc. 5.625% 11/17/2029	420	428
	Philip Morris International, Inc. 2.10% 5/1/2030	634	525
	Philip Morris International, Inc. 5.75% 11/17/2032	1,554	1,592
	Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,380
	Post Holdings, Inc. 5.625% 1/15/2028[6]	85	82
	Post Holdings, Inc. 5.50% 12/15/2029[6]	80	74
	Post Holdings, Inc. 4.625% 4/15/2030[6]	444	390
	Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[5,6]	613	611
	Procter & Gamble Company 3.00% 3/25/2030	338	313
	Qatar Energy 3.125% 7/12/2041[6]	2,895	2,221
	Qatar Energy 3.30% 7/12/2051[6]	2,942	2,166
	Radiology Partners, Inc. 9.25% 2/1/2028[6]	245	90
	Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 9.467% 7/9/2025[7,8]	10	8
	Range Resources Corp. 4.75% 2/15/2030[6]	145	130
	Raptor Acquisition Corp. 4.875% 11/1/2026[6]	180	170
	Real Hero Merger Sub 2, Inc. 6.25% 2/1/2029[6]	25	21
	Regal Rexnord Corp. 6.40% 4/15/2033[6]	140	140
	RHP Hotel Properties, LP 7.25% 7/15/2028[6]	80	81
	RHP Hotel Properties, LP 4.50% 2/15/2029[6]	15	13
	Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[6]	55	57
	RLJ Lodging Trust, LP 4.00% 9/15/2029[6]	25	21
	Roller Bearing Company of America, Inc. 4.375% 10/15/2029[6]	20	18
	Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[6]	40	37
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	75	70
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[6]	160	171
	Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[6]	4	4
	RP Escrow Issuer, LLC 5.25% 12/15/2025[6]	190	140
	Russian Federation 4.25% 6/23/2027[3]	1,400	574
	Ryan Specialty Group, LLC 4.375% 2/1/2030[6]	45	40
	Sabre GLBL, Inc. 11.25% 12/15/2027[6]	75	64
	Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,380
	Scentre Group Trust 1 3.50% 2/12/2025[6]	210	202
	Scentre Group Trust 1 3.75% 3/23/2027[6]	110	103
	Scientific Games Holdings, LP 6.625% 3/1/2030[6]	46	41
	Scientific Games International, Inc. 7.00% 5/15/2028[6]	20	20
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[6]	115	103
	Scotts Miracle-Gro Co. 4.50% 10/15/2029	140	120
	Scotts Miracle-Gro Co. 4.375% 2/1/2032	55	43
	Serbia (Republic of) 6.25% 5/26/2028[6]	740	738
	ServiceNow, Inc. 1.40% 9/1/2030	1,830	1,450
	Simmons Foods, Inc. 4.625% 3/1/2029[6]	160	128
	Sirius XM Radio, Inc. 3.125% 9/1/2026[6]	50	45
	Sirius XM Radio, Inc. 4.00% 7/15/2028[6]	195	170
	Sirius XM Radio, Inc. 3.875% 9/1/2031[6]	170	132
	SM Energy Co. 6.50% 7/15/2028	45	43
	Sonic Automotive, Inc. 4.625% 11/15/2029[6]	45	38
	Sonic Automotive, Inc. 4.875% 11/15/2031[6]	20	16
	Southern California Edison Co. 2.85% 8/1/2029	200	175
	Southwestern Energy Co. 5.70% 1/23/2025[1]	110	110
	Southwestern Energy Co. 8.375% 9/15/2028	30	31
	Southwestern Energy Co. 5.375% 3/15/2030	135	126
	Southwestern Energy Co. 4.75% 2/1/2032	105	93
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[6]	17	18
	Sprint Corp. 7.625% 3/1/2026	130	135
	Sri Lanka (Democratic Socialist Republic of) 5.75% 4/18/2023[3]	2,890	1,318
	Stellantis Finance US, Inc. 1.711% 1/29/2027[6]	1,500	1,315

208	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)	Stellantis Finance US, Inc. 5.625% 1/12/2028[6]	USD2,560	$ 2,584
	Stellantis Finance US, Inc. 2.691% 9/15/2031[6]	453	362
	Stericycle, Inc. 3.875% 1/15/2029[6]	110	98
	Sunoco, LP 4.50% 5/15/2029	290	258
	Sunoco, LP 4.50% 4/30/2030	35	31
	Surgery Center Holdings, Inc. 10.00% 4/15/2027[6]	103	105
	SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1,3]	12	1
	Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,6]	800	767
	Talen Energy Supply, LLC 8.625% 6/1/2030[6]	94	97
	Tencent Holdings, Ltd. 3.24% 6/3/2050[6]	3,450	2,267
	Tenet Healthcare Corp. 6.125% 10/1/2028	25	24
	Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	2,789	2,773
	The Bank of Nova Scotia 2.45% 2/2/2032	2,100	1,713
	The Cigna Group 2.375% 3/15/2031	375	315
	The Dun & Bradstreet Corp. 5.00% 12/15/2029[6]	47	42
	Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.842% 9/29/2028[7,8]	244	229
	T-Mobile USA, Inc. 2.40% 3/15/2029	1,079	928
	Toyota Motor Credit Corp. 3.375% 4/1/2030	453	417
	TransDigm, Inc. 6.25% 3/15/2026[6]	65	65
	TransDigm, Inc. 5.50% 11/15/2027	45	43
	TransDigm, Inc. 4.875% 5/1/2029	80	72
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[6]	61	60
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[6]	102	104
	Transocean, Inc. 8.75% 2/15/2030[6]	40	41
	Transocean, Inc. 6.80% 3/15/2038	35	24
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[6,10]	100	88
	Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[5,6]	379	371
	Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[5,6]	251	241
	Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[5,6]	100	95
	Triumph Group, Inc. 9.00% 3/15/2028[6]	71	73
	State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	1,410	1,035
	U.S. Treasury 0.75% 8/31/2026	4,361	3,890
	U.S. Treasury 0.875% 9/30/2026	11,098	9,929
	U.S. Treasury 1.125% 10/31/2026	1,698	1,527
	U.S. Treasury 2.50% 3/31/2027	9,560	8,958
	U.S. Treasury 3.625% 3/31/2028	20	20
	U.S. Treasury 3.625% 5/31/2028[11]	42,769	41,828
	U.S. Treasury 1.625% 8/15/2029	383	334
	U.S. Treasury 1.375% 11/15/2031[11]	15,508	12,780
	U.S. Treasury 3.375% 5/15/2033	1,975	1,908
	U.S. Treasury 1.125% 5/15/2040[11]	6,190	4,014
	U.S. Treasury 1.75% 8/15/2041	4,650	3,268
	U.S. Treasury 3.875% 5/15/2043	1,600	1,565
	U.S. Treasury 3.00% 8/15/2048	5,045	4,254
	U.S. Treasury 2.00% 8/15/2051	5,755	3,918
	U.S. Treasury 3.00% 8/15/2052[11]	6,370	5,411
	U.S. Treasury 4.00% 11/15/2052	1,072	1,100
	U.S. Treasury 3.625% 2/15/2053[11]	25,826	24,760
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[4]	3,297	2,198
	UBS Group AG 1.008% 7/30/2024 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/30/2023)[1,6]	1,950	1,942
	UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[1,6]	2,265	2,215
	UKG, Inc., Term Loan, (1-month USD CME Term SOFR + 4.50%) 4.50% 5/4/2026[7,8]	75	75
	UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.271% 5/3/2027[7,8]	75	73
	Ukraine 7.75% 9/1/2024[3]	6,210	1,615
	Ukraine 7.75% 9/1/2026[3]	1,570	382

American Funds Insurance Series	209

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)	Ukraine 6.876% 5/21/2031[3]	USD1,269	$ 293
	Uniform Mortgage-Backed Security 2.00% 7/1/2038[5,12]	3,075	2,725
	Uniform Mortgage-Backed Security 2.00% 7/1/2053[5,12]	9,600	7,831
	Uniform Mortgage-Backed Security 2.50% 7/1/2053[5,12]	10,995	9,325
	Uniform Mortgage-Backed Security 3.00% 7/1/2053[5,12]	277	244
	Uniform Mortgage-Backed Security 3.50% 7/1/2053[5,12]	32,639	29,746
	Uniform Mortgage-Backed Security 4.00% 7/1/2053[5,12]	6,410	6,016
	Uniform Mortgage-Backed Security 4.50% 7/1/2053[5,12]	29,613	28,472
	Uniform Mortgage-Backed Security 5.00% 7/1/2053[5,12]	4,191	4,107
	Uniform Mortgage-Backed Security 5.50% 7/1/2053[5,12]	8,696	8,654
	Uniform Mortgage-Backed Security 6.00% 7/1/2053[5,12]	16,005	16,148
	Uniform Mortgage-Backed Security 2.50% 8/1/2053[5,12]	14,100	11,976
	Uniform Mortgage-Backed Security 3.00% 8/1/2053[5,12]	1,660	1,463
	Uniform Mortgage-Backed Security 4.00% 8/1/2053[5,12]	4,000	3,757
	United Mexican States 6.338% 5/4/2053	425	434
	United Natural Foods, Inc. 6.75% 10/15/2028[6]	85	71
	Univision Communications, Inc. 4.50% 5/1/2029[6]	250	215
	US Foods, Inc. 4.625% 6/1/2030[6]	35	31
	Vail Resorts, Inc. 6.25% 5/15/2025[6]	120	120
	Valvoline, Inc. 3.625% 6/15/2031[6]	85	69
	Venator Finance SARL 9.50% 7/1/2025[3,6]	185	142
	Venator Finance SARL 5.75% 7/15/2025[3,6]	140	3
	Venator Finance SARL, Term Loan, 15.05% 9/14/2023[7,8]	39	41
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[6]	35	31
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[6]	31	31
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[6]	125	108
	Verizon Communications, Inc. 3.15% 3/22/2030	575	511
	Verizon Communications, Inc. 2.55% 3/21/2031	2,100	1,754
	Verizon Communications, Inc. 2.355% 3/15/2032	3,500	2,816
	VICI Properties, LP 4.375% 5/15/2025	1,563	1,512
	VICI Properties, LP 4.625% 12/1/2029[6]	15	14
	VICI Properties, LP 4.125% 8/15/2030[6]	420	370
	VZ Secured Financing BV 5.00% 1/15/2032[6]	200	161
	W&T Offshore, Inc. 11.75% 2/1/2026[6]	55	55
	WarnerMedia Holdings, Inc. 4.279% 3/15/2032	917	814
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	1,928	1,626
	Warrior Met Coal, Inc. 7.875% 12/1/2028[6]	140	141
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[6]	320	299
	WEA Finance, LLC 3.75% 9/17/2024[6]	535	505
	Weatherford International, Ltd. 6.50% 9/15/2028[6]	65	65
	Weatherford International, Ltd. 8.625% 4/30/2030[6]	93	95
	Wells Fargo & Company 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	5,788	5,408
	Wells Fargo & Company 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	1,600	1,405
	WESCO Distribution, Inc. 7.125% 6/15/2025[6]	180	182
	WESCO Distribution, Inc. 7.25% 6/15/2028[6]	200	204
	Western Midstream Operating, LP 3.35% 2/1/2025[1]	85	81
	Western Midstream Operating, LP 6.15% 4/1/2033	30	30
	Western Midstream Operating, LP 5.50% 2/1/2050[1]	25	21
	Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[5,6]	1,485	1,480
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,6]	278	275
	Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[5,6]	60	59
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	1,250	1,169
	WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[6,9]	37	16
	WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[6,9]	30	27
	WMG Acquisition Corp. 3.75% 12/1/2029[6]	125	108
	WMG Acquisition Corp. 3.875% 7/15/2030[6]	135	117
	WMG Acquisition Corp. 3.00% 2/15/2031[6]	80	65
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,2,10]	105	101
	Wynn Las Vegas, LLC 5.50% 3/1/2025[6]	110	108
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[6]	43	43

210	American Funds Insurance Series

Capital World Bond Fund (continued)

Bonds, notes & other debt instruments (continued)			Principal amount (000)	Value (000)
U.S. dollars (continued)	Yahoo Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 10.717% 9/1/2027[7,8]		USD110	$ 105
	Ziggo Bond Co. BV 5.125% 2/28/2030[6]		200	152
	Ziggo BV 4.875% 1/15/2030[6]		300	249

				597,610

	Total bonds, notes & other debt instruments (cost: $1,474,574,000)			1,358,705

Investment funds 3.45%			Shares
U.S. dollars 3.45%	Capital Group Central Corporate Bond Fund[13]		6,083,317	50,370

	Total investment funds (cost: $48,003,000)			50,370

Preferred securities 0.00%
U.S. dollars 0.00%	ACR III LSC Holdings, LLC, Series B, preferred shares[6,10,14]		48	36

	Total preferred securities (cost: $49,000)			36

Common stocks 0.02%
U.S. dollars 0.02%	Constellation Oil Services Holding SA, Class B-1[10,14]		1,214,969	133
	Altera Infrastructure, LP10,14		1,308	110
	Talen Energy Corp.[14]		575	29
	WeWork, Inc., Class A14		8,100	2
	Bighorn Permian Resources, LLC[10]		531	–	[15]

	Total common stocks (cost: $577,000)			274

Short-term securities 12.40%

Money market investments 10.84%
	Capital Group Central Cash Fund 5.15%[13,16]		1,581,248	158,141

		Weighted average yield at acquisition	Principal amount (000)

Bills & notes of governments & government agencies outside the U.S. 1.56%
	Japan Treasury 2/20/2024	(0.103)%	JPY3,277,100	22,733

	Total short-term securities (cost: $182,566,000)			180,874

	Total investment securities 108.99% (cost: $1,705,769,000)			1,590,259
	Other assets less liabilities (8.99)%			(131,205)

	Net assets 100.00%			$1,459,054

American Funds Insurance Series	211

Capital World Bond Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2023 (000)
2 Year Euro-Schatz Futures	Short	327	September 2023	USD(37,413)	$117
2 Year U.S. Treasury Note Futures	Long	637	September 2023	129,530	(1,185)
5 Year Euro-Bobl Futures	Long	257	September 2023	32,449	(503)
5 Year U.S. Treasury Note Futures	Long	1,361	September 2023	145,755	(2,602)
10 Year Italy Government Bond Futures	Long	134	September 2023	16,978	(38)
10 Year Euro-Bund Futures	Short	202	September 2023	(29,479)	295
10 Year Japanese Government Bond Futures	Short	77	September 2023	(79,271)	(302)
10 Year Australian Treasury Bond Futures	Long	70	September 2023	5,417	(9)
10 Year U.S. Treasury Note Futures	Short	117	September 2023	(13,135)	177
10 Year Ultra U.S. Treasury Note Futures	Short	517	September 2023	(61,232)	599
10 Year UK Gilt Futures	Long	11	September 2023	1,331	— [15]
20 Year U.S. Treasury Bond Futures	Long	147	September 2023	18,655	34
30 Year Euro-Buxl Futures	Long	53	September 2023	8,074	81
30 Year Ultra U.S. Treasury Bond Futures	Short	109	September 2023	(14,848)	(134)

					$(3,470)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2023 (000)

ZAR	74,500	USD	3,952	UBS AG	7/3/2023	$ 6

USD	1,592	ZAR	30,500	Bank of New York Mellon	7/3/2023	(28)

USD	2,258	ZAR	44,000	UBS AG	7/3/2023	(79)

CAD	12,823	USD	9,476	Morgan Stanley	7/7/2023	204

USD	982	GBP	790	Bank of America	7/7/2023	(21)

EUR	8,530	USD	9,178	Morgan Stanley	7/10/2023	135

EUR	1,490	USD	1,600	Bank of America	7/10/2023	27

EUR	1,620	USD	1,745	Goldman Sachs	7/10/2023	24

MXN	140,350	USD	8,168	Bank of America	7/10/2023	15

HUF	1,284,310	EUR	3,427	JPMorgan Chase	7/10/2023	10

ILS	4,200	USD	1,125	Goldman Sachs	7/10/2023	9

EUR	5,100	CAD	7,368	HSBC Bank	7/10/2023	5

USD	2,482	EUR	2,270	BNP Paribas	7/10/2023	3

USD	1,301	EUR	1,190	HSBC Bank	7/10/2023	2

USD	1,669	COP	7,000,000	BNP Paribas	7/10/2023	(3)

EUR	1,340	USD	1,466	Bank of New York Mellon	7/10/2023	(3)

EUR	1,790	USD	1,959	Bank of America	7/10/2023	(5)

EUR	1,910	USD	2,093	Citibank	7/10/2023	(8)

USD	1,568	COP	6,600,000	Goldman Sachs	7/10/2023	(9)

USD	2,345	HUF	818,090	Goldman Sachs	7/10/2023	(44)

USD	4,414	GBP	3,530	HSBC Bank	7/10/2023	(69)

AUD	4,500	USD	3,096	Standard Chartered Bank	7/10/2023	(97)

USD	3,893	MXN	68,500	Morgan Stanley	7/10/2023	(101)

JPY	509,620	USD	3,677	Morgan Stanley	7/10/2023	(140)

USD	22,521	AUD	34,200	JPMorgan Chase	7/10/2023	(268)

AUD	12,970	USD	8,925	Bank of America	7/10/2023	(283)

BRL	3,800	USD	765	Citibank	7/11/2023	27

USD	3,988	NZD	6,561	HSBC Bank	7/11/2023	(38)

THB	368,000	USD	10,645	Citibank	7/14/2023	(215)

USD	16,894	KRW	21,690,694	HSBC Bank	7/17/2023	420

212	American Funds Insurance Series

Capital World Bond Fund (continued)

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 6/30/2023 (000)

PLN	27,850	USD	6,695	HSBC Bank	7/17/2023	$148

EUR	24,530	USD	26,656	Citibank	7/17/2023	135

PLN	20,540	EUR	4,566	HSBC Bank	7/17/2023	59

USD	7,169	IDR	107,102,850	JPMorgan Chase	7/17/2023	50

EUR	6,000	USD	6,511	BNP Paribas	7/17/2023	42

DKK	17,400	USD	2,525	UBS AG	7/17/2023	28

CZK	47,290	EUR	1,978	Barclays Bank PLC	7/17/2023	9

BRL	5,700	USD	1,179	Goldman Sachs	7/17/2023	8

EUR	1,440	USD	1,568	Standard Chartered Bank	7/17/2023	4

COP	9,234,000	USD	2,197	BNP Paribas	7/17/2023	3

USD	511	COP	2,147,484	BNP Paribas	7/17/2023	(1)

NZD	1,070	USD	666	JPMorgan Chase	7/17/2023	(9)

SEK	23,400	USD	2,182	BNP Paribas	7/17/2023	(10)

EUR	2,570	USD	2,818	Citibank	7/17/2023	(12)

SEK	22,100	USD	2,076	Standard Chartered Bank	7/17/2023	(26)

CNH	104,690	USD	14,672	Citibank	7/17/2023	(251)

CNH	146,967	USD	20,560	Citibank	7/17/2023	(316)

JPY	376,000	USD	2,637	Goldman Sachs	7/18/2023	(24)

JPY	2,902,270	USD	20,903	Morgan Stanley	7/18/2023	(731)

JPY	5,640,928	USD	40,542	HSBC Bank	7/18/2023	(1,334)

EUR	6,170	USD	6,788	Goldman Sachs	7/20/2023	(48)

EUR	10,720	USD	11,725	Morgan Stanley	7/21/2023	(14)

THB	170,870	USD	4,864	JPMorgan Chase	7/24/2023	(16)

THB	189,700	USD	5,401	Morgan Stanley	7/24/2023	(20)

USD	3,779	CAD	4,970	Bank of America	7/25/2023	26

USD	3,444	GBP	2,700	Bank of America	7/25/2023	14

MYR	8,560	USD	1,834	Standard Chartered Bank	7/25/2023	12

USD	748	NOK	7,930	BNP Paribas	7/25/2023	9

USD	2,068	MXN	35,480	Bank of America	7/25/2023	6

CHF	2,790	USD	3,127	UBS AG	7/25/2023	(1)

MXN	40,500	USD	2,359	HSBC Bank	7/25/2023	(5)

PLN	18,110	EUR	4,075	Standard Chartered Bank	7/25/2023	(5)

USD	23,076	MXN	398,073	Morgan Stanley	7/25/2023	(59)

EUR	7,190	PLN	31,970	UBS AG	7/26/2023	6

DKK	46,980	EUR	6,310	Bank of America	7/26/2023	1

JPY	182,300	USD	1,278	Morgan Stanley	7/26/2023	(9)

CNH	234,750	USD	32,488	HSBC Bank	7/26/2023	(126)

USD	14,773	DKK	100,190	HSBC Bank	7/27/2023	64

USD	3,942	ZAR	74,500	UBS AG	7/28/2023	(4)

USD	542	BRL	2,615	Citibank	8/4/2023	(1)

USD	5,446	BRL	26,395	JPMorgan Chase	10/2/2023	25

USD	4,698	BRL	22,770	Citibank	10/2/2023	22

USD	2,439	BRL	13,000	Citibank	12/29/2023	(201)

USD	232	BRL	1,255	Citibank	1/2/2024	(22)

USD	4,287	BRL	23,130	Citibank	1/2/2024	(409)

USD	8,868	BRL	48,887	Citibank	1/2/2024	(1,058)

USD	25,879	JPY	3,277,100	HSBC Bank	2/16/2024	2,283

JPY	3,277,100	USD	25,661	HSBC Bank	2/16/2024	(2,065)

USD	25,676	JPY	3,277,100	HSBC Bank	2/20/2024	2,065

						$(2,282)

American Funds Insurance Series	213

Capital World Bond Fund (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay		Expiration date	Notional	Value at	Upfront premium		Unrealized (depreciation) appreciation
Rate	Payment frequency	Rate	Payment frequency		amount (000)	6/30/2023 (000)	paid (000)		at 6/30/2023 (000)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD4,428	$ (17)	$–		$ (17)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	37,736	(147)	–		(147)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	13,908	(60)	–		(60)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	34,764	(149)	–		(149)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	5,734	(25)	–		(25)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	5,734	(26)	–		(26)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	6,295	(30)	–		(30)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	11,830	(68)	–		(68)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	11,817	(74)	–		(74)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	12,043	(77)	–		(77)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	12,093	(77)	–		(77)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	10,675	(79)	–		(79)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	12,176	(90)	–		(90)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	12,163	(90)	–		(90)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	12,163	(91)	–		(91)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	13,521	(101)	–		(101)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	17,111	(128)	–		(128)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	17,111	(128)	–		(128)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	1,440	(11)	–		(11)
2.628%	Annual	SONIA	Annual	7/28/2024	GBP21,600	(966)	–		(966)
3.79165%	Annual	SOFR	Annual	1/13/2026	USD23,220	(424)	–		(424)
4.0285%	Annual	SOFR	Annual	2/10/2026	37,540	(461)	–		(461)
6.255%	28-day	28-day MXN-TIIE	28-day	5/22/2026	MXN47,800	(196)	–		(196)
6.19%	28-day	28-day MXN-TIIE	28-day	5/22/2026	48,400	(203)	–		(203)
6.16%	28-day	28-day MXN-TIIE	28-day	6/9/2026	58,800	(250)	–	[15]	(250)
6.5375%	28-day	28-day MXN-TIIE	28-day	6/17/2026	14,000	(52)	–		(52)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026	13,900	(52)	–		(52)
6.47%	28-day	28-day MXN-TIIE	28-day	6/17/2026	14,200	(54)	–		(54)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026	43,000	(158)	–		(158)
6.55%	28-day	28-day MXN-TIIE	28-day	6/18/2026	14,100	(52)	–		(52)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026	27,800	(104)	–		(104)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	62,600	(222)	–		(222)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	172,500	(614)	–		(614)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	28,900	(59)	–		(59)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	43,375	(86)	–		(86)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	89,445	(192)	–		(192)
9.40%	28-day	28-day MXN-TIIE	28-day	2/16/2028	259,800	577	–		577
4.96048%	Annual	SONIA	Annual	6/21/2028	GBP7,810	(56)	–		(56)
4.98038%	Annual	SONIA	Annual	6/21/2028	15,850	(96)	–		(96)
SOFR	Annual	3.29015%	Annual	1/13/2030	USD11,280	296	–		296
SOFR	Annual	3.4705%	Annual	2/10/2030	16,910	266	–		266
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP4,240	6	–		6
SONIA	Annual	4.36738%	Annual	6/21/2033	8,600	(3)	–		(3)

						$(4,623)	$–	[15]	$(4,623)

214	American Funds Insurance Series

Capital World Bond Fund (continued)

Swap contracts (continued)

Credit default swaps

Centrally cleared credit default swaps on credit indices – buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2023 (000)

CDX.NA.HY.40	5.00%	Quarterly	6/20/2028	USD12,672	$(350)	$(146)	$(204)

Credit default swaps

Centrally cleared credit default swaps on credit indices – sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	[17]	Value at 6/30/2023 (000)	[18]	Upfront premium paid (000)	Unrealized appreciation at 6/30/2023 (000)

1.00%	Quarterly	CDX.NA.IG.40	6/20/2028	USD66,201		$989		$567	$422

Investments in affiliates[13]

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)
Investment funds 3.45%
Capital Group Central Corporate Bond Fund	$48,676	$924	$–	$–	$770	$50,370	$924
Short-term securities 10.84%
Money market investments 10.84%
Capital Group Central Cash Fund 5.15%[16]	167	547,669	389,720	2	23	158,141	2,783

Total 14.29%				$2	$793	$208,511	$3,707

Restricted securities[2]
	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Goldman Sachs Group, Inc. 3.375% 3/27/2025	5/19/2020	$5,638	$5,384	.37%
Goldman Sachs Group, Inc. 1.00% 3/18/2033	5/19/2021	3,242	2,199	.15
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1]	5/19/2020	5,992	5,296	.36
JPMorgan Chase & Co. 0.389% 2/24/2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1]	5/19/2020	3,392	3,041	.21
NBM US Holdings, Inc. 7.00% 5/14/2026	5/17/2023-5/19/2023	1,467	1,480	.10
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,10]	6/23/2023	101	101	.01

Total		$19,832	$17,501	1.20%

American Funds Insurance Series	215

Capital World Bond Fund (continued)

[1]	Step bond; coupon rate may change at a later date.
[2]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $17,501,000, which represented 1.20% of the net assets of the fund.

[3]	Scheduled interest and/or principal payment was not received.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $106,174,000, which represented 7.28% of the net assets of the fund.

[7]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,165,000, which represented .15% of the net assets of the fund.

[8]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Value determined using significant unobservable inputs.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $12,003,000, which represented .82% of the net assets of the fund.
[12]	Purchased on a TBA basis.
[13]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[14]	Security did not produce income during the last 12 months.
[15]	Amount less than one thousand.
[16]	Rate represents the seven-day yield at 6/30/2023.
[17]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[18]

The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviations
Assn. = Association	KRW = South Korean won
AUD = Australian dollars	LIBOR = London Interbank Offered Rate
BBR = Bank Base Rate	MXN = Mexican pesos
BRL = Brazilian reais	MYR = Malaysian ringgits
CAD = Canadian dollars	NOK = Norwegian kroner
CHF = Swiss francs	NZD = New Zealand dollars
CLP = Chilean pesos	PEN = Peruvian nuevos soles
CME = CME Group	PIK = Payment In Kind
CNH = Chinese yuan renminbi	PLN = Polish zloty
CNY = Chinese yuan	Ref. = Refunding
COP = Colombian pesos	REIT = Real Estate Investment Trust
CZK = Czech korunas	Rev. = Revenue
DAC = Designated Activity Company	RON = Romanian leu
DKK = Danish kroner	SEK = Swedish kronor
EUR = Euros	SOFR = Secured Overnight Financing Rate
EURIBOR = Euro Interbank Offered Rate	SONIA = Sterling Overnight Interbank Average Rate
FRA = Forward Rate Agreement	TBA = To be announced
GBP = British pounds	THB = Thai baht
HUF = Hungarian forints	TIIE = Equilibrium Interbank Interest Rate
IDR = Indonesian rupiah	UAH = Ukrainian hryvnia
ILS = Israeli shekels	USD = U.S. dollars
INR = Indian rupees	ZAR = South African rand
JPY = Japanese yen

Refer to the notes to financial statements.

216	American Funds Insurance Series

American High-Income Trust

Investment portfolio June 30, 2023	unaudited

Bonds, notes & other debt instruments 89.97%		Principal amount (000)	Value (000)

Corporate bonds, notes & loans 89.90%
Energy 15.23%	Aethon United BR, LP 8.25% 2/15/2026[1]	USD295	$ 290
	Antero Midstream Partners, LP 5.375% 6/15/2029[1]	570	530
	Antero Resources Corp. 7.625% 2/1/2029[1]	244	248
	Antero Resources Corp. 5.375% 3/1/2030[1]	230	213
	Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]	2,040	1,976
	Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027[1]	170	212
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	271	267
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	1,245	1,112
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	1,610	1,439
	Blue Racer Midstream, LLC 7.625% 12/15/2025[1]	496	502
	California Resources Corp. 7.125% 2/1/2026[1]	390	392
	Callon Petroleum Co. 7.50% 6/15/2030[1]	1,360	1,285
	Cheniere Energy Partners, LP 4.50% 10/1/2029	938	862
	Cheniere Energy Partners, LP 4.00% 3/1/2031	413	364
	Cheniere Energy Partners, LP 3.25% 1/31/2032	175	144
	Cheniere Energy, Inc. 4.625% 10/15/2028	1,341	1,254
	Chesapeake Energy Corp. 4.875% 4/15/2022[2]	4,300	97
	Chesapeake Energy Corp. 5.50% 2/1/2026[1]	790	771
	Chesapeake Energy Corp. 5.875% 2/1/2029[1]	2,190	2,082
	Chesapeake Energy Corp. 6.75% 4/15/2029[1]	755	750
	Chord Energy Corp. 6.375% 6/1/2026[1]	795	789
	Civitas Resources, Inc. 5.00% 10/15/2026[1]	905	854
	Civitas Resources, Inc. 8.375% 7/1/2028[1]	800	810
	Civitas Resources, Inc. 8.75% 7/1/2031[1]	2,820	2,862
	CNX Midstream Partners, LP 4.75% 4/15/2030[1]	280	238
	CNX Resources Corp. 7.25% 3/14/2027[1]	1,168	1,157
	CNX Resources Corp. 6.00% 1/15/2029[1]	2,034	1,887
	CNX Resources Corp. 7.375% 1/15/2031[1]	1,111	1,082
	Comstock Resources, Inc. 6.75% 3/1/2029[1]	1,230	1,127
	Comstock Resources, Inc. 5.875% 1/15/2030[1]	1,260	1,095
	Constellation Oil Services Holding SA 4.00% PIK 12/31/2026[3]	3,169	1,876
	Continental Resources, Inc. 5.75% 1/15/2031[1]	365	347
	Crescent Energy Finance, LLC 7.25% 5/1/2026[1]	500	470
	Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	1,757	1,706
	Crestwood Midstream Partners, LP 5.625% 5/1/2027[1]	290	275
	Crestwood Midstream Partners, LP 6.00% 2/1/2029[1]	365	341
	Crestwood Midstream Partners, LP 8.00% 4/1/2029[1]	1,675	1,699
	Crestwood Midstream Partners, LP 7.375% 2/1/2031[1]	447	441
	Devon Energy Corp. 5.875% 6/15/2028	202	201
	Devon Energy Corp. 4.50% 1/15/2030	493	465
	Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[1,3,4]	68	66
	Diamond Foreign Asset Co. 9.00% Cash 4/22/2027[3]	62	59
	DT Midstream, Inc. 4.125% 6/15/2029[1]	1,503	1,320
	DT Midstream, Inc. 4.375% 6/15/2031[1]	307	265
	Earthstone Energy Holdings, LLC 9.875% 7/15/2031[1]	1,205	1,193
	Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	250	227
	Energean Israel Finance, Ltd. 4.50% 3/30/2024[1]	425	421
	Energean Israel Finance, Ltd. 4.875% 3/30/2026[1]	1,080	1,005
	Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	80	70
	Energean PLC 6.50% 4/30/2027[1]	380	347
	EPIC Crude Services, LP, Term Loan B, (3-month USD-LIBOR + 5.00%) 10.48% 3/2/2026[4,5]	140	134
	EQM Midstream Partners, LP 4.125% 12/1/2026	222	207
	EQM Midstream Partners, LP 7.50% 6/1/2027[1]	405	409
	EQM Midstream Partners, LP 6.50% 7/1/2027[1]	2,345	2,315
	EQM Midstream Partners, LP 5.50% 7/15/2028	881	834
	EQM Midstream Partners, LP 4.50% 1/15/2029[1]	835	746
	EQM Midstream Partners, LP 7.50% 6/1/2030[1]	338	342
	EQM Midstream Partners, LP 4.75% 1/15/2031[1]	1,645	1,443
	EQM Midstream Partners, LP 6.50% 7/15/2048	910	824
	EQT Corp. 5.00% 1/15/2029	170	160

American Funds Insurance Series	217

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Energy (continued)	EQT Corp. 3.625% 5/15/2031[1]	USD290	$ 250
	Genesis Energy, LP 6.50% 10/1/2025	1,886	1,860
	Genesis Energy, LP 6.25% 5/15/2026	320	304
	Genesis Energy, LP 8.00% 1/15/2027	2,960	2,889
	Genesis Energy, LP 7.75% 2/1/2028	87	83
	Genesis Energy, LP 8.875% 4/15/2030	1,000	978
	Harbour Energy PLC 5.50% 10/15/2026[1]	1,545	1,422
	Harvest Midstream I, LP 7.50% 9/1/2028[1]	1,947	1,932
	Hess Midstream Operations, LP 5.125% 6/15/2028[1]	851	797
	Hess Midstream Operations, LP 4.25% 2/15/2030[1]	1,430	1,249
	Hess Midstream Operations, LP 5.50% 10/15/2030[1]	630	583
	Hilcorp Energy I, LP 6.25% 11/1/2028[1]	145	137
	Hilcorp Energy I, LP 5.75% 2/1/2029[1]	985	893
	Hilcorp Energy I, LP 6.00% 4/15/2030[1]	922	841
	Hilcorp Energy I, LP 6.00% 2/1/2031[1]	723	647
	Hilcorp Energy I, LP 6.25% 4/15/2032[1]	700	625
	Holly Energy Partners, LP 6.375% 4/15/2027[1]	220	218
	Jonah Energy, LLC 12.00% 11/5/2025[6]	852	852
	Matador Resources Co. 6.875% 4/15/2028[1]	425	421
	Mesquite Energy, Inc. 7.25% 2/15/2023[1,2]	739	13
	Murphy Oil Corp. 5.75% 8/15/2025	139	137
	Murphy Oil Corp. 6.375% 7/15/2028	415	409
	Murphy Oil USA, Inc. 4.75% 9/15/2029	820	754
	Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	1,065	894
	Nabors Industries, Inc. 7.375% 5/15/2027[1]	1,745	1,662
	Nabors Industries, Ltd. 7.25% 1/15/2026[1]	320	299
	Neptune Energy Bondco PLC 6.625% 5/15/2025[1]	1,250	1,249
	New Fortress Energy, Inc. 6.75% 9/15/2025[1]	1,625	1,526
	New Fortress Energy, Inc. 6.50% 9/30/2026[1]	4,490	4,022
	NGL Energy Operating, LLC 7.50% 2/1/2026[1]	8,905	8,780
	NGL Energy Partners, LP 6.125% 3/1/2025	2,054	1,974
	NGL Energy Partners, LP 7.50% 4/15/2026	650	613
	Noble Finance II, LLC 8.00% 4/15/2030[1]	270	275
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	1,890	1,854
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	1,210	1,190
	NorthRiver Midstream Finance, LP 5.625% 2/15/2026[1]	625	583
	NuStar Logistics, LP 6.00% 6/1/2026	286	279
	Occidental Petroleum Corp. 5.875% 9/1/2025	710	706
	Occidental Petroleum Corp. 6.625% 9/1/2030	390	406
	Occidental Petroleum Corp. 6.125% 1/1/2031	465	473
	Occidental Petroleum Corp. 6.45% 9/15/2036	245	252
	Occidental Petroleum Corp. 6.20% 3/15/2040	290	286
	Occidental Petroleum Corp. 6.60% 3/15/2046	305	314
	Parkland Corp. 4.625% 5/1/2030[1]	440	382
	Patterson-UTI Energy, Inc. 5.15% 11/15/2029	80	73
	PDC Energy, Inc. 5.75% 5/15/2026	600	598
	Permian Resources Operating, LLC 6.875% 4/1/2027[1]	440	435
	Petrobras Global Finance BV 6.75% 6/3/2050	288	259
	Petrobras Global Finance BV 5.50% 6/10/2051	202	159
	Petroleos Mexicanos 4.875% 1/18/2024	223	219
	Petroleos Mexicanos 6.875% 10/16/2025	350	336
	Petroleos Mexicanos 8.75% 6/2/2029	732	663
	Petrorio Luxembourg SARL 6.125% 6/9/2026[1]	320	308
	Range Resources Corp. 4.875% 5/15/2025	362	355
	Range Resources Corp. 8.25% 1/15/2029	855	891
	Range Resources Corp. 4.75% 2/15/2030[1]	970	870
	Rockies Express Pipeline, LLC 4.95% 7/15/2029[1]	550	504
	Sabine Pass Liquefaction, LLC 4.50% 5/15/2030	371	353
	Southwestern Energy Co. 5.375% 2/1/2029	340	321
	Southwestern Energy Co. 5.375% 3/15/2030	2,725	2,546
	Southwestern Energy Co. 4.75% 2/1/2032	1,040	918

218	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Energy (continued)	Suburban Propane Partners, LP 5.00% 6/1/2031[1]	USD335	$ 281
	Sunoco, LP 6.00% 4/15/2027	547	539
	Sunoco, LP 5.875% 3/15/2028	290	279
	Sunoco, LP 4.50% 5/15/2029	1,970	1,750
	Sunoco, LP 4.50% 4/30/2030	1,955	1,711
	Superior Plus, LP 4.50% 3/15/2029[1]	50	44
	Tallgrass Energy Partners, LP 7.50% 10/1/2025[1]	85	85
	Targa Resources Partners, LP 6.50% 7/15/2027	133	132
	Targa Resources Partners, LP 6.875% 1/15/2029	915	934
	Targa Resources Partners, LP 5.50% 3/1/2030	327	315
	Targa Resources Partners, LP 4.875% 2/1/2031	695	643
	Targa Resources Partners, LP 4.00% 1/15/2032	190	165
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	375	371
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	1,032	1,055
	Transocean, Inc. 7.25% 11/1/2025[1]	500	481
	Transocean, Inc. 11.50% 1/30/2027[1]	245	254
	Transocean, Inc. 8.75% 2/15/2030[1]	529	538
	Transocean, Inc. 6.80% 3/15/2038	540	376
	USA Compression Partners, LP 6.875% 4/1/2026	669	656
	USA Compression Partners, LP 6.875% 9/1/2027	247	236
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	575	571
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	2,795	2,408
	Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	1,395	1,144
	Venture Global LNG, Inc. 8.125% 6/1/2028[1]	425	432
	Venture Global LNG, Inc. 8.375% 6/1/2031[1]	1,000	1,010
	W&T Offshore, Inc. 11.75% 2/1/2026[1]	355	354
	Weatherford International, Ltd. 6.50% 9/15/2028[1]	2,665	2,679
	Weatherford International, Ltd. 8.625% 4/30/2030[1]	3,721	3,781
	Western Midstream Operating, LP 3.35% 2/1/2025[7]	450	431
	Western Midstream Operating, LP 3.95% 6/1/2025	65	62
	Western Midstream Operating, LP 4.50% 3/1/2028	239	226
	Western Midstream Operating, LP 4.30% 2/1/2030[7]	80	72
	Western Midstream Operating, LP 6.15% 4/1/2033	302	305
	Western Midstream Operating, LP 5.50% 2/1/2050[7]	820	673

			128,013

Consumer discretionary 12.99%	Adient Global Holdings, Ltd. 4.875% 8/15/2026[1]	525	499
	Affinity Interactive 6.875% 12/15/2027[1]	530	467
	Allied Universal Holdco, LLC 6.625% 7/15/2026[1]	508	483
	Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	866	767
	Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	490	415
	Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	2,790	2,062
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	904	919
	Allwyn Entertainment Financing (UK) PLC 7.25% 4/30/2030	EUR338	376
	Asbury Automotive Group, Inc. 4.50% 3/1/2028	USD250	229
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	1,545	1,373
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	1,310	1,142
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[1]	280	236
	AutoNation, Inc. 2.40% 8/1/2031	610	463
	Bath & Body Works, Inc. 6.875% 11/1/2035	1,106	1,014
	Bath & Body Works, Inc. 6.75% 7/1/2036	655	590
	Boyd Gaming Corp. 4.75% 12/1/2027	441	418
	Boyd Gaming Corp. 4.75% 6/15/2031[1]	345	309
	Boyne USA, Inc. 4.75% 5/15/2029[1]	650	586
	Caesars Entertainment, Inc. 6.25% 7/1/2025[1]	1,085	1,081
	Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	1,609	1,406
	Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	2,140	2,151
	Caesars Entertainment, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.452% 2/6/2030[1,4,5]	390	390

American Funds Insurance Series	219

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)	Caesars Resort Collection, LLC 5.75% 7/1/2025[1]	USD345	$ 349
	Carnival Corp. 10.50% 2/1/2026[1]	1,405	1,478
	Carnival Corp. 5.75% 3/1/2027[1]	630	581
	Carnival Corp. 4.00% 8/1/2028[1]	3,470	3,079
	Carnival Corp. 6.00% 5/1/2029[1]	2,445	2,185
	CEC Entertainment, LLC 6.75% 5/1/2026[1]	320	306
	Clarios Global, LP 6.25% 5/15/2026[1]	140	139
	Clarios Global, LP 8.50% 5/15/2027[1]	315	316
	Dana, Inc. 4.25% 9/1/2030	115	96
	Dana, Inc. 4.50% 2/15/2032	375	312
	Empire Resorts, Inc. 7.75% 11/1/2026[1]	470	380
	Everi Holdings, Inc. 5.00% 7/15/2029[1]	95	83
	Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	1,405	1,234
	Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	4,820	4,107
	First Student Bidco, Inc. 4.00% 7/31/2029[1]	1,315	1,115
	First Student Bidco, Inc., Term Loan B, (3-month USD-LIBOR + 3.00%) 8.501% 7/21/2028[4,5]	219	213
	Ford Motor Co. 3.25% 2/12/2032	315	248
	Ford Motor Co. 6.10% 8/19/2032	695	674
	Ford Motor Credit Co., LLC 2.30% 2/10/2025	800	749
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	1,545	1,504
	Ford Motor Credit Co., LLC 4.134% 8/4/2025	430	408
	Ford Motor Credit Co., LLC 3.375% 11/13/2025	665	619
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	2,104	2,116
	Ford Motor Credit Co., LLC 4.542% 8/1/2026	1,460	1,374
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	1,365	1,220
	Ford Motor Credit Co., LLC 4.271% 1/9/2027	900	834
	Ford Motor Credit Co., LLC 4.125% 8/17/2027	835	763
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	880	787
	Ford Motor Credit Co., LLC 2.90% 2/16/2028	300	257
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	330	331
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	300	278
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	700	707
	Ford Motor Credit Co., LLC 4.00% 11/13/2030	570	488
	Gap, Inc. 3.625% 10/1/2029[1]	170	120
	Gap, Inc. 3.875% 10/1/2031[1]	108	74
	Group 1 Automotive, Inc. 4.00% 8/15/2028[1]	380	335
	Hanesbrands, Inc. 4.875% 5/15/2026[1]	894	836
	Hanesbrands, Inc. 9.00% 2/15/2031[1]	1,595	1,609
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.852% 3/8/2030[4,5]	644	648
	Hilton Domestic Operating Co., Inc. 3.75% 5/1/2029[1]	200	178
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	408	381
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]	1,045	909
	Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]	591	525
	Hyundai Capital America 1.65% 9/17/2026[1]	745	657
	International Game Technology PLC 6.50% 2/15/2025[1]	651	652
	International Game Technology PLC 4.125% 4/15/2026[1]	915	870
	International Game Technology PLC 5.25% 1/15/2029[1]	2,420	2,295
	Jacobs Entertainment, Inc. 6.75% 2/15/2029[1]	639	572
	KB Home 6.875% 6/15/2027	330	335
	KB Home 7.25% 7/15/2030	330	335
	Kontoor Brands, Inc. 4.125% 11/15/2029[1]	370	309
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	4,610	3,950
	Levi Strauss & Co. 3.50% 3/1/2031[1]	820	679
	Lindblad Expeditions, LLC 6.75% 2/15/2027[1]	205	195
	Lithia Motors, Inc. 4.625% 12/15/2027[1]	365	341
	Lithia Motors, Inc. 3.875% 6/1/2029[1]	1,370	1,192
	Lithia Motors, Inc. 4.375% 1/15/2031[1]	830	717
	LSF9 Atlantis Holdings, LLC 7.75% 2/15/2026[1]	335	312
	M.D.C. Holdings, Inc. 6.00% 1/15/2043	573	518

220	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)	Marriott International, Inc. 3.50% 10/15/2032	USD350	$ 303
	Marriott International, Inc. 2.75% 10/15/2033	310	247
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	1,075	929
	Melco Resorts Finance, Ltd. 4.875% 6/6/2025[1]	800	763
	Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]	595	527
	Merlin Entertainments PLC 5.75% 6/15/2026[1]	492	475
	MGM Resorts International 5.50% 4/15/2027	200	192
	Motel 6 Operating, LP, Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.205% 9/9/2026[4,5]	462	461
	NCL Corp., Ltd. 3.625% 12/15/2024[1]	300	289
	NCL Corp., Ltd. 5.875% 3/15/2026[1]	405	379
	NCL Corp., Ltd. 5.875% 2/15/2027[1]	1,510	1,471
	NCL Corp., Ltd. 7.75% 2/15/2029[1]	360	342
	Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[1]	1,650	1,538
	Party City Holdings, Inc. (6-month USD-LIBOR + 5.00%) 10.13% 7/15/2025[1,2,4]	240	26
	Party City Holdings, Inc. 8.75% 2/15/2026[1,2]	7,577	1,174
	Party City Holdings, Inc. 6.625% 8/1/2026[1,2]	500	3
	Party City Holdings, Inc., Term Loan DIP, 15.05% 7/19/2023[4,5]	1,356	1,403
	Penske Automotive Group, Inc. 3.75% 6/15/2029	670	579
	PetSmart, LLC 4.75% 2/15/2028[1]	960	888
	PetSmart, LLC 7.75% 2/15/2029[1]	865	860
	Premier Entertainment Sub, LLC 5.625% 9/1/2029[1]	200	152
	QVC, Inc. 4.85% 4/1/2024	1,450	1,419
	Rakuten Group, Inc. 10.25% 11/30/2024[1]	400	397
	Raptor Acquisition Corp. 4.875% 11/1/2026[1]	550	519
	RHP Hotel Properties, LP 7.25% 7/15/2028[1]	862	872
	Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[1]	1,251	1,328
	Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	1,090	1,002
	Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026[1]	715	679
	Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[1]	1,365	1,278
	Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028	1,700	1,479
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	795	742
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]	1,775	1,865
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[1]	1,010	1,077
	Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]	553	561
	Sally Holdings, LLC 5.625% 12/1/2025	1,030	1,017
	Scientific Games Holdings, LP 6.625% 3/1/2030[1]	960	846
	Scientific Games International, Inc. 8.625% 7/1/2025[1]	1,215	1,242
	Scientific Games International, Inc. 7.00% 5/15/2028[1]	985	981
	Scientific Games International, Inc. 7.25% 11/15/2029[1]	960	962
	Sonic Automotive, Inc. 4.625% 11/15/2029[1]	1,630	1,367
	Sonic Automotive, Inc. 4.875% 11/15/2031[1]	2,260	1,857
	Tempur Sealy International, Inc. 4.00% 4/15/2029[1]	95	82
	The New Home Co., Inc. 7.25% 10/15/2025[1]	395	367
	Travel + Leisure Co. 4.50% 12/1/2029[1]	785	669
	Universal Entertainment Corp. 8.75% 12/11/2024[1]	2,945	2,904
	Vail Resorts, Inc. 6.25% 5/15/2025[1]	315	316
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	1,245	1,164
	Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	910	832
	Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	482	432
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	247	246
	Yahoo Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 10.717% 9/1/2027[4,5]	465	445
	ZF North America Capital, Inc. 4.75% 4/29/2025[1]	300	293
	ZF North America Capital, Inc. 7.125% 4/14/2030[1]	700	713

			109,204

American Funds Insurance Series	221

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Communication services 10.93%	Altice France Holding SA 10.50% 5/15/2027[1]	USD1,080	$ 655
	Altice France SA 5.125% 7/15/2029[1]	1,677	1,192
	CCO Holdings, LLC 5.50% 5/1/2026[1]	102	99
	CCO Holdings, LLC 5.00% 2/1/2028[1]	586	534
	CCO Holdings, LLC 5.375% 6/1/2029[1]	360	326
	CCO Holdings, LLC 6.375% 9/1/2029[1]	300	283
	CCO Holdings, LLC 4.75% 3/1/2030[1]	3,437	2,942
	CCO Holdings, LLC 4.50% 8/15/2030[1]	3,029	2,525
	CCO Holdings, LLC 4.25% 2/1/2031[1]	3,000	2,430
	CCO Holdings, LLC 4.75% 2/1/2032[1]	2,504	2,045
	CCO Holdings, LLC 4.50% 5/1/2032	794	635
	CCO Holdings, LLC 4.50% 6/1/2033[1]	1,330	1,046
	CCO Holdings, LLC 4.25% 1/15/2034[1]	2,040	1,544
	Charter Communications Operating, LLC 2.80% 4/1/2031	140	113
	Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]	570	448
	Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029[1]	315	233
	Cogent Communications Group, Inc. 3.50% 5/1/2026[1]	690	641
	Connect Finco SARL 6.75% 10/1/2026[1]	725	705
	Consolidated Communications, Inc. 5.00% 10/1/2028[1]	225	169
	CSC Holdings, LLC 6.50% 2/1/2029[1]	600	486
	Diamond Sports Group, LLC 5.375% 8/15/2026[1,2]	503	17
	Diamond Sports Group, LLC 6.625% 8/15/2027[1,2]	1,056	27
	DIRECTV Financing, LLC 5.875% 8/15/2027[1]	2,696	2,445
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.217% 8/2/2027[4,5]	1,571	1,540
	DISH DBS Corp. 5.875% 11/15/2024	3,463	3,033
	DISH Network Corp. 11.75% 11/15/2027[1]	5,765	5,633
	Embarq Corp. 7.995% 6/1/2036	3,354	2,032
	Epicor Software Corp., Term Loan, (1-month USD CME Term SOFR + 7.75%) 12.952% 7/31/2028[4,5]	365	367
	Frontier Communications Holdings, LLC 5.875% 10/15/2027[1]	1,120	1,029
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]	2,960	2,557
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	1,240	963
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	600	439
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	750	552
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]	710	695
	Gray Escrow II, Inc. 5.375% 11/15/2031[1]	2,165	1,437
	Gray Television, Inc. 5.875% 7/15/2026[1]	2,028	1,820
	Gray Television, Inc. 7.00% 5/15/2027[1]	1,188	1,015
	Gray Television, Inc. 4.75% 10/15/2030[1]	717	487
	iHeartCommunications, Inc. 5.25% 8/15/2027[1]	640	490
	iHeartCommunications, Inc. 4.75% 1/15/2028[1]	250	189
	Lamar Media Corp. 3.75% 2/15/2028	61	56
	Lamar Media Corp. 4.875% 1/15/2029	300	279
	Lamar Media Corp. 4.00% 2/15/2030	260	228
	Lamar Media Corp. 3.625% 1/15/2031	460	388
	Level 3 Financing, Inc. 3.75% 7/15/2029[1]	550	332
	Ligado Networks, LLC 15.50% PIK 11/1/2023[1,3]	2,558	985
	Ligado Networks, LLC, Term Loan, 15.00% PIK 11/1/2023[3,5,6]	220	209
	Likewize Corp. 9.75% 10/15/2025[1]	140	135
	Live Nation Entertainment, Inc. 4.75% 10/15/2027[1]	400	374
	Live Nation Entertainment, Inc. 3.75% 1/15/2028[1]	830	743
	Midas OpCo Holdings, LLC 5.625% 8/15/2029[1]	2,880	2,468
	Netflix, Inc. 4.875% 4/15/2028	310	307
	News Corp. 3.875% 5/15/2029[1]	1,495	1,314
	News Corp. 5.125% 2/15/2032[1]	1,760	1,607
	Nexstar Media, Inc. 5.625% 7/15/2027[1]	324	302
	Nexstar Media, Inc. 4.75% 11/1/2028[1]	3,475	3,018
	Scripps Escrow II, Inc. 3.875% 1/15/2029[1]	680	550
	Sirius XM Radio, Inc. 3.125% 9/1/2026[1]	2,530	2,268
	Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	3,045	2,649

222	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Communication services (continued)	Sirius XM Radio, Inc. 4.125% 7/1/2030[1]	USD920	$ 752
	Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	2,880	2,230
	Sprint Capital Corp. 6.875% 11/15/2028	1,256	1,332
	Sprint Capital Corp. 8.75% 3/15/2032	1,751	2,118
	Sprint Corp. 7.625% 3/1/2026	480	499
	TEGNA, Inc. 5.00% 9/15/2029	366	316
	T-Mobile USA, Inc. 3.375% 4/15/2029	860	777
	Univision Communications, Inc. 5.125% 2/15/2025[1]	3,460	3,391
	Univision Communications, Inc. 6.625% 6/1/2027[1]	3,150	3,049
	Univision Communications, Inc. 4.50% 5/1/2029[1]	5,120	4,404
	Univision Communications, Inc. 7.375% 6/30/2030[1]	1,690	1,611
	Univision Communications, Inc., Term Loan,
	(3-month USD CME Term SOFR + 4.25%) 9.492% 6/24/2029[4,5]	69	69
	UPC Broadband Finco BV 4.875% 7/15/2031[1]	430	354
	Virgin Media Secured Finance PLC 4.50% 8/15/2030[1]	590	495
	VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]	2,375	1,922
	VZ Secured Financing BV 5.00% 1/15/2032[1]	1,060	855
	WMG Acquisition Corp. 3.75% 12/1/2029[1]	1,735	1,502
	WMG Acquisition Corp. 3.875% 7/15/2030[1]	580	501
	WMG Acquisition Corp. 3.00% 2/15/2031[1]	225	182
	Ziggo Bond Co. BV 5.125% 2/28/2030[1]	419	318
	Ziggo BV 4.875% 1/15/2030[1]	1,350	1,122

			91,829

Health care 9.92%	1375209 B.C., Ltd. 9.00% 1/30/2028[1]	720	723
	AdaptHealth, LLC 6.125% 8/1/2028[1]	250	217
	AdaptHealth, LLC 4.625% 8/1/2029[1]	55	44
	AdaptHealth, LLC 5.125% 3/1/2030[1]	395	320
	AthenaHealth Group, Inc. 6.50% 2/15/2030[1]	640	539
	Avantor Funding, Inc. 4.625% 7/15/2028[1]	2,305	2,139
	Avantor Funding, Inc. 3.875% 11/1/2029[1]	500	438
	Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	1,789	1,509
	Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	271	149
	Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	4,360	3,858
	Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	1,256	1,097
	Bausch Health Companies, Inc. 6.125% 2/1/2027[1]	245	157
	Bausch Health Companies, Inc. 5.75% 8/15/2027[1]	1,095	672
	Bausch Health Companies, Inc. 5.00% 1/30/2028[1]	982	422
	Bausch Health Companies, Inc. 4.875% 6/1/2028[1]	3,390	2,022
	Bausch Health Companies, Inc. 5.00% 2/15/2029[1]	240	101
	Bausch Health Companies, Inc. 7.25% 5/30/2029[1]	340	145
	Bausch Health Companies, Inc. 5.25% 1/30/2030[1]	1,952	813
	Bausch Health Companies, Inc. 14.00% 10/15/2030[1]	550	330
	Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	3,762	1,576
	Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]	290	266
	Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]	340	277
	Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]	1,248	1,012
	Centene Corp. 4.25% 12/15/2027	344	322
	Centene Corp. 2.45% 7/15/2028	1,780	1,523
	Centene Corp. 4.625% 12/15/2029	1,785	1,645
	Centene Corp. 3.375% 2/15/2030	217	187
	Centene Corp. 3.00% 10/15/2030	295	246
	Centene Corp. 2.50% 3/1/2031	1,125	898
	Centene Corp. 2.625% 8/1/2031	825	658
	Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	761	697
	Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	680	599
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	1,575	1,389
	CHS / Community Health Systems, Inc. 6.00% 1/15/2029[1]	138	116
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[1]	1,620	1,278

American Funds Insurance Series	223

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Health care (continued)	CHS / Community Health Systems, Inc. 4.75% 2/15/2031[1]	USD1,020	$ 772
	DaVita, Inc. 4.625% 6/1/2030[1]	315	271
	Endo DAC 5.875% 10/15/2024[1]	520	382
	Endo DAC 9.50% 7/31/2027[1,2]	311	19
	Endo DAC 6.00% 6/30/2028[1,2]	2,313	121
	Endo Luxembourg Finance Co. I SARL 6.125% 4/1/2029[1]	660	489
	Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 5.05% 6/30/2030[4,5]	1,085	1,086
	Grifols Escrow Issuer SA 4.75% 10/15/2028[1]	630	547
	HCA, Inc. 5.625% 9/1/2028	1,300	1,302
	HCA, Inc. 5.875% 2/1/2029	255	257
	HCA, Inc. 3.50% 9/1/2030	1,215	1,066
	HCA, Inc. 4.625% 3/15/2052[1]	233	192
	HCA, Inc. 7.50% 11/15/2095	250	282
	HealthEquity, Inc. 4.50% 10/1/2029[1]	795	702
	IQVIA, Inc. 5.00% 10/15/2026[1]	623	602
	IQVIA, Inc. 6.50% 5/15/2030[1]	555	561
	Jazz Securities DAC 4.375% 1/15/2029[1]	461	412
	Mallinckrodt International Finance SA 10.00% 4/15/2025[1]	579	455
	Medline Borrower, LP 3.875% 4/1/2029[1]	220	191
	Medline Borrower, LP 5.25% 10/1/2029[1]	1,810	1,572
	Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 3.25%) 8.352% 10/23/2028[4,5]	423	419
	Molina Healthcare, Inc. 4.375% 6/15/2028[1]	1,055	974
	Molina Healthcare, Inc. 3.875% 11/15/2030[1]	3,034	2,610
	Molina Healthcare, Inc. 3.875% 5/15/2032[1]	2,400	2,015
	Option Care Health, Inc. 4.375% 10/31/2029[1]	290	256
	Owens & Minor, Inc. 4.375% 12/15/2024	1,185	1,151
	Owens & Minor, Inc. 4.50% 3/31/2029[1]	1,795	1,492
	Owens & Minor, Inc. 6.625% 4/1/2030[1]	2,395	2,175
	Par Pharmaceutical, Inc. 7.50% 4/1/2027[1]	5,640	4,176
	Radiology Partners, Inc. 9.25% 2/1/2028[1]	1,873	685
	Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 9.467% 7/9/2025[4,5]	555	419
	RP Escrow Issuer, LLC 5.25% 12/15/2025[1]	1,711	1,264
	Select Medical Corp. 6.25% 8/15/2026[1]	554	545
	Surgery Center Holdings, Inc. 10.00% 4/15/2027[1]	244	250
	Syneos Health, Inc. 3.625% 1/15/2029[1]	310	303
	Team Health Holdings, Inc. 6.375% 2/1/2025[1]	244	130
	Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.403% 3/2/2027[4,5]	274	191
	Tenet Healthcare Corp. 4.875% 1/1/2026	4,425	4,314
	Tenet Healthcare Corp. 6.25% 2/1/2027	500	495
	Tenet Healthcare Corp. 5.125% 11/1/2027	265	253
	Tenet Healthcare Corp. 4.625% 6/15/2028	435	407
	Tenet Healthcare Corp. 6.125% 10/1/2028	1,105	1,065
	Tenet Healthcare Corp. 4.25% 6/1/2029	1,285	1,162
	Tenet Healthcare Corp. 4.375% 1/15/2030	870	786
	Tenet Healthcare Corp. 6.125% 6/15/2030	295	291
	Tenet Healthcare Corp. 6.75% 5/15/2031[1]	1,270	1,275
	Tenet Healthcare Corp. 6.875% 11/15/2031	100	100
	Teva Pharmaceutical Finance Netherlands III BV 2.80% 7/21/2023	258	258
	Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	2,312	2,299
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	3,074	2,758
	Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	1,245	1,153
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	1,013	999
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	5,640	5,122

224	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Health care (continued)	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	USD400	$ 413
	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	1,054	1,106
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	602	397

			83,373

Materials 9.59%	Alcoa Nederland Holding BV 5.50% 12/15/2027[1]	510	494
	Alcoa Nederland Holding BV 4.125% 3/31/2029[1]	430	385
	ArcelorMittal SA 7.00% 10/15/2039	488	510
	ArcelorMittal SA 6.75% 3/1/2041	755	769
	ARD Finance SA 6.50% Cash 6/30/2027[1,3]	422	343
	Ardagh Metal Packaging Finance USA, LLC 6.00% 6/15/2027[1]	200	197
	Ardagh Metal Packaging Finance USA, LLC 4.00% 9/1/2029[1]	1,055	837
	Ardagh Packaging Finance PLC 5.25% 8/15/2027[1]	500	424
	ATI, Inc. 4.875% 10/1/2029	690	623
	ATI, Inc. 5.125% 10/1/2031	1,110	991
	Avient Corp. 7.125% 8/1/2030[1]	335	339
	Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	460	434
	Ball Corp. 6.875% 3/15/2028	1,065	1,087
	Ball Corp. 6.00% 6/15/2029	350	348
	Ball Corp. 2.875% 8/15/2030	160	133
	Ball Corp. 3.125% 9/15/2031	1,320	1,087
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]	1,300	1,060
	Cleveland-Cliffs, Inc. 6.75% 3/15/2026[1]	487	493
	Cleveland-Cliffs, Inc. 7.00% 3/15/2027	297	290
	Cleveland-Cliffs, Inc. 5.875% 6/1/2027	3,243	3,168
	Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	1,906	1,719
	Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]	455	439
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	2,355	2,072
	CROWN Americas, LLC 5.25% 4/1/2030	240	228
	CVR Partners, LP 6.125% 6/15/2028[1]	960	836
	Element Solutions, Inc. 3.875% 9/1/2028[1]	410	358
	First Quantum Minerals, Ltd. 7.50% 4/1/2025[1]	3,028	3,028
	First Quantum Minerals, Ltd. 6.875% 3/1/2026[1]	3,351	3,303
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	7,610	7,435
	Freeport-McMoRan, Inc. 4.25% 3/1/2030	437	403
	Freeport-McMoRan, Inc. 5.45% 3/15/2043	411	384
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	9,072	8,233
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	5,873	5,300
	Graphic Packaging International, LLC 3.75% 2/1/2030[1]	490	423
	Hexion, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 9.779% 3/15/2029[4,5]	216	205
	INEOS Finance PLC 6.75% 5/15/2028[1]	500	481
	Kaiser Aluminum Corp. 4.625% 3/1/2028[1]	638	559
	LABL, Inc. 10.50% 7/15/2027[1]	1,405	1,351
	LABL, Inc. 5.875% 11/1/2028[1]	730	665
	LABL, Inc. 9.50% 11/1/2028[1]	162	165
	LABL, Inc. 8.25% 11/1/2029[1]	715	599
	LSB Industries, Inc. 6.25% 10/15/2028[1]	2,445	2,185
	Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]	382	380
	Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]	625	578
	Methanex Corp. 5.125% 10/15/2027	3,600	3,355
	Methanex Corp. 5.25% 12/15/2029	637	583
	Methanex Corp. 5.65% 12/1/2044	465	382
	Mineral Resources, Ltd. 8.125% 5/1/2027[1]	138	138
	Mineral Resources, Ltd. 8.00% 11/1/2027[1]	1,344	1,343
	Mineral Resources, Ltd. 8.50% 5/1/2030[1]	1,085	1,090
	Nova Chemicals Corp. 4.875% 6/1/2024[1]	760	743
	Nova Chemicals Corp. 5.25% 6/1/2027[1]	1,431	1,274
	Nova Chemicals Corp. 4.25% 5/15/2029[1]	1,555	1,271

American Funds Insurance Series	225

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Materials (continued)	Novelis Corp. 3.25% 11/15/2026[1]	USD825	$ 748
	Novelis Corp. 4.75% 1/30/2030[1]	563	501
	Novelis Corp. 3.875% 8/15/2031[1]	1,122	925
	Olin Corp. 5.625% 8/1/2029	200	193
	Olin Corp. 5.00% 2/1/2030	180	166
	Olympus Water US Holding Corp. 9.75% 11/15/2028[1]	1,470	1,436
	Owens-Brockway Glass Container, Inc. 6.375% 8/15/2025[1]	265	266
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	660	590
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	1,225	1,028
	Scotts Miracle-Gro Co. 4.50% 10/15/2029	379	326
	Scotts Miracle-Gro Co. 4.375% 2/1/2032	455	359
	Sealed Air Corp. 4.00% 12/1/2027[1]	316	289
	Sealed Air Corp. 6.125% 2/1/2028[1]	657	653
	SPCM SA 3.375% 3/15/2030[1]	400	333
	Summit Materials, LLC 6.50% 3/15/2027[1]	360	358
	Summit Materials, LLC 5.25% 1/15/2029[1]	755	714
	Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]	470	488
	Trivium Packaging Finance BV 5.50% 8/15/2026[1]	330	317
	Trivium Packaging Finance BV 8.50% 8/15/2027[1]	903	870
	Tronox, Inc. 4.625% 3/15/2029[1]	730	607
	Valvoline, Inc. 4.25% 2/15/2030[1]	353	347
	Valvoline, Inc. 3.625% 6/15/2031[1]	410	334
	Venator Finance SARL 9.50% 7/1/2025[1,2]	1,763	1,349
	Venator Finance SARL 5.75% 7/15/2025[1,2]	3,501	83
	Venator Finance SARL, Term Loan, 15.05% 9/14/2023[4,5]	452	466
	Venator Finance SARL, Term Loan, (USD Prime Rate + 4.00%) 0% 8/8/2024[2,4,5]	149	83
	Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	1,235	1,242

			80,591

Industrials 8.11%	AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]	755	749
	ADT Security Corp. 4.125% 8/1/2029[1]	200	173
	Allison Transmission, Inc. 3.75% 1/30/2031[1]	1,235	1,044
	Ashtead Capital, Inc. 5.50% 8/11/2032[1]	400	387
	Atkore, Inc. 4.25% 6/1/2031[1]	385	334
	Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]	885	837
	Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]	1,325	1,230
	Avolon Holdings Funding, Ltd. 5.25% 5/15/2024[1]	660	649
	Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]	2,098	1,771
	Bombardier, Inc. 7.50% 3/15/2025[1]	256	257
	Bombardier, Inc. 7.125% 6/15/2026[1]	3,500	3,480
	Bombardier, Inc. 7.875% 4/15/2027[1]	2,358	2,355
	Bombardier, Inc. 6.00% 2/15/2028[1]	1,010	956
	Bombardier, Inc. 7.50% 2/1/2029[1]	852	843
	Bombardier, Inc. 7.45% 5/1/2034[1]	115	131
	BWX Technologies, Inc. 4.125% 6/30/2028[1]	515	470
	BWX Technologies, Inc. 4.125% 4/15/2029[1]	1,005	909
	Chart Industries, Inc. 7.50% 1/1/2030[1]	523	534
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	1,070	950
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	985	875
	Clean Harbors, Inc. 4.875% 7/15/2027[1]	766	734
	Clean Harbors, Inc. 5.125% 7/15/2029[1]	265	251
	Clean Harbors, Inc. 6.375% 2/1/2031[1]	601	605
	CoreLogic, Inc. 4.50% 5/1/2028[1]	4,589	3,705
	CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 6/4/2029[4,5]	660	537
	Covanta Holding Corp. 4.875% 12/1/2029[1]	1,105	957
	Covanta Holding Corp. 5.00% 9/1/2030	1,455	1,237
	Covanta Holding Corp., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.174% 11/30/2028[4,5]	231	229

226	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Industrials (continued)	Covanta Holding Corp., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.30% 11/30/2028[4,5]	USD14	$ 13
	Enviri Corp. 5.75% 7/31/2027[1]	395	344
	Garda World Security Corp. 6.00% 6/1/2029[1]	150	123
	GFL Environmental, Inc. 3.50% 9/1/2028[1]	470	419
	Herc Holdings, Inc. 5.50% 7/15/2027[1]	200	192
	Howmet Aerospace, Inc. 5.95% 2/1/2037	455	464
	Icahn Enterprises, LP 4.75% 9/15/2024	1,405	1,344
	Icahn Enterprises, LP 6.375% 12/15/2025	161	150
	Icahn Enterprises, LP 6.25% 5/15/2026	517	471
	Icahn Enterprises, LP 5.25% 5/15/2027	579	500
	Icahn Enterprises, LP 4.375% 2/1/2029	675	531
	KKR Apple Bidco, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.00%) 9.102% 9/22/2028[4,5]	1,117	1,115
	LSC Communications, Inc. 8.75% 10/15/2023[1,2,6]	8,933	27
	LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 7.75% 9/30/2022[2,4,5,6]	301	1
	Masonite International Corp. 3.50% 2/15/2030[1]	530	446
	MasTec, Inc. 4.50% 8/15/2028[1]	460	425
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	2,961	2,971
	Mueller Water Products, Inc. 4.00% 6/15/2029[1]	275	244
	Park River Holdings, Inc. 5.625% 2/1/2029[1]	775	602
	PGT Innovations, Inc. 4.375% 10/1/2029[1]	560	523
	Pitney Bowes, Inc. 6.875% 3/15/2027[1]	600	445
	PM General Purchaser, LLC 9.50% 10/1/2028[1]	2,300	2,253
	Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]	475	419
	R.R. Donnelley & Sons Co. 6.125% 11/1/2026[1]	375	375
	Regal Rexnord Corp. 6.40% 4/15/2033[1]	955	955
	Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]	611	617
	Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]	2,743	2,849
	Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]	170	153
	Rolls-Royce PLC 5.75% 10/15/2027[1]	515	504
	Sabre GLBL, Inc. 9.25% 4/15/2025[1]	140	131
	Sabre GLBL, Inc. 7.375% 9/1/2025[1]	133	118
	Sabre GLBL, Inc. 11.25% 12/15/2027[1]	247	209
	Sensata Technologies, Inc. 3.75% 2/15/2031[1]	500	428
	SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	975	947
	Spirit AeroSystems, Inc. 7.50% 4/15/2025[1]	175	173
	Spirit AeroSystems, Inc. 4.60% 6/15/2028	1,480	1,243
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	1,096	1,175
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.50%) 9.545% 1/15/2027[4,5]	763	766
	SRS Distribution, Inc. 4.625% 7/1/2028[1]	480	429
	Stericycle, Inc. 5.375% 7/15/2024[1]	585	578
	Stericycle, Inc. 3.875% 1/15/2029[1]	940	836
	The Brink’s Co. 4.625% 10/15/2027[1]	719	668
	The Dun & Bradstreet Corp. 5.00% 12/15/2029[1]	1,235	1,090
	The Hertz Corp. 5.00% 12/1/2029[1]	490	406
	Titan International, Inc. 7.00% 4/30/2028	750	702
	TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[1]	1,495	1,383
	TransDigm UK Holdings PLC 6.875% 5/15/2026	710	704
	TransDigm, Inc. 6.25% 3/15/2026[1]	1,638	1,631
	TransDigm, Inc. 6.375% 6/15/2026	240	237
	TransDigm, Inc. 5.50% 11/15/2027	1,030	973
	TransDigm, Inc. 6.75% 8/15/2028[1]	690	693
	Triumph Group, Inc. 7.75% 8/15/2025	685	667
	Triumph Group, Inc. 9.00% 3/15/2028[1]	1,642	1,679
	United Airlines, Inc. 4.375% 4/15/2026[1]	285	271
	United Airlines, Inc. 4.625% 4/15/2029[1]	645	588
	United Rentals (North America), Inc. 6.00% 12/15/2029[1]	115	115
	United Rentals (North America), Inc. 3.875% 2/15/2031	525	455

American Funds Insurance Series	227

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Industrials (continued)	United Rentals (North America), Inc. 3.75% 1/15/2032	USD450	$ 382
	WESCO Distribution, Inc. 7.125% 6/15/2025[1]	675	683
	WESCO Distribution, Inc. 7.25% 6/15/2028[1]	580	592
	XPO, Inc. 7.125% 6/1/2031[1]	533	538

			68,154

Financials 7.59%	Advisor Group Holdings, Inc. 10.75% 8/1/2027[1]	3,890	3,920
	AG Issuer, LLC 6.25% 3/1/2028[1]	2,431	2,318
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	1,058	1,085
	Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	890	800
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	1,741	1,639
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	1,560	1,359
	AmWINS Group, Inc. 4.875% 6/30/2029[1]	1,370	1,239
	Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[1]	2,948	2,564
	Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 11.688% 8/2/2029[4,5]	1,245	1,121
	AssuredPartners, Inc. 5.625% 1/15/2029[1]	365	316
	Blackstone Private Credit Fund 7.05% 9/29/2025	640	639
	Block, Inc. 2.75% 6/1/2026	1,455	1,326
	Block, Inc. 3.50% 6/1/2031	1,645	1,365
	BroadStreet Partners, Inc. 5.875% 4/15/2029[1]	575	499
	Castlelake Aviation Finance DAC 5.00% 4/15/2027[1]	835	740
	Coinbase Global, Inc. 3.375% 10/1/2028[1]	1,330	891
	Coinbase Global, Inc. 3.625% 10/1/2031[1]	1,620	959
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	4,150	3,642
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	1,230	997
	Credit Acceptance Corp. 5.125% 12/31/2024[1]	275	267
	Fortrea Holdings, Inc. 7.50% 7/1/2030[1]	1,000	1,025
	GTCR (AP) Finance, Inc. 8.00% 5/15/2027[1]	437	429
	Hightower Holding, LLC 6.75% 4/15/2029[1]	1,280	1,108
	HUB International, Ltd. 7.00% 5/1/2026[1]	1,745	1,743
	HUB International, Ltd. 5.625% 12/1/2029[1]	240	216
	HUB International, Ltd. 7.25% 6/15/2030[1]	997	1,030
	HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.40% 6/20/2030[4,5]	824	826
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	725	627
	JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[7]	160	137
	LPL Holdings, Inc. 4.625% 11/15/2027[1]	1,592	1,494
	LPL Holdings, Inc. 4.00% 3/15/2029[1]	1,495	1,313
	LPL Holdings, Inc. 4.375% 5/15/2031[1]	1,135	982
	MGIC Investment Corp. 5.25% 8/15/2028	525	496
	MSCI, Inc. 4.00% 11/15/2029[1]	555	503
	MSCI, Inc. 3.625% 9/1/2030[1]	21	18
	MSCI, Inc. 3.875% 2/15/2031[1]	1,700	1,475
	MSCI, Inc. 3.625% 11/1/2031[1]	1,941	1,659
	MSCI, Inc. 3.25% 8/15/2033[1]	1,269	1,023
	Navient Corp. 6.125% 3/25/2024	1,047	1,040
	Navient Corp. 5.875% 10/25/2024	1,295	1,274
	Navient Corp. 6.75% 6/25/2025	550	541
	Navient Corp. 6.75% 6/15/2026	640	618
	Navient Corp. 5.00% 3/15/2027	2,883	2,582
	Navient Corp. 4.875% 3/15/2028	320	274
	Navient Corp. 5.50% 3/15/2029	2,280	1,946
	Navient Corp. 9.375% 7/25/2030	200	199
	Navient Corp. 5.625% 8/1/2033	1,478	1,113
	NFP Corp. 6.875% 8/15/2028[1]	1,030	896
	OneMain Finance Corp. 7.125% 3/15/2026	1,335	1,313
	Owl Rock Capital Corp. 3.75% 7/22/2025	600	556
	Owl Rock Capital Corp. 3.40% 7/15/2026	290	257
	Owl Rock Capital Corp. II 4.625% 11/26/2024[1]	450	427

228	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Financials (continued)	Owl Rock Capital Corp. III 3.125% 4/13/2027	USD600	$ 509
	Owl Rock Core Income Corp. 4.70% 2/8/2027	800	727
	Oxford Finance, LLC 6.375% 2/1/2027[1]	1,763	1,642
	Rocket Mortgage, LLC 2.875% 10/15/2026[1]	520	461
	Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	615	545
	Starwood Property Trust, Inc. 4.375% 1/15/2027[1]	660	569
	WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[1,3]	2,239	937
	WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[1,3]	1,784	1,582

			63,798

Information technology 5.49%	Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 9.231% 6/13/2024[4,5]	1,222	1,177
	Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 12.405% 6/13/2025[4,5]	4,424	4,020
	Black Knight InfoServ, LLC 3.625% 9/1/2028[1]	410	368
	BMC Software, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 10.717% 2/27/2026[4,5]	720	704
	Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	450	407
	Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]	580	520
	Boxer Parent Co., Inc. 7.125% 10/2/2025[1]	180	180
	Boxer Parent Co., Inc. 9.125% 3/1/2026[1]	240	239
	CDK Global, Inc. 7.25% 6/15/2029[1]	610	604
	Cloud Software Group, Inc. 6.50% 3/31/2029[1]	550	490
	Cloud Software Group, Inc. 9.00% 9/30/2029[1]	2,995	2,619
	CommScope Technologies, LLC 6.00% 6/15/2025[1]	1,774	1,656
	CommScope Technologies, LLC 5.00% 3/15/2027[1]	645	450
	CommScope, Inc. 6.00% 3/1/2026[1]	695	649
	CommScope, Inc. 8.25% 3/1/2027[1]	977	783
	CommScope, Inc. 7.125% 7/1/2028[1]	534	380
	Condor Merger Sub, Inc. 7.375% 2/15/2030[1]	685	596
	Diebold Nixdorf Dutch Holding BV 9.00% 7/15/2025[2]	EUR1,227	249
	Diebold Nixdorf, Inc. 9.375% 7/15/2025[1,2]	USD7,523	1,392
	Diebold Nixdorf, Inc., units, 8.50% PIK or 8.50% Cash 10/15/2026[1,2,3]	1,324	20
	Diebold Nixdorf, Inc., Term Loan B1, (USD-SOFR + 7.50%) 11.50% 10/2/2023[4,5]	6,289	5,959
	Diebold Nixdorf, Inc., Term Loan B2, (USD-SOFR + 7.50%) 11.50% 10/2/2023[4,5]	4,070	3,857
	Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.479% 7/15/2025[2,4,5]	3,351	603
	Entegris Escrow Corp. 4.75% 4/15/2029[1]	370	344
	EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	1,850	1,798
	Fair Isaac Corp. 4.00% 6/15/2028[1]	770	707
	Finastra, Ltd., Term Loan B, (3-month EUR-EURIBOR + 3.00%) 6.134% 6/13/2024[4,5]	EUR842	870
	Gartner, Inc. 4.50% 7/1/2028[1]	USD1,863	1,742
	Gartner, Inc. 3.625% 6/15/2029[1]	19	17
	Gartner, Inc. 3.75% 10/1/2030[1]	1,001	873
	Go Daddy Operating Co., LLC 5.25% 12/1/2027[1]	390	371
	Go Daddy Operating Co., LLC 3.50% 3/1/2029[1]	505	433
	Imola Merger Corp. 4.75% 5/15/2029[1]	300	261
	MicroStrategy, Inc. 6.125% 6/15/2028[1]	325	292
	NCR Corp. 5.125% 4/15/2029[1]	1,759	1,559
	NCR Corp. 6.125% 9/1/2029[1]	475	476
	Open Text Corp., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.702% 1/31/2030[4,5]	353	354
	Rocket Software, Inc. 6.50% 2/15/2029[1]	455	384
	Synaptics, Inc. 4.00% 6/15/2029[1]	375	315
	Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.842% 9/29/2028[4,5]	1,251	1,172
	UKG, Inc., Term Loan, (1-month USD CME Term SOFR + 4.50%) 4.50% 5/4/2026[4,5]	675	675
	UKG, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.271% 5/4/2026[4,5]	463	455
	UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.271% 5/3/2027[4,5]	905	878
	Unisys Corp. 6.875% 11/1/2027[1]	975	703

American Funds Insurance Series	229

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Information technology (continued)	Viavi Solutions, Inc. 3.75% 10/1/2029[1]	USD230	$ 196
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[6,7,8]	3,110	2,986
	Xerox Holdings Corp. 5.50% 8/15/2028[1]	435	370

			46,153

Consumer staples 4.20%	Albertsons Companies, Inc. 3.25% 3/15/2026[1]	240	222
	Albertsons Companies, Inc. 4.625% 1/15/2027[1]	900	854
	Albertsons Companies, Inc. 3.50% 3/15/2029[1]	3,468	3,005
	Albertsons Companies, Inc. 4.875% 2/15/2030[1]	615	568
	B&G Foods, Inc. 5.25% 4/1/2025	1,377	1,317
	B&G Foods, Inc. 5.25% 9/15/2027	2,093	1,821
	BJ’s Wholesale Club, Term Loan, (3-month USD CME Term SOFR + 2.75%) 7.891% 2/3/2027[4,5]	250	251
	Central Garden & Pet Co. 4.125% 10/15/2030	720	604
	Central Garden & Pet Co. 4.125% 4/30/2031[1]	880	727
	Coty, Inc. 5.00% 4/15/2026[1]	700	672
	Coty, Inc. 6.50% 4/15/2026[1]	460	456
	Coty, Inc. 4.75% 1/15/2029[1]	1,475	1,362
	Darling Ingredients, Inc. 6.00% 6/15/2030[1]	1,635	1,598
	Energizer Holdings, Inc. 4.375% 3/31/2029[1]	655	565
	H.J. Heinz Co. 3.875% 5/15/2027	275	264
	H.J. Heinz Co. 4.375% 6/1/2046	306	260
	Ingles Markets, Inc. 4.00% 6/15/2031[1]	345	290
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]	2,148	1,968
	Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]	3,275	2,903
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	2,280	2,040
	Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]	800	715
	Nestle Skin Health SA, Term Loan B3, (3-month USD CME Term SOFR + 3.75%) 9.092% 10/1/2026[4,5]	780	777
	Performance Food Group, Inc. 5.50% 10/15/2027[1]	705	680
	Performance Food Group, Inc. 4.25% 8/1/2029[1]	483	430
	Post Holdings, Inc. 5.625% 1/15/2028[1]	1,199	1,154
	Post Holdings, Inc. 5.50% 12/15/2029[1]	451	417
	Post Holdings, Inc. 4.625% 4/15/2030[1]	3,355	2,944
	Post Holdings, Inc. 4.50% 9/15/2031[1]	1,350	1,154
	Prestige Brands, Inc. 5.125% 1/15/2028[1]	103	98
	Prestige Brands, Inc. 3.75% 4/1/2031[1]	1,275	1,057
	Simmons Foods, Inc. 4.625% 3/1/2029[1]	993	797
	TreeHouse Foods, Inc. 4.00% 9/1/2028	1,415	1,221
	United Natural Foods, Inc. 6.75% 10/15/2028[1]	2,030	1,685
	US Foods, Inc. 4.625% 6/1/2030[1]	460	413

			35,289

Real estate 3.76%	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	1,008	755
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	977	695
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	1,304	1,196
	Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	574	484
	Forestar Group, Inc. 3.85% 5/15/2026[1]	465	428
	Forestar Group, Inc. 5.00% 3/1/2028[1]	92	84
	Howard Hughes Corp. 5.375% 8/1/2028[1]	1,327	1,183
	Howard Hughes Corp. 4.125% 2/1/2029[1]	2,043	1,693
	Howard Hughes Corp. 4.375% 2/1/2031[1]	2,363	1,888
	Iron Mountain, Inc. 4.875% 9/15/2027[1]	1,616	1,528
	Iron Mountain, Inc. 5.25% 3/15/2028[1]	1,214	1,136
	Iron Mountain, Inc. 5.00% 7/15/2028[1]	367	340
	Iron Mountain, Inc. 7.00% 2/15/2029[1]	210	211
	Iron Mountain, Inc. 5.25% 7/15/2030[1]	2,880	2,598
	Iron Mountain, Inc. 4.50% 2/15/2031[1]	1,330	1,144

230	American Funds Insurance Series

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Real estate (continued)	Kennedy-Wilson, Inc. 4.75% 3/1/2029	USD2,170	$ 1,718
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,545	1,922
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	1,970	1,476
	Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]	740	699
	Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	1,534	1,334
	Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	190	155
	MPT Operating Partnership, LP 5.00% 10/15/2027	638	537
	MPT Operating Partnership, LP 3.50% 3/15/2031	239	165
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	820	707
	RHP Hotel Properties, LP 4.50% 2/15/2029[1]	620	549
	RLJ Lodging Trust, LP 3.75% 7/1/2026[1]	250	230
	RLJ Lodging Trust, LP 4.00% 9/15/2029[1]	800	671
	Service Properties Trust 4.35% 10/1/2024	265	255
	Service Properties Trust 4.50% 3/15/2025	325	307
	Service Properties Trust 4.75% 10/1/2026	310	270
	Service Properties Trust 4.95% 2/15/2027	651	557
	Service Properties Trust 3.95% 1/15/2028	985	773
	Service Properties Trust 4.95% 10/1/2029	1,235	960
	Service Properties Trust 4.375% 2/15/2030	80	60
	VICI Properties, LP 5.625% 5/1/2024[1]	447	445
	VICI Properties, LP 3.50% 2/15/2025[1]	261	250
	VICI Properties, LP 4.625% 6/15/2025[1]	620	600
	VICI Properties, LP 4.25% 12/1/2026[1]	462	433
	VICI Properties, LP 3.875% 2/15/2029[1]	650	571
	VICI Properties, LP 4.625% 12/1/2029[1]	90	82
	VICI Properties, LP 4.125% 8/15/2030[1]	93	82
	Xenia Hotels & Resorts, Inc. 6.375% 8/15/2025[1]	405	398

			31,569

Utilities 2.09%	AmeriGas Partners, LP 5.75% 5/20/2027	302	278
	Calpine Corp. 4.50% 2/15/2028[1]	150	136
	Calpine Corp. 5.125% 3/15/2028[1]	518	463
	Calpine Corp. 3.75% 3/1/2031[1]	500	406
	DPL, Inc. 4.125% 7/1/2025	555	529
	Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[7]	1,155	1,121
	FirstEnergy Corp. 2.65% 3/1/2030	174	147
	FirstEnergy Corp. 2.25% 9/1/2030	980	796
	FirstEnergy Corp. 7.375% 11/15/2031	337	385
	FirstEnergy Corp. 3.40% 3/1/2050	510	352
	FirstEnergy Corp., Series C, 5.10% 7/15/2047	475	427
	FirstEnergy Transmission, LLC 2.866% 9/15/2028[1]	265	234
	FirstEnergy Transmission, LLC 4.55% 4/1/2049[1]	100	84
	NextEra Energy Operating Partners, LP 4.25% 7/15/2024[1]	122	119
	NRG Energy, Inc. 3.625% 2/15/2031[1]	110	86
	Pacific Gas and Electric Co. 1.70% 11/15/2023	300	295
	Pacific Gas and Electric Co. 3.45% 7/1/2025	300	283
	Pacific Gas and Electric Co. 3.30% 3/15/2027	195	177
	Pacific Gas and Electric Co. 5.45% 6/15/2027	335	326
	Pacific Gas and Electric Co. 2.10% 8/1/2027	116	99
	Pacific Gas and Electric Co. 3.30% 12/1/2027	124	109
	Pacific Gas and Electric Co. 3.75% 7/1/2028	10	9
	Pacific Gas and Electric Co. 4.55% 7/1/2030	213	193
	Pacific Gas and Electric Co. 2.50% 2/1/2031	393	308
	Pacific Gas and Electric Co. 3.25% 6/1/2031	107	87
	Pacific Gas and Electric Co. 3.30% 8/1/2040	280	189
	Pacific Gas and Electric Co. 3.50% 8/1/2050	1,000	637
	PG&E Corp. 5.00% 7/1/2028	3,150	2,893
	PG&E Corp. 5.25% 7/1/2030	3,335	2,992

American Funds Insurance Series	231

American High-Income Trust (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Corporate bonds, notes & loans (continued)
Utilities (continued)	Talen Energy Supply, LLC 8.625% 6/1/2030[1]	USD2,087	$2,162
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	1,190	1,041
	Vistra Operations Co., LLC 3.55% 7/15/2024[1]	231	223

			17,586

	Total corporate bonds, notes & loans		755,559

Mortgage-backed obligations 0.07%
Collateralized mortgage-backed obligations 0.07%	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,6]	712	630

	Total bonds, notes & other debt instruments (cost: $840,897,000)		756,189

Convertible bonds & notes 0.05%
Communication services 0.04%	DISH Network Corp., convertible notes, 3.375% 8/15/2026	635	325

Energy 0.01%	Mesquite Energy, Inc., convertible notes, 13.14% Cash 7/15/2023[1,3,6]	79	79

	Total convertible bonds & notes (cost: $722,000)		404

Convertible stocks 0.06%		Shares
Utilities 0.06%	PG&E Corp., convertible preferred units, 5.50% 8/16/2023	3,350	501

	Total convertible stocks (cost: $282,000)		501

Common stocks 4.34%
Health care 2.52%	Rotech Healthcare, Inc.[6,8,9]	201,793	21,188

Energy 0.86%	Chesapeake Energy Corp.	29,829	2,496
	Ascent Resources - Utica, LLC, Class A6,8,9	6,297,894	1,512
	Weatherford International[9]	14,559	967
	California Resources Corp.	17,202	779
	Altera Infrastructure, LP6,9	8,285	696
	Constellation Oil Services Holding SA, Class B-1[6,9]	3,449,949	379
	Diamond Offshore Drilling, Inc.[9]	18,372	262
	Denbury, Inc.[9]	880	76
	Mesquite Energy, Inc.[6,9]	3,558	21
	McDermott International, Ltd.[9]	82,509	15
	Bighorn Permian Resources, LLC[6]	2,894	–	[10]

			7,203

Utilities 0.65%	Talen Energy Corp.[9]	109,720	5,502

Consumer discretionary 0.22%	NMG Parent, LLC[6,9]	9,965	1,196
	MYT Holding Co., Class B6,9	608,846	609

			1,805

232	American Funds Insurance Series

American High-Income Trust (continued)

Common stocks (continued)		Shares	Value (000)
Financials 0.04%	Navient Corp.	20,000	$372

Communication services 0.03%	Intelsat SA6,9	8,164	188
	iHeartMedia, Inc., Class A9	22,639	82

			270

Real estate 0.02%	WeWork, Inc., Class A9	483,570	124

	Total common stocks (cost: $16,697,000)		36,464

Preferred securities 0.29%
Consumer discretionary 0.20%	MYT Holdings, LLC, Series A, 10.00% preferred shares[6,9]	2,095,904	1,677

Industrials 0.09%	ACR III LSC Holdings, LLC, Series B, preferred shares[1,6,9]	1,022	764

	Total preferred securities (cost: $2,933,000)		2,441

Rights & warrants 0.04%
Consumer discretionary 0.04%	NMG Parent, LLC, warrants, expire 9/24/2027[6,9]	27,111	369

Communication services 0.00%	Intelsat Jackson Holdings SA (CVR), Series A6,9	855	6
	Intelsat Jackson Holdings SA (CVR), Series B6,9	855	4

			10

	Total rights & warrants (cost: $173,000)		379

Short-term securities 3.97%

Money market investments 3.97%
	Capital Group Central Cash Fund 5.15%[11,12]	333,371	33,341

	Total short-term securities (cost: $33,328,000)		33,341

	Total investment securities 98.72% (cost: $895,032,000)		829,719
	Other assets less liabilities 1.28%		10,743

	Net assets 100.00%		$840,462

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	31	September 2023	USD6,304	$(53)
5 Year U.S. Treasury Note Futures	Long	5	September 2023	535	(8)
10 Year Ultra U.S. Treasury Note Futures	Short	8	September 2023	(947)	11

American Funds Insurance Series	233

American High-Income Trust (continued)

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
10 Year U.S. Treasury Note Futures	Short	14	September 2023	USD(1,572)	$24
30 Year Ultra U.S. Treasury Bond Futures	Short	1	September 2023	(136)	(2)

					$(28)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices – buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2023 (000)	Upfront premium received (000)	Unrealized depreciation at 6/30/2023 (000)
CDX.NA.HY.40	5.00%	Quarterly	6/20/2028	USD13,235	$(366)	$(162)	$(204)

Investments in affiliates[12]

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 6/30/2023 (000)	Dividend income (000)
Short-term securities 3.97%
Money market investments 3.97%
Capital Group Central Cash Fund 5.15%[11]	$38,565	$107,171	$112,402	$3	$4	$33,341	$982

Restricted securities[8]
	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[6,9]	9/26/2013	$4,331	$21,188	2.52%
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[6,7]	6/23/2023	2,986	2,986	.36

Ascent Resources - Utica, LLC, Class A6,9	11/15/2016	302	1,512	.18

Total		$7,619	$25,686	3.06%

234	American Funds Insurance Series

American High-Income Trust (continued)

[1]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $545,350,000, which represented 64.89% of the net assets of the fund.

[2]	Scheduled interest and/or principal payment was not received.
[3]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[4]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $35,108,000, which represented 4.18% of the net assets of the fund.

[6]	Value determined using significant unobservable inputs.
[7]	Step bond; coupon rate may change at a later date.
[8]

Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $25,686,000, which represented 3.06% of the net assets of the fund.

[9]	Security did not produce income during the last 12 months.
[10]	Amount less than one thousand.
[11]	Rate represents the seven-day yield at 6/30/2023.
[12]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

CME = CME Group

CVR = Contingent Value Rights

DAC = Designated Activity Company

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

PIK = Payment In Kind

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	235

American Funds Mortgage Fund

Investment portfolio June 30, 2023	unaudited

Bonds, notes & other debt instruments 98.21%		Principal amount (000)		Value (000)

Mortgage-backed obligations 90.32%
Federal agency mortgage-backed obligations 87.34%	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	USD–	[2]	$–	[2]
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	1		1
	Fannie Mae Pool #256583 5.00% 12/1/2036[1]	31		31
	Fannie Mae Pool #931768 5.00% 8/1/2039[1]	1		1
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	5		5
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	2		2
	Fannie Mae Pool #BQ7816 1.50% 4/1/2041[1]	258		210
	Fannie Mae Pool #BR0986 1.50% 5/1/2041[1]	341		277
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	8		8
	Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	18		16
	Fannie Mae Pool #MA4388 2.50% 7/1/2041[1]	87		76
	Fannie Mae Pool #MA4447 2.50% 10/1/2041[1]	183		160
	Fannie Mae Pool #FM9117 2.50% 10/1/2041[1]	105		92
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	6		6
	Fannie Mae Pool #AE1274 5.00% 10/1/2041[1]	6		6
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	4		4
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	356		301
	Fannie Mae Pool #MA4502 2.50% 12/1/2041[1]	206		180
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	2		2
	Fannie Mae Pool #MA4521 2.50% 1/1/2042[1]	256		224
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	510		434
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	4		4
	Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	116		98
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	1		1
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	2		2
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	2		2
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	357		332
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	1		1
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	35		34
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	19		18
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	25		24
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	8		7
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	5		5
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	94		87
	Fannie Mae Pool #CA5496 3.00% 4/1/2050[1]	1,168		1,043
	Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	52		44
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	297		256
	Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]	384		331
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	5		5
	Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	122		105
	Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	76		65
	Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]	151		124
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	12		10
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	213		175
	Fannie Mae Pool #FM6113 2.50% 1/1/2051[1]	1,696		1,445
	Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]	388		319
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	113		93
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	1		1
	Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	203		181
	Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	261		233
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	27		23
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	434		370
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	3		2
	Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	451		388
	Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	222		191
	Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	87		77
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	407		349
	Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	238		204
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	96		85
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	274		243
	Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	89		79

236	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]	USD433	$354
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	140	115
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	43	43
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	40	40
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	98	97
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	125	128
	Fannie Mae Pool #MA4981 6.50% 4/1/2053[1]	115	117
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	83	85
	Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	54	53
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	64	64
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	332	335
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	980	978
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	72	72
	Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	461	465
	Fannie Mae Pool #FS4652 6.50% 6/1/2053[1]	14	14
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]	416	408
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	308	307
	Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	139	127
	Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	160	146
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	51	44
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	54	52
	Freddie Mac Pool #ZA1922 5.00% 2/1/2026[1]	1	1
	Freddie Mac Pool #ZS8950 5.00% 10/1/2029[1]	2	2
	Freddie Mac Pool #A18781 5.00% 3/1/2034[1]	589	595
	Freddie Mac Pool #RB5113 1.50% 6/1/2041[1,3]	2,285	1,859
	Freddie Mac Pool #RB5115 2.50% 6/1/2041[1]	327	287
	Freddie Mac Pool #RB5122 2.50% 8/1/2041[1]	903	792
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	98	83
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	91	77
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	574	488
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	1	1
	Freddie Mac Pool #760012 3.113% 4/1/2045[1,4]	39	37
	Freddie Mac Pool #760013 3.208% 4/1/2045[1,4]	22	22
	Freddie Mac Pool #760014 2.73% 8/1/2045[1,4]	326	310
	Freddie Mac Pool #760015 2.568% 1/1/2047[1,4]	61	57
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	18	17
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	26	24
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	18	17
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	16	16
	Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	8	8
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	25	24
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	49	48
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	27	27
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	19	18
	Freddie Mac Pool #RA1339 3.00% 9/1/2049[1]	1,471	1,312
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	18	16
	Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]	154	137
	Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]	468	403
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	5	5
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	553	455
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	211	180
	Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]	343	282
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	2	2
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	3	3
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	315	259
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	81	72
	Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	262	232
	Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	87	77
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	78	64
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	65	56
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	43	36

American Funds Insurance Series	237

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	USD19	$17
	Freddie Mac Pool #RA6598 3.50% 1/1/2052[1]	192	175
	Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]	389	347
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1,3]	1,146	1,059
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	9	8
	Freddie Mac Pool #SD1450 2.50% 3/1/2052[1,3]	3,270	2,808
	Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	312	278
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	246	225
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	696	683
	Freddie Mac Pool #QF0924 5.50% 9/1/2052[1]	240	239
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	394	386
	Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	875	897
	Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	46	45
	Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	128	126
	Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	89	88
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	103	102
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	92	92
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	29	28
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	394	392
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	71	72
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	68	69
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	43	44
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	30	31
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	242	237
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	1,530	1,524
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	525	521
	Freddie Mac, Series K152, Class A2, Multi Family, 3.80% 10/25/2032[1,4]	207	197
	Freddie Mac, Series K152, Class A2, Multi Family, 3.78% 11/25/2032[1]	1,348	1,278
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,4]	129	119
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	120	107
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	201	185
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,4]	148	137
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	109	94
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	137	129
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	30	26
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	18	16
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	289	273
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	13	13
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	447	418
	Government National Mortgage Assn. 2.00% 7/1/2053[1,5]	174	147
	Government National Mortgage Assn. 2.50% 7/1/2053[1,5]	207	179
	Government National Mortgage Assn. 3.50% 7/1/2053[1,5]	489	451
	Government National Mortgage Assn. 4.00% 7/1/2053[1,5]	334	316
	Government National Mortgage Assn. 4.50% 7/1/2053[1,5]	165	159
	Government National Mortgage Assn. 5.50% 7/1/2053[1,5]	144	143
	Government National Mortgage Assn. 3.00% 8/1/2053[1,5]	323	289
	Government National Mortgage Assn. 3.50% 8/1/2053[1,5]	500	462
	Government National Mortgage Assn. 4.50% 8/1/2053[1,5]	2,050	1,980
	Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034[1]	671	651
	Government National Mortgage Assn. Pool #AD0028 3.75% 7/20/2038[1]	293	281

238	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Government National Mortgage Assn. Pool #004410 4.00% 4/20/2039[1]	USD53	$51
	Government National Mortgage Assn. Pool #AH5897 3.75% 7/20/2039[1]	516	494
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	77	81
	Government National Mortgage Assn. Pool #004823 4.00% 10/20/2040[1]	81	77
	Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041[1]	167	166
	Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041[1]	12	11
	Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]	82	82
	Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042[1]	128	116
	Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042[1]	194	179
	Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043[1]	89	83
	Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044[1]	912	877
	Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	42	36
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	728	621
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	94	79
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	585	509
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	361	311
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	203	176
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	172	148
	Government National Mortgage Assn. Pool #AN1825 4.616% 6/20/2065[1]	165	162
	Government National Mortgage Assn. Pool #AO0461 4.631% 8/20/2065[1]	56	55
	Government National Mortgage Assn. Pool #AO0409 4.617% 12/20/2065[1]	91	89
	Government National Mortgage Assn. Pool #AO0385 4.49% 1/20/2066[1]	431	420
	Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066[1]	1	1
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	212	163
	Uniform Mortgage-Backed Security 4.00% 7/1/2038[1,5]	35	34
	Uniform Mortgage-Backed Security 2.50% 8/1/2038[1,5]	450	410
	Uniform Mortgage-Backed Security 4.00% 8/1/2038[1,5]	90	87
	Uniform Mortgage-Backed Security 2.00% 7/1/2053[1,5]	3,704	3,021
	Uniform Mortgage-Backed Security 2.50% 7/1/2053[1,5]	1,043	885
	Uniform Mortgage-Backed Security 3.00% 7/1/2053[1,5]	279	246
	Uniform Mortgage-Backed Security 3.50% 7/1/2053[1,5]	4,018	3,662
	Uniform Mortgage-Backed Security 4.00% 7/1/2053[1,5]	2,135	2,004
	Uniform Mortgage-Backed Security 4.50% 7/1/2053[1,5]	8,466	8,140
	Uniform Mortgage-Backed Security 5.00% 7/1/2053[1,5]	11,639	11,405
	Uniform Mortgage-Backed Security 5.50% 7/1/2053[1,5]	2,738	2,725
	Uniform Mortgage-Backed Security 6.00% 7/1/2053[1,5]	8,369	8,444
	Uniform Mortgage-Backed Security 2.50% 8/1/2053[1,5]	1,040	883
	Uniform Mortgage-Backed Security 3.00% 8/1/2053[1,5]	320	282
	Uniform Mortgage-Backed Security 6.00% 8/1/2053[1,5]	4,114	4,150
	Uniform Mortgage-Backed Security 6.50% 8/1/2053[1,5]	1	1

			91,446

Commercial mortgage-backed securities 1.81%	BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 6.917% 5/15/2039[1,4,6]	100	99
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.262% 6/15/2027[1,4,6]	100	100
	BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 6.092% 10/15/2036[1,4,6]	891	865
	BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.638% 4/15/2037[1,4,6]	151	149
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[1,4,6]	379	379
	ILPT Commercial Mortgage Pass-through Certificates, Series 2022-LPF2, Class A, (1-month USD CME Term SOFR + 2.245%) 7.392% 10/15/2039[1,4,6]	200	200
	Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 7.548% 8/15/2039[1,4]	100	100

			1,892

American Funds Insurance Series	239

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) 1.17%	Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,4,6]	USD83	$78
	Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,4,6]	261	248
	CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,4,6]	172	158
	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,4,6]	83	69
	GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,4,6]	27	22
	GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[1,4,6]	207	168
	Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 6.00% 11/25/2055[1,4,6]	175	173
	Mill City Mortgage Trust, Series 15-1, Class M2, 3.739% 6/25/2056[1,4,6]	22	22
	Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[1,4,6]	135	109
	Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,4,6]	68	66
	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,4,6]	85	82
	Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[1,4,6]	26	25
	Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.75% 2/25/2057[1,4,6]	8	8

			1,228

	Total mortgage-backed obligations		94,566

U.S. Treasury bonds & notes 5.84%
U.S. Treasury 3.19%	U.S. Treasury 0.125% 1/15/2024	75	73
	U.S. Treasury 4.25% 5/31/2025	1,280	1,264
	U.S. Treasury 4.00% 2/15/2026	50	49
	U.S. Treasury 4.00% 2/29/2028	1,280	1,270
	U.S. Treasury 1.25% 8/15/2031	443	364
	U.S. Treasury 1.875% 2/15/2032	10	9
	U.S. Treasury 1.875% 2/15/2041	365	265
	U.S. Treasury 1.875% 11/15/2051	65	43

			3,337

U.S. Treasury inflation-protected securities 2.65%	U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[7]	521	509
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[7]	427	414
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[7]	67	62
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[7]	1,223	1,088
	U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[7]	434	369
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[7]	392	337

			2,779

	Total U.S. Treasury bonds & notes		6,116

Asset-backed obligations 2.05%
	Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 6.379% 11/20/2030[1,4,6]	233	231
	Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,6]	44	41
	Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,6]	40	39
	Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95% 10/15/2027[1]	340	338
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]	283	254
	Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,6]	86	81
	LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]	125	124
	Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,6]	105	91
	Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,6]	197	170
	Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]	172	152

240	American Funds Insurance Series

American Funds Mortgage Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Asset-backed obligations (continued)
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 5.886% 4/20/2062[1,4,6]		USD139	$137
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]		280	239
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[1,8]		250	246

			2,143

Total bonds, notes & other debt instruments (cost: $105,512,000)			102,825

Short-term securities 47.72%	Weighted average yield at acquisition

Federal agency bills & notes 27.43%
Federal Home Loan Bank 8/8/2023	4.700%	10,000	9,951
Federal Home Loan Bank 8/11/2023	4.990	4,000	3,978
Federal Home Loan Bank 8/14/2023	4.741	5,000	4,971
Federal Home Loan Bank 8/23/2023	4.886	5,000	4,965
Federal Home Loan Bank 8/25/2023	4.951	1,500	1,489
Federal Home Loan Bank 9/6/2023	5.198	900	892
Federal Home Loan Bank 9/22/2023	5.240	2,500	2,472

			28,718

Commercial paper 11.62%
Air Products and Chemicals, Inc. 7/20/2023[6]	5.100	400	399
Apple, Inc. 7/19/2023[6]	5.060	1,700	1,696
BofA Securities, Inc. 7/10/2023[6]	5.180	900	899
Cabot Trail Funding, LLC 8/16/2023[6]	5.180	400	397
Chariot Funding, LLC 7/5/2023[6]	5.230	1,000	999
Chariot Funding, LLC 7/19/2023[6]	5.180	1,200	1,197
Coca-Cola Co. 7/20/2023[6]	5.130	1,100	1,097
Johnson & Johnson 7/12/2023[6]	4.960	1,500	1,498
Linde, Inc. 7/11/2023	5.065	700	699
OMERS Finance Trust 7/12/2023	5.150	500	499
Paccar Financial Corp. 7/7/2023	5.130	700	699
Paccar Financial Corp. 7/24/2023	5.080	600	598
Paccar Financial Corp. 7/27/2023	5.090	700	697
Paccar Financial Corp. 8/1/2023	5.090	800	796

			12,170

U.S. Treasury bills 4.76%
U.S. Treasury 7/13/2023	5.110	2,000	1,997
U.S. Treasury 7/20/2023	5.050	1,500	1,496
U.S. Treasury 8/22/2023	5.117	600	596
U.S. Treasury 9/21/2023	5.125	900	890

			4,979

American Funds Insurance Series	241

American Funds Mortgage Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. 3.91%
Hydro-Québec 7/18/2023[6]	5.100%	USD600	$598
Nederlandse Waterschapsbank NV 7/7/2023[6]	5.090	500	500
Nederlandse Waterschapsbank NV 7/11/2023[6]	5.120	2,000	1,997
Québec (Province of) 7/25/2023[6]	5.100	1,000	996

			4,091

Total short-term securities (cost: $49,952,000)			49,958

Total investment securities 145.93% (cost: $155,464,000)			152,783
Other assets less liabilities (45.93)%			(48,089)

Net assets 100.00%			$104,694

Futures contracts
Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
2 Year U.S. Treasury Note Futures	Long	109	September 2023	USD22,164	$(282)
5 Year U.S. Treasury Note Futures	Long	188	September 2023	20,134	(319)
10 Year U.S. Treasury Note Futures	Long	177	September 2023	19,871	(299)
10 Year Ultra U.S. Treasury Note Futures	Short	23	September 2023	(2,724)	30
20 Year U.S. Treasury Bond Futures	Short	28	September 2023	(3,553)	(5)
30 Year Ultra U.S. Treasury Bond Futures	Long	16	September 2023	2,179	22

					$(853)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

							Upfront	Unrealized depreciation at 6/30/2023 (000)
Receive		Pay			Notional	Value at	premium
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2022 (000)	paid (000)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	USD1,156	$(4)	$–	$ (4)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	1,694	(5)	–	(5)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	2,400	(8)	–	(8)
SOFR	Annual	3.41%	Annual	7/28/2045	1,300	(6)	–	(6)

						$(23)	$–	$ (23)

242	American Funds Insurance Series

American Funds Mortgage Fund (continued)

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $935,000, which represented .89% of the net assets of the fund.
[4]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[5]	Purchased on a TBA basis.
[6]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,852,000, which represented 16.10% of the net assets of the fund.

[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Step bond; coupon rate may change at a later date.

Key to abbreviations

Assn. = Association

CLO = Collateralized Loan Obligations

CME = CME Group

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	243

Ultra-Short Bond Fund

Investment portfolio June 30, 2023	unaudited

Short-term securities 97.67%	Weighted average yield at acquisition	Principal amount (000)	Value (000)

Commercial paper 49.16%
Amazon.com, Inc. 8/14/2023[1]	5.110%	USD2,000	$1,987
Apple, Inc. 7/19/2023[1]	5.060	13,000	12,965
BNP Paribas SA 7/10/2023[1]	5.080	11,900	11,883
BofA Securities, Inc. 7/10/2023[1]	5.180	2,000	1,997
Cabot Trail Funding, LLC 8/16/2023[1]	5.180	7,200	7,151
Chariot Funding, LLC 7/5/2023[1]	5.223	6,000	5,996
Chariot Funding, LLC 7/11/2023[1]	5.180	7,000	6,989
Chariot Funding, LLC 7/19/2023[1]	5.180	1,600	1,596
Coca-Cola Co. 7/20/2023[1]	5.130	2,700	2,692
Equinor ASA 7/3/2023[1]	5.060	16,200	16,193
Johnson & Johnson 7/12/2023[1]	4.960	6,000	5,990
Komatsu Finance America, Inc. 7/19/2023[1]	5.120	12,500	12,467
Liberty Street Funding, LLC 7/18/2023[1]	5.150	5,800	5,785
Linde, Inc. 7/11/2023	5.065	1,800	1,797
LMA-Americas, LLC 7/28/2023[1]	5.170	10,000	9,959
Merck & Co., Inc. 7/24/2023[1]	5.110	12,500	12,458
Novartis Finance Corp. 7/11/2023[1]	5.070	10,000	9,985
Novartis Finance Corp. 8/4/2023[1]	5.130	3,000	2,985
OMERS Finance Trust 7/12/2023	5.150	9,000	8,985
Paccar Financial Corp. 7/17/2023	5.150	11,000	10,974
Paccar Financial Corp. 7/24/2023	5.080	2,000	1,993
Sanofi 7/18/2023[1]	4.916	10,000	9,975
Svenska Handelsbanken AB 8/1/2023[1]	4.870	10,000	9,955
Victory Receivables Corp. 7/12/2023[1]	5.150	10,000	9,983
Victory Receivables Corp. 7/18/2023[1]	5.110	3,000	2,992
Wal-Mart Stores, Inc. 8/28/2023[1]	5.160	7,500	7,436

			193,168

Federal agency bills & notes 21.24%
Federal Home Loan Bank 7/21/2023	4.850	5,000	4,988
Federal Home Loan Bank 7/24/2023	4.940	3,800	3,789
Federal Home Loan Bank 8/3/2023	4.840	2,200	2,191
Federal Home Loan Bank 8/4/2023	4.980	2,000	1,991
Federal Home Loan Bank 8/11/2023	4.990	15,000	14,920
Federal Home Loan Bank 8/14/2023	4.922	15,500	15,411
Federal Home Loan Bank 8/25/2023	4.964	30,000	29,781
Federal Home Loan Bank 9/6/2023	5.198	10,500	10,406

			83,477

Bonds & notes of governments & government agencies outside the U.S. 16.98%
British Columbia (Province of) 7/10/2023	5.050	3,600	3,595
British Columbia (Province of) 8/10/2023	5.120	5,000	4,971
Denmark (Kingdom of) 7/17/2023	5.050	12,000	11,971
European Investment Bank 7/24/2023	5.041	10,000	9,968
FMS Wertmanagement 7/20/2023[1]	5.190	11,000	10,969
Hydro-Québec 7/18/2023[1]	5.100	1,800	1,796
Nederlandse Waterschapsbank NV 7/11/2023[1]	5.120	1,100	1,098
Nederlandse Waterschapsbank NV 7/18/2023[1]	4.980	10,000	9,975
Oesterreich Kontrollbank 7/19/2023	5.080	5,100	5,086
Québec (Province of) 7/14/2023[1]	5.160	2,100	2,096
Québec (Province of) 7/17/2023[1]	5.100	4,100	4,090
Québec (Province of) 7/25/2023[1]	5.100	1,100	1,096

			66,711

244	American Funds Insurance Series

Ultra-Short Bond Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)

U.S. Treasury bills 10.29%
U.S. Treasury 7/13/2023	5.148%	USD18,000	$17,975
U.S. Treasury 7/20/2023	5.050	10,000	9,976
U.S. Treasury 8/22/2023	5.117	2,200	2,184
U.S. Treasury 9/21/2023	5.125	5,600	5,536
U.S. Treasury 9/28/2023	5.191	4,800	4,741

			40,412

Total short-term securities (cost: $383,761,000)			383,768

Total investment securities 97.67% (cost: $383,761,000)			383,768
Other assets less liabilities 2.33%			9,161

Net assets 100.00%			$392,929

[1]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $200,539,000, which represented 51.04% of the net assets of the fund.

Refer to the notes to financial statements.

American Funds Insurance Series	245

U.S. Government Securities Fund

Investment portfolio June 30, 2023	unaudited

Bonds, notes & other debt instruments 95.05%		Principal amount (000)		Value (000)

Mortgage-backed obligations 51.04%
Federal agency mortgage-backed obligations 51.04%	Fannie Mae Pool #406607 6.50% 8/1/2024[1]	USD4		$4
	Fannie Mae Pool #735070 6.50% 10/1/2024[1]	1		1
	Fannie Mae Pool #745316 6.50% 2/1/2026[1]	39		40
	Fannie Mae Pool #AL9870 6.50% 2/1/2028[1]	37		37
	Fannie Mae Pool #257431 6.50% 10/1/2028[1]	2		2
	Fannie Mae Pool #695412 5.00% 6/1/2033[1]	1		1
	Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	3		3
	Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	623		601
	Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	1,303		1,256
	Fannie Mae Pool #940890 6.50% 6/1/2037[1]	–	[2]	–	[2]
	Fannie Mae Pool #256828 7.00% 7/1/2037[1]	3		3
	Fannie Mae Pool #256860 6.50% 8/1/2037[1]	11		11
	Fannie Mae Pool #888698 7.00% 10/1/2037[1]	13		13
	Fannie Mae Pool #970343 6.00% 2/1/2038[1]	14		14
	Fannie Mae Pool #931768 5.00% 8/1/2039[1]	5		5
	Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	20		20
	Fannie Mae Pool #932606 5.00% 2/1/2040[1]	8		8
	Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]	32,456		27,726
	Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	349		350
	Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	178		179
	Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	32		32
	Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	160		161
	Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	24		24
	Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	115		116
	Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	15		15
	Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	2,846		2,410
	Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	9		9
	Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	1,315		1,118
	Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	17		18
	Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	850		720
	Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	5		4
	Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	8		7
	Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	39		36
	Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	7		7
	Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	60		56
	Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	4,279		3,983
	Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	54		50
	Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	16		15
	Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	8		7
	Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	7		6
	Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	3		3
	Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	5		5
	Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	140		134
	Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]	3,079		2,848
	Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	41		37
	Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	75		71
	Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	100		96
	Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	31		30
	Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	20		19
	Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	1,113		1,036
	Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	421		391
	Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	111		103
	Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	552		514
	Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	312		289
	Fannie Mae Pool #FM2179 3.00% 1/1/2050[1]	3,425		3,058
	Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	407		361
	Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	896		770
	Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	237		210
	Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	73		65
	Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	560		478
	Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	188		162

246	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	USD354		$ 314
	Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]	1,851		1,574
	Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	221		182
	Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	243		215
	Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	78		64
	Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	1,057		876
	Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	900		740
	Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	10		8
	Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	6		5
	Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	5,404		4,808
	Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]	1,574		1,342
	Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	189		162
	Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	676		577
	Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	49		41
	Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	348		308
	Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	1,228		1,052
	Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	809		722
	Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	2,308		2,050
	Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	357		316
	Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	740		605
	Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	193		166
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	3,714		3,315
	Fannie Mae Pool #CB3774 4.00% 6/1/2052[1]	3,165		2,974
	Fannie Mae Pool #FS2159 5.00% 6/1/2052[1]	62		61
	Fannie Mae Pool #BV2558 5.00% 6/1/2052[1]	56		55
	Fannie Mae Pool #FS3539 3.50% 7/1/2052[1]	1,965		1,793
	Fannie Mae Pool #FS2489 5.00% 8/1/2052[1]	59		58
	Fannie Mae Pool #BW9458 4.50% 10/1/2052[1]	991		958
	Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	928		896
	Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	733		732
	Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	685		685
	Fannie Mae Pool #CB4917 5.50% 10/1/2052[1]	106		106
	Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	265		272
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	421		419
	Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	939		966
	Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	3,194		3,181
	Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	486		502
	Fannie Mae Pool #MA4981 6.50% 4/1/2053[1]	368		376
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	552		550
	Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	2,329		2,350
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	4,621		4,601
	Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	3,415		3,407
	Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	3,586		3,619
	Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	2,218		2,247
	Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	1,583		1,602
	Fannie Mae Pool #FS4652 6.50% 6/1/2053[1]	251		256
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	14,532		14,470
	Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	1,372		1,172
	Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	445		429
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]	–	[2]	–	[2]
	Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	–	[2]	–	[2]
	Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.004% 7/25/2023[1,3]	28		28
	Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 1/25/2024[1,3]	180		177
	Freddie Mac Pool #ZS8907 6.50% 10/1/2026[1]	2		2
	Freddie Mac Pool #ZA2024 6.50% 9/1/2027[1]	2		2
	Freddie Mac Pool #1H1354 4.333% 11/1/2036[1,3]	48		48
	Freddie Mac Pool #C03518 5.00% 9/1/2040[1]	266		269
	Freddie Mac Pool #G06459 5.00% 5/1/2041[1]	627		632
	Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	764		650
	Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	745		633
	Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	1,755		1,492

American Funds Insurance Series	247

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Freddie Mac Pool #RB5154 2.50% 4/1/2042[1]	USD10,690	$ 9,292
	Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	3	3
	Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	27	26
	Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	30	28
	Freddie Mac Pool #Q23190 4.00% 11/1/2043[1]	142	137
	Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	194	182
	Freddie Mac Pool #760014 2.73% 8/1/2045[1,3]	261	248
	Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	49	45
	Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	71	66
	Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	53	49
	Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	51	47
	Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	39	36
	Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	34	32
	Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	31	29
	Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	20	19
	Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	17	16
	Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	14	13
	Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	1,335	1,277
	Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	72	69
	Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	65	63
	Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	27	25
	Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	17	16
	Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	102	97
	Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	196	192
	Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	109	106
	Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	74	73
	Freddie Mac Pool #ZT0522 4.50% 9/1/2048[1]	20	20
	Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	180	166
	Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	48	44
	Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	374	349
	Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	192	179
	Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	75	67
	Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	415	368
	Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	2,821	2,323
	Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	2,108	1,801
	Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	36	30
	Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	60	49
	Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	2,856	2,346
	Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	292	258
	Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	161	143
	Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	2,282	2,022
	Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	242	214
	Freddie Mac Pool #SD0726 2.50% 10/1/2051[1]	13,787	11,847
	Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	477	391
	Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	510	438
	Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	326	288
	Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	321	275
	Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	152	135
	Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]	3,265	2,915
	Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	13,395	12,384
	Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	205	187
	Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	297	264
	Freddie Mac Pool #8D0226 2.524% 5/1/2052[1,3]	498	442
	Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]	1,227	1,119
	Freddie Mac Pool #QE8282 5.00% 8/1/2052[1]	811	796
	Freddie Mac Pool #QE7647 5.00% 8/1/2052[1]	57	55
	Freddie Mac Pool #SD1496 5.00% 8/1/2052[1]	53	52
	Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	11,551	11,335
	Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	1,230	1,206
	Freddie Mac Pool #QF2560 4.50% 11/1/2052[1]	991	958
	Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	2,349	2,341

248	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Freddie Mac Pool #SD8281 6.50% 12/1/2052[1]	USD5,575		$5,713
	Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	1,035		1,030
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	1,129		1,124
	Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	9,085		9,169
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	3,014		3,001
	Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	18,430		18,600
	Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	499		505
	Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	478		485
	Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	304		307
	Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	212		217
	Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	2,756		2,826
	Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	2,315		2,371
	Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	2,248		2,320
	Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	2,156		2,232
	Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	1,483		1,537
	Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	1,154		1,188
	Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	799		816
	Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	589		613
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	29,369		29,245
	Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.547% 8/15/2023[1,3]	–	[2]	–	[2]
	Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 8/25/2023[1,3]	1,257		1,252
	Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 9/25/2024[1]	1,363		1,327
	Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	3,875		3,845
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	4,345		4,021
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	799		699
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	324		288
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	4,358		4,014
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	3,944		3,644
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	885		764
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	1,261		1,132
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	476		448
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	3,998		3,568
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 11/26/2057[1]	233		220
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	732		653
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	545		511
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	2,013		1,881
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	704		628
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	382		341
	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	1,723		1,573
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	4,017		3,793
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	17,475		16,491

American Funds Insurance Series	249

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	USD4,547	$4,154
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[1]	1,271	1,124
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[1]	435	361
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	4,448	4,159
	Government National Mortgage Assn. 2.00% 7/1/2053[1,4]	1,395	1,173
	Government National Mortgage Assn. 2.50% 7/1/2053[1,4]	3,353	2,904
	Government National Mortgage Assn. 3.00% 7/1/2053[1,4]	290	259
	Government National Mortgage Assn. 3.50% 7/1/2053[1,4]	10,681	9,860
	Government National Mortgage Assn. 4.00% 7/1/2053[1,4]	11,750	11,120
	Government National Mortgage Assn. 4.50% 7/1/2053[1,4]	859	829
	Government National Mortgage Assn. 5.50% 7/1/2053[1,4]	55
	Government National Mortgage Assn. 3.00% 8/1/2053[1,4]	1,015	908
	Government National Mortgage Assn. 3.50% 8/1/2053[1,4]	10,500	9,703
	Government National Mortgage Assn. 4.50% 8/1/2053[1,4]	10,100	9,754
	Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[1]	78	82
	Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[1]	20	21
	Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038[1]	155	165
	Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038[1]	28	28
	Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[1]	181	182
	Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	77	81
	Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	2,367	2,441
	Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	801	816
	Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	540	529
	Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042[1]	18	17
	Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	5,432	4,629
	Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	765	650
	Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	4,155	3,618
	Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	3,493	3,016
	Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	1,942	1,678
	Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	1,222	1,054
	Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	852	726
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	442	340
	Uniform Mortgage-Backed Security 2.00% 7/1/2038[1,4]	1,115	988
	Uniform Mortgage-Backed Security 2.50% 7/1/2038[1,4]	175	159
	Uniform Mortgage-Backed Security 4.00% 7/1/2038[1,4]	280	270
	Uniform Mortgage-Backed Security 2.50% 8/1/2038[1,4]	2,100	1,915
	Uniform Mortgage-Backed Security 4.00% 8/1/2038[1,4]	640	618
	Uniform Mortgage-Backed Security 2.00% 7/1/2053[1,4]	9,225	7,525
	Uniform Mortgage-Backed Security 2.50% 7/1/2053[1,4]	2,001	1,697
	Uniform Mortgage-Backed Security 3.00% 7/1/2053[1,4]	5,398	4,752
	Uniform Mortgage-Backed Security 3.50% 7/1/2053[1,4]	40,326	36,752
	Uniform Mortgage-Backed Security 4.00% 7/1/2053[1,4]	23,285	21,854
	Uniform Mortgage-Backed Security 4.50% 7/1/2053[1,4]	24,172	23,241
	Uniform Mortgage-Backed Security 5.00% 7/1/2053[1,4]	63,179	61,910
	Uniform Mortgage-Backed Security 5.50% 7/1/2053[1,4]	27,204	27,074
	Uniform Mortgage-Backed Security 5.50% 7/1/2053[1,4]	666	663
	Uniform Mortgage-Backed Security 6.00% 7/1/2053[1,4]	87,805	88,587
	Uniform Mortgage-Backed Security 6.50% 7/1/2053[1,4]	5,145	5,254
	Uniform Mortgage-Backed Security 2.50% 8/1/2053[1,4]	2,200	1,869
	Uniform Mortgage-Backed Security 3.00% 8/1/2053[1,4]	3,500	3,085
	Uniform Mortgage-Backed Security 4.50% 8/1/2053[1,4]	32,400	31,167
	Uniform Mortgage-Backed Security 6.00% 8/1/2053[1,4]	45,035	45,426

			767,437

250	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)

U.S. Treasury bonds & notes 38.74%
U.S. Treasury 28.23%	U.S. Treasury 0.125% 7/15/2023	USD40,000		$39,932
	U.S. Treasury 2.125% 11/30/2023	–	[2]	–	[2]
	U.S. Treasury 0.125% 12/15/2023	1,934		1,891
	U.S. Treasury 2.25% 12/31/2023	1,332		1,312
	U.S. Treasury 0.125% 1/15/2024	2,830		2,753
	U.S. Treasury 2.50% 1/31/2024	26,000		25,577
	U.S. Treasury 1.50% 2/29/2024	369		359
	U.S. Treasury 3.00% 7/31/2024	1,820		1,774
	U.S. Treasury 4.125% 1/31/2025	23,076		22,715
	U.S. Treasury 4.625% 2/28/2025	30,265		30,033
	U.S. Treasury 3.875% 3/31/2025	7,070		6,931
	U.S. Treasury 3.875% 4/30/2025	4,615		4,525
	U.S. Treasury 2.75% 5/15/2025	7,459		7,165
	U.S. Treasury 4.25% 5/31/2025	37,305		36,836
	U.S. Treasury 3.125% 8/15/2025	390		377
	U.S. Treasury 3.50% 9/15/2025	28,000		27,244
	U.S. Treasury 3.00% 9/30/2025	2,235		2,151
	U.S. Treasury 4.625% 3/15/2026	11,050		11,063
	U.S. Treasury 1.25% 12/31/2026	8,665		7,799
	U.S. Treasury 3.50% 1/31/2028	7,373		7,157
	U.S. Treasury 4.00% 2/29/2028	7,860		7,802
	U.S. Treasury 3.625% 5/31/2028	27,900		27,286
	U.S. Treasury 1.00% 7/31/2028	1,995		1,711
	U.S. Treasury 2.625% 7/31/2029	9,309		8,598
	U.S. Treasury 3.50% 1/31/2030	24,230		23,509
	U.S. Treasury 2.75% 8/15/2032	7,500		6,872
	U.S. Treasury 3.50% 2/15/2033	29,585		28,800
	U.S. Treasury 4.25% 5/15/2039	795		832
	U.S. Treasury 4.50% 8/15/2039	820		882
	U.S. Treasury 1.125% 5/15/2040	4,135		2,681
	U.S. Treasury 3.875% 2/15/2043	1,050		1,023
	U.S. Treasury 3.875% 5/15/2043	820		802
	U.S. Treasury 2.50% 2/15/2045	4,850		3,754
	U.S. Treasury 2.50% 2/15/2046	3,900		3,001
	U.S. Treasury 2.50% 5/15/2046	5,400		4,151
	U.S. Treasury 2.875% 11/15/2046	2,700		2,224
	U.S. Treasury 3.00% 2/15/2049	300		254
	U.S. Treasury 2.875% 5/15/2049	6,300		5,208
	U.S. Treasury 2.25% 8/15/2049	1,635		1,188
	U.S. Treasury 1.25% 5/15/2050[5]	18,640		10,476
	U.S. Treasury 1.375% 8/15/2050	4,330		2,515
	U.S. Treasury 1.625% 11/15/2050[5]	26,165		16,235
	U.S. Treasury 1.875% 2/15/2051	6,672		4,414
	U.S. Treasury 2.00% 8/15/2051	5,226		3,558
	U.S. Treasury 1.875% 11/15/2051	3,164		2,086
	U.S. Treasury 2.875% 5/15/2052	3,740		3,096
	U.S. Treasury 3.00% 8/15/2052[5]	7,555		6,417
	U.S. Treasury 4.00% 11/15/2052[5]	7,319		7,510

				424,479

U.S. Treasury inflation-protected securities 10.51%	U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[6]	3,478		3,395
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[6]	12,499		12,132
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[6]	5,883		5,600
	U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[6]	50,365		48,225
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[6]	6,414		6,085
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[6]	5,853		5,491
	U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[6]	30,446		28,478
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[6]	5,712		5,288
	U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[6]	7,706		7,596

American Funds Insurance Series	251

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2030[6]	USD7,423	$6,658
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[6]	7,001	6,223
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[6]	1,019	904
	U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[6]	4,491	3,954
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[6]	429	461
	U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[5,6]	8,712	7,405
	U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[6]	1,636	1,342
	U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[6]	5,002	4,305
	U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[6]	343	240
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[6]	4,975	3,317
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[6]	1,486	984

			158,083

	Total U.S. Treasury bonds & notes		582,562

Federal agency bonds & notes 5.27%
	Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	266	255
	Fannie Mae 7.125% 1/15/2030	2,000	2,339
	Federal Home Loan Bank 3.25% 11/16/2028	6,500	6,228
	Federal Home Loan Bank 5.50% 7/15/2036	300	341
	Private Export Funding Corp. 3.55% 1/15/2024	3,190	3,152
	Private Export Funding Corp. 1.40% 7/15/2028	3,000	2,606
	Tennessee Valley Authority 0.75% 5/15/2025	3,700	3,414
	Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,731
	Tennessee Valley Authority 4.65% 6/15/2035	1,780	1,815
	Tennessee Valley Authority 5.88% 4/1/2036	875	995
	Tennessee Valley Authority, Series A, 4.625% 9/15/2060	250	244
	Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033	828	770
	U.S. Agency for International Development, Israel (State of), Class 1A, 5.50% 9/18/2023	1,250	1,250
	U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025	14,779	14,091
	U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026	1,814	1,873
	U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 8/1/2023	1,500	1,497
	U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 8/1/2024	2,250	2,188
	U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025	2,640	2,529
	U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026	2,625	2,503
	U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027	11,482	10,889
	U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028	3,856	3,643
	U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029	2,650	2,477
	U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030	2,482	2,373
	U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031	2,475	2,364

252	American Funds Insurance Series

U.S. Government Securities Fund (continued)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Federal agency bonds & notes (continued)
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		USD2,377	$2,212
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		2,059	1,904
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034		651	601

			79,284

Total bonds, notes & other debt instruments (cost: $1,497,923,000)			1,429,283

Short-term securities 29.53%	Weighted average yield at acquisition

Federal agency bills & notes 15.55%
Federal Home Loan Bank 7/28/2023	4.957%	6,500	6,478
Federal Home Loan Bank 8/8/2023	4.700	90,000	89,556
Federal Home Loan Bank 8/11/2023	4.990	25,000	24,866
Federal Home Loan Bank 8/14/2023	4.741	95,000	94,452
Federal Home Loan Bank 8/25/2023	4.951	10,000	9,927
Federal Home Loan Bank 9/6/2023	5.198	8,600	8,523

			233,802

Commercial paper 8.48%
Apple, Inc. 7/19/2023[7]	5.060	26,000	25,930
BofA Securities, Inc. 7/10/2023[7]	5.180	2,100	2,097
Cabot Trail Funding, LLC 8/16/2023[7]	5.180	2,400	2,384
Chariot Funding, LLC 7/5/2023[7]	5.210	1,000	999
Chariot Funding, LLC 7/19/2023[7]	5.180	6,400	6,383
Chariot Funding, LLC 7/31/2023[7]	5.200	2,600	2,588
Coca-Cola Co. 7/20/2023[7]	4.969	32,900	32,808
Equinor ASA 7/3/2023[7]	5.060	14,500	14,494
Komatsu Finance America, Inc. 7/19/2023[7]	5.120	13,500	13,464
Linde, Inc. 7/11/2023	5.065	2,500	2,496
OMERS Finance Trust 7/12/2023	5.150	20,000	19,966
Paccar Financial Corp. 7/24/2023	5.080	3,900	3,887

			127,496

U.S. Treasury bills 3.35%
U.S. Treasury 7/13/2023	5.110	12,500	12,483
U.S. Treasury 7/20/2023	5.050	10,000	9,976
U.S. Treasury 8/22/2023	5.117	3,700	3,674
U.S. Treasury 11/2/2023	4.527	24,780	24,342

			50,475

American Funds Insurance Series	253

U.S. Government Securities Fund (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)

Bonds & notes of governments & government agencies outside the U.S. 2.15%
Nederlandse Waterschapsbank NV 7/11/2023[7]	5.120%	USD14,100	$14,078
Oesterreich Kontrollbank 7/19/2023	5.080	5,200	5,186
Québec (Province of) 7/17/2023[7]	5.100	13,100	13,069

			32,333

Total short-term securities (cost: $444,135,000)			444,106

Total investment securities 124.58% (cost: $1,942,058,000)			1,873,389

Other assets less liabilities (24.58)%			(369,590)

Net assets 100.00%			$1,503,799

254	American Funds Insurance Series

U.S. Government Securities Fund  (continued)

Futures contracts
Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2023 (000)
30 Day Federal Funds Futures	Long	212	July 2023	USD83,831	$5
30 Day Federal Funds Futures	Short	193	August 2023	(76,177)	8
30 Day Federal Funds Futures	Short	57	October 2023	(22,484)	16
30 Day Federal Funds Futures	Long	56	November 2023	22,073	(13)
3 Month SOFR Futures	Long	1,495	December 2023	353,568	(17,923)
3 Month SOFR Futures	Short	923	March 2024	(218,382)	10,724
3 Month SOFR Futures	Long	62	September 2024	14,762	(26)
3 Month SOFR Futures	Short	256	March 2025	(61,424)	1,752
2 Year U.S. Treasury Note Futures	Long	3,418	September 2023	695,029	(8,638)
5 Year U.S. Treasury Note Futures	Long	3,471	September 2023	371,722	(6,146)
10 Year U.S. Treasury Note Futures	Long	2,118	September 2023	237,779	(3,585)
10 Year Ultra U.S. Treasury Note Futures	Short	916	September 2023	(108,489)	1,225
20 Year U.S. Treasury Bond Futures	Short	264	September 2023	(33,503)	(43)
30 Year Ultra U.S. Treasury Bond Futures	Long	205	September 2023	27,925	246

					$(22,398)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps
								Unrealized appreciation (depreciation at 6/30/2023 (000	) )
							Upfront
Receive		Pay			Notional	Value at	premium
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	6/30/2023 (000)	paid (000)
SOFR	Annual	0.471%	Annual	10/26/2023	USD30,500	$471	$–	$471
0.45801%	Annual	SOFR	Annual	10/26/2023	30,500	(472)	–	(472)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	17,898	(60)	–	(60)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	26,222	(87)	–	(87)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	35,800	(119)	–	(119)
0.241%	Annual	U.S. EFFR	Annual	3/1/2024	119,400	(4,020)	–	(4,020)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	97,600	4,420	–	4,420
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	24,000	(420)	–	(420)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	3,698	(66)	–	(66)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	17,700	(320)	–	(320)
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	20,100	1,765	–	1,765
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	20,100	1,765	–	1,765
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	22,492	2,857	–	2,857
SOFR	Annual	3.916%	Annual	7/11/2025	46,800	787	–	787
4.265%	Annual	SOFR	Annual	2/16/2026	4,777	(30)	–	(30)
4.27%	Annual	SOFR	Annual	2/16/2026	9,620	(60)	–	(60)
4.3005%	Annual	SOFR	Annual	2/17/2026	1,989	(11)	–	(11)
4.288%	Annual	SOFR	Annual	2/17/2026	2,021	(12)	–	(12)
4.3035%	Annual	SOFR	Annual	2/17/2026	2,874	(16)	–	(16)
4.2675%	Annual	SOFR	Annual	2/17/2026	2,771	(18)	–	(18)
4.2515%	Annual	SOFR	Annual	2/17/2026	2,847	(19)	–	(19)
3.45%	Annual	SOFR	Annual	2/1/2028	12,500	(276)	–	(276)
3.47%	Annual	SOFR	Annual	2/2/2028	11,600	(247)	–	(247)
3.177%	Annual	SOFR	Annual	2/28/2030	2,400	(78)	–	(78)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	49,000	9,121	–	9,121
3.18%	Annual	SOFR	Annual	4/17/2030	2,600	(84)	–	(84)

American Funds Insurance Series	255

U.S. Government Securities Fund  (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)
Receive		Pay			Notional amount (000)	Value at 6/30/2023 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2023 (000)

Rate	Payment frequency	Rate	Payment frequency	Expiration date
3.275%	Annual	SOFR	Annual	4/18/2030	USD2,600	$(69)	$–	$(69)
3.353%	Annual	SOFR	Annual	4/19/2030	2,600	(57)	–	(57)
3.342%	Annual	SOFR	Annual	4/19/2030	2,600	(59)	–	(59)
3.344%	Annual	SOFR	Annual	4/20/2030	2,600	(59)	–	(59)
3.128%	Annual	SOFR	Annual	4/28/2030	2,600	(92)	–	(92)
3.285%	Annual	SOFR	Annual	5/1/2030	2,500	(65)	–	(65)
3.259%	Annual	SOFR	Annual	5/1/2030	2,600	(72)	–	(72)
3.186%	Annual	SOFR	Annual	5/9/2030	2,600	(83)	–	(83)
3.215%	Annual	SOFR	Annual	5/10/2030	2,500	(75)	–	(75)
3.29%	Annual	SOFR	Annual	5/19/2030	3,100	(80)	–	(80)
3.31%	Annual	SOFR	Annual	6/9/2030	26,800	(652)	–	(652)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	15,500	2,959	–	2,959
SOFR	Annual	3.175%	Annual	2/1/2038	16,000	55	–	55
3.065%	Annual	SOFR	Annual	4/7/2040	12,300	(644)	–	(644)
SOFR	Annual	3.045%	Annual	7/27/2050	3,600	134	–	134
SOFR	Annual	2.85282%	Annual	12/6/2052	540	35	–	35
SOFR	Annual	2.93542%	Annual	12/6/2052	550	27	–	27
SOFR	Annual	3.01413%	Annual	1/12/2053	1,402	49	–	49
SOFR	Annual	3.02%	Annual	1/12/2053	1,400	48	–	48
SOFR	Annual	2.974%	Annual	4/17/2053	800	33	–	33
SOFR	Annual	3.044%	Annual	4/18/2053	800	23	–	23
SOFR	Annual	3.0875%	Annual	4/19/2053	800	16	–	16
SOFR	Annual	3.1035%	Annual	4/19/2053	800	14	–	14
SOFR	Annual	3.0895%	Annual	4/20/2053	800	16	–	16
SOFR	Annual	2.9405%	Annual	4/28/2053	800	38	–	38
SOFR	Annual	3.0535%	Annual	5/1/2053	1,600	43	–	43
SOFR	Annual	3.085%	Annual	5/9/2053	900	19	–	19
SOFR	Annual	3.1135%	Annual	5/10/2053	800	12	–	12
SOFR	Annual	3.1605%	Annual	5/19/2053	1,000	6	–	6

						$16,291	$–	$16,291

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[4]	Purchased on a TBA basis.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $14,752,000, which represented .98% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]

Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $128,294,000, which represented 8.53% of the net assets of the fund.

256	American Funds Insurance Series

U.S. Government Securities Fund  (continued)

Key to abbreviations

Assn. = Association

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	257

Managed Risk Growth Fund

Investment portfolio June 30, 2023	unaudited

Growth funds 85.25%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,727,279	$425,030

Total growth funds (cost: $380,542,000)		425,030

Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,265,584	50,023

Total fixed income funds (cost: $50,624,000)		50,023

Short-term securities 4.00%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%[1]	19,961,230	19,961

Total short-term securities (cost: $19,961,000)		19,961

Options purchased 0.16%
Options purchased*		766

Total options purchased (cost: $2,722,000)		766

Total investment securities 99.44% (cost: $453,849,000)		495,780
Other assets less liabilities 0.56%		2,816

Net assets 100.00%		$498,596

*Options purchased
Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2023 (000)
S&P 500 Index	335	USD149,088	USD2,850.00	9/15/2023	$55
S&P 500 Index	30	13,351	2,950.00	9/15/2023	6
S&P 500 Index	10	4,450	3,000.00	9/15/2023	2
S&P 500 Index	70	31,153	2,775.00	12/15/2023	47
S&P 500 Index	70	31,153	2,800.00	12/15/2023	47
S&P 500 Index	50	22,252	2,825.00	12/15/2023	36
S&P 500 Index	100	44,504	2,850.00	12/15/2023	75
S&P 500 Index	110	48,954	2,875.00	12/15/2023	83
S&P 500 Index	35	15,576	2,900.00	12/15/2023	27
S&P 500 Index	30	13,351	2,950.00	12/15/2023	26
S&P 500 Index	65	28,927	3,150.00	12/15/2023	73
S&P 500 Index	10	4,450	3,225.00	12/15/2023	13
S&P 500 Index	35	15,576	3,250.00	12/15/2023	46
S&P 500 Index	145	64,531	3,275.00	12/15/2023	198
S&P 500 Index	20	8,901	3,350.00	12/15/2023	32

					$766

258	American Funds Insurance Series

Managed Risk Growth Fund  (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
5 Year U.S. Treasury Note Futures	Long	860	September 2023	USD92,101	$(1,219)
Japanese yen currency Futures	Short	2	September 2023	(175)	7
FTSE 100 Index Futures	Short	2	September 2023	(192)	1
Nikkei 225 (OSE) Index Futures	Short	1	September 2023	(230)	(7)
British pound currency Futures	Short	3	September 2023	(238)	(2)
Mini MSCI Emerging Market Index Futures	Short	9	September 2023	(449)	6
Russell 2000 Mini Index Futures	Short	11	September 2023	(1,047)	(12)
Euro Stoxx 50 Index Futures	Short	48	September 2023	(2,322)	(39)
Euro currency Futures	Short	18	September 2023	(2,465)	(16)
S&P Mid 400 E-mini Index Futures	Short	16	September 2023	(4,231)	(115)
S&P 500 E-mini Index Futures	Short	143	September 2023	(32,091)	(693)

					$(2,089)

Investments in affiliates[2]

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)

Growth funds 85.25%
American Funds Insurance Series – Growth Fund, Class 1	$387,467	$91,971	$122,285	$(28,447)	$96,324	$425,030	$780	$22,902

Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	34,197	36,164	20,338	(885)	885	50,023	286	–

Total 95.28%				$(29,332)	$97,209	$475,053	$1,066	$22,902

[1]	Rate represents the seven-day yield at 6/30/2023.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	259

Managed Risk International Fund

Investment portfolio June 30, 2023	unaudited

Growth funds 85.31%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	6,194,789	$106,426

Total growth funds (cost: $99,890,000)		106,426

Fixed income funds 10.04%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,318,491	12,526

Total fixed income funds (cost: $12,773,000)		12,526

Short-term securities 3.86%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%[1]	4,810,529	4,811

Total short-term securities (cost: $4,811,000)		4,811

Options purchased 0.18%
Options purchased*		225

Total options purchased (cost: $716,000)		225

Total investment securities 99.39% (cost: $118,190,000)		123,988
Other assets less liabilities 0.61%		761

Net assets 100.00%		$124,749

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2023 (000)
iShares MSCI EAFE ETF	1,300	USD9,425	USD49.00	9/15/2023	$12
iShares MSCI EAFE ETF	550	3,988	50.00	9/15/2023	5
iShares MSCI EAFE ETF	1,400	10,150	51.00	9/15/2023	14
iShares MSCI EAFE ETF	2,400	17,400	52.00	9/15/2023	19
iShares MSCI EAFE ETF	1,800	13,050	54.00	12/15/2023	47
iShares MSCI EAFE ETF	3,900	28,275	55.00	12/15/2023	99
iShares MSCI EAFE ETF	700	5,075	56.00	12/15/2023	24
iShares MSCI EAFE ETF	200	1,450	57.00	12/15/2023	5

					$225

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
5 Year U.S. Treasury Note Futures	Long	122	September 2023	USD13,066	$(79)
S&P 500 E-mini Index Futures	Short	26	September 2023	(5,835)	(162)
Mini MSCI Emerging Market Index Futures	Short	127	September 2023	(6,337)	37
MSCI EAFE Index Futures	Short	87	September 2023	(9,376)	(104)

					$(308)

260	American Funds Insurance Series

Managed Risk International Fund (continued)

Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)

Growth funds 85.31%
American Funds Insurance Series – International Fund, Class 1	$106,435	$11,326	$24,003	$(6,836)	$19,504	$106,426	$73	$–

Fixed income funds 10.04%
American Funds Insurance Series – The Bond Fund of America, Class 1	12,527	3,449	3,575	(354)	479	12,526	259	–

Total 95.35%				$(7,190)	$19,983	$118,952	$332	$–

[1]	Rate represents the seven-day yield at 6/30/2023.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	261

Managed Risk Washington Mutual Investors Fund

Investment portfolio June 30, 2023	unaudited

Growth-and-income funds 85.02%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	20,345,075	$274,659

Total growth-and-income funds (cost: $278,387,000)		274,659

Fixed income funds 10.00%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,242,268	32,325

Total fixed income funds (cost: $33,893,000)		32,325

Short-term securities 4.67%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%[1]	15,081,762	15,082

Total short-term securities (cost: $15,082,000)		15,082

Options purchased 0.17%
Options purchased*		537

Total options purchased (cost: $2,363,000)		537

Total investment securities 99.86% (cost: $329,725,000)		322,603
Other assets less liabilities 0.14%		461

Net assets 100.00%		$323,064

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2023 (000)
S&P 500 Index	330	USD146,863	USD2,850.00	9/15/2023	$ 54
S&P 500 Index	10	4,450	2,875.00	9/15/2023	2
S&P 500 Index	55	24,477	2,950.00	9/15/2023	11
S&P 500 Index	20	8,901	3,000.00	9/15/2023	4
S&P 500 Index	80	35,603	2,775.00	12/15/2023	54
S&P 500 Index	100	44,504	2,800.00	12/15/2023	67
S&P 500 Index	50	22,252	2,825.00	12/15/2023	36
S&P 500 Index	55	24,477	2,850.00	12/15/2023	41
S&P 500 Index	90	40,053	2,875.00	12/15/2023	68
S&P 500 Index	35	15,576	2,900.00	12/15/2023	27
S&P 500 Index	40	17,802	3,150.00	12/15/2023	45
S&P 500 Index	25	11,126	3,225.00	12/15/2023	33
S&P 500 Index	10	4,450	3,250.00	12/15/2023	13
S&P 500 Index	10	4,450	3,275.00	12/15/2023	14
S&P 500 Index	20	8,901	3,350.00	12/15/2023	32
S&P 500 Index	15	6,676	3,250.00	3/15/2024	36

					$ 537

262	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
5 Year U.S. Treasury Note Futures	Long	165	September 2023	USD17,670	$(242)
S&P 500 E-mini Index Futures	Long	38	September 2023	8,528	240

					$(2)

Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)

Growth-and-income funds 85.02%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$274,603	$28,117	$45,263	$(3,995)	$21,197	$274,659	$1,303	$2,476

Fixed income funds 10.00%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	32,319	7,880	7,837	(879)	842	32,325	185	–

Total 95.02%				$(4,874)	$22,039	$306,984	$1,488	$2,476

[1]	Rate represents the seven-day yield at 6/30/2023.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	263

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2023	unaudited

Growth-and-income funds 79.96%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	31,901,672	$1,737,684

Total growth-and-income funds (cost: $1,710,272,000)		1,737,684

Fixed income funds 15.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	34,297,754	325,829

Total fixed income funds (cost: $344,843,000)		325,829

Short-term securities 4.63%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%[1]	100,572,314	100,572

Total short-term securities (cost: $100,572,000)		100,572

Options purchased 0.25%
Options purchased*		5,468

Total options purchased (cost: $25,532,000)		5,468

Total investment securities 99.84% (cost: $2,181,219,000)		2,169,553
Other assets less liabilities 0.16%		3,557

Net assets 100.00%		$2,173,110

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2023 (000)
S&P 500 Index	4,100	USD1,824,656	USD2,850.00	9/15/2023	$668
S&P 500 Index	200	89,008	2,875.00	9/15/2023	34
S&P 500 Index	60	26,702	2,900.00	9/15/2023	10
S&P 500 Index	600	267,023	2,950.00	9/15/2023	118
S&P 500 Index	60	26,702	3,000.00	9/15/2023	13
S&P 500 Index	765	340,454	2,775.00	12/15/2023	516
S&P 500 Index	780	347,130	2,800.00	12/15/2023	523
S&P 500 Index	765	340,454	2,825.00	12/15/2023	555
S&P 500 Index	725	322,653	2,850.00	12/15/2023	544
S&P 500 Index	800	356,030	2,875.00	12/15/2023	600
S&P 500 Index	115	51,179	2,900.00	12/15/2023	90
S&P 500 Index	25	11,126	2,950.00	12/15/2023	21
S&P 500 Index	350	155,763	3,150.00	12/15/2023	394
S&P 500 Index	20	8,901	3,225.00	12/15/2023	26
S&P 500 Index	170	75,657	3,250.00	12/15/2023	223
S&P 500 Index	175	77,882	3,275.00	12/15/2023	239
S&P 500 Index	300	133,511	3,350.00	12/15/2023	481
S&P 500 Index	170	75,656	3,250.00	3/15/2024	413

					$5,468

264	American Funds Insurance Series

Managed Risk Growth-Income Fund  (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
5 Year U.S. Treasury Note Futures	Long	1,183	September 2023	USD126,692	$(1,765)
S&P 500 E-mini Index Futures	Long	351	September 2023	78,769	2,498
British pound currency Futures	Short	1	September 2023	(79)	(1)
Euro currency Futures	Short	1	September 2023	(137)	(1)
Mini MSCI Emerging Market Index Futures	Short	6	September 2023	(299)	3
FTSE 100 Index Futures	Short	4	September 2023	(384)	2
Euro Stoxx 50 Index Futures	Short	12	September 2023	(581)	(10)
S&P Mid 400 E-mini Index Futures	Short	5	September 2023	(1,322)	(34)

					$692

Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (000)	Value of affiliates at 6/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)

Growth-and-income funds 79.96%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,677,875	$219,924	$303,846	$36,983	$106,748	$1,737,684	$6,066	$89,386

Fixed income funds 15.00%
American Funds Insurance Series – The Bond Fund of America, Class 1	314,614	72,941	64,701	(11,714)	14,689	325,829	1,898	–

Total 94.96%				$25,269	$121,437	$2,063,513	$7,964	$89,386

[1]	Rate represents the seven-day yield at 6/30/2023.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	265

Managed Risk Asset Allocation Fund
Investment portfolio June 30, 2023	unaudited

Asset allocation funds 95.20%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	89,855,897	$2,043,323

Total asset allocation funds (cost: $2,082,809,000)		2,043,323

Short-term securities 4.77%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%[1]	102,371,216	102,371

Total short-term securities (cost: $102,371,000)		102,371

Options purchased 0.03%
Options purchased*		693

Total options purchased (cost: $2,654,000)		693

Total investment securities 100.00% (cost: $2,187,834,000)		2,146,387
Other assets less liabilities (0.00)%		(43)

Net assets 100.00%		$2,146,344

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2023 (000)
S&P 500 Index	300	USD133,511	USD2,850.00	9/15/2023	$49
S&P 500 Index	55	24,477	2,775.00	12/15/2023	37
S&P 500 Index	145	64,530	2,800.00	12/15/2023	97
S&P 500 Index	75	33,378	2,825.00	12/15/2023	54
S&P 500 Index	125	55,630	2,850.00	12/15/2023	94
S&P 500 Index	150	66,756	2,875.00	12/15/2023	113
S&P 500 Index	70	31,153	2,900.00	12/15/2023	55
S&P 500 Index	60	26,702	3,225.00	12/15/2023	79
S&P 500 Index	20	8,901	3,250.00	12/15/2023	26
S&P 500 Index	30	13,351	3,275.00	12/15/2023	41
S&P 500 Index	30	13,351	3,350.00	12/15/2023	48

					$693

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 6/30/2023 (000)
5 Year U.S. Treasury Note Futures	Long	1,055	September 2023	USD112,984	$(1,567)
British pound currency Futures	Short	1	September 2023	(79)	(1)
Russell 2000 Mini Index Futures	Short	1	September 2023	(95)	(1)
FTSE 100 Index Futures	Short	2	September 2023	(192)	1
Euro Stoxx 50 Index Futures	Short	5	September 2023	(242)	(4)
Mini MSCI Emerging Market Index Futures	Short	5	September 2023	(249)	3
Euro Currency Futures	Short	3	September 2023	(411)	(3)
S&P Mid 400 E-mini Index Futures	Short	4	September 2023	(1,058)	(28)

					$(1,600)

266	American Funds Insurance Series

Managed Risk Asset Allocation Fund  (continued)

Investments in affiliates2

	Value of affiliate at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 6/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)

Asset allocation funds 95.20%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$2,084,270	$178,742	$272,742	$1,915	$51,138	$2,043,323	$10,281	$77,368

[1]	Rate represents the seven-day yield at 6/30/2023.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	267

Financial statements	unaudited

Statements of assets and liabilities at June 30, 2023	(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund		New World Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$7,187,612	$3,052,658	$36,079,869	$6,885,865		$3,209,783
Affiliated issuers	260,524	122,435	767,206	196,037		142,018
Cash	592	235	2,303	1,037		651
Cash collateral received for securities on loan	961	4,238	2,862	255		386
Cash collateral pledged for futures contracts	–	–	–	–		161
Cash collateral pledged for swap contracts	–	–	–	–		–
Cash denominated in currencies other than U.S. dollars	1,578	5,129	920	5,289		825
Unrealized appreciation on open forward currency contracts	–	–	–	–		180
Receivables for:
Sales of investments	–	19,356	58,980	106,130		20,258
Sales of fund’s shares	1,997	1,000	10,237	6,432		2,369
Dividends and interest	12,854	3,265	13,905	13,360		10,871
Closed forward currency contracts	–	–	–	–		5
Variation margin on futures contracts	–	–	–	–		20
Variation margin on centrally cleared swap contracts	–	–	–	–		–
Securities lending income	1	4	1	–	*	–	*
Other	59	8	16	275		82

	7,466,178	3,208,328	36,936,299	7,214,680		3,387,609

Liabilities:
Collateral for securities on loan	9,612	42,375	28,625	2,552		3,859
Unrealized depreciation on open forward currency contracts	–	–	–	–		104
Unrealized depreciation on unfunded commitments	–	–	–	–		–
Payables for:
Purchases of investments	3,937	7,697	29,499	52,830		7,917
Repurchases of fund’s shares	8,466	2,925	96,342	3,185		2,116
Investment advisory services	2,194	1,522	9,202	2,788		1,382
Insurance administrative fees	408	174	1,872	252		466
Services provided by related parties	1,016	514	4,915	947		398
Trustees’ deferred compensation	89	57	494	175		42
Closed forward currency contracts	–	–	–	–		2
Variation margin on futures contracts	–	–	–	–		22
Variation margin on centrally cleared swap contracts	–	–	–	–		–
Bank overdraft	–	–	–	–		–
Non-U.S. taxes	3,383	12,335	867	23,650		12,620
Other	220	279	155	345		168

	29,325	67,878	171,971	86,724		29,096

Net assets at June 30, 2023	$7,436,853	$3,140,450	$36,764,328	$7,127,956		$3,358,513

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,578,577	$2,487,653	$20,499,870	$6,070,096		$2,498,997
Total distributable earnings (accumulated loss)	2,858,276	652,797	16,264,458	1,057,860		859,516

Net assets at June 30, 2023	$7,436,853	$3,140,450	$36,764,328	$7,127,956		$3,358,513

Investment securities on loan, at value	$ 11,345	$ 61,683	$ 27,798	$ 22,230		$ 11,128
Investment securities, at cost
Unaffiliated issuers	4,514,668	2,391,917	19,949,813	5,340,365		2,344,169
Affiliated issuers	260,495	120,919	766,983	195,981		141,981
Cash denominated in currencies other than U.S. dollars, at cost	1,577	5,132	920	5,280		825

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

268	American Funds Insurance Series

Financial statements (continued)	unaudited

Statements of assets and liabilities at June 30, 2023 (continued)	(dollars in thousands)

	Washington Mutual Investors Fund		Capital World Growth and Income Fund		Growth- Income Fund	International Growth and Income Fund		Capital Income Builder

Assets:
Investment securities, at value:
Unaffiliated issuers	$9,541,960		$1,753,568		$34,057,439	$306,146		$1,108,353
Affiliated issuers	379,391		70,870		1,901,971	14,089		133,268
Cash	1,686		53		1,233	68		785
Cash collateral received for securities on loan	354		95		6,463	172		611
Cash collateral pledged for futures contracts	–		–		–	–		–
Cash collateral pledged for swap contracts	–		–		–	–		–
Cash denominated in currencies other than U.S. dollars	–		398		1,047	75		149
Unrealized appreciation on open forward currency contracts	–		–		–	–		–
Receivables for:
Sales of investments	32,818		5,389		42,303	505		44,839
Sales of fund’s shares	2,349		99		2,258	765		2,116
Dividends and interest	10,029		4,838		42,891	2,563		4,997
Closed forward currency contracts	–		–		–	–		–
Variation margin on futures contracts	–		–		–	–		97
Variation margin on centrally cleared swap contracts	–		–		–	–		54
Securities lending income	–	*	–	*	5	–	*	1
Other	7		46		127	19		39

	9,968,594		1,835,356		36,055,737	324,402		1,295,309

Liabilities:
Collateral for securities on loan	3,540		952		64,632	1,722		6,105
Unrealized depreciation on open forward currency contracts	–		–		–	–		–
Unrealized depreciation on unfunded commitments	–		–		–	–		–
Payables for:
Purchases of investments	12,227		5,963		59,338	194		96,269
Repurchases of fund’s shares	10,319		4,428		73,500	41		293
Investment advisory services	1,883		541		7,353	122		210
Insurance administrative fees	740		128		1,104	85		343
Services provided by related parties	1,057		298		3,766	69		141
Trustees’ deferred compensation	104		25		543	14		8
Closed forward currency contracts	–		–		–	–		–
Variation margin on futures contracts	–		–		–	–		7
Variation margin on centrally cleared swap contracts	–		–		–	–		19
Bank overdraft	–		–		–	–		–
Non-U.S. taxes	148		839		1,491	153		737
Other	10		55		170	15		20

	30,028		13,229		211,897	2,415		104,152

Net assets at June 30, 2023	$9,938,566		$1,822,127		$35,843,840	$321,987		$1,191,157

Net assets consist of:
Capital paid in on shares of beneficial interest	$7,532,632		$1,426,801		$20,896,057	$314,165		$1,056,574
Total distributable earnings (accumulated loss)	2,405,934		395,326		14,947,783	7,822		134,583

Net assets at June 30, 2023	$9,938,566		$1,822,127		$35,843,840	$321,987		$1,191,157

Investment securities on loan, at value	$ 3,429		$ 6,023		$ 61,497	$ 2,761		$ 6,985
Investment securities, at cost
Unaffiliated issuers	7,218,978		1,294,449		20,043,920	274,834		965,312
Affiliated issuers	379,298		70,860		1,901,275	14,084		138,510
Cash denominated in currencies other than U.S. dollars, at cost	–		398		1,044	75		149

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

American Funds Insurance Series	269

Financial statements (continued)	unaudited

Statements of assets and liabilities at June 30, 2023 (continued)	(dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund		The Bond Fund of America		Capital World Bond Fund	American High-Income Trust

Assets:
Investment securities, at value:
Unaffiliated issuers	$22,860,159	$356,903		$10,067,305		$1,381,748	$796,378
Affiliated issuers	3,466,389	36,721		2,007,541		208,511	33,341
Cash	3,225	55		8,765		89	–
Cash collateral received for securities on loan	1,726	71		–		–	–
Cash collateral pledged for futures contracts	–	–		–		–	104
Cash collateral pledged for swap contracts	–	–		–		–	818
Cash denominated in currencies other than U.S. dollars	662	87		–	*	85	12
Unrealized appreciation on open forward currency contracts	–	537		1,374		5,906	–
Receivables for:
Sales of investments	644,680	3,674		2,183,376		33,094	4,791
Sales of fund’s shares	977	826		27,993		2,078	1,130
Dividends and interest	76,599	1,860		76,760		11,383	12,634
Closed forward currency contracts	–	–		–		–	–
Variation margin on futures contracts	294	30		6,843		486	–
Variation margin on centrally cleared swap contracts	141	22		160		279	–
Securities lending income	1	–	*	–		–	–
Other	224	–	*	–		120	3

	27,055,077	400,786		14,380,117		1,643,779	849,211

Liabilities:
Collateral for securities on loan	17,261	712		–		–	–
Unrealized depreciation on open forward currency contracts	–	708		1,997		8,188	–
Unrealized depreciation on unfunded commitments	7	–		–		1	2
Payables for:
Purchases of investments	1,708,017	16,149		3,826,500		173,829	7,673
Repurchases of fund’s shares	21,962	169		2,503		209	433
Investment advisory services	5,474	136		1,402		515	181
Insurance administrative fees	3,370	74		664		34	55
Services provided by related parties	2,606	66		1,020		203	148
Trustees’ deferred compensation	317	4		130		27	32
Closed forward currency contracts	–	–		–		–	–
Variation margin on futures contracts	1,434	48		4,588		822	7
Variation margin on centrally cleared swap contracts	430	57		942		723	94
Bank overdraft	–	–		–		–	119
Non-U.S. taxes	3,812	290		–		85	–
Other	85	19		16		89	5

	1,764,775	18,432		3,839,762		184,725	8,749

Net assets at June 30, 2023	$25,290,302	$382,354		$10,540,355		$1,459,054	$840,462

Net assets consist of:
Capital paid in on shares of beneficial interest	$19,487,055	$351,473		$12,081,653		$1,763,153	$1,186,715
Total distributable earnings (accumulated loss)	5,803,247	30,881		(1,541,298)		(304,099)	(346,253)

Net assets at June 30, 2023	$25,290,302	$382,354		$10,540,355		$1,459,054	$ 840,462

Investment securities on loan, at value	$ 16,802	$ 697		$ –		$ –	$ –
Investment securities, at cost
Unaffiliated issuers	17,250,054	323,779		10,634,682		1,499,648	861,704
Affiliated issuers	3,673,146	36,559		2,007,086		206,121	33,328
Cash denominated in currencies other than U.S. dollars, at cost	662	87		–	*	83	12
Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

270	American Funds Insurance Series

Financial statements (continued)	unaudited

Statements of assets and liabilities at June 30, 2023 (continued)	(dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$152,783	$383,768	$1,873,389	$20,727	$5,036
Affiliated issuers	–	–	–	475,053	118,952
Cash	2,594	9,100	41,182	–	–
Cash collateral received for securities on loan	–	–	–	–	–
Cash collateral pledged for futures contracts	–	–	–	3,702	1,074
Cash collateral pledged for swap contracts	–	–	–	–	–
Cash denominated in currencies other than U.S. dollars	–	–	–	–	–
Unrealized appreciation on open forward currency contracts	–	–	–	–	–
Receivables for:
Sales of investments	16,656	–	205,550	1,327	207
Sales of fund’s shares	79	537	4,498	412	143
Dividends and interest	277	36	6,790	80	22
Closed forward currency contracts	–	–	–	–	–
Variation margin on futures contracts	45	–	658	–	2
Variation margin on centrally cleared swap contracts	1	–	1,089	–	–
Securities lending income	–	–	–	–	–
Other	1	–	–	–	–

	172,436	393,441	2,133,156	501,301	125,436

Liabilities:
Collateral for securities on loan	–	–	–	–	–
Unrealized depreciation on open forward currency contracts	–	–	–	–	–
Unrealized depreciation on unfunded commitments	–	–	–	–	–
Payables for:
Purchases of investments	67,574	–	626,483	1,575	284
Repurchases of fund’s shares	61	288	1,162	152	63
Investment advisory services	15	85	216	40	10
Insurance administrative fees	28	44	120	295	78
Services provided by related parties	21	83	295	96	25
Trustees’ deferred compensation	3	12	44	4	1
Closed forward currency contracts	–	–	–	–	–
Variation margin on futures contracts	31	–	667	543	226
Variation margin on centrally cleared swap contracts	9	–	368	–	–
Bank overdraft	–	–	–	–	–
Non-U.S. taxes	–	–	–	–	–
Other	–	–	2	–	–

	67,742	512	629,357	2,705	687

Net assets at June 30, 2023	$104,694	$392,929	$1,503,799	$498,596	$124,749

Net assets consist of:
Capital paid in on shares of beneficial interest	$115,198	$384,122	$1,750,412	$565,139	$152,639
Total distributable earnings (accumulated loss)	(10,504)	8,807	(246,613)	(66,543)	(27,890)

Net assets at June 30, 2023	$104,694	$392,929	$1,503,799	$498,596	$124,749

Investment securities on loan, at value	$ –	$ –	$ –	$ –	$ –
Investment securities, at cost
Unaffiliated issuers	155,464	383,761	1,942,058	22,683	5,527
Affiliated issuers	–	–	–	431,166	112,663
Cash denominated in currencies other than U.S. dollars, at cost	–	–	–	–	–

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

American Funds Insurance Series	271

Financial statements (continued)	unaudited

Statements of assets and liabilities at June 30, 2023 (continued)	(dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$ 15,619	$ 106,040	$ 103,064
Affiliated issuers	306,984	2,063,513	2,043,323
Cash	–	–	–
Cash collateral received for securities on loan	–	–	–
Cash collateral pledged for futures contracts	656	5,594	1,584
Cash collateral pledged for swap contracts	–	–	–
Cash denominated in currencies other than U.S. dollars	–	–	–
Unrealized appreciation on open forward currency contracts	–	–	–
Receivables for:
Sales of investments	1,336	30,521	1,518
Sales of fund’s shares	9	293	25
Dividends and interest	64	427	431
Closed forward currency contracts	–	–	–
Variation margin on futures contracts	100	922	–
Variation margin on centrally cleared swap contracts	–	–	–
Securities lending income	–	–	–
Other	–	–	–

	324,768	2,207,310	2,149,945

Liabilities:
Collateral for securities on loan	–	–	–
Unrealized depreciation on open forward currency contracts	–	–	–
Unrealized depreciation on unfunded commitments	–	–	–
Payables for:
Purchases of investments	769	4,760	–
Repurchases of fund’s shares	645	27,845	1,623
Investment advisory services	26	178	175
Insurance administrative fees	197	1,324	1,325
Services provided by related parties	64	55	433
Trustees’ deferred compensation	3	16	29
Closed forward currency contracts	–	–	–
Variation margin on futures contracts	–	22	16
Variation margin on centrally cleared swap contracts	–	–	–
Bank overdraft	–	–	–
Non-U.S. taxes	–	–	–
Other	–	–	–

	1,704	34,200	3,601

Net assets at June 30, 2023	$323,064	$2,173,110	$2,146,344

Net assets consist of:
Capital paid in on shares of beneficial interest	$358,410	$2,153,328	$2,184,513
Total distributable earnings (accumulated loss)	(35,346)	19,782	(38,169)

Net assets at June 30, 2023	$323,064	$2,173,110	$2,146,344

Investment securities on loan, at value	$ –	$ –	$ –
Investment securities, at cost
Unaffiliated issuers	17,445	126,104	105,025
Affiliated issuers	312,280	2,055,115	2,082,809
Cash denominated in currencies other than U.S. dollars, at cost	–	–	–

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

272	American Funds Insurance Series

Financial statements (continued)	unaudited

Statements of assets and liabilities at June 30, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Shares of beneficial interest issued and outstanding
(no stated par value) – unlimited shares authorized

Class 1:	Net assets	$3,267,350	$989,232	$16,132,357	$3,347,079	$1,773,825
	Shares outstanding	101,754	55,385	179,425	194,879	71,238
	Net asset value per share	$32.11	$17.86	$89.91	$17.18	$24.90
Class 1A:	Net assets	$16,502	$4,969	$245,718	$11,621	$9,840
	Shares outstanding	517	282	2,762	680	397
	Net asset value per share	$31.92	$17.60	$88.97	$17.07	$24.76
Class 2:	Net assets	$3,480,176	$1,859,010	$17,094,954	$3,348,777	$809,785
	Shares outstanding	110,006	110,517	192,676	196,109	32,955
	Net asset value per share	$31.64	$16.82	$88.72	$17.08	$24.57
Class 3:	Net assets			$224,580	$16,681
	Shares outstanding	Not applicable	Not applicable	2,472	969	Not applicable
	Net asset value per share			$90.85	$17.22
Class 4:	Net assets	$672,825	$287,239	$3,066,719	$403,798	$765,063
	Shares outstanding	21,510	17,121	35,477	24,043	31,425
	Net asset value per share	$31.28	$16.78	$86.44	$16.79	$24.35

		Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder

Shares of beneficial interest issued and outstanding
(no stated par value) – unlimited shares authorized

Class 1:	Net assets	$5,859,309	$575,236	$21,339,299	$16,140	$615,174
	Shares outstanding	434,159	43,963	391,780	1,644	54,668
	Net asset value per share	$13.50	$13.08	$54.47	$9.82	$11.25
Class 1A:	Net assets	$22,036	$6,559	$32,236	$5,687	$10,007
	Shares outstanding	1,644	505	596	595	890
	Net asset value per share	$13.41	$13.00	$54.09	$9.55	$11.24
Class 2:	Net assets	$2,854,203	$1,031,693	$12,482,053	$164,805	$14,070
	Shares outstanding	215,704	79,141	233,068	17,257	1,251
	Net asset value per share	$13.23	$13.04	$53.56	$9.55	$11.24
Class 3:	Net assets			$136,059
	Shares outstanding	Not applicable	Not applicable	2,494	Not applicable	Not applicable
	Net asset value per share			$54.57
Class 4:	Net assets	$1,203,018	$208,639	$1,854,193	$135,355	$551,906
	Shares outstanding	91,932	16,424	35,213	14,410	49,157
	Net asset value per share	$13.09	$12.70	$52.66	$9.39	$11.23

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

American Funds Insurance Series	273

Financial statements (continued)	unaudited

Statements of assets and liabilities at June 30, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust

Shares of beneficial interest issued and outstanding
(no stated par value) – unlimited shares authorized

Class 1:	Net assets	$15,365,770	$97,665	$6,602,578	$652,959	$216,837
	Shares outstanding	675,835	8,259	694,825	67,304	24,631
	Net asset value per share	$22.74	$11.82	$9.50	$9.70	$8.80
Class 1A:	Net assets	$27,766	$2,641	$236,295	$1,290	$2,199
	Shares outstanding	1,228	225	25,053	134	251
	Net asset value per share	$22.61	$11.75	$9.43	$9.64	$8.77
Class 2:	Net assets	$4,262,698	$160,967	$2,848,519	$751,310	$521,941
	Shares outstanding	190,271	13,696	304,444	78,350	60,683
	Net asset value per share	$22.40	$11.75	$9.36	$9.59	$8.60
Class 3:	Net assets	$29,116				$8,129
	Shares outstanding	1,280	Not applicable	Not applicable	Not applicable	919
	Net asset value per share	$22.76				$8.85
Class 4:	Net assets	$5,604,952	$121,081	$852,963	$53,495	$91,356
	Shares outstanding	252,342	10,478	91,636	5,660	9,573
	Net asset value per share	$22.21	$11.56	$9.31	$9.45	$9.54

		American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund

Shares of beneficial interest issued and outstanding
(no stated par value) – unlimited shares authorized

Class 1:	Net assets	$16,337	$39,933	$248,337
	Shares outstanding	1,721	3,464	24,903	Not applicable	Not applicable
	Net asset value per share	$9.49	$11.53	$9.97
Class 1A:	Net assets	$1,673	$116	$4,445
	Shares outstanding	178	10	448	Not applicable	Not applicable
	Net asset value per share	$9.37	$11.52	$9.93
Class 2:	Net assets	$44,111	$286,932	$1,058,630
	Shares outstanding	4,697	25,713	107,595	Not applicable	Not applicable
	Net asset value per share	$9.39	$11.16	$9.84
Class 3:	Net assets		$4,270	$6,131
	Shares outstanding	Not applicable	378	613	Not applicable	Not applicable
	Net asset value per share		$11.31	$9.99
Class 4:	Net assets	$42,573	$61,678	$186,256
	Shares outstanding	4,592	5,502	18,964	Not applicable	Not applicable
	Net asset value per share	$9.27	$11.21	$9.82
Class P1:	Net assets				$10,884	$1,751
	Shares outstanding	Not applicable	Not applicable	Not applicable	1,086	212
	Net asset value per share				$10.02	$8.24
Class P2:	Net assets				$487,712	$122,998
	Shares outstanding	Not applicable	Not applicable	Not applicable	49,191	14,990
	Net asset value per share				$9.91	$8.21

Refer to the end of the statements of assets and liabilities for footnote.

Refer to the notes to financial statements.

274	American Funds Insurance Series

Financial statements (continued)	unaudited

Statements of assets and liabilities at June 30, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding
(no stated par value) – unlimited shares authorized

Class P1:	Net assets	$2,741	$1,896,898	$7,588
	Shares outstanding	277	161,473	672
	Net asset value per share	$9.90	$11.75	$11.29
Class P2:	Net assets	$320,323	$276,212	$2,138,756
	Shares outstanding	32,593	23,687	195,719
	Net asset value per share	$9.83	$11.66	$10.93

*Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series	275

Financial statements (continued)	unaudited

Statements of operations for the six months ended June 30, 2023	(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund		Growth Fund	International Fund	New World Fund

Investment income (loss):
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$ 60,371	$ 18,917		$ 143,070	$ 68,405	$ 33,223
Affiliated issuers	5,675	2,594		26,412	5,681	4,211

	66,046	21,511		169,482	74,086	37,434
Interest from unaffiliated issuers	406	2		1,001	68	3,954
Securities lending income (net of fees)	142	789		545	94	43

	66,594	22,302		171,028	74,248	41,431
Fees and expenses*:
Investment advisory services	16,971	9,876		52,527	16,709	9,284
Distribution services	4,982	2,613		23,083	4,613	1,894
Insurance administrative services	801	350		3,641	500	925
Transfer agent services	1	—	†	4	1	— †
Administrative services	1,072	458		5,019	1,049	483
Accounting and administrative services	–	–		–	–	–
Reports to shareholders	50	22		229	49	24
Registration statement and prospectus	14	5		75	18	9
Trustees’ compensation	13	6		59	12	6
Auditing and legal	19	31		31	30	52
Custodian	269	187		181	486	339
Other	3	24		15	3	25

Total fees and expenses before waivers/reimbursement	24,195	13,572		84,864	23,470	13,041
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	3,930	763		–	–	1,126
Miscellaneous fee reimbursement	–	–		–	–	–

Total waivers/reimbursement of fees and expenses	3,930	763		–	–	1,126

Total fees and expenses after waivers/reimbursement	20,265	12,809		84,864	23,470	11,915

Net investment income (loss)	46,329	9,493		86,164	50,778	29,516

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	141,150	10,192		182,752	(125,371)	1,727
Affiliated issuers	28	12		184	42	11
Futures contracts	–	–		–	–	59
Forward currency contracts	–	–		–	–	(112)
Swap contracts	–	–		–	–	120
Currency transactions	640	(345)		(494)	(997)	(218)
Capital gain distributions received from affiliated issuers	–	–		–	–	–

	141,818	9,859		182,442	(126,326)	1,587
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	832,042	312,563		7,257,259	892,995	331,381
Affiliated issuers	4	364		5	8	17
Futures contracts	–	–		–	–	(181)
Forward currency contracts	–	–		–	–	126
Swap contracts	–	–		–	–	(2)
Currency translations	(815)	6		40	211	1

	831,231	312,933		7,257,304	893,214	331,342

Net realized gain (loss) and unrealized appreciation (depreciation)	973,049	322,792		7,439,746	766,888	332,929

Net increase in net assets resulting from operations	$1,019,378	$332,285		$7,525,910	$817,666	$362,445

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

276	American Funds Insurance Series

Financial statements (continued)	unaudited

Statements of operations for the six months ended June 30, 2023 (continued)	(dollars in thousands)

	Washington Mutual Investors Fund	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder

Investment income (loss):
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$105,370	$22,515	$273,059	$5,860	$18,872
Affiliated issuers	9,174	1,471	56,076	282	2,768

	114,544	23,986	329,135	6,142	21,640
Interest from unaffiliated issuers	5	519	182	4	2,779
Securities lending income (net of fees)	82	33	235	20	55

	114,631	24,538	329,552	6,166	24,474
Fees and expenses*:
Investment advisory services	17,737	4,176	43,141	749	2,062
Distribution services	4,844	1,495	17,003	367	687
Insurance administrative services	1,474	253	2,171	168	683
Transfer agent services	1	– †	4	– †	– †
Administrative services	1,423	264	5,065	47	173
Accounting and administrative services	–	–	–	–	–
Reports to shareholders	49	11	222	5	9
Registration statement and prospectus	83	5	78	2	7
Trustees’ compensation	17	3	61	– †	2
Auditing and legal	11	29	34	23	19
Custodian	194	70	194	32	44
Other	5	1	16	– †	1

Total fees and expenses before waivers/reimbursement	25,838	6,307	67,989	1,393	3,687
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	6,639	967	–	16	809
Miscellaneous fee reimbursement	–	–	–	–	–

Total waivers/reimbursement of fees and expenses	6,639	967	–	16	809

Total fees and expenses after waivers/reimbursement	19,199	5,340	67,989	1,377	2,878

Net investment income (loss)	95,432	19,198	261,563	4,789	21,596

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	12,065	2,769	686,807	(2,725)	10,072
Affiliated issuers	20	(5)	56	1	4
Futures contracts	–	–	–	–	(369)
Forward currency contracts	–	–	–	2	–
Swap contracts	–	–	–	–	1,636
Currency transactions	24	(22)	(1,254)	70	109
Capital gain distributions received from affiliated issuers	–	–	–	–	–

	12,109	2,742	685,609	(2,652)	11,452
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	614,564	187,287	3,776,708	28,234	10,479
Affiliated issuers	42	10	369	2	431
Futures contracts	–	–	–	–	(1,238)
Forward currency contracts	–	–	–	(5)	–
Swap contracts	–	–	–	–	(1,444)
Currency translations	(1)	(181)	145	(49)	(52)

	614,605	187,116	3,777,222	28,182	8,176

Net realized gain (loss) and unrealized appreciation (depreciation)	626,714	189,858	4,462,831	25,530	19,628

Net increase in net assets resulting from operations	$722,146	$209,056	$4,724,394	$30,319	$41,224

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	277

Financial statements (continued)	unaudited

Statements of operations for the six months ended June 30, 2023 (continued)	(dollars in thousands)

	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust

Investment income (loss):
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$ 157,757	$ 3,821	$ –	$ 6	$ 750
Affiliated issuers	70,345	637	43,566	3,707	982
	228,102	4,458	43,566	3,713	1,732
Interest from unaffiliated issuers	98,887	1,907	168,081	22,652	27,551
Securities lending income (net of fees)	332	7	–	–	–

	327,321	6,372	211,647	26,365	29,283
Fees and expenses*:
Investment advisory services	32,847	831	18,436	3,167	1,680
Distribution services	12,016	343	4,599	1,012	761
Insurance administrative services	6,792	147	1,313	68	105
Transfer agent services	3	– †	1	– †	– †
Administrative services	3,696	56	1,571	221	125
Accounting and administrative services	–	–	–	–	–
Reports to shareholders	142	5	70	11	9
Registration statement and prospectus	58	2	25	3	4
Trustees’ compensation	45	1	19	3	1
Auditing and legal	24	15	7	3	2
Custodian	140	42	45	94	10
Other	12	1	5	— †	6

Total fees and expenses before waivers/reimbursement	55,775	1,443	26,091	4,582	2,703
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	–	19	9,951	–	582
Miscellaneous fee reimbursement	–	–	–	–	–

Total waivers/reimbursement of fees and expenses	–	19	9,951	–	582

Total fees and expenses after waivers/reimbursement	55,775	1,424	16,140	4,582	2,121

Net investment income (loss)	271,546	4,948	195,507	21,783	27,162

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	347,182	(3,586)	(159,235)	(37,572)	(10,051)
Affiliated issuers	(78,959)	(19)	128	2	3
Futures contracts	(21,630)	(70)	(69,860)	(4,010)	19
Forward currency contracts	–	(666)	2,135	(11,479)	–
Swap contracts	(6,836)	(752)	(1,165)	(5,836)	(168)
Currency transactions	239	(5)	(215)	(81)	(31)
Capital gain distributions received from affiliated issuers	–	–	–	–	–

	239,996	(5,098)	(228,212)	(58,976)	(10,228)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	1,103,372	27,507	225,098	59,629	17,859
Affiliated issuers	101,942	109	257	793	4
Futures contracts	(36,203)	202	(26,287)	517	60
Forward currency contracts	–	(707)	(4,270)	(6,835)	–
Swap contracts	579	654	(8,504)	6,094	(50)
Currency translations	115	(19)	(71)	(310)	26

	1,169,805	27,746	186,223	59,888	17,899

Net realized gain (loss) and unrealized appreciation (depreciation)	1,409,801	22,648	(41,989)	912	7,671

Net increase in net assets resulting from operations	$1,681,347	$27,596	$ 153,518	$ 22,695	$ 34,833

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

278	American Funds Insurance Series

Financial statements (continued)	unaudited

Statements of operations for the six months ended June 30, 2023 (continued)	(dollars in thousands)

	American Funds Mortgage Fund	Ultra-Short Bond Fund		U.S. Government Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund

Investment income (loss):
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$ –	$ –		$ –	$ 349	$ 112
Affiliated issuers	–	–		–	1,066	332
	–	–		–	1,415	444
Interest from unaffiliated issuers	2,298	9,971		29,478	–	–
Securities lending income (net of fees)	–	–		–	–	–
	2,298	9,971		29,478	1,415	444
Fees and expenses*:
Investment advisory services	149	531		2,222	353	94
Distribution services	110	461		1,572	576	155
Insurance administrative services	55	93		241	589	157
Transfer agent services	– †	–	†	– †	– †	– †
Administrative services	15	62		226	–	–
Accounting and administrative services	–	–		–	32	27
Reports to shareholders	4	6		13	–	–
Registration statement and prospectus	2	2		5	5	4
Trustees’ compensation	– †	1		2	1	– †
Auditing and legal	– †	–	†	1	– †	– †
Custodian	8	1		16	2	2
Other	– †	–	†	19		– †

Total fees and expenses before waivers/reimbursement	343	1,157		4,299	1,567	439
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	61	–		904	118	31
Miscellaneous fee reimbursement	–	–		–	–	5

Total waivers/reimbursement of fees and expenses	61	–		904	118	36

Total fees and expenses after waivers/reimbursement	282	1,157		3,395	1,449	403

Net investment income (loss)	2,016	8,814		26,083	(34)	41

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(333)	–		(12,746)	(1,187)	(394)
Affiliated issuers	–	–		–	(29,332)	(7,190)
Futures contracts	44	–		(3,260)	(16,623)	(4,989)
Forward currency contracts	–			–	–	–
Swap contracts	805	–		(6,073)	–	–
Currency transactions	–	–		–	239	31
Capital gain distributions received from affiliated issuers	–	–		–	22,902	–

	516	–		(22,079)	(24,001)	(12,542)
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(77)	64		11,740	(945)	(261)
Affiliated issuers	–	–		–	97,209	19,983
Futures contracts	(778)	–		(19,222)	(9,574)	(1,319)
Forward currency contracts	–	–		–	–	–
Swap contracts	(813)	–		7,495	–	–
Currency translations	–	–		–	–	–

	(1,668)	64		13	86,690	18,403

Net realized gain (loss) and unrealized appreciation (depreciation)	(1,152)	64		(22,066)	62,689	5,861

Net increase in net assets resulting from operations	$ 864	$8,878		$ 4,017	$ 62,655	$ 5,902

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	279

Financial statements (continued)	unaudited

Statements of operations for the six months ended June 30, 2023 (continued)	(dollars in thousands)

	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Investment income (loss):
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$ 287	$ 1,957	$ 2,089
Affiliated issuers	1,488	7,964	10,281
	1,775	9,921	12,370
Interest from unaffiliated issuers	–	–	–
Securities lending income (net of fees)	–	–	–

	1,775	9,921	12,370
Fees and expenses*:
Investment advisory services	238	1,587	1,600
Distribution services	393	335	2,658
Insurance administrative services	396	2,645	2,667
Transfer agent services	– †	– †	– †
Administrative services	–	–	–
Accounting and administrative services	29	50	47
Reports to shareholders	–	–	–
Registration statement and prospectus	4	11	15
Trustees’ compensation	1	4	4
Auditing and legal	– †	11
Custodian	2	1	2
Other	– †	11

Total fees and expenses before waivers/reimbursement	1,063	4,635	6,995
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	79	529	533
Miscellaneous fee reimbursement	–	–	–

Total waivers/reimbursement of fees and expenses	79	529	533

Total fees and expenses after waivers/reimbursement	984	4,106	6,462

Net investment income (loss)	791	5,815	5,908

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)* on:
Investments in:
Unaffiliated issuers	(1,222)	(13,093)	(1,830)
Affiliated issuers	(4,874)	25,269	1,915
Futures contracts	(5,608)	(27,418)	(29,349)
Forward currency contracts	–	–	–
Swap contracts	–	–	–
Currency transactions	88	566	442
Capital gain distributions received from affiliated issuers	2,476	89,386	77,368

	(9,140)	74,710	48,546
Net unrealized appreciation (depreciation)* on:
Investments in:
Unaffiliated issuers	(846)	(9,088)	(457)
Affiliated issuers	22,039	121,437	51,138
Futures contracts	(2,604)	(15,959)	(15,182)
Forward currency contracts	–	–	–
Swap contracts	–	–	–
Currency translations	–	–	–

	18,589	96,390	35,499

Net realized gain (loss) and unrealized appreciation (depreciation)	9,449	171,100	84,045

Net increase in net assets resulting from operations	$10,240	$176,915	$ 89,953

* Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.

† Amount less than one thousand.

Refer to the notes to financial statements.

280	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income (loss)	$ 46,329	$ 463,824	$ 9,493	$ 1,656	$ 86,164	$ 165,240
Net realized gain (loss)	141,818	553,121	9,859	25,952	182,442	1,854,075
Net unrealized appreciation (depreciation)	831,231	(2,976,944)	312,933	(1,292,504)	7,257,304	(15,238,596)

Net increase (decrease) in net assets resulting from operations	1,019,378	(2,359,999)	332,285	(1,264,896)	7,525,910	(13,219,281)

Distributions paid to shareholders	(567,825)	(892,563)	(40,986)	(1,091,116)	(2,037,745)	(5,140,514)

Net capital share transactions	49,646	597,636	(93,752)	721,994	379,815	3,850,397

Total increase (decrease) in net assets	501,199	(2,654,926)	197,547	(1,634,018)	5,867,980	(14,509,398)

Net assets:
Beginning of period	6,935,654	9,590,580	2,942,903	4,576,921	30,896,348	45,405,746

End of period	$7,436,853	$6,935,654	$3,140,450	$2,942,903	$36,764,328	$30,896,348

	International Fund		New World Fund		Washington Mutual Investors Fund
	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income (loss)	$ 450,778	$ 132,306	$ 29,516	$ 44,512	$ 95,432	$ 197,559
Net realized gain (loss)	(126,326)	(377,954)	1,587	(3,390)	12,109	73,811
Net unrealized appreciation (depreciation)	893,214	(1,582,846)	331,342	(970,379)	614,605	(1,207,065)

Net increase (decrease) in net assets resulting from operations	817,666	(1,828,494)	362,445	(929,257)	722,146	(935,695)

Distributions paid to shareholders	(15,655)	(1,146,487)	(8,338)	(357,382)	(134,796)	(2,416,808)

Net capital share transactions	(393,636)	265,209	(79,378)	(77,021)	(92,484)	1,331,066

Total increase (decrease) in net assets	408,375	(2,709,772)	274,729	(1,363,660)	494,866	(2,021,437)

Net assets:
Beginning of period	6,719,581	9,429,353	3,083,784	4,447,444	9,443,700	11,465,137

End of period	$7,127,956	$ 6,719,581	$3,358,513	$3,083,784	$9,938,566	$9,443,700

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	281

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Capital World Growth and Income Fund		Growth-Income Fund		International Growth and Income Fund
	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income (loss)	$ 19,198	$ 440,174	$ 261,563	$ 505,414	$ 44,789	$ 9,759
Net realized gain (loss)	2,742	(82,728)	685,609	1,820,825	(2,652)	(25,298)
Net unrealized appreciation (depreciation)	187,116	(336,781)	3,777,222	(9,143,503)	28,182	(40,719)

Net increase (decrease) in net assets resulting from operations	209,056	(379,335)	4,724,394	(6,817,264)	30,319	(56,258)

Distributions paid to shareholders	(6,719)	(454,298)	(1,943,229)	(3,956,410)	(1,210)	(154,047)

Net capital share transactions	(105,608)	175,376	79,708	804,156	(8,119)	132,760

Total increase (decrease) in net assets	96,729	(658,257)	2,860,873	(9,969,518)	20,990	(77,545)

Net assets:
Beginning of period	1,725,398	2,383,655	32,982,967	42,952,485	300,997	378,542

End of period	$1,822,127	$1,725,398	$35,843,840	$32,982,967	$ 321,987	$ 300,997

	Capital Income Builder		Asset Allocation Fund		American Funds Global Balanced Fund
	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income (loss)	$ 421,596	$ 34,471	$ 271,546	$ 529,656	$ 4,948	$ 46,810
Net realized gain (loss)	11,452	(7,752)	239,996	911,950	(5,098)	40,249
Net unrealized appreciation (depreciation)	8,176	(109,594)	1,169,805	(5,491,758)	27,746	(113,780)

Net increase (decrease) in net assets resulting from operations	41,224	(82,875)	1,681,347	(4,050,152)	27,596	(66,721)

Distributions paid to shareholders	(13,173)	(31,988)	(1,079,732)	(3,253,724)	(47,478)	(2,232)

Net capital share transactions	24,040	109,402	(111,887)	1,398,530	34,476	(30,663)

Total increase (decrease) in net assets	52,091	(5,461)	489,728	(5,905,346)	14,594	(99,616)

Net assets:
Beginning of period	1,139,066	1,144,527	24,800,574	30,705,920	367,760	467,376

End of period	$1,191,157	$1,139,066	$25,290,302	$24,800,574	$382,354	$ 367,760

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

282	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	The Bond Fund of America		Capital World Bond Fund		American High-Income Trust
	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income (loss)	$ 195,507	$ 331,906	$ 21,783	$ 37,525	$ 27,162	$ 51,837
Net realized gain (loss)	(228,212)	(826,910)	(58,976)	(191,130)	(10,228)	(26,443)
Net unrealized appreciation (depreciation)	186,223	(1,048,389)	59,888	(188,581)	17,899	(118,693)

Net increase (decrease) in net assets resulting from operations	153,518	(1,543,393)	22,695	(342,186)	34,833	(93,299)

Distributions paid to shareholders	(60,384)	(462,954)	–	(30,830)	(9,382)	(67,772)

Net capital share transactions	226,139	(959,150)	(45,535)	(230,098)	(16,543)	(59,810)

Total increase (decrease) in net assets	319,273	(2,965,497)	(22,840)	(603,114)	8,908	(220,881)

Net assets:
Beginning of period	10,221,082	13,186,579	1,481,894	2,085,008	831,554	1,052,435

End of period	$10,540,355	$10,221,082	$1,459,054	$1,481,894	$ 840,462	$ 831,554

	American Funds Mortgage Fund		Ultra-Short Bond Fund		U.S. Government Securities Fund
	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income (loss)	$ 2,016	$ 1,712	$ 8,814	$ 4,946	$ 26,083	$ 45,209
Net realized gain (loss)	516	(8,753)	–	— †	(22,079)	(136,848)
Net unrealized appreciation (depreciation)	(1,668)	(5,029)	64	(59)	13	(110,189)

Net increase (decrease) in net assets resulting from operations	864	(12,070)	8,878	4,887	4,017	(201,828)

Distributions paid to shareholders	(530)	(1,793)	(2,709)	(2,237)	(8,192)	(60,476)

Net capital share transactions	15,317	(231,492)	(45,501)	96,950	7,252	(402,273)

Total increase (decrease) in net assets	15,651	(245,355)	(39,332)	99,600	3,077	(664,577)

Net assets:
Beginning of period	89,043	334,398	432,261	332,661	1,500,722	2,165,299

End of period	$104,694	$ 89,043	$392,929	$432,261	$ 1,503,799	$ 1,500,722

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	283

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	Managed Risk Growth Fund		Managed Risk International Fund		Managed Risk Washington Mutual Investors Fund
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
Operations:
Net investment income (loss)	$ (34)	$ 1,038	$ 41	$ 1,885	$ 791	$ 5,383
Net realized gain (loss)	(24,001)	31,786	(12,542)	9,474	(9,140)	86,734
Net unrealized appreciation (depreciation)	86,690	(181,950)	18,403	(36,471)	18,589	(125,509)

Net increase (decrease) in net assets resulting from operations	62,655	(149,126)	5,902	(25,112)	10,240	(33,392)

Distributions paid to shareholders	(111,683)	(90,246)	(10,851)	(4,275)	(47,607)	(14,671)

Net capital share transactions	93,382	97,021	3,764	(6,014)	36,959	(1,502)

Total increase (decrease) in net assets	44,354	(142,351)	(1,185)	(35,401)	(408)	(49,565)

Net assets:
Beginning of period	454,242	596,593	125,934	161,335	323,472	373,037

End of period	$498,596	$454,242	$ 124,749	$125,934	$323,064	$323,472

	Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund

	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
Operations:
Net investment income (loss)	$ 5,815	$ 29,534	$ 5,908	$ 33,407
Net realized gain (loss)	74,710	246,288	48,546	232,971
Net unrealized appreciation (depreciation)	96,390	(718,267)	35,499	(652,457)

Net increase (decrease) in net assets resulting from operations	176,915	(442,445)	89,953	(386,079)

Distributions paid to shareholders	(292,658)	(99,803)	(283,666)	(138,964)

Net capital share transactions	187,409	(23,880)	150,585	(104,505)

Total increase (decrease) in net assets	71,666	(566,128)	(43,128)	(629,548)

Net assets:
Beginning of period	2,101,444	2,667,572	2,189,472	2,819,020
End of period	$2,173,110	$2,101,444	$2,146,344	$2,189,472

*	Unaudited.

†	Amount less than one thousand.

Refer	to the notes to financial statements.

284	American Funds Insurance Series

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 40 different funds (“the funds”), including 23 funds in the series covered in this report. The other 17 funds in the series are covered in separate reports. Twelve funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments – primarily exchange-traded options and futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund – To provide long-term growth of capital.

Global Small Capitalization Fund – To provide long-term growth of capital.

Growth Fund – To provide growth of capital.

International Fund – To provide long-term growth of capital.

New World Fund – To provide long-term capital appreciation.

Washington Mutual Investors Fund – To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Capital World Growth and Income Fund – To provide long-term growth of capital while providing current income.

Growth-Income Fund – To achieve long-term growth of capital and income.

International Growth and Income Fund – To provide long-term growth of capital while providing current income.

Capital Income Builder – The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund – To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds Global Balanced Fund – Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The Bond Fund of America – To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund – To provide, over the long term, a high level of total return consistent with prudent investment management.

American High-Income Trust – The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Insurance Series	285

American Funds Mortgage Fund – To provide current income and preservation of capital.

Ultra-Short Bond Fund – To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund – To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund – To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund – To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund – To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund – To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund – To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund hasidentical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash – Cash may include amounts held in an interest bearing deposit facility.

Security transactions and related investment income – Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses – The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

286	American Funds Insurance Series

Class allocations – Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders – Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs – The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American Funds Insurance Series	287

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds”), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications – The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following pages present the funds’ valuation levels as of June 30, 2023 (dollars in thousands):

288	American Funds Insurance Series

Global Growth Fund

	Investment securities

	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$1,189,330	$ 634,142	$–		$1,823,472
Health care	993,146	456,224	–		1,449,370
Consumer discretionary	597,828	525,493	–		1,123,321
Financials	311,120	399,005	–	*	710,125
Industrials	222,133	370,748	–		592,881
Consumer staples	362,383	221,810	–		584,193
Materials	216,517	78,073	–		294,590
Communication services	212,407	43,261	–		255,668
Energy	186,721	52,810	–	*	239,531
Utilities	9,046	–	–		9,046
Preferred securities	–	96,764	–		96,764
Short-term securities	269,175	–	–		269,175

Total	$4,569,806	$2,878,330	$–	*	$7,448,136

    *Amount less than one thousand.

Global Small Capitalization Fund

	Investment securities

	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$ 161,553	$ 464,522	$ –	$ 626,075
Consumer discretionary	369,569	233,980	–	603,549
Information technology	328,551	259,679	923	589,153
Health care	325,163	137,296	–	462,459
Financials	88,901	191,456	–	280,357
Materials	16,013	108,802	–	124,815
Real estate	36,588	46,539	–	83,127
Communication services	27,435	49,286	–	76,721
Energy	5,759	19,192	47,549	72,500
Utilities	13,584	33,465	–	47,049
Consumer staples	24,197	21,200	–	45,397
Preferred securities	–	–	20,880	20,880
Rights & warrants	–	11,970	–	11,970
Short-term securities	131,041	–	–	131,041

Total	$1,528,354	$1,577,387	$69,352	$3,175,093

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2023 (dollars in thousands):

	Beginning value at 1/1/2023	Transfers into Level 3	*	Purchases	Sales	Net realized gain	Unrealized appreciation	†	Transfers out of Level 3	*	Ending value at 6/30/2023
Investment securities	$44,712	$–		$–	$–	$–	$24,640		$–		$69,352

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2023											$24,640

*

Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

†	Net unrealized appreciation is included in the related amounts on investments in the fund’s statement of operations.

American Funds Insurance Series	289

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2023	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
		Expected	Discount rate	6%	6%	Decrease
		proceeds	Expected proceeds	Not applicable	Not applicable	Not applicable
Common stocks	$48,472	Market	EV/Sales multiple	8.0x	8.0x	Increase
		comparable companies	DLOM	30%	30%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			EV/Sales multiple	8.0x - 13.4x	12.1x	Increase
Preferred securities	20,880	Market comparable companies	Net adjustment (decrease) based on movement of market comparables	42%	42%	Decrease
			DLOM	15% - 30%	23%	Decrease
Total	$69,352

*Weighted average is by relative fair value.

†This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

DLOM = Discount for lack of marketability

EV = Enterprise value

Growth Fund

	Investment securities

	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$6,464,830	$746,354	$3,395	$7,214,579
Communication services	6,574,905	–	–	6,574,905
Consumer discretionary	5,042,904	663,989	–	5,706,893
Health care	4,977,318	157,032	45,222	5,179,572
Industrials	4,148,475	305,547	2,804	4,456,826
Financials	2,421,392	–	–	2,421,392
Energy	1,591,095	–	–	1,591,095
Consumer staples	1,423,124	16,080	–	1,439,204
Materials	902,063	–	–	902,063
Utilities	268,948	–	–	268,948
Real estate	162,833	–	–	162,833
Preferred securities	–	22,198	90,765	112,963
Convertible stocks	8,316	–	–	8,316
Convertible bonds & notes	–	–	3,434	3,434
Bonds, notes & other debt instruments	–	17,793	–	17,793
Short-term securities	786,259	–	–	786,259
Total	$34,772,462	$1,928,993	$145,620	$36,847,075

290	American Funds Insurance Series

International Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Industrials	$75,195	$1,087,065	$–	$1,162,260
Information technology	366,697	709,578	5,885	1,082,160
Health care	24,177	901,027	–	925,204
Materials	370,770	416,011	–	786,781
Consumer discretionary	171,213	597,746	–	768,959
Financials	119,197	521,636	–	640,833
Energy	179,592	436,203	–	615,795
Communication services	187,493	277,531	–	465,024
Consumer staples	13,273	237,777	–	251,050
Utilities	–	98,141	–	98,141
Real estate	–	42,988	–	42,988
Preferred securities	7,768	30,203	539	38,510
Rights & warrants	–	6,285	–	6,285
Short-term securities	197,912	–	–	197,912

Total	$1,713,287	$5,362,191	$6,424	$7,081,902

New World Fund

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Financials	$116,964	$375,543	$ –	*	$492,507
Information technology	249,298	197,206	470		446,974
Industrials	144,657	293,349	–		438,006
Health care	178,541	229,530	–		408,071
Consumer discretionary	113,094	249,041	–		362,135
Materials	168,477	90,362	–	*	258,839
Consumer staples	63,358	142,768	–	*	206,126
Communication services	96,424	104,987	–		201,411
Energy	47,241	82,944	–	*	130,185
Real estate	14,812	43,950	–		58,762
Utilities	8,271	33,209	–		41,480
Preferred securities	10,600	5,787	9,679		26,066
Rights & warrants	52	1,209	–		1,261
Bonds, notes & other debt instruments	–	133,730	72		133,802
Short-term securities	145,491	685	–		146,176

Total	$1,357,280	$1,984,300	$10,221		$3,351,801

	Other investments†

	Level 1	Level 2	Level 3		Total

Assets:
Unrealized appreciation on futures contracts	$104	$ –	$–		$ 104
Unrealized appreciation on open forward currency contracts	–	180	–		180
Liabilities:
Unrealized depreciation on futures contracts	(192)	–	–		(192)
Unrealized depreciation on open forward currency contracts	–	(104)	–		(104)

Total	$ (88)	$ 76	$–		$ (12)

*Amount less than one thousand.

†Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.

Washington Mutual Investors Fund

As of June 30, 2023, all of the fund’s investment securities were classified as Level 1.

American Funds Insurance Series	291

Capital World Growth and Income Fund

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Information technology	$233,143	$120,292	$–		$353,435
Health care	182,420	89,474	–		271,894
Industrials	108,981	142,807	–		251,788
Financials	84,260	108,143	–	*	192,403
Consumer discretionary	97,055	85,999	–		183,054
Consumer staples	61,575	65,742	–		127,317
Materials	57,186	57,741	–		114,927
Communication services	66,025	33,410	–		99,435
Energy	69,943	25,412	–	*	95,355
Utilities	20,289	18,280	–		38,569
Real estate	7,312	4,546	–		11,858
Preferred securities	265	1,642	–		1,907
Bonds, notes & other debt instruments	–	10,769	–		10,769
Short-term securities	71,727	–	–		71,727

Total	$1,060,181	$764,257	$–	*	$1,824,438

*Amount less than one thousand.

Growth-Income Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$6,785,497	$498,567	$–	$7,284,064
Industrials	5,433,005	351,689	–	5,784,694
Health care	4,045,320	542,507	–	4,587,827
Financials	3,878,191	–	–	3,878,191
Communication services	3,210,013	–	–	3,210,013
Consumer discretionary	2,806,708	237,830	–	3,044,538
Consumer staples	1,668,540	401,127	–	2,069,667
Energy	1,335,084	–	–	1,335,084
Utilities	1,153,175	87,114	–	1,240,289
Materials	1,072,107	–	–	1,072,107
Real estate	424,372	–	–	424,372
Convertible stocks	62,834	–	–	62,834
Bonds, notes & other debt instruments	–	5,611	–	5,611
Short-term securities	1,960,119	–	–	1,960,119

Total	$33,834,965	$2,124,445	$–	$35,959,410

292	American Funds Insurance Series

International Growth and Income Fund

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Financials	$3,830	$49,783	$–	*	$53,613
Industrials	5,818	37,100	–		42,918
Consumer discretionary	2,684	33,712	–		36,396
Information technology	2,445	32,740	–		35,185
Health care	1,552	29,432	–		30,984
Consumer staples	8,416	22,386	–		30,802
Energy	8,409	12,829	–	*	21,238
Communication services	1,487	17,239	–		18,726
Materials	10,054	7,629	–	*	17,683
Utilities	1,286	7,459	–		8,745
Real estate	1,474	4,245	–		5,719
Preferred securities	1,159	260	–		1,419
Rights & warrants	–	101	–		101
Bonds, notes & other debt instruments	–	1,067	–		1,067
Short-term securities	15,639	–	–		15,639

Total	$64,253	$255,982	$–	*	$320,235

*Amount less than one thousand.

Capital Income Builder

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Financials	$78,838	$69,528	$–	*	$148,366
Health care	83,244	31,865	–		115,109
Consumer staples	58,385	55,949	–		114,334
Industrials	54,928	42,625	–		97,553
Information technology	74,666	17,358	–		92,024
Utilities	36,934	36,968	–		73,902
Real estate	58,587	10,664	–		69,251
Energy	50,371	18,654	–	*	69,025
Consumer discretionary	23,392	20,084	–		43,476
Communication services	19,583	17,922	–		37,505
Materials	20,644	12,750	–		33,394
Preferred securities	476	–	–		476
Rights & warrants	10	–	–		10
Convertible stocks	2,815	–	–		2,815
Investment funds	36,718	–	–		36,718
Bonds, notes & other debt instruments:
Mortgage-backed obligations	–	85,885	88		85,973
U.S. Treasury bonds & notes	–	84,891	–		84,891
Corporate bonds, notes & loans	–	23,863	–		23,863
Asset-backed obligations	–	10,521	–		10,521
Bonds & notes of governments & government agencies outside the U.S.	–	749	–		749
Municipals	–	234	–		234
Short-term securities	101,432	–	–		101,432

Total	$701,023	$540,510	$88		$1,241,621

Refer to the next page for footnote.

American Funds Insurance Series	293

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 109	$ –	$–	$ 109
Unrealized appreciation on centrally cleared interest rate swaps	–	305	–	305
Unrealized appreciation on centrally cleared credit default swaps	–	159	–	159
Liabilities:
Unrealized depreciation on futures contracts	(1,426)	–	–	(1,426)
Unrealized depreciation on centrally cleared interest rate swaps	–	(435)	–	(435)

Total	$ (1,317)	$ 29	$–	$(1,288)

*Amount less than one thousand.

†Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Asset Allocation Fund

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Information technology	$ 3,590,808	$ 32,475	$ –		$ 3,623,283
Health care	2,626,633	105,830	19,334		2,751,797
Consumer discretionary	1,963,133	355,874	–		2,319,007
Communication services	1,872,838	–	–		1,872,838
Financials	1,691,660	58,168	–	*	1,749,828
Consumer staples	1,278,464	283,707	–		1,562,171
Industrials	1,556,749	–	–		1,556,749
Materials	936,130	–	–		936,130
Energy	727,587	–	1,284		728,871
Real estate	185,023	–	–		185,023
Utilities	93,930	–	–		93,930
Preferred securities	–	–	337		337
Rights & warrants	–	–	–	*	– *
Convertible stocks	–	–	50,695		50,695
Investment funds	1,026,925	–	–		1,026,925
Bonds, notes & other debt instruments:
Mortgage-backed obligations	–	1,863,581	–		1,863,581
Corporate bonds, notes & loans	–	1,537,910	3,145		1,541,055
U.S. Treasury bonds & notes	–	1,415,005	–		1,415,005
Asset-backed obligations	–	512,750	5,930		518,680
Bonds & notes of governments & government agencies outside the U.S.	–	41,597	–		41,597
Municipals	–	36,169	–		36,169
Short-term securities	2,452,877	–	–		2,452,877

Total	$20,002,757	$6,243,066	$80,725		$26,326,548

	Other investments†

	Level 1	Level 2	Level 3		Total

Assets:
Unrealized appreciation on futures contracts	$ 5,318	$ –	$–		$ 5,318
Unrealized appreciation on centrally cleared interest rate swaps	–	5,809	–		5,809
Unrealized appreciation on centrally cleared credit default swaps	–	94	–		94
Liabilities:
Unrealized depreciation on futures contracts	(42,687)	–	–		(42,687)
Unrealized depreciation on centrally cleared interest rate swaps	–	(6,947)	–		(6,947)

Total	$(37,369)	$(1,044)	$–		$(38,413)

*Amount less than one thousand.
†Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

294	American Funds Insurance Series

American Funds Global Balanced Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Health care	$ 20,097	$ 17,862	$ –	$ 37,959
Information technology	31,632	5,647	–	37,279
Financials	12,908	20,304	–	33,212
Industrials	19,604	12,610	–	32,214
Consumer staples	4,549	16,449	–	20,998
Materials	8,513	9,706	–	18,219
Energy	9,106	5,980	–	15,086
Utilities	6,718	6,772	–	13,490
Communication services	10,524	1,378	–	11,902
Consumer discretionary	4,437	5,780	–	10,217
Real estate	1,836	3,023	–	4,859
Preferred securities	915	658	–	1,573
Convertible stocks	1,237	–	–	1,237
Investment funds	5,308	–	–	5,308
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	–	58,279	19	58,298
Corporate bonds, notes & loans	–	21,248	–	21,248
U.S. Treasury bonds & notes	–	18,286	–	18,286
Mortgage-backed obligations	–	16,427	–	16,427
Asset-backed obligations	–	1,761	–	1,761
Federal agency bonds & notes	–	263	–	263
Municipals	–	132	–	132
Short-term securities	32,054	1,602	–	33,656

Total	$169,438	$224,167	$19	$393,624

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 76	$ –	$–	$ 76
Unrealized appreciation on open forward currency contracts	–	537	–	537
Unrealized appreciation on centrally cleared interest rate swaps	–	94	–	94
Unrealized appreciation on centrally cleared credit default swaps	–	14	–	14

Liabilities:
Unrealized depreciation on futures contracts	(247)	–	–	(247)
Unrealized depreciation on open forward currency contracts	–	(708)	–	(708)
Unrealized depreciation on centrally cleared interest rate swaps	–	(462)	–	(462)
Unrealized depreciation on centrally cleared credit default swaps	–	– †	–	– †

Total	$(171)	$(525)	$–	$(696)

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
†Amount less than one thousand.

American Funds Insurance Series	295

The Bond Fund of America

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$ –	$ 3,573,639	$ –	$ 3,573,639
Mortgage-backed obligations	–	3,232,210	1,486	3,233,696
U.S. Treasury bonds & notes	–	2,440,960	–	2,440,960
Asset-backed obligations	–	506,177	9,743	515,920
Municipals	–	160,709	–	160,709
Bonds & notes of governments & government agencies outside the U.S.	–	131,220	–	131,220
Federal agency bonds & notes	–	11,147	–	11,147
Common stocks	–	–	14	14
Short-term securities	2,007,541	–	–	2,007,541

Total	$2,007,541	$10,056,062	$11,243	$12,074,846

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 13,106	$ –	$–	$ 13,106
Unrealized appreciation on open forward currency contracts	–	1,374	–	1,374
Unrealized appreciation on centrally cleared interest rate swaps	–	1,355	–	1,355
Liabilities:
Unrealized depreciation on futures contracts	(46,346)	–	–	(46,346)
Unrealized depreciation on open forward currency contracts	–	(1,997)	–	(1,997)
Unrealized depreciation on centrally cleared interest rate swaps	–	(6,176)	–	(6,176)
Unrealized depreciation on centrally cleared credit default swaps	–	(1,615)	–	(1,615)

Total	$(33,240)	$(7,059)	$–	$(40,299)

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

296	American Funds Insurance Series

Capital World Bond Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Euros	$ –	$ 300,895	$ –	$ 300,895
Japanese yen	–	110,576	–	110,576
British pounds	–	65,359	–	65,359
Chinese yuan renminbi	–	49,017	–	49,017
Brazilian reais	–	40,394	–	40,394
Mexican pesos	–	39,796	–	39,796
South Korean won	–	29,862	–	29,862
Canadian dollars	–	29,329	–	29,329
Australian dollars	–	27,673	–	27,673
Indonesian rupiah	–	23,488	–	23,488
Colombian pesos	–	15,264	–	15,264
South African rand	–	7,009	–	7,009
Danish kroner	–	6,239	–	6,239
New Zealand dollars	–	4,055	–	4,055
Chilean pesos	–	3,617	–	3,617
Peruvian nuevos soles	–	2,373	–	2,373
Malaysian ringgits	–	2,160	–	2,160
Indian rupees	–	1,125	–	1,125
Romanian leu	–	1,074	–	1,074
Polish zloty	–	1,028	–	1,028
Norwegian kroner	–	545	–	545
Ukrainian hryvnia	–	217	–	217
U.S. dollars	–	597,420	190	597,610
Investment funds	50,370	–	–	50,370
Preferred securities	–	–	36	36
Common stocks	31	–	243	274
Short-term securities	158,141	22,733	–	180,874

Total	$208,542	$1,381,248	$469	$1,590,259

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 1,303	$ –	$–	$ 1,303
Unrealized appreciation on open forward currency contracts	–	5,906	–	5,906
Unrealized appreciation on centrally cleared interest rate swaps	–	1,145	–	1,145
Unrealized appreciation on centrally cleared credit default swaps	–	422	–	422
Liabilities:
Unrealized depreciation on futures contracts	(4,773)	–	–	(4,773)
Unrealized depreciation on open forward currency contracts	–	(8,188)	–	(8,188)
Unrealized depreciation on centrally cleared interest rate swaps	–	(5,768)	–	(5,768)
Unrealized depreciation on centrally cleared credit default swaps	–	(204)	–	(204)

Total	$(3,470)	$(6,687)	$–	$(10,157)

*Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

American Funds Insurance Series	297

American High-Income Trust

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$ –	$751,484	$ 4,075	$755,559
Mortgage-backed obligations	–	–	630	630
Convertible bonds & notes	–	325	79	404
Convertible stocks	501	–	–	501
Common stocks	10,675	–	25,789	36,464
Preferred securities	–	–	2,441	2,441
Rights & warrants	–	–	379	379
Short-term securities	33,341	–	–	33,341

Total	$44,517	$751,809	$33,393	$829,719

	Other investments[1]

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 35	$ –	$–	$ 35

Liabilities:
Unrealized depreciation on futures contracts	(63)	–	–	(63)
Unrealized depreciation on centrally cleared credit default swaps	–	(204)	–	(204)

Total	$(28)	$(204)	$–	$(232)

[1]Futurescontracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2023 (dollars in thousands):

	Beginning value at 1/1/2023	Transfers into Level 3	[2]	Purchases	Sales	Net realized gain	[3]	Unrealized depreciation	[3]	Transfers out of Level 3	[2]	Ending value at 6/30/2023
Investment securities	$34,480	$2,087		$6,039	$(5,671)	$1,232		$(2,573)		$(2,201)		$33,393

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2023												$ (2,757)

[2]

Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.

[3]	Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

298	American Funds Insurance Series

Unobservable inputs – Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2023	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†

Bonds, notes & other debt instruments		Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
	$ 4,705		Transaction price	Not applicable	Not applicable	Not applicable
		Transaction	Net adjustment (decrease) based on movement of market comparables	10%	10%	Decrease

Convertible bonds & notes	79	Transaction	Transaction price	Not applicable	Not applicable	Not applicable

Common stocks		Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			EV/EBITDA multiple	7.5x	7.5x	Increase
			DLOM	15%	15%	Decrease
			Vendor price	Not applicable	Not applicable	Not applicable
			Risk discount	90%	90%	Decrease
	25,789		Net adjustment (decrease) based on movement of market comparables	20%	20%	Decrease
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
		Market comparable companies	EV/EBITDA multiple	5.8x	5.8x	Increase
			EV/EBITDA less CapEx multiple	10.4x	10.4x	Increase
			DLOM	17%	17%	Decrease

Preferred securities		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
	2,441	Market comparable companies	EV/EBITDA multiple	3.3x	3.3x	Increase
			DLOM	15%	15%	Decrease

Rights & warrants		Black-Scholes	Broker quote	Not applicable	Not applicable	Not applicable
	379		Implied volatility	30%	30%	Increase
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Total	$33,393

*	Weighted average is by relative fair value.
†

This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

CapEx = Capital expenditures

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

EV = Enterprise value

American Funds Insurance Series	299

American Funds Mortgage Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$–	$ 94,566	$–	$ 94,566
U.S. Treasury bonds & notes	–	6,116	–	6,116
Asset-backed obligations	–	2,143	–	2,143
Short-term securities	–	49,958	–	49,958
Total	$–	$152,783	$–	$152,783

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 52	$ –	$–	$ 52
Liabilities:
Unrealized depreciation on futures contracts	(905)	–	–	(905)
Unrealized depreciation on centrally cleared interest rate swaps	–	(23)	–	(23)
Total	$(853)	$(23)	$–	$(876)

*Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

As of June 30, 2023, all of the fund’s investment securities were classified as Level 2.

U.S. Government Securities Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$–	$ 767,437	$–	$ 767,437
U.S. Treasury bonds & notes	–	582,562	–	582,562
Federal agency bonds & notes	–	79,284	–	79,284
Short-term securities	–	444,106	–	444,106
Total	$–	$1,873,389	$–	$1,873,389

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 13,976	$ –	$–	$ 13,976
Unrealized appreciation on centrally cleared interest rate swaps	–	24,713	–	24,713
Liabilities:
Unrealized depreciation on futures contracts	(36,374)	–	–	(36,374)
Unrealized depreciation on centrally cleared interest rate swaps	–	(8,422)	–	(8,422)
Total	$(22,398)	$16,291	$–	$ (6,107)

*Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

As of June 30, 2023, all of the fund’s investments were classified as Level 1.

300	American Funds Insurance Series

Managed Risk International Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets
Growth funds	$106,426	$ –	$–	$106,426
Fixed income funds	12,526	–	–	12,526
Short-term securities	4,811	–	–	4,811
Options purchased	194	31	–	225
Total	$123,957	$31	$–	$123,988

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$ 37	$–	$–	$ 37
Liabilities:
Unrealized depreciation on futures contracts	(345)	–	–	(345)
Total	$(308)	$–	$–	$(308)

*Futures contracts are not included in the fund’s investment portfolio.

Managed Risk Washington Mutual Investors Fund

As of June 30, 2023, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

As of June 30, 2023, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

As of June 30, 2023, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks – The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks – The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

American Funds Insurance Series	301

Investing in growth-oriented stocks – Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies – Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. – Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries – Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

302	American Funds Insurance Series

Investing in emerging markets – Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments – The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives – The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

American Funds Insurance Series	303

Currency – The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.

Investing in mortgage-related and other asset-backed securities – Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts – A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

Investing in inflation-linked bonds – The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates – i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in repurchase agreements – Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

304	American Funds Insurance Series

Interest rate risk – The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation – A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Liquidity risk – Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Management – The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure – The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management – The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks – Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

American Funds Insurance Series	305

Investing in options and futures contracts – In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging – There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions – The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Nondiversification risk – As nondiversified funds, the managed risk funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. To the extent that a managed risk fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.

5. Certain investment techniques

Securities lending – Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

306	American Funds Insurance Series

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received

Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$ 11,345	$ 9,612	$ 2,325	$ 8,651
Global Small Capitalization Fund	61,683	42,375	22,569	38,137
Growth Fund	27,798	28,625	–	25,763
International Fund	22,230	2,552	20,728	2,297
New World Fund	11,128	3,859	7,838	3,473
Washington Mutual Investors Fund	3,429	3,540	–	3,186
Capital World Growth and Income Fund	6,023	952	5,403	857
Growth-Income Fund	61,497	64,632	–	58,169
International Growth and Income Fund	2,761	1,722	1,197	1,550
Capital Income Builder	6,985	6,105	1,259	5,494
Asset Allocation Fund	16,802	17,261	–	15,535
American Funds Global Balanced Fund	697	712	–	641

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds – Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls – Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions – Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities – The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

American Funds Insurance Series	307

Unfunded commitments – Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2023, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $1,289,000, $51,000 and $815,000, respectively, which would represent less than 0.01% for Asset Allocation Fund and Capital World Bond Fund and 0.10% for American High-Income Trust, respectively, of the net assets of each fund should such commitments become due. Unrealized depreciation on these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust of $7,000, $1,000 and $2,000, respectively, is disclosed as unrealized depreciation on unfunded commitments in each fund’s statement of assets and liabilities. Unrealized depreciation is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.

Options contracts – The managed risk funds have entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of their managed risk strategy, the funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the funds obtain the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the funds pay the current market price, or the option premium, for the option.

The funds may terminate their position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the funds will lose the entire premium. If the option is exercised, the funds complete the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The funds may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in investments in unaffiliated issuers in each fund’s statement of operations.

Futures contracts – Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts – Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

308	American Funds Insurance Series

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Swap contracts – Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.

Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:

Interest rate swaps – Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

Credit default swap indices – Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

American Funds Insurance Series	309

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options contracts purchased	Futures contracts	Forward currency contracts	Interest rate swaps		Credit default swaps
New World Fund	Not applicable	$ 24,499	$ 5,141	$ 4,930	*	$ 2,230	*
Capital Income Builder	Not applicable	96,767	Not applicable	38,300		6,175
Asset Allocation Fund	Not applicable	2,540,194	Not applicable	728,198		134,517
Global Balanced Fund	Not applicable	22,450	33,299	39,607		3,654
The Bond Fund of America	Not applicable	4,966,274	87,934	668,704		221,204
Capital World Bond Fund	Not applicable	432,642	457,463	381,147		102,242
American High-Income Trust	Not applicable	8,103	Not applicable	Not applicable		12,572
American Funds Mortgage Fund	Not applicable	55,284	Not applicable	4,258		Not applicable
U.S. Government Securities Fund	Not applicable	2,236,602	Not applicable	792,714		Not applicable
Managed Risk Growth Fund	$ 219,921	131,776	Not applicable	Not applicable		Not applicable
Managed Risk International Fund	54,263	11,314	Not applicable	Not applicable		Not applicable
Managed Risk Washington Mutual Investors Fund	239,859	23,218	Not applicable	Not applicable		Not applicable
Managed Risk Growth-Income Fund	2,568,643	197,528	Not applicable	Not applicable		Not applicable
Managed Risk Asset Allocation Fund	269,721	144,033	Not applicable	Not applicable		Not applicable

*No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

310	American Funds Insurance Series

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended, June 30, 2023 (dollars in thousands):

New World Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$104	Unrealized depreciation[1]	$192

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	180	Unrealized depreciation on open forward currency contracts	104

Forward currency	Currency	Receivables for closed forward currency contracts	5	Payables for closed forward currency contracts	2

			$289		$298

		Net realized gain (loss)		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$59	Net unrealized depreciation on futures contracts	$(181)

Forward currency	Currency	Net realized loss on forward currency contracts	(112)	Net unrealized appreciation on forward currency contracts	126

Swap	Interest	Net realized gain on swap contracts	123	Net unrealized appreciation on swap contracts	–

Swap	Credit	Net realized loss on swap contracts	(3)	Net unrealized depreciation on swap contracts	(2)

			$67		$(57)

Capital Income Builder

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$109	Unrealized depreciation[1]	$1,426

Swap (centrally cleared)	Interest	Unrealized appreciation[1]	305	Unrealized depreciation[1]	435

Swap (centrally cleared)	Credit	Unrealized appreciation[1]	159	Unrealized depreciation[1]	–

			$573		$1,861

Refer to the end of the tables for footnotes.

American Funds Insurance Series	311

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$(369)	Net unrealized depreciation on futures contracts	$(1,238)

Swap	Interest	Net realized gain on swap contracts	1,583	Net unrealized depreciation on swap contracts	(1,650)

Swap	Credit	Net realized gain on swap contracts	53	Net unrealized appreciation on swap contracts	206

			$1,267		$(2,682)

Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$5,318	Unrealized depreciation[1]	$42,687

Swap (centrally cleared)	Interest	Unrealized appreciation[1]	5,809	Unrealized depreciation[1]	6,947

Swap (centrally cleared)	Credit	Unrealized appreciation[1]	94	Unrealized depreciation[1]	–

			$11,221		$49,634

		Net realized loss		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$(21,630)	Net unrealized depreciation on futures contracts	$(36,203)

Swap	Interest	Net realized loss on swap contracts	(3,916)	Net unrealized depreciation on swap contracts	(1,138)

Swap	Credit	Net realized loss on swap contracts	(2,920)	Net unrealized appreciation on swap contracts	1,717

			$(28,466)		$(35,624)

American Funds Global Balanced Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$76	Unrealized depreciation[1]	$247

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	537	Unrealized depreciation on open forward currency contracts	708

Swap (centrally cleared)	Interest	Unrealized appreciation[1]	94	Unrealized depreciation[1]	462

Swap (centrally cleared)	Credit	Unrealized appreciation[1]	14	Unrealized depreciation[1]	– [2]

			$721		$1,417

Refer to the end of the tables for footnotes.

312	American Funds Insurance Series

		Net realized loss		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$(70)	Net unrealized appreciation on futures contracts	$202

Forward currency	Currency	Net realized loss on forward currency contracts	(666)	Net unrealized depreciation on forward currency contracts	(707)

Swap	Interest	Net realized loss on swap contracts	(686)	Net unrealized appreciation on swap contracts	647

Swap	Credit	Net realized loss on swap contracts	(66)	Net unrealized appreciation on swap contracts	7

			$(1,488)		$149

The Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$13,106	Unrealized depreciation[1]	$46,346

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,374	Unrealized depreciation on open forward currency contracts	1,997

Swap (centrally cleared)	Interest	Unrealized appreciation[1]	1,355	Unrealized depreciation[1]	6,176

Swap (centrally cleared)	Credit	Unrealized appreciation[1]	–	Unrealized depreciation[1]	1,615

			$15,835		$56,134

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$(69,860)	Net unrealized depreciation on futures contracts	$(26,287)

Forward currency	Currency	Net realized gain on forward currency contracts	2,135	Net unrealized depreciation on forward currency contracts	(4,270)

Swap	Interest	Net realized gain on swap contracts	12,360	Net unrealized depreciation on swap contracts	(13,897)

Swap	Credit	Net realized loss on swap contracts	(13,525)	Net unrealized appreciation on swap contracts	5,393

			$(68,890)		$(39,061)

Refer to the end of the tables for footnotes.

American Funds Insurance Series	313

Capital World Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$ 1,303	Unrealized depreciation[1]	$ 4,773

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	5,906	Unrealized depreciation on open forward currency contracts	8,188

Swap (centrally cleared)	Interest	Unrealized appreciation[1]	1,145	Unrealized depreciation[1]	5,768

Swap (centrally cleared)	Credit	Unrealized appreciation[1]	422	Unrealized depreciation[1]	204

			$ 8,776		$ 18,933

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$(4,010)	Net unrealized appreciation on futures contracts	$517

Forward currency	Currency	Net realized loss on forward currency contracts	(11,479)	Net unrealized depreciation on forward currency contracts	(6,835)

Swap	Interest	Net realized loss on swap contracts	(6,559)	Net unrealized appreciation on swap contracts	6,343

Swap	Credit	Net realized gain on swap contracts	723	Net unrealized depreciation on swap contracts	(249)

			$(21,325)		$(224)

American High-Income Trust

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$35	Unrealized depreciation[1]	$63

Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	204

			$35		$267

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$19	Net unrealized appreciation on futures contracts	$60

Swap	Credit	Net realized loss on swap contracts	(168)	Net unrealized depreciation on swap contracts	(50)

			$(149)		$10

Refer to the end of the tables for footnotes.

314	American Funds Insurance Series

American Funds Mortgage Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$52	Unrealized depreciation[1]	$905

Swap (centrally cleared)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	23

			$52		$928

		Net realized gain		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$44	Net unrealized depreciation on futures contracts	$(778)

Swap	Interest	Net realized gain on swap contracts	805	Net unrealized depreciation on swap contracts	(813)

			$849		$(1,591)

U.S. Government Securities Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$13,976	Unrealized depreciation[1]	$36,374

Swap (centrally cleared)	Interest	Unrealized appreciation[1]	24,713	Unrealized depreciation[1]	8,422

			$38,689		$44,796

		Net realized loss		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized loss on futures contracts	$(3,260)	Net unrealized depreciation on futures contracts	$(19,222)

Swap	Interest	Net realized loss on swap contracts	(6,073)	Net unrealized appreciation on swap contracts	7,495

			$(9,333)		$(11,727)

Managed Risk Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$766	Investment securities from unaffiliated issuers[3]	$–

Futures	Currency	Unrealized appreciation[1]	7	Unrealized depreciation[1]	18

Futures	Equity	Unrealized appreciation[1]	7	Unrealized depreciation[1]	866

Futures	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	1,219

			$780		$2,103

Refer to the end of the tables for footnotes.

American Funds Insurance Series	315

		Net realized loss		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(1,187)	Net unrealized depreciation on investments in unaffiliated issuers	$(945)

Futures	Currency	Net realized loss on futures contracts	(188)	Net unrealized appreciation on futures contracts	3

Futures	Equity	Net realized loss on futures contracts	(13,945)	Net unrealized depreciation on futures contracts	(8,405)

Futures	Interest	Net realized loss on futures contracts	(2,490)	Net unrealized depreciation on futures contracts	(1,172)

			$(17,810)		$(10,519)

Managed Risk International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$225	Investment securities from unaffiliated issuers[3]	$–

Futures	Equity	Unrealized appreciation[1]	37	Unrealized depreciation[1]	266

Futures	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	79

			$262		$345

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(394)	Net unrealized depreciation on investments in unaffiliated issuers	$(261)

Futures	Equity	Net realized loss on futures contracts	(4,394)	Net unrealized depreciation on futures contracts	(1,253)

Futures	Interest	Net realized loss on futures contracts	(595)	Net unrealized depreciation on futures contracts	(66)

			$(5,383)		$(1,580)

Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$537	Investment securities from unaffiliated issuers[3]	$–

Futures	Equity	Unrealized appreciation[1]	240	Unrealized depreciation[1]	–

Futures	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	242

			$777		$242

Refer to the end of the tables for footnotes.

316	American Funds Insurance Series

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(1,222)	Net unrealized depreciation on investments in unaffiliated issuers	$(846)

Futures	Currency	Net realized loss on futures contracts	(56)	Net unrealized depreciation on futures contracts	(63)

Futures	Equity	Net realized loss on futures contracts	(4,932)	Net unrealized depreciation on futures contracts	(2,380)

Futures	Interest	Net realized loss on futures contracts	(620)	Net unrealized depreciation on futures contracts	(161)

			$(6,830)		$(3,450)

Managed Risk Growth-Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$5,468	Investment securities from unaffiliated issuers[3]	$–

Futures	Currency	Unrealized appreciation[1]	–	Unrealized depreciation[1]	2

Futures	Equity	Unrealized appreciation[1]	2,503	Unrealized depreciation[1]	44

Futures	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	1,765

			$7,971		$1,811

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(13,093)	Net unrealized depreciation on investments in unaffiliated issuers	$(9,088)

Futures	Currency	Net realized loss on futures contracts	(656)	Net unrealized depreciation on futures contracts	(361)

Futures	Equity	Net realized loss on futures contracts	(24,600)	Net unrealized depreciation on futures contracts	(14,010)

Futures	Interest	Net realized loss on futures contracts	(2,162)	Net unrealized depreciation on futures contracts	(1,588)

			$(40,511)		$(25,047)

Managed Risk Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities from unaffiliated issuers[3]	$693	Investment securities from unaffiliated issuers[3]	$–

Futures	Currency	Unrealized appreciation[1]	–	Unrealized depreciation[1]	4

Futures	Equity	Unrealized appreciation[1]	4	Unrealized depreciation[1]	33

Futures	Interest	Unrealized appreciation[1]	–	Unrealized depreciation[1]	1,567

			$697		$1,604

Refer to the end of the tables for footnotes.

American Funds Insurance Series	317

		Net realized loss		Net unrealized depreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized loss on investments in unaffiliated issuers	$(1,830)	Net unrealized depreciation on investments in unaffiliated issuers	$(457)

Futures	Currency	Net realized loss on futures contracts	(416)	Net unrealized depreciation on futures contracts	(153)

Futures	Equity	Net realized loss on futures contracts	(26,965)	Net unrealized depreciation on futures contracts	(13,624)

Futures	Interest	Net realized loss on futures contracts	(1,968)	Net unrealized depreciation on futures contracts	(1,405)

			$(29,349)		$(15,639)

[1]

Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

[2]	Amount less than one thousand.
[3]	Includes options purchased as reported in each fund’s investment portfolio.

Collateral – Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

Rights of offset – Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

318	American Funds Insurance Series

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2023, if close-out netting was exercised (dollars in thousands):

New World Fund
	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral	*	Cash collateral	*	Net amount

Assets:
Bank of America	$3	$–	$–		$–		$ 3
Citibank	70	(70)	–		–		–
Goldman Sachs	9	(2)	–		–		7
HSBC Bank	1	–	–		–		1
JPMorgan Chase	66	–	–		–		66
Morgan Stanley	6	(2)	–		–		4
Standard Chartered Bank	21	(1)	–		–		20
UBS AG	10	(2)	–		–		8

Total	$185	$(77)	$–		$–		$108

Liabilities:
Citibank	$99	$(70)	$–		$–		$ 29
Goldman Sachs	2	(2)	–		–		–
Morgan Stanley	2	(2)	–		–		–
Standard Chartered Bank	1	(1)	–		–		–
UBS AG	2	(2)	–		–		–

Total	$106	$(77)	$–		$–		$ 29

Refer to the end of the tables for footnotes.

American Funds Insurance Series	319

American Funds Global Balanced Fund
	Gross amounts recognized in the		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities		Available to offset	Non-cash collateral *	Cash collateral	*	Net amount

Assets:
Bank of America	$ 15		$ (15)	$–	$–		$ –
Bank of New York Mellon	1		(1)	–	–		–
BNP Paribas	4		(1)	–	–		3
Citibank	2		(2)	–	–		–
Goldman Sachs	1		(1)	–	–		–
HSBC Bank	336		(171)	–	–		165
JPMorgan Chase	3		(3)	–	–		–
Morgan Stanley	36		(36)	–	–		–
Standard Chartered Bank	139		(18)	–	–		121
UBS AG	—	†	— †	–	–		–

Total	$537		$(248)	$–	$–		$289

Liabilities:
Bank of America	$ 36		$ (15)	$–	$–		$ 21
Bank of New York Mellon	1		(1)	–	–		–
Barclays Bank PLC	10		–	–	–		10
BNP Paribas	1		(1)	–	–		–
Citibank	207		(2)	–	–		205
Goldman Sachs	8		(1)	–	–		7
HSBC Bank	171		(171)	–	–		–
JPMorgan Chase	12		(3)	–	–		9
Morgan Stanley	233		(36)	–	–		197
Standard Chartered Bank	18		(18)	–	–		–
UBS AG	11		– †	–	–		11

Total	$708		$(248)	$–	$–		$460

The Bond Fund of America
	Gross amounts recognized in the		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities		Available to offset	Non-cash collateral *	Cash collateral	*	Net amount

Assets:
Bank of America	$ 51		$ (51)	$ –	$ –		$ –
BNP Paribas	101		(20)	–	–		81
HSBC Bank	45		(45)	–	–		–
JPMorgan Chase	1,155		(2)	–	(1,153)		–
Morgan Stanley	6		–	–	–		6
UBS AG	16		–	–	–		16

Total	$1,374		$(118)	$ –	$(1,153)		$103

Liabilities:
Bank of America	$ 67		$ (51)	$ –	$ –		$ 16
BNP Paribas	20		(20)	–	–		–
Citibank	303		–	(303)	–		–
Goldman Sachs	6		–	–	–		6
HSBC Bank	1,599		(45)	(1,554)	–		–
JPMorgan Chase	2		(2)	–	–		–

Total	$1,997		$(118)	$(1,857)	$ –		$ 22

Refer to the end of the tables for footnotes.

320	American Funds Insurance Series

Capital World Bond Fund
	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral *	Cash collateral	*	Net amount

Assets:
Bank of America	$ 89	$ (89)	$ –	$ –		$ –
Barclays Bank PLC	9	–	–	–		9
BNP Paribas	57	(14)	–	–		43
Citibank	184	(184)	–	–		–
Goldman Sachs	41	(41)	–	–		–
HSBC Bank	5,046	(3,637)	–	(1,240)		169
JPMorgan Chase	85	(85)	–	–		–
Morgan Stanley	339	(339)	–	–		–
Standard Chartered Bank	16	(16)	–	–		–
UBS AG	40	(40)	–	–		–

Total	$5,906	$(4,445)	$ –		$(1,240)	$221

Liabilities:
Bank of America	$ 309	$ (89)	$ (220)	$ –		$ –
Bank of New York Mellon	31	–	(31)	–		–
BNP Paribas	14	(14)	–	–		–
Citibank	2,493	(184)	(2,309)	–		–
Goldman Sachs	125	(41)	–	–		84
HSBC Bank	3,637	(3,637)	–	–		–
JPMorgan Chase	293	(85)	(28)	–		180
Morgan Stanley	1,074	(339)	(735)	–		–
Standard Chartered Bank	128	(16)	(112)	–		–
UBS AG	84	(40)	(44)	–		–

Total	$8,188	$(4,445)	$(3,479)	$ –		$264

*Collateral is shown on a settlement basis.

†Amount less than one thousand.

6. Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2023, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation – Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2023, some of the funds recognized reclaims (net of

American Funds Insurance Series	321

fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):

Fund	Reclaims	Fees	Interest
Global Growth Fund	$ 220	$21	$ –
Growth Fund	352	2	–
International Fund	1,233	22	47
New World Fund	270	3	–
Growth-Income Fund	187	13	9

The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund

As of December 31, 2022:
Undistributed ordinary income	$18,515	$1,947	$58,974	$15,623	$8,333	$45,061
Undistributed long-term capital gains	549,285	39,017	1,978,732	–	–	89,689
Capital loss carryforward*	–	–	–	(374,845)	–	–

As of June 30, 2023:
Gross unrealized appreciation on investments	2,936,802	878,025	17,067,770	1,862,262	974,576	2,578,557
Gross unrealized depreciation on investments	(263,829)	(231,305)	(1,070,934)	(331,368)	(134,137)	(280,023)
Net unrealized appreciation (depreciation) on investments	2,672,973	646,720	15,996,836	1,530,894	840,439	2,298,534

Cost of investments	4,775,163	2,528,373	20,850,239	5,551,008	2,511,350	7,622,817

Refer to the end of the tables for footnote.

322	American Funds Insurance Series

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund

As of December 31, 2022:
Undistributed ordinary income	$ 6,716	$ 117,578	$ 1,209	$ 10,957	$ 120,979	$ 2,667
Undistributed long-term capital gains	–	1,825,597	–	–	958,605	44,806
Capital loss carryforward*	(72,176)	–	(23,828)	(28,240)	–	–

As of June 30, 2023:
Gross unrealized appreciation on investments	535,798	14,570,753	55,556	180,649	6,485,840	51,981
Gross unrealized depreciation on investments	(89,656)	(569,685)	(26,010)	(47,382)	(1,193,526)	(20,487)
Net unrealized appreciation (depreciation) on investments	446,142	14,001,068	29,546	133,267	5,292,314	31,494

Cost of investments	1,378,296	21,958,342	290,689	1,107,054	20,995,243	361,434

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund

As of December 31, 2022:
Undistributed ordinary income	$ 58,751	$ –	$ 9,376	$ 529	$ 2,708	$ 8,185
Capital loss carryforward*	(907,300)	(133,685)	(298,537)	(9,549)	(1)	(177,836)

As of June 30, 2023:
Gross unrealized appreciation on investments	38,345	22,718	29,761	306	43	42,307
Gross unrealized depreciation on investments	(637,957)	(152,220)	(96,014)	(3,790)	(36)	(114,994)
Net unrealized appreciation (depreciation) on investments	(599,612)	(129,502)	(66,253)	(3,484)	7	(72,687)

Cost of investments	12,635,591	1,709,183	895,902	155,391	383,761	1,939,969

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

As of December 31, 2022:
Undistributed ordinary income	$ 5,720	$ 1,966	$ 5,613	$ 29,224	$ 35,270
Undistributed long-term capital gains	105,958	8,883	41,991	263,419	248,376

As of June 30, 2023:
Gross unrealized appreciation on investments	44,501	6,574	240	29,916	4
Gross unrealized depreciation on investments	(106,219)	(24,133)	(29,399)	(94,779)	(81,148)
Net unrealized appreciation (depreciation) on investments	(61,718)	(17,559)	(29,159)	(64,863)	(81,144)

Cost of investments	555,409	141,239	351,760	2,235,108	2,225,931

*

Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

American Funds Insurance Series	323

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 8,838	$238,315	$247,153	$39,498	$361,119	$400,617
Class 1A	38	1,195	1,233	141	1,617	1,758
Class 2	8,280	259,863	268,143	32,689	386,947	419,636
Class 4	1,369	49,927	51,296	4,312	66,240	70,552

Total	$18,525	$549,300	$567,825	$76,640	$815,923	$892,563

Global Small Capitalization Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 880	$11,794	$12,674	$ 47,544	$285,173	$ 332,717
Class 1A	3	59	62	209	1,252	1,461
Class 2	1,021	23,554	24,575	94,748	568,298	663,046
Class 4	52	3,623	3,675	13,417	80,475	93,892

Total	$1,956	$39,030	$40,986	$155,918	$935,198	$1,091,116

Growth Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$29,335	$ 861,352	$ 890,687	$319,915	$1,912,725	$2,232,640
Class 1A	372	13,243	13,615	3,677	23,411	27,088
Class 2	25,277	924,799	950,076	311,929	2,152,577	2,464,506
Class 3	344	11,837	12,181	4,207	28,163	32,370
Class 4	3,662	167,524	171,186	43,665	340,245	383,910

Total	$58,990	$1,978,755	$2,037,745	$683,393	$4,457,121	$5,140,514

International Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 8,093	$–	$ 8,093	$ 94,903	$448,918	$ 4543,821
Class 1A	24	–	24	281	1,398	1,679
Class 2	6,827	–	6,827	86,539	450,228	536,767
Class 3	36	–	36	431	2,195	2,626
Class 4	675	–	675	9,244	52,350	61,594

Total	$15,655	$–	$15,655	$191,398	$955,089	$1,146,487

324	American Funds Insurance Series

New World Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$4,849	$–	$4,849	$ 60,201	$129,123	$189,324
Class 1A	23	–	23	317	724	1,041
Class 2	1,930	–	1,930	26,575	61,661	88,236
Class 4	1,536	–	1,536	22,718	56,063	78,781

Total	$8,338	$–	$8,338	$109,811	$247,571	$357,382

Washington Mutual Investors Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$27,566	$52,370	$ 79,936	$351,097	$1,068,126	$1,419,223
Class 1A	73	194	267	3,359	10,665	14,024
Class 2	12,559	26,108	38,667	173,751	551,636	725,387
Class 4	4,891	11,035	15,926	61,406	196,768	258,174

Total	$45,089	$89,707	$134,796	$589,613	$1,827,195	$2,416,808

Capital World Growth and Income Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$2,294	$–	$2,294	$32,166	$109,599	$141,765
Class 1A	24	–	24	337	1,188	1,525
Class 2	3,709	–	3,709	57,060	205,827	262,887
Class 4	692	–	692	10,246	37,875	48,121

Total	$6,719	$–	$6,719	$99,809	$354,489	$454,298

Growth-Income Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 73,150	$1,077,919	$1,151,069	$597,601	$1,754,172	$2,351,773
Class 1A	100	1,649	1,749	784	2,464	3,248
Class 2	38,760	642,837	681,597	328,556	1,071,265	1,399,821
Class 3	427	6,857	7,284	3,597	11,428	15,025
Class 4	5,174	96,356	101,530	41,526	145,017	186,543

Total	$117,611	$1,825,618	$1,943,229	$972,064	$2,984,346	$3,956,410

International Growth and Income Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 66	$–	$ 66	$ 397	$ 6,104	$ 6,501
Class 1A	22	–	22	147	2,108	2,255
Class 2	637	–	637	4,951	81,276	86,227
Class 4	485	–	485	3,387	55,677	59,064

Total	$1,210	$–	$1,210	$8,882	$145,165	$154,047

American Funds Insurance Series	325

Capital Income Builder

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 7,491	$–	$ 7,491	$17,636	$–	$17,636
Class 1A	110	–	110	270	–	270
Class 2	153	–	153	354	–	354
Class 4	5,419	–	5,419	13,728	–	13,728

Total	$13,173	$–	$13,173	$31,988	$–	$31,988

Asset Allocation Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 76,840	$578,217	$ 655,057	$476,426	$1,525,081	$2,001,507
Class 1A	126	1,038	1,164	708	2,098	2,806
Class 2	19,886	163,182	183,068	124,332	440,697	565,029
Class 3	137	1,097	1,234	845	2,914	3,759
Class 4	24,064	215,145	239,209	142,374	538,249	680,623

Total	$121,053	$958,679	$1,079,732	$744,685	$2,509,039	$3,253,724

American Funds Global Balanced Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$ 718	$11,386	$12,104	$ 72	$ 498	$ 570
Class 1A	19	310	3292		13	15
Class 2	1,126	18,886	20,012	123	850	973
Class 4	806	14,227	15,033	85	589	674

Total	$2,669	$44,809	$47,478	$282	$1,950	$2,232

The Bond Fund of America

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$38,912	$–	$38,912	$235,158	$60,668	$295,826
Class 1A	1,245	–	1,245	7,470	1,700	9,170
Class 2	15,821	–	15,821	98,333	27,763	126,096
Class 4	4,406	–	4,406	24,749	7,113	31,862

Total	$60,384	$–	$60,384	$365,710	$97,244	$462,954

Capital World Bond Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$–	$–	$–	$2,151	$11,752	$13,903
Class 1A	–	–	–	3	20	23
Class 2	–	–	–	2,087	13,752	15,839
Class 4	–	–	–	120	945	1,065

Total	$–	$–	$–	$4,361	$26,469	$30,830

326	American Funds Insurance Series

American High-Income Trust

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$2,483	$–	$2,483	$18,444		$–	$18,444
Class 1A	23	–	23	100		–	100
Class 2	5,913	–	5,913	42,707		–	42,707
Class 3	91	–	91	694		–	694
Class 4	872	–	872	5,827		–	5,827

Total	$9,382	$–	$9,382	$67,772		$–	$67,772

American Funds Mortgage Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$ 90	$–	$ 90	$ 15		$–	$ 15
Class 1A	9	–	9	37		–	37
Class 2	225	–	225	995		–	995
Class 4	206	–	206	746		–	746

Total	$530	$–	$530	$1,793		$–	$1,793

Ultra-Short Bond Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$ 295	$–	$ 295	$ 348		$–	$ 348
Class 1A	1	–	1	–	†	–	–	†
Class 2	1,975	–	1,975	1,570		–	1,570
Class 3	28	–	28	26		–	26
Class 4	410	–	410	293		–	293

Total	$2,709	$–	$2,709	$2,237		$–	$2,237

U.S. Government Securities Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$1,407	$–	$1,407	$10,360		$–	$10,360
Class 1A	24	–	24	153		–	153
Class 2	5,775	–	5,775	42,631		–	42,631
Class 3	34	–	34	292		–	292
Class 4	952	–	952	7,040		–	7,040

Total	$8,192	$–	$8,192	$60,476		$–	$60,476

Managed Risk Growth Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid

Class P1	$ 129	$ 2,315	$ 2,444	$ 162		$ 1,634	$ 1,796
Class P2	5,596	103,643	109,239	6,629		81,821	88,450

Total	$5,725	$105,958	$111,683	$6,791		$83,455	$90,246

American Funds Insurance Series	327

Managed Risk International Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 29	$ 127	$ 156	$ 69	$–	$ 69
Class P2	1,938	8,757	10,695	4,206	–	4,206

Total	$1,967	$8,884	$10,851	$4,275	$–	$4,275

Managed Risk Washington Mutual Investors Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 50	$ 364	$ 414	$ 127	$–	$ 127
Class P2	5,563	41,630	47,193	14,544	–	14,544

Total	$5,613	$41,994	$47,607	$14,671	$–	$14,671

Managed Risk Growth-Income Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$25,633	$230,056	$255,689	$43,232	$44,484	$87,716
Class P2	3,604	33,365	36,969	5,626	6,461	12,087

Total	$29,237	$263,421	$292,658	$48,858	$50,945	$99,803

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2023			Year ended December 31, 2022
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$ 124	$ 852	$ 976	$ 176	$ 254	$ 430
Class P2	35,159	247,531	282,690	51,616	86,918	138,534

Total	$35,283	$248,383	$283,666	$51,792	$87,172	$138,964

†Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services – The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers – CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the six months ended June 30, 2023, total investment advisory services fees waived by CRMC were $27,063,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

328	American Funds Insurance Series

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:

					For the six months ended June 30, 2023, before waiver	For the six months ended June 30, 2023, after waiver
			Net asset level
	Rates		(in billions)
Fund	Beginning with	Ending with	Up to	In excess of
Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.365%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.597
Growth Fund	.500	.275	.6	44.0	.314	.314
International Fund	.478	.430	15.0	21.0	.478	.478
New World Fund	.577	.510	15.0	15.0	.577	.507
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.234
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.365
Growth-Income Fund	.500	.217	.6	44.0	.256	.256
International Growth and Income Fund	.478	.450	15.0	15.0	.478	.468
Capital Income Builder	.357	.330	15.0	15.0	.357	.217
Asset Allocation Fund	.500	.236	.6	34.0	.267	.267
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.436
The Bond Fund of America	.352	.320	15.0	15.0	.352	.162
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.264
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.175
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.175
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services – The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

American Funds Insurance Series	329

Insurance administrative services – The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services – The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services – The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services – The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon”) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$ 472
Class 1A	$ —	$ 19	2
Class 2	4,200	Not applicable	504
Class 4	782	782	94

Total class-specific expenses	$4,982	$801	$1,072

Growth Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,207
Class 1A	$ —	$ 278	33
Class 2	19,536	Not applicable	2,344
Class 3	184	Not applicable	31
Class 4	3,363	3,363	404

Total class-specific expenses	$23,083	$3,641	$5,019

Global Small Capitalization Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$144
Class 1A	$ —	$ 6	1
Class 2	2,269	Not applicable	272
Class 4	344	344	41

Total class-specific expenses	$2,613	$350	$458

International Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$ 493
Class 1A	$ —	$ 14	2
Class 2	4,112	Not applicable	493
Class 3	15	Not applicable	3
Class 4	486	486	58

Total class-specific expenses	$4,613	$500	$1,049

330	American Funds Insurance Series

New World Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$254
Class 1A	$ –	$ 11	1
Class 2	980	Not applicable	118
Class 4	914	914	110

Total class-specific expenses	$1,894	$925	$483

Capital World Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$ 84
Class 1A	$ –	$ 8	1
Class 2	1,250	Not applicable	150
Class 4	245	245	29

Total class-specific expenses	$1,495	$253	$264

International Growth and Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$ 2
Class 1A	$ –	$ 6	1
Class 2	205	Not applicable	25
Class 4	162	162	19

Total class-specific expenses	$367	$168	$47

Asset Allocation Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,249
Class 1A	$ –	$ 33	4
Class 2	5,232	Not applicable	628
Class 3	25	Not applicable	4
Class 4	6,759	6,759	811

Total class-specific expenses	$12,016	$6,792	$3,696

Washington Mutual Investors Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$ 833
Class 1A	$ –	$ 68	8
Class 2	3,438	Not applicable	413
Class 4	1,406	1,406	169

Total class-specific expenses	$4,844	$1,474	$1,423

Growth-Income Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$3,015
Class 1A	$ –	$ 37	5
Class 2	14,753	Not applicable	1,770
Class 3	116	Not applicable	19
Class 4	2,134	2,134	256

Total class-specific expenses	$17,003	$2,171	$5,065

Capital Income Builder
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$ 89
Class 1A	$ –	$ 12	2
Class 2	17	Not applicable	2
Class 4	670	671	80

Total class-specific expenses	$687	$683	$173

American Funds Global Balanced Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$15
Class 1A	$ –	$ 3	–	*
Class 2	199	Not applicable	24
Class 4	144	144	17

Total class-specific expenses	$343	$147	$56

Refer to the end of the tables for footnote.

American Funds Insurance Series	331

The Bond Fund of America
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$ 984
Class 1A	$ –	$ 289	35
Class 2	3,576	Not applicable	429
Class 4	1,023	1,024	123

Total class-specific expenses	$4,599	$1,313	$1,571

American High-Income Trust
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$ 33
Class 1A	$ –	$ 2	–	*
Class 2	650	Not applicable	78
Class 3	8	Not applicable	1
Class 4	103	103	13

Total class-specific expenses	$761	$105	$125

Ultra-Short Bond Fund
Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$ 6
Class 1A	$ –	$ –	*	–	*
Class 2	364	Not applicable		44
Class 3	4	Not applicable		1
Class 4	93	93		11

Total class-specific expenses	$461	$93		$62

Managed Risk Growth Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$ 13
Class P2	$576	576

Total class-specific expenses	$576	$589

Capital World Bond Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$ 99
Class 1A	$ –	$ 2	–	*
Class 2	946	Not applicable	114
Class 4	66	66	8

Total class-specific expenses	$1,012	$68	$221

American Funds Mortgage Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$ 2
Class 1A	$ –	$ 2	–	*
Class 2	57	Not applicable	7
Class 4	53	53	6

Total class-specific expenses	$110	$55	$15

U.S. Government Securities Fund
Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$ 36
Class 1A	$ –	$ 5	1
Class 2	1,331	Not applicable	160
Class 3	6	Not applicable	1
Class 4	235	236	28

Total class-specific expenses	$1,572	$241	$226

Managed Risk International Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$ 2
Class P2	$155	155

Total class-specific expenses	$155	$157

Refer to the end of the tables for footnote.

332	American Funds Insurance Series

Managed Risk Washington
Mutual Investors Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$ 3
Class P2	$393	393

Total class-specific expenses	$393	$396

Managed Risk Asset Allocation Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$ 9
Class P2	$2,658	2,658

Total class-specific expenses	$2,658	$2,667

Managed Risk Growth-Income Fund
Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,310
Class P2	$335	335

Total class-specific expenses	$335	$2,645

*Amount less than one thousand.

Miscellaneous fee reimbursements – CRMC reimbursed a portion of miscellaneous fees and expenses for Managed Risk International Fund. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2023, total fees and expenses reimbursed by CRMC were $5,000. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$11		$ 2		$13
Global Small Capitalization Fund	5		1		6
Growth Fund	48		11		59
International Fund	10		2		12
New World Fund	5		1		6
Washington Mutual Investors Fund	14		3		17
Capital World Growth and Income Fund	2		1		3
Growth-Income Fund	50		11		61
International Growth and Income Fund	–	*	–	*	–	*
Capital Income Builder	2		–	*	2
Asset Allocation Fund	37		8		45
American Funds Global Balanced Fund	1		–	*	1
The Bond Fund of America	16		3		19
Capital World Bond Fund	2		1		3
American High-Income Trust	1		–	*	1
American Funds Mortgage Fund	–	*	–	*	–	*
Ultra-Short Bond Fund	1		–	*	1
U.S. Government Securities Fund	2		–	*	2
Managed Risk Growth Fund	1		–	*	1
Managed Risk International Fund	–	*	–	*	–	*
Managed Risk Washington Mutual Investors Fund	1		–	*	1
Managed Risk Growth-Income Fund	3		1		4
Managed Risk Asset Allocation Fund	3		1		4

  *Amount less than one thousand.

American Funds Insurance Series	333

Affiliated officers and trustees – Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investments in CCBF and CCF – Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds – The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of June 30, 2023 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$ 59,214	$ 69,707	$16,429
Global Small Capitalization Fund	1,236	3,834	1,924
Growth Fund	109,322	222,952	10,281
International Fund	35,987	12,314	(2,957)
New World Fund	10,148	14,118	996
Washington Mutual Investors Fund	70,151	20,752	3,909
Capital World Growth and Income Fund	10,135	10,748	1,946
Growth-Income Fund	206,323	130,803	10,151
International Growth and Income Fund	1,357	1,370	(195)
Capital Income Builder	4,548	5,851	440
Asset Allocation Fund	20,013	159,237	11,432
American Funds Global Balanced Fund	2,492	167	(11)
American High-Income Trust	–	398	270

8. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9. Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2023.

334	American Funds Insurance Series

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 96,632	2,993	$ 247,153	7,894	$(385,288)	(11,987)	$ (41,503)	(1,100)
Class 1A	1,201	37	1,234	40	(1,190)	(37)	1,245	40
Class 2	17,643	550	268,142	8,691	(248,954)	(7,774)	36,831	1,467
Class 4	40,874	1,293	51,296	1,681	(39,097)	(1,238)	53,073	1,736

Total net increase (decrease)	$156,350	4,873	$ 567,825	18,306	$(674,529)	(21,036)	$49,646	2,143

Year ended December 31, 2022
Class 1	$434,070	13,042	$ 400,617	12,733	$(553,744)	(16,845)	$ 280,943	8,930
Class 1A	2,997	91	1,758	56	(2,085)	(65)	2,670	82
Class 2	92,048	2,700	419,636	13,511	(295,933)	(9,100)	215,751	7,111
Class 4	99,092	2,978	70,552	2,294	(71,372)	(2,195)	98,272	3,077

Total net increase (decrease)	$628,207	18,811	$ 892,563	28,594	$(923,134)	(28,205)	$ 597,636	19,200

Global Small Capitalization Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 55,686	3,217	$ 12,631	720	$ (86,940)	(4,988)	$ (18,623)	(1,051)
Class 1A	557	33	62	3	(347)	(20)	272	16
Class 2	13,649	832	24,574	1,488	(114,260)	(6,970)	(76,037)	(4,650)
Class 4	14,238	872	3,676	223	(17,278)	(1,061)	636	34

Total net increase (decrease)	$ 84,130	4,954	$ 40,943	2,434	$(218,825)	(13,039)	$ (93,752)	(5,651)

Year ended December 31, 2022
Class 1	$187,481	9,235	$ 331,498	19,030	$(570,697)	(21,774)	$ (51,718)	6,491
Class 1A	989	43	1,461	85	(276)	(15)	2,174	113
Class 2	111,019	5,043	663,046	40,307	(118,512)	(6,722)	655,553	38,628
Class 4	56,480	2,653	93,892	5,707	(34,387)	(1,715)	115,985	6,645

Total net increase (decrease)	$355,969	16,974	$1,089,897	65,129	$(723,872)	(30,226)	$721,994	51,877

Refer to the end of the tables for footnotes.

American Funds Insurance Series	335

Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 640,341	7,625	$ 889,233	10,369	$(1,494,253)	(17,626)	$ 35,321	368
Class 1A	23,807	297	13,614	160	(14,810)	(174)	22,611	283
Class 2	169,552	2,039	950,077	11,225	(1,029,138)	(12,239)	90,491	1,025
Class 3	1,829	22	12,182	140	(10,963)	(128)	3,048	34
Class 4	225,195	2,740	171,186	2,076	(168,037)	(2,052)	228,344	2,764

Total net increase (decrease)	$1,060,724	12,723	$2,036,292	23,970	$(2,717,201)	(32,219)	$ 379,815	4,474

Year ended December 31, 2022
Class 1	$2,593,666	29,149	$2,228,505	26,120	$(3,051,097)	(31,275)	$1,771,074	23,994
Class 1A	133,124	1,387	27,088	320	(15,271)	(181)	144,941	1,526
Class 2	520,092	5,686	2,464,507	29,214	(1,621,163)	(17,346)	1,363,436	17,554
Class 3	1,224	14	32,371	376	(28,004)	(296)	5,591	94
Class 4	409,323	4,647	383,909	4,657	(227,877)	(2,558)	565,355	6,746

Total net increase (decrease)	$3,657,429	40,883	$5,136,380	60,687	$(4,943,412)	(51,656)	$3,850,397	49,914

International Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 53,315	3,214	$ 8,093	476	$ (250,144)	(15,093)	$(188,736)	(11,403)
Class 1A	715	43	24	1	(812)	(49)	(73)	(5)
Class 2	57,160	3,458	6,827	404	(255,506)	(15,498)	(191,519)	(11,636)
Class 3	132	8	36	2	(828)	(49)	(660)	(39)
Class 4	17,604	1,075	675	41	(30,927)	(1,916)	(12,648)	(800)

Total net increase (decrease)	$128,926	7,798	$ 15,655	924	$ (538,217)	(32,605)	$(393,636)	(23,883)

Year ended December 31, 2022
Class 1	$280,536	15,960	$ 543,821	32,473	$(1,015,741)	(51,244)	$(191,384)	(2,811)
Class 1A	2,247	127	1,679	101	(1,009)	(63)	2,917	165
Class 2	189,379	10,637	536,766	32,189	(347,301)	(20,471)	378,844	22,355
Class 3	87	5	2,627	156	(1,366)	(79)	1,348	82
Class 4	65,571	3,703	61,594	3,751	(53,681)	(3,200)	73,484	4,254

Total net increase (decrease)	$537,820	30,432	$1,146,487	68,670	$(1,419,098)	(75,057)	$ 265,209	24,045

Refer to the end of the tables for footnotes.

336	American Funds Insurance Series

New World Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 54,072	2,278	$ 4,849	199	$ (82,408)	(3,464)	$ (23,487)	(987)
Class 1A	389	17	23	1	(457)	(20)	(45)	(2)
Class 2	27,121	1,154	1,930	81	(69,244)	(2,952)	(40,193)	(1,717)
Class 4	33,498	1,432	1,536	65	(50,687)	(2,176)	(15,653)	(679)

Total net increase (decrease)	$115,080	4,881	$8,338	346	$(202,796)	(8,612)	$ (79,378)	(3,385)

Year ended December 31, 2022
Class 1	$ 91,026	3,688	$189,325	7,939	$(434,293)	(16,140)	$(153,942)	(4,513)
Class 1A	1,549	60	1,040	44	(1,769)	(76)	820	28
Class 2	72,626	2,937	88,236	3,744	(163,288)	(6,534)	(2,426)	147
Class 4	133,209	5,310	78,780	3,371	(133,462)	(5,583)	78,527	3,098

Total net increase (decrease)	$298,410	11,995	$357,381	15,098	$(732,812)	(28,333)	$ (77,021)	(1,240)

Washington Mutual Investors Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$238,374	18,555	$ 79,590	6,080	$ (314,096)	(24,276)	$ 3,868	359
Class 1A	8,432	658	267	21	(52,724)	(4,114)	(44,025)	(3,435)
Class 2	18,803	1,487	38,667	3,011	(146,618)	(11,517)	(89,148)	(7,019)
Class 4	74,214	5,918	15,926	1,254	(53,319)	(4,231)	36,821	2,941

Total net increase (decrease)	$339,823	26,618	$ 134,450	10,366	$ (566,757)	(44,138)	$ (92,484)	(7,154)

Year ended December 31, 2022
Class 1	$311,628	22,333	$1,412,614	106,476	$(1,024,832)	(69,053)	$ 699,410	59,756
Class 1A	33,907	2,321	14,025	1,066	(125,110)	(7,699)	(77,178)	(4,312)
Class 2	48,719	3,523	725,386	55,707	(414,058)	(28,659)	360,047	30,571
Class 4	238,615	16,711	258,174	20,025	(148,002)	(10,093)	348,787	26,643

Total net increase (decrease)	$632,869	44,888	$2,410,199	183,274	$(1,712,002)	(115,504)	$1,331,066	112,658

Capital World Growth and Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 41,750	3,424	$ 2,227	175	$ (82,180)	(6,630)	$ (38,203)	(3,031)
Class 1A	499	41	24	2	(402)	(34)	121	9
Class 2	5,644	454	3,708	293	(75,100)	(6,070)	(65,748)	(5,323)
Class 4	9,450	782	692	56	(11,920)	(990)	(1,778)	(152)

Total net increase (decrease)	$ 57,343	4,701	$ 6,651	526	$(169,602)	(13,724)	$(105,608)	(8,497)

Year ended December 31, 2022
Class 1	$286,528	22,239	$137,343	10,946	$(434,782)	(30,278)	$ (10,911)	2,907
Class 1A	1,618	116	1,525	122	(1,079)	(91)	2,064	147
Class 2	15,274	1,157	262,887	21,001	(144,703)	(10,617)	133,458	11,541
Class 4	25,643	1,909	48,121	3,940	(22,999)	(1,756)	50,765	4,093

Total net increase (decrease)	$329,063	25,421	$449,876	36,009	$(603,563)	(42,742)	$ 175,376	18,688

Refer to the end of the tables for footnotes.

American Funds Insurance Series	337

Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 303,715	5,812	$1,149,776	21,813	$(1,482,513)	(28,000)	$ (29,022)	(375)
Class 1A	2,065	40	1,749	33	(2,307)	(44)	1,507	29
Class 2	59,438	1,139	681,597	13,148	(724,007)	(13,879)	17,028	408
Class 3	218	4	7,285	138	(6,775)	(126)	728	16
Class 4	73,862	1,436	101,529	1,992	(85,924)	(1,675)	89,467	1,753

Total net increase (decrease)	$ 439,298	8,431	$1,941,936	37,124	$(2,301,526)	(43,724)	$ 79,708	1,831

Year ended December 31, 2022
Class 1	$2,026,623	38,323	$2,348,918	43,972	$(3,853,406)	(68,861)	$522,135	13,434
Class 1A	4,813	89	3,248	61	(3,333)	(64)	4,728	86
Class 2	119,436	2,219	1,399,821	26,589	(1,455,432)	(26,710)	63,825	2,098
Class 3	766	15	15,025	280	(15,511)	(279)	280	16
Class 4	180,173	3,342	186,543	3,596	(153,528)	(2,879)	213,188	4,059

Total net increase (decrease)	$2,331,811	43,988	$3,953,555	74,498	$(5,481,210)	(98,793)	$804,156	19,693

International Growth and Income Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 2,523	260	$ 66	7	$(1,177)	(122)	$ 1,412	145
Class 1A	618	66	22	2	(328)	(35)	312	33
Class 2	2,110	226	637	68	(15,490)	(1,665)	(12,743)	(1,371)
Class 4	11,937	1,310	485	53	(9,522)	(1,043)	2,900	320

Total net increase (decrease)	$17,188	1,862	$ 1,210	130	$(26,517)	(2,865)	$ (8,119)	(873)

Year ended December 31, 2022
Class 1	$ 2,793	220	$6,501	686	$(16,761)	(946)	$ (7,467)	(40)
Class 1A	1,041	92	2,255	244	(921)	(61)	2,375	275
Class 2	7,743	664	86,227	9,344	(24,550)	(2,262)	69,420	7,746
Class 4	23,335	2,027	59,065	6,499	(13,968)	(1,295)	68,432	7,231

Total net increase (decrease)	$34,912	3,003	$154,048	16,773	$(56,200)	(4,564)	$132,760	15,212

Refer to the end of the tables for footnotes.

338	American Funds Insurance Series

Capital Income Builder

	Sales*		Reinvestments of distributions		Repurchases*		Net increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 38,172	3,425	$ 7,491	684	$ (31,592)	(2,818)	$ 14,071	1,291
Class 1A	321	28	110	10	(422)	(38)	9	– †
Class 2	915	82	153	14	(340)	(30)	728	66
Class 4	27,757	2,498	5,419	496	(23,944)	(2,151)	9,232	843

Total net increase (decrease)	$ 67,165	6,033	$13,173	1,204	$ (56,298)	(5,037)	$ 24,040	2,200

Year ended December 31, 2022
Class 1	$177,351	15,800	$17,636	1,573	$(114,944)	(10,289)	$ 80,043	7,084
Class 1A	2,218	196	270	24	(1,259)	(111)	1,229	109
Class 2	2,390	211	355	32	(1,006)	(88)	1,739	155
Class 4	94,517	8,303	13,728	1,228	(81,854)	(7,293)	26,391	2,238

Total net increase (decrease)	$276,476	24,510	$31,989	2,857	$(199,063)	(17,781)	$109,402	9,586

Asset Allocation Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 227,612	10,078	$ 655,057	29,467	$(1,035,658)	(45,610)	$ (152,989)	(6,065)
Class 1A	1,600	71	1,165	53	(2,214)	(99)	551	25
Class 2	24,782	1,103	183,067	8,355	(272,229)	(12,182)	(64,380)	(2,724)
Class 3	321	14	1,234	56	(1,342)	(59)	213	11
Class 4	108,803	4,911	239,208	11,008	(243,293)	(10,992)	104,718	4,927

Total net increase (decrease)	$ 363,118	16,177	$1,079,731	48,939	$(1,554,736)	(68,942)	$ (111,887)	(3,826)

Year ended December 31, 2022
Class 1	$1,365,105	57,634	$2,001,507	85,450	$(2,607,782)	(108,817)	$ 758,830	34,267
Class 1A	8,603	375	2,806	121	(2,839)	(126)	8,570	370
Class 2	58,248	2,413	565,030	24,435	(581,503)	(24,252)	41,775	2,596
Class 3	126	5	3,759	160	(3,377)	(141)	508	24
Class 4	332,209	13,862	680,622	29,650	(423,984)	(17,975)	588,847	25,537

Total net increase (decrease)	$1,764,291	74,289	$3,253,724	139,816	$(3,619,485)	(151,311)	$1,398,530	62,794

Refer to the end of the tables for footnotes.

American Funds Insurance Series	339

American Funds Global Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 4,458	349	$12,105	1,044	$(10,481)	(816)	$ 6,082	577
Class 1A	47	4	328	29	(152)	(12)	223	21
Class 2	2,415	188	20,012	1,734	(11,019)	(858)	11,408	1,064
Class 4	6,882	552	15,033	1,324	(5,152)	(407)	16,763	1,469

Total net increase (decrease)	$13,802	1,093	$47,478	4,131	$(26,804)	(2,093)	$ 34,476	3,131

Year ended December 31, 2022
Class 1	$37,857	3,046	$ 570	44	$(45,473)	(3,593)	$ (7,046)	(503)
Class 1A	160	12	15	1	(857)	(63)	(682)	(50)
Class 2	3,979	308	974	74	(24,238)	(1,876)	(19,285)	(1,494)
Class 4	9,992	779	674	52	(14,316)	(1,139)	(3,650)	(308)

Total net increase (decrease)	$51,988	4,145	$ 2,233	171	$(84,884)	(6,671)	$(30,663)	(2,355)

The Bond Fund of America
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 529,426	54,980	$ 38,632	4,050	$ (394,933)	(41,114)	$ 173,125	17,916
Class 1A	29,516	3,115	1,245	131	(17,169)	(1,785)	13,592	1,461
Class 2	75,989	8,034	15,821	1,683	(112,948)	(11,909)	(21,138)	(2,192)
Class 4	91,228	9,678	4,406	471	(35,074)	(3,726)	60,560	6,423

Total net increase (decrease)	$ 726,159	75,807	$ 60,104	6,335	$ (560,124)	(58,534)	$ 226,139	23,608

Year ended December 31, 2022
Class 1	$1,045,629	102,870	$293,730	29,996	$(2,254,686)	(218,872)	$ (915,327)	(86,006)
Class 1A	222,556	22,066	9,170	944	(5,163)	(515)	226,563	22,495
Class 2	49,800	5,005	126,095	13,059	(487,579)	(48,690)	(311,684)	(30,626)
Class 4	123,107	12,517	31,861	3,314	(113,670)	(11,505)	41,298	4,326

Total net increase (decrease)	$1,441,092	142,458	$460,856	47,313	$(2,861,098)	(279,582)	$ (959,150)	(89,811)

Capital World Bond Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 21,887	2,243	$ –	–	$ (42,698)	(4,375)	$ (20,811)	(2,132)
Class 1A	46	5	–	–	(120)	(12)	(74)	(7)
Class 2	17,148	1,782	–	–	(42,047)	(4,346)	(24,899)	(2,564)
Class 4	3,613	380	–	–	(3,364)	(353)	249	27

Total net increase (decrease)	$ 42,694	4,410	$ –	–	$ (88,229)	(9,086)	$ (45,535)	(4,676)

Year ended December 31, 2022
Class 1	$ 63,069	6,354	$13,903	1,398	$(234,228)	(22,105)	$(157,256)	(14,353)
Class 1A	470	46	24	2	(371)	(38)	123	10
Class 2	32,696	3,225	15,838	1,606	(121,387)	(11,954)	(72,853)	(7,123)
Class 4	7,078	688	1,065	109	(8,255)	(838)	(112)	(41)

Total net increase (decrease)	$103,313	10,313	$30,830	3,115	$(364,241)	(34,935)	$(230,098)	(21,507)

Refer to the end of the tables for footnotes.

340	American Funds Insurance Series

American High-Income Trust

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 2,299	261	$ 2,464	282	$ (18,758)	(2,142)	$(13,995)	(1,599)
Class 1A	926	107	23	3	(66)	(7)	883	103
Class 2	6,915	807	5,913	692	(27,945)	(3,268)	(15,117)	(1,769)
Class 3	96	11	91	11	(787)	(90)	(600)	(68)
Class 4	24,881	2,614	872	92	(13,467)	(1,424)	12,286	1,282

Total net increase (decrease)	$ 35,117	3,800	$ 9,363	1,080	$ (61,023)	(6,931)	$(16,543)	(2,051)

Year ended December 31, 2022
Class 1	$ 29,406	3,042	$17,917	2,062	$ (58,971)	(6,116)	$(11,648)	(1,012)
Class 1A	362	39	100	11	(426)	(45)	36	5
Class 2	7,171	758	42,707	5,019	(98,679)	(10,782)	(48,801)	(5,005)
Class 3	432	46	695	79	(1,385)	(149)	(258)	(24)
Class 4	65,309	6,490	5,827	619	(70,275)	(6,997)	861	112

Total net increase (decrease)	$102,680	10,375	$67,246	7,790	$(229,736)	(24,089)	$(59,810)	(5,924)

American Funds Mortgage Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$15,308	1,619	$ 90	9	$ (123)	(12)	$ 15,275	1,616
Class 1A	219	23	9	1	(215)	(23)	13	1
Class 2	763	80	225	24	(3,422)	(358)	(2,434)	(254)
Class 4	5,300	560	206	22	(3,043)	(324)	2,463	258

Total net increase (decrease)	$21,590	2,282	$ 530	56	$ (6,803)	(717)	$ 15,317	1,621

Year ended December 31, 2022
Class 1	$ 784	78	$ 15	2	$(229,165)	(21,726)	$(228,366)	(21,646)
Class 1A	662	67	37	4	(1,033)	(103)	(334)	(32)
Class 2	3,214	326	995	103	(9,402)	(951)	(5,193)	(522)
Class 4	10,671	1,091	746	78	(9,016)	(920)	2,401	249

Total net increase (decrease)	$15,331	1,562	$1,793	187	$(248,616)	(23,700)	$(231,492)	(21,951)

Refer to the end of the tables for footnotes.

American Funds Insurance Series	341

Ultra-Short Bond Fund
	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 5,130	449	$ 295		26		$ (16,537)	(1,447)	$(11,112)	(972)
Class 1A	104	9	1		–	†	–	–	105	9
Class 2	27,472	2,474	1,976		178		(44,084)	(3,970)	(14,636)	(1,318)
Class 3	193	17	28		3		(345)	(31)	(124)	(11)
Class 4	11,456	1,025	410		37		(31,600)	(2,827)	(19,734)	(1,765)

Total net increase (decrease)	$ 44,355	3,974	$2,710		244		$ (92,566)	(8,275)	$(45,501)	(4,057)

Year ended December 31, 2022
Class 1	$ 33,573	2,975	$ 348		31		$ (20,904)	(1,853)	$ 13,017	1,153
Class 1A	–	–	–	†	–	†	–	–	– †	– †
Class 2	117,586	10,755	1,569		143		(68,709)	(6,275)	50,446	4,623
Class 3	735	67	26		2		(1,082)	(97)	(321)	(28)
Class 4	84,873	7,721	293		27		(51,358)	(4,671)	33,808	3,077

Total net increase (decrease)	$236,767	21,518	$2,236		203		$(142,053)	(12,896)	$ 96,950	8,825

U.S. Government Securities Fund
	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class 1	$ 29,503	2,907	$ 1,371		136		$ (23,679)	(2,329)	$ 7,195	714
Class 1A	827	82	24		3		(342)	(34)	509	51
Class 2	49,939	4,976	5,775		581		(52,782)	(5,247)	2,932	310
Class 3	48	5	34		3		(449)	(44)	(367)	(36)
Class 4	34,574	3,442	952		96		(38,543)	(3,848)	(3,017)	(310)

Total net increase (decrease)	$114,891	11,412	$ 8,156		819		$(115,795)	(11,502)	$ 7,252	729

Year ended December 31, 2022
Class 1	$ 69,422	6,446	$10,134		987		$(316,401)	(27,982)	$(236,845)	(20,549)
Class 1A	2,902	273	153		15		(3,237)	(300)	(182)	(12)
Class 2	43,941	4,115	42,631		4,200		(233,844)	(21,667)	(147,272)	(13,352)
Class 3	308	28	292		28		(2,508)	(236)	(1,908)	(180)
Class 4	67,334	6,331	7,040		695		(90,440)	(8,406)	(16,066)	(1,380)

Total net increase (decrease)	$183,907	17,193	$60,250		5,925		$(646,430)	(58,591)	$(402,273)	(35,473)

Managed Risk Growth Fund
	Sales		Reinvestments of distributions				Repurchases		Net increase

Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class P1	$ 807	67	$ 2,444		252		$ (516)	(46)	$ 2,735	273
Class P2	9,623	843	109,238		11,379		(28,214)	(2,465)	90,647	9,757

Total net increase (decrease)	$10,430	910	$111,682		11,631		$(28,730)	(2,511)	$93,382	10,030

Year ended December 31, 2022
Class P1	$1,679	122	$ 1,796		147		$ (2,034)	(134)	$ 1,441	135
Class P2	37,760	2,684	88,450		7,291		(30,630)	(2,253)	95,580	7,722

Total net increase (decrease)	$39,439	2,806	$ 90,246		7,438		$(32,664)	(2,387)	$97,021	7,857

Refer to the end of the tables for footnotes.

342	American Funds Insurance Series

Managed Risk International Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class P1	$ 80	9	$ 156	19	$ (177)	(21)	$ 59	7
Class P2	1,497	172	10,696	1,309	(8,488)	(961)	3,705	520

Total net increase (decrease)	$1,577	181	$10,852	1,328	$ (8,665)	(982)	$ 3,764	527

Year ended December 31, 2022
Class P1	$ 578	62	$ 69	8	$(323)	(37)	$324	33
Class P2	5,403	564	4,206	470	(15,947)	(1,788)	(6,338)	(754)

Total net increase (decrease)	$5,981	626	$ 4,275	478	$(16,270)	(1,825)	$(6,014)	(721)

Managed Risk Washington Mutual Investors Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class P1	$ 127	11	$ 413	43	$ (227)	(21)	$ 313	33
Class P2	6,905	627	47,193	4,890	(17,452)	(1,610)	36,646	3,907

Total net increase (decrease)	$ 7,032	638	$47,606	4,933	$(17,679)	(1,631)	$ 36,959	3,940

Year ended December 31, 2022
Class P1	$ 1,026	86	$ 127	11	$ (498)	(43)	$ 655	54
Class P2	22,662	1,947	14,544	1,281	(39,363)	(3,307)	(2,157)	(79)

Total net increase (decrease)	$23,688	2,033	$14,671	1,292	$(39,861)	(3,350)	$ (1,502)	(25)

Managed Risk Growth-Income Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class P1	$23,670	1,854	$255,689	22,312	$(115,121)	(9,229)	$164,238	14,937
Class P2	5,027	410	36,970	3,249	(18,826)	(1,512)	23,171	2,147

Total net increase (decrease)	$28,697	2,264	$292,659	25,561	$(133,947)	(10,741)	$187,409	17,084

Year ended December 31, 2022
Class P1	$49,558	3,678	$ 87,716	6,731	$(157,932)	(11,880)	$ (20,658)	(1,471)
Class P2	13,539	1,010	12,087	932	(28,848)	(2,135)	(3,222)	(193)

Total net increase (decrease)	$63,097	4,688	$ 99,803	7,663	$(186,780)	(14,015)	$(23,880)	(1,664)

Refer to the end of the tables for footnotes.

American Funds Insurance Series	343

Managed Risk Asset Allocation Fund
	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2023
Class P1	$ 492	39	$976	88	$(378)	(30)	$1,090	97
Class P2	10,095	841	282,690	26,346	(143,290)	(11,983)	149,495	15,204

Total net increase (decrease)	$10,587	880	$283,666	26,434	$(143,668)	(12,013)	$150,585	15,301

Year ended December 31, 2022
Class P1	$ 1,649	120	$430	34	$(675)	(52)	$1,404	102
Class P2	38,665	2,998	138,534	11,152	(283,108)	(22,026)	(105,909)	(7,876)

Total net increase (decrease)	$40,314	3,118	$138,964	11,186	$(283,783)	(22,078)	$(104,505)	(7,774)

*Includes exchanges between share classes of the fund.

†Amount less than one thousand.

11. Investment transactions and other disclosures

The following tables present additional information for each fund for the six months ended June 30, 2023 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund

Purchases of investment securities*	$722,619	$438,285	$4,333,756	$ 731,620	$564,624	$1,531,370

Sales of investment securities*	1,185,956	582,830	5,500,399	1,062,963	619,447	1,652,382

Non-U.S. taxes paid on dividend income	3,373	2,199	3,702	4,684	3,305	1,070

Non-U.S. taxes paid on interest income	–	–	–	–	34	–

Non-U.S. taxes paid on realized gains	1,984	2,235	–	5,287	2,304	–

Non-U.S. taxes provided on unrealized appreciation	2,794	13,200	–	22,720	11,621	–

	Capital World Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund

Purchases of investment securities*	$266,383	$4,670,716	$52,251	$688,750	$12,982,753	$134,672

Sales of investment securities*	356,948	5,580,371	65,917	636,393	14,023,991	124,310

Non-U.S. taxes paid on dividend income	1,423	4,754	468	1,229	3,870	293

Non-U.S. taxes paid on interest income	–	–	–	–	–	7

Non-U.S. taxes paid on realized gains	373	–	46	23	–	17

Non-U.S. taxes provided on unrealized appreciation	598	–	38	594	2,361	239

	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund

Purchases of investment securities*	$21,747,609	$1,239,598	$158,092	$526,173	$–	$4,650,472

Sales of investment securities*	21,122,958	1,112,382	166,108	502,920	–	4,609,267

Non-U.S. taxes paid on interest income	2	69	–	–	–	–

Non-U.S. taxes paid (refunded) on realized gains	17	(5)	–	–	–	–

Non-U.S. taxes provided on unrealized appreciation	–	116	–	–	–	–

Refer to the end of the tables for footnote.

344	American Funds Insurance Series

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Purchases of investment securities*	$128,135	$14,775	$35,997	$292,865	$178,742

Sales of investment securities*	142,623	27,578	53,100	368,547	272,742

    *Excludes short-term securities and U.S. government obligations, if any.

12. Ownership concentration

At June 30, 2023, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 18% and 17% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. In addition, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 24% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.

American Funds Insurance Series	345

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Global Growth Fund

Class 1:
6/30/2023[4,5]	$30.18	$.23	$4.34	$4.57	$(.09)	$(2.55)	$(2.64)	$32.11	15.37%[6]	$3,267	.52%[7]		.41%[7]		1.45%[7]
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31)	(3.97)	(4.28)	30.18	(24.54)	3,104	.53		.46		1.01
12/31/2021	41.16	.25	6.48	6.73	(.26)	(2.17)	(2.43)	45.46	16.72	4,270	.55		.54		.56
12/31/2020	32.57	.20	9.56	9.76	(.21)	(.96)	(1.17)	41.16	30.79	3,309	.56		.56		.59
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515	.56		.56		1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942	.55		.55		.98

Class 1A:
6/30/2023[4,5]	30.04	.20	4.31	4.51	(.08)	(2.55)	(2.63)	31.92	15.22 [6]	17	.77	[7]	.66	[7]	1.22	[7]
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22)	(3.97)	(4.19)	30.04	(24.73)	14	.78		.71		.78
12/31/2021	41.02	.14	6.46	6.60	(.17)	(2.17)	(2.34)	45.28	16.45	18	.80		.79		.33
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12	.81		.81		.34
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8	.81		.81		.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5	.80		.80		.77

Class 2:
6/30/2023[4,5]	29.79	.19	4.29	4.48	(.08)	(2.55)	(2.63)	31.64	15.25 [6]	3,480	.77	[7]	.66	[7]	1.21	[7]
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22)	(3.97)	(4.19)	29.79	(24.74)	3,234	.78		.71		.76
12/31/2021	40.72	.13	6.41	6.54	(.15)	(2.17)	(2.32)	44.94	16.42	4,559	.80		.80		.30
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387	.81		.81		.34
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895	.81		.81		.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306	.80		.80		.73

Class 4:
6/30/2023[4,5]	29.51	.15	4.24	4.39	(.07)	(2.55)	(2.62)	31.28	15.09 [6]	673	1.02	[7]	.91	[7]	.97	[7]
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14)	(3.97)	(4.11)	29.51	(24.92)	584	1.03		.96		.52
12/31/2021	40.45	.03	6.35	6.38	(.09)	(2.17)	(2.26)	44.57	16.14	744	1.05		1.04		.07
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533	1.06		1.06		.09
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382	1.06		1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249	1.05		1.05		.47

Refer to the end of the tables for footnotes.

346	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]

Global Small Capitalization Fund

Class 1:
6/30/2023[4,5]	$16.22	$.07	$1.80	$1.87	$(.02)	$(.21)	$(.23)	$17.86	11.56%[6]	$989		.70%[7]		.65%[7]		.82%[7]
12/31/2022	34.17	.05	(9.50)	(9.45)	–	(8.50)	(8.50)	16.22	(29.37)	916		.72		.69		.24
12/31/2021	32.64	(.02)	2.32	2.30	–	(.77)	(.77)	34.17	6.98	1,707		.74		.74		(.07)
12/31/2020	26.80	(.01)	7.49	7.48	(.05)	(1.59)	(1.64)	32.64	30.04	2,391		.75		.75		(.06)
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050		.75		.75		.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453		.73		.73		.42

Class 1A:
6/30/2023[4,5]	16.00	.05	1.77	1.82	(.01)	(.21)	(.22)	17.60	11.43 [6]	5		.94	[7]	.89	[7]	.58 [7]
12/31/2022	33.93	– [8]	(9.43)	(9.43)	–	(8.50)	(8.50)	16.00	(29.54)	4		.97		.94		– [9]
12/31/2021	32.49	(.07)	2.28	2.21	–	(.77)	(.77)	33.93	6.73	5		.99		.99		(.21)
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1		.99		.99		(.33)
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1		.99		.99		.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	–	[10]	.98		.98		.21

Class 2:
6/30/2023[4,5]	15.30	.05	1.69	1.74	(.01)	(.21)	(.22)	16.82	11.42 [6]	1,859		.95	[7]	.90	[7]	.56 [7]
12/31/2022	32.94	– [8]	(9.14)	(9.14)	–	(8.50)	(8.50)	15.30	(29.55)	1,762		.97		.94		– [9]
12/31/2021	31.56	(.10)	2.25	2.15	–	(.77)	(.77)	32.94	6.74	2,521		.99		.99		(.30)
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653		1.00		1.00		(.31)
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056		.98		.98		.17

Class 4:
6/30/2023[4,5]	15.28	.03	1.68	1.71	– [8]	(.21)	(.21)	16.78	11.20 [6]	287		1.20	[7]	1.15	[7]	.32 [7]
12/31/2022	32.96	(.05)	(9.13)	(9.18)	–	(8.50)	(8.50)	15.28	(29.69)	261		1.22		1.19		(.25)
12/31/2021	31.67	(.18)	2.24	2.06	–	(.77)	(.77)	32.96	6.43	344		1.24		1.24		(.53)
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268		1.25		1.25		(.56)
12/31/2019	21.28	(.01)	6.47	6.46	– [8]	(1.58)	(1.58)	26.16	31.24	206		1.25		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		1.24		(.08)

Refer to the end of the tables for footnotes.

American Funds Insurance Series	347

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
6/30/2023[4,5]	$76.29	$.28	$18.55	$18.83	$(.17)	$(5.04)	$(5.21)	$89.91	25.02%[6]	$16,132	.35%[7]		.67%[7]
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53)	(14.31)	(14.84)	76.29	(29.75)	13,660	.35		.64
12/31/2021	120.22	.46	24.29	24.75	(.58)	(16.81)	(17.39)	127.58	22.30	19,783	.34		.37
12/31/2020	81.22	.43	41.28	41.71	(.53)	(2.18)	(2.71)	120.22	52.45	15,644	.35		.46
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841	.35		1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474	.34		.81

Class 1A:
6/30/2023[4,5]	75.61	.18	18.36	18.54	(.14)	(5.04)	(5.18)	88.97	24.86 [6]	246	.60	[7]	.43	[7]
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38)	(14.31)	(14.69)	75.61	(29.93)	187	.60		.45
12/31/2021	119.59	.16	24.11	24.27	(.35)	(16.81)	(17.16)	126.70	21.97	121	.59		.13
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60	.60		.21
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18	.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10	.59		.60

Class 2:
6/30/2023[4,5]	75.41	.18	18.31	18.49	(.14)	(5.04)	(5.18)	88.72	24.87 [6]	17,095	.60	[7]	.43	[7]
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29)	(14.31)	(14.60)	75.41	(29.94)	14,452	.60		.38
12/31/2021	119.18	.15	24.03	24.18	(.27)	(16.81)	(17.08)	126.28	21.97	21,986	.59		.12
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594	.60		.21
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885	.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701	.59		.55

Class 3:
6/30/2023[4,5]	77.09	.21	18.74	18.95	(.15)	(5.04)	(5.19)	90.85	24.91 [6]	224	.53	[7]	.50	[7]
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35)	(14.31)	(14.66)	77.09	(29.89)	188	.53		.45
12/31/2021	121.13	.24	24.47	24.71	(.35)	(16.81)	(17.16)	128.68	22.07	302	.52		.19
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279	.53		.28
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213	.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187	.52		.62

Class 4:
6/30/2023[4,5]	73.64	.07	17.88	17.95	(.11)	(5.04)	(5.15)	86.44	24.72 [6]	3,067	.85	[7]	.18	[7]
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09)	(14.31)	(14.40)	73.64	(30.11)	2,409	.85		.14
12/31/2021	117.24	(.15)	23.59	23.44	(.08)	(16.81)	(16.89)	123.79	21.69	3,214	.84		(.13)
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347	.85		(.04)
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513	.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076	.84		.31

Refer to the end of the tables for footnotes.

348	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

International Fund

Class 1:
6/30/2023[4,5]	$15.31	$.13	$1.78	$1.91	$(.04)	$–	$(.04)	$17.18	12.49%[6]	$3,347	.53%[7]		1.60%[7]
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34)	(2.60)	(2.94)	15.31	(20.57)	3,157	.54		1.95
12/31/2021	23.64	.38	(.67)	(.29)	(.65)	–	(.65)	22.70	(1.23)	4,747	.55		1.57
12/31/2020	20.86	.14	2.82	2.96	(.18)	–	(.18)	23.64	14.28	5,652	.55		.71
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353	.54		1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811	.53		1.62

Class 1A:
6/30/2023[4,5]	15.23	.11	1.77	1.88	(.04)	–	(.04)	17.07	12.38 [6]	11	.78	[7]	1.36	[7]
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30)	(2.60)	(2.90)	15.23	(20.80)	10	.79		1.73
12/31/2021	23.55	.33	(.67)	(.34)	(.60)	–	(.60)	22.61	(1.47)	12	.80		1.39
12/31/2020	20.80	.08	2.81	2.89	(.14)	–	(.14)	23.55	13.96	10	.80		.43
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7	.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5	.78		1.32

Class 2:
6/30/2023[4,5]	15.23	.11	1.77	1.88	(.03)	–	(.03)	17.08	12.38 [6]	3,349	.78	[7]	1.35	[7]
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30)	(2.60)	(2.90)	15.23	(20.79)	3,164	.79		1.71
12/31/2021	23.54	.33	(.68)	(.35)	(.59)	–	(.59)	22.60	(1.49)	4,190	.80		1.35
12/31/2020	20.78	.09	2.80	2.89	(.13)	–	(.13)	23.54	13.97	4,481	.80		.46
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311	.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875	.78		1.40

Class 3:
6/30/2023[4,5]	15.35	.12	1.79	1.91	(.04)	–	(.04)	17.22	12.42 [6]	17	.71	[7]	1.42	[7]
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31)	(2.60)	(2.91)	15.35	(20.76)	16	.72		1.78
12/31/2021	23.69	.34	(.67)	(.33)	(.60)	–	(.60)	22.76	(1.39)	21	.73		1.41
12/31/2020	20.92	.10	2.81	2.91	(.14)	–	(.14)	23.69	14.00	25	.73		.53
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25	.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24	.71		1.48

Class 4:
6/30/2023[4,5]	14.99	.09	1.74	1.83	(.03)	–	(.03)	16.79	12.27 [6]	404	1.03	[7]	1.10	[7]
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26)	(2.60)	(2.86)	14.99	(21.02)	373	1.04		1.47
12/31/2021	23.25	.27	(.67)	(.40)	(.54)	–	(.54)	22.31	(1.71)	459	1.05		1.13
12/31/2020	20.54	.04	2.76	2.80	(.09)	–	(.09)	23.25	13.66	423	1.05		.21
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13

Refer to the end of the tables for footnotes.

American Funds Insurance Series	349

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

New World Fund

Class 1:
6/30/2023[4,5]	$22.30	$.24	$2.43	$2.67	$(.07)	$–	$(.07)	$24.90	11.97%[6]	$1,774	.64%[7]		.57%[7]		2.01%[7]
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39)	(2.34)	(2.73)	22.30	(21.86)	1,610	.68		.57		1.48
12/31/2021	31.59	.29	1.38	1.67	(.36)	(1.07)	(1.43)	31.83	5.16	2,443	.74		.56		.88
12/31/2020	25.84	.15	5.93	6.08	(.06)	(.27)	(.33)	31.59	23.89	2,309	.76		.64		.58
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129	.76		.76		1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702	.77		.77		1.11

Class 1A:
6/30/2023[4,5]	22.19	.21	2.42	2.63	(.06)	–	(.06)	24.76	11.85 [6]	10	.89	[7]	.82	[7]	1.76	[7]
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32)	(2.34)	(2.66)	22.19	(22.09)	9	.93		.82		1.24
12/31/2021	31.43	.17	1.41	1.58	(.24)	(1.07)	(1.31)	31.70	4.90	12	.99		.81		.54
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01		.87		.26
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		1.02		.91

Class 2:
6/30/2023[4,5]	22.02	.20	2.41	2.61	(.06)	–	(.06)	24.57	11.85 [6]	810	.89	[7]	.82	[7]	1.75	[7]
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32)	(2.34)	(2.66)	22.02	(22.10)	764	.93		.82		1.24
12/31/2021	31.25	.20	1.38	1.58	(.28)	(1.07)	(1.35)	31.48	4.92	1,086	.99		.81		.63
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01		.89		.34
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		1.02		.85

Class 4:
6/30/2023[4,5]	21.84	.17	2.39	2.56	(.05)	–	(.05)	24.35	11.72 [6]	765	1.14	[7]	1.07	[7]	1.51	[7]
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27)	(2.34)	(2.61)	21.84	(22.25)	701	1.18		1.07		.99
12/31/2021	31.04	.12	1.36	1.48	(.21)	(1.07)	(1.28)	31.24	4.63	906	1.24		1.06		.38
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26		1.14		.08
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		1.27		.61
Refer to the end of the tables for footnotes.

350	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Washington Mutual Investors Fund

Class 1:
6/30/2023[4,5]	$12.69	$.14	$.85	$.99	$(.06)	$(.12)	$(.18)	$13.50	7.89%[6]	$5,860	.41%[7]		.27%[7]		2.15%[7]
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30)	(3.72)	(4.02)	12.69	(8.28)	5,507	.41		.26		2.13
12/31/2021	14.35	.29	3.73	4.02	(.28)	–	(.28)	18.09	28.12	6,766	.42		.31		1.79
12/31/2020	13.56	.25	.95	1.20	(.26)	(.15)	(.41)	14.35	9.04	5,684	.43		.43		2.00
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559	.42		.42		2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810	.41		.41		2.13

Class 1A:
6/30/2023[4,5]	12.61	.11	.86	.97	(.05)	(.12)	(.17)	13.41	7.71 [6]	22	.66	[7]	.52	[7]	1.77	[7]
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23)	(3.72)	(3.95)	12.61	(8.45)	64	.66		.51		1.76
12/31/2021	14.28	.27	3.67	3.94	(.26)	–	(.26)	17.96	27.70	169	.67		.53		1.62
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25	.67		.67		1.78
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9	.67		.67		2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3	.66		.66		1.84

Class 2:
6/30/2023[4,5]	12.46	.12	.83	.95	(.06)	(.12)	(.18)	13.23	7.67 [6]	2,854	.66	[7]	.52	[7]	1.89	[7]
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26)	(3.72)	(3.98)	12.46	(8.45)	2,775	.66		.51		1.88
12/31/2021	14.15	.25	3.67	3.92	(.24)	–	(.24)	17.83	27.78	3,426	.67		.56		1.54
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082	.68		.68		1.75
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093	.67		.67		2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850	.66		.66		1.88

Class 4:
6/30/2023[4,5]	12.34	.10	.82	.92	(.05)	(.12)	(.17)	13.09	7.54 [6]	1,203	.91	[7]	.77	[7]	1.65	[7]
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24)	(3.72)	(3.96)	12.34	(8.69)	1,098	.91		.77		1.64
12/31/2021	14.06	.21	3.65	3.86	(.21)	–	(.21)	17.71	27.51	1,104	.92		.81		1.30
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788	.93		.93		1.51
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621	.92		.92		1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368	.91		.91		1.62

Refer to the end of the tables for footnotes.

American Funds Insurance Series	351

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Capital World Growth and Income Fund

Class 1:
6/30/2023[4,5]	$11.67	$.15	$1.31	$1.46	$(.05)	$–	$(.05)	$13.08	12.54%[6]	$575	.52%[7]		.41%[7]		2.38%[7]
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34)	(3.45)	(3.79)	11.67	(17.13)	548	.57		.41		2.36
12/31/2021	16.67	.38	2.10	2.48	(.33)	(.40)	(.73)	18.42	15.03	812	.63		.47		2.14
12/31/2020	15.92	.22	1.14	1.36	(.23)	(.38)	(.61)	16.67	9.03	657	.66		.66		1.49
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625	.65		.65		2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492	.63		.63		1.94

Class 1A:
6/30/2023[4,5]	11.61	.13	1.31	1.44	(.05)	–	(.05)	13.00	12.39 [6]	6	.77	[7]	.66	[7]	2.15	[7]
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31)	(3.45)	(3.76)	11.61	(17.29)	6	.82		.66		2.13
12/31/2021	16.62	.37	2.06	2.43	(.31)	(.40)	(.71)	18.34	14.71	7	.88		.70		2.08
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2	.90		.90		1.23
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2	.90		.90		1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1	.88		.88		1.74

Class 2:
6/30/2023[4,5]	11.64	.13	1.32	1.45	(.05)	–	(.05)	13.04	12.44 [6]	1,032	.77	[7]	.66	[7]	2.13	[7]
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31)	(3.45)	(3.76)	11.64	(17.33)	983	.82		.66		2.11
12/31/2021	16.63	.33	2.11	2.44	(.29)	(.40)	(.69)	18.38	14.78	1,340	.88		.73		1.85
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349	.91		.91		1.23
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366	.90		.90		1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228	.88		.88		1.70

Class 4:
6/30/2023[4,5]	11.35	.11	1.28	1.39	(.04)	–	(.04)	12.70	12.28 [6]	209	1.02	[7]	.91	[7]	1.89	[7]
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28)	(3.45)	(3.73)	11.35	(17.57)	188	1.07		.91		1.86
12/31/2021	16.35	.29	2.06	2.35	(.26)	(.40)	(.66)	18.04	14.46	225	1.13		.97		1.65
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166	1.16		1.16		.97
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145	1.15		1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95	1.13		1.13		1.43

Refer to the end of the tables for footnotes.

352	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

Growth-Income Fund

Class 1:
6/30/2023[4,5]	$50.21	$.44	$6.91	$7.35	$(.20)	$(2.89)	$(3.09)	$54.47	14.84%[6]	$21,340	.29%[7]		1.66%[7]
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83)	(5.66)	(6.49)	50.21	(16.28)	19,692	.29		1.54
12/31/2021	55.38	.79	12.64	13.43	(.86)	(.60)	(1.46)	67.35	24.42	25,507	.29		1.28
12/31/2020	50.71	.75	6.02	6.77	(.80)	(1.30)	(2.10)	55.38	13.81	22,903	.29		1.52
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057	.29		2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783	.28		1.65

Class 1A:
6/30/2023[4,5]	49.93	.37	6.86	7.23	(.18)	(2.89)	(3.07)	54.09	14.68 [6]	32	.54	[7]	1.42	[7]
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70)	(5.66)	(6.36)	49.93	(16.48)	28	.54		1.30
12/31/2021	55.16	.65	12.55	13.20	(.74)	(.60)	(1.34)	67.02	24.08	32	.53		1.04
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16	.54		1.28
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11	.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7	.53		1.43

Class 2:
6/30/2023[4,5]	49.46	.37	6.79	7.16	(.17)	(2.89)	(3.06)	53.56	14.70 [6]	12,482	.54	[7]	1.41	[7]
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69)	(5.66)	(6.35)	49.46	(16.50)	11,508	.54		1.29
12/31/2021	54.66	.63	12.45	13.08	(.70)	(.60)	(1.30)	66.44	24.10	15,319	.54		1.03
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012	.54		1.27
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586	.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035	.53		1.40

Class 3:
6/30/2023[4,5]	50.33	.39	6.92	7.31	(.18)	(2.89)	(3.07)	54.57	14.74 [6]	136	.47	[7]	1.48	[7]
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73)	(5.66)	(6.39)	50.33	(16.43)	125	.47		1.36
12/31/2021	55.49	.68	12.65	13.33	(.74)	(.60)	(1.34)	67.48	24.18	166	.47		1.10
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154	.47		1.34
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156	.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140	.46		1.47

Class 4:
6/30/2023[4,5]	48.72	.30	6.69	6.99	(.16)	(2.89)	(3.05)	52.66	14.55 [6]	1,854	.79	[7]	1.16	[7]
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57)	(5.66)	(6.23)	48.72	(16.70)	1,630	.79		1.05
12/31/2021	53.99	.48	12.28	12.76	(.58)	(.60)	(1.18)	65.57	23.80	1,928	.79		.79
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407	.79		1.02
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216	.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899	.78		1.15

Refer to the end of the tables for footnotes.

American Funds Insurance Series	353

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

International Growth and Income Fund

Class 1:
6/30/2023[4,5]	$8.94	$.17	$.75	$.92	$(.04)	$–	$(.04)	$9.82	10.31%[6]	$16	.55%[7]		.54%[7]		3.48%[7]
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28)	(7.70)	(7.98)	8.94	(15.00)	13	.64		.54		3.29
12/31/2021	19.01	.54	.53	1.07	(.46)	–	(.46)	19.62	5.64	30	.67		.67		2.70
12/31/2020	18.18	.27	.85	1.12	(.29)	–	(.29)	19.01	6.24	1,120	.68		.68		1.70
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140	.66		.66		2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	–	(.43)	15.35	(11.00)	1,034	.65		.65		2.62

Class 1A:
6/30/2023[4,5]	8.70	.15	.74	.89	(.04)	–	(.04)	9.55	10.21 [6]	6	.80	[7]	.79	[7]	3.18	[7]
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29)	(7.70)	(7.99)	8.70	(15.31)	5	.88		.79		3.15
12/31/2021	18.97	.50	.52	1.02	(.60)	–	(.60)	19.39	5.39	6	.94		.92		2.50
12/31/2020	18.15	.22	.85	1.07	(.25)	–	(.25)	18.97	5.98	3	.93		.93		1.38
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2	.91		.91		2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	–	(.39)	15.33	(11.24)	2	.90		.90		2.35

Class 2:
6/30/2023[4,5]	8.70	.14	.75	.89	(.04)	–	(.04)	9.55	10.20 [6]	165	.80	[7]	.79	[7]	3.13	[7]
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29)	(7.70)	(7.99)	8.70	(15.25)	162	.88		.78		3.24
12/31/2021	18.95	.48	.53	1.01	(.58)	–	(.58)	19.38	5.37	211	.93		.92		2.44
12/31/2020	18.12	.23	.85	1.08	(.25)	–	(.25)	18.95	6.01	221	.93		.93		1.43
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257	.91		.91		2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	–	(.39)	15.30	(11.23)	230	.90		.90		2.38

Class 4:
6/30/2023[4,5]	8.56	.13	.73	.86	(.03)	–	(.03)	9.39	10.10 [6]	135	1.05	[7]	1.04	[7]	2.91	[7]
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26)	(7.70)	(7.96)	8.56	(15.52)	121	1.13		1.04		3.01
12/31/2021	18.82	.44	.51	.95	(.54)	–	(.54)	19.23	5.09	132	1.18		1.17		2.21
12/31/2020	18.01	.19	.83	1.02	(.21)	–	(.21)	18.82	5.73	112	1.18		1.18		1.19
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16		1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	–	(.36)	15.22	(11.46)	71	1.15		1.15		2.10

Refer to the end of the tables for footnotes.

354	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Capital Income Builder

Class 1:
6/30/2023[4,5]	$10.99	$.22	$.18	$.40	$(.14)	$–	$(.14)	$11.25	3.67%[6]	$615	.40%[7]		.26%[7]		3.98%[7]
12/31/2022	12.17	.37	(1.21)	(.84)	(.34)	–	(.34)	10.99	(6.90)	586	.44		.26		3.31
12/31/2021	10.87	.37	1.28	1.65	(.35)	–	(.35)	12.17	15.31	563	.53		.27		3.19
12/31/2020	10.73	.31	.15	.46	(.32)	–	(.32)	10.87	4.64	621	.53		.35		3.07
12/31/2019	9.37	.32	1.36	1.68	(.32)	–	(.32)	10.73	18.16	533	.53		.53		3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317	.54		.54		3.08

Class 1A:
6/30/2023[4,5]	10.98	.21	.18	.39	(.13)	–	(.13)	11.24	3.54 [6]	10	.65	[7]	.51	[7]	3.72	[7]
12/31/2022	12.15	.34	(1.19)	(.85)	(.32)	–	(.32)	10.98	(7.06)	10	.69		.52		3.06
12/31/2021	10.86	.34	1.27	1.61	(.32)	–	(.32)	12.15	14.95	10	.78		.52		2.94
12/31/2020	10.72	.28	.16	.44	(.30)	–	(.30)	10.86	4.38	6	.78		.60		2.81
12/31/2019	9.36	.29	1.37	1.66	(.30)	–	(.30)	10.72	17.90	6	.78		.78		2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2	.79		.79		2.82

Class 2:
6/30/2023[4,5]	10.98	.21	.18	.39	(.13)	–	(.13)	11.24	3.55 [6]	14	.65	[7]	.51	[7]	3.74	[7]
12/31/2022	12.16	.34	(1.20)	(.86)	(.32)	–	(.32)	10.98	(7.13)	13	.69		.51		3.06
12/31/2021	10.87	.34	1.27	1.61	(.32)	–	(.32)	12.16	14.94	13	.78		.52		2.93
12/31/2020	10.72	.29	.16	.45	(.30)	–	(.30)	10.87	4.48	8	.78		.60		2.83
12/31/2019	9.36	.30	1.35	1.65	(.29)	–	(.29)	10.72	17.89	6	.78		.78		2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4	.79		.79		2.83

Class 4:
6/30/2023[4,5]	10.96	.19	.19	.38	(.11)	–	(.11)	11.23	3.51 [6]	552	.90	[7]	.76	[7]	3.48	[7]
12/31/2022	12.14	.31	(1.20)	(.89)	(.29)	–	(.29)	10.96	(7.37)	530	.94		.76		2.81
12/31/2021	10.85	.31	1.27	1.58	(.29)	–	(.29)	12.14	14.68	559	1.03		.77		2.69
12/31/2020	10.71	.26	.15	.41	(.27)	–	(.27)	10.85	4.11	462	1.03		.85		2.55
12/31/2019	9.35	.27	1.36	1.63	(.27)	–	(.27)	10.71	17.62	454	1.03		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352	1.04		1.04		2.58

Refer to the end of the tables for footnotes.

American Funds Insurance Series	355

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

Asset Allocation Fund

Class 1:
6/30/2023[4,5]	$22.20	$.26	$1.29	$1.55	$(.12)	$(.89)	$(1.01)	$22.74	7.07%[6]	$15,366	.30%[7]		2.36%[7]
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51)	(2.65)	(3.16)	22.20	(13.19)	15,138	.30		2.15
12/31/2021	26.50	.48	3.54	4.02	(.50)	(.94)	(1.44)	29.08	15.40	18,836	.30		1.71
12/31/2020	24.05	.43	2.59	3.02	(.46)	(.11)	(.57)	26.50	12.71	19,238	.30		1.80
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730	.29		2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627	.28		2.04

Class 1A:
6/30/2023[4,5]	22.10	.24	1.27	1.51	(.11)	(.89)	(1.00)	22.61	6.97 [6]	28	.55	[7]	2.10	[7]
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46)	(2.65)	(3.11)	22.10	(13.43)	27	.55		1.95
12/31/2021	26.42	.42	3.52	3.94	(.45)	(.94)	(1.39)	28.97	15.13	24	.55		1.49
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14	.55		1.56
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11	.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7	.53		1.82

Class 2:
6/30/2023[4,5]	21.91	.23	1.26	1.49	(.11)	(.89)	(1.00)	22.40	6.89 [6]	4,262	.55	[7]	2.11	[7]
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45)	(2.65)	(3.10)	21.91	(13.41)	4,228	.55		1.90
12/31/2021	26.21	.41	3.49	3.90	(.43)	(.94)	(1.37)	28.74	15.10	5,473	.55		1.46
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242	.55		1.55
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154	.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668	.53		1.78

Class 3:
6/30/2023[4,5]	22.23	.25	1.28	1.53	(.11)	(.89)	(1.00)	22.76	6.99 [6]	29	.48	[7]	2.18	[7]
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47)	(2.65)	(3.12)	22.23	(13.37)	28	.48		1.97
12/31/2021	26.53	.43	3.55	3.98	(.45)	(.94)	(1.39)	29.12	15.22	36	.48		1.53
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33	.48		1.62
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32	.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29	.46		1.85

Class 4:
6/30/2023[4,5]	21.75	.20	1.25	1.45	(.10)	(.89)	(.99)	22.21	6.81 [6]	5,605	.80	[7]	1.86	[7]
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39)	(2.65)	(3.04)	21.75	(13.66)	5,380	.80		1.66
12/31/2021	26.06	.34	3.47	3.81	(.37)	(.94)	(1.31)	28.56	14.84	6,337	.80		1.22
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131	.80		1.30
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493	.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594	.78		1.54

Refer to the end of the tables for footnotes.

356	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

American Funds Global Balanced Fund

Class 1:
6/30/2023[4,5]	$12.55	$.19	$.75	$.94	$(.10)	$(1.57)	$(1.67)	$11.82	7.74%[6]	$98	.51%[7]		.50%[7]		2.91%[7]
12/31/2022	14.73	.26	(2.37)	(2.11)	–	(.07)	(.07)	12.55	(14.33)	96	.59		.58		1.99
12/31/2021	14.19	.18	1.37	1.55	(.19)	(.82)	(1.01)	14.73	11.05	120	.73		.73		1.24
12/31/2020	13.51	.17	1.24	1.41	(.19)	(.54)	(.73)	14.19	10.53	139	.72		.72		1.29
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134	.72		.72		1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110	.72		.72		1.82

Class 1A:
6/30/2023[4,5]	12.49	.17	.75	.92	(.09)	(1.57)	(1.66)	11.75	7.65 [6]	2	.76	[7]	.75	[7]	2.67	[7]
12/31/2022	14.70	.22	(2.36)	(2.14)	–	(.07)	(.07)	12.49	(14.56)	3	.84		.84		1.71
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.83	4	.98		.98		1.02
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3	.97		.97		1.03
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2	.97		.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2	.98		.98		1.44

Class 2:
6/30/2023[4,5]	12.49	.17	.75	.92	(.09)	(1.57)	(1.66)	11.75	7.64 [6]	161	.76	[7]	.75	[7]	2.67	[7]
12/31/2022	14.70	.22	(2.36)	(2.14)	–	(.07)	(.07)	12.49	(14.56)	158	.84		.83		1.73
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.79	208	.98		.98		1.01
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208	.97		.97		1.03
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207	.97		.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185	.97		.97		1.57

Class 4:
6/30/2023[4,5]	12.32	.15	.75	.90	(.09)	(1.57)	(1.66)	11.56	7.55 [6]	121	1.01	[7]	1.00	[7]	2.43	[7]
12/31/2022	14.53	.19	(2.33)	(2.14)	–	(.07)	(.07)	12.32	(14.73)	111	1.09		1.08		1.49
12/31/2021	14.02	.11	1.34	1.45	(.12)	(.82)	(.94)	14.53	10.46	135	1.23		1.23		.77
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105	1.22		1.22		.78
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94	1.22		1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69	1.22		1.22		1.34

Refer to the end of the tables for footnotes.

American Funds Insurance Series	357

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

The Bond Fund of America

Class 1:
6/30/2023[4,5]	$9.41	$.18	$(.03)	$.15	$(.06)	$–	$(.06)	$9.50	1.55%[6]	$6,603	.39%[7]		.20%[7]		3.85%[7]
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32)	(.12)	(.44)	9.41	(12.26)	6,370	.39		.20		3.09
12/31/2021	11.89	.21	(.23)	(.02)	(.19)	(.47)	(.66)	11.21	(.14)	8,555	.39		.26		1.84
12/31/2020	11.17	.23	.87	1.10	(.27)	(.11)	(.38)	11.89	9.96	6,844	.40		.40		2.00
12/31/2019	10.47	.30	.71	1.01	(.31)	–	(.31)	11.17	9.70	6,481	.39		.39		2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962	.38		.38		2.70

Class 1A:
6/30/2023[4,5]	9.35	.17	(.04)	.13	(.05)	–	(.05)	9.43	1.42 [6]	236	.64	[7]	.45	[7]	3.60	[7]
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31)	(.12)	(.43)	9.35	(12.49)	220	.64		.45		3.15
12/31/2021	11.84	.18	(.23)	(.05)	(.16)	(.47)	(.63)	11.16	(.36)	12	.64		.51		1.59
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9	.65		.65		1.74
12/31/2019	10.45	.27	.71	.98	(.30)	–	(.30)	11.13	9.36	7	.64		.64		2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3	.63		.63		2.50

Class 2:
6/30/2023[4,5]	9.27	.17	(.03)	.14	(.05)	–	(.05)	9.36	1.53 [6]	2,848	.64	[7]	.45	[7]	3.59	[7]
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29)	(.12)	(.41)	9.27	(12.58)	2,844	.64		.45		2.84
12/31/2021	11.73	.18	(.22)	(.04)	(.16)	(.47)	(.63)	11.06	(.31)	3,729	.64		.52		1.57
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840	.65		.65		1.75
12/31/2019	10.34	.27	.70	.97	(.29)	–	(.29)	11.02	9.36	3,561	.64		.64		2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524	.63		.63		2.45

Class 4:
6/30/2023[4,5]	9.23	.16	(.03)	.13	(.05)	–	(.05)	9.31	1.40 [6]	853	.89	[7]	.70	[7]	3.35	[7]
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27)	(.12)	(.39)	9.23	(12.75)	787	.89		.70		2.61
12/31/2021	11.69	.15	(.22)	(.07)	(.14)	(.47)	(.61)	11.01	(.59)	891	.89		.76		1.34
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714	.90		.90		1.48
12/31/2019	10.33	.24	.70	.94	(.27)	–	(.27)	11.00	9.08	502	.89		.89		2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366	.88		.88		2.22

Refer to the end of the tables for footnotes.

358	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

Capital World Bond Fund

Class 1:
6/30/2023[4,5]	$9.55	$.15	$– [8]	$.15	$–	$–	$–	$9.70	1.57%[6]	$653	.48%[7]		.48%[7]		3.11%[7]
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03)	(.16)	(.19)	9.55	(17.43)	663	.51		.48		2.43
12/31/2021	12.94	.25	(.85)	(.60)	(.24)	(.31)	(.55)	11.79	(4.73)	988	.60		.50		2.06
12/31/2020	12.12	.26	.95	1.21	(.18)	(.21)	(.39)	12.94	10.17	1,219	.59		.52		2.08
12/31/2019	11.42	.31	.61	.92	(.22)	–	(.22)	12.12	8.08	1,077	.58		.58		2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015	.57		.57		2.56

Class 1A:
6/30/2023[4,5]	9.50	.14	– [8]	.14	–	–	–	9.64	1.47 [6]	1	.72	[7]	.72	[7]	2.86	[7]
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02)	(.16)	(.18)	9.50	(17.69)	1	.76		.73		2.19
12/31/2021	12.91	.23	(.85)	(.62)	(.22)	(.31)	(.53)	11.76	(4.88)	1	.85		.75		1.85
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1	.83		.76		1.83
12/31/2019	11.41	.28	.60	.88	(.19)	–	(.19)	12.10	7.75	1	.83		.83		2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1	.82		.82		2.36

Class 2:
6/30/2023[4,5]	9.45	.14	— [8]	.14	–	–	–	9.59	1.48 [6]	751	.73	[7]	.73	[7]	2.86	[7]
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02)	(.16)	(.18)	9.45	(17.70)	765	.76		.73		2.18
12/31/2021	12.84	.22	(.84)	(.62)	(.21)	(.31)	(.52)	11.70	(4.92)	1,030	.85		.75		1.82
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058	.84		.77		1.83
12/31/2019	11.34	.28	.60	.88	(.19)	–	(.19)	12.03	7.77	1,002	.83		.83		2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032	.82		.82		2.32

Class 4:
6/30/2023[4,5]	9.33	.12	– [8]	.12	–	–	–	9.45	1.29 [6]	54	.98	[7]	.98	[7]	2.61	[7]
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02)	(.16)	(.18)	9.33	(17.84)	53	1.01		.98		1.94
12/31/2021	12.71	.19	(.84)	(.65)	(.18)	(.31)	(.49)	11.57	(5.18)	66	1.10		1.00		1.57
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61	1.09		1.02		1.58
12/31/2019	11.24	.24	.60	.84	(.16)	–	(.16)	11.92	7.54	49	1.08		1.08		2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40	1.07		1.07		2.09

Refer to the end of the tables for footnotes.

American Funds Insurance Series	359

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income to average net assets[2]

American High-Income Trust

Class 1:
6/30/2023[4,5]	$8.53	$.29	$.08	$.37	$(.10)	$–	$(.10)	$8.80	4.37%[6]	$217	.44%[7]		.30%[7]		6.74%[7]
12/31/2022	10.19	.56	(1.47)	(.91)	(.75)	–	(.75)	8.53	(9.01)	224	.47		.32		5.95
12/31/2021	9.80	.51	.34	.85	(.46)	–	(.46)	10.19	8.74	278	.53		.37		4.95
12/31/2020	9.87	.61	.17	.78	(.85)	–	(.85)	9.80	8.21	123	.52		.52		6.46
12/31/2019	9.34	.67	.52	1.19	(.66)	–	(.66)	9.87	12.85	525	.51		.51		6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	–	(.65)	9.34	(2.15)	501	.50		.50		6.32

Class 1A:
6/30/2023[4,5]	8.51	.28	.08	.36	(.10)	–	(.10)	8.77	4.36 [6]	2	.69	[7]	.55	[7]	6.51	[7]
12/31/2022	10.16	.53	(1.46)	(.93)	(.72)	–	(.72)	8.51	(9.29)	1	.72		.57		5.70
12/31/2021	9.78	.49	.33	.82	(.44)	–	(.44)	10.16	8.42	1	.78		.64		4.75
12/31/2020	9.86	.56	.20	.76	(.84)	–	(.84)	9.78	7.94	1	.78		.78		5.85
12/31/2019	9.33	.65	.51	1.16	(.63)	–	(.63)	9.86	12.61	1	.75		.75		6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	–	(.63)	9.33	(2.35)	1	.75		.75		6.11

Class 2:
6/30/2023[4,5]	8.35	.28	.07	.35	(.10)	–	(.10)	8.60	4.30 [6]	522	.69	[7]	.55	[7]	6.49	[7]
12/31/2022	9.98	.52	(1.43)	(.91)	(.72)	–	(.72)	8.35	(9.26)	521	.72		.57		5.68
12/31/2021	9.61	.48	.33	.81	(.44)	–	(.44)	9.98	8.42	673	.78		.65		4.80
12/31/2020	9.70	.55	.19	.74	(.83)	–	(.83)	9.61	7.94	665	.78		.78		5.88
12/31/2019	9.19	.64	.50	1.14	(.63)	–	(.63)	9.70	12.55	667	.76		.76		6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	–	(.62)	9.19	(2.34)	661	.75		.75		6.07

Class 3:
6/30/2023[4,5]	8.58	.29	.08	.37	(.10)	–	(.10)	8.85	4.43 [6]	8	.62	[7]	.48	[7]	6.56	[7]
12/31/2022	10.24	.54	(1.47)	(.93)	(.73)	–	(.73)	8.58	(9.25)	9	.65		.50		5.76
12/31/2021	9.84	.50	.34	.84	(.44)	–	(.44)	10.24	8.60	10	.71		.58		4.86
12/31/2020	9.92	.57	.19	.76	(.84)	–	(.84)	9.84	7.93	10	.71		.71		5.94
12/31/2019	9.38	.66	.52	1.18	(.64)	–	(.64)	9.92	12.70	10	.69		.69		6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	–	(.63)	9.38	(2.33)	10	.68		.68		6.14

Class 4:
6/30/2023[4,5]	9.26	.29	.08	.37	(.09)	–	(.09)	9.54	4.16 [6]	91	.94	[7]	.80	[7]	6.24	[7]
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70)	–	(.70)	9.26	(9.53)	77	.97		.82		5.44
12/31/2021	10.54	.50	.36	.86	(.41)	–	(.41)	10.99	8.18	90	1.03		.89		4.52
12/31/2020	10.56	.57	.22	.79	(.81)	–	(.81)	10.54	7.74	69	1.03		1.03		5.58
12/31/2019	9.96	.67	.54	1.21	(.61)	–	(.61)	10.56	12.27	63	1.01		1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	–	(.59)	9.96	(2.64)	31	1.00		1.00		5.83

Refer to the end of the tables for footnotes.

360	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[2]		Ratio of net income to average net assets[2]

American Funds Mortgage Fund

Class 1:
6/30/2023[4,5]	$9.45	$.22	$(.13)	$.09	$(.05)	$–	$(.05)	$9.49	.97%[6]	$16	.36%[7]		.24%[7]		4.53%[7]
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15)	–	(.15)	9.45	(9.76)	1	.45		.25		.70
12/31/2021	11.11	.06	(.09)	(.03)	(.08)	(.37)	(.45)	10.63	(.32)	231	.49		.29		.58
12/31/2020	10.56	.10	.64	.74	(.17)	(.02)	(.19)	11.11	6.98	224	.48		.36		.93
12/31/2019	10.30	.24	.30	.54	(.28)	–	(.28)	10.56	5.30	210	.47		.47		2.26
12/31/2018	10.47	.20	(.14)	.06	(.23)	–	(.23)	10.30	.58	209	.48		.48		1.97

Class 1A:
6/30/2023[4,5]	9.34	.19	(.11)	.08	(.05)	–	(.05)	9.37	.83 [6]	2	.60	[7]	.48	[7]	4.05	[7]
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20)	–	(.20)	9.34	(10.03)	2	.69		.54		1.91
12/31/2021	11.08	.04	(.10)	(.06)	(.06)	(.37)	(.43)	10.59	(.47)	2	.74		.54		.33
12/31/2020	10.55	.07	.63	.70	(.15)	(.02)	(.17)	11.08	6.63	1	.73		.59		.61
12/31/2019	10.28	.22	.30	.52	(.25)	–	(.25)	10.55	5.09	1	.71		.71		2.04
12/31/2018	10.46	.18	(.14)	.04	(.22)	–	(.22)	10.28	.36	1	.73		.73		1.77

Class 2:
6/30/2023[4,5]	9.36	.19	(.11)	.08	(.05)	–	(.05)	9.39	.83 [6]	44	.60	[7]	.48	[7]	4.04	[7]
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20)	–	(.20)	9.36	(9.94)	46	.69		.54		1.87
12/31/2021	11.09	.04	(.10)	(.06)	(.05)	(.37)	(.42)	10.61	(.57)	58	.74		.54		.33
12/31/2020	10.54	.08	.63	.71	(.14)	(.02)	(.16)	11.09	6.72	58	.73		.60		.68
12/31/2019	10.28	.21	.31	.52	(.26)	–	(.26)	10.54	5.04	56	.72		.72		2.01
12/31/2018	10.45	.18	(.15)	.03	(.20)	–	(.20)	10.28	.32	57	.73		.73		1.72

Class 4:
6/30/2023[4,5]	9.25	.18	(.11)	.07	(.05)	–	(.05)	9.27	.70 [6]	43	.85	[7]	.73	[7]	3.80	[7]
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18)	–	(.18)	9.25	(10.16)	40	.94		.79		1.66
12/31/2021	10.97	.01	(.09)	(.08)	(.03)	(.37)	(.40)	10.49	(.78)	43	.99		.79		.08
12/31/2020	10.44	.04	.63	.67	(.12)	(.02)	(.14)	10.97	6.38	37	.98		.85		.41
12/31/2019	10.19	.18	.31	.49	(.24)	–	(.24)	10.44	4.80	28	.97		.97		1.71
12/31/2018	10.38	.15	(.15)	– [8]	(.19)	–	(.19)	10.19	.07	24	.98		.98		1.49
Refer to the end of the tables for footnotes.

American Funds Insurance Series	361

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Ultra-Short Bond Fund

Class 1:
6/30/2023[4,5]	$11.35	$.26	$–	[8]	$.26	$(.08)	$–	$(.08)	$11.53	2.29%[6]	$40		.29%[7]		4.53%[7]
12/31/2022	11.27	.17	(.01)		.16	(.08)	–	(.08)	11.35	1.42	51		.32		1.48
12/31/2021	11.31	(.03)	(.01)		(.04)	–	–	–	11.27	(.35)	37		.37		(.28)
12/31/2020	11.30	.02	.02		.04	(.03)	–	(.03)	11.31	.34	44		.37		.16
12/31/2019	11.31	.22	–	[8]	.22	(.23)	–	(.23)	11.30	1.92	30		.36		1.92
12/31/2018	11.29	.18	–	[8]	.18	(.16)	–	(.16)	11.31	1.58	37		.35		1.60

Class 1A:
6/30/2023[4,5]	11.35	.25	–	[8]	.25	(.08)	–	(.08)	11.52	2.21 [6]	—	[10]	.51	[7]	4.43 [7]
12/31/2022	11.28	.16	(.01)		.15	(.08)	–	(.08)	11.35	1.32	—	[10]	.31		1.40
12/31/2021	11.31	(.03)	–	[8]	(.03)	–	–	–	11.28	(.27)	—	[10]	.36		(.28)
12/31/2020	11.30	.03	.01		.04	(.03)	–	(.03)	11.31	.32	—	[10]	.35		.26
12/31/2019	11.31	.22	–	[8]	.22	(.23)	–	(.23)	11.30	1.92	—	[10]	.37		1.90
12/31/2018	11.29	.18	–	[8]	.18	(.16)	–	(.16)	11.31	1.58	—	[10]	.35		1.60

Class 2:
6/30/2023[4,5]	11.00	.24	–	[8]	.24	(.08)	–	(.08)	11.16	2.14 [6]	287		.54	[7]	4.28 [7]
12/31/2022	10.93	.13	–	[8]	.13	(.06)	–	(.06)	11.00	1.17	297		.57		1.23
12/31/2021	10.99	(.06)	–	[8]	(.06)	–	–	–	10.93	(.55)	245		.62		(.53)
12/31/2020	11.01	– [8]	–	[8]	– [8]	(.02)	–	(.02)	10.99	.03	288		.62		(.05)
12/31/2019	11.03	.18	–	[8]	.18	(.20)	–	(.20)	11.01	1.62	230		.61		1.66
12/31/2018	11.01	.15	–	[8]	.15	(.13)	–	(.13)	11.03	1.36	247		.60		1.34

Class 3:
6/30/2023[4,5]	11.14	.24	.01		.25	(.08)	–	(.08)	11.31	2.22 [6]	4		.47	[7]	4.35 [7]
12/31/2022	11.07	.13	–	[8]	.13	(.06)	–	(.06)	11.14	1.19	4		.50		1.19
12/31/2021	11.12	(.05)	–	[8]	(.05)	–	–	–	11.07	(.45)	5		.55		(.46)
12/31/2020	11.13	– [8]	.02		.02	(.03)	–	(.03)	11.12	.13	4		.55		.03
12/31/2019	11.14	.20	–	[8]	.20	(.21)	–	(.21)	11.13	1.76	3		.54		1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	–	(.13)	11.14	1.38	4		.53		1.42

Class 4:
6/30/2023[4,5]	11.05	.22	.01		.23	(.07)	–	(.07)	11.21	2.07 [6]	62		.79	[7]	4.02 [7]
12/31/2022	11.00	.12	(.03)		.09	(.04)	–	(.04)	11.05	.83	80		.82		1.05
12/31/2021	11.08	(.09)	.01		(.08)	–	–	–	11.00	(.72)	46		.87		(.79)
12/31/2020	11.13	(.04)	.01		(.03)	(.02)	–	(.02)	11.08	(.25)	40		.87		(.35)
12/31/2019	11.15	.16	–	[8]	.16	(.18)	–	(.18)	11.13	1.40	22		.86		1.40
12/31/2018	11.13	.12	.01		.13	(.11)	–	(.11)	11.15	1.14	18		.86		1.11

Refer to the end of the tables for footnotes.

362	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[2]		Ratio of net income to average net assets[2]

U.S. Government Securities Fund

Class 1:
6/30/2023[4,5]	$9.99	$.19	$(.15)	$.04	$(.06)	$–	$(.06)	$9.97	.38%[6]	$248	.33%[7]		.21%[7]		3.70%[7]
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44)	–	(.44)	9.99	(10.75)	242	.36		.22		2.90
12/31/2021	13.04	.18	(.26)	(.08)	(.18)	(1.11)	(1.29)	11.67	(.44)	522	.39		.29		1.50
12/31/2020	12.34	.16	1.07	1.23	(.26)	(.27)	(.53)	13.04	10.09	429	.38		.38		1.21
12/31/2019	11.94	.25	.43	.68	(.28)	–	(.28)	12.34	5.69	1,418	.37		.37		2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	–	(.25)	11.94	.91	1,445	.36		.36		2.02

Class 1A:
6/30/2023[4,5]	9.96	.17	(.14)	.03	(.06)	–	(.06)	9.93	.15 [6]	5	.58	[7]	.46	[7]	3.47	[7]
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41)	–	(.41)	9.96	(10.93)	4	.60		.47		2.70
12/31/2021	13.00	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.63	(.65)	5	.64		.53		1.28
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75	4	.64		.64		.69
12/31/2019	11.93	.22	.43	.65	(.26)	–	(.26)	12.32	5.42	2	.62		.62		1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	–	(.23)	11.93	.70	1	.61		.61		1.82

Class 2:
6/30/2023[4,5]	9.87	.17	(.15)	.02	(.05)	–	(.05)	9.84	.14 [6]	1,059	.58	[7]	.46	[7]	3.45	[7]
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41)	–	(.41)	9.87	(10.95)	1,059	.61		.47		2.69
12/31/2021	12.89	.15	(.25)	(.10)	(.15)	(1.11)	(1.26)	11.53	(.62)	1,391	.64		.54		1.24
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80	1,439	.64		.64		.73
12/31/2019	11.82	.22	.42	.64	(.25)	–	(.25)	12.21	5.31	1,343	.62		.62		1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	–	(.21)	11.82	.73	1,323	.61		.61		1.77

Class 3:
6/30/2023[4,5]	10.02	.18	(.15)	.03	(.06)	–	(.06)	9.99	.25 [6]	6	.51	[7]	.39	[7]	3.52	[7]
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41)	–	(.41)	10.02	(10.90)	6	.54		.40		2.76
12/31/2021	13.07	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.70	(.62)	9	.57		.47		1.31
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91	10	.57		.57		.78
12/31/2019	11.97	.23	.43	.66	(.26)	–	(.26)	12.37	5.49	9	.55		.55		1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	–	(.22)	11.97	.71	9	.54		.54		1.84

Class 4:
6/30/2023[4,5]	9.86	.16	(.15)	.01	(.05)	–	(.05)	9.82	.10 [6]	186	.83	[7]	.71	[7]	3.20	[7]
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38)	–	(.38)	9.86	(11.19)	190	.85		.72		2.45
12/31/2021	12.88	.12	(.25)	(.13)	(.12)	(1.11)	(1.23)	11.52	(.88)	238	.89		.79		.98
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48	272	.89		.89		.42
12/31/2019	11.84	.19	.42	.61	(.23)	–	(.23)	12.22	5.14	124	.87		.87		1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	–	(.20)	11.84	.50	91	.86		.86		1.53

Refer to the end of the tables for footnotes.

American Funds Insurance Series	363

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions							Ratio of expenses to average net assets before waivers/ reimburse- ments[11]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,11]
Year ended	Net asset value, beginning of year	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)						Net effective expense ratio[2,5,12]		Ratio of net income to average net assets[2]

Managed Risk Growth Fund

Class P1:
6/30/2023[4,5]	$11.37	$.01		$1.44	$1.45	$(.08)	$(2.72)	$(2.80)	$10.02	14.20%[6]	$11		.42%[7]		.37%[7]		.71%[7]		.25%[7]
12/31/2022	18.53	.06		(4.46)	(4.40)	(.22)	(2.54)	(2.76)	11.37	(24.62)	9		.41		.36		.69		.47
12/31/2021	17.25	.04		2.16	2.20	(.18)	(.74)	(.92)	18.53	13.08	13		.41		.36		.69		.19
12/31/2020	13.78	.07		4.20	4.27	(.12)	(.68)	(.80)	17.25	32.45	11		.42		.37		.72		.49
12/31/2019	12.30	.15		2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6		.42		.37		.73		1.19
12/31/2018	13.22	.11		(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[13]	3		.42	[13]	.37	[13]	.71	[13]	.82	[13]

Class P2:
6/30/2023[4,5]	11.28	–	[8]	1.42	1.42	(.07)	(2.72)	(2.79)	9.91	14.06 [6]	488		.67	[7]	.62	[7]	.96	[7]	(.02)[7]
12/31/2022	18.42	.03		(4.45)	(4.42)	(.18)	(2.54)	(2.72)	11.28	(24.88)	445		.67		.62		.95		.20
12/31/2021	17.11	(.01)		2.16	2.15	(.10)	(.74)	(.84)	18.42	12.89	584		.67		.62		.95		(.07)
12/31/2020	13.71	.03		4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03	554		.67		.62		.97		.20
12/31/2019	12.21	.09		2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434		.68		.63		.99		.73
12/31/2018	13.14	.06		(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340		.68		.63		.97		.46

Managed Risk International Fund

Class P1:
6/30/2023[4,5]	$8.61	$.01		$.41	$.42	$(.15)	$(.64)	$(.79)	$8.24	4.83%[6,13]	$2		.44%[7,13]		.38%[7,13]		.87%[7,13]		.34%[7,13]
12/31/2022	10.55	.15		(1.75)	(1.60)	(.34)	–	(.34)	8.61	(15.27)[13]	2		.44	[13]	.37	[13]	.87	[13]	1.70	[13]
12/31/2021	11.07	.24		(.67)	(.43)	(.09)	–	(.09)	10.55	(3.92)[13]	2		.44	[13]	.36	[13]	.87	[13]	2.12	[13]
12/31/2020	11.01	.08		.22	.30	(.16)	(.08)	(.24)	11.07	3.13 [13]	2		.43	[13]	.35	[13]	.86	[13]	.82	[13]
12/31/2019	9.82	.17		1.54	1.71	(.20)	(.32)	(.52)	11.01	17.91 [13]	1		.41	[13]	.33	[13]	.84	[13]	1.64	[13]
12/31/2018	11.25	.32		(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[13]	–	[10]	.33	[13]	.28	[13]	.77	[13]	3.02	[13]

Class P2:
6/30/2023[4,5]	8.58	–	[8]	.41	.41	(.14)	(.64)	(.78)	8.21	4.81 [6]	123		.70	[7]	.65	[7]	1.14	[7]	.06	[7]
12/31/2022	10.48	.12		(1.74)	(1.62)	(.28)	–	(.28)	8.58	(15.54)	124		.70		.63		1.13		1.36
12/31/2021	10.99	.20		(.65)	(.45)	(.06)	–	(.06)	10.48	(4.13)	160		.71		.63		1.14		1.79
12/31/2020	10.92	.04		.23	.27	(.12)	(.08)	(.20)	10.99	2.80	168		.71		.63		1.14		.42
12/31/2019	9.76	.13		1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165		.71		.63		1.14		1.21
12/31/2018	11.15	.16		(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151		.69		.64		1.13		1.49

Managed Risk Washington Mutual Investors Fund

Class P1:
6/30/2023[4,5]	$11.24	$.04		$.31	$.35	$(.20)	$(1.49)	$(1.69)	$9.90	3.41%[6,13]	$3		.41%[7,13]		.36%[7,13]		.75%[7,13]		.77%[7,13]
12/31/2022	12.95	.23		(1.38)	(1.15)	(.56)	–	(.56)	11.24	(8.92)[13]	3		.41	[13]	.36	[13]	.75	[13]	1.96	[13]
12/31/2021	11.24	.16		1.79	1.95	(.24)	–	(.24)	12.95	17.46 [13]	2		.41	[13]	.36	[13]	.77	[13]	1.33	[13]
12/31/2020	12.01	.18		(.35)	(.17)	(.26)	(.34)	(.60)	11.24	(.93)[13]	2		.40	[13]	.35	[13]	.76	[13]	1.66	[13]
12/31/2019	11.28	.25		1.28	1.53	(.20)	(.60)	(.80)	12.01	14.14 [13]	1		.38	[13]	.33	[13]	.74	[13]	2.14	[13]
12/31/2018	13.04	.40		(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[13]	–	[10]	.33	[13]	.28	[13]	.67	[13]	3.21	[13]

Class P2:
6/30/2023[4,5]	11.18	.03		.31	.34	(.20)	(1.49)	(1.69)	9.83	3.29 [6]	320		.67	[7]	.62	[7]	1.01	[7]	.50	[7]
12/31/2022	12.88	.19		(1.37)	(1.18)	(.52)	–	(.52)	11.18	(9.16)	321		.67		.62		1.01		1.62
12/31/2021	11.18	.11		1.79	1.90	(.20)	–	(.20)	12.88	17.11	371		.68		.62		1.03		.91
12/31/2020	11.91	.13		(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)	355		.68		.63		1.04		1.18
12/31/2019	11.21	.18		1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365		.68		.63		1.04		1.62
12/31/2018	12.96	.19		(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336		.68		.63		1.02		1.49

Refer to the end of the tables for footnotes.

364	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of expenses to average net assets before waivers/ reimburse- ments[11]		Ratio of expenses to average net assets after waivers/ reimburse- ments[2,11]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)					Net effective expense ratio[2,5,12]		Ratio of net income to average net assets[2]

Managed Risk Growth-Income Fund

Class P1:
6/30/2023[4,5]	$12.51	$.04	$1.00	$1.04	$(.18)	$(1.62)	$(1.80)	$11.75	8.67%[6]	$1,897	.41%[7]		.36%[7]		.66%[7]		.58%[7]
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30)	(.31)	(.61)	12.51	(16.74)	1,833	.41		.36		.65		1.33
12/31/2021	14.01	.14	1.99	2.13	(.21)	(.20)	(.41)	15.73	15.32	2,328	.41		.36		.66		.96
12/31/2020	13.76	.17	1.08	1.25	(.26)	(.74)	(1.00)	14.01	9.85	2,120	.41		.36		.66		1.24
12/31/2019	11.73	.22	2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987	.42		.37		.67		1.71
12/31/2018	12.66	(.02)	(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662	.40		.35		.64		(.20)

Class P2:
6/30/2023[4,5]	12.44	.02	.99	1.01	(.17)	(1.62)	(1.79)	11.66	8.50 [6]	276	.66	[7]	.61	[7]	.91	[7]	.33 [7]
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26)	(.31)	(.57)	12.44	(16.93)	268	.66		.61		.90		1.10
12/31/2021	13.93	.10	1.98	2.08	(.17)	(.20)	(.37)	15.64	15.05	340	.66		.61		.91		.70
12/31/2020	13.69	.14	1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315	.66		.61		.91		1.02
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283	.67		.62		.92		1.47
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230	.69		.64		.93		1.25

Managed Risk Asset Allocation Fund

Class P1:
6/30/2023[4,5]	$12.43	$.05	$.47	$.52	$(.21)	$(1.45)	$(1.66)	$11.29	4.40%[6]	$8	.41%[7]		.36%[7]		.65%[7]		.86%[7]
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32)	(.48)	(.80)	12.43	(13.75)	7	.41		.36		.64		1.80
12/31/2021	13.84	.21	1.55	1.76	(.27)	–	(.27)	15.33	12.82	7	.41		.36		.66		1.43
12/31/2020	13.81	.25	.51	.76	(.21)	(.52)	(.73)	13.84	6.10	5	.41		.36		.66		1.91
12/31/2019	12.23	.26	1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2	.41		.36		.65		2.01
12/31/2018	13.59	.22	(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2	.37		.32		.59		1.67

Class P2:
6/30/2023[4,5]	12.09	.03	.47	.50	(.21)	(1.45)	(1.66)	10.93	4.32 [6]	2,139	.66	[7]	.61	[7]	.90	[7]	.55 [7]
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29)	(.48)	(.77)	12.09	(13.97)	2,182	.66		.61		.89		1.40
12/31/2021	13.45	.15	1.53	1.68	(.20)	–	(.20)	14.93	12.50	2,812	.66		.61		.91		1.03
12/31/2020	13.46	.15	.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773	.66		.61		.91		1.15
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830	.66		.61		.90		1.51
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541	.62		.57		.84		1.27

Refer to the end of the tables for footnotes.

American Funds Insurance Series	365

Financial highlights (continued)

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[14,15]	Six months ended June 30, 2023[4,5,6]	Year ended December 31,
		2022	2021	2020	2019	2018

Capital Income Builder	34%	48%	60%	110%	44%	42%
Asset Allocation Fund	16	42	45	49	47	34
American Funds Global Balanced Fund	22	111	36	68	60	30
The Bond Fund of America	80	77	87	72	146	98
Capital World Bond Fund	65	114	64	88	110	78
American Funds Mortgage Fund	55	56	38	123	84	60
U.S. Government Securities Fund	64	77	126	112	103	76

Portfolio turnover rate for all share classes including mortgage dollar roll transactions, if any[14,15]	Six months ended June 30, 2023[4,5,6]	Year ended December 31,
		2022	2021	2020	2019	2018

Global Growth Fund	10%	29%	18%	17%	14%	25%
Global Small Capitalization Fund	15	40	29	38	50	43
Growth Fund	13	29	25	32	21	35
International Fund	11	42	44	40	32	29
New World Fund	18	40	43	70	38	58
Washington Mutual Investors Fund	17	30	90	40	37	49
Capital World Growth and Income Fund	16	42	85	36	29	49
Growth-Income Fund	15	25	24	33	27	39
International Growth and Income Fund	17	48	41	56	28	38
Capital Income Builder	76	126	93	184	72	98
Asset Allocation Fund	59	118	124	145	79	86
American Funds Global Balanced Fund	39	126	39	86	74	51
The Bond Fund of America	267	415	456	461	373	514
Capital World Bond Fund	130	188	91	145	159	125
American High-Income Trust	20	34	56	78	58	67
American Funds Mortgage Fund	549	1141	975	1143	350	811
Ultra-Short Bond Fund	– [16]	– [16]	– [16]	– [16]	– [16]	– [16]
U.S. Government Securities Fund	376	695	433	867	277	446
Managed Risk Growth Fund	33	97	32	80	10	7
Managed Risk International Fund	14	82	24	71	8	8
Managed Risk Washington Mutual Investors Fund	14	70	16	101	13	11
Managed Risk Growth-Income Fund	17	67	13	38	6	14
Managed Risk Asset Allocation Fund	10	48	5	30	8	12

[1]	Based on average shares outstanding.
[2]

This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.

[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]	Amount less than $1 million.
[11]	This column does not include expenses of the underlying funds in which each fund invests.
[12]

This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.

[13]

All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[14]	Refer to Note 5 for further information on mortgage dollar rolls.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[16]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

366	American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses.

Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2023, through June 30, 2023).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series	367

Expense example (continued)

	Beginning account value 1/1/2023	Ending account value 6/30/2023	Expenses paid during period[1]	Annualized expense ratio

Global Growth Fund
Class 1 – actual return	$1,000.00	$1,153.68	$2.19	.41%
Class 1 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 1A – actual return	1,000.00	1,152.25	3.52	.66
Class 1A – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 2 – actual return	1,000.00	1,152.52	3.52	.66
Class 2 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 4 – actual return	1,000.00	1,150.85	4.85	.91
Class 4 – assumed 5% return	1,000.00	1,020.28	4.56	.91
Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$1,115.57	$3.41	.65%
Class 1 – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 1A – actual return	1,000.00	1,114.26	4.67	.89
Class 1A – assumed 5% return	1,000.00	1,020.38	4.46	.89
Class 2 – actual return	1,000.00	1,114.24	4.72	.90
Class 2 – assumed 5% return	1,000.00	1,020.33	4.51	.90
Class 4 – actual return	1,000.00	1,112.00	6.02	1.15
Class 4 – assumed 5% return	1,000.00	1,019.09	5.76	1.15
Growth Fund
Class 1 – actual return	$1,000.00	$1,250.20	$1.95	.35%
Class 1 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 1A – actual return	1,000.00	1,248.60	3.35	.60
Class 1A – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 2 – actual return	1,000.00	1,248.73	3.35	.60
Class 2 – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 – actual return	1,000.00	1,249.10	2.96	.53
Class 3 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 – actual return	1,000.00	1,247.16	4.74	.85
Class 4 – assumed 5% return	1,000.00	1,020.58	4.26	.85
International Fund
Class 1 – actual return	$1,000.00	$1,124.89	$2.79	.53%
Class 1 – assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 1A – actual return	1,000.00	1,123.80	4.11	.78
Class 1A – assumed 5% return	1,000.00	1,020.93	3.91	.78
Class 2 – actual return	1,000.00	1,123.78	4.11	.78
Class 2 – assumed 5% return	1,000.00	1,020.93	3.91	.78
Class 3 – actual return	1,000.00	1,124.24	3.74	.71
Class 3 – assumed 5% return	1,000.00	1,021.27	3.56	.71
Class 4 – actual return	1,000.00	1,122.66	5.42	1.03
Class 4 – assumed 5% return	1,000.00	1,019.69	5.16	1.03
New World Fund
Class 1 – actual return	$1,000.00	$1,119.70	$3.00	.57%
Class 1 – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class 1A – actual return	1,000.00	1,118.48	4.31	.82
Class 1A – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class 2 – actual return	1,000.00	1,118.50	4.31	.82
Class 2 – assumed 5% return	1,000.00	1,020.73	4.11	.82
Class 4 – actual return	1,000.00	1,117.23	5.62	1.07
Class 4 – assumed 5% return	1,000.00	1,019.49	5.36	1.07

Refer to the end of the tables for footnotes.

368	American Funds Insurance Series

Expense example (continued)

	Beginning account value 1/1/2023	Ending account value 6/30/2023	Expenses paid during period[1]	Annualized expense ratio

Washington Mutual Investors Fund
Class 1 – actual return	$1,000.00	$1,078.89	$1.39	.27%
Class 1 – assumed 5% return	1,000.00	1,023.46	1.35	.27
Class 1A – actual return	1,000.00	1,077.12	2.68	.52
Class 1A – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 2 – actual return	1,000.00	1,076.67	2.68	.52
Class 2 – assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 4 – actual return	1,000.00	1,075.41	3.96	.77
Class 4 – assumed 5% return	1,000.00	1,020.98	3.86	.77
Capital World Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,125.39	$2.16	.41%
Class 1 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 1A – actual return	1,000.00	1,123.88	3.48	.66
Class 1A – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 2 – actual return	1,000.00	1,124.39	3.48	.66
Class 2 – assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 4 – actual return	1,000.00	1,122.77	4.79	.91
Class 4 – assumed 5% return	1,000.00	1,020.28	4.56	.91
Growth-Income Fund
Class 1 – actual return	$1,000.00	$1,148.45	$1.54	.29%
Class 1 – assumed 5% return	1,000.00	1,023.36	1.45	.29
Class 1A – actual return	1,000.00	1,146.82	2.87	.54
Class 1A – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 2 – actual return	1,000.00	1,146.99	2.87	.54
Class 2 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 3 – actual return	1,000.00	1,147.39	2.50	.47
Class 3 – assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 4 – actual return	1,000.00	1,145.51	4.20	.79
Class 4 – assumed 5% return	1,000.00	1,020.88	3.96	.79
International Growth and Income Fund
Class 1 – actual return	$1,000.00	$1,103.10	$2.82	.54%
Class 1 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 1A – actual return	1,000.00	1,102.10	4.12	.79
Class 1A – assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 2 – actual return	1,000.00	1,102.03	4.12	.79
Class 2 – assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 4 – actual return	1,000.00	1,101.00	5.42	1.04
Class 4 – assumed 5% return	1,000.00	1,019.64	5.21	1.04
Capital Income Builder
Class 1 – actual return	$1,000.00	$1,036.71	$1.31	.26%
Class 1 – assumed 5% return	1,000.00	1,023.51	1.30	.26
Class 1A – actual return	1,000.00	1,035.44	2.57	.51
Class 1A – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 2 – actual return	1,000.00	1,035.45	2.57	.51
Class 2 – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 4 – actual return	1,000.00	1,035.14	3.83	.76
Class 4 – assumed 5% return	1,000.00	1,021.03	3.81	.76

Refer to the end of the tables for footnotes.

American Funds Insurance Series	369

Expense example (continued)

	Beginning account value 1/1/2023	Ending account value 6/30/2023	Expenses paid during period[1]	Annualized expense ratio

Asset Allocation Fund
Class 1 – actual return	$1,000.00	$1,070.71	$1.54	.30%
Class 1 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 1A – actual return	1,000.00	1,069.70	2.82	.55
Class 1A – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 2 – actual return	1,000.00	1,068.88	2.82	.55
Class 2 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 3 – actual return	1,000.00	1,069.86	2.46	.48
Class 3 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 4 – actual return	1,000.00	1,068.06	4.10	.80
Class 4 – assumed 5% return	1,000.00	1,020.83	4.01	.80
American Funds Global Balanced Fund
Class 1 – actual return	$1,000.00	$1,077.39	$2.58	.50%
Class 1 – assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 1A – actual return	1,000.00	1,076.55	3.86	.75
Class 1A – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 2 – actual return	1,000.00	1,076.41	3.86	.75
Class 2 – assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 4 – actual return	1,000.00	1,075.50	5.15	1.00
Class 4 – assumed 5% return	1,000.00	1,019.84	5.01	1.00
The Bond Fund of America
Class 1 – actual return	$1,000.00	$1,015.54	$1.00	.20%
Class 1 – assumed 5% return	1,000.00	1,023.80	1.00	.20
Class 1A – actual return	1,000.00	1,014.16	2.25	.45
Class 1A – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 2 – actual return	1,000.00	1,015.34	2.25	.45
Class 2 – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 4 – actual return	1,000.00	1,013.97	3.50	.70
Class 4 – assumed 5% return	1,000.00	1,021.32	3.51	.70
Capital World Bond Fund
Class 1 – actual return	$1,000.00	$1,015.71	$2.40	.48%
Class 1 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 1A – actual return	1,000.00	1,014.74	3.60	.72
Class 1A – assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 2 – actual return	1,000.00	1,014.81	3.65	.73
Class 2 – assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 4 – actual return	1,000.00	1,012.86	4.89	.98
Class 4 – assumed 5% return	1,000.00	1,019.93	4.91	.98
American High-Income Trust
Class 1 – actual return	$1,000.00	$1,043.68	$1.52	.30%
Class 1 – assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 1A – actual return	1,000.00	1,043.59	2.79	.55
Class 1A – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 2 – actual return	1,000.00	1,043.04	2.79	.55
Class 2 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 3 – actual return	1,000.00	1,044.32	2.43	.48
Class 3 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 4 – actual return	1,000.00	1,041.64	4.05	.80
Class 4 – assumed 5% return	1,000.00	1,020.83	4.01	.80

Refer to the end of the tables for footnotes.

370	American Funds Insurance Series

Expense example (continued)

	Beginning account value 1/1/2023	Ending account value 6/30/2023	Expenses paid during period[1]	Annualized expense ratio

American Funds Mortgage Fund
Class 1 – actual return	$1,000.00	$1,009.75	$1.20	.24%
Class 1 – assumed 5% return	1,000.00	1,023.60	1.20	.24
Class 1A – actual return	1,000.00	1,008.31	2.39	.48
Class 1A – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 2 – actual return	1,000.00	1,008.29	2.39	.48
Class 2 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 4 – actual return	1,000.00	1,006.99	3.63	.73
Class 4 – assumed 5% return	1,000.00	1,021.17	3.66	.73
Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$1,022.94	$1.45	.29%
Class 1 – assumed 5% return	1,000.00	1,023.36	1.45	.29
Class 1A – actual return	1,000.00	1,022.11	2.56	.51
Class 1A – assumed 5% return	1,000.00	1,022.27	2.56	.51
Class 2 – actual return	1,000.00	1,021.42	2.71	.54
Class 2 – assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 3 – actual return	1,000.00	1,022.15	2.36	.47
Class 3 – assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 4 – actual return	1,000.00	1,020.73	3.96	.79
Class 4 – assumed 5% return	1,000.00	1,020.88	3.96	.79
U.S. Government Securities Fund
Class 1 – actual return	$1,000.00	$1,003.83	$1.04	.21%
Class 1 – assumed 5% return	1,000.00	1,023.75	1.05	.21
Class 1A – actual return	1,000.00	1,001.45	2.28	.46
Class 1A – assumed 5% return	1,000.00	1,022.51	2.31	.46
Class 2 – actual return	1,000.00	1,001.42	2.28	.46
Class 2 – assumed 5% return	1,000.00	1,022.51	2.31	.46
Class 3 – actual return	1,000.00	1,002.46	1.94	.39
Class 3 – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 4 – actual return	1,000.00	1,001.02	3.52	.71
Class 4 – assumed 5% return	1,000.00	1,021.27	3.56	.71

Refer to the end of the tables for footnotes.

American Funds Insurance Series	371

Expense example (continued)

	Beginning account value 1/1/2023	Ending account value 6/30/2023	Expenses paid during period	[1,2]	Annualized expense ratio [2]	Effective expenses paid during period	[3]	Effective annualized expense ratio [4]

Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$1,141.96	$1.97		.37%	$3.77		.71%
Class P1 – assumed 5% return	1,000.00	1,022.96	1.86		.37	3.56		.71
Class P2 – actual return	1,000.00	1,140.64	3.29		.62	5.10		.96
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11		.62	4.81		.96
Managed Risk International Fund
Class P1 – actual return	$1,000.00	$1,048.33	$1.93		.38%	$4.42		.87%
Class P1 – assumed 5% return	1,000.00	1,022.91	1.91		.38	4.36		.87
Class P2 – actual return	1,000.00	1,048.12	3.30		.65	5.79		1.14
Class P2 – assumed 5% return	1,000.00	1,021.57	3.26		.65	5.71		1.14
Managed Risk Washington Mutual Investors Fund
Class P1 – actual return	$1,000.00	$1,034.07	$1.82		.36%	$3.78		.75%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81		.36	3.76		.75
Class P2 – actual return	1,000.00	1,032.90	3.13		.62	5.09		1.01
Class P2 – assumed 5% return	1,000.00	1,021.72	3.11		.62	5.06		1.01
Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$1,086.65	$1.86		.36%	$3.41		.66%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81		.36	3.31		.66
Class P2 – actual return	1,000.00	1,084.99	3.15		.61	4.70		.91
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06		.61	4.56		.91
Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$1,044.02	$1.82		.36%	$3.29		.65%
Class P1 – assumed 5% return	1,000.00	1,023.01	1.81		.36	3.26		.65
Class P2 – actual return	1,000.00	1,043.19	3.09		.61	4.56		.90
Class P2 – assumed 5% return	1,000.00	1,021.77	3.06		.61	4.51		.90

[1]

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]

The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).

[4]

The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

372	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2024. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2022. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. The board also considered and approved the amended fee schedule to the agreement that lowered the current fee schedule and resulted in an overall lower advisory fee. The board noted that there would be no diminution in services provided as a result of the lower advisory fee for certain funds.

American Funds Insurance Series	373

In addition, the board and committee reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

374	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2024. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and Milliman FRM as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2022. They generally placed greater emphasis on investment results over longer term periods. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (including each fund’s lifetime) through September 30, 2022. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreements, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

American Funds Insurance Series	375

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

376	American Funds Insurance Series

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Insurance Series	377

This page was intentionally left blank.

378	American Funds Insurance Series

This page was intentionally left blank.

American Funds Insurance Series	379

This page was intentionally left blank.

380	American Funds Insurance Series

This page was intentionally left blank.

American Funds Insurance Series	381

This page was intentionally left blank.

382	American Funds Insurance Series

This page was intentionally left blank.

American Funds Insurance Series	383

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606-4637

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

384	American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com/afis.

“American Funds Proxy Voting Procedures and Principles” – which describes how we vote proxies relating to portfolio securities — is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website and on our website.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2023, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Hedge instruments, including exchange-traded futures contracts and exchange-traded put options, may not provide an effective hedge of the underlying securities because changes in the prices of such instruments may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the underlying funds in certain market conditions.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success	The Capital System	American Funds Insurance Series’ superior outcomes

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 28 years of investment industry experience, including 23 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series equity-focused funds have beaten their comparable Lipper indexes in 88% of 10-year periods and 100% of 20-year periods.[2] Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[4]

[1]	Portfolio manager experience as of the American Funds Insurance Series prospectus dated May 1, 2023.
[2]

Based on Class 1 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Capital World Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Washington Mutual Investors Fund, Growth and Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.

[3]

Based on Class 1 share results as of December 31, 2022. Four of our five fixed income American Funds that have been in existence for the three year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.

[4]	Based on management fees for the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

Lit. No. INGESRX-998-0823P Printed in USA RCG/PHX/6311-S96296 © 2023 Capital Group. All rights reserved.

Transamerica BlackRock Government Money Market VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,022.20	$1.40	$1,023.40	$1.40	0.28%
Service Class	1,000.00	1,021.60	2.06	1,022.80	2.06	0.41

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Repurchase Agreements	59.8%
Short-Term U.S. Government Agency Obligations	30.9
U.S. Government Agency Obligations	4.6
U.S. Government Obligations	2.7
Short-Term U.S. Government Obligations	2.4
Net Other Assets (Liabilities)	(0.4)
Total	100.0%

Portfolio Characteristics	Years
Average Maturity §	0.16
Duration †	0.04

Current and future portfolio holdings are subject to change and risk.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Portfolio may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Portfolio’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Government Money Market VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.6%
Federal Farm Credit Banks Funding Corp.
3-Month SOFR + 0.03%, 5.09% (A), 07/25/2023	$2,415,000	$2,414,995
3-Month SOFR + 0.05%, 5.11% (A), 08/22/2023 - 02/20/2024	13,680,000	13,680,000
3-Month SOFR + 0.06%, 5.12% (A), 11/22/2023 - 01/10/2024	6,020,000	6,020,000
3-Month SOFR + 0.09%, 5.15% (A), 08/26/2024	7,280,000	7,280,000
3-Month SOFR + 0.10%, 5.16% (A), 08/01/2024	1,830,000	1,830,000
3-Month SOFR + 0.14%, 5.20% (A), 11/07/2024	5,130,000	5,130,000
3-Month SOFR + 0.17%, 5.23% (A), 01/23/2025	4,425,000	4,425,000

Total U.S. Government Agency Obligations (Cost $40,779,995)		40,779,995

U.S. GOVERNMENT OBLIGATIONS - 2.7%
U.S. Treasury - 2.7%
U.S. Treasury Floating Rate Notes
3-Month Treasury Money Market Yield + 0.08%, 5.17% (A), 04/30/2024	8,795,000	8,791,027
3-Month Treasury Money Market Yield + 0.20%, 5.45% (A), 01/31/2025	15,000,000	15,000,000

Total U.S. Government Obligations (Cost $23,791,027)		23,791,027

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 30.9%
Federal Farm Credit Discount Notes
4.85% (B), 10/16/2023	640,000	631,155
4.86% (B), 11/13/2023	640,000	628,840
5.20% (B), 09/11/2023	2,260,000	2,237,400
Federal Home Loan Bank Discount Notes
4.90% (B), 08/04/2023	2,510,000	2,498,826
4.98% (B), 02/02/2024	2,960,000	2,876,883
4.99% (B), 08/29/2023	2,695,000	2,673,711
5.01% (B), 07/14/2023	1,465,000	1,462,429
5.09% (B), 02/09/2024	8,090,000	7,850,460
5.12% (B), 07/25/2023	8,580,000	8,551,629
5.19% (B), 09/15/2023	17,525,000	17,340,383
5.50% (B), 02/09/2024	4,490,000	4,344,260
Federal Home Loan Banks
3.38% (B), 09/01/2023	5,420,000	5,418,011
5.06% (B), 08/03/2023 - 08/08/2023	39,800,000	39,800,000
5.07% (B), 08/25/2023	12,580,000	12,580,000
3-Month SOFR + 0.02%, 5.08% (A), 07/13/2023	17,600,000	17,600,000
5.08% (B), 09/08/2023 - 09/19/2023	49,595,000	49,595,000
5.09% (B), 09/19/2023	14,945,000	14,945,000
5.10% (B), 09/26/2023	22,400,000	22,400,000
5.12% (B), 09/05/2023	12,680,000	12,680,000
3-Month SOFR + 0.07%, 5.13% (A), 08/22/2023 - 11/30/2023	10,270,000	10,270,000
3-Month SOFR + 0.08%, 5.14% (A), 01/24/2024	13,500,000	13,500,000
3-Month SOFR + 0.09%, 5.15% (A), 09/08/2023	5,980,000	5,980,000
3-Month SOFR + 0.10%, 5.16% (A), 10/06/2023	3,540,000	3,540,000

	Principal	Value
SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Banks (continued)
5.40% (B), 03/27/2024	$ 7,920,000	$ 7,920,000
5.45% (B), 03/08/2024	2,905,000	2,903,741

Total Short-Term U.S. Government Agency Obligations (Cost $270,227,728)		270,227,728

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.4%
U.S. Treasury Bills
5.18% (B), 08/01/2023	5,135,000	5,115,416
5.21% (B), 08/10/2023	9,900,000	9,843,845
5.26% (B), 06/13/2024	2,960,000	2,818,936
5.29% (B), 09/14/2023	3,170,000	3,135,989

Total Short-Term U.S. Government Obligations (Cost $20,914,186)		20,914,186

REPURCHASE AGREEMENTS - 59.8%
Barclays Capital, Inc., 5.06% (B), dated 06/30/2023, to be repurchased at $80,033,733 on 07/03/2023. Collateralized by a U.S. Government Obligation, 0.38%, due 07/31/2027, and with a value of $81,600,014.	80,000,000	80,000,000
BNP Paribas SA, 5.05% (B), dated 06/30/2023, to be repurchased at $75,031,563 on 07/03/2023. Collateralized by U.S. Government Obligations and U.S. Government Agency Obligations, 0.00% - 7.00%, due 07/31/2023 - 06/20/2053, and with a total value of $76,502,984.	75,000,000	75,000,000
Citigroup Global Markets, Inc., 5.05% (B), dated 06/30/2023, to be repurchased at $85,035,771 on 07/03/2023. Collateralized by U.S. Government Obligations, 0.50% - 2.50%, due 04/30/2024 - 08/31/2027, and with a total value of $86,700,018.	85,000,000	85,000,000
Fixed Income Clearing Corp., 2.30% (B), dated 06/30/2023, to be repurchased at $612,626 on 07/03/2023. Collateralized by a U.S. Government Obligation, 0.50%, due 02/28/2026, and with a value of $624,828.	612,509	612,509
Goldman Sachs & Co., 5.05% (B), dated 06/30/2023, to be repurchased at $45,018,938 on 07/03/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2027, and with a value of $45,900,058.	45,000,000	45,000,000
Goldman Sachs & Co., 5.06% (B), dated 06/30/2023, to be repurchased at $23,009,698 on 07/03/2023. Collateralized by U.S. Government Agency Obligations, 3.00% - 5.00%, due 04/15/2035 - 08/20/2050, and with a total value of $23,460,000.	23,000,000	23,000,000

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Government Money Market VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS (continued)

JPMorgan Chase & Co., 5.05% (B), dated 06/30/2023, to be repurchased at $30,012,625 on 07/03/2023. Collateralized by U.S. Government Obligations, 0.25% - 4.63%, due 04/30/2024 - 08/31/2025, and with a total value of $30,600,009.

	$ 30,000,000	$ 30,000,000
JPMorgan Chase & Co., 5.06% (B), dated 06/30/2023, to be repurchased at $40,016,867 on 07/03/2023. Collateralized by U.S. Government Agency Obligations, 3.00% - 4.00%, due 08/20/2043 - 09/20/2050, and with a total value of $40,800,001.	40,000,000	40,000,000
Merrill Lynch & Co., Inc., 5.05% (B), dated 06/30/2023, to be repurchased at $45,018,938 on 07/03/2023. Collateralized by a U.S. Government Obligation, 0.38%, due 07/15/2025, and with a value of $45,900,022.	45,000,000	45,000,000
Merrill Lynch & Co., Inc., 5.06% (B), dated 06/30/2023, to be repurchased at $35,014,758 on 07/03/2023. Collateralized by a U.S. Government Obligation, 0.38%, due 11/30/2025, and with a value of $35,700,048.	35,000,000	35,000,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)

Toronto-Dominion Bank, 5.05% (B), dated 06/30/2023, to be repurchased at $45,018,938 on 07/03/2023. Collateralized by U.S. Government Obligations, 0.13% - 4.13%, due 09/15/2023 - 01/31/2029, and with a total value of $45,900,059.

	$ 45,000,000	$ 45,000,000
Toronto-Dominion Bank, 5.06% (B), dated 06/30/2023, to be repurchased at $20,008,433 on 07/03/2023. Collateralized by U.S. Government Agency Obligations, 2.50% - 6.50%, due 06/01/2043 - 06/01/2053, and with a total value of $20,600,000.	20,000,000	20,000,000

Total Repurchase Agreements (Cost $523,612,509)		523,612,509

Total Investments (Cost $879,325,445)		879,325,445
Net Other Assets (Liabilities) - (0.4)%		(3,645,906)

Net Assets - 100.0%		$875,679,539

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
U.S. Government Agency Obligations	$—	$40,779,995	$—	$40,779,995
U.S. Government Obligations	—	23,791,027	—	23,791,027
Short-Term U.S. Government Agency Obligations	—	270,227,728	—	270,227,728
Short-Term U.S. Government Obligations	—	20,914,186	—	20,914,186
Repurchase Agreements	—	523,612,509	—	523,612,509

Total Investments	$—	$879,325,445	$—	$879,325,445

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Rates disclosed reflect the yields at June 30, 2023.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

SOFR	Secured Overnight Financing Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Government Money Market VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Investments, at value (cost $355,712,936)	$355,712,936
Repurchase agreement, at value (cost $523,612,509)	523,612,509
Receivables and other assets:
Shares of beneficial interest sold	1,479,899
Interest	1,804,512
Prepaid expenses	4,705

Total assets	882,614,561

Liabilities:
Payables and other liabilities:
Investments purchased	5,115,416
Shares of beneficial interest redeemed	1,405,156
Investment management fees	173,700
Distribution and service fees	136,943
Transfer agent costs	1,145
Trustee and CCO fees	3,107
Audit and tax fees	11,095
Custody fees	52,786
Legal fees	13,385
Printing and shareholder reports fees	3,147
Other accrued expenses	19,142

Total liabilities	6,935,022

Net assets	$875,679,539

Net assets consist of:
Capital stock ($0.01 par value)	$8,756,802
Additional paid-in capital	866,922,355
Total distributable earnings (accumulated losses)	382

Net assets	$875,679,539

Net assets by class:
Initial Class	$213,752,250
Service Class	661,927,289

Shares outstanding:
Initial Class	213,753,349
Service Class	661,926,890

Net asset value and offering price per share:
Initial Class	$1.00
Service Class	1.00

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Interest income	$20,741,883

Total investment income	20,741,883

Expenses:
Investment management fees	1,051,609
Distribution and service fees:
Service Class	827,545
Transfer agent costs	5,359
Trustee and CCO fees	22,414
Audit and tax fees	13,680
Custody fees	63,394
Legal fees	27,586
Printing and shareholder reports fees	33,617
Other	28,583

Total expenses before waiver and/or reimbursement and recapture	2,073,787

Expenses waived and/or reimbursed:
Service Class	(411,092)

Net expenses	1,662,695

Net investment income (loss)	19,079,188

Net realized gain (loss) on:
Investments	6,992

Net realized and change in unrealized gain (loss)	6,992

Net increase (decrease) in net assets resulting from operations	$19,086,180

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Government Money Market VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$19,079,188	$12,261,508
Net realized gain (loss)	6,992	—

Net increase (decrease) in net assets resulting from operations	19,086,180	12,261,508

Dividends and/or distributions to shareholders:
Initial Class	(4,764,207)	(3,027,452)
Service Class	(14,314,981)	(9,234,056)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	(19,079,188)	(12,261,508)

Capital share transactions:
Proceeds from shares sold:
Initial Class	21,908,054	96,163,507
Service Class	69,714,328	299,536,336

	91,622,382	395,699,843

Dividends and/or distributions reinvested:
Initial Class	4,764,263	3,027,489
Service Class	14,314,978	9,234,192

	19,079,241	12,261,681

Cost of shares redeemed:
Initial Class	(31,911,392)	(77,688,788)
Service Class	(93,053,313)	(190,023,272)

	(124,964,705)	(267,712,060)

Net increase (decrease) in net assets resulting from capital share transactions	(14,263,082)	140,249,464

Net increase (decrease) in net assets	(14,256,090)	140,249,464

Net assets:
Beginning of period/year	889,935,629	749,686,165

End of period/year	$875,679,539	$889,935,629

Capital share transactions - shares:
Shares issued:
Initial Class	21,908,611	96,162,951
Service Class	69,716,024	299,534,639

	91,624,635	395,697,590

Shares reinvested:
Initial Class	4,764,263	3,027,489
Service Class	14,314,978	9,234,192

	19,079,241	12,261,681

Shares redeemed:
Initial Class	(31,911,392)	(77,688,788)
Service Class	(93,053,313)	(190,023,272)

	(124,964,705)	(267,712,060)

Net increase (decrease) in shares outstanding:
Initial Class	(5,238,518)	21,501,652
Service Class	(9,022,311)	118,745,559

	(14,260,829)	140,247,211

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Government Money Market VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Investment operations:
Net investment income (loss) (A)	0.02		0.01		0.00	(B)	0.00	(B)	0.02	0.02
Net realized and unrealized gain (loss)	0.00	(B)	—		—		—		—	(0.00	)(B)

Total investment operations	0.02		0.01		0.00	(B)	0.00	(B)	0.02	0.02

Dividends and/or distributions to shareholders:
Net investment income	(0.02)		(0.01)		(0.00	)(B)	(0.00	)(B)	(0.02)	(0.02)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total return	2.22	%(C)	1.39%		0.00%		0.29%		1.95%	1.72%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$213,752		$218,990		$197,487		$228,116		$176,468	$204,590
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.28	%(D)	0.28%		0.29%		0.37%		0.29%	0.32%
Including waiver and/or reimbursement and recapture	0.28	%(D)(E)	0.24	%(E)	0.07	%(E)	0.25	%(E)	0.29%	0.32	%(F)
Net investment income (loss) to average net assets	4.45	%(D)	1.42%		0.00	%(G)	0.25%		1.96%	1.58%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.
(E)	Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(F)	Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of June 30, 2018. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(G)	Rounds to less than 0.01% or (0.01)%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Investment operations:
Net investment income (loss) (A)	0.02		0.01		0.00	(B)	0.00	(B)	0.02	0.01
Net realized and unrealized gain (loss)	0.00	(B)	—		—		—		—	(0.00	)(B)

Total investment operations	0.02		0.01		0.00	(B)	0.00	(B)	0.02	0.01

Dividends and/or distributions to shareholders:
Net investment income	(0.02)		(0.01)		(0.00	)(B)	(0.00	)(B)	(0.02)	(0.01)

Net asset value, end of period/year	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total return	2.16	%(C)	1.39%		0.00%		0.25%		1.70%	0.78%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$661,928		$670,946		$552,199		$671,955		$386,123	$370,614
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.53	%(D)	0.53%		0.54%		0.62%		0.54%	0.57%
Including waiver and/or reimbursement and recapture	0.41	%(D)(E)	0.24	%(E)	0.07	%(E)	0.27	%(E)	0.54%	1.05	%(F)
Net investment income (loss) to average net assets	4.32	%(D)	1.47%		0.00	%(G)	0.17%		1.70%	0.84%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.
(E)	Transamerica Asset Management, Inc. or any of its affiliates may voluntarily waive fees and/or reimburse expenses of the class in an effort to prevent the class’s yield from falling below zero. Any such voluntary waiver or expense reimbursement may be discontinued by Transamerica Asset Management, Inc. or its affiliates at any time. Transamerica Asset Management, Inc. is entitled to reimbursement by the class of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding the contractual expense cap for the class. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(F)	Amounts recaptured by Transamerica Asset Management, Inc. under the voluntary yield waiver in certain cases exceeded the expense limit under the contractual expense arrangement. These earlier recaptures were discontinued by Transamerica Asset Management, Inc. as of June 30, 2018. See the Fees and Other Affiliated Transactions section of the Notes to Financial Statements for more information.
(G)	Rounds to less than 0.01% or (0.01)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Government Money Market VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2023 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio values all security positions using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: General market conditions, overall economic trends or events, such as real or perceived adverse economic, political or regulatory conditions, recessions, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, lack of liquidity or other disruptions in the bond markets, or other adverse market events and conditions could cause the value of your investment in the Portfolio, or its yield, to decline. While the Portfolio seeks to maintain a $1.00 share price, when market prices fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Government money market fund risk: The Portfolio operates as a “government” money market portfolio under applicable federal regulations. The Portfolio continues to use the special pricing and valuation conventions that currently facilitate a stable share price of $1.00, although there is no guarantee that the Portfolio will be able to maintain a $1.00 share price. The Portfolio does not currently intend to avail itself of the ability to impose “liquidity fees” and/or “redemption gates” on fund redemptions, as permitted under the applicable regulations. However, the Board reserves the right, with notice to shareholders, to change this policy, thereby permitting the Portfolio to impose such fees and gates in the future.

Repurchase agreements risk: In a repurchase agreement, the Portfolio purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Portfolio at a later date, and at a specified price. The securities purchased serve as the Portfolio’s collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the Portfolio is entitled to sell the securities, but the Portfolio may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the Portfolio will not have a right to the securities, or the immediate right to sell the securities.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $1 billion	0.24%
Over $1 billion up to $3 billion	0.22
Over $3 billion	0.21

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.38%	May 1, 2024
Service Class	0.63	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

Additionally, TAM or any of its affiliates may voluntarily waive fees and/or reimburse expenses of one or more classes of the Portfolio to such level(s) as the Trust’s officers may reasonably determine from time to time in an effort to prevent the Portfolio’s yield from falling below zero. Any such voluntary waiver or expense reimbursement is in addition to any contractual expense limitation arrangements in effect from time to time and may be discontinued by TAM or its affiliates at any time. TAM is entitled to reimbursement by the applicable class(es) of the Portfolio of amounts voluntarily waived and/or reimbursed during the previous 36 months so long as the reimbursement does not result in the class’s effective daily yield being negative. Any such reimbursement may result in the class’s expenses exceeding

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

the contractual expense cap for the class. TAM or its affiliates may request that financial intermediaries reduce or waive amounts payable to those intermediaries with respect to services rendered to the Portfolio or its shareholders, and those reductions or waivers may reduce the amounts waived and/or reimbursed by TAM under the contractual and/or voluntary waiver arrangements with respect to the Portfolio. There can be no assurance that the Portfolio will be able to prevent a negative yield.

Voluntarily waived and/or reimbursed expenses related to the maintenance of the yield are included in Expenses waived and/or reimbursed, and amounts recaptured by TAM under the voluntary yield waiver are included in Recapture of previously waived and/or reimbursed fees, in each case included in the Statement of Operations included in this shareholder report. The actual expense ratio of each class of the Portfolio, including any amounts waived and/or reimbursed and any amounts recaptured under the voluntary yield waiver, are shown in the “Ratio and supplemental data” section in the Portfolio’s Financial Highlights in this shareholder report.

For the 36-month period ended June 30, 2023, the amounts waived by TAM due to the maintenance of the yield are as follows:

	Amounts Waived
	2020	2021	2022	2023	Total
Initial Class	$245,822	$489,368	$76,738	$—	$811,928
Service Class	743,940	1,356,271	221,781	—	2,321,992

As of June 30, 2023, the balances available for recapture by TAM due to the maintenance of the yield are as follows:

	Amounts Available
	2020	2021	2022	2023	Total
Initial Class	$244,584	$489,318	$76,738	$—	$810,640
Service Class	740,950	1,356,261	221,781	—	2,318,992

For the 36-month period ended June 30, 2023, the amounts waived from financial intermediaries are as follows:

	Amounts Waived
	2020 (A)	2021 (A)	2022 (A)	2023 (A)	Total
Service Class	$1,338,997	$1,549,979	$1,574,004	$411,092	$4,874,072

(A)	Not subject to recapture.

For the 36-month period ended June 30, 2023, the amounts waived by TAM due to the operating expense limitation are as follows:

	Amounts Waived
	2020	2021	2022	2023	Total
Initial Class	$15,993	$—	$—	$—	$15,993
Service Class	48,814	—	—	—	48,814

As of June 30, 2023, there are no amounts available for recapture by TAM due to the operating expense limitation.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Government Money Market VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

7. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$879,325,445	$—	$—	$—

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Government Money Market VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Government Money Market VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against a peer universe of comparable mutual funds, as prepared by Broadridge, for various

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Government Money Market VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds, and further noted the relatively close spread in performance among the money market funds in the peer universe over certain periods.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3- and 10-year periods and below the median for the past 5-year period. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2018 pursuant to its current investment strategies. The Trustees noted that the Portfolio transitioned from a “prime” money market portfolio to a “government” money market portfolio on May 1, 2016.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Government Money Market VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Conservative VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,060.00	$2.50	$1,022.40	$2.46	0.49%
Service Class	1,000.00	1,058.00	3.78	1,021.10	3.71	0.74

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	57.7%
U.S. Equity Funds	28.3
International Equity Funds	12.0
Other Investment Company	5.6
Repurchase Agreement	2.0
Net Other Assets (Liabilities)	(5.6)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.0%
International Equity Funds - 12.0%
iShares Core MSCI EAFE ETF	161,062	$10,871,685
iShares MSCI EAFE ETF	244,181	17,703,122

		28,574,807

U.S. Equity Funds - 28.3%
iShares Core S&P 500 ETF	129,551	57,742,176
iShares Russell 2000 ETF (A)	52,564	9,843,660

		67,585,836

U.S. Fixed Income Funds - 57.7%
iShares 7-10 Year Treasury Bond ETF	381,196	36,823,533
iShares Core U.S. Aggregate Bond ETF	697,204	68,291,132
iShares iBoxx $ Investment Grade Corporate Bond ETF	116,498	12,598,094
iShares Short Treasury Bond ETF (A)	22,168	2,448,456
iShares U.S. Treasury Bond ETF (A)	771,868	17,675,777

		137,836,992

Total Exchange-Traded Funds (Cost $247,998,800)		233,997,635

	Shares	Value
OTHER INVESTMENT COMPANY - 5.6%
Securities Lending Collateral - 5.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (B)	13,263,612	$ 13,263,612

Total Other Investment Company (Cost $13,263,612)		13,263,612

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 2.30% (B), dated 06/30/2023, to be repurchased at $4,833,085 on 07/03/2023. Collateralized by a U.S. Government Obligation, 4.63%, due 03/15/2026, and with a value of $4,928,868.	$4,832,159	4,832,159

Total Repurchase Agreement (Cost $4,832,159)		4,832,159

Total Investments (Cost $266,094,571)		252,093,406
Net Other Assets (Liabilities) - (5.6)%		(13,344,025)

Net Assets - 100.0%		$238,749,381

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$233,997,635	$—	$—	$233,997,635
Other Investment Company	13,263,612	—	—	13,263,612
Repurchase Agreement	—	4,832,159	—	4,832,159

Total Investments	$247,261,247	$4,832,159	$—	$252,093,406

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $12,986,557, collateralized by cash collateral of $13,263,612. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2023.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Unaffiliated investments, at value (cost $261,262,412) (including securities loaned of $12,986,557)	$247,261,247
Repurchase agreement, at value (cost $4,832,159)	4,832,159
Receivables and other assets:
Investments sold	1,919,605
Net income from securities lending	4,913
Shares of beneficial interest sold	286
Interest	309
Prepaid expenses	1,200

Total assets	254,019,719

Liabilities:
Cash collateral received upon return of:
Securities on loan	13,263,612
Payables and other liabilities:
Investments purchased	1,774,110
Shares of beneficial interest redeemed	62,629
Investment management fees	87,780
Distribution and service fees	48,189
Transfer agent costs	327
Trustee and CCO fees	888
Audit and tax fees	9,523
Custody fees	1,437
Legal fees	4,248
Printing and shareholder reports fees	8,350
Other accrued expenses	9,245

Total liabilities	15,270,338

Net assets	$238,749,381

Net assets consist of:
Capital stock ($0.01 par value)	$272,717
Additional paid-in capital	271,173,975
Total distributable earnings (accumulated losses)	(32,697,311)

Net assets	$238,749,381

Net assets by class:
Initial Class	$4,189,040
Service Class	234,560,341

Shares outstanding:
Initial Class	474,630
Service Class	26,797,101

Net asset value and offering price per share:
Initial Class	$8.83
Service Class	8.75

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$2,869,505
Interest income from unaffiliated investments	37,155
Net income from securities lending	30,726

Total investment income	2,937,386

Expenses:
Investment management fees	595,522
Distribution and service fees:
Service Class	292,645
Transfer agent costs	1,466
Trustee and CCO fees	4,689
Audit and tax fees	10,022
Custody fees	1,748
Legal fees	7,903
Printing and shareholder reports fees	13,538
Other	15,994

Total expenses before waiver and/or reimbursement and recapture	943,527

Expenses waived and/or reimbursed:
Initial Class	(1,078)
Service Class	(61,624)

Net expenses	880,825

Net investment income (loss)	2,056,561

Net realized gain (loss) on:
Unaffiliated investments	(1,929,188)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	13,512,288

Net realized and change in unrealized gain (loss)	11,583,100

Net increase (decrease) in net assets resulting from operations	$13,639,661

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$2,056,561	$3,425,365
Net realized gain (loss)	(1,929,188)	(22,132,306)
Net change in unrealized appreciation (depreciation)	13,512,288	(29,426,993)

Net increase (decrease) in net assets resulting from operations	13,639,661	(48,133,934)

Dividends and/or distributions to shareholders:
Initial Class	—	(629,211)
Service Class	—	(38,117,566)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(38,746,777)

Capital share transactions:
Proceeds from shares sold:
Initial Class	261,691	353,432
Service Class	4,463,298	7,164,841

	4,724,989	7,518,273

Dividends and/or distributions reinvested:
Initial Class	—	629,211
Service Class	—	38,117,566

	—	38,746,777

Cost of shares redeemed:
Initial Class	(265,898)	(701,626)
Service Class	(19,043,932)	(43,909,746)

	(19,309,830)	(44,611,372)

Net increase (decrease) in net assets resulting from capital share transactions	(14,584,841)	1,653,678

Net increase (decrease) in net assets	(945,180)	(85,227,033)

Net assets:
Beginning of period/year	239,694,561	324,921,594

End of period/year	$238,749,381	$239,694,561

Capital share transactions - shares:
Shares issued:
Initial Class	30,251	34,852
Service Class	520,277	693,842

	550,528	728,694

Shares reinvested:
Initial Class	—	73,335
Service Class	—	4,468,648

	—	4,541,983

Shares redeemed:
Initial Class	(30,646)	(69,471)
Service Class	(2,228,143)	(4,510,360)

	(2,258,789)	(4,579,831)

Net increase (decrease) in shares outstanding:
Initial Class	(395)	38,716
Service Class	(1,707,866)	652,130

	(1,708,261)	690,846

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021		December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$8.33		$11.56		$11.23		$10.89	$10.82	$11.32

Investment operations:
Net investment income (loss) (A)	0.09		0.15		0.15		0.14	0.23	0.23
Net realized and unrealized gain (loss)	0.41		(1.84)		0.52		0.60	0.97	(0.52)

Total investment operations	0.50		(1.69)		0.67		0.74	1.20	(0.29)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.17)		(0.16)		(0.24)	(0.26)	(0.21)
Net realized gains	—		(1.37)		(0.18)		(0.16)	(0.87)	—

Total dividends and/or distributions to shareholders	—		(1.54)		(0.34)		(0.40)	(1.13)	(0.21)

Net asset value, end of period/year	$8.83		$8.33		$11.56		$11.23	$10.89	$10.82

Total return	6.00	%(B)	(15.06)%		5.98%		6.99%	11.47%	(2.61)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,189		$3,956		$5,046		$4,631	$4,481	$4,195
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.55	%(D)	0.54%		0.58%		0.59%	0.59%	0.58%
Including waiver and/or reimbursement and recapture	0.49	%(D)(E)(F)	0.49	%(F)	0.57	%(F)	0.59%	0.59%	0.58%
Net investment income (loss) to average net assets	1.99	%(D)	1.52%		1.31%		1.31%	2.06%	2.07%
Portfolio turnover rate	39	%(B)	145%		146%		82%	151%	135%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	TAM has contractually agreed, through May 1, 2024, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.
(F)	TAM contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021		December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$8.27		$11.48		$11.15		$10.82	$10.75	$11.25

Investment operations:
Net investment income (loss) (A)	0.07		0.12		0.12		0.11	0.20	0.20
Net realized and unrealized gain (loss)	0.41		(1.83)		0.52		0.59	0.97	(0.52)

Total investment operations	0.48		(1.71)		0.64		0.70	1.17	(0.32)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.13)		(0.13)		(0.21)	(0.23)	(0.18)
Net realized gains	—		(1.37)		(0.18)		(0.16)	(0.87)	—

Total dividends and/or distributions to shareholders	—		(1.50)		(0.31)		(0.37)	(1.10)	(0.18)

Net asset value, end of period/year	$8.75		$8.27		$11.48		$11.15	$10.82	$10.75

Total return	5.80	%(B)	(15.29)%		5.74%		6.65%	11.23%	(2.89)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$234,560		$235,739		$319,876		$343,723	$366,838	$374,831
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.80	%(D)	0.79%		0.83%		0.84%	0.84%	0.83%
Including waiver and/or reimbursement and recapture	0.74	%(D)(E)(F)	0.74	%(F)	0.82	%(F)	0.84%	0.84%	0.83%
Net investment income (loss) to average net assets	1.72	%(D)	1.26%		1.03%		1.04%	1.80%	1.78%
Portfolio turnover rate	39	%(B)	145%		146%		82%	151%	135%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	TAM has contractually agreed, through May 1, 2024, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.
(F)	TAM contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Active Asset Allocation – Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$13,263,612	$—	$—	$—	$13,263,612
Total Borrowings	$13,263,612	$—	$—	$—	$13,263,612

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK FACTORS (continued)

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying ETFs may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect. The available underlying ETFs selected by the sub-adviser may underperform the market or similar portfolios.

Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints (A)	Rate
First $500 million	0.5000%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $2.5 billion	0.4725
Over $2.5 billion up to $3.5 billion	0.4650
Over $3.5 billion up to $4.5 billion	0.4525
Over $4.5 billion	0.4400

(A)	TAM has contractually agreed, through May 1, 2024, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.55%	May 1, 2024
Service Class	0.80	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 92,720,952	$ 103,792,782

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 266,094,571	$ 6,727,805	$ (20,728,970)	$ (14,001,165)

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Active Asset Allocation – Conservative VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2021 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,110.90	$2.72	$1,022.20	$2.61	0.52%
Service Class	1,000.00	1,109.40	4.03	1,021.00	3.86	0.77

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	54.6%
U.S. Fixed Income Funds	24.1
International Equity Funds	20.9
Other Investment Company	8.1
Repurchase Agreement	1.6
Net Other Assets (Liabilities)	(9.3)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.6%
International Equity Funds - 20.9%
iShares Core MSCI EAFE ETF	443,424	$29,931,120
iShares MSCI EAFE ETF	625,297	45,334,033

		75,265,153

U.S. Equity Funds - 54.6%
iShares Core S&P 500 ETF	382,835	170,633,388
iShares Russell 2000 ETF (A)	141,663	26,529,230

		197,162,618

U.S. Fixed Income Funds - 24.1%
iShares 7-10 Year Treasury Bond ETF	287,523	27,774,722
iShares Core U.S. Aggregate Bond ETF	458,560	44,915,952
iShares iBoxx $ Investment Grade Corporate Bond ETF	73,482	7,946,343
iShares Short Treasury Bond ETF (A)	25,583	2,825,642
iShares U.S. Treasury Bond ETF	156,813	3,591,018

		87,053,677

Total Exchange-Traded Funds (Cost $340,028,793)		359,481,448

	Shares	Value
OTHER INVESTMENT COMPANY - 8.1%
Securities Lending Collateral - 8.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (B)	29,527,025	$ 29,527,025

Total Other Investment Company (Cost $29,527,025)		29,527,025

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
Fixed Income Clearing Corp., 2.30% (B), dated 06/30/2023, to be repurchased at $5,732,852 on 07/03/2023. Collateralized by a U.S. Government Obligation, 4.63%, due 03/15/2026, and with a value of $5,846,428.	$5,731,753	5,731,753

Total Repurchase Agreement (Cost $5,731,753)		5,731,753

Total Investments (Cost $375,287,571)		394,740,226
Net Other Assets (Liabilities) - (9.3)%		(33,743,839)

Net Assets - 100.0%		$360,996,387

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$359,481,448	$—	$—	$359,481,448
Other Investment Company	29,527,025	—	—	29,527,025
Repurchase Agreement	—	5,731,753	—	5,731,753

Total Investments	$389,008,473	$5,731,753	$—	$394,740,226

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $28,913,688, collateralized by cash collateral of $29,527,025. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2023.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Unaffiliated investments, at value (cost $369,555,818) (including securities loaned of $28,913,688)	$389,008,473
Repurchase agreement, at value (cost $5,731,753)	5,731,753
Receivables and other assets:
Investments sold	2,166,986
Net income from securities lending	9,393
Interest	366
Prepaid expenses	1,759

Total assets	396,918,730

Liabilities:
Cash collateral received upon return of:
Securities on loan	29,527,025
Payables and other liabilities:
Investments purchased	5,987,078
Shares of beneficial interest redeemed	131,395
Investment management fees	131,263
Distribution and service fees	68,542
Transfer agent costs	438
Trustee and CCO fees	1,149
Audit and tax fees	9,959
Custody fees	8,334
Legal fees	6,099
Printing and shareholder reports fees	40,206
Other accrued expenses	10,855

Total liabilities	35,922,343

Net assets	$360,996,387

Net assets consist of:
Capital stock ($0.01 par value)	$366,631
Additional paid-in capital	407,501,921
Total distributable earnings (accumulated losses)	(46,872,165)

Net assets	$360,996,387

Net assets by class:
Initial Class	$23,684,748
Service Class	337,311,639

Shares outstanding:
Initial Class	2,386,449
Service Class	34,276,607

Net asset value and offering price per share:
Initial Class	$9.92
Service Class	9.84

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$3,774,284
Interest income from unaffiliated investments	16,398
Net income from securities lending	62,563

Total investment income	3,853,245

Expenses:
Investment management fees	877,980
Distribution and service fees:
Service Class	410,809
Transfer agent costs	2,124
Trustee and CCO fees	6,460
Audit and tax fees	10,696
Custody fees	18,145
Legal fees	11,444
Printing and shareholder reports fees	65,726
Other	18,445

Total expenses before waiver and/or reimbursement and recapture	1,421,829

Expenses waived and/or reimbursed:
Initial Class	(5,934)
Service Class	(86,507)

Net expenses	1,329,388

Net investment income (loss)	2,523,857

Net realized gain (loss) on:
Unaffiliated investments	(84,355)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	34,425,853

Net realized and change in unrealized gain (loss)	34,341,498

Net increase (decrease) in net assets resulting from operations	$36,865,355

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$2,523,857	$4,937,009
Net realized gain (loss)	(84,355)	(73,173,926)
Net change in unrealized appreciation (depreciation)	34,425,853	(17,887,770)

Net increase (decrease) in net assets resulting from operations	36,865,355	(86,124,687)

Dividends and/or distributions to shareholders:
Initial Class	—	(1,411,591)
Service Class	—	(20,703,776)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(22,115,367)

Capital share transactions:
Proceeds from shares sold:
Initial Class	641,332	1,024,437
Service Class	2,892,540	3,622,184

	3,533,872	4,646,621

Dividends and/or distributions reinvested:
Initial Class	—	1,411,591
Service Class	—	20,703,776

	—	22,115,367

Cost of shares redeemed:
Initial Class	(1,263,439)	(1,490,399)
Service Class	(21,908,610)	(57,178,823)

	(23,172,049)	(58,669,222)

Net increase (decrease) in net assets resulting from capital share transactions	(19,638,177)	(31,907,234)

Net increase (decrease) in net assets	17,227,178	(140,147,288)

Net assets:
Beginning of period/year	343,769,209	483,916,497

End of period/year	$360,996,387	$343,769,209

Capital share transactions - shares:
Shares issued:
Initial Class	67,845	102,474
Service Class	304,376	368,200

	372,221	470,674

Shares reinvested:
Initial Class	—	151,947
Service Class	—	2,243,096

	—	2,395,043

Shares redeemed:
Initial Class	(133,606)	(149,395)
Service Class	(2,333,387)	(5,866,577)

	(2,466,993)	(6,015,972)

Net increase (decrease) in shares outstanding:
Initial Class	(65,761)	105,026
Service Class	(2,029,011)	(3,255,281)

	(2,094,772)	(3,150,255)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021		December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$8.93		$11.63		$10.86		$11.54	$11.32	$12.19

Investment operations:
Net investment income (loss) (A)	0.08		0.15		0.14		0.08	0.21	0.21
Net realized and unrealized gain (loss)	0.91		(2.24)		0.72		(0.31)	1.05	(0.89)

Total investment operations	0.99		(2.09)		0.86		(0.23)	1.26	(0.68)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.16)		(0.09)		(0.23)	(0.24)	(0.19)
Net realized gains	—		(0.45)		—		(0.22)	(0.80)	—

Total dividends and/or distributions to shareholders	—		(0.61)		(0.09)		(0.45)	(1.04)	(0.19)

Net asset value, end of period/year	$9.92		$8.93		$11.63		$10.86	$11.54	$11.32

Total return	11.09	%(B)	(18.16)%		7.94%		(1.85)%	11.59%	(5.67)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$23,685		$21,899		$27,300		$26,178	$28,494	$27,579
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.58	%(D)	0.53%		0.58%		0.58%	0.58%	0.57%
Including waiver and/or reimbursement and recapture	0.52	%(D)(E)(F)	0.48	%(F)	0.57	%(F)	0.58%	0.58%	0.57%
Net investment income (loss) to average net assets	1.69	%(D)	1.52%		1.29%		0.79%	1.79%	1.72%
Portfolio turnover rate	27	%(B)	309%		268%		105%	205%	323%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	TAM has contractually agreed, through May 1, 2024, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.
(F)	TAM contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021		December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$8.87		$11.54		$10.78		$11.45	$11.23	$12.10

Investment operations:
Net investment income (loss) (A)	0.07		0.12		0.11		0.06	0.18	0.17
Net realized and unrealized gain (loss)	0.90		(2.21)		0.71		(0.31)	1.04	(0.88)

Total investment operations	0.97		(2.09)		0.82		(0.25)	1.22	(0.71)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.13)		(0.06)		(0.20)	(0.20)	(0.16)
Net realized gains	—		(0.45)		—		(0.22)	(0.80)	—

Total dividends and/or distributions to shareholders	—		(0.58)		(0.06)		(0.42)	(1.00)	(0.16)

Net asset value, end of period/year	$9.84		$8.87		$11.54		$10.78	$11.45	$11.23

Total return	10.94	%(B)	(18.31)%		7.62%		(2.08)%	11.36%	(5.95)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$337,311		$321,870		$456,616		$489,266	$574,986	$593,734
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.83	%(D)	0.78%		0.83%		0.83%	0.83%	0.82%
Including waiver and/or reimbursement and recapture	0.77	%(D)(E)(F)	0.73	%(F)	0.82	%(F)	0.83%	0.83%	0.82%
Net investment income (loss) to average net assets	1.42	%(D)	1.24%		1.00%		0.53%	1.54%	1.45%
Portfolio turnover rate	27	%(B)	309%		268%		105%	205%	323%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	TAM has contractually agreed, through May 1, 2024, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.
(F)	TAM contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$29,527,025	$—	$—	$—	$29,527,025
Total Borrowings	$29,527,025	$—	$—	$—	$29,527,025

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK FACTORS (continued)

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying ETFs may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect. The available underlying ETFs selected by the sub-adviser may underperform the market or similar portfolios.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints (A)	Rate
First $500 million	0.5000%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $2.5 billion	0.4725
Over $2.5 billion up to $3.5 billion	0.4650
Over $3.5 billion up to $4.5 billion	0.4525
Over $4.5 billion	0.4400

(A)	TAM has contractually agreed, through May 1, 2024, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.55%	May 1, 2024
Service Class	0.80	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 95,123,660	$ 96,375,556

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 375,287,571	$ 27,227,982	$ (7,775,327)	$ 19,452,655

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2021 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the median for its peer group and below the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation – Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Moderate VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,079.80	$2.42	$1,022.50	$2.36	0.47%
Service Class	1,000.00	1,078.30	3.71	1,021.20	3.61	0.72

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	42.7%
U.S. Equity Funds	39.4
International Equity Funds	15.9
Other Investment Company	5.1
Repurchase Agreement	2.1
Net Other Assets (Liabilities)	(5.2)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Moderate VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.0%
International Equity Funds - 15.9%
iShares Core MSCI EAFE ETF	695,118	$46,920,465
iShares MSCI EAFE ETF	1,389,912	100,768,620

		147,689,085

U.S. Equity Funds - 39.4%
iShares Core S&P 500 ETF	713,865	318,176,769
iShares Russell 2000 ETF (A)	251,142	47,031,363

		365,208,132

U.S. Fixed Income Funds - 42.7%
iShares 7-10 Year Treasury Bond ETF	1,194,969	115,434,005
iShares Core U.S. Aggregate Bond ETF	1,924,463	188,501,151
iShares iBoxx $ Investment Grade Corporate Bond ETF	334,217	36,142,226
iShares Short Treasury Bond ETF	59,428	6,563,823
iShares U.S. Treasury Bond ETF	2,170,058	49,694,328

		396,335,533

Total Exchange-Traded Funds (Cost $916,887,233)		909,232,750

	Shares	Value
OTHER INVESTMENT COMPANY - 5.1%
Securities Lending Collateral - 5.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (B)	47,550,488	$ 47,550,488

Total Other Investment Company (Cost $47,550,488)		47,550,488

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
Fixed Income Clearing Corp., 2.30% (B), dated 06/30/2023, to be repurchased at $19,086,797 on 07/03/2023. Collateralized by a U.S. Government Obligation, 4.63%, due 03/15/2026, and with a value of $19,464,821.	$19,083,139	19,083,139

Total Repurchase Agreement (Cost $19,083,139)		19,083,139

Total Investments (Cost $983,520,860)		975,866,377
Net Other Assets (Liabilities) - (5.2)%		(48,099,184)

Net Assets - 100.0%		$927,767,193

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$909,232,750	$—	$—	$909,232,750
Other Investment Company	47,550,488	—	—	47,550,488
Repurchase Agreement	—	19,083,139	—	19,083,139

Total Investments	$956,783,238	$19,083,139	$—	$975,866,377

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $46,560,940, collateralized by cash collateral of $47,550,488. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2023.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Moderate VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Unaffiliated investments, at value (cost $964,437,721) (including securities loaned of $46,560,940)	$956,783,238
Repurchase agreement, at value (cost $19,083,139)	19,083,139
Receivables and other assets:
Investments sold	8,679,531
Net income from securities lending	16,031
Shares of beneficial interest sold	220,279
Interest	1,219
Prepaid expenses	4,626

Total assets	984,788,063

Liabilities:
Cash collateral received upon return of:
Securities on loan	47,550,488
Payables and other liabilities:
Investments purchased	8,799,731
Shares of beneficial interest redeemed	67,637
Investment management fees	335,129
Distribution and service fees	188,768
Transfer agent costs	1,219
Trustee and CCO fees	3,290
Audit and tax fees	12,232
Custody fees	7,288
Legal fees	16,134
Printing and shareholder reports fees	18,918
Other accrued expenses	20,036

Total liabilities	57,020,870

Net assets	$927,767,193

Net assets consist of:
Capital stock ($0.01 par value)	$976,139
Additional paid-in capital	1,057,693,076
Total distributable earnings (accumulated losses)	(130,902,022)

Net assets	$927,767,193

Net assets by class:
Initial Class	$2,226,419
Service Class	925,540,774

Shares outstanding:
Initial Class	231,668
Service Class	97,382,254

Net asset value and offering price per share:
Initial Class	$9.61
Service Class	9.50

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$10,141,796
Interest income from unaffiliated investments	117,943
Net income from securities lending	107,959

Total investment income	10,367,698

Expenses:
Investment management fees	2,271,625
Distribution and service fees:
Service Class	1,143,619
Transfer agent costs	5,614
Trustee and CCO fees	18,092
Audit and tax fees	14,844
Custody fees	7,832
Legal fees	30,183
Printing and shareholder reports fees	32,165
Other	31,716

Total expenses before waiver and/or reimbursement and recapture	3,555,690

Expenses waived and/or reimbursed:
Initial Class	(573)
Service Class	(240,820)

Net expenses	3,314,297

Net investment income (loss)	7,053,401

Net realized gain (loss) on:
Unaffiliated investments	(2,032,797)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	64,593,598

Net realized and change in unrealized gain (loss)	62,560,801

Net increase (decrease) in net assets resulting from operations	$69,614,202

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Moderate VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$7,053,401	$13,506,533
Net realized gain (loss)	(2,032,797)	(141,265,403)
Net change in unrealized appreciation (depreciation)	64,593,598	(79,398,061)

Net increase (decrease) in net assets resulting from operations	69,614,202	(207,156,931)

Dividends and/or distributions to shareholders:
Initial Class	—	(298,548)
Service Class	—	(138,334,254)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(138,632,802)

Capital share transactions:
Proceeds from shares sold:
Initial Class	274,155	181,564
Service Class	3,745,281	3,522,992

	4,019,436	3,704,556

Dividends and/or distributions reinvested:
Initial Class	—	298,548
Service Class	—	138,334,254

	—	138,632,802

Cost of shares redeemed:
Initial Class	(256,897)	(432,927)
Service Class	(59,953,869)	(134,896,693)

	(60,210,766)	(135,329,620)

Net increase (decrease) in net assets resulting from capital share transactions	(56,191,330)	7,007,738

Net increase (decrease) in net assets	13,422,872	(338,781,995)

Net assets:
Beginning of period/year	914,344,321	1,253,126,316

End of period/year	$927,767,193	$914,344,321

Capital share transactions - shares:
Shares issued:
Initial Class	29,519	17,370
Service Class	401,384	325,526

	430,903	342,896

Shares reinvested:
Initial Class	—	32,380
Service Class	—	15,135,039

	—	15,167,419

Shares redeemed:
Initial Class	(27,219)	(39,562)
Service Class	(6,530,897)	(13,215,226)

	(6,558,116)	(13,254,788)

Net increase (decrease) in shares outstanding:
Initial Class	2,300	10,188
Service Class	(6,129,513)	2,245,339

	(6,127,213)	2,255,527

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Moderate VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021		December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$8.90		$12.46		$11.61		$11.67	$11.50	$12.18

Investment operations:
Net investment income (loss) (A)	0.08		0.16		0.16		0.12	0.23	0.23
Net realized and unrealized gain (loss)	0.63		(2.21)		0.83		0.27	1.04	(0.71)

Total investment operations	0.71		(2.05)		0.99		0.39	1.27	(0.48)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.18)		(0.14)		(0.24)	(0.26)	(0.20)
Net realized gains	—		(1.33)		—		(0.21)	(0.84)	—

Total dividends and/or distributions to shareholders	—		(1.51)		(0.14)		(0.45)	(1.10)	(0.20)

Net asset value, end of period/year	$9.61		$8.90		$12.46		$11.61	$11.67	$11.50

Total return	7.98	%(B)	(16.86)%		8.52%		3.59%	11.43%	(3.98)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,226		$2,042		$2,732		$2,496	$2,710	$2,454
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.53	%(D)	0.52%		0.56%		0.56%	0.56%	0.56%
Including waiver and/or reimbursement and recapture	0.47	%(D)(E)(F)	0.47	%(F)	0.55	%(F)	0.56%	0.56%	0.56%
Net investment income (loss) to average net assets	1.81	%(D)	1.56%		1.32%		1.11%	1.98%	1.95%
Portfolio turnover rate	37	%(B)	245%		196%		99%	179%	214%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	TAM has contractually agreed, through May 1, 2024, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.
(F)	TAM contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021		December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$8.81		$12.35		$11.50		$11.57	$11.41	$12.08

Investment operations:
Net investment income (loss) (A)	0.07		0.13		0.12		0.10	0.20	0.20
Net realized and unrealized gain (loss)	0.62		(2.20)		0.84		0.25	1.02	(0.70)

Total investment operations	0.69		(2.07)		0.96		0.35	1.22	(0.50)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.14)		(0.11)		(0.21)	(0.22)	(0.17)
Net realized gains	—		(1.33)		—		(0.21)	(0.84)	—

Total dividends and/or distributions to shareholders	—		(1.47)		(0.11)		(0.42)	(1.06)	(0.17)

Net asset value, end of period/year	$9.50		$8.81		$12.35		$11.50	$11.57	$11.41

Total return	7.83	%(B)	(17.14)%		8.33%		3.25%	11.13%	(4.17)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$925,541		$912,302		$1,250,394		$1,319,740	$1,422,002	$1,420,675
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.78	%(D)	0.77%		0.81%		0.81%	0.81%	0.81%
Including waiver and/or reimbursement and recapture	0.72	%(D)(E)(F)	0.72	%(F)	0.80	%(F)	0.81%	0.81%	0.81%
Net investment income (loss) to average net assets	1.54	%(D)	1.31%		1.04%		0.87%	1.72%	1.68%
Portfolio turnover rate	37	%(B)	245%		196%		99%	179%	214%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	TAM has contractually agreed, through May 1, 2024, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.
(F)	TAM contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Moderate VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Active Asset Allocation – Moderate VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$47,550,488	$—	$—	$—	$47,550,488
Total Borrowings	$47,550,488	$—	$—	$—	$47,550,488

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK FACTORS (continued)

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying ETFs may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect. The available underlying ETFs selected by the sub-adviser may underperform the market or similar portfolios.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints (A)	Rate
First $500 million	0.5000%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $2.5 billion	0.4725
Over $2.5 billion up to $3.5 billion	0.4650
Over $3.5 billion up to $4.5 billion	0.4525
Over $4.5 billion	0.4400

(A)	TAM has contractually agreed, through May 1, 2024, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.55%	May 1, 2024
Service Class	0.80	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.
As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 336,752,784	$ 380,382,153

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 983,520,860	$ 44,225,848	$ (51,880,331)	$ (7,654,483)

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Active Asset Allocation – Moderate VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2021 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Active Asset Allocation –  Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,077.10	$3.76	$1,021.20	$3.66	0.73%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	46.2%
U.S. Equity Fund	35.7
International Equity Funds	15.2
Repurchase Agreement	2.2
Other Investment Company	0.2
Net Other Assets (Liabilities)	0.5
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 97.1%
International Equity Funds - 15.2%
iShares Core MSCI EAFE ETF	605,797	$40,891,297
iShares MSCI EAFE ETF	1,024,778	74,296,405

		115,187,702

U.S. Equity Fund - 35.7%
iShares Core S&P 500 ETF	607,598	270,812,505

U.S. Fixed Income Funds - 46.2%
iShares 7-10 Year Treasury Bond ETF	1,764,714	170,471,373
iShares Core U.S. Aggregate Bond ETF	1,178,087	115,393,622
iShares iBoxx $ Investment Grade Corporate Bond ETF	191,487	20,707,404
iShares Short Treasury Bond ETF (A)	139,074	15,360,723
iShares U.S. Treasury Bond ETF	1,219,608	27,929,023

		349,862,145

Total Exchange-Traded Funds (Cost $743,062,121)		735,862,352

OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (B)	1,652,351	1,652,351

Total Other Investment Company (Cost $1,652,351)		1,652,351

	Principal	Value
REPURCHASE AGREEMENT - 2.2%
Fixed Income Clearing Corp., 2.30% (B), dated 06/30/2023, to be repurchased at $16,461,667 on 07/03/2023. Collateralized by a U.S. Government Obligation, 4.63%, due 03/15/2026, and with a value of $16,787,741.	$16,458,512	$ 16,458,512

Total Repurchase Agreement (Cost $16,458,512)		16,458,512

Total Investments (Cost $761,172,984)		753,973,215
Net Other Assets (Liabilities) - 0.5%		3,601,769

Net Assets - 100.0%		$757,574,984

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$735,862,352	$—	$—	$735,862,352
Other Investment Company	1,652,351	—	—	1,652,351
Repurchase Agreement	—	16,458,512	—	16,458,512

Total Investments	$737,514,703	$16,458,512	$—	$753,973,215

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $1,618,645, collateralized by cash collateral of $1,652,351. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2023.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Unaffiliated investments, at value (cost $744,714,472) (including securities loaned of $1,618,645)	$737,514,703
Repurchase agreement, at value (cost $16,458,512)	16,458,512
Receivables and other assets:
Investments sold	9,224,620
Net income from securities lending	5,421
Interest	1,051
Prepaid expenses	3,811

Total assets	763,208,118

Liabilities:
Cash collateral received upon return of:
Securities on loan	1,652,351
Payables and other liabilities:
Investments purchased	2,794,629
Shares of beneficial interest redeemed	675,271
Investment management fees	276,130
Distribution and service fees	155,496
Transfer agent costs	994
Trustee and CCO fees	2,725
Audit and tax fees	13,145
Custody fees	17,288
Legal fees	13,176
Printing and shareholder reports fees	14,123
Other accrued expenses	17,806

Total liabilities	5,633,134

Net assets	$757,574,984

Net assets consist of:
Capital stock ($0.01 par value)	$742,968
Additional paid-in capital	828,505,184
Total distributable earnings (accumulated losses)	(71,673,168)

Net assets	$757,574,984

Shares outstanding	74,296,807

Net asset value and offering price per share	$10.20

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$8,321,667
Interest income from unaffiliated investments	170,366
Net income from securities lending	43,173

Total investment income	8,535,206

Expenses:
Investment management fees	1,873,992
Distribution and service fees	943,468
Transfer agent costs	4,612
Trustee and CCO fees	15,590
Audit and tax fees	13,564
Custody fees	23,601
Legal fees	24,736
Printing and shareholder reports fees	30,638
Other	28,961

Total expenses before waiver and/or reimbursement and recapture	2,959,162

Expense waived and/or reimbursed	(198,673)

Net expenses	2,760,489

Net investment income (loss)	5,774,717

Net realized gain (loss) on:
Unaffiliated investments	839,487

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	49,834,788

Net realized and change in unrealized gain (loss)	50,674,275

Net increase (decrease) in net assets resulting from operations	$56,448,992

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$5,774,717	$10,335,878
Net realized gain (loss)	839,487	(9,120,120)
Net change in unrealized appreciation (depreciation)	49,834,788	(157,116,327)

Net increase (decrease) in net assets resulting from operations	56,448,992	(155,900,569)

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(71,483,514)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(71,483,514)

Capital share transactions:
Proceeds from shares sold	1,619,720	3,179,949
Dividends and/or distributions reinvested	—	71,483,514
Cost of shares redeemed	(52,021,094)	(106,935,562)

Net increase (decrease) in net assets resulting from capital share transactions	(50,401,374)	(32,272,099)

Net increase (decrease) in net assets	6,047,618	(259,656,182)

Net assets:
Beginning of period/year	751,527,366	1,011,183,548

End of period/year	$757,574,984	$751,527,366

Capital share transactions - shares:
Shares issued	162,939	291,809
Shares reinvested	—	7,301,687
Shares redeemed	(5,263,626)	(10,149,008)

Net increase (decrease) in shares outstanding	(5,100,687)	(2,555,512)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021		December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$9.47		$12.34		$12.53		$12.98	$11.66	$12.23

Investment operations:
Net investment income (loss) (A)	0.07		0.13		0.12		0.07	0.20	0.19
Net realized and unrealized gain (loss)	0.66		(2.06)		1.00		(0.15)	1.66	(0.59)

Total investment operations	0.73		(1.93)		1.12		(0.08)	1.86	(0.40)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.13)		(0.07)		(0.21)	(0.21)	(0.17)
Net realized gains	—		(0.81)		(1.24)		(0.16)	(0.33)	—

Total dividends and/or distributions to shareholders	—		(0.94)		(1.31)		(0.37)	(0.54)	(0.17)

Net asset value, end of period/year	$10.20		$9.47		$12.34		$12.53	$12.98	$11.66

Total return	7.71	%(B)	(15.89)%		9.17%		(0.55)%	16.06%	(3.31)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$757,575		$751,527		$1,011,184		$1,043,546	$1,134,418	$1,069,755
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.78	%(D)	0.77%		0.84%		0.85%	0.84%	0.84%
Including waiver and/or reimbursement and recapture	0.73	%(D)(E)(F)	0.72	%(F)	0.83	%(F)	0.85%	0.84%	0.84%
Net investment income (loss) to average net assets	1.53	%(D)	1.22%		0.95%		0.58%	1.56%	1.53%
Portfolio turnover rate	30	%(B)	227%		55%		127%	14%	6%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	TAM has contractually agreed, through May 1, 2024, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.
(F)	TAM contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Dynamic Allocation – Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$1,652,351	$—	$—	$—	$1,652,351
Total Borrowings	$1,652,351	$—	$—	$—	$1,652,351

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK FACTORS (continued)

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying ETFs may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect. The available underlying ETFs selected by the sub-adviser may underperform the market or similar portfolios.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints (A)	Rate
First $500 million	0.5000%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $2.5 billion	0.4725
Over $2.5 billion up to $3.5 billion	0.4650
Over $3.5 billion up to $4.5 billion	0.4525
Over $4.5 billion	0.4400

(A)	TAM has contractually agreed, through May 1, 2024, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.80%	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 221,562,443	$ 270,516,285

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 761,172,984	$ 40,000,970	$ (47,200,739)	$ (7,199,769)

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Dynamic Allocation – Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2021 pursuant to its current investment strategies and benchmarks.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,109.20	$3.92	$1,021.10	$3.76	0.75%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Fund	50.7%
U.S. Fixed Income Funds	25.2
International Equity Funds	20.1
Repurchase Agreement	3.3
Other Investment Company	0.9
Net Other Assets (Liabilities)	(0.2)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 96.0%
International Equity Funds - 20.1%
iShares Core MSCI EAFE ETF	619,042	$41,785,335
iShares MSCI EAFE ETF (A)	371,203	26,912,218

		68,697,553

U.S. Equity Fund - 50.7%
iShares Core S&P 500 ETF	388,327	173,081,227

U.S. Fixed Income Funds - 25.2%
iShares 7-10 Year Treasury Bond ETF	446,070	43,090,362
iShares Core U.S. Aggregate Bond ETF	298,076	29,196,544
iShares iBoxx $ Investment Grade Corporate Bond ETF	51,168	5,533,308
iShares Short Treasury Bond ETF (A)	21,056	2,325,635
iShares U.S. Treasury Bond ETF (A)	250,957	5,746,915

		85,892,764

Total Exchange-Traded Funds (Cost $311,305,719)		327,671,544

OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (B)	2,991,824	2,991,824

Total Other Investment Company (Cost $2,991,824)		2,991,824

	Principal	Value
REPURCHASE AGREEMENT - 3.3%
Fixed Income Clearing Corp., 2.30% (B), dated 06/30/2023, to be repurchased at $11,223,166 on 07/03/2023. Collateralized by a U.S. Government Obligation, 4.63%, due 03/15/2026, and with a value of $11,445,453.	$11,221,015	$ 11,221,015

Total Repurchase Agreement (Cost $11,221,015)		11,221,015

Total Investments (Cost $325,518,558)		341,884,383
Net Other Assets (Liabilities) - (0.2)%		(826,720)

Net Assets - 100.0%		$341,057,663

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$327,671,544	$—	$—	$327,671,544
Other Investment Company	2,991,824	—	—	2,991,824
Repurchase Agreement	—	11,221,015	—	11,221,015

Total Investments	$330,663,368	$11,221,015	$—	$341,884,383

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,205,313, collateralized by cash collateral of $2,991,824 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,304,250. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2023.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Unaffiliated investments, at value (cost $314,297,543) (including securities loaned of $4,205,313)	$330,663,368
Repurchase agreement, at value (cost $11,221,015)	11,221,015
Receivables and other assets:
Investments sold	4,890,649
Net income from securities lending	2,135
Shares of beneficial interest sold	598
Interest	717
Prepaid expenses	1,674

Total assets	346,780,156

Liabilities:
Cash collateral received upon return of:
Securities on loan	2,991,824
Payables and other liabilities:
Investments purchased	2,450,229
Shares of beneficial interest redeemed	46,864
Investment management fees	124,631
Distribution and service fees	69,651
Transfer agent costs	418
Trustee and CCO fees	1,105
Audit and tax fees	8,022
Custody fees	9,407
Legal fees	5,754
Printing and shareholder reports fees	3,585
Other accrued expenses	11,003

Total liabilities	5,722,493

Net assets	$341,057,663

Net assets consist of:
Capital stock ($0.01 par value)	$305,277
Additional paid-in capital	352,040,061
Total distributable earnings (accumulated losses)	(11,287,675)

Net assets	$341,057,663

Shares outstanding	30,527,693

Net asset value and offering price per share	$11.17

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$3,526,568
Interest income from unaffiliated investments	97,476
Net income from securities lending	15,848

Total investment income	3,639,892

Expenses:
Investment management fees	833,924
Distribution and service fees	416,962
Transfer agent costs	2,019
Trustee and CCO fees	6,525
Audit and tax fees	10,467
Custody fees	14,167
Legal fees	10,838
Printing and shareholder reports fees	17,473
Other	19,118

Total expenses before waiver and/or reimbursement and recapture	1,331,493

Expense waived and/or reimbursed	(87,803)

Net expenses	1,243,690

Net investment income (loss)	2,396,202

Net realized gain (loss) on:
Unaffiliated investments	(1,856,985)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	34,339,608

Net realized and change in unrealized gain (loss)	32,482,623

Net increase (decrease) in net assets resulting from operations	$34,878,825

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$2,396,202	$4,247,797
Net realized gain (loss)	(1,856,985)	(4,034,108)
Net change in unrealized appreciation (depreciation)	34,339,608	(74,115,041)

Net increase (decrease) in net assets resulting from operations	34,878,825	(73,901,352)

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(38,388,003)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(38,388,003)

Capital share transactions:
Proceeds from shares sold	1,654,923	2,943,930
Dividends and/or distributions reinvested	—	38,388,003
Cost of shares redeemed	(23,038,351)	(54,019,645)

Net increase (decrease) in net assets resulting from capital share transactions	(21,383,428)	(12,687,712)

Net increase (decrease) in net assets	13,495,397	(124,977,067)

Net assets:
Beginning of period/year	327,562,266	452,539,333

End of period/year	$341,057,663	$327,562,266

Capital share transactions - shares:
Shares issued	155,163	242,400
Shares reinvested	—	3,673,493
Shares redeemed	(2,163,926)	(4,714,462)

Net increase (decrease) in shares outstanding	(2,008,763)	(798,569)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021		December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$10.07		$13.58		$13.04		$13.70	$12.32	$13.09

Investment operations:
Net investment income (loss) (A)	0.08		0.13		0.12		0.04	0.19	0.17
Net realized and unrealized gain (loss)	1.02		(2.38)		1.72		(0.35)	1.85	(0.78)

Total investment operations	1.10		(2.25)		1.84		(0.31)	2.04	(0.61)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.14)		(0.04)		(0.21)	(0.19)	(0.16)
Net realized gains	—		(1.12)		(1.26)		(0.14)	(0.47)	—

Total dividends and/or distributions to shareholders	—		(1.26)		(1.30)		(0.35)	(0.66)	(0.16)

Net asset value, end of period/year	$11.17		$10.07		$13.58		$13.04	$13.70	$12.32

Total return	10.92	%(B)	(16.92)%		14.41%		(2.17)%	16.83%	(4.73)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$341,058		$327,562		$452,539		$450,524	$504,075	$483,146
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.80	%(D)	0.78%		0.86%		0.87%	0.86%	0.86%
Including waiver and/or reimbursement and recapture	0.75	%(D)(E)(F)	0.73	%(F)	0.85	%(F)	0.87%	0.86%	0.86%
Net investment income (loss) to average net assets	1.44	%(D)	1.14%		0.92%		0.31%	1.47%	1.27%
Portfolio turnover rate	18	%(B)	288%		43%		173%	16%	8%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	TAM has contractually agreed, through May 1, 2024, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.
(F)	TAM contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$2,991,824	$—	$—	$—	$2,991,824
Total Borrowings	$2,991,824	$—	$—	$—	$2,991,824

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK FACTORS (continued)

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying ETFs may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect. The available underlying ETFs selected by the sub-adviser may underperform the market or similar portfolios.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints (A)	Rate
First $500 million	0.5000%
Over $500 million up to $1 billion	0.4900
Over $1 billion up to $2.5 billion	0.4725
Over $2.5 billion up to $3.5 billion	0.4650
Over $3.5 billion up to $4.5 billion	0.4525
Over $4.5 billion	0.4400

(A)	TAM has contractually agreed, through May 1, 2024, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.80%	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 57,783,892	$ 82,923,297

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 325,518,558	$ 25,229,775	$ (8,863,950)	$ 16,365,825

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 1, 2021 pursuant to its current investment strategies and benchmarks.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and below the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Dynamic Allocation – Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 40 VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,042.60	$1.57	$1,023.30	$1.56	0.31%
Service Class	1,000.00	1,040.50	2.83	1,022.00	2.81	0.56

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	59.5%
U.S. Equity Funds	30.3
International Equity Funds	10.1
Other Investment Company	0.5
Net Other Assets (Liabilities)	(0.4)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 40 VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.9%
International Equity Funds - 10.1%
iShares MSCI EAFE Min Vol Factor ETF	279,304	$18,853,020
iShares MSCI Emerging Markets Min Vol Factor ETF	98,613	5,421,743

		24,274,763

U.S. Equity Funds - 30.3%
iShares MSCI USA Min Vol Factor ETF	212,328	15,782,340
iShares MSCI USA Momentum Factor ETF (A)	106,215	15,321,514
iShares MSCI USA Quality Factor ETF	117,099	15,793,142
iShares MSCI USA Size Factor ETF (A)	79,483	9,755,743
iShares MSCI USA Value Factor ETF	167,607	15,719,861

		72,372,600

U.S. Fixed Income Funds - 59.5%
iShares Broad USD Investment Grade Corporate Bond ETF (A)	474,774	23,781,429
iShares Core U.S. Aggregate Bond ETF	1,209,940	118,513,623

		142,295,052

Total Exchange-Traded Funds (Cost $233,370,804)		238,942,415

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (B)	1,181,375	$ 1,181,375

Total Other Investment Company (Cost $1,181,375)		1,181,375

Total Investments (Cost $234,552,179)		240,123,790
Net Other Assets (Liabilities) - (0.4)%		(1,026,426)

Net Assets - 100.0%		$239,097,364

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$238,942,415	$—	$—	$238,942,415
Other Investment Company	1,181,375	—	—	1,181,375

Total Investments	$240,123,790	$—	$—	$240,123,790

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,090,185, collateralized by cash collateral of $1,181,375 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,973,150. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at June 30, 2023.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 40 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023 (unaudited)

Assets:
Unaffiliated investments, at value (cost $234,552,179) (including securities loaned of $3,090,185)	$240,123,790
Foreign currency, at value (cost $666)	662
Receivables and other assets:
Investments sold	2,289,190
Net income from securities lending	1,001
Shares of beneficial interest sold	4,788
Tax reclaims	17,562
Prepaid expenses	1,233

Total assets	242,438,226

Liabilities:
Cash collateral received upon return of:
Securities on loan	1,181,375
Payables and other liabilities:
Investments purchased	1,715,343
Shares of beneficial interest redeemed	219,243
Due to custodian	82,691
Investment management fees	49,070
Distribution and service fees	44,971
Transfer agent costs	335
Trustee and CCO fees	969
Audit and tax fees	14,377
Custody fees	10,936
Legal fees	4,315
Printing and shareholder reports fees	8,215
Other accrued expenses	9,022

Total liabilities	3,340,862

Net assets	$239,097,364

Net assets consist of:
Capital stock ($0.01 par value)	$281,725
Additional paid-in capital	221,458,385
Total distributable earnings (accumulated losses)	17,357,254

Net assets	$239,097,364

Net assets by class:
Initial Class	$20,125,734
Service Class	218,971,630

Shares outstanding:
Initial Class	2,351,574
Service Class	25,820,957

Net asset value and offering price per share:
Initial Class	$8.56
Service Class	8.48

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$2,988,888
Interest income from unaffiliated investments	1,020
Net income from securities lending	29,068

Total investment income	3,018,976

Expenses:
Investment management fees	363,379
Distribution and service fees:
Service Class	277,836
Transfer agent costs	1,499
Trustee and CCO fees	4,876
Audit and tax fees	14,885
Custody fees	14,009
Legal fees	8,067
Printing and shareholder reports fees	14,314
Other	12,564

Total expenses before waiver and/or reimbursement and recapture	711,429

Expenses waived and/or reimbursed:
Initial Class	(4,996)
Service Class	(55,567)

Net expenses	650,866

Net investment income (loss)	2,368,110

Net realized gain (loss) on:
Unaffiliated investments	1,523,469
Foreign currency transactions	(41)

Net realized gain (loss)	1,523,428

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	5,925,939
Translation of assets and liabilities denominated in foreign currencies	393

Net change in unrealized appreciation (depreciation)	5,926,332

Net realized and change in unrealized gain (loss)	7,449,760

Net increase (decrease) in net assets resulting from operations	$9,817,870

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 40 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$2,368,110	$4,766,452
Net realized gain (loss)	1,523,428	3,353,719
Net change in unrealized appreciation (depreciation)	5,926,332	(54,597,217)

Net increase (decrease) in net assets resulting from operations	9,817,870	(46,477,046)

Dividends and/or distributions to shareholders:
Initial Class	—	(1,286,031)
Service Class	—	(14,351,762)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(15,637,793)

Capital share transactions:
Proceeds from shares sold:
Initial Class	909,713	1,122,716
Service Class	811,217	3,030,034

	1,720,930	4,152,750

Dividends and/or distributions reinvested:
Initial Class	—	1,286,031
Service Class	—	14,351,762

	—	15,637,793

Cost of shares redeemed:
Initial Class	(1,537,262)	(3,031,135)
Service Class	(16,818,370)	(41,862,970)

	(18,355,632)	(44,894,105)

Net increase (decrease) in net assets resulting from capital share transactions	(16,634,702)	(25,103,562)

Net increase (decrease) in net assets	(6,816,832)	(87,218,401)

Net assets:
Beginning of period/year	245,914,196	333,132,597

End of period/year	$239,097,364	$245,914,196

Capital share transactions - shares:
Shares issued:
Initial Class	108,679	124,939
Service Class	97,463	327,108

	206,142	452,047

Shares reinvested:
Initial Class	—	152,193
Service Class	—	1,710,580

	—	1,862,773

Shares redeemed:
Initial Class	(182,614)	(337,841)
Service Class	(2,008,504)	(4,715,104)

	(2,191,118)	(5,052,945)

Net increase (decrease) in shares outstanding:
Initial Class	(73,935)	(60,709)
Service Class	(1,911,041)	(2,677,416)

	(1,984,976)	(2,738,125)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 40 VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018
Net asset value, beginning of period/year	$8.21		$10.20		$9.98		$9.39		$9.61		$10.22

Investment operations:
Net investment income (loss) (A)	0.09		0.18		0.15		0.17		0.24		0.20
Net realized and unrealized gain (loss)	0.26		(1.62)		0.45		0.72		1.18		(0.62)

Total investment operations	0.35		(1.44)		0.60		0.89		1.42		(0.42)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.17)		(0.18)		(0.23)		(0.24)		(0.19)
Net realized gains	—		(0.38)		(0.20)		(0.07)		(1.40)		—

Total dividends and/or distributions to shareholders	—		(0.55)		(0.38)		(0.30)		(1.64)		(0.19)

Net asset value, end of period/year	$8.56		$8.21		$10.20		$9.98		$9.39		$9.61

Total return	4.26	%(B)	(14.24)%		6.09%		9.65%		15.31%		(4.14)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$20,126		$19,923		$25,371		$27,992		$25,439		$24,134
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.36	%(D)	0.35%		0.34%		0.34%		0.34%		0.79%
Including waiver and/or reimbursement and recapture	0.31	%(D)(E)(F)	0.30	%(F)(G)	0.29	%(G)	0.29	%(G)	0.30	%(G)	0.77	%(G)
Net investment income (loss) to average net assets	2.20	%(D)	1.97%		1.50%		1.84%		2.42%		2.04%
Portfolio turnover rate	2	%(B)	5%		6%		13%		4%		136%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	TAM has contractually agreed, through May 1, 2024, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.
(F)	TAM contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018
Net asset value, beginning of period/year	$8.15		$10.12		$9.91		$9.32		$9.54		$10.15

Investment operations:
Net investment income (loss) (A)	0.08		0.15		0.13		0.15		0.21		0.18
Net realized and unrealized gain (loss)	0.25		(1.59)		0.44		0.72		1.18		(0.62)

Total investment operations	0.33		(1.44)		0.57		0.87		1.39		(0.44)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.15)		(0.16)		(0.21)		(0.21)		(0.17)
Net realized gains	—		(0.38)		(0.20)		(0.07)		(1.40)		—

Total dividends and/or distributions to shareholders	—		(0.53)		(0.36)		(0.28)		(1.61)		(0.17)

Net asset value, end of period/year	$8.48		$8.15		$10.12		$9.91		$9.32		$9.54

Total return	4.05	%(B)	(14.44)%		5.78%		9.45%		15.10%		(4.43)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$218,971		$225,991		$307,762		$322,599		$316,279		$299,266
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.61	%(D)	0.60%		0.59%		0.59%		0.59%		1.04%
Including waiver and/or reimbursement and recapture	0.56	%(D)(E)(F)	0.55	%(F)(G)	0.54	%(G)	0.54	%(G)	0.55	%(G)	1.02	%(G)
Net investment income (loss) to average net assets	1.93	%(D)	1.71%		1.26%		1.58%		2.17%		1.79%
Portfolio turnover rate	2	%(B)	5%		6%		13%		4%		136%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	TAM has contractually agreed, through May 1, 2024, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.
(F)	TAM contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Edge 40 VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2023 by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$1,181,375	$—	$—	$—	$1,181,375
Total Borrowings	$1,181,375	$—	$—	$—	$1,181,375

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK FACTORS (continued)

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying ETFs may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect. The available underlying ETFs selected by the sub-adviser may underperform the market or similar portfolios.

Underlying exchange-traded funds risk: Because the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Portfolio invests more of its assets in one underlying ETF than in another, the Portfolio will have greater exposure to the risks of that underlying ETF. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Smart beta investing risk: Smart beta strategies seek to capture broad, consistent drivers of return and to out-perform traditional index strategies. These strategies may not work as intended. An underlying ETF pursuing a smart beta strategy may not achieve its objective and may not perform as well as other funds using other asset management strategies.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints (A)	Rate
First $1 billion	0.30%
Over $1 billion	0.28

(A)	TAM has contractually agreed, through May 1, 2024, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.31%	May 1, 2024
Service Class	0.56	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 40 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 4,160,835	$ 18,664,593

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 234,552,179	$ 19,283,345	$ (13,711,734)	$ 5,571,611

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 40 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Edge 40 VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 40 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 1- and 5-year periods and below the median for the past 3- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced sub-advising the Portfolio on November 1, 2018 pursuant to its current investment objective, investment strategies and benchmark.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 40 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 50 VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,044.70	$2.74	$1,022.10	$2.71	0.54%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Fund	49.5%
U.S. Equity Funds	37.8
International Equity Funds	12.7
Other Investment Company	0.3
Net Other Assets (Liabilities)	(0.3)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 50 VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 100.0%
International Equity Funds - 12.7%
iShares MSCI EAFE Min Vol Factor ETF (A)	648,359	$43,764,232
iShares MSCI Emerging Markets Min Vol Factor ETF	218,104	11,991,358

		55,755,590

U.S. Equity Funds - 37.8%
iShares MSCI USA Min Vol Factor ETF	485,108	36,058,078
iShares MSCI USA Momentum Factor ETF	239,712	34,578,456
iShares MSCI USA Quality Factor ETF	272,288	36,723,482
iShares MSCI USA Size Factor ETF	185,988	22,828,167
iShares MSCI USA Value Factor ETF (A)	389,735	36,553,246

		166,741,429

U.S. Fixed Income Fund - 49.5%
iShares Core U.S. Aggregate Bond ETF	2,227,604	218,193,812

Total Exchange-Traded Funds (Cost $441,159,864)		440,690,831

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (B)	1,393,375	$ 1,393,375

Total Other Investment Company (Cost $1,393,375)		1,393,375

Total Investments (Cost $442,553,239)		442,084,206
Net Other Assets (Liabilities) - (0.3)%		(1,337,952)

Net Assets - 100.0%		$440,746,254

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$440,690,831	$—	$—	$440,690,831
Other Investment Company	1,393,375	—	—	1,393,375

Total Investments	$442,084,206	$—	$—	$442,084,206

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,363,145, collateralized by cash collateral of $1,393,375. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at June 30, 2023.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 50 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Unaffiliated investments, at value (cost $442,553,239) (including securities loaned of $1,363,145)	$442,084,206
Cash	273,541
Receivables and other assets:
Investments sold	5,125,472
Net income from securities lending	189
Shares of beneficial interest sold	20,670
Prepaid expenses	2,280

Total assets	447,506,358

Liabilities:
Cash collateral received upon return of:
Securities on loan	1,393,375
Payables and other liabilities:
Investments purchased	5,086,273
Shares of beneficial interest redeemed	47,356
Investment management fees	90,137
Distribution and service fees	90,137
Transfer agent costs	560
Trustee and CCO fees	1,560
Audit and tax fees	10,820
Custody fees	2,932
Legal fees	7,002
Printing and shareholder reports fees	18,185
Other accrued expenses	11,767

Total liabilities	6,760,104

Net assets	$440,746,254

Net assets consist of:
Capital stock ($0.01 par value)	$356,076
Additional paid-in capital	424,383,775
Total distributable earnings (accumulated losses)	16,006,403

Net assets	$440,746,254

Shares outstanding	35,607,624

Net asset value and offering price per share	$12.38

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$5,230,000
Net income from securities lending	5,455

Total investment income	5,235,455

Expenses:
Investment management fees	658,859
Distribution and service fees	549,049
Transfer agent costs	2,677
Trustee and CCO fees	9,308
Audit and tax fees	11,780
Custody fees	4,149
Legal fees	13,923
Printing and shareholder reports fees	30,458
Other	16,767

Total expenses before waiver and/or reimbursement and recapture	1,296,970

Expense waived and/or reimbursed	(109,810)

Net expenses	1,187,160

Net investment income (loss)	4,048,295

Net realized gain (loss) on:
Unaffiliated investments	2,482,432

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	12,688,956

Net realized and change in unrealized gain (loss)	15,171,388

Net increase (decrease) in net assets resulting from operations	$19,219,683

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 50 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$4,048,295	$7,523,673
Net realized gain (loss)	2,482,432	2,705,989
Net change in unrealized appreciation (depreciation)	12,688,956	(87,847,535)

Net increase (decrease) in net assets resulting from operations	19,219,683	(77,617,873)

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(17,450,374)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(17,450,374)

Capital share transactions:
Proceeds from shares sold	1,080,301	10,732,819
Dividends and/or distributions reinvested	—	17,450,374
Cost of shares redeemed	(18,580,441)	(34,448,188)

Net increase (decrease) in net assets resulting from capital share transactions	(17,500,140)	(6,264,995)

Net increase (decrease) in net assets	1,719,543	(101,333,242)

Net assets:
Beginning of period/year	439,026,711	540,359,953

End of period/year	$440,746,254	$439,026,711

Capital share transactions - shares:
Shares issued	87,794	818,373
Shares reinvested	—	1,431,532
Shares redeemed	(1,526,138)	(2,736,819)

Net increase (decrease) in shares outstanding	(1,438,344)	(486,914)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018
Net asset value, beginning of period/year	$11.85		$14.40		$13.70		$12.68		$11.04		$11.49

Investment operations:
Net investment income (loss) (A)	0.11		0.20		0.17		0.19		0.27		0.23
Net realized and unrealized gain (loss)	0.42		(2.27)		0.89		1.03		1.50		(0.52)

Total investment operations	0.53		(2.07)		1.06		1.22		1.77		(0.29)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.17)		(0.16)		(0.16)		(0.11)		(0.10)
Net realized gains	—		(0.31)		(0.20)		(0.04)		(0.02)		(0.06)

Total dividends and/or distributions to shareholders	—		(0.48)		(0.36)		(0.20)		(0.13)		(0.16)

Net asset value, end of period/year	$12.38		$11.85		$14.40		$13.70		$12.68		$11.04

Total return	4.47	%(B)	(14.48)%		7.74%		9.72%		16.04%		(2.62)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$440,746		$439,027		$540,360		$488,968		$328,313		$149,894
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.59	%(D)	0.58%		0.57%		0.58%		0.58%		0.60%
Including waiver and/or reimbursement and recapture	0.54	%(D)(E)(F)	0.53	%(F)(G)	0.52	%(G)	0.53	%(G)	0.54	%(G)	0.56	%(G)
Net investment income (loss) to average net assets	1.84	%(D)	1.60%		1.19%		1.48%		2.21%		2.03%
Portfolio turnover rate	2	%(B)	7%		7%		11%		2%		6%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	TAM has contractually agreed, through May 1, 2024, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.
(F)	TAM contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Edge 50 VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2023 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$1,393,375	$—	$—	$—	$1,393,375
Total Borrowings	$1,393,375	$—	$—	$—	$1,393,375

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying ETFs may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect. The available underlying ETFs selected by the sub-adviser may underperform the market or similar portfolios.

Underlying exchange-traded funds risk: Because the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK FACTORS (continued)

be achieved. To the extent that the Portfolio invests more of its assets in one underlying ETF than in another, the Portfolio will have greater exposure to the risks of that underlying ETF. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Smart beta investing risk: Smart beta strategies seek to capture broad, consistent drivers of return and to out-perform traditional index strategies. These strategies may not work as intended. An underlying ETF pursuing a smart beta strategy may not achieve its objective and may not perform as well as other funds using other asset management strategies.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints (A)	Rate
First $1 billion	0.30%
Over $1 billion	0.28

(A)	TAM has contractually agreed, through May 1, 2024, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.56%	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 9,893,095	$ 23,669,726

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 50 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 442,553,239	$ 32,719,627	$ (33,188,660)	$ (469,033)

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 50 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Edge 50 VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limit, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 50 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period, in line with the median for the past 5-year period and below the median for the past 3-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 50 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 75 VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,056.30	$2.80	$1,022.10	$2.76	0.55%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	56.7%
U.S. Fixed Income Fund	24.6
International Equity Funds	18.5
Other Investment Company	3.1
Net Other Assets (Liabilities)	(2.9)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 75 VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.8%
International Equity Funds - 18.5%
iShares MSCI EAFE Min Vol Factor ETF	341,064	$23,021,820
iShares MSCI Emerging Markets Min Vol Factor ETF	110,916	6,098,161

		29,119,981

U.S. Equity Funds - 56.7%
iShares MSCI USA Min Vol Factor ETF	260,837	19,388,014
iShares MSCI USA Momentum Factor ETF (A)	132,912	19,172,556
iShares MSCI USA Quality Factor ETF	143,851	19,401,184
iShares MSCI USA Size Factor ETF	97,782	12,001,763
iShares MSCI USA Value Factor ETF (A)	201,426	18,891,745

		88,855,262

U.S. Fixed Income Fund - 24.6%
iShares Core U.S. Aggregate Bond ETF	393,442	38,537,644

Total Exchange-Traded Funds (Cost $148,047,839)		156,512,887

	Shares	Value
OTHER INVESTMENT COMPANY - 3.1%
Securities Lending Collateral - 3.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (B)	4,764,866	$ 4,764,866

Total Other Investment Company (Cost $4,764,866)		4,764,866

Total Investments (Cost $152,812,705)		161,277,753
Net Other Assets (Liabilities) - (2.9)%		(4,509,130)

Net Assets - 100.0%		$156,768,623

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$156,512,887	$—	$—	$156,512,887
Other Investment Company	4,764,866	—	—	4,764,866

Total Investments	$161,277,753	$—	$—	$161,277,753

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,667,788, collateralized by cash collateral of $4,764,866. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rate disclosed reflects the yield at June 30, 2023.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 75 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023 (unaudited)

Assets:
Unaffiliated investments, at value (cost $152,812,705) (including securities loaned of $4,667,788)	$161,277,753
Receivables and other assets:
Investments sold	1,601,271
Net income from securities lending	298
Shares of beneficial interest sold	36,162
Dividends	352
Prepaid expenses	795

Total assets	162,916,631

Liabilities:
Cash collateral received upon return of:
Securities on loan	4,764,866
Payables and other liabilities:
Investments purchased	1,141,798
Shares of beneficial interest redeemed	18,263
Due to custodian	136,553
Investment management fees	31,923
Distribution and service fees	31,923
Transfer agent costs	230
Trustee and CCO fees	601
Audit and tax fees	9,558
Custody fees	1,164
Legal fees	2,861
Printing and shareholder reports fees	598
Other accrued expenses	7,670

Total liabilities	6,148,008

Net assets	$156,768,623

Net assets consist of:
Capital stock ($0.01 par value)	$114,514
Additional paid-in capital	137,931,477
Total distributable earnings (accumulated losses)	18,722,632

Net assets	$156,768,623

Shares outstanding	11,451,425

Net asset value and offering price per share	$13.69

STATEMENT OF OPERATIONS

For the period ended June 30, 2023 (unaudited)

Investment Income:
Dividend income from unaffiliated investments	$1,802,945
Net income from securities lending	2,669

Total investment income	1,805,614

Expenses:
Investment management fees	235,432
Distribution and service fees	196,193
Transfer agent costs	979
Trustee and CCO fees	3,195
Audit and tax fees	9,886
Custody fees	1,956
Legal fees	5,282
Printing and shareholder reports fees	4,270
Other	10,595

Total expenses before waiver and/or reimbursement and recapture	467,788

Expense waived and/or reimbursed	(39,239)

Net expenses	428,549

Net investment income (loss)	1,377,065

Net realized gain (loss) on:
Unaffiliated investments	1,854,020

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	5,428,080

Net realized and change in unrealized gain (loss)	7,282,100

Net increase (decrease) in net assets resulting from operations	$8,659,165

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 75 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$1,377,065	$2,710,520
Net realized gain (loss)	1,854,020	4,426,204
Net change in unrealized appreciation (depreciation)	5,428,080	(38,954,386)

Net increase (decrease) in net assets resulting from operations	8,659,165	(31,817,662)

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(10,193,185)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(10,193,185)

Capital share transactions:
Proceeds from shares sold	2,815,583	11,005,253
Dividends and/or distributions reinvested	—	10,193,185
Cost of shares redeemed	(12,916,061)	(39,966,186)

Net increase (decrease) in net assets resulting from capital share transactions	(10,100,478)	(18,767,748)

Net increase (decrease) in net assets	(1,441,313)	(60,778,595)

Net assets:
Beginning of period/year	158,209,936	218,988,531

End of period/year	$156,768,623	$158,209,936

Capital share transactions - shares:
Shares issued	212,321	777,467
Shares reinvested	—	767,559
Shares redeemed	(969,095)	(2,852,260)

Net increase (decrease) in shares outstanding	(756,774)	(1,307,234)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018
Net asset value, beginning of period/year	$12.96		$16.20		$14.79		$13.66		$11.50		$12.13

Investment operations:
Net investment income (loss) (A)	0.12		0.21		0.18		0.18		0.27		0.24
Net realized and unrealized gain (loss)	0.61		(2.62)		1.73		1.20		2.06		(0.70)

Total investment operations	0.73		(2.41)		1.91		1.38		2.33		(0.46)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.20)		(0.17)		(0.18)		(0.12)		(0.11)
Net realized gains	—		(0.63)		(0.33)		(0.07)		(0.05)		(0.06)

Total dividends and/or distributions to shareholders	—		(0.83)		(0.50)		(0.25)		(0.17)		(0.17)

Net asset value, end of period/year	$13.69		$12.96		$16.20		$14.79		$13.66		$11.50

Total return	5.63	%(B)	(15.06)%		12.94%		10.26%		20.28%		(3.91)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$156,769		$158,210		$218,989		$195,054		$139,315		$74,474
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.60	%(D)	0.59%		0.58%		0.59%		0.60%		0.62%
Including waiver and/or reimbursement and recapture	0.55	%(D)(E)(F)	0.54	%(F)(G)	0.53	%(G)	0.56	%(G)	0.56	%(G)	0.56	%(G)
Net investment income (loss) to average net assets	1.75	%(D)	1.50%		1.16%		1.37%		2.11%		1.94%
Portfolio turnover rate	3	%(B)	8%		14%		13%		4%		9%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	TAM has contractually agreed, through May 1, 2024, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.
(F)	TAM contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Edge 75 VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2023 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$4,764,866	$—	$—	$—	$4,764,866
Total Borrowings	$4,764,866	$—	$—	$—	$4,764,866

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying ETFs may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect. The available underlying ETFs selected by the sub-adviser may underperform the market or similar portfolios.

Underlying exchange-traded funds risk: Because the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK FACTORS (continued)

be achieved. To the extent that the Portfolio invests more of its assets in one underlying ETF than in another, the Portfolio will have greater exposure to the risks of that underlying ETF. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Smart beta investing risk: Smart beta strategies seek to capture broad, consistent drivers of return and to out-perform traditional index strategies. These strategies may not work as intended. An underlying ETF pursuing a smart beta strategy may not achieve its objective and may not perform as well as other funds using other asset management strategies.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints (A)	Rate
First $1 billion	0.30%
Over $1 billion	0.28

(A)	TAM has contractually agreed, through May 1, 2024, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.56%	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 4,750,937	$ 13,717,115

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 75 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 152,812,705	$ 15,428,022	$ (6,962,974)	$ 8,465,048

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 75 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Edge 75 VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limit, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 75 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period, in line with the median for the past 5-year period and below the median for the past 3-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3-, and 5-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 75 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 100 VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,069.00	$2.87	$1,022.00	$2.81	0.56%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	75.1%
International Equity Funds	24.8
Net Other Assets (Liabilities)	0.1
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 100 VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.9%
International Equity Funds - 24.8%
iShares MSCI EAFE Min Vol Factor ETF	177,477	$11,979,697
iShares MSCI Emerging Markets Min Vol Factor ETF	60,672	3,335,747

		15,315,444

U.S. Equity Funds - 75.1%
iShares MSCI USA Min Vol Factor ETF	134,544	10,000,656
iShares MSCI USA Momentum Factor ETF	69,486	10,023,355
iShares MSCI USA Quality Factor ETF	75,769	10,218,965
iShares MSCI USA Size Factor ETF	51,331	6,300,367
iShares MSCI USA Value Factor ETF	106,213	9,961,717

		46,505,060

Total Exchange-Traded Funds (Cost $55,243,434)		61,820,504

Total Investments (Cost $55,243,434)		61,820,504
Net Other Assets (Liabilities) - 0.1%		83,659

Net Assets - 100.0%		$61,904,163

INVESTMENT VALUATION:

Valuation Inputs (A)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$61,820,504	$—	$—	$61,820,504

Total Investments	$61,820,504	$—	$—	$61,820,504

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 100 VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Unaffiliated investments, at value (cost $55,243,434)	$61,820,504
Cash	79,066
Receivables and other assets:
Investments sold	577,340
Shares of beneficial interest sold	1,544
Prepaid expenses	275

Total assets	62,478,729

Liabilities:
Payables and other liabilities:
Investments purchased	532,223
Shares of beneficial interest redeemed	1,257
Investment management fees	8,774
Distribution and service fees	12,489
Transfer agent costs	141
Trustee and CCO fees	241
Audit and tax fees	9,231
Custody fees	2,502
Legal fees	1,666
Printing and shareholder reports fees	562
Other accrued expenses	5,480

Total liabilities	574,566

Net assets	$61,904,163

Net assets consist of:
Capital stock ($0.01 par value)	$41,613
Additional paid-in capital	43,686,863
Total distributable earnings (accumulated losses)	18,175,687

Net assets	$61,904,163

Shares outstanding	4,161,314

Net asset value and offering price per share	$14.88

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$672,068
Net income from securities lending	4,899

Total investment income	676,967

Expenses:
Investment management fees	90,404
Distribution and service fees	75,337
Transfer agent costs	408
Trustee and CCO fees	1,106
Audit and tax fees	9,309
Custody fees	3,774
Legal fees	2,482
Printing and shareholder reports fees	1,875
Other	7,629

Total expenses before waiver and/or reimbursement and recapture	192,324

Expense waived and/or reimbursed	(23,914)

Net expenses	168,410

Net investment income (loss)	508,557

Net realized gain (loss) on:
Unaffiliated investments	911,683

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	2,621,490

Net realized and change in unrealized gain (loss)	3,533,173

Net increase (decrease) in net assets resulting from operations	$4,041,730

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 100 VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$508,557	$1,181,665
Net realized gain (loss)	911,683	9,063,472
Net change in unrealized appreciation (depreciation)	2,621,490	(25,925,112)

Net increase (decrease) in net assets resulting from operations	4,041,730	(15,679,975)

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(4,379,977)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(4,379,977)

Capital share transactions:
Proceeds from shares sold	1,356,218	6,802,272
Dividends and/or distributions reinvested	—	4,379,977
Cost of shares redeemed	(4,020,158)	(35,899,930)

Net increase (decrease) in net assets resulting from capital share transactions	(2,663,940)	(24,717,681)

Net increase (decrease) in net assets	1,377,790	(44,777,633)

Net assets:
Beginning of period/year	60,526,373	105,304,006

End of period/year	$61,904,163	$60,526,373

Capital share transactions - shares:
Shares issued	95,361	433,001
Shares reinvested	—	307,799
Shares redeemed	(281,571)	(2,451,136)

Net increase (decrease) in shares outstanding	(186,210)	(1,710,336)

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018
Net asset value, beginning of period/year	$13.92		$17.38		$15.16		$14.30		$12.01		$12.97

Investment operations:
Net investment income (loss) (A)	0.12		0.20		0.19		0.17		0.26		0.20
Net realized and unrealized gain (loss)	0.84		(2.93)		2.58		1.19		2.64		(0.86)

Total investment operations	0.96		(2.73)		2.77		1.36		2.90		(0.66)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.18)		(0.16)		(0.23)		(0.21)		(0.15)
Net realized gains	—		(0.55)		(0.39)		(0.27)		(0.40)		(0.15)

Total dividends and/or distributions to shareholders	—		(0.73)		(0.55)		(0.50)		(0.61)		(0.30)

Net asset value, end of period/year	$14.88		$13.92		$17.38		$15.16		$14.30		$12.01

Total return	6.90	%(B)	(15.76)%		18.36%		9.88%		24.58%		(5.32)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$61,904		$60,526		$105,304		$88,665		$75,243		$55,102
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.64	%(D)	0.61%		0.60%		0.61%		0.61%		0.61%
Including waiver and/or reimbursement and recapture	0.56	%(D)(E)(F)	0.56	%(F)(G)	0.56	%(G)	0.56	%(G)	0.56	%(G)	0.56	%(G)
Net investment income (loss) to average net assets	1.69	%(D)	1.35%		1.12%		1.27%		1.95%		1.54%
Portfolio turnover rate	4	%(B)	10%		9%		13%		12%		14%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	TAM has contractually agreed, through May 1, 2024, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.
(F)	TAM contractually agreed, through May 1, 2023, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.
(G)	TAM contractually agreed to waive 0.05% of the average daily net assets from its management fee through May 1, 2022. These amounts are not subject to recapture by TAM.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock iShares Edge 100 VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2023 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK FACTORS (continued)

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying ETFs may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying ETF or other issuer is incorrect. The available underlying ETFs selected by the sub-adviser may underperform the market or similar portfolios.

Underlying exchange-traded funds risk: Because the Portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective depends largely on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the Portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the Portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the Portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the Portfolio invests more of its assets in one underlying ETF than in another, the Portfolio will have greater exposure to the risks of that underlying ETF. In addition, the Portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Smart beta investing risk: Smart beta strategies seek to capture broad, consistent drivers of return and to out-perform traditional index strategies. These strategies may not work as intended. An underlying ETF pursuing a smart beta strategy may not achieve its objective and may not perform as well as other funds using other asset management strategies.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints (A)	Rate
First $1 billion	0.30%
Over $1 billion	0.28

(A)	TAM has contractually agreed, through May 1, 2024, to waive from its management fees an amount equal to the sub-advisory fee waiver by the Portfolio’s sub-adviser. These amounts are not subject to recapture by TAM.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.56%	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the 36-month period ended June 30, 2023, the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available
	2020 (A)	2021	2022	2023	Total
Service Class	$—	$—	$—	$8,847	$8,847

(A)	For the six-month period of July 1, 2020 through December 31, 2020.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 100 VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 2,485,187	$ 4,656,380

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 55,243,434	$ 7,296,968	$ (719,898)	$ 6,577,070

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 100 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock iShares Edge 100 VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limit, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 100 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3- and 5-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock iShares Edge 100 VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Real Estate Securities VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,028.50	$4.38	$1,020.50	$4.36	0.87%
Service Class	1,000.00	1,028.70	5.63	1,019.20	5.61	1.12

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	96.9%
Repurchase Agreement	3.7
Other Investment Company	1.9
Net Other Assets (Liabilities) ^	(2.5)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Australia - 5.2%
Centuria Capital Group	1,717,683	$1,901,178
Charter Hall Group, REIT	101,987	731,130
Dexus, REIT	591,037	3,078,013
Goodman Group, REIT	516,265	6,940,071
Lendlease Corp. Ltd.	148,604	771,023
National Storage, REIT	2,466,520	3,871,784
NEXTDC Ltd. (A)	219,590	1,851,752

		19,144,951

Belgium - 0.9%
VGP NV (B)	29,836	2,919,043
Warehouses De Pauw CVA, REIT	12,363	339,521

		3,258,564

Canada - 1.5%
Allied Properties, REIT	189,227	3,102,480
Chase Properties, REIT	255,956	2,621,871

		5,724,351

France - 1.0%
Unibail-Rodamco-Westfield, REIT (A) (B)	69,139	3,646,689

Germany - 1.6%
Vonovia SE	309,979	6,053,780

Hong Kong - 5.7%
CK Asset Holdings Ltd.	1,092,000	6,067,978
Hang Lung Group Ltd.	153,000	232,418
Hang Lung Properties Ltd.	407,000	629,819
Henderson Land Development Co. Ltd.	286,000	851,712
Link, REIT	1,754,819	9,769,293
Sun Hung Kai Properties Ltd.	198,000	2,501,652
Swire Properties Ltd.	227,000	559,297
Wharf Holdings Ltd.	270,000	641,572

		21,253,741

Israel - 0.4%
Amot Investments Ltd.	109,376	574,796
Azrieli Group Ltd.	16,478	930,936

		1,505,732

Japan - 11.0%
Daito Trust Construction Co. Ltd.	16,600	1,681,673
Daiwa House Industry Co. Ltd.	88,700	2,343,628
Daiwa House Investment Corp., REIT	1,541	2,954,630
Japan Hotel Investment Corp., REIT	5,307	2,707,293
Japan Real Estate Investment Corp., REIT	591	2,249,095
Kenedix Office Investment Corp., REIT	1,441	3,467,539
Mitsubishi Estate Co. Ltd.	617,700	7,338,470
Mitsui Fudosan Co. Ltd.	413,800	8,247,612
Mitsui Fudosan Logistics Park, Inc., REIT	974	3,382,756
Nippon Accommodations Fund, Inc., REIT	128	576,897
Nippon Building Fund, Inc., REIT (B)	549	2,158,767
ORIX J-REIT, Inc.	2,416	2,974,089
Tokyu Fudosan Holdings Corp.	134,600	771,500

		40,853,949

Mexico - 0.5%
Corp. Inmobiliaria Vesta SAB de CV, ADR (A)	53,823	1,734,177

Republic of Korea - 0.5%
ESR Kendall Square Co. Ltd., REIT	487,440	1,487,072
LOTTE Co. Ltd., REIT	138,882	385,831

		1,872,903

	Shares	Value
COMMON STOCKS (continued)
Singapore - 1.1%
CapitaLand Ascott Trust	51,573	$ 41,333
Capitaland Investment Ltd.	989,000	2,429,916
Cromwell European, REIT	1,005,122	1,710,992

		4,182,241

Spain - 1.8%
Cellnex Telecom SA (A) (C)	81,929	3,310,242
Inmobiliaria Colonial Socimi SA, REIT (B)	543,775	3,297,082

		6,607,324

Sweden - 1.4%
Castellum AB (B)	348,208	3,333,235
Sagax AB, B Shares	88,630	1,752,680

		5,085,915

Switzerland - 1.0%
Swiss Prime Site AG	42,724	3,711,269

United Kingdom - 4.3%
Big Yellow Group PLC, REIT	266,549	3,637,275
Great Portland Estates PLC, REIT	453,861	2,392,073
LXI PLC, REIT	2,359,130	2,584,233
Segro PLC, REIT	434,211	3,959,923
UNITE Group PLC, REIT	285,048	3,157,578

		15,731,082

United States - 59.0%
Agree Realty Corp., REIT	96,193	6,290,060
Alexandria Real Estate Equities, Inc., REIT	67,039	7,608,256
AvalonBay Communities, Inc., REIT	63,824	12,079,968
Boston Properties, Inc., REIT	70,664	4,069,540
Cousins Properties, Inc., REIT	109,050	2,486,340
Digital Realty Trust, Inc., REIT	84,264	9,595,142
EPR Properties, REIT	178,879	8,371,537
Equinix, Inc., REIT	23,062	18,079,224
Equity Residential, REIT	78,071	5,150,344
Extra Space Storage, Inc., REIT	80,896	12,041,370
Federal Realty Investment Trust, REIT	19,427	1,879,951
Hilton Worldwide Holdings, Inc.	22,452	3,267,889
Invitation Homes, Inc., REIT	266,966	9,183,630
Mid-America Apartment Communities, Inc., REIT	18,146	2,755,651
Omega Healthcare Investors, Inc., REIT	88,297	2,709,835
Physicians Realty Trust, REIT	292,466	4,091,599
Prologis, Inc., REIT	159,792	19,595,293
Public Storage, REIT	18,657	5,445,605
Regency Centers Corp., REIT	106,846	6,599,877
Rexford Industrial Realty, Inc., REIT	147,949	7,725,897
Ryman Hospitality Properties, Inc., REIT	50,643	4,705,747
SBA Communications Corp., REIT	7,030	1,629,273
Simon Property Group, Inc., REIT	76,179	8,797,151
SL Green Realty Corp., REIT (B)	84,081	2,526,634
Spirit Realty Capital, Inc., REIT	127,261	5,011,538
STAG Industrial, Inc., REIT	139,419	5,002,354
Sun Communities, Inc., REIT	67,015	8,742,777
UDR, Inc., REIT	95,102	4,085,582
VICI Properties, Inc., REIT	384,199	12,075,375
Welltower, Inc., REIT	203,512	16,462,086

		218,065,525

Total Common Stocks (Cost $405,764,680)		358,432,193

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 1.9%
Securities Lending Collateral - 1.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (D)	7,076,979	$ 7,076,979

Total Other Investment Company (Cost $7,076,979)		7,076,979

	Principal	Value
REPURCHASE AGREEMENT - 3.7%
Fixed Income Clearing Corp., 2.30% (D), dated 06/30/2023, to be repurchased at $13,603,728 on 07/03/2023. Collateralized by a U.S. Government Obligation, 0.50%, due 02/28/2026, and with a value of $13,873,187.	$13,601,121	$ 13,601,121

Total Repurchase Agreement (Cost $13,601,121)		13,601,121

Total Investments (Cost $426,442,780)		379,110,293
Net Other Assets (Liabilities) - (2.5)%		(9,267,509)

Net Assets - 100.0%		$369,842,784

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements
Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Net Unrealized Appreciation (Depreciation)
Contracts for Difference (“CFD”)
Equity Securities Long (E)	GSI	Pay	6/20/2023	USD	2,417,022	0.7%	$2,388,754	$(28,268)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	07/14/2023	USD	670	AUD	1,000	$4	$—
BNP	07/14/2023	USD	16,334	CAD	22,000	—	(276)
BNP	07/14/2023	USD	101,675	GBP	80,000	65	—
BNP	07/14/2023	USD	1,982,558	SEK	21,089,000	25,924	—
BNP	07/14/2023	SEK	19,667,000	USD	1,822,513	2,187	—
BNP	07/14/2023	JPY	144,818,000	USD	1,078,370	—	(72,502)
BNP	07/14/2023	CAD	37,000	USD	27,602	334	—
BNP	07/14/2023	EUR	32,000	USD	34,769	174	—
BOA	07/14/2023	USD	223,888	AUD	337,000	—	(701)
BOA	07/14/2023	USD	1,027,670	EUR	945,000	—	(4,259)
BOA	07/14/2023	USD	604,114	GBP	481,000	—	(6,818)
BOA	07/14/2023	USD	384,437	ILS	1,398,000	7,126	—
BOA	07/14/2023	USD	1,187,176	SEK	12,784,000	1,079	—
BOA	07/14/2023	JPY	142,581,000	USD	1,044,156	—	(53,826)
BOA	07/14/2023	SEK	2,453,000	USD	226,784	805	—
BOA	07/14/2023	GBP	686,000	USD	862,724	8,583	—
BOA	07/14/2023	CAD	38,000	USD	28,774	—	(83)
BOA	07/14/2023	AUD	4,145,000	USD	2,773,277	—	(10,905)
BOA	07/14/2023	EUR	405,000	USD	446,765	—	(4,510)
CITI	07/14/2023	USD	206,513	EUR	191,000	—	(2,057)
CITI	07/14/2023	USD	76,452	GBP	61,000	—	(1,025)
CITI	07/14/2023	USD	1,876,832	KRW	2,467,583,000	2,905	—
CITI	07/14/2023	EUR	2,000	USD	2,179	5	—
CITI	07/14/2023	JPY	74,954,000	USD	561,932	—	(41,321)
CITI	07/14/2023	NOK	4,405,000	USD	427,801	—	(17,193)
CITI	07/14/2023	CAD	34,000	USD	25,453	218	—
CITI	07/14/2023	AUD	58,000	USD	38,690	—	(37)
CITI	07/14/2023	GBP	55,000	USD	69,188	669	—
GSI	07/14/2023	USD	1,932,457	HKD	15,125,000	1,804	—
GSI	07/14/2023	SGD	108,000	USD	81,539	—	(1,638)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
GSI	07/14/2023	ILS	71,000	USD	19,410	$—	$(247)
HSBC	07/14/2023	USD	782,558	AUD	1,165,000	6,162	—
HSBC	07/14/2023	USD	802,731	CAD	1,072,000	—	(6,658)
HSBC	07/14/2023	USD	100,762	EUR	91,000	1,391	—
HSBC	07/14/2023	USD	979,677	GBP	786,000	—	(18,643)
HSBC	07/14/2023	USD	2,683,022	HKD	20,996,000	2,957	—
HSBC	07/14/2023	USD	1,374,742	JPY	198,327,000	—	(2,786)
HSBC	07/14/2023	USD	209,995	SGD	282,000	1,366	—
HSBC	07/14/2023	JPY	448,357,000	USD	3,375,233	—	(261,063)
HSBC	07/14/2023	HKD	1,750,000	USD	223,467	—	(86)
HSBC	07/14/2023	SEK	1,116,000	USD	103,640	—	(98)
HSBC	07/14/2023	AUD	2,610,000	USD	1,702,813	36,583	—
HSBC	07/14/2023	GBP	811,000	USD	1,033,146	—	(3,073)
HSBC	07/14/2023	EUR	165,000	USD	181,981	—	(1,802)
HSBC	07/14/2023	SGD	14,185,000	USD	10,745,514	—	(251,183)
HSBC	07/14/2023	ILS	7,815,000	USD	2,148,281	—	(39,063)
HSBC	07/14/2023	KRW	976,901,000	USD	743,829	—	(1,953)
JPM	07/14/2023	USD	236,601	EUR	220,000	—	(3,636)
JPM	07/14/2023	USD	4,386,743	JPY	572,551,897	409,948	—
JPM	07/14/2023	GBP	381,000	USD	481,766	2,154	—
JPM	07/14/2023	HKD	155,000	USD	19,798	—	(13)
JPM	07/14/2023	JPY	43,282,000	USD	324,921	—	(24,296)
JPM	07/14/2023	EUR	40,000	USD	43,316	364	—
JPM	07/14/2023	AUD	594,000	USD	388,330	7,532	—
NOMI	07/14/2023	JPY	207,580,000	USD	1,502,533	—	(60,736)
NOMI	07/14/2023	AUD	2,645,000	USD	1,715,556	47,165	—
NOMI	07/14/2023	EUR	61,000	USD	65,657	954	—
SSB	07/14/2023	USD	8,219,480	AUD	12,178,000	103,634	—
SSB	07/14/2023	USD	47,047	CAD	63,000	—	(519)
SSB	07/14/2023	USD	465,641	CHF	420,000	—	(4,310)
SSB	07/14/2023	USD	2,008,567	EUR	1,862,000	—	(24,715)
SSB	07/14/2023	USD	372,354	GBP	295,000	—	(2,333)
SSB	07/14/2023	USD	123,260	JPY	16,136,000	11,183	—
SSB	07/14/2023	USD	91,001	SEK	976,000	448	—
SSB	07/14/2023	JPY	53,963,000	USD	392,159	—	(17,345)
SSB	07/14/2023	EUR	259,000	USD	286,880	—	(4,055)
SSB	07/14/2023	HKD	11,783,000	USD	1,507,551	—	(3,492)
SSB	07/14/2023	CHF	611,000	USD	694,649	—	(10,981)
SSB	07/14/2023	SEK	14,983,000	USD	1,464,610	—	(74,491)
SSB	07/14/2023	AUD	3,911,000	USD	2,646,766	—	(40,338)
SSB	07/14/2023	GBP	99,000	USD	124,082	1,661	—
SSB	07/17/2023	NZD	1,941,000	USD	1,220,721	—	(29,623)
UBS	07/14/2023	USD	682	AUD	1,000	15	—
UBS	07/14/2023	USD	11,191	CAD	15,000	—	(135)
UBS	07/14/2023	USD	2,207,516	EUR	1,988,000	36,643	—
UBS	07/14/2023	USD	3,488,681	GBP	2,780,000	—	(42,273)
UBS	07/14/2023	USD	670,042	HKD	5,239,000	1,303	—
UBS	07/14/2023	USD	197,142	JPY	28,165,000	1,515	—
UBS	07/14/2023	ILS	22,000	USD	6,026	—	(88)
UBS	07/14/2023	EUR	818,000	USD	878,064	15,183	—
UBS	07/14/2023	JPY	192,019,000	USD	1,378,064	—	(44,350)
UBS	07/14/2023	CAD	556,000	USD	415,179	4,615	—
UBS	07/14/2023	AUD	137,000	USD	91,840	—	(538)
UBS	07/14/2023	GBP	12,000	USD	14,987	254	—

Total						$744,912	$(1,192,073)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Specialized REITs	19.7%	$74,746,585
Real Estate Management & Development	14.8	56,078,186
Industrial REITs	12.8	48,432,887
Residential REITs	12.1	45,732,427
Retail REITs	11.9	45,002,261
Office REITs	10.4	39,409,908
Health Care REITs	6.1	23,263,520
Diversified REITs	2.6	9,882,163
Hotel & Resort REITs	2.0	7,454,373
Diversified Telecommunication Services	0.9	3,310,242
Hotels, Restaurants & Leisure	0.8	3,267,889
IT Services	0.5	1,851,752

Investments	94.6	358,432,193
Short-Term Investments	5.4	20,678,100

Total Investments	100.0%	$379,110,293

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$225,524,053	$132,908,140	$—	$358,432,193
Other Investment Company	7,076,979	—	—	7,076,979
Repurchase Agreement	—	13,601,121	—	13,601,121

Total Investments	$232,601,032	$146,509,261	$—	$379,110,293

Other Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$744,912	$—	$744,912

Total Other Financial Instruments	$—	$744,912	$—	$744,912

LIABILITIES
Other Financial Instruments
Over-the-Counter Total Return Swap Agreements - CFD (G)	$—	$(28,268)	$—	$(28,268)
Forward Foreign Currency Contracts (G)	—	(1,192,073)	—	(1,192,073)

Total Other Financial Instruments	$—	$(1,220,341)	$—	$(1,220,341)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $15,844,547, collateralized by cash collateral of $7,076,979 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $9,525,533. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of the 144A security is $3,310,242, representing 0.9% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at June 30, 2023.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	The Portfolio receives or pays the total return on a portfolio of long positions underlying the total return swap. In addition, the Portfolio pays or receives a variable rate of interest, based on a specific benchmark, with a spread of 20-30 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest is the AUD-OIS-RBA and Federal Funds Rate.
(F)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
NOMI	Nomura International PLC
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Real Estate Securities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Investments, at value (cost $412,841,659) (including securities loaned of $15,844,547)	$365,509,172
Repurchase agreement, at value (cost $13,601,121)	13,601,121
Cash collateral pledged at broker for:
OTC derivatives (A)	100,000
Foreign currency, at value (cost $504,389)	506,343
Receivables and other assets:
Investments sold	234,335
Net income from securities lending	5,207
Shares of beneficial interest sold	14,928
Dividends	1,807,400
Interest	874
Tax reclaims	166,431
Unrealized appreciation on forward foreign currency contracts	744,912
Prepaid expenses	1,297

Total assets	382,692,020

Liabilities:
Cash collateral received upon return of:
Securities on loan	7,076,979
Cash collateral at broker for:
OTC derivatives (A)	70,000
Payables and other liabilities:
Investments purchased	4,032,410
Dividends, interest and fees for borrowings from CFD	3,507
Shares of beneficial interest redeemed	79,291
Investment management fees	230,549
Distribution and service fees	14,190
Transfer agent costs	775
Trustee and CCO fees	1,654
Audit and tax fees	16,979
Custody fees	61,924
Legal fees	16,563
Printing and shareholder reports fees	5,351
Other accrued expenses	18,723
Unrealized depreciation on OTC swap agreements - CFD	28,268
Unrealized depreciation on forward foreign currency contracts	1,192,073

Total liabilities	12,849,236

Net assets	$369,842,784

Net assets consist of:
Capital stock ($0.01 par value)	$389,450
Additional paid-in capital	622,020,874
Total distributable earnings (accumulated losses)	(252,567,540)

Net assets	$369,842,784

Net assets by class:
Initial Class	$300,430,829
Service Class	69,411,955

Shares outstanding:
Initial Class	32,022,790
Service Class	6,922,203

Net asset value and offering price per share:
Initial Class	$9.38
Service Class	10.03

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income	$7,355,157
Interest income	63,009
Net income from securities lending	54,110
Withholding taxes on foreign income	(564,131)

Total investment income	6,908,145

Expenses:
Investment management fees	1,410,929
Distribution and service fees:
Service Class	87,337
Transfer agent costs	2,459
Trustee and CCO fees	6,797
Audit and tax fees	13,714
Custody fees	83,309
Legal fees	20,027
Printing and shareholder reports fees	25,425
Dividends, interest and fees for borrowings from CFD	21,877
Other	28,049

Total expenses	1,699,923

Net investment income (loss)	5,208,222

Net realized gain (loss) on:
Investments	(27,293,459)
Swap agreements	232,140
Forward foreign currency contracts	(462,182)
Foreign currency transactions	(192,322)

Net realized gain (loss)	(27,715,823)

Net change in unrealized appreciation (depreciation) on:
Investments	33,281,674
Swap agreements	(28,268)
Forward foreign currency contracts	137,418
Translation of assets and liabilities denominated in foreign currencies	(7,118)

Net change in unrealized appreciation (depreciation)	33,383,706

Net realized and change in unrealized gain (loss)	5,667,883

Net increase (decrease) in net assets resulting from operations	$10,876,105

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Real Estate Securities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$5,208,222	$15,648,904
Net realized gain (loss)	(27,715,823)	(129,168,503)
Net change in unrealized appreciation (depreciation)	33,383,706	(185,032,211)

Net increase (decrease) in net assets resulting from operations	10,876,105	(298,551,810)

Dividends and/or distributions to shareholders:
Initial Class	—	(22,344,430)
Service Class	—	(2,418,885)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(24,763,315)

Capital share transactions:
Proceeds from shares sold:
Initial Class	655,744	3,105,407
Service Class	1,241,700	4,719,107

	1,897,444	7,824,514

Dividends and/or distributions reinvested:
Initial Class	—	22,344,430
Service Class	—	2,418,885

	—	24,763,315

Cost of shares redeemed:
Initial Class	(24,429,093)	(384,083,427)
Service Class	(4,087,108)	(11,884,623)

	(28,516,201)	(395,968,050)

Net increase (decrease) in net assets resulting from capital share transactions	(26,618,757)	(363,380,221)

Net increase (decrease) in net assets	(15,742,652)	(686,695,346)

Net assets:
Beginning of period/year	385,585,436	1,072,280,782

End of period/year	$369,842,784	$385,585,436

Capital share transactions - shares:
Shares issued:
Initial Class	69,604	292,865
Service Class	125,239	408,474

	194,843	701,339

Shares reinvested:
Initial Class	—	2,203,593
Service Class	—	222,733

	—	2,426,326

Shares redeemed:
Initial Class	(2,635,316)	(41,259,558)
Service Class	(406,041)	(1,017,876)

	(3,041,357)	(42,277,434)

Net increase (decrease) in shares outstanding:
Initial Class	(2,565,712)	(38,763,100)
Service Class	(280,802)	(386,669)

	(2,846,514)	(39,149,769)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Real Estate Securities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$9.12		$13.17	$10.69	$13.40	$10.80	$13.15

Investment operations:
Net investment income (loss) (A)	0.13		0.24	0.36	0.23	0.27	0.24
Net realized and unrealized gain (loss)	0.13		(3.91)	2.43	(0.53)	2.44	(1.48)

Total investment operations	0.26		(3.67)	2.79	(0.30)	2.71	(1.24)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.38)	(0.31)	(1.51)	(0.11)	(1.11)
Net realized gains	—		—	—	(0.90)	—	—

Total dividends and/or distributions to shareholders	—		(0.38)	(0.31)	(2.41)	(0.11)	(1.11)

Net asset value, end of period/year	$9.38		$9.12	$13.17	$10.69	$13.40	$10.80

Total return	2.85	%(B)	(28.19)%	26.22%	(0.31)%	25.19%	(10.09)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$300,431		$315,322	$965,695	$343,554	$907,719	$353,992
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87	%(C)	0.78%	0.79%	0.82%	0.78%	0.92%
Including waiver and/or reimbursement and recapture	0.87	%(C)	0.78%	0.79%	0.82%	0.78%	0.91%
Net investment income (loss) to average net assets	2.87	%(C)	2.14%	2.88%	2.03%	2.17%	2.03%
Portfolio turnover rate	31	%(B)	62%	62%	107%	93%	241%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$9.75		$14.04	$11.39	$14.09	$11.35	$13.76

Investment operations:
Net investment income (loss) (A)	0.13		0.21	0.28	0.21	0.24	0.26
Net realized and unrealized gain (loss)	0.15		(4.16)	2.65	(0.53)	2.58	(1.60)

Total investment operations	0.28		(3.95)	2.93	(0.32)	2.82	(1.34)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.34)	(0.28)	(1.48)	(0.08)	(1.07)
Net realized gains	—		—	—	(0.90)	—	—

Total dividends and/or distributions to shareholders	—		(0.34)	(0.28)	(2.38)	(0.08)	(1.07)

Net asset value, end of period/year	$10.03		$9.75	$14.04	$11.39	$14.09	$11.35

Total return	2.87	%(B)	(28.38)%	25.85%	(0.51)%	24.88%	(10.33)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$69,412		$70,263	$106,586	$91,150	$97,213	$77,284
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.12	%(C)	1.03%	1.04%	1.06%	1.03%	1.17%
Including waiver and/or reimbursement and recapture	1.12	%(C)	1.03%	1.04%	1.06%	1.03%	1.16%
Net investment income (loss) to average net assets	2.61	%(C)	1.83%	2.16%	1.82%	1.82%	2.06%
Portfolio turnover rate	31	%(B)	62%	62%	107%	93%	241%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Real Estate Securities VP (formerly, Transamerica BlackRock Global Real Estate Securities VP) (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2023 by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2023, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$7,076,979	$—	$—	$—	$7,076,979
Total Borrowings	$7,076,979	$—	$—	$—	$7,076,979

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statement of Operations.

Total return swap agreements: The Portfolio is subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement, including CFDs, in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Open centrally cleared swap agreements and open OTC swap agreements at June 30, 2023, if any, are listed within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2023, if any, are listed within the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2023.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	$—	$744,912	$—	$—	$—	$744,912
Total	$—	$744,912	$—	$—	$—	$744,912

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
OTC swaps:
Unrealized depreciation on OTC swap agreements - CFD	$—	$—	$(28,268)	$—	$—	$(28,268)
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	(1,192,073)	—	—	—	(1,192,073)
Total	$—	$(1,192,073)	$(28,268)	$—	$—	$(1,220,341)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2023.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Swap agreements	$—	$—	$232,140	$—	$—	$232,140
Forward foreign currency contracts	—	(462,182)	—	—	—	(462,182)
Total	$—	$(462,182)	$232,140	$—	$—	$(230,042)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Swap agreements	$—	$—	$(28,268)	$—	$—	$(28,268)
Forward foreign currency contracts	—	137,418	—	—	—	137,418
Total	$—	$137,418	$(28,268)	$—	$—	$109,150

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2023.

Total return swaps:
Average notional value – long	$956,504
Forward foreign currency exchange contracts:
Average contract amounts purchased – in USD	39,975,377
Average contract amounts sold – in USD	38,913,385

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2023. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Receivable	Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Payable
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
Bank of America, N.A.	$17,593	$(17,593)	$—	$—	$81,102	$(17,593)	$(10,000)	$53,509
BNP Paribas	28,688	(28,688)	—	—	72,778	(28,688)	—	44,090
Citibank, N.A.	3,797	(3,797)	—	—	61,633	(3,797)	(30,000)	27,836
Goldman Sachs International	1,804	(1,804)	—	—	30,153	(1,804)	(28,349)	—
HSBC Bank USA	48,459	(48,459)	—	—	586,408	(48,459)	(30,000)	507,949
JPMorgan Chase Bank, N.A.	419,998	(27,945)	—	392,053	27,945	(27,945)	—	—
Nomura International PLC	48,119	(48,119)	—	—	60,736	(48,119)	—	12,617
State Street Bank & Trust Co.	116,926	(116,926)	—	—	212,202	(116,926)	—	95,276
UBS AG	59,528	(59,528)	—	—	87,384	(59,528)	—	27,856

Total	$744,912	$(352,859)	$—	$392,053	$1,220,341	$(352,859)	$(98,349)	$769,133

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. RISK FACTORS (continued)

highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

Real estate securities risk: Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in laws and regulations affecting real estate, operating expenses, property taxes and interest rates. If the Portfolio’s real estate-related investments are concentrated in one geographic area or one property type, the Portfolio will also be subject to the risks associated with that one area or property type. The value of the Portfolio’s real estate-related securities will not necessarily track the value of the underlying investments of the issuers of such securities.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $250 million	0.77%
Over $250 million up to $500 million	0.75
Over $500 million up to $750 million	0.70
Over $750 million	0.68

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.90%	May 1, 2024
Service Class	1.15	May 1, 2024

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 114,342,417	$ —	$ 142,480,157	$ —

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Real Estate Securities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 426,442,780	$ 6,430,567	$ (54,238,483)	$ (47,807,916)

11. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Real Estate Securities VP

(formerly, Transamerica BlackRock Global Real Estate Securities VP)

MANAGEMENT, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Real Estate Securities VP (formerly, Transamerica BlackRock Global Real Estate Securities VP) (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”) and the renewal of the investment sub-sub-advisory agreements (the “Sub-Sub-Advisory Agreements” and together with the Management Agreement and the Sub-Advisory Agreement, the “Agreements”) with respect to the Portfolio between BlackRock and each of BlackRock International Limited and BlackRock (Singapore) Limited (each a “Sub-Sub-Adviser” and collectively the “Sub-Sub-Advisers”).

Following its review and consideration, the Board determined that the terms of the Management Agreement, the Sub-Advisory Agreement and each Sub-Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM, the Sub-Adviser and each Sub-Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM, the Sub-Adviser and each Sub-Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM, the Sub-Adviser and each Sub-Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser and each Sub-Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM, the Sub-Adviser or the Sub-Sub-Advisers present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM, the Sub-Adviser and each Sub-Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s, the Sub-Adviser’s and each Sub-Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management teams of the Sub-Adviser and each Sub-Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Real Estate Securities VP

(formerly, Transamerica BlackRock Global Real Estate Securities VP)

MANAGEMENT, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM, the Sub-Adviser and each Sub-Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 3-year period and below the median for the past 1-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 3- and 5-year periods and below its benchmark for the past 1- and 10-year periods. The Board noted that the Sub-Adviser and the Sub-Sub-Advisers had commenced sub-advising the Portfolio on November 1, 2018 pursuant to its current investment objective, investment strategies and benchmark.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services and the Sub-Sub-Advisers for sub-sub-advisory services, noting that TAM pays sub-advisory fees to the Sub-Adviser and that the sub-sub-advisory fees payable to the Sub-Sub-Advisers are paid by the Sub-Adviser and not the Portfolio or TAM. The Board also considered the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management, sub-advisory and sub-sub-advisory fees to be received by TAM, the Sub-Adviser and the Sub-Sub-Advisers under the Management Agreement, the Sub-Advisory Agreement and each Sub-Sub-Advisory Agreement are reasonable in light of the services provided.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Real Estate Securities VP

(formerly, Transamerica BlackRock Global Real Estate Securities VP)

MANAGEMENT, SUB-ADVISORY AND SUB-SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM, the Sub-Adviser or a Sub-Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and each Sub-Sub-Adviser’s sub-sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fees paid to the Sub-Adviser and the Sub-Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates, the Sub-Adviser and/or the Sub-Sub-Advisers from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, the Sub-Adviser and/or the Sub-Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser and the Sub-Sub-Advisers. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement, the Sub-Advisory Agreement and each Sub-Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Tactical Allocation VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,088.20	$0.83	$1,024.00	$0.80	0.16%
Service Class	1,000.00	1,085.90	2.12	1,022.80	2.06	0.41

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	49.9%
U.S. Fixed Income Funds	36.7
International Equity Funds	13.7
Repurchase Agreement	0.5
International Alternative Fund	0.0 *
Net Other Assets (Liabilities)	(0.8)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 5.6%
U.S. Equity Funds - 4.0%
SPDR S&P 500 ETF Trust	57,886	$25,659,706
Vanguard Value ETF	81,055	11,517,916

		37,177,622

U.S. Fixed Income Fund - 1.6%
Vanguard Total Bond Market ETF	211,229	15,354,236

Total Exchange-Traded Funds (Cost $49,945,102)		52,531,858

INVESTMENT COMPANIES - 94.7%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	13,521	29,798

International Equity Funds - 13.7%
Transamerica International Focus VP (C)	6,637,983	56,223,717
Transamerica Morgan Stanley Capital Growth VP (C)	3,329,369	16,713,434
Transamerica TS&W International Equity VP (C)	4,023,562	56,048,221

		128,985,372

U.S. Equity Funds - 45.9%
Transamerica Aegon Sustainable Equity Income VP (C)	1,836,352	32,723,796
Transamerica JPMorgan Enhanced Index VP (C)	8,095,725	188,549,432
Transamerica JPMorgan Mid Cap Value VP (C)	3,034,039	45,996,036
Transamerica Large Cap Value (C)	5,441,868	69,764,743

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica T. Rowe Price Small Cap VP (C)	3,026,454	$ 33,744,965
Transamerica WMC US Growth VP (C)	1,850,202	62,222,290

		433,001,262

U.S. Fixed Income Funds - 35.1%
Transamerica Aegon Core Bond VP (C)	14,927,063	162,555,714
Transamerica Bond (C)	20,826,972	167,448,853
Transamerica Short-Term Bond (C)	80,727	770,944

		330,775,511

Total Investment Companies (Cost $886,454,307)		892,791,943

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 2.30% (F), dated 06/30/2023, to be repurchased at $4,710,356 on 07/03/2023. Collateralized by a U.S. Government Obligation, 4.63%, due 03/15/2026, and with a value of $4,803,644.	$4,709,454	4,709,454

Total Repurchase Agreement (Cost $4,709,454)		4,709,454

Total Investments (Cost $941,108,863)		950,033,255
Net Other Assets (Liabilities) - (0.8)%		(7,825,719)

Net Assets - 100.0%		$942,207,536

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$52,531,858	$—	$—	$52,531,858
Investment Companies	892,762,145	—	—	892,762,145
Repurchase Agreement	—	4,709,454	—	4,709,454

Total	$945,294,003	$4,709,454	$—	$950,003,457

Investment Companies Measured at Net Asset Value (E)				29,798

Total Investments				$950,033,255

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2023	Shares as of June 30, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP	$258,138,558	$—	$(269,241,224)	$(42,595,103)	$53,697,769	$—	—	$—	$—
Transamerica Aegon Core Bond VP	63,194,675	143,000,000	(42,750,000)	(7,767,780)	6,878,819	162,555,714	14,927,063	—	—
Transamerica Aegon Sustainable Equity Income VP	40,649,464	5,000,000	(13,000,000)	(5,512,796)	5,587,128	32,723,796	1,836,352	—	—
Transamerica Bond	99,113,185	114,616,735	(43,500,000)	(9,066,997)	6,285,930	167,448,853	20,826,972	3,616,656	—
Transamerica Global Allocation Liquidating Trust	37,432	—	—	—	(7,634)	29,798	13,521	—	—
Transamerica International Focus VP	54,859,540	8,750,000	(11,500,000)	(571,321)	4,685,498	56,223,717	6,637,983	—	—
Transamerica JPMorgan Enhanced Index VP	128,404,329	34,400,000	—	—	25,745,103	188,549,432	8,095,725	—	—
Transamerica JPMorgan Mid Cap Value VP	28,364,385	15,300,000	—	—	2,331,651	45,996,036	3,034,039	—	—
Transamerica Large Cap Value	59,935,787	11,200,050	(4,400,000)	(46,643)	3,075,549	69,764,743	5,441,868	450,050	—
Transamerica Morgan Stanley Capital Growth VP	11,357,765	2,450,000	(800,000)	(2,569,042)	6,274,711	16,713,434	3,329,369	—	—
Transamerica Short-Term Bond	14,831,502	8,117,385	(22,141,275)	(49,952)	13,284	770,944	80,727	117,383	—
Transamerica T. Rowe Price Small Cap VP	46,078,093	5,100,000	(21,700,000)	(12,390,618)	16,657,490	33,744,965	3,026,454	—	—
Transamerica TS&W International Equity VP	38,537,295	14,900,000	(2,000,000)	241,206	4,369,720	56,048,221	4,023,562	—	—
Transamerica WMC US Growth VP	45,150,244	9,200,000	(5,000,000)	(637,868)	13,509,914	62,222,290	1,850,202	—	—

Total	$888,652,254	$372,034,170	$(436,032,499)	$(80,966,914)	$149,104,932	$892,791,943	73,123,837	$4,184,089	$—

(D)	Restricted security. At June 30, 2023, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$139,107	$29,798	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	Rate disclosed reflects the yield at June 30, 2023.
(G)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Tactical Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Affiliated investments, at value (cost $886,454,307)	$892,791,943
Unaffiliated investments, at value (cost $49,945,102)	52,531,858
Repurchase agreement, at value (cost $4,709,454)	4,709,454
Receivables and other assets:
Net income from securities lending	55
Shares of beneficial interest sold	2,378
Dividends from affiliated investments	587,331
Dividends from unaffiliated investments	113,266
Interest	301
Prepaid expenses	4,745

Total assets	950,741,331

Liabilities:
Payables and other liabilities:
Investments purchased	7,576,140
Shares of beneficial interest redeemed	602,444
Investment management fees	100,040
Distribution and service fees	187,161
Transfer agent costs	1,246
Trustee and CCO fees	3,335
Audit and tax fees	15,036
Custody fees	4,755
Legal fees	16,333
Printing and shareholder reports fees	12,081
Other accrued expenses	15,224

Total liabilities	8,533,795

Net assets	$942,207,536

Net assets consist of:
Capital stock ($0.01 par value)	$721,613
Additional paid-in capital	977,737,875
Total distributable earnings (accumulated losses)	(36,251,952)

Net assets	$942,207,536

Net assets by class:
Initial Class	$25,482,454
Service Class	916,725,082

Shares outstanding:
Initial Class	4,394,128
Service Class	67,767,155

Net asset value and offering price per share:
Initial Class	$5.80
Service Class	13.53

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income from affiliated investments	$4,184,089
Dividend income from unaffiliated investments	701,130
Interest income from unaffiliated investments	52,740
Net income from securities lending	11,048

Total investment income	4,949,007

Expenses:
Investment management fees	607,710
Distribution and service fees:
Service Class	1,137,557
Transfer agent costs	5,737
Trustee and CCO fees	18,051
Audit and tax fees	17,692
Custody fees	6,039
Legal fees	30,777
Printing and shareholder reports fees	46,327
Other	25,893

Total expenses	1,895,783

Net investment income (loss)	3,053,224

Net realized gain (loss) on:
Affiliated investments	(80,966,914)
Unaffiliated investments	3,988,739

Net realized gain (loss)	(76,978,175)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	149,104,932
Unaffiliated investments	2,152,617

Net change in unrealized appreciation (depreciation)	151,257,549

Net realized and change in unrealized gain (loss)	74,279,374

Net increase (decrease) in net assets resulting from operations	$77,332,598

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Tactical Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$3,053,224	$23,585,031
Net realized gain (loss)	(76,978,175)	29,486,626
Net change in unrealized appreciation (depreciation)	151,257,549	(254,641,326)

Net increase (decrease) in net assets resulting from operations	77,332,598	(201,569,669)

Dividends and/or distributions to shareholders:
Initial Class	—	(6,362,820)
Service Class	—	(122,946,336)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(129,309,156)

Capital share transactions:
Proceeds from shares sold:
Initial Class	403,694	1,362,510
Service Class	2,262,645	4,057,023

	2,666,339	5,419,533

Dividends and/or distributions reinvested:
Initial Class	—	6,362,820
Service Class	—	122,946,336

	—	129,309,156

Cost of shares redeemed:
Initial Class	(1,287,963)	(1,732,616)
Service Class	(70,118,216)	(150,860,759)

	(71,406,179)	(152,593,375)

Net increase (decrease) in net assets resulting from capital share transactions	(68,739,840)	(17,864,686)

Net increase (decrease) in net assets	8,592,758	(348,743,511)

Net assets:
Beginning of period/year	933,614,778	1,282,358,289

End of period/year	$942,207,536	$933,614,778

Capital share transactions - shares:
Shares issued:
Initial Class	72,558	213,768
Service Class	173,612	271,095

	246,170	484,863

Shares reinvested:
Initial Class	—	1,150,600
Service Class	—	9,515,970

	—	10,666,570

Shares redeemed:
Initial Class	(229,747)	(260,653)
Service Class	(5,388,834)	(10,623,108)

	(5,618,581)	(10,883,761)

Net increase (decrease) in shares outstanding:
Initial Class	(157,189)	1,103,715
Service Class	(5,215,222)	(836,043)

	(5,372,411)	267,672

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Tactical Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$5.33		$8.50	$8.87	$8.99	$8.68	$9.97

Investment operations:
Net investment income (loss) (A)	0.02		0.17	0.29	0.25	0.17	0.22
Net realized and unrealized gain (loss)	0.45		(1.47)	0.40	0.87	1.29	(0.58)

Total investment operations	0.47		(1.30)	0.69	1.12	1.46	(0.36)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.60)	(0.48)	(0.33)	(0.40)	(0.20)
Net realized gains	—		(1.27)	(0.58)	(0.91)	(0.75)	(0.73)

Total dividends and/or distributions to shareholders	—		(1.87)	(1.06)	(1.24)	(1.15)	(0.93)

Net asset value, end of period/year	$5.80		$5.33	$8.50	$8.87	$8.99	$8.68

Total return	8.82	%(B)	(16.06)%	7.91%	13.40%	17.43%	(4.21)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$25,483		$24,280	$29,319	$28,518	$26,400	$24,853
Expenses to average net assets (C)	0.16	%(D)	0.15%	0.15%	0.15%	0.15%	0.14%
Net investment income (loss) to average net assets	0.90	%(D)	2.52%	3.22%	2.83%	1.91%	2.29%
Portfolio turnover rate	48	%(B)	42%	33%	67%	36%	72%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$12.46		$16.97	$16.72	$15.90	$14.57	$16.11

Investment operations:
Net investment income (loss) (A)	0.04		0.32	0.50	0.40	0.26	0.32
Net realized and unrealized gain (loss)	1.03		(3.01)	0.76	1.62	2.17	(0.97)

Total investment operations	1.07		(2.69)	1.26	2.02	2.43	(0.65)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.55)	(0.43)	(0.29)	(0.35)	(0.16)
Net realized gains	—		(1.27)	(0.58)	(0.91)	(0.75)	(0.73)

Total dividends and/or distributions to shareholders	—		(1.82)	(1.01)	(1.20)	(1.10)	(0.89)

Net asset value, end of period/year	$13.53		$12.46	$16.97	$16.72	$15.90	$14.57

Total return	8.59	%(B)	(16.21)%	7.63%	13.19%	17.05%	(4.41)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$916,725		$909,335	$1,253,039	$1,348,851	$1,363,259	$1,336,475
Expenses to average net assets (C)	0.41	%(D)	0.40%	0.40%	0.40%	0.40%	0.39%
Net investment income (loss) to average net assets	0.65	%(D)	2.23%	2.92%	2.53%	1.65%	2.02%
Portfolio turnover rate	48	%(B)	42%	33%	67%	36%	72%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica BlackRock Tactical Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2023, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK FACTORS (continued)

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect. The available underlying portfolios selected by the sub-adviser may underperform the market or similar portfolios.

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $1 billion	0.130%
Over $1 billion up to $2 billion	0.110
Over $2 billion up to $3 billion	0.105
Over $3 billion	0.100

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2023
Initial Class	0.21%	May 1, 2024
Service Class	0.46	May 1, 2024
Prior to May 1, 2023
Initial Class	0.25
Service Class	0.50

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 450,793,387	$ 514,287,646

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 941,108,863	$ 36,142,430	$ (27,218,038)	$ 8,924,392

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica BlackRock Tactical Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and BlackRock Investment Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3-, 5- and 10- year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its primary benchmark for the past 1-year period and below its primary benchmark for the past 3-, 5- and 10-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica BlackRock Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs 70/30 Allocation VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,100.20	$2.76	$1,022.20	$2.66	0.53%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	49.2%
U.S. Fixed Income Funds	28.6
International Equity Funds	21.1
Net Other Assets (Liabilities)	1.1
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs 70/30 Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.9%
International Equity Funds - 21.1%
Transamerica Emerging Markets Opportunities (A)	17,843	$136,319
Transamerica International Equity (A)	41,240	818,605
Transamerica International Small Cap Value (A)	3,933	54,003

		1,008,927

U.S. Equity Funds - 49.2%
Transamerica Aegon Sustainable Equity Income VP (A)	13,430	239,322
Transamerica Large Cap Value (A)	61,815	792,472
Transamerica Small Cap Growth (A)	10,092	66,507
Transamerica Small Cap Value (A)	12,898	69,521
Transamerica WMC US Growth VP (A)	35,256	1,185,645

		2,353,467

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 28.6%
Transamerica Bond (A)	19,540	$ 157,100
Transamerica Core Bond (A)	119,279	1,026,993
Transamerica High Yield Bond (A)	11,732	92,095
Transamerica Pinebridge Inflation Opportunities VP (A)	9,395	94,421

		1,370,609

Total Investment Companies (Cost $5,010,352)		4,733,003

Total Investments (Cost $5,010,352)		4,733,003
Net Other Assets (Liabilities) - 1.1%		54,449

Net Assets - 100.0%		$4,787,452

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$4,733,003	$—	$—	$4,733,003

Total Investments	$4,733,003	$—	$—	$4,733,003

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. Affiliated interest income, dividends income, realized and unrealized gains (losses), if any, are broken out within the Statement of Operations.
(B)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs 70/30 Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Affiliated investments, at value (cost $5,010,352)	$4,733,003
Cash	71,137
Receivables and other assets:
Dividends from affiliated investments	4,480
Due from investment manager	4,163
Prepaid expenses	20

Total assets	4,812,803

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	4,480
Shares of beneficial interest redeemed	109
Distribution and service fees	970
Transfer agent costs	5
Trustee and CCO fees	9
Audit and tax fees	12,094
Custody fees	1,377
Legal fees	50
Printing and shareholder reports fees	278
Other accrued expenses	5,979

Total liabilities	25,351

Net assets	$4,787,452

Net assets consist of:
Capital stock ($0.01 par value)	$4,074
Additional paid-in capital	4,874,168
Total distributable earnings (accumulated losses)	(90,790)

Net assets	$4,787,452

Shares outstanding	407,386

Net asset value and offering price per share	$11.75

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income from affiliated investments	$29,660
Interest income from unaffiliated investments	365

Total investment income	30,025

Expenses:
Investment management fees	2,266
Distribution and service fees	5,447
Transfer agent costs	25
Trustee and CCO fees	97
Audit and tax fees	12,104
Custody fees	1,641
Legal fees	119
Printing and shareholder reports fees	1,491
Index fees	5,030
Filing fees	4,516
Other	76

Total expenses before waiver and/or reimbursement and recapture	32,812

Expense waived and/or reimbursed	(21,350)
Recapture of previously waived and/or reimbursed fees	83

Net expenses	11,545

Net investment income (loss)	18,480

Net realized gain (loss) on:
Affiliated investments	21,436

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	383,019

Net realized and change in unrealized gain (loss)	404,455

Net increase (decrease) in net assets resulting from operations	$422,935

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs 70/30 Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$18,480	$69,956
Net realized gain (loss)	21,436	79,580
Net change in unrealized appreciation (depreciation)	383,019	(888,970)

Net increase (decrease) in net assets resulting from operations	422,935	(739,434)

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(321,886)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(321,886)

Capital share transactions:
Proceeds from shares sold	391,610	1,073,462
Dividends and/or distributions reinvested	—	321,886
Cost of shares redeemed	(83,055)	(84,668)

Net increase (decrease) in net assets resulting from capital share transactions	308,555	1,310,680

Net increase (decrease) in net assets	731,490	249,360

Net assets:
Beginning of period/year	4,055,962	3,806,602

End of period/year	$4,787,452	$4,055,962

Capital share transactions - shares:
Shares issued	35,166	86,639
Shares reinvested	—	29,183
Shares redeemed	(7,435)	(7,361)

Net increase (decrease) in shares outstanding	27,731	108,461

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021		December 31, 2020 (A)
Net asset value, beginning of period/year	$10.68		$14.04		$12.69		$10.00

Investment operations:
Net investment income (loss) (B)	0.05		0.21		0.38		0.19
Net realized and unrealized gain (loss)	1.02		(2.60)		1.28		2.50

Total investment operations	1.07		(2.39)		1.66		2.69

Contribution from investment manager	—		—		0.03		—
Dividends and/or distributions to shareholders:
Net investment income	—		(0.23)		(0.12)		—
Net realized gains	—		(0.74)		(0.22)		—

Total dividends and/or distributions to shareholders	—		(0.97)		(0.34)		—

Net asset value, end of period/year	$11.75		$10.68		$14.04		$12.69

Total return	10.02	%(C)	(17.10)%		13.33	%(D)	26.90	%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,787		$4,056		$3,807		$1,289
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.51	%(F)	1.66%		1.72%		6.01	%(F)
Including waiver and/or reimbursement and recapture	0.53	%(F)	0.51	%(G)	0.50	%(G)	1.15	%(F)
Net investment income (loss) to average net assets	0.85	%(F)	1.79%		2.78%		2.54	%(F)
Portfolio turnover rate	3	%(C)	24%		23%		4	%(C)

(A)	Commenced operations on May 1, 2020.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Total return includes the contribution from investment manager. If the investment manager had not made the contribution, total return would have decreased by 0.24%.
(E)	Does not include expenses of the underlying investments in which the Portfolio invests.
(F)	Annualized.
(G)	Ratio excludes acquired fund fees and expenses, which are indirect expenses incurred by the Portfolio through its investments in Underlying Funds. If the expenses incurred by the Underlying Funds were included in these ratios they would have increased by 0.62% (annualized), 0.64% and 0.65%, for the period ended June 30, 2023, and the years ended December 31, 2022 and December 31, 2021, respectively.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Goldman Sachs 70/30 Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK FACTORS (continued)

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect. The available underlying portfolios selected by the sub-adviser may underperform the market or similar portfolios.

Asset class variation risk: The underlying portfolios invest principally in the securities constituting their asset class (i.e., equity or fixed-income) or underlying index components. However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying portfolios at any given time, and the percentage of the Portfolio’s assets invested in various underlying portfolios, the Portfolio’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class, and this in turn may adversely affect the Portfolio’s performance.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $1 billion	0.1040%
Over $1 billion up to $3 billion	0.0975
Over $3 billion up to $5 billion	0.0925
Over $5 billion up to $7 billion	0.0850
Over $7 billion up to $9 billion	0.0800
Over $9 billion	0.0725

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.15%	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the 36-month period ended June 30, 2023. the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available
Class	2020 (A)	2021	2022	2023	Total
Service Class	$29,435	$37,766	$45,282	$21,350	$133,833

(A)	For the six-month period of July 1, 2020 through December 31, 2020.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 511,660	$ 119,000

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs 70/30 Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 5,010,352	$ 51,318	$ (328,667)	$ (277,349)

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs 70/30 Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Goldman Sachs 70/30 Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Goldman Sachs Asset Management, L.P. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limit, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs 70/30 Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

benchmarks, in each case for the period ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant period in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-year period. The Trustees discussed the reasons for the underperformance with TAM, and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs 70/30 Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Balanced ETF VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,077.30	$1.70	$1,023.20	$1.66	0.33%
Service Class	1,000.00	1,075.70	2.99	1,021.90	2.91	0.58

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	47.7%
U.S. Equity Funds	34.4
International Equity Funds	17.4
Other Investment Company	2.4
Repurchase Agreement	0.4
Net Other Assets (Liabilities)	(2.3)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Balanced ETF VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Funds - 17.4%
iShares Core MSCI EAFE ETF	2,383,714	$160,900,695
iShares Core MSCI Emerging Markets ETF	4,115,458	202,850,925
iShares MSCI EAFE ETF	1,145,461	83,045,923
iShares MSCI EAFE Small-Cap ETF	677,653	39,967,974
Vanguard FTSE Developed Markets ETF	5,244,041	242,169,813

		728,935,330

U.S. Equity Funds - 34.4%
iShares Core S&P 500 ETF	948,875	422,923,076
iShares Core S&P Mid-Cap ETF	200,290	52,371,829
iShares Russell 2000 ETF (A)	878,098	164,441,412
SPDR S&P 500 ETF Trust	433,760	192,277,133
Vanguard S&P 500 ETF	1,501,789	611,648,624

		1,443,662,074

U.S. Fixed Income Funds - 47.7%
iShares Core U.S. Aggregate Bond ETF	8,052,639	788,755,990
Vanguard Intermediate-Term Corporate Bond ETF (A)	5,279,014	417,200,476
Vanguard Total Bond Market ETF	10,883,037	791,087,960

		1,997,044,426

Total Exchange-Traded Funds (Cost $4,181,637,898)		4,169,641,830

	Shares	Value
OTHER INVESTMENT COMPANY - 2.4%
Securities Lending Collateral - 2.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (B)	101,515,904	$ 101,515,904

Total Other Investment Company (Cost $101,515,904)		101,515,904

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 2.30% (B), dated 06/30/2023, to be repurchased at $17,805,627 on 07/03/2023. Collateralized by a U.S. Government Obligation, 4.63%, due 03/15/2026, and with a value of $18,158,297.	$17,802,215	17,802,215

Total Repurchase Agreement (Cost $17,802,215)		17,802,215

Total Investments (Cost $4,300,956,017)		4,288,959,949
Net Other Assets (Liabilities) - (2.3)%		(98,094,574)

Net Assets - 100.0%		$4,190,865,375

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$4,169,641,830	$—	$—	$4,169,641,830
Other Investment Company	101,515,904	—	—	101,515,904
Repurchase Agreement	—	17,802,215	—	17,802,215

Total Investments	$4,271,157,734	$17,802,215	$—	$4,288,959,949

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $115,601,757, collateralized by cash collateral of $101,515,904 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $16,543,125. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2023.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Balanced ETF VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Unaffiliated investments, at value (cost $4,283,153,802) (including securities loaned of $115,601,757)	$4,271,157,734
Repurchase agreement, at value (cost $17,802,215)	17,802,215
Receivables and other assets:
Investments sold	3,340,664
Net income from securities lending	35,216
Shares of beneficial interest sold	1,202
Dividends from unaffiliated investments	3,107,585
Interest	1,137
Prepaid expenses	21,383

Total assets	4,295,467,136

Liabilities:
Cash collateral received upon return of:
Securities on loan	101,515,904
Payables and other liabilities:
Shares of beneficial interest redeemed	947,396
Investment management fees	1,034,466
Distribution and service fees	856,962
Transfer agent costs	5,389
Trustee and CCO fees	14,841
Audit and tax fees	24,436
Custody fees	17,915
Legal fees	69,628
Printing and shareholder reports fees	43,837
Other accrued expenses	70,987

Total liabilities	104,601,761

Net assets	$4,190,865,375

Net assets consist of:
Capital stock ($0.01 par value)	$3,555,164
Additional paid-in capital	3,804,404,329
Total distributable earnings (accumulated losses)	382,905,882

Net assets	$4,190,865,375

Net assets by class:
Initial Class	$4,826,658
Service Class	4,186,038,717

Shares outstanding:
Initial Class	403,009
Service Class	355,113,360

Net asset value and offering price per share:
Initial Class	$11.98
Service Class	11.79

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$46,735,700
Interest income from unaffiliated investments	299,012
Net income from securities lending	351,181

Total investment income	47,385,893

Expenses:
Investment management fees	6,283,409
Distribution and service fees:
Service Class	5,205,737
Transfer agent costs	25,444
Trustee and CCO fees	83,828
Audit and tax fees	36,481
Custody fees	23,659
Legal fees	134,459
Printing and shareholder reports fees	96,109
Other	104,680

Total expenses	11,993,806

Net investment income (loss)	35,392,087

Net realized gain (loss) on:
Unaffiliated investments	39,870,297

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	232,011,433

Net realized and change in unrealized gain (loss)	271,881,730

Net increase (decrease) in net assets resulting from operations	$307,273,817

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Balanced ETF VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$35,392,087	$60,467,234
Net realized gain (loss)	39,870,297	272,757,861
Net change in unrealized appreciation (depreciation)	232,011,433	(1,099,012,187)

Net increase (decrease) in net assets resulting from operations	307,273,817	(765,787,092)

Dividends and/or distributions to shareholders:
Initial Class	—	(185,941)
Service Class	—	(181,087,169)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(181,273,110)

Capital share transactions:
Proceeds from shares sold:
Initial Class	411,126	1,315,259
Service Class	4,088,195	3,985,771

	4,499,321	5,301,030

Dividends and/or distributions reinvested:
Initial Class	—	185,941
Service Class	—	181,087,169

	—	181,273,110

Cost of shares redeemed:
Initial Class	(227,682)	(405,618)
Service Class	(272,727,011)	(582,631,774)

	(272,954,693)	(583,037,392)

Net increase (decrease) in net assets resulting from capital share transactions	(268,455,372)	(396,463,252)

Net increase (decrease) in net assets	38,818,445	(1,343,523,454)

Net assets:
Beginning of period/year	4,152,046,930	5,495,570,384

End of period/year	$4,190,865,375	$4,152,046,930

Capital share transactions - shares:
Shares issued:
Initial Class	35,399	110,301
Service Class	356,690	343,856

	392,089	454,157

Shares reinvested:
Initial Class	—	16,440
Service Class	—	16,226,449

	—	16,242,889

Shares redeemed:
Initial Class	(19,683)	(34,017)
Service Class	(23,845,672)	(49,879,927)

	(23,865,355)	(49,913,944)

Net increase (decrease) in shares outstanding:
Initial Class	15,716	92,724
Service Class	(23,488,982)	(33,309,622)

	(23,473,266)	(33,216,898)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Balanced ETF VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018
Net asset value, beginning of period/year	$11.12		$13.53		$13.10		$13.00		$11.78		$12.55

Investment operations:
Net investment income (loss) (A)	0.11		0.20		0.20		0.17		0.29		0.26
Net realized and unrealized gain (loss)	0.75		(2.09)		1.05		0.39		1.54		(0.79)

Total investment operations	0.86		(1.89)		1.25		0.56		1.83		(0.53)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.22)		(0.19)		(0.30)		(0.28)		(0.24)
Net realized gains	—		(0.30)		(0.63)		(0.16)		(0.33)		—

Total dividends and/or distributions to shareholders	—		(0.52)		(0.82)		(0.46)		(0.61)		(0.24)

Net asset value, end of period/year	$11.98		$11.12		$13.53		$13.10		$13.00		$11.78

Total return	7.73	%(B)	(14.07)%		9.65%		4.48%		15.92%		(4.33)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,827		$4,306		$3,985		$3,583		$3,910		$2,424
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.33	%(D)	0.32%		0.32%		0.32%		0.32%		0.32%
Including waiver and/or reimbursement and recapture	0.33	%(D)	0.32	%(E)	0.32	%(E)	0.32	%(E)	0.32	%(E)	0.32	%(E)
Net investment income (loss) to average net assets	1.99	%(D)	1.66%		1.47%		1.38%		2.31%		2.06%
Portfolio turnover rate	25	%(B)	158%		13%		91%		22%		30%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018
Net asset value, beginning of period/year	$10.96		$13.33		$12.92		$12.83		$11.63		$12.39

Investment operations:
Net investment income (loss) (A)	0.10		0.15		0.16		0.14		0.24		0.23
Net realized and unrealized gain (loss)	0.73		(2.04)		1.04		0.37		1.54		(0.78)

Total investment operations	0.83		(1.89)		1.20		0.51		1.78		(0.55)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.18)		(0.16)		(0.26)		(0.25)		(0.21)
Net realized gains	—		(0.30)		(0.63)		(0.16)		(0.33)		—

Total dividends and/or distributions to shareholders	—		(0.48)		(0.79)		(0.42)		(0.58)		(0.21)

Net asset value, end of period/year	$11.79		$10.96		$13.33		$12.92		$12.83		$11.63

Total return	7.57	%(B)	(14.26)%		9.35%		4.19%		15.65%		(4.55)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,186,038		$4,147,741		$5,491,585		$5,707,849		$6,035,492		$5,729,890
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.58	%(D)	0.57%		0.57%		0.57%		0.57%		0.57%
Including waiver and/or reimbursement and recapture	0.58	%(D)	0.57	%(E)	0.57	%(E)	0.57	%(E)	0.57	%(E)	0.57	%(E)
Net investment income (loss) to average net assets	1.70	%(D)	1.32%		1.21%		1.14%		1.97%		1.85%
Portfolio turnover rate	25	%(B)	158%		13%		91%		22%		30%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Goldman Sachs Managed Risk – Balanced ETF VP (formerly, Transamerica Managed Risk – Balanced ETF VP) (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$101,515,904	$—	$—	$—	$101,515,904
Total Borrowings	$101,515,904	$—	$—	$—	$101,515,904

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK FACTORS (continued)

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs at the Portfolio and/or underlying ETF level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $50 million	0.3400%
Over $50 million up to $250 million	0.3200
Over $250 million up to $5 billion	0.3000
Over $5 billion up to $7 billion	0.2900
Over $7 billion up to $9 billion	0.2875
Over $9 billion	0.2800

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.37%	May 1, 2024
Service Class	0.62	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Balanced ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 1,037,612,580	$ 1,261,974,462

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 4,300,956,017	$ 224,070,369	$ (236,066,437)	$ (11,996,068)

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Balanced ETF VP

(formerly, Transamerica Managed Risk – Balanced ETF VP)

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Goldman Sachs Managed Risk – Balanced ETF VP (formerly, Transamerica Managed Risk – Balanced ETF VP) (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Management Agreement. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and TAM’s responsiveness to any questions by the Trustees. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Balanced ETF VP

(formerly, Transamerica Managed Risk – Balanced ETF VP)

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced sub-advising the Portfolio on November 1, 2022 pursuant to its current investment strategies.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Portfolio’s sub-adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Balanced ETF VP

(formerly, Transamerica Managed Risk – Balanced ETF VP)

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM in light of any economies of scale experienced in the future.

Benefits to TAM and its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Conservative ETF VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,061.00	$1.79	$1,023.10	$1.76	0.35%
Service Class	1,000.00	1,058.80	3.06	1,021.80	3.01	0.60

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	62.8%
U.S. Equity Funds	25.5
International Equity Funds	11.3
Repurchase Agreement	0.4
Other Investment Company	0.1
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Conservative ETF VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.6%
International Equity Funds - 11.3%
iShares Core MSCI EAFE ETF	173,147	$11,687,422
iShares Core MSCI Emerging Markets ETF	313,431	15,449,014
iShares MSCI EAFE ETF	161,283	11,693,017
iShares MSCI EAFE Small-Cap ETF	57,773	3,407,452
Vanguard FTSE Developed Markets ETF	260,306	12,020,931

		54,257,836

U.S. Equity Funds - 25.5%
iShares Core S&P 500 ETF	78,555	35,012,749
iShares Core S&P Mid-Cap ETF	16,668	4,358,349
iShares Russell 2000 ETF (A)	75,386	14,117,536
SPDR S&P 500 ETF Trust	78,912	34,980,111
Vanguard S&P 500 ETF	84,454	34,396,425

		122,865,170

U.S. Fixed Income Funds - 62.8%
iShares Core U.S. Aggregate Bond ETF	913,869	89,513,469
Schwab U.S. Aggregate Bond ETF (A)	1,915,419	88,415,741
Vanguard Intermediate-Term Corporate Bond ETF	450,018	35,564,922
Vanguard Total Bond Market ETF	1,228,852	89,325,252

		302,819,384

Total Exchange-Traded Funds (Cost $506,256,674)		479,942,390

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (B)	383,396	$ 383,396

Total Other Investment Company (Cost $383,396)		383,396

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 2.30% (B), dated 06/30/2023, to be repurchased at $1,845,337 on 07/03/2023. Collateralized by a U.S. Government Obligation, 0.50%, due 02/28/2026, and with a value of $1,881,952.	$1,844,983	1,844,983

Total Repurchase Agreement (Cost $1,844,983)		1,844,983

Total Investments (Cost $508,485,053)		482,170,769
Net Other Assets (Liabilities) - (0.1)%		(403,967)

Net Assets - 100.0%		$481,766,802

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$479,942,390	$—	$—	$479,942,390
Other Investment Company	383,396	—	—	383,396
Repurchase Agreement	—	1,844,983	—	1,844,983

Total Investments	$480,325,786	$1,844,983	$—	$482,170,769

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $3,576,688, collateralized by cash collateral of $383,396 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,270,150. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2023.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk –  Conservative ETF VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Unaffiliated investments, at value (cost $506,640,070) (including securities loaned of $3,576,688)	$480,325,786
Repurchase agreement, at value (cost $1,844,983)	1,844,983
Receivables and other assets:
Investments sold	625,406
Net income from securities lending	2,010
Dividends from unaffiliated investments	268,352
Interest	118
Prepaid expenses	2,484

Total assets	483,069,139

Liabilities:
Cash collateral received upon return of:
Securities on loan	383,396
Payables and other liabilities:
Shares of beneficial interest redeemed	646,790
Investment management fees	123,844
Distribution and service fees	99,089
Transfer agent costs	652
Trustee and CCO fees	1,839
Audit and tax fees	9,745
Custody fees	2,421
Legal fees	8,295
Printing and shareholder reports fees	12,361
Other accrued expenses	13,905

Total liabilities	1,302,337

Net assets	$481,766,802

Net assets consist of:
Capital stock ($0.01 par value)	$417,727
Additional paid-in capital	467,961,753
Total distributable earnings (accumulated losses)	13,387,322

Net assets	$481,766,802

Net assets by class:
Initial Class	$20,481
Service Class	481,746,321

Shares outstanding:
Initial Class	1,757
Service Class	41,770,941

Net asset value and offering price per share:
Initial Class	$11.66
Service Class	11.53

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$5,634,197
Interest income from unaffiliated investments	127,294
Net income from securities lending	32,189

Total investment income	5,793,680

Expenses:
Investment management fees	757,936
Distribution and service fees:
Service Class	606,794
Transfer agent costs	2,985
Trustee and CCO fees	9,642
Audit and tax fees	11,081
Custody fees	3,910
Legal fees	15,848
Printing and shareholder reports fees	17,036
Other	20,502

Total expenses	1,445,734

Net investment income (loss)	4,347,946

Net realized gain (loss) on:
Unaffiliated investments	7,033,846

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	16,907,654

Net realized and change in unrealized gain (loss)	23,941,500

Net increase (decrease) in net assets resulting from operations	$28,289,446

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk –  Conservative ETF VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$4,347,946	$8,286,179
Net realized gain (loss)	7,033,846	21,901,816
Net change in unrealized appreciation (depreciation)	16,907,654	(104,448,436)

Net increase (decrease) in net assets resulting from operations	28,289,446	(74,260,441)

Dividends and/or distributions to shareholders:
Initial Class	—	(652)
Service Class	—	(16,637,655)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(16,638,307)

Capital share transactions:
Proceeds from shares sold:
Initial Class	667	1,214
Service Class	2,165,121	3,867,275

	2,165,788	3,868,489

Dividends and/or distributions reinvested:
Initial Class	—	652
Service Class	—	16,637,655

	—	16,638,307

Cost of shares redeemed:
Initial Class	(179)	(264)
Service Class	(38,059,399)	(83,743,097)

	(38,059,578)	(83,743,361)

Net increase (decrease) in net assets resulting from capital share transactions	(35,893,790)	(63,236,565)

Net increase (decrease) in net assets	(7,604,344)	(154,135,313)

Net assets:
Beginning of period/year	489,371,146	643,506,459

End of period/year	$481,766,802	$489,371,146

Capital share transactions - shares:
Shares issued:
Initial Class	59	106
Service Class	190,763	332,421

	190,822	332,527

Shares reinvested:
Initial Class	—	59
Service Class	—	1,513,890

	—	1,513,949

Shares redeemed:
Initial Class	(16)	(23)
Service Class	(3,372,609)	(7,326,712)

	(3,372,625)	(7,326,735)

Net increase (decrease) in shares outstanding:
Initial Class	43	142
Service Class	(3,181,846)	(5,480,401)

	(3,181,803)	(5,480,259)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk –  Conservative ETF VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$10.99		$12.89	$12.92	$12.63	$12.10	$12.86

Investment operations:
Net investment income (loss) (A)	0.12		0.21	0.20	0.22	0.29	0.27
Net realized and unrealized gain (loss)	0.55		(1.70)	0.19	0.43	1.18	(0.68)

Total investment operations	0.67		(1.49)	0.39	0.65	1.47	(0.41)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.23)	(0.24)	(0.32)	(0.30)	(0.26)
Net realized gains	—		(0.18)	(0.18)	(0.04)	(0.64)	(0.09)

Total dividends and/or distributions to shareholders	—		(0.41)	(0.42)	(0.36)	(0.94)	(0.35)

Net asset value, end of period/year	$11.66		$10.99	$12.89	$12.92	$12.63	$12.10

Total return	6.10	%(B)	(11.66)%	3.00%	5.23%	12.38%	(3.31)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$21		$19	$20	$18	$17	$14
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.35	%(D)	0.34%	0.33%	0.33%	0.33%	0.33%
Including waiver and/or reimbursement and recapture	0.35	%(D)	0.34%	0.33%	0.33%	0.33%	0.33%
Net investment income (loss) to average net assets	2.06	%(D)	1.82%	1.55%	1.75%	2.33%	2.15%
Portfolio turnover rate	85	%(B)	93%	1%	80%	2%	48%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018
Net asset value, beginning of period/year	$10.89		$12.76		$12.80		$12.51		$11.98		$12.74

Investment operations:
Net investment income (loss) (A)	0.10		0.18		0.16		0.19		0.26		0.24
Net realized and unrealized gain (loss)	0.54		(1.68)		0.18		0.42		1.18		(0.68)

Total investment operations	0.64		(1.50)		0.34		0.61		1.44		(0.44)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.19)		(0.20)		(0.28)		(0.27)		(0.23)
Net realized gains	—		(0.18)		(0.18)		(0.04)		(0.64)		(0.09)

Total dividends and/or distributions to shareholders	—		(0.37)		(0.38)		(0.32)		(0.91)		(0.32)

Net asset value, end of period/year	$11.53		$10.89		$12.76		$12.80		$12.51		$11.98

Total return	5.88	%(B)	(11.83)%		2.76%		4.91%		12.19%		(3.60)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$481,746		$489,352		$643,486		$704,005		$748,077		$755,778
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.60	%(D)	0.59%		0.58%		0.58%		0.58%		0.58%
Including waiver and/or reimbursement and recapture	0.60	%(D)	0.59	%(E)	0.58	%(E)	0.58	%(E)	0.58	%(E)	0.58	%(E)
Net investment income (loss) to average net assets	1.79	%(D)	1.53%		1.28%		1.49%		2.06%		1.88%
Portfolio turnover rate	85	%(B)	93%		1%		80%		2%		48%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk –  Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Goldman Sachs Managed Risk – Conservative ETF VP (formerly, Transamerica Managed Risk – Conservative ETF VP) (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk –  Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk –  Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk –  Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$383,396	$—	$—	$—	$383,396
Total Borrowings	$383,396	$—	$—	$—	$383,396

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk –  Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK FACTORS (continued)

Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs at the Portfolio and/or underlying ETF level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk –  Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $50 million	0.3400%
Over $50 million up to $250 million	0.3200
Over $250 million up to $5 billion	0.3000
Over $5 billion up to $7 billion	0.2900
Over $7 billion up to $9 billion	0.2875
Over $9 billion	0.2800

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.37%	May 1, 2024
Service Class	0.62	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk –  Conservative ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 449,270,798	$ 406,381,458

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 508,485,053	$ 13,051,685	$ (39,365,969)	$ (26,314,284)

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Conservative ETF VP

(formerly, Transamerica Managed Risk – Conservative ETF VP)

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Goldman Sachs Managed Risk – Conservative ETF VP (formerly, Transamerica Managed Risk – Conservative ETF VP) (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Management Agreement. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM \to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and TAM’s responsiveness to any questions by the Trustees. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Conservative ETF VP

(formerly, Transamerica Managed Risk – Conservative ETF VP)

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced sub-advising the Portfolio on November 1, 2022 pursuant to its current investment strategies.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Portfolio’s sub-adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Conservative ETF VP

(formerly, Transamerica Managed Risk – Conservative ETF VP)

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM in light of any economies of scale experienced in the future.

Benefits to TAM and its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Growth ETF VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,111.20	$1.73	$1,023.20	$1.66	0.33%
Service Class	1,000.00	1,109.10	3.03	1,021.90	2.91	0.58

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	52.8%
International Equity Funds	26.0
U.S. Fixed Income Funds	20.7
Other Investment Company	4.4
Repurchase Agreement	0.4
Net Other Assets (Liabilities)	(4.3)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Growth ETF VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%
International Equity Funds - 26.0%
iShares Core MSCI EAFE ETF	1,703,165	$114,963,638
iShares Core MSCI Emerging Markets ETF	2,782,783	137,163,374
iShares MSCI EAFE ETF	1,579,708	114,528,830
iShares MSCI EAFE Small-Cap ETF	528,028	31,143,091
Vanguard FTSE Developed Markets ETF	2,496,436	115,285,414

		513,084,347

U.S. Equity Funds - 52.8%
iShares Core S&P 500 ETF	740,827	330,194,002
iShares Core S&P Mid-Cap ETF	149,439	39,075,310
iShares Russell 2000 ETF (A)	609,510	114,142,938
SPDR S&P 500 ETF Trust	455,577	201,948,173
Vanguard S&P 500 ETF	879,409	358,165,697

		1,043,526,120

U.S. Fixed Income Funds - 20.7%
iShares Core U.S. Aggregate Bond ETF	1,498,919	146,819,116
Vanguard Intermediate-Term Corporate Bond ETF (A)	1,450,931	114,667,077
Vanguard Total Bond Market ETF	2,033,003	147,778,988

		409,265,181

Total Exchange-Traded Funds (Cost $1,851,440,423)		1,965,875,648

	Shares	Value
OTHER INVESTMENT COMPANY - 4.4%
Securities Lending Collateral - 4.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (B)	87,815,357	$ 87,815,357

Total Other Investment Company (Cost $87,815,357)		87,815,357

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 2.30% (B), dated 06/30/2023, to be repurchased at $7,449,436 on 07/03/2023. Collateralized by a U.S. Government Obligation, 0.50%, due 02/28/2026, and with a value of $7,597,014.	$7,448,009	7,448,009

Total Repurchase Agreement (Cost $7,448,009)		7,448,009

Total Investments (Cost $1,946,703,789)		2,061,139,014
Net Other Assets (Liabilities) - (4.3)%		(84,734,027)

Net Assets - 100.0%		$1,976,404,987

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$1,965,875,648	$—	$—	$1,965,875,648
Other Investment Company	87,815,357	—	—	87,815,357
Repurchase Agreement	—	7,448,009	—	7,448,009

Total Investments	$2,053,691,005	$7,448,009	$—	$2,061,139,014

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $90,332,426, collateralized by cash collateral of $87,815,357 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $4,437,000. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2023.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Growth ETF VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Unaffiliated investments, at value (cost $1,939,255,780) (including securities loaned of $90,332,426)	$2,053,691,005
Repurchase agreement, at value (cost $7,448,009)	7,448,009
Receivables and other assets:
Investments sold	2,367,051
Net income from securities lending	26,470
Dividends from unaffiliated investments	2,142,091
Interest	476
Prepaid expenses	9,964

Total assets	2,065,685,066

Liabilities:
Cash collateral received upon return of:
Securities on loan	87,815,357
Payables and other liabilities:
Shares of beneficial interest redeemed	452,616
Investment management fees	488,764
Distribution and service fees	402,335
Transfer agent costs	2,447
Trustee and CCO fees	6,335
Audit and tax fees	15,366
Custody fees	15,695
Legal fees	31,918
Printing and shareholder reports fees	13,363
Other accrued expenses	35,883

Total liabilities	89,280,079

Net assets	$1,976,404,987

Net assets consist of:
Capital stock ($0.01 par value)	$1,942,358
Additional paid-in capital	1,773,171,802
Total distributable earnings (accumulated losses)	201,290,827

Net assets	$1,976,404,987

Net assets by class:
Initial Class	$4,245,832
Service Class	1,972,159,155

Shares outstanding:
Initial Class	408,509
Service Class	193,827,303

Net asset value and offering price per share:
Initial Class	$10.39
Service Class	10.17

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income from unaffiliated investments	$20,562,382
Interest income from unaffiliated investments	73,575
Net income from securities lending	217,946

Total investment income	20,853,903

Expenses:
Investment management fees	2,939,009
Distribution and service fees:
Service Class	2,419,334
Transfer agent costs	11,772
Trustee and CCO fees	38,150
Audit and tax fees	20,947
Custody fees	13,201
Legal fees	62,028
Printing and shareholder reports fees	50,640
Other	53,232

Total expenses	5,608,313

Net investment income (loss)	15,245,590

Net realized gain (loss) on:
Unaffiliated investments	10,218,878

Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	177,891,119

Net realized and change in unrealized gain (loss)	188,109,997

Net increase (decrease) in net assets resulting from operations	$203,355,587

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Growth ETF VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$15,245,590	$27,465,948
Net realized gain (loss)	10,218,878	42,431,503
Net change in unrealized appreciation (depreciation)	177,891,119	(431,021,020)

Net increase (decrease) in net assets resulting from operations	203,355,587	(361,123,569)

Dividends and/or distributions to shareholders:
Initial Class	—	(303,543)
Service Class	—	(152,060,323)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(152,363,866)

Capital share transactions:
Proceeds from shares sold:
Initial Class	105,582	254,566
Service Class	2,963,323	37,721,445

	3,068,905	37,976,011

Dividends and/or distributions reinvested:
Initial Class	—	303,543
Service Class	—	152,060,323

	—	152,363,866

Cost of shares redeemed:
Initial Class	(174,523)	(410,546)
Service Class	(137,821,515)	(320,593,453)

	(137,996,038)	(321,003,999)

Net increase (decrease) in net assets resulting from capital share transactions	(134,927,133)	(130,664,122)

Net increase (decrease) in net assets	68,428,454	(644,151,557)

Net assets:
Beginning of period/year	1,907,976,533	2,552,128,090

End of period/year	$1,976,404,987	$1,907,976,533

Capital share transactions - shares:
Shares issued:
Initial Class	10,566	24,623
Service Class	308,669	3,700,655

	319,235	3,725,278

Shares reinvested:
Initial Class	—	31,751
Service Class	—	16,211,122

	—	16,242,873

Shares redeemed:
Initial Class	(17,577)	(39,534)
Service Class	(14,174,423)	(32,088,717)

	(14,192,000)	(32,128,251)

Net increase (decrease) in shares outstanding:
Initial Class	(7,011)	16,840
Service Class	(13,865,754)	(12,176,940)

	(13,872,765)	(12,160,100)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Growth ETF VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018
Net asset value, beginning of period/year	$9.35		$11.81		$10.96		$11.04		$10.33		$11.31

Investment operations:
Net investment income (loss) (A)	0.09		0.16		0.16		0.12		0.23		0.21
Net realized and unrealized gain (loss)	0.95		(1.83)		1.38		0.34		1.70		(0.98)

Total investment operations	1.04		(1.67)		1.54		0.46		1.93		(0.77)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.18)		(0.13)		(0.25)		(0.23)		(0.21)
Net realized gains	—		(0.61)		(0.56)		(0.29)		(0.99)		—

Total dividends and/or distributions to shareholders	—		(0.79)		(0.69)		(0.54)		(1.22)		(0.21)

Net asset value, end of period/year	$10.39		$9.35		$11.81		$10.96		$11.04		$10.33

Total return	11.12	%(B)	(14.32)%		14.25%		4.52%		19.74%		(6.99)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,246		$3,886		$4,709		$4,122		$4,658		$3,756
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.33	%(D)	0.33%		0.32%		0.32%		0.32%		0.32%
Including waiver and/or reimbursement and recapture	0.33	%(D)	0.33	%(E)	0.32	%(E)	0.32	%(E)	0.32	%(E)	0.32	%(E)
Net investment income (loss) to average net assets	1.84	%(D)	1.58%		1.41%		1.15%		2.15%		1.83%
Portfolio turnover rate	1	%(B)	197%		29%		201%		59%		85%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018
Net asset value, beginning of period/year	$9.17		$11.59		$10.76		$10.85		$10.17		$11.13

Investment operations:
Net investment income (loss) (A)	0.08		0.13		0.13		0.09		0.20		0.17
Net realized and unrealized gain (loss)	0.92		(1.79)		1.36		0.33		1.67		(0.95)

Total investment operations	1.00		(1.66)		1.49		0.42		1.87		(0.78)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.15)		(0.10)		(0.22)		(0.20)		(0.18)
Net realized gains	—		(0.61)		(0.56)		(0.29)		(0.99)		—

Total dividends and/or distributions to shareholders	—		(0.76)		(0.66)		(0.51)		(1.19)		(0.18)

Net asset value, end of period/year	$10.17		$9.17		$11.59		$10.76		$10.85		$10.17

Total return	10.91	%(B)	(14.52)%		14.05%		4.22%		19.41%		(7.16)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,972,159		$1,904,091		$2,547,419		$2,606,524		$2,845,470		$2,726,559
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.58	%(D)	0.58%		0.57%		0.57%		0.57%		0.57%
Including waiver and/or reimbursement and recapture	0.58	%(D)	0.58	%(E)	0.57	%(E)	0.57	%(E)	0.57	%(E)	0.57	%(E)
Net investment income (loss) to average net assets	1.57	%(D)	1.30%		1.12%		0.90%		1.86%		1.56%
Portfolio turnover rate	1	%(B)	197%		29%		201%		59%		85%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Goldman Sachs Managed Risk – Growth ETF VP (formerly, Transamerica Managed Risk—Growth ETF VP) (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Exchange-Traded Funds	$87,815,357	$—	$—	$—	$87,815,357
Total Borrowings	$87,815,357	$—	$—	$—	$87,815,357

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK FACTORS (continued)

Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs at the Portfolio and/or underlying ETF level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $50 million	0.3400%
Over $50 million up to $250 million	0.3200
Over $250 million up to $5 billion	0.3000
Over $5 billion up to $7 billion	0.2900
Over $7 billion up to $9 billion	0.2875
Over $9 billion	0.2800

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.37%	May 1, 2024
Service Class	0.62	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Growth ETF VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ 28,167,343	$ 145,739,644

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,946,703,789	$ 161,866,326	$ (47,431,101)	$ 114,435,225

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Growth ETF VP

(formerly, Transamerica Managed Risk – Growth ETF VP)

MANAGEMENT AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Goldman Sachs Managed Risk – Growth ETF VP (formerly, Transamerica Managed Risk – Growth ETF VP) (the “Portfolio”).

Following its review and consideration, the Board determined that the terms of the Management Agreement were reasonable and that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of the Management Agreement through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Management Agreement, including information they had previously received from TAM as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Management Agreement. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of the Management Agreement, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; and TAM’s responsiveness to any questions by the Trustees. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Growth ETF VP

(formerly, Transamerica Managed Risk – Growth ETF VP)

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced sub-advising the Portfolio on November 1, 2022 pursuant to its current investment strategies.

Management Fee and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Portfolio’s sub-adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management fee to be received by TAM under the Management Agreement is reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Goldman Sachs Managed Risk – Growth ETF VP

(formerly, Transamerica Managed Risk – Growth ETF VP)

MANAGEMENT AGREEMENT — CONTRACT RENEWAL (continued)

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM may not directly correlate with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM in light of any economies of scale experienced in the future.

Benefits to TAM and its Affiliates from their Relationships with the Portfolio

The Board considered other benefits derived by TAM and/or its affiliates from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Portfolio’s sub-adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Management Agreement.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Great Lakes Advisors Large Cap Value VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Service Class	$1,000.00	$1,052.60	$4.89	$1,020.00	$4.81	0.96%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	97.7%
Net Other Assets (Liabilities)	2.3
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Great Lakes Advisors Large Cap Value VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 3.9%
Raytheon Technologies Corp.	15,619	$1,530,037
Textron, Inc.	11,111	751,437

		2,281,474

Automobiles - 1.6%
General Motors Co.	24,326	938,011

Banks - 9.0%
Bank of America Corp.	50,656	1,453,320
JPMorgan Chase & Co.	15,575	2,265,228
Wells Fargo & Co.	34,801	1,485,307

		5,203,855

Beverages - 2.9%
PepsiCo, Inc.	9,064	1,678,834

Capital Markets - 4.8%
BlackRock, Inc.	2,269	1,568,197
Intercontinental Exchange, Inc.	10,857	1,227,709

		2,795,906

Chemicals - 2.8%
Air Products & Chemicals, Inc.	5,326	1,595,297

Communications Equipment - 1.8%
Motorola Solutions, Inc.	3,603	1,056,688

Construction & Engineering - 2.4%
Quanta Services, Inc.	7,066	1,388,116

Construction Materials - 2.9%
Martin Marietta Materials, Inc.	3,596	1,660,237

Consumer Staples Distribution & Retail - 1.3%
Target Corp.	5,519	727,956

Electric Utilities - 3.5%
Duke Energy Corp.	13,676	1,227,284
Xcel Energy, Inc.	12,773	794,098

		2,021,382

Energy Equipment & Services - 2.0%
Schlumberger NV	23,110	1,135,163

Entertainment - 2.1%
Walt Disney Co. (A)	13,969	1,247,152

Financial Services - 1.7%
PayPal Holdings, Inc. (A)	15,083	1,006,489

Food Products - 3.0%
Mondelez International, Inc., Class A	14,070	1,026,266
Tyson Foods, Inc., Class A	14,319	730,842

		1,757,108

Ground Transportation - 2.2%
CSX Corp.	37,250	1,270,225

Health Care Equipment & Supplies - 4.8%
Abbott Laboratories	12,092	1,318,270
Boston Scientific Corp. (A)	26,691	1,443,716

		2,761,986

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 5.1%
AmerisourceBergen Corp.	8,624	$ 1,659,517
UnitedHealth Group, Inc.	2,652	1,274,657

		2,934,174

Industrial REITs - 2.1%
Prologis, Inc.	9,831	1,205,576

Insurance - 2.4%
Hartford Financial Services Group, Inc.	19,363	1,394,523

Interactive Media & Services - 3.3%
Alphabet, Inc., Class A (A)	6,731	805,701
Meta Platforms, Inc., Class A (A)	3,765	1,080,479

		1,886,180

Life Sciences Tools & Services - 2.6%
Thermo Fisher Scientific, Inc.	2,844	1,483,857

Machinery - 4.9%
Caterpillar, Inc.	4,572	1,124,940
Parker-Hannifin Corp.	4,345	1,694,724

		2,819,664

Media - 1.7%
Fox Corp., Class A	28,781	978,554

Oil, Gas & Consumable Fuels - 7.2%
ConocoPhillips	14,695	1,522,549
Exxon Mobil Corp.	24,820	2,661,945

		4,184,494

Passenger Airlines - 1.1%
Southwest Airlines Co.	17,673	639,939

Pharmaceuticals - 5.8%
AbbVie, Inc.	7,993	1,076,897
Bristol-Myers Squibb Co.	19,905	1,272,925
Eli Lilly & Co.	2,182	1,023,314

		3,373,136

Semiconductors & Semiconductor Equipment - 3.1%
Broadcom, Inc.	1,003	870,032
Micron Technology, Inc.	14,486	914,212

		1,784,244

Software - 1.6%
Microsoft Corp.	2,805	955,215

Specialized REITs - 2.0%
American Tower Corp.	5,844	1,133,385

Specialty Retail - 2.1%
Lowe’s Cos., Inc.	5,530	1,248,121

Total Common Stocks (Cost $53,792,469)		56,546,941

Total Investments (Cost $53,792,469)		56,546,941
Net Other Assets (Liabilities) - 2.3%		1,305,775

Net Assets - 100.0%		$ 57,852,716

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Great Lakes Advisors Large Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$56,546,941	$—	$—	$56,546,941

Total Investments	$56,546,941	$—	$—	$56,546,941

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Great Lakes Advisors Large Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023 (unaudited)

Assets:
Investments, at value (cost $53,792,469)	$56,546,941
Cash	1,254,609
Receivables and other assets:
Shares of beneficial interest sold	56,765
Dividends	60,650
Prepaid expenses	309

Total assets	57,919,274

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	5,119
Investment management fees	27,601
Distribution and service fees	11,616
Transfer agent costs	66
Trustee and CCO fees	155
Audit and tax fees	11,798
Custody fees	2,374
Legal fees	674
Printing and shareholder reports fees	2,852
Other accrued expenses	4,303

Total liabilities	66,558

Net assets	$57,852,716

Net assets consist of:
Capital stock ($0.01 par value)	$48,185
Additional paid-in capital	50,476,615
Total distributable earnings (accumulated losses)	7,327,916

Net assets	$57,852,716

Shares outstanding	4,818,484

Net asset value and offering price per share	$12.01

STATEMENT OF OPERATIONS

For the period ended June 30, 2023 (unaudited)

Investment Income:
Dividend income	$540,362

Total investment income	540,362

Expenses:
Investment management fees	165,645
Distribution and service fees	69,716
Transfer agent costs	337
Trustee and CCO fees	821
Audit and tax fees	11,942
Custody fees	2,975
Legal fees	1,611
Printing and shareholder reports fees	5,894
Other	8,269

Total expenses	267,210

Net investment income (loss)	273,152

Net realized gain (loss) on:
Investments	1,314,870

Net change in unrealized appreciation (depreciation) on:
Investments	1,246,869

Net realized and change in unrealized gain (loss)	2,561,739

Net increase (decrease) in net assets resulting from operations	$2,834,891

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Great Lakes Advisors Large Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$273,152	$484,873
Net realized gain (loss)	1,314,870	2,616,971
Net change in unrealized appreciation (depreciation)	1,246,869	(7,150,759)

Net increase (decrease) in net assets resulting from operations	2,834,891	(4,048,915)

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(1,983,945)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(1,983,945)

Capital share transactions:
Proceeds from shares sold	4,817,645	25,161,429
Dividends and/or distributions reinvested	—	1,983,945
Cost of shares redeemed	(4,782,209)	(12,957,233)

Net increase (decrease) in net assets resulting from capital share transactions	35,436	14,188,141

Net increase (decrease) in net assets	2,870,327	8,155,281

Net assets:
Beginning of period/year	54,982,389	46,827,108

End of period/year	$57,852,716	$54,982,389

Capital share transactions - shares:
Shares issued	414,649	2,076,267
Shares reinvested	—	172,817
Shares redeemed	(414,845)	(1,087,872)

Net increase (decrease) in shares outstanding	(196)	1,161,212

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Great Lakes Advisors Large Cap Value VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020		December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$11.41		$12.80	$10.14	$10.49		$9.02	$10.21

Investment operations:
Net investment income (loss) (A)	0.06		0.11	0.04	0.16		0.16	0.12
Net realized and unrealized gain (loss)	0.54		(1.06)	3.04	(0.27	)(B)	1.37	(1.22)

Total investment operations	0.60		(0.95)	3.08	(0.11)		1.53	(1.10)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.03)	(0.09)	(0.06)		(0.03)	(0.02)
Net realized gains	—		(0.41)	(0.33)	(0.18)		(0.03)	(0.07)

Total dividends and/or distributions to shareholders	—		(0.44)	(0.42)	(0.24)		(0.06)	(0.09)

Net asset value, end of period/year	$12.01		$11.41	$12.80	$10.14		$10.49	$9.02

Total return	5.26	%(C)	(7.38)%	30.56%	(0.61)%		17.00%	(10.86)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$57,853		$54,982	$46,827	$25,810		$12,878	$3,104
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.96	%(D)	0.94%	0.99%	1.23%		1.49%	3.27%
Including waiver and/or reimbursement and recapture	0.96	%(D)(E)	0.94%	1.17%	1.20%		1.20%	1.20%
Net investment income (loss) to average net assets	0.98	%(D)	0.93%	0.38%	1.81%		1.59%	1.15%
Portfolio turnover rate	16	%(C)	29%	30%	288%		144%	159%

(A)	Calculated based on average number of shares outstanding.
(B)	The amount of net realized and unrealized gain/(loss) per share does not correspond with the amounts reported within the Statement of Changes due to the timing of purchases and redemptions of Portfolio shares and fluctuating market values during the period.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes extraordinary expenses outside the operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Great Lakes Advisors Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Great Lakes Advisors Large Cap Value VP (formerly, Transamerica Rothschild & Co Large Cap Value VP) (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Great Lakes Advisors Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2023, commissions recaptured are $279.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Great Lakes Advisors Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Great Lakes Advisors Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Great Lakes Advisors Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $1 billion	0.594%
Over $1 billion up to $2 billion	0.580
Over $2 billion up to $3 billion	0.560
Over $3 billion	0.540

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2023
Service Class	1.04%	May 1, 2024
Prior to May 1, 2023
Service Class	1.10

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Great Lakes Advisors Large Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 8,937,057	$ —	$ 9,102,148	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 53,792,469	$ 6,024,039	$ (3,269,567)	$ 2,754,472

10. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Great Lakes Advisors Large Cap Value VP

(formerly, Transamerica Rothschild & Co Large Cap Value VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Great Lakes Advisors Large Cap Value VP (formerly, Transamerica Rothschild & Co Large Cap Value VP) (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Great Lakes Advisors, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Great Lakes Advisors Large Cap Value VP

(formerly, Transamerica Rothschild & Co Large Cap Value VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 1- and 3-year periods and below its benchmark for the past 5-year period. The Board noted that Rothschild & Co Asset Management US Inc. (“Rothschild”) had sub-advised the Portfolio since December 1, 2020. The Board noted that, effective April 3, 2023, the Sub-Adviser acquired Rothschild, and TAM entered into a new investment sub-advisory agreement with the Sub-Adviser with respect to the Portfolio, which had previously been approved by the Board. The Board noted that the Portfolio’s investment strategies and portfolio management team did not change as a result of the acquisition.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Great Lakes Advisors Large Cap Value VP

(formerly, Transamerica Rothschild & Co Large Cap Value VP)

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica International Focus VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,077.60	$4.38	$1,020.60	$4.26	0.85%
Service Class	1,000.00	1,076.90	5.66	1,019.30	5.51	1.10

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Schedule of Investments Composition

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	97.4%
Other Investment Company	2.0
Repurchase Agreement	1.2
Net Other Assets (Liabilities)	(0.6)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica International Focus VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Australia - 4.6%
Computershare Ltd.	484,521	$7,561,437
National Australia Bank Ltd.	537,458	9,452,738

		17,014,175

Austria - 1.9%
Erste Group Bank AG	202,586	7,106,284

China - 5.7%
Airtac International Group	159,602	5,274,630
ANTA Sports Products Ltd.	360,000	3,699,332
Ganfeng Lithium Group Co. Ltd., H Shares (A) (B) (C)	645,600	4,234,465
Zijin Mining Group Co. Ltd., H Shares	5,264,000	7,795,354

		21,003,781

Denmark - 3.8%
Novo Nordisk AS, Class B	86,604	13,989,984

Finland - 1.6%
Neste OYJ	149,853	5,769,825

France - 12.2%
LVMH Moet Hennessy Louis Vuitton SE	10,561	9,958,096
Sanofi	103,150	11,104,691
TotalEnergies SE	212,229	12,182,926
Vinci SA	97,739	11,356,824

		44,602,537

Germany - 8.0%
Bayerische Motoren Werke AG	66,055	8,125,230
Infineon Technologies AG	133,626	5,503,016
Merck KGaA	38,324	6,343,766
MTU Aero Engines AG	35,531	9,215,643

		29,187,655

Ireland - 3.6%
ICON PLC (C)	17,850	4,466,070
Kingspan Group PLC	62,238	4,142,799
Smurfit Kappa Group PLC	132,967	4,437,784

		13,046,653

Israel - 3.0%
Bank Leumi Le-Israel BM	767,559	5,751,778
Nice Ltd., ADR (A) (C)	24,711	5,102,821

		10,854,599

Italy - 1.3%
Interpump Group SpA	86,164	4,792,177

Japan - 16.8%
Asahi Group Holdings Ltd. (A)	181,300	7,034,408
ITOCHU Corp.	378,700	15,042,549
MatsukiyoCocokara & Co.	115,500	6,487,765
Mitsubishi Corp.	154,500	7,469,596
Open House Group Co. Ltd.	176,400	6,368,305
Pan Pacific International Holdings Corp.	528,600	9,467,067
Tokyo Electron Ltd.	66,000	9,505,876

		61,375,566

Mexico - 1.7%
Grupo Financiero Banorte SAB de CV, Class O	739,100	6,080,508

Netherlands - 4.5%
ASML Holding NV	8,937	6,482,263
Wolters Kluwer NV	78,667	9,988,623

		16,470,886

	Shares	Value
COMMON STOCKS (continued)
Norway - 5.3%
DNB Bank ASA (A)	448,010	$ 8,378,103
Equinor ASA	383,092	11,155,197

		19,533,300

Republic of Korea - 1.9%
Samsung Electronics Co. Ltd.	123,347	6,791,885

Singapore - 1.9%
DBS Group Holdings Ltd.	296,300	6,919,425

Sweden - 1.7%
Epiroc AB, Class B	389,701	6,307,482

Switzerland - 3.4%
Lonza Group AG	13,013	7,778,033
Swiss Life Holding AG	7,889	4,620,485

		12,398,518

Taiwan - 3.8%
E Ink Holdings, Inc.	818,000	5,950,392
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	80,882	8,162,611

		14,113,003

United Kingdom - 10.7%
British American Tobacco PLC	229,940	7,639,852
Compass Group PLC	321,297	8,997,315
Diageo PLC	209,067	8,987,989
Legal & General Group PLC	2,407,906	6,971,607
Rio Tinto PLC, ADR	105,370	6,726,821

		39,323,584

Total Common Stocks (Cost $319,825,610)		356,681,827

OTHER INVESTMENT COMPANY - 2.0%
Securities Lending Collateral - 2.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (D)	7,210,560	7,210,560

Total Other Investment Company (Cost $7,210,560)		7,210,560

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 2.30% (D), dated 06/30/2023, to be repurchased at $4,388,307 on 07/03/2023. Collateralized by a U.S. Government Obligation, 0.50%, due 02/28/2026, and with a value of $4,475,216.	$ 4,387,467	4,387,467

Total Repurchase Agreement (Cost $4,387,467)		4,387,467

Total Investments (Cost $331,423,637)		368,279,854
Net Other Assets (Liabilities) - (0.6)%		(2,214,961)

Net Assets - 100.0%		$366,064,893

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica International Focus VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	11.9%	$43,688,836
Pharmaceuticals	8.5	31,438,441
Semiconductors & Semiconductor Equipment	8.1	29,653,766
Oil, Gas & Consumable Fuels	7.9	29,107,948
Trading Companies & Distributors	6.1	22,512,145
Professional Services	4.8	17,550,060
Machinery	4.4	16,374,289
Beverages	4.4	16,022,397
Metals & Mining	3.9	14,522,175
Textiles, Apparel & Luxury Goods	3.7	13,657,428
Life Sciences Tools & Services	3.3	12,244,103
Insurance	3.1	11,592,092
Construction & Engineering	3.1	11,356,824
Broadline Retail	2.6	9,467,067
Aerospace & Defense	2.5	9,215,643
Hotels, Restaurants & Leisure	2.4	8,997,315
Automobiles	2.2	8,125,230
Tobacco	2.1	7,639,852
Technology Hardware, Storage & Peripherals	1.8	6,791,885
Consumer Staples Distribution & Retail	1.8	6,487,765
Household Durables	1.7	6,368,305
Electronic Equipment, Instruments & Components	1.6	5,950,392
Software	1.4	5,102,821
Containers & Packaging	1.2	4,437,784
Chemicals	1.2	4,234,465
Building Products	1.1	4,142,799

Investments	96.8	356,681,827
Short-Term Investments	3.2	11,598,027

Total Investments	100.0%	$368,279,854

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$30,538,831	$326,142,996	$—	$356,681,827
Other Investment Company	7,210,560	—	—	7,210,560
Repurchase Agreement	—	4,387,467	—	4,387,467

Total Investments	$37,749,391	$330,530,463	$—	$368,279,854

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica International Focus VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $15,912,938, collateralized by cash collateral of $7,210,560 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $9,356,918. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of the 144A security is $4,234,465, representing 1.2% of the Portfolio’s net assets.
(C)	Non-income producing securities.
(D)	Rates disclosed reflect the yields at June 30, 2023.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica International Focus VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Investments, at value (cost $327,036,170) (including securities loaned of $15,912,938)	$363,892,387
Repurchase agreement, at value (cost $4,387,467)	4,387,467
Foreign currency, at value (cost $2,501,980)	2,457,921
Receivables and other assets:
Net income from securities lending	6,812
Shares of beneficial interest sold	980,753
Dividends	881,876
Interest	280
Tax reclaims	1,175,980
Prepaid expenses	1,890

Total assets	373,785,366

Liabilities:
Cash collateral received upon return of:
Securities on loan	7,210,560
Payables and other liabilities:
Shares of beneficial interest redeemed	181,029
Investment management fees	230,186
Distribution and service fees	20,322
Transfer agent costs	451
Trustee and CCO fees	1,079
Audit and tax fees	11,576
Custody fees	30,566
Legal fees	5,699
Printing and shareholder reports fees	19,556
Other accrued expenses	9,449

Total liabilities	7,720,473

Net assets	$366,064,893

Net assets consist of:
Capital stock ($0.01 par value)	$435,247
Additional paid-in capital	316,223,334
Total distributable earnings (accumulated losses)	49,406,312

Net assets	$366,064,893

Net assets by class:
Initial Class	$267,044,520
Service Class	99,020,373

Shares outstanding:
Initial Class	31,530,297
Service Class	11,994,418

Net asset value and offering price per share:
Initial Class	$8.47
Service Class	8.26

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income	$7,861,683
Interest income	50,542
Net income from securities lending	135,405
Withholding taxes on foreign income	(960,661)

Total investment income	7,086,969

Expenses:
Investment management fees	1,393,460
Distribution and service fees:
Service Class	124,604
Transfer agent costs	2,202
Trustee and CCO fees	7,345
Audit and tax fees	13,938
Custody fees	40,410
Legal fees	11,495
Printing and shareholder reports fees	49,555
Other	14,018

Total expenses	1,657,027

Net investment income (loss)	5,429,942

Net realized gain (loss) on:
Investments	8,164,711
Foreign currency transactions	40,363

Net realized gain (loss)	8,205,074

Net change in unrealized appreciation (depreciation) on:
Investments	13,796,288
Translation of assets and liabilities denominated in foreign currencies	(66,067)

Net change in unrealized appreciation (depreciation)	13,730,221

Net realized and change in unrealized gain (loss)	21,935,295

Net increase (decrease) in net assets resulting from operations	$27,365,237

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica International Focus VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$5,429,942	$8,440,508
Net realized gain (loss)	8,205,074	(3,132,476)
Net change in unrealized appreciation (depreciation)	13,730,221	(102,056,346)

Net increase (decrease) in net assets resulting from operations	27,365,237	(96,748,314)

Dividends and/or distributions to shareholders:
Initial Class	—	(23,277,787)
Service Class	—	(8,715,632)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(31,993,419)

Capital share transactions:
Proceeds from shares sold:
Initial Class	11,433,332	25,992,513
Service Class	1,112,900	3,824,263

	12,546,232	29,816,776

Dividends and/or distributions reinvested:
Initial Class	—	23,277,787
Service Class	—	8,715,632

	—	31,993,419

Cost of shares redeemed:
Initial Class	(26,607,110)	(51,990,909)
Service Class	(8,103,881)	(15,161,424)

	(34,710,991)	(67,152,333)

Net increase (decrease) in net assets resulting from capital share transactions	(22,164,759)	(5,342,138)

Net increase (decrease) in net assets	5,200,478	(134,083,871)

Net assets:
Beginning of period/year	360,864,415	494,948,286

End of period/year	$366,064,893	$360,864,415

Capital share transactions - shares:
Shares issued:
Initial Class	1,406,978	3,349,728
Service Class	136,396	461,136

	1,543,374	3,810,864

Shares reinvested:
Initial Class	—	3,027,020
Service Class	—	1,160,537

	—	4,187,557

Shares redeemed:
Initial Class	(3,248,947)	(6,182,705)
Service Class	(1,005,423)	(1,828,334)

	(4,254,370)	(8,011,039)

Net increase (decrease) in shares outstanding:
Initial Class	(1,841,969)	194,043
Service Class	(869,027)	(206,661)

	(2,710,996)	(12,618)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica International Focus VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$7.86		$10.77	$9.84	$8.32	$8.01	$9.91

Investment operations:
Net investment income (loss) (A)	0.13		0.19	0.18	0.12	0.18	0.15
Net realized and unrealized gain (loss)	0.48		(2.36)	0.88	1.59	1.81	(1.88)

Total investment operations	0.61		(2.17)	1.06	1.71	1.99	(1.73)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.27)	(0.13)	(0.19)	(0.15)	(0.12)
Net realized gains	—		(0.47)	—	—	(1.53)	(0.05)

Total dividends and/or distributions to shareholders	—		(0.74)	(0.13)	(0.19)	(1.68)	(0.17)

Net asset value, end of period/year	$8.47		$7.86	$10.77	$9.84	$8.32	$8.01

Total return	7.76	% (B)	(20.04)%	10.82%	20.90%	27.68%	(17.70)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$267,045		$262,221	$357,374	$383,396	$365,486	$346,289
Expenses to average net assets	0.85	% (C)	0.82%	0.83%	0.82%	0.82%	0.93%
Net investment income (loss) to average net assets	3.06	%(C)	2.23%	1.71%	1.46%	2.10%	1.60%
Portfolio turnover rate	19	% (B)	36%	20%	30%	26%	131%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$7.67		$10.53	$9.62	$8.14	$7.86	$9.73

Investment operations:
Net investment income (loss) (A)	0.11		0.17	0.15	0.09	0.15	0.13
Net realized and unrealized gain (loss)	0.48		(2.32)	0.87	1.56	1.78	(1.86)

Total investment operations	0.59		(2.15)	1.02	1.65	1.93	(1.73)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.24)	(0.11)	(0.17)	(0.12)	(0.09)
Net realized gains	—		(0.47)	—	—	(1.53)	(0.05)

Total dividends and/or distributions to shareholders	—		(0.71)	(0.11)	(0.17)	(1.65)	(0.14)

Net asset value, end of period/year	$8.26		$7.67	$10.53	$9.62	$8.14	$7.86

Total return	7.69	% (B)	(20.29)%	10.63%	20.58%	27.40%	(17.95)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$99,020		$98,643	$137,574	$129,234	$114,566	$95,537
Expenses to average net assets	1.10	% (C)	1.07%	1.08%	1.07%	1.07%	1.18%
Net investment income (loss) to average net assets	2.85	% (C)	1.98%	1.45%	1.18%	1.83%	1.42%
Portfolio turnover rate	19	% (B)	36%	20%	30%	26%	131%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica International Focus VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2023 by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$7,210,560	$—	$—	$—	$7,210,560
Total Borrowings	$7,210,560	$—	$—	$—	$7,210,560

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $500 million	0.770%
Over $500 million up to $1 billion	0.760
Over $1 billion up to $2 billion	0.710
Over $2 billion up to $3 billion	0.695
Over $3 billion	0.680

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.88%	May 1, 2024
Service Class	1.13	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 66,085,022	$ —	$ 82,652,459	$ —

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica International Focus VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 331,423,637	$ 51,008,276	$ (14,152,059)	$ 36,856,217

9. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica International Focus VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica International Focus VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Epoch Investment Partners, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica International Focus VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-, 5- and 10-year periods and below the median for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 3- and 5-year periods and below its benchmark for the past 1- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2018 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica International Focus VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Balanced VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,090.40	$3.78	$1,021.20	$3.66	0.73%
Service Class	1,000.00	1,089.50	5.08	1,019.90	4.91	0.98

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	60.4%
U.S. Government Agency Obligations	13.5
Corporate Debt Securities	10.3
U.S. Government Obligations	7.8
Mortgage-Backed Securities	4.5
Repurchase Agreement	3.4
Asset-Backed Securities	2.5
Other Investment Company	0.1
Net Other Assets (Liabilities)	(2.5)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 60.4%
Aerospace & Defense - 1.1%
General Dynamics Corp.	30,885	$6,644,908
L3 Harris Technologies, Inc.	18,287	3,580,046

		10,224,954

Air Freight & Logistics - 1.3%
United Parcel Service, Inc., Class B	70,816	12,693,768

Banks - 2.0%
Bank of America Corp.	281,630	8,079,965
JPMorgan Chase & Co.	78,018	11,346,938

		19,426,903

Beverages - 1.6%
Coca-Cola Co.	56,846	3,423,266
Constellation Brands, Inc., Class A	17,574	4,325,489
Monster Beverage Corp. (A)	135,782	7,799,318

		15,548,073

Building Products - 0.5%
Trane Technologies PLC	24,221	4,632,508

Capital Markets - 2.5%
Charles Schwab Corp.	41,472	2,350,633
CME Group, Inc.	42,248	7,828,132
Goldman Sachs Group, Inc.	15,106	4,872,289
Morgan Stanley	103,099	8,804,655

		23,855,709

Chemicals - 0.9%
Corteva, Inc.	94,487	5,414,105
Sherwin-Williams Co.	12,078	3,206,951

		8,621,056

Communications Equipment - 0.4%
Cisco Systems, Inc.	77,269	3,997,898

Consumer Finance - 1.2%
American Express Co.	66,961	11,664,606

Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp.	11,535	6,210,213
Dollar General Corp.	43,027	7,305,124
Sysco Corp.	80,663	5,985,195

		19,500,532

Electrical Equipment - 0.4%
Rockwell Automation, Inc.	11,828	3,896,735

Electronic Equipment, Instruments & Components - 0.6%
TE Connectivity Ltd.	38,782	5,435,685

Entertainment - 0.9%
Netflix, Inc. (A)	7,163	3,155,230
Walt Disney Co. (A)	67,834	6,056,219

		9,211,449

Financial Services - 2.2%
Mastercard, Inc., Class A	55,152	21,691,282

Food Products - 0.5%
Hershey Co.	19,792	4,942,062

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	88,075	9,601,936
Edwards Lifesciences Corp. (A)	35,417	3,340,886
Stryker Corp.	19,480	5,943,153

		18,885,975

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 2.3%
HCA Healthcare, Inc.	12,813	$ 3,888,489
UnitedHealth Group, Inc.	37,327	17,940,850

		21,829,339

Hotels, Restaurants & Leisure - 3.7%
Booking Holdings, Inc. (A)	2,147	5,797,608
Hilton Worldwide Holdings, Inc.	68,259	9,935,097
McDonald’s Corp.	41,668	12,434,148
Starbucks Corp.	77,344	7,661,697

		35,828,550

Household Products - 0.9%
Procter & Gamble Co.	56,722	8,606,996

Industrial Conglomerates - 0.9%
Honeywell International, Inc.	40,013	8,302,698

Insurance - 1.4%
Progressive Corp.	100,118	13,252,620

Interactive Media & Services - 2.4%
Alphabet, Inc., Class C (A)	190,990	23,104,060

IT Services - 1.3%
Accenture PLC, Class A	40,219	12,410,779

Life Sciences Tools & Services - 1.2%
Danaher Corp.	12,144	2,914,560
Thermo Fisher Scientific, Inc.	16,809	8,770,096

		11,684,656

Machinery - 1.4%
Cummins, Inc.	7,435	1,822,765
Deere & Co.	28,201	11,426,763

		13,249,528

Media - 1.2%
Comcast Corp., Class A	272,575	11,325,491

Oil, Gas & Consumable Fuels - 1.3%
Chevron Corp.	30,111	4,737,966
ConocoPhillips	80,335	8,323,509

		13,061,475

Pharmaceuticals - 3.6%
AbbVie, Inc.	68,023	9,164,739
Eli Lilly & Co.	18,957	8,890,454
Merck & Co., Inc.	96,821	11,172,175
Zoetis, Inc.	29,221	5,032,148

		34,259,516

Professional Services - 0.6%
Automatic Data Processing, Inc.	26,190	5,756,300

Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices, Inc. (A)	31,951	3,639,538
KLA Corp.	9,796	4,751,256
Lam Research Corp.	18,810	12,092,196
NVIDIA Corp.	44,538	18,840,465
Texas Instruments, Inc.	42,889	7,720,878

		47,044,333

Software - 6.7%
Cadence Design Systems, Inc. (A)	12,301	2,884,830
Intuit, Inc.	7,688	3,522,565
Microsoft Corp.	160,908	54,795,610
Oracle Corp.	26,731	3,183,395

		64,386,400

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 1.8%
Home Depot, Inc.	29,038	$ 9,020,364
TJX Cos., Inc.	100,411	8,513,849

		17,534,213

Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	178,873	34,695,996

Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc., Class B	93,380	10,306,351

Total Common Stocks (Cost $406,336,847)		580,868,496

	Principal	Value
ASSET-BACKED SECURITIES - 2.5%
ACC Auto Trust Series 2022-A, Class A, 4.58%, 07/15/2026 (B)	$179,630	176,942
Affirm Asset Securitization Trust Series 2021-B, Class A, 1.03%, 08/17/2026 (B)	565,000	549,616
Aqua Finance Trust Series 2021-A, Class A, 1.54%, 07/17/2046 (B)	215,922	190,672
ARES LX CLO Ltd. Series 2021-60A, Class A, 3-Month LIBOR + 1.12%, 6.38% (C), 07/18/2034 (B)	250,000	244,327
Arivo Acceptance Auto Loan Receivables Trust Series 2022-1A, Class A, 3.93%, 05/15/2028 (B)	214,753	208,460
Carvana Auto Receivables Trust Series 2021-P4, Class A2, 0.82%, 04/10/2025	36,880	36,820
CBAM Ltd.
Series 2019-11RA, Class A1, 3-Month LIBOR + 1.18%, 6.43% (C), 01/20/2035 (B)	1,210,000	1,189,624
Series 2019-11RA, Class B, 3-Month LIBOR + 1.75%, 7.00% (C), 01/20/2035 (B)	308,466	295,209
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1, 1.53%, 03/15/2061 (B)	778,462	674,236
Series 2021-1A, Class B1, 1.98%, 03/15/2061 (B)	294,044	248,748
Series 2022-1A , Class A1, 5.97%, 08/15/2062 (B)	880,395	857,198
Series 2022-1A , Class A2, 6.11%, 08/15/2062 (B)	2,064,677	2,000,673
CIFC Funding Ltd.
Series 2021-7A, Class A1, 3-Month LIBOR + 1.13%, 6.40% (C), 01/23/2035 (B)	375,000	368,797
Series 2021-7A, Class B, 3-Month LIBOR + 1.60%, 6.87% (C), 01/23/2035 (B)	250,874	242,845

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Consumer Loan Underlying Bond CLUB Credit Trust Series 2019-P2, Class C, 4.41%, 10/15/2026 (B)	$ 68,272	$ 68,124
CP EF Asset Securitization I LLC Series 2021-1A, Class A, 5.96%, 04/15/2030 (B)	278,278	273,554
Diamond Infrastructure Funding LLC Series 2021-1A, Class A, 1.76%, 04/15/2049 (B)	821,000	704,527
Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I, 4.12%, 07/25/2048 (B)	753,495	713,616
Elmwood CLO II Ltd. Series 2019-2A, Class AR, 3-Month LIBOR + 1.15%, 6.40% (C), 04/20/2034 (B)	339,000	333,833
Exeter Automobile Receivables Trust
Series 2019-1A, Class E, 5.20%, 01/15/2026 (B)	380,000	379,378
Series 2021-1A, Class D, 1.08%, 11/16/2026	562,000	534,202
Foursight Capital Automobile Receivables Trust Series 2021-1, Class B, 0.87%, 01/15/2026 (B)	121,782	120,992
HPS Loan Management Ltd. Series 2021-16A, Class B, 3-Month LIBOR + 1.70%, 6.97% (C), 01/23/2035 (B)	250,000	241,617
JPMorgan Chase Bank NA - CACLN
Series 2021-1, Class B, 0.88%, 09/25/2028 (B)	96,570	93,660
Series 2021-2, Class B, 0.89%, 12/26/2028 (B)	213,290	206,217
LAD Auto Receivables Trust
Series 2021-1A, Class A, 1.30%, 08/17/2026 (B)	173,613	169,221
Series 2022-1A, Class A, 5.21%, 06/15/2027 (B)	647,584	640,004
Lendbuzz Securitization Trust
Series 2022-1A, Class A, 4.22%, 05/17/2027 (B)	561,780	544,606
Series 2023-1A, Class A2, 6.92%, 08/15/2028 (B)	359,000	356,001
Libra Solutions LLC
Series 2022-1A, Class A, 4.75%, 05/15/2034 (B)	163,190	160,624
Series 2022-2A , Class A, 6.85%, 10/15/2034 (B)	185,084	182,680
LL ABS Trust Series 2022-2A, Class A, 6.63%, 05/15/2030 (B)	148,029	147,968
Logan CLO II Ltd. Series 2021-2A, Class A, 3-Month LIBOR + 1.15%, 6.40% (C), 01/20/2035 (B)	582,571	571,801
Marlette Funding Trust Series 2023-2A, Class B, 6.54%, 06/15/2033 (B)	224,000	222,527

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Mercury Financial Credit Card Master Trust Series 2023-1A, Class A, 8.04%, 09/20/2027 (B)	$ 718,000	$ 717,035
New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class B1, 2.41%, 10/20/2061 (B)	353,000	293,854
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (B)	170,471	158,240
Series 2021-FHT1, Class A, 3.10%, 07/25/2026 (B)	380,378	338,526
Oak Street Investment Grade Net Lease Fund Series 2020-1A, Class A1, 1.85%, 11/20/2050 (B)	678,014	601,656
Octagon Investment Partners 48 Ltd. Series 2020-3A, Class AR, 3-Month LIBOR + 1.15%, 6.40% (C), 10/20/2034 (B)	351,000	344,231
Pagaya AI Debt Trust Series 2022-1, Class A, 2.03%, 10/15/2029 (B)	243,041	236,575
Regatta XXIII Funding Ltd.
Series 2021-4A, Class A1, 3-Month LIBOR + 1.15%, 6.40% (C), 01/20/2035 (B)	952,000	935,318
Series 2021-4A, Class B, 3-Month LIBOR + 1.70%, 6.95% (C), 01/20/2035 (B)	264,465	256,916
Santander Bank Auto Credit-Linked Notes
Series 2021-1A, Class B, 1.83%, 12/15/2031 (B)	107,310	103,768
Series 2022-A, Class B, 5.28%, 05/15/2032 (B)	423,611	416,573
Series 2022-B, Class A2, 5.59%, 08/16/2032 (B)	181,522	179,614
Santander Drive Auto Receivables Trust Series 2020-3, Class D, 1.64%, 11/16/2026	1,351,105	1,316,761
Tesla Auto Lease Trust
Series 2021-B, Class A3, 0.60%, 09/22/2025 (B)	394,000	379,919
Series 2021-B, Class B, 0.91%, 09/22/2025 (B)	202,000	191,426
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027 (B)	95,645	95,070
THL Credit Wind River CLO Ltd. Series 2019-1A , Class AR, 3-Month LIBOR + 1.16%, 6.41% (C), 07/20/2034 (B)	314,000	305,983
Tricolor Auto Securitization Trust Series 2022-1A, Class A, 3.30%, 02/18/2025 (B)	34,302	34,099
Upstart Securitization Trust
Series 2021-4, Class A, 0.84%, 09/20/2031 (B)	122,853	120,706
Series 2021-5, Class A, 1.31%, 11/20/2031 (B)	93,365	91,281

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Upstart Securitization Trust (continued)
Series 2022-1, Class A, 3.12%, 03/20/2032 (B)	$ 469,903	$ 459,984
Series 2022-2, Class A, 4.37%, 05/20/2032 (B)	612,639	606,048
Vantage Data Centers Issuer LLC Series 2020-1A, Class A2, 1.65%, 09/15/2045 (B)	925,000	828,803
Vantage Data Centers LLC Series 2020-2A, Class A2, 1.99%, 09/15/2045 (B)	596,000	501,369
VCAT LLC Series 2021-NPL1, Class A1, 2.29% (C), 12/26/2050 (B)	110,918	106,245
Westgate Resorts LLC Series 2022-1A, Class A, 1.79%, 08/20/2036 (B)	185,149	174,374
Westlake Automobile Receivables Trust Series 2020-1A, Class D, 2.80%, 06/16/2025 (B)	449,978	445,926

Total Asset-Backed Securities (Cost $25,317,201)		24,189,619

CORPORATE DEBT SECURITIES - 10.3%
Aerospace & Defense - 0.1%
General Dynamics Corp. 3.50%, 04/01/2027	402,000	383,522
Lockheed Martin Corp.
4.45%, 05/15/2028	360,000	354,732
4.75%, 02/15/2034	541,000	539,222

		1,277,476

Air Freight & Logistics - 0.1%
GXO Logistics, Inc.
1.65%, 07/15/2026	554,000	481,524
2.65%, 07/15/2031	122,000	94,694

		576,218

Banks - 2.3%
Bank of America Corp.
Fixed until 11/10/2027, 6.20% (C), 11/10/2028	1,219,000	1,252,757
Fixed until 09/05/2024 (D), 6.25% (C)	993,000	980,588
Bank of Montreal Fixed until 01/10/2032, 3.09% (C), 01/10/2037	2,205,000	1,731,253
BNP Paribas SA
Fixed until 01/20/2027, 2.59% (C), 01/20/2028 (B)	616,000	550,399
Fixed until 01/13/2028, 5.13% (C), 01/13/2029 (B)	929,000	908,714
Citigroup, Inc.
Fixed until 01/10/2027, 3.89% (C), 01/10/2028	1,369,000	1,297,026
Fixed until 05/15/2025 (D), 5.95% (C)	496,000	475,678
Fixed until 05/15/2024 (D), 6.30% (C)	109,000	106,003
Cooperatieve Rabobank UA Fixed until 02/28/2028, 5.56% (C), 02/28/2029 (B)	1,345,000	1,326,694

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
JPMorgan Chase & Co.
Fixed until 05/13/2030, 2.96% (C), 05/13/2031	$ 949,000	$ 813,477
Fixed until 08/01/2024 (D), 5.00% (C)	392,000	382,935
Fixed until 09/14/2032, 5.72% (C), 09/14/2033	1,614,000	1,634,795
Mitsubishi UFJ Financial Group, Inc. Fixed until 07/18/2024, 4.79% (C), 07/18/2025	654,000	644,560
National Australia Bank Ltd. 2.99%, 05/21/2031 (B)	1,103,000	878,888
Nordea Bank Abp 5.38%, 09/22/2027 (B)	1,253,000	1,236,001
PNC Financial Services Group, Inc.
Fixed until 01/24/2033, 5.07% (C), 01/24/2034	576,000	552,761
5.58% (C), 06/12/2029	1,347,000	1,340,674
Fixed until 10/28/2032, 6.04% (C), 10/28/2033	373,000	381,288
Royal Bank of Canada 5.00%, 05/02/2033	1,348,000	1,314,300
Sumitomo Mitsui Financial Group, Inc. 5.71%, 01/13/2030	1,149,000	1,162,230
Truist Financial Corp.
5.87% (C), 06/08/2034	601,000	601,040
6.05% (C), 06/08/2027	517,000	517,062
US Bancorp
Fixed until 11/03/2031, 2.49% (C), 11/03/2036	857,000	627,739
Fixed until 07/22/2032, 4.97% (C), 07/22/2033	235,000	212,749
Fixed until 06/12/2028, 5.78% (C), 06/12/2029	1,009,000	1,008,388
Westpac Banking Corp. Fixed until 11/15/2030, 2.67% (C), 11/15/2035	841,000	645,153

		22,583,152

Beverages - 0.0% (E)
Diageo Capital PLC 1.38%, 09/29/2025	200,000	183,950

Biotechnology - 0.2%
Amgen, Inc.
5.15%, 03/02/2028	724,000	723,152
5.25%, 03/02/2030 - 03/02/2033	947,000	948,399
CSL Finance PLC
3.85%, 04/27/2027 (B)	270,000	257,471
4.05%, 04/27/2029 (B)	529,000	501,810

		2,430,832

Capital Markets - 1.4%
Ares Capital Corp. 2.88%, 06/15/2027 (F)	429,000	371,668
Bank of New York Mellon Corp.
Fixed until 04/26/2026, 4.95% (C), 04/26/2027	541,000	534,167
4.97% (C), 04/26/2034	333,000	325,070
Deutsche Bank AG
Fixed until 09/18/2030, 3.55% (C), 09/18/2031	179,000	148,376

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Deutsche Bank AG (continued)
Fixed until 11/10/2032, 7.08% (C), 02/10/2034	$ 444,000	$ 410,553
Goldman Sachs Group, Inc. 3.50%, 04/01/2025	1,486,000	1,427,257
Morgan Stanley
Fixed until 05/04/2026, 1.59% (C), 05/04/2027	632,000	565,677
Fixed until 04/28/2025, 2.19% (C), 04/28/2026	990,000	929,167
Fixed until 01/21/2032, 2.94% (C), 01/21/2033	676,000	561,627
Fixed until 01/24/2028, 3.77% (C), 01/24/2029	90,000	83,994
4.35%, 09/08/2026	79,000	76,271
Fixed until 01/28/2026, 5.05% (C), 01/28/2027	277,000	274,584
Fixed until 02/01/2028, 5.12% (C), 02/01/2029	622,000	613,289
Fixed until 04/20/2028, 5.16% (C), 04/20/2029	850,000	839,386
5.25% (C), 04/21/2034	270,000	266,527
Fixed until 01/19/2033, 5.95% (C), 01/19/2038	237,000	233,819
MSCI, Inc.
3.63%, 09/01/2030 (B)	992,000	855,424
3.88%, 02/15/2031 (B)	962,000	833,676
4.00%, 11/15/2029 (B)	88,000	79,642
Nasdaq, Inc.
5.35%, 06/28/2028	194,000	194,237
5.55%, 02/15/2034	1,295,000	1,299,576
5.95%, 08/15/2053	612,000	625,885
6.10%, 06/28/2063	260,000	265,499
OWL Rock Core Income Corp.
4.70%, 02/08/2027	113,000	102,389
7.75%, 09/16/2027 (B)	678,000	674,361
7.95%, 06/13/2028 (B)	460,000	460,769
State Street Corp. Fixed until 01/26/2033, 4.82% (C), 01/26/2034	277,000	268,849

		13,321,739

Consumer Finance - 0.2%
American Express Co. 5.04% (C), 05/01/2034	869,000	849,355
Capital One Financial Corp. Fixed until 06/08/2028, 6.31% (C), 06/08/2029	965,000	958,264

		1,807,619

Consumer Staples Distribution & Retail - 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP 6.50%, 02/15/2028 (B)	592,000	592,983

Distributors - 0.2%
LKQ Corp.
5.75%, 06/15/2028 (B)	854,000	847,445
6.25%, 06/15/2033 (B)	802,000	807,704

		1,655,149

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs - 0.4%
Agree LP
2.00%, 06/15/2028	$ 630,000	$ 524,029
2.60%, 06/15/2033	197,000	151,301
2.90%, 10/01/2030	313,000	260,543
American Tower Trust #1 5.49%, 03/15/2028 (B)	1,406,000	1,406,531
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	73,000	69,518
5.38%, 04/15/2026	333,000	325,975
Sun Communities Operating LP 2.70%, 07/15/2031	898,000	709,415

		3,447,312

Diversified Telecommunication Services - 0.1%
AT&T, Inc.
3.65%, 09/15/2059	109,000	75,844
5.40%, 02/15/2034	952,000	953,014

		1,028,858

Electric Utilities - 0.6%
American Electric Power Co., Inc. 5.63%, 03/01/2033	893,000	907,733
Duke Energy Corp. 4.30%, 03/15/2028	643,000	616,972
Duquesne Light Holdings, Inc. 2.78%, 01/07/2032 (B)	642,000	500,693
Electricite de France SA
5.70%, 05/23/2028 (B)	421,000	420,229
6.25%, 05/23/2033 (B)	583,000	592,443
6.90%, 05/23/2053 (B)	560,000	579,670
Exelon Corp.
5.15%, 03/15/2028	432,000	429,560
5.30%, 03/15/2033	692,000	689,377
Georgia Power Co.
4.65%, 05/16/2028	450,000	440,338
4.95%, 05/17/2033	713,000	703,249

		5,880,264

Electrical Equipment - 0.1%
Regal Rexnord Corp. 6.05%, 04/15/2028 (B)	693,000	686,340

Electronic Equipment, Instruments & Components - 0.3%
Trimble, Inc.
4.75%, 12/01/2024	853,000	837,100
4.90%, 06/15/2028	314,000	306,381
6.10%, 03/15/2033	1,453,000	1,471,558

		2,615,039

Financial Services - 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.63%, 10/15/2027	414,000	392,136
Fiserv, Inc. 5.45%, 03/02/2028	744,000	747,543
Global Payments, Inc.
2.15%, 01/15/2027	570,000	506,562
4.80%, 04/01/2026	513,000	500,716
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.88%, 10/15/2026 (B)	510,000	451,350
3.88%, 03/01/2031 (B)	575,000	466,243

		3,064,550

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.2%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.00%, 05/15/2032 (B)	$ 695,000	$ 533,378
3.63%, 01/15/2032 (B)	500,000	405,720
5.50%, 01/15/2030 (B)	375,000	359,737
Mondelez International, Inc. 2.75%, 04/13/2030	68,000	59,672
Pilgrim’s Pride Corp. 6.25%, 07/01/2033	953,000	922,018

		2,280,525

Health Care Equipment & Supplies - 0.3%
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	933,000	944,147
5.86%, 03/15/2030	1,114,000	1,143,041
5.91%, 11/22/2032	926,000	967,830

		3,055,018

Health Care Providers & Services - 0.8%
Centene Corp.
2.45%, 07/15/2028	919,000	785,427
3.00%, 10/15/2030	491,000	409,149
4.25%, 12/15/2027	2,255,000	2,114,389
Elevance Health, Inc. 4.75%, 02/15/2033	809,000	785,371
HCA, Inc.
3.63%, 03/15/2032 (B)	450,000	390,433
5.20%, 06/01/2028	233,000	230,913
5.38%, 09/01/2026	187,000	185,468
5.50%, 06/01/2033	747,000	745,323
5.63%, 09/01/2028	264,000	264,166
5.88%, 02/15/2026 - 02/01/2029	650,000	652,705
5.90%, 06/01/2053	445,000	440,822
UnitedHealth Group, Inc. 5.25%, 02/15/2028	412,000	419,928

		7,424,094

Insurance - 0.3%
Athene Global Funding
2.65%, 10/04/2031 (B)	712,000	538,717
2.72%, 01/07/2029 (B)	800,000	651,220
Brown & Brown, Inc.
4.20%, 03/17/2032	291,000	261,259
4.95%, 03/17/2052	845,000	722,847
Prudential Financial, Inc. Fixed until 07/01/2030, 3.70% (C), 10/01/2050	651,000	549,073

		2,723,116

IT Services - 0.1%
Leidos, Inc.
2.30%, 02/15/2031	170,000	133,897
5.75%, 03/15/2033	558,000	553,450

		687,347

Leisure Products - 0.1%
Hasbro, Inc.
3.90%, 11/19/2029	1,405,000	1,269,348
5.10%, 05/15/2044	214,000	187,970

		1,457,318

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Life Sciences Tools & Services - 0.1%
Illumina, Inc. 5.80%, 12/12/2025	$ 483,000	$ 484,111

Media - 0.1%
Comcast Corp.
4.55%, 01/15/2029	581,000	570,374
4.80%, 05/15/2033	434,000	429,244
Fox Corp. 4.03%, 01/25/2024	362,000	358,372

		1,357,990

Multi-Utilities - 0.1%
National Grid PLC
5.60%, 06/12/2028	320,000	321,075
5.81%, 06/12/2033	672,000	683,532

		1,004,607

Oil, Gas & Consumable Fuels - 0.3%
Enbridge, Inc. 5.70%, 03/08/2033	480,000	486,203
Energy Transfer LP
4.95%, 06/15/2028	78,000	75,637
5.55%, 02/15/2028	603,000	601,319
EQT Corp. 5.70%, 04/01/2028	318,000	313,855
Hess Midstream Operations LP 5.13%, 06/15/2028 (B)	460,000	430,510
Kinder Morgan, Inc. 5.20%, 06/01/2033	884,000	855,093
Southwestern Energy Co. 4.75%, 02/01/2032	619,000	545,554

		3,308,171

Personal Care Products - 0.1%
Haleon US Capital LLC 3.38%, 03/24/2027	554,000	518,279

Pharmaceuticals - 0.3%
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/2028	946,000	929,599
4.65%, 05/19/2030	531,000	524,590
4.75%, 05/19/2033	688,000	685,092
Royalty Pharma PLC 3.55%, 09/02/2050	782,000	525,869

		2,665,150

Real Estate Management & Development - 0.2%
CBRE Services, Inc. 5.95%, 08/15/2034	1,674,000	1,656,021
CoStar Group, Inc. 2.80%, 07/15/2030 (B)	497,000	409,770

		2,065,791

Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc. 2.95%, 04/01/2025	534,000	513,130
Broadcom, Inc.
2.60%, 02/15/2033 (B)	491,000	383,554
3.14%, 11/15/2035 (B)	988,000	757,885
3.47%, 04/15/2034 (B)	795,000	651,800
Foundry JV Holdco LLC 5.88%, 01/25/2034 (B)	1,230,000	1,222,119

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology, Inc.
1.65%, 04/15/2026	$ 732,000	$ 659,058
4.88%, 06/22/2028	378,000	366,778
Microchip Technology, Inc. 2.67%, 09/01/2023	946,000	942,101
Micron Technology, Inc.
5.88%, 09/15/2033	456,000	451,537
6.75%, 11/01/2029	419,000	435,310

		6,383,272

Software - 0.0% (E)
Workday, Inc. 3.50%, 04/01/2027	372,000	352,520

Specialized REITs - 0.0% (E)
Equinix, Inc. 2.15%, 07/15/2030	533,000	430,572

Specialty Retail - 0.1%
Lowe’s Cos., Inc. 5.15%, 07/01/2033	894,000	893,378

Trading Companies & Distributors - 0.1%
Air Lease Corp. 1.88%, 08/15/2026	817,000	725,340

Total Corporate Debt Securities (Cost $104,492,957)		98,968,080

MORTGAGE-BACKED SECURITIES - 4.5%
280 Park Avenue Mortgage Trust Series 2017-280P, Class A, 1-Month LIBOR + 0.88%, 6.06% (C), 09/15/2034 (B)	592,515	574,530
A&D Mortgage Trust Series 2023-NQM2, Class A1, 6.13% (C), 05/25/2068 (B)	713,993	704,821
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59% (C), 10/25/2049 (B)	69,677	66,375
Series 2019-6, Class A1, 2.62% (C), 11/25/2059 (B)	63,003	59,605
Series 2020-3, Class A2, 2.41% (C), 04/25/2065 (B)	154,846	141,209
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class AF, 1-Month SOFR Average + 0.85%, 5.00% (C), 11/25/2051 (B)	690,667	632,618
Series 2022-2, Class A1, 3.00% (C), 12/25/2051 (B)	1,336,731	1,122,749
BBCMS Trust Series 2015-SRCH, Class A2, 4.20%, 08/10/2035 (B)	715,000	632,947
BPR Trust Series 2022-OANA, Class A, 1-Month Term SOFR + 1.90%, 7.05% (C), 04/15/2037 (B)	1,387,000	1,345,394
BX Commercial Mortgage Trust
Series 2019-XL, Class A, 1-Month Term SOFR + 1.03%, 6.18% (C), 10/15/2036 (B)	1,043,552	1,037,061

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust (continued)
Series 2019-XL, Class B, 1-Month Term SOFR + 1.19%, 6.34% (C), 10/15/2036 (B)	$ 317,900	$ 314,989
Series 2020-VKNG, Class A, 1-Month Term SOFR + 1.04%, 6.19% (C), 10/15/2037 (B)	131,194	129,545
Series 2021-VINO, Class A, 1-Month LIBOR + 0.65%, 5.85% (C), 05/15/2038 (B)	186,000	181,199
Series 2021-VOLT, Class B, 1-Month LIBOR + 0.95%, 6.14% (C), 09/15/2036 (B)	733,000	701,730
Series 2021-VOLT, Class D, 1-Month LIBOR + 1.65%, 6.84% (C), 09/15/2036 (B)	770,000	727,977
Series 2023-VLT2, Class A, 7.43% (C), 06/15/2040 (B)	215,000	214,192
Series 2023-VLT2, Class B, 8.28% (C), 06/15/2040 (B)	479,000	477,029
BX Trust
1-Month Term SOFR + 0.75%, 5.90% (C), 04/15/2039 (B)	810,850	778,008
Series 2019-OC11, Class B, 3.61%, 12/09/2041 (B)	242,000	207,513
Series 2019-OC11, Class C, 3.86%, 12/09/2041 (B)	481,000	407,519
Series 2021-LBA, Class AJV, 1-Month Term SOFR + 0.91%, 6.06% (C), 02/15/2036 (B)	820,000	794,816
Series 2021-LBA, Class AV, 1-Month Term SOFR + 0.91%, 6.06% (C), 02/15/2036 (B)	932,000	902,317
BXP Trust Series 2017-GM, Class A, 3.38%, 06/13/2039 (B)	324,000	290,138
Chase Mortgage Finance Corp. Series 2021-CL1, Class M1, 1-Month SOFR Average + 1.20%, 6.27% (C), 02/25/2050 (B)	704,424	644,226
CIM Trust
Series 2021-NR1, Class A1, 2.57% (C), 07/25/2055 (B)	329,325	317,466
Series 2021-NR4, Class A1, 2.82% (C), 10/25/2061 (B)	185,830	171,558
Cold Storage Trust
Series 2020-ICE5, Class A, 1-Month LIBOR + 0.90%, 6.09% (C), 11/15/2037 (B)	1,316,224	1,293,894
Series 2020-ICE5, Class B, 1-Month LIBOR + 1.30%, 6.49% (C), 11/15/2037 (B)	585,862	575,555
Series 2020-ICE5, Class C, 1-Month LIBOR + 1.65%, 6.84% (C), 11/15/2037 (B)	587,828	576,379
COLT Mortgage Loan Trust
Series 2020-2, Class A1, 1.85% (C), 03/25/2065 (B)	6,107	6,056
Series 2020-3, Class A1, 1.51% (C), 04/27/2065 (B)	53,270	49,295

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A, 1-Month LIBOR + 0.98%, 6.17% (C), 05/15/2036 (B)	$ 1,316,724	$ 1,310,151
Series 2019-ICE4, Class C, 1-Month LIBOR + 1.43%, 6.62% (C), 05/15/2036 (B)	281,300	278,265
CSMC Trust Series 2021-WEHO, Class A, 1-Month Term SOFR + 4.08%, 9.23% (C), 04/15/2026 (B)	538,372	522,448
Extended Stay America Trust Series 2021-ESH, Class A, 1-Month LIBOR + 1.08%, 6.27% (C), 07/15/2038 (B)	413,444	405,271
Flagstar Mortgage Trust Series 2021-13IN, Class A2, 3.00% (C), 12/30/2051 (B)	2,155,746	1,810,658
GCAT Trust Series 2022-INV1, Class A1, 3.00% (C), 12/25/2051 (B)	1,783,283	1,497,819
Great Wolf Trust
Series 2019-WOLF, Class A, 1-Month Term SOFR + 1.15%, 6.30% (C), 12/15/2036 (B)	526,000	519,688
Series 2019-WOLF, Class B, 1-Month Term SOFR + 1.45%, 6.60% (C), 12/15/2036 (B)	258,000	253,569
Series 2019-WOLF, Class C, 1-Month Term SOFR + 1.75%, 6.89% (C), 12/15/2036 (B)	287,000	281,565
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-ACE, Class A, 3.29%, 01/10/2037 (B)	845,000	795,135
Series 2020-ACE, Class B, 3.64%, 01/10/2037 (B)	580,000	536,578
Life Mortgage Trust
Series 2021-BMR, Class A, 1-Month Term SOFR + 0.81%, 5.96% (C), 03/15/2038 (B)	1,278,844	1,245,923
Series 2021-BMR, Class C, 1-Month Term SOFR + 1.21%, 6.36% (C), 03/15/2038 (B)	740,177	712,526
Series 2022-BMR2, Class A1, 1-Month Term SOFR + 1.30%, 6.44% (C), 05/15/2039 (B)	886,000	866,899
Series 2022-BMR2, Class B, 1-Month Term SOFR + 1.79%, 6.94% (C), 05/15/2039 (B)	257,000	251,039
Med Trust
Series 2021-MDLN, Class A, 1-Month LIBOR + 0.95%, 6.14% (C), 11/15/2038 (B)	197,054	191,020
Series 2021-MDLN, Class E, 1-Month LIBOR + 3.15%, 8.34% (C), 11/15/2038 (B)	967,357	913,972

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Mello Mortgage Capital Acceptance
Series 2021-INV2, Class A11, 1-Month SOFR Average + 0.95%, 5.00% (C), 08/25/2051 (B)	$ 503,325	$ 463,019
Series 2021-INV3, Class A11, 1-Month SOFR Average + 0.95%, 5.00% (C), 10/25/2051 (B)	620,002	570,378
Series 2021-INV4, Class A3, 2.50% (C), 12/25/2051 (B)	408,533	327,816
Series 2022-INV1, Class A2, 3.00% (C), 03/25/2052 (B)	1,208,734	1,015,242
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, 1-Month Term SOFR + 0.92%, 6.06% (C), 04/15/2038 (B)	1,345,085	1,320,206
Series 2021-MHC, Class C, 1-Month Term SOFR + 1.47%, 6.61% (C), 04/15/2038 (B)	759,271	740,230
New Residential Mortgage Loan Trust Series 2018-2A, Class A1, 4.50% (C), 02/25/2058 (B)	109,554	103,525
OBX Trust
Series 2021-INV3, Class A3, 2.50% (C), 10/25/2051 (B)	430,136	345,151
Series 2022-INV1, Class A1, 3.00% (C), 12/25/2051 (B)	1,353,543	1,136,871
Series 2022-INV1, Class A18, 3.00% (C), 12/25/2051 (B)	574,669	462,563
Oceanview Mortgage Trust Series 2022-1, Class A1, 3.00% (C), 12/25/2051 (B)	722,317	606,690
PRPM LLC
Series 2020-4, Class A1, 2.95% (C), 10/25/2025 (B)	453,978	447,579
Series 2021-10, Class A1, 2.49% (C), 10/25/2026 (B)	665,764	619,747
Series 2021-9, Class A1, 2.36% (C), 10/25/2026 (B)	574,719	533,839
Series 2022-2, Class A1, 5.00% (C), 03/25/2027 (B)	985,594	953,691
RCKT Mortgage Trust
Series 2021-3, Class A21, 1-Month SOFR Average + 0.80%, 5.00% (C), 07/25/2051 (B)	448,423	409,402
Series 2023-CES1, Class A1A, 6.52% (C), 06/25/2043 (B)	575,000	572,434
Saluda Grade Alternative Mortgage Trust Series 2023-SEQ3, Class A1, 7.16% (C), 06/01/2053 (B)	291,992	291,234
Sequoia Mortgage Trust
Series 2013-5, Class A1, 2.50% (C), 05/25/2043 (B)	107,816	90,835
Series 2020-2, Class A19, 3.50% (C), 03/25/2050 (B)	49,902	43,346
SMRT Commercial Mortgage Trust Series 2022-MINI, Class A, 1-Month Term SOFR + 1.00%, 6.15% (C), 01/15/2039 (B)	451,000	436,859

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Spruce Hill Mortgage Loan Trust
Series 2020-SH1, Class A1, 2.52% (C), 01/28/2050 (B)	$ 3,711	$ 3,669
Series 2020-SH1, Class A2, 2.62% (C), 01/28/2050 (B)	20,809	20,571
SREIT Trust Series 2021-MFP, Class A, 1-Month LIBOR + 0.73%, 5.92% (C), 11/15/2038 (B)	100,000	97,133
TPI RE-REMICS Trust, Principal Only STRIPS
Series 2022-FRR1, Class AK33, 07/25/2046 (B)	355,000	353,196
Series 2022-FRR1, Class AK34, 07/25/2046 (B)	292,000	290,516
Series 2022-FRR1, Class AK35, 08/25/2046 (B)	396,000	391,620
UWM Mortgage Trust
Series 2021-INV1, Class A9, 1-Month SOFR Average + 0.90%, 5.00% (C), 08/25/2051 (B)	603,981	554,209
Series 2021-INV4, Class A3, 2.50% (C), 12/25/2051 (B)	314,120	252,057
VASA Trust Series 2021-VASA, Class A, 1-Month LIBOR + 0.90%, 6.09% (C), 07/15/2039 (B)	425,000	373,435
VMC Finance LLC Series 2021-HT1, Class A, 1-Month LIBOR + 1.65%, 6.81% (C), 01/18/2037 (B)	454,238	439,699
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE, Class A, 1-Month LIBOR + 1.15%, 6.34% (C), 02/15/2040 (B)	290,887	273,441

Total Mortgage-Backed Securities (Cost $46,081,527)		43,011,439

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.5%
Federal Home Loan Mortgage Corp.
2.50%, 12/01/2033 - 03/01/2052	3,147,433	2,769,620
3.00%, 05/01/2031 - 03/01/2052	1,940,750	1,793,546
3.50%, 07/01/2042 - 08/01/2052	5,073,018	4,674,512
4.00%, 03/01/2047 - 09/01/2052	3,194,391	3,030,472
4.50%, 03/01/2048 - 10/01/2052	6,651,231	6,425,503
5.00%, 09/01/2048 - 07/01/2053	3,718,287	3,670,421
5.50%, 09/01/2052 - 07/01/2053	2,867,789	2,890,676
6.00%, 04/01/2040	39,714	41,364
Federal Home Loan Mortgage Corp. STACR REMICS Trust
1-Month SOFR Average + 0.85%, 5.92% (C), 11/25/2041 (B)	452,009	446,499
1-Month SOFR Average + 0.95%, 6.02% (C), 12/25/2041 (B)	866,549	840,629
1-Month SOFR Average + 1.30%, 6.37% (C), 02/25/2042 (B)	177,820	176,801
1-Month SOFR Average + 2.00%, 7.07% (C), 04/25/2042 (B)	169,924	170,401

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust (continued)
1-Month SOFR Average + 2.00%, 7.07% (C), 12/25/2050 (B)	$ 675,352	$ 677,246
1-Month SOFR Average + 2.10%, 7.17% (C), 03/25/2042 (B)	372,723	373,424
1-Month SOFR Average + 2.15%, 7.22% (C), 09/25/2042 (B)	136,099	136,921
1-Month SOFR Average + 2.25%, 7.32% (C), 08/25/2033 (B)	1,074,296	1,058,234
1-Month SOFR Average + 2.30%, 7.37% (C), 08/25/2042 (B)	255,395	256,988
1-Month SOFR Average + 2.95%, 8.02% (C), 06/25/2042 (B)	547,049	556,913
1-Month LIBOR + 3.10%, 8.25% (C), 03/25/2050 (B)	195,847	200,860
Federal Home Loan Mortgage Corp. STACR Trust 1-Month LIBOR + 1.95%, 7.10% (C), 10/25/2049 (B)	9,544	9,556
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
1-Month SOFR Average + 2.10%, 7.17% (C), 04/25/2043 (B)	270,796	271,548
1-Month SOFR Average + 2.30%, 7.37% (C), 08/25/2033 (B)	907,716	908,284
1-Month SOFR Average + 2.60%, 7.67% (C), 11/25/2050 (B)	743,809	754,966
1-Month SOFR Average + 2.65%, 7.72% (C), 07/25/2042 (B)	283,621	288,355
Federal National Mortgage Association
2.50%, 11/01/2034 - 03/01/2052	10,354,990	8,949,240
3.00%, 10/01/2034 - 06/01/2057	10,598,742	9,476,194
3.50%, 12/01/2045 - 08/01/2056	15,581,895	14,399,940
4.00%, 05/01/2045 - 07/01/2052	10,605,291	10,079,685
4.50%, 11/01/2042 - 12/01/2052	4,733,567	4,582,611
5.00%, 07/01/2044 - 06/01/2053	2,845,894	2,808,538
5.50%, 09/01/2052 - 11/01/2052	3,268,567	3,282,397
6.00%, 02/01/2037	1,804	1,874
Federal National Mortgage Association Connecticut Avenue Securities Trust
1-Month SOFR Average + 1.65%, 6.72% (C), 12/25/2041 (B)	464,000	448,959
1-Month SOFR Average + 1.90%, 6.97% (C), 04/25/2042 (B)	395,452	396,388
1-Month SOFR Average + 2.00%, 7.07% (C), 11/25/2041 (B)	1,446,000	1,407,226
1-Month SOFR Average + 2.00%, 7.07% (C), 03/25/2042 (B)	371,039	371,879
1-Month SOFR Average + 2.10%, 7.17% (C), 03/25/2042 (B)	869,179	872,507
1-Month LIBOR + 2.10%, 7.25% (C), 10/25/2039 (B)	27,924	27,967
1-Month LIBOR + 2.15%, 7.30% (C), 09/25/2031 (B)	17,974	17,996
1-Month SOFR Average + 2.30%, 7.37% (C), 05/25/2043 (B)	626,780	629,736
1-Month LIBOR + 2.30%, 7.45% (C), 08/25/2031 (B)	4,019	4,019

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust (continued)
1-Month SOFR Average + 2.40%, 7.47% (C), 12/25/2042 (B)	$ 375,122	$ 377,344
1-Month LIBOR + 2.40%, 7.55% (C), 04/25/2031 (B)	44,208	44,345
1-Month SOFR Average + 2.50%, 7.57% (C), 09/25/2042 (B)	810,079	813,878
1-Month SOFR Average + 2.50%, 7.57% (C), 04/25/2043 (B)	524,151	528,857
1-Month SOFR Average + 2.55%, 7.62% (C), 07/25/2042 (B)	224,570	227,746
1-Month SOFR Average + 2.75%, 7.82% (C), 05/25/2042 (B)	275,847	281,216
1-Month SOFR Average + 3.00%, 8.07% (C), 01/25/2042 (B)	527,000	522,236
1-Month SOFR Average + 3.00%, 8.07% (C), 04/25/2042 (B)	376,000	374,592
Federal National Mortgage Association REMICS 3.00%, 05/25/2048 - 11/25/2049	1,057,027	944,598
Government National Mortgage Association
2.50%, 03/20/2051	1,716,236	1,491,577
2.50%, TBA (G)	5,547,706	4,802,233
3.00%, 11/20/2046 - 08/20/2051	5,757,150	5,179,835
3.50%, 05/20/2049	1,849,999	1,725,036
3.50%, TBA (G)	4,094,453	3,779,692
4.00%, 01/15/2045 - 05/20/2048	1,406,173	1,354,623
4.00%, TBA (G)	1,717,751	1,625,221
4.50%, 08/15/2046 - 05/20/2048	733,378	722,588
4.50%, TBA (G)	801,906	774,497
5.00%, 08/20/2048	189,359	188,701
5.00%, TBA (G)	729,984	717,894
Uniform Mortgage-Backed Security
3.00%, TBA (G)	997,159	930,474
3.50%, TBA (G)	2,790,000	2,651,256
4.00%, TBA (G)	2,700,000	2,606,607
4.50%, TBA (G)	2,207,001	2,123,635
5.00%, TBA (G)	1,687,657	1,654,695
5.50%, TBA (G)	1,389,598	1,383,247
6.00%, TBA (G)	1,865,000	1,881,610

Total U.S. Government Agency Obligations (Cost $135,211,819)		129,889,128

U.S. GOVERNMENT OBLIGATIONS - 7.8%
U.S. Treasury - 7.8%
U.S. Treasury Bonds
3.63%, 02/15/2053	23,738,800	22,744,738
3.88%, 02/15/2043	11,466,000	11,159,643
3.88%, 05/15/2043 (F)	19,422,000	18,918,242
U.S. Treasury Notes
3.38%, 05/15/2033	5,453,100	5,256,277
3.63%, 05/31/2028	5,147,100	5,032,899
3.75%, 06/30/2030	5,731,000	5,653,094
4.00%, 06/30/2028	6,036,000	6,000,161
4.25%, 05/31/2025	316,000	311,976

Total U.S. Government Obligations (Cost $75,177,694)		75,077,030

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (H)	828,270	$ 828,270

Total Other Investment Company (Cost $828,270)		828,270

	Principal	Value
REPURCHASE AGREEMENT - 3.4%
Fixed Income Clearing Corp., 2.30% (H), dated 06/30/2023, to be repurchased at $32,938,657 on 07/03/2023. Collateralized by a U.S. Government Obligation, 0.50%, due 02/28/2026, and with a value of $33,591,028.	$32,932,345	$ 32,932,345

Total Repurchase Agreement (Cost $32,932,345)		32,932,345

Total Investments (Cost $826,378,660)		985,764,407
Net Other Assets (Liabilities) - (2.5)%		(23,798,047)

Net Assets - 100.0%		$961,966,360

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$580,868,496	$—	$—	$580,868,496
Asset-Backed Securities	—	24,189,619	—	24,189,619
Corporate Debt Securities	—	98,968,080	—	98,968,080
Mortgage-Backed Securities	—	43,011,439	—	43,011,439
U.S. Government Agency Obligations	—	129,889,128	—	129,889,128
U.S. Government Obligations	—	75,077,030	—	75,077,030
Other Investment Company	828,270	—	—	828,270
Repurchase Agreement	—	32,932,345	—	32,932,345

Total Investments	$581,696,766	$404,067,641	$—	$985,764,407

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the total value of 144A securities is $102,438,114, representing 10.6% of the Portfolio’s net assets.
(C)	Floating or variable rate securities. The rates disclosed are as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $811,754, collateralized by cash collateral of $828,270. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at June 30, 2023.
(I)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Investments, at value (cost $793,446,315) (including securities loaned of $811,754)	$952,832,062
Repurchase agreement, at value (cost $32,932,345)	32,932,345
Receivables and other assets:
Investments sold	13,861,673
When-issued, delayed-delivery, forward and TBA commitments sold	8,175,000
Net income from securities lending	15,002
Shares of beneficial interest sold	229,596
Dividends	293,134
Interest	2,247,339
Prepaid expenses	4,740

Total assets	1,010,590,891

Liabilities:
Cash collateral received upon return of:
Securities on loan	828,270
Payables and other liabilities:
Investments purchased	13,518,217
When-issued, delayed-delivery, forward and TBA commitments purchased	33,161,993
Shares of beneficial interest redeemed	114,131
Due to custodian	153,168
Investment management fees	538,005
Distribution and service fees	193,073
Transfer agent costs	1,204
Trustee and CCO fees	3,249
Audit and tax fees	20,949
Custody fees	50,112
Legal fees	16,186
Printing and shareholder reports fees	8,715
Other accrued expenses	17,259

Total liabilities	48,624,531

Net assets	$961,966,360

Net assets consist of:
Capital stock ($0.01 par value)	$612,097
Additional paid-in capital	748,218,416
Total distributable earnings (accumulated losses)	213,135,847

Net assets	$961,966,360

Net assets by class:
Initial Class	$13,900,869
Service Class	948,065,491

Shares outstanding:
Initial Class	866,727
Service Class	60,342,925

Net asset value and offering price per share:
Initial Class	$16.04
Service Class	15.71

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income	$4,272,591
Interest income	7,860,464
Net income from securities lending	38,450

Total investment income	12,171,505

Expenses:
Investment management fees	3,240,430
Distribution and service fees:
Service Class	1,163,353
Transfer agent costs	5,739
Trustee and CCO fees	20,132
Audit and tax fees	23,637
Custody fees	58,919
Legal fees	30,665
Printing and shareholder reports fees	35,446
Other	26,430

Total expenses	4,604,751

Net investment income (loss)	7,566,754

Net realized gain (loss) on:
Investments	10,575,989

Net change in unrealized appreciation (depreciation) on:
Investments	63,394,322

Net realized and change in unrealized gain (loss)	73,970,311

Net increase (decrease) in net assets resulting from operations	$81,537,065

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$7,566,754	$10,287,153
Net realized gain (loss)	10,575,989	27,973,319
Net change in unrealized appreciation (depreciation)	63,394,322	(246,857,423)

Net increase (decrease) in net assets resulting from operations	81,537,065	(208,596,951)

Dividends and/or distributions to shareholders:
Initial Class	—	(1,753,209)
Service Class	—	(129,678,654)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(131,431,863)

Capital share transactions:
Proceeds from shares sold:
Initial Class	815,392	1,020,609
Service Class	10,180,904	16,299,018

	10,996,296	17,319,627

Dividends and/or distributions reinvested:
Initial Class	—	1,753,209
Service Class	—	129,678,654

	—	131,431,863

Cost of shares redeemed:
Initial Class	(592,307)	(1,539,866)
Service Class	(61,938,121)	(155,301,073)

	(62,530,428)	(156,840,939)

Net increase (decrease) in net assets resulting from capital share transactions	(51,534,132)	(8,089,449)

Net increase (decrease) in net assets	30,002,933	(348,118,263)

Net assets:
Beginning of period/year	931,963,427	1,280,081,690

End of period/year	$961,966,360	$931,963,427

Capital share transactions - shares:
Shares issued:
Initial Class	52,325	59,024
Service Class	676,347	979,125

	728,672	1,038,149

Shares reinvested:
Initial Class	—	114,141
Service Class	—	8,599,380

	—	8,713,521

Shares redeemed:
Initial Class	(38,531)	(93,332)
Service Class	(4,106,290)	(9,383,161)

	(4,144,821)	(9,476,493)

Net increase (decrease) in shares outstanding:
Initial Class	13,794	79,833
Service Class	(3,429,943)	195,344

	(3,416,149)	275,177

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$14.70		$20.24	$18.48	$17.08	$14.87	$15.45

Investment operations:
Net investment income (loss) (A)	0.14		0.21	0.17	0.24	0.29	0.27
Net realized and unrealized gain (loss)	1.20		(3.46)	2.70	2.18	2.93	(0.20)

Total investment operations	1.34		(3.25)	2.87	2.42	3.22	0.07

Dividends and/or distributions to shareholders:
Net investment income	—		(0.20)	(0.27)	(0.30)	(0.27)	(0.27)
Net realized gains	—		(2.09)	(0.84)	(0.72)	(0.74)	(0.38)

Total dividends and/or distributions to shareholders	—		(2.29)	(1.11)	(1.02)	(1.01)	(0.65)

Net asset value, end of period/year	$16.04		$14.70	$20.24	$18.48	$17.08	$14.87

Total return	9.04	%(B)	(16.51)%	15.71%	14.59%	22.08%	0.22%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$13,901		$12,537	$15,647	$14,443	$13,443	$10,813
Expenses to average net assets	0.73	%(C)	0.74%	0.75%	0.76%	0.76%	0.76%
Net investment income (loss) to average net assets	1.85	%(C)	1.24%	0.86%	1.41%	1.80%	1.73%
Portfolio turnover rate	45	%(B)	90%	65%	86%	87%	105%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$14.42		$19.89	$18.18	$16.82	$14.66	$15.25

Investment operations:
Net investment income (loss) (A)	0.12		0.16	0.12	0.19	0.25	0.23
Net realized and unrealized gain (loss)	1.17		(3.39)	2.65	2.15	2.88	(0.21)

Total investment operations	1.29		(3.23)	2.77	2.34	3.13	0.02

Dividends and/or distributions to shareholders:
Net investment income	—		(0.15)	(0.22)	(0.26)	(0.23)	(0.23)
Net realized gains	—		(2.09)	(0.84)	(0.72)	(0.74)	(0.38)

Total dividends and/or distributions to shareholders	—		(2.24)	(1.06)	(0.98)	(0.97)	(0.61)

Net asset value, end of period/year	$15.71		$14.42	$19.89	$18.18	$16.82	$14.66

Total return	8.95	%(B)	(16.77)%	15.44%	14.31%	21.77%	(0.06)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$948,065		$919,426	$1,264,435	$1,207,852	$1,111,765	$933,714
Expenses to average net assets	0.98	%(C)	0.99%	1.00%	1.01%	1.01%	1.01%
Net investment income (loss) to average net assets	1.60	%(C)	0.98%	0.61%	1.16%	1.56%	1.49%
Portfolio turnover rate	45	%(B)	90%	65%	86%	87%	105%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Janus Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2023, commissions recaptured are $104.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

The Portfolio held no unfunded loan participations at June 30, 2023.

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2023, if any, are identified within the Schedule of Investments.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2023, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$372,981	$—	$—	$—	$372,981
U.S. Government Obligations	455,289	—	—	—	455,289
Total Securities Lending Transactions	$828,270	$—	$—	$—	$828,270
Total Borrowings	$828,270	$—	$—	$—	$828,270

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK FACTORS (continued)

decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. The Portfolio’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). The UK Financial Conduct Authority and LIBOR’s administrator announced that the use of LIBOR will be phased out; most LIBOR rates are no longer published as of the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that a subset of LIBOR rates may be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $250 million	0.735%
Over $250 million up to $500 million	0.705
Over $500 million up to $1 billion	0.650
Over $1 billion	0.630

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.81%	May 1, 2024
Service Class	1.05	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 148,969,074	$ 264,850,478	$ 151,165,182	$ 298,421,143

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 826,378,660	$ 182,361,833	$ (22,976,086)	$ 159,385,747

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

In December 2022, FASB issued Accounting Standards Update No. 2022-06 (“ASU 2022-06”), “Reference Rate Reform (Topic 848)”. ASU 2022-06 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

10. NEW ACCOUNTING PRONOUNCEMENTS (continued)

a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2022-06 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024 for all entities. Management does not expect ASU 2022-06 to have a material impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Janus Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Janus Henderson Investors US LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-, 5- and 10-year periods and below the median for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above its composite benchmark for the past 5- and 10-year periods and below its composite benchmark for the past 1- and 3-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Mid-Cap Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,125.90	$4.59	$1,020.50	$4.36	0.87%
Service Class	1,000.00	1,124.90	5.90	1,019.20	5.61	1.12

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	97.2%
Repurchase Agreement	3.0
Other Investment Company	0.6
Net Other Assets (Liabilities)	(0.8)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Aerospace & Defense - 1.5%
L3 Harris Technologies, Inc.	77,947	$15,259,684

Automobile Components - 0.4%
Visteon Corp. (A)	30,332	4,355,979

Biotechnology - 2.8%
Abcam PLC, ADR (A)	158,211	3,871,423
Argenx SE, ADR (A)	19,187	7,477,749
Ascendis Pharma AS, ADR (A)	55,759	4,976,491
BioMarin Pharmaceutical, Inc. (A)	79,341	6,877,278
Sarepta Therapeutics, Inc. (A)	39,680	4,544,154

		27,747,095

Capital Markets - 3.8%
Cboe Global Markets, Inc.	47,198	6,513,796
Charles Schwab Corp.	136,206	7,720,156
LPL Financial Holdings, Inc.	94,654	20,580,619
MSCI, Inc.	7,820	3,669,848

		38,484,419

Chemicals - 0.9%
Corteva, Inc.	164,287	9,413,645

Commercial Services & Supplies - 3.3%
Cimpress PLC (A)	97,184	5,780,504
Clean Harbors, Inc. (A)	32,767	5,387,878
RB Global, Inc.	127,143	7,628,580
Rentokil Initial PLC	243,994	1,907,717
Rentokil Initial PLC, ADR	325,532	12,699,003

		33,403,682

Consumer Staples Distribution & Retail - 0.8%
Dollar Tree, Inc. (A)	52,075	7,472,763

Containers & Packaging - 0.5%
Sealed Air Corp.	132,312	5,292,480

Diversified Consumer Services - 0.6%
Frontdoor, Inc. (A)	185,774	5,926,191

Electric Utilities - 1.0%
Alliant Energy Corp.	194,563	10,210,666

Electrical Equipment - 2.7%
Regal Rexnord Corp.	33,437	5,145,954
Sensata Technologies Holding PLC	479,341	21,565,552

		26,711,506

Electronic Equipment, Instruments & Components - 6.7%
Flex Ltd. (A)	832,094	22,999,078
National Instruments Corp.	195,341	11,212,573
TE Connectivity Ltd.	90,656	12,706,345
Teledyne Technologies, Inc. (A)	49,517	20,356,934

		67,274,930

Entertainment - 2.2%
Liberty Media Corp. - Liberty Formula One, Class A (A)	8,098	547,587
Liberty Media Corp. - Liberty Formula One, Class C (A)	291,049	21,910,168

		22,457,755

Financial Services - 4.1%
Fidelity National Information Services, Inc.	132,501	7,247,805
Global Payments, Inc.	67,830	6,682,612

	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
WEX, Inc. (A)	150,020	$ 27,314,141

		41,244,558

Ground Transportation - 3.1%
JB Hunt Transport Services, Inc.	115,773	20,958,386
TFI International, Inc.	89,492	10,198,509

		31,156,895

Health Care Equipment & Supplies - 9.6%
Boston Scientific Corp. (A)	602,532	32,590,956
Cooper Cos., Inc.	25,194	9,660,135
DENTSPLY SIRONA, Inc.	234,041	9,366,321
ICU Medical, Inc. (A)	69,496	12,383,492
STERIS PLC	44,388	9,986,412
Teleflex, Inc.	94,526	22,878,128

		96,865,444

Hotels, Restaurants & Leisure - 2.5%
Aramark	354,188	15,247,794
Entain PLC	622,550	10,066,490

		25,314,284

Insurance - 5.0%
Intact Financial Corp.	178,931	27,626,757
Ryan Specialty Holdings, Inc. (A)	146,197	6,562,783
W.R. Berkley Corp.	277,208	16,510,509

		50,700,049

Interactive Media & Services - 0.5%
Ziff Davis, Inc. (A)	68,458	4,796,167

IT Services - 4.8%
Amdocs Ltd.	266,476	26,341,153
GoDaddy, Inc., Class A (A)	297,846	22,377,170

		48,718,323

Life Sciences Tools & Services - 4.7%
Avantor, Inc. (A)	579,961	11,912,399
Illumina, Inc. (A)	47,079	8,826,842
Revvity, Inc.	162,178	19,265,124
Waters Corp. (A)	25,874	6,896,456

		46,900,821

Machinery - 4.0%
Fortive Corp.	40,972	3,063,477
Ingersoll Rand, Inc.	321,851	21,036,181
Westinghouse Air Brake Technologies Corp.	142,924	15,674,475

		39,774,133

Passenger Airlines - 1.2%
Ryanair Holdings PLC, ADR (A)	108,691	12,021,225

Pharmaceuticals - 0.8%
Catalent, Inc. (A)	187,637	8,135,940

Professional Services - 6.5%
Broadridge Financial Solutions, Inc., ADR	93,599	15,502,802
Ceridian HCM Holding, Inc. (A)	191,117	12,799,106
SS&C Technologies Holdings, Inc.	436,128	26,429,357
TransUnion	132,637	10,389,456

		65,120,721

Semiconductors & Semiconductor Equipment - 10.0%
KLA Corp.	19,936	9,669,359
Lam Research Corp.	15,538	9,988,758

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.	225,175	$ 20,173,428
NXP Semiconductors NV	99,350	20,334,958
ON Semiconductor Corp. (A)	430,448	40,711,772

		100,878,275

Software - 6.9%
Atlassian Corp., Class A (A)	23,557	3,953,100
Constellation Software, Inc.	18,616	38,570,638
Dynatrace, Inc. (A)	143,329	7,377,144
Nice Ltd., ADR (A) (B)	73,125	15,100,312
Topicus.com, Inc. (A)	48,407	3,970,123

		68,971,317

Specialized REITs - 1.4%
Lamar Advertising Co., Class A	146,106	14,501,020

Specialty Retail - 2.0%
Burlington Stores, Inc. (A)	24,488	3,854,166
CarMax, Inc. (A)	188,218	15,753,847
Wayfair, Inc., Class A (A)	13,202	858,262

		20,466,275

Textiles, Apparel & Luxury Goods - 1.2%
Gildan Activewear, Inc. (B)	366,004	11,799,969

Trading Companies & Distributors - 1.7%
Ferguson PLC	106,613	16,771,291

Total Common Stocks (Cost $829,099,586)		978,147,502

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (C)	5,964,617	$ 5,964,617

Total Other Investment Company (Cost $5,964,617)		5,964,617

	Principal	Value
REPURCHASE AGREEMENT - 3.0%
Fixed Income Clearing Corp., 2.30% (C), dated 06/30/2023, to be repurchased at $30,393,134 on 07/03/2023. Collateralized by a U.S. Government Obligation, 0.50%, due 02/28/2026, and with a value of $30,995,064.	$30,387,310	30,387,310

Total Repurchase Agreement (Cost $30,387,310)		30,387,310

Total Investments (Cost $865,451,513)		1,014,499,429
Net Other Assets (Liabilities) - (0.8)%		(8,235,434)

Net Assets - 100.0%		$1,006,263,995

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$966,173,295	$11,974,207	$—	$978,147,502
Other Investment Company	5,964,617	—	—	5,964,617
Repurchase Agreement	—	30,387,310	—	30,387,310

Total Investments	$972,137,912	$42,361,517	$—	$1,014,499,429

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $19,696,703, collateralized by cash collateral of $5,964,617 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $14,153,338. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at June 30, 2023.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Mid-Cap Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Investments, at value (cost $835,064,203) (including securities loaned of $19,696,703)	$984,112,119
Repurchase agreement, at value (cost $30,387,310)	30,387,310
Foreign currency, at value (cost $126,267)	126,286
Receivables and other assets:
Investments sold	508,386
Net income from securities lending	3,573
Shares of beneficial interest sold	104,240
Dividends	463,085
Interest	1,941
Tax reclaims	324
Prepaid expenses	5,038

Total assets	1,015,712,302

Liabilities:
Cash collateral received upon return of:
Securities on loan	5,964,617
Payables and other liabilities:
Investments purchased	2,236,811
Shares of beneficial interest redeemed	323,612
Investment management fees	631,862
Distribution and service fees	41,752
Transfer agent costs	1,077
Trustee and CCO fees	2,716
Audit and tax fees	13,748
Custody fees	26,621
Legal fees	13,985
Printing and shareholder reports fees	172,717
Other accrued expenses	18,789

Total liabilities	9,448,307

Net assets	$1,006,263,995

Net assets consist of:
Capital stock ($0.01 par value)	$288,894
Additional paid-in capital	661,107,578
Total distributable earnings (accumulated losses)	344,867,523

Net assets	$1,006,263,995

Net assets by class:
Initial Class	$796,665,750
Service Class	209,598,245

Shares outstanding:
Initial Class	22,497,066
Service Class	6,392,312

Net asset value and offering price per share:
Initial Class	$35.41
Service Class	32.79

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income	$4,283,716
Interest income	367,280
Non-cash dividend income	581,528
Net income from securities lending	31,224
Withholding taxes on foreign income	(210,986)

Total investment income	5,052,762

Expenses:
Investment management fees	3,780,273
Distribution and service fees:
Service Class	253,820
Transfer agent costs	5,733
Trustee and CCO fees	21,015
Audit and tax fees	16,639
Custody fees	36,217
Legal fees	29,214
Printing and shareholder reports fees	270,109
Other	30,460

Total expenses	4,443,480

Net investment income (loss)	609,282

Net realized gain (loss) on:
Investments	25,064,364
Foreign currency transactions	3,645

Net realized gain (loss)	25,068,009

Net change in unrealized appreciation (depreciation) on:
Investments	87,719,882
Translation of assets and liabilities denominated in foreign currencies	677

Net change in unrealized appreciation (depreciation)	87,720,559

Net realized and change in unrealized gain (loss)	112,788,568

Net increase (decrease) in net assets resulting from operations	$113,397,850

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Mid-Cap Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$609,282	$(526,864)
Net realized gain (loss)	25,068,009	170,530,309
Net change in unrealized appreciation (depreciation)	87,720,559	(383,781,414)

Net increase (decrease) in net assets resulting from operations	113,397,850	(213,777,969)

Dividends and/or distributions to shareholders:
Initial Class	—	(115,377,850)
Service Class	—	(34,478,702)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(149,856,552)

Capital share transactions:
Proceeds from shares sold:
Initial Class	44,110,434	4,749,482
Service Class	5,092,940	5,916,572

	49,203,374	10,666,054

Dividends and/or distributions reinvested:
Initial Class	—	115,377,850
Service Class	—	34,478,702

	—	149,856,552

Cost of shares redeemed:
Initial Class	(52,691,451)	(280,527,139)
Service Class	(15,786,471)	(36,051,106)

	(68,477,922)	(316,578,245)

Net increase (decrease) in net assets resulting from capital share transactions	(19,274,548)	(156,055,639)

Net increase (decrease) in net assets	94,123,302	(519,690,160)

Net assets:
Beginning of period/year	912,140,693	1,431,830,853

End of period/year	$1,006,263,995	$912,140,693

Capital share transactions - shares:
Shares issued:
Initial Class	1,268,173	126,470
Service Class	162,686	173,331

	1,430,859	299,801

Shares reinvested:
Initial Class	—	3,519,764
Service Class	—	1,133,422

	—	4,653,186

Shares redeemed:
Initial Class	(1,531,010)	(6,944,652)
Service Class	(508,191)	(1,055,039)

	(2,039,201)	(7,999,691)

Net increase (decrease) in shares outstanding:
Initial Class	(262,837)	(3,298,418)
Service Class	(345,505)	251,714

	(608,342)	(3,046,704)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Mid-Cap Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$31.45		$44.53		$43.28	$39.58	$30.58	$32.30

Investment operations:
Net investment income (loss) (A)	0.03		(0.00	)(B)	(0.01)	0.02	0.03	0.06
Net realized and unrealized gain (loss)	3.93		(7.20)		7.25	6.95	11.04	(0.25)

Total investment operations	3.96		(7.20)		7.24	6.97	11.07	(0.19)

Dividends and/or distributions to shareholders:
Net investment income	—		—		(0.13)	(0.09)	(0.03)	(0.02)
Net realized gains	—		(5.88)		(5.86)	(3.18)	(2.04)	(1.51)

Total dividends and/or distributions to shareholders	—		(5.88)		(5.99)	(3.27)	(2.07)	(1.53)

Net asset value, end of period/year	$35.41		$31.45		$44.53	$43.28	$39.58	$30.58

Total return	12.59	%(C)	(16.72)%		17.30%	19.20%	36.71%	(1.22)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$796,666		$715,712		$1,160,263	$870,326	$983,244	$810,104
Expenses to average net assets	0.87	%(D)	0.81%		0.82%	0.83%	0.83%	0.83%
Net investment income (loss) to average net assets	0.18	%(D)	(0.00	)%(E)	(0.03)%	0.06%	0.09%	0.19%
Portfolio turnover rate	7	%(C)	17%		25%	15%	10%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.
(E)	Rounds to less than 0.01% or (0.01)%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$29.15		$41.87	$41.04	$37.71	$29.27	$31.03

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.08)	(0.07)	(0.07)	(0.06)	(0.02)
Net realized and unrealized gain (loss)	3.65		(6.76)	6.80	6.59	10.54	(0.23)

Total investment operations	3.64		(6.84)	6.73	6.52	10.48	(0.25)

Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.04)	(0.01)	—	—
Net realized gains	—		(5.88)	(5.86)	(3.18)	(2.04)	(1.51)

Total dividends and/or distributions to shareholders	—		(5.88)	(5.90)	(3.19)	(2.04)	(1.51)

Net asset value, end of period/year	$32.79		$29.15	$41.87	$41.04	$37.71	$29.27

Total return	12.49	%(B)	(16.93)%	16.99%	18.93%	36.33%	(1.46)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$209,598		$196,429	$271,568	$247,889	$196,136	$126,054
Expenses to average net assets	1.12	%(C)	1.06%	1.07%	1.08%	1.08%	1.08%
Net investment income (loss) to average net assets	(0.07	)%(C)	(0.24)%	(0.16)%	(0.20)%	(0.16)%	(0.07)%
Portfolio turnover rate	7	%(B)	17%	25%	15%	10%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Janus Mid-Cap Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2023, commissions recaptured are $1,656.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2023, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$5,964,617	$—	$—	$—	$5,964,617
Total Borrowings	$5,964,617	$—	$—	$—	$5,964,617

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK FACTORS (continued)

Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Medium capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the Portfolio managers believe appropriate and may offer greater potential for losses.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $500 million	0.805%
Over $500 million up to $1 billion	0.770
Over $1 billion	0.750

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.88%	May 1, 2024
Service Class	1.13	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Mid-Cap Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 67,806,453	$ —	$ 79,887,666	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 865,451,513	$ 211,996,398	$ (62,948,482)	$ 149,047,916

10. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Mid-Cap Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Janus Mid-Cap Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Janus Henderson Investors US LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Mid-Cap Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 1-, 3- and 5-year periods and below its benchmark for the past 10-year period. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2016 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Janus Mid-Cap Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Conservative VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,030.30	$0.76	$1,024.10	$0.75	0.15%
Service Class	1,000.00	1,030.80	2.01	1,022.80	2.01	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	34.1%
U.S. Equity Funds	20.7
International Mixed Allocation Fund	15.4
International Equity Funds	14.9
International Alternative Fund	12.2
U.S. Government Obligation	1.6
Repurchase Agreement	0.8
Net Other Assets (Liabilities) ^	0.3
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.3%
International Alternative Fund - 12.2%
Transamerica Unconstrained Bond (A)	12,631,496	$109,641,381

International Equity Funds - 14.9%
Transamerica BlackRock Real Estate Securities VP (A)	2,052,084	19,248,552
Transamerica Emerging Markets Opportunities (A)	4,382,630	33,483,290
Transamerica International Equity (A)	1,039,112	20,626,365
Transamerica International Focus (A)	4,167,998	34,177,582
Transamerica International Small Cap Value (A)	986,572	13,545,631
Transamerica Janus Mid-Cap Growth VP (A)	334,455	11,843,037

		132,924,457

International Mixed Allocation Fund - 15.4%
Transamerica Aegon Bond VP (A)	14,614,945	137,672,786

U.S. Equity Funds - 20.7%
Transamerica JPMorgan Enhanced Index VP (A)	1,075,019	25,037,198
Transamerica JPMorgan Mid Cap Value VP (A)	135,935	2,060,767
Transamerica Large Cap Value (A)	3,146,319	40,335,803
Transamerica Mid Cap Growth (A) (B)	1,811,436	15,107,376
Transamerica Mid Cap Value Opportunities (A)	418,084	4,498,587
Transamerica Small Cap Value (A)	2,791,373	15,045,502
Transamerica T. Rowe Price Small Cap VP (A)	18,325	204,328
Transamerica WMC US Growth VP (A)	2,477,568	83,320,620

		185,610,181

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 34.1%
Transamerica Core Bond (A)	31,419,008	$ 270,517,659
Transamerica Floating Rate (A)	549,543	4,951,386
Transamerica High Yield Bond (A)	3,726,610	29,253,892

		304,722,937

Total Investment Companies (Cost $942,334,441)		870,571,742

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.6%
U.S. Treasury - 1.6%
U.S. Treasury Notes 0.88%, 01/31/2024 (C)	$14,641,000	14,263,537

Total U.S. Government Obligation (Cost $14,309,157)		14,263,537

REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp., 2.30% (D), dated 06/30/2023, to be repurchased at $6,644,438 on 07/03/2023. Collateralized by a U.S. Government Obligation, 0.50%, due 02/28/2026, and with a value of $6,776,090.	6,643,165	6,643,165

Total Repurchase Agreement (Cost $6,643,165)		6,643,165

Total Investments (Cost $963,286,763)		891,478,444
Net Other Assets (Liabilities) - 0.3%		3,057,860

Net Assets - 100.0%		$894,536,304

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	1,315	09/20/2023	$150,272,507	$147,629,297	$—	$(2,643,210)
10-Year U.S. Treasury Ultra Notes	908	09/20/2023	107,855,211	107,541,250	—	(313,961)
CAD Currency	94	09/19/2023	7,042,021	7,109,220	67,199	—
MSCI Emerging Markets Index	22	09/15/2023	1,138,285	1,097,690	—	(40,595)
S&P 500® E-Mini Index	352	09/15/2023	76,424,017	78,993,200	2,569,183	—
S&P/TSX 60 Index	44	09/14/2023	7,977,490	8,094,870	117,380	—
TOPIX Index	284	09/07/2023	43,667,494	45,032,191	1,364,697	—
U.S. Treasury Ultra Bonds	216	09/20/2023	29,150,327	29,423,250	272,923	—

Total					$4,391,382	$(2,997,766)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Japan Government Bonds	(16)	09/12/2023	$(16,399,675)	$(16,471,811)	$—	$(72,136)
E-Mini Russell 2000® Index	(514)	09/15/2023	(48,859,770)	(48,925,090)	—	(65,320)
MSCI EAFE Index	(178)	09/15/2023	(18,991,427)	(19,183,950)	—	(192,523)

Total					$—	$(329,979)

Total Futures Contracts					$4,391,382	$(3,327,745)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$870,571,742	$—	$—	$870,571,742
U.S. Government Obligation	—	14,263,537	—	14,263,537
Repurchase Agreement	—	6,643,165	—	6,643,165

Total Investments	$870,571,742	$20,906,702	$—	$891,478,444

Other Financial Instruments
Futures Contracts (F)	$4,391,382	$—	$—	$4,391,382

Total Other Financial Instruments	$4,391,382	$—	$—	$4,391,382

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(3,327,745)	$—	$—	$(3,327,745)

Total Other Financial Instruments	$(3,327,745)	$—	$—	$(3,327,745)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2023	Shares as of June 30, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP	$70,683,232	$95,576,525	$(29,587,926)	$(5,997,969)	$6,998,924	$137,672,786	14,614,945	$—	$—
Transamerica BlackRock Real Estate Securities VP	20,344,875	—	(1,653,098)	(657,665)	1,214,440	19,248,552	2,052,084	—	—
Transamerica Core Bond	279,758,660	5,526,541	(15,690,151)	(3,302,038)	4,224,647	270,517,659	31,419,008	5,526,436	—
Transamerica Emerging Markets Opportunities	48,513,073	—	(15,893,300)	(4,173,609)	5,037,126	33,483,290	4,382,630	—	—
Transamerica Floating Rate	4,706,329	196,986	—	—	48,071	4,951,386	549,543	196,977	—
Transamerica High Yield Bond	9,162,603	19,935,781	—	—	155,508	29,253,892	3,726,610	335,774	—
Transamerica International Equity	37,150,924	—	(20,300,195)	2,693,033	1,082,603	20,626,365	1,039,112	—	—
Transamerica International Focus	35,382,294	—	(3,983,400)	848,105	1,930,583	34,177,582	4,167,998	—	—
Transamerica International Small Cap Value	15,760,436	—	(3,902,088)	665,582	1,021,701	13,545,631	986,572	—	—
Transamerica Janus Mid-Cap Growth VP	3,708,461	7,585,344	—	—	549,232	11,843,037	334,455	—	—
Transamerica JPMorgan Enhanced Index VP	21,253,130	—	—	—	3,784,068	25,037,198	1,075,019	—	—
Transamerica JPMorgan Mid Cap Value VP	12,966,883	—	(11,595,334)	(1,759,550)	2,448,768	2,060,767	135,935	—	—
Transamerica Large Cap Value	84,656,117	404,324	(48,018,010)	4,334,401	(1,041,029)	40,335,803	3,146,319	404,324	—
Transamerica Mid Cap Growth	9,712,416	3,046,327	—	—	2,348,633	15,107,376	1,811,436	—	—
Transamerica Mid Cap Value Opportunities	6,204,828	—	(1,970,241)	99,143	164,857	4,498,587	418,084	—	—
Transamerica Small Cap Value	21,640,765	—	(7,178,289)	(5,485,146)	6,068,172	15,045,502	2,791,373	—	—
Transamerica T. Rowe Price Small Cap VP	179,222	—	—	—	25,106	204,328	18,325	—	—
Transamerica Unconstrained Bond	60,596,274	49,549,123	—	—	(504,016)	109,641,381	12,631,496	1,822,756	—
Transamerica WMC US Growth VP	59,885,156	17,862,590	(11,237,000)	(3,142,488)	19,952,362	83,320,620	2,477,568	—	—

Total	$802,265,678	$199,683,541	$(171,009,032)	$(15,878,201)	$55,509,756	$870,571,742	87,778,512	$8,286,267	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Non-income producing security.
(C)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $13,882,617.
(D)	Rate disclosed reflects the yield at June 30, 2023.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Affiliated investments, at value (cost $942,334,441)	$870,571,742
Unaffiliated investments, at value (cost $14,309,157)	14,263,537
Repurchase agreement, at value (cost $6,643,165)	6,643,165
Cash	750,000
Receivables and other assets:
Shares of beneficial interest sold	41,617
Dividends from affiliated investments	1,526,581
Interest	53,862
Variation margin receivable on futures contracts	2,796,733
Prepaid expenses	4,604

Total assets	896,651,841

Liabilities:
Payables and other liabilities:
Investments purchased	1,526,769
Shares of beneficial interest redeemed	253,267
Investment management fees	90,182
Distribution and service fees	149,058
Transfer agent costs	1,312
Trustee and CCO fees	3,547
Audit and tax fees	14,004
Custody fees	19,337
Legal fees	16,753
Printing and shareholder reports fees	26,467
Other accrued expenses	14,841

Total liabilities	2,115,537

Net assets	$894,536,304

Net assets consist of:
Capital stock ($0.01 par value)	$1,067,251
Additional paid-in capital	1,010,913,195
Total distributable earnings (accumulated losses)	(117,444,142)

Net assets	$894,536,304

Net assets by class:
Initial Class	$170,328,456
Service Class	724,207,848

Shares outstanding:
Initial Class	20,054,825
Service Class	86,670,281

Net asset value and offering price per share:
Initial Class	$8.49
Service Class	8.36

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income from affiliated investments	$8,286,267
Interest income from unaffiliated investments	619,021

Total investment income	8,905,288

Expenses:
Investment management fees	555,465
Distribution and service fees:
Service Class	922,842
Transfer agent costs	5,650
Trustee and CCO fees	17,448
Audit and tax fees	16,599
Custody fees	21,422
Legal fees	30,681
Printing and shareholder reports fees	28,443
Other	23,846

Total expenses	1,622,396

Net investment income (loss)	7,282,892

Net realized gain (loss) on:
Affiliated investments	(15,878,201)
Unaffiliated investments	(74,152)
Futures contracts	(9,414,768)

Net realized gain (loss)	(25,367,121)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	55,509,756
Unaffiliated investments	9,476
Futures contracts	(10,237,608)
Translation of assets and liabilities denominated in foreign currencies	16,985

Net change in unrealized appreciation (depreciation)	45,298,609

Net realized and change in unrealized gain (loss)	19,931,488

Net increase (decrease) in net assets resulting from operations	$27,214,380

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$7,282,892	$19,415,966
Net realized gain (loss)	(25,367,121)	(49,052,324)
Net change in unrealized appreciation (depreciation)	45,298,609	(160,684,961)

Net increase (decrease) in net assets resulting from operations	27,214,380	(190,321,319)

Dividends and/or distributions to shareholders:
Initial Class	—	(27,909,997)
Service Class	—	(125,113,949)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(153,023,946)

Capital share transactions:
Proceeds from shares sold:
Initial Class	6,989,235	15,317,059
Service Class	4,495,145	12,617,561

	11,484,380	27,934,620

Dividends and/or distributions reinvested:
Initial Class	—	27,909,997
Service Class	—	125,113,949

	—	153,023,946

Cost of shares redeemed:
Initial Class	(11,711,407)	(39,117,291)
Service Class	(60,204,498)	(137,444,461)

	(71,915,905)	(176,561,752)

Net increase (decrease) in net assets resulting from capital share transactions	(60,431,525)	4,396,814

Net increase (decrease) in net assets	(33,217,145)	(338,948,451)

Net assets:
Beginning of period/year	927,753,449	1,266,701,900

End of period/year	$894,536,304	$927,753,449

Capital share transactions - shares:
Shares issued:
Initial Class	828,850	1,550,965
Service Class	544,961	1,229,597

	1,373,811	2,780,562

Shares reinvested:
Initial Class	—	3,322,619
Service Class	—	15,110,380

	—	18,432,999

Shares redeemed:
Initial Class	(1,393,217)	(4,038,515)
Service Class	(7,287,638)	(14,527,823)

	(8,680,855)	(18,566,338)

Net increase (decrease) in shares outstanding:
Initial Class	(564,367)	835,069
Service Class	(6,742,677)	1,812,154

	(7,307,044)	2,647,223

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$8.24		$11.50	$11.30	$10.66	$9.97	$11.06

Investment operations:
Net investment income (loss) (A)	0.08		0.20	0.50	0.27	0.25	0.26
Net realized and unrealized gain (loss)	0.17		(1.93)	0.16	0.91	1.12	(0.69)

Total investment operations	0.25		(1.73)	0.66	1.18	1.37	(0.43)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.58)	(0.28)	(0.27)	(0.28)	(0.20)
Net realized gains	—		(0.95)	(0.18)	(0.27)	(0.40)	(0.46)

Total dividends and/or distributions to shareholders	—		(1.53)	(0.46)	(0.54)	(0.68)	(0.66)

Net asset value, end of period/year	$8.49		$8.24	$11.50	$11.30	$10.66	$9.97

Total return	3.03	%(B)	(15.35)%	5.90%	11.47%	13.90%	(3.98)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$170,328		$169,834	$227,524	$252,776	$239,261	$224,325
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.15	%(D)	0.15%	0.15%	0.15%	0.15%	0.15%
Including waiver and/or reimbursement and recapture	0.15	%(D)	0.15%	0.15%	0.15%	0.15%	0.15	%(E)
Net investment income (loss) to average net assets	1.81	%(D)	2.06%	4.36%	2.52%	2.39%	2.45%
Portfolio turnover rate	22	%(B)	24%	25%	30%	9%	12%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$8.11		$11.34	$11.15	$10.52	$9.85	$10.94

Investment operations:
Net investment income (loss) (A)	0.06		0.17	0.47	0.23	0.22	0.23
Net realized and unrealized gain (loss)	0.19		(1.91)	0.16	0.91	1.10	(0.69)

Total investment operations	0.25		(1.74)	0.63	1.14	1.32	(0.46)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.54)	(0.26)	(0.24)	(0.25)	(0.17)
Net realized gains	—		(0.95)	(0.18)	(0.27)	(0.40)	(0.46)

Total dividends and/or distributions to shareholders	—		(1.49)	(0.44)	(0.51)	(0.65)	(0.63)

Net asset value, end of period/year	$8.36		$8.11	$11.34	$11.15	$10.52	$9.85

Total return	3.08	%(B)	(15.61)%	5.63%	11.25%	13.55%	(4.28)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$724,208		$757,919	$1,039,178	$1,106,102	$1,119,128	$1,033,425
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.40	%(D)	0.40%	0.40%	0.40%	0.40%	0.40%
Including waiver and/or reimbursement and recapture	0.40	%(D)	0.40%	0.40%	0.40%	0.40%	0.40	%(E)
Net investment income (loss) to average net assets	1.56	%(D)	1.80%	4.14%	2.25%	2.13%	2.20%
Portfolio turnover rate	22	%(B)	24%	25%	30%	9%	12%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation – Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2023, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2023.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$272,923	$67,199	$4,051,260	$—	$—	$4,391,382
Total	$272,923	$67,199	$4,051,260	$—	$—	$4,391,382

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(3,029,307)	—	$(298,438)	$—	$—	$(3,327,745)
Total	$(3,029,307)	$—	$(298,438)	$—	$—	$(3,327,745)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)

Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2023.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(1,442,535)	$(2,705,274)	$(5,266,959)	$—	$—	$(9,414,768)
Total	$(1,442,535)	$(2,705,274)	$(5,266,959)	$—	$—	$(9,414,768)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(4,390,062)	$59,889	$(5,907,435)	$—	$—	$(10,237,608)
Total	$(4,390,062)	$59,889	$(5,907,435)	$—	$—	$(10,237,608)

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2023.

Futures contracts:
Average notional value of contracts – long	$239,791,545
Average notional value of contracts – short	(294,699,815)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying ETFs may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect. The available underlying portfolios selected by the sub-adviser may underperform the market or similar portfolios.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK FACTORS (continued)

Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.

Risk management framework risk: The Portfolio is subject to a multi-factor risk management framework that is intended to reduce equity exposure under certain market conditions. This framework may impose a maximum equity exposure limit for the Portfolio in response to individual asset class momentum signals and a portfolio level volatility signal. The framework is intended to improve the Portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the Portfolio not achieving its stated asset mix goal or may cause the Portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in rising markets, may increase transaction costs at the Portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the Portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the Portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2023
Initial Class	0.20%	May 1, 2024
Service Class	0.45	May 1, 2024
Prior to May 1, 2023
Initial Class	0.25
Service Class	0.50

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 191,397,086	$ 20,102,218	$ 171,009,032	$ 19,604,694

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 963,286,763	$ 9,562,672	$ (80,307,354)	$ (70,744,682)

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation – Conservative VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 3- and 10-year periods and below the median for the past 1- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its primary benchmark for the past 3-, 5- and 10-year periods and below its primary benchmark for the past 1-year period. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,117.10	$0.89	$1,024.00	$0.85	0.17%
Service Class	1,000.00	1,115.60	2.20	1,022.70	2.11	0.42

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	66.4%
International Equity Funds	21.5
International Alternative Fund	9.7
Repurchase Agreement	1.1
U.S. Government Obligation	1.0
Net Other Assets (Liabilities) ^	0.3
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.6%
International Alternative Fund - 9.7%
Transamerica Unconstrained Bond (A)	10,572,712	$91,771,138

International Equity Funds - 21.5%
Transamerica BlackRock Real Estate Securities VP (A)	1,929,052	18,094,507
Transamerica Emerging Markets Opportunities (A)	3,506,951	26,793,105
Transamerica International Equity (A)	2,546,346	50,544,974
Transamerica International Focus (A)	6,687,232	54,835,301
Transamerica International Small Cap Value (A)	2,306,690	31,670,850
Transamerica Janus Mid-Cap Growth VP (A)	589,661	20,879,899

		202,818,636

U.S. Equity Funds - 66.4%
Transamerica JPMorgan Enhanced Index VP (A)	11,917,263	277,553,048
Transamerica JPMorgan Mid Cap Value VP (A)	728,094	11,037,912
Transamerica Large Cap Value (A)	5,855,766	75,070,918
Transamerica Mid Cap Growth (A) (B)	3,590,791	29,947,194
Transamerica Mid Cap Value Opportunities (A)	1,664,533	17,910,374
Transamerica Small Cap Value (A)	6,281,031	33,854,757
Transamerica T. Rowe Price Small Cap VP (A)	1,724,581	19,229,080
Transamerica WMC US Growth VP (A)	4,825,749	162,289,929

		626,893,212

Total Investment Companies (Cost $956,946,673)		921,482,986

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.0%
U.S. Treasury - 1.0%
U.S. Treasury Notes 0.88%, 01/31/2024 (C)	$ 9,693,000	$ 9,443,102

Total U.S. Government Obligation (Cost $9,473,216)		9,443,102

REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 2.30% (D), dated 06/30/2023, to be repurchased at $10,457,200 on 07/03/2023. Collateralized by a U.S. Government Obligation, 4.63%, due 03/15/2026, and with a value of $10,664,380.	10,455,196	10,455,196

Total Repurchase Agreement (Cost $10,455,196)		10,455,196

Total Investments (Cost $976,875,085)		941,381,284
Net Other Assets (Liabilities) - 0.3%		3,113,088

Net Assets - 100.0%		$ 944,494,372

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
CAD Currency	276	09/19/2023	$20,676,570	$20,873,880	$197,310	$—
MSCI EAFE Index	336	09/15/2023	35,834,256	36,212,400	378,144	—
MSCI Emerging Markets Index	1,207	09/15/2023	61,564,733	60,223,265	—	(1,341,468)
S&P 500® E-Mini Index	392	09/15/2023	85,108,600	87,969,700	2,861,100	—
S&P/TSX 60 Index	126	09/14/2023	22,844,633	23,180,766	336,133	—
TOPIX Index	292	09/07/2023	44,673,772	46,300,703	1,626,931	—

Total					$5,399,618	$(1,341,468)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	(791)	09/15/2023	$(75,112,250)	$(75,291,335)	$—	$(179,085)

Total Futures Contracts					$5,399,618	$(1,520,553)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$921,482,986	$—	$—	$921,482,986
U.S. Government Obligation	—	9,443,102	—	9,443,102
Repurchase Agreement	—	10,455,196	—	10,455,196

Total	$921,482,986	$19,898,298	$—	$941,381,284

Other Financial Instruments
Futures Contracts (F)	$5,399,618	$—	$—	$5,399,618

Total Other Financial Instruments	$5,399,618	$—	$—	$5,399,618

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(1,520,553)	$—	$—	$(1,520,553)

Total Other Financial Instruments	$(1,520,553)	$—	$—	$(1,520,553)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2023	Shares as of June 30, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Real Estate Securities VP	$22,688,201	$—	$(5,167,877)	$(1,933,519)	$2,507,702	$18,094,507	1,929,052	$—	$—
Transamerica Emerging Markets Opportunities	78,925,297	—	(53,400,000)	(13,168,103)	14,435,911	26,793,105	3,506,951	—	—
Transamerica International Equity	89,553,540	—	(48,432,630)	6,848,676	2,575,388	50,544,974	2,546,346	—	—
Transamerica International Focus	88,590,678	—	(39,743,499)	4,779,262	1,208,860	54,835,301	6,687,232	—	—
Transamerica International Small Cap Value	34,920,279	—	(7,004,740)	1,192,786	2,562,525	31,670,850	2,306,690	—	—
Transamerica Janus Mid-Cap Growth VP	24,630,172	—	(6,778,033)	(1,302,670)	4,330,430	20,879,899	589,661	—	—
Transamerica JPMorgan Enhanced Index VP	178,766,163	62,030,402	—	—	36,756,483	277,553,048	11,917,263	—	—
Transamerica JPMorgan Mid Cap Value VP	22,942,065	—	(12,987,050)	(1,697,442)	2,780,339	11,037,912	728,094	—	—
Transamerica Large Cap Value	104,734,908	672,100	(34,530,349)	7,707,719	(3,513,460)	75,070,918	5,855,766	672,101	—
Transamerica Mid Cap Growth	20,508,156	4,639,012	—	—	4,800,026	29,947,194	3,590,791	—	—
Transamerica Mid Cap Value Opportunities	22,036,677	—	(5,033,356)	272,806	634,247	17,910,374	1,664,533	—	—
Transamerica Small Cap Value	39,091,844	14,412,771	(21,500,000)	(12,485,093)	14,335,235	33,854,757	6,281,031	—	—
Transamerica T. Rowe Price Small Cap VP	9,549,903	8,011,991	—	—	1,667,186	19,229,080	1,724,581	—	—
Transamerica Unconstrained Bond	—	92,188,892	—	—	(417,754)	91,771,138	10,572,712	743,392	—
Transamerica WMC US Growth VP	93,591,109	48,930,260	(8,862,201)	(1,374,031)	30,004,792	162,289,929	4,825,749	—	—

Total	$830,528,992	$230,885,428	$(243,439,735)	$(11,159,609)	$114,667,910	$921,482,986	64,726,452	$1,415,493	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Non-income producing security.
(C)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $9,443,102.
(D)	Rate disclosed reflects the yield at June 30, 2023.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Affiliated investments, at value (cost $956,946,673)	$921,482,986
Unaffiliated investments, at value (cost $9,473,216)	9,443,102
Repurchase agreement, at value (cost $10,455,196)	10,455,196
Receivables and other assets:
Shares of beneficial interest sold	389
Dividends from affiliated investments	371,780
Interest	36,046
Variation margin receivable on futures contracts	3,563,714
Prepaid expenses	4,569

Total assets	945,357,782

Liabilities:
Payables and other liabilities:
Investments purchased	371,780
Shares of beneficial interest redeemed	214,812
Investment management fees	93,293
Distribution and service fees	54,111
Transfer agent costs	1,063
Trustee and CCO fees	2,615
Audit and tax fees	13,425
Custody fees	21,215
Legal fees	14,711
Printing and shareholder reports fees	62,838
Other accrued expenses	13,547

Total liabilities	863,410

Net assets	$944,494,372

Net assets consist of:
Capital stock ($0.01 par value)	$956,816
Additional paid-in capital	967,936,873
Total distributable earnings (accumulated losses)	(24,399,317)

Net assets	$944,494,372

Net assets by class:
Initial Class	$676,260,587
Service Class	268,233,785

Shares outstanding:
Initial Class	68,167,417
Service Class	27,514,173

Net asset value and offering price per share:
Initial Class	$9.92
Service Class	9.75

STATEMENT OF OPERATIONS For the period ended June 30, 2023 (unaudited)

Investment Income:
Dividend income from affiliated investments	$1,415,493
Interest income from unaffiliated investments	588,822

Total investment income	2,004,315

Expenses:
Investment management fees	551,418
Distribution and service fees:
Service Class	320,436
Transfer agent costs	5,404
Trustee and CCO fees	18,699
Audit and tax fees	16,075
Custody fees	20,740
Legal fees	28,585
Printing and shareholder reports fees	97,672
Other	23,576

Total expenses before waiver and/or reimbursement and recapture	1,082,605

Expenses waived and/or reimbursed:
Initial Class	(1,691)
Service Class	(653)
Recapture of previously waived and/or reimbursed fees:
Initial Class	1,584
Service Class	627

Net expenses	1,082,472

Net investment income (loss)	921,843

Net realized gain (loss) on:
Affiliated investments	(11,159,609)
Unaffiliated investments	(72,018)
Futures contracts	(5,395,569)

Net realized gain (loss)	(16,627,196)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	114,667,910
Unaffiliated investments	23,889
Futures contracts	1,500,849
Translation of assets and liabilities denominated in foreign currencies	(101,603)

Net change in unrealized appreciation (depreciation)	116,091,045

Net realized and change in unrealized gain (loss)	99,463,849

Net increase (decrease) in net assets resulting from operations	$100,385,692

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Growth VP

STATEMENT OF CHANGES IN NET ASSETS For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$921,843	$15,207,202
Net realized gain (loss)	(16,627,196)	10,298,065
Net change in unrealized appreciation (depreciation)	116,091,045	(296,444,199)

Net increase (decrease) in net assets resulting from operations	100,385,692	(270,938,932)

Dividends and/or distributions to shareholders:
Initial Class	—	(179,502,473)
Service Class	—	(73,212,646)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(252,715,119)

Capital share transactions:
Proceeds from shares sold:
Initial Class	4,828,306	10,243,184
Service Class	4,153,916	12,077,134

	8,982,222	22,320,318

Dividends and/or distributions reinvested:
Initial Class	—	179,502,473
Service Class	—	73,212,646

	—	252,715,119

Cost of shares redeemed:
Initial Class	(25,311,065)	(56,530,677)
Service Class	(14,550,303)	(36,125,049)

	(39,861,368)	(92,655,726)

Net increase (decrease) in net assets resulting from capital share transactions	(30,879,146)	182,379,711

Net increase (decrease) in net assets	69,506,546	(341,274,340)

Net assets:
Beginning of period/year	874,987,826	1,216,262,166

End of period/year	$944,494,372	$874,987,826

Capital share transactions - shares:
Shares issued:
Initial Class	521,038	849,887
Service Class	449,614	1,088,817

	970,652	1,938,704

Shares reinvested:
Initial Class	—	19,405,673
Service Class	—	8,036,514

	—	27,442,187

Shares redeemed:
Initial Class	(2,706,721)	(4,851,592)
Service Class	(1,589,815)	(3,297,845)

	(4,296,536)	(8,149,437)

Net increase (decrease) in shares outstanding:
Initial Class	(2,185,683)	15,403,968
Service Class	(1,140,201)	5,827,486

	(3,325,884)	21,231,454

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$8.88		$15.70	$14.19	$12.54	$11.19	$13.63

Investment operations:
Net investment income (loss) (A)	0.01		0.19	0.73	0.26	0.21	0.22
Net realized and unrealized gain (loss)	1.03		(3.59)	2.03	2.61	2.54	(1.49)

Total investment operations	1.04		(3.40)	2.76	2.87	2.75	(1.27)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.79)	(0.27)	(0.21)	(0.22)	(0.26)
Net realized gains	—		(2.63)	(0.98)	(1.01)	(1.18)	(0.91)

Total dividends and/or distributions to shareholders	—		(3.42)	(1.25)	(1.22)	(1.40)	(1.17)

Net asset value, end of period/year	$9.92		$8.88	$15.70	$14.19	$12.54	$11.19

Total return	11.71	%(B)	(22.57)%	19.64%	24.74%	26.05%	(10.39)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$676,260		$624,660	$862,525	$830,510	$721,535	$614,229
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.17	%(D)	0.15%	0.15%	0.16%	0.15%	0.15%
Including waiver and/or reimbursement and recapture	0.17	%(D)(E)	0.15%	0.15%	0.16%	0.15%	0.15	%(E)
Net investment income (loss) to average net assets	0.28	%(D)	1.64%	4.68%	2.17%	1.74%	1.63%
Portfolio turnover rate	28	%(B)	13%	22%	49%	12%	24%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$8.74		$15.50	$14.03	$12.42	$11.09	$13.52

Investment operations:
Net investment income (loss) (A)	0.00	(B)	0.16	0.69	0.23	0.18	0.18
Net realized and unrealized gain (loss)	1.01		(3.55)	2.00	2.58	2.52	(1.47)

Total investment operations	1.01		(3.39)	2.69	2.81	2.70	(1.29)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.74)	(0.24)	(0.19)	(0.19)	(0.23)
Net realized gains	—		(2.63)	(0.98)	(1.01)	(1.18)	(0.91)

Total dividends and/or distributions to shareholders	—		(3.37)	(1.22)	(1.20)	(1.37)	(1.14)

Net asset value, end of period/year	$9.75		$8.74	$15.50	$14.03	$12.42	$11.09

Total return	11.56	%(C)	(22.74)%	19.35%	24.36%	25.86%	(10.70)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$268,234		$250,328	$353,737	$330,772	$284,695	$232,319
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.42	%(E)	0.40%	0.40%	0.41%	0.40%	0.40%
Including waiver and/or reimbursement and recapture	0.42	%(E)(F)	0.40%	0.40%	0.41%	0.40%	0.40%
Net investment income (loss) to average net assets	0.03	%(E)	1.38%	4.49%	1.93%	1.50%	1.37%
Portfolio turnover rate	28	%(C)	13%	22%	49%	12%	24%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation – Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2023, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2023.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$197,310	$5,202,308	$—	$—	$5,399,618
Total	$—	$197,310	$5,202,308	$—	$—	$5,399,618

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$(1,520,553)	$—	$—	$(1,520,553)
Total	$—	$—	$(1,520,553)	$—	$—	$(1,520,553)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2023.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$(3,110,440)	$(2,285,129)	$—	$—	$(5,395,569)
Total	$—	$(3,110,440)	$(2,285,129)	$—	$—	$(5,395,569)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$175,672	$1,325,177	$—	$—	$1,500,849
Total	$—	$175,672	$1,325,177	$—	$—	$1,500,849

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2023.

Futures contracts:
Average notional value of contracts – long	$195,938,602
Average notional value of contracts – short	(63,947,352)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK FACTORS (continued)

events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect. The available underlying portfolios selected by the sub-adviser may underperform the market or similar portfolios.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2023
Initial Class	0.20%	May 1, 2024
Service Class	0.45	May 1, 2024
Prior to May 1, 2023
Initial Class	0.25
Service Class	0.50

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the 36-month period ended June 30, 2023, the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available
Class	2020 (A)	2021	2022	2023	Total
Initial Class	$—	$—	$—	$107	$107
Service Class	—	—	—	26	26

(A)	For the six-month period of July 1, 2020 through December 31, 2020.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 229,469,935	$ 8,799,012	$ 243,439,734	$ 21,613,694

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 976,875,085	$ 16,067,544	$ (47,682,280)	$ (31,614,736)

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation – Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3- and 5-year periods, in line with the median for the past 10-year period and below the median for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2023. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,068.80	$0.77	$1,024.10	$0.75	0.15%
Service Class	1,000.00	1,067.10	2.05	1,022.80	2.01	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	46.6%
International Equity Funds	20.1
International Mixed Allocation Fund	13.7
International Alternative Funds	10.0
U.S. Fixed Income Funds	7.3
U.S. Government Obligation	1.4
Repurchase Agreement	0.6
Net Other Assets (Liabilities) ^	0.3
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.7%
International Alternative Funds - 10.0%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	11,961	$26,361
Transamerica Unconstrained Bond (A)	41,291,761	358,412,483

		358,438,844

International Equity Funds - 20.1%
Transamerica BlackRock Real Estate Securities VP (A)	7,884,097	73,952,830
Transamerica Emerging Markets Opportunities (A)	21,360,133	163,191,419
Transamerica International Equity (A)	8,158,725	161,950,682
Transamerica International Focus (A)	18,153,185	148,856,113
Transamerica International Small Cap Value (A)	7,101,060	97,497,553
Transamerica Janus Mid-Cap Growth VP (A)	2,085,489	73,847,178

		719,295,775

International Mixed Allocation Fund - 13.7%
Transamerica Aegon Bond VP (A)	52,174,828	491,486,879

U.S. Equity Funds - 46.6%
Transamerica JPMorgan Enhanced Index VP (A)	37,604,039	875,798,068
Transamerica JPMorgan Mid Cap Value VP (A)	2,304,838	34,941,343
Transamerica Large Cap Value (A)	12,327,447	158,037,874
Transamerica Mid Cap Growth (A) (C)	10,709,264	89,315,260
Transamerica Mid Cap Value Opportunities (A)	4,131,519	44,455,148
Transamerica Small Cap Value (A)	17,781,764	95,843,708
Transamerica T. Rowe Price Small Cap VP (A)	3,459,655	38,575,152
Transamerica WMC US Growth VP (A)	9,741,047	327,591,416

		1,664,557,969

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 7.3%
Transamerica Core Bond (A)	14,424,745	$124,197,052
Transamerica Floating Rate (A)	2,102,168	18,940,536
Transamerica High Yield Bond (A)	14,772,086	115,960,877

		259,098,465

Total Investment Companies (Cost $3,677,076,661)		3,492,877,932

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.4%
U.S. Treasury - 1.4%
U.S. Treasury Notes 0.88%, 01/31/2024 (E)	$52,262,000	50,914,620

Total U.S. Government Obligation (Cost $51,086,801)		50,914,620

REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 2.30% (F), dated 06/30/2023, to be repurchased at $22,759,880 on 07/03/2023. Collateralized by a U.S. Government Obligation, 0.50%, due 02/28/2026, and with a value of $23,210,683.	22,755,519	22,755,519

Total Repurchase Agreement (Cost $22,755,519)		22,755,519

Total Investments (Cost $3,750,918,981)		3,566,548,071
Net Other Assets (Liabilities) - 0.3%		9,864,977

Net Assets - 100.0%		$3,576,413,048

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	3,321	09/20/2023	$379,924,184	$372,834,141	$—	$(7,090,043)
10-Year U.S. Treasury Ultra Notes	3,483	09/20/2023	413,882,313	412,517,812	—	(1,364,501)
CAD Currency	768	09/19/2023	57,534,803	58,083,840	549,037	—
MSCI EAFE Index	399	09/15/2023	42,553,179	43,002,225	449,046	—
MSCI Emerging Markets Index	1,661	09/15/2023	85,609,378	82,875,595	—	(2,733,783)
S&P 500® E-Mini Index	1,057	09/15/2023	229,489,354	237,204,013	7,714,659	—
S&P/TSX 60 Index	353	09/14/2023	64,001,232	64,942,940	941,708	—
TOPIX Index	1,123	09/07/2023	172,860,516	178,067,431	5,206,915	—
U.S. Treasury Ultra Bonds	938	09/20/2023	126,588,049	127,773,188	1,185,139	—

Total					$16,046,504	$(11,188,327)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Japan Government Bonds	(63)	09/12/2023	$(64,573,723)	$(64,857,757)	$—	$(284,034)
E-Mini Russell 2000® Index	(2,099)	09/15/2023	(199,526,574)	(199,793,315)	—	(266,741)

Total					$—	$(550,775)

Total Futures Contracts					$16,046,504	$(11,739,102)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$3,492,851,571	$—	$—	$3,492,851,571
U.S. Government Obligation	—	50,914,620	—	50,914,620
Repurchase Agreement	—	22,755,519	—	22,755,519

Total	$3,492,851,571	$73,670,139	$—	$3,566,521,710

Investment Companies Measured at Net Asset Value (D)				26,361

Total Investments				$3,566,548,071

Other Financial Instruments
Futures Contracts (H)	$16,046,504	$—	$—	$16,046,504

Total Other Financial Instruments	$16,046,504	$—	$—	$16,046,504

LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(11,739,102)	$—	$—	$(11,739,102)

Total Other Financial Instruments	$(11,739,102)	$—	$—	$(11,739,102)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2023	Shares as of June 30, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP	$41,601,379	$450,614,584	$—	$—	$(729,084)	$491,486,879	52,174,828	$—	$—
Transamerica BlackRock Real Estate Securities VP	76,823,211	—	(4,990,381)	(1,937,732)	4,057,732	73,952,830	7,884,097	—	—
Transamerica Core Bond	121,376,750	2,418,913	—	—	401,389	124,197,052	14,424,745	2,418,868	—
Transamerica Emerging Markets Opportunities	310,508,027	—	(151,705,898)	(42,003,293)	46,392,583	163,191,419	21,360,133	—	—
Transamerica Floating Rate	18,003,120	753,529	—	—	183,887	18,940,536	2,102,168	753,495	—
Transamerica Global Allocation Liquidating Trust	33,114	—	—	—	(6,753)	26,361	11,961	—	—
Transamerica High Yield Bond	111,414,523	3,264,185	—	—	1,282,169	115,960,877	14,772,086	3,264,094	—
Transamerica International Equity	233,044,610	—	(95,618,110)	16,603,085	7,921,097	161,950,682	8,158,725	—	—
Transamerica International Focus	275,748,252	—	(143,860,000)	17,753,259	(785,398)	148,856,113	18,153,185	—	—
Transamerica International Small Cap Value	109,423,145	—	(23,703,170)	2,060,923	9,716,655	97,497,553	7,101,060	—	—
Transamerica Janus Mid-Cap Growth VP	87,016,880	—	(23,867,448)	(4,182,950)	14,880,696	73,847,178	2,085,489	—	—
Transamerica JPMorgan Enhanced Index VP	743,431,851	—	—	—	132,366,217	875,798,068	37,604,039	—	—
Transamerica JPMorgan Mid Cap Value VP	77,892,954	—	(46,675,081)	(2,723,267)	6,446,737	34,941,343	2,304,838	—	—
Transamerica Large Cap Value	316,983,127	1,538,097	(173,039,840)	39,747,989	(27,191,499)	158,037,874	12,327,447	1,538,097	—
Transamerica Mid Cap Growth	54,535,656	21,226,101	—	—	13,553,503	89,315,260	10,709,264	—	—
Transamerica Mid Cap Value Opportunities	52,988,425	—	(10,692,396)	447,752	1,711,367	44,455,148	4,131,519	—	—
Transamerica Small Cap Value	122,019,871	—	(29,295,695)	(20,751,754)	23,871,286	95,843,708	17,781,764	—	—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2023	Shares as of June 30, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica T. Rowe Price Small Cap VP	$398,531	$36,615,326	$—	$—	$1,561,295	$38,575,152	3,459,655	$—	$—
Transamerica Unconstrained Bond	234,387,410	125,675,622	—	—	(1,650,549)	358,412,483	41,291,761	6,518,202	—
Transamerica WMC US Growth VP	222,257,996	70,495,090	(29,396,100)	(2,922,163)	67,156,593	327,591,416	9,741,047	—	—

Total	$3,209,888,832	$712,601,447	$(732,844,119)	$2,091,849	$301,139,923	$3,492,877,932	287,579,811	$14,492,756	$—

(B)	Restricted security. At June 30, 2023, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$123,058	$26,361	0.0%(I)

(C)	Non-income producing securities.
(D)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $49,361,716.
(F)	Rate disclosed reflects the yield at June 30, 2023.
(G)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
(I)	Percentage rounds to less than 0.1% or (0.1)%.

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Affiliated investments, at value (cost $3,677,076,661)	$3,492,877,932
Unaffiliated investments, at value (cost $51,086,801)	50,914,620
Repurchase agreement, at value (cost $22,755,519)	22,755,519
Receivables and other assets:
Shares of beneficial interest sold	8,910
Dividends from affiliated investments	2,548,483
Interest	192,203
Variation margin receivable on futures contracts	11,674,766
Prepaid expenses	18,139

Total assets	3,580,990,572

Liabilities:
Payables and other liabilities:
Investments purchased	2,548,874
Shares of beneficial interest redeemed	856,015
Investment management fees	357,427
Distribution and service fees	563,716
Transfer agent costs	4,825
Trustee and CCO fees	12,514
Audit and tax fees	26,920
Custody fees	61,944
Legal fees	61,816
Printing and shareholder reports fees	36,096
Other accrued expenses	47,377

Total liabilities	4,577,524

Net assets	$3,576,413,048

Net assets consist of:
Capital stock ($0.01 par value)	$3,549,827
Additional paid-in capital	3,622,838,616
Total distributable earnings (accumulated losses)	(49,975,395)

Net assets	$3,576,413,048

Net assets by class:
Initial Class	$814,310,895
Service Class	2,762,102,153

Shares outstanding:
Initial Class	79,418,243
Service Class	275,564,466

Net asset value and offering price per share:
Initial Class	$10.25
Service Class	10.02

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income from affiliated investments	$14,492,756
Interest income from unaffiliated investments	2,396,079

Total investment income	16,888,835

Expenses:
Investment management fees	2,173,296
Distribution and service fees:
Service Class	3,436,443
Transfer agent costs	21,869
Trustee and CCO fees	71,496
Audit and tax fees	37,350
Custody fees	61,021
Legal fees	116,890
Printing and shareholder reports fees	98,414
Other	88,961

Total expenses	6,105,740

Net investment income (loss)	10,783,095

Net realized gain (loss) on:
Affiliated investments	2,091,849
Unaffiliated investments	(259,593)
Futures contracts	(38,209,656)

Net realized gain (loss)	(36,377,400)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	301,139,923
Unaffiliated investments	52,568
Futures contracts	(41,208,887)
Translation of assets and liabilities denominated in foreign currencies	56,299

Net change in unrealized appreciation (depreciation)	260,039,903

Net realized and change in unrealized gain (loss)	223,662,503

Net increase (decrease) in net assets resulting from operations	$234,445,598

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$10,783,095	$67,867,454
Net realized gain (loss)	(36,377,400)	93,341,158
Net change in unrealized appreciation (depreciation)	260,039,903	(988,769,393)

Net increase (decrease) in net assets resulting from operations	234,445,598	(827,560,781)

Dividends and/or distributions to shareholders:
Initial Class	—	(164,872,511)
Service Class	—	(591,064,844)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(755,937,355)

Capital share transactions:
Proceeds from shares sold:
Initial Class	6,988,657	17,364,185
Service Class	2,898,018	21,698,496

	9,886,675	39,062,681

Dividends and/or distributions reinvested:
Initial Class	—	164,872,511
Service Class	—	591,064,844

	—	755,937,355

Cost of shares redeemed:
Initial Class	(42,860,230)	(92,032,640)
Service Class	(201,287,911)	(425,871,345)

	(244,148,141)	(517,903,985)

Net increase (decrease) in net assets resulting from capital share transactions	(234,261,466)	277,096,051

Net increase (decrease) in net assets	184,132	(1,306,402,085)

Net assets:
Beginning of period/year	3,576,228,916	4,882,631,001

End of period/year	$3,576,413,048	$3,576,228,916

Capital share transactions - shares:
Shares issued:
Initial Class	705,892	1,544,732
Service Class	300,001	1,848,286

	1,005,893	3,393,018

Shares reinvested:
Initial Class	—	16,840,910
Service Class	—	61,633,456

	—	78,474,366

Shares redeemed:
Initial Class	(4,323,783)	(7,825,723)
Service Class	(20,757,803)	(37,328,423)

	(25,081,586)	(45,154,146)

Net increase (decrease) in shares outstanding:
Initial Class	(3,617,891)	10,559,919
Service Class	(20,457,802)	26,153,319

	(24,075,693)	36,713,238

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

FINANCIAL HIGHLIGHTS For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$9.59		$14.47	$13.30	$12.44	$11.61	$13.44

Investment operations:
Net investment income (loss) (A)	0.04		0.22	0.61	0.29	0.24	0.27
Net realized and unrealized gain (loss)	0.62		(2.68)	1.23	1.46	1.96	(1.14)

Total investment operations	0.66		(2.46)	1.84	1.75	2.20	(0.87)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.68)	(0.31)	(0.25)	(0.28)	(0.25)
Net realized gains	—		(1.74)	(0.36)	(0.64)	(1.09)	(0.71)

Total dividends and/or distributions to shareholders	—		(2.42)	(0.67)	(0.89)	(1.37)	(0.96)

Net asset value, end of period/year	$10.25		$9.59	$14.47	$13.30	$12.44	$11.61

Total return	6.88	%(B)	(17.35)%	13.95%	15.07%	20.01%	(7.07)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$814,311		$796,606	$1,048,517	$1,066,427	$998,736	$901,440
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.15	%(D)	0.15%	0.15%	0.15%	0.14%	0.15%
Including waiver and/or reimbursement and recapture	0.15	%(D)	0.15%	0.15%	0.15%	0.14%	0.15	%(E)
Net investment income (loss) to average net assets	0.80	%(D)	1.91%	4.26%	2.44%	1.99%	2.03%
Portfolio turnover rate	23	%(B)	10%	21%	28%	10%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$9.39		$14.21	$13.07	$12.25	$11.44	$13.26

Investment operations:
Net investment income (loss) (A)	0.03		0.19	0.57	0.26	0.21	0.23
Net realized and unrealized gain (loss)	0.60		(2.63)	1.21	1.42	1.94	(1.12)

Total investment operations	0.63		(2.44)	1.78	1.68	2.15	(0.89)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.64)	(0.28)	(0.22)	(0.25)	(0.22)
Net realized gains	—		(1.74)	(0.36)	(0.64)	(1.09)	(0.71)

Total dividends and/or distributions to shareholders	—		(2.38)	(0.64)	(0.86)	(1.34)	(0.93)

Net asset value, end of period/year	$10.02		$9.39	$14.21	$13.07	$12.25	$11.44

Total return	6.71	%(B)	(17.53)%	13.70%	14.66%	19.79%	(7.32)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,762,102		$2,779,623	$3,834,114	$3,859,311	$3,804,109	$3,611,548
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.40	%(D)	0.40%	0.40%	0.40%	0.39%	0.40%
Including waiver and/or reimbursement and recapture	0.40	%(D)	0.40%	0.40%	0.40%	0.39%	0.40	%(E)
Net investment income (loss) to average net assets	0.55	%(D)	1.64%	4.05%	2.17%	1.72%	1.77%
Portfolio turnover rate	23	%(B)	10%	21%	28%	10%	18%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation – Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2023, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2023, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2023.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$1,185,139	$549,037	$14,312,328	$—	$—	$16,046,504
Total	$1,185,139	$549,037	$14,312,328	$—	$—	$16,046,504

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(8,738,578)	$—	$(3,000,524)	$—	$—	$(11,739,102)
Total	$(8,738,578)	$—	$(3,000,524)	$—	$—	$(11,739,102)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2023.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(13,241,844)	$(10,619,935)	$(14,347,877)	$—	$—	$(38,209,656)
Total	$(13,241,844)	$(10,619,935)	$(14,347,877)	$—	$—	$(38,209,656)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(11,485,480)	$490,119	$(30,213,526)	$—	$—	$(41,208,887)
Total	$(11,485,480)	$490,119	$(30,213,526)	$—	$—	$(41,208,887)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2023.

Futures contracts:
Average notional value of contracts – long	$931,040,535
Average notional value of contracts – short	(1,104,696,162)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. RISK FACTORS (continued)

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect. The available underlying portfolios selected by the sub-adviser may underperform the market or similar portfolios.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Risk management framework risk: The Portfolio is subject to a multi-factor risk management framework that is intended to reduce equity exposure under certain market conditions. This framework may impose a maximum equity exposure limit for the Portfolio in response to individual asset class momentum signals and a portfolio level volatility signal. The framework is intended to improve the Portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the Portfolio not achieving its stated asset mix goal or may cause the Portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in rising markets, may increase transaction costs at the Portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the Portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the Portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2023
Initial Class	0.20%	May 1, 2024
Service Class	0.45	May 1, 2024
Prior to May 1, 2023
Initial Class	0.25
Service Class	0.50

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 698,108,302	$ 81,662,268	$ 732,844,119	$ 85,906,715

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 3,750,918,981	$ 68,414,545	$ (248,478,053)	$ (180,063,508)

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation – Moderate Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 3- and 5-year periods and below the median for the past 1- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its primary benchmark for the past 1-year period and below its primary benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,046.50	$0.76	$1,024.10	$0.75	0.15%
Service Class	1,000.00	1,045.30	2.03	1,022.80	2.01	0.40

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	33.1%
U.S. Fixed Income Funds	21.2
International Equity Funds	19.2
International Mixed Allocation Fund	13.9
International Alternative Funds	10.1
U.S. Government Obligation	1.5
Repurchase Agreement	0.0 *
Net Other Assets (Liabilities) ^	1.0
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.5%
International Alternative Funds - 10.1%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	6,235	$13,742
Transamerica Unconstrained Bond (D)	61,658,790	535,198,294

		535,212,036

International Equity Funds - 19.2%
Transamerica BlackRock Real Estate Securities VP (D)	11,805,932	110,739,640
Transamerica Emerging Markets Opportunities (D)	36,038,464	275,333,862
Transamerica International Equity (D)	8,789,619	174,473,939
Transamerica International Focus (D)	34,167,591	280,174,246
Transamerica International Small Cap Value (D)	7,702,038	105,748,984
Transamerica Janus Mid-Cap Growth VP (D)	1,941,836	68,760,412

		1,015,231,083

International Mixed Allocation Fund - 13.9%
Transamerica Aegon Bond VP (D)	78,235,238	736,975,942

U.S. Equity Funds - 33.1%
Transamerica JPMorgan Enhanced Index VP (D)	30,144,359	702,062,114
Transamerica JPMorgan Mid Cap Value VP (D)	797,599	12,091,606
Transamerica Large Cap Value (D)	18,392,014	235,785,623
Transamerica Mid Cap Growth (A) (D)	15,831,876	132,037,844
Transamerica Mid Cap Value Opportunities (D)	6,106,232	65,703,053
Transamerica Small Cap Value (D)	18,897,904	101,859,703
Transamerica T. Rowe Price Small Cap VP (D)	1,282,749	14,302,649
Transamerica WMC US Growth VP (D)	14,522,082	488,377,614

		1,752,220,206

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 21.2%
Transamerica Core Bond (D)	106,649,748	$918,254,328
Transamerica Floating Rate (D)	3,148,173	28,365,039
Transamerica High Yield Bond (D)	21,941,049	172,237,232

		1,118,856,599

Total Investment Companies (Cost $5,446,063,709)		5,158,495,866

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.5%
U.S. Treasury - 1.5%
U.S. Treasury Notes 0.88%, 01/31/2024 (E)	$78,673,000	76,644,712

Total U.S. Government Obligation (Cost $76,892,977)		76,644,712

REPURCHASE AGREEMENT - 0.0% (F)
Fixed Income Clearing Corp., 2.30% (G), dated 06/30/2023, to be repurchased at $2,563,317 on 07/03/2023. Collateralized by a U.S. Government Obligation, 0.50%, due 02/28/2026, and with a value of $2,614,142.	2,562,826	2,562,826

Total Repurchase Agreement (Cost $2,562,826)		2,562,826

Total Investments (Cost $5,525,519,512)		5,237,703,404
Net Other Assets (Liabilities) - 1.0%		50,955,023

Net Assets - 100.0%		$ 5,288,658,427

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	7,523	09/20/2023	$860,479,849	$844,574,297	$—	$(15,905,552)
10-Year U.S. Treasury Ultra Notes	5,345	09/20/2023	635,086,255	633,048,437	—	(2,037,818)
CAD Currency	796	09/19/2023	59,632,425	60,201,480	569,055	—
MSCI Emerging Markets Index	67	09/15/2023	3,466,049	3,342,965	—	(123,084)
S&P 500® E-Mini Index	1,573	09/15/2023	342,036,185	353,000,862	10,964,677	—
S&P/TSX 60 Index	375	09/14/2023	67,989,979	68,990,376	1,000,397	—
TOPIX Index	1,673	09/07/2023	257,244,629	265,277,660	8,033,031	—
U.S. Treasury Ultra Bonds	1,378	09/20/2023	185,968,344	187,709,438	1,741,094	—

Total					$22,308,254	$(18,066,454)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Japan Government Bonds	(94)	09/12/2023	$(96,348,095)	$(96,771,891)	$—	$(423,796)
E-Mini Russell 2000® Index	(2,999)	09/15/2023	(285,078,702)	(285,459,815)	—	(381,113)
MSCI EAFE Index	(897)	09/15/2023	(95,703,998)	(96,674,175)	—	(970,177)

Total					$—	$(1,775,086)

Total Futures Contracts					$22,308,254	$(19,841,540)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$5,158,482,124	$—	$—	$5,158,482,124
U.S. Government Obligation	—	76,644,712	—	76,644,712
Repurchase Agreement	—	2,562,826	—	2,562,826

Total	$5,158,482,124	$79,207,538	$—	$5,237,689,662

Investment Companies Measured at Net Asset Value (C)				13,742

Total Investments				$5,237,703,404

Other Financial Instruments
Futures Contracts (I)	$22,308,254	$—	$—	$22,308,254

Total Other Financial Instruments	$22,308,254	$—	$—	$22,308,254

LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(19,841,540)	$—	$—	$(19,841,540)

Total Other Financial Instruments	$(19,841,540)	$—	$—	$(19,841,540)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Restricted security. At June 30, 2023, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$64,152	$13,742	0.0	%(F)

(C)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2023	Shares as of June 30, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP	$235,765,557	$499,706,878	$—	$—	$1,503,507	$736,975,942	78,235,238	$—	$—
Transamerica BlackRock Real Estate Securities VP	115,845,790	—	(8,292,232)	(3,298,964)	6,485,046	110,739,640	11,805,932	—	—
Transamerica Core Bond	973,722,151	19,252,251	(78,078,494)	(16,185,827)	19,544,247	918,254,328	106,649,748	19,251,883	—
Transamerica Emerging Markets Opportunities	348,824,408	—	(80,277,100)	(17,886,568)	24,673,122	275,333,862	36,038,464	—	—
Transamerica Floating Rate	26,961,180	1,128,472	—	—	275,387	28,365,039	3,148,173	1,128,423	—
Transamerica Global Allocation Liquidating Trust	17,263	—	—	—	(3,521)	13,742	6,235	—	—
Transamerica High Yield Bond	107,781,527	63,062,854	—	—	1,392,851	172,237,232	21,941,049	3,362,766	—
Transamerica International Equity	282,686,219	—	(137,960,440)	23,896,663	5,851,497	174,473,939	8,789,619	—	—
Transamerica International Focus	293,124,683	—	(35,959,600)	3,265,787	19,743,376	280,174,246	34,167,591	—	—
Transamerica International Small Cap Value	116,152,975	—	(22,892,650)	2,213,588	10,275,071	105,748,984	7,702,038	—	—
Transamerica Janus Mid-Cap Growth VP	36,970,375	26,843,747	—	—	4,946,290	68,760,412	1,941,836	—	—
Transamerica JPMorgan Enhanced Index VP	609,326,093	—	(15,752,995)	3,821,572	104,667,444	702,062,114	30,144,359	—	—
Transamerica JPMorgan Mid Cap Value VP	71,071,254	—	(62,742,532)	(4,247,581)	8,010,465	12,091,606	797,599	—	—
Transamerica Large Cap Value	475,909,132	2,310,143	(261,192,910)	61,333,540	(42,574,282)	235,785,623	18,392,014	2,310,143	—
Transamerica Mid Cap Growth	83,573,289	28,088,560	—	—	20,375,995	132,037,844	15,831,876	—	—
Transamerica Mid Cap Value Opportunities	81,162,204	—	(18,804,008)	760,453	2,584,404	65,703,053	6,106,232	—	—
Transamerica Small Cap Value	137,521,914	—	(39,188,788)	(28,949,141)	32,475,718	101,859,703	18,897,904	—	—
Transamerica T. Rowe Price Small Cap VP	333,429	13,372,684	—	—	596,536	14,302,649	1,282,749	—	—
Transamerica Unconstrained Bond	344,707,306	192,955,237	—	—	(2,464,249)	535,198,294	61,658,790	9,651,707	—
Transamerica WMC US Growth VP	335,422,820	105,006,650	(48,389,000)	(2,036,253)	98,373,397	488,377,614	14,522,082	—	—

Total	$4,676,879,569	$951,727,476	$(809,530,749)	$22,687,269	$316,732,301	$5,158,495,866	478,059,528	$35,704,922	$—

(E)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $74,336,788.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Rate disclosed reflects the yield at June 30, 2023.
(H)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(I)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Affiliated investments, at value (cost $5,446,063,709)	$5,158,495,866
Unaffiliated investments, at value (cost $76,892,977)	76,644,712
Repurchase agreement, at value (cost $2,562,826)	2,562,826
Receivables and other assets:
Investments sold	34,131,488
Shares of beneficial interest sold	30,600
Dividends from affiliated investments	6,338,062
Interest	287,309
Variation margin receivable on futures contracts	20,318,427
Prepaid expenses	27,009

Total assets	5,298,836,299

Liabilities:
Payables and other liabilities:
Investments purchased	6,338,896
Shares of beneficial interest redeemed	1,951,735
Investment management fees	531,368
Distribution and service fees	1,001,944
Transfer agent costs	7,246
Trustee and CCO fees	19,209
Audit and tax fees	33,911
Custody fees	63,755
Legal fees	92,057
Printing and shareholder reports fees	67,704
Other accrued expenses	70,047

Total liabilities	10,177,872

Net assets	$5,288,658,427

Net assets consist of:
Capital stock ($0.01 par value)	$5,324,808
Additional paid-in capital	5,535,603,945
Total distributable earnings (accumulated losses)	(252,270,326)

Net assets	$5,288,658,427

Net assets by class:
Initial Class	$403,292,751
Service Class	4,885,365,676

Shares outstanding:
Initial Class	39,838,832
Service Class	492,641,973

Net asset value and offering price per share:
Initial Class	$10.12
Service Class	9.92

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income from affiliated investments	$35,704,922
Interest income from unaffiliated investments	3,581,462

Total investment income	39,286,384

Expenses:
Investment management fees	3,241,082
Distribution and service fees:
Service Class	6,114,016
Transfer agent costs	32,625
Trustee and CCO fees	110,257
Audit and tax fees	49,355
Custody fees	68,710
Legal fees	174,072
Printing and shareholder reports fees	116,906
Other	111,786

Total expenses	10,018,809

Net investment income (loss)	29,267,575

Net realized gain (loss) on:
Affiliated investments	22,687,269
Unaffiliated investments	(427,220)
Futures contracts	(63,738,563)

Net realized gain (loss)	(41,478,514)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	316,732,301
Unaffiliated investments	89,686
Futures contracts	(67,804,039)
Translation of assets and liabilities denominated in foreign currencies	(79,729)

Net change in unrealized appreciation (depreciation)	248,938,219

Net realized and change in unrealized gain (loss)	207,459,705

Net increase (decrease) in net assets resulting from operations	$236,727,280

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$29,267,575	$104,654,516
Net realized gain (loss)	(41,478,514)	(65,075,948)
Net change in unrealized appreciation (depreciation)	248,938,219	(1,165,791,552)

Net increase (decrease) in net assets resulting from operations	236,727,280	(1,126,212,984)

Dividends and/or distributions to shareholders:
Initial Class	—	(66,604,487)
Service Class	—	(820,996,558)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(887,601,045)

Capital share transactions:
Proceeds from shares sold:
Initial Class	7,638,098	11,680,652
Service Class	2,432,932	9,124,152

	10,071,030	20,804,804

Dividends and/or distributions reinvested:
Initial Class	—	66,604,487
Service Class	—	820,996,558

	—	887,601,045

Cost of shares redeemed:
Initial Class	(24,935,313)	(64,768,198)
Service Class	(274,533,195)	(611,645,345)

	(299,468,508)	(676,413,543)

Net increase (decrease) in net assets resulting from capital share transactions	(289,397,478)	231,992,306

Net increase (decrease) in net assets	(52,670,198)	(1,781,821,723)

Net assets:
Beginning of period/year	5,341,328,625	7,123,150,348

End of period/year	$5,288,658,427	$5,341,328,625

Capital share transactions - shares:
Shares issued:
Initial Class	770,951	1,041,985
Service Class	252,346	808,250

	1,023,297	1,850,235

Shares reinvested:
Initial Class	—	6,748,175
Service Class	—	84,726,167

	—	91,474,342

Shares redeemed:
Initial Class	(2,513,612)	(5,656,704)
Service Class	(28,232,464)	(55,100,243)

	(30,746,076)	(60,756,947)

Net increase (decrease) in shares outstanding:
Initial Class	(1,742,661)	2,133,456
Service Class	(27,980,118)	30,434,174

	(29,722,779)	32,567,630

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$9.67		$13.66	$12.83	$12.02	$11.18	$12.62

Investment operations:
Net investment income (loss) (A)	0.07		0.23	0.56	0.25	0.26	0.27
Net realized and unrealized gain (loss)	0.38		(2.39)	0.62	1.20	1.54	(0.88)

Total investment operations	0.45		(2.16)	1.18	1.45	1.80	(0.61)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.64)	(0.26)	(0.27)	(0.27)	(0.22)
Net realized gains	—		(1.19)	(0.09)	(0.37)	(0.69)	(0.61)

Total dividends and/or distributions to shareholders	—		(1.83)	(0.35)	(0.64)	(0.96)	(0.83)

Net asset value, end of period/year	$10.12		$9.67	$13.66	$12.83	$12.02	$11.18

Total return	4.65	%(B)	(16.08)%	9.18%	12.60%	16.42%	(5.13)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$403,293		$402,196	$539,029	$593,022	$575,923	$548,520
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.15	%(D)	0.15%	0.14%	0.15%	0.14%	0.15%
Including waiver and/or reimbursement and recapture	0.15	%(D)	0.15%	0.14%	0.15%	0.14%	0.15	%(E)
Net investment income (loss) to average net assets	1.34	%(D)	1.99%	4.19%	2.12%	2.19%	2.20%
Portfolio turnover rate	18	%(B)	18%	18%	27%	11%	14%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$9.49		$13.43	$12.62	$11.83	$11.03	$12.45

Investment operations:
Net investment income (loss) (A)	0.05		0.19	0.54	0.22	0.23	0.24
Net realized and unrealized gain (loss)	0.38		(2.33)	0.59	1.18	1.50	(0.86)

Total investment operations	0.43		(2.14)	1.13	1.40	1.73	(0.62)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.61)	(0.23)	(0.24)	(0.24)	(0.19)
Net realized gains	—		(1.19)	(0.09)	(0.37)	(0.69)	(0.61)

Total dividends and/or distributions to shareholders	—		(1.80)	(0.32)	(0.61)	(0.93)	(0.80)

Net asset value, end of period/year	$9.92		$9.49	$13.43	$12.62	$11.83	$11.03

Total return	4.53	%(B)	(16.25)%	8.93%	12.28%	16.18%	(5.35)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$4,885,365		$4,939,133	$6,584,121	$6,639,121	$6,148,828	$5,349,342
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.40	%(D)	0.40%	0.39%	0.40%	0.39%	0.40%
Including waiver and/or reimbursement and recapture	0.40	%(D)	0.40%	0.39%	0.40%	0.39%	0.40	%(E)
Net investment income (loss) to average net assets	1.09	%(D)	1.74%	4.07%	1.89%	1.97%	1.98%
Portfolio turnover rate	18	%(B)	18%	18%	27%	11%	14%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Asset Allocation – Moderate VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2023, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2023, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2023.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$1,741,094	$569,055	$19,998,105	$—	$—	$22,308,254
Total	$1,741,094	$569,055	$19,998,105	$—	$—	$22,308,254

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(18,367,166)	$—	$(1,474,374)	$—	$—	$(19,841,540)
Total	$(18,367,166)	$—	$(1,474,374)	$—	$—	$(19,841,540)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2023.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(17,620,891)	$(16,205,097)	$(29,912,575)	$—	$—	$(63,738,563)
Total	$(17,620,891)	$(16,205,097)	$(29,912,575)	$—	$—	$(63,738,563)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(21,647,802)	$506,190	$(46,662,427)	$—	$—	$(67,804,039)
Total	$(21,647,802)	$506,190	$(46,662,427)	$—	$—	$(67,804,039)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2023.

Futures contracts:
Average notional value of contracts – long	$1,362,044,305
Average notional value of contracts – short	(1,669,813,053)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. RISK FACTORS (continued)

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect. The available underlying portfolios selected by the sub-adviser may underperform the market or similar portfolios.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Risk management framework risk: The Portfolio is subject to a multi-factor risk management framework that is intended to reduce equity exposure under certain market conditions. This framework may impose a maximum equity exposure limit for the Portfolio in response to individual asset class momentum signals and a portfolio level volatility signal. The framework is intended to improve the Portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the Portfolio not achieving its stated asset mix goal or may cause the Portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in rising markets, may increase transaction costs at the Portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the Portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the Portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2023
Initial Class	0.20%	May 1, 2024
Service Class	0.45	May 1, 2024
Prior to May 1, 2023
Initial Class	0.25
Service Class	0.50

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 916,021,719	$ 125,743,459	$ 809,530,749	$ 125,055,368

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 5,525,519,512	$ 137,423,808	$ (422,773,202)	$ (285,349,394)

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Asset Allocation – Moderate VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its primary benchmark for the past 1-year period and below its primary benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Asset Allocation – Moderate VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Enhanced Index VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,178.00	$3.35	$1,021.70	$3.11	0.62%
Service Class	1,000.00	1,176.60	4.70	1,020.50	4.36	0.87

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	97.7%
Repurchase Agreement	2.8
Net Other Assets (Liabilities)	(0.5)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 1.3%
Howmet Aerospace, Inc.	48,069	$2,382,300
Raytheon Technologies Corp.	199,857	19,577,992
Textron, Inc.	123,783	8,371,444

		30,331,736

Air Freight & Logistics - 1.1%
FedEx Corp.	27,388	6,789,485
United Parcel Service, Inc., Class B	113,206	20,292,176

		27,081,661

Automobile Components - 0.2%
Aptiv PLC (A)	50,298	5,134,923

Automobiles - 1.7%
Tesla, Inc. (A)	155,384	40,674,870

Banks - 3.4%
Bank of America Corp.	879,122	25,222,010
Citigroup, Inc.	145,473	6,697,577
Fifth Third Bancorp	213,219	5,588,470
Truist Financial Corp.	351,534	10,669,057
US Bancorp	366,425	12,106,682
Wells Fargo & Co.	497,075	21,215,161

		81,498,957

Beverages - 2.4%
Coca-Cola Co.	426,584	25,688,888
Constellation Brands, Inc., Class A	30,979	7,624,861
Monster Beverage Corp. (A)	48,434	2,782,049
PepsiCo, Inc.	119,831	22,195,098

		58,290,896

Biotechnology - 1.6%
Biogen, Inc. (A)	25,368	7,226,075
BioMarin Pharmaceutical, Inc. (A)	19,278	1,671,017
Neurocrine Biosciences, Inc. (A)	13,444	1,267,769
Regeneron Pharmaceuticals, Inc. (A)	17,309	12,437,209
Sarepta Therapeutics, Inc. (A)	19,597	2,244,248
Vertex Pharmaceuticals, Inc. (A)	40,068	14,100,330

		38,946,648

Broadline Retail - 3.6%
Amazon.com, Inc. (A)	654,811	85,361,162

Building Products - 0.9%
Masco Corp.	97,296	5,582,845
Trane Technologies PLC	77,851	14,889,782

		20,472,627

Capital Markets - 2.6%
Charles Schwab Corp.	43,527	2,467,110
CME Group, Inc.	78,177	14,485,416
Intercontinental Exchange, Inc.	89,483	10,118,738
Morgan Stanley	129,683	11,074,928
Raymond James Financial, Inc.	78,093	8,103,711
S&P Global, Inc.	29,063	11,651,066
State Street Corp.	47,933	3,507,737

		61,408,706

Chemicals - 2.1%
Air Products & Chemicals, Inc.	24,722	7,404,981
Dow, Inc.	160,833	8,565,966
Eastman Chemical Co.	72,413	6,062,416
Linde PLC	42,643	16,250,394

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
LyondellBasell Industries NV, Class A	47,604	$ 4,371,475
PPG Industries, Inc.	45,996	6,821,207

		49,476,439

Commercial Services & Supplies - 0.2%
Cintas Corp.	9,934	4,937,993

Communications Equipment - 0.2%
Motorola Solutions, Inc.	17,847	5,234,168

Consumer Finance - 0.2%
American Express Co.	33,473	5,830,997

Consumer Staples Distribution & Retail - 1.0%
Costco Wholesale Corp.	44,188	23,789,935

Distributors - 0.1%
LKQ Corp.	38,574	2,247,707

Diversified Telecommunication Services - 0.1%
AT&T, Inc.	109,931	1,753,399

Electric Utilities - 1.3%
NextEra Energy, Inc.	269,789	20,018,344
PG&E Corp. (A)	584,678	10,103,236

		30,121,580

Electrical Equipment - 0.7%
Eaton Corp. PLC	79,633	16,014,196

Electronic Equipment, Instruments & Components - 0.2%
Corning, Inc.	79,311	2,779,058
Keysight Technologies, Inc. (A)	15,483	2,592,628

		5,371,686

Energy Equipment & Services - 0.1%
Baker Hughes Co.	110,316	3,487,089

Entertainment - 0.7%
Netflix, Inc. (A)	36,826	16,221,485

Financial Services - 4.4%
Berkshire Hathaway, Inc., Class B (A)	97,735	33,327,635
FleetCor Technologies, Inc. (A)	34,190	8,584,425
Mastercard, Inc., Class A	92,853	36,519,085
Visa, Inc., Class A	110,948	26,347,931

		104,779,076

Food Products - 0.4%
Mondelez International, Inc., Class A	116,390	8,489,487

Ground Transportation - 0.9%
CSX Corp.	149,260	5,089,766
Norfolk Southern Corp.	27,939	6,335,448
Uber Technologies, Inc. (A)	85,403	3,686,847
Union Pacific Corp.	35,214	7,205,489

		22,317,550

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	121,194	13,212,570
Baxter International, Inc.	144,495	6,583,192
Boston Scientific Corp. (A)	210,389	11,379,941
Dexcom, Inc. (A)	24,256	3,117,139
Intuitive Surgical, Inc. (A)	33,964	11,613,650
Medtronic PLC	89,121	7,851,560
ResMed, Inc.	8,642	1,888,277
Stryker Corp.	15,482	4,723,403

		60,369,732

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 2.8%
Centene Corp. (A)	97,692	$ 6,589,326
CVS Health Corp.	46,841	3,238,118
Elevance Health, Inc.	23,556	10,465,695
Humana, Inc.	12,832	5,737,572
McKesson Corp.	11,444	4,890,136
UnitedHealth Group, Inc.	76,272	36,659,374

		67,580,221

Health Care REITs - 0.3%
Ventas, Inc.	170,689	8,068,469

Hotels, Restaurants & Leisure - 2.8%
Booking Holdings, Inc. (A)	5,247	14,168,631
Chipotle Mexican Grill, Inc. (A)	7,520	16,085,280
Domino’s Pizza, Inc.	8,030	2,706,030
Expedia Group, Inc. (A)	64,487	7,054,233
Marriott International, Inc., Class A	40,978	7,527,249
McDonald’s Corp.	27,454	8,192,548
Royal Caribbean Cruises Ltd. (A)	13,140	1,363,144
Yum! Brands, Inc.	76,361	10,579,816

		67,676,931

Household Durables - 0.3%
Lennar Corp., Class A	16,519	2,069,996
Toll Brothers, Inc.	36,512	2,887,004
Whirlpool Corp.	9,314	1,385,830

		6,342,830

Household Products - 1.3%
Church & Dwight Co., Inc.	42,320	4,241,734
Colgate-Palmolive Co.	137,658	10,605,172
Procter & Gamble Co.	108,323	16,436,932

		31,283,838

Industrial Conglomerates - 1.1%
Honeywell International, Inc.	129,380	26,846,350

Industrial REITs - 0.7%
Prologis, Inc.	126,278	15,485,471

Insurance - 1.8%
Aflac, Inc.	52,420	3,658,916
Globe Life, Inc.	61,157	6,704,030
MetLife, Inc.	20,776	1,174,467
Progressive Corp.	139,917	18,520,813
Travelers Cos., Inc.	76,857	13,346,987

		43,405,213

Interactive Media & Services - 5.4%
Alphabet, Inc., Class A (A)	373,384	44,694,065
Alphabet, Inc., Class C (A)	315,536	38,170,390
Meta Platforms, Inc., Class A (A)	161,629	46,384,290

		129,248,745

IT Services - 1.2%
Accenture PLC, Class A	63,174	19,494,233
Cognizant Technology Solutions Corp., Class A	135,174	8,824,159

		28,318,392

Life Sciences Tools & Services - 1.4%
Danaher Corp.	45,853	11,004,720
Thermo Fisher Scientific, Inc.	43,776	22,840,128

		33,844,848

Machinery - 1.9%
Deere & Co.	42,183	17,092,130
Dover Corp.	37,797	5,580,727

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Otis Worldwide Corp.	101,577	$ 9,041,369
Parker-Hannifin Corp.	33,482	13,059,319

		44,773,545

Media - 1.2%
Charter Communications, Inc., Class A (A)	30,953	11,371,203
Comcast Corp., Class A	413,656	17,187,407

		28,558,610

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	87,268	3,490,720
Nucor Corp.	22,943	3,762,193

		7,252,913

Multi-Utilities - 1.3%
Ameren Corp.	61,881	5,053,822
CenterPoint Energy, Inc.	186,099	5,424,786
CMS Energy Corp.	44,663	2,623,951
Dominion Energy, Inc.	77,704	4,024,290
Public Service Enterprise Group, Inc.	221,384	13,860,852

		30,987,701

Oil, Gas & Consumable Fuels - 3.9%
Chevron Corp.	70,313	11,063,751
ConocoPhillips	175,453	18,178,685
Diamondback Energy, Inc.	89,806	11,796,916
EOG Resources, Inc.	131,267	15,022,195
Exxon Mobil Corp.	302,111	32,401,405
Marathon Oil Corp.	183,332	4,220,303

		92,683,255

Passenger Airlines - 0.3%
Delta Air Lines, Inc. (A)	40,900	1,944,386
Southwest Airlines Co.	110,941	4,017,174

		5,961,560

Personal Care Products - 0.0% (B)
Kenvue, Inc. (A)	21,566	569,774

Pharmaceuticals - 4.6%
AbbVie, Inc.	197,083	26,552,993
Bristol-Myers Squibb Co.	308,762	19,745,330
Eli Lilly & Co.	46,823	21,959,050
Johnson & Johnson	163,259	27,022,630
Merck & Co., Inc.	126,267	14,569,949

		109,849,952

Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.	18,467	2,060,917
Leidos Holdings, Inc.	54,011	4,778,893

		6,839,810

Residential REITs - 0.6%
Equity LifeStyle Properties, Inc.	62,903	4,207,582
Sun Communities, Inc.	40,075	5,228,184
UDR, Inc.	123,924	5,323,775

		14,759,541

Semiconductors & Semiconductor Equipment - 7.8%
Advanced Micro Devices, Inc. (A)	176,152	20,065,474
Analog Devices, Inc.	106,924	20,829,865
Broadcom, Inc.	4,614	4,002,322
Lam Research Corp.	30,840	19,825,802
NVIDIA Corp.	153,921	65,111,661
NXP Semiconductors NV	99,566	20,379,169
Qorvo, Inc. (A)	43,281	4,415,961

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	52,704	$ 5,867,536
Texas Instruments, Inc.	140,350	25,265,807

		185,763,597

Software - 10.0%
Adobe, Inc. (A)	55,483	27,130,632
Cadence Design Systems, Inc. (A)	19,216	4,506,536
DocuSign, Inc. (A)	16,984	867,712
Intuit, Inc.	30,909	14,162,195
Microsoft Corp.	494,190	168,291,463
Oracle Corp.	90,630	10,793,127
Salesforce, Inc. (A)	39,348	8,312,658
ServiceNow, Inc. (A)	6,140	3,450,496

		237,514,819

Specialized REITs - 0.6%
Equinix, Inc.	8,364	6,556,874
SBA Communications Corp.	34,956	8,101,403

		14,658,277

Specialty Retail - 2.8%
AutoNation, Inc. (A)	26,862	4,421,754
AutoZone, Inc. (A)	4,848	12,087,809
Best Buy Co., Inc.	91,046	7,461,220
Burlington Stores, Inc. (A)	18,736	2,948,859
Home Depot, Inc.	7,779	2,416,468
Lowe’s Cos., Inc.	108,201	24,420,966
O’Reilly Automotive, Inc. (A)	3,907	3,732,357
TJX Cos., Inc.	93,982	7,968,734
Ulta Beauty, Inc. (A)	2,410	1,134,134

		66,592,301

Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc.	934,291	181,224,425
Seagate Technology Holdings PLC	117,970	7,298,804

		188,523,229

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc., Class B	99,584	$ 10,991,086

Tobacco - 0.4%
Altria Group, Inc.	77,189	3,496,662
Philip Morris International, Inc.	69,110	6,746,518

		10,243,180

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (A)	42,338	5,880,748

Total Common Stocks (Cost $1,819,948,210)		2,330,149,911

	Principal	Value
REPURCHASE AGREEMENT - 2.8%
Fixed Income Clearing Corp., 2.30% (C), dated 06/30/2023, to be repurchased at $65,402,299 on 07/03/2023. Collateralized by a U.S. Government Obligation, 0.50%, due 02/28/2026, and with a value of $66,697,619.	$65,389,766	65,389,766

Total Repurchase Agreement (Cost $65,389,766)		65,389,766

Total Investments (Cost $1,885,337,976)		2,395,539,677
Net Other Assets (Liabilities) - (0.5)%		(11,091,592)

Net Assets - 100.0%		$2,384,448,085

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	304	09/15/2023	$ 66,097,615	$ 68,221,400	$ 2,123,785	$ —

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,330,149,911	$—	$—	$2,330,149,911
Repurchase Agreement	—	65,389,766	—	65,389,766

Total Investments	$2,330,149,911	$65,389,766	$—	$2,395,539,677

Other Financial Instruments
Futures Contracts (E)	$2,123,785	$—	$—	$2,123,785

Total Other Financial Instruments	$2,123,785	$—	$—	$2,123,785

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Rate disclosed reflects the yield at June 30, 2023.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(E)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Enhanced Index VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Investments, at value (cost $1,819,948,210)	$2,330,149,911
Repurchase agreement, at value (cost $65,389,766)	65,389,766
Cash	58,388
Cash collateral pledged at broker for:
Futures contracts	3,348,000
Receivables and other assets:
Investments sold	2,126,904
Shares of beneficial interest sold	156,773
Dividends	1,801,492
Interest	4,178
Variation margin receivable on futures contracts	783,659
Prepaid expenses	10,793

Total assets	2,403,829,864

Liabilities:
Payables and other liabilities:
Investments purchased	2,225,664
Shares of beneficial interest redeemed	15,850,994
Investment management fees	1,132,253
Distribution and service fees	23,221
Transfer agent costs	2,046
Trustee and CCO fees	3,858
Audit and tax fees	17,320
Custody fees	52,443
Legal fees	28,507
Printing and shareholder reports fees	13,061
Other accrued expenses	32,412

Total liabilities	19,381,779

Net assets	$2,384,448,085

Net assets consist of:
Capital stock ($0.01 par value)	$1,024,345
Additional paid-in capital	1,714,774,910
Total distributable earnings (accumulated losses)	668,648,830

Net assets	$2,384,448,085

Net assets by class:
Initial Class	$2,267,278,170
Service Class	117,169,915

Shares outstanding:
Initial Class	97,366,506
Service Class	5,067,961

Net asset value and offering price per share:
Initial Class	$23.29
Service Class	23.12

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income	$15,982,642
Interest income	520,353
Net income from securities lending	6,034
Withholding taxes on foreign income	(33,354)

Total investment income	16,475,675

Expenses:
Investment management fees	6,253,759
Distribution and service fees:
Service Class	132,823
Transfer agent costs	12,141
Trustee and CCO fees	47,819
Audit and tax fees	23,381
Custody fees	62,375
Legal fees	60,890
Printing and shareholder reports fees	15,161
Other	49,408

Total expenses	6,657,757

Net investment income (loss)	9,817,918

Net realized gain (loss) on:
Investments	23,408,855
Futures contracts	4,207,340

Net realized gain (loss)	27,616,195

Net change in unrealized appreciation (depreciation) on:
Investments	314,620,691
Futures contracts	2,823,734

Net change in unrealized appreciation (depreciation)	317,444,425

Net realized and change in unrealized gain (loss)	345,060,620

Net increase (decrease) in net assets resulting from operations	$354,878,538

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Enhanced Index VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$9,817,918	$18,208,607
Net realized gain (loss)	27,616,195	109,443,876
Net change in unrealized appreciation (depreciation)	317,444,425	(552,442,850)

Net increase (decrease) in net assets resulting from operations	354,878,538	(424,790,367)

Dividends and/or distributions to shareholders:
Initial Class	—	(248,501,127)
Service Class	—	(13,827,083)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(262,328,210)

Capital share transactions:
Proceeds from shares sold:
Initial Class	102,267,797	263,253,088
Service Class	8,980,465	15,850,220

	111,248,262	279,103,308

Dividends and/or distributions reinvested:
Initial Class	—	248,501,127
Service Class	—	13,827,083

	—	262,328,210

Cost of shares redeemed:
Initial Class	(25,388,069)	(116,008,982)
Service Class	(10,964,757)	(24,794,766)

	(36,352,826)	(140,803,748)

Net increase (decrease) in net assets resulting from capital share transactions	74,895,436	400,627,770

Net increase (decrease) in net assets	429,773,974	(286,490,807)

Net assets:
Beginning of period/year	1,954,674,111	2,241,164,918

End of period/year	$2,384,448,085	$1,954,674,111

Capital share transactions - shares:
Shares issued:
Initial Class	4,754,183	10,755,250
Service Class	422,459	671,760

	5,176,642	11,427,010

Shares reinvested:
Initial Class	—	11,694,171
Service Class	—	654,072

	—	12,348,243

Shares redeemed:
Initial Class	(1,131,554)	(4,810,782)
Service Class	(530,595)	(1,074,367)

	(1,662,149)	(5,885,149)

Net increase (decrease) in shares outstanding:
Initial Class	3,622,629	17,638,639
Service Class	(108,136)	251,465

	3,514,493	17,890,104

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Enhanced Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$19.77		$27.67	$24.07	$22.01	$19.30	$21.68

Investment operations:
Net investment income (loss) (A)	0.10		0.21	0.18	0.22	0.23	0.23
Net realized and unrealized gain (loss)	3.42		(5.08)	6.83	3.98	5.41	(1.38)

Total investment operations	3.52		(4.87)	7.01	4.20	5.64	(1.15)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.16)	(0.22)	(0.33)	(0.27)	(0.25)
Net realized gains	—		(2.87)	(3.19)	(1.81)	(2.66)	(0.98)

Total dividends and/or distributions to shareholders	—		(3.03)	(3.41)	(2.14)	(2.93)	(1.23)

Net asset value, end of period/year	$23.29		$19.77	$27.67	$24.07	$22.01	$19.30

Total return	17.80	%(B)	(18.35)%	30.12%	20.16%	31.03%	(6.01)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$2,267,278		$1,852,968	$2,105,664	$1,529,426	$2,060,400	$1,821,768
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.62	%(C)	0.62%	0.62%	0.65%	0.69%	0.69%
Including waiver and/or reimbursement and recapture	0.62	%(C)	0.62%	0.62%	0.65%	0.69%	0.69	%(D)
Net investment income (loss) to average net assets	0.94	%(C)	0.91%	0.68%	1.03%	1.08%	1.08%
Portfolio turnover rate	13	%(B)	33%	40%	45%	39%	52%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$19.65		$27.51	$23.96	$21.93	$19.24	$21.62

Investment operations:
Net investment income (loss) (A)	0.07		0.15	0.11	0.17	0.18	0.18
Net realized and unrealized gain (loss)	3.40		(5.04)	6.79	3.95	5.39	(1.38)

Total investment operations	3.47		(4.89)	6.90	4.12	5.57	(1.20)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.10)	(0.16)	(0.28)	(0.22)	(0.20)
Net realized gains	—		(2.87)	(3.19)	(1.81)	(2.66)	(0.98)

Total dividends and/or distributions to shareholders	—		(2.97)	(3.35)	(2.09)	(2.88)	(1.18)

Net asset value, end of period/year	$23.12		$19.65	$27.51	$23.96	$21.93	$19.24

Total return	17.66	%(B)	(18.55)%	29.79%	19.86%	30.69%	(6.25)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$117,170		$101,706	$135,501	$114,372	$92,928	$68,434
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.87	%(C)	0.87%	0.87%	0.90%	0.94%	0.94%
Including waiver and/or reimbursement and recapture	0.87	%(C)	0.87%	0.87%	0.90%	0.94%	0.94	%(D)
Net investment income (loss) to average net assets	0.69	%(C)	0.65%	0.43%	0.77%	0.83%	0.83%
Portfolio turnover rate	13	%(B)	33%	40%	45%	39%	52%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Enhanced Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2023, commissions recaptured are $11,094.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2023, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2023.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$2,123,785	$—	$—	$2,123,785
Total	$—	$—	$2,123,785	$—	$—	$2,123,785

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2023.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$4,207,340	$—	$—	$4,207,340
Total	$—	$—	$4,207,340	$—	$—	$4,207,340

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$2,823,734	$—	$—	$2,823,734
Total	$—	$—	$2,823,734	$—	$—	$2,823,734

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2023.

Futures contracts:
Average notional value of contracts — long	$49,065,436

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. RISK FACTORS (continued)

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $1 billion	0.60%
Over $1 billion up to $2 billion	0.59
Over $2 billion up to $3 billion	0.56
Over $3 billion up to $4 billion	0.52
Over $4 billion	0.46

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2023
Initial Class	0.67%	May 1, 2024
Service Class	0.92	May 1, 2024
Prior to May 1, 2023
Service Class	0.96

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 343,465,832	$ —	$ 262,597,740	$ —

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Enhanced Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,885,337,976	$ 561,543,344	$ (49,217,858)	$ 512,325,486

11. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Enhanced Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Enhanced Index VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Enhanced Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-, 5- and 10-year periods and in line with the median for the 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 3-year period and below its benchmark for the past 1-, 5- and 10-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Enhanced Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan International Moderate Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,051.60	$0.86	$1,024.00	$0.85	0.17%
Service Class	1,000.00	1,049.80	2.13	1,022.70	2.11	0.42

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
International Equity Funds	56.9%
International Mixed Allocation Fund	15.0
International Alternative Fund	10.4
U.S. Fixed Income Funds	6.8
U.S. Equity Funds	6.0
Repurchase Agreement	2.3
U.S. Government Obligation	2.1
Net Other Assets (Liabilities) ^	0.5
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 95.1%
International Alternative Fund - 10.4%
Transamerica Unconstrained Bond (A)	5,113,438	$44,384,644

International Equity Funds - 56.9%
Transamerica BlackRock Real Estate Securities VP (A)	964,197	9,044,165
Transamerica Emerging Markets Opportunities (A)	568,955	4,346,814
Transamerica International Equity (A)	3,501,941	69,513,537
Transamerica International Focus (A)	14,010,347	114,884,845
Transamerica International Small Cap Value (A)	3,299,689	45,304,736

		243,094,097

International Mixed Allocation Fund - 15.0%
Transamerica Aegon Bond VP (A)	6,815,224	64,199,412

U.S. Equity Funds - 6.0%
Transamerica Large Cap Value (A)	2,895	37,113
Transamerica WMC US Growth VP (A)	767,946	25,826,032

		25,863,145

U.S. Fixed Income Funds - 6.8%
Transamerica Core Bond (A)	1,430,647	12,317,874
Transamerica Floating Rate (A)	254,121	2,289,628
Transamerica High Yield Bond (A)	1,839,184	14,437,592

		29,045,094

Total Investment Companies (Cost $399,222,147)		406,586,392

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 2.1%
U.S. Treasury - 2.1%
U.S. Treasury Notes 0.88%, 01/31/2024 (B)	$9,182,000	$ 8,945,277

Total U.S. Government Obligation (Cost $8,975,609)		8,945,277

REPURCHASE AGREEMENT - 2.3%
Fixed Income Clearing Corp., 2.30% (C), dated 06/30/2023, to be repurchased at $9,914,597 on 07/03/2023. Collateralized by a U.S. Government Obligation, 0.50%, due 02/28/2026, and with a value of $10,110,993.	9,912,697	9,912,697

Total Repurchase Agreement (Cost $9,912,697)		9,912,697

Total Investments (Cost $418,110,453)		425,444,366
Net Other Assets (Liabilities) - 0.5%		2,074,966

Net Assets - 100.0%		$427,519,332

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	462	09/20/2023	$52,853,048	$51,866,719	$—	$(986,329)
10-Year U.S. Treasury Ultra Notes	315	09/20/2023	37,457,638	37,307,812	—	(149,826)
30-Year U.S. Treasury Bonds	15	09/20/2023	1,900,228	1,903,594	3,366	—
CAD Currency	418	09/19/2023	31,314,515	31,613,340	298,825	—
MSCI EAFE Index	366	09/15/2023	39,033,743	39,445,650	411,907	—
S&P/TSX 60 Index	174	09/14/2023	31,547,349	32,011,534	464,185	—
TOPIX Index	109	09/07/2023	16,715,706	17,283,482	567,776	—
U.S. Treasury Ultra Bonds	115	09/20/2023	15,519,862	15,665,156	145,294	—

Total					$1,891,353	$(1,136,155)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Japan Government Bonds	(8)	09/12/2023	$(8,199,837)	$(8,235,905)	$—	$(36,068)
MSCI Emerging Markets Index	(34)	09/15/2023	(1,713,000)	(1,696,430)	16,570	—
S&P 500® E-Mini Index	(94)	09/15/2023	(20,407,435)	(21,094,775)	—	(687,340)

Total					$16,570	$(723,408)

Total Futures Contracts					$1,907,923	$(1,859,563)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$406,586,392	$—	$—	$406,586,392
U.S. Government Obligation	—	8,945,277	—	8,945,277
Repurchase Agreement	—	9,912,697	—	9,912,697

Total Investments	$406,586,392	$18,857,974	$—	$425,444,366

Other Financial Instruments
Futures Contracts (E)	$1,907,923	$—	$—	$1,907,923

Total Other Financial Instruments	$1,907,923	$—	$—	$1,907,923

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(1,859,563)	$—	$—	$(1,859,563)

Total Other Financial Instruments	$(1,859,563)	$—	$—	$(1,859,563)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2023	Shares as of June 30, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP	$2,736,155	$61,650,364	$—	$—	$(187,107)	$64,199,412	6,815,224	$—	$—
Transamerica BlackRock Real Estate Securities VP	9,269,949	—	(483,268)	(190,695)	448,179	9,044,165	964,197	—	—
Transamerica Core Bond	12,038,156	239,908	—	—	39,810	12,317,874	1,430,647	239,904	—
Transamerica Emerging Markets Opportunities	14,197,459	—	(10,051,842)	(2,860,982)	3,062,179	4,346,814	568,955	—	—
Transamerica Floating Rate	2,176,309	91,090	—	—	22,229	2,289,628	254,121	91,086	—
Transamerica High Yield Bond	13,871,553	406,405	—	—	159,634	14,437,592	1,839,184	406,393	—
Transamerica International Equity	79,707,826	—	(18,413,368)	2,457,384	5,761,695	69,513,537	3,501,941	—	—
Transamerica International Focus	124,960,428	—	(19,827,917)	1,742,524	8,009,810	114,884,845	14,010,347	—	—
Transamerica International Small Cap Value	53,574,255	—	(14,006,033)	1,241,208	4,495,306	45,304,736	3,299,689	—	—
Transamerica Large Cap Value	19,998,131	1,791,396	(22,028,640)	1,511,296	(1,235,070)	37,113	2,895	65,197	—
Transamerica Unconstrained Bond	28,423,263	16,165,732	—	—	(204,351)	44,384,644	5,113,438	797,903	—
Transamerica WMC US Growth VP	17,217,140	7,950,367	(4,405,446)	(1,360,721)	6,424,692	25,826,032	767,946	—	—

Total	$378,170,624	$88,295,262	$(89,216,514)	$2,540,014	$26,797,006	$406,586,392	38,568,584	$1,600,483	$—

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $8,781,608.
(C)	Rate disclosed reflects the yield at June 30, 2023.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(E)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan International Moderate Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

CURRENCY ABBREVIATION:

CAD	Canadian Dollar

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
TOPIX	Tokyo Price Index
TSX	Toronto Stock Exchange

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan International Moderate Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Affiliated investments, at value (cost $399,222,147)	$406,586,392
Unaffiliated investments, at value (cost $8,975,609)	8,945,277
Repurchase agreement, at value (cost $9,912,697)	9,912,697
Cash	172
Receivables and other assets:
Shares of beneficial interest sold	17,234
Dividends from affiliated investments	305,132
Interest	34,146
Variation margin receivable on futures contracts	2,211,506
Prepaid expenses	2,230

Total assets	428,014,786

Liabilities:
Payables and other liabilities:
Investments purchased	305,179
Shares of beneficial interest redeemed	4,760
Investment management fees	43,199
Distribution and service fees	85,127
Transfer agent costs	573
Trustee and CCO fees	1,555
Audit and tax fees	12,043
Custody fees	20,036
Legal fees	7,520
Printing and shareholder reports fees	6,374
Other accrued expenses	9,088

Total liabilities	495,454

Net assets	$427,519,332

Net assets consist of:
Capital stock ($0.01 par value)	$482,554
Additional paid-in capital	428,596,924
Total distributable earnings (accumulated losses)	(1,560,146)

Net assets	$427,519,332

Net assets by class:
Initial Class	$14,792,197
Service Class	412,727,135

Shares outstanding:
Initial Class	1,649,165
Service Class	46,606,213

Net asset value and offering price per share:
Initial Class	$8.97
Service Class	8.86

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income from affiliated investments	$1,600,483
Interest income from unaffiliated investments	409,307

Total investment income	2,009,790

Expenses:
Investment management fees	267,499
Distribution and service fees:
Service Class	527,402
Transfer agent costs	2,678
Trustee and CCO fees	8,415
Audit and tax fees	13,000
Custody fees	18,542
Legal fees	14,317
Printing and shareholder reports fees	30,381
Other	14,777

Total expenses	897,011

Net investment income (loss)	1,112,779

Net realized gain (loss) on:
Affiliated investments	2,540,014
Unaffiliated investments	(37,780)
Futures contracts	(4,640,722)

Net realized gain (loss)	(2,138,488)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	26,797,006
Unaffiliated investments	7,856
Futures contracts	(4,216,221)
Translation of assets and liabilities denominated in foreign currencies	(13,618)

Net change in unrealized appreciation (depreciation)	22,575,023

Net realized and change in unrealized gain (loss)	20,436,535

Net increase (decrease) in net assets resulting from operations	$21,549,314

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan International Moderate Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$1,112,779	$6,359,417
Net realized gain (loss)	(2,138,488)	(13,745,923)
Net change in unrealized appreciation (depreciation)	22,575,023	(95,564,822)

Net increase (decrease) in net assets resulting from operations	21,549,314	(102,951,328)

Dividends and/or distributions to shareholders:
Initial Class	—	(2,064,422)
Service Class	—	(61,768,096)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(63,832,518)

Capital share transactions:
Proceeds from shares sold:
Initial Class	408,420	782,657
Service Class	871,903	1,772,240

	1,280,323	2,554,897

Dividends and/or distributions reinvested:
Initial Class	—	2,064,422
Service Class	—	61,768,096

	—	63,832,518

Cost of shares redeemed:
Initial Class	(793,563)	(1,435,235)
Service Class	(31,981,808)	(69,018,691)

	(32,775,371)	(70,453,926)

Net increase (decrease) in net assets resulting from capital share transactions	(31,495,048)	(4,066,511)

Net increase (decrease) in net assets	(9,945,734)	(170,850,357)

Net assets:
Beginning of period/year	437,465,066	608,315,423

End of period/year	$427,519,332	$437,465,066

Capital share transactions - shares:
Shares issued:
Initial Class	45,760	78,893
Service Class	99,169	185,861

	144,929	264,754

Shares reinvested:
Initial Class	—	242,873
Service Class	—	7,344,601

	—	7,587,474

Shares redeemed:
Initial Class	(89,516)	(145,843)
Service Class	(3,644,900)	(7,058,315)

	(3,734,416)	(7,204,158)

Net increase (decrease) in shares outstanding:
Initial Class	(43,756)	175,923
Service Class	(3,545,731)	472,147

	(3,589,487)	648,070

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan International Moderate Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020		December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$8.53		$12.01	$11.16	$9.98		$9.48	$11.11

Investment operations:
Net investment income (loss) (A)	0.03		0.15	0.47	0.16		0.24	0.22
Net realized and unrealized gain (loss)	0.41		(2.23)	0.56	1.29		1.34	(1.48)

Total investment operations	0.44		(2.08)	1.03	1.45		1.58	(1.26)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.53)	(0.18)	(0.27)		(0.24)	(0.26)
Net realized gains	—		(0.87)	—	(0.00	)(B)	(0.84)	(0.11)

Total dividends and/or distributions to shareholders	—		(1.40)	(0.18)	(0.27)		(1.08)	(0.37)

Net asset value, end of period/year	$8.97		$8.53	$12.01	$11.16		$9.98	$9.48

Total return	5.16	%(C)	(17.28)%	9.25%	14.90%		17.77%	(11.58)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$14,792		$14,445	$18,219	$16,919		$15,762	$14,506
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.17	%(E)	0.16%	0.16%	0.16%		0.16%	0.16%
Including waiver and/or reimbursement and recapture	0.17	%(E)	0.16%	0.16%	0.16%		0.16%	0.16	%(F)
Net investment income (loss) to average net assets	0.75	%(E)	1.58%	3.99%	1.69%		2.43%	2.03%
Portfolio turnover rate	23	%(C)	11%	19%	19%		17%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020		December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$8.43		$11.88	$11.05	$9.88		$9.38	$11.01

Investment operations:
Net investment income (loss) (A)	0.02		0.13	0.42	0.13		0.21	0.19
Net realized and unrealized gain (loss)	0.41		(2.21)	0.56	1.28		1.34	(1.48)

Total investment operations	0.43		(2.08)	0.98	1.41		1.55	(1.29)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.50)	(0.15)	(0.24)		(0.21)	(0.23)
Net realized gains	—		(0.87)	—	(0.00	)(B)	(0.84)	(0.11)

Total dividends and/or distributions to shareholders	—		(1.37)	(0.15)	(0.24)		(1.05)	(0.34)

Net asset value, end of period/year	$8.86		$8.43	$11.88	$11.05		$9.88	$9.38

Total return	4.98	%(C)	(17.42)%	9.01%	14.54%		17.61%	(11.91)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$412,727		$423,020	$590,096	$624,241		$624,312	$603,193
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.42	%(E)	0.41%	0.41%	0.41%		0.41%	0.41%
Including waiver and/or reimbursement and recapture	0.42	%(E)	0.41%	0.41%	0.41%		0.41%	0.41	%(F)
Net investment income (loss) to average net assets	0.50	%(E)	1.29%	3.60%	1.42%		2.15%	1.77%
Portfolio turnover rate	23	%(C)	11%	19%	19%		17%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan International Moderate Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2023 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2023, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2023.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$148,660	$298,825	$1,460,438	$—	$—	$1,907,923
Total	$148,660	$298,825	$1,460,438	$—	$—	$1,907,923

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(1,172,223)	$—	$(687,340)	$—	$—	$(1,859,563)
Total	$(1,172,223)	$—	$(687,340)	$—	$—	$(1,859,563)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2023.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(1,306,146)	$(805,921)	$(2,528,655)	$—	$—	$(4,640,722)
Total	$(1,306,146)	$(805,921)	$(2,528,655)	$—	$—	$(4,640,722)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(1,461,827)	$263,738	$(3,018,132)	$—	$—	$(4,216,221)
Total	$(1,461,827)	$263,738	$(3,018,132)	$—	$—	$(4,216,221)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2023.

Futures contracts:
Average notional value of contracts – long	$168,984,172
Average notional value of contracts – short	(137,762,289)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK FACTORS (continued)

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Asset allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking and select a mix of underlying portfolios may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying portfolio or other issuer is incorrect. The available underlying portfolios selected by the sub-adviser may underperform the market or similar portfolios.

Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.

Risk management framework risk: The Portfolio is subject to a multi-factor risk management framework that is intended to reduce equity exposure under certain market conditions. This framework may impose a maximum equity exposure limit for the Portfolio in response to individual asset class momentum signals and a portfolio level volatility signal. The framework is intended to improve the Portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the Portfolio not achieving its stated asset mix goal or may cause the Portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may result in periods of underperformance, may fail to protect against market declines, may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in rising markets, may increase transaction costs at the Portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the Portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the Portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $10 billion	0.1225%
Over $10 billion	0.1025

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2023
Initial Class	0.21%	May 1, 2024
Service Class	0.46	May 1, 2024
Prior to May 1, 2023
Initial Class	0.25
Service Class	0.50

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 86,694,732	$ 10,063,640	$ 89,216,515	$ 12,392,609

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan International Moderate Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 418,110,453	$ 24,855,336	$ (17,473,063)	$ 7,382,273

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan International Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan International Moderate Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan International Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and its primary benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on July 1, 2016 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan International Moderate Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Mid Cap Value VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,036.90	$4.49	$1,020.40	$4.46	0.89%
Service Class	1,000.00	1,035.80	5.75	1,019.10	5.71	1.14

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	95.9%
Repurchase Agreement	3.7
Net Other Assets (Liabilities)	0.4
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Banks - 7.8%
Citizens Financial Group, Inc.	116,547	$3,039,546
Fifth Third Bancorp	151,563	3,972,466
First Citizens BancShares, Inc., Class A	2,889	3,707,887
Huntington Bancshares, Inc.	420,232	4,530,101
M&T Bank Corp.	45,840	5,673,158
Northern Trust Corp.	31,613	2,343,788
Regions Financial Corp.	284,730	5,073,889

		28,340,835

Beverages - 1.5%
Constellation Brands, Inc., Class A	11,833	2,912,456
Keurig Dr. Pepper, Inc.	83,152	2,600,163

		5,512,619

Building Products - 2.2%
Carlisle Cos., Inc.	13,477	3,457,255
Fortune Brands Innovations, Inc.	64,499	4,640,703

		8,097,958

Capital Markets - 5.3%
Ameriprise Financial, Inc.	22,119	7,347,047
Raymond James Financial, Inc.	46,585	4,834,125
State Street Corp.	59,309	4,340,233
T. Rowe Price Group, Inc.	23,786	2,664,508

		19,185,913

Chemicals - 1.6%
Celanese Corp.	14,849	1,719,514
RPM International, Inc.	44,190	3,965,169

		5,684,683

Communications Equipment - 0.8%
Motorola Solutions, Inc.	9,985	2,928,401

Construction Materials - 1.6%
Martin Marietta Materials, Inc.	12,572	5,804,367

Consumer Finance - 0.9%
Discover Financial Services	27,994	3,271,099

Consumer Staples Distribution & Retail - 1.8%
Kroger Co.	56,367	2,649,249
US Foods Holding Corp. (A)	85,814	3,775,816

		6,425,065

Containers & Packaging - 2.6%
Ball Corp.	38,417	2,236,253
Packaging Corp. of America	27,261	3,602,814
Silgan Holdings, Inc.	77,018	3,611,374

		9,450,441

Distributors - 2.2%
Genuine Parts Co.	17,345	2,935,294
LKQ Corp.	89,430	5,211,086

		8,146,380

Diversified REITs - 0.6%
WP Carey, Inc.	34,846	2,354,196

Electric Utilities - 3.3%
Edison International	41,847	2,906,274
PG&E Corp. (A)	153,591	2,654,052
Xcel Energy, Inc.	102,715	6,385,792

		11,946,118

Electrical Equipment - 3.9%
Acuity Brands, Inc.	19,323	3,151,195
AMETEK, Inc.	32,161	5,206,223

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (continued)
Hubbell, Inc.	17,784	$ 5,896,463

		14,253,881

Electronic Equipment, Instruments & Components - 4.7%
Amphenol Corp., Class A	52,337	4,446,028
CDW Corp.	26,323	4,830,271
Jabil, Inc.	31,600	3,410,588
Teledyne Technologies, Inc. (A)	8,467	3,480,868
Zebra Technologies Corp., Class A (A)	3,202	947,248

		17,115,003

Entertainment - 0.7%
Take-Two Interactive Software, Inc. (A)	17,315	2,548,075

Financial Services - 2.4%
FleetCor Technologies, Inc. (A)	12,684	3,184,699
MGIC Investment Corp.	181,985	2,873,543
Voya Financial, Inc.	37,908	2,718,383

		8,776,625

Food Products - 0.6%
Post Holdings, Inc. (A)	26,735	2,316,588

Gas Utilities - 0.6%
National Fuel Gas Co.	46,066	2,365,950

Health Care Equipment & Supplies - 1.7%
Globus Medical, Inc., Class A (A)	32,041	1,907,721
Zimmer Biomet Holdings, Inc.	29,599	4,309,614

		6,217,335

Health Care Providers & Services - 5.5%
AmerisourceBergen Corp.	32,165	6,189,511
Henry Schein, Inc. (A)	68,792	5,579,031
Laboratory Corp. of America Holdings	14,007	3,380,309
Quest Diagnostics, Inc.	21,496	3,021,478
Universal Health Services, Inc., Class B	13,022	2,054,481

		20,224,810

Health Care REITs - 0.4%
Ventas, Inc.	32,557	1,538,969

Hotel & Resort REITs - 0.4%
Host Hotels & Resorts, Inc.	82,593	1,390,040

Hotels, Restaurants & Leisure - 1.6%
Darden Restaurants, Inc.	18,626	3,112,032
Expedia Group, Inc. (A)	25,922	2,835,608

		5,947,640

Household Durables - 1.1%
Mohawk Industries, Inc. (A)	23,088	2,381,758
Newell Brands, Inc.	176,698	1,537,273

		3,919,031

Household Products - 0.5%
Energizer Holdings, Inc.	57,353	1,925,914

Industrial REITs - 0.4%
Rexford Industrial Realty, Inc.	28,970	1,512,813

Insurance - 5.9%
Arch Capital Group Ltd. (A)	67,347	5,040,923
Globe Life, Inc.	21,290	2,333,810
Hartford Financial Services Group, Inc.	56,554	4,073,019
Loews Corp.	103,120	6,123,266
RenaissanceRe Holdings Ltd.	6,428	1,198,950
W.R. Berkley Corp.	48,118	2,865,908

		21,635,876

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 1.1%
IAC, Inc. (A)	62,416	$ 3,919,725

IT Services - 0.9%
GoDaddy, Inc., Class A (A)	42,956	3,227,284

Machinery - 8.3%
Dover Corp.	25,430	3,754,739
IDEX Corp.	15,520	3,340,835
ITT, Inc.	48,094	4,482,842
Lincoln Electric Holdings, Inc.	25,204	5,006,270
Middleby Corp. (A)	29,587	4,373,846
Snap-on, Inc.	20,488	5,904,437
Timken Co.	38,818	3,553,012

		30,415,981

Media - 1.0%
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	113,098	3,701,698

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	34,473	1,378,920

Multi-Utilities - 3.5%
CMS Energy Corp.	97,542	5,730,592
Sempra Energy	8,813	1,283,085
WEC Energy Group, Inc.	64,582	5,698,716

		12,712,393

Office REITs - 0.6%
Boston Properties, Inc.	35,028	2,017,262

Oil, Gas & Consumable Fuels - 2.6%
Coterra Energy, Inc.	104,259	2,637,753
Diamondback Energy, Inc.	15,716	2,064,454
Williams Cos., Inc.	152,523	4,976,825

		9,679,032

Passenger Airlines - 0.5%
Southwest Airlines Co.	48,611	1,760,204

Pharmaceuticals - 0.8%
Jazz Pharmaceuticals PLC (A)	23,682	2,935,858

Real Estate Management & Development - 0.9%
CBRE Group, Inc., Class A (A)	41,541	3,352,774

Residential REITs - 3.1%
American Homes 4 Rent, Class A	91,847	3,255,976
AvalonBay Communities, Inc.	16,102	3,047,625
Essex Property Trust, Inc.	7,167	1,679,228
Mid-America Apartment Communities, Inc.	12,450	1,890,657
Sun Communities, Inc.	11,447	1,493,376

		11,366,862

	Shares	Value
COMMON STOCKS (continued)
Retail REITs - 2.3%
Brixmor Property Group, Inc.	102,419	$ 2,253,218
Federal Realty Investment Trust	16,394	1,586,447
Kimco Realty Corp.	133,440	2,631,437
Regency Centers Corp.	31,597	1,951,747

		8,422,849

Semiconductors & Semiconductor Equipment - 0.2%
Microchip Technology, Inc.	8,274	741,268

Specialized REITs - 1.9%
Rayonier, Inc.	103,856	3,261,078
Weyerhaeuser Co.	111,162	3,725,039

		6,986,117

Specialty Retail - 2.3%
AutoZone, Inc. (A)	1,557	3,882,162
Bath & Body Works, Inc.	63,903	2,396,362
Best Buy Co., Inc.	25,570	2,095,461

		8,373,985

Textiles, Apparel & Luxury Goods - 2.9%
Carter’s, Inc.	40,397	2,932,822
Ralph Lauren Corp.	30,570	3,769,281
Tapestry, Inc.	92,373	3,953,565

		10,655,668

Total Common Stocks (Cost $311,433,409)		350,484,505

	Principal	Value
REPURCHASE AGREEMENT - 3.7%
Fixed Income Clearing Corp., 2.30% (B), dated 06/30/2023, to be repurchased at $13,443,892 on 07/03/2023. Collateralized by a U.S. Government Obligation, 4.63%, due 03/15/2026, and with a value of $13,710,230.	$13,441,316	13,441,316

Total Repurchase Agreement (Cost $13,441,316)		13,441,316

Total Investments (Cost $324,874,725)		363,925,821
Net Other Assets (Liabilities) - 0.4%		1,577,302

Net Assets - 100.0%		$365,503,123

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$350,484,505	$—	$—	$350,484,505
Repurchase Agreement	—	13,441,316	—	13,441,316

Total Investments	$350,484,505	$13,441,316	$—	$363,925,821

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at June 30, 2023.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Rest Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Mid Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Investments, at value (cost $311,433,409)	$350,484,505
Repurchase agreement, at value (cost $13,441,316)	13,441,316
Receivables and other assets:
Investments sold	1,185,367
Shares of beneficial interest sold	11,407
Dividends	744,231
Interest	859
Prepaid expenses	2,606

Total assets	365,870,291

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	21,619
Investment management fees	245,577
Distribution and service fees	47,346
Transfer agent costs	933
Trustee and CCO fees	2,099
Audit and tax fees	12,326
Custody fees	12,766
Legal fees	8,263
Printing and shareholder reports fees	4,104
Other accrued expenses	12,135

Total liabilities	367,168

Net assets	$365,503,123

Net assets consist of:
Capital stock ($0.01 par value)	$245,450
Additional paid-in capital	257,899,525
Total distributable earnings (accumulated losses)	107,358,148

Net assets	$365,503,123

Net assets by class:
Initial Class	$127,952,199
Service Class	237,550,924

Shares outstanding:
Initial Class	8,439,633
Service Class	16,105,401

Net asset value and offering price per share:
Initial Class	$15.16
Service Class	14.75

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income	$3,640,781
Interest income	107,142
Net income from securities lending	1,395

Total investment income	3,749,318

Expenses:
Investment management fees	1,601,174
Distribution and service fees:
Service Class	294,747
Transfer agent costs	2,757
Trustee and CCO fees	8,972
Audit and tax fees	13,306
Custody fees	15,805
Legal fees	14,930
Printing and shareholder reports fees	18,508
Other	19,158

Total expenses	1,989,357

Net investment income (loss)	1,759,961

Net realized gain (loss) on:
Investments	30,156,340

Net change in unrealized appreciation (depreciation) on:
Investments	(11,150,789)

Net realized and change in unrealized gain (loss)	19,005,551

Net increase (decrease) in net assets resulting from operations	$20,765,512

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Mid Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$1,759,961	$4,640,372
Net realized gain (loss)	30,156,340	33,160,763
Net change in unrealized appreciation (depreciation)	(11,150,789)	(83,990,222)

Net increase (decrease) in net assets resulting from operations	20,765,512	(46,189,087)

Dividends and/or distributions to shareholders:
Initial Class	—	(46,076,031)
Service Class	—	(50,321,450)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(96,397,481)

Capital share transactions:
Proceeds from shares sold:
Initial Class	15,958,736	5,240,514
Service Class	4,155,854	16,125,066

	20,114,590	21,365,580

Dividends and/or distributions reinvested:
Initial Class	—	46,076,031
Service Class	—	50,321,450

	—	96,397,481

Cost of shares redeemed:
Initial Class	(136,183,082)	(11,992,926)
Service Class	(17,577,923)	(46,145,581)

	(153,761,005)	(58,138,507)

Net increase (decrease) in net assets resulting from capital share transactions	(133,646,415)	59,624,554

Net increase (decrease) in net assets	(112,880,903)	(82,962,014)

Net assets:
Beginning of period/year	478,384,026	561,346,040

End of period/year	$365,503,123	$478,384,026

Capital share transactions - shares:
Shares issued:
Initial Class	1,139,827	342,204
Service Class	291,181	903,030

	1,431,008	1,245,234

Shares reinvested:
Initial Class	—	3,071,735
Service Class	—	3,441,960

	—	6,513,695

Shares redeemed:
Initial Class	(8,828,398)	(637,682)
Service Class	(1,227,641)	(2,721,570)

	(10,056,039)	(3,359,252)

Net increase (decrease) in shares outstanding:
Initial Class	(7,688,571)	2,776,257
Service Class	(936,460)	1,623,420

	(8,625,031)	4,399,677

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Mid Cap Value VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$14.62		$19.74	$15.64	$16.28	$14.44	$16.88

Investment operations:
Net investment income (loss) (A)	0.07		0.18	0.13	0.16	0.19	0.23
Net realized and unrealized gain (loss)	0.47		(1.72)	4.41	(0.08)	3.42	(2.14)

Total investment operations	0.54		(1.54)	4.54	0.08	3.61	(1.91)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.15)	(0.14)	(0.18)	(0.24)	(0.15)
Net realized gains	—		(3.43)	(0.30)	(0.54)	(1.53)	(0.38)

Total dividends and/or distributions to shareholders	—		(3.58)	(0.44)	(0.72)	(1.77)	(0.53)

Net asset value, end of period/year	$15.16		$14.62	$19.74	$15.64	$16.28	$14.44

Total return	3.69	%(B)	(8.23)%	29.19%	1.35%	26.21%	(11.81)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$127,952		$235,756	$263,545	$199,873	$230,002	$187,476
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.89	%(C)	0.87%	0.87%	0.88%	0.87%	0.87%
Including waiver and/or reimbursement and recapture	0.89	%(C)	0.87%	0.87%	0.88%	0.87%	0.87	%(D)
Net investment income (loss) to average net assets	0.93	%(C)	1.05%	0.68%	1.14%	1.15%	1.35%
Portfolio turnover rate	11	%(B)	15%	45%	22%	14%	16%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$14.24		$19.31	$15.32	$15.97	$14.18	$16.60

Investment operations:
Net investment income (loss) (A)	0.07		0.13	0.08	0.12	0.14	0.18
Net realized and unrealized gain (loss)	0.44		(1.67)	4.32	(0.09)	3.37	(2.11)

Total investment operations	0.51		(1.54)	4.40	0.03	3.51	(1.93)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.10)	(0.11)	(0.14)	(0.19)	(0.11)
Net realized gains	—		(3.43)	(0.30)	(0.54)	(1.53)	(0.38)

Total dividends and/or distributions to shareholders	—		(3.53)	(0.41)	(0.68)	(1.72)	(0.49)

Net asset value, end of period/year	$14.75		$14.24	$19.31	$15.32	$15.97	$14.18

Total return	3.58	%(B)	(8.43)%	28.84%	1.03%	25.99%	(12.09)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$237,551		$242,628	$297,801	$251,374	$258,115	$202,973
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.14	%(C)	1.12%	1.12%	1.13%	1.12%	1.12%
Including waiver and/or reimbursement and recapture	1.14	%(C)	1.12%	1.12%	1.13%	1.12%	1.12	%(D)
Net investment income (loss) to average net assets	0.92	%(C)	0.81%	0.43%	0.88%	0.90%	1.09%
Portfolio turnover rate	11	%(B)	15%	45%	22%	14%	16%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Mid Cap Value VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2023, commissions recaptured are $4,113.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2023, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK FACTORS (continued)

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Medium capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the Portfolio managers believe appropriate and may offer greater potential for losses.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $100 million	0.88%
Over $100 million up to $550 million	0.83
Over $550 million up to $750 million	0.79
Over $750 million up to $1 billion	0.77
Over $1 billion	0.76

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.93%	May 1, 2024
Service Class	1.17	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 40,807,708	$ —	$ 172,646,337	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 324,874,725	$ 55,661,486	$ (16,610,390)	$ 39,051,096

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

10. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Mid Cap Value VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 1- and 3-year periods and below its benchmark for the past 5- and 10-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,036.50	$3.84	$1,021.00	$3.81	0.76%
Service Class	1,000.00	1,034.90	5.10	1,019.80	5.06	1.01

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	27.0%
U.S. Government Obligations	24.5
U.S. Government Agency Obligations	22.6
Corporate Debt Securities	20.9
Repurchase Agreement	4.3
Asset-Backed Securities	0.6
Foreign Government Obligations	0.2
Other Investment Company	0.2
Mortgage-Backed Securities	0.2
Short-Term U.S. Government Obligations	0.1
Investment Company	0.1
Net Other Assets (Liabilities) ^	(0.7)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 0.6%
Cayman Islands - 0.1%
LFT CRE Ltd. Series 2021-FL1, Class C, 1-Month LIBOR + 1.95%, 7.14% (A), 06/15/2039 (B)	$1,420,000	$1,355,634

United States - 0.5%
American Homes 4 Rent Trust Series 2015-SFR1, Class A, 3.47%, 04/17/2052 (B)	211,313	202,100
Camillo Trust Series 2016-SFR, 5.00%, 12/05/2023 (B)	794,727	772,077
Consumer Receivables Asset Investment Trust Series 2021-1, Class A1X, 3-Month Term SOFR + 3.75%, 8.74% (A), 12/15/2024 (B)	435,828	437,051
COOF Securitization Trust Ltd., Interest Only STRIPS Series 2014-1, Class A, 2.90% (A), 06/25/2040 (B)	53,301	3,894
CoreVest American Finance Ltd. Series 2019-3, Class A, 2.71%, 10/15/2052 (B)	538,932	507,858
Goodgreen Trust Series 2017, Class R1, 5.00%, 10/20/2051 (B) (C)	757	629
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
Series 2012-2, Class A,
0.82% (A), 08/25/2038 (B)	193,376	3,568
Series 2013-2, Class A,
1.71% (A), 03/25/2039 (B)	188,291	5,985
Series 2014-2, Class A,
2.89% (A), 04/25/2040 (B)	82,632	5,431
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A,
3.10%, 07/25/2026 (B)	1,512,414	1,346,007
Series 2021-FNT2, Class A,
3.23%, 05/25/2026 (B)	738,463	664,703
P4 SFR Holdco LLC Series 2019-STL, Class A, 7.25%, 10/11/2026	1,000,000	947,500
SART Series 2018-1, 4.75%, 06/15/2025	218,697	216,510

		5,113,313

Total Asset-Backed Securities (Cost $7,073,697)		6,468,947

CORPORATE DEBT SECURITIES - 20.9%
Australia - 0.2%
Commonwealth Bank of Australia 3.78%, 03/14/2032 (B)	375,000	313,998
National Australia Bank Ltd. 2.33%, 08/21/2030 (B)	415,000	323,238
Newcrest Finance Pty Ltd. 4.20%, 05/13/2050 (B)	300,000	245,619

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Australia (continued)
Santos Finance Ltd. 3.65%, 04/29/2031 (B)	$ 378,000	$ 313,678
Westpac Banking Corp.
Fixed until 11/15/2030, 2.67% (A), 11/15/2035	300,000	230,138
Fixed until 11/18/2031, 3.02% (A), 11/18/2036	329,000	252,265

		1,678,936

Bermuda - 0.0% (D)
Triton Container International Ltd. 1.15%, 06/07/2024 (B)	291,000	275,950

Canada - 0.7%
Air Canada Pass-Through Trust 3.75%, 06/15/2029 (B)	773,742	703,561
Barrick Gold Corp. 6.45%, 10/15/2035	74,000	78,184
Bell Telephone Co. of Canada or Bell Canada 5.10%, 05/11/2033	620,000	612,097
Canadian Pacific Railway Co.
2.05%, 03/05/2030	475,000	398,302
2.88%, 11/15/2029	95,000	83,861
3.10%, 12/02/2051	412,000	291,433
3.50%, 05/01/2050	215,000	163,970
Enbridge, Inc. 5.70%, 03/08/2033	863,000	874,153
Federation des Caisses Desjardins du Quebec 5.70%, 03/14/2028 (B)	330,000	329,494
Fortis, Inc. 3.06%, 10/04/2026	779,000	717,414
Kinross Gold Corp. 6.25%, 07/15/2033 (B)	1,165,000	1,151,724
Manulife Financial Corp. Fixed until 02/24/2027, 4.06% (A), 02/24/2032	245,000	228,017
Nutrien Ltd. 5.95%, 11/07/2025	166,000	166,962
Rogers Communications, Inc.
3.80%, 03/15/2032 (B)	622,000	543,541
4.55%, 03/15/2052 (B)	315,000	252,927
Royal Bank of Canada 6.00%, 11/01/2027	485,000	496,525
Suncor Energy, Inc. 7.88%, 06/15/2026	55,000	57,970

		7,150,135

Cayman Islands - 0.2%
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (B)	283,000	251,211
2.88%, 02/15/2025 (B)	420,000	390,528
3.95%, 07/01/2024 (B)	717,000	695,470
4.25%, 04/15/2026 (B)	420,000	391,140
4.38%, 05/01/2026 (B)	400,000	373,628
5.50%, 01/15/2026 (B)	180,000	174,276

		2,276,253

Colombia - 0.0% (D)
Ecopetrol SA 4.13%, 01/16/2025	99,000	95,096

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Denmark - 0.1%
Danske Bank AS
Fixed until 12/20/2024, 3.24% (A), 12/20/2025 (B)	$ 564,000	$ 535,352
Fixed until 04/01/2027, 4.30% (A), 04/01/2028 (B)	225,000	209,982
Fixed until 01/09/2025, 6.47% (A), 01/09/2026 (B)	440,000	438,897

		1,184,231

Finland - 0.0% (D)
Nordea Bank Abp Fixed until 09/13/2028, 4.63% (A), 09/13/2033 (B)	270,000	246,544

France - 0.6%
BNP Paribas SA
Fixed until 09/30/2027, 1.90% (A), 09/30/2028 (B)	750,000	638,597
5.34% (A), 06/12/2029 (B)	820,000	808,409
BPCE SA
Fixed until 10/06/2025, 1.65% (A), 10/06/2026 (B)	935,000	838,323
3.38%, 12/02/2026	270,000	249,853
5.15%, 07/21/2024 (B)	715,000	702,023
Fixed until 01/18/2026, 5.98% (A), 01/18/2027 (B)	250,000	247,552
Credit Agricole SA
5.51%, 07/05/2033 (B)	370,000	372,045
5.59%, 07/05/2026 (B) (E)	590,000	588,928
Electricite de France SA
5.70%, 05/23/2028 (B)	275,000	274,496
6.25%, 05/23/2033 (B)	350,000	355,669
Societe Generale SA
Fixed until 06/09/2026, 1.79% (A), 06/09/2027 (B)	700,000	611,705
Fixed until 01/19/2027, 2.80% (A), 01/19/2028 (B)	409,000	362,035
TotalEnergies Capital International SA 2.99%, 06/29/2041	519,000	394,204

		6,443,839

Germany - 0.2%
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (A), 11/24/2026	450,000	400,289
Fixed until 09/18/2023, 2.22% (A), 09/18/2024	870,000	858,970
Fixed until 11/16/2026, 2.31% (A), 11/16/2027	460,000	395,198

		1,654,457

Hong Kong - 0.0% (D)
AIA Group Ltd. 3.60%, 04/09/2029 (B)	265,000	245,183

Ireland - 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	584,000	521,714
3.00%, 10/29/2028	987,000	853,148

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Ireland (continued)
AIB Group PLC Fixed until 04/10/2024, 4.26% (A), 04/10/2025 (B)	$ 828,000	$ 808,963
Bank of Ireland Group PLC Fixed until 09/16/2025, 6.25% (A), 09/16/2026 (B)	330,000	327,400

		2,511,225

Italy - 0.2%
Eni SpA 4.25%, 05/09/2029 (B)	206,000	194,327
Intesa Sanpaolo SpA
Fixed until 06/01/2041, 4.95% (A), 06/01/2042 (B)	310,000	204,017
6.63%, 06/20/2033 (B)	1,230,000	1,225,052
7.00%, 11/21/2025 (B)	296,000	298,636
UniCredit SpA Fixed until 06/03/2026, 1.98% (A), 06/03/2027 (B)	480,000	422,612

		2,344,644

Japan - 0.4%
Mitsubishi UFJ Financial Group, Inc.
Fixed until 07/20/2026, 1.54% (A), 07/20/2027	760,000	670,508
Fixed until 10/13/2026, 1.64% (A), 10/13/2027	615,000	540,932
Mizuho Financial Group, Inc.
Fixed until 05/25/2025, 2.23% (A), 05/25/2026	882,000	817,689
5.75% (A), 07/06/2034	346,000	346,419
5.78% (A), 07/06/2029	493,000	494,053
Nomura Holdings, Inc. 1.85%, 07/16/2025	415,000	379,497
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/2030	905,000	751,881
5.00%, 11/26/2028	660,000	655,934

		4,656,913

Jersey, Channel Islands - 0.0% (D)
Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040 (B)	284,955	228,391

Luxembourg - 0.1%
Medtronic Global Holdings SCA
4.25%, 03/30/2028	525,000	512,207
4.50%, 03/30/2033	640,000	627,026

		1,139,233

Mexico - 0.1%
Coca-Cola Femsa SAB de CV 1.85%, 09/01/2032	200,000	156,530
Mexico City Airport Trust 5.50%, 07/31/2047 (B)	200,000	174,796
Petroleos Mexicanos 6.50%, 03/13/2027	301,000	267,789

		599,115

Multi-National - 0.2%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 5.75%, 04/01/2033 (B)	526,000	490,840

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Multi-National (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	$ 785,000	$ 639,530
2.65%, 02/15/2032	511,000	412,950
5.00%, 01/15/2033	489,000	469,292

		2,012,612

Netherlands - 0.2%
Braskem Netherlands Finance BV 7.25%, 02/13/2033 (B)	248,000	243,643
Cooperatieve Rabobank UA 3.75%, 07/21/2026	960,000	895,535
ENEL Finance International NV
1.88%, 07/12/2028 (B)	200,000	167,548
2.25%, 07/12/2031 (B)	200,000	156,614
5.00%, 06/15/2032 (B)	690,000	651,894
Shell International Finance BV 4.55%, 08/12/2043	17,000	15,684

		2,130,918

Norway - 0.2%
Aker BP ASA
3.10%, 07/15/2031 (B)	383,000	316,787
5.60%, 06/13/2028 (B)	295,000	292,488
6.00%, 06/13/2033 (B)	690,000	689,325
DNB Bank ASA Fixed until 10/09/2025, 5.90% (A), 10/09/2026 (B)	830,000	821,857

		2,120,457

Panama - 0.0% (D)
Banco Nacional de Panama 2.50%, 08/11/2030 (B)	300,000	235,433

Saudi Arabia - 0.0% (D)
Saudi Arabian Oil Co. 1.63%, 11/24/2025 (B)	200,000	182,562

Singapore - 0.1%
BOC Aviation Ltd. 3.50%, 10/10/2024 (B)	200,000	193,443
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/2033	470,000	468,013
5.30%, 05/19/2053	220,000	228,637
5.34%, 05/19/2063	175,000	176,866

		1,066,959

Spain - 0.1%
Banco Santander SA Fixed until 09/14/2026, 1.72% (A), 09/14/2027	600,000	520,766
Telefonica Emisiones SA 4.67%, 03/06/2038	470,000	397,394

		918,160

Sweden - 0.1%
Svenska Handelsbanken AB 5.50%, 06/15/2028 (B)	480,000	470,198

Switzerland - 0.2%
Credit Suisse AG 7.50%, 02/15/2028	250,000	265,464

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Switzerland (continued)
UBS Group AG
Fixed until 06/05/2025, 2.19% (A), 06/05/2026 (B)	$ 250,000	$ 229,183
Fixed until 09/11/2024, 2.59% (A), 09/11/2025 (B)	690,000	657,623
3.75%, 03/26/2025	350,000	334,895
Fixed until 08/11/2027, 6.44% (A), 08/11/2028 (B)	605,000	607,072
Fixed until 11/15/2032, 9.02% (A), 11/15/2033 (B)	390,000	467,835

		2,562,072

United Kingdom - 1.2%
Anglo American Capital PLC
4.00%, 09/11/2027 (B)	250,000	234,928
5.50%, 05/02/2033 (B)	410,000	400,392
AstraZeneca PLC 6.45%, 09/15/2037	102,000	116,835
Barclays PLC
Fixed until 05/07/2024, 3.93% (A), 05/07/2025	680,000	664,494
Fixed until 05/09/2026, 5.83% (A), 05/09/2027	643,000	634,156
Fixed until 11/02/2032, 7.44% (A), 11/02/2033	250,000	270,360
BAT International Finance PLC 4.45%, 03/16/2028	626,000	590,674
HSBC Holdings PLC
Fixed until 08/17/2028, 2.21% (A), 08/17/2029	830,000	694,112
Fixed until 11/22/2026, 2.25% (A), 11/22/2027	590,000	523,284
Fixed until 03/10/2025, 3.00% (A), 03/10/2026	610,000	578,220
Fixed until 03/09/2028, 6.16% (A), 03/09/2029	355,000	357,876
Fixed until 03/09/2033, 6.25% (A), 03/09/2034	685,000	701,374
Fixed until 06/20/2033, 6.55% (A), 06/20/2034	200,000	199,148
Fixed until 11/03/2027, 7.39% (A), 11/03/2028	485,000	511,700
Imperial Brands Finance PLC
3.13%, 07/26/2024 (B)	404,000	390,293
3.50%, 07/26/2026 (B)	612,000	566,858
Nationwide Building Society 3.90%, 07/21/2025 (B)	630,000	603,827
NatWest Group PLC
Fixed until 09/13/2028, 5.81% (A), 09/13/2029	415,000	408,774
Fixed until 11/10/2025, 7.47% (A), 11/10/2026	950,000	971,450
Santander UK Group Holdings PLC
Fixed until 03/15/2024, 1.09% (A), 03/15/2025	990,000	948,414
Fixed until 11/21/2025, 6.83% (A), 11/21/2026	885,000	886,573

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
Standard Chartered PLC
Fixed until 01/30/2025, 2.82% (A), 01/30/2026 (B)	$ 985,000	$ 928,546
6.19% (A), 07/06/2027 (B)	280,000	280,045

		12,462,333

United States - 15.5%
7-Eleven, Inc.
2.50%, 02/10/2041 (B)	235,000	156,935
2.80%, 02/10/2051 (B)	279,000	176,607
AbbVie, Inc.
4.05%, 11/21/2039	1,380,000	1,198,939
4.25%, 11/21/2049	94,000	80,903
4.40%, 11/06/2042	194,000	173,437
4.50%, 05/14/2035	169,000	160,491
Activision Blizzard, Inc. 2.50%, 09/15/2050	487,000	312,058
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	159,000	150,651
4.39%, 06/01/2052	170,000	154,439
AEP Texas, Inc. 5.40%, 06/01/2033	320,000	318,221
AEP Transmission Co. LLC 2.75%, 08/15/2051	156,000	100,384
AES Corp.
3.30%, 07/15/2025 (B)	207,000	195,481
5.45%, 06/01/2028	1,480,000	1,452,301
Aetna, Inc.
3.88%, 08/15/2047	438,000	340,011
4.13%, 11/15/2042	281,000	230,357
Air Lease Corp.
0.80%, 08/18/2024	590,000	555,662
2.88%, 01/15/2026	354,000	327,382
3.13%, 12/01/2030	100,000	83,279
Albemarle Corp. 4.65%, 06/01/2027	53,000	51,579
Alexander Funding Trust 1.84%, 11/15/2023 (B)	1,547,000	1,513,062
Alexandria Real Estate Equities, Inc. 5.15%, 04/15/2053	95,000	85,019
Alliant Energy Finance LLC 1.40%, 03/15/2026 (B)	82,000	72,525
Altria Group, Inc.
2.45%, 02/04/2032	42,000	32,735
3.40%, 02/04/2041	568,000	395,823
3.88%, 09/16/2046	55,000	38,470
Amazon.com, Inc.
2.50%, 06/03/2050	152,000	101,034
2.70%, 06/03/2060	156,000	100,041
3.10%, 05/12/2051	215,000	160,307
3.88%, 08/22/2037	712,000	649,768
3.95%, 04/13/2052	150,000	130,551
American Airlines Pass-Through Trust
3.95%, 01/11/2032	48,705	42,380
4.10%, 07/15/2029	98,066	87,001
American Express Co. 5.04% (A), 05/01/2034	325,000	317,653

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
American Tower Corp.
2.75%, 01/15/2027	$ 553,000	$ 503,041
2.95%, 01/15/2051	146,000	91,923
American Water Capital Corp.
4.00%, 12/01/2046	60,000	48,314
4.15%, 06/01/2049	160,000	133,756
AmerisourceBergen Corp.
2.70%, 03/15/2031	1,027,000	872,846
2.80%, 05/15/2030	108,000	93,689
Amgen, Inc.
2.45%, 02/21/2030	263,000	225,423
2.80%, 08/15/2041	408,000	287,625
3.00%, 01/15/2052	218,000	145,117
4.20%, 03/01/2033 - 02/22/2052	386,000	330,975
5.25%, 03/02/2033	845,000	846,131
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036	965,000	938,169
Anheuser-Busch InBev Finance, Inc. 4.70%, 02/01/2036	208,000	202,217
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	177,000	162,514
4.38%, 04/15/2038	332,000	307,198
5.55%, 01/23/2049	175,000	184,193
Apple, Inc.
2.65%, 05/11/2050	125,000	86,993
2.70%, 08/05/2051	429,000	298,279
2.80%, 02/08/2061	64,000	43,048
2.95%, 09/11/2049	467,000	346,174
3.95%, 08/08/2052	145,000	127,593
Arizona Public Service Co. 5.05%, 09/01/2041	21,000	19,075
Astrazeneca Finance LLC 4.88%, 03/03/2028 - 03/03/2033	720,000	722,235
AT&T, Inc.
2.55%, 12/01/2033	1,095,000	860,148
3.55%, 09/15/2055	620,000	433,447
3.65%, 09/15/2059	416,000	289,460
3.80%, 12/01/2057	190,000	137,308
5.40%, 02/15/2034	360,000	360,384
Bank of America Corp.
Fixed until 07/23/2030, 1.90% (A), 07/23/2031	270,000	214,934
Fixed until 10/24/2030, 1.92% (A), 10/24/2031	270,000	213,592
Fixed until 10/22/2024, 2.46% (A), 10/22/2025	970,000	925,956
Fixed until 03/11/2031, 2.65% (A), 03/11/2032	171,000	141,576
Fixed until 06/19/2040, 2.68% (A), 06/19/2041	84,000	58,848
Fixed until 10/22/2029, 2.88% (A), 10/22/2030	1,379,000	1,186,538
Fixed until 10/01/2024, 3.09% (A), 10/01/2025	136,000	130,807
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	1,344,000	1,232,171

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bank of America Corp. (continued)
Fixed until 07/21/2027, 3.59% (A), 07/21/2028	$ 207,000	$ 192,372
Fixed until 04/24/2027, 3.71% (A), 04/24/2028	728,000	682,145
Fixed until 01/20/2027, 3.82% (A), 01/20/2028	1,851,000	1,750,095
Fixed until 02/07/2029, 3.97% (A), 02/07/2030	725,000	671,023
Fixed until 04/27/2027, 4.38% (A), 04/27/2028	230,000	220,715
Fixed until 04/25/2028, 5.20% (A), 04/25/2029	885,000	875,078
5.29% (A), 04/25/2034	350,000	346,557
Bank of New York Mellon Corp. Fixed until 04/26/2026, 4.95% (A), 04/26/2027	365,000	360,390
BAT Capital Corp.
2.26%, 03/25/2028	645,000	552,138
3.56%, 08/15/2027	444,000	407,676
4.39%, 08/15/2037	504,000	402,372
4.54%, 08/15/2047	230,000	169,066
Baxter International, Inc. 3.13%, 12/01/2051	145,000	95,532
Berkshire Hathaway Energy Co. 4.60%, 05/01/2053	78,000	66,738
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	206,000	143,147
3.85%, 03/15/2052	463,000	382,196
Bimbo Bakeries USA, Inc. 4.00%, 05/17/2051 (B)	200,000	160,319
Boeing Co.
2.20%, 02/04/2026	386,000	354,174
3.25%, 02/01/2035	76,000	61,299
3.60%, 05/01/2034	241,000	205,058
3.63%, 02/01/2031	224,000	201,671
3.95%, 08/01/2059	591,000	434,943
5.81%, 05/01/2050	314,000	311,669
Boston Gas Co. 4.49%, 02/15/2042 (B)	13,000	10,825
BP Capital Markets America, Inc.
2.72%, 01/12/2032	600,000	509,235
2.94%, 06/04/2051	227,000	154,624
3.00%, 02/24/2050	137,000	94,642
4.81%, 02/13/2033	665,000	654,983
Bristol-Myers Squibb Co.
2.35%, 11/13/2040	73,000	51,206
2.55%, 11/13/2050	14,000	9,091
Broadcom, Inc.
3.14%, 11/15/2035 (B)	745,000	571,482
3.42%, 04/15/2033 (B)	179,000	149,246
3.47%, 04/15/2034 (B)	470,000	385,341
Burlington Northern Santa Fe LLC
3.90%, 08/01/2046	261,000	215,229
4.15%, 04/01/2045	67,000	58,174
4.38%, 09/01/2042	67,000	60,451
5.20%, 04/15/2054	310,000	315,721

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Capital One Financial Corp.
Fixed until 03/01/2029, 3.27% (A), 03/01/2030	$ 143,000	$ 121,369
Fixed until 02/01/2033, 5.82% (A), 02/01/2034	285,000	271,774
Fixed until 06/08/2033, 6.38% (A), 06/08/2034	180,000	178,648
CenterPoint Energy, Inc. 2.95%, 03/01/2030	144,000	125,290
CF Industries, Inc.
4.95%, 06/01/2043	251,000	216,935
5.15%, 03/15/2034	560,000	535,557
Charter Communications Operating LLC/ Charter Communications Operating Capital
2.25%, 01/15/2029	107,000	88,639
2.80%, 04/01/2031	335,000	269,440
3.50%, 06/01/2041 - 03/01/2042	984,000	663,252
3.70%, 04/01/2051	915,000	577,368
3.90%, 06/01/2052	139,000	90,931
6.38%, 10/23/2035	84,000	81,820
Cheniere Energy Partners LP 3.25%, 01/31/2032	1,120,000	921,339
Cigna Group
3.20%, 03/15/2040	250,000	191,559
5.40%, 03/15/2033	250,000	254,376
Citigroup, Inc.
Fixed until 06/09/2026, 1.46% (A), 06/09/2027	814,000	722,761
Fixed until 06/03/2030, 2.57% (A), 06/03/2031	31,000	25,849
Fixed until 11/05/2029, 2.98% (A), 11/05/2030	650,000	563,062
Fixed until 10/27/2027, 3.52% (A), 10/27/2028	1,550,000	1,439,182
Fixed until 07/24/2027, 3.67% (A), 07/24/2028	860,000	803,786
Fixed until 01/10/2027, 3.89% (A), 01/10/2028	760,000	720,043
Fixed until 04/23/2028, 4.08% (A), 04/23/2029	300,000	282,293
4.60%, 03/09/2026	470,000	454,856
5.30%, 05/06/2044	19,000	17,537
Fixed until 09/29/2025, 5.61% (A), 09/29/2026	911,000	909,647
6.17% (A), 05/25/2034	235,000	236,718
Comcast Corp.
2.45%, 08/15/2052	352,000	214,974
2.89%, 11/01/2051	291,000	194,797
2.94%, 11/01/2056	718,000	466,818
3.20%, 07/15/2036	493,000	404,199
3.75%, 04/01/2040	209,000	175,811
4.80%, 05/15/2033	310,000	306,603
5.35%, 11/15/2027 - 05/15/2053	1,370,000	1,391,058
Commonwealth Edison Co.
3.65%, 06/15/2046	143,000	111,589
3.70%, 03/01/2045	28,000	22,176
4.70%, 01/15/2044	110,000	100,495

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
ConocoPhillips Co.
4.03%, 03/15/2062	$ 201,000	$ 163,206
5.30%, 05/15/2053	240,000	243,469
Constellation Brands, Inc.
3.15%, 08/01/2029	341,000	307,299
4.90%, 05/01/2033	575,000	564,560
Constellation Energy Generation LLC
5.60%, 03/01/2028 - 06/15/2042	420,000	416,701
5.80%, 03/01/2033	320,000	327,424
Continental Resources, Inc. 2.27%, 11/15/2026 (B)	300,000	266,985
Corebridge Financial, Inc. 3.65%, 04/05/2027	300,000	280,081
Corporate Office Properties LP
2.00%, 01/15/2029	177,000	134,834
2.75%, 04/15/2031	375,000	284,770
Cox Communications, Inc. 4.80%, 02/01/2035 (B)	194,000	174,589
Crown Castle, Inc.
2.10%, 04/01/2031	310,000	247,696
2.90%, 04/01/2041	240,000	168,048
3.65%, 09/01/2027	655,000	612,098
4.80%, 09/01/2028	250,000	242,422
CSX Corp. 2.50%, 05/15/2051	435,000	275,734
CVS Health Corp.
2.70%, 08/21/2040	693,000	483,082
3.25%, 08/15/2029	177,000	158,887
4.78%, 03/25/2038	215,000	198,156
5.13%, 07/20/2045	200,000	184,748
5.25%, 01/30/2031	105,000	104,550
5.30%, 06/01/2033	315,000	314,382
5.63%, 02/21/2053	123,000	122,018
5.88%, 06/01/2053	105,000	107,701
CVS Pass-Through Trust 6.20%, 10/10/2025 (B)	30,062	29,802
Danaher Corp. 2.80%, 12/10/2051	160,000	110,256
Devon Energy Corp.
4.50%, 01/15/2030	548,000	515,744
5.88%, 06/15/2028	128,000	127,558
Diamondback Energy, Inc.
3.50%, 12/01/2029	185,000	166,207
6.25%, 03/15/2033	905,000	935,853
Discovery Communications LLC
3.63%, 05/15/2030	68,000	59,660
3.95%, 03/20/2028	32,000	29,746
4.95%, 05/15/2042	23,000	18,129
Dollar General Corp. 5.45%, 07/05/2033	420,000	416,238
DTE Energy Co. 4.88%, 06/01/2028	640,000	625,798
Duke Energy Carolinas LLC 4.00%, 09/30/2042	182,000	150,620
Duke Energy Florida LLC
1.75%, 06/15/2030	218,000	177,261
3.40%, 10/01/2046	261,000	194,600

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Duke Energy Indiana LLC
2.75%, 04/01/2050	$ 215,000	$ 137,051
3.75%, 05/15/2046	190,000	147,103
5.40%, 04/01/2053	55,000	55,369
Duke Energy Ohio, Inc.
4.30%, 02/01/2049	28,000	23,390
5.25%, 04/01/2033	105,000	105,702
5.65%, 04/01/2053	38,000	38,896
Duke Energy Progress LLC
2.90%, 08/15/2051	274,000	182,691
5.25%, 03/15/2033	200,000	203,057
Duquesne Light Holdings, Inc. 3.62%, 08/01/2027 (B)	404,000	362,501
Edison International 4.95%, 04/15/2025	267,000	261,292
Electronic Arts, Inc.
1.85%, 02/15/2031	460,000	372,501
2.95%, 02/15/2051	155,000	104,670
Elevance Health, Inc.
2.88%, 09/15/2029	185,000	162,971
4.63%, 05/15/2042	83,000	74,475
6.10%, 10/15/2052	157,000	171,596
Eli Lilly & Co. 4.70%, 02/27/2033	87,000	87,997
4.95%, 02/27/2063	80,000	81,517
Emera US Finance LP
2.64%, 06/15/2031	320,000	255,324
4.75%, 06/15/2046	227,000	183,834
Energy Transfer LP
4.15%, 09/15/2029	228,000	209,759
4.20%, 04/15/2027	690,000	659,063
4.95%, 06/15/2028	550,000	533,336
5.25%, 04/15/2029	140,000	136,627
5.55%, 02/15/2028	181,000	180,496
5.75%, 02/15/2033	540,000	543,486
6.10%, 02/15/2042	67,000	63,233
Entergy Arkansas LLC 4.95%, 12/15/2044	73,000	66,981
Entergy Louisiana LLC
1.60%, 12/15/2030	207,000	161,548
2.90%, 03/15/2051	398,000	261,855
Entergy Mississippi LLC 3.50%, 06/01/2051	56,000	41,020
Entergy Texas, Inc.
1.50%, 09/01/2026	186,000	161,329
3.45%, 12/01/2027	42,000	38,480
5.00%, 09/15/2052	309,000	288,260
Enterprise Products Operating LLC
3.30%, 02/15/2053	228,000	162,443
4.25%, 02/15/2048	19,000	16,074
EQT Corp. 3.90%, 10/01/2027	148,000	136,847
Essex Portfolio LP 2.65%, 03/15/2032	310,000	249,207
Evergy Kansas Central, Inc. 5.70%, 03/15/2053	427,000	439,080

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Evergy Metro, Inc.
2.25%, 06/01/2030	$ 179,000	$ 148,829
4.95%, 04/15/2033	235,000	231,070
Eversource Energy 5.45%, 03/01/2028	455,000	457,015
Exelon Corp. 5.60%, 03/15/2053	175,000	176,099
Extra Space Storage LP 5.50%, 07/01/2030	516,000	511,651
Exxon Mobil Corp. 3.00%, 08/16/2039	364,000	287,978
FedEx Corp. 3.25%, 05/15/2041	169,000	125,952
Fells Point Funding Trust 3.05%, 01/31/2027 (B)	1,467,382	1,348,662
FirstEnergy Transmission LLC 4.55%, 04/01/2049 (B)	470,000	391,635
Flex Intermediate Holdco LLC 3.36%, 06/30/2031 (B)	379,000	301,195
Florida Power & Light Co.
4.05%, 06/01/2042	28,000	24,147
4.40%, 05/15/2028 (F)	300,000	293,845
4.63%, 05/15/2030	165,000	162,286
5.05%, 04/01/2028	293,000	295,162
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	145,000	136,275
4.38%, 08/01/2028	640,000	602,022
General Motors Co. 5.15%, 04/01/2038	118,000	104,962
General Motors Financial Co., Inc.
2.40%, 10/15/2028	368,000	311,469
2.70%, 08/20/2027	379,000	335,546
5.80%, 06/23/2028	320,000	318,682
Gilead Sciences, Inc.
2.60%, 10/01/2040	439,000	317,320
4.60%, 09/01/2035	407,000	391,661
Glencore Funding LLC
5.40%, 05/08/2028 (B)	460,000	455,335
5.70%, 05/08/2033 (B)	56,000	55,538
Global Payments, Inc.
2.90%, 05/15/2030	483,000	408,941
3.20%, 08/15/2029	193,000	167,961
5.95%, 08/15/2052	431,000	411,524
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (A), 03/09/2027	907,000	810,153
Fixed until 09/10/2026, 1.54% (A), 09/10/2027	1,173,000	1,029,974
Fixed until 10/21/2026, 1.95% (A), 10/21/2027	548,000	487,294
Fixed until 02/24/2027, 2.64% (A), 02/24/2028	1,234,000	1,118,743
Fixed until 03/15/2027, 3.62% (A), 03/15/2028	1,130,000	1,060,004
Fixed until 04/23/2028, 3.81% (A), 04/23/2029	615,000	570,483
Fixed until 10/31/2037, 4.02% (A), 10/31/2038	328,000	277,468

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Haleon US Capital LLC 3.38%, 03/24/2027	$ 350,000	$ 327,432
HCA, Inc.
2.38%, 07/15/2031	345,000	274,938
4.50%, 02/15/2027	649,000	625,897
4.63%, 03/15/2052 (B)	201,000	164,955
5.20%, 06/01/2028	150,000	148,656
5.50%, 06/01/2033 - 06/15/2047	343,000	331,094
5.63%, 09/01/2028	259,000	259,163
5.88%, 02/15/2026	110,000	110,049
Healthpeak OP LLC 5.25%, 12/15/2032	310,000	301,524
Hershey Co. 4.50%, 05/04/2033	320,000	317,635
Home Depot, Inc.
2.38%, 03/15/2051	544,000	336,373
2.75%, 09/15/2051	142,000	95,459
3.30%, 04/15/2040	134,000	108,647
4.95%, 09/15/2052 (F)	362,000	358,613
Intel Corp.
3.05%, 08/12/2051	107,000	71,601
3.25%, 11/15/2049	485,000	340,617
3.73%, 12/08/2047	93,000	72,180
5.63%, 02/10/2043	165,000	167,330
Intercontinental Exchange, Inc.
4.35%, 06/15/2029	468,000	456,052
4.95%, 06/15/2052	154,000	145,169
ITC Holdings Corp.
2.95%, 05/14/2030 (B)	1,312,000	1,127,384
5.40%, 06/01/2033 (B)	855,000	849,359
Jersey Central Power & Light Co. 4.30%, 01/15/2026 (B)	182,000	175,994
JetBlue Pass-Through Trust 8.00%, 11/15/2027	209,134	207,524
Kenvue, Inc.
4.90%, 03/22/2033 (B)	610,000	616,990
5.05%, 03/22/2028 - 03/22/2053 (B)	378,000	381,759
5.20%, 03/22/2063 (B)	45,000	45,938
KeyBank NA 3.90%, 04/13/2029	590,000	461,524
Kilroy Realty LP
3.45%, 12/15/2024	359,000	340,060
4.75%, 12/15/2028	520,000	457,501
Kinder Morgan, Inc.
3.25%, 08/01/2050	40,000	25,750
5.45%, 08/01/2052	195,000	177,806
KLA Corp. 4.95%, 07/15/2052	263,000	258,588
Kraft Heinz Foods Co.
4.63%, 10/01/2039	725,000	654,426
4.88%, 10/01/2049	168,000	153,114
5.50%, 06/01/2050	172,000	170,357
Kroger Co. 4.45%, 02/01/2047	97,000	84,039
Leidos, Inc.
2.30%, 02/15/2031	780,000	614,350
5.75%, 03/15/2033	260,000	257,880

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Lockheed Martin Corp.
4.75%, 02/15/2034	$ 465,000	$ 463,471
5.20%, 02/15/2055	150,000	154,555
5.25%, 01/15/2033	108,000	111,822
Louisville Gas & Electric Co. 4.65%, 11/15/2043	28,000	24,029
Lowe’s Cos., Inc.
2.80%, 09/15/2041	7,000	4,890
3.00%, 10/15/2050	220,000	143,857
3.65%, 04/05/2029	418,000	387,185
4.25%, 04/01/2052	575,000	468,565
Marriott International, Inc. 4.63%, 06/15/2030	703,000	672,880
Massachusetts Electric Co. 1.73%, 11/24/2030 (B)	399,000	304,913
MassMutual Global Funding II 4.50%, 04/10/2026 (B)	420,000	410,648
Mastercard, Inc. 4.85%, 03/09/2033	390,000	396,358
McDonald’s Corp. 3.70%, 02/15/2042	320,000	260,410
McKesson Corp. 5.10%, 07/15/2033	330,000	330,933
MDC Holdings, Inc.
2.50%, 01/15/2031	21,000	16,494
3.85%, 01/15/2030	162,000	142,101
Merck & Co., Inc.
2.15%, 12/10/2031	346,000	286,405
5.15%, 05/17/2063	125,000	127,482
Meta Platforms, Inc.
5.60%, 05/15/2053	260,000	266,898
5.75%, 05/15/2063	155,000	160,203
MetLife, Inc. 4.13%, 08/13/2042	82,000	68,767
Metropolitan Life Global Funding I
2.95%, 04/09/2030 (B)	230,000	198,542
4.40%, 06/30/2027 (B)	580,000	563,273
5.15%, 03/28/2033 (B)	545,000	538,765
Microsoft Corp.
2.92%, 03/17/2052	169,000	125,571
3.45%, 08/08/2036	151,000	137,637
3.70%, 08/08/2046	416,000	363,118
Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028 (B)	337,000	318,471
Mississippi Power Co. 3.95%, 03/30/2028	118,000	110,873
Monongahela Power Co. 3.55%, 05/15/2027 (B)	388,000	363,686
Morgan Stanley
Fixed until 07/20/2026, 1.51% (A), 07/20/2027	683,000	604,796
Fixed until 05/04/2026, 1.59% (A), 05/04/2027	1,117,000	999,780
Fixed until 02/13/2031, 1.79% (A), 02/13/2032	496,000	384,415
Fixed until 04/28/2031, 1.93% (A), 04/28/2032	245,000	191,183

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Morgan Stanley (continued)
Fixed until 07/21/2031, 2.24% (A), 07/21/2032	$ 75,000	$ 59,588
Fixed until 09/16/2031, 2.48% (A), 09/16/2036	758,000	574,943
Fixed until 10/20/2031, 2.51% (A), 10/20/2032	103,000	83,177
Fixed until 01/22/2030, 2.70% (A), 01/22/2031	581,000	494,014
Fixed until 01/25/2051, 2.80% (A), 01/25/2052	257,000	168,192
Fixed until 01/24/2028, 3.77% (A), 01/24/2029	250,000	233,316
Fixed until 04/20/2027, 4.21% (A), 04/20/2028	438,000	420,719
5.25% (A), 04/21/2034	220,000	217,170
Fixed until 01/19/2033, 5.95% (A), 01/19/2038	495,000	488,357
Fixed until 10/18/2027, 6.30% (A), 10/18/2028	505,000	518,771
Morgan Stanley Bank NA 4.75%, 04/21/2026	250,000	246,165
MPLX LP
5.50%, 02/15/2049	8,000	7,238
5.65%, 03/01/2053	85,000	79,311
Nasdaq, Inc.
5.35%, 06/28/2028	200,000	200,244
5.55%, 02/15/2034	555,000	556,961
6.10%, 06/28/2063	45,000	45,952
National Rural Utilities Cooperative Finance Corp. 1.35%, 03/15/2031	390,000	297,414
Nestle Holdings, Inc. 4.85%, 03/14/2033 (B)	545,000	555,978
Netflix, Inc.
4.88%, 06/15/2030 (B) (F)	352,000	346,401
5.38%, 11/15/2029 (B)	149,000	149,532
New York & Presbyterian Hospital 2.26%, 08/01/2040	316,000	212,152
New York Life Global Funding
1.20%, 08/07/2030 (B)	290,000	224,427
1.85%, 08/01/2031 (B)	274,000	216,305
New York Life Insurance Co.
3.75%, 05/15/2050 (B)	105,000	80,096
4.45%, 05/15/2069 (B)	209,000	173,350
NextEra Energy Capital Holdings, Inc.
5.00%, 07/15/2032	154,000	151,827
5.05%, 02/28/2033	1,061,000	1,044,089
5.25%, 02/28/2053	64,000	61,319
NGPL PipeCo LLC 4.88%, 08/15/2027 (B)	463,000	438,627
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (B)	320,000	297,747
NiSource, Inc.
2.95%, 09/01/2029	334,000	292,313
5.25%, 03/30/2028	200,000	199,835
5.40%, 06/30/2033	205,000	205,047
5.80%, 02/01/2042	52,000	50,062

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
NNN REIT, Inc.
3.00%, 04/15/2052	$ 123,000	$ 74,659
3.50%, 10/15/2027	67,000	61,455
Norfolk Southern Corp.
3.05%, 05/15/2050	257,000	177,399
3.70%, 03/15/2053	28,000	21,516
3.95%, 10/01/2042	110,000	89,971
Northern Natural Gas Co. 3.40%, 10/16/2051 (B)	136,000	92,447
Northrop Grumman Corp. 4.70%, 03/15/2033	925,000	907,339
Northwestern Mutual Life Insurance Co.
3.85%, 09/30/2047 (B)	264,000	205,640
6.06%, 03/30/2040 (B)	340,000	351,746
NRG Energy, Inc. 3.75%, 06/15/2024 (B)	563,000	544,040
Ohio Power Co.
2.90%, 10/01/2051	257,000	170,336
5.00%, 06/01/2033	140,000	137,275
OhioHealth Corp. 2.30%, 11/15/2031	450,000	367,135
Oracle Corp.
2.30%, 03/25/2028	354,000	312,283
3.60%, 04/01/2040 - 04/01/2050	1,264,000	952,622
3.85%, 07/15/2036	113,000	94,251
3.95%, 03/25/2051	220,000	166,583
4.65%, 05/06/2030	203,000	196,092
5.55%, 02/06/2053	514,000	497,150
Ovintiv, Inc. 6.50%, 02/01/2038	75,000	73,408
Pacific Gas & Electric Co.
4.45%, 04/15/2042	388,000	292,393
4.50%, 07/01/2040	267,760	207,592
4.55%, 07/01/2030	445,000	402,469
4.60%, 06/15/2043	228,000	171,624
6.15%, 01/15/2033	120,000	117,214
6.40%, 06/15/2033	220,000	218,609
6.75%, 01/15/2053	118,000	115,926
PacifiCorp
2.90%, 06/15/2052	113,000	70,257
3.30%, 03/15/2051	957,000	654,015
4.15%, 02/15/2050	160,000	123,687
Paramount Global
4.20%, 06/01/2029	215,000	191,715
4.20%, 05/19/2032 (F)	19,000	15,914
4.85%, 07/01/2042	67,000	49,530
Fixed until 03/30/2027, 6.38% (A), 03/30/2062	127,000	105,945
PECO Energy Co. 2.80%, 06/15/2050	313,000	206,017
Pernod Ricard International Finance LLC 1.63%, 04/01/2031 (B)	270,000	210,976
Philip Morris International, Inc.
3.88%, 08/21/2042	295,000	232,900
5.13%, 02/15/2030	620,000	612,441
5.38%, 02/15/2033	370,000	369,038
5.75%, 11/17/2032	305,000	312,341

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Phillips 66 2.15%, 12/15/2030	$ 363,000	$ 296,093
3.15%, 12/15/2029	450,000	392,478
Piedmont Healthcare, Inc. 2.04%, 01/01/2032	600,000	472,738
Pine Street Trust I 4.57%, 02/15/2029 (B)	325,000	297,633
Pioneer Natural Resources Co. 1.90%, 08/15/2030	399,000	323,221
PNC Financial Services Group, Inc. 5.58% (A), 06/12/2029	250,000	248,826
PPL Electric Utilities Corp. 5.00%, 05/15/2033	291,000	290,750
Prologis LP
2.13%, 10/15/2050	110,000	61,596
5.13%, 01/15/2034	440,000	436,659
Protective Life Global Funding 4.71%, 07/06/2027 (B)	575,000	558,042
Prudential Financial, Inc. 3.70%, 03/13/2051	131,000	100,220
Public Service Co. of Colorado
2.70%, 01/15/2051	156,000	98,583
4.30%, 03/15/2044	220,000	189,453
4.50%, 06/01/2052	145,000	126,156
5.25%, 04/01/2053	109,000	104,543
Public Service Electric & Gas Co. 2.70%, 05/01/2050	187,000	124,754
Public Service Enterprise Group, Inc. 5.85%, 11/15/2027	657,000	670,052
Puget Energy, Inc. 2.38%, 06/15/2028	161,000	138,434
QUALCOMM, Inc. 6.00%, 05/20/2053	264,000	295,071
Raytheon Technologies Corp.
2.38%, 03/15/2032	1,058,000	866,464
3.13%, 07/01/2050	129,000	93,276
3.75%, 11/01/2046	143,000	114,689
Regency Centers LP
2.95%, 09/15/2029	232,000	198,748
3.70%, 06/15/2030	290,000	258,979
Regeneron Pharmaceuticals, Inc. 1.75%, 09/15/2030	519,000	413,438
Roper Technologies, Inc. 2.95%, 09/15/2029	1,119,000	988,879
S&P Global, Inc.
2.30%, 08/15/2060	219,000	126,595
4.25%, 05/01/2029	368,000	357,504
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	704,000	666,723
4.50%, 05/15/2030	433,000	411,458
5.00%, 03/15/2027	575,000	565,837
San Diego Gas & Electric Co.
2.95%, 08/15/2051	261,000	176,047
3.32%, 04/15/2050	93,000	66,440
4.30%, 04/01/2042	54,000	45,015
5.35%, 04/01/2053	180,000	178,368

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
SART 4.75%, 07/15/2024 (C)	$ 157,679	$ 154,431
Sempra Energy
5.40%, 08/01/2026	360,000	358,133
5.50%, 08/01/2033	612,000	607,645
Smithfield Foods, Inc. 3.00%, 10/15/2030 (B)	851,000	667,017
Southern California Edison Co.
2.95%, 02/01/2051	236,000	153,045
3.60%, 02/01/2045	195,000	142,845
3.65%, 03/01/2028	220,000	205,172
3.90%, 12/01/2041	37,000	28,846
4.13%, 03/01/2048	110,000	89,110
5.70%, 03/01/2053	100,000	99,852
5.85%, 11/01/2027	290,000	296,450
5.88%, 12/01/2053	320,000	325,908
Southern Co. Gas Capital Corp.
1.75%, 01/15/2031	140,000	109,959
3.15%, 09/30/2051	336,000	226,354
3.25%, 06/15/2026	30,000	28,249
5.15%, 09/15/2032	918,000	911,294
Southern Power Co.
5.15%, 09/15/2041	392,000	365,622
5.25%, 07/15/2043	370,000	339,461
Southwestern Electric Power Co. 3.90%, 04/01/2045	102,000	77,727
Sprint Capital Corp. 6.88%, 11/15/2028	390,000	413,663
Starbucks Corp. 3.75%, 12/01/2047	88,000	69,300
State Street Corp. Fixed until 11/04/2027, 5.82% (A), 11/04/2028	225,000	230,389
T-Mobile USA, Inc.
2.05%, 02/15/2028	295,000	255,701
2.63%, 02/15/2029	1,376,000	1,195,108
3.38%, 04/15/2029	633,000	571,730
3.50%, 04/15/2031	280,000	247,011
3.88%, 04/15/2030	744,000	685,362
5.05%, 07/15/2033	280,000	274,717
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	254,000	244,891
3.70%, 04/14/2027	163,000	154,269
4.95%, 03/28/2028	810,000	800,151
Target Corp. 4.80%, 01/15/2053	276,000	263,825
Teachers Insurance & Annuity Association of America
Fixed until 09/15/2024, 4.38% (A), 09/15/2054 (B)	84,000	81,073
6.85%, 12/16/2039 (B)	854,000	940,407
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030 (B)	97,000	82,802
Texas Instruments, Inc. 5.05%, 05/18/2063	210,000	210,087
Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	220,000	242,153

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Time Warner Cable LLC
4.50%, 09/15/2042	$ 93,000	$ 69,420
5.88%, 11/15/2040	93,000	81,937
6.55%, 05/01/2037	67,000	64,198
TJX Cos., Inc. 3.88%, 04/15/2030	250,000	238,376
Trustees of Boston University 3.17%, 10/01/2050	380,000	265,365
Tucson Electric Power Co. 1.50%, 08/01/2030	140,000	110,294
Union Electric Co.
2.15%, 03/15/2032	279,000	223,203
3.90%, 04/01/2052	86,000	70,039
5.45%, 03/15/2053	70,000	71,238
Union Pacific Corp. 3.55%, 08/15/2039	465,000	389,420
United Airlines Pass-Through Trust
2.88%, 04/07/2030	468,111	412,112
3.75%, 03/03/2028	164,307	154,202
UnitedHealth Group, Inc.
2.75%, 05/15/2040	457,000	338,996
3.05%, 05/15/2041	126,000	97,050
3.25%, 05/15/2051	232,000	172,827
3.50%, 08/15/2039	637,000	533,455
4.75%, 05/15/2052	186,000	176,518
University of Miami 4.06%, 04/01/2052	368,000	311,939
Ventas Realty LP 4.75%, 11/15/2030	390,000	370,476
Verizon Communications, Inc.
1.68%, 10/30/2030	496,000	391,405
1.75%, 01/20/2031	758,000	597,808
2.36%, 03/15/2032	1,158,000	930,985
2.55%, 03/21/2031	148,000	123,477
4.02%, 12/03/2029	450,000	420,277
4.27%, 01/15/2036	479,000	431,616
5.05%, 05/09/2033	45,000	44,480
Virginia Electric & Power Co. 2.45%, 12/15/2050	598,000	357,496
Visa, Inc. 2.70%, 04/15/2040	216,000	165,649
Vistra Operations Co. LLC
3.55%, 07/15/2024 (B)	211,000	203,775
3.70%, 01/30/2027 (B)	23,000	21,058
4.30%, 07/15/2029 (B)	424,000	375,677
4.88%, 05/13/2024 (B)	418,000	409,823
VMware, Inc. 4.70%, 05/15/2030	1,216,000	1,161,504
Walmart, Inc.
4.10%, 04/15/2033	585,000	567,516
4.50%, 04/15/2053	190,000	185,022
Walt Disney Co.
2.75%, 09/01/2049	850,000	574,752
3.50%, 05/13/2040	243,000	200,523
3.60%, 01/13/2051	172,000	136,672
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	692,000	632,436
4.28%, 03/15/2032	618,000	548,178
5.05%, 03/15/2042	644,000	541,724

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Wells Fargo & Co.
Fixed until 06/02/2027, 2.39% (A), 06/02/2028	$ 475,000	$ 423,117
Fixed until 03/24/2027, 3.53% (A), 03/24/2028	681,000	635,316
Fixed until 05/22/2027, 3.58% (A), 05/22/2028	159,000	148,045
Fixed until 07/25/2027, 4.81% (A), 07/25/2028	449,000	438,741
5.39% (A), 04/24/2034	940,000	933,600
Welltower OP LLC
2.75%, 01/15/2032	245,000	197,402
3.10%, 01/15/2030	436,000	377,388
3.85%, 06/15/2032	360,000	316,952
4.13%, 03/15/2029	240,000	221,919
Western Midstream Operating LP 6.15%, 04/01/2033	325,000	325,874
Williams Cos., Inc. 2.60%, 03/15/2031	511,000	423,176
Wisconsin Electric Power Co. 3.65%, 12/15/2042	28,000	20,885
WP Carey, Inc.
2.40%, 02/01/2031	220,000	176,755
2.45%, 02/01/2032	338,000	264,412
4.25%, 10/01/2026	67,000	64,300
Xilinx, Inc. 2.38%, 06/01/2030	571,000	492,689
Zimmer Biomet Holdings, Inc. 4.45%, 08/15/2045	79,000	66,857
Zoetis, Inc. 4.70%, 02/01/2043	631,000	585,563

		164,945,933

Virgin Islands, British - 0.1%
TSMC Global Ltd.
1.00%, 09/28/2027 (B)	375,000	317,765
2.25%, 04/23/2031 (B)	519,000	428,770

		746,535

Total Corporate Debt Securities (Cost $243,885,351)		222,584,317

FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
Israel - 0.1%
Israel Government AID Bonds Zero Coupon, 08/15/2025	1,000,000	890,265

Mexico - 0.1%
Mexico Government International Bonds
3.50%, 02/12/2034	417,000	349,267
3.77%, 05/24/2061	205,000	139,127
4.28%, 08/14/2041	200,000	164,533
4.50%, 01/31/2050	265,000	215,801
4.75%, 03/08/2044	280,000	239,135

		1,107,863

Morocco - 0.0% (D)
Morocco Government International Bonds 6.50%, 09/08/2033 (B)	310,000	318,525

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Panama - 0.0% (D)
Panama Government International Bonds 4.50%, 04/16/2050	$ 200,000	$ 154,646

Saudi Arabia - 0.0% (D)
Saudi Government International Bonds 2.25%, 02/02/2033 (B)	200,000	160,948

Total Foreign Government Obligations (Cost $2,914,320)		2,632,247

MORTGAGE-BACKED SECURITIES - 0.2%
United States - 0.2%
Bear Stearns Commercial Mortgage Securities Trust, Interest Only STRIPS Series 2005-PWR8, Class X1, 0.72% (A), 06/11/2041 (B) (G)	221	0
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45% (A), 09/15/2039	269,797	99,285
MRCD Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (B)	1,230,000	1,125,574
SREIT Trust Series 2021-MFP, Class A, 1-Month LIBOR + 0.73%, 5.92% (A), 11/15/2038 (B)	880,000	854,766
UBS-Barclays Commercial Mortgage Trust, Interest Only STRIPS Series 2012-C2, Class XA, 0.66% (A), 05/10/2063 (B)	75,581	1
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS Series 2006-C24, Class XC, 0.00% (A), 03/15/2045 (B) (G)	30,686	0

Total Mortgage-Backed Securities (Cost $2,385,356)		2,079,626

U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.6%
Federal Farm Credit Banks Funding Corp. 2.35%, 03/10/2036	2,660,000	2,055,364
Federal Home Loan Banks 2.09%, 02/22/2036	4,510,000	3,331,116
Federal Home Loan Mortgage Corp.
2.50%, 07/01/2050 - 11/01/2051	23,881,672	20,496,335
3.00%, 07/01/2033	319,307	290,156
3.50%, 01/01/2032 - 04/01/2052	11,495,444	10,678,524
4.00%, 06/01/2042 - 05/01/2052	10,367,823	9,819,682
1-Year CMT + 2.25%, 4.36% (A), 02/01/2036	9,817	9,828
12-Month LIBOR + 1.84%, 4.40% (A), 07/01/2040	17,177	17,365
4.50%, 05/01/2041 - 08/01/2052	10,199,859	9,852,349
1-Year CMT + 2.43%, 4.97% (A), 12/01/2031	9,948	9,821
5.00%, 02/01/2034 - 01/01/2053	12,892,778	12,647,119
6.00%, 01/01/2024	285	284
6.50%, 09/01/2037 - 11/01/2037	4,096	4,182

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS
(4.44) * 1-Month LIBOR + 24.43%, 1.36% (A), 06/15/2035	$ 34,217	$ 28,181
5.00%, 12/15/2023 - 06/15/2025	10,967	10,880
5.50%, 11/15/2023	1,273	1,268
(3.62) * 1-Month LIBOR + 27.21%, 5.50% (A), 05/15/2041	15,567	14,834
(3.67) * 1-Month LIBOR + 27.50%, 5.50% (A), 05/15/2041	27,222	27,467
5.65% (A), 10/15/2038	9,219	9,285
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS (1.00) * 1-Month LIBOR + 6.37%, 1.18% (A), 10/15/2037	135,615	12,282
Federal Home Loan Mortgage Corp. REMICS, Principal Only STRIPS 09/15/2032 - 01/15/2040	93,391	76,125
Federal National Mortgage Association
1.59%, 11/25/2028	289,255	253,382
2.50%, 08/01/2050 - 01/01/2052	13,551,283	11,633,651
3.00%, 07/01/2050 - 07/01/2060	15,839,133	14,013,753
3.50%, 08/01/2032 - 10/01/2050	6,145,172	5,678,758
4.00%, 01/01/2035 - 05/01/2051	10,749,923	10,267,350
4.50%, 09/01/2040 - 09/01/2052	10,269,667	9,930,268
5.00%, 06/01/2033 - 07/01/2052	4,621,512	4,538,941
5.50%, 03/01/2024 - 01/01/2059	9,388,487	9,429,521
6.00%, 01/01/2024 - 01/01/2053	6,606,612	6,674,457
7.00%, 11/01/2037	9,437	9,632
Federal National Mortgage Association REMICS 5.00%, 10/25/2025	7,535	7,415
Federal National Mortgage Association REMICS, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.53%, 1.38% (A), 01/25/2041	125,445	13,872
(1.00) * 1-Month LIBOR + 6.60%, 1.45% (A), 08/25/2035 - 06/25/2036	118,674	9,410
(1.00) * 1-Month LIBOR + 6.70%, 1.55% (A), 03/25/2036	124,657	11,008
Federal National Mortgage Association REMICS, Principal Only STRIPS 12/25/2034 - 12/25/2043	469,464	356,521
Federal National Mortgage Association, Interest Only STRIPS
Zero Coupon, 09/25/2024 - 08/25/2032	8,853	7,794
2.05% (A), 11/25/2033	3,119,250	270,444
2.07% (A), 07/25/2030	2,484,703	195,113
2.10% (A), 11/25/2028	1,800,536	120,227
FREMF Mortgage Trust
3.70% (A), 11/25/2049 (B)	491,000	456,988
3.79% (A), 04/25/2028 (B)	1,441,000	1,297,984
3.85% (A), 01/25/2048 (B)	1,000,000	955,270
3.96% (A), 11/25/2047 (B)	1,000,000	961,642
4.08% (A), 06/25/2049 (B)	1,608,000	1,527,656
4.20% (A), 11/25/2047 (B)	455,000	439,414

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association
2.00%, 11/20/2050	$ 7,804,756	$ 6,582,977
2.50%, 06/20/2050 - 09/20/2051	7,123,176	6,183,527
3.00%, 08/20/2051 - 01/20/2052	25,619,482	22,961,830
3.50%, 11/20/2049 - 08/20/2052	2,785,507	2,581,099
4.00%, 09/20/2052	11,611,664	10,985,460
4.25%, 12/20/2044	439,266	429,157
4.50%, 05/20/2048 - 08/20/2052	15,683,144	15,158,449
5.00%, 08/20/2052 - 09/20/2052	9,470,096	9,315,655
5.50%, 11/20/2052	7,566,929	7,543,792
5.50%, TBA (E)	1,220,000	1,215,187
6.00%, 02/15/2024 - 11/20/2052	3,085,013	3,107,376
6.00%, TBA (E)	3,000,000	3,020,859
Government National Mortgage Association REMICS
1.65%, 01/20/2063 - 04/20/2063	6,882	6,368
1-Month LIBOR + 0.55%, 3.95% (A), 04/20/2062	686	673
3.99% (A), 11/16/2042	72,139	68,672
1-Month LIBOR + 0.65%, 4.87% (A), 05/20/2061	986	971
1-Month LIBOR + 0.55%, 4.88% (A), 07/20/2062	294	289
5.00%, 04/20/2041	275,257	273,500
5.14% (A), 07/20/2060	347	280
(3.50) * 1-Month LIBOR + 23.28%, 5.26% (A), 04/20/2037	17,659	18,244
1-Month LIBOR + 0.45%, 5.50% (A), 03/20/2060 - 05/20/2062	3,459	3,390
1-Month LIBOR + 1.00%, 6.09% (A), 12/20/2066	240,780	240,154
Government National Mortgage Association REMICS, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.60%, 1.44% (A), 05/20/2041	39,287	1,880
2.19% (A), 06/20/2067	1,535,519	57,582
7.50%, 04/20/2031	553	38
Government National Mortgage Association REMICS, Principal Only STRIPS Zero Coupon, 01/20/2038	5,567	4,701
Resolution Funding Corp., Principal Only STRIPS Zero Coupon, 04/15/2030	400,000	296,435
Tennessee Valley Authority
4.25%, 09/15/2065	264,000	236,295
4.63%, 09/15/2060	155,000	149,704
5.88%, 04/01/2036	874,000	992,444
Tennessee Valley Authority, Interest Only STRIPS Zero Coupon, 07/15/2028	1,000,000	799,717

Total U.S. Government Agency Obligations (Cost $255,689,721)		240,689,623

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 24.5%
U.S. Treasury - 24.5%
U.S. Treasury Bonds
1.13%, 05/15/2040	$ 14,331,300	$ 9,272,799
1.38%, 11/15/2040	2,100,000	1,402,488
1.75%, 08/15/2041	2,510,000	1,760,236
1.88%, 02/15/2051 - 11/15/2051	3,675,000	2,428,500
2.00%, 08/15/2051	30,000	20,412
2.25%, 02/15/2052	1,690,000	1,219,177
2.38%, 05/15/2051	2,278,700	1,691,134
2.50%, 02/15/2045	840,000	649,064
2.88%, 05/15/2043 - 05/15/2052	2,165,000	1,798,877
3.00%, 08/15/2052	785,000	666,299
3.13%, 02/15/2043	1,440,000	1,253,981
3.63%, 02/15/2053	5,600,000	5,365,500
3.75%, 08/15/2041	2,100,000	2,025,434
3.88%, 08/15/2040 - 05/15/2043	7,025,000	6,863,365
4.00%, 11/15/2052	862,300	884,262
4.38%, 05/15/2040	250,000	263,828
U.S. Treasury Bonds, Principal Only STRIPS 02/15/2024 - 02/15/2035	6,512,000	5,943,153
U.S. Treasury Notes
0.25%, 09/30/2023 (H)	5,288,000	5,223,692
0.38%, 11/30/2025 - 01/31/2026	7,130,000	6,434,195
0.75%, 04/30/2026	330,000	297,090
0.88%, 01/31/2024 (H)	13,126,000	12,787,595
0.88%, 06/30/2026	1,993,000	1,795,257
1.13%, 10/31/2026	58,950,000	52,988,221
1.25%, 04/30/2028 - 06/30/2028	3,835,000	3,338,602
1.38%, 10/31/2028	34,110,000	29,665,041
1.50%, 11/30/2028	3,760,000	3,287,650
1.63%, 02/15/2026 - 08/15/2029	949,400	866,443
1.75%, 12/31/2026	130,000	119,026
2.00%, 06/30/2024 - 11/15/2026	1,106,000	1,042,485
2.25%, 03/31/2024 - 02/15/2027	15,382,000	15,006,541
2.38%, 03/31/2029	3,250,000	2,966,133
2.50%, 08/15/2023 - 03/31/2027	18,616,000	17,912,215
2.63%, 05/31/2027	42,324,000	39,753,148
2.88%, 04/30/2025 - 05/15/2028	530,000	503,273
3.00%, 07/15/2025	18,520,000	17,846,480
3.88%, 11/30/2029	3,573,600	3,539,958
4.13%, 09/30/2027	2,480,000	2,465,275

		261,346,829

U.S. Treasury Inflation-Protected Securities - 0.0% (D)
U.S. Treasury Inflation-Protected Indexed Bonds 2.50%, 01/15/2029	70,637	72,711

Total U.S. Government Obligations (Cost $285,727,766)		261,419,540

	Shares	Value
COMMON STOCKS - 27.0%
Australia - 0.2%
BHP Group Ltd.	40,475	1,216,758
Woodside Energy Group Ltd.	22,390	517,916

		1,734,674

Austria - 0.0% (D)
Erste Group Bank AG	10,970	384,804

	Shares	Value
COMMON STOCKS (continued)
Belgium - 0.1%
KBC Group NV	9,311	$ 649,915

Canada - 0.2%
Fairfax Financial Holdings Ltd.	534	399,912
Lululemon Athletica, Inc. (I)	1,105	418,242
Toronto-Dominion Bank	21,854	1,354,544

		2,172,698

Cayman Islands - 0.0% (D)
Sands China Ltd. (I)	122,800	420,555

Denmark - 0.3%
Carlsberg AS, Class B	4,852	776,956
Coloplast AS, Class B	1,043	130,517
Genmab AS (I)	391	148,172
Novo Nordisk AS, Class B	13,249	2,140,240

		3,195,885

Finland - 0.0% (D)
Nordea Bank Abp	39,944	435,097

France - 1.5%
Air Liquide SA	5,442	975,942
Airbus SE	5,465	790,139
AXA SA	20,449	604,295
BNP Paribas SA	9,560	603,293
Capgemini SE	4,032	763,429
Kering SA	966	533,424
L’Oreal SA	1,725	804,671
Legrand SA	8,868	879,740
LVMH Moet Hennessy Louis Vuitton SE	3,270	3,083,323
Pernod Ricard SA	2,348	518,849
Safran SA	13,562	2,125,297
Schneider Electric SE	4,686	851,337
TotalEnergies SE	23,448	1,346,024
Vinci SA	20,773	2,413,727

		16,293,490

Germany - 0.8%
adidas AG	2,584	501,627
Allianz SE	5,188	1,208,408
Deutsche Boerse AG	4,681	864,180
Deutsche Telekom AG	40,223	877,606
Infineon Technologies AG	22,011	906,462
Muenchener Rueckversicherungs-Gesellschaft AG	3,541	1,329,336
RWE AG	61,603	2,684,430

		8,372,049

Hong Kong - 0.2%
AIA Group Ltd.	161,600	1,641,290
Hong Kong Exchanges & Clearing Ltd.	12,500	473,613
Techtronic Industries Co. Ltd.	37,000	404,617

		2,519,520

India - 0.2%
HDFC Bank Ltd., ADR	22,306	1,554,728

Ireland - 0.1%
Medtronic PLC	3,821	336,630
Trane Technologies PLC	4,106	785,314

		1,121,944

Israel - 0.0% (D)
SolarEdge Technologies, Inc. (I)	1,813	487,788

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Italy - 0.1%
UniCredit SpA	27,687	$ 643,822

Japan - 1.4%
Ajinomoto Co., Inc.	4,700	187,233
Bridgestone Corp. (F)	18,500	760,011
Daikin Industries Ltd.	5,100	1,045,017
Hoya Corp.	13,100	1,567,627
Japan Exchange Group, Inc.	25,000	437,462
Keyence Corp.	2,300	1,092,860
Kyowa Kirin Co. Ltd. (F)	20,700	383,680
Mitsubishi UFJ Financial Group, Inc.	71,500	527,032
Nippon Telegraph & Telephone Corp.	925,000	1,094,558
Recruit Holdings Co. Ltd.	17,600	561,710
Seven & i Holdings Co. Ltd.	15,100	652,352
Shimano, Inc. (F)	2,000	334,815
Shin-Etsu Chemical Co. Ltd.	61,000	2,038,494
SMC Corp.	1,071	595,221
Sony Group Corp.	12,900	1,164,485
Sumitomo Mitsui Financial Group, Inc.	13,300	570,030
Terumo Corp.	14,300	455,450
Tokio Marine Holdings, Inc.	55,800	1,286,389
Tokyo Electron Ltd.	4,300	619,322

		15,373,748

Mexico - 0.1%
Wal-Mart de Mexico SAB de CV	179,547	712,125

Netherlands - 0.5%
ASML Holding NV	3,533	2,562,587
NXP Semiconductors NV	7,808	1,598,141
Stellantis NV	40,057	704,234

		4,864,962

Republic of Korea - 0.2%
Samsung Electronics Co. Ltd.	18,423	1,014,430
Samsung Electronics Co. Ltd., GDR (J)	605	838,530

		1,852,960

Singapore - 0.2%
DBS Group Holdings Ltd.	77,600	1,812,175

Spain - 0.2%
Iberdrola SA	97,620	1,274,800
Industria de Diseno Textil SA	23,907	927,300

		2,202,100

Sweden - 0.3%
Atlas Copco AB, A Shares	47,625	687,556
Sandvik AB	16,427	320,724
Svenska Handelsbanken AB, A Shares	54,511	456,380
Volvo AB, B Shares	68,811	1,424,044

		2,888,704

Switzerland - 0.8%
Chubb Ltd.	2,166	417,085
Cie Financiere Richemont SA, Class A	5,166	877,538
Garmin Ltd.	3,439	358,653
Lonza Group AG	1,082	646,725
Nestle SA	19,289	2,320,303
Roche Holding AG	9,416	2,876,305
Straumann Holding AG	2,651	431,068
Zurich Insurance Group AG	2,210	1,051,272

		8,978,949

	Shares	Value
COMMON STOCKS (continued)
Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	29,967	$ 3,024,270

United Kingdom - 1.4%
3i Group PLC	29,837	739,568
Anglo American PLC	22,455	639,372
AstraZeneca PLC	22,552	3,232,924
BP PLC	121,018	704,612
Diageo PLC	19,817	851,952
Ferguson PLC	4,196	662,764
Lloyds Banking Group PLC	1,301,838	721,672
London Stock Exchange Group PLC	7,723	821,985
Prudential PLC	45,148	637,642
RELX PLC	32,220	1,074,802
Rio Tinto PLC	9,140	580,844
Shell PLC	102,109	3,046,081
SSE PLC	25,460	597,039
TechnipFMC PLC (I)	28,780	478,323

		14,789,580

United States - 17.9%
AbbVie, Inc.	22,740	3,063,760
Adobe, Inc. (I)	1,907	932,504
Advanced Micro Devices, Inc. (I)	12,663	1,442,442
AECOM	4,121	349,007
Air Lease Corp.	6,436	269,347
Albertsons Cos., Inc., Class A	17,699	386,192
Alnylam Pharmaceuticals, Inc. (I)	2,413	458,325
Alphabet, Inc., Class C (I)	31,392	3,797,490
Amazon.com, Inc. (I)	62,316	8,123,514
American Express Co.	3,051	531,484
American Homes 4 Rent, REIT, Class A	13,712	486,090
AmerisourceBergen Corp.	5,739	1,104,356
AMETEK, Inc.	4,545	735,745
Analog Devices, Inc.	6,477	1,261,784
Apple Hospitality, Inc., REIT	17,360	262,310
Apple, Inc.	46,425	9,005,057
Arista Networks, Inc. (I)	1,808	293,004
AutoZone, Inc. (I)	290	723,074
Axalta Coating Systems Ltd. (I)	11,485	376,823
Baker Hughes Co.	15,408	487,047
Bank of America Corp.	100,030	2,869,861
Bath & Body Works, Inc.	5,633	211,238
Berkshire Hathaway, Inc., Class B (I)	6,192	2,111,472
Best Buy Co., Inc.	3,836	314,360
Blackstone, Inc.	7,689	714,846
Booking Holdings, Inc. (I)	479	1,293,458
Boston Scientific Corp. (I)	6,584	356,129
Bristol-Myers Squibb Co.	42,296	2,704,829
Brixmor Property Group, Inc., REIT	21,120	464,640
Cadence Design Systems, Inc. (I)	1,775	416,273
Capital One Financial Corp.	14,280	1,561,804
Carlisle Cos., Inc.	1,638	420,196
CBRE Group, Inc., Class A (I)	8,048	649,554
CDW Corp.	1,158	212,493
Charles Schwab Corp.	19,569	1,109,171
Charter Communications, Inc., Class A (I)	1,595	585,955
Cheniere Energy, Inc.	3,414	520,157
Chevron Corp.	13,973	2,198,652

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Cigna Group	1,710	$ 479,826
Cisco Systems, Inc.	6,709	347,124
Citigroup, Inc.	7,354	338,578
Citizens Financial Group, Inc.	13,059	340,579
CME Group, Inc.	11,493	2,129,538
CNA Financial Corp.	6,066	234,269
Coca-Cola Co.	39,374	2,371,102
Columbia Sportswear Co.	2,994	231,257
Confluent, Inc., Class A (I)	15,913	561,888
ConocoPhillips	17,335	1,796,079
Constellation Brands, Inc., Class A	1,680	413,498
Cooper Cos., Inc.	1,590	609,654
Copart, Inc. (I)	11,424	1,041,983
Coterra Energy, Inc.	11,637	294,416
Crowdstrike Holdings, Inc., Class A (I)	2,471	362,916
Cullen/Frost Bankers, Inc.	1,526	164,091
CVS Health Corp.	7,059	487,989
Deere & Co.	6,097	2,470,443
Dexcom, Inc. (I)	5,095	654,758
Dick’s Sporting Goods, Inc.	2,882	380,972
Dollar General Corp.	1,333	226,317
Dominion Energy, Inc.	7,980	413,284
Dover Corp.	4,677	690,559
Dow, Inc.	14,686	782,176
EastGroup Properties, Inc., REIT	1,150	199,640
Eaton Corp. PLC	2,629	528,692
Edison International	5,347	371,349
Eli Lilly & Co.	1,838	861,985
Energizer Holdings, Inc.	8,925	299,702
Entegris, Inc.	4,475	495,920
Entergy Corp.	2,022	196,882
EOG Resources, Inc.	13,912	1,592,089
Equifax, Inc.	1,905	448,247
Estee Lauder Cos., Inc., Class A	1,775	348,575
Exact Sciences Corp. (I)	7,433	697,959
Federal Realty Investment Trust, REIT	4,002	387,274
FedEx Corp.	2,275	563,972
First Citizens BancShares, Inc., Class A	327	419,688
FleetCor Technologies, Inc. (I)	2,335	586,272
Fortune Brands Innovations, Inc.	7,029	505,737
Freeport-McMoRan, Inc.	8,693	347,720
General Dynamics Corp.	2,289	492,478
Hartford Financial Services Group, Inc.	3,324	239,394
HashiCorp, Inc., Class A (I)	7,991	209,204
HCA Healthcare, Inc.	2,228	676,153
Henry Schein, Inc. (I)	3,801	308,261
Hilton Worldwide Holdings, Inc.	10,419	1,516,485
Home Depot, Inc.	1,312	407,560
Honeywell International, Inc.	2,398	497,585
Hubbell, Inc.	2,232	740,042
HubSpot, Inc. (I)	1,159	616,692
IAC, Inc. (I)	7,619	478,473
Ingersoll Rand, Inc.	9,422	615,822
Insulet Corp. (I)	1,500	432,510
International Business Machines Corp.	2,454	328,370
Intuit, Inc.	2,529	1,158,763
Intuitive Surgical, Inc. (I)	2,956	1,010,775
ITT, Inc.	1,967	183,344
Jabil, Inc.	4,889	527,670
Johnson & Johnson	6,417	1,062,142

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Kenvue, Inc. (I)	10,014	$ 264,570
Keurig Dr. Pepper, Inc.	16,849	526,868
Keysight Technologies, Inc. (I)	1,860	311,457
Kimco Realty Corp., REIT	34,011	670,697
Kinder Morgan, Inc.	38,624	665,105
Kraft Heinz Co.	14,649	520,040
Laboratory Corp. of America Holdings	2,233	538,890
Lam Research Corp.	1,198	770,146
Lamar Advertising Co., REIT, Class A	4,113	408,215
Leidos Holdings, Inc.	2,542	224,916
Liberty Broadband Corp., Class C (I)	5,060	405,357
Liberty Media Corp. - Liberty SiriusXM, Class C (I)	15,913	520,832
Loews Corp.	19,280	1,144,846
Lowe’s Cos., Inc.	6,042	1,363,679
M&T Bank Corp.	9,377	1,160,498
Marriott International, Inc., Class A	4,437	815,033
Martin Marietta Materials, Inc.	1,986	916,916
Marvell Technology, Inc.	7,582	453,252
Mastercard, Inc., Class A	11,513	4,528,063
McDonald’s Corp.	4,579	1,366,419
Merck & Co., Inc.	4,301	496,292
Meta Platforms, Inc., Class A (I)	20,626	5,919,249
Mettler-Toledo International, Inc. (I)	234	306,924
MGIC Investment Corp.	20,598	325,242
Microsoft Corp.	40,218	13,695,838
Mid-America Apartment Communities, Inc., REIT	3,625	550,493
Middleby Corp. (I)	2,505	370,314
Mohawk Industries, Inc. (I)	4,193	432,550
MongoDB, Inc. (I)	2,024	831,844
Morgan Stanley	11,583	989,188
Murphy USA, Inc.	1,173	364,932
Natera, Inc. (I)	4,788	232,984
Netflix, Inc. (I)	1,729	761,607
Newell Brands, Inc.	30,826	268,186
Nexstar Media Group, Inc.	1,088	181,206
NextEra Energy, Inc.	19,478	1,445,268
Norfolk Southern Corp.	789	178,914
Northern Trust Corp.	5,114	379,152
Northrop Grumman Corp.	797	363,273
NVIDIA Corp.	14,548	6,154,095
Old Dominion Freight Line, Inc.	943	348,674
Oracle Corp.	4,462	531,380
Packaging Corp. of America	5,416	715,779
Palo Alto Networks, Inc. (I)	4,443	1,135,231
PG&E Corp. (I)	28,879	499,029
Philip Morris International, Inc.	5,497	536,617
Phillips 66	5,762	549,580
PNC Financial Services Group, Inc.	4,311	542,970
Post Holdings, Inc. (I)	6,014	521,113
Procter & Gamble Co.	4,943	750,051
Progressive Corp.	15,192	2,010,965
Prologis, Inc., REIT	12,917	1,584,012
Public Service Enterprise Group, Inc.	15,802	989,363
Public Storage, REIT	1,917	559,534
Quanta Services, Inc.	5,506	1,081,654
Ralph Lauren Corp.	4,084	503,557
Rayonier, Inc., REIT	15,432	484,565
Raytheon Technologies Corp.	7,248	710,014

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Regeneron Pharmaceuticals, Inc. (I)	3,641	$ 2,616,204
Regions Financial Corp.	28,820	513,572
Ross Stores, Inc.	14,353	1,609,402
Royalty Pharma PLC, Class A	11,888	365,437
S&P Global, Inc.	7,258	2,909,660
ServiceNow, Inc. (I)	986	554,102
Silgan Holdings, Inc.	3,471	162,755
Snowflake, Inc., Class A (I)	2,453	431,679
Synopsys, Inc. (I)	920	400,577
T-Mobile US, Inc. (I)	4,618	641,440
T. Rowe Price Group, Inc.	3,183	356,560
Take-Two Interactive Software, Inc. (I)	1,846	271,657
TD SYNNEX Corp.	4,038	379,572
Teradyne, Inc.	5,882	654,843
Tesla, Inc. (I)	8,978	2,350,171
Texas Instruments, Inc.	3,953	711,619
Texas Roadhouse, Inc.	2,964	332,798
Thermo Fisher Scientific, Inc.	934	487,315
Timken Co.	3,879	355,045
TJX Cos., Inc.	6,076	515,184
Trade Desk, Inc., Class A (I)	9,312	719,073
Travelers Cos., Inc.	3,895	676,406
Uber Technologies, Inc. (I)	63,378	2,736,028
Union Pacific Corp.	5,095	1,042,539
United Parcel Service, Inc., Class B	5,817	1,042,697
UnitedHealth Group, Inc.	8,461	4,066,695
Verizon Communications, Inc.	9,786	363,941
Vertex Pharmaceuticals, Inc. (I)	1,142	401,881
Vulcan Materials Co.	1,225	276,164
W.R. Berkley Corp.	5,382	320,552
Wells Fargo & Co.	33,341	1,422,994
Welltower, Inc., REIT	3,159	255,532
Westrock Co.	8,785	255,380
Weyerhaeuser Co., REIT	25,441	852,528
Williams Cos., Inc.	20,564	671,003
Workday, Inc., Class A (I)	2,123	479,564
Xcel Energy, Inc.	7,936	493,381
Yum! Brands, Inc.	7,260	1,005,873
Zimmer Biomet Holdings, Inc.	2,663	387,733

		190,948,159

Total Common Stocks (Cost $264,534,000)		287,434,701

	Shares	Value
INVESTMENT COMPANY - 0.1%
United States - 0.1%
JPMorgan High Yield Fund	117,615	$ 728,038

Total Investment Company (Cost $839,471)		728,038

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.1%
U.S. Treasury Bills
3.31% (K), 07/13/2023	$96,000	95,866
3.86% (K), 07/13/2023	70,000	69,902
3.89% (K), 07/13/2023	70,000	69,902
5.05% (K), 10/12/2023 (H)	646,000	636,595

Total Short-Term U.S. Government Obligations (Cost $872,714)		872,265

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (K)	2,372,715	2,372,715

Total Other Investment Company (Cost $2,372,715)		2,372,715

	Principal	Value
REPURCHASE AGREEMENT - 4.3%
Fixed Income Clearing Corp., 2.30% (K), dated 06/30/2023, to be repurchased at $45,267,351 on 07/03/2023. Collateralized by U.S. Government Obligations, 0.50% - 4.63%, due 02/28/2026 - 03/15/2026, and with a total value of $46,163,953.	$45,258,676	45,258,676

Total Repurchase Agreement (Cost $45,258,676)		45,258,676

Total Investments (Cost $1,111,553,787)		1,072,540,695
Net Other Assets (Liabilities) - (0.7)%		(7,484,490)

Net Assets - 100.0%		$ 1,065,056,205

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	209	09/29/2023	$42,982,780	$42,498,844	$—	$(483,936)
10-Year U.S. Treasury Notes	2,190	09/20/2023	250,319,272	245,861,719	—	(4,457,553)
30-Year U.S. Treasury Bonds	116	09/20/2023	14,720,216	14,721,125	909	—
E-Mini Russell 1000® Index	27	09/15/2023	3,623,728	3,779,055	155,327	—
EUR Currency	81	09/18/2023	10,947,133	11,089,912	142,779	—
JPY Currency	237	09/18/2023	21,533,085	20,774,531	—	(758,554)
U.K. Gilt	388	09/27/2023	47,193,667	46,960,003	—	(233,664)
U.S. Treasury Ultra Bonds	147	09/20/2023	19,807,165	20,024,156	216,991	—

Total					$516,006	$(5,933,707)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	(415)	09/29/2023	$(45,171,240)	$(44,443,906)	$727,334	$—
10-Year U.S. Treasury Ultra Notes	(170)	09/20/2023	(20,299,774)	(20,134,375)	165,399	—
AUD Currency	(163)	09/18/2023	(11,030,112)	(10,885,140)	144,972	—
E-Mini Russell 1000® Index	(175)	09/15/2023	(13,431,412)	(13,719,125)	—	(287,713)
E-Mini Russell 2000® Index	(92)	09/15/2023	(8,747,747)	(8,757,020)	—	(9,273)
MSCI EAFE Index	(77)	09/15/2023	(8,224,836)	(8,298,675)	—	(73,839)
S&P 500® E-Mini Index	(54)	09/15/2023	(11,770,462)	(12,118,275)	—	(347,813)
TOPIX Index	(37)	09/07/2023	(5,657,696)	(5,866,870)	—	(209,174)

Total					$1,037,705	$(927,812)

Total Futures Contracts					$1,553,711	$(6,861,519)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Obligations	24.4%	$261,419,540
U.S. Government Agency Obligations	22.4	240,689,623
Banks	6.0	63,892,748
Electric Utilities	2.8	30,307,333
Oil, Gas & Consumable Fuels	2.8	30,190,799
Capital Markets	2.7	29,394,294
Semiconductors & Semiconductor Equipment	2.5	26,730,300
Software	2.4	26,050,622
Pharmaceuticals	2.2	23,151,026
Insurance	1.8	19,489,619
Health Care Providers & Services	1.5	16,373,932
Financial Services	1.2	12,946,040
Technology Hardware, Storage & Peripherals	1.1	11,760,104
Interactive Media & Services	1.0	10,622,313
Hotels, Restaurants & Leisure	0.9	9,475,549
Broadline Retail	0.9	9,265,215
Specialty Retail	0.8	8,959,666
Diversified Telecommunication Services	0.8	8,780,054
Aerospace & Defense	0.8	8,761,631
Beverages	0.8	8,492,881
Media	0.8	8,441,069
Machinery	0.8	8,117,689
Health Care Equipment & Supplies	0.7	7,674,473
Biotechnology	0.7	7,513,215
Ground Transportation	0.6	6,847,336
Food Products	0.6	6,718,375
Asset-Backed Securities	0.6	6,468,947
Textiles, Apparel & Luxury Goods	0.6	6,148,968
Metals & Mining	0.6	6,144,711
Independent Power & Renewable Electricity Producers	0.5	5,845,274
Tobacco	0.5	5,609,442
Chemicals	0.5	5,388,111
Specialized REITs	0.4	4,681,721
Wireless Telecommunication Services	0.4	4,667,537
Multi-Utilities	0.4	4,536,822
Entertainment	0.4	4,429,684
Diversified REITs	0.4	4,412,937
Automobiles	0.4	4,125,064

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Construction & Engineering	0.4%		$3,844,388
Consumer Staples Distribution & Retail	0.4		3,827,168
Electrical Equipment	0.4		3,735,556
IT Services	0.3		3,227,552
Consumer Finance	0.3		2,982,732
Personal Care Products	0.3		2,789,935
Building Products	0.3		2,756,264
Foreign Government Obligations	0.3		2,632,247
Electronic Equipment, Instruments & Components	0.2		2,524,052
Household Durables	0.2		2,382,469
Professional Services	0.2		2,309,675
Industrial REITs	0.2		2,220,311
Mortgage-Backed Securities	0.2		2,079,626
Trading Companies & Distributors	0.2		1,898,434
Air Freight & Logistics	0.2		1,732,621
Passenger Airlines	0.2		1,606,780
Life Sciences Tools & Services	0.1		1,551,220
Retail REITs	0.1		1,522,611
Diversified Consumer Services	0.1		1,335,562
Commercial Services & Supplies	0.1		1,317,933
Gas Utilities	0.1		1,286,681
Construction Materials	0.1		1,193,080
Containers & Packaging	0.1		1,133,914
Household Products	0.1		1,049,753
Residential REITs	0.1		1,036,583
Energy Equipment & Services	0.1		965,370
Automobile Components	0.1		760,011
U.S. Fixed Income Funds	0.1		728,038
Real Estate Management & Development	0.1		649,554
Communications Equipment	0.1		640,128
Industrial Conglomerates	0.1		497,585
Leisure Products	0.0	(D)	334,815
Hotel & Resort REITs	0.0	(D)	262,310
Health Care REITs	0.0	(D)	255,532
Water Utilities	0.0	(D)	182,070
Transportation Infrastructure	0.0	(D)	174,796
Office REITs	0.0	(D)	85,019

Investments	95.5		1,024,037,039
Short-Term Investments	4.5		48,503,656

Total Investments	100.0%		$1,072,540,695

INVESTMENT VALUATION:

Valuation Inputs (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$6,468,947	$—	$6,468,947
Corporate Debt Securities	—	222,584,317	—	222,584,317
Foreign Government Obligations	—	2,632,247	—	2,632,247
Mortgage-Backed Securities	—	2,079,626	—	2,079,626
U.S. Government Agency Obligations	—	240,689,623	—	240,689,623

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (L)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
U.S. Government Obligations	$—	$261,419,540	$—	$261,419,540
Common Stocks	203,712,444	83,722,257	—	287,434,701
Investment Company	728,038	—	—	728,038
Short-Term U.S. Government Obligations	—	872,265	—	872,265
Other Investment Company	2,372,715	—	—	2,372,715
Repurchase Agreement	—	45,258,676	—	45,258,676

Total Investments	$206,813,197	$865,727,498	$—	$1,072,540,695

Other Financial Instruments
Futures Contracts (M)	$1,553,711	$—	$—	$1,553,711

Total Other Financial Instruments	$1,553,711	$—	$—	$1,553,711

LIABILITIES
Other Financial Instruments
Futures Contracts (M)	$(6,861,519)	$—	$—	$(6,861,519)

Total Other Financial Instruments	$(6,861,519)	$—	$—	$(6,861,519)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the total value of 144A securities is $62,882,752, representing 5.9% of the Portfolio’s net assets.
(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2023, the total value of securities is $155,060, representing less than 0.1% of the Portfolio’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,299,366, collateralized by cash collateral of $2,372,715 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $12,870. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Rounds to less than $1 or $(1).
(H)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $12,864,641.
(I)	Non-income producing securities.
(J)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2023, the value of the Regulation S security is $838,530, representing 0.1% of the Portfolio’s net assets.
(K)	Rates disclosed reflect the yields at June 30, 2023.
(L)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(M)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
EAFE	Europe, Australasia and Far East
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TOPIX	Tokyo Price Index

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Investments, at value (cost $1,066,295,111) (including securities loaned of $2,299,366)	$1,027,282,019
Repurchase agreement, at value (cost $45,258,676)	45,258,676
Cash	153,310
Foreign currency, at value (cost $36,562)	30,977
Receivables and other assets:
Investments sold	1,690,903
Net income from securities lending	4,548
Shares of beneficial interest sold	39,583
Dividends	165,364
Interest	4,387,768
Tax reclaims	333,160
Variation margin receivable on futures contracts	1,125,986
Prepaid expenses	5,480
Litigation	133

Total assets	1,080,477,907

Liabilities:
Cash collateral received upon return of:
Securities on loan	2,372,715
Payables and other liabilities:
Investments purchased	6,900,529
When-issued, delayed-delivery, forward and TBA commitments purchased	4,849,897
Shares of beneficial interest redeemed	122,964
Investment management fees	622,298
Distribution and service fees	206,561
Transfer agent costs	1,445
Trustee and CCO fees	4,223
Audit and tax fees	28,757
Custody fees	112,040
Legal fees	18,798
Printing and shareholder reports fees	158,174
Other accrued expenses	23,301

Total liabilities	15,421,702

Net assets	$1,065,056,205

Net assets consist of:
Capital stock ($0.01 par value)	$838,054
Additional paid-in capital	1,183,378,101
Total distributable earnings (accumulated losses)	(119,159,950)

Net assets	$1,065,056,205

Net assets by class:
Initial Class	$61,811,050
Service Class	1,003,245,155

Shares outstanding:
Initial Class	5,177,828
Service Class	78,627,562

Net asset value and offering price per share:
Initial Class	$11.94
Service Class	12.76

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income	$3,608,002
Interest income	13,383,046
Net income from securities lending	48,641
Withholding taxes on foreign income	(256,010)

Total investment income	16,783,679

Expenses:
Investment management fees	3,830,362
Distribution and service fees:
Service Class	1,272,881
Transfer agent costs	6,637
Trustee and CCO fees	23,359
Audit and tax fees	30,539
Custody fees	137,123
Legal fees	35,489
Printing and shareholder reports fees	233
Other	48,365

Total expenses	5,384,988

Net investment income (loss)	11,398,691

Net realized gain (loss) on:
Investments	(9,752,022)
Futures contracts	(8,015,745)
Foreign currency transactions	(28,345)

Net realized gain (loss)	(17,796,112)

Net change in unrealized appreciation (depreciation) on:
Investments	53,518,902
Futures contracts	(9,300,593)
Translation of assets and liabilities denominated in foreign currencies	(75,906)

Net change in unrealized appreciation (depreciation)	44,142,403

Net realized and change in unrealized gain (loss)	26,346,291

Net increase (decrease) in net assets resulting from operations	$37,744,982

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$11,398,691	$15,476,149
Net realized gain (loss)	(17,796,112)	(79,039,867)
Net change in unrealized appreciation (depreciation)	44,142,403	(145,153,907)

Net increase (decrease) in net assets resulting from operations	37,744,982	(208,717,625)

Dividends and/or distributions to shareholders:
Initial Class	—	(8,927,362)
Service Class	—	(135,286,893)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(144,214,255)

Capital share transactions:
Proceeds from shares sold:
Initial Class	694,829	3,860,492
Service Class	2,021,442	2,931,112

	2,716,271	6,791,604

Dividends and/or distributions reinvested:
Initial Class	—	8,927,362
Service Class	—	135,286,893

	—	144,214,255

Cost of shares redeemed:
Initial Class	(4,771,924)	(10,268,595)
Service Class	(59,274,877)	(135,956,789)

	(64,046,801)	(146,225,384)

Net increase (decrease) in net assets resulting from capital share transactions	(61,330,530)	4,780,475

Net increase (decrease) in net assets	(23,585,548)	(348,151,405)

Net assets:
Beginning of period/year	1,088,641,753	1,436,793,158

End of period/year	$1,065,056,205	$1,088,641,753

Capital share transactions - shares:
Shares issued:
Initial Class	58,296	295,166
Service Class	158,897	216,681

	217,193	511,847

Shares reinvested:
Initial Class	—	750,199
Service Class	—	10,610,737

	—	11,360,936

Shares redeemed:
Initial Class	(402,082)	(771,174)
Service Class	(4,670,496)	(9,615,663)

	(5,072,578)	(10,386,837)

Net increase (decrease) in shares outstanding:
Initial Class	(343,786)	274,191
Service Class	(4,511,599)	1,211,755

	(4,855,385)	1,485,946

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$11.52		$15.60	$16.13	$15.08	$13.96	$15.16

Investment operations:
Net investment income (loss) (A)	0.14		0.20	0.22	0.27	0.33	0.32
Net realized and unrealized gain (loss)	0.28		(2.46)	0.57	1.55	1.36	(0.74)

Total investment operations	0.42		(2.26)	0.79	1.82	1.69	(0.42)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.27)	(0.31)	(0.38)	(0.37)	(0.34)
Net realized gains	—		(1.55)	(1.01)	(0.39)	(0.20)	(0.44)

Total dividends and/or distributions to shareholders	—		(1.82)	(1.32)	(0.77)	(0.57)	(0.78)

Net asset value, end of period/year	$11.94		$11.52	$15.60	$16.13	$15.08	$13.96

Total return	3.65	%(B)	(14.80)%	4.91%	12.36%	12.18%	(2.94)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$61,811		$63,613	$81,871	$83,030	$79,367	$80,793
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.76	%(D)	0.75%	0.77%	0.78%	0.77%	0.78%
Including waiver and/or reimbursement and recapture	0.76	%(D)	0.75%	0.77%	0.78%	0.77%	0.77%
Net investment income (loss) to average net assets	2.34	%(D)	1.52%	1.39%	1.77%	2.20%	2.18%
Portfolio turnover rate	36	%(B)	106%	83%	73%	45%	58%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$12.33		$16.54	$17.03	$15.88	$14.67	$15.89

Investment operations:
Net investment income (loss) (A)	0.13		0.18	0.19	0.25	0.30	0.30
Net realized and unrealized gain (loss)	0.30		(2.61)	0.59	1.63	1.44	(0.78)

Total investment operations	0.43		(2.43)	0.78	1.88	1.74	(0.48)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.23)	(0.26)	(0.34)	(0.33)	(0.30)
Net realized gains	—		(1.55)	(1.01)	(0.39)	(0.20)	(0.44)

Total dividends and/or distributions to shareholders	—		(1.78)	(1.27)	(0.73)	(0.53)	(0.74)

Net asset value, end of period/year	$12.76		$12.33	$16.54	$17.03	$15.88	$14.67

Total return	3.49	%(B)	(15.03)%	4.63%	12.10%	11.91%	(3.19)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,003,245		$1,025,029	$1,354,922	$1,392,332	$1,308,451	$1,234,443
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	1.01	%(D)	1.00%	1.02%	1.03%	1.02%	1.03%
Including waiver and/or reimbursement and recapture	1.01	%(D)	1.00%	1.02%	1.03%	1.02%	1.02%
Net investment income (loss) to average net assets	2.09	%(D)	1.26%	1.14%	1.52%	1.95%	1.93%
Portfolio turnover rate	36	%(B)	106%	83%	73%	45%	58%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2023 by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2023, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2023, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2023, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$1,020,678	$—	$—	$—	$1,020,678
Common Stocks	1,352,037	—	—	—	1,352,037
Total Securities Lending Transactions	$2,372,715	$—	$—	$—	$2,372,715
Total Borrowings	$2,372,715	$—	$—	$—	$2,372,715

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2023, if any, are listed within the Schedule of Investments.

Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2023.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$1,110,633	$287,751	$155,327	$—	$—	$1,553,711
Total	$1,110,633	$287,751	$155,327	$—	$—	$1,553,711

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$(5,175,153)	$(758,554)	$(927,812)	$—	$—	$(6,861,519)
Total	$(5,175,153)	$(758,554)	$(927,812)	$—	$—	$(6,861,519)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)

Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2023.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(1,794,255)	$(827,338)	$(5,394,152)	$—	$—	$(8,015,745)
Total	$(1,794,255)	$(827,338)	$(5,394,152)	$—	$—	$(8,015,745)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(6,228,999)	$(470,803)	$(2,600,791)	$—	$—	$(9,300,593)
Total	$(6,228,999)	$(470,803)	$(2,600,791)	$—	$—	$(9,300,593)

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2023.

Futures contracts:
Average notional value of contracts — long	$365,783,151
Average notional value of contracts — short	(172,823,737)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. RISK FACTORS (continued)

declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). The UK Financial Conduct Authority and LIBOR’s administrator announced that the use of LIBOR will be phased out; most LIBOR rates are no longer published as of the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that a subset of LIBOR rates may be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $500 million	0.730%
Over $500 million up to $750 million	0.705
Over $750 million up to $1.5 billion	0.680
Over $1.5 billion up to $2.5 billion	0.670
Over $2.5 billion	0.650

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.82%	May 1, 2024
Service Class	1.07	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 266,405,725	$ 108,924,389	$ 313,251,961	$ 122,471,816

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,111,553,787	$ 30,788,112	$ (75,109,012)	$ (44,320,900)

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

In December 2022, FASB issued Accounting Standards Update No. 2022-06 (“ASU 2022-06”), “Reference Rate Reform (Topic 848)”. ASU 2022-06 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

11. NEW ACCOUNTING PRONOUNCEMENTS (continued)

a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2022-06 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024 for all entities. Management does not expect ASU 2022-06 to have a material impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica JPMorgan Tactical Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 3-year period and below the median for the past 1-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its composite benchmark for the past 3-year period and below its composite benchmark for the past 1-, 5- and 10-year periods. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2023.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica JPMorgan Tactical Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Madison Diversified Income VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Service Class	$1,000.00	$1,002.70	$5.31	$1,019.50	$5.36	1.07%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	39.1%
Corporate Debt Securities	21.0
U.S. Government Agency Obligations	20.6
U.S. Government Obligations	13.9
Asset-Backed Securities	2.4
Mortgage-Backed Securities	2.0
Municipal Government Obligations	0.4
Other Investment Company	0.4
Repurchase Agreement	0.3
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 39.1%
Air Freight & Logistics - 0.4%
United Parcel Service, Inc., Class B	3,300	$591,525

Banks - 2.3%
JPMorgan Chase & Co.	8,150	1,185,336
Northern Trust Corp.	9,400	696,916
US Bancorp	36,600	1,209,264

		3,091,516

Beverages - 1.4%
Coca-Cola Co.	14,800	891,256
PepsiCo, Inc.	5,100	944,622

		1,835,878

Capital Markets - 3.7%
BlackRock, Inc.	2,300	1,589,622
CME Group, Inc.	9,500	1,760,255
Morgan Stanley	19,600	1,673,840

		5,023,717

Chemicals - 1.3%
Air Products & Chemicals, Inc.	5,625	1,684,856

Communications Equipment - 1.5%
Cisco Systems, Inc.	40,200	2,079,948

Consumer Staples Distribution & Retail - 0.7%
Target Corp.	7,000	923,300

Electric Utilities - 1.5%
NextEra Energy, Inc.	27,700	2,055,340

Electrical Equipment - 0.4%
Emerson Electric Co.	6,600	596,574

Energy Equipment & Services - 1.2%
Baker Hughes Co.	50,900	1,608,949

Food Products - 0.9%
Archer-Daniels-Midland Co.	16,900	1,276,964

Ground Transportation - 0.6%
Union Pacific Corp.	4,150	849,173

Health Care Equipment & Supplies - 1.5%
Medtronic PLC	23,300	2,052,730

Hotels, Restaurants & Leisure - 1.3%
McDonald’s Corp.	2,925	872,849
Starbucks Corp.	8,700	861,822

		1,734,671

Household Products - 0.7%
Procter & Gamble Co.	5,950	902,853

Industrial Conglomerates - 1.1%
Honeywell International, Inc.	7,300	1,514,750

Insurance - 1.3%
Aflac, Inc.	14,700	1,026,060
Travelers Cos., Inc.	4,246	737,360

		1,763,420

Machinery - 1.3%
Caterpillar, Inc.	7,150	1,759,258

Media - 1.3%
Comcast Corp., Class A	42,500	1,765,875

Metals & Mining - 0.7%
Newmont Corp.	22,200	947,052

Oil, Gas & Consumable Fuels - 3.1%
Chevron Corp.	11,000	1,730,850

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	10,300	$ 1,178,732
Kinder Morgan, Inc.	76,400	1,315,608

		4,225,190

Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	20,700	1,323,765
Johnson & Johnson	11,450	1,895,204
Pfizer, Inc.	34,400	1,261,792

		4,480,761

Professional Services - 1.0%
Automatic Data Processing, Inc.	3,225	708,823
Paychex, Inc.	5,250	587,317

		1,296,140

Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.	3,750	730,538
Texas Instruments, Inc.	8,500	1,530,170

		2,260,708

Specialized REITs - 1.2%
American Tower Corp.	8,125	1,575,763

Specialty Retail - 2.3%
Home Depot, Inc.	5,925	1,840,542
Lowe’s Cos., Inc.	5,550	1,252,635

		3,093,177

Trading Companies & Distributors - 1.4%
Fastenal Co.	32,600	1,923,074

Total Common Stocks (Cost $48,601,834)		52,913,162

	Principal	Value
ASSET-BACKED SECURITIES - 2.4%
CCG Receivables Trust Series 2020-1, Class A2, 0.54%, 12/14/2027 (A)	$55,753	55,073
Chesapeake Funding II LLC
Series 2020-1A, Class A1,
0.87%, 08/15/2032 (A)	48,843	48,599
Series 2023-1A, Class A1,
5.65%, 05/15/2035 (A)	487,868	483,923
CNH Equipment Trust Series 2023-A, Class AB, 4.81%, 08/15/2028	500,000	494,833
Dell Equipment Finance Trust Series 2023-2, Class A2, 5.84%, 01/22/2029 (A)	200,000	200,297
Donlen Fleet Lease Funding 2 LLC Series 2021-2, Class A2, 0.56%, 12/11/2034 (A)	176,265	171,803
Enterprise Fleet Financing LLC
Series 2022-4, Class A2,
5.76%, 10/22/2029 (A)	350,000	348,648
Series 2023-1, Class A2,
5.51%, 01/22/2029 (A)	250,000	247,871
JPMorgan Chase Bank NA - CACLN
Series 2020-2, Class B,
0.84%, 02/25/2028 (A)	76,903	75,597

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
JPMorgan Chase Bank NA - CACLN (continued)
Series 2021-1, Class B,
0.88%, 09/25/2028 (A)	$ 113,880	$ 110,448
Series 2021-2, Class B,
0.89%, 12/26/2028 (A)	138,680	134,082
Series 2021-3, Class C,
0.86%, 02/26/2029 (A)	145,331	138,184
LAD Auto Receivables Trust Series 2023-2A, Class A2, 5.93%, 06/15/2027 (A)	250,000	248,775
Santander Revolving Auto Loan Trust Series 2019-A, Class C, 3.00%, 01/26/2032 (A)	350,000	328,392
Towd Point HE Trust Series 2021-HE1, Class A1, 0.92% (B), 02/25/2063 (A)	138,218	128,476
Verizon Owner Trust Series 2020-A, Class B, 1.98%, 07/22/2024	11,445	11,425

Total Asset-Backed Securities (Cost $3,312,540)		3,226,426

CORPORATE DEBT SECURITIES - 21.0%
Aerospace & Defense - 0.5%
Boeing Co.
3.63%, 02/01/2031	75,000	67,524
5.81%, 05/01/2050	150,000	148,886
Northrop Grumman Corp. 2.93%, 01/15/2025	200,000	192,154
Textron, Inc. 2.45%, 03/15/2031	250,000	206,100

		614,664

Automobiles - 0.1%
General Motors Financial Co., Inc. 5.85%, 04/06/2030	150,000	148,621

Banks - 4.0%
Bank of America Corp.
Fixed until 03/11/2026, 1.66% (B), 03/11/2027	200,000	179,924
Fixed until 06/14/2028, 2.09% (B), 06/14/2029	300,000	255,404
Fixed until 03/08/2032, 3.85% (B), 03/08/2037	250,000	213,700
Bank of Montreal
3.30%, 02/05/2024	165,000	162,496
5.20%, 02/01/2028	200,000	199,594
Citigroup, Inc. Fixed until 05/24/2032, 4.91% (B), 05/24/2033	200,000	193,452
Fifth Third Bancorp
2.55%, 05/05/2027	225,000	198,683
Fixed until 04/25/2032, 4.34% (B), 04/25/2033	200,000	176,120
Huntington Bancshares, Inc. Fixed until 08/15/2031, 2.49% (B), 08/15/2036	300,000	211,418
Huntington National Bank
3.55%, 10/06/2023	250,000	247,969

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Huntington National Bank (continued)
Fixed until 05/16/2024, 4.01% (B), 05/16/2025	$ 250,000	$ 240,290
JPMorgan Chase & Co. Fixed until 02/04/2026, 1.04% (B), 02/04/2027	500,000	445,324
Mitsubishi UFJ Financial Group, Inc. Fixed until 02/22/2030, 5.48% (B), 02/22/2031	250,000	248,566
PNC Bank NA 2.70%, 10/22/2029	125,000	104,402
PNC Financial Services Group, Inc. 3.45%, 04/23/2029	250,000	225,016
Regions Financial Corp. 1.80%, 08/12/2028	250,000	201,865
Royal Bank of Canada 4.90%, 01/12/2028	200,000	197,303
Toronto-Dominion Bank
4.46%, 06/08/2032	250,000	237,128
5.16%, 01/10/2028	200,000	198,616
Truist Bank 2.25%, 03/11/2030	150,000	119,132
Truist Financial Corp.
Fixed until 03/02/2026, 1.27% (B), 03/02/2027	300,000	264,463
Fixed until 01/26/2033, 5.12% (B), 01/26/2034	200,000	189,446
5.87% (B), 06/08/2034	300,000	300,020
US Bancorp Fixed until 02/01/2033, 4.84% (B), 02/01/2034	225,000	210,608
Wells Fargo & Co. Fixed until 04/30/2025, 2.19% (B), 04/30/2026	250,000	234,194

		5,455,133

Beverages - 0.1%
Keurig Dr. Pepper, Inc. 3.80%, 05/01/2050	200,000	157,232

Biotechnology - 0.2%
Amgen, Inc. 5.65%, 03/02/2053	200,000	202,063

Building Products - 0.1%
Carrier Global Corp. 3.58%, 04/05/2050	100,000	73,764

Capital Markets - 1.5%
BlackRock, Inc. 2.10%, 02/25/2032	350,000	282,109
Goldman Sachs BDC, Inc. 2.88%, 01/15/2026	200,000	183,639
Goldman Sachs Group, Inc. Fixed until 10/21/2026, 1.95% (B), 10/21/2027	500,000	444,611
Jefferies Financial Group, Inc. 2.63%, 10/15/2031	250,000	193,761
KKR Group Finance Co. VIII LLC 3.50%, 08/25/2050 (A)	250,000	169,903
Morgan Stanley
Fixed until 04/28/2031, 1.93% (B), 04/28/2032	250,000	195,085

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Morgan Stanley (continued)
Fixed until 04/28/2025, 2.19% (B), 04/28/2026	$ 125,000	$ 117,319
Fixed until 01/19/2033, 5.95% (B), 01/19/2038	100,000	98,658
State Street Corp. Fixed until 11/01/2029, 3.03% (B), 11/01/2034	125,000	106,435
UBS Group AG Fixed until 08/05/2026, 4.70% (B), 08/05/2027 (A)	200,000	191,132

		1,982,652

Chemicals - 0.5%
International Flavors & Fragrances, Inc. 3.47%, 12/01/2050 (A)	500,000	333,538
LYB International Finance III LLC 3.63%, 04/01/2051	200,000	138,114
Nutrien Ltd. 5.80%, 03/27/2053	250,000	250,456

		722,108

Construction & Engineering - 0.3%
Quanta Services, Inc. 2.90%, 10/01/2030	450,000	380,836

Construction Materials - 0.3%
Martin Marietta Materials, Inc. 3.20%, 07/15/2051	250,000	173,760
Vulcan Materials Co. 3.50%, 06/01/2030	275,000	248,330

		422,090

Consumer Finance - 0.7%
American Express Co. 5.85%, 11/05/2027	250,000	255,950
Capital One Financial Corp.
Fixed until 03/01/2029, 3.27% (B), 03/01/2030	200,000	169,747
Fixed until 05/10/2027, 4.93% (B), 05/10/2028	200,000	189,710
Fixed until 06/08/2028, 6.31% (B), 06/08/2029	200,000	198,604
Synchrony Financial 3.70%, 08/04/2026	100,000	89,689

		903,700

Consumer Staples Distribution & Retail - 0.4%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	325,000	256,978
2.50%, 02/10/2041 (A)	250,000	166,952
Walgreens Boots Alliance, Inc. 3.45%, 06/01/2026	88,000	82,509

		506,439

Containers & Packaging - 0.3%
WRKCo, Inc.
3.00%, 06/15/2033 (C)	300,000	243,844
3.90%, 06/01/2028	125,000	116,366

		360,210

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs - 0.2%
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032	$ 200,000	$ 161,305
Healthpeak OP LLC 3.25%, 07/15/2026	150,000	139,606

		300,911

Diversified Telecommunication Services - 0.2%
AT&T, Inc.
2.25%, 02/01/2032	300,000	238,305
4.75%, 05/15/2046	75,000	66,136

		304,441

Electric Utilities - 1.1%
Berkshire Hathaway Energy Co. 1.65%, 05/15/2031	200,000	154,981
DTE Electric Co. 5.40%, 04/01/2053	250,000	257,486
Duke Energy Corp. 3.75%, 09/01/2046	250,000	188,734
Interstate Power & Light Co. 3.50%, 09/30/2049	225,000	163,406
NextEra Energy Capital Holdings, Inc. 1.90%, 06/15/2028	400,000	342,445
PacifiCorp 5.50%, 05/15/2054	250,000	234,254
PECO Energy Co. 3.05%, 03/15/2051	250,000	172,432

		1,513,738

Electronic Equipment, Instruments & Components - 0.2%
TD SYNNEX Corp. 2.65%, 08/09/2031	150,000	114,920
Vontier Corp. 1.80%, 04/01/2026	200,000	177,553

		292,473

Energy Equipment & Services - 0.2%
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (A)	292,000	275,040

Financial Services - 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	350,000	314,098
4.63%, 10/15/2027	250,000	236,797
Avolon Holdings Funding Ltd. 2.13%, 02/21/2026 (A)	350,000	310,685
Fiserv, Inc. 3.50%, 07/01/2029	450,000	410,177
Western Union Co. 2.85%, 01/10/2025	150,000	142,655

		1,414,412

Food Products - 0.5%
Hormel Foods Corp. 1.80%, 06/11/2030	150,000	125,150
Mars, Inc.
2.38%, 07/16/2040 (A)	350,000	239,988
3.95%, 04/01/2049 (A)	300,000	252,511

		617,649

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies - 0.2%
GE HealthCare Technologies, Inc. 5.60%, 11/15/2025	$ 250,000	$ 250,111

Health Care Providers & Services - 1.0%
Cigna Group
4.38%, 10/15/2028	50,000	48,331
4.90%, 12/15/2048	100,000	92,927
CVS Health Corp.
2.63%, 08/15/2024	200,000	193,406
5.13%, 07/20/2045	250,000	230,935
Health Care Service Corp. A Mutual Legal Reserve Co. 2.20%, 06/01/2030 (A)	350,000	288,881
UnitedHealth Group, Inc.
2.30%, 05/15/2031	300,000	253,567
3.70%, 08/15/2049	250,000	200,516

		1,308,563

Health Care REITs - 0.1%
Omega Healthcare Investors, Inc. 3.38%, 02/01/2031 (C)	225,000	178,228

Hotels, Restaurants & Leisure - 0.2%
Expedia Group, Inc. 3.25%, 02/15/2030	250,000	217,490

Insurance - 1.4%
Aflac, Inc. 4.75%, 01/15/2049	250,000	232,495
American International Group, Inc. 4.75%, 04/01/2048	100,000	89,580
Athene Global Funding 1.45%, 01/08/2026 (A)	500,000	438,467
Belrose Funding Trust 2.33%, 08/15/2030 (A)	250,000	191,364
Berkshire Hathaway Finance Corp. 3.85%, 03/15/2052	200,000	165,096
Empower Finance 2020 LP 3.08%, 09/17/2051 (A)	350,000	224,677
Five Corners Funding Trust II 2.85%, 05/15/2030 (A)	250,000	212,281
Liberty Mutual Group, Inc. 3.95%, 05/15/2060 (A)	100,000	70,625
Old Republic International Corp. 3.85%, 06/11/2051	250,000	178,123
Teachers Insurance & Annuity Association of America 3.30%, 05/15/2050 (A)	200,000	138,120

		1,940,828

Media - 0.1%
Comcast Corp. 3.40%, 04/01/2030	50,000	45,901
Discovery Communications LLC 5.00%, 09/20/2037	125,000	106,916

		152,817

Office REITs - 0.3%
Alexandria Real Estate Equities, Inc. 4.75%, 04/15/2035	400,000	370,942

Oil, Gas & Consumable Fuels - 2.1%
ConocoPhillips Co. 4.15%, 11/15/2034	129,000	117,447

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Eastern Gas Transmission & Storage, Inc. 3.00%, 11/15/2029	$ 250,000	$ 217,454
Enbridge, Inc. 5.70%, 03/08/2033	125,000	126,615
Energy Transfer LP 5.25%, 04/15/2029	100,000	97,591
Enterprise Products Operating LLC 5.35%, 01/31/2033	125,000	127,060
Exxon Mobil Corp. 4.11%, 03/01/2046	225,000	197,525
Kinder Morgan, Inc. 5.55%, 06/01/2045	350,000	321,793
Marathon Petroleum Corp.
3.80%, 04/01/2028	300,000	278,372
4.70%, 05/01/2025	200,000	196,238
MPLX LP 2.65%, 08/15/2030	400,000	334,478
Phillips 66 4.65%, 11/15/2034	100,000	94,371
Valero Energy Corp.
4.00%, 06/01/2052 (C)	100,000	75,246
6.63%, 06/15/2037	250,000	268,118
Valero Energy Partners LP 4.50%, 03/15/2028	400,000	384,698

		2,837,006

Passenger Airlines - 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028 (A)	250,000	242,523

Pharmaceuticals - 0.9%
Pfizer Investment Enterprises Pte Ltd.
5.30%, 05/19/2053	500,000	519,629
5.34%, 05/19/2063	250,000	252,665
Royalty Pharma PLC
2.20%, 09/02/2030	200,000	160,712
3.55%, 09/02/2050	400,000	268,987

		1,201,993

Retail REITs - 0.1%
Realty Income Corp. 4.85%, 03/15/2030	200,000	193,253

Semiconductors & Semiconductor Equipment - 0.3%
Broadcom, Inc. 3.19%, 11/15/2036 (A)	9,000	6,797
Intel Corp. 3.73%, 12/08/2047	400,000	310,450
Lam Research Corp. 1.90%, 06/15/2030	150,000	124,933

		442,180

Software - 0.4%
Oracle Corp. 3.95%, 03/25/2051	250,000	189,299
Salesforce, Inc. 2.90%, 07/15/2051	250,000	175,245
VMware, Inc. 2.20%, 08/15/2031	250,000	196,407

		560,951

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialized REITs - 0.2%
Public Storage 1.95%, 11/09/2028	$ 125,000	$ 107,139
Weyerhaeuser Co. 3.38%, 03/09/2033	200,000	171,870

		279,009

Specialty Retail - 0.5%
Advance Auto Parts, Inc. 1.75%, 10/01/2027	250,000	207,727
Home Depot, Inc. 3.35%, 04/15/2050	125,000	95,243
Lowe’s Cos., Inc. 3.00%, 10/15/2050	450,000	294,253
Tractor Supply Co. 5.25%, 05/15/2033	100,000	99,183

		696,406

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC/EMC Corp.
3.45%, 12/15/2051 (A)	250,000	167,431
8.35%, 07/15/2046	19,000	23,233
HP, Inc. 2.65%, 06/17/2031	500,000	402,637

		593,301

Trading Companies & Distributors - 0.2%
Air Lease Corp. 2.88%, 01/15/2026	250,000	231,202

Total Corporate Debt Securities (Cost $32,649,200)		28,344,979

MORTGAGE-BACKED SECURITIES - 2.0%
Bunker Hill Loan Depositary Trust Series 2020-1, Class A1, 1.72% (B), 02/25/2055 (A)	109,015	103,303
CIM Trust Series 2021-J2, Class A4, 2.50% (B), 04/25/2051 (A)	295,631	254,008
GCAT Trust Series 2021-NQM1, Class A1, 0.87% (B), 01/25/2066 (A)	165,498	137,569
GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ6, Class A2, 2.50% (B), 05/25/2051 (A)	162,122	131,104
JPMorgan Mortgage Trust
Series 2021-1, Class A3,
2.50% (B), 06/25/2051 (A)	474,460	381,310
Series 2021-3, Class A3,
2.50% (B), 07/25/2051 (A)	218,738	176,007
Series 2021-6, Class A4,
2.50% (B), 10/25/2051 (A)	596,320	511,386
JPMorgan Wealth Management Series 2020-ATR1, Class A3, 3.00% (B), 02/25/2050 (A)	113,036	93,076
PSMC Trust Series 2021-1, Class A11, 2.50% (B), 03/25/2051 (A)	352,066	300,580
RCKT Mortgage Trust Series 2021-6, Class A5, 2.50% (B), 12/25/2051 (A)	343,739	291,868

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust Series 2013-7, Class A2, 3.00% (B), 06/25/2043	$ 217,945	$ 188,145
Wells Fargo Mortgage-Backed Securities Trust Series 2021-INV2, Class A2, 2.50% (B), 09/25/2051 (A)	212,958	171,415

Total Mortgage-Backed Securities (Cost $3,328,761)		2,739,771

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
Massachusetts - 0.0% (D)
University of Massachusetts Building Authority, Revenue Bonds, 6.57%, 05/01/2039	35,000	35,031

New York - 0.3%
Metropolitan Transportation Authority, Revenue Bonds, 6.55%, 11/15/2031	340,000	357,814

Oregon - 0.1%
Hillsboro School District No. 1J, General Obligation Limited, 4.36%, 06/30/2034	200,000	192,588

Total Municipal Government Obligations (Cost $652,859)		585,433

U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.6%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/2041 - 12/01/2051	1,344,109	1,126,679
2.50%, 02/01/2032 - 01/01/2052	2,508,808	2,175,162
3.00%, 09/01/2042 - 08/01/2052	1,958,613	1,755,116
3.50%, 11/01/2040 - 05/01/2052	2,107,082	1,935,934
4.00%, 04/01/2033 - 03/01/2047	189,948	183,821
4.50%, 02/01/2025 - 12/01/2052	527,719	516,073
5.00%, 11/01/2052 - 02/01/2053	1,401,539	1,375,942
5.50%, 01/01/2037 - 06/01/2053	1,535,707	1,535,103
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.65%, 08/25/2026	500,000	467,937
2.98%, 11/25/2025	181,004	173,905
3.12%, 06/25/2027	750,000	706,730
3.35%, 01/25/2028	400,000	378,984
Federal Home Loan Mortgage Corp. REMICS 5.00%, 07/15/2036	82,052	80,728
Federal Home Loan Mortgage Corp. STACR REMICS Trust 1-Month SOFR Average + 0.75%, 5.82% (B), 10/25/2033 (A)	148,247	147,320
Federal National Mortgage Association
2.50%, 06/01/2031 - 04/01/2052	3,717,538	3,240,769
3.00%, 12/01/2028 - 01/01/2049	1,866,629	1,715,617
3.10% (B), 07/25/2024	178,519	173,844
3.20% (B), 11/25/2027	426,845	401,579
3.50%, 12/01/2031 - 08/01/2052	2,548,567	2,351,963
4.00%, 02/01/2035 - 05/01/2052	3,104,458	2,936,249
4.50%, 05/01/2038 - 09/01/2052	1,987,669	1,931,003
5.00%, 10/01/2052 - 12/01/2052	1,195,496	1,172,385
5.50%, 10/01/2052	321,316	320,039

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMICS
1.38%, 09/25/2027	$ 312,249	$ 290,383
3.50%, 04/25/2031	128,215	122,188
FREMF Mortgage Trust
3.71% (B), 03/25/2053 (A)	250,000	220,506
3.85% (B), 01/25/2048 (A)	410,000	393,404
Government National Mortgage Association
3.50%, 12/15/2042	35,676	33,656
4.00%, 12/15/2039	4,484	4,340
4.50%, 08/15/2040	1,863	1,839

Total U.S. Government Agency Obligations (Cost $29,806,801)		27,869,198

U.S. GOVERNMENT OBLIGATIONS - 13.9%
U.S. Treasury - 13.9%
U.S. Treasury Bonds
1.88%, 02/15/2051	460,000	304,049
2.00%, 02/15/2050	1,000,000	684,180
2.50%, 02/15/2045	1,000,000	772,695
2.75%, 08/15/2042 - 11/15/2042	1,800,000	1,479,868
3.00%, 05/15/2047	750,000	630,264
3.38%, 11/15/2048	250,000	225,439
3.75%, 08/15/2041	250,000	241,123
4.38%, 05/15/2041	500,000	525,430
U.S. Treasury Notes
1.38%, 11/15/2031	1,750,000	1,442,383
1.50%, 08/15/2026	1,500,000	1,370,625
2.00%, 08/15/2025	2,500,000	2,358,105
2.38%, 05/15/2027	1,800,000	1,675,687
2.63%, 02/15/2029	2,500,000	2,315,527
2.88%, 05/15/2028	2,500,000	2,357,715
3.88%, 11/30/2029	750,000	742,939

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
4.00%, 02/29/2028	$ 1,400,000	$ 1,389,172
4.13%, 11/15/2032	250,000	255,313

Total U.S. Government Obligations (Cost $21,132,856)		18,770,514

	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (E)	501,570	501,570

Total Other Investment Company (Cost $501,570)		501,570

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 2.30% (E), dated 06/30/2023, to be repurchased at $388,152 on 07/03/2023. Collateralized by a U.S. Government Obligation, 4.63%, due 03/15/2026, and with a value of $395,864.	$388,078	388,078

Total Repurchase Agreement (Cost $388,078)		388,078

Total Investments (Cost $140,374,499)		135,339,131
Net Other Assets (Liabilities) - (0.1)%		(85,829)

Net Assets - 100.0%		$135,253,302

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$52,913,162	$—	$—	$52,913,162
Asset-Backed Securities	—	3,226,426	—	3,226,426
Corporate Debt Securities	—	28,344,979	—	28,344,979
Mortgage-Backed Securities	—	2,739,771	—	2,739,771
Municipal Government Obligations	—	585,433	—	585,433
U.S. Government Agency Obligations	—	27,869,198	—	27,869,198
U.S. Government Obligations	—	18,770,514	—	18,770,514
Other Investment Company	501,570	—	—	501,570
Repurchase Agreement	—	388,078	—	388,078

Total Investments	$53,414,732	$81,924,399	$—	$135,339,131

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Madison Diversified Income VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the total value of 144A securities is $10,210,917, representing 7.5% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $490,891, collateralized by cash collateral of $501,570. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rates disclosed reflect the yields at June 30, 2023.
(F)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Madison Diversified Income VP

STATEMENT OF ASSETS AND LIABILITIES At June 30, 2023 (unaudited)

Assets:
Investments, at value (cost $139,986,421) (including securities loaned of $490,891)	$134,951,053
Repurchase agreement, at value (cost $388,078)	388,078
Receivables and other assets:
Net income from securities lending	121
Shares of beneficial interest sold	8,376
Dividends	74,441
Interest	527,947
Prepaid expenses	728

Total assets	135,950,744

Liabilities:
Cash collateral received upon return of:
Securities on loan	501,570
Payables and other liabilities:
Shares of beneficial interest redeemed	43,624
Investment management fees	81,139
Distribution and service fees	27,788
Transfer agent costs	187
Trustee and CCO fees	558
Audit and tax fees	17,727
Custody fees	14,509
Legal fees	2,287
Printing and shareholder reports fees	2,664
Other accrued expenses	5,389

Total liabilities	697,442

Net assets	$135,253,302

Net assets consist of:
Capital stock ($0.01 par value)	$119,440
Additional paid-in capital	131,401,776
Total distributable earnings (accumulated losses)	3,732,086

Net assets	$135,253,302

Shares outstanding	11,944,022

Net asset value and offering price per share	$11.32

STATEMENT OF OPERATIONS

For the period ended June 30, 2023 (unaudited)

Investment Income:
Dividend income	$748,221
Interest income	1,343,136
Net income from securities lending	2,185

Total investment income	2,093,542

Expenses:
Investment management fees	507,078
Distribution and service fees	173,657
Transfer agent costs	861
Trustee and CCO fees	2,930
Audit and tax fees	18,033
Custody fees	17,501
Legal fees	4,512
Printing and shareholder reports fees	5,409
Other	10,477

Total expenses	740,458

Net investment income (loss)	1,353,084

Net realized gain (loss) on:
Investments	(1,067,270)

Net change in unrealized appreciation (depreciation) on:
Investments	127,183

Net realized and change in unrealized gain (loss)	(940,087)

Net increase (decrease) in net assets resulting from operations	$412,997

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Madison Diversified Income VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$1,353,084	$2,576,553
Net realized gain (loss)	(1,067,270)	5,964,623
Net change in unrealized appreciation (depreciation)	127,183	(26,299,918)

Net increase (decrease) in net assets resulting from operations	412,997	(17,758,742)

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(24,055,246)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(24,055,246)

Capital share transactions:
Proceeds from shares sold	2,420,511	6,072,433
Dividends and/or distributions reinvested	—	24,055,246
Cost of shares redeemed	(11,020,550)	(20,905,560)

Net increase (decrease) in net assets resulting from capital share transactions	(8,600,039)	9,222,119

Net increase (decrease) in net assets	(8,187,042)	(32,591,869)

Net assets:
Beginning of period/year	143,440,344	176,032,213

End of period/year	$135,253,302	$143,440,344

Capital share transactions - shares:
Shares issued	213,033	488,280
Shares reinvested	—	2,093,581
Shares redeemed	(973,014)	(1,592,237)

Net increase (decrease) in shares outstanding	(759,981)	989,624

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$11.29		$15.03	$14.34	$13.84	$12.54	$13.08

Investment operations:
Net investment income (loss) (A)	0.11		0.22	0.18	0.21	0.21	0.23
Net realized and unrealized gain (loss)	(0.08)		(1.74)	0.94	0.86	1.65	(0.32)

Total investment operations	0.03		(1.52)	1.12	1.07	1.86	(0.09)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.23)	(0.24)	(0.23)	(0.21)	(0.19)
Net realized gains	—		(1.99)	(0.19)	(0.34)	(0.35)	(0.26)

Total dividends and/or distributions to shareholders	—		(2.22)	(0.43)	(0.57)	(0.56)	(0.45)

Net asset value, end of period/year	$11.32		$11.29	$15.03	$14.34	$13.84	$12.54

Total return	0.27	%(B)	(10.38)%	7.87%	7.95%	14.94%	(0.75)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$135,253		$143,440	$176,032	$210,086	$185,147	$137,727
Expenses to average net assets	1.07	%(C)	1.06%	1.05%	1.04%	1.05%	1.03%
Net investment income (loss) to average net assets	1.95	%(C)	1.69%	1.21%	1.55%	1.58%	1.80%
Portfolio turnover rate	20	%(B)	32%	33%	40%	25%	33%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Madison Diversified Income VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2023, commissions recaptured are $3,952.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels.

The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally,

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$501,570	$—	$—	$—	$501,570
Total Borrowings	$501,570	$—	$—	$—	$501,570

5. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2023, if any, are identified within the Schedule of Investments.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK FACTORS (continued)

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

Fixed-income securities risk: Risks of fixed-income securities include credit risk, interest rate risk, counterparty risk, prepayment risk, extension risk, valuation risk, and liquidity risk. The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, tariffs and trade disruptions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the Portfolio falls, the value of your investment will go down. The Portfolio may lose its entire investment in the fixed-income securities of an issuer.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily Average Net Assets (“ANA”) at the following rates:

Breakpoints	Rate
First $500 million	0.73%
Over $500 million up to $1 billion	0.70
Over $1 billion	0.68

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.09%	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Madison Diversified Income VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 17,068,855	$ 10,197,476	$ 19,693,064	$ 12,397,474

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 140,374,499	$ 7,151,954	$ (12,187,322)	$ (5,035,368)

10. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Madison Diversified Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Madison Diversified Income VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Madison Asset Management, LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Madison Diversified Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3-, 5- and 10-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and above the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Madison Diversified Income VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Market Participation Strategy VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Service Class	$1,000.00	$1,066.70	$5.02	$1,019.90	$4.91	0.98%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Short-Term U.S. Government Obligations	25.7%
U.S. Government Obligations	22.4
U.S. Government Agency Obligations	18.7
Over-the-Counter Options Purchased	14.1
Repurchase Agreement	10.4
Other Investment Company	9.1
Foreign Government Obligations	8.6
Net Other Assets (Liabilities) ^	(9.0)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 8.6%
Luxembourg - 2.0%
European Investment Bank 3.88%, 03/15/2028	$7,000,000	$6,885,001

Supranational - 4.5%
International Bank for Reconstruction & Development 0.88%, 07/15/2026 (A)	17,000,000	15,219,973

United States - 2.1%
Inter-American Development Bank 4.00%, 01/12/2028	7,000,000	6,913,084

Total Foreign Government Obligations (Cost $30,888,106)		29,018,058

U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.7%
Federal Home Loan Banks 3.25%, 11/16/2028 (A)	29,000,000	27,757,488
Federal Home Loan Mortgage Corp. 1.50%, 02/12/2025	5,000,000	4,719,105
Federal National Mortgage Association
0.63%, 04/22/2025 (A)	25,000,000	23,116,165
2.50%, 02/05/2024 (A)	500,000	491,143
6.25%, 05/15/2029 (A)	6,500,000	7,181,112

Total U.S. Government Agency Obligations (Cost $69,370,450)		63,265,013

U.S. GOVERNMENT OBLIGATIONS - 22.4%
U.S. Treasury - 22.4%
U.S. Treasury Bonds, Principal Only STRIPS Zero Coupon, 02/15/2027	18,000,000	15,409,166
U.S. Treasury Notes 1.63%, 10/31/2026	66,000,000	60,343,594

Total U.S. Government Obligations (Cost $84,138,180)		75,752,760

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 25.7%
U.S. Treasury Bills
4.99% (B), 10/26/2023 (C)	42,000,000	41,301,998

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Bills (continued)
5.08% (B), 08/22/2023	$ 43,000,000	$ 42,691,783
5.17% (B), 08/22/2023	2,700,000	2,680,647

Total Short-Term U.S. Government Obligations (Cost $86,718,976)		86,674,428

	Shares	Value
OTHER INVESTMENT COMPANY - 9.1%
Securities Lending Collateral - 9.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (B)	30,724,956	30,724,956

Total Other Investment Company (Cost $30,724,956)		30,724,956

	Principal	Value
REPURCHASE AGREEMENT - 10.4%
Fixed Income Clearing Corp., 2.30% (B), dated 06/30/2023, to be repurchased at $35,044,566 on 07/03/2023. Collateralized by a U.S. Government Obligation, 4.63%, due 03/15/2026, and with a value of $35,738,679.	$35,037,851	35,037,851

Total Repurchase Agreement (Cost $35,037,851)		35,037,851

Total Investments Excluding Options Purchased (Cost $336,878,520)		320,473,066
Total Options Purchased - 14.1% (Cost $42,564,416)		47,715,658

Total Investments (Cost $379,442,935)		368,188,724
Net Other Assets (Liabilities) - (9.0)%		(30,472,087)

Net Assets - 100.0%		$337,716,637

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Call - S&P 500® Index - Flexible Exchange Option	GSC	USD	4,450.00	08/11/2026	USD	122,385,450	275	$20,194,772	$22,112,276
Call - S&P 500® Index - Flexible Exchange Option	MSC	USD	4,460.00	08/12/2027	USD	120,160,260	270	22,369,644	25,603,382

Total								$42,564,416	$47,715,658

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	108	09/29/2023	$22,262,193	$21,961,125	$—	$(301,068)
5-Year U.S. Treasury Notes	160	09/29/2023	17,441,956	17,135,000	—	(306,956)
10-Year U.S. Treasury Notes	18	09/20/2023	2,051,101	2,020,781	—	(30,320)
30-Year U.S. Treasury Bonds	14	09/20/2023	1,781,621	1,776,688	—	(4,933)
S&P 500® E-Mini Index	73	09/15/2023	15,919,365	16,382,112	462,747	—

Total Futures Contracts					$462,747	$(643,277)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Market Participation Strategy VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Foreign Government Obligations	$—	$29,018,058	$—	$29,018,058
U.S. Government Agency Obligations	—	63,265,013	—	63,265,013
U.S. Government Obligations	—	75,752,760	—	75,752,760
Short-Term U.S. Government Obligations	—	86,674,428	—	86,674,428
Other Investment Company	30,724,956	—	—	30,724,956
Repurchase Agreement	—	35,037,851	—	35,037,851
Over-the-Counter Options Purchased	47,715,658	—	—	47,715,658

Total Investments	$78,440,614	$289,748,110	$—	$368,188,724

Other Financial Instruments
Futures Contracts (E)	$462,747	$—	$—	$462,747

Total Other Financial Instruments	$462,747	$—	$—	$462,747

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(643,277)	$—	$—	$(643,277)

Total Other Financial Instruments	$(643,277)	$—	$—	$(643,277)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $30,103,292, collateralized by cash collateral of $30,724,956. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at June 30, 2023.
(C)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $2,930,475.
(D)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(E)	Derivative instruments are valued at unrealized appreciation (depreciation).

COUNTERPARTY ABBREVIATIONS:

GSC	Goldman Sachs & Co.
MSC	Morgan Stanley & Co.

PORTFOLIO ABBREVIATION:

STRIPS	Separate Trading of Registered Interest and Principal of Securities

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Market Participation Strategy VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Investments, at value (cost $344,405,084) (including securities loaned of $30,103,292)	$333,150,873
Repurchase agreement, at value (cost $35,037,851)	35,037,851
Receivables and other assets:
Net income from securities lending	10,391
Shares of beneficial interest sold	858
Interest	696,532
Variation margin receivable on futures contracts	201,267
Prepaid expenses	1,663

Total assets	369,099,435

Liabilities:
Cash collateral received upon return of:
Securities on loan	30,724,956
Payables and other liabilities:
Shares of beneficial interest redeemed	354,607
Investment management fees	187,470
Distribution and service fees	68,923
Transfer agent costs	468
Trustee and CCO fees	1,227
Audit and tax fees	12,672
Custody fees	11,835
Legal fees	5,992
Printing and shareholder reports fees	6,853
Other accrued expenses	7,795

Total liabilities	31,382,798

Net assets	$337,716,637

Net assets consist of:
Capital stock ($0.01 par value)	$351,941
Additional paid-in capital	357,332,823
Total distributable earnings (accumulated losses)	(19,968,127)

Net assets	$337,716,637

Shares outstanding	35,194,106

Net asset value and offering price per share	$9.60

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Interest income	$3,935,651
Net income from securities lending	64,702

Total investment income	4,000,353

Expenses:
Investment management fees	1,129,931
Distribution and service fees	415,416
Transfer agent costs	2,054
Trustee and CCO fees	6,861
Audit and tax fees	13,368
Custody fees	14,141
Legal fees	11,075
Printing and shareholder reports fees	14,894
Other	14,009

Total expenses	1,621,749

Net investment income (loss)	2,378,604

Net realized gain (loss) on:
Investments	(576,210)
Futures contracts	944,682

Net realized gain (loss)	368,472

Net change in unrealized appreciation (depreciation) on:
Investments	17,062,210
Futures contracts	1,520,285

Net change in unrealized appreciation (depreciation)	18,582,495

Net realized and change in unrealized gain (loss)	18,950,967

Net increase (decrease) in net assets resulting from operations	$21,329,571

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Market Participation Strategy VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$2,378,604	$1,311,755
Net realized gain (loss)	368,472	(12,025,189)
Net change in unrealized appreciation (depreciation)	18,582,495	(56,719,412)

Net increase (decrease) in net assets resulting from operations	21,329,571	(67,432,846)

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(91,332,307)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(91,332,307)

Capital share transactions:
Proceeds from shares sold	1,439,987	4,945,019
Dividends and/or distributions reinvested	—	91,332,307
Cost of shares redeemed	(21,418,135)	(61,496,360)

Net increase (decrease) in net assets resulting from capital share transactions	(19,978,148)	34,780,966

Net increase (decrease) in net assets	1,351,423	(123,984,187)

Net assets:
Beginning of period/year	336,365,214	460,349,401

End of period/year	$337,716,637	$336,365,214

Capital share transactions - shares:
Shares issued	156,452	467,812
Shares reinvested	—	9,695,574
Shares redeemed	(2,320,822)	(5,421,923)

Net increase (decrease) in shares outstanding	(2,164,370)	4,741,463

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$9.00		$14.11		$13.78	$11.70	$11.73	$12.80

Investment operations:
Net investment income (loss) (A)	0.07		0.04		0.01	0.07	0.12	0.11
Net realized and unrealized gain (loss)	0.53		(2.07)		1.92	2.29	1.93	(0.41)

Total investment operations	0.60		(2.03)		1.93	2.36	2.05	(0.30)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.00	)(B)	(0.07)	(0.13)	(0.12)	(0.05)
Net realized gains	—		(3.08)		(1.53)	(0.15)	(1.96)	(0.72)

Total dividends and/or distributions to shareholders	—		(3.08)		(1.60)	(0.28)	(2.08)	(0.77)

Net asset value, end of period/year	$9.60		$9.00		$14.11	$13.78	$11.70	$11.73

Total return	6.67	%(C)	(15.30)%		14.45%	20.33%	18.58%	(2.73)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$337,717		$336,365		$460,349	$467,693	$427,339	$412,353
Expenses to average net assets	0.98	%(D)	0.97%		0.96%	0.97%	0.97%	0.96%
Net investment income (loss) to average net assets	1.43	%(D)	0.35%		0.04%	0.52%	1.02%	0.84%
Portfolio turnover rate	7	%(C)	3%		72%	51%	32%	42%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Market Participation Strategy VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2023 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Foreign Government Obligations	$6,130,124	$—	$—	$—	$6,130,124
U.S. Government Agency Obligations	24,594,832	—	—	—	24,594,832
Total Securities Lending Transactions	$30,724,956	$—	$—	$—	$30,724,956
Total Borrowings	$30,724,956	$—	$—	$—	$30,724,956

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Open option contracts at June 30, 2023, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2023, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2023.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value (A)	$—	$—	$47,715,658	$—	$—	$47,715,658
Futures contracts:
Total distributable earnings (accumulated losses) (A)(B)	—	—	462,747	—	—	462,747
Total	$—	$—	$48,178,405	$—	$—	$48,178,405

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A)(B)	$(643,277)	$—	$—	$—	$—	$(643,277)
Total	$(643,277)	$—	$—	$—	$—	$(643,277)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2023.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$(938,185)	$—	$1,882,867	$—	$—	$944,682
Total	$(938,185)	$—	$1,882,867	$—	$—	$944,682

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$16,036,329	$—	$—	$16,036,329
Futures contracts	(467,785)	—	1,988,070	—	—	1,520,285
Total	$(467,785)	$—	$18,024,399	$—	$—	$17,556,614

(A)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2023.

Options:
Average value of option contracts purchased	$35,937,024
Futures contracts:
Average notional value of contracts — long	85,668,878

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK FACTORS (continued)

interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. The sub-adviser’s decisions whether and when to tactically overweight or underweight asset classes, create and apply formulas for de-risking or ending de-risking may not produce the desired results. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy or other issuer is incorrect.

Tactical asset allocation risk: Tactical asset allocation is an investment strategy that actively adjusts a portfolio’s asset allocation. The Portfolio’s tactical asset management discipline may not work as intended. The Portfolio may not achieve its objective and may not perform as well as other funds using other asset management styles, including those based on fundamental analysis (a method of evaluating a security that entails attempting to measure its intrinsic value by examining related economic, financial and other factors) or strategic asset allocation (a strategy that involves periodically rebalancing the Portfolio in order to maintain a long-term goal for asset allocation). The sub-adviser’s evaluations and assumptions in selecting underlying portfolios, underlying ETFs or individual securities may be incorrect in view of actual market conditions, and may result in owning securities that underperform other securities.

Non-diversification risk: As a “non-diversified” Portfolio, the Portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to negative events affecting those issuers.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $500 million	0.68%
Over $500 million up to $1 billion	0.65
Over $1 billion up to $1.5 billion	0.62
Over $1.5 billion	0.60

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.07%	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Market Participation Strategy VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 15,989,840	$ —	$ —	$ 40,669,060

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 379,442,935	$ 5,614,184	$ (17,048,925)	$ (11,434,741)

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Market Participation Strategy VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Market Participation Strategy VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and PGIM Quantitative Solutions LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Market Participation Strategy VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-, 5- and 10-year periods and in line with the median for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above its composite benchmark for the past 3- and 5-year periods and below its composite benchmark for the past 1- and 10-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Market Participation Strategy VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Capital Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,324.50	$4.32	$1,021.10	$3.76	0.75%
Service Class	1,000.00	1,205.10	5.47	1,019.80	5.01	1.00

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	94.1%
Repurchase Agreement	7.7
Other Investment Company	3.0
Over-the-Counter Foreign Exchange Options Purchased	1.0
Net Other Assets (Liabilities)	(5.8)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 94.1%
Automobiles - 5.0%
Rivian Automotive, Inc., Class A (A) (B)	13,131	$218,762
Tesla, Inc. (B)	22,907	5,996,365

		6,215,127

Biotechnology - 1.5%
Alnylam Pharmaceuticals, Inc. (B)	878	166,767
Intellia Therapeutics, Inc. (B)	10,582	431,534
Moderna, Inc. (B)	1,018	123,687
ProKidney Corp. (A) (B)	60,556	677,622
Roivant Sciences Ltd. (A) (B)	42,599	429,398

		1,829,008

Broadline Retail - 4.3%
Coupang, Inc. (B)	118,216	2,056,959
Global-e Online Ltd. (B)	35,612	1,457,955
MercadoLibre, Inc. (B)	1,510	1,788,746

		5,303,660

Capital Markets - 0.3%
Coinbase Global, Inc., Class A (A) (B)	5,047	361,113

Chemicals - 0.4%
Ginkgo Bioworks Holdings, Inc. (A) (B)	259,619	482,891

Entertainment - 5.0%
ROBLOX Corp., Class A (B)	154,815	6,239,044

Financial Services - 6.4%
Adyen NV (B) (C)	3,012	5,215,784
Affirm Holdings, Inc. (B)	94,072	1,442,124
Block, Inc. (B)	19,013	1,265,695

		7,923,603

Ground Transportation - 10.0%
Grab Holdings Ltd., Class A (B)	583,650	2,001,919
Uber Technologies, Inc. (B)	242,823	10,482,669

		12,484,588

Health Care Providers & Services - 3.2%
agilon health, Inc. (A) (B)	232,179	4,025,984

Health Care Technology - 1.0%
Doximity, Inc., Class A (B)	38,598	1,313,104

Hotels, Restaurants & Leisure - 5.2%
DoorDash, Inc., Class A (B)	85,006	6,496,158

IT Services - 21.8%
Cloudflare, Inc., Class A (B)	126,053	8,240,085
Shopify, Inc., Class A (B)	151,637	9,795,750
Snowflake, Inc., Class A (B)	51,693	9,096,934

		27,132,769

Leisure Products - 0.6%
Peloton Interactive, Inc., Class A (B)	96,144	739,347

Life Sciences Tools & Services - 4.2%
10X Genomics, Inc., Class A (B)	22,464	1,254,390
Illumina, Inc. (B)	21,467	4,024,848

		5,279,238

Media - 8.0%
Trade Desk, Inc., Class A (B)	129,171	9,974,585

Pharmaceuticals - 4.4%
Royalty Pharma PLC, Class A	178,334	5,481,987

	Shares	Value
COMMON STOCKS (continued)
Software - 9.0%
Aurora Innovation, Inc. (A) (B)	130,776	$ 384,481
Bills Holdings, Inc. (A) (B)	49,094	5,736,634
Gitlab, Inc., Class A (B)	41,470	2,119,532
Procore Technologies, Inc. (B)	19,301	1,255,916
Samsara, Inc., Class A (B)	63,060	1,747,393

		11,243,956

Specialty Retail - 3.8%
Carvana Co. (A) (B)	71,083	1,842,472
Chewy, Inc., Class A (B)	46,049	1,817,554
Wayfair, Inc., Class A (A) (B)	16,124	1,048,221

		4,708,247

Total Common Stocks (Cost $122,501,283)		117,234,409

OTHER INVESTMENT COMPANY - 3.0%
Securities Lending Collateral - 3.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (D)	3,761,411	3,761,411

Total Other Investment Company (Cost $3,761,411)		3,761,411

	Principal	Value
REPURCHASE AGREEMENT - 7.7%
Fixed Income Clearing Corp., 2.30% (D), dated 06/30/2023, to be repurchased at $9,503,910 on 07/03/2023. Collateralized by a U.S. Government Obligation, 4.63%, due 03/15/2026, and with a value of $9,692,225.	$9,502,089	9,502,089

Total Repurchase Agreement (Cost $9,502,089)		9,502,089

Total Investments Excluding Options Purchased (Cost $135,764,783)		130,497,909
Total Options Purchased - 1.0% (Cost $2,819,255)		1,240,698

Total Investments (Cost $138,584,038)		131,738,607
Net Other Assets (Liabilities) - (5.8)%		(7,168,725)

Net Assets - 100.0%		$124,569,882

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - USD vs. CNH	JPM	USD	7.43	01/17/2024	USD	159,084,107	$748,862	$1,035,319
Put - USD vs. CNH	JPM	USD	7.53	07/21/2023	USD	205,423,910	1,019,930	40,058
Put - USD vs. CNH	SCB	USD	7.57	08/23/2023	USD	233,319,925	1,041,540	164,491
Put - USD vs. CNH	GSI	USD	7.87	10/09/2023	USD	1,853,398	8,923	830

Total							$2,819,255	$1,240,698

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$112,018,625	$5,215,784	$—	$117,234,409
Other Investment Company	3,761,411	—	—	3,761,411
Repurchase Agreement	—	9,502,089	—	9,502,089
Over-the-Counter Foreign Exchange Options Purchased	—	1,240,698	—	1,240,698

Total Investments	$115,780,036	$15,958,571	$—	$131,738,607

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,134,809, collateralized by cash collateral of $3,761,411 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,543,049. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of the 144A security is $5,215,784, representing 4.2% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at June 30, 2023.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Capital Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Investments, at value (cost $129,081,949) (including securities loaned of $6,134,809)	$122,236,518
Repurchase agreement, at value (cost $9,502,089)	9,502,089
Foreign currency, at value (cost $1,649)	1,637
Receivables and other assets:
Net income from securities lending	6,111
Interest	607
Prepaid expenses	3,011

Total assets	131,749,973

Liabilities:
Cash collateral received upon return of:
Securities on loan	3,761,411
Cash collateral at broker for:
OTC derivatives (A)	1,251,000
Payables and other liabilities:
Investments purchased	1,864,183
Shares of beneficial interest redeemed	149,057
Investment management fees	50,468
Distribution and service fees	2
Transfer agent costs	2,421
Trustee and CCO fees	1,460
Audit and tax fees	16,698
Custody fees	28,408
Legal fees	24,573
Printing and shareholder reports fees	8,770
Other accrued expenses	21,640

Total liabilities	7,180,091

Net assets	$124,569,882

Net assets consist of:
Capital stock ($0.01 par value)	$248,056
Additional paid-in capital	952,818,371
Total distributable earnings (accumulated losses)	(828,496,545)

Net assets	$124,569,882

Net assets by class:
Initial Class	$124,558,911
Service Class	10,971

Shares outstanding:
Initial Class	24,802,719
Service Class	2,915

Net asset value and offering price per share:
Initial Class	$5.02
Service Class	3.76

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income	$466,817
Interest income	299,427
Net income from securities lending	318,822
Withholding taxes on foreign income	(5,830)

Total investment income	1,079,236

Expenses:
Investment management fees	2,145,122
Distribution and service fees:
Service Class	364,323
Transfer agent costs	4,861
Trustee and CCO fees	10,575
Audit and tax fees	18,879
Custody fees	30,530
Legal fees	33,610
Printing and shareholder reports fees	50,652
Other	13,276

Total expenses before waiver and/or reimbursement and recapture	2,671,828

Expenses waived and/or reimbursed:
Initial Class	(110,522)
Service Class	(86,989)
Recapture of previously waived and/or reimbursed fees:
Initial Class	32,829
Service Class	5,561

Net expenses	2,512,707

Net investment income (loss)	(1,433,471)

Net realized gain (loss) on:
Investments	(478,386,659)
Foreign currency transactions	10,396

Net realized gain (loss)	(478,376,263)

Net change in unrealized appreciation (depreciation) on:
Investments	573,733,574
Translation of assets and liabilities denominated in foreign currencies	(183)

Net change in unrealized appreciation (depreciation)	573,733,391

Net realized and change in unrealized gain (loss)	95,357,128

Net increase (decrease) in net assets resulting from operations	$93,923,657

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Capital Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$(1,433,471)	$(8,233,680)
Net realized gain (loss)	(478,376,263)	(355,202,213)
Net change in unrealized appreciation (depreciation)	573,733,391	(1,082,304,068)

Net increase (decrease) in net assets resulting from operations	93,923,657	(1,445,739,961)

Dividends and/or distributions to shareholders:
Initial Class	—	(366,839,878)
Service Class	—	(357,174,136)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(724,014,014)

Capital share transactions:
Proceeds from shares sold:
Initial Class	7,238,405	14,763,018
Service Class	13,755,075	79,696,514

	20,993,480	94,459,532

Dividends and/or distributions reinvested:
Initial Class	—	366,839,878
Service Class	—	357,174,136

	—	724,014,014

Cost of shares redeemed:
Initial Class	(263,965,351)	(424,251,140)
Service Class	(443,628,651)	(58,910,077)

	(707,594,002)	(483,161,217)

Net increase (decrease) in net assets resulting from capital share transactions	(686,600,522)	335,312,329

Net increase (decrease) in net assets	(592,676,865)	(1,834,441,646)

Net assets:
Beginning of period/year	717,246,747	2,551,688,393

End of period/year	$124,569,882	$717,246,747

Capital share transactions - shares:
Shares issued:
Initial Class	1,673,360	1,754,322
Service Class	3,875,718	8,198,290

	5,549,078	9,952,612

Shares reinvested:
Initial Class	—	76,107,858
Service Class	—	89,968,296

	—	166,076,154

Shares redeemed:
Initial Class	(63,196,215)	(47,034,320)
Service Class	(129,184,719)	(6,534,187)

	(192,380,934)	(53,568,507)

Net increase (decrease) in shares outstanding:
Initial Class	(61,522,855)	30,827,860
Service Class	(125,309,001)	91,632,399

	(186,831,856)	122,460,259

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Capital Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$3.79		$29.23		$38.86	$18.46	$16.20	$18.06

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.06)		(0.25)	(0.19)	(0.13)	(0.09)
Net realized and unrealized gain (loss)	1.24		(15.27)		1.48	21.70	4.00	1.81

Total investment operations	1.23		(15.33)		1.23	21.51	3.87	1.72

Dividends and/or distributions to shareholders:
Net realized gains	—		(10.11)		(10.86)	(1.11)	(1.61)	(3.58)

Net asset value, end of period/year	$5.02		$3.79		$29.23	$38.86	$18.46	$16.20

Total return	32.45	%(B)	(59.84)%		(0.53)%	117.87%	23.74%	6.68%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$124,559		$326,844		$1,621,984	$2,000,396	$1,316,457	$262,181
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.81	%(C)	0.76%		0.72%	0.73%	0.82%	0.87%
Including waiver and/or reimbursement and recapture	0.75	%(C)	0.76	%(D)	0.72%	0.73%	0.82%	0.87%
Net investment income (loss) to average net assets	(0.30	)%(C)	(0.56)%		(0.66)%	(0.70)%	(0.68)%	(0.48)%
Portfolio turnover rate	14	%(B)	37%		59%	52%	209%	50%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$3.12		$27.60		$37.32	$17.80	$15.70	$17.63

Investment operations:
Net investment income (loss) (A)	(0.01)		(0.06)		(0.32)	(0.26)	(0.16)	(0.14)
Net realized and unrealized gain (loss)	0.65		(14.31)		1.46	20.89	3.87	1.79

Total investment operations	0.64		(14.37)		1.14	20.63	3.71	1.65

Dividends and/or distributions to shareholders:
Net realized gains	—		(10.11)		(10.86)	(1.11)	(1.61)	(3.58)

Net asset value, end of period/year	$3.76		$3.12		$27.60	$37.32	$17.80	$15.70

Total return	9.94	%(B)	(59.91)%		(0.83)%	117.29%	23.47%	6.44%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$11		$390,403		$929,704	$975,188	$407,389	$121,507
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	1.05	%(C)	1.01%		0.97%	0.98%	1.07%	1.12%
Including waiver and/or reimbursement and recapture	1.00	%(C)	1.01	%(D)	0.97%	0.98%	1.07%	1.12%
Net investment income (loss) to average net assets	(0.69	)%(C)	(0.80)%		(0.91)%	(0.96)%	(0.90)%	(0.73)%
Portfolio turnover rate	14	%(B)	37%		59%	52%	209%	50%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class. Effective on or about September 22, 2023, Service Class shares will no longer be offered by the Portfolio.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2023, commissions recaptured are $1,761.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$3,761,411	$—	$—	$—	$3,761,411
Total Borrowings	$3,761,411	$—	$—	$—	$3,761,411

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Options on foreign currency: The Portfolio may purchase or write foreign currency options. Purchasing or writing options on foreign currency gives the Portfolio the right, but not the obligation to buy or sell the currency and will specify the amount of currency and a rate of exchange that may be exercised by a specified date.

Open option contracts at June 30, 2023, if any, are included within the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2023.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value (A)	$—	$1,240,698	$—	$—	$—	$1,240,698
Total	$—	$1,240,698	$—	$—	$—	$1,240,698

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2023.

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$(829,002)	$—	$—	$—	$(829,002)
Total	$—	$(829,002)	$—	$—	$—	$(829,002)

(A)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2023.

Options:
Average value of option contracts purchased	$1,077,376

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2023. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Receivable	Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Payable
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
Goldman Sachs International	$830	$—	$(830)	$—	$—	$—	$—	$—
JPMorgan Chase Bank, N.A.	1,075,377	—	(1,040,000)	35,377	—	—	—	—
Standard Chartered Bank	164,491	—	(120,000)	44,491	—	—	—	—

Total	$1,240,698	$—	$(1,160,830)	$79,868	$—	$—	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.

Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoint	Rate
First $750 million	0.755%
Over $750 million up to $1.5 billion	0.715
Over $1.5 billion up to $3 billion	0.645
Over $3 billion up to $5 billion	0.630
Over $5 billion up to $7 billion	0.570
Over $7 billion	0.550

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.76%	May 1, 2024
Service Class	1.01	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the 36-month period ended June 30, 2023, the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available
Class	2020 (A)	2021	2022	2023	Total
Initial Class	$—	$—	$—	$88,886	$88,886
Service Class	—	—	8,319	81,428	89,747

(A)	For the six-month period of July 1, 2020 through December 31, 2020.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 68,393,724	$ —	$ 751,434,076	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 138,584,038	$ 17,261,239	$ (24,106,670)	$ (6,845,431)

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Capital Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

10. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Capital Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Morgan Stanley Investment Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Capital Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5- year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM, and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Capital Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$1,036.60	$2.37	$1,022.50	$2.36	0.47%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
International Mixed Allocation Fund	97.4%
Repurchase Agreement	2.1
Net Other Assets (Liabilities) ^	0.5
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
INVESTMENT COMPANY - 97.4%
International Mixed Allocation Fund - 97.4%
Transamerica Morgan Stanley Global Allocation VP (A)	38,456,771	$216,127,053

Total Investment Company (Cost $292,644,775)		216,127,053

	Principal	Value
REPURCHASE AGREEMENT - 2.1%
Fixed Income Clearing Corp., 2.30% (B), dated 06/30/2023, to be repurchased at $4,775,216 on 07/03/2023. Collateralized by a U.S. Government Obligation, 4.63%, due 03/15/2026, and with a value of $4,869,808.	$4,774,301	4,774,301

Total Repurchase Agreement (Cost $4,774,301)		4,774,301

Total Investments (Cost $297,419,076)		220,901,354
Net Other Assets (Liabilities) - 0.5%		1,103,410

Net Assets - 100.0%		$ 222,004,764

FUTURES CONTRACTS:

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
E-Mini Russell 2000® Index	(4)	09/15/2023	$(372,375)	$(380,740)	$—	$(8,365)
EUR Currency	(22)	09/18/2023	(3,014,462)	(3,012,075)	2,387	—
EURO STOXX 50® Index	(58)	09/15/2023	(2,732,045)	(2,801,832)	—	(69,787)
FTSE 100 Index	(10)	09/15/2023	(953,808)	(957,770)	—	(3,962)
GBP Currency	(12)	09/18/2023	(954,041)	(952,425)	1,616	—
JPY Currency	(28)	09/18/2023	(2,476,374)	(2,454,375)	21,999	—
MSCI Emerging Markets Index	(48)	09/15/2023	(2,390,490)	(2,394,960)	—	(4,470)
Nikkei 225 Index	(11)	09/07/2023	(2,507,362)	(2,528,639)	—	(21,277)
S&P 500® E-Mini Index	(64)	09/15/2023	(14,098,577)	(14,362,400)	—	(263,823)
S&P MidCap 400® E-Mini Index	(1)	09/15/2023	(258,224)	(264,410)	—	(6,186)

Total Futures Contracts					$26,002	$(377,870)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Company	$216,127,053	$—	$—	$216,127,053
Repurchase Agreement	—	4,774,301	—	4,774,301

Total Investments	$216,127,053	$4,774,301	$—	$220,901,354

Other Financial Instruments
Futures Contracts (D)	$26,002	$—	$—	$26,002

Total Other Financial Instruments	$26,002	$—	$—	$26,002

LIABILITIES
Other Financial Instruments
Futures Contracts (D)	$(377,870)	$—	$—	$(377,870)

Total Other Financial Instruments	$(377,870)	$—	$—	$(377,870)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2023	Shares as of June 30, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Morgan Stanley Global Allocation VP	$204,765,991	$—	$(3,016,287)	$(1,465,605)	$15,842,954	$216,127,053	38,456,771	$—	$—

(B)	Rate disclosed reflects the yield at June 30, 2023.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(D)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

FTSE	Financial Times Stock Exchange
STOXX	Deutsche Börse Group & SIX Group Index

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Affiliated investments, at value (cost $292,644,775)	$216,127,053
Repurchase agreement, at value (cost $4,774,301)	4,774,301
Cash collateral pledged at broker for:
Futures contracts	1,354,429
Receivables and other assets:
Shares of beneficial interest sold	36,188
Interest	305
Prepaid expenses	1,133

Total assets	222,293,409

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	301
Investment management fees	29,131
Distribution and service fees	45,671
Transfer agent costs	304
Trustee and CCO fees	804
Audit and tax fees	11,162
Custody fees	21,941
Legal fees	3,928
Printing and shareholder reports fees	2,298
Other accrued expenses	7,811
Variation margin payable on futures contracts	165,294

Total liabilities	288,645

Net assets	$222,004,764

Net assets consist of:
Capital stock ($0.01 par value)	$290,213
Additional paid-in capital	277,652,434
Total distributable earnings (accumulated losses)	(55,937,883)

Net assets	$222,004,764

Shares outstanding	29,021,333

Net asset value and offering price per share	$7.65

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Interest income from unaffiliated investments	$142,617

Total investment income	142,617

Expenses:
Investment management fees	223,284
Distribution and service fees	279,105
Transfer agent costs	1,376
Trustee and CCO fees	4,338
Audit and tax fees	11,635
Custody fees	19,268
Legal fees	7,391
Printing and shareholder reports fees	11,057
Other	11,395

Total expenses before waiver and/or reimbursement and recapture	568,849

Expense waived and/or reimbursed	(45,110)

Net expenses	523,739

Net investment income (loss)	(381,122)

Net realized gain (loss) on:
Affiliated investments	(1,465,605)
Futures contracts	(3,645,621)

Net realized gain (loss)	(5,111,226)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	15,842,954
Futures contracts	(2,333,690)
Translation of assets and liabilities denominated in foreign currencies	(24,816)

Net change in unrealized appreciation (depreciation)	13,484,448

Net realized and change in unrealized gain (loss)	8,373,222

Net increase (decrease) in net assets resulting from operations	$7,992,100

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$(381,122)	$41,471,946
Net realized gain (loss)	(5,111,226)	10,342,963
Net change in unrealized appreciation (depreciation)	13,484,448	(98,974,062)

Net increase (decrease) in net assets resulting from operations	7,992,100	(47,159,153)

Dividends and/or distributions to shareholders:
Dividends and/or distributions to shareholders	—	(37,903,348)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(37,903,348)

Capital share transactions:
Proceeds from shares sold	695,208	1,610,660
Dividends and/or distributions reinvested	—	37,903,348
Cost of shares redeemed	(12,869,620)	(28,559,914)

Net increase (decrease) in net assets resulting from capital share transactions	(12,174,412)	10,954,094

Net increase (decrease) in net assets	(4,182,312)	(74,108,407)

Net assets:
Beginning of period/year	226,187,076	300,295,483

End of period/year	$222,004,764	$226,187,076

Capital share transactions - shares:
Shares issued	92,413	175,761
Shares reinvested	—	5,007,047
Shares redeemed	(1,705,902)	(3,290,190)

Net increase (decrease) in shares outstanding	(1,613,489)	1,892,618

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020		December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$7.38		$10.45	$10.28	$10.03		$9.01	$9.88

Investment operations:
Net investment income (loss) (A)	(0.01)		1.43	1.32	0.54		0.13	0.33
Net realized and unrealized gain (loss)	0.28		(3.09)	(0.59)	0.09		1.18	(1.09)

Total investment operations	0.27		(1.66)	0.73	0.63		1.31	(0.76)

Dividends and/or distributions to shareholders:
Net investment income	—		(1.41)	(0.56)	(0.13)		(0.29)	(0.11)
Net realized gains	—		—	—	(0.25)		—	—

Total dividends and/or distributions to shareholders	—		(1.41)	(0.56)	(0.38)		(0.29)	(0.11)

Net asset value, end of period/year	$7.65		$7.38	$10.45	$10.28		$10.03	$9.01

Total return	3.66	%(B)	(16.23)%	7.18%	6.49%		14.71%	(7.76)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$222,005		$226,187	$300,295	$299,061		$286,813	$228,627
Expenses to average net assets (C)
Excluding waiver and/or reimbursement and recapture	0.51	%(D)	0.50%	0.48%	0.53%		0.56%	0.57%
Including waiver and/or reimbursement and recapture	0.47	%(D)	0.47%	0.47%	0.51	%(E)	0.57%	0.57	%(F)
Net investment income (loss) to average net assets	(0.34	)%(D)	16.41%	12.45%	5.60%		1.41%	3.40%
Portfolio turnover rate	—	%(B)	2%	—%	5%		—%	—%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Does not include expenses of the underlying investments in which the Portfolio invests.
(D)	Annualized.
(E)	Effective May 1, 2020, the Portfolio’s operating expense limit changed from 0.57% to 0.47%.
(F)	Waiver and/or reimbursement rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2023, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2023.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$26,002	$—	$—	$—	$26,002
Total	$—	$26,002	$—	$—	$—	$26,002

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$(377,870)	$—	$—	$(377,870)
Total	$—	$—	$(377,870)	$—	$—	$(377,870)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2023.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$(349,144)	$(3,296,477)	$—	$—	$(3,645,621)
Total	$—	$(349,144)	$(3,296,477)	$—	$—	$(3,645,621)

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$388,084	$(2,721,774)	$—	$—	$(2,333,690)
Total	$—	$388,084	$(2,721,774)	$—	$—	$(2,333,690)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2023.

Futures contracts:
Average notional value of contracts – short	$(55,821,935)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK FACTORS (continued)

Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy or other issuer is incorrect.

Managed risk strategy risk: The Portfolio employs a managed risk strategy. The strategy attempts to stabilize the volatility of the Portfolio around a target volatility level and manage downside exposure during periods of significant market declines but may not work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the strategy also will be subject to the sub-adviser’s ability to implement the strategy in a timely and efficient manner. The strategy may result in periods of underperformance and may fail to protect against market declines. The strategy may limit the Portfolio’s ability to participate in up markets, may cause the Portfolio to underperform its benchmark in up markets, may increase transaction costs at the Portfolio and/or underlying portfolio level and may result in substantial losses if it does not work as intended. For example, if the Portfolio has reduced its equity exposure to avoid losses in certain market conditions, and the market rises sharply and quickly, there may be a delay in increasing the Portfolio’s equity exposure, causing the Portfolio to forgo gains from the market rebound. Managing the Portfolio pursuant to the strategy may result in the Portfolio not achieving its stated asset mix goal due to unforeseen or unanticipated market conditions. The strategy also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The strategy also may have the effect of limiting the amount of guaranteed benefits. The Portfolio’s performance may be lower than similar portfolios that are not subject to a managed risk strategy.

Non-diversification risk: As a “non-diversified” Portfolio, the Portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to negative events affecting those issuers.

7. INVESTMENT CONCENTRATION

Throughout the period, the Portfolio can have investments that account for a significant percentage of the Portfolio’s total assets. As of June 30, 2023, the most recent financial statements are included within this report for the following investments:

Investment	Percentage of Total Assets
Transamerica Morgan Stanley Global Allocation VP	97.23%

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $2 billion	0.20%
Over $2 billion up to $4 billion	0.19
Over $4 billion up to $6 billion	0.18
Over $6 billion up to $8 billion	0.17
Over $8 billion up to $10 billion	0.16
Over $10 billion	0.15

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	0.47%	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the 36-month period ended June 30, 2023, the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available
Class	2020 (A)	2021	2022	2023	Total
Service Class	$46,511	$50,381	$85,960	$45,110	$227,962

(A)	For the six-month period of July 1, 2020 through December 31, 2020.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.
The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities	Sales of Securities
$ —	$ 3,015,438

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 297,419,076	$ 26,002	$ (76,895,592)	$ (76,869,590)

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Milliman Financial Risk Management LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe for the past 1-, 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its composite benchmark for the past 1-year period and below its composite benchmark for the past 3- and 5-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2020 pursuant to its current investment objective, investment strategies and benchmark.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,070.50	$4.88	$1,020.10	$4.76	0.95%
Service Class	1,000.00	1,070.60	6.16	1,018.80	6.01	1.20

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	31.6%
Foreign Government Obligations	27.3
Repurchase Agreements	15.4
Corporate Debt Securities	9.7
U.S. Government Obligations	5.1
U.S. Government Agency Obligations	4.4
Mortgage-Backed Securities	1.7
Other Investment Company	0.5
Asset-Backed Securities	0.3
Preferred Stocks	0.1
Short-Term U.S. Government Obligation	0.1
Municipal Government Obligation	0.1
Convertible Bonds	0.0 *
Net Other Assets (Liabilities)^	3.7
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 31.6%
Australia - 1.1%
Ampol Ltd.	2,390	$47,744
ANZ Group Holdings Ltd.	30,439	481,843
APA Group	12,138	78,532
Aristocrat Leisure Ltd.	6,078	157,255
ASX Ltd.	1,941	81,683
Aurizon Holdings Ltd.	19,053	49,847
BHP Group Ltd.	52,820	1,587,872
BlueScope Steel Ltd.	4,737	65,194
Brambles Ltd.	14,109	135,666
Cochlear Ltd.	659	100,964
Coles Group Ltd.	13,551	166,391
Commonwealth Bank of Australia	17,331	1,160,254
Computershare Ltd.	5,571	86,941
CSL Ltd.	4,909	909,043
Dexus, REIT	10,841	56,458
EBOS Group Ltd.	1,548	34,976
Endeavour Group Ltd.	14,462	60,866
Fortescue Metals Group Ltd.	17,388	258,016
Goodman Group, REIT	17,091	229,752
GPT Group, REIT	19,673	54,437
IDP Education Ltd.	2,106	31,187
IGO Ltd.	7,018	71,631
Insurance Australia Group Ltd.	24,825	94,407
Lendlease Corp. Ltd.	6,952	36,070
Lottery Corp. Ltd.	22,611	77,516
Macquarie Group Ltd.	3,692	439,303
Medibank Pvt Ltd.	27,592	64,813
Mineral Resources Ltd.	1,776	85,058
Mirvac Group, REIT	39,314	59,368
National Australia Bank Ltd.	31,967	562,231
Newcrest Mining Ltd.	8,835	157,602
Northern Star Resources Ltd.	11,420	93,037
Orica Ltd.	4,590	45,472
Origin Energy Ltd.	17,590	98,866
Pilbara Minerals Ltd.	26,763	87,961
Qantas Airways Ltd. (A)	9,309	38,578
QBE Insurance Group Ltd.	15,303	159,776
Quintis Australia Pty Ltd. (A) (B) (C) (D)	1,725,383	1
Ramsay Health Care Ltd.	1,840	69,129
REA Group Ltd.	530	50,914
Reece Ltd.	2,273	28,316
Rio Tinto Ltd.	3,820	292,534
Santos Ltd.	31,603	158,125
Scentre Group, REIT	52,561	92,955
SEEK Ltd.	3,470	50,692
Sonic Healthcare Ltd.	4,558	108,397
South32 Ltd.	46,565	117,232
Stockland, REIT	23,934	64,341
Suncorp Group Ltd.	12,976	116,592
Telstra Group Ltd.	40,950	117,473
Transurban Group	31,163	296,714
Treasury Wine Estates Ltd.	7,190	53,919
Vicinity Ltd., REIT	38,972	47,995
Washington H Soul Pattinson & Co. Ltd.	2,177	46,216
Wesfarmers Ltd.	11,498	379,081
Westpac Banking Corp.	35,852	510,483
WiseTech Global Ltd.	1,476	79,170
Woodside Energy Group Ltd.	19,263	445,584

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Woolworths Group Ltd.	12,328	$ 326,646

		11,459,119

Austria - 0.1%
Erste Group Bank AG	13,304	466,676
OMV AG	1,692	71,846
Verbund AG	775	62,175
voestalpine AG	1,353	48,622

		649,319

Belgium - 0.2%
Ageas SA	1,791	72,606
Anheuser-Busch InBev SA	9,674	548,297
D’ieteren Group	283	50,087
Elia Group SA	365	46,375
Groupe Bruxelles Lambert NV (C)	614	48,355
Groupe Bruxelles Lambert NV	503	39,653
KBC Group NV	9,690	676,370
Sofina SA (E)	172	35,659
Solvay SA	838	93,705
UCB SA	1,378	122,171
Umicore SA	2,378	66,487
Warehouses De Pauw CVA, REIT	1,837	50,449

		1,850,214

Bermuda - 0.0% (F)
Arch Capital Group Ltd. (A)	1,487	111,302
Everest Re Group Ltd.	178	60,851

		172,153

Canada - 1.7%
Agnico Eagle Mines Ltd.	4,865	242,929
Air Canada (A)	1,749	32,993
Algonquin Power & Utilities Corp. (E)	6,581	54,397
Alimentation Couche-Tard, Inc.	7,998	410,118
AltaGas Ltd.	2,764	49,657
ARC Resources Ltd. (E)	6,379	85,085
Bank of Montreal	6,744	609,060
Bank of Nova Scotia (E)	11,724	586,576
Barrick Gold Corp.	17,515	296,291
BCE, Inc.	791	36,064
Brookfield Asset Management Ltd., A Shares	3,573	116,623
Brookfield Corp.	14,276	480,626
BRP, Inc. (E)	403	34,068
CAE, Inc. (A)	3,132	70,099
Cameco Corp.	4,328	135,549
Canadian Apartment Properties, REIT	914	35,090
Canadian Imperial Bank of Commerce	9,093	388,224
Canadian National Railway Co.	5,769	698,594
Canadian Natural Resources Ltd.	11,120	625,188
Canadian Pacific Kansas City Ltd.	9,220	744,699
Canadian Tire Corp. Ltd., Class A	603	82,442
Canadian Utilities Ltd., Class A	1,384	35,845
CCL Industries, Inc., Class B	1,538	75,603
Cenovus Energy, Inc.	14,537	246,901
CGI, Inc. (A)	2,104	221,875
Constellation Software, Inc.	220	455,820
Descartes Systems Group, Inc. (A)	930	74,498
Dollarama, Inc.	2,650	179,474
Element Fleet Management Corp.	3,954	60,232
Emera, Inc.	2,575	106,052

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Canada (continued)
Empire Co. Ltd., Class A	1,650	$ 46,869
Enbridge, Inc.	19,957	741,787
Fairfax Financial Holdings Ltd.	249	186,511
First Quantum Minerals Ltd.	6,014	142,275
FirstService Corp.	443	68,225
Fortis, Inc. (E)	4,663	200,952
Franco-Nevada Corp.	1,918	273,363
George Weston Ltd.	774	91,507
GFL Environmental, Inc.	1,776	68,962
Gildan Activewear, Inc.	1,817	58,580
Great-West Lifeco, Inc.	2,749	79,829
Hydro One Ltd. (G)	3,234	92,400
iA Financial Corp., Inc.	1,152	78,481
IGM Financial, Inc. (E)	892	27,156
Imperial Oil Ltd. (E)	2,130	108,980
Intact Financial Corp.	1,698	262,169
Ivanhoe Mines Ltd., Class A (A) (E)	6,289	57,442
Keyera Corp.	2,200	50,734
Kinross Gold Corp.	12,725	60,707
Loblaw Cos. Ltd.	1,658	151,789
Lululemon Athletica, Inc. (A)	536	202,876
Lundin Mining Corp.	6,382	50,006
Magna International, Inc.	2,723	153,730
Manulife Financial Corp.	18,810	355,541
Metro, Inc.	2,363	133,459
National Bank of Canada	3,391	252,645
Northland Power, Inc.	2,461	51,329
Nutrien Ltd. (E)	5,254	310,183
Nuvei Corp. (A) (G)	737	21,764
Onex Corp.	788	43,524
Open Text Corp.	2,665	110,845
Pan American Silver Corp.	3,691	53,773
Parkland Corp. (E)	1,449	36,095
Pembina Pipeline Corp.	5,485	172,448
Power Corp. of Canada (E)	5,504	148,158
Quebecor, Inc., Class B	1,495	36,846
RB Global, Inc.	1,775	106,520
Restaurant Brands International, Inc.	2,876	222,981
RioCan, REIT	1,518	22,093
Rogers Communications, Inc., Class B	3,541	161,554
Royal Bank of Canada	13,790	1,317,011
Saputo, Inc.	2,435	54,554
Shopify, Inc., Class A (A)	12,223	789,986
Sun Life Financial, Inc.	5,914	308,300
Suncor Energy, Inc.	13,517	396,505
TC Energy Corp. (E)	10,037	405,647
Teck Resources Ltd., Class B	4,606	193,801
TELUS Corp.	4,588	89,284
TFI International, Inc.	866	98,664
Thomson Reuters Corp. (E)	1,763	238,041
TMX Group Ltd.	2,890	65,032
Toromont Industries Ltd.	924	75,908
Toronto-Dominion Bank	18,671	1,157,257
Tourmaline Oil Corp.	3,224	151,909
West Fraser Timber Co. Ltd.	639	54,897
Wheaton Precious Metals Corp.	4,474	193,482
WSP Global, Inc. (E)	1,385	182,980

		18,539,018

	Shares	Value
COMMON STOCKS (continued)
Cayman Islands - 0.0% (F)
Sands China Ltd. (A)	24,598	$ 84,241

Chile - 0.0% (F)
Antofagasta PLC	4,166	77,473

Denmark - 0.5%
AP Moller - Maersk AS, Class A	31	54,055
AP Moller - Maersk AS, Class B	53	93,187
Carlsberg AS, Class B	983	157,409
Chr Hansen Holding AS	1,096	76,192
Coloplast AS, Class B	1,177	147,285
Danske Bank AS (A)	7,065	172,078
Demant AS (A)	940	39,787
DSV AS	1,942	407,901
Genmab AS (A)	658	249,354
Novo Nordisk AS, Class B	16,899	2,729,859
Novozymes AS, B Shares	2,123	99,057
Orsted AS (G)	1,900	180,124
Pandora AS	932	83,304
ROCKWOOL AS, B Shares	97	25,085
Tryg AS	3,653	79,110
Vestas Wind Systems AS (A)	10,387	276,163

		4,869,950

Finland - 0.2%
Elisa OYJ	1,527	81,518
Fortum OYJ (A)	4,775	63,901
Kesko OYJ, B Shares	2,946	55,480
Kone OYJ, Class B	3,712	193,932
Metso OYJ	7,143	86,193
Neste OYJ	4,535	174,612
Nokia OYJ	57,582	241,260
Nordea Bank Abp	32,770	356,953
Orion OYJ, Class B	1,142	47,394
Sampo OYJ, A Shares	5,065	227,482
Stora Enso OYJ, R Shares	5,956	69,101
UPM-Kymmene OYJ (A)	5,689	169,514
Wartsila OYJ Abp	5,121	57,744

		1,825,084

France - 2.2%
Accor SA	1,866	69,437
Aeroports de Paris	319	45,838
Air Liquide SA	5,658	1,014,678
Airbus SE	6,373	921,420
Alstom SA (E)	3,504	104,597
Amundi SA (G)	666	39,346
Arkema SA	662	62,424
AXA SA	20,343	601,163
BioMerieux	454	47,669
BNP Paribas SA	42,519	2,683,202
Bollore SE	9,578	59,731
Bouygues SA	2,440	81,968
Bureau Veritas SA	3,211	88,094
Capgemini SE	1,779	336,840
Carrefour SA	6,473	122,668
Cie de Saint-Gobain	5,513	335,666
Cie Generale des Etablissements Michelin SCA	7,477	221,180
Covivio SA, REIT	525	24,801
Credit Agricole SA	46,325	550,057
Danone SA	6,839	419,117

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Dassault Aviation SA	269	$ 53,894
Dassault Systemes SE	7,194	318,773
Edenred	2,652	177,642
Eiffage SA	894	93,341
Engie SA	19,570	325,898
EssilorLuxottica SA	3,065	577,968
Eurazeo SE	477	33,583
Gecina SA, REIT	505	53,873
Getlink SE	4,750	80,835
Hermes International	339	736,891
Ipsen SA	404	48,632
Kering SA	839	463,295
Klepierre SA, REIT (A)	2,385	59,253
L’Oreal SA	2,611	1,217,969
La Francaise des Jeux SAEM (G)	1,130	44,475
Legrand SA	2,982	295,826
LVMH Moet Hennessy Louis Vuitton SE	2,978	2,807,993
Orange SA	21,173	247,437
Pernod Ricard SA	2,223	491,227
Publicis Groupe SA	2,484	199,356
Remy Cointreau SA	252	40,451
Renault SA	2,163	91,265
Safran SA	3,674	575,751
Sanofi	12,200	1,313,400
Sartorius Stedim Biotech	296	73,927
Schneider Electric SE	6,019	1,093,512
SEB SA	274	28,336
Societe Generale SA	30,566	794,907
Sodexo SA	867	95,472
Teleperformance	651	109,208
Thales SA	1,144	171,404
TotalEnergies SE	26,740	1,535,000
Unibail-Rodamco-Westfield, REIT (A) (E)	1,297	68,409
Valeo	2,315	49,748
Veolia Environnement SA	7,276	230,325
Vinci SA	5,721	664,754
Vivendi SE	7,827	71,856
Wendel SE	294	30,196
Worldline SA (A) (G)	2,615	95,761

		23,291,739

Germany - 1.3%
adidas AG	1,743	338,365
Allianz SE	4,348	1,012,753
BASF SE	10,028	487,193
Bayer AG	10,530	582,889
Bayerische Motoren Werke AG	3,626	446,024
Bechtle AG	899	35,702
Beiersdorf AG	1,078	142,753
Brenntag SE	1,692	132,007
Carl Zeiss Meditec AG	438	47,367
Commerzbank AG	41,043	454,997
Continental AG	1,235	93,305
Covestro AG (A) (G)	2,149	111,818
Daimler Truck Holding AG	5,072	182,806
Delivery Hero SE (A) (G)	1,904	84,005
Deutsche Bank AG	22,268	234,098
Deutsche Boerse AG	2,035	375,690
Deutsche Lufthansa AG (A)	6,479	66,433

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Deutsche Post AG	10,800	$ 527,712
Deutsche Telekom AG	34,292	748,200
E.ON SE	23,982	306,356
Evonik Industries AG	2,304	43,902
Fresenius Medical Care AG & Co. KGaA	2,198	105,045
Fresenius SE & Co. KGaA	4,528	125,592
GEA Group AG	1,644	68,828
Hannover Rueck SE	646	137,145
Heidelberg Materials AG	1,594	131,088
HelloFresh SE (A)	1,817	44,939
Henkel AG & Co. KGaA	1,120	78,841
Infineon Technologies AG	14,362	591,459
Knorr-Bremse AG	806	61,614
LEG Immobilien SE (A)	823	47,486
Mercedes-Benz Group AG	8,819	709,853
Merck KGaA	1,383	228,928
MTU Aero Engines AG	573	148,618
Muenchener Rueckversicherungs-Gesellschaft AG	1,500	563,119
Nemetschek SE	625	46,660
Puma SE	1,149	69,239
Rational AG	55	39,826
Rheinmetall AG	492	134,784
RWE AG	6,872	299,456
SAP SE	11,192	1,528,910
Scout24 SE (G)	876	55,508
Siemens AG	8,381	1,397,120
Siemens Healthineers AG (G)	3,013	170,763
Symrise AG	1,437	150,673
Telefonica Deutschland Holding AG	11,163	31,418
United Internet AG	951	13,390
Volkswagen AG	319	53,320
Vonovia SE	7,937	155,007
Zalando SE (A) (G)	2,466	71,117

		13,714,121

Hong Kong - 0.4%
AIA Group Ltd.	120,954	1,228,469
BOC Hong Kong Holdings Ltd.	37,754	115,653
Budweiser Brewing Co. APAC Ltd. (G)	17,418	45,072
CK Asset Holdings Ltd.	20,455	113,663
CK Hutchison Holdings Ltd.	26,632	162,544
CK Infrastructure Holdings Ltd.	6,824	36,195
CLP Holdings Ltd.	16,641	129,610
ESR Group Ltd. (G)	20,264	34,900
Futu Holdings Ltd., ADR (A) (E)	655	26,030
Galaxy Entertainment Group Ltd. (A)	21,302	135,709
Hang Lung Properties Ltd.	19,884	30,770
Hang Seng Bank Ltd.	7,866	112,135
Henderson Land Development Co. Ltd.	15,670	46,665
HKT Trust & HKT Ltd.	38,885	45,277
Hong Kong & China Gas Co. Ltd.	115,014	99,601
Hong Kong Exchanges & Clearing Ltd.	12,478	472,779
Hongkong Land Holdings Ltd.	11,491	44,933
Jardine Matheson Holdings Ltd.	1,723	87,374
Link, REIT	25,916	144,277
MTR Corp. Ltd.	15,650	72,046
New World Development Co. Ltd.	16,321	40,338
Power Assets Holdings Ltd.	14,008	73,535

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Sino Land Co. Ltd.	36,206	$ 44,573
SITC International Holdings Co. Ltd.	14,308	26,200
Sun Hung Kai Properties Ltd.	14,575	184,149
Swire Pacific Ltd., Class A	5,136	39,458
Swire Properties Ltd.	11,795	29,061
Techtronic Industries Co. Ltd.	14,020	153,317
WH Group Ltd. (G)	83,997	44,735
Wharf Real Estate Investment Co. Ltd.	18,305	91,843
Xinyi Glass Holdings Ltd.	18,651	29,157

		3,940,068

Ireland - 0.3%
Accenture PLC, Class A	2,611	805,702
AerCap Holdings NV (A)	1,821	115,670
AIB Group PLC	11,816	49,729
Allegion PLC	405	48,608
Aptiv PLC (A)	1,172	119,649
Bank of Ireland Group PLC	11,654	111,266
CRH PLC	8,460	466,716
DCC PLC	1,041	58,235
Experian PLC	9,585	367,882
Flutter Entertainment PLC (A)	1,812	364,684
James Hardie Industries PLC (A)	4,500	120,042
Jazz Pharmaceuticals PLC (A)	287	35,579
Kerry Group PLC, Class A	1,739	169,732
Kingspan Group PLC	1,777	118,284
Medtronic PLC	5,355	471,776
Smurfit Kappa Group PLC	2,719	90,747
Trane Technologies PLC	967	184,948

		3,699,249

Israel - 0.1%
Azrieli Group Ltd.	445	25,141
Bank Hapoalim BM	13,302	109,696
Bank Leumi Le-Israel BM	16,169	121,164
Bezeq the Israeli Telecommunication Corp. Ltd.	21,724	26,541
Check Point Software Technologies Ltd. (A)	1,047	131,524
CyberArk Software Ltd. (A)	425	66,440
Elbit Systems Ltd.	279	58,398
First International Bank of Israel Ltd.	578	22,601
ICL Group Ltd.	7,426	40,760
Israel Discount Bank Ltd., A Shares	12,956	64,726
Mizrahi Tefahot Bank Ltd.	1,616	54,039
Nice Ltd. (A)	665	136,868
SolarEdge Technologies, Inc. (A)	272	73,182
Teva Pharmaceutical Industries Ltd., ADR (A)	11,590	87,273
Tower Semiconductor Ltd. (A)	1,145	42,295
Wix.com Ltd. (A)	597	46,709

		1,107,357

Italy - 0.6%
Amplifon SpA	1,330	48,784
Assicurazioni Generali SpA	11,888	241,754
Davide Campari-Milano NV	5,540	76,780
DiaSorin SpA	269	28,021
Enel SpA	86,289	581,797
Eni SpA	26,673	383,995
Ferrari NV	1,331	435,168
FinecoBank Banca Fineco SpA	23,080	310,671
Infrastrutture Wireless Italiane SpA (G)	3,605	47,587

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Intesa Sanpaolo SpA	626,339	$ 1,642,105
Mediobanca Banca di Credito Finanziario SpA	23,010	275,487
Moncler SpA	2,185	151,175
Nexi SpA (A) (G)	6,392	50,150
Poste Italiane SpA (G)	5,619	60,870
Prysmian SpA	2,822	118,026
Recordati Industria Chimica e Farmaceutica SpA	1,128	53,888
Snam SpA	21,120	110,381
Telecom Italia SpA (A)	105,993	29,883
Terna - Rete Elettrica Nazionale	14,788	126,129
UniCredit SpA	77,748	1,807,918

		6,580,569

Jersey, Channel Islands - 0.0% (F)
Novocure Ltd. (A)	430	17,845

Jordan - 0.0% (F)
Hikma Pharmaceuticals PLC	1,715	41,271

Luxembourg - 0.0% (F)
ArcelorMittal SA	5,756	157,047
Aroundtown SA (A)	11,567	13,339
Eurofins Scientific SE	1,443	91,700
Tenaris SA	5,071	75,857

		337,943

Netherlands - 1.0%
ABN AMRO Bank NV (G)	16,081	249,951
Adyen NV (A) (G)	239	413,869
Akzo Nobel NV	2,017	164,896
Argenx SE (A)	594	231,657
ASM International NV	521	221,219
ASML Holding NV	4,517	3,276,310
Euronext NV (G)	928	63,118
EXOR NV (A)	1,260	112,486
EXOR NV	1,199	107,040
Ferrovial SE	5,228	165,268
Heineken Holding NV	1,252	108,952
Heineken NV	2,820	289,999
IMCD NV	640	92,103
ING Groep NV, Series N	147,520	1,988,805
JDE Peet’s NV	1,106	32,899
Just Eat Takeaway.com NV (A) (G)	2,082	31,914
Koninklijke Ahold Delhaize NV	11,523	392,854
Koninklijke DSM NV	1,957	199,496
Koninklijke KPN NV	36,132	128,990
Koninklijke Philips NV (A)	10,201	221,032
NN Group NV	3,076	113,866
NXP Semiconductors NV	1,013	207,341
OCI NV (A)	1,161	27,886
Prosus NV (A)	8,782	643,142
QIAGEN NV (A)	2,456	110,397
Randstad NV	1,329	70,091
Stellantis NV	24,452	429,886
Universal Music Group NV	8,035	178,496
Wolters Kluwer NV	2,787	353,875

		10,627,838

New Zealand - 0.0% (F)
Auckland International Airport Ltd. (A)	12,037	63,260
Fisher & Paykel Healthcare Corp. Ltd.	5,500	82,818

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
New Zealand (continued)
Mercury Ltd.	6,579	$ 26,296
Meridian Energy Ltd.	11,893	40,955
Spark New Zealand Ltd.	17,884	55,964
Xero Ltd. (A)	1,355	108,562

		377,855

Norway - 0.1%
Adevinta ASA (A)	3,126	20,542
Aker BP ASA	3,345	78,478
DNB Bank ASA	9,719	181,752
Equinor ASA	10,003	291,276
Gjensidige Forsikring ASA	2,088	33,449
Kongsberg Gruppen ASA	922	41,909
Mowi ASA	4,350	69,017
Norsk Hydro ASA	14,363	85,622
Orkla ASA	7,661	55,086
Salmar ASA	698	28,128
Telenor ASA	7,288	73,897
Yara International ASA (E)	1,745	61,654

		1,020,810

Portugal - 0.0% (F)
EDP - Energias de Portugal SA	27,189	132,891
Galp Energia SGPS SA	4,674	54,620
Jeronimo Martins SGPS SA	2,715	74,794

		262,305

Singapore - 0.2%
CapitaLand Ascendas, REIT	35,439	71,529
CapitaLand Ascott Trust	1,567	1,256
CapitaLand Integrated Commercial Trust, REIT	55,720	78,963
Capitaland Investment Ltd.	27,499	67,563
City Developments Ltd.	4,360	21,748
DBS Group Holdings Ltd.	19,108	446,225
Genting Singapore Ltd.	64,429	44,925
Grab Holdings Ltd., Class A (A)	13,466	46,188
Jardine Cycle & Carriage Ltd.	1,050	27,075
Keppel Corp. Ltd.	15,097	75,134
Mapletree Logistics Trust, REIT	35,266	42,416
Mapletree Pan Asia Commercial Trust, REIT	24,968	30,037
Oversea-Chinese Banking Corp. Ltd.	35,508	323,016
Sea Ltd., ADR (A)	3,850	223,454
Seatrium Ltd. (A)	485,559	45,036
Singapore Airlines Ltd. (E)	14,106	74,734
Singapore Exchange Ltd.	9,067	64,568
Singapore Technologies Engineering Ltd.	16,635	45,391
Singapore Telecommunications Ltd.	87,278	161,654
United Overseas Bank Ltd.	12,452	258,395
UOL Group Ltd.	4,950	23,593
Venture Corp. Ltd.	2,929	31,978
Wilmar International Ltd.	20,420	57,527

		2,262,405

Spain - 0.8%
Acciona SA (E)	259	43,976
ACS Actividades de Construccion y Servicios SA	2,325	81,756
Aena SME SA (G)	800	129,477
Amadeus IT Group SA (A)	4,892	372,528
Banco Bilbao Vizcaya Argentaria SA	248,024	1,905,495
Banco Santander SA	658,997	2,439,698

	Shares	Value
COMMON STOCKS (continued)
Spain (continued)
CaixaBank SA	172,752	$ 715,593
Cellnex Telecom SA (G)	5,969	241,170
Corp. ACCIONA Energias Renovables SA (E)	718	24,021
EDP Renovaveis SA	2,370	47,361
Enagas SA (E)	2,669	52,456
Endesa SA (E)	3,413	73,337
Grifols SA (A)	3,236	41,514
Iberdrola SA	65,045	849,410
Industria de Diseno Textil SA	11,659	452,227
Naturgy Energy Group SA	1,555	46,355
Redeia Corp. SA (E)	4,351	73,171
Repsol SA (E)	14,864	216,182
Siemens Gamesa Renewable Energy SA (A) (C) (D) (E) (H)	2,721	53,593
Telefonica SA	55,631	225,859

		8,085,179

Sweden - 0.4%
Alfa Laval AB	2,919	106,478
Assa Abloy AB, B Shares	10,372	249,311
Atlas Copco AB, A Shares	26,989	389,637
Atlas Copco AB, B Shares	15,692	195,655
Boliden AB	2,776	80,443
Electrolux AB, B Shares	2,197	30,023
Embracer Group AB (A) (E)	6,589	16,478
Epiroc AB, Class A	6,618	125,357
Epiroc AB, Class B	3,917	63,398
EQT AB (E)	3,601	69,326
Essity AB, Class B	5,976	159,151
Evolution AB (G)	1,830	231,905
Fastighets AB Balder, B Shares (A)	6,538	23,939
Getinge AB, B Shares	2,229	39,105
H&M Hennes & Mauritz AB, B Shares	7,201	123,838
Hexagon AB, B Shares	19,758	243,030
Holmen AB, B Shares	942	33,856
Husqvarna AB, B Shares	4,316	39,162
Industrivarden AB, A Shares	1,295	35,916
Industrivarden AB, C Shares (E)	1,526	42,109
Indutrade AB	2,784	62,836
Investment AB Latour, B Shares	1,507	29,918
Investor AB, A Shares	4,946	98,986
Investor AB, B Shares	18,070	361,492
Kinnevik AB, Class B (A)	2,437	33,805
L E Lundbergforetagen AB, B Shares	756	32,194
Lifco AB, B Shares	2,349	51,156
Nibe Industrier AB, B Shares	14,979	142,426
Sagax AB, B Shares	1,939	38,344
Sandvik AB	10,815	211,154
Securitas AB, B Shares	4,866	39,968
Skandinaviska Enskilda Banken AB, Class A	17,182	190,037
Skanska AB, B Shares	3,431	48,139
SKF AB, B Shares	3,907	68,081
Svenska Cellulosa AB SCA, Class B	6,073	77,522
Svenska Handelsbanken AB, A Shares	14,598	122,218
Swedbank AB, A Shares	8,959	151,193
Swedish Orphan Biovitrum AB (A)	1,652	32,289
Tele2 AB, B Shares	5,602	46,330
Telefonaktiebolaget LM Ericsson, B Shares	28,655	155,691
Telia Co. AB	26,480	58,093

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Volvo AB, A Shares	2,182	$ 46,506
Volvo AB, B Shares	16,475	340,950
Volvo Car AB, B Shares (A)	6,207	24,696

		4,762,141

Switzerland - 1.7%
ABB Ltd.	16,364	643,773
Adecco Group AG	1,671	54,728
Alcon, Inc.	5,198	431,238
Bachem Holding AG	338	29,513
Baloise Holding AG	468	68,839
Banque Cantonale Vaudoise	305	32,216
Barry Callebaut AG	36	69,555
BKW AG	211	37,305
Chocoladefabriken Lindt & Spruengli AG	12	262,422
Chubb Ltd.	1,692	325,812
Cie Financiere Richemont SA, Class A	5,331	905,566
Clariant AG (A)	2,273	32,882
Coca-Cola HBC AG (A)	1,966	58,645
EMS-Chemie Holding AG	73	55,320
Garmin Ltd.	711	74,150
Geberit AG	377	197,580
Givaudan SA	93	308,476
Glencore PLC	108,035	612,545
Holcim AG (A)	5,847	394,130
Julius Baer Group Ltd.	2,211	139,531
Kuehne & Nagel International AG	565	167,368
Logitech International SA	1,802	107,553
Lonza Group AG	754	450,675
Nestle SA	27,828	3,347,473
Novartis AG	21,857	2,203,610
Partners Group Holding AG	234	220,625
Roche Holding AG	7,333	2,246,173
Schindler Holding AG	683	157,948
SGS SA	1,613	152,591
Siemens Energy AG (A)	5,653	99,955
SIG Group AG (A)	3,090	85,367
Sika AG	1,549	443,634
Sonova Holding AG	533	142,224
STMicroelectronics NV	7,607	379,387
Straumann Holding AG	1,145	186,184
Swatch Group AG	838	116,592
Swiss Life Holding AG	316	185,077
Swiss Prime Site AG	790	68,624
Swiss Re AG	3,107	313,070
Swisscom AG	264	164,773
TE Connectivity Ltd.	1,266	177,443
Temenos AG	660	52,553
UBS Group AG (A)	35,774	725,091
VAT Group AG (G)	281	116,394
Zurich Insurance Group AG	1,522	723,998

		17,768,608

United Kingdom - 2.2%
3i Group PLC	10,138	251,290
abrdn PLC	21,440	59,539
Admiral Group PLC	1,857	49,180
Amcor PLC	6,105	60,928
Anglo American PLC	13,343	379,922

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Ashtead Group PLC	4,716	$ 326,964
Associated British Foods PLC	3,688	93,391
AstraZeneca PLC	15,750	2,257,829
Atlassian Corp., Class A (A)	722	121,159
Auto Trader Group PLC (G)	9,923	77,047
Aviva PLC	29,094	146,379
BAE Systems PLC	31,818	375,173
Barclays PLC	161,811	316,112
Barratt Developments PLC	10,569	55,548
Berkeley Group Holdings PLC	1,145	57,078
BP PLC	185,897	1,082,362
British American Tobacco PLC	22,091	733,983
British Land Co. PLC, REIT	9,318	35,933
BT Group PLC	71,797	111,726
Bunzl PLC	3,496	133,226
Burberry Group PLC	4,001	107,961
Clarivate PLC (A)	1,185	11,293
CNH Industrial NV	11,163	161,000
Coca-Cola Europacific Partners PLC	2,256	145,354
Compass Group PLC	17,887	500,892
Croda International PLC	1,460	104,367
Diageo PLC	23,322	1,002,635
Dowlais Group PLC (A)	14,476	23,348
Entain PLC	6,093	98,522
Evraz PLC (A) (C) (D) (I)	6,267	0
Ferguson PLC	870	136,860
G4S Ltd. (A) (C) (D)	27,853	86,665
GSK PLC	41,632	737,825
Haleon PLC	51,512	211,429
Halma PLC	4,014	116,186
Hargreaves Lansdown PLC	3,776	39,143
HSBC Holdings PLC	206,263	1,633,156
Imperial Brands PLC	9,290	205,629
Informa PLC	14,969	138,211
InterContinental Hotels Group PLC	1,827	126,294
Intertek Group PLC	1,695	91,882
J Sainsbury PLC	18,319	62,623
JD Sports Fashion PLC	27,354	50,813
Johnson Matthey PLC	1,954	43,378
Kingfisher PLC	20,877	61,529
Land Securities Group PLC, REIT	7,406	54,152
Legal & General Group PLC	62,397	180,658
Liberty Global PLC, Class A (A)	743	12,527
Liberty Global PLC, Class C (A)	1,088	19,334
Lloyds Banking Group PLC	691,870	383,537
London Stock Exchange Group PLC	3,904	415,516
M&G PLC	23,325	56,765
Melrose Industries PLC	14,289	92,065
Mondi PLC	5,100	77,808
National Grid PLC	37,365	495,399
NatWest Group PLC	55,238	168,834
Next PLC	1,367	119,867
NMC Health PLC (A) (C) (D) (I)	77,617	0
Ocado Group PLC (A)	6,107	44,193
Pearson PLC	6,779	71,070
Pentair PLC	770	49,742
Persimmon PLC	3,377	44,001
Phoenix Group Holdings PLC	7,845	53,079

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Prudential PLC	28,616	$ 404,155
Reckitt Benckiser Group PLC	7,379	554,537
RELX PLC	19,771	659,574
Rentokil Initial PLC	26,196	204,819
Rio Tinto PLC	11,784	748,869
Rolls-Royce Holdings PLC (A)	86,645	166,618
Sage Group PLC	10,663	125,257
Schroders PLC	9,352	52,031
Segro PLC, REIT	12,841	117,107
Severn Trent PLC	2,565	83,620
Shell PLC	72,956	2,176,399
Smith & Nephew PLC	9,022	145,555
Smiths Group PLC	3,698	77,369
Spirax-Sarco Engineering PLC	784	103,334
SSE PLC	11,065	259,475
St. James’s Place PLC	5,780	79,935
Standard Chartered PLC	25,456	221,469
Taylor Wimpey PLC	37,536	49,037
Tesco PLC	77,241	243,660
Unilever PLC	26,185	1,363,562
United Utilities Group PLC	6,881	84,137
Vodafone Group PLC	270,646	255,173
Whitbread PLC	2,096	90,226
Willis Towers Watson PLC	493	116,101
WPP PLC	11,324	118,696

		23,461,026

United States - 16.5%
3M Co.	2,234	223,601
A.O. Smith Corp.	588	42,795
Abbott Laboratories	7,049	768,482
AbbVie, Inc.	7,131	960,760
Activision Blizzard, Inc. (A)	3,179	267,990
Adobe, Inc. (A)	1,965	960,865
Advance Auto Parts, Inc.	274	19,262
Advanced Micro Devices, Inc. (A)	6,920	788,257
AECOM	607	51,407
AES Corp.	2,726	56,510
Aflac, Inc.	2,380	166,124
Agilent Technologies, Inc.	1,243	149,471
Air Products & Chemicals, Inc.	916	274,369
Airbnb, Inc., Class A (A)	1,628	208,644
Akamai Technologies, Inc. (A)	724	65,066
Albemarle Corp.	580	129,392
Alcoa Corp.	839	28,467
Alexandria Real Estate Equities, Inc., REIT	718	81,486
Align Technology, Inc. (A)	352	124,481
Alliant Energy Corp.	1,022	53,635
Allstate Corp.	1,102	120,162
Ally Financial, Inc.	1,195	32,277
Alnylam Pharmaceuticals, Inc. (A)	564	107,126
Alphabet, Inc., Class A (A)	24,668	2,952,760
Alphabet, Inc., Class C (A)	22,556	2,728,599
Altria Group, Inc.	7,294	330,418
Amazon.com, Inc. (A)	38,569	5,027,855
Ameren Corp.	1,059	86,489
American Electric Power Co., Inc.	2,089	175,894
American Express Co.	2,639	459,714
American Financial Group, Inc.	333	39,544

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
American Homes 4 Rent, REIT, Class A	1,261	$ 44,702
American International Group, Inc.	3,000	172,620
American Tower Corp., REIT	1,907	369,844
American Water Works Co., Inc.	769	109,775
Ameriprise Financial, Inc.	494	164,087
AmerisourceBergen Corp.	688	132,392
AMETEK, Inc.	965	156,214
Amgen, Inc.	2,204	489,332
Amphenol Corp., Class A	2,461	209,062
Analog Devices, Inc.	2,196	427,803
Annaly Capital Management, Inc., REIT	1,931	38,639
ANSYS, Inc. (A)	404	133,429
Aon PLC, Class A	840	289,968
APA Corp.	1,297	44,318
Apollo Global Management, Inc.	1,691	129,886
Apple, Inc.	65,830	12,769,045
Applied Materials, Inc.	3,560	514,562
Aramark	966	41,586
Archer-Daniels-Midland Co.	2,220	167,743
Ares Management Corp., Class A	731	70,432
Arista Networks, Inc. (A)	1,043	169,029
Arrow Electronics, Inc. (A)	284	40,677
Arthur J Gallagher & Co.	856	187,952
Aspen Technology, Inc. (A)	135	22,627
Assurant, Inc.	241	30,299
AT&T, Inc.	28,941	461,609
Atmos Energy Corp.	633	73,643
Autodesk, Inc. (A)	918	187,832
Automatic Data Processing, Inc.	1,709	375,621
AutoZone, Inc. (A)	87	216,922
AvalonBay Communities, Inc., REIT	640	121,133
Avantor, Inc. (A)	2,784	57,183
Avery Dennison Corp.	370	63,566
Axon Enterprise, Inc. (A)	321	62,634
Baker Hughes Co.	4,107	129,822
Ball Corp.	1,250	72,763
Bank of America Corp.	30,022	861,331
Bank of New York Mellon Corp.	3,116	138,724
Bath & Body Works, Inc.	972	36,450
Baxter International, Inc.	2,057	93,717
Becton Dickinson & Co.	1,081	285,395
Bentley Systems, Inc., Class B	808	43,818
Berkshire Hathaway, Inc., Class B (A)	5,255	1,791,955
Best Buy Co., Inc.	851	69,739
Bills Holdings, Inc. (A)	473	55,270
Bio-Rad Laboratories, Inc., Class A (A)	101	38,291
Bio-Techne Corp.	718	58,610
Biogen, Inc. (A)	643	183,159
BioMarin Pharmaceutical, Inc. (A)	849	73,591
Black Knight, Inc. (A)	716	42,767
BlackRock, Inc.	696	481,033
Blackstone, Inc.	2,963	275,470
Block, Inc. (A)	2,216	147,519
Boeing Co. (A)	2,335	493,059
Booking Holdings, Inc. (A)	180	486,059
Booz Allen Hamilton Holding Corp.	603	67,295
BorgWarner, Inc.	991	48,470
Boston Properties, Inc., REIT	694	39,967

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Boston Scientific Corp. (A)	5,774	$ 312,316
Bristol-Myers Squibb Co.	8,613	550,801
Broadcom, Inc.	1,727	1,498,052
Broadridge Financial Solutions, Inc., ADR	541	89,606
Brookfield Renewable Corp., Class A	1,307	41,230
Brown & Brown, Inc.	992	68,289
Brown-Forman Corp., Class B	1,208	80,670
Bunge Ltd.	698	65,856
Burlington Stores, Inc. (A)	308	48,476
Cadence Design Systems, Inc. (A)	1,176	275,796
Caesars Entertainment, Inc. (A)	937	47,759
Camden Property Trust, REIT	463	50,407
Campbell Soup Co.	851	38,899
Capital One Financial Corp.	1,614	176,523
Cardinal Health, Inc.	1,074	101,568
Carlisle Cos., Inc.	244	62,593
Carlyle Group, Inc.	833	26,614
CarMax, Inc. (A)	744	62,273
Carnival Corp. (A)	4,180	78,709
Carrier Global Corp.	3,432	170,605
Catalent, Inc. (A)	788	34,168
Caterpillar, Inc.	2,204	542,294
Cboe Global Markets, Inc.	486	67,073
CBRE Group, Inc., Class A (A)	1,268	102,340
CDW Corp.	622	114,137
Celanese Corp.	504	58,363
Centene Corp. (A)	2,245	151,425
CenterPoint Energy, Inc.	2,523	73,545
Ceridian HCM Holding, Inc. (A)	658	44,066
CF Industries Holdings, Inc.	808	56,091
CH Robinson Worldwide, Inc.	540	50,949
Charles River Laboratories International, Inc. (A)	234	49,199
Charles Schwab Corp.	6,133	347,618
Charter Communications, Inc., Class A (A)	496	182,216
Cheniere Energy, Inc.	925	140,933
Chesapeake Energy Corp.	523	43,765
Chevron Corp.	7,517	1,182,800
Chewy, Inc., Class A (A)	449	17,722
Chipotle Mexican Grill, Inc. (A)	130	278,070
Church & Dwight Co., Inc.	1,001	100,330
Cigna Group	1,165	326,899
Cincinnati Financial Corp.	685	66,664
Cintas Corp.	418	207,779
Cisco Systems, Inc.	16,814	869,956
Citigroup, Inc.	7,997	368,182
Citizens Financial Group, Inc.	2,103	54,846
Cleveland-Cliffs, Inc. (A)	2,137	35,816
Clorox Co.	557	88,585
Cloudflare, Inc., Class A (A)	1,159	75,764
CME Group, Inc.	1,434	265,706
CMS Energy Corp.	1,115	65,506
Coca-Cola Co.	16,594	999,291
Cognex Corp.	799	44,760
Cognizant Technology Solutions Corp., Class A	2,156	140,744
Coinbase Global, Inc., Class A (A)	596	42,644
Colgate-Palmolive Co.	3,179	244,910
Comcast Corp., Class A	17,555	729,410
Conagra Brands, Inc.	1,949	65,720

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
ConocoPhillips	4,971	$ 515,045
Consolidated Edison, Inc.	1,395	126,108
Constellation Brands, Inc., Class A	750	184,598
Constellation Energy Corp.	1,285	117,642
Contra Abiomed, Inc. (A) (C) (D) (H)	56	57
Cooper Cos., Inc.	225	86,272
Copart, Inc. (A)	1,775	161,898
Corning, Inc.	3,285	115,106
Corteva, Inc.	2,968	170,066
CoStar Group, Inc. (A)	1,665	148,185
Costco Wholesale Corp.	1,826	983,082
Coterra Energy, Inc.	3,224	81,567
Crowdstrike Holdings, Inc., Class A (A)	912	133,945
Crown Castle, Inc., REIT	1,768	201,446
Crown Holdings, Inc.	559	48,560
CSX Corp.	8,670	295,647
Cummins, Inc.	666	163,277
CVS Health Corp.	5,253	363,140
D.R. Horton, Inc.	1,304	158,684
Danaher Corp.	2,861	686,640
Darden Restaurants, Inc.	560	93,565
Darling Ingredients, Inc. (A)	742	47,332
Datadog, Inc., Class A (A)	1,011	99,462
DaVita, Inc. (A)	246	24,716
Deere & Co.	1,163	471,236
Dell Technologies, Inc., Class C	1,086	58,763
Delta Air Lines, Inc. (A)	750	35,655
DENTSPLY SIRONA, Inc.	884	35,378
Devon Energy Corp.	2,552	123,364
Dexcom, Inc. (A)	1,590	204,331
Diamondback Energy, Inc.	767	100,753
Digital Realty Trust, Inc., REIT	1,129	128,559
Discover Financial Services	1,077	125,847
DISH Network Corp., Class A (A)	1,069	7,045
DocuSign, Inc. (A)	855	43,682
Dollar General Corp.	933	158,405
Dollar Tree, Inc. (A)	912	130,872
Dominion Energy, Inc.	3,344	173,186
Domino’s Pizza, Inc.	162	54,592
DoorDash, Inc., Class A (A)	1,037	79,248
Dover Corp.	650	95,973
Dow, Inc.	2,940	156,584
Dropbox, Inc., Class A (A)	1,175	31,337
DTE Energy Co.	770	84,715
Duke Energy Corp.	3,053	273,976
DuPont de Nemours, Inc.	2,086	149,024
Dynatrace, Inc. (A)	928	47,764
Eastman Chemical Co.	553	46,297
Eaton Corp. PLC	1,648	331,413
eBay, Inc.	2,210	98,765
Ecolab, Inc.	1,072	200,132
Edison International	1,514	105,147
Edwards Lifesciences Corp. (A)	2,535	239,127
Elanco Animal Health, Inc. (A)	1,795	18,058
Electronic Arts, Inc.	1,064	138,001
Elevance Health, Inc.	979	434,960
Eli Lilly & Co.	3,226	1,512,929
Emerson Electric Co.	2,442	220,732

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Enphase Energy, Inc. (A)	660	$ 110,537
Entegris, Inc.	702	77,796
Entergy Corp.	810	78,870
EOG Resources, Inc.	2,415	276,373
EPAM Systems, Inc. (A)	269	60,458
EQT Corp.	1,340	55,114
Equifax, Inc.	562	132,239
Equinix, Inc., REIT	422	330,823
Equitable Holdings, Inc.	1,532	41,609
Equity LifeStyle Properties, Inc., REIT	804	53,780
Equity Residential, REIT	1,445	95,327
Erie Indemnity Co., Class A	116	24,361
Essential Utilities, Inc.	1,016	40,549
Essex Property Trust, Inc., REIT	296	69,353
Estee Lauder Cos., Inc., Class A	963	189,114
Etsy, Inc. (A)	599	50,681
Evergy, Inc.	924	53,980
Eversource Energy	1,358	96,309
Exact Sciences Corp. (A)	735	69,017
Exelon Corp.	3,946	160,760
Expedia Group, Inc. (A)	715	78,214
Expeditors International of Washington, Inc.	731	88,546
Extra Space Storage, Inc., REIT	616	91,692
Exxon Mobil Corp.	16,797	1,801,478
F5, Inc. (A)	276	40,368
FactSet Research Systems, Inc.	176	70,514
Fair Isaac Corp. (A)	116	93,868
Fastenal Co.	2,363	139,393
FedEx Corp.	1,017	252,114
Fidelity National Financial, Inc.	972	34,992
Fidelity National Information Services, Inc.	2,413	131,991
Fifth Third Bancorp	2,857	74,882
First Citizens BancShares, Inc., Class A	48	61,606
First Horizon Corp.	2,185	24,625
First Republic Bank	870	479
First Solar, Inc. (A)	454	86,301
FirstEnergy Corp.	2,129	82,776
Fiserv, Inc. (A)	2,456	309,824
FleetCor Technologies, Inc. (A)	322	80,848
FMC Corp.	581	60,622
Ford Motor Co.	16,701	252,686
Fortinet, Inc. (A)	2,792	211,047
Fortive Corp.	1,351	101,014
Fortune Brands Innovations, Inc.	594	42,738
Fox Corp., Class A	1,195	40,630
Fox Corp., Class B	666	21,239
Franklin Resources, Inc.	1,188	31,731
Freeport-McMoRan, Inc.	5,931	237,240
Gaming & Leisure Properties, Inc., REIT	1,079	52,288
Gartner, Inc. (A)	360	126,112
GE HealthCare Technologies, Inc. (A)	1,480	120,235
Gen Digital, Inc.	2,375	44,056
Generac Holdings, Inc. (A)	299	44,590
General Dynamics Corp.	11,650	2,506,497
General Electric Co.	4,550	499,817
General Mills, Inc.	2,385	182,930
General Motors Co.	6,017	232,016
Genuine Parts Co.	652	110,338

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Gilead Sciences, Inc.	4,958	$ 382,113
Global Payments, Inc.	1,138	112,116
Globe Life, Inc.	421	46,150
GoDaddy, Inc., Class A (A)	714	53,643
Goldman Sachs Group, Inc.	1,362	439,299
Graco, Inc.	780	67,353
Halliburton Co.	3,717	122,624
Hartford Financial Services Group, Inc.	1,254	90,313
Hasbro, Inc.	607	39,315
HCA Healthcare, Inc.	860	260,993
Healthcare Realty Trust, Inc., REIT	1,547	29,176
Healthpeak Properties, Inc., REIT	2,167	43,557
HEICO Corp.	200	35,388
HEICO Corp., Class A	340	47,804
Henry Schein, Inc. (A)	618	50,120
Hershey Co.	666	166,300
Hess Corp.	1,081	146,962
Hewlett Packard Enterprise Co.	5,267	88,486
HF Sinclair Corp.	662	29,532
Hilton Worldwide Holdings, Inc.	1,148	167,091
Hologic, Inc. (A)	1,013	82,023
Home Depot, Inc.	4,239	1,316,803
Honeywell International, Inc.	2,784	577,680
Horizon Therapeutics PLC (A)	983	101,102
Hormel Foods Corp.	1,167	46,937
Host Hotels & Resorts, Inc., REIT	2,995	50,406
Howmet Aerospace, Inc.	1,502	74,439
HP, Inc.	4,118	126,464
Hubbell, Inc.	252	83,553
HubSpot, Inc. (A)	221	117,592
Humana, Inc.	574	256,653
Huntington Bancshares, Inc.	5,960	64,249
Huntington Ingalls Industries, Inc.	1,770	402,852
IDEX Corp.	350	75,341
IDEXX Laboratories, Inc. (A)	381	191,350
Illinois Tool Works, Inc.	1,220	305,195
Illumina, Inc. (A)	719	134,805
Incyte Corp. (A)	853	53,099
Ingersoll Rand, Inc.	1,669	109,086
Insulet Corp. (A)	321	92,557
Intel Corp.	17,189	574,800
Intercontinental Exchange, Inc.	2,256	255,108
International Business Machines Corp.	3,615	483,723
International Flavors & Fragrances, Inc.	1,072	85,320
International Paper Co.	1,350	42,944
Interpublic Group of Cos., Inc.	1,633	63,001
Intuit, Inc.	1,042	477,434
Intuitive Surgical, Inc. (A)	1,403	479,742
Invesco Ltd.	1,381	23,215
Invitation Homes, Inc., REIT	2,501	86,034
IQVIA Holdings, Inc. (A)	855	192,178
Iron Mountain, Inc., REIT	1,138	64,661
J.M. Smucker Co.	482	71,177
Jack Henry & Associates, Inc.	334	55,888
Jacobs Solutions, Inc.	582	69,194
JB Hunt Transport Services, Inc.	384	69,516
Johnson & Johnson	10,415	1,723,891
Johnson Controls International PLC	2,891	196,993

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
JPMorgan Chase & Co.	12,145	$ 1,766,369
Juniper Networks, Inc.	1,286	40,290
Kellogg Co.	1,058	71,309
Keurig Dr. Pepper, Inc.	3,126	97,750
KeyCorp	3,907	36,101
Keysight Technologies, Inc. (A)	822	137,644
Kimberly-Clark Corp.	1,326	183,068
Kimco Realty Corp., REIT	2,564	50,562
Kinder Morgan, Inc.	8,249	142,048
KKR & Co., Inc.	2,337	130,872
KLA Corp.	671	325,448
Knight-Swift Transportation Holdings, Inc.	704	39,114
Kraft Heinz Co.	2,924	103,802
Kroger Co.	2,918	137,146
L3 Harris Technologies, Inc.	9,272	1,815,179
Laboratory Corp. of America Holdings	403	97,256
Lam Research Corp.	642	412,716
Lamb Weston Holdings, Inc.	653	75,062
Las Vegas Sands Corp. (A)	1,414	82,012
Lear Corp.	278	39,907
Leidos Holdings, Inc.	592	52,380
Lennar Corp., Class A	1,068	133,831
Lennox International, Inc.	145	47,280
Liberty Broadband Corp., Class C (A)	550	44,061
Liberty Media Corp. - Liberty Formula One, Class C (A)	796	59,923
Liberty Media Corp. - Liberty SiriusXM, Class A (A)	332	10,893
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	741	24,253
Linde PLC	2,080	792,646
Live Nation Entertainment, Inc. (A)	804	73,252
LKQ Corp.	1,079	62,873
Lockheed Martin Corp.	9,270	4,267,723
Loews Corp.	829	49,226
Lowe’s Cos., Inc.	2,507	565,830
LPL Financial Holdings, Inc.	370	80,449
Lucid Group, Inc. (A) (E)	1,813	12,492
LyondellBasell Industries NV, Class A	1,102	101,197
M&T Bank Corp.	794	98,265
Marathon Oil Corp.	2,645	60,888
Marathon Petroleum Corp.	1,872	218,275
Markel Group, Inc. (A)	62	85,757
MarketAxess Holdings, Inc.	194	50,715
Marriott International, Inc., Class A	1,047	192,323
Marsh & McLennan Cos., Inc.	2,051	385,752
Martin Marietta Materials, Inc.	289	133,428
Marvell Technology, Inc.	3,619	216,344
Masco Corp.	947	54,339
Masimo Corp. (A)	229	37,682
Mastercard, Inc., Class A	3,542	1,393,069
Match Group, Inc. (A)	1,132	47,374
McCormick & Co., Inc.	1,037	90,458
McDonald’s Corp.	2,931	874,640
McKesson Corp.	637	272,196
Medical Properties Trust, Inc., REIT (E)	2,451	22,696
Merck & Co., Inc.	10,133	1,169,247
Meta Platforms, Inc., Class A (A)	9,366	2,687,855

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
MetLife, Inc.	2,728	$ 154,214
Mettler-Toledo International, Inc. (A)	102	133,787
MGM Resorts International	1,236	54,285
Microchip Technology, Inc.	2,296	205,699
Micron Technology, Inc.	4,570	288,413
Microsoft Corp.	29,285	9,972,714
Mid-America Apartment Communities, Inc., REIT	528	80,182
Moderna, Inc. (A)	1,334	162,081
Mohawk Industries, Inc. (A)	238	24,552
Molina Healthcare, Inc. (A)	259	78,021
Molson Coors Beverage Co., Class B	765	50,368
Mondelez International, Inc., Class A	5,477	399,492
MongoDB, Inc. (A)	341	140,148
Monolithic Power Systems, Inc.	209	112,908
Monster Beverage Corp. (A)	3,170	182,085
Moody’s Corp.	762	264,963
Mosaic Co.	1,372	48,020
Motorola Solutions, Inc.	771	226,119
MSCI, Inc.	371	174,107
Nasdaq, Inc.	1,381	68,843
NetApp, Inc.	908	69,371
Netflix, Inc. (A)	1,894	834,288
Neurocrine Biosciences, Inc. (A)	433	40,832
Newell Brands, Inc.	1,633	14,207
Newmont Corp.	3,233	137,920
News Corp., Class A	1,574	30,693
NextEra Energy, Inc.	7,969	591,300
NIKE, Inc., Class B	5,200	573,924
NiSource, Inc.	1,619	44,280
Nordson Corp.	238	59,067
Norfolk Southern Corp.	963	218,370
Northern Trust Corp.	804	59,609
Northrop Grumman Corp.	6,563	2,991,415
NRG Energy, Inc.	948	35,446
Nucor Corp.	1,071	175,623
NVIDIA Corp.	10,466	4,427,327
NVR, Inc. (A)	14	88,909
O’Reilly Automotive, Inc. (A)	287	274,171
Occidental Petroleum Corp.	2,967	174,460
Okta, Inc. (A)	732	50,764
Old Dominion Freight Line, Inc.	437	161,581
Omnicom Group, Inc.	854	81,258
ON Semiconductor Corp. (A)	1,842	174,216
ONEOK, Inc.	1,837	113,380
Oracle Corp.	6,601	786,113
Otis Worldwide Corp.	1,722	153,275
Ovintiv, Inc.	1,050	39,974
Owens Corning	428	55,854
PACCAR, Inc.	2,175	181,939
Packaging Corp. of America	424	56,036
Palantir Technologies, Inc., Class A (A)	7,200	110,376
Palo Alto Networks, Inc. (A)	1,217	310,956
Paramount Global, Class B	2,569	40,873
Parker-Hannifin Corp.	600	234,024
Paychex, Inc.	1,297	145,095
Paycom Software, Inc.	243	78,061
Paylocity Holding Corp. (A)	199	36,721
PayPal Holdings, Inc. (A)	4,592	306,424

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
PepsiCo, Inc.	5,510	$ 1,020,562
Pfizer, Inc.	22,447	823,356
PG&E Corp. (A)	6,089	105,218
Philip Morris International, Inc.	6,338	618,716
Phillips 66	1,905	181,699
Pinterest, Inc., Class A (A)	2,420	66,163
Pioneer Natural Resources Co.	945	195,785
Plug Power, Inc. (A) (E)	2,299	23,887
PNC Financial Services Group, Inc.	1,672	210,588
Pool Corp.	183	68,559
PPG Industries, Inc.	982	145,631
PPL Corp.	3,003	79,459
Principal Financial Group, Inc.	1,022	77,508
Procter & Gamble Co.	9,537	1,447,144
Progressive Corp.	2,346	310,540
Prologis, Inc., REIT	3,762	461,334
Prudential Financial, Inc.	1,491	131,536
PTC, Inc. (A)	514	73,142
Public Service Enterprise Group, Inc.	2,037	127,537
Public Storage, REIT	727	212,197
PulteGroup, Inc.	944	73,330
Qorvo, Inc. (A)	474	48,362
QUALCOMM, Inc.	4,649	553,417
Quanta Services, Inc.	666	130,836
Quest Diagnostics, Inc.	517	72,670
Raymond James Financial, Inc.	796	82,601
Raytheon Technologies Corp.	53,017	5,193,545
Realty Income Corp., REIT	2,570	153,660
Regency Centers Corp., REIT	714	44,104
Regeneron Pharmaceuticals, Inc. (A)	484	347,773
Regions Financial Corp.	3,807	67,841
Reliance Steel & Aluminum Co.	272	73,872
Repligen Corp. (A)	242	34,233
Republic Services, Inc.	913	139,844
ResMed, Inc.	668	145,958
Revvity, Inc.	570	67,710
Rivian Automotive, Inc., Class A (A) (E)	1,355	22,574
Robert Half International, Inc.	510	38,362
ROBLOX Corp., Class A (A)	1,494	60,208
Rockwell Automation, Inc.	531	174,938
Roku, Inc. (A)	596	38,120
Rollins, Inc.	892	38,204
Roper Technologies, Inc.	486	233,669
Ross Stores, Inc.	1,416	158,776
Royal Caribbean Cruises Ltd. (A)	980	101,665
Royalty Pharma PLC, Class A	1,396	42,913
RPM International, Inc.	598	53,659
S&P Global, Inc.	1,325	531,179
Salesforce, Inc. (A)	4,146	875,884
SBA Communications Corp., REIT	491	113,794
Schlumberger NV	5,825	286,124
Seagate Technology Holdings PLC	818	50,610
Seagen, Inc. (A)	635	122,212
Sealed Air Corp.	651	26,040
SEI Investments Co.	528	31,479
Sempra Energy	1,212	176,455
Sensata Technologies Holding PLC	712	32,033
ServiceNow, Inc. (A)	854	479,922

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Sherwin-Williams Co.	1,030	$ 273,486
Simon Property Group, Inc., REIT	1,327	153,242
Sirius XM Holdings, Inc. (E)	3,093	14,011
Skyworks Solutions, Inc.	747	82,685
Snap, Inc., Class A (A)	4,769	56,465
Snap-on, Inc.	248	71,471
Snowflake, Inc., Class A (A)	998	175,628
Southern Co.	4,401	309,170
Southwest Airlines Co.	690	24,985
Splunk, Inc. (A)	762	80,841
SS&C Technologies Holdings, Inc.	945	57,267
Stanley Black & Decker, Inc.	698	65,410
Starbucks Corp.	4,740	469,544
State Street Corp.	1,482	108,453
Steel Dynamics, Inc.	803	87,471
STERIS PLC	454	102,141
Stryker Corp.	1,350	411,871
Sun Communities, Inc., REIT	568	74,101
Synchrony Financial	1,918	65,059
Synopsys, Inc. (A)	713	310,447
Sysco Corp.	2,128	157,898
T-Mobile US, Inc. (A)	2,502	347,528
T. Rowe Price Group, Inc.	938	105,075
Take-Two Interactive Software, Inc. (A)	781	114,932
Targa Resources Corp.	892	67,881
Target Corp.	1,932	254,831
Teledyne Technologies, Inc. (A)	216	88,800
Teleflex, Inc.	212	51,310
Teradyne, Inc.	729	81,160
Tesla, Inc. (A)	11,441	2,994,911
Texas Instruments, Inc.	3,734	672,195
Texas Pacific Land Corp.	28	36,862
Textron, Inc.	869	58,770
Thermo Fisher Scientific, Inc.	1,596	832,713
TJX Cos., Inc.	4,838	410,214
Toast, Inc., Class A (A)	1,113	25,120
Toro Co.	487	49,504
Tractor Supply Co.	514	113,645
Trade Desk, Inc., Class A (A)	1,939	149,730
Tradeweb Markets, Inc., Class A	552	37,801
TransDigm Group, Inc.	239	213,707
TransUnion	891	69,792
Travelers Cos., Inc.	968	168,103
Trimble, Inc. (A)	1,043	55,216
Truist Financial Corp.	5,434	164,922
Twilio, Inc., Class A (A)	871	55,413
Tyler Technologies, Inc. (A)	196	81,628
Tyson Foods, Inc., Class A	1,215	62,014
U-Haul Holding Co.	405	20,521
Uber Technologies, Inc. (A)	6,307	272,273
UDR, Inc., REIT	1,298	55,762
UGI Corp.	847	22,844
Ulta Beauty, Inc. (A)	239	112,472
Union Pacific Corp.	2,533	518,302
United Parcel Service, Inc., Class B	2,934	525,919
United Rentals, Inc.	323	143,855
United Therapeutics Corp. (A)	205	45,254
UnitedHealth Group, Inc.	3,662	1,760,104

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Unity Software, Inc. (A)	1,044	$ 45,330
Universal Health Services, Inc., Class B	295	46,542
US Bancorp	5,777	190,872
Vail Resorts, Inc.	187	47,079
Valero Energy Corp.	1,485	174,191
Veeva Systems, Inc., Class A (A)	652	128,920
Ventas, Inc., REIT	1,645	77,759
VeriSign, Inc. (A)	438	98,975
Verisk Analytics, Inc.	709	160,255
Verizon Communications, Inc.	17,049	634,052
Vertex Pharmaceuticals, Inc. (A)	1,063	374,080
VF Corp.	1,353	25,829
Viatris, Inc.	4,983	49,730
VICI Properties, Inc., REIT	3,897	122,483
Visa, Inc., Class A	6,665	1,582,804
Vistra Corp.	1,431	37,564
VMware, Inc., Class A (A)	869	124,867
Vulcan Materials Co.	618	139,322
W.R. Berkley Corp.	867	51,639
Walgreens Boots Alliance, Inc.	2,961	84,359
Walmart, Inc.	6,064	953,140
Walt Disney Co. (A)	7,482	667,993
Warner Bros Discovery, Inc. (A)	9,664	121,187
Waste Connections, Inc.	1,085	155,079
Waste Management, Inc.	1,678	290,999
Waters Corp. (A)	270	71,966
Webster Financial Corp.	724	27,331
WEC Energy Group, Inc.	1,212	106,947
Wells Fargo & Co.	15,646	667,771
Welltower, Inc., REIT	1,943	157,169
West Pharmaceutical Services, Inc.	340	130,040
Western Digital Corp. (A)	1,299	49,271
Westinghouse Air Brake Technologies Corp.	800	87,736
Westlake Corp.	177	21,146
Westrock Co.	1,073	31,192
Weyerhaeuser Co., REIT	3,009	100,832
Whirlpool Corp.	251	37,346
Williams Cos., Inc.	4,982	162,563
Wolfspeed, Inc. (A)	590	32,798
Workday, Inc., Class A (A)	855	193,136
WP Carey, Inc., REIT	857	57,899
WW Grainger, Inc.	212	167,181
Wynn Resorts Ltd.	509	53,755
Xcel Energy, Inc.	2,140	133,044
Xylem, Inc.	729	82,100
Yum! Brands, Inc.	1,078	149,357
Zebra Technologies Corp., Class A (A)	241	71,295
Zillow Group, Inc., Class C (A)	728	36,589
Zimmer Biomet Holdings, Inc.	853	124,197
Zoetis, Inc.	1,928	332,021
Zoom Video Communications, Inc., Class A (A)	957	64,961
ZoomInfo Technologies, Inc. (A)	1,162	29,503
Zscaler, Inc. (A)	434	63,494

		175,518,243

	Shares	Value
COMMON STOCKS (continued)
Uruguay - 0.0% (F)
MercadoLibre, Inc. (A)	216	$ 255,874

Total Common Stocks (Cost $296,391,270)		336,659,017

PREFERRED STOCKS - 0.1%
Germany - 0.1%
Bayerische Motoren Werke AG, 8.22% (J)	646	73,615
Dr. Ing. h.c. F. Porsche AG, 0.89% (G) (J)	1,230	152,801
Henkel AG & Co. KGaA, 2.52% (J)	1,919	153,474
Porsche Automobil Holding SE, 4.64% (J)	1,669	100,590
Sartorius AG, 0.45% (J)	261	90,426
Volkswagen AG, 22.62% (J)	2,027	272,576

Total Preferred Stocks (Cost $995,851)		843,482

	Principal	Value
ASSET-BACKED SECURITIES - 0.3%
American Homes 4 Rent Trust Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (G)	$225,000	218,840
HGI CRE CLO Ltd. Series 2021-FL2, Class A, 1-Month LIBOR + 1.00%, 6.16% (K), 09/17/2036 (G)	1,159,674	1,119,733
Navient Private Education Loan Trust Series 2014-AA, Class A3, 1-Month LIBOR + 1.60%, 6.79% (K), 10/15/2031 (G)	322,744	322,291
SLM Private Education Loan Trust Series 2010-C, Class A5, 1-Month LIBOR + 4.75%, 9.94% (K), 10/15/2041 (G)	888,722	927,111
SMB Private Education Loan Trust Series 2019-A, Class A2A, 3.44%, 07/15/2036 (G)	139,927	133,032

Total Asset-Backed Securities (Cost $2,777,101)		2,721,007

CONVERTIBLE BONDS - 0.0% (F)
India - 0.0% (F)
REI Agro Ltd.
5.50%, 11/13/2014 (A) (G) (L)	697,000	3,485
5.50%, 11/13/2014 (A) (L) (M)	259,000	1,295

		4,780

Netherlands - 0.0% (F)
Bio City Development Co. BV 8.00%, 07/06/2024 (A) (C) (D) (G) (L)	2,400,000	186,000

Total Convertible Bonds (Cost $2,277,010)		190,780

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 9.7%
Australia - 0.5%
Australia & New Zealand Banking Group Ltd. Fixed until 11/25/2030, 2.57% (K), 11/25/2035 (G)	$ 1,750,000	$ 1,328,853
Commonwealth Bank of Australia Fixed until 10/03/2024, 1.94% (K), 10/03/2029 (M)	EUR 1,000,000	1,038,192
NBN Co. Ltd. 2.63%, 05/05/2031 (G)	$ 1,215,000	1,017,716
Quintis Australia Pty Ltd.
PIK Rate 0.00%, Cash Rate 0.00%, 10/01/2028 (C) (D) (G) (N)	3,336,317	1,144,690
PIK Rate 13.51%, Cash Rate 7.50%, 10/01/2026 (C) (D) (G) (N)	237,012	119,217
Westpac Banking Corp. Fixed until 11/15/2030, 2.67% (K), 11/15/2035	1,250,000	958,907

		5,607,575

Canada - 0.4%
Enbridge, Inc. 2.50%, 01/15/2025	1,775,000	1,687,687
Rogers Communications, Inc. 3.80%, 03/15/2032 (G)	2,525,000	2,206,497

		3,894,184

Cayman Islands - 0.1%
Alibaba Group Holding Ltd. 2.13%, 02/09/2031 (E)	950,000	773,184

France - 0.8%
AXA SA Fixed until 05/28/2029, 3.25% (K), 05/28/2049 (M)	EUR 1,500,000	1,463,463
Banque Federative du Credit Mutuel SA
0.75%, 07/17/2025 (M)	1,000,000	1,014,205
1.25%, 12/05/2025 (M)	GBP 1,500,000	1,672,378
3.75%, 02/01/2033 (M)	EUR 1,000,000	1,057,984
BPCE SA 5.15%, 07/21/2024 (G)	$ 1,550,000	1,521,869
Orange SA Fixed until 10/01/2026 (O), 5.00% (K) (M)	EUR 1,360,000	1,474,832

		8,204,731

Germany - 0.3%
Deutsche Bank AG
0.96%, 11/08/2023	$ 1,050,000	1,028,878
Fixed until 09/18/2023, 2.22% (K), 09/18/2024	750,000	740,491
Kreditanstalt fuer Wiederaufbau 1.13%, 09/15/2032 (M)	EUR 1,550,000	1,448,363

		3,217,732

Indonesia - 0.1%
Pertamina Persero PT 6.50%, 11/07/2048 (M)	$ 1,050,000	1,084,784

Ireland - 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.45%, 10/29/2026	875,000	781,678

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Italy - 0.1%
Assicurazioni Generali SpA Fixed until 10/27/2027, 5.50% (K), 10/27/2047 (M)	EUR 1,200,000	$ 1,315,388

Japan - 0.4%
NTT Finance Corp. 1.59%, 04/03/2028 (G)	$ 1,975,000	1,691,311
Sumitomo Mitsui Financial Group, Inc. 2.13%, 07/08/2030	2,975,000	2,420,078

		4,111,389

Jersey, Channel Islands - 0.1%
Galaxy Pipeline Assets Bidco Ltd. 2.63%, 03/31/2036 (G)	1,575,000	1,269,869

Luxembourg - 0.2%
Blackstone Property Partners Europe Holdings SARL 1.25%, 04/26/2027 (M)	EUR 1,000,000	870,092
Medtronic Global Holdings SCA
1.00%, 07/02/2031	450,000	398,549
1.13%, 03/07/2027	840,000	834,258

		2,102,899

Netherlands - 0.2%
Akelius Residential Property Financing BV 1.13%, 01/11/2029 (M)	1,000,000	839,744
Thermo Fisher Scientific Finance I BV 2.00%, 10/18/2051	100,000	71,359
Upjohn Finance BV 1.91%, 06/23/2032 (M)	1,400,000	1,171,701

		2,082,804

Republic of Korea - 0.1%
Korea Southern Power Co. Ltd. 0.75%, 01/27/2026 (G)	$1,860,000	1,644,609

Spain - 0.3%
Banco Santander SA
3.13%, 01/19/2027 (M)	EUR 1,400,000	1,454,774
5.18%, 11/19/2025	$ 1,400,000	1,359,202

		2,813,976

Switzerland - 0.1%
UBS Group AG 3.75%, 03/26/2025	1,150,000	1,100,370

United Kingdom - 0.7%
HSBC Holdings PLC
Fixed until 11/13/2025, 2.26% (K), 11/13/2026 (M)	GBP 1,514,000	1,713,461
Fixed until 05/22/2029, 3.97% (K), 05/22/2030	$ 1,725,000	1,547,968
Lloyds Banking Group PLC 2.25%, 10/16/2024 (M)	GBP 1,520,000	1,825,663
National Grid Electricity Distribution West Midlands PLC 5.75%, 04/16/2032 (M)	750,000	929,233
NGG Finance PLC Fixed until 06/18/2025, 5.63% (K), 06/18/2073 (M)	1,360,000	1,640,839

		7,657,164

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States - 5.2%
Amazon.com, Inc. 4.70%, 12/01/2032	$ 1,750,000	$ 1,763,854
American Express Co. 2.55%, 03/04/2027	550,000	500,557
AT&T, Inc.
1.80%, 09/05/2026	EUR 1,520,000	1,547,460
2.90%, 12/04/2026	GBP 700,000	790,801
Bank of America Corp.
Fixed until 06/19/2025, 1.32% (K), 06/19/2026	$ 2,475,000	2,266,798
Fixed until 04/22/2031, 2.69% (K), 04/22/2032	600,000	496,772
Fixed until 04/27/2027, 4.38% (K), 04/27/2028	2,050,000	1,967,246
BAT Capital Corp. 3.56%, 08/15/2027	1,675,000	1,537,967
Celanese US Holdings LLC 6.17%, 07/15/2027	1,550,000	1,544,752
Centene Corp. 2.50%, 03/01/2031	2,275,000	1,814,244
Charles Schwab Corp. Fixed until 05/19/2033, 5.85% (K), 05/19/2034	1,045,000	1,059,903
Charter Communications Operating LLC/Charter Communications Operating Capital 2.80%, 04/01/2031	1,525,000	1,226,557
Chubb INA Holdings, Inc. 0.88%, 06/15/2027	EUR 1,000,000	963,576
Citigroup, Inc.
Fixed until 01/25/2032, 3.06% (K), 01/25/2033	$ 925,000	771,779
Fixed until 03/17/2032, 3.79% (K), 03/17/2033	1,325,000	1,170,311
5.50%, 09/13/2025	1,050,000	1,043,824
Crown Castle, Inc. 3.30%, 07/01/2030	1,375,000	1,214,479
Dick’s Sporting Goods, Inc. 4.10%, 01/15/2052	780,000	540,932
Energy Transfer LP
2.90%, 05/15/2025	825,000	781,631
4.05%, 03/15/2025	324,000	314,711
Enterprise Products Operating LLC 5.35%, 01/31/2033	675,000	686,125
Estee Lauder Cos., Inc. 4.65%, 05/15/2033	1,050,000	1,031,862
Fidelity National Information Services, Inc. 1.65%, 03/01/2028	1,100,000	927,899
Foundry JV Holdco LLC 5.88%, 01/25/2034 (G)	625,000	620,995
General Motors Financial Co., Inc. 1.50%, 06/10/2026	1,275,000	1,126,366
Georgia-Pacific LLC 2.30%, 04/30/2030 (G)	2,000,000	1,701,886
Goldman Sachs Group, Inc. Fixed until 04/22/2031, 2.62% (K), 04/22/2032	1,075,000	881,266

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Intel Corp. 5.70%, 02/10/2053	$ 875,000	$ 890,190
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 2.50%, 01/15/2027 (G)	1,000,000	876,100
JPMorgan Chase & Co.
Fixed until 02/17/2032, 0.60% (K), 02/17/2033 (M)	EUR 1,000,000	811,938
Fixed until 11/08/2031, 2.55% (K), 11/08/2032	$ 3,625,000	2,968,130
Level 3 Financing, Inc. 3.40%, 03/01/2027 (G)	1,700,000	1,441,620
Lowe’s Cos., Inc. 1.30%, 04/15/2028	700,000	590,959
Marriott International, Inc. 4.90%, 04/15/2029	450,000	437,657
Metropolitan Life Global Funding I 5.15%, 03/28/2033 (G)	1,200,000	1,186,272
Micron Technology, Inc. 5.88%, 09/15/2033	1,375,000	1,361,542
NextEra Energy Capital Holdings, Inc. 2.75%, 11/01/2029	2,175,000	1,883,865
ONEOK Partners LP 4.90%, 03/15/2025	742,000	729,392
ONEOK, Inc. 2.75%, 09/01/2024	435,000	420,360
Prologis Euro Finance LLC 1.88%, 01/05/2029	EUR 950,000	904,448
Republic Services, Inc. 5.00%, 04/01/2034	$ 600,000	598,402
T-Mobile USA, Inc. 2.25%, 11/15/2031	1,250,000	999,603
Thermo Fisher Scientific, Inc.
0.88%, 10/01/2031	EUR 1,750,000	1,528,567
1.88%, 10/01/2049	400,000	280,871
Truist Financial Corp. 5.87% (K), 06/08/2034	$ 1,300,000	1,300,086
US Bancorp Fixed until 06/10/2033, 5.84% (K), 06/12/2034	875,000	880,838
Verizon Communications, Inc. 3.40%, 03/22/2041	875,000	674,261
Vontier Corp. 2.40%, 04/01/2028	925,000	770,312
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	2,025,000	1,796,215
5.05%, 03/15/2042	375,000	315,445
Wells Fargo & Co. 3.00%, 02/19/2025	700,000	671,675
Xcel Energy, Inc. 2.60%, 12/01/2029	1,425,000	1,216,587

		55,829,888

Total Corporate Debt Securities (Cost $118,374,765)		103,492,224

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 27.3%
Australia - 0.9%
Australia Government Bonds
0.25%, 11/21/2025 (M)	AUD 9,950,000	$ 6,053,562
1.25%, 05/21/2032	6,000,000	3,174,170

		9,227,732

Austria - 0.1%
Republic of Austria Government Bonds 0.25%, 10/20/2036 (M)	EUR 1,570,000	1,189,670

Belgium - 0.3%
Kingdom of Belgium Government Bonds
1.70%, 06/22/2050 (M)	1,030,000	797,657
3.45%, 06/22/2043 (M)	1,920,000	2,115,218

		2,912,875

Brazil - 2.1%
Brazil Notas do Tesouro Nacional Series F, 10.00%, 01/01/2027	BRL 106,838,000	22,178,825

Canada - 1.5%
Canada Government Bonds
1.25%, 06/01/2030	CAD 4,510,000	2,960,024
2.50%, 12/01/2032	4,010,000	2,835,638
Province of British Columbia 2.20%, 06/18/2030	3,140,000	2,118,457
Province of Ontario
2.05%, 06/02/2030	3,340,000	2,231,657
2.30%, 06/15/2026	$ 2,280,000	2,126,691
Province of Quebec
Zero Coupon, 10/29/2030 (M)	EUR 2,160,000	1,850,767
1.90%, 09/01/2030	CAD 3,340,000	2,200,295

		16,323,529

China - 6.6%
Agricultural Development Bank of China
2.25%, 04/22/2025	CNY 8,500,000	1,167,764
3.79%, 10/26/2030	7,650,000	1,120,712
China Development Bank
3.34%, 07/14/2025	8,500,000	1,192,608
3.70%, 10/20/2030	16,150,000	2,349,295
China Government Bonds
2.37%, 01/20/2027	48,000,000	6,599,941
2.76%, 05/15/2032	289,200,000	39,853,853
2.80%, 11/15/2032	18,400,000	2,547,891
3.27%, 11/19/2030	68,900,000	9,935,248
3.53%, 10/18/2051	4,000,000	594,287
3.81%, 09/14/2050	22,000,000	3,417,190
Series 1608,
3.52%, 04/25/2046	4,000,000	587,673
Export-Import Bank of China 2.93%, 03/02/2025	8,500,000	1,180,839

		70,547,301

Czech Republic - 0.1%
Czech Republic Government Bonds 1.20%, 03/13/2031	CZK 17,200,000	626,335

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Denmark - 0.1%
Denmark Government Bonds 0.50%, 11/15/2029	DKK 6,540,000	$ 835,023

Finland - 0.1%
Finland Government Bonds 1.13%, 04/15/2034 (M)	EUR 900,000	812,687

France - 1.6%
Agence Francaise de Developpement EPIC 1.50%, 10/31/2034 (M)	1,400,000	1,272,329
French Republic Government Bonds OAT
Zero Coupon, 11/25/2029 (M)	15,430,000	14,077,803
1.50%, 05/25/2050 (M)	1,730,000	1,310,419
SNCF Reseau 1.88%, 03/30/2034 (M)	900,000	848,340

		17,508,891

Germany - 1.3%
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/2031 - 05/15/2036 (M)	8,800,000	7,878,356
0.25%, 02/15/2029 (M)	1,570,000	1,514,921
4.25%, 07/04/2039 (M)	3,520,000	4,714,743

		14,108,020

Greece - 2.7%
Hellenic Republic Government Bonds 4.25%, 06/15/2033 (M) (P)	24,947,000	28,451,006

Hungary - 0.1%
Hungary Government Bonds
3.00%, 08/21/2030	HUF 113,030,000	257,546
4.50%, 05/27/2032	138,730,000	339,805
4.75%, 11/24/2032	241,240,000	598,029

		1,195,380

Indonesia - 0.4%
Indonesia Treasury Bonds
6.63%, 05/15/2033	IDR 18,000,000,000	1,220,555
8.25%, 05/15/2029	8,156,000,000	599,306
8.38%, 03/15/2034	36,464,000,000	2,796,549

		4,616,410

Ireland - 0.1%
Ireland Government Bonds 0.20%, 10/18/2030 (M)	EUR 1,210,000	1,095,444

Italy - 0.6%
Italy Buoni Poliennali Del Tesoro
2.50%, 12/01/2032 (M)	1,000,000	970,295
4.45%, 09/01/2043 (M)	3,147,000	3,488,718
Republic of Italy Government International Bonds 0.88%, 05/06/2024	$ 1,750,000	1,674,225

		6,133,238

Japan - 3.8%
Japan Government Five Year Bonds 0.10%, 06/20/2024	JPY 221,000,000	1,534,786

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan (continued)
Japan Government Ten Year Bonds 0.10%, 06/20/2026 - 06/20/2031	JPY 2,374,900,000	$ 16,390,293
Japan Government Thirty Year Bonds
0.40%, 09/20/2049	1,058,000,000	6,012,772
1.70%, 06/20/2033	1,039,000,000	8,092,744
Japan Government Twenty Year Bonds
0.40%, 03/20/2040	915,000,000	5,884,167
0.60%, 06/20/2037	412,000,000	2,820,427

		40,735,189

Malaysia - 0.2%
Malaysia Government Bonds
3.89%, 08/15/2029	MYR 7,100,000	1,528,486
Series 0122,
3.58%, 07/15/2032	2,600,000	545,111

		2,073,597

Mexico - 0.4%
Mexico Bonos
Series M,
7.75%, 05/29/2031	MXN 43,000,000	2,374,935
8.50%, 05/31/2029	24,000,000	1,388,192

		3,763,127

Netherlands - 0.3%
Nederlandse Waterschapsbank NV 1.00%, 05/28/2030 (G)	$ 929,000	748,056
Netherlands Government Bonds
Zero Coupon, 07/15/2030 (M)	EUR 2,100,000	1,901,444
2.75%, 01/15/2047 (M)	660,000	732,538

		3,382,038

New Zealand - 0.3%
New Zealand Government Bonds
4.50%, 05/15/2030	NZD 2,900,000	1,770,457
Series 0534,
4.25%, 05/15/2034	2,100,000	1,242,439

		3,012,896

Norway - 0.0% (F)
Norway Government Bonds 2.13%, 05/18/2032 (M)	NOK 2,230,000	183,330

Republic of Korea - 0.5%
Export-Import Bank of Korea 0.63%, 02/09/2026	$ 1,460,000	1,289,621
Korea Development Bank 0.80%, 07/19/2026	2,070,000	1,797,528
Korea Electric Power Corp. 1.13%, 06/15/2025 (G)	2,250,000	2,070,048

		5,157,197

Saudi Arabia - 0.2%
KSA Sukuk Ltd. 4.51%, 05/22/2033 (E) (G)	1,873,000	1,833,573

Singapore - 0.1%
Singapore Government Bonds 2.63%, 08/01/2032	SGD 1,100,000	784,868

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Spain - 1.2%
Spain Government Bonds
Zero Coupon, 05/31/2025 - 01/31/2028 (M)	EUR 5,790,000	$ 5,790,474
0.70%, 04/30/2032 (M)	406,000	355,685
1.60%, 04/30/2025 (M)	4,370,000	4,613,186
2.70%, 10/31/2048 (M)	872,000	782,536
3.45%, 07/30/2066 (M)	290,000	286,480
3.55%, 10/31/2033 (M)	1,314,000	1,446,154

		13,274,515

Supranational - 0.6%
Africa Finance Corp. 4.38%, 04/17/2026 (M)	$ 1,240,000	1,148,860
Asian Development Bank 2.13%, 05/19/2031	NZD 810,000	402,811
Banque Ouest Africaine de Developpement 4.70%, 10/22/2031 (M)	$ 530,000	430,143
European Investment Bank
Zero Coupon, 01/14/2031 (M)	EUR 2,290,000	1,990,283
0.05%, 05/24/2024 (M)	2,220,000	2,347,097

		6,319,194

Thailand - 0.1%
Thailand Government Bonds 2.00%, 12/17/2031	THB 59,000,000	1,605,907

United Arab Emirates - 0.0% (F)
Abu Dhabi Government International Bonds 3.13%, 04/16/2030 (G)	$ 378,000	350,021

United Kingdom - 1.0%
U.K. Gilt
0.38%, 10/22/2030 (M)	GBP 2,890,000	2,751,927
0.63%, 10/22/2050 (M)	1,910,000	984,013
0.88%, 07/31/2033 (M)	3,920,000	3,566,998
1.25%, 10/22/2041 (M)	1,150,000	876,217
3.50%, 01/22/2045 (M)	2,230,000	2,436,171

		10,615,326

Total Foreign Government Obligations (Cost $327,476,051)		290,853,144

MORTGAGE-BACKED SECURITIES - 1.7%
Ireland - 0.2%
Berg Finance DAC Series 2021-1, Class A, 3-Month EURIBOR + 1.05%, 4.26% (K), 04/22/2033 (M)	EUR 155,882	159,532
Glenbeigh 2 Issuer DAC Series 2021-2A, Class A, 3-Month EURIBOR + 0.75%, 4.35% (K), 06/24/2050 (G)	1,130,109	1,225,936

		1,385,468

United Kingdom - 0.1%
Landmark Mortgage Securities No. 3 PLC Series 3, Class C, SONIA + 2.22%, 6.69% (K), 04/17/2044 (M)	GBP 1,154,413	1,376,438

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
United States - 1.4%
BAMLL Commercial Mortgage Securities Trust Series 2016-ISQ, Class A, 2.85%, 08/14/2034 (G)	$ 1,000,000	$ 844,946
Bayview Opportunity Master Fund VIa Trust Series 2022-3, Class A1, 3.00% (K), 01/25/2052 (G)	1,751,153	1,470,832
BX Commercial Mortgage Trust Series 2023-VLT2, Class A, 7.43% (K), 06/15/2040 (G)	800,000	796,993
BX Trust Series 2019-OC11, Class D, 4.08% (K), 12/09/2041 (G)	576,000	478,319
COLT Mortgage Loan Trust Series 2020-2, Class A1, 1.85% (K), 03/25/2065 (G)	13,247	13,136
GS Mortgage-Backed Securities Corp. Trust Series 2022-PJ2, Class A6, 3.00% (K), 06/25/2052 (G)	900,719	756,533
Hundred Acre Wood Trust Series 2021-INV3, Class A3, 2.50% (K), 12/25/2051 (G)	1,343,165	1,077,786
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-ACB, Class A, 1-Month SOFR Average + 1.40%, 6.47% (K), 03/15/2039 (G)	1,300,000	1,272,274
JPMorgan Mortgage Trust
Series 2021-INV6, Class A2,
3.00% (K), 04/25/2052 (G)	1,569,915	1,316,644
Series 2022-INV3, Class A3B,
3.00% (K), 09/25/2052 (G)	1,347,963	1,130,499
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A1, 3.57%, 02/15/2036 (G)	630,341	576,746
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class LNC3, 4.91% (K), 12/15/2046 (G)	896,941	781,026
OBX Trust
Series 2020-EXP1, Class 1A8,
3.50% (K), 02/25/2060 (G)	201,502	176,523
Series 2023-INV1, Class A1,
3.00% (K), 01/25/2052 (G)	1,196,104	988,935
Olympic Tower Mortgage Trust Series 2017-OT, Class A, 3.57%, 05/10/2039 (G)	1,400,000	1,217,721
PRKCM Trust Series 2023-AFC1, Class A1, 6.60% (K), 02/25/2058 (G)	744,926	741,425
PRMI Securitization Trust Series 2021-1, Class A2, 2.50% (K), 04/25/2051 (G)	1,706,467	1,358,641

		14,998,979

Total Mortgage-Backed Securities (Cost $20,125,165)		17,760,885

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
Michigan - 0.1%
University of Michigan, Revenue Bonds, Series A, 4.45%, 04/01/2122	$ 710,000	$ 615,320

Total Municipal Government Obligation (Cost $710,000)		615,320

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.4%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/2052	7,541,743	6,161,828
2.50%, 06/01/2050 - 01/01/2053	3,273,555	2,782,949
Federal National Mortgage Association
2.50%, 02/01/2052 - 12/01/2052	6,273,891	5,321,743
3.00%, 01/01/2053	11,454,117	10,087,075
3.50%, 01/01/2051	4,825,041	4,450,672
Uniform Mortgage-Backed Security
3.00%, TBA (Q)	300,000	264,094
4.00%, TBA (Q)	6,800,000	6,380,578
4.50%, TBA (Q)	2,400,000	2,308,219
5.00%, TBA (Q)	4,525,000	4,435,914
5.50%, TBA (Q)	1,425,000	1,418,710
6.00%, TBA (Q)	3,500,000	3,531,992

Total U.S. Government Agency Obligations (Cost $48,719,656)		47,143,774

U.S. GOVERNMENT OBLIGATIONS - 5.1%
U.S. Treasury - 3.9%
U.S. Treasury Bonds
1.13%, 05/15/2040	7,850,000	5,079,195
1.25%, 05/15/2050	1,120,000	628,338
1.75%, 08/15/2041	2,200,000	1,542,836
2.38%, 11/15/2049	1,820,000	1,356,042
2.50%, 02/15/2045	10,250,000	7,920,127
2.75%, 08/15/2047	1,090,000	875,108
U.S. Treasury Notes
0.50%, 04/30/2027	5,880,000	5,094,698
1.38%, 11/15/2031	9,560,000	7,879,531
2.13%, 05/15/2025	7,500,000	7,121,192
2.50%, 05/15/2024	4,300,000	4,192,668

		41,689,735

U.S. Treasury Inflation-Protected Securities - 1.2%
U.S. Treasury Inflation-Protected Indexed Notes 1.13%, 01/15/2033 (P)	13,713,791	13,123,857

Total U.S. Government Obligations (Cost $64,125,801)		54,813,592

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bills 5.01% (J), 11/30/2023 (R)	805,000	787,574

Total Short-Term U.S. Government Obligation (Cost $788,799)		787,574

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (J)	5,607,653	$ 5,607,653

Total Other Investment Company (Cost $5,607,653)		5,607,653

	Principal	Value
REPURCHASE AGREEMENTS - 15.4%
Fixed Income Clearing Corp., 2.30% (J), dated 06/30/2023, to be repurchased at $82,355,173 on 07/03/2023. Collateralized by a U.S. Government Obligation, 0.50%, due 02/28/2026, and with a value of $83,986,254.	$82,339,392	82,339,392

Principal	Value
REPURCHASE AGREEMENTS (continued)

State Street Bank & Trust Co., 1.52% (J), dated 06/30/2023, to be repurchased at $82,079,812 on 07/03/2023. Collateralized by a U.S. Government Obligation, 1.88%, due 06/30/2026, and with a value of $83,710,855. (P)

$ 82,069,417	$ 82,069,417

Total Repurchase Agreements (Cost $164,408,809)	164,408,809

Total Investments (Cost $1,052,777,931)	1,025,897,261
Net Other Assets (Liabilities) - 3.7%	39,193,327

Net Assets - 100.0%	$1,065,090,588

CENTRALLY CLEARED SWAP AGREEMENTS:

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
1-Month CNY-CNRR	Receive	2.56%	Quarterly	05/16/2028	CNY	153,625,000	$171,742	$—	$171,742
1-Month CNY-CNRR	Receive	2.56	Quarterly	05/16/2028	CNY	153,625,000	171,984	—	171,984
1-Month MXN-TIIE	Receive	6.66	Monthly	07/01/2026	MXN	97,211,000	(360,762)	—	(360,762)
1-Month MXN-TIIE	Receive	6.68	Monthly	06/29/2026	MXN	97,211,000	(359,192)	—	(359,192)
1-Month MXN-TIIE	Receive	6.68	Monthly	06/29/2026	MXN	97,211,000	(359,192)	(2,034)	(357,158)
1-Month MXN-TIIE	Receive	7.36	Monthly	12/22/2026	MXN	142,741,000	(358,786)	—	(358,786)
1-Month MXN-TIIE	Receive	7.38	Monthly	12/22/2026	MXN	142,741,000	(355,013)	—	(355,013)
1-Month MXN-TIIE	Receive	9.96	Monthly	02/26/2026	MXN	238,858,350	246,145	—	246,145
1-Month MXN-TIIE	Receive	9.96	Monthly	02/26/2026	MXN	238,858,350	247,797	—	247,797
1-Month MXN-TIIE	Receive	10.02	Monthly	02/26/2026	MXN	235,293,300	265,185	—	265,185

Total							$(690,092)	$(2,034)	$(688,058)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (S)
Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Daily Trust Net Japan USD Index	BCLY	Receive	Quarterly	05/10/2024	USD	37,000,343	5,168	$1,354,386	$—	$1,354,386
MSCI Emerging Net Total Return Index	BCLY	Receive	Quarterly	06/20/2024	USD	70,000,061	132,310	(2,850,190)	—	(2,850,190)
MSCI USA Gross Return Index	GSI	Receive	Quarterly	09/22/2023	USD	92,625,394	4,763	1,490,044	—	1,490,044
MSCI USA Gross Return Index	GSI	Receive	Quarterly	05/08/2024	USD	138,250,507	7,705	11,199,838	—	11,199,838
MSCI World Consumer Staples Index	BCLY	Pay	Quarterly	05/20/2024	USD	11,329,463	21,157	409,597	—	409,597
MSCI World Tobacco Index	BCLY	Receive	Quarterly	05/20/2024	USD	11,407,996	37,685	(102,397)	—	(102,397)

Total								$11,501,278	$—	$11,501,278

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS (continued):

Bilateral Equity Basket Total Return Swaps
Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Premiums (Paid) Received	Net Unrealized Appreciation (Depreciation)
Barclays Long US E&P’s	BCLY	Receive	04/10/2024	USD	1,990,301	0.2	$22,086	$—	$22,086
Barclays Long US E&P’s	BCLY	Receive	04/10/2024	USD	4,573,376	0.4	60,470	—	60,470
BNP Paribas EMU Anti-Value (a)	BNP	Pay	09/28/2023	EUR	7,739,445	0.7	(199,314)	—	(199,314)
BNP Paribas EMU Anti-Value (a)	BNP	Pay	09/28/2023	EUR	7,711,506	0.7	(198,595)	—	(198,595)
BNP Paribas EMU Anti-Value (a)	BNP	Pay	09/28/2023	EUR	7,736,372	0.7	(199,235)	—	(199,235)
BNP Paribas EMU Anti-Value (a)	BNP	Pay	09/28/2023	EUR	7,729,940	0.7	(199,070)	—	(199,070)
BNP Paribas EMU Anti-Value (a)	BNP	Pay	09/28/2023	EUR	7,974,855	0.7	(205,377)	—	(205,377)
BNP Paribas EMU Value (b)	BNP	Receive	09/28/2023	EUR	7,858,212	0.7	128,250	—	128,250
BNP Paribas EMU Value (b)	BNP	Receive	09/28/2023	EUR	7,782,177	0.7	127,009	—	127,009
BNP Paribas EMU Value (b)	BNP	Receive	09/28/2023	EUR	7,733,046	0.7	126,207	—	126,207
BNP Paribas EMU Value (b)	BNP	Receive	09/28/2023	EUR	7,671,146	0.7	125,197	—	125,197
BNP Paribas EMU Value (b)	BNP	Receive	09/28/2023	EUR	7,633,226	0.7	124,578	—	124,578
BNP Paribas Luxury Stocks (c)	BNP	Pay	05/30/2024	USD	5,930,384	0.6	(242,892)	—	(242,892)
BNP Paribas Luxury Stocks (c)	BNP	Pay	05/30/2024	USD	10,668,889	1.0	(670,031)	—	(670,031)
JPMorgan Long Broad US Value (d)	JPM	Receive	06/12/2024	USD	7,114,930	0.7	112,790	—	112,790
JPMorgan Long Broad US Value (d)	JPM	Receive	06/12/2024	USD	10,852,881	1.0	128,534	—	128,534
JPMorgan Long Japan 80% Value (e)	JPM	Receive	06/25/2024	USD	16,831,507	1.6	(393,791)	—	(393,791)
JPMorgan Long Korea 20% Value	JPM	Receive	06/25/2024	USD	4,175,243	0.4	(136,617)	—	(136,617)
JPMorgan Short Broad US Anti-Value (f)	JPM	Pay	06/12/2024	USD	10,865,863	1.0	(172,790)	—	(172,790)
JPMorgan Short Broad US Anti-Value (f)	JPM	Pay	06/12/2024	USD	7,134,314	0.7	(157,873)	—	(157,873)
JPMorgan Short Japan 80% Anti-Value (g)	JPM	Pay	06/25/2024	USD	16,747,349	1.6	505,069	—	505,069
JPMorgan Short Korea 20% Anti-Value	JPM	Pay	06/25/2024	USD	4,163,926	0.4	198,861	—	198,861
JPMorgan US Anti-Value (S&P 1500) (h)	JPM	Pay	06/12/2024	USD	11,631,130	1.1	(184,224)	—	(184,224)
JPMorgan US Anti-Value (S&P 1500) (h)	JPM	Pay	06/12/2024	USD	7,652,940	0.7	(154,930)	—	(154,930)
JPMorgan US Value (S&P 1500) (i)	JPM	Receive	06/12/2024	USD	7,627,269	0.7	126,833	—	126,833
JPMorgan US Value (S&P 1500) (i)	JPM	Receive	06/12/2024	USD	11,650,821	1.1	142,113	—	142,113

Total							$(1,186,742)	$—	$(1,186,742)

Value
OTC Swap Agreements, at value (Assets)	$16,381,862
OTC Swap Agreements, at value (Liabilities)	$(6,067,326)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

(a)	The significant reference entities underlying the corresponding total return swap as of June 30, 2023, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
Airbus SE	61	$7,813	0.81%
Safran SA	56	7,821	0.81

		15,634

Air Freight & Logistics
InPost SA	826	8,060	0.83

Automobiles
Ferrari NV	29	8,191	0.85

Banks
AIB Group PLC	2,274	9,050	0.93
BAWAG Group AG	194	8,396	0.87
Credit Agricole SA	782	8,305	0.86
ING Groep NV	723	8,682	0.90

		34,433

Beverages
Davide Campari-Milano NV	650	7,989	0.82

Biotechnology
Evotec SE	383	7,807	0.81
Galapagos NV	211	7,891	0.81

		15,698

Capital Markets
Allfunds Group PLC	1,483	8,622	0.89
Deutsche Boerse AG	49	8,216	0.85

		16,838

Chemicals
Air Liquide SA	51	8,206	0.85
Akzo Nobel NV	111	7,947	0.82
Industrie de Nora SpA	452	8,833	0.91

		24,986

Electric Utilities
Voltalia SA	528	8,001	0.83

Electrical Equipment
Schneider Electric SE	52	8,282	0.85
Siemens Energy AG	362	8,456	0.87

		16,738

Electronic Equipment, Instruments & Components
Barco NV	339	7,806	0.81
SES-imagotag	84	14,073	1.45
TomTom NV	1,281	8,856	0.91

		30,735

Energy Equipment & Services
Verbio Vereinigte Bioenergie AG	201	7,802	0.80

Entertainment
CTS Eventim AG & Co. KGaA	140	7,922	0.82

Financial Services
Adyen NV	7	10,357	1.07
Edenred	171	10,261	1.06
Groupe Bruxelles Lambert NV	114	8,218	0.85

		28,836

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Health Care Providers & Services
Amplifon SpA	234	$ 7,846	0.81%

Hotels, Restaurants & Leisure
Delivery Hero SE	236	8,437	0.87
Flutter Entertainment PLC	44	7,951	0.82
Marr SpA	551	7,848	0.81

		24,236

Industrial Conglomerates
Siemens AG	53	8,575	0.88

Industrial REITs
Warehouses De Pauw CVA	311	7,800	0.80

Insurance
Hannover Rueck SE	43	8,155	0.84

Interactive Media & Services
Scout24 SE	146	8,563	0.88

Office REITs
Gecina SA	90	8,640	0.89
Inmobiliaria Colonial Socimi SA	1,487	8,267	0.85

		16,907

Personal Care Products
Interparfums SA	109	7,812	0.81

Pharmaceuticals
Redcare Pharmacy NV	84	7,810	0.81

Real Estate Management & Development
CA Immobilien Anlagen AG	349	8,955	0.92
Vonovia SE	468	8,231	0.85

		17,186

Semiconductors & Semiconductor Equipment
ASM International NV	23	8,770	0.90
ASML Holding NV	14	8,898	0.92

		17,668

Software
Dassault Systemes SE	257	10,297	1.06
Nemetschek SE	148	10,274	1.06

		20,571

Specialty Retial
Auto1 Group SE	1,089	8,454	0.87

Textiles, Apparel & Luxury Goods
adidas AG	46	8,321	0.86

Transportation Infrastructure
Getlink SE	498	7,886	0.81
Salcef Group SpA	364	8,473	0.87

		16,359

Financial Services
Banca Generali SpA	307	9,393	0.97

TOTAL COMMON STOCKS - LONG		$ 427,519

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

(b)	The significant reference entities underlying the corresponding total return swap as of June 30, 2023, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aeronspace & Defense
Leonardo SpA	825	$ 8,787	0.91%

Automobiles
Bayerische Motoren Werke AG	73	7,957	0.83

Banks
Banca Monte DEI Paschi DI Siena SpA	3,640	8,431	0.88
UniCredit SpA	397	8,032	0.84

		16,463

Biotechnology
Grifols SA	900	10,546	1.10

Building Products
Beneteau	587	8,878	0.92
Cie de Saint-Gobain	190	10,248	1.07

		19,126

Chemicals
Bekaert SA	204	8,406	0.87

Construction & Engineering
Applus Services SA	1,080	9,826	1.02
Bouygues SA	305	9,074	0.94
Deutz AG	1,654	8,536	0.89
Eiffage SA	94	9,052	0.94
Fugro NV	761	10,766	1.12
Koninklijke BAM Groep NV	4,565	8,492	0.88

		55,746

Consumer Staples Distribution & Retail
Casino Guichard Perrachon SA	1,176	9,421	0.98

Electrical Equipment
Signify NV	339	8,509	0.89

Financial Services
BPER Banca	3,112	8,543	0.89
Nexi SpA	1,260	8,903	0.93

		17,446

Food Products
Glanbia PLC	729	9,865	1.03
Suedzucker AG	634	10,511	1.09

		20,376

Health Care Providers & Services
Clariane SE	1,241	8,452	0.88
Fresenius Medical Care AG & Co. KGaA	215	9,324	0.97
Fresenius SE & Co. KGaA	346	8,643	0.90

		26,419

Hotels, Restaurants & Leisure
Dalata Hotel Group PLC	1,736	8,070	0.84
Melia Hotels International SA	1,272	8,080	0.84

		16,150

Industrial Conglomerates
Acerinox SA	892	8,890	0.92

Common Stocks - Long	Shares	Value	Percentage of Basket Value
IT Services
Atos SE	830	$ 10,964	1.14%
Cancom SE	312	8,906	0.93
Sopra Steria Group SACA	48	8,672	0.90
TietoEVRY OYJ	315	7,919	0.82

		36,461

Machinery
Daimler Truck Holding AG	322	9,882	1.03
Iveco Group NV	1,214	9,883	1.03

		19,765

Media
Telenet Group Holding NV	412	8,513	0.89

Metals & Mining
Aperam SA	261	8,226	0.86
Outokumpu OYJ	1,662	8,784	0.91
thyssenkrupp AG	1,184	8,106	0.84
voestalpine AG	265	8,570	0.89

		33,686

Passenger Airlines
Air France-KLM	5,105	9,109	0.95

Pharmaceuticals
Dermapharm Holding SE	207	9,215	0.96
Ipsen SA	81	8,620	0.90
Sanofi	85	8,261	0.86

		26,096

Real Estate Management & Development
TAG Immobilien AG	1,291	10,624	1.11

Residential REITs
Xior Student Housing NV	320	9,122	0.95

Retail REITs
Unibail-Rodamco-Westfield	188	8,695	0.90

Semiconductors & Semiconductor Equipment
Siltronic AG	125	8,898	0.93
STMicroelectronics NV	186	8,125	0.85

		17,023

Specialty Retail
OVS SpA	3,497	8,540	0.89

Technology Hardware, Storage & Peripherals
Indra Sistemas SA	740	8,375	0.87

Trading Companies & Distributors
Rexel SA	489	10,707	1.11

Transportation Infrastructure
Construcciones y Auxiliar de Ferrocarriles	364	11,235	1.17

TOTAL COMMON STOCKS - LONG		$ 452,193

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

(c)	The significant reference entities underlying the corresponding total return swap as of June 30, 2023, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Textiles, Apparel & Luxury Goods
Brunello Cucinelli SpA	199	$ 17,793	1.73%
Burberry Group PLC	1,109	30,548	2.96
Cie Financiere Richemont SA, Class A	1,319	217,928	21.14
Hermes International	93	194,410	18.86
HUGO BOSS AG	210	15,938	1.55
Kering SA	342	192,263	18.65
LVMH Moet Hennessy Louis Vuitton SE	239	219,617	21.30

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Textiles, Apparel & Luxury Goods (continued)
Moncler SpA	813	$ 56,576	5.49%
Salvatore Ferragamo SpA	530	8,652	0.84
Swatch Group AG	150	43,084	4.18
Tapestry, Inc.	693	29,754	2.89
Tod’s SpA	104	4,375	0.42

		1,030,938

TOTAL COMMON STOCKS - LONG		$ 1,030,938

(d)	The significant reference entities underlying the corresponding total return swap as of June 30, 2023, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Automobile Components
American Axle & Manufacturing Holdings, Inc.	5,378	$ 42,705	0.43%

Biotechnology
Catalyst Pharmaceuticals, Inc.	3,456	45,372	0.46
Dynavax Technologies Corp.	3,470	45,113	0.46
Eagle Pharmaceuticals, Inc.	2,173	43,265	0.44

		133,750

Building Products
Boise Cascade Co.	522	42,132	0.43

Chemicals
CF Industries Holdings, Inc.	608	43,338	0.44

Commercial Services & Supplies
Interface, Inc.	5,129	43,394	0.44

Communications Equipment
Clearfield, Inc.	919	43,390	0.44

Construction & Engineering
M/I Homes, Inc.	544	44,678	0.45

Consumer Staples Distribution & Retail
Andersons, Inc.	934	41,964	0.43
Masterbrand, Inc.	3,788	43,105	0.44

		85,069

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	306	41,950	0.43
Playtika Holding Corp.	3,781	42,609	0.43
Sanmina Corp.	741	42,932	0.44
TD SYNNEX Corp.	438	41,916	0.43

		169,407

Food Products
B&G Foods, Inc.	3,047	43,360	0.44

Health Care Providers & Services
Baxter International, Inc.	991	44,860	0.45
Cigna Group	155	42,660	0.46
Universal Health Services, Inc., Class B	297	44,568	0.43

		132,088

Household Durables
KB Home	850	43,841	0.45

IT Services
Kyndryl Holdings, Inc.	3,321	44,072	0.45

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Life Sciences Tools & Services
Revvity, Inc.	368	$ 42,396	0.43%

Machinery
AGCO Corp.	334	44,616	0.45
Enovis Corp.	713	43,001	0.44
Greenbrier Cos., Inc.	1,335	42,999	0.44
Titan International, Inc.	3,689	43,197	0.44
Wabash National Corp.	1,539	42,353	0.43

		216,166

Metals & Mining
SunCoke Energy, Inc.	5,371	42,917	0.44

Mortgage Real Estate Investment Trusts
Rithm Capital Corp.	4,595	42,454	0.43

Oil, Gas & Consumable Fuels
Par Pacific Holdings, Inc.	1,722	42,688	0.43
Warrior Met Coal, Inc.	1,148	43,475	0.44

		86,163

Passenger Airlines
American Airlines Group, Inc.	2,679	43,823	0.44
Delta Air Lines, Inc.	1,048	44,997	0.46

		88,820

Personal Care Products
Medifast, Inc.	500	43,978	0.45

Pharmaceuticals
Elanco Animal Health, Inc.	4,383	43,789	0.44
Organon & Co.	2,048	42,827	0.43
Viatris, Inc.	4,305	43,265	0.44

		129,881

Semiconductors & Semiconductor Equipment
Alpha & Omega Semiconductor Ltd.	1,389	42,872	0.44
Ichor Holdings Ltd.	1,184	42,677	0.43
MaxLinear, Inc.	1,430	42,557	0.43
Photronics, Inc.	1,779	42,816	0.43

		170,922

Software
AppLovin Corp., Class A	1,822	43,189	0.44
Dropbox, Inc., Class A	1,734	45,840	0.47
Ebix, Inc.	1,859	42,545	0.43

		131,574

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Specialty Retail
Caleres, Inc.	1,767	$ 43,917	0.45%
Designer Brands, Inc., Class A	4,738	44,395	0.45
Genesco, Inc.	1,897	46,313	0.47
Lithia Motors, Inc.	158	44,628	0.45

		179,253

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	2,594	$ 43,526	0.44%

Trading Companies & Distributors
Veritiv Corp.	350	43,217	0.44

TOTAL COMMON STOCKS - LONG		$ 2,172,491

(e)	The significant reference entities underlying the corresponding total return swap as of June 30, 2023, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Air Freight & Logistics
Nippon Express Holdings, Inc.	4,015	$ 237,502	2.16%

Automobiles
Honda Motor Co. Ltd.	7,550	233,077	2.12
Isuzu Motors Ltd.	18,952	231,809	2.10
Mazda Motor Corp.	24,189	233,026	2.11
Nissan Motor Co. Ltd.	62,173	233,971	2.12
Subaru Corp.	12,436	232,686	2.11

		1,164,569

Banks
Mizuho Financial Group, Inc.	15,786	238,461	2.16

Beverages
Asahi Group Holdings Ltd.	5,896	233,206	2.12
Kirin Holdings Co. Ltd.	15,377	234,488	2.13

		467,694

Building Products
AGC, Inc.	6,399	235,113	2.13

Capital Markets
SBI Holdings, Inc.	12,002	234,092	2.12

Chemicals
Mitsubishi Chemical Group Corp.	40,306	233,933	2.12

Construction & Engineering
Kajima Corp.	16,096	238,807	2.17

Consumer Staples Distribution & Retail
Seven & i Holdings Co. Ltd.	5,443	227,942	2.07

Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.	8,103	234,433	2.13

Electronic Equipment, Instruments & Components
TDK Corp.	5,985	227,852	2.07

Financial Services
Orix Corp.	13,246	240,768	2.18

Food Products
MEIJI Holdings Co. Ltd.	10,320	233,111	2.12

Gas Utilities
Tokyo Gas Co. Ltd.	10,586	236,092	2.14

Household Durables
Iida Group Holdings Co. Ltd.	13,955	237,541	2.16

Insurance
Japan Post Holdings Co. Ltd.	32,564	233,431	2.12

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Insurance (continued)
Japan Post Insurance Co. Ltd.	15,524	$ 232,827	2.11%

		466,258

IT Services
NEC Corp.	4,831	233,035	2.11
Otsuka Corp.	6,007	233,213	2.12

		466,248

Machinery
Hitachi Construction Machinery Co. Ltd.	8,395	235,542	2.14
NGK Insulators Ltd.	18,658	232,262	2.11

		467,804

Marine Transportation
Kawasaki Kisen Kaisha Ltd.	10,350	236,825	2.15
Mitsui OSK Lines Ltd.	10,151	235,629	2.14
Nippon Yusen KK	10,988	234,607	2.13

		707,061

Media
Dentsu Group, Inc.	7,145	238,545	2.16

Metals & Mining
JFE Holdings, Inc.	16,533	233,727	2.12

Paper & Forest Products
Oji Holdings Corp.	59,754	235,438	2.14

Pharmaceuticals
Ono Pharmaceutical Co. Ltd.	12,059	234,067	2.12
Shionogi & Co. Ltd.	5,390	233,896	2.12

		467,963

Real Estate Management & Development
Daiwa House Industry Co. Ltd.	8,781	236,241	2.14
Nomura Real Estate Holdings, Inc.	9,525	238,144	2.16
Sumitomo Realty & Development Co. Ltd.	8,992	233,565	2.12

		707,950

Semiconductors & Semiconductor Equipment
SUMCO Corp.	16,138	227,252	2.06

Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	15,041	232,887	2.11
Canon, Inc.	8,669	234,269	2.13
Ricoh Co. Ltd.	27,630	234,293	2.13

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Technology Hardware, Storage & Peripherals (continued)
Seiko Epson Corp.	14,848	$ 234,161	2.12%

		935,610

Trading Companies & Distributors
Mitsubishi Corp.	4,627	236,925	2.15
Mitsui & Co. Ltd.	5,807	235,885	2.14
Sumitomo Corp.	10,775	237,900	2.16

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Trading Companies & Distributors (continued)
Toyota Tsusho Corp.	4,681	$ 234,904	2.13%

		945,614

Wireless Telcommunication Services
SoftBank Corp.	21,833	232,474	2.11

TOTAL COMMON STOCKS - LONG		$ 11,019,854

(f)	The significant reference entities underlying the corresponding total return swap as of June 30, 2023, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
HEICO Corp.	249	$ 43,064	0.43%
TransDigm Group, Inc.	51	43,197	0.43

		86,261

Automobile Components
XPEL, Inc.	537	43,964	0.44

Automobiles
Tesla, Inc.	175	46,175	0.46

Beverages
Celsius Holdings, Inc.	291	42,980	0.43

Biotechnology
Alnylam Pharmaceuticals, Inc.	215	42,843	0.43

Broadline Retail
Amazon.com, Inc.	330	42,930	0.43

Capital Markets
Coinbase Global, Inc., Class A	747	42,917	0.43

Commercial Services & Supplies
MSA Safety, Inc.	277	45,661	0.46

Construction & Engineering
Installed Building Products, Inc.	345	44,567	0.45

Consumer Finance
SoFi Technologies, Inc.	5,047	42,851	0.43
World Acceptance Corp.	325	42,652	0.43

		85,503

Electrical Equipment
Rockwell Automation, Inc.	135	42,615	0.43

Electronic Equipment, Instruments & Components
Novanta, Inc.	244	42,715	0.43

Food Products
McCormick & Co., Inc.	455	42,630	0.43

Ground Transportation
Old Dominion Freight Line, Inc.	129	42,798	0.43
Uber Technologies, Inc.	1,018	43,579	0.44

		86,377

Health Care Equipment & Supplies
Dexcom, Inc.	338	42,807	0.43
Insulet Corp.	146	42,451	0.43
Intuitive Surgical, Inc.	132	43,198	0.43
Penumbra, Inc.	130	44,273	0.44

		172,729

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Health Care Providers & Services
Guardant Health, Inc.	1,258	$ 47,158	0.47%
R1 RCM, Inc.	2,444	42,499	0.43

		89,657

Hotels, Restaurants & Leisure
DoorDash, Inc., Class A	586	42,624	0.43
Shake Shack, Inc., Class A	594	44,551	0.45

		87,175

Insurance
Arthur J Gallagher & Co.	200	42,580	0.43
HCI Group, Inc.	699	42,451	0.43
Marsh & McLennan Cos., Inc.	232	42,450	0.43

		127,481

Interactive Media & Services
Pinterest, Inc., Class A	1,712	44,750	0.45

IT Services
MongoDB, Inc.	109	42,481	0.43

Passenger Airlines
Hawaiian Holdings, Inc.	4,544	44,664	0.45
Southwest Airlines Co.	1,340	45,927	0.46

		90,591

Personal Care Products
elf Beauty, Inc.	386	43,534	0.44

Pharmaceuticals
Zoetis, Inc.	249	42,445	0.43

Professional Services
Verisk Analytics, Inc.	186	42,493	0.43

Real Estate Management & Development
CoStar Group, Inc.	506	43,748	0.44

Residential REITs
Opendoor Technologies, Inc.	16,459	52,176	0.52

Semiconductors & Semiconductor Equipment
Lattice Semiconductor Corp.	505	44,595	0.45
NVIDIA Corp.	106	45,789	0.46
SiTime Corp.	374	45,127	0.45

		135,511

Specialty Retail
Burlington Stores, Inc.	278	42,854	0.43
Five Below, Inc.	217	42,725	0.43
Ross Stores, Inc.	397	42,857	0.43
TJX Cos., Inc.	527	42,944	0.43
Wayfair, Inc., Class A	774	44,188	0.44

		215,568

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Technology Hardware, Storage & Peripherals
Pure Storage, Inc., Class A	1,186	$ 43,475	0.44%

Textiles, Apparal & Luxury Goods
Lululemon Athletica, Inc.	115	43,640	0.44
NIKE, Inc., Class B	386	42,628	0.43

		86,268

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Trading Companies & Distributions
Fastenal Co.	752	$ 42,857	0.43%
SiteOne Landscape Supply, Inc.	273	43,463	0.44

		86,320

TOTAL COMMON STOCKS - LONG		$ 2,184,540

(g)	The significant reference entities underlying the corresponding total return swap as of June 30, 2023, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Broadline Retail
Rakuten Group, Inc.	61,125	$ 213,015	2.15%

Building Products
Daikin Industries Ltd.	1,038	212,708	2.14

Capital Markets
Japan Exchange Group, Inc.	11,970	218,282	2.20

Chemicals
JSR Corp.	9,241	212,499	2.14
Nippon Paint Holdings Co. Ltd.	25,417	213,129	2.15
Nissan Chemical Corp.	4,882	212,284	2.14

		637,912

Consumer Staples Distribution & Retail
Kobe Bussan Co. Ltd.	8,186	214,220	2.16

Diversified REITs
Daiwa House Investment Corp.	109	212,586	2.14

Electrial Equipment
Nidec Corp.	3,778	206,969	2.09

Electric Utilities
Chubu Electric Power Co., Inc.	17,970	214,771	2.16

Electronic Equipment, Instruments & Components
Keyence Corp.	443	213,023	2.15

Entertainment
Capcom Co. Ltd.	5,453	211,699	2.13
Koei Tecmo Holdings Co. Ltd.	12,420	212,060	2.14
Toho Co. Ltd.	5,512	210,815	2.12

		634,574

Financial Services
GMO Payment Gateway, Inc.	2,598	209,455	2.11

Ground Transportation
Keio Corp.	6,452	213,619	2.15
Keisei Electric Railway Co. Ltd.	5,140	212,572	2.14

		426,191

Health Care Equipment & Supplies
Asahi Intecc Co. Ltd.	10,810	212,141	2.14

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Health Care Technology
M3, Inc.	9,326	$ 208,122	2.10%

Hotels, Restaurants & Leisure
McDonald’s Holdings Co. Japan Ltd.	5,221	211,420	2.13
Oriental Land Co. Ltd.	5,718	212,152	2.14

		423,572

Household Products
Unicharm Corp.	5,666	215,578	2.17

Industrial REITs
GLP J-REIT	208	211,850	2.14
Nippon Prologis, Inc.	104	211,374	2.13

		423,224

Insurance
Sompo Holdings, Inc.	4,810	221,280	2.23
T&D Holdings, Inc.	14,362	212,183	2.14
Tokio Marine Holdings, Inc.	9,185	216,157	2.18

		649,620

IT Services
OBIC Co. Ltd.	1,301	213,709	2.15

Leisure Products
Bandai Namco Holdings, Inc.	8,850	210,997	2.13

Machinery
Daifuku Co. Ltd.	9,865	207,517	2.09
FANUC Corp.	5,795	209,203	2.11
Hoshizaki Corp.	5,756	214,201	2.16
SMC Corp.	369	207,267	2.09
Yaskawa Electric Corp.	4,511	208,801	2.10

		1,046,989

Personal Care Products
Kose Corp.	2,086	205,875	2.08
Shiseido Co. Ltd.	4,326	204,083	2.06

		409,958

Pharmaceuticals
Daiichi Sankyo Co. Ltd.	6,437	209,146	2.11

Professional Services
BayCurrent Consulting, Inc.	5,221	210,877	2.13
Recruit Holdings Co. Ltd.	6,490	209,289	2.11

		420,166

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Semiconductors & Semiconductor Equipment
Advantest Corp.	1,522	$ 197,186	1.99%
Disco Corp.	1,294	202,242	2.04
Lasertec Corp.	1,395	202,180	2.04

		601,608

Software
Oracle Corp.	2,581	215,143	2.17
Trend Micro, Inc.	4,207	210,712	2.12

		425,855

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Specialty Retail
Fast Retailing Co. Ltd.	822	$ 212,202	2.14%
ZOZO, Inc.	10,120	215,717	2.17

		427,919

Trading Companies & Distributors
MonotaRO Co. Ltd.	15,931	209,008	2.11

TOTAL COMMON STOCKS - LONG		$ 9,921,318

(h)	The significant reference entities underlying the corresponding total return swap as of June 30, 2023, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Aerospace & Defense
TransDigm Group, Inc.	60	$ 51,166	0.52%

Automobile Components
XPEL, Inc.	636	52,074	0.52

Beverages
Celsius Holdings, Inc.	344	50,909	0.51
Monster Beverage Corp.	844	50,366	0.51

		101,275

Biotechnology
Vericel Corp.	1,434	51,383	0.52

Broadline Retail
Amazon.com, Inc.	391	50,849	0.51

Chemicals
Linde PLC	134	49,942	0.50

Commerical Services & Supplies
Copart, Inc.	560	49,982	0.50
MSA Safety, Inc.	328	54,084	0.54

		104,066

Construction & Engineering
Installed Building Products, Inc.	409	52,788	0.53
Quanta Services, Inc.	265	50,116	0.50

		102,904

Consumer Finance
World Acceptance Corp.	385	50,520	0.51

Diversified Telecommunication Services
Cogent Communications Holdings, Inc.	773	49,974	0.50

Electrical Equipment
Rockwell Automation, Inc.	160	50,476	0.51

Electronic Equipment, Instruments & Components
Novanta, Inc.	288	50,594	0.51

Entertainment
Take-Two Interactive Software, Inc.	365	51,483	0.52

Financial Services
Jack Henry & Associates, Inc.	311	50,505	0.51

Food Products
McCormick & Co., Inc.	539	50,493	0.51

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Ground Transportation
Old Dominion Freight Line, Inc.	153	$ 50,693	0.51%
Saia, Inc.	159	50,113	0.50

		100,806

Health Care Equipment & Supplies
Dexcom, Inc.	401	50,704	0.51
Insulet Corp.	173	50,281	0.51
Intuitive Surgical, Inc.	156	51,167	0.52
Penumbra, Inc.	154	52,440	0.53

		204,592

Health Care Providers & Services
R1 RCM, Inc.	2,895	50,338	0.51

Hotels, Restaurants & Leisure
Shake Shack, Inc., Class A	703	52,769	0.53

Insurance
Aon PLC, Class A	155	51,724	0.52
Arthur J Gallagher & Co.	237	50,435	0.51
HCI Group, Inc.	828	50,282	0.51
Marsh & McLennan Cos., Inc.	275	50,281	0.51
Mercury General Corp.	1,582	50,332	0.51

		253,054

Interactive Media & Services
Meta Platforms, Inc.	183	52,268	0.53

Machinery
Xylem, Inc.	445	50,048	0.50

Passenger Airlines
Hawaiian Holdings, Inc.	5,382	52,903	0.53

Personal Care Products
elf Beauty, Inc.	457	51,565	0.52

Pharmaceuticals
Zoetis, Inc.	295	50,275	0.51

Professional Services
Verisk Analytics, Inc.	221	50,332	0.51

Semiconductors & Semiconductor Equipment
Lattice Semiconductor Corp.	598	52,821	0.53
Monolithic Power Systems, Inc.	98	49,962	0.50
NVIDIA Corp.	126	54,235	0.55
SiTime Corp.	443	53,452	0.54

		210,470

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Software
Payoneer Global, Inc.	10,860	$ 52,019	0.52%
SPS Commerce, Inc.	285	52,278	0.53

		104,297

Specialty Retail
Five Below, Inc.	258	50,607	0.51
Ross Stores, Inc.	470	50,763	0.51
TJX Cos., Inc.	624	50,866	0.51

		152,236

Technology Hardware, Storage & Peripherals
Apple, Inc.	269	50,272	0.51

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Textiles, Apparal & Luxury Goods
NIKE, Inc., Class B	457	$ 50,491	0.51%

Trading Companies & Distributors
Fastenal Co.	891	50,763	0.51
Watsco, Inc.	139	50,304	0.51

		101,067

TOTAL COMMON STOCKS - LONG		$ 2,555,487

(i)	The significant reference entities underlying the corresponding total return swap as of June 30, 2023, are as follows:

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Automobile Components
American Axle & Manufacturing Holdings, Inc.	6,371	$ 50,582	0.51%

Banks
Preferred Bank	920	49,721	0.50

Biotechnology
Catalyst Pharmaceuticals, Inc.	4,093	53,742	0.55
Eagle Pharmaceuticals, Inc.	2,574	51,246	0.52

		104,988

Building Products
American Woodmark Corp.	708	50,668	0.51
Boise Cascade Co.	618	49,904	0.51

		100,572

Chemicals
CF Industries Holdings, Inc.	721	51,333	0.52

Commercial Services & Supplies
Interface, Inc.	6,076	51,399	0.52

Communications Equipment
Clearfield, Inc.	1,088	51,394	0.52

Construction & Engineering
M/I Homes, Inc.	644	52,919	0.54

Consumer Staples Distribution & Retail
Andersons, Inc.	1,106	49,705	0.50
Masterbrand, Inc.	4,486	51,056	0.52

		100,761

Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	362	49,688	0.50
Benchmark Electronics, Inc.	1,965	49,644	0.50
TD SYNNEX Corp.	518	49,648	0.50

		148,980

Food Products
B&G Foods, Inc.	3,609	51,359	0.52
Bunge Ltd.	532	49,656	0.50

		101,015

Health Care Equipment & Supplies
Baxter International, Inc.	1,174	53,135	0.54

Health Care Providers & Services
Cigna Group	184	50,529	0.51

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Household Durables
KB Home	1,007	$ 51,928	0.53%

Insurance
Principal Financial Group, Inc.	685	49,702	0.50

Life Sciences Tools & Services
IQVIA Holdings, Inc.	235	50,293	0.51
Revvity, Inc.	436	50,216	0.51

		100,509

Machinery
AGCO Corp.	395	52,846	0.54
Enovis Corp.	844	50,933	0.52
Greenbrier Cos., Inc.	1,581	50,931	0.52
Terex Corp.	872	49,625	0.50
Timken Co.	579	49,969	0.51
Titan International, Inc.	4,369	51,165	0.52
Vertiv Group Corp.	415	51,189	0.52
Wabash National Corp.	1,823	50,166	0.51

		406,824

Metals & Mining
SunCoke Energy, Inc.	6,362	50,834	0.52
U.S. Steel Corp.	2,136	50,017	0.51

		100,851

Oil, Gas & Consumable Fuels
Par Pacific Holdings, Inc.	2,040	50,563	0.51
Warrior Met Coal, Inc.	1,360	51,494	0.52

		102,057

Passenger Airlines
American Airlines Group, Inc.	3,173	51,907	0.53

Personal Care Products
Medifast, Inc.	592	52,090	0.53

Pharmaceuticals
Dynavax Technologies Corp.	4,110	53,435	0.54
Organon & Co.	2,426	50,727	0.51
Viatris, Inc.	5,099	51,246	0.52

		155,408

Professional Services
ManpowerGroup, Inc.	634	49,589	0.50

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Semiconductors & Semiconductor Equipment
Alpha & Omega Semiconductor Ltd.	1,645	$ 50,781	0.52%
Ichor Holdings Ltd.	1,403	50,549	0.51
Photronics, Inc.	2,107	50,714	0.51

		152,044

Software
Ebix, Inc.	2,202	50,393	0.51

Specialty Retail
Caleres, Inc.	2,093	52,019	0.53
Designer Brands, Inc., Class A	5,612	52,584	0.53

Common Stocks - Long	Shares	Value	Percentage of Basket Value
Specialty Retail (continued)
Genesco, Inc.	2,246	$ 54,856	0.56%
Lithia Motors, Inc.	188	52,860	0.54

		212,319

Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	3,072	51,555	0.52

TOTAL COMMON STOCKS - LONG		$ 2,554,504

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Australia Treasury Bonds	325	09/15/2023	$25,367,762	$25,151,166	$—	$(216,596)
10-Year Canada Government Bonds	15	09/20/2023	1,365,677	1,387,394	21,717	—
10-Year Korea Government Bonds	67	09/19/2023	5,659,278	5,642,105	—	(17,173)
30-Year U.S. Treasury Bonds	42	09/20/2023	5,349,082	5,330,062	—	(19,020)
Brent Crude Oil (P)	129	10/31/2023	10,277,687	9,663,390	—	(614,297)
German Euro BOBL	59	09/07/2023	7,513,324	7,449,505	—	(63,819)
German Euro Schatz	242	09/07/2023	27,885,931	27,687,790	—	(198,141)
MSCI Emerging Markets Index	50	09/15/2023	2,517,612	2,494,750	—	(22,862)
TOPIX Index	54	09/07/2023	8,305,413	8,562,459	257,046	—
U.K. Gilt	5	09/27/2023	607,579	605,155	—	(2,424)

Total					$278,763	$(1,154,332)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	(282)	09/29/2023	$(30,779,276)	$(30,200,437)	$578,839	$—
10-Year Japan Government Bonds	(113)	09/12/2023	(115,866,891)	(116,332,167)	—	(465,276)
10-Year U.S. Treasury Notes	(10)	09/20/2023	(1,144,195)	(1,122,656)	21,539	—
10-Year U.S. Treasury Ultra Notes	(141)	09/20/2023	(16,823,420)	(16,699,687)	123,733	—
EURO STOXX 50® Index	(121)	09/15/2023	(5,813,340)	(5,845,200)	—	(31,860)
Euro-BTP Italy Government Bonds	(188)	09/07/2023	(23,696,803)	(23,819,463)	—	(122,660)
Euro-BTP Italy Government Bonds	(85)	09/07/2023	(9,767,605)	(9,706,500)	61,105	—
FTSE 100 Index	(8)	09/15/2023	(769,488)	(766,216)	3,272	—
German Euro Bund	(105)	09/07/2023	(15,361,854)	(15,323,399)	38,455	—
Nikkei 225 Index	(2)	09/07/2023	(229,909)	(231,713)	—	(1,804)
S&P 500® E-Mini Index	(175)	09/15/2023	(38,080,896)	(39,272,188)	—	(1,191,292)
U.S. Treasury Ultra Bonds	(8)	09/20/2023	(1,077,425)	(1,089,750)	—	(12,325)

Total					$826,943	$(1,825,217)

Total Futures Contracts					$1,105,706	$(2,979,549)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	08/10/2023	USD	2,355,748	JPY	324,875,586	$89,622	$—
BCLY	08/10/2023	USD	1,822,740	NZD	2,899,060	43,906	—
BCLY	08/10/2023	EUR	404,125	USD	436,462	5,444	—
BCLY	08/10/2023	MXN	2,716,097	USD	155,503	1,892	—
BCLY	09/14/2023	USD	5,082,579	EUR	4,682,117	—	(45,825)
BCLY	09/14/2023	USD	146,850	HKD	1,147,608	144	—
BCLY	09/14/2023	USD	39,149	SGD	52,299	367	—
BCLY	09/14/2023	JPY	553,850,099	USD	4,017,832	—	(134,114)
BCLY	09/14/2023	MXN	18,065,315	USD	1,029,820	10,537	—
BCLY	09/14/2023	SEK	41,839,933	USD	3,926,439	—	(33,081)
BNP	07/05/2023	EUR	622,631	USD	680,072	—	(497)
BNP	08/10/2023	USD	4,949,503	EUR	4,508,312	19,708	—
BNP	08/10/2023	USD	883,840	JPY	127,065,000	—	(2,485)
BNP	08/10/2023	USD	1,275,800	NZD	2,066,602	7,753	—
BNP	08/10/2023	CNY	62,907,000	USD	9,147,847	—	(447,759)
BNP	08/10/2023	GBP	82,101	USD	104,900	—	(607)
BNP	08/10/2023	COP	1,968,580,000	USD	464,178	1,630	—
BNP	09/14/2023	USD	817,710	CAD	1,085,493	—	(2,656)
BNP	09/14/2023	USD	3,207,630	EUR	2,954,897	—	(28,920)
BNP	09/14/2023	USD	292,232	GBP	231,557	—	(1,909)
BNP	09/14/2023	USD	245,685	HKD	1,919,889	254	—
BNP	09/14/2023	USD	2,890,252	JPY	410,584,848	11,141	—
BNP	09/14/2023	JPY	139,107,798	USD	973,490	1,964	—
BNP	09/14/2023	AUD	614,828	USD	409,803	638	—
BNP	09/14/2023	INR	3,677,809	USD	44,414	297	—
BNP	09/14/2023	COP	437,501,613	USD	102,298	420	—
BNP	09/14/2023	CZK	2,606,976	USD	117,958	1,315	—
BNP	09/14/2023	MXN	185,814,983	USD	10,593,483	107,353	—
BOA	08/10/2023	USD	3,128,743	GBP	2,473,227	—	(13,015)
CA	08/10/2023	SGD	1,539,126	USD	1,164,353	—	(24,537)
CITI	08/10/2023	USD	7,071	GBP	5,602	—	(45)
CITI	08/10/2023	USD	1,338,005	IDR	20,009,870,000	3,830	—
CITI	08/10/2023	CHF	2,359,268	USD	2,664,142	—	(16,661)
CITI	08/10/2023	CNY	3,960,000	USD	559,869	—	(12,198)
GSI	08/10/2023	USD	605,797	MYR	2,790,000	6,270	—
GSI	08/10/2023	PEN	1,940,000	USD	518,522	14,259	—
GSI	08/10/2023	PLN	3,985,600	USD	952,252	25,874	—
GSI	08/10/2023	NOK	2,802,623	USD	265,320	—	(3,811)
GSI	08/10/2023	JPY	93,670,000	USD	678,026	—	(24,643)
GSI	09/14/2023	USD	47,767,665	BRL	238,098,029	—	(1,286,143)
GSI	09/14/2023	USD	8,275	DKK	56,765	—	(83)
GSI	09/14/2023	USD	18,165	HKD	141,973	16	—
GSI	09/14/2023	USD	12,079	NOK	127,996	123	—
GSI	09/14/2023	USD	178,653	SGD	238,681	1,663	—
GSI	09/14/2023	CLP	185,762,384	USD	232,595	—	(3,026)
GSI	09/14/2023	AUD	254,854	USD	173,475	—	(3,343)
GSI	09/14/2023	JPY	830,931,663	USD	6,027,962	—	(201,288)
GSI	09/14/2023	CHF	2,620,728	USD	2,922,776	28,591	—
GSI	09/14/2023	SEK	9,746,514	USD	914,789	—	(7,841)
GSI	09/14/2023	MXN	44,568,299	USD	2,540,781	25,848	—
GSI	09/14/2023	BRL	148,850,293	USD	30,385,672	280,998	—
HSBC	08/10/2023	USD	1,553,428	THB	53,580,000	35,831	—
JPM	07/05/2023	GBP	215,867	USD	274,335	—	(176)
JPM	08/10/2023	USD	2,619,048	CNY	18,590,000	48,036	—
JPM	08/10/2023	USD	735,950	GBP	578,661	873	—
JPM	08/10/2023	JPY	1,456,265,148	USD	10,955,101	—	(797,118)
JPM	08/10/2023	CAD	34,540	USD	26,283	—	(193)
JPM	09/14/2023	USD	621,927	CAD	825,587	—	(2,013)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	09/14/2023	USD	502,213	CHF	445,800	$169	$—
JPM	09/14/2023	USD	1,912,615	CNH	13,594,637	30,784	—
JPM	09/14/2023	USD	278,383	DKK	1,909,451	—	(2,755)
JPM	09/14/2023	USD	21,194,284	EUR	19,388,470	—	(42,241)
JPM	09/14/2023	USD	3,026,155	GBP	2,394,263	—	(15,213)
JPM	09/14/2023	USD	5,952,972	NZD	9,675,820	16,820	—
JPM	09/14/2023	USD	356,663	SGD	476,481	3,335	—
JPM	09/14/2023	MXN	29,563,865	USD	1,685,307	17,236	—
JPM	09/14/2023	JPY	752,281,199	USD	5,457,403	—	(182,243)
JPM	09/14/2023	SEK	4,074,962	USD	382,457	—	(3,267)
JPM	09/14/2023	AUD	5,708,797	USD	3,885,938	—	(74,920)
JPM	09/14/2023	CHF	1,808,912	USD	2,017,117	20,013	—
JPM	09/14/2023	EUR	412,431	USD	453,711	—	(1,969)
SCB	08/10/2023	USD	8,863	GBP	7,068	—	(116)
SSB	09/14/2023	USD	566,004	EUR	521,323	—	(5,010)
UBS	07/05/2023	JPY	54,858,913	USD	379,468	999	—
UBS	08/10/2023	USD	3,331,176	AUD	4,950,035	29,642	—
UBS	08/10/2023	USD	562,556	CAD	755,878	—	(8,398)
UBS	08/10/2023	USD	1,217,783	EUR	1,130,951	—	(18,901)
UBS	08/10/2023	USD	1,175,035	HUF	410,305,607	—	(13,486)
UBS	08/10/2023	USD	1,513,001	IDR	22,325,846,000	24,406	—
UBS	08/10/2023	USD	381,539	JPY	54,858,913	—	(1,122)
UBS	08/10/2023	USD	2,006,571	MXN	36,328,966	—	(98,647)
UBS	08/10/2023	USD	807,871	SGD	1,081,509	6,948	—
UBS	08/10/2023	KRW	5,170,194,834	USD	3,916,458	15,448	—
UBS	08/10/2023	RON	1,821,720	USD	405,627	—	(5,175)
UBS	08/10/2023	HUF	127,552,731	USD	367,060	2,419	—
UBS	08/10/2023	SEK	15,885,010	USD	1,562,005	—	(86,283)
UBS	08/10/2023	DKK	850,698	USD	126,286	—	(1,296)
UBS	08/10/2023	THB	44,086,332	USD	1,311,644	—	(62,946)
UBS	08/10/2023	AUD	49,937	USD	33,292	15	—
UBS	08/10/2023	NZD	73,857	USD	44,963	355	—
UBS	08/10/2023	CAD	112,547	USD	83,107	1,905	—
UBS	08/10/2023	EUR	1,564,456	USD	1,723,519	—	(12,802)
UBS	09/14/2023	USD	839,422	CAD	1,114,316	—	(2,726)
UBS	09/14/2023	USD	37,583,449	CNY	265,451,897	725,999	—
UBS	09/14/2023	USD	5,448,190	EUR	5,018,968	—	(49,172)
UBS	09/14/2023	USD	200,407	HKD	1,566,460	157	—
UBS	09/14/2023	USD	682,357	KRW	881,012,010	11,037	—
UBS	09/14/2023	USD	275,971	NOK	2,924,375	2,799	—
UBS	09/14/2023	USD	17,452,239	NZD	28,357,336	54,907	—
UBS	09/14/2023	USD	157,723	SGD	210,718	1,468	—
UBS	09/14/2023	USD	9,148	THB	313,832	230	—
UBS	09/14/2023	USD	8,993,530	TWD	274,014,871	118,181	—
UBS	09/14/2023	IDR	867,667,177	USD	58,342	—	(505)
UBS	09/14/2023	SEK	5,736,056	USD	538,364	—	(4,603)
UBS	09/14/2023	AUD	195,006	USD	132,741	—	(2,561)
UBS	09/14/2023	MXN	50,076,150	USD	2,854,725	29,094	—
UBS	09/14/2023	ILS	1,662,618	USD	468,653	—	(18,835)
UBS	09/14/2023	TRY	648,046	USD	25,260	—	(1,177)
UBS	09/14/2023	HUF	59,214,065	USD	168,994	1,251	—
UBS	09/14/2023	USD	122,322	ZAR	2,290,700	1,541	—
WBC	08/10/2023	EUR	10,885,439	USD	12,062,155	—	(159,034)

Total						$1,893,755	$(3,969,390)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Foreign Government Obligations	28.4%	$290,853,144
Banks	6.7	69,216,879
U.S. Government Obligations	5.3	54,813,592
U.S. Government Agency Obligations	4.6	47,143,774
Oil, Gas & Consumable Fuels	2.2	22,957,620
Pharmaceuticals	2.1	21,126,296
Aerospace & Defense	2.0	21,018,536
Software	2.0	20,187,110
Semiconductors & Semiconductor Equipment	1.9	19,375,716
Mortgage-Backed Securities	1.7	17,760,885
Insurance	1.6	16,645,276
Capital Markets	1.3	13,758,316
Technology Hardware, Storage & Peripherals	1.3	13,319,620
Electric Utilities	1.3	13,061,731
Diversified Telecommunication Services	1.1	10,779,452
Financial Services	1.0	9,752,503
Broadline Retail	0.9	9,374,219
Hotels, Restaurants & Leisure	0.9	9,020,495
Interactive Media & Services	0.9	8,823,422
Chemicals	0.8	8,411,330
Health Care Equipment & Supplies	0.8	8,304,973
Automobiles	0.7	7,430,839
Metals & Mining	0.7	7,347,158
Food Products	0.7	7,239,547
Health Care Providers & Services	0.7	6,735,822
Textiles, Apparel & Luxury Goods	0.6	6,641,590
Machinery	0.6	6,146,820
Wireless Telecommunication Services	0.6	5,738,954
Beverages	0.6	5,634,064
Life Sciences Tools & Services	0.5	5,364,261
Specialty Retail	0.5	5,314,170
Consumer Staples Distribution & Retail	0.5	5,288,589
Personal Care Products	0.4	4,156,689
Biotechnology	0.4	4,014,628
IT Services	0.4	3,763,252
Professional Services	0.4	3,700,154
Electrical Equipment	0.4	3,648,208
Paper & Forest Products	0.3	3,448,492
Tobacco	0.3	3,426,713
Ground Transportation	0.3	3,305,362
Real Estate Management & Development	0.3	3,286,382
Industrial Conglomerates	0.3	3,267,023
Media	0.3	3,230,835
Household Products	0.3	3,010,040
Specialized REITs	0.3	3,003,098
Entertainment	0.3	2,854,053
Asset-Backed Securities	0.3	2,721,007
Multi-Utilities	0.2	2,512,988
Commercial Services & Supplies	0.2	2,234,805
Electronic Equipment, Instruments & Components	0.2	2,215,646
Building Products	0.2	2,004,262
Air Freight & Logistics	0.2	1,853,141
Communications Equipment	0.2	1,742,713
Construction & Engineering	0.1	1,500,449
Trading Companies & Distributors	0.1	1,491,483
Construction Materials	0.1	1,384,726
Consumer Finance	0.1	1,359,977

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Diversified REITs	0.1%		$1,230,578
Industrial REITs	0.1		972,587
Retail REITs	0.1		945,550
Household Durables	0.1		869,032
Residential REITs	0.1		765,871
Automobile Components	0.1		749,337
Containers & Packaging	0.1		653,746
Transportation Infrastructure	0.1		616,124
Municipal Government Obligation	0.1		615,320
Energy Equipment & Services	0.1		614,427
Independent Power & Renewable Electricity Producers	0.1		598,426
Gas Utilities	0.1		533,469
Marine Transportation	0.0	(F)	340,810
Health Care REITs	0.0	(F)	330,357
Water Utilities	0.0	(F)	318,081
Distributors	0.0	(F)	291,857
Passenger Airlines	0.0	(F)	273,378
Office REITs	0.0	(F)	256,585
Health Care Technology	0.0	(F)	128,920
Diversified Consumer Services	0.0	(F)	102,257
Leisure Products	0.0	(F)	73,383
Hotel & Resort REITs	0.0	(F)	51,662
Mortgage Real Estate Investment Trusts	0.0	(F)	38,639

Investments	83.3		855,093,225
Short-Term Investments	16.7		170,804,036

Total Investments	100.0%		$1,025,897,261

INVESTMENT VALUATION:

Valuation Inputs (T)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (U)	Value
ASSETS
Investments
Common Stocks	$198,443,852	$138,074,849	$140,316	$336,659,017
Preferred Stocks	—	843,482	—	843,482
Asset-Backed Securities	—	2,721,007	—	2,721,007
Convertible Bonds	—	4,780	186,000	190,780
Corporate Debt Securities	—	102,228,317	1,263,907	103,492,224
Foreign Government Obligations	—	290,853,144	—	290,853,144
Mortgage-Backed Securities	—	17,760,885	—	17,760,885
Municipal Government Obligation	—	615,320	—	615,320
U.S. Government Agency Obligations	—	47,143,774	—	47,143,774
U.S. Government Obligations	—	54,813,592	—	54,813,592
Short-Term U.S. Government Obligation	—	787,574	—	787,574
Other Investment Company	5,607,653	—	—	5,607,653
Repurchase Agreements	—	164,408,809	—	164,408,809

Total Investments	$204,051,505	$820,255,533	$1,590,223	$1,025,897,261

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (T)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (U)	Value
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$1,102,853	$—	$1,102,853
Over-the-Counter Total Return Swap Agreements	—	16,381,862	—	16,381,862
Futures Contracts (V)	1,105,706	—	—	1,105,706
Forward Foreign Currency Contracts (V)	—	1,893,755	—	1,893,755

Total Other Financial Instruments	$1,105,706	$19,378,470	$—	$20,484,176

LIABILITIES
Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$(1,792,945)	$—	$(1,792,945)
Over-the-Counter Total Return Swap Agreements	—	(6,067,326)	—	(6,067,326)
Futures Contracts (V)	(2,979,549)	—	—	(2,979,549)
Forward Foreign Currency Contracts (V)	—	(3,969,390)	—	(3,969,390)

Total Other Financial Instruments	$(2,979,549)	$(11,829,661)	$—	$(14,809,210)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Restricted security. At June 30, 2023, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Common Stocks	Quintis Australia Pty Ltd.	10/25/2018	$1,059,498	$1	0.0	%(F)

(C)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2023, the total value of securities is $1,638,578, representing 0.2% of the Portfolio’s net assets.
(D)	Securities are Level 3 of the fair value hierarchy.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,202,340, collateralized by cash collateral of $5,607,653 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $989,387. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the total value of 144A securities is $44,866,650, representing 4.2% of the Portfolio’s net assets.
(H)	Transferred from Level 2 to 3 due to utilizing significant unobservable inputs. As of prior reporting period, the security utilized significant observable inputs.
(I)	Securities deemed worthless.
(J)	Rates disclosed reflect the yields at June 30, 2023.
(K)	Floating or variable rate securities. The rates disclosed are as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(L)	Securities in default; no interest payments received and/or dividends declared during the last 12 months. At June 30, 2023, the total value of such securities is $190,780, representing less than 0.1% of the Portfolio’s net assets.
(M)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2023, the total value of Regulation S securities is $135,429,770, representing 12.7% of the Portfolio’s net assets.
(N)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(O)	Perpetual maturity. The date displayed is the next call date.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(P)	All or a portion of investments is owned by Transamerica Cayman Morgan Stanley Global Allocation Ltd., a wholly-owned subsidiary of the Portfolio.
(Q)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(R)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $787,574.
(S)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(T)	The Portfolio recognized transfers in and out of Level 3 as of June 30, 2023. Please reference the Investment Valuation section of the Notes to Consolidated Schedule of Investments for more information regarding investment valuation and pricing inputs.
(U)	Level 3 securities were not considered significant to the Portfolio.
(V)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (offshore)
CNY	Chinese Yuan Renminbi (onshore)
COP	Columbian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish New Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

CA	Credit Agricole
BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

COUNTERPARTY ABBREVIATIONS (continued):

CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank
SSB	State Street Bank & Trust Co.
UBS	UBS AG
WBC	Westpac Banking Corp.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
BOBL	Bundesobligationen (German Federal Government Securities)
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CNRR	China Reverse Repo Rate
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EURIBOR	Euro Interbank Offer Rate
FTSE	Financial Times Stock Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Schatz	Bundesschatzanweisungen (German Federal Government 2-Year Securities)
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STOXX	Deutsche Börse Group & SIX Group Index
TBA	To Be Announced
TIIE	Tasa de Interés Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)
TOPIX	Tokyo Price Index

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Investments, at value (cost $888,369,122) (including securities loaned of $6,202,340)	$861,488,452
Repurchase agreement, at value (cost $164,408,809)	164,408,809
Cash collateral pledged at broker for:
Securities sold short	2,770,980
Centrally cleared swap agreements	3,682,007
OTC derivatives (A)	4,140,000
Futures contracts	7,567,614
OTC swap agreements, at value (premium paid $0)	16,381,862
Foreign currency, at value (cost $19,558,205)	19,250,039
Receivables and other assets:
Investments sold	49,225,487
Net income from securities lending	11,545
Shares of beneficial interest sold	4,440
Dividends	369,759
Interest	4,228,747
Tax reclaims	803,958
Variation margin receivable on centrally cleared swap agreements	1,827,271
Unrealized appreciation on forward foreign currency contracts	1,893,755
Prepaid expenses	5,411
Other assets	4,737,512

Total assets	1,142,797,648

Liabilities:
Cash collateral received upon return of:
Securities on loan	5,607,653
Cash collateral at broker for:
Centrally cleared swap agreements	12,960,000
OTC derivatives (A)	11,810,000
OTC swap agreements, at value (premium received $0)	6,067,326
Payables and other liabilities:
Investments purchased	4,984,560
When-issued, delayed-delivery, forward and TBA commitments purchased	18,417,917
Shares of beneficial interest redeemed	2,811,669
Foreign capital gains tax	20,073
Due to custodian	8,847,652
Investment management fees	569,523
Distribution and service fees	173,451
Transfer agent costs	1,339
Trustee and CCO fees	3,700
Audit and tax fees	35,086
Custody fees	364,546
Legal fees	14,755
Printing and shareholder reports fees	50,831
Other accrued expenses	26,720
Variation margin payable on futures contracts	970,869
Unrealized depreciation on forward foreign currency contracts	3,969,390

Total liabilities	77,707,060

Net assets	$1,065,090,588

Net assets consist of:
Capital stock ($0.01 par value)	$1,070,303
Additional paid-in capital	1,073,956,644
Total distributable earnings (accumulated losses)	(9,936,359)

Net assets	$1,065,090,588

Net assets by class:
Initial Class	$219,258,322
Service Class	845,832,266

Shares outstanding:
Initial Class	38,974,740
Service Class	68,055,531

Net asset value and offering price per share:
Initial Class	$5.63
Service Class	12.43

(A)	OTC derivatives may include swaps, options and/or swaptions and forward foreign currency contracts.

CONSOLIDATED STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income	$5,504,287
Interest income	11,539,109
Net income from securities lending	65,159
Withholding taxes on foreign income	(525,736)

Total investment income	16,582,819

Expenses:
Investment management fees	3,922,089
Distribution and service fees:
Service Class	1,062,059
Transfer agent costs	6,487
Trustee and CCO fees	21,369
Audit and tax fees	34,003
Custody fees	456,457
Legal fees	36,881
Printing and shareholder reports fees	5,504
Dividends, interest and fees for borrowings from securities sold short	406,785
Other	609,454

Total expenses before waiver and/or reimbursement and recapture	6,561,088

Expenses waived and/or reimbursed:
Initial Class	(91,623)
Service Class	(358,512)

Net expenses	6,110,953

Net investment income (loss)	10,471,866

Net realized gain (loss) on:
Investments	(25,705,946	)(A)
Swap agreements	32,306,806
Futures contracts	(4,223,151)
Forward foreign currency contracts	(4,256,943)
Foreign currency transactions	19,971

Net realized gain (loss)	(1,859,263)

Net change in unrealized appreciation (depreciation) on:
Investments	67,531,079	(B)
Swap agreements	7,470,584
Futures contracts	(4,905,902)
Forward foreign currency contracts	(4,415,398)
Translation of assets and liabilities denominated in foreign currencies	(1,059,343)

Net change in unrealized appreciation (depreciation)	64,621,020

Net realized and change in unrealized gain (loss)	62,761,757

Net increase (decrease) in net assets resulting from operations	$73,233,623

(A)	Includes realized gain in foreign capital gains tax of $2,988.
(B)	Includes net change in foreign capital gains tax of $(8,905).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$10,471,866	$8,021,885
Net realized gain (loss)	(1,859,263)	(26,826,243)
Net change in unrealized appreciation (depreciation)	64,621,020	(232,799,754)

Net increase (decrease) in net assets resulting from operations	73,233,623	(251,604,112)

Dividends and/or distributions to shareholders:
Initial Class	—	(68,922,701)
Service Class	—	(147,767,054)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(216,689,755)

Capital share transactions:
Proceeds from shares sold:
Initial Class	125,725	5,171,873
Service Class	1,525,759	2,257,250

	1,651,484	7,429,123

Dividends and/or distributions reinvested:
Initial Class	—	68,922,701
Service Class	—	147,767,054

	—	216,689,755

Cost of shares redeemed:
Initial Class	(6,035,011)	(44,577,369)
Service Class	(63,538,676)	(132,312,293)

	(69,573,687)	(176,889,662)

Net increase (decrease) in net assets resulting from capital share transactions	(67,922,203)	47,229,216

Net increase (decrease) in net assets	5,311,420	(421,064,651)

Net assets:
Beginning of period/year	1,059,779,168	1,480,843,819

End of period/year	$1,065,090,588	$1,059,779,168

Capital share transactions - shares:
Shares issued:
Initial Class	22,978	1,009,438
Service Class	124,868	172,129

	147,846	1,181,567

Shares reinvested:
Initial Class	—	12,763,463
Service Class	—	12,355,105

	—	25,118,568

Shares redeemed:
Initial Class	(1,085,172)	(6,502,919)
Service Class	(5,235,263)	(9,519,783)

	(6,320,435)	(16,022,702)

Net increase (decrease) in shares outstanding:
Initial Class	(1,062,194)	7,269,982
Service Class	(5,110,395)	3,007,451

	(6,172,589)	10,277,433

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018
Net asset value, beginning of period/year	$5.25		$9.14	$9.92		$9.08		$8.41		$9.45

Investment operations:
Net investment income (loss) (A)	0.06		0.06	0.08		0.06		0.14		0.14
Net realized and unrealized gain (loss)	0.32		(1.60)	0.73		1.56		1.33		(0.81)

Total investment operations	0.38		(1.54)	0.81		1.62		1.47		(0.67)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.06)	(0.13)		(0.19)		(0.18)		(0.21)
Net realized gains	—		(2.29)	(1.46)		(0.59)		(0.62)		(0.16)

Total dividends and/or distributions to shareholders	—		(2.35)	(1.59)		(0.78)		(0.80)		(0.37)

Net asset value, end of period/year	$5.63		$5.25	$9.14		$9.92		$9.08		$8.41

Total return	7.05	%(B)	(17.51)%	8.42%		18.59%		18.20%		(7.40)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$219,258		$210,172	$299,521		$294,447		$476,636		$402,850
Expenses to average net assets
Excluding waiver and/or reimbursement, including dividends, interest and fees for borrowings from securities sold short	1.03	%(C)	0.99%	0.93	%(D)	0.87	%(D)	0.77	%(D)	0.82	%(D)
Including waiver and/or reimbursement, including dividends, interest and fees for borrowings from securities sold short	0.95	%(C)	0.89%	0.84	%(D)	0.83	%(D)	0.76	%(D)	0.80	%(D)
Including waiver and/or reimbursement and recapture, excluding dividends, interest, and fees for borrowings from securities sold short	0.87	%(C)(E)(F)	0.79%	0.73	%(D)	0.75	%(D)	0.76	%(D)(G)	0.79	%(D)
Net investment income (loss) to average net assets	2.17	%(C)	0.86%	0.82%		0.62%		1.55%		1.47%
Portfolio turnover rate	45	%(B)	51%	65%		151%		190%		160%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Includes extraordinary expenses outside the operating expense limit.
(F)	TAM has contractually agreed to waive a portion of the Portfolio’s management fee in an amount equal to the management fee paid to TAM by the Subsidiary. This management fee waiver may not be discontinued by TAM as long as its contract with the Subsidiary is in place.
(G)	Dividends and interest from securities sold short rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018
Net asset value, beginning of period/year	$11.61		$16.84	$17.04		$15.06		$13.47		$14.91

Investment operations:
Net investment income (loss) (A)	0.12		0.09	0.08		0.05		0.19		0.18
Net realized and unrealized gain (loss)	0.70		(3.02)	1.27		2.67		2.16		(1.29)

Total investment operations	0.82		(2.93)	1.35		2.72		2.35		(1.11)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.01)	(0.09)		(0.15)		(0.14)		(0.17)
Net realized gains	—		(2.29)	(1.46)		(0.59)		(0.62)		(0.16)

Total dividends and/or distributions to shareholders	—		(2.30)	(1.55)		(0.74)		(0.76)		(0.33)

Net asset value, end of period/year	$12.43		$11.61	$16.84		$17.04		$15.06		$13.47

Total return	7.06	%(B)	(17.76)%	8.18%		18.34%		17.85%		(7.62)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$845,833		$849,607	$1,181,323		$1,254,989		$1,205,764		$1,161,703
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.28	%(C)	1.20%	1.14	%(D)	1.13	%(D)	1.02	%(D)	1.07	%(D)
Including waiver and/or reimbursement and recapture, including dividends, interest and fees for borrowings from securities sold short	1.20	%(C)	1.10%	1.08	%(D)	1.09	%(D)	1.01	%(D)	1.05	%(D)
Including waiver and/or reimbursement and recapture, excluding dividends, interest, and fees for borrowings from securities sold short	1.12	%(C)(E)(F)	1.00%	0.97	%(D)	0.99	%(D)	1.01	%(D)(G)	1.04	%(D)
Net investment income (loss) to average net assets	1.91	%(C)	0.62%	0.48%		0.30%		1.31%		1.21%
Portfolio turnover rate	45	%(B)	51%	65%		151%		190%		160%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Includes extraordinary expenses outside the operating expense limit.
(F)	TAM has contractually agreed to waive a portion of the Portfolio’s management fee in an amount equal to the management fee paid to TAM by the Subsidiary. This management fee waiver may not be discontinued by TAM as long as its contract with the Subsidiary is in place.
(G)	Dividends and interest from securities sold short rounds to less than 0.01%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Morgan Stanley Global Allocation VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

Transamerica Cayman Morgan Stanley Global Allocation, Ltd. is a wholly-owned subsidiary which acts as an investment vehicle for the Portfolio. Please reference the Basis for Consolidation section of the Notes to Financial Statements for more information. The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Consolidated Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Consolidated Statement of Assets and Liabilities.

2. BASIS FOR CONSOLIDATION

Transamerica Cayman Morgan Stanley Global Allocation, Ltd. (the “Subsidiary”) is organized under the laws of the Cayman Islands and is a wholly-owned subsidiary which acts as an investment vehicle for the Portfolio. The principal purpose of investment in the Subsidiary is to allow the Portfolio noted above to gain exposure to the commodity markets within the limitations of the federal tax law requirements applicable to regulated investment companies.

At June 30, 2023, the net assets of the Subsidiary as a percentage of the Portfolio’s net assets is as follows:

Subsidiary Net Assets	Percentage of Net Assets
$ 124,533,813	11.69%

3. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s consolidated financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Consolidated Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Consolidated Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Consolidated Statement of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2023 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

4. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Consolidated Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. INVESTMENT VALUATION (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. INVESTMENT VALUATION (continued)

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

5. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2023, if any, are identified within the Consolidated Schedule of Investments.

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. SECURITIES AND OTHER INVESTMENTS (continued)

Restricted securities held at June 30, 2023, if any, are identified within the Consolidated Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2023, if any, are included within the Consolidated Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Consolidated Statement of Operations, with a corresponding adjustment to Investments, at cost within the Consolidated Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Consolidated Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2023, if any, are identified within the Consolidated Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Consolidated Statement of Assets and Liabilities.

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Consolidated Schedule of Investments, and as part of Repurchase agreements, at value within the Consolidated Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Consolidated Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Consolidated Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Consolidated Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$3,251,737	$—	$—	$—	$3,251,737
Corporate Debt Securities	1,039,667	—	—	—	1,039,667
Foreign Government Obligations	1,316,249	—	—	—	1,316,249
Total Securities Lending Transactions	$5,607,653	$—	$—	$—	$5,607,653
Total Borrowings	$5,607,653	$—	$—	$—	$5,607,653

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Consolidated Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Consolidated Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Consolidated Statement of Operations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Total return swap agreements: The Portfolio is subject to commodity risk, equity risk, and other risks related to the underlying investments of the swap agreement, including CFDs, in the normal course of pursuing its investment objective. The value of the commodity-linked investments held by a Portfolio can be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-linked derivatives are available from a relatively small number of issuers, subjecting the Portfolio’s investments in commodity-linked derivatives to counterparty risk, which is the risk that the issuer of the commodity-linked derivative will not fulfill its contractual obligations. Total return swap agreements on commodities involve commitments whereby cash flows are exchanged based on the price of a commodity in exchange for either a fixed or floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference entity, which may be an equity, index, or bond, and in return receives a regular stream of payments.

Equity basket total return swap agreements: The Portfolio may enter into equity basket total return swap agreements to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreements, the swaps are designed to function as a portfolio of direct investments in long and/or short equity or fixed income positions. An equity basket total return swap is an agreement between two parties to exchange, for a specified period and based on the notional amount, the total return on an underlying basket of equity securities for typically fixed or floating interest payments. Equity basket total return swap agreements typically reset on a monthly basis and are privately negotiated in the OTC market. The swaps are entered into as bilateral swap agreements and are traded between counterparties, and as such, subject to counterparty risk.

Open centrally cleared swap agreements and open OTC swap agreements at June 30, 2023, if any, are listed within the Consolidated Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Open futures contracts at June 30, 2023, if any, are listed within the Consolidated Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Consolidated Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Consolidated Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Consolidated Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2023, if any, are listed within the Consolidated Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Consolidated Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2023.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	$1,102,853	$—	$—	$—	$—	$1,102,853
OTC swaps:
OTC swap agreements, at value	—	—	16,381,862	—	—	16,381,862
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	845,388	—	260,318	—	—	1,105,706
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	1,893,755	—	—	—	1,893,755
Total	$1,948,241	$1,893,755	$16,642,180	$—	$—	$20,484,176

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	$(1,792,945)	$—	$—	$—	$—	$(1,792,945)
OTC swaps:
OTC swap agreements, at value	—	—	(6,067,326)	—	—	(6,067,326)
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	(1,117,434)	—	(1,247,818)	—	(614,297)	(2,979,549)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(3,969,390)	—	—	—	(3,969,390)
Total	$(2,910,379)	$(3,969,390)	$(7,315,144)	$—	$(614,297)	$(14,809,210)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Value of centrally cleared swap agreements as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(C)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Consolidated Statement of Operations, categorized by primary market risk exposure as of June 30, 2023.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Swap agreements	$(3,467,539)	$—	$35,774,345	$—	$—	$32,306,806
Futures contracts	(2,492,935)	—	(1,449,199)	—	(281,017)	(4,223,151)
Forward foreign currency contracts	—	(4,256,943)	—	—	—	(4,256,943)
Total	$(5,960,474)	$(4,256,943)	$34,325,146	$—	$(281,017)	$23,826,712

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Swap agreements	$1,367,989	$—	$6,102,595	$—	$—	$7,470,584
Futures contracts	(2,201,482)	—	(2,035,173)	—	(669,247)	(4,905,902)
Forward foreign currency contracts	—	(4,415,398)	—	—	—	(4,415,398)
Total	$(833,493)	$(4,415,398)	$4,067,422	$—	$(669,247)	$(1,850,716)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2023.

Interest rate swaps:
Average notional value — pays fixed rate	$5,430,686
Average notional value — receives fixed rate	144,280,286
Total return swaps:
Average notional value — long	478,076,073
Average notional value — short	(112,175,834)
Futures contracts:
Average notional value of contracts — long	91,381,690
Average notional value of contracts — short	(257,633,335)
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	224,462,120
Average contract amounts sold — in USD	247,835,196

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Consolidated Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Consolidated Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Consolidated Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2023. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Consolidated Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Consolidated Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Consolidated Statement of Assets and Liabilities		Net Receivable	Gross Amounts of Liabilities Presented within Consolidated Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Consolidated Statement of Assets and Liabilities		Net Payable
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
Barclays Bank PLC	$1,998,451	$(1,998,451)	$—	$—	$3,165,607	$(1,998,451)	$(1,080,000)	$87,156
BNP Paribas	783,714	(783,714)	—	—	2,399,347	(783,714)	(1,300,000)	315,633
Goldman Sachs International	13,073,524	(1,530,178)	(11,543,346)	—	1,530,178	(1,530,178)	—	—
JPMorgan Chase Bank, N.A.	1,351,466	(1,351,466)	—	—	2,322,333	(1,351,466)	(970,867)	—
Standard Chartered Bank	—	—	—	—	116	—	—	116
UBS AG	1,028,801	(388,635)	—	640,166	388,635	(388,635)	—	—
Other Derivatives (C)	2,248,220	—	—	2,248,220	5,002,994	—	—	5,002,994

Total	$20,484,176	$(6,052,444)	$(11,543,346)	$2,888,386	$14,809,210	$(6,052,444)	$(3,350,867)	$5,405,899

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Consolidated Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options, exchange-traded swap agreements and occasionally forward positions, that are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Consolidated Schedule of Investments.

8. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. RISK FACTORS (continued)

interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). The UK Financial Conduct Authority and LIBOR’s administrator announced that the use of LIBOR will be phased out; most LIBOR rates are no longer published as of the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that a subset of LIBOR rates may be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

9. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Consolidated Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Consolidated Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $500 million	0.66%
Over $500 million up to $750 million	0.65
Over $750 million up to $1 billion	0.64
Over $1 billion up to $3 billion	0.63
Over $3 billion	0.59

The Subsidiary entered into a separate contract with TAM for the management of the Subsidiary pursuant to which the Subsidiary pays TAM a fee that is the same, as a percentage of net assets, as the management fee of the Portfolio. TAM has contractually agreed to waive a portion of the Portfolio’s management fee in an amount equal to the management fee paid to TAM by the Subsidiary. This management fee waiver, which is reflected in Expense waiver and/or reimbursement within the Consolidated Statement of Operations, may not be discontinued by TAM as long as its contract with the Subsidiary is in place.

For the period ended June 30, 2023, the amount waived is $450,135 for the Subsidiary and is not subject to recapture.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Consolidated Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.81%	May 1, 2024
Service Class	1.06	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Consolidated Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

9. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Consolidated Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Consolidated Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Consolidated Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

10. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 301,603,568	$ 72,220,181	$ 321,770,186	$ 59,248,672

11. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Consolidated Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

11. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,052,777,931	$ 83,748,046	$ (104,951,716)	$ (21,203,670)

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

In December 2022, FASB issued Accounting Standards Update No. 2022-06 (“ASU 2022-06”), “Reference Rate Reform (Topic 848)”. ASU 2022-06 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2022-06 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024 for all entities. Management does not expect ASU 2022-06 to have a material impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Morgan Stanley Global Allocation VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Morgan Stanley Investment Management Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe and above its composite benchmark, each for the past 3-year period, and below the median for the peer universe and below its composite benchmark, each for the past 1-, 5- and 10-year periods. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2023. The Board noted that the Portfolio’s sub-adviser had commenced sub-advising the Portfolio on May 1, 2020 pursuant to its current investment objective, investment strategies and benchmark.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Morgan Stanley Global Allocation VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica MSCI EAFE Index VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,117.50	$0.95	$1,023.90	$0.90	0.18%
Service Class	1,000.00	1,115.30	2.26	1,022.70	2.16	0.43

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	96.8%
Preferred Stocks	0.5
Net Other Assets (Liabilities) ^	2.7
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Australia - 7.0%
Ampol Ltd.	1,166	$23,293
ANZ Group Holdings Ltd.	14,169	224,292
APA Group	5,460	35,326
Aristocrat Leisure Ltd.	2,776	71,823
ASX Ltd.	914	38,464
Aurizon Holdings Ltd.	8,660	22,656
BHP Group Ltd.	23,870	717,579
BlueScope Steel Ltd.	2,112	29,067
Brambles Ltd.	6,527	62,761
Cochlear Ltd.	311	47,648
Coles Group Ltd.	6,316	77,553
Commonwealth Bank of Australia	7,959	532,829
Computershare Ltd.	2,704	42,199
CSL Ltd.	2,273	420,911
Dexus, REIT	4,924	25,643
EBOS Group Ltd.	741	16,743
Endeavour Group Ltd.	6,789	28,573
Fortescue Metals Group Ltd.	7,978	118,383
Goodman Group, REIT	7,983	107,314
GPT Group, REIT	9,124	25,247
IDP Education Ltd.	1,183	17,519
IGO Ltd.	3,249	33,162
Insurance Australia Group Ltd.	11,762	44,730
Lendlease Corp. Ltd.	3,300	17,122
Lottery Corp. Ltd.	10,563	36,213
Macquarie Group Ltd.	1,732	206,087
Medibank Pvt Ltd.	13,102	30,776
Mineral Resources Ltd.	818	39,176
Mirvac Group, REIT	17,945	27,099
National Australia Bank Ltd.	14,802	260,336
Newcrest Mining Ltd.	4,263	76,045
Northern Star Resources Ltd.	5,320	43,341
Orica Ltd.	2,103	20,834
Origin Energy Ltd.	8,018	45,066
Pilbara Minerals Ltd.	12,723	41,816
Qantas Airways Ltd. (A)	4,255	17,633
QBE Insurance Group Ltd.	7,063	73,744
Ramsay Health Care Ltd.	869	32,648
REA Group Ltd.	238	22,863
Reece Ltd.	1,112	13,853
Rio Tinto Ltd.	1,748	133,861
Santos Ltd.	15,522	77,664
Scentre Group, REIT	24,552	43,420
SEEK Ltd.	1,647	24,060
Sonic Healthcare Ltd.	2,064	49,085
South32 Ltd.	21,741	54,735
Stockland, REIT	10,888	29,270
Suncorp Group Ltd.	6,127	55,052
Telstra Group Ltd.	18,989	54,474
Transurban Group	14,517	138,222
Treasury Wine Estates Ltd.	3,372	25,287
Vicinity Ltd., REIT	18,580	22,882
Washington H Soul Pattinson & Co. Ltd.	1,094	23,225
Wesfarmers Ltd.	5,337	175,957
Westpac Banking Corp.	16,551	235,663
WiseTech Global Ltd.	780	41,838
Woodside Energy Group Ltd.	8,943	206,866
Woolworths Group Ltd.	5,738	152,035

		5,311,963

	Shares	Value
COMMON STOCKS (continued)
Austria - 0.2%
Erste Group Bank AG	1,609	$ 56,440
OMV AG	704	29,894
Verbund AG	326	26,154
voestalpine AG	528	18,974

		131,462

Belgium - 0.8%
Ageas SA	762	30,891
Anheuser-Busch InBev SA	4,093	231,981
D’ieteren Group	103	18,230
Elia Group SA	135	17,152
Groupe Bruxelles Lambert NV	480	37,840
KBC Group NV	1,169	81,597
Sofina SA	70	14,512
Solvay SA	350	39,137
UCB SA	596	52,840
Umicore SA	1,003	28,043
Warehouses De Pauw CVA, REIT	780	21,421

		573,644

Cayman Islands - 0.1%
Sands China Ltd. (A)	11,200	38,357

Chile - 0.0% (B)
Antofagasta PLC	1,893	35,203

Denmark - 3.0%
AP Moller - Maersk AS, Class A	16	27,899
AP Moller - Maersk AS, Class B	22	38,681
Carlsberg AS, Class B	462	73,981
Chr Hansen Holding AS	497	34,551
Coloplast AS, Class B	562	70,327
Danske Bank AS (A)	3,255	79,280
Demant AS (A)	440	18,624
DSV AS	877	184,206
Genmab AS (A)	311	117,856
Novo Nordisk AS, Class B	7,801	1,260,171
Novozymes AS, B Shares	965	45,026
Orsted AS (C)	898	85,132
Pandora AS	430	38,434
ROCKWOOL AS, B Shares	40	10,344
Tryg AS	1,710	37,032
Vestas Wind Systems AS (A)	4,760	126,556

		2,248,100

Finland - 1.1%
Elisa OYJ	681	36,355
Fortum OYJ	2,146	28,719
Kesko OYJ, B Shares	1,242	23,390
Kone OYJ, Class B	1,601	83,643
Metso OYJ	3,181	38,384
Neste OYJ	1,970	75,851
Nokia OYJ	25,370	106,297
Nordea Bank Abp	9,762	106,334
Nordea Bank Abp	5,505	59,966
Orion OYJ, Class B	511	21,207
Sampo OYJ, A Shares	2,184	98,089
Stora Enso OYJ, R Shares	2,760	32,021
UPM-Kymmene OYJ	2,517	74,999
Wartsila OYJ Abp	2,178	24,559

		809,814

France - 11.7%
Accor SA	878	32,672
Aeroports de Paris	142	20,404

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Air Liquide SA	2,467	$ 442,420
Airbus SE	2,794	403,961
Alstom SA	1,528	45,612
Amundi SA (C)	278	16,424
Arkema SA	266	25,083
AXA SA	8,679	256,476
BioMerieux	195	20,475
BNP Paribas SA	5,241	330,738
Bollore SE	4,248	26,492
Bouygues SA	974	32,720
Bureau Veritas SA	1,359	37,284
Capgemini SE	779	147,498
Carrefour SA	2,769	52,475
Cie de Saint-Gobain	2,316	141,013
Cie Generale des Etablissements Michelin SCA	3,198	94,601
Covivio SA, REIT	244	11,527
Credit Agricole SA	5,733	68,073
Danone SA	3,023	185,260
Dassault Aviation SA	120	24,042
Dassault Systemes SE	3,148	139,491
Edenred	1,174	78,640
Eiffage SA	346	36,125
Engie SA	8,622	143,582
EssilorLuxottica SA	1,398	263,621
Eurazeo SE	219	15,419
Gecina SA, REIT	220	23,469
Getlink SE	1,687	28,709
Hermes International	149	323,884
Ipsen SA	182	21,908
Kering SA	351	193,822
Klepierre SA, REIT	1,062	26,384
L’Oreal SA	1,135	529,451
La Francaise des Jeux SAEM (C)	510	20,073
Legrand SA	1,257	124,699
LVMH Moet Hennessy Louis Vuitton SE	1,301	1,226,729
Orange SA	8,766	102,443
Pernod Ricard SA	972	214,787
Publicis Groupe SA	1,090	87,479
Remy Cointreau SA	104	16,694
Renault SA	928	39,156
Safran SA	1,610	252,303
Sanofi	5,347	575,635
Sartorius Stedim Biotech	131	32,718
Schneider Electric SE	2,556	464,365
SEB SA	124	12,823
Societe Generale SA	3,442	89,514
Sodexo SA	418	46,029
Teleperformance	274	45,965
Thales SA	498	74,615
TotalEnergies SE	11,146	639,832
Unibail-Rodamco-Westfield, CDI (A)	4,482	11,555
Unibail-Rodamco-Westfield, REIT (A)	340	17,933
Valeo	992	21,317
Veolia Environnement SA	3,210	101,614
Vinci SA	2,498	290,256
Vivendi SE	3,485	31,994
Wendel SE	119	12,222
Worldline SA (A) (C)	1,136	41,600

		8,834,105

	Shares	Value
COMMON STOCKS (continued)
Germany - 7.7%
adidas AG	768	$ 149,090
Allianz SE	1,906	443,953
BASF SE	4,210	204,535
Bayer AG	4,631	256,349
Bayerische Motoren Werke AG	1,559	191,768
Bechtle AG	364	14,455
Beiersdorf AG	469	62,107
Brenntag SE	728	56,797
Carl Zeiss Meditec AG	194	20,980
Commerzbank AG	5,025	55,706
Continental AG	521	39,362
Covestro AG (A) (C)	909	47,298
Daimler Truck Holding AG	2,329	83,942
Delivery Hero SE (A) (C)	841	37,105
Deutsche Bank AG	9,153	96,223
Deutsche Boerse AG	895	165,230
Deutsche Lufthansa AG (A)	2,852	29,243
Deutsche Post AG	4,744	231,803
Deutsche Telekom AG	15,268	333,125
E.ON SE	10,591	135,294
Evonik Industries AG	979	18,655
Fresenius Medical Care AG & Co. KGaA	977	46,692
Fresenius SE & Co. KGaA	1,971	54,669
GEA Group AG	733	30,688
Hannover Rueck SE	284	60,293
Heidelberg Materials AG	684	56,251
HelloFresh SE (A)	742	18,352
Henkel AG & Co. KGaA	496	34,916
Infineon Technologies AG	6,154	253,435
Knorr-Bremse AG	343	26,220
LEG Immobilien SE (A)	340	19,618
Mercedes-Benz Group AG	4,034	324,702
Merck KGaA	611	101,139
MTU Aero Engines AG	251	65,102
Muenchener Rueckversicherungs-Gesellschaft AG	662	248,523
Nemetschek SE	279	20,829
Puma SE	501	30,190
Rational AG	24	17,378
Rheinmetall AG	202	55,338
RWE AG	2,991	130,337
SAP SE	4,921	672,245
Scout24 SE (C)	354	22,431
Siemens AG	3,582	597,123
Siemens Healthineers AG (C)	1,317	74,641
Symrise AG	631	66,162
Talanx AG	310	17,797
Telefonica Deutschland Holding AG	4,216	11,866
Volkswagen AG	140	23,401
Vonovia SE	3,388	66,166
Wacker Chemie AG	87	11,952
Zalando SE (A) (C)	1,043	30,079

		5,861,555

Hong Kong - 2.4%
AIA Group Ltd.	54,800	556,576
BOC Hong Kong Holdings Ltd.	17,500	53,608
Budweiser Brewing Co. APAC Ltd. (C)	8,300	21,478
CK Asset Holdings Ltd.	9,415	52,317
CK Hutchison Holdings Ltd.	12,500	76,292

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
CK Infrastructure Holdings Ltd.	3,000	$ 15,912
CLP Holdings Ltd.	8,000	62,309
ESR Group Ltd. (C)	9,000	15,500
Futu Holdings Ltd., ADR (A)	200	7,948
Galaxy Entertainment Group Ltd. (A)	10,000	63,707
Hang Lung Properties Ltd.	9,000	13,927
Hang Seng Bank Ltd.	3,600	51,320
Henderson Land Development Co. Ltd.	6,531	19,449
HKT Trust & HKT Ltd.	18,000	20,959
Hong Kong & China Gas Co. Ltd.	53,085	45,971
Hong Kong Exchanges & Clearing Ltd.	5,672	214,907
Hongkong Land Holdings Ltd.	5,500	21,506
Jardine Matheson Holdings Ltd.	700	35,497
Link, REIT	12,051	67,089
MTR Corp. Ltd.	7,515	34,596
New World Development Co. Ltd.	7,278	17,988
Power Assets Holdings Ltd.	6,500	34,122
Sino Land Co. Ltd.	16,037	19,743
SITC International Holdings Co. Ltd.	6,000	10,987
Sun Hung Kai Properties Ltd.	6,850	86,547
Swire Pacific Ltd., Class A	2,000	15,365
Swire Properties Ltd.	5,800	14,290
Techtronic Industries Co. Ltd.	6,500	71,082
WH Group Ltd. (C)	40,287	21,456
Wharf Real Estate Investment Co. Ltd.	7,300	36,627
Xinyi Glass Holdings Ltd.	8,000	12,507

		1,791,582

Ireland - 1.2%
AerCap Holdings NV (A)	800	50,816
AIB Group PLC	6,307	26,544
Bank of Ireland Group PLC	5,029	48,014
CRH PLC	3,497	192,920
DCC PLC	470	26,292
Experian PLC	4,333	166,305
Flutter Entertainment PLC (A)	831	167,248
James Hardie Industries PLC (A)	2,096	55,913
Kerry Group PLC, Class A	754	73,593
Kingspan Group PLC	725	48,259
Smurfit Kappa Group PLC	1,233	41,151

		897,055

Israel - 0.6%
Azrieli Group Ltd.	202	11,412
Bank Hapoalim BM	6,024	49,678
Bank Leumi Le-Israel BM	7,182	53,819
Check Point Software Technologies Ltd. (A)	450	56,529
CyberArk Software Ltd. (A)	200	31,266
Elbit Systems Ltd.	129	27,001
ICL Group Ltd.	3,678	20,188
Israel Discount Bank Ltd., A Shares	5,903	29,490
Mizrahi Tefahot Bank Ltd.	740	24,745
Monday.com Ltd. (A)	90	15,410
Nice Ltd. (A)	297	61,128
Teva Pharmaceutical Industries Ltd., ADR (A)	5,215	39,269
Tower Semiconductor Ltd. (A)	506	18,691
Wix.com Ltd. (A)	300	23,472

		462,098

Italy - 2.1%
Amplifon SpA	566	20,761
Assicurazioni Generali SpA	4,845	98,528
Davide Campari-Milano NV	2,415	33,470

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
DiaSorin SpA	114	$ 11,875
Enel SpA	38,350	258,572
Eni SpA	10,925	157,281
Ferrari NV	593	193,880
FinecoBank Banca Fineco SpA	2,872	38,659
Infrastrutture Wireless Italiane SpA (C)	1,584	20,909
Intesa Sanpaolo SpA	76,206	199,793
Mediobanca Banca di Credito Finanziario SpA	2,679	32,074
Moncler SpA	968	66,974
Nexi SpA (A) (C)	2,832	22,219
Poste Italiane SpA (C)	2,556	27,689
Prysmian SpA	1,209	50,565
Recordati Industria Chimica e Farmaceutica SpA	490	23,409
Snam SpA	9,517	49,739
Telecom Italia SpA (A)	46,799	13,194
Terna - Rete Elettrica Nazionale	6,565	55,994
UniCredit SpA	8,690	202,073

		1,577,658

Japan - 21.9%
Advantest Corp.	900	121,216
Aeon Co. Ltd.	3,100	63,477
AGC, Inc.	1,000	35,976
Aisin Corp.	700	21,617
Ajinomoto Co., Inc.	2,100	83,657
ANA Holdings, Inc. (A)	700	16,674
Asahi Group Holdings Ltd.	2,300	89,240
Asahi Intecc Co. Ltd.	1,000	19,688
Asahi Kasei Corp.	6,000	40,626
Astellas Pharma, Inc.	8,500	126,586
Azbil Corp.	600	18,990
Bandai Namco Holdings, Inc.	2,800	64,840
BayCurrent Consulting, Inc.	600	22,561
Bridgestone Corp.	2,700	110,921
Brother Industries Ltd.	1,100	16,100
Canon, Inc.	4,700	123,547
Capcom Co. Ltd.	800	31,712
Central Japan Railway Co.	700	87,704
Chiba Bank Ltd.	2,500	15,160
Chubu Electric Power Co., Inc.	3,100	37,818
Chugai Pharmaceutical Co. Ltd.	3,200	91,133
Concordia Financial Group Ltd.	4,900	19,158
CyberAgent, Inc.	2,100	15,351
Dai Nippon Printing Co. Ltd.	1,000	28,406
Dai-ichi Life Holdings, Inc.	4,500	85,590
Daifuku Co. Ltd.	1,500	30,894
Daiichi Sankyo Co. Ltd.	8,700	276,436
Daikin Industries Ltd.	1,200	245,886
Daito Trust Construction Co. Ltd.	300	30,392
Daiwa House Industry Co. Ltd.	2,800	73,981
Daiwa House Investment Corp., REIT	10	19,173
Daiwa Securities Group, Inc.	6,300	32,464
Denso Corp.	2,000	134,904
Dentsu Group, Inc.	1,000	32,887
Disco Corp.	400	63,418
East Japan Railway Co.	1,400	77,635
Eisai Co. Ltd.	1,200	81,329
ENEOS Holdings, Inc.	13,500	46,402
FANUC Corp.	4,500	157,975
Fast Retailing Co. Ltd.	800	205,180
Fuji Electric Co. Ltd.	600	26,415
FUJIFILM Holdings Corp.	1,800	107,250

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Fujitsu Ltd.	800	$ 103,586
GLP J-REIT	21	20,713
GMO Payment Gateway, Inc.	200	15,688
Hakuhodo DY Holdings, Inc.	1,100	11,611
Hamamatsu Photonics KK	700	34,365
Hankyu Hanshin Holdings, Inc.	1,100	36,371
Hikari Tsushin, Inc.	100	14,353
Hirose Electric Co. Ltd.	100	13,313
Hitachi Construction Machinery Co. Ltd.	500	14,059
Hitachi Ltd.	4,400	273,577
Honda Motor Co. Ltd.	7,200	218,116
Hoshizaki Corp.	500	17,951
Hoya Corp.	1,700	203,433
Hulic Co. Ltd.	1,800	15,423
Ibiden Co. Ltd.	500	28,449
Idemitsu Kosan Co. Ltd.	1,000	20,065
Iida Group Holdings Co. Ltd.	700	11,829
Inpex Corp.	4,900	53,834
Isuzu Motors Ltd.	2,700	32,754
ITOCHU Corp.	5,600	222,441
Itochu Techno-Solutions Corp.	500	12,670
Japan Airlines Co. Ltd.	700	15,178
Japan Exchange Group, Inc.	2,300	40,247
Japan Metropolitan Fund Invest, REIT	33	22,080
Japan Post Bank Co. Ltd.	7,000	54,588
Japan Post Holdings Co. Ltd.	10,400	74,747
Japan Post Insurance Co. Ltd.	1,000	15,029
Japan Real Estate Investment Corp., REIT	6	22,833
Japan Tobacco, Inc.	5,600	122,674
JFE Holdings, Inc.	2,400	34,312
JSR Corp.	900	25,863
Kajima Corp.	2,100	31,707
Kansai Electric Power Co., Inc.	3,300	41,403
Kao Corp.	2,200	79,838
Kawasaki Kisen Kaisha Ltd.	600	14,712
KDDI Corp.	7,100	219,270
Keio Corp.	500	15,728
Keisei Electric Railway Co. Ltd.	600	24,870
Keyence Corp.	900	427,641
Kikkoman Corp.	600	34,265
Kintetsu Group Holdings Co. Ltd.	900	31,169
Kirin Holdings Co. Ltd.	3,700	54,030
Kobayashi Pharmaceutical Co. Ltd.	200	10,875
Kobe Bussan Co. Ltd.	700	18,169
Koei Tecmo Holdings Co. Ltd.	520	9,007
Koito Manufacturing Co. Ltd.	1,000	18,147
Komatsu Ltd.	4,400	119,011
Konami Group Corp.	500	26,221
Kose Corp.	200	19,226
Kubota Corp.	4,800	70,267
Kurita Water Industries Ltd.	500	19,196
Kyocera Corp.	1,500	81,543
Kyowa Kirin Co. Ltd.	1,300	24,096
Lasertec Corp.	400	60,447
Lixil Corp.	1,300	16,547
M3, Inc.	2,100	45,790
Makita Corp.	1,100	31,093
Marubeni Corp.	7,200	122,717
MatsukiyoCocokara & Co.	500	28,086
Mazda Motor Corp.	2,700	26,093
McDonald’s Holdings Co. Japan Ltd.	400	15,551

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
MEIJI Holdings Co. Ltd.	1,000	$ 22,331
Minebea Mitsumi, Inc.	1,700	32,243
MISUMI Group, Inc.	1,400	28,186
Mitsubishi Chemical Group Corp.	6,100	36,689
Mitsubishi Corp.	5,800	280,412
Mitsubishi Electric Corp.	9,100	128,645
Mitsubishi Estate Co. Ltd.	5,300	62,966
Mitsubishi HC Capital, Inc.	4,100	24,343
Mitsubishi Heavy Industries Ltd.	1,500	70,058
Mitsubishi UFJ Financial Group, Inc.	53,800	396,564
Mitsui & Co. Ltd.	6,200	234,657
Mitsui Chemicals, Inc.	900	26,528
Mitsui Fudosan Co. Ltd.	4,200	83,712
Mitsui OSK Lines Ltd.	1,600	38,495
Mizuho Financial Group, Inc.	11,400	174,254
MonotaRO Co. Ltd.	1,200	15,324
MS&AD Insurance Group Holdings, Inc.	2,100	74,366
Murata Manufacturing Co. Ltd.	2,700	155,091
NEC Corp.	1,200	58,215
Nexon Co. Ltd.	1,800	34,518
NGK Insulators Ltd.	1,200	14,337
Nidec Corp.	2,000	110,211
Nintendo Co. Ltd.	4,900	223,383
Nippon Building Fund, Inc., REIT	7	27,525
Nippon Express Holdings, Inc.	300	16,922
Nippon Paint Holdings Co. Ltd.	4,500	37,242
Nippon Prologis, Inc., REIT	10	20,098
Nippon Sanso Holdings Corp.	800	17,381
Nippon Shinyaku Co. Ltd.	200	8,183
Nippon Steel Corp.	3,800	79,531
Nippon Telegraph & Telephone Corp.	140,000	165,663
Nippon Yusen KK	2,300	51,080
Nissan Chemical Corp.	600	25,872
Nissan Motor Co. Ltd.	11,100	45,556
Nisshin Seifun Group, Inc.	1,000	12,361
Nissin Foods Holdings Co. Ltd.	300	24,806
Nitori Holdings Co. Ltd.	400	44,918
Nitto Denko Corp.	700	51,958
Nomura Holdings, Inc.	13,700	52,231
Nomura Real Estate Holdings, Inc.	600	14,265
Nomura Real Estate Master Fund, Inc., REIT	20	23,068
Nomura Research Institute Ltd.	1,800	49,729
NTT Data Corp.	3,000	42,063
Obayashi Corp.	3,100	26,810
OBIC Co. Ltd.	300	48,152
Odakyu Electric Railway Co. Ltd.	1,400	18,760
Oji Holdings Corp.	3,800	14,208
Olympus Corp.	5,700	90,204
Omron Corp.	800	49,121
Ono Pharmaceutical Co. Ltd.	1,800	32,478
Open House Group Co. Ltd.	300	10,830
Oracle Corp.	200	14,875
Oriental Land Co. Ltd.	5,100	198,829
ORIX Corp.	5,500	100,299
Osaka Gas Co. Ltd.	1,800	27,590
Otsuka Corp.	600	23,371
Otsuka Holdings Co. Ltd.	1,900	69,695
Pan Pacific International Holdings Corp.	1,800	32,237
Panasonic Holdings Corp.	10,400	127,524
Persol Holdings Co. Ltd.	800	14,478
Rakuten Group, Inc.	7,000	24,392

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Recruit Holdings Co. Ltd.	6,800	$ 217,024
Renesas Electronics Corp. (A)	6,000	113,234
Resona Holdings, Inc.	10,200	48,837
Ricoh Co. Ltd.	2,700	23,009
Rohm Co. Ltd.	400	37,890
SBI Holdings, Inc.	1,200	23,143
SCSK Corp.	700	11,016
Secom Co. Ltd.	1,000	67,678
Seiko Epson Corp.	1,400	21,857
Sekisui Chemical Co. Ltd.	1,700	24,560
Sekisui House Ltd.	2,900	58,579
Seven & i Holdings Co. Ltd.	3,500	151,208
SG Holdings Co. Ltd.	1,500	21,396
Sharp Corp. (A)	1,000	5,607
Shimadzu Corp.	1,100	33,999
Shimano, Inc.	400	66,963
Shimizu Corp.	2,600	16,462
Shin-Etsu Chemical Co. Ltd.	8,600	287,394
Shionogi & Co. Ltd.	1,200	50,615
Shiseido Co. Ltd.	1,900	86,126
Shizuoka Financial Group, Inc.	2,000	14,449
SMC Corp.	300	166,729
SoftBank Corp.	13,500	144,251
SoftBank Group Corp.	4,900	231,082
Sompo Holdings, Inc.	1,500	67,304
Sony Group Corp.	5,900	532,594
Square Enix Holdings Co. Ltd.	400	18,611
Subaru Corp.	2,900	54,618
SUMCO Corp.	1,700	24,118
Sumitomo Chemical Co. Ltd.	6,500	19,756
Sumitomo Corp.	5,300	112,439
Sumitomo Electric Industries Ltd.	3,400	41,657
Sumitomo Metal Mining Co. Ltd.	1,200	38,739
Sumitomo Mitsui Financial Group, Inc.	6,200	265,728
Sumitomo Mitsui Trust Holdings, Inc.	1,600	56,761
Sumitomo Realty & Development Co. Ltd.	1,400	34,693
Suntory Beverage & Food Ltd.	700	25,376
Suzuki Motor Corp.	1,800	65,273
Sysmex Corp.	800	54,798
T&D Holdings, Inc.	2,500	36,665
Taisei Corp.	800	27,951
Takeda Pharmaceutical Co. Ltd.	7,400	232,527
TDK Corp.	1,900	74,109
Terumo Corp.	3,200	101,919
TIS, Inc.	1,000	25,055
Tobu Railway Co. Ltd.	900	24,132
Toho Co. Ltd.	500	19,045
Tokio Marine Holdings, Inc.	8,500	195,955
Tokyo Electric Power Co. Holdings, Inc. (A)	7,400	27,142
Tokyo Electron Ltd.	2,100	302,460
Tokyo Gas Co. Ltd.	1,800	39,272
Tokyu Corp.	2,500	30,152
Toppan, Inc.	1,200	25,934
Toray Industries, Inc.	6,600	36,798
Toshiba Corp.	1,900	59,621
Tosoh Corp.	1,300	15,377
TOTO Ltd.	700	21,165
Toyota Industries Corp.	700	50,151
Toyota Motor Corp.	50,000	803,604
Toyota Tsusho Corp.	1,000	49,976
Trend Micro, Inc.	600	29,044
Unicharm Corp.	1,900	70,651

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
USS Co. Ltd.	1,000	$ 16,556
Welcia Holdings Co. Ltd.	400	8,332
West Japan Railway Co.	1,000	41,592
Yakult Honsha Co. Ltd.	600	37,948
Yamaha Corp.	700	26,965
Yamaha Motor Co. Ltd.	1,400	40,247
Yamato Holdings Co. Ltd.	1,400	25,376
Yaskawa Electric Corp.	1,100	50,713
Yokogawa Electric Corp.	1,100	20,362
Z Holdings Corp.	12,800	30,849
ZOZO, Inc.	600	12,447

		16,574,734

Jordan - 0.0% (B)
Hikma Pharmaceuticals PLC	787	18,939

Luxembourg - 0.2%
ArcelorMittal SA	2,278	62,153
Eurofins Scientific SE	637	40,480
Tenaris SA	2,279	34,092

		136,725

Netherlands - 4.8%
ABN AMRO Bank NV (C)	1,955	30,387
Adyen NV (A) (C)	102	176,630
Akzo Nobel NV	812	66,384
Argenx SE (A)	263	102,569
ASM International NV	222	94,262
ASML Holding NV	1,901	1,378,850
Euronext NV (C)	413	28,090
EXOR NV	515	45,976
Ferrovial SE	2,405	76,027
Heineken Holding NV	556	48,384
Heineken NV	1,227	126,180
IMCD NV	273	39,288
ING Groep NV, Series N	17,100	230,535
JDE Peet’s NV	607	18,056
Just Eat Takeaway.com NV (A) (C)	997	15,283
Koninklijke Ahold Delhaize NV	4,614	157,305
Koninklijke KPN NV	15,375	54,888
Koninklijke Philips NV (A)	4,409	95,533
NN Group NV	1,284	47,531
OCI NV (A)	488	11,721
Prosus NV (A)	3,779	276,752
QIAGEN NV (A)	1,056	47,467
Randstad NV	545	28,743
Stellantis NV	10,631	186,893
Universal Music Group NV	3,878	86,149
Wolters Kluwer NV	1,218	154,654

		3,624,537

New Zealand - 0.2%
Auckland International Airport Ltd. (A)	6,051	31,801
Fisher & Paykel Healthcare Corp. Ltd.	2,741	41,273
Mercury Ltd.	2,985	11,931
Meridian Energy Ltd.	5,854	20,159
Spark New Zealand Ltd.	8,933	27,954
Xero Ltd. (A)	676	54,161

		187,279

Norway - 0.6%
Adevinta ASA (A)	1,482	9,739
Aker BP ASA	1,474	34,582
DNB Bank ASA	4,346	81,273
Equinor ASA	4,483	130,540

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Norway (continued)
Gjensidige Forsikring ASA	1,033	$ 16,548
Kongsberg Gruppen ASA	414	18,818
Mowi ASA	2,076	32,938
Norsk Hydro ASA	6,234	37,163
Orkla ASA	3,419	24,584
Salmar ASA	344	13,862
Telenor ASA	3,317	33,633
Yara International ASA	788	27,842

		461,522

Portugal - 0.2%
EDP - Energias de Portugal SA	13,910	67,988
Galp Energia SGPS SA	2,409	28,151
Jeronimo Martins SGPS SA	1,353	37,273

		133,412

Singapore - 1.3%
CapitaLand Ascendas, REIT	15,303	30,887
CapitaLand Integrated Commercial Trust, REIT	25,152	35,644
Capitaland Investment Ltd.	11,894	29,223
City Developments Ltd.	2,300	11,472
DBS Group Holdings Ltd.	8,546	199,573
Genting Singapore Ltd.	29,200	20,360
Grab Holdings Ltd., Class A (A)	8,800	30,184
Jardine Cycle & Carriage Ltd.	500	12,893
Keppel Corp. Ltd.	6,900	34,340
Mapletree Logistics Trust, REIT	16,543	19,897
Mapletree Pan Asia Commercial Trust, REIT	11,800	14,196
Oversea-Chinese Banking Corp. Ltd.	15,860	144,278
Sea Ltd., ADR (A)	1,700	98,668
Seatrium Ltd. (A)	192,686	17,872
Singapore Airlines Ltd.	6,300	33,378
Singapore Exchange Ltd.	4,100	29,197
Singapore Technologies Engineering Ltd.	7,100	19,374
Singapore Telecommunications Ltd.	38,800	71,864
United Overseas Bank Ltd.	5,900	122,432
UOL Group Ltd.	2,300	10,962
Venture Corp. Ltd.	1,300	14,193
Wilmar International Ltd.	8,900	25,073

		1,025,960

Spain - 2.5%
Acciona SA	114	19,356
ACS Actividades de Construccion y Servicios SA	953	33,511
Aena SME SA (C)	348	56,323
Amadeus IT Group SA (A)	2,125	161,820
Banco Bilbao Vizcaya Argentaria SA	28,446	218,542
Banco Santander SA	77,499	286,912
CaixaBank SA	19,493	80,746
Cellnex Telecom SA (C)	2,667	107,757
Corp. ACCIONA Energias Renovables SA	325	10,873
EDP Renovaveis SA	1,212	24,220
Enagas SA	1,192	23,427
Endesa SA	1,501	32,253
Grifols SA (A)	1,427	18,307
Iberdrola SA	27,439	358,320
Industria de Diseno Textil SA	5,138	199,292
Naturgy Energy Group SA	597	17,797
Redeia Corp. SA	1,893	31,835
Repsol SA	6,291	91,496
Telefonica SA	24,558	99,704

		1,872,491

	Shares	Value
COMMON STOCKS (continued)
Sweden - 2.9%
Alfa Laval AB	1,334	$ 48,661
Assa Abloy AB, B Shares	4,733	113,767
Atlas Copco AB, A Shares	12,448	179,710
Atlas Copco AB, B Shares	7,596	94,711
Beijer Ref AB	1,587	20,272
Boliden AB	1,286	37,266
Embracer Group AB (A)	3,069	7,675
Epiroc AB, Class A	3,262	61,788
Epiroc AB, Class B	1,684	27,256
EQT AB	1,713	32,978
Essity AB, Class B	2,862	76,220
Evolution AB (C)	864	109,489
Fastighets AB Balder, B Shares (A)	3,367	12,329
Getinge AB, B Shares	1,095	19,210
H&M Hennes & Mauritz AB, B Shares	3,098	53,277
Hexagon AB, B Shares	9,774	120,223
Holmen AB, B Shares	435	15,634
Husqvarna AB, B Shares	1,919	17,412
Industrivarden AB, A Shares	602	16,696
Industrivarden AB, C Shares	762	21,027
Indutrade AB	1,266	28,574
Investment AB Latour, B Shares	680	13,500
Investor AB, A Shares	2,357	47,171
Investor AB, B Shares	7,880	157,640
Kinnevik AB, Class B (A)	1,153	15,994
L E Lundbergforetagen AB, B Shares	350	14,905
Lifco AB, B Shares	1,112	24,217
Nibe Industrier AB, B Shares	7,148	67,966
Saab AB, B Shares	375	20,301
Sagax AB, B Shares	915	18,094
Sandvik AB	5,026	98,129
Securitas AB, B Shares	2,306	18,941
Skandinaviska Enskilda Banken AB, Class A	7,635	84,445
Skanska AB, B Shares	1,674	23,487
SKF AB, B Shares	1,580	27,532
Svenska Cellulosa AB SCA, Class B	2,898	36,993
Svenska Handelsbanken AB, A Shares	6,909	57,844
Swedbank AB, A Shares	3,998	67,471
Swedish Orphan Biovitrum AB (A)	783	15,304
Tele2 AB, B Shares	2,498	20,659
Telefonaktiebolaget LM Ericsson, B Shares	13,841	75,202
Telia Co. AB	11,367	24,938
Volvo AB, A Shares	1,102	23,488
Volvo AB, B Shares	6,930	143,416
Volvo Car AB, B Shares (A)	2,762	10,989

		2,222,801

Switzerland - 10.6%
ABB Ltd.	7,402	291,201
Adecco Group AG	745	24,400
Alcon, Inc.	2,282	189,320
Bachem Holding AG	135	11,788
Baloise Holding AG	218	32,066
Banque Cantonale Vaudoise	148	15,633
Barry Callebaut AG	16	30,913
BKW AG	93	16,442
Chocoladefabriken Lindt & Spruengli AG	6	186,984
Cie Financiere Richemont SA, Class A	2,459	417,705
Clariant AG (A)	978	14,148
Coca-Cola HBC AG (A)	1,029	30,695
DSM-Firmenich AG (A)	828	89,105
Dufry AG (A)	465	21,210

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
EMS-Chemie Holding AG	32	$ 24,250
Geberit AG	161	84,377
Givaudan SA	42	139,311
Glencore PLC	50,291	285,144
Helvetia Holding AG	181	24,532
Holcim AG (A)	2,612	176,068
Julius Baer Group Ltd.	933	58,879
Kuehne & Nagel International AG	247	73,168
Logitech International SA	769	45,898
Lonza Group AG	343	205,015
Nestle SA	12,959	1,558,858
Novartis AG	9,658	973,714
Partners Group Holding AG	104	98,055
Roche Holding AG	3,461	1,060,714
Schindler Holding AG	277	64,130
SGS SA	700	66,221
Siemens Energy AG (A)	2,485	43,939
SIG Group AG (A)	1,433	39,589
Sika AG	689	197,330
Sonova Holding AG	245	65,375
STMicroelectronics NV	3,220	160,592
Straumann Holding AG	489	79,514
Swatch Group AG	407	54,432
Swiss Life Holding AG	142	83,168
Swiss Prime Site AG	357	31,011
Swiss Re AG	1,381	139,153
Swisscom AG	120	74,897
Temenos AG	304	24,206
UBS Group AG	15,512	314,407
VAT Group AG (C)	119	49,291
Zurich Insurance Group AG	711	338,215

		8,005,063

United Kingdom - 13.7%
3i Group PLC	4,600	114,020
abrdn PLC	9,429	26,184
Admiral Group PLC	1,010	26,749
Anglo American PLC	5,991	170,585
Ashtead Group PLC	2,066	143,237
Associated British Foods PLC	1,691	42,821
AstraZeneca PLC	7,302	1,046,772
Auto Trader Group PLC (C)	4,188	32,518
Aviva PLC	13,426	67,550
BAE Systems PLC	14,434	170,195
Barclays PLC	73,153	142,911
Barratt Developments PLC	4,506	23,682
Berkeley Group Holdings PLC	513	25,573
BP PLC	83,345	485,266
British American Tobacco PLC	10,007	332,487
British Land Co. PLC, REIT	3,992	15,395
BT Group PLC	33,294	51,810
Bunzl PLC	1,584	60,363
Burberry Group PLC	1,804	48,678
Centrica PLC	26,780	42,225
CNH Industrial NV	4,790	69,084
Coca-Cola Europacific Partners PLC	947	61,015
Compass Group PLC	8,211	229,934
Croda International PLC	668	47,752
Diageo PLC	10,619	456,521
Endeavour Mining PLC	871	20,918
Entain PLC	2,728	44,111
GSK PLC	19,292	341,903

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Haleon PLC	23,976	$ 98,409
Halma PLC	1,791	51,841
Hargreaves Lansdown PLC	1,738	18,017
HSBC Holdings PLC	94,159	745,535
Imperial Brands PLC	4,149	91,836
Informa PLC	6,542	60,403
InterContinental Hotels Group PLC	814	56,269
Intertek Group PLC	761	41,252
J Sainsbury PLC	7,773	26,572
JD Sports Fashion PLC	12,250	22,756
Johnson Matthey PLC	897	19,913
Kingfisher PLC	9,457	27,872
Land Securities Group PLC, REIT	3,220	23,544
Legal & General Group PLC	28,316	81,983
Lloyds Banking Group PLC	312,248	173,094
London Stock Exchange Group PLC	1,892	201,372
M&G PLC	10,650	25,918
Mondi PLC	2,328	35,517
National Grid PLC	17,335	229,834
NatWest Group PLC	27,053	82,687
Next PLC	570	49,981
Ocado Group PLC (A)	2,724	19,712
Pearson PLC	3,073	32,217
Persimmon PLC	1,576	20,535
Phoenix Group Holdings PLC	3,719	25,163
Prudential PLC	12,995	183,533
Reckitt Benckiser Group PLC	3,372	253,408
RELX PLC	8,964	299,045
Rentokil Initial PLC	11,731	91,721
Rio Tinto PLC	5,305	337,131
Rolls-Royce Holdings PLC (A)	39,716	76,374
Sage Group PLC	4,804	56,432
Schroders PLC	4,010	22,310
Segro PLC, REIT	5,763	52,557
Severn Trent PLC	1,166	38,012
Shell PLC	32,261	962,399
Smith & Nephew PLC	4,104	66,211
Smiths Group PLC	1,649	34,500
Spirax-Sarco Engineering PLC	340	44,813
SSE PLC	5,133	120,369
St. James’s Place PLC	2,543	35,169
Standard Chartered PLC	11,332	98,589
Taylor Wimpey PLC	16,290	21,281
Tesco PLC	34,764	109,665
Unilever PLC	11,896	619,474
United Utilities Group PLC	3,186	38,957
Vodafone Group PLC	108,236	102,048
Whitbread PLC	949	40,851
Wise PLC, Class A (A)	2,895	24,198
WPP PLC	5,062	53,059

		10,384,597

Total Common Stocks (Cost $66,438,060)		73,220,656

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG, 8.22% (D)	280	$ 31,907
Dr. Ing. h.c. F. Porsche AG, 0.89% (C) (D)	532	66,090
Henkel AG & Co. KGaA, 2.52% (D)	800	63,981
Porsche Automobil Holding SE, 4.64% (A) (D)	712	42,912
Sartorius AG, 0.45% (D)	124	42,961

	Shares	Value
PREFERRED STOCKS (continued)
Germany (continued)
Volkswagen AG, 22.62% (D)	972	$ 130,707

Total Preferred Stocks (Cost $410,991)		378,558

Total Investments (Cost $66,849,051)		73,599,214
Net Other Assets (Liabilities) - 2.7%		2,067,599

Net Assets - 100.0%		$ 75,666,813

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	20	09/15/2023	$2,141,549	$2,155,500	$13,951	$—

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	9.4%	$6,898,971
Pharmaceuticals	9.2	6,787,047
Insurance	5.0	3,695,996
Oil, Gas & Consumable Fuels	4.2	3,063,416
Semiconductors & Semiconductor Equipment	3.6	2,628,613
Textiles, Apparel & Luxury Goods	3.5	2,549,938
Automobiles	3.4	2,528,666
Metals & Mining	3.3	2,444,284
Food Products	3.3	2,429,766
Machinery	3.1	2,290,238
Chemicals	3.1	2,263,124
Capital Markets	2.5	1,872,046
Health Care Equipment & Supplies	2.1	1,554,669
Beverages	2.0	1,509,119
Personal Care Products	2.0	1,505,506
Trading Companies & Distributors	1.9	1,422,592
Hotels, Restaurants & Leisure	1.9	1,405,724
Electric Utilities	1.9	1,393,989
Electrical Equipment	1.9	1,366,596
Software	1.7	1,217,454
Aerospace & Defense	1.6	1,207,424
Diversified Telecommunication Services	1.6	1,203,990
Industrial Conglomerates	1.6	1,202,205
Professional Services	1.6	1,160,131
Electronic Equipment, Instruments & Components	1.5	1,123,240
Consumer Staples Distribution & Retail	1.3	972,177
Financial Services	1.3	932,162
Household Durables	1.2	875,417
Real Estate Management & Development	1.2	856,100
Wireless Telecommunication Services	1.1	819,753
Building Products	1.1	797,807
Biotechnology	0.9	674,947

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Multi-Utilities	0.9%		$652,549
Specialty Retail	0.9		633,587
Construction & Engineering	0.8		595,056
Entertainment	0.8		581,481
Broadline Retail	0.8		559,319
IT Services	0.8		559,282
Tobacco	0.7		546,997
Household Products	0.7		499,176
Automobile Components	0.7		482,526
Construction Materials	0.7		481,152
Air Freight & Logistics	0.6		479,703
Ground Transportation	0.6		475,549
Life Sciences Tools & Services	0.5		380,429
Technology Hardware, Storage & Peripherals	0.5		337,661
Commercial Services & Supplies	0.4		295,441
Media	0.4		292,784
Transportation Infrastructure	0.4		275,459
Industrial REITs	0.4		272,887
Retail REITs	0.4		261,183
Marine Transportation	0.3		255,022
Gas Utilities	0.3		239,122
Health Care Providers & Services	0.3		220,598
Paper & Forest Products	0.3		209,372
Independent Power & Renewable Electricity Producers	0.3		185,589
Communications Equipment	0.2		181,499
Diversified REITs	0.2		162,796
Leisure Products	0.2		158,768
Interactive Media & Services	0.2		142,460
Passenger Airlines	0.2		112,106
Office REITs	0.1		110,997
Containers & Packaging	0.1		80,740
Water Utilities	0.1		76,969
Diversified Consumer Services	0.1		49,736
Health Care Technology	0.1		45,790
Energy Equipment & Services	0.0	(B)	34,092
Distributors	0.0	(B)	18,230

Investments	100.0		73,599,214

Total Investments	100.0%		$73,599,214

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$414,577	$72,806,079	$—	$73,220,656
Preferred Stocks	—	378,558	—	378,558

Total Investments	$414,577	$73,184,637	$—	$73,599,214

Other Financial Instruments
Futures Contracts (F)	$13,951	$—	$—	$13,951

Total Other Financial Instruments	$13,951	$—	$—	$13,951

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the total value of 144A securities is $1,175,892, representing 1.6% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at June 30, 2023.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica MSCI EAFE Index VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Investments, at value (cost $66,849,051)	$73,599,214
Cash	1,372,826
Cash collateral pledged at broker for:
Futures contracts	74,780
Foreign currency, at value (cost $338,661)	338,717
Receivables and other assets:
Investments sold	2
Shares of beneficial interest sold	59,697
Dividends	99,496
Tax reclaims	236,620
Due from investment manager	18,319
Variation margin receivable on futures contracts	9,490
Prepaid expenses	368

Total assets	75,809,529

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	14,005
Distribution and service fees	13,460
Transfer agent costs	64
Trustee and CCO fees	161
Audit and tax fees	26,482
Custody fees	79,867
Legal fees	940
Printing and shareholder reports fees	1,750
Other accrued expenses	5,987

Total liabilities	142,716

Net assets	$75,666,813

Net assets consist of:
Capital stock ($0.01 par value)	$62,012
Additional paid-in capital	67,421,205
Total distributable earnings (accumulated losses)	8,183,596

Net assets	$75,666,813

Net assets by class:
Initial Class	$9,184,605
Service Class	66,482,208

Shares outstanding:
Initial Class	748,442
Service Class	5,452,745

Net asset value and offering price per share:
Initial Class	$12.27
Service Class	12.19

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income	$1,588,210
Interest income	949
Withholding taxes on foreign income	(170,221)

Total investment income	1,418,938

Expenses:
Investment management fees	39,024
Distribution and service fees:
Service Class	78,609
Transfer agency costs
Initial Class	47
Service Class	363
Trustee and CCO fees	1,444
Audit and tax fees	26,642
Custody fees	97,243
Legal fees	2,056
Printing and shareholder reports fees	4,693
Other	9,869

Total expenses before waiver and/or reimbursement and recapture	259,990

Expenses waived and/or reimbursed:
Initial Class	(13,445)
Service Class	(104,255)

Net expenses	142,290

Net investment income (loss)	1,276,648

Net realized gain (loss) on:
Investments	(160,146)
Futures contracts	39,315
Foreign currency transactions	(12,218)

Net realized gain (loss)	(133,049)

Net change in unrealized appreciation (depreciation) on:
Investments	6,567,158
Futures contracts	22,488
Translation of assets and liabilities denominated in foreign currencies	2,292

Net change in unrealized appreciation (depreciation)	6,591,938

Net realized and change in unrealized gain (loss)	6,458,889

Net increase (decrease) in net assets resulting from operations	$7,735,537

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica MSCI EAFE Index VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$1,276,648	$1,916,391
Net realized gain (loss)	(133,049)	(610,104)
Net change in unrealized appreciation (depreciation)	6,591,938	(12,904,454)

Net increase (decrease) in net assets resulting from operations	7,735,537	(11,598,167)

Dividends and/or distributions to shareholders:
Initial Class	—	(239,445)
Service Class	—	(1,781,368)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(2,020,813)

Capital share transactions:
Proceeds from shares sold:
Initial Class	1,288,887	1,737,524
Service Class	6,088,316	5,491,344

	7,377,203	7,228,868

Dividends and/or distributions reinvested:
Initial Class	—	239,445
Service Class	—	1,781,368

	—	2,020,813

Cost of shares redeemed:
Initial Class	(293,611)	(1,539,833)
Service Class	(6,069,393)	(5,878,359)

	(6,363,004)	(7,418,192)

Net increase (decrease) in net assets resulting from capital share transactions	1,014,199	1,831,489

Net increase (decrease) in net assets	8,749,736	(11,787,491)

Net assets:
Beginning of period/year	66,917,077	78,704,568

End of period/year	$75,666,813	$66,917,077

Capital share transactions - shares:
Shares issued:
Initial Class	108,190	150,051
Service Class	512,523	473,675

	620,713	623,726

Shares reinvested:
Initial Class	—	22,696
Service Class	—	169,654

	—	192,350

Shares redeemed:
Initial Class	(25,020)	(133,059)
Service Class	(515,670)	(531,214)

	(540,690)	(664,273)

Net increase (decrease) in shares outstanding:
Initial Class	83,170	39,688
Service Class	(3,147)	112,115

	80,023	151,803

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica MSCI EAFE Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018 (A)
Net asset value, beginning of period/year	$10.98		$13.25	$12.10	$11.40	$9.53	$11.61

Investment operations:
Net investment income (loss) (B)	0.23		0.34	0.35	0.24	0.30	0.19
Net realized and unrealized gain (loss)	1.06		(2.25)	1.01	0.65	1.72	(2.21)

Total investment operations	1.29		(1.91)	1.36	0.89	2.02	(2.02)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.36)	(0.21)	(0.18)	(0.15)	(0.04)
Net realized gains	—		—	—	(0.01)	—	(0.02)

Total dividends and/or distributions to shareholders	—		(0.36)	(0.21)	(0.19)	(0.15)	(0.06)

Net asset value, end of period/year	$12.27		$10.98	$13.25	$12.10	$11.40	$9.53

Total return	11.75	%(C)	(14.28)%	11.26%	8.12%	21.32%	(17.43	)%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$9,185		$7,307	$8,288	$6,492	$3,937	$1,230
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.51	%(D)	0.50%	0.34%	0.57%	0.59%	1.95	%(D)
Including waiver and/or reimbursement and recapture	0.18	%(D)	0.18%	0.18%	0.18%	0.18%	0.18	%(D)
Net investment income (loss) to average net assets	3.86	%(D)	3.04%	2.67%	2.29%	2.85%	1.94	%(D)
Portfolio turnover rate	4	%(C)	4%	3%	3%	5%	2%

(A)	Commenced operations on January 12, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$10.93		$13.18	$12.04	$11.37	$9.51	$11.15

Investment operations:
Net investment income (loss) (A)	0.21		0.31	0.31	0.21	0.28	0.26
Net realized and unrealized gain (loss)	1.05		(2.23)	1.02	0.64	1.71	(1.84)

Total investment operations	1.26		(1.92)	1.33	0.85	1.99	(1.58)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.33)	(0.19)	(0.17)	(0.13)	(0.04)
Net realized gains	—		—	—	(0.01)	—	(0.02)

Total dividends and/or distributions to shareholders	—		(0.33)	(0.19)	(0.18)	(0.13)	(0.06)

Net asset value, end of period/year	$12.19		$10.93	$13.18	$12.04	$11.37	$9.51

Total return	11.53	%(B)	(14.45)%	10.95%	7.81%	21.10%	(14.23)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$66,482		$59,610	$70,417	$59,190	$42,262	$18,533
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.76	%(C)	0.75%	0.59%	0.82%	0.84%	2.20%
Including waiver and/or reimbursement and recapture	0.43	%(C)	0.43%	0.43%	0.43%	0.43%	0.43%
Net investment income (loss) to average net assets	3.57	%(C)	2.77%	2.41%	2.01%	2.62%	2.45%
Portfolio turnover rate	4	%(B)	4%	3%	3%	5%	2%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica MSCI EAFE Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2023 by the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2023, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2023, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2023.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$13,951	$—	$—	$13,951
Total	$—	$—	$13,951	$—	$—	$13,951

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2023.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$39,315	$—	$—	$39,315
Total	$—	$—	$39,315	$—	$—	$39,315

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$22,488	$—	$—	$22,488
Total	$—	$—	$22,488	$—	$—	$22,488

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2023.

Futures contracts:
Average notional value of contracts – long	$1,191,688

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. RISK FACTORS (continued)

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Index fund risk: While the Portfolio seeks to track the performance of the MSCI EAFE Index (i.e., achieve a high degree of correlation with the index), the Portfolio’s return may not match the return of the index. The Portfolio incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The Portfolio may attempt to replicate the index return by investing in fewer than all of the securities in the index, or in some securities not included in the index, potentially increasing the risk of divergence between the Portfolio’s return and that of the index.

Passive strategy/index risk: The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the index or of the actual securities comprising the index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the Portfolio.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM at an annual rate of 0.11% of daily average net assets.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.18%	May 1, 2024
Service Class	0.43	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the 36-month period ended June 30, 2023, the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available
	2020 (A)	2021	2022	2023	Total
Initial Class	$6,575	$12,023	$24,890	$13,445	$56,933
Service Class	61,174	105,815	202,553	104,255	473,797

(A)	For the six-month period of July 1, 2020 through December 31, 2020.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica MSCI EAFE Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 3,544,570	$ —	$ 2,655,856	$ —

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 66,849,051	$ 12,206,291	$ (5,442,177)	$ 6,764,114

11. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica MSCI EAFE Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica MSCI EAFE Index VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and SSGA Funds Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica MSCI EAFE Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Trustees noted that the objective of the Portfolio, as an index fund, is to track, and not necessarily exceed, its benchmark index, and that unlike the Portfolio, the index is not subject to any expenses or transaction costs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 3-year periods and in line with the median for the past 5-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its benchmark for the past 1-, 3- and 5-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica MSCI EAFE Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Portfolio’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Board also considered the Sub-Adviser’s sub-advisory fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,115.40	$3.36	$1,021.60	$3.21	0.64%
Service Class	1,000.00	1,113.60	4.66	1,020.40	4.46	0.89

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	60.7%
Corporate Debt Securities	13.6
U.S. Government Obligations	9.1
Commercial Paper	7.8
U.S. Government Agency Obligations	7.6
Mortgage-Backed Securities	2.5
Asset-Backed Securities	2.1
Repurchase Agreement	1.0
Short-Term U.S. Government Obligations	0.5
Foreign Government Obligations	0.4
Other Investment Company	0.1
Preferred Stocks	0.1
Municipal Government Obligation	0.0 *
Net Other Assets (Liabilities) ^	(5.5)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 60.7%
Aerospace & Defense - 0.8%
Howmet Aerospace, Inc.	19,380	$960,472
Raytheon Technologies Corp.	80,554	7,891,069
Textron, Inc.	49,892	3,374,196

		12,225,737

Air Freight & Logistics - 0.7%
FedEx Corp.	11,044	2,737,808
United Parcel Service, Inc., Class B	45,629	8,178,998

		10,916,806

Automobile Components - 0.1%
Aptiv PLC (A)	20,273	2,069,671

Automobiles - 1.1%
Tesla, Inc. (A)	62,638	16,396,749

Banks - 2.1%
Bank of America Corp.	354,351	10,166,330
Citigroup, Inc.	58,637	2,699,647
Fifth Third Bancorp	85,949	2,252,723
Truist Financial Corp.	141,700	4,300,595
US Bancorp	147,691	4,879,711
Wells Fargo & Co.	200,351	8,550,981

		32,849,987

Beverages - 1.5%
Coca-Cola Co.	171,939	10,354,166
Constellation Brands, Inc., Class A	12,486	3,073,179
Monster Beverage Corp. (A)	19,522	1,121,344
PepsiCo, Inc.	48,295	8,945,200

		23,493,889

Biotechnology - 1.0%
Biogen, Inc. (A)	10,225	2,912,591
BioMarin Pharmaceutical, Inc. (A)	7,770	673,504
Neurocrine Biosciences, Inc. (A)	5,413	510,446
Regeneron Pharmaceuticals, Inc. (A)	6,977	5,013,254
Sarepta Therapeutics, Inc. (A)	7,899	904,593
Vertex Pharmaceuticals, Inc. (A)	16,155	5,685,106

		15,699,494

Broadline Retail - 2.2%
Amazon.com, Inc. (A)	263,928	34,405,654

Building Products - 0.5%
Masco Corp.	39,216	2,250,214
Trane Technologies PLC	31,379	6,001,548

		8,251,762

Capital Markets - 1.6%
Charles Schwab Corp.	17,544	994,394
CME Group, Inc.	31,520	5,840,341
Intercontinental Exchange, Inc.	36,068	4,078,569
Morgan Stanley	52,275	4,464,285
Raymond James Financial, Inc.	31,477	3,266,368
S&P Global, Inc.	11,712	4,695,224
State Street Corp.	19,320	1,413,838

		24,753,019

Chemicals - 1.3%
Air Products & Chemicals, Inc.	9,964	2,984,517
Dow, Inc.	64,827	3,452,686
Eastman Chemical Co.	29,187	2,443,536
Linde PLC	17,188	6,550,003
LyondellBasell Industries NV, Class A	19,200	1,763,136

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
PPG Industries, Inc.	18,535	$ 2,748,740

		19,942,618

Commercial Services & Supplies - 0.1%
Cintas Corp.	4,004	1,990,308

Communications Equipment - 0.1%
Motorola Solutions, Inc.	7,197	2,110,736

Consumer Finance - 0.2%
American Express Co.	13,500	2,351,700

Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp.	17,811	9,589,086

Distributors - 0.1%
LKQ Corp.	15,550	906,098

Diversified Telecommunication Services - 0.0% (B)
AT&T, Inc.	44,327	707,016

Electric Utilities - 0.8%
NextEra Energy, Inc.	108,739	8,068,434
PG&E Corp. (A)	235,664	4,072,274

		12,140,708

Electrical Equipment - 0.4%
Eaton Corp. PLC	32,092	6,453,701

Electronic Equipment, Instruments & Components - 0.1%
Corning, Inc.	31,967	1,120,124
Keysight Technologies, Inc. (A)	6,240	1,044,888

		2,165,012

Energy Equipment & Services - 0.1%
Baker Hughes Co.	44,464	1,405,507

Entertainment - 0.4%
Netflix, Inc. (A)	14,849	6,540,836

Financial Services - 2.7%
Berkshire Hathaway, Inc., Class B (A)	39,393	13,433,013
FleetCor Technologies, Inc. (A)	13,584	3,410,671
Mastercard, Inc., Class A	37,425	14,719,252
Visa, Inc., Class A	44,719	10,619,868

		42,182,804

Food Products - 0.2%
Mondelez International, Inc., Class A	46,910	3,421,615

Ground Transportation - 0.6%
CSX Corp.	60,168	2,051,729
Norfolk Southern Corp.	11,261	2,553,544
Uber Technologies, Inc. (A)	34,423	1,486,041
Union Pacific Corp.	14,196	2,904,786

		8,996,100

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	48,848	5,325,409
Baxter International, Inc.	58,242	2,653,505
Boston Scientific Corp. (A)	84,799	4,586,778
Dexcom, Inc. (A)	9,776	1,256,314
Intuitive Surgical, Inc. (A)	13,687	4,680,133
Medtronic PLC	35,921	3,164,640
ResMed, Inc.	3,486	761,691
Stryker Corp.	6,240	1,903,762

		24,332,232

Health Care Providers & Services - 1.8%
Centene Corp. (A)	39,376	2,655,911

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
CVS Health Corp.	18,880	$ 1,305,175
Elevance Health, Inc.	9,495	4,218,534
Humana, Inc.	5,170	2,311,662
McKesson Corp.	4,613	1,971,181
UnitedHealth Group, Inc.	30,741	14,775,354

		27,237,817

Health Care REITs - 0.2%
Ventas, Inc.	68,804	3,252,365

Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc. (A)	2,115	5,711,198
Chipotle Mexican Grill, Inc. (A)	3,031	6,483,309
Domino’s Pizza, Inc.	3,236	1,090,499
Expedia Group, Inc. (A)	25,992	2,843,265
Marriott International, Inc., Class A	16,517	3,034,008
McDonald’s Corp.	11,066	3,302,205
Royal Caribbean Cruises Ltd. (A)	5,296	549,407
Yum! Brands, Inc.	30,778	4,264,292

		27,278,183

Household Durables - 0.2%
Lennar Corp., Class A	7,073	886,317
Toll Brothers, Inc.	15,297	1,209,534
Whirlpool Corp.	3,753	558,409

		2,654,260

Household Products - 0.8%
Church & Dwight Co., Inc.	17,059	1,709,824
Colgate-Palmolive Co.	55,480	4,274,179
Procter & Gamble Co.	43,661	6,625,120

		12,609,123

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	52,140	10,819,050

Industrial REITs - 0.4%
Prologis, Inc.	50,897	6,241,499

Insurance - 1.1%
Aflac, Inc.	21,136	1,475,293
Globe Life, Inc.	24,657	2,702,900
MetLife, Inc.	8,374	473,382
Progressive Corp.	56,394	7,464,874
Travelers Cos., Inc.	30,978	5,379,640

		17,496,089

Interactive Media & Services - 3.4%
Alphabet, Inc., Class A (A)	150,486	18,013,174
Alphabet, Inc., Class C (A)	127,180	15,384,965
Meta Platforms, Inc., Class A (A)	65,157	18,698,756

		52,096,895

IT Services - 0.7%
Accenture PLC, Class A	25,469	7,859,224
Cognizant Technology Solutions Corp., Class A	54,477	3,556,259

		11,415,483

Life Sciences Tools & Services - 0.9%
Danaher Corp.	18,482	4,435,680
Thermo Fisher Scientific, Inc.	17,644	9,205,757

		13,641,437

	Shares	Value
COMMON STOCKS (continued)
Machinery - 1.2%
Deere & Co.	17,002	$ 6,889,040
Dover Corp.	15,237	2,249,743
Otis Worldwide Corp.	40,939	3,643,981
Parker-Hannifin Corp.	13,495	5,263,590

		18,046,354

Media - 0.7%
Charter Communications, Inc., Class A (A)	12,473	4,582,206
Comcast Corp., Class A	166,723	6,927,341

		11,509,547

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	35,174	1,406,960
Nucor Corp.	9,247	1,516,323

		2,923,283

Multi-Utilities - 0.8%
Ameren Corp.	24,942	2,037,013
CenterPoint Energy, Inc.	75,009	2,186,513
CMS Energy Corp.	18,003	1,057,676
Dominion Energy, Inc.	31,318	1,621,959
Public Service Enterprise Group, Inc.	89,231	5,586,753

		12,489,914

Oil, Gas & Consumable Fuels - 2.4%
Chevron Corp.	28,340	4,459,299
ConocoPhillips	70,722	7,327,506
Diamondback Energy, Inc.	36,197	4,754,838
EOG Resources, Inc.	52,908	6,054,792
Exxon Mobil Corp.	121,769	13,059,725
Marathon Oil Corp.	73,894	1,701,040

		37,357,200

Passenger Airlines - 0.2%
Delta Air Lines, Inc. (A)	16,492	784,030
Southwest Airlines Co.	45,782	1,657,766

		2,441,796

Personal Care Products - 0.0% (B)
Kenvue, Inc. (A)	9,184	242,641

Pharmaceuticals - 2.9%
AbbVie, Inc.	79,437	10,702,547
Bristol-Myers Squibb Co.	124,451	7,958,641
Eli Lilly & Co.	18,867	8,848,246
Johnson & Johnson	65,806	10,892,209
Merck & Co., Inc.	50,892	5,872,428

		44,274,071

Professional Services - 0.2%
Booz Allen Hamilton Holding Corp.	7,444	830,751
Leidos Holdings, Inc.	21,769	1,926,121

		2,756,872

Residential REITs - 0.4%
Equity LifeStyle Properties, Inc.	25,354	1,695,929
Sun Communities, Inc.	16,153	2,107,320
UDR, Inc.	49,949	2,145,809

		5,949,058

Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc. (A)	71,000	8,087,610
Analog Devices, Inc.	43,096	8,395,532
Broadcom, Inc.	1,854	1,608,215

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	12,426	$ 7,988,178
NVIDIA Corp.	62,048	26,247,545
NXP Semiconductors NV	40,131	8,214,013
Qorvo, Inc. (A)	17,451	1,780,526
Teradyne, Inc.	21,243	2,364,983
Texas Instruments, Inc.	56,570	10,183,731

		74,870,333

Software - 6.2%
Adobe, Inc. (A)	22,357	10,932,349
Cadence Design Systems, Inc. (A)	7,745	1,816,357
DocuSign, Inc. (A)	6,845	349,711
Intuit, Inc.	12,458	5,708,131
Microsoft Corp.	199,188	67,831,481
Oracle Corp.	36,529	4,350,239
Salesforce, Inc. (A)	15,860	3,350,584
ServiceNow, Inc. (A)	2,480	1,393,686

		95,732,538

Specialized REITs - 0.4%
Equinix, Inc.	3,377	2,647,365
SBA Communications Corp.	14,089	3,265,267

		5,912,632

Specialty Retail - 1.7%
AutoNation, Inc. (A)	10,827	1,782,232
AutoZone, Inc. (A)	1,997	4,979,240
Best Buy Co., Inc.	36,697	3,007,319
Burlington Stores, Inc. (A)	7,552	1,188,609
Home Depot, Inc.	3,270	1,015,793
Lowe’s Cos., Inc.	43,611	9,843,003
O’Reilly Automotive, Inc. (A)	1,575	1,504,598
TJX Cos., Inc.	37,880	3,211,845
Ulta Beauty, Inc. (A)	972	457,418

		26,990,057

Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	376,575	73,044,253
Seagate Technology Holdings PLC	47,549	2,941,856

		75,986,109

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	40,140	4,430,252

Tobacco - 0.3%
Altria Group, Inc.	31,112	1,409,374
Philip Morris International, Inc.	27,855	2,719,205

		4,128,579

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	17,068	2,370,745

Total Common Stocks (Cost $674,248,907)		939,453,027

PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII, 3-Month LIBOR + 6.37%, 11.64% (C)	42,096	1,198,052

	Shares	Value
PREFERRED STOCKS (continued)
Electric Utilities - 0.0% (B)
SCE Trust III, Series H, Fixed until 03/15/2024, 5.75% (C)	1,280	$ 29,517

Total Preferred Stocks (Cost $1,228,867)		1,227,569

	Principal	Value
ASSET-BACKED SECURITIES - 2.1%
321 Henderson Receivables VI LLC Series 2010-1A, Class A, 5.56%, 07/15/2059 (D)	$275,543	270,399
Accelerated LLC Series 2021-1H, Class A, 1.35%, 10/20/2040 (D)	359,154	323,019
BXG Receivables Note Trust Series 2023-A, Class A, 5.77%, 11/15/2038 (D)	1,435,000	1,418,574
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month LIBOR + 1.00%, 6.26% (C), 10/18/2030 (D)	3,353,665	3,322,261
Series 2017-3A, Class A1,
3-Month LIBOR + 1.22%, 6.47% (C), 07/20/2030 (D)	2,322,034	2,309,186
Ford Credit Auto Owner Trust Series 2019-1, Class A, 3.52%, 07/15/2030 (D)	560,000	552,788
GM Financial Consumer Automobile Receivables Trust Series 2023-1, Class A2A, 5.19%, 03/16/2026	340,000	338,720
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (D)	1,170,311	889,065
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (D)	1,250,390	957,534
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (D)	1,640,312	1,311,536
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (D)	45,170	44,588
ICG US CLO Ltd. Series 2014-1A, Class A1A2, 3-Month LIBOR + 1.20%, 6.45% (C), 10/20/2034 (D)	2,600,000	2,531,376
JG Wentworth XXII LLC Series 2010-3A, Class A, 3.82%, 12/15/2048 (D)	437,355	429,454
JGWPT XXVIII LLC Series 2013-1A, Class A, 3.22%, 04/15/2067 (D)	1,063,197	912,741
Laurel Road Prime Student Loan Trust Series 2018-B, Class A2FX, 3.54%, 05/26/2043 (D)	47,049	46,242
MVW LLC Series 2021-1WA, Class A, 1.14%, 01/22/2041 (D)	307,276	276,055

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
MVW Owner Trust
Series 2019-1A, Class A,
2.89%, 11/20/2036 (D)	$ 142,862	$ 135,686
Series 2023-1A, Class A,
4.93%, 10/20/2040 (D)	1,201,520	1,176,550
New Residential Advance Receivables Trust Series 2020-T1, Class AT1, 1.43%, 08/15/2053 (D)	900,000	892,832
NRZ Advance Receivables Trust Series 2020-T2, Class AT2, 1.48%, 09/15/2053 (D)	4,803,000	4,739,068
Octagon Investment Partners 33 Ltd. Series 2017-1A, Class A1, 3-Month LIBOR + 1.19%, 6.44% (C), 01/20/2031 (D)	1,400,000	1,390,469
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (D)	206,455	198,863
Series 2018-A, Class A,
3.10%, 11/08/2030 (D)	45,753	45,187
Series 2018-A, Class B,
3.35%, 11/08/2030 (D)	37,434	36,762
Series 2019-A, Class A,
3.06%, 04/09/2038 (D)	139,094	133,164
Palmer Square CLO Ltd. Series 2015-2A, Class A1R2, 3-Month LIBOR + 1.10%, 6.35% (C), 07/20/2030 (D)	1,600,684	1,590,357
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class A,
3.20%, 01/20/2036 (D)	123,585	118,455
Series 2020-2A, Class A,
1.33%, 07/20/2037 (D)	478,155	442,782
Series 2021-1A, Class A,
0.99%, 11/20/2037 (D)	838,790	776,854
Series 2023-1A, Class A,
5.20%, 01/20/2040 (D)	878,787	864,315
Trafigura Securitisation Finance PLC Series 2021-1A, Class A2, 1.08%, 01/15/2025 (D)	2,000,000	1,853,696
Veridian Auto Receivables Trust Series 2023-1A, Class A2, 5.97%, 08/17/2026 (D)	1,074,000	1,070,829
Wellfleet CLO Ltd. Series 2016-2A, Class A1R, 3-Month LIBOR + 1.14%, 6.39% (C), 10/20/2028 (D)	483,205	481,126

Total Asset-Backed Securities (Cost $33,593,363)		31,880,533

CORPORATE DEBT SECURITIES - 13.6%
Aerospace & Defense - 0.2%
Boeing Co.
3.50%, 03/01/2039	2,022,000	1,535,855
5.15%, 05/01/2030	1,069,000	1,058,331

		2,594,186

Air Freight & Logistics - 0.1%
GXO Logistics, Inc. 2.65%, 07/15/2031	2,268,000	1,760,373

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobile Components - 0.1%
Aptiv PLC/Aptiv Corp. 3.25%, 03/01/2032	$ 769,000	$ 660,101
BorgWarner, Inc. 3.38%, 03/15/2025	717,000	686,405

		1,346,506

Automobiles - 0.4%
BMW US Capital LLC 2.80%, 04/11/2026 (D)	1,104,000	1,040,858
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,545,000	1,435,879
6.95%, 03/06/2026	650,000	653,456
General Motors Co. 6.25%, 10/02/2043	326,000	317,949
General Motors Financial Co., Inc. 5.00%, 04/09/2027	1,050,000	1,021,527
Stellantis Finance US, Inc. 6.38%, 09/12/2032 (D)	887,000	904,987
Volkswagen Group of America Finance LLC 1.63%, 11/24/2027 (D)	748,000	639,622

		6,014,278

Banks - 1.8%
Bank of America Corp.
Fixed until 04/24/2027, 3.71% (C), 04/24/2028	1,110,000	1,040,084
5.29%, 04/25/2034 (C)	3,101,000	3,070,496
Barclays PLC Fixed until 11/02/2025, 7.33% (C), 11/02/2026	1,407,000	1,438,164
Citigroup, Inc. 6.17%, 05/25/2034 (C)	1,732,000	1,744,663
Commerzbank AG 8.13%, 09/19/2023 (D)	2,586,000	2,576,422
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (D)	615,000	595,686
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (D)	2,293,000	2,407,302
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (C), 04/22/2027	1,769,000	1,587,024
Fixed until 02/01/2027, 3.78% (C), 02/01/2028	869,000	826,462
5.35%, 06/01/2034 (C)	1,191,000	1,199,918
Fixed until 09/14/2032, 5.72% (C), 09/14/2033	1,565,000	1,585,163
Northern Trust Corp. 6.13%, 11/02/2032	1,712,000	1,773,982
PNC Financial Services Group, Inc. Fixed until 01/24/2033, 5.07% (C), 01/24/2034	1,181,000	1,133,353
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (C), 01/26/2034	1,825,000	1,728,696
5.87%, 06/08/2034 (C)	615,000	615,041
US Bancorp Fixed until 06/10/2033, 5.84% (C), 06/12/2034	1,602,000	1,612,688

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
5.39%, 04/24/2034 (C)	$ 1,620,000	$ 1,608,971
Fixed until 06/15/2024 (E), 5.90% (C)	585,000	576,956

		27,121,071

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc. 4.44%, 10/06/2048	1,226,000	1,101,708
Constellation Brands, Inc.
3.15%, 08/01/2029	581,000	523,579
3.70%, 12/06/2026	276,000	262,454
Diageo Capital PLC 5.50%, 01/24/2033	660,000	697,441

		2,585,182

Biotechnology - 0.1%
Amgen, Inc.
2.00%, 01/15/2032	625,000	493,293
5.60%, 03/02/2043	663,000	664,030
CSL Finance PLC 4.63%, 04/27/2042 (D)	709,000	655,811
Gilead Sciences, Inc. 4.15%, 03/01/2047	285,000	246,198

		2,059,332

Building Products - 0.1%
Carlisle Cos., Inc.
2.20%, 03/01/2032	804,000	634,285
3.75%, 12/01/2027	1,047,000	993,479
Carrier Global Corp. 2.72%, 02/15/2030	622,000	534,533

		2,162,297

Capital Markets - 0.8%
Charles Schwab Corp. Fixed until 05/19/2033, 5.85% (C), 05/19/2034	1,945,000	1,972,739
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (C), 11/26/2025	681,000	649,242
Fixed until 11/10/2032, 7.08% (C), 02/10/2034	2,385,000	2,205,336
Goldman Sachs Group, Inc. Fixed until 02/24/2032, 3.10% (C), 02/24/2033	1,940,000	1,638,136
Morgan Stanley 5.25%, 04/21/2034 (C)	2,167,000	2,139,124
UBS Group AG
Fixed until 09/11/2024, 2.59% (C), 09/11/2025 (D)	1,088,000	1,036,947
Fixed until 08/12/2032, 6.54% (C), 08/12/2033 (D)	2,038,000	2,084,268

		11,725,792

Chemicals - 0.1%
FMC Corp. 5.65%, 05/18/2033	641,000	625,750
International Flavors & Fragrances, Inc. 2.30%, 11/01/2030 (D)	1,097,000	868,969

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Nutrien Ltd. 4.90%, 03/27/2028	$ 697,000	$ 683,399

		2,178,118

Commercial Services & Supplies - 0.3%
ADT Security Corp. 4.13%, 08/01/2029 (D)	1,193,000	1,030,454
Ashtead Capital, Inc.
4.25%, 11/01/2029 (D)	733,000	664,975
5.55%, 05/30/2033 (D)	893,000	870,592
Republic Services, Inc. 5.00%, 04/01/2034	932,000	929,518
Triton Container International Ltd./TAL International Container Corp. 3.25%, 03/15/2032	2,216,000	1,733,697

		5,229,236

Construction & Engineering - 0.0% (B)
Quanta Services, Inc. 2.90%, 10/01/2030	822,000	695,660

Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc. 1.80%, 02/10/2031 (D)	1,372,000	1,084,841
Sysco Corp. 3.30%, 07/15/2026	1,250,000	1,180,369

		2,265,210

Containers & Packaging - 0.1%
Sonoco Products Co. 2.25%, 02/01/2027	931,000	831,589

Distributors - 0.0% (B)
LKQ Corp. 6.25%, 06/15/2033 (D)	640,000	644,552

Diversified REITs - 1.0%
American Tower Trust #1 3.65%, 03/15/2048 (D)	775,000	719,519
Broadstone Net Lease LLC 2.60%, 09/15/2031	1,578,000	1,130,167
Corporate Office Properties LP 2.25%, 03/15/2026	519,000	459,522
Highwoods Realty LP 4.13%, 03/15/2028	654,000	571,742
Invitation Homes Operating Partnership LP 4.15%, 04/15/2032	713,000	638,223
Office Properties Income Trust 3.45%, 10/15/2031	584,000	306,898
Physicians Realty LP 2.63%, 11/01/2031	1,347,000	1,047,317
Prologis LP 5.25%, 06/15/2053	578,000	566,920
SBA Tower Trust
1.63%, 05/15/2051 (D)	2,146,000	1,850,373
1.88%, 07/15/2050 (D)	1,309,000	1,175,506
2.84%, 01/15/2050 (D)	3,421,000	3,247,994
Simon Property Group LP
2.20%, 02/01/2031	580,000	466,217
5.50%, 03/08/2033	965,000	957,710
Ventas Realty LP 3.25%, 10/15/2026	982,000	898,560

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs (continued)
VICI Properties LP 4.95%, 02/15/2030	$ 1,735,000	$ 1,627,569

		15,664,237

Diversified Telecommunication Services - 0.2%
Sprint Capital Corp. 6.88%, 11/15/2028	175,000	185,618
Verizon Communications, Inc.
1.68%, 10/30/2030	1,337,000	1,055,058
2.99%, 10/30/2056	2,295,000	1,452,933

		2,693,609

Electric Utilities - 0.6%
Appalachian Power Co. 3.40%, 06/01/2025	505,000	483,561
Black Hills Corp. 4.25%, 11/30/2023	1,018,000	1,010,886
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	104,000	102,604
DTE Electric Co. 4.30%, 07/01/2044	1,778,000	1,535,911
Duke Energy Corp. 3.75%, 04/15/2024 - 09/01/2046	2,627,000	2,167,186
Duke Energy Progress LLC 3.60%, 09/15/2047	1,265,000	967,358
Entergy Arkansas LLC 3.70%, 06/01/2024	245,000	240,780
Oncor Electric Delivery Co. LLC 5.30%, 06/01/2042	69,000	70,553
Pacific Gas & Electric Co. 2.50%, 02/01/2031	1,026,000	802,083
PacifiCorp 3.60%, 04/01/2024	888,000	871,091
Public Service Electric & Gas Co. 3.00%, 05/15/2025	515,000	491,927

		8,743,940

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc. 2.95%, 02/15/2032	1,241,000	1,024,002
Keysight Technologies, Inc. 4.60%, 04/06/2027	1,026,000	1,009,563
Sensata Technologies BV 4.00%, 04/15/2029 (D)	200,000	178,064
Sensata Technologies, Inc. 4.38%, 02/15/2030 (D)	697,000	622,588
Trimble, Inc. 6.10%, 03/15/2033	985,000	997,580

		3,831,797

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp. 3.90%, 05/17/2028 (D)	1,677,000	1,579,596
Schlumberger Investment SA 3.65%, 12/01/2023	121,000	120,025

		1,699,621

Entertainment - 0.1%
Take-Two Interactive Software, Inc. 3.55%, 04/14/2025	1,686,000	1,625,537

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services - 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	$ 1,562,000	$ 1,491,031
4.50%, 09/15/2023	214,000	213,197
Aviation Capital Group LLC
1.95%, 01/30/2026 (D)	726,000	646,445
5.50%, 12/15/2024 (D)	2,174,000	2,127,608
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (D)	1,713,000	1,592,794
5.50%, 01/15/2026 (D)	682,000	660,311
Element Fleet Management Corp. 6.27%, 06/26/2026 (D)	1,809,000	1,802,618
Equitable Holdings, Inc. 5.59%, 01/11/2033	1,813,000	1,768,945
Fiserv, Inc. 5.45%, 03/02/2028	1,000,000	1,004,762

		11,307,711

Food Products - 0.3%
Bunge Ltd. Finance Corp. 2.75%, 05/14/2031	1,353,000	1,133,504
Cargill, Inc. 5.13%, 10/11/2032 (D)	725,000	731,194
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 3.00%, 02/02/2029 (D)	623,000	528,013
Pilgrim’s Pride Corp. 3.50%, 03/01/2032	1,508,000	1,192,225
Viterra Finance BV 4.90%, 04/21/2027 (D)	1,213,000	1,167,086

		4,752,022

Ground Transportation - 0.1%
Norfolk Southern Corp. 4.55%, 06/01/2053	1,723,000	1,551,103

Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp.
2.75%, 09/23/2026 (D)	619,000	568,316
5.75%, 12/06/2052 (D)	593,000	622,947
GE HealthCare Technologies, Inc. 5.86%, 03/15/2030	589,000	604,355

		1,795,618

Health Care Providers & Services - 0.6%
Centene Corp.
3.00%, 10/15/2030	1,425,000	1,187,448
3.38%, 02/15/2030	592,000	507,966
Cigna Group 2.40%, 03/15/2030	893,000	758,272
CVS Health Corp.
2.70%, 08/21/2040	1,152,000	803,045
5.25%, 01/30/2031	445,000	443,091
Elevance Health, Inc.
2.25%, 05/15/2030	886,000	741,761
5.13%, 02/15/2053	724,000	700,215
HCA, Inc.
4.13%, 06/15/2029	564,000	521,608
5.25%, 04/15/2025	376,000	371,088
5.50%, 06/15/2047	737,000	690,740

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Humana, Inc. 5.50%, 03/15/2053	$ 705,000	$ 701,621
Laboratory Corp. of America Holdings 2.95%, 12/01/2029	736,000	644,599
Molina Healthcare, Inc. 4.38%, 06/15/2028 (D)	525,000	484,167
UnitedHealth Group, Inc. 5.20%, 04/15/2063	1,043,000	1,039,239

		9,594,860

Hotels, Restaurants & Leisure - 0.2%
Expedia Group, Inc.
2.95%, 03/15/2031	90,000	75,708
3.80%, 02/15/2028	901,000	842,344
Hyatt Hotels Corp. 1.80%, 10/01/2024	593,000	564,351
Warnermedia Holdings, Inc. 5.05%, 03/15/2042	1,638,000	1,377,864

		2,860,267

Industrial Conglomerates - 0.1%
General Electric Co.
4.13%, 10/09/2042	690,000	566,618
4.50%, 03/11/2044	1,148,000	1,013,637

		1,580,255

Insurance - 0.5%
Aon Corp./Aon Global Holdings PLC 5.00%, 09/12/2032	1,552,000	1,530,471
Global Atlantic Finance Co. 7.95%, 06/15/2033 (D)	1,769,000	1,776,839
Muenchener Rueckversicherungs-Gesellschaft AG Fixed until 11/23/2031, 5.88% (C), 05/23/2042 (D)	800,000	800,192
Ohio National Financial Services, Inc. 6.80%, 01/24/2030 (D)	2,287,000	2,125,596
Prudential Financial, Inc. Fixed until 07/01/2030, 3.70% (C), 10/01/2050	1,377,000	1,161,403

		7,394,501

Interactive Media & Services - 0.3%
Baidu, Inc. 4.38%, 05/14/2024	1,533,000	1,511,354
Meta Platforms, Inc. 4.80%, 05/15/2030	1,052,000	1,052,291
Tencent Holdings Ltd. 3.28%, 04/11/2024 (D)	1,322,000	1,296,677

		3,860,322

Machinery - 0.2%
CNH Industrial Capital LLC 4.55%, 04/10/2028	974,000	938,931
Huntington Ingalls Industries, Inc. 2.04%, 08/16/2028	1,640,000	1,376,546

		2,315,477

Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.80%, 03/01/2050	649,000	489,103

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Clear Channel Outdoor Holdings, Inc. 5.13%, 08/15/2027 (D)	$ 525,000	$ 473,029
Comcast Corp. 2.94%, 11/01/2056	594,000	386,197
NBCUniversal Media LLC 4.45%, 01/15/2043	726,000	647,424
Paramount Global 4.20%, 05/19/2032 (F)	635,000	531,852

		2,527,605

Metals & Mining - 0.2%
Anglo American Capital PLC 4.50%, 03/15/2028 (D)	1,401,000	1,334,982
ArcelorMittal SA 6.55%, 11/29/2027	1,457,000	1,493,725
Glencore Funding LLC 2.63%, 09/23/2031 (D)	1,199,000	964,818

		3,793,525

Multi-Utilities - 0.0% (B)
CMS Energy Corp.
3.88%, 03/01/2024	80,000	78,857
4.88%, 03/01/2044	185,000	167,468

		246,325

Oil, Gas & Consumable Fuels - 1.2%
Boardwalk Pipelines LP 3.40%, 02/15/2031	647,000	555,402
Chevron USA, Inc. 3.25%, 10/15/2029	796,000	736,373
Energy Transfer LP
4.90%, 02/01/2024	605,000	600,835
5.15%, 02/01/2043	734,000	622,555
5.55%, 02/15/2028	619,000	617,275
5.95%, 10/01/2043	680,000	633,495
7.60%, 02/01/2024	534,000	537,094
Enterprise Products Operating LLC 4.25%, 02/15/2048	2,275,000	1,924,645
Kinder Morgan Energy Partners LP 4.15%, 02/01/2024	1,190,000	1,178,309
Occidental Petroleum Corp. 5.55%, 03/15/2026	1,967,000	1,941,921
ONEOK, Inc. 6.10%, 11/15/2032	1,442,000	1,466,407
Ovintiv, Inc. 6.25%, 07/15/2033	926,000	913,067
Petroleos Mexicanos
6.50%, 01/23/2029 (F)	656,000	543,751
6.84%, 01/23/2030	1,509,000	1,200,100
6.88%, 08/04/2026	400,000	373,619
7.69%, 01/23/2050	166,000	112,540
Pioneer Natural Resources Co. 2.15%, 01/15/2031	1,336,000	1,092,192
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029	1,050,000	920,510
Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	615,000	582,435
Saudi Arabian Oil Co. 1.25%, 11/24/2023 (D)	214,000	209,776

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV
2.50%, 09/12/2026	$ 652,000	$ 607,374
3.75%, 09/12/2046	244,000	198,489
Western Midstream Operating LP 6.15%, 04/01/2033	964,000	966,593
Williams Cos., Inc. 5.40%, 03/04/2044	117,000	107,604

		18,642,361

Passenger Airlines - 0.1%
American Airlines Pass-Through Trust 3.20%, 12/15/2029	583,410	522,156
United Airlines Pass-Through Trust 3.75%, 03/03/2028	902,818	847,295

		1,369,451

Personal Care Products - 0.1%
Haleon US Capital LLC 3.38%, 03/24/2027	627,000	586,572
Kenvue, Inc. 5.00%, 03/22/2030 (D)	1,570,000	1,584,500

		2,171,072

Pharmaceuticals - 0.4%
AbbVie, Inc.
3.20%, 05/14/2026	666,000	630,951
4.05%, 11/21/2039	908,000	788,867
Bayer US Finance II LLC 4.38%, 12/15/2028 (D)	890,000	843,666
Merck & Co., Inc. 5.00%, 05/17/2053	1,230,000	1,245,581
Pfizer Investment Enterprises Pte Ltd. 5.11%, 05/19/2043	1,029,000	1,030,086
Royalty Pharma PLC 2.20%, 09/02/2030	937,000	752,936
Viatris, Inc. 2.30%, 06/22/2027	510,000	445,449

		5,737,536

Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	1,068,000	1,017,034
5.10%, 12/15/2027	1,150,000	1,136,701

		2,153,735

Retail REITs - 0.1%
Realty Income Corp. 4.90%, 07/15/2033	1,022,000	976,399

Semiconductors & Semiconductor Equipment - 0.7%
Advanced Micro Devices, Inc. 3.92%, 06/01/2032	1,569,000	1,486,618
Broadcom, Inc.
1.95%, 02/15/2028 (D)	462,000	399,405
3.50%, 02/15/2041 (D)	839,000	626,716
Foundry JV Holdco LLC 5.88%, 01/25/2034 (D)	957,000	950,868
Intel Corp. 5.63%, 02/10/2043	718,000	728,139
KLA Corp. 3.30%, 03/01/2050	1,214,000	909,120

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc. 0.98%, 09/01/2024	$ 1,044,000	$ 985,995
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	563,000	374,507
3.40%, 05/01/2030	432,000	382,096
QUALCOMM, Inc. 3.25%, 05/20/2050 (F)	819,000	612,734
Skyworks Solutions, Inc. 1.80%, 06/01/2026	582,000	519,792
TSMC Global Ltd. 1.38%, 09/28/2030 (D)	2,651,000	2,078,707

		10,054,697

Software - 0.3%
Crowdstrike Holdings, Inc. 3.00%, 02/15/2029	221,000	190,590
Infor, Inc. 1.75%, 07/15/2025 (D)	1,376,000	1,256,141
Oracle Corp.
3.65%, 03/25/2041	826,000	635,207
6.90%, 11/09/2052	1,307,000	1,461,417
Rackspace Technology Global, Inc. 3.50%, 02/15/2028 (D)	1,203,000	541,384
Workday, Inc. 3.50%, 04/01/2027	1,228,000	1,163,694

		5,248,433

Specialized REITs - 0.1%
Weyerhaeuser Co. 4.00%, 04/15/2030	1,286,000	1,182,293

Specialty Retail - 0.1%
Lowe’s Cos., Inc. 3.75%, 04/01/2032	1,160,000	1,049,335

Tobacco - 0.1%
BAT Capital Corp. 2.26%, 03/25/2028	1,331,000	1,139,372
Philip Morris International, Inc. 5.63%, 11/17/2029	1,114,000	1,134,686

		2,274,058

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV 4.38%, 07/16/2042	250,000	218,984
Sprint LLC 7.88%, 09/15/2023	625,000	626,499
T-Mobile USA, Inc.
3.50%, 04/15/2031	1,198,000	1,056,853
3.88%, 04/15/2030	1,110,000	1,022,515

		2,924,851

Total Corporate Debt Securities (Cost $230,667,600)		210,835,935

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Brazil - 0.0% (B)
Brazil Government International Bonds 4.25%, 01/07/2025 (F)	480,000	471,059

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Chile - 0.0% (B)
Chile Government International Bonds 3.50%, 01/25/2050	$ 675,000	$ 505,863

Colombia - 0.1%
Colombia Government International Bonds
4.00%, 02/26/2024	305,000	299,908
4.50%, 01/28/2026	1,125,000	1,070,075

		1,369,983

Indonesia - 0.1%
Indonesia Government International Bonds 4.75%, 01/08/2026 (D)	1,429,000	1,425,719

Mexico - 0.1%
Mexico Government International Bonds 3.75%, 01/11/2028	1,883,000	1,790,489

Panama - 0.1%
Panama Government International Bonds 3.88%, 03/17/2028	550,000	520,639

Total Foreign Government Obligations (Cost $6,496,753)		6,083,752

MORTGAGE-BACKED SECURITIES - 2.5%
BB-UBS Trust Series 2012-TFT, Class A, 2.89%, 06/05/2030 (D)	585,922	546,349
BB-UBS Trust, Interest Only STRIPS Series 2012-SHOW, Class XA, 0.73% (C), 11/05/2036 (D)	3,935,000	27,593
CIM Trust Series 2021-R6, Class A1, 1.43% (C), 07/25/2061 (D)	2,427,287	2,064,477
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/11/2047	86,951	86,469
Series 2014-GC19, Class A4,
4.02%, 03/11/2047	285,000	281,852
Series 2015-GC27, Class B,
3.77%, 02/10/2048	600,000	554,834
Citigroup Mortgage Loan Trust, Inc. Series 2018-RP1, Class A1, 3.00% (C), 09/25/2064 (D)	290,952	275,255
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (C), 08/10/2050	1,648,000	1,643,487
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	2,400,000	2,365,974
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (D)	4,500,000	4,175,848
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (C), 01/25/2060 (D)	2,267,556	1,814,282
Series 2021-RPL6, Class A1,
2.00% (C), 10/25/2060 (D)	1,717,594	1,482,577
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-RMP1, Class A2, 1-Month LIBOR + 0.30%, 5.45% (C), 12/25/2036	57,900	53,325

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class B, 3.45%, 12/10/2036 (D)	$ 2,200,000	$ 2,084,829
Houston Galleria Mall Trust Series 2015-HGLR, Class A1A2, 3.09%, 03/05/2037 (D)	800,000	744,983
MetLife Securitization Trust Series 2019-1A, Class A1A, 3.75% (C), 04/25/2058 (D)	76,724	73,150
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11, Class B, 4.48% (C), 08/15/2046	945,000	761,659
Nationstar Mortgage Loan Trust Series 2013-A, Class A, 3.75% (C), 12/25/2052 (D)	103,277	93,010
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (C), 01/25/2054 (D)	98,815	91,735
Series 2014-2A, Class A3,
3.75% (C), 05/25/2054 (D)	366,897	328,972
Series 2014-3A, Class AFX3,
3.75% (C), 11/25/2054 (D)	100,428	90,554
Series 2015-2A, Class A1,
3.75% (C), 08/25/2055 (D)	197,460	181,875
Series 2016-2A, Class A1,
3.75% (C), 11/26/2035 (D)	204,541	190,548
Series 2016-3A, Class A1B,
3.25% (C), 09/25/2056 (D)	338,374	303,490
Series 2016-4A, Class A1,
3.75% (C), 11/25/2056 (D)	463,017	420,748
Series 2017-1A, Class A1,
4.00% (C), 02/25/2057 (D)	527,447	491,419
Series 2017-2A, Class A3,
4.00% (C), 03/25/2057 (D)	507,916	472,725
Series 2017-3A, Class A1,
4.00% (C), 04/25/2057 (D)	782,385	735,509
Series 2017-4A, Class A1,
4.00% (C), 05/25/2057 (D)	550,218	502,548
Series 2018-1A, Class A1A,
4.00% (C), 12/25/2057 (D)	598,875	561,712
Series 2018-RPL1, Class A1,
3.50% (C), 12/25/2057 (D)	332,023	309,813
Series 2019-4A, Class A1B,
3.50% (C), 12/25/2058 (D)	1,297,804	1,186,590
Series 2019-5A, Class A1B,
3.50% (C), 08/25/2059 (D)	1,406,853	1,294,993
OBX Trust Series 2023-NQM4, Class A1, 6.11% (C), 03/25/2063 (D)	1,173,141	1,164,487
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 02/10/2032 (D)	1,515,000	1,400,303
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (C), 10/25/2056 (D)	167,242	164,760
Series 2017-2, Class A1,
2.75% (C), 04/25/2057 (D)	54,312	53,685

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2017-3, Class A1,
2.75% (C), 07/25/2057 (D)	$ 99,136	$ 96,274
Series 2017-4, Class A1,
2.75% (C), 06/25/2057 (D)	655,126	614,959
Series 2017-6, Class A1,
2.75% (C), 10/25/2057 (D)	529,779	500,596
Series 2018-1, Class A1,
3.00% (C), 01/25/2058 (D)	376,253	360,138
Series 2018-4, Class A1,
3.00% (C), 06/25/2058 (D)	993,456	902,694
Series 2019-1, Class A1,
3.75% (C), 03/25/2058 (D)	1,677,701	1,569,307
Series 2020-4, Class A1,
1.75%, 10/25/2060 (D)	1,690,950	1,468,509
Series 2021-1, Class A1,
2.25% (C), 11/25/2061 (D)	2,299,661	2,031,616
Series 2023-1, Class A1,
3.75%, 01/25/2063 (D)	1,950,340	1,777,911
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 06/10/2030 (D)	29,028	27,008

Total Mortgage-Backed Securities (Cost $42,824,986)		38,425,431

MUNICIPAL GOVERNMENT OBLIGATION - 0.0% (B)
Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds, Series A, 6.64%, 04/01/2057	46,000	52,502

Total Municipal Government Obligation (Cost $50,462)		52,502

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.6%
Federal Home Loan Mortgage Corp.
5.00%, 02/01/2024 - 08/01/2035	199,503	201,242
5.50%, 07/01/2037 - 06/01/2041	57,310	58,580
6.00%, 12/01/2037	20,008	20,800
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	4,208,000	3,417,583
2.89%, 06/25/2027	414,488	406,775
3.01%, 07/25/2025	2,842,000	2,721,661
3.06% (C), 08/25/2024	3,516,507	3,423,147
3.46% (C), 08/25/2023	735,245	732,279
3.49%, 01/25/2024	2,100,495	2,078,426
Federal National Mortgage Association
3.33% (C), 10/25/2023	59,620	59,208
3.50%, 07/01/2028 - 01/01/2029	136,868	131,730
12-Month LIBOR + 1.52%, 3.83% (C), 02/01/2043	21,147	20,539
4.00%, 06/01/2042	50,433	48,486
4.50%, 02/01/2025 - 08/01/2052	2,854,818	2,746,753
5.00%, 04/01/2039 - 04/01/2053	8,976,146	8,818,748
5.50%, 04/01/2037 - 03/01/2053	3,332,430	3,332,459
6.00%, 08/01/2036 - 06/01/2041	724,185	751,909
6.50%, 05/01/2040	55,586	57,910

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS Series 2012-120, Class IO, 0.64% (C), 02/16/2053	$ 290,266	$ 4,576
Tennessee Valley Authority 5.88%, 04/01/2036	1,170,000	1,328,558
Uniform Mortgage-Backed Security
2.00%, TBA (G)	13,861,000	12,015,605
2.50%, TBA (G)	9,431,000	8,328,431
3.00%, TBA (G)	26,786,000	23,751,638
3.50%, TBA (G)	21,597,000	19,838,011
4.00%, TBA (G)	300,000	281,496
4.50%, TBA (G)	10,059,000	9,674,322
5.50%, TBA (G)	12,851,000	12,794,275

Total U.S. Government Agency Obligations (Cost $119,446,089)		117,045,147

U.S. GOVERNMENT OBLIGATIONS - 9.1%
U.S. Treasury - 8.3%
U.S. Treasury Bonds
1.25%, 05/15/2050	2,795,000	1,568,039
1.88%, 02/15/2051 - 11/15/2051	6,913,000	4,554,502
2.00%, 02/15/2050	1,923,000	1,315,678
2.25%, 08/15/2046 - 02/15/2052	5,051,000	3,666,527
2.38%, 02/15/2042 - 05/15/2051	6,693,000	5,145,829
2.50%, 02/15/2045 - 05/15/2046	9,156,000	7,051,838
2.75%, 08/15/2042 - 11/15/2047	4,630,000	3,742,314
2.88%, 08/15/2045 - 05/15/2049	5,599,900	4,613,113
3.00%, 05/15/2042 - 08/15/2052	7,736,900	6,561,578
3.13%, 02/15/2042 - 05/15/2048	3,763,000	3,300,989
3.63%, 02/15/2044 - 05/15/2053	6,901,700	6,592,728
3.88%, 02/15/2043	1,020,000	992,747
4.00%, 11/15/2052	2,317,000	2,376,011
U.S. Treasury Notes
0.25%, 05/31/2025 - 08/31/2025	1,295,000	1,179,744
0.63%, 05/15/2030 - 08/15/2030	7,022,000	5,598,550
0.88%, 06/30/2026	330,100	297,348
1.13%, 02/15/2031	6,550,000	5,383,281
1.38%, 11/15/2031	2,258,000	1,861,086
1.50%, 01/31/2027 - 02/15/2030	3,956,000	3,455,746
1.63%, 05/15/2026 - 05/15/2031	12,130,300	10,560,904
1.88%, 02/15/2032	1,539,300	1,317,785
2.25%, 11/15/2025 - 11/15/2027	1,943,000	1,805,758
2.50%, 05/31/2024	569,000	554,153
2.63%, 02/15/2029	791,000	732,633
2.75%, 02/15/2028 - 08/15/2032	5,528,500	5,183,376
2.88%, 05/15/2028 - 05/15/2032	16,958,200	15,900,706
3.13%, 11/15/2028	2,178,600	2,074,521
3.38%, 05/15/2033	6,769,000	6,524,681
3.50%, 01/31/2028 - 02/15/2033	6,413,900	6,235,809
3.63%, 05/31/2028	3,548,000	3,469,279
3.88%, 11/30/2027	1,450,800	1,429,775
4.13%, 09/30/2027 - 11/15/2032	2,734,100	2,774,310

		127,821,338

U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	2,990,717	2,083,280
1.75%, 01/15/2028	1,746,059	1,725,017
2.50%, 01/15/2029	5,823,414	5,994,420

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Protected Indexed Notes 0.13%, 07/15/2030	$ 3,925,194	$ 3,516,614

		13,319,331

Total U.S. Government Obligations (Cost $158,926,050)		141,140,669

COMMERCIAL PAPER - 7.8%
Banks - 4.0%
Australia & New Zealand Banking Group Ltd. 5.16% (H), 07/10/2023	7,500,000	7,489,439
BofA Securities, Inc. 5.21% (H), 07/13/2023	5,700,000	5,689,527
DBS Bank Ltd. 5.08% (H), 07/27/2023	6,750,000	6,724,146
Lloyds Bank PLC 5.09% (H), 07/18/2023	6,000,000	5,984,691
Macquarie Bank Ltd.
5.21% (H), 08/14/2023	4,000,000	3,973,900
5.37% (H), 09/01/2023	1,750,000	1,733,652
National Bank of Canada 5.10% (H), 08/01/2023	5,919,000	5,891,915
Skandinaviska Enskilda Banken AB 5.71% (H), 12/13/2023	4,750,000	4,629,776
Svenska Handelsbanken AB 5.06% (H), 07/24/2023	6,500,000	6,478,065
Toronto-Dominion Bank 5.38% (H), 09/06/2023	6,750,000	6,683,802
Westpac Securities NZ Ltd. 5.38% (H), 09/05/2023	5,950,000	5,892,827

		61,171,740

Financial Services - 3.4%
Anglesea Funding LLC 5.14% (H), 08/03/2023	6,000,000	5,970,346
CAFCO LLC 5.33% (H), 08/28/2023	5,800,000	5,749,554
Chariot Funding LLC 5.15% (H), 07/13/2023	4,725,000	4,716,283
Fairway Finance Co. LLC 5.46% (H), 11/10/2023	6,000,000	5,876,399
Glencove Funding LLC 5.29% (H), 08/17/2023	6,300,000	6,255,648
Liberty Street Funding LLC 5.44% (H), 10/24/2023	3,000,000	2,946,456
LMA-Americas LLC
5.12% (H), 08/08/2023	4,650,000	4,623,200
5.19% (H), 08/11/2023	1,350,000	1,341,605

	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Ridgefield Funding Co. LLC 5.19% (H), 08/10/2023	$ 4,200,000	$ 4,174,854
Thunder Bay Funding LLC 5.47% (H), 11/15/2023	5,000,000	4,893,932
Victory Receivables Corp. 5.50% (H), 11/07/2023	6,000,000	5,879,685

		52,427,962

Health Care Providers & Services - 0.4%
Columbia Funding Co. LLC 5.36% (H), 09/05/2023	6,600,000	6,533,609

Total Commercial Paper (Cost $120,190,741)		120,133,311

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.5%
U.S. Treasury Bills
4.80% (H), 08/03/2023	639,000	636,197
5.18% (H), 09/07/2023	2,701,000	2,675,476
5.21% (H), 09/14/2023	3,798,000	3,758,259

Total Short-Term U.S. Government Obligations (Cost $7,069,462)		7,069,932

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (H)	2,077,608	2,077,608

Total Other Investment Company (Cost $2,077,608)		2,077,608

	Principal	Value
REPURCHASE AGREEMENT - 1.0%
Fixed Income Clearing Corp., 2.30% (H), dated 06/30/2023, to be repurchased at $15,837,277 on 07/03/2023. Collateralized by U.S. Government Obligation, 4.63%, due 03/15/2026, and with a total value of $16,150,969.	$ 15,834,242	15,834,242

Total Repurchase Agreement (Cost $15,834,242)		15,834,242

Total Investments (Cost $1,412,655,130)		1,631,259,658
Net Other Assets (Liabilities) - (5.5)%		(84,957,668)

Net Assets - 100.0%		$ 1,546,301,990

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	42	09/15/2023	$9,218,822	$9,425,325	$206,503	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$939,453,027	$—	$—	$939,453,027
Preferred Stocks	1,227,569	—	—	1,227,569
Asset-Backed Securities	—	31,880,533	—	31,880,533
Corporate Debt Securities	—	210,835,935	—	210,835,935
Foreign Government Obligations	—	6,083,752	—	6,083,752
Mortgage-Backed Securities	—	38,425,431	—	38,425,431
Municipal Government Obligation	—	52,502	—	52,502
U.S. Government Agency Obligations	—	117,045,147	—	117,045,147
U.S. Government Obligations	—	141,140,669	—	141,140,669
Commercial Paper	—	120,133,311	—	120,133,311
Short-Term U.S. Government Obligations	—	7,069,932	—	7,069,932
Other Investment Company	2,077,608	—	—	2,077,608
Repurchase Agreement	—	15,834,242	—	15,834,242

Total Investments	$942,758,204	$688,501,454	$—	$1,631,259,658

Other Financial Instruments
Futures Contracts (J)	$206,503	$—	$—	$206,503

Total Other Financial Instruments	$206,503	$—	$—	$206,503

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Floating or variable rate securities. The rates disclosed are as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the total value of 144A securities is $120,320,084, representing 7.8% of the Portfolio’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $2,035,199, collateralized by cash collateral of $2,077,608. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at June 30, 2023.
(I)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(J)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Investments, at value (cost $1,396,820,888) (including securities loaned of $2,035,199)	$1,615,425,416
Repurchase agreement, at value (cost $15,834,242)	15,834,242
Cash collateral pledged at broker for:
TBA commitments	1,351,000
Futures contracts	670,000
Receivables and other assets:
Investments sold	36,031,047
When-issued, delayed-delivery, forward and TBA commitments sold	12,060,332
Net income from securities lending	1,928
Shares of beneficial interest sold	21,393
Dividends	732,619
Interest	4,011,881
Variation margin receivable on futures contracts	110,267
Prepaid expenses	7,539

Total assets	1,686,257,664

Liabilities:
Cash collateral received upon return of:
Securities on loan	2,077,608
Payables and other liabilities:
When-issued, delayed-delivery, forward and TBA commitments purchased	135,249,228
Shares of beneficial interest redeemed	777,264
Due to custodian	629,906
Investment management fees	737,079
Distribution and service fees	250,657
Transfer agent costs	1,916
Trustee and CCO fees	5,038
Audit and tax fees	23,120
Custody fees	113,358
Legal fees	25,717
Printing and shareholder reports fees	36,788
Other accrued expenses	27,995

Total liabilities	139,955,674

Net assets	$1,546,301,990

Net assets consist of:
Capital stock ($0.01 par value)	$1,045,048
Additional paid-in capital	1,217,638,300
Total distributable earnings (accumulated losses)	327,618,642

Net assets	$1,546,301,990

Net assets by class:
Initial Class	$314,947,998
Service Class	1,231,353,992

Shares outstanding:
Initial Class	20,757,657
Service Class	83,747,192

Net asset value and offering price per share:
Initial Class	$15.17
Service Class	14.70

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income	$7,025,050
Interest income	11,643,580
Net income from securities lending	14,138
Withholding taxes on foreign income	(14,448)

Total investment income	18,668,320

Expenses:
Investment management fees	4,395,836
Distribution and service fees:
Service Class	1,498,612
Transfer agent costs	9,108
Trustee and CCO fees	32,139
Audit and tax fees	27,340
Custody fees	181,890
Legal fees	48,656
Printing and shareholder reports fees	35,906
Other	67,236

Total expenses	6,296,723

Net investment income (loss)	12,371,597

Net realized gain (loss) on:
Investments	28,961,439
Futures contracts	928,820

Net realized gain (loss)	29,890,259

Net change in unrealized appreciation (depreciation) on:
Investments	121,076,588
Futures contracts	269,698

Net change in unrealized appreciation (depreciation)	121,346,286

Net realized and change in unrealized gain (loss)	151,236,545

Net increase (decrease) in net assets resulting from operations	$163,608,142

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$12,371,597	$20,383,101
Net realized gain (loss)	29,890,259	50,965,848
Net change in unrealized appreciation (depreciation)	121,346,286	(388,418,641)

Net increase (decrease) in net assets resulting from operations	163,608,142	(317,069,692)

Dividends and/or distributions to shareholders:
Initial Class	—	(41,569,128)
Service Class	—	(172,206,997)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(213,776,125)

Capital share transactions:
Proceeds from shares sold:
Initial Class	2,811,410	6,461,492
Service Class	3,614,974	13,568,870

	6,426,384	20,030,362

Dividends and/or distributions reinvested:
Initial Class	—	41,569,128
Service Class	—	172,206,997

	—	213,776,125

Cost of shares redeemed:
Initial Class	(13,345,122)	(35,144,162)
Service Class	(89,320,029)	(189,558,806)

	(102,665,151)	(224,702,968)

Net increase (decrease) in net assets resulting from capital share transactions	(96,238,767)	9,103,519

Net increase (decrease) in net assets	67,369,375	(521,742,298)

Net assets:
Beginning of period/year	1,478,932,615	2,000,674,913

End of period/year	$1,546,301,990	$1,478,932,615

Capital share transactions - shares:
Shares issued:
Initial Class	195,568	414,042
Service Class	257,060	911,475

	452,628	1,325,517

Shares reinvested:
Initial Class	—	2,886,745
Service Class	—	12,309,292

	—	15,196,037

Shares redeemed:
Initial Class	(931,520)	(2,231,863)
Service Class	(6,409,143)	(12,347,260)

	(7,340,663)	(14,579,123)

Net increase (decrease) in shares outstanding:
Initial Class	(735,952)	1,068,924
Service Class	(6,152,083)	873,507

	(6,888,035)	1,942,431

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$13.60		$18.68	$17.04	$15.54	$13.85	$15.17

Investment operations:
Net investment income (loss) (A)	0.13		0.22	0.17	0.20	0.24	0.25
Net realized and unrealized gain (loss)	1.44		(3.14)	2.68	2.20	2.69	(0.75)

Total investment operations	1.57		(2.92)	2.85	2.40	2.93	(0.50)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.20)	(0.21)	(0.25)	(0.26)	(0.22)
Net realized gains	—		(1.96)	(1.00)	(0.65)	(0.98)	(0.60)

Total dividends and/or distributions to shareholders	—		(2.16)	(1.21)	(0.90)	(1.24)	(0.82)

Net asset value, end of period/year	$15.17		$13.60	$18.68	$17.04	$15.54	$13.85

Total return	11.54	%(B)	(16.28)%	17.04%	15.90%	21.77%	(3.66)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$314,948		$292,382	$381,588	$376,902	$345,274	$305,002
Expenses to average net assets	0.64	%(C)	0.62%	0.61%	0.63%	0.66%	0.66%
Net investment income (loss) to average net assets	1.85	%(C)	1.43%	0.97%	1.29%	1.61%	1.64%
Portfolio turnover rate	19	%(B)	33%	35%	51%	45%	46%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$13.20		$18.19	$16.62	$15.18	$13.55	$14.86

Investment operations:
Net investment income (loss) (A)	0.11		0.18	0.13	0.16	0.20	0.20
Net realized and unrealized gain (loss)	1.39		(3.06)	2.61	2.15	2.63	(0.73)

Total investment operations	1.50		(2.88)	2.74	2.31	2.83	(0.53)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.15)	(0.17)	(0.22)	(0.22)	(0.18)
Net realized gains	—		(1.96)	(1.00)	(0.65)	(0.98)	(0.60)

Total dividends and/or distributions to shareholders	—		(2.11)	(1.17)	(0.87)	(1.20)	(0.78)

Net asset value, end of period/year	$14.70		$13.20	$18.19	$16.62	$15.18	$13.55

Total return	11.36	%(B)	(16.49)%	16.79%	15.60%	21.50%	(3.90)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$1,231,354		$1,186,551	$1,619,087	$1,540,413	$1,451,102	$1,283,242
Expenses to average net assets	0.89	%(C)	0.87%	0.86%	0.88%	0.91%	0.91%
Net investment income (loss) to average net assets	1.60	%(C)	1.18%	0.72%	1.04%	1.36%	1.39%
Portfolio turnover rate	19	%(B)	33%	35%	51%	45%	46%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Multi-Managed Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2023, commissions recaptured are $5,216.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads,

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2023, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2023, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2023, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$1,589,733	$—	$—	$—	$1,589,733
Foreign Government Obligations	487,875	—	—	—	487,875
Total Securities Lending Transactions	$2,077,608	$—	$—	$—	$2,077,608
Total Borrowings	$2,077,608	$—	$—	$—	$2,077,608

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Open futures contracts at June 30, 2023, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2023.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$206,503	$—	$—	$206,503
Total	$—	$—	$206,503	$—	$—	$206,503

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2023.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$928,820	$—	$—	$928,820
Total	$—	$—	$928,820	$—	$—	$928,820

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$269,698	$—	$—	$269,698
Total	$—	$—	$269,698	$—	$—	$269,698

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2023.

Futures contracts:
Average notional value of contracts — long	$9,545,900

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the Investment Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class is incorrect. The Portfolio’s balance between equity and debt securities limits its potential for capital appreciation relative to an all-stock fund and contributes to greater volatility relative to an all-bond fund.

Equity securities risk: Equity securities generally have greater risk of loss than debt securities. Stock markets are volatile and the value of equity securities may go up or down, sometimes rapidly and unpredictably. The value of equity securities fluctuates based on real or perceived changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market, economic and political conditions. If the market prices of the equity securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline. The Portfolio may lose its entire investment in the equity securities of an issuer. A change in financial condition or other event affecting a single issuer may adversely impact securities markets as a whole.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). The UK Financial Conduct Authority and LIBOR’s administrator announced that the use of LIBOR will be phased out; most LIBOR rates are no longer published as of the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that a subset of LIBOR rates may be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. RISK FACTORS (continued)

erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TAM has entered into a sub-advisory agreement with Aegon USA Investment Management, LLC (“AUIM”), an affiliate of TAM. AUIM provides day-to-day portfolio management services to the Portfolio, subject to the supervision of TAM. TAM is responsible for compensating the sub-adviser for its services.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $500 million	0.61%
Over $500 million up to $1 billion	0.59
Over $1 billion up to $1.5 billion	0.56
Over $1.5 billion up to $2 billion	0.55
Over $2 billion up to $5 billion	0.52
Over $5 billion	0.50

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.75%	May 1, 2024
Service Class	1.00	May 1, 2024

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 181,573,762	$ 72,692,289	$ 259,695,623	$ 63,567,517

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 1,412,655,130	$ 284,627,832	$ (65,816,801)	$ 218,811,031

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2022, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

In December 2022, FASB issued Accounting Standards Update No. 2022-06 (“ASU 2022-06”), “Reference Rate Reform (Topic 848)”. ASU 2022-06 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2022-06 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024 for all entities. Management does not expect ASU 2022-06 to have a material impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Multi-Managed Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and each of Aegon USA Investment Management, LLC (“AUIM”) and J.P. Morgan Investment Management, Inc. (“J.P. Morgan”) (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and each Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and each Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and each Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-, 5- and 10-year periods and below the median for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was above its primary benchmark for the past 1-year period and below its primary benchmark for the past 3-, 5- and 10-year periods. The Board noted that J.P. Morgan had commenced sub-advising the equity sleeve of the Portfolio on March 21, 2011 pursuant to its current equity investment strategies. The Board noted that AUIM had commenced sub-advising the fixed-income sleeve of the Portfolio on May 1, 2014 pursuant to its current fixed-income investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fees and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was above the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Management Agreement and each Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Multi-Managed Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to J.P. Morgan, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and J.P. Morgan, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, for J.P. Morgan, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio. With respect to AUIM, the Board noted that information about AUIM’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and AUIM in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or a Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered each Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that each Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Advisers from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by J.P. Morgan is generally appropriate and in the best interests of the Portfolio. The Board also noted that J.P. Morgan participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements J.P. Morgan may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and each Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,064.00	$4.45	$1,020.50	$4.36	0.87%
Service Class	1,000.00	1,061.90	5.73	1,019.20	5.61	1.12

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Repurchase Agreements	85.1%
Corporate Debt Securities	19.7
U.S. Government Obligations	15.1
U.S. Government Agency Obligations	11.3
Asset-Backed Securities	4.1
Mortgage-Backed Securities	3.8
Foreign Government Obligations	1.8
Over-the-Counter Options Purchased	0.8
Municipal Government Obligations	0.2
Other Investment Company	0.2
Loan Assignment	0.2
Net Other Assets (Liabilities) ^	(42.3)
Total	100.0%

Portfolio Characteristics	Years
Average Maturity §	6.27
Duration †	3.79

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 4.1%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-R3, Class M1, 1-Month LIBOR + 0.78%, 5.93% (A), 05/25/2034	$57,791	$57,172
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2, Class A, 1-Month LIBOR + 1.10%, 6.29% (A), 05/15/2036 (B)	500,000	490,952
Series 2022-FL1, Class A, 1-Month SOFR Average + 1.45%, 6.52% (A), 01/15/2037 (B)	600,000	589,137
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A, 5.44%, 02/22/2028 (B)	900,000	885,405
Series 2023-5A, Class A, 5.78%, 04/20/2028 (B)	400,000	396,177
Birch Grove CLO Ltd. Series 19A, Class AR, 3-Month LIBOR + 1.13%, 6.68% (A), 06/15/2031 (B)	1,200,000	1,184,219
BMW Canada Auto Trust Series 2023-1A, Class A1, 5.43%, 01/20/2026 (B)	CAD 400,000	301,360
Citizens Auto Receivables Trust Series 2023-1, Class A4, 5.78%, 10/15/2030 (B)	$900,000	896,207
DLLMT LLC Series 2023-1A, Class A2, 5.78%, 11/20/2025 (B)	200,000	198,740
Exeter Automobile Receivables Trust Series 2023-3A, Class A2, 6.11%, 09/15/2025	1,000,000	999,679
Ford Credit Auto Owner Trust Series 2023-A, 1-Month SOFR Average + 0.72%, 5.79% (A), 03/15/2026	800,000	802,097
Fremont Home Loan Trust Series 2005-1, Class M5, 1-Month LIBOR + 1.07%, 6.22% (A), 06/25/2035	271,290	255,794
Gallatin CLO IX Ltd. Series 2018-1A, Class A, 3-Month LIBOR + 1.05%, 6.31% (A), 01/21/2028 (B)	130,548	130,276
GM Financial Automobile Leasing Trust Series 2023-2, Class A2B, 5.89% (A), 10/20/2025	500,000	501,230
Kubota Credit Owner Trust Series 2023-1A, Class A2, 5.40%, 02/17/2026 (B)	800,000	792,760
LCM XXV Ltd. Series 25A, Class AR, 3-Month Term SOFR + 1.10%, 6.15% (A), 07/20/2030 (B)	687,845	683,068

	Principal	Value
ASSET-BACKED SECURITIES (continued)
LFT CRE Ltd. Series 2021-FL1, Class A, 1-Month LIBOR + 1.17%, 6.36% (A), 06/15/2039 (B)	$ 600,000	$ 581,100
LoanCore Issuer Ltd. Series 2022-CRE7, Class A, 1-Month SOFR Average + 1.55%, 6.62% (A), 01/17/2037 (B)	700,000	686,702
Man GLG Euro CLO VI DAC Series 6A, Class AR, 3-Month EURIBOR + 0.81%, 3.99% (A), 10/15/2032 (B)	EUR 499,440	531,899
Marble Point CLO X Ltd. Series 2017-1A, Class AR, 3-Month LIBOR + 1.04%, 6.30% (A), 10/15/2030 (B)	$341,117	336,309
MASTR Asset-Backed Securities Trust Series 2004-WMC3, Class M1, 1-Month LIBOR + 0.83%, 5.98% (A), 10/25/2034	233,610	221,731
Northstar Education Finance, Inc. Series 2012-1, Class A, 1-Month LIBOR + 0.70%, 5.85% (A), 12/26/2031 (B)	5,830	5,797
Octane Receivables Trust Series 2023-2A, Class A1, 5.68%, 05/20/2024 (B)	544,811	544,696
PHEAA Student Loan Trust Series 2016-2A, Class A, 1-Month LIBOR + 0.95%, 6.09% (A), 11/25/2065 (B)	211,144	208,254
RAMP Trust Series 2005-RS6, Class M4, 1-Month LIBOR + 0.98%, 6.13% (A), 06/25/2035	20,870	20,825
Romark CLO Ltd. Series 2017-1A, Class A1R, 3-Month LIBOR + 1.03%, 6.30% (A), 10/23/2030 (B)	595,657	589,130
Santander Drive Auto Receivables Trust Series 2023-2, Class A2, 5.87%, 03/16/2026	500,000	499,459
SMB Private Education Loan Trust Series 2016-B, Class A2B, 1-Month LIBOR + 1.45%, 6.64% (A), 02/17/2032 (B)	286,987	286,825
Sound Point CLO XV Ltd. Series 2017-1A, Class ARR, 3-Month LIBOR + 0.90%, 6.17% (A), 01/23/2029 (B)	134,062	132,881
STWD Ltd. Series 2022-FL3, Class A, 1-Month SOFR Average + 1.35%, 6.42% (A), 11/15/2038 (B)	800,000	782,227
TRTX Issuer Ltd. Series 2022-FL5, Class A, 1-Month SOFR Average + 1.65%, 6.72% (A), 02/15/2039 (B)	700,000	681,054

Total Asset-Backed Securities (Cost $15,474,565)		15,273,162

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 19.7%
Aerospace & Defense - 0.2%
Boeing Co. 3.60%, 05/01/2034	$ 200,000	$ 170,173
Northrop Grumman Corp. 4.70%, 03/15/2033	200,000	196,181
Spirit AeroSystems, Inc. 3.85%, 06/15/2026	300,000	278,635

		644,989

Automobiles - 0.2%
Ford Motor Credit Co. LLC 6.80%, 05/12/2028	300,000	300,491
Nissan Motor Acceptance Co. LLC 2.00%, 03/09/2026 (B)	300,000	262,441
Nissan Motor Co. Ltd. 4.35%, 09/17/2027 (B)	400,000	363,810

		926,742

Banks - 4.1%
Banco Santander SA 3.49%, 05/28/2030	200,000	174,238
Bank Leumi Le-Israel BM 5.13%, 07/27/2027 (C)	400,000	396,710
Bank of Ireland Group PLC 4.50%, 11/25/2023 (B)	700,000	693,057
Bank of Nova Scotia 5.25%, 06/12/2028	100,000	99,253
Barclays PLC
Fixed until 08/09/2025, 5.30% (A), 08/09/2026	1,000,000	975,323
Citigroup, Inc. 4.40%, 06/10/2025	1,200,000	1,165,409
HSBC Holdings PLC
Fixed until 07/24/2026, 1.75% (A), 07/24/2027	GBP 600,000	648,972
Fixed until 08/11/2032, 5.40% (A), 08/11/2033	$500,000	488,671
Fixed until 11/03/2027, 7.39% (A), 11/03/2028	300,000	316,516
Intesa Sanpaolo SpA 6.63%, 06/20/2033 (B)	400,000	398,391
Israel Discount Bank Ltd. 5.38%, 01/26/2028 (C)	300,000	295,267
JPMorgan Chase & Co. 5.35% (A), 06/01/2034	700,000	705,242
Lloyds Banking Group PLC
4.38%, 03/22/2028	400,000	379,128
4.55%, 08/16/2028	1,400,000	1,324,074
Mitsubishi UFJ Financial Group, Inc. 2.05%, 07/17/2030	700,000	567,327
Mizuho Financial Group, Inc.
Fixed until 05/22/2026, 1.23% (A), 05/22/2027	500,000	438,832
Fixed until 09/13/2027, 5.41% (A), 09/13/2028	500,000	495,886
NatWest Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	600,000	570,541
Fixed until 09/30/2027, 5.52% (A), 09/30/2028	500,000	489,988

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
NatWest Group PLC (continued)
Fixed until 11/10/2025, 7.47% (A), 11/10/2026	$ 200,000	$ 204,516
Nordea Bank Abp 5.38%, 09/22/2027 (B)	200,000	197,287
PNC Financial Services Group, Inc. Fixed until 01/24/2033, 5.07% (A), 01/24/2034	100,000	95,965
Santander Holdings USA, Inc. 3.45%, 06/02/2025	500,000	471,438
Santander UK Group Holdings PLC Fixed until 03/15/2031, 2.90% (A), 03/15/2032	500,000	404,192
Societe Generale SA 4.68%, 06/15/2027 (B)	800,000	770,528
Standard Chartered PLC
6.19% (A), 07/06/2027 (B)	200,000	200,032
Fixed until 11/16/2027, 7.77% (A), 11/16/2028 (B)	500,000	530,344
Stichting AK Rabobank Certificaten 6.50% (D), 12/29/2049 (C) (E) (F)	EUR 735,350	744,239
Synchrony Bank 5.40%, 08/22/2025	$500,000	478,013
Truist Financial Corp. 6.05% (A), 06/08/2027	200,000	200,024
US Bancorp Fixed until 06/10/2033, 5.84% (A), 06/12/2034	100,000	100,667
Wells Fargo & Co. Fixed until 06/17/2026, 3.20% (A), 06/17/2027	500,000	469,533

		15,489,603

Beverages - 0.1%
Bacardi Ltd.
4.70%, 05/15/2028 (B)	300,000	289,963
5.15%, 05/15/2038 (B)	100,000	93,759

		383,722

Biotechnology - 0.2%
Amgen, Inc.
4.20%, 02/22/2052	500,000	413,127
4.40%, 05/01/2045	500,000	432,980

		846,107

Broadline Retail - 0.1%
Prosus NV 3.26%, 01/19/2027 (B)	400,000	361,425

Capital Markets - 1.7%
Banco BTG Pactual SA 4.50%, 01/10/2025 (B)	600,000	579,925
Brighthouse Holdings LLC 6.50% (D), 07/27/2037 (B) (E)	300,000	252,000
Brookfield Finance, Inc. 3.90%, 01/25/2028	700,000	648,098
Deutsche Bank AG
Fixed until 11/19/2029, 1.75% (A), 11/19/2030 (C)	EUR 300,000	258,281

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc.
Fixed until 06/15/2026, 4.39% (A), 06/15/2027	$200,000	$ 194,435
JAB Holdings BV 2.20%, 11/23/2030 (B)	250,000	196,552
Lazard Group LLC 4.38%, 03/11/2029	100,000	92,770
Moody’s Corp. 5.25%, 07/15/2044	100,000	98,046
Nomura Holdings, Inc. 2.33%, 01/22/2027	600,000	530,253
UBS Group AG
3.75%, 03/26/2025	2,900,000	2,774,845
4.13%, 09/24/2025 (B)	400,000	382,038
Fixed until 08/05/2026, 4.70% (A), 08/05/2027 (B)	400,000	382,264

		6,389,507

Chemicals - 0.1%
Sasol Financing USA LLC 5.88%, 03/27/2024	300,000	295,984

Commercial Services & Supplies - 0.1%
Ashtead Capital, Inc. 4.00%, 05/01/2028 (B)	500,000	463,070

Consumer Finance - 0.2%
American Honda Finance Corp. 5.00%, 05/23/2025	500,000	497,829
Capital One Financial Corp.
Fixed until 06/08/2033, 6.38% (A), 06/08/2034	200,000	198,498

		696,327

Containers & Packaging - 0.2%
Berry Global, Inc.
1.57%, 01/15/2026	100,000	90,148
4.88%, 07/15/2026 (B)	700,000	672,875

		763,023

Distributors - 0.2%
Ferguson Finance PLC 3.25%, 06/02/2030 (B)	800,000	694,025

Diversified REITs - 0.7%
Essex Portfolio LP 4.00%, 03/01/2029	700,000	645,709
Extra Space Storage LP 5.70%, 04/01/2028	100,000	99,872
GLP Capital LP/GLP Financing II, Inc. 5.38%, 04/15/2026	100,000	97,890
Goodman US Finance Five LLC 4.63%, 05/04/2032 (B)	600,000	550,618
NNN REIT, Inc. 4.80%, 10/15/2048	700,000	575,231
VICI Properties LP 4.75%, 02/15/2028	500,000	473,417

		2,442,737

Diversified Telecommunication Services - 0.1%
Bell Telephone Co. of Canada or Bell Canada 4.30%, 07/29/2049	300,000	253,453

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc. 3.88%, 11/15/2029 (B) (F)	$ 200,000	$ 159,192
Verizon Communications, Inc. 5.05%, 05/09/2033	100,000	98,843

		511,488

Electric Utilities - 3.1%
Alabama Power Co. 4.15%, 08/15/2044	400,000	332,349
Arizona Public Service Co. 2.65%, 09/15/2050	200,000	121,677
Black Hills Corp. 1.04%, 08/23/2024	300,000	283,373
Consolidated Edison Co. of New York, Inc. 6.15%, 11/15/2052	300,000	329,427
Constellation Energy Generation LLC 5.80%, 03/01/2033	600,000	613,920
DTE Electric Co. 5.20%, 04/01/2033	100,000	101,564
Duke Energy Carolinas LLC 4.25%, 12/15/2041	400,000	345,706
Duke Energy Progress LLC
4.00%, 04/01/2052	200,000	161,966
5.25%, 03/15/2033	100,000	101,529
Edison International 6.95%, 11/15/2029	200,000	210,297
Electricite de France SA 6.25%, 05/23/2033 (B)	300,000	304,859
ENEL Finance International NV 4.63%, 06/15/2027 (B)	600,000	580,425
Entergy Mississippi LLC 2.85%, 06/01/2028	1,300,000	1,164,455
Eversource Energy 5.45%, 03/01/2028	200,000	200,886
FirstEnergy Corp. 1.60%, 01/15/2026	600,000	542,813
Florida Power & Light Co. 4.40%, 05/15/2028 (F)	100,000	97,948
Georgia Power Co.
3.25%, 03/15/2051	100,000	70,350
4.70%, 05/15/2032	600,000	579,694
Liberty Utilities Finance GP 1 2.05%, 09/15/2030 (B)	700,000	543,668
Louisville Gas & Electric Co. 5.45%, 04/15/2033	100,000	101,785
National Rural Utilities Cooperative Finance Corp. 5.80%, 01/15/2033	250,000	261,254
NextEra Energy Capital Holdings, Inc. 5.05%, 02/28/2033	400,000	393,624
Northern States Power Co. 2.60%, 06/01/2051	100,000	64,029
Pacific Gas & Electric Co.
3.30%, 12/01/2027	100,000	87,529
3.50%, 06/15/2025	240,000	228,534
3.75%, 08/15/2042 (F)	800,000	552,021
4.25%, 03/15/2046	600,000	425,094
6.10%, 01/15/2029	100,000	98,370

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
PacifiCorp 5.50%, 05/15/2054	$ 300,000	$ 281,104
Southern California Edison Co.
3.90%, 03/15/2043	200,000	158,765
4.00%, 04/01/2047	900,000	713,539
4.05%, 03/15/2042	100,000	80,753
4.65%, 10/01/2043	100,000	87,323
Southwestern Electric Power Co. 6.20%, 03/15/2040	1,000,000	1,020,528
Xcel Energy, Inc. 4.60%, 06/01/2032	300,000	283,172

		11,524,330

Financial Services - 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026	300,000	286,369
Aircastle Ltd.
4.13%, 05/01/2024	200,000	194,605
4.25%, 06/15/2026	200,000	188,291
Aviation Capital Group LLC 5.50%, 12/15/2024 (B)	400,000	391,464
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (B)	239,000	201,480
2.88%, 02/15/2025 (B)	100,000	92,983
Global Payments, Inc. 4.95%, 08/15/2027	800,000	778,495
LeasePlan Corp. NV 2.88%, 10/24/2024 (B)	600,000	571,543
Park Aerospace Holdings Ltd. 5.50%, 02/15/2024 (B)	84,000	83,041
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (B)	400,000	378,000

		3,166,271

Gas Utilities - 0.4%
Brooklyn Union Gas Co. 4.63%, 08/05/2027 (B)	700,000	670,852
Southern California Gas Co. 4.13%, 06/01/2048	900,000	727,779

		1,398,631

Ground Transportation - 0.3%
DAE Funding LLC 2.63%, 03/20/2025 (B)	600,000	563,220
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/01/2025 (B)	535,000	527,057

		1,090,277

Health Care Providers & Services - 1.3%
AHS Hospital Corp. 5.02%, 07/01/2045	600,000	579,639
Banner Health 1.90%, 01/01/2031	400,000	322,931
Centene Corp. 3.00%, 10/15/2030	423,000	352,485
CHRISTUS Health 4.34%, 07/01/2028	600,000	568,207
CVS Health Corp. 5.13%, 02/21/2030	600,000	595,584

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
CVS Pass-Through Trust 4.16%, 08/11/2036 (B)	$ 70,331	$ 60,658
Elevance Health, Inc. 5.50%, 10/15/2032	100,000	102,761
Hackensack Meridian Health, Inc. 4.50%, 07/01/2057	300,000	267,405
HCA, Inc.
4.13%, 06/15/2029	200,000	184,967
5.20%, 06/01/2028	300,000	297,313
Humana, Inc. 5.75%, 03/01/2028	500,000	508,606
Nationwide Children’s Hospital, Inc. 4.56%, 11/01/2052	400,000	369,385
Northwell Healthcare, Inc. 3.98%, 11/01/2046	700,000	546,074

		4,756,015

Health Care REITs - 0.1%
Omega Healthcare Investors, Inc. 3.25%, 04/15/2033	300,000	222,793

Hotels, Restaurants & Leisure - 0.2%
Marriott International, Inc. 2.85%, 04/15/2031	300,000	252,143
Sands China Ltd. 4.30%, 01/08/2026	400,000	376,115

		628,258

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp. 5.45%, 06/01/2028	200,000	196,257

Insurance - 0.4%
Equitable Financial Life Global Funding 5.50%, 12/02/2025 (B)	400,000	394,737
Fairfax Financial Holdings Ltd. 3.38%, 03/03/2031	200,000	168,847
GA Global Funding Trust 2.90%, 01/06/2032 (B) (F)	400,000	303,836
Liberty Mutual Group, Inc. 5.50%, 06/15/2052 (B)	500,000	470,454
Reinsurance Group of America, Inc. 6.00%, 09/15/2033	100,000	100,576
Willis North America, Inc. 5.35%, 05/15/2033	100,000	97,465

		1,535,915

Interactive Media & Services - 0.1%
Meta Platforms, Inc. 5.60%, 05/15/2053	400,000	410,613

IT Services - 0.0% (G)
Booz Allen Hamilton, Inc. 3.88%, 09/01/2028 (B)	100,000	90,864

Life Sciences Tools & Services - 0.0% (G)
Illumina, Inc. 2.55%, 03/23/2031	200,000	165,001

Machinery - 0.1%
Weir Group PLC 2.20%, 05/13/2026 (B)	500,000	447,360

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.7%
Charter Communications Operating LLC/ Charter Communications Operating Capital
3.85%, 04/01/2061	$ 100,000	$ 60,393
4.20%, 03/15/2028	800,000	749,365
4.80%, 03/01/2050	300,000	226,088
Comcast Corp. 2.94%, 11/01/2056	2,152,000	1,399,153
COX Communications, Inc. 5.70%, 06/15/2033 (B)	100,000	100,811
DISH Network Corp. 11.75%, 11/15/2027 (B)	200,000	194,909

		2,730,719

Metals & Mining - 0.0% (G)
Glencore Funding LLC 5.70%, 05/08/2033 (B)	100,000	99,174

Office REITs - 0.2%
Alexandria Real Estate Equities, Inc. 4.50%, 07/30/2029	700,000	661,124

Oil, Gas & Consumable Fuels - 1.2%
Aker BP ASA 4.00%, 01/15/2031 (B)	200,000	177,665
Boardwalk Pipelines LP 3.40%, 02/15/2031	600,000	515,056
Cheniere Energy Partners LP 5.95%, 06/30/2033 (B)	400,000	401,676
Enbridge, Inc. 5.70%, 03/08/2033	300,000	303,877
Energy Transfer LP
4.75%, 01/15/2026	100,000	97,729
5.80%, 06/15/2038	700,000	670,227
7.50%, 07/01/2038	150,000	164,359
Enterprise Products Operating LLC 3.20%, 02/15/2052	560,000	392,829
Flex Intermediate Holdco LLC 4.32%, 12/30/2039 (B)	100,000	72,120
Kinder Morgan, Inc. 5.20%, 06/01/2033	200,000	193,460
Midwest Connector Capital Co. LLC 3.90%, 04/01/2024 (B)	500,000	489,504
MPLX LP 5.00%, 03/01/2033	100,000	95,773
Rockies Express Pipeline LLC 4.80%, 05/15/2030 (B)	700,000	612,415
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	200,000	172,793
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	200,000	211,060
Woodside Finance Ltd. 3.65%, 03/05/2025 (B)	40,000	38,499

		4,609,042

Passenger Airlines - 0.6%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	418,375	370,526
3.25%, 04/15/2030	139,353	117,853
3.50%, 08/15/2033	83,729	68,139

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Passenger Airlines (continued)
British Airways Pass-Through Trust
3.35%, 12/15/2030 (B)	$ 201,521	$ 175,824
3.80%, 03/20/2033 (B)	272,165	247,525
Spirit Airlines Pass-Through Trust 3.65%, 08/15/2031	145,078	119,873
United Airlines Pass-Through Trust
2.88%, 04/07/2030	638,333	561,971
3.10%, 04/07/2030	638,333	540,100

		2,201,811

Pharmaceuticals - 0.4%
Bayer US Finance II LLC 4.63%, 06/25/2038 (B)	1,600,000	1,392,176
Pfizer Investment Enterprises Pte Ltd. 4.65%, 05/19/2030	300,000	296,379

		1,688,555

Professional Services - 0.1%
Equifax, Inc. 5.10%, 06/01/2028	200,000	196,941

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc. 3.19%, 11/15/2036 (B)	400,000	302,091
Micron Technology, Inc. 6.75%, 11/01/2029	200,000	207,785
Skyworks Solutions, Inc. 1.80%, 06/01/2026	400,000	357,246

		867,122

Software - 0.5%
Oracle Corp.
2.95%, 05/15/2025	1,250,000	1,192,059
4.90%, 02/06/2033	600,000	582,181

		1,774,240

Specialized REITs - 0.4%
American Tower Corp.
4.00%, 06/01/2025	1,250,000	1,207,144
4.05%, 03/15/2032 (F)	300,000	273,106
Weyerhaeuser Co. 4.75%, 05/15/2026	200,000	196,379

		1,676,629

Tobacco - 0.1%
BAT Capital Corp. 7.75%, 10/19/2032	200,000	220,027
Philip Morris International, Inc. 5.38%, 02/15/2033	300,000	299,220

		519,247

Wireless Telecommunication Services - 0.2%
T-Mobile USA, Inc. 5.05%, 07/15/2033	500,000	490,566
Vodafone Group PLC 5.63%, 02/10/2053	100,000	97,915

		588,481

Total Corporate Debt Securities (Cost $81,886,330)		74,154,419

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS - 1.8%
Canada - 0.4%
Province of Quebec 2.50%, 04/20/2026	$ 1,700,000	$ 1,600,292

Dominican Republic - 0.1%
Dominican Republic International Bonds 4.88%, 09/23/2032 (B)	600,000	509,934

Indonesia - 0.1%
Perusahaan Penerbit SBSN Indonesia III 4.40%, 06/06/2027 (B)	600,000	590,098

Italy - 0.1%
Cassa Depositi e Prestiti SpA 5.75%, 05/05/2026 (B)	200,000	197,349

Japan - 0.6%
Japan Finance Organization for Municipalities 2.13%, 10/25/2023 (B)	2,400,000	2,374,134

Mexico - 0.1%
Mexico Government International Bonds 6.34%, 05/04/2053	200,000	203,732

Republic of South Africa - 0.1%
Republic of South Africa Government International Bonds 4.85%, 09/30/2029	300,000	263,460

Romania - 0.2%
Romania Government International Bonds
2.13%, 03/07/2028 (B)	EUR 400,000	378,140
2.63%, 12/02/2040 (B)	200,000	132,338
3.75%, 02/07/2034 (B)	200,000	175,967

		686,445

Serbia - 0.1%
Serbia International Bonds 6.25%, 05/26/2028 (B)	$400,000	398,000

Total Foreign Government Obligations (Cost $7,304,323)		6,823,444

LOAN ASSIGNMENT - 0.2%
Capital Markets - 0.2%
Zephyrus Capital Aviation Partners LLC Term Loan, 4.61% (H), 10/15/2038 (I)	647,898	562,903

Total Loan Assignment (Cost $640,451)		562,903

MORTGAGE-BACKED SECURITIES - 3.8%
Angel Oak Mortgage Trust Series 2020-4, Class A1, 1.47% (A), 06/25/2065 (B)	120,278	110,225
BAMLL Commercial Mortgage Securities Trust Series 2019-RLJ, Class A, 1-Month LIBOR + 1.05%, 6.25% (A), 04/15/2036 (B)	700,000	692,020
BIG Commercial Mortgage Trust Series 2022-BIG, Class A, 1-Month Term SOFR + 1.34%, 6.49% (A), 02/15/2039 (B)	800,000	778,074

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
ChaseFlex Trust Series 2007-2, Class A1, 1-Month LIBOR + 0.56%, 5.71% (A), 05/25/2037	$ 245,959	$ 232,281
CHL Mortgage Pass-Through Trust Series 2005-9, Class 1A1, 1-Month LIBOR + 0.60%, 5.75% (A), 05/25/2035	27,961	22,475
COMM Mortgage Trust Series 2018-HOME, Class A, 3.94% (A), 04/10/2033 (B)	700,000	627,985
CSWF Corp. Series 2021-SOP2, Class A, 1-Month LIBOR + 0.97%, 6.16% (A), 06/15/2034 (B)	674,371	604,811
DBUBS Mortgage Trust Series 2017-BRBK, Class A, 3.45%, 10/10/2034 (B)	1,600,000	1,444,076
DROP Mortgage Trust Series 2021-FILE, Class A, 1-Month LIBOR + 1.15%, 6.34% (A), 10/15/2043 (B)	300,000	272,885
Extended Stay America Trust Series 2021-ESH, Class A, 1-Month LIBOR + 1.08%, 6.27% (A), 07/15/2038 (B)	674,617	661,281
HarborView Mortgage Loan Trust Series 2005-4, Class 3A1, 4.20% (A), 07/19/2035	57,134	41,601
HERA Commercial Mortgage Ltd. Series 2021-FL1, Class A, 1-Month Term SOFR + 1.16%, 6.21% (A), 02/18/2038 (B)	691,043	667,033
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 07/10/2035 (B)	900,000	840,010
La Hipotecaria El Salvadorian Mortgage Trust Series 2016-1A, Class A, 3.36%, 01/15/2046 (B) (I)	739,254	683,491
Merrill Lynch Mortgage Investors Trust Series 2003-B, Class A1, 1-Month LIBOR + 0.68%, 5.83% (A), 04/25/2028	136,466	127,583
Mill City Mortgage Loan Trust Series 2019-GS2, Class A1, 2.75% (A), 08/25/2059 (B)	238,923	221,597
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4, 3.37%, 10/15/2048	1,600,000	1,521,384
MortgageIT Trust Series 2005-2, Class 1A1, 1-Month LIBOR + 0.52%, 5.67% (A), 05/25/2035	17,050	16,377
Natixis Commercial Mortgage Securities Trust Series 2019-10K, Class A, 3.62%, 05/15/2039 (B)	1,000,000	874,909

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	$ 420,106	$ 387,144
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	241,009	220,824
NYO Commercial Mortgage Trust Series 2021-1290, Class A, 1-Month Term SOFR + 1.21%, 6.36% (A), 11/15/2038 (B)	700,000	635,112
Structured Adjustable Rate Mortgage Loan Trust Series 2005-4, Class 6A1, 1-Month LIBOR + 0.24%, 5.39% (A), 03/25/2035	183,428	139,678
Towd Point Mortgage Funding - Granite4 PLC Series 2019-GR4A, Class A1, SONIA + 1.14%, 5.64% (A), 10/20/2051 (B)	GBP 695,587	883,563
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR9, Class 2A, 12-MTA + 1.05%, 5.02% (A), 08/25/2046	$464,847	380,833
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (B)	1,500,000	1,261,185

Total Mortgage-Backed Securities (Cost $15,774,789)		14,348,437

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.1%
State of California, General Obligation Unlimited, 7.35%, 11/01/2039	300,000	364,932

New York - 0.1%
New York State Urban Development Corp., Revenue Bonds, 1.83%, 03/15/2029	500,000	424,304

Texas - 0.0% (G)
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, 5.10%, 04/01/2035	100,000	100,365

Total Municipal Government Obligations (Cost $989,392)		889,601

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.3%
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048	358,618	352,088
5.50%, 09/01/2052 - 06/01/2053	2,178,514	2,169,303
6.00%, 01/01/2053	3,038,763	3,066,220
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 3.34% (A), 04/25/2028	1,700,000	1,576,977
Federal Home Loan Mortgage Corp. REMICS
1-Month LIBOR + 0.35%, 4.35% (A), 01/15/2038	454,416	441,207

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS (continued)
1-Month LIBOR + 0.40%, 5.59% (A), 02/15/2041 - 09/15/2045	$ 434,945	$ 424,428
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS 0.00% (A), 01/15/2038	454,416	18,843
Federal Home Loan Mortgage Corp., Interest Only STRIPS (1.00) * 1-Month LIBOR + 5.89%, 0.70% (A), 09/15/2043	565,180	49,766
Federal National Mortgage Association
3.50%, 06/01/2045	63,897	59,465
4.00%, 09/01/2050	1,524,894	1,442,868
4.50%, 04/01/2028 - 10/01/2041	149,079	147,150
6.00%, 01/01/2053	968,331	977,081
Federal National Mortgage Association REMICS 1-Month LIBOR + 0.55%, 5.70% (A), 02/25/2041	54,890	54,699
Federal National Mortgage Association REMICS, Interest Only STRIPS 3.00%, 03/25/2028	202,749	9,655
Government National Mortgage Association
4.00%, TBA (J)	2,000,000	1,893,516
4.50%, 11/20/2052	690,734	667,164
Government National Mortgage Association REMICS 1-Month LIBOR + 0.80%, 5.89% (A), 05/20/2066 - 06/20/2066	2,033,004	2,017,731
Tagua Leasing LLC 1.58%, 11/16/2024	27,282	26,444
Tennessee Valley Authority 3.88%, 03/15/2028	900,000	885,109
Uniform Mortgage-Backed Security
3.00%, TBA (J)	6,800,000	5,994,625
3.50%, TBA (J)	1,600,000	1,459,750
4.00%, TBA (J)	5,000,000	4,691,602
4.50%, TBA (J)	4,200,000	4,041,352
5.00%, TBA (J)	2,900,000	2,843,359
5.50%, TBA (J)	800,000	796,344
6.50%, TBA (J)	6,300,000	6,434,367

Total U.S. Government Agency Obligations (Cost $43,411,531)		42,541,113

U.S. GOVERNMENT OBLIGATIONS - 15.1%
U.S. Treasury - 14.5%
U.S. Treasury Bonds
1.13%, 05/15/2040 (K)	5,060,000	3,273,978
1.38%, 11/15/2040 (K)	6,550,000	4,374,428
1.75%, 08/15/2041	13,800,000	9,677,789
1.88%, 02/15/2041 (K)	4,600,000	3,335,180
1.88%, 11/15/2051	200,000	131,742
2.00%, 11/15/2041	5,400,000	3,945,797
2.25%, 05/15/2041 (K)	1,300,000	999,629
2.25%, 08/15/2049 (K) (L)	420,000	304,582
2.25%, 02/15/2052	900,000	649,266
2.38%, 02/15/2042	500,000	388,594
2.88%, 11/15/2046 (K)	1,598,000	1,314,417

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds (continued)
2.88%, 05/15/2052	$ 700,000	$ 579,168
3.00%, 11/15/2045 - 08/15/2052	3,270,000	2,775,032
3.00%, 02/15/2048 - 08/15/2048 (K)	3,420,000	2,878,737
3.13%, 11/15/2041 - 05/15/2048 (K)	5,830,000	5,080,867
3.25%, 05/15/2042	2,800,000	2,494,515
3.38%, 08/15/2042	2,700,000	2,446,980
3.88%, 05/15/2043	800,000	779,250
4.00%, 11/15/2042 - 11/15/2052	4,250,000	4,231,180
4.38%, 05/15/2041 (K)	4,500,000	4,728,867

		54,389,998

U.S. Treasury Inflation-Protected Securities - 0.6%
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 01/15/2032	656,514	577,303
0.63%, 07/15/2032	1,774,681	1,629,518

		2,206,821

Total U.S. Government Obligations (Cost $68,803,836)		56,596,819

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (M)	621,191	621,191

Total Other Investment Company (Cost $621,191)		621,191

	Principal	Value
REPURCHASE AGREEMENTS - 85.1%
BNP Paribas SA, 5.06% (M), dated 06/30/2023, to be repurchased at $145,240,817 on 07/05/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 04/15/2027, and with a value of $147,930,355.	$145,200,000	145,200,000

	Principal	Value
REPURCHASE AGREEMENTS (continued)
BNP Paribas SA, 5.16% (M), dated 06/30/2023, to be repurchased at $3,101,333 on 07/03/2023. Collateralized by a U.S. Government Obligation, 2.00%, due 08/15/2025, and with a value of $3,166,142.	$ 3,100,000	$ 3,100,000
Fixed Income Clearing Corp., 2.30% (M), dated 06/30/2023, to be repurchased at $7,957,604 on 07/03/2023. Collateralized by a U.S. Government Obligation, 0.50%, due 02/28/2026, and with a value of $8,115,289.	7,956,079	7,956,079
HSBC Bank PLC, 5.16% (M), dated 06/30/2023, to be repurchased at $58,225,026 on 07/03/2023. Collateralized by a U.S. Government Obligation, 3.88%, due 11/30/2027, and with a value of $60,044,537.	58,200,000	58,200,000
Royal Bank of Canada, 5.16% (M), dated 06/30/2023, to be repurchased at $105,045,150 on 07/03/2023. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2027, and with a value of $107,351,630.	105,000,000	105,000,000

Total Repurchase Agreements (Cost $319,456,079)		319,456,079

Total Investments Excluding Options Purchased (Cost $554,362,487)		531,267,168
Total Options Purchased - 0.8% (Cost $3,807,812)		3,174,600

Total Investments (Cost $558,170,299)		534,441,768
Net Other Assets (Liabilities) - (42.3)%		(158,926,561)

Net Assets - 100.0%		$375,515,207

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty		Exercise Price	Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	MSC	USD	3,750.00	06/21/2024	USD	190,921,302	429	$3,807,812	$3,174,600

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 7-Year	GSB	1-Year USD-SOFR	Receive	3.35%	07/27/2023	USD	400,000	$(950)	$(604)
Call - 10-Year	MSC	1-Year USD-SOFR	Receive	3.27	07/24/2023	USD	400,000	(1,322)	(699)
Call - 10-Year	MSC	1-Year USD-SOFR	Receive	3.30	07/10/2023	USD	100,000	(348)	(44)
Call - 30-Year	BOA	1-Year USD-SOFR	Receive	3.06	07/14/2023	USD	100,000	(730)	(353)
Call - 30-Year	BOA	1-Year USD-SOFR	Receive	3.07	07/10/2023	USD	100,000	(655)	(255)
Put - 7-Year	GSB	1-Year USD-SOFR	Pay	3.85	07/27/2023	USD	400,000	(950)	(1,322)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN (continued):

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - 10-Year	MSC	1-Year USD-SOFR	Pay	3.67%	07/24/2023	USD	400,000	$(1,322)	$(1,724)
Put - 10-Year	MSC	1-Year USD-SOFR	Pay	3.75	07/10/2023	USD	100,000	(348)	(80)
Put - 30-Year	BOA	1-Year USD-SOFR	Pay	3.36	07/14/2023	USD	100,000	(730)	(184)
Put - 30-Year	BOA	1-Year USD-SOFR	Pay	3.37	07/10/2023	USD	100,000	(655)	(88)

Total								$(8,010)	$(5,353)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(8,010)	$(5,353)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices - Sell Protection (N)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (O)		Value (P)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 36	1.00%	Quarterly	12/20/2026	USD	644,000	$(15,739)	$(15,422)	$(317)
MSCI Emerging Markets Index - Series 39	1.00	Quarterly	06/20/2028	USD	200,000	(9,603)	(14,193)	4,590

Total						$(25,342)	$(29,615)	$4,273

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	500,000	$(28,908)	$1	$(28,909)
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	1,900,000	(108,834)	627	(109,461)
3-Month USD-LIBOR	Pay	0.00	Quarterly	07/21/2023	USD	2,900,000	38,879	—	38,879
3-Month USD-LIBOR	Pay	1.49	Semi-Annually/Quarterly	09/23/2023	USD	1,900,000	31,900	—	31,900
3-Month USD-LIBOR	Pay	2.00	Semi-Annually/Quarterly	09/15/2023	USD	2,000,000	8,174	—	8,174
3-Month USD-SOFR	Receive	0.00	Quarterly	07/21/2023	USD	2,900,000	(38,322)	(4,566)	(33,756)
3-Month USD-SOFR	Pay	1.44	Semi-Annually/Quarterly	07/21/2031	USD	2,400,000	417,149	(374)	417,523
3-Month USD-SOFR	Pay	1.49	Semi-Annually/Quarterly	06/23/2031	USD	1,900,000	295,786	—	295,786
3-Month USD-SOFR	Pay	2.00	Semi-Annually/Quarterly	12/15/2051	USD	2,000,000	527,035	(64,721)	591,756
12-Month USD-SOFR	Pay	1.75	Annually	12/15/2051	USD	2,200,000	620,273	(88,028)	708,301
12-Month USD-SOFR	Receive	3.47	Annually	02/22/2030	USD	2,500,000	(51,086)	—	(51,086)
12-Month USD-SOFR	Receive	3.50	Annually	06/22/2030	USD	1,000,000	(12,934)	—	(12,934)

Total							$1,699,112	$(157,061)	$1,856,173

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	39	09/29/2023	$8,046,239	$7,930,406	$—	$(115,833)
10-Year U.S. Treasury Notes	239	09/20/2023	27,096,964	26,831,484	—	(265,480)
30-Year U.S. Treasury Bonds	116	09/20/2023	14,716,767	14,721,125	4,358	—
E-Mini Russell 2000® Index	196	09/15/2023	18,557,207	18,656,260	99,053	—
MSCI EAFE Index	350	09/15/2023	37,503,820	37,721,250	217,430	—
S&P 500® E-Mini Index	753	09/15/2023	164,436,966	168,982,613	4,545,647	—

Total					$4,866,488	$(381,313)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Japan Government Bonds	(7)	09/12/2023	$(7,208,687)	$(7,206,417)	$2,270	$—
10-Year U.S. Treasury Ultra Notes	(277)	09/20/2023	(33,148,717)	(32,807,188)	341,529	—

Total					$343,799	$—

Total Futures Contracts					$5,210,287	$(381,313)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	07/05/2023	USD	2,184,416	EUR	2,032,000	$—	$(33,427)
BNP	07/05/2023	EUR	2,032,000	USD	2,226,462	—	(8,619)
BNP	08/02/2023	USD	2,229,590	EUR	2,032,000	8,471	—
BOA	07/05/2023	USD	120,598	DKK	835,144	—	(1,830)
BOA	07/05/2023	DKK	384,517	USD	56,553	—	(185)
BOA	08/02/2023	USD	56,553	DKK	383,875	179	—
CITI	08/02/2023	USD	301,750	CAD	399,601	—	(50)
HSBC	07/05/2023	USD	298,162	CAD	400,000	—	(3,804)
HSBC	07/05/2023	USD	1,531,235	GBP	1,237,000	—	(39,799)
JPM	07/05/2023	GBP	1,237,000	USD	1,564,063	6,971	—
JPM	08/02/2023	USD	1,564,394	GBP	1,237,000	—	(6,971)
JPM	08/16/2023	JPY	247,004,973	USD	1,859,388	—	(134,871)
JPM	09/20/2023	USD	385,245	PEN	1,418,472	—	(3,285)
MSC	07/05/2023	DKK	342,915	USD	50,271	—	(2)
MSC	08/02/2023	USD	50,271	DKK	342,343	—	(4)

Total						$15,621	$(232,847)

INVESTMENT VALUATION:

Valuation Inputs (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$15,273,162	$—	$15,273,162
Corporate Debt Securities	—	74,154,419	—	74,154,419
Foreign Government Obligations	—	6,823,444	—	6,823,444
Loan Assignment	—	562,903	—	562,903
Mortgage-Backed Securities	—	14,348,437	—	14,348,437
Municipal Government Obligations	—	889,601	—	889,601
U.S. Government Agency Obligations	—	42,541,113	—	42,541,113
U.S. Government Obligations	—	56,596,819	—	56,596,819
Other Investment Company	621,191	—	—	621,191
Repurchase Agreements	—	319,456,079	—	319,456,079
Over-the-Counter Options Purchased	3,174,600	—	—	3,174,600

Total Investments	$3,795,791	$530,645,977	$—	$534,441,768

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$1,939,196	$—	$1,939,196
Futures Contracts (R)	5,210,287	—	—	5,210,287
Forward Foreign Currency Contracts (R)	—	15,621	—	15,621

Total Other Financial Instruments	$5,210,287	$1,954,817	$—	$7,165,104

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (Q)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
LIABILITIES
Other Financial Instruments
Over-the-Counter Interest Rate Swaptions Written	$—	$(5,353)	$—	$(5,353)
Centrally Cleared Credit Default Swap Agreements	—	(25,342)	—	(25,342)
Centrally Cleared Interest Rate Swap Agreements	—	(240,084)	—	(240,084)
Futures Contracts (R)	(381,313)	—	—	(381,313)
Forward Foreign Currency Contracts (R)	—	(232,847)	—	(232,847)

Total Other Financial Instruments	$(381,313)	$(503,626)	$—	$(884,939)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the total value of 144A securities is $48,011,846, representing 12.8% of the Portfolio’s net assets.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2023, the total value of Regulation S securities is $1,694,497, representing 0.5% of the Portfolio’s net assets.
(D)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of June 30, 2023; the maturity dates disclosed are the ultimate maturity dates.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $608,533, collateralized by cash collateral of $621,191. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Fixed rate loan commitment at June 30, 2023.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2023, the total value of securities is $1,246,394, representing 0.3% of the Portfolio’s net assets.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended June 30, 2023 was $0 at a weighted average interest rate of 0.00%.
(L)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $304,582.
(M)	Rates disclosed reflect the yields at June 30, 2023.
(N)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(O)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(P)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(Q)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(R)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
PEN	Peruvian Sol
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSB	Goldman Sachs Bank
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.

PORTFOLIO ABBREVIATIONS:

CDOR	Canadian Dollar Offered Rate
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Investments, at value (cost $238,714,220) (including securities loaned of $608,533)	$214,985,689
Repurchase agreement, at value (cost $319,456,079)	319,456,079
Cash collateral pledged at broker for:
Centrally cleared swap agreements	708,000
Futures contracts	11,205,000
Foreign currency, at value (cost $264,983)	250,578
Receivables and other assets:
Investments sold	10,136
When-issued, delayed-delivery, forward and TBA commitments sold	21,761,699
Net income from securities lending	258
Interest	1,450,577
Variation margin receivable on centrally cleared swap agreements	37,191
Variation margin receivable on futures contracts	3,626,920
Unrealized appreciation on forward foreign currency contracts	15,621
Prepaid expenses	1,886

Total assets	573,509,634

Liabilities:
Cash collateral received upon return of:
Securities on loan	621,191
Written options and swaptions, at value (premium received $8,010)	5,353
Payables and other liabilities:
Investments purchased	146,736,406
When-issued, delayed-delivery, forward and TBA commitments purchased	48,861,070
Shares of beneficial interest redeemed	184,252
Due to custodian	925,660
Investment management fees	247,951
Distribution and service fees	75,774
Transfer agent costs	515
Trustee and CCO fees	1,392
Audit and tax fees	23,328
Custody fees	37,697
Legal fees	6,802
Printing and shareholder reports fees	22,400
Other accrued expenses	11,789
Unrealized depreciation on forward foreign currency contracts	232,847

Total liabilities	197,994,427

Net assets	$375,515,207

Net assets consist of:
Capital stock ($0.01 par value)	$404,758
Additional paid-in capital	449,273,330
Total distributable earnings (accumulated losses)	(74,162,881)

Net assets	$375,515,207

Net assets by class:
Initial Class	$5,162,416
Service Class	370,352,791

Shares outstanding:
Initial Class	544,741
Service Class	39,931,061

Net asset value and offering price per share:
Initial Class	$9.48
Service Class	9.27

STATEMENT OF OPERATIONS

For the period ended June 30, 2023 (unaudited)

Investment Income:
Interest income	$8,155,413
Net income from securities lending	7,764

Total investment income	8,163,177

Expenses:
Investment management fees	1,512,099
Distribution and service fees:
Service Class	462,265
Transfer agent costs	2,309
Trustee and CCO fees	7,055
Audit and tax fees	24,086
Custody fees	42,812
Legal fees	12,532
Printing and shareholder reports fees	6,961
Other	18,360

Total expenses	2,088,479

Net investment income (loss)	6,074,698

Net realized gain (loss) on:
Investments	(5,745,163)
Written options and swaptions	66,517
Swap agreements	(223,997)
Futures contracts	8,594,918
Forward foreign currency contracts	(231,661)
Foreign currency transactions	(2,565)
TBA commitments	195

Net realized gain (loss)	2,458,244

Net change in unrealized appreciation (depreciation) on:
Investments	3,693,440
Written options and swaptions	(4,651)
Swap agreements	119,370
Futures contracts	10,640,719
Forward foreign currency contracts	(128,284)
Translation of assets and liabilities denominated in foreign currencies	4,671

Net change in unrealized appreciation (depreciation)	14,325,265

Net realized and change in unrealized gain (loss)	16,783,509

Net increase (decrease) in net assets resulting from operations	$22,858,207

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$6,074,698	$5,217,413
Net realized gain (loss)	2,458,244	(60,926,910)
Net change in unrealized appreciation (depreciation)	14,325,265	(44,889,241)

Net increase (decrease) in net assets resulting from operations	22,858,207	(100,598,738)

Dividends and/or distributions to shareholders:
Initial Class	—	(553,764)
Service Class	—	(41,371,410)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(41,925,174)

Capital share transactions:
Proceeds from shares sold:
Initial Class	160,078	214,956
Service Class	251,876	1,376,641

	411,954	1,591,597

Dividends and/or distributions reinvested:
Initial Class	—	553,764
Service Class	—	41,371,410

	—	41,925,174

Cost of shares redeemed:
Initial Class	(339,760)	(535,875)
Service Class	(23,212,817)	(56,683,523)

	(23,552,577)	(57,219,398)

Net increase (decrease) in net assets resulting from capital share transactions	(23,140,623)	(13,702,627)

Net increase (decrease) in net assets	(282,416)	(156,226,539)

Net assets:
Beginning of period/year	375,797,623	532,024,162

End of period/year	$375,515,207	$375,797,623

Capital share transactions - shares:
Shares issued:
Initial Class	17,343	21,315
Service Class	28,097	133,246

	45,440	154,561

Shares reinvested:
Initial Class	—	58,724
Service Class	—	4,472,585

	—	4,531,309

Shares redeemed:
Initial Class	(36,572)	(53,367)
Service Class	(2,568,834)	(5,627,752)

	(2,605,406)	(5,681,119)

Net increase (decrease) in shares outstanding:
Initial Class	(19,229)	26,672
Service Class	(2,540,737)	(1,021,921)

	(2,559,966)	(995,249)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018
Net asset value, beginning of period/year	$8.91		$12.31	$12.46		$12.62		$10.57		$12.67

Investment operations:
Net investment income (loss) (A)	0.16		0.15	0.08		0.03		0.23		0.23
Net realized and unrealized gain (loss)	0.41		(2.48)	0.74		1.07		1.87		(0.98)

Total investment operations	0.57		(2.33)	0.82		1.10		2.10		(0.75)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.09)	—		(0.45)		(0.05)		(0.43)
Net realized gains	—		(0.98)	(0.97)		(0.81)		—		(0.92)

Total dividends and/or distributions to shareholders	—		(1.07)	(0.97)		(1.26)		(0.05)		(1.35)

Net asset value, end of period/year	$9.48		$8.91	$12.31		$12.46		$12.62		$10.57

Total return	6.40	%(B)	(19.42)%	6.62%		9.18%		19.90%		(6.75)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$5,162		$5,025	$6,616		$6,311		$6,386		$5,850
Expenses to average net assets	0.87	%(C)	0.86%	0.86%		0.86%		0.91%		0.92%
Net investment income (loss) to average net assets	3.49	%(C)	1.47%	0.60%		0.25%		1.96%		1.88%
Portfolio turnover rate	17	%(B)	33%	38	%(D)	59	%(D)	50	%(D)	50	%(D)

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Excludes sale-buyback transactions.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018
Net asset value, beginning of period/year	$8.73		$12.08	$12.27		$12.45		$10.42		$12.51

Investment operations:
Net investment income (loss) (A)	0.15		0.12	0.04		(0.00	) (B)	0.20		0.19
Net realized and unrealized gain (loss)	0.39		(2.43)	0.74		1.05		1.85		(0.96)

Total investment operations	0.54		(2.31)	0.78		1.05		2.05		(0.77)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.06)	—		(0.42)		(0.02)		(0.40)
Net realized gains	—		(0.98)	(0.97)		(0.81)		—		(0.92)

Total dividends and/or distributions to shareholders	—		(1.04)	(0.97)		(1.23)		(0.02)		(1.32)

Net asset value, end of period/year	$9.27		$8.73	$12.08		$12.27		$12.45		$10.42

Total return	6.19	%(C)	(19.65)%	6.39%		8.86%		19.68%		(6.94)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$370,353		$370,773	$525,408		$573,363		$583,749		$549,444
Expenses to average net assets	1.12	%(D)	1.11%	1.11%		1.11%		1.16%		1.17%
Net investment income (loss) to average net assets	3.24	%(D)	1.21%	0.36%		(0.00	)%(E)	1.71%		1.63%
Portfolio turnover rate	17	%(C)	33%	38	%(F)	59	%(F)	50	%(F)	50	%(F)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.
(E)	Rounds to less than 0.01% or (0.01)%.
(F)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Tactical - Balanced VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Cash overdraft: The Portfolio may have cash overdraft balances. A fee is incurred on these overdrafts, calculated by multiplying the overdraft by a rate based on the Federal Funds Rate.

Payables, if any, are reflected as Due to custodian within the Statement of Assets and Liabilities. Expenses, if any, from U.S. cash overdrafts are reflected in Custody fees within the Statement of Operations. Expenses, if any, from foreign cash overdrafts are reflected in Other expenses within the Statement of Operations.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2023 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unfunded loan participations at June 30, 2023. Open funded loan participations and assignments at June 30, 2023, if any, are included within the Schedule of Investments.

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2023, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2023, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2023, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Sale-buyback: The Portfolio may enter into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio, the market value of the securities the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio’s portfolio turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2023, the Portfolio earned price drop fee income of $0. The price drop fee income is included in Interest income within the Statement of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions within the Statement of Assets and Liabilities. The interest expense is included within Interest income on the Statement of Operations. In periods of increased demand of the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is included in Interest income on the Statement of Operations.

Open sale-buyback financing transactions at June 30, 2023, if any, are identified within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust - Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$621,191	$—	$—	$—	$621,191
Total Borrowings	$621,191	$—	$—	$—	$621,191

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Portfolio may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Portfolio the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Portfolio may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolio the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Interest rate-capped options: The Portfolio may purchase or write interest rate-capped options. Purchasing or writing interest rate-capped options gives the Portfolio the right, but not the obligation to buy or sell an option which applies a cap to protect the Portfolio from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate-linked products.

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability within the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Open option contracts at June 30, 2023, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Open centrally cleared swap agreements and open OTC swap agreements at June 30, 2023, if any, are listed within the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2023, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2023, if any, are listed within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2023.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value (A)	$—	$—	$3,174,600	$—	$—	$3,174,600
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	1,939,196	—	—	—	—	1,939,196
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	348,157	—	4,862,130	—	—	5,210,287
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	15,621	—	—	—	15,621
Total	$2,287,353	$15,621	$8,036,730	$—	$—	$10,339,704

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions:
Written options and swaptions, at value (A)	$(5,353)	$—	$—	$—	$—	$(5,353)
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	(240,084)	—	—	(25,342)	—	(265,426)
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	(381,313)	—	—	—	—	(381,313)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(232,847)	—	—	—	(232,847)
Total	$(626,750)	$(232,847)	$—	$(25,342)	$—	$(884,939)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)

Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2023.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$(3,980,846)	$—	$—	$(3,980,846)
Written options and swaptions	66,517	—	—	—	—	66,517
Swap agreements	186,510	—	—	(410,507)	—	(223,997)
Futures contracts	(101,796)	—	8,696,714	—	—	8,594,918
Forward foreign currency contracts	—	(231,661)	—	—	—	(231,661)
Total	$151,231	$(231,661)	$4,715,868	$(410,507)	$—	$4,224,931

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$(40,838)	$—	$—	$(40,838)
Written options and swaptions	(4,651)	—	—	—	—	(4,651)
Swap agreements	(151,676)	—	—	271,046	—	119,370
Futures contracts	104,798	—	10,535,921	—	—	10,640,719
Forward foreign currency contracts	—	(128,284)	—	—	—	(128,284)
Total	$(51,529)	$(128,284)	$10,495,083	$271,046	$—	$10,586,316

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2023.

Options:
Average value of option contracts purchased	$2,372,962
Average value of option contracts written	(2,693)
Average notional value of swaption contracts written	(3,070,589)
Credit default swaps:
Average notional value – buy protection	7,771,429
Average notional value – sell protection	844,000
Interest rate swaps:
Average notional value – pays fixed rate	11,428,571
Average notional value – receives fixed rate	5,279,358
Futures contracts:
Average notional value of contracts – long	223,183,021
Average notional value of contracts – short	(34,207,186)
Forward foreign currency exchange contracts:
Average contract amounts purchased – in USD	6,421,056
Average contract amounts sold – in USD	9,401,239

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2023. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities(A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities(A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable
	Assets				Liabilities
Bank of America, N.A.	$179	$(179)	$—	$—	$2,895	$(179)	$—	$2,716
BNP Paribas	8,471	(8,471)	—	—	42,046	(8,471)	—	33,575
Citibank, N.A.	—	—	—	—	50	—	—	50
Goldman Sachs Bank	—	—	—	—	1,926	—	—	1,926
HSBC Bank USA	—	—	—	—	43,603	—	—	43,603
JPMorgan Chase Bank, N.A.	6,971	(6,971)	—	—	145,127	(6,971)	—	138,156
Morgan Stanley & Co.	3,174,600	(2,553)	—	3,172,047	2,553	(2,553)	—	—
Other Derivatives (C)	7,149,483	—	—	7,149,483	646,739	—	—	646,739

Total	$10,339,704	$(18,174)	$—	$10,321,530	$884,939	$(18,174)	$—	$866,765

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)

Other Derivatives, which includes future contracts, exchange-traded options, exchange-traded swap agreements and occasionally forward positions, that are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy or other issuer is incorrect.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). The UK Financial Conduct Authority and LIBOR’s administrator announced that the use of LIBOR will be phased out; most LIBOR rates are no longer published as of the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that a subset of LIBOR rates may be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $250 million	0.81%
Over $250 million up to $750 million	0.80
Over $750 million up to $1.5 billion	0.79
Over $1.5 billion	0.76

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.91%	May 1, 2024
Service Class	1.16	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 24,484,386	$ 12,758,360	$ 25,569,021	$ 5,514,940

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 558,170,299	$ 8,393,978	$ (25,647,658)	$ (17,253,680)

11. NEW ACCOUNTING PRONOUNCEMENT

In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-06 (“ASU 2022-06”), “Reference Rate Reform (Topic 848)”. ASU 2022-06 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2022-06 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024 for all entities. Management does not expect ASU 2022-06 to have a material impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PIMCO Tactical – Balanced VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio). The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Balanced VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,042.90	$4.46	$1,020.40	$4.41	0.88%
Service Class	1,000.00	1,041.20	5.72	1,019.20	5.66	1.13

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Repurchase Agreements	35.0%
Corporate Debt Securities	24.7
U.S. Government Obligations	18.6
U.S. Government Agency Obligations	12.9
Asset-Backed Securities	5.3
Mortgage-Backed Securities	4.3
Foreign Government Obligations	2.1
Municipal Government Obligations	0.6
Over-the-Counter Options Purchased	0.5
Other Investment Company	0.5
Loan Assignment	0.2
Short-Term U.S. Government Obligations	0.1
Net Other Assets (Liabilities) ^	(4.8)
Total	100.0%

Portfolio Characteristics	Years
Average Maturity §	8.11
Duration †	4.93

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 5.3%
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL2, Class A,
1-Month LIBOR + 1.10%, 6.29% (A), 05/15/2036 (B)	$300,000	$294,571
Series 2022-FL1, Class A,
1-Month SOFR Average + 1.45%, 6.52% (A), 01/15/2037 (B)	400,000	392,758
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 02/22/2028 (B)	600,000	590,270
Series 2023-5A, Class A,
5.78%, 04/20/2028 (B)	300,000	297,133
Bear Stearns Asset-Backed Securities Trust Series 2005-SD1, Class 2M2, 1-Month LIBOR + 1.20%, 6.35% (A), 01/25/2045	39,475	39,594
Birch Grove CLO Ltd. Series 19A, Class AR, 3-Month LIBOR + 1.13%, 6.68% (A), 06/15/2031 (B)	700,000	690,794
BMW Canada Auto Trust Series 2023-1A, Class A1, 5.43%, 01/20/2026 (B)	CAD 300,000	226,020
Citizens Auto Receivables Trust Series 2023-1, Class A4, 5.78%, 10/15/2030 (B)	$600,000	597,472
DLLMT LLC Series 2023-1A, Class A2, 5.78%, 11/20/2025 (B)	200,000	198,740
Exeter Automobile Receivables Trust Series 2023-3A, Class A2, 6.11%, 09/15/2025	600,000	599,808
Ford Credit Auto Owner Trust Series 2023-A, 1-Month SOFR Average + 0.72%, 5.79% (A), 03/15/2026	600,000	601,573
FORT CRE Issuer LLC Series 2022-FL3, Class A, 1-Month SOFR Average + 1.85%, 6.92% (A), 02/23/2039 (B)	400,000	384,633
Fremont Home Loan Trust Series 2005-1, Class M5, 1-Month LIBOR + 1.07%, 6.22% (A), 06/25/2035	203,468	191,846
Gallatin CLO IX Ltd. Series 2018-1A, Class A, 3-Month LIBOR + 1.05%, 6.31% (A), 01/21/2028 (B)	78,329	78,165
GM Financial Automobile Leasing Trust Series 2023-2, Class A2B, 5.89% (A), 10/20/2025	300,000	300,738
Kubota Credit Owner Trust Series 2023-1A, Class A2, 5.40%, 02/17/2026 (B)	600,000	594,570

	Principal	Value
ASSET-BACKED SECURITIES (continued)
LFT CRE Ltd. Series 2021-FL1, Class A, 1-Month LIBOR + 1.17%, 6.36% (A), 06/15/2039 (B)	$ 400,000	$ 387,400
LoanCore Issuer Ltd. Series 2022-CRE7, Class A, 1-Month SOFR Average + 1.55%, 6.62% (A), 01/17/2037 (B)	500,000	490,501
Marble Point CLO X Ltd. Series 2017-1A, Class AR, 3-Month LIBOR + 1.04%, 6.30% (A), 10/15/2030 (B)	255,838	252,232
MASTR Asset-Backed Securities Trust Series 2004-WMC3, Class M1, 1-Month LIBOR + 0.83%, 5.98% (A), 10/25/2034	166,864	158,379
Merrill Lynch Mortgage Investors Trust Series 2004-WMC5, Class M1, 1-Month LIBOR + 0.93%, 6.08% (A), 07/25/2035	117,553	113,319
Northstar Education Finance, Inc. Series 2012-1, Class A, 1-Month LIBOR + 0.70%, 5.85% (A), 12/26/2031 (B)	3,886	3,865
Octane Receivables Trust Series 2023-2A, Class A1, 5.68%, 05/20/2024 (B)	363,207	363,131
PHEAA Student Loan Trust Series 2016-2A, Class A, 1-Month LIBOR + 0.95%, 6.09% (A), 11/25/2065 (B)	131,965	130,159
RAMP Trust Series 2005-RS6, Class M4, 1-Month LIBOR + 0.98%, 6.13% (A), 06/25/2035	13,044	13,016
Romark CLO Ltd. Series 2017-1A, Class A1R, 3-Month LIBOR + 1.03%, 6.30% (A), 10/23/2030 (B)	397,104	392,753
Santander Drive Auto Receivables Trust Series 2023-2, Class A2, 5.87%, 03/16/2026	300,000	299,675
SMB Private Education Loan Trust Series 2016-B, Class A2B, 1-Month LIBOR + 1.45%, 6.64% (A), 02/17/2032 (B)	151,046	150,960
STWD Ltd. Series 2022-FL3, Class A, 1-Month SOFR Average + 1.35%, 6.42% (A), 11/15/2038 (B)	400,000	391,114
TRTX Issuer Ltd. Series 2022-FL5, Class A, 1-Month SOFR Average + 1.65%, 6.72% (A), 02/15/2039 (B)	500,000	486,467

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VMC Finance LLC Series 2022-FL5, Class A, 1-Month SOFR Average + 1.90%, 6.97% (A), 02/18/2039 (B)	$ 400,000	$ 392,237

Total Asset-Backed Securities (Cost $10,234,307)		10,103,893

CORPORATE DEBT SECURITIES - 24.7%
Aerospace & Defense - 0.1%
Spirit AeroSystems, Inc. 3.85%, 06/15/2026	200,000	185,756

Automobiles - 0.4%
Ford Motor Credit Co. LLC 6.80%, 05/12/2028	200,000	200,327
Nissan Motor Acceptance Co. LLC 2.00%, 03/09/2026 (B)	200,000	174,961
Nissan Motor Co. Ltd. 4.35%, 09/17/2027 (B)	400,000	363,810

		739,098

Banks - 5.4%
Banco de Credito del Peru SA 4.65%, 09/17/2024 (B)	PEN 1,300,000	341,793
Banco Santander SA 3.49%, 05/28/2030	$200,000	174,238
Bank Leumi Le-Israel BM 5.13%, 07/27/2027 (C)	300,000	297,533
Bank of Ireland Group PLC 4.50%, 11/25/2023 (B)	400,000	396,032
Bank of Nova Scotia 5.25%, 06/12/2028	100,000	99,253
Barclays PLC
Fixed until 08/09/2025, 5.30% (A), 08/09/2026	600,000	585,194
Fixed until 11/02/2027, 7.39% (A), 11/02/2028	400,000	416,572
Citigroup, Inc. 4.40%, 06/10/2025	300,000	291,352
HSBC Holdings PLC
Fixed until 05/24/2026, 1.59% (A), 05/24/2027	300,000	264,682
Fixed until 07/24/2026, 1.75% (A), 07/24/2027	GBP 400,000	432,648
Fixed until 08/11/2032, 5.40% (A), 08/11/2033	$400,000	390,937
Fixed until 11/03/2027, 7.39% (A), 11/03/2028	300,000	316,516
Intesa Sanpaolo SpA 6.63%, 06/20/2033 (B)	200,000	199,195
JPMorgan Chase & Co. 5.35% (A), 06/01/2034	500,000	503,744
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	189,564
4.55%, 08/16/2028	1,000,000	945,767
Mitsubishi UFJ Financial Group, Inc. 2.05%, 07/17/2030	500,000	405,233
Mizuho Financial Group, Inc. Fixed until 09/13/2027, 5.41% (A), 09/13/2028	500,000	495,886

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
NatWest Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	$ 400,000	$ 380,361
Fixed until 09/30/2027, 5.52% (A), 09/30/2028	400,000	391,991
Santander Holdings USA, Inc. 3.45%, 06/02/2025	400,000	377,150
Santander UK Group Holdings PLC Fixed until 03/15/2031, 2.90% (A), 03/15/2032	200,000	161,677
Societe Generale SA
Fixed until 12/14/2025, 1.49% (A), 12/14/2026 (B)	200,000	175,943
4.68%, 06/15/2027 (B)	200,000	192,632
Standard Chartered PLC
6.19% (A), 07/06/2027 (B)	200,000	200,032
Fixed until 01/09/2028, 6.30% (A), 01/09/2029 (B)	300,000	301,596
Stichting AK Rabobank Certificaten 6.50% (D), 12/29/2049 (C) (E) (F)	EUR 420,200	425,280
Synchrony Bank 5.40%, 08/22/2025	$ 300,000	286,808
Truist Financial Corp. 6.05% (A), 06/08/2027	100,000	100,012
UniCredit SpA Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	350,000	315,854
US Bancorp Fixed until 06/10/2033, 5.84% (A), 06/12/2034	100,000	100,667
Wells Fargo & Co. Fixed until 06/17/2026, 3.20% (A), 06/17/2027	300,000	281,720

		10,437,862

Beverages - 0.1%
Bacardi Ltd.
4.70%, 05/15/2028 (B)	150,000	144,982
5.15%, 05/15/2038 (B)	100,000	93,759

		238,741

Biotechnology - 0.3%
Amgen, Inc.
4.20%, 02/22/2052	300,000	247,876
4.40%, 05/01/2045	300,000	259,788

		507,664

Broadline Retail - 0.1%
Prosus NV 3.26%, 01/19/2027 (B)	300,000	271,069

Capital Markets - 2.1%
Banco BTG Pactual SA 4.50%, 01/10/2025 (B)	400,000	386,617
Brighthouse Holdings LLC 6.50% (D), 07/27/2037 (B) (E)	200,000	168,000
Brookfield Finance, Inc. 3.90%, 01/25/2028	500,000	462,927
Deutsche Bank AG Fixed until 11/24/2025, 2.13% (A), 11/24/2026 (G)	200,000	177,906

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. 3-Month LIBOR + 1.75%, 7.02% (A), 10/28/2027	$ 700,000	$ 711,433
JAB Holdings BV 2.20%, 11/23/2030 (B)	550,000	432,416
Nomura Holdings, Inc. 5.84%, 01/18/2028	300,000	300,459
UBS Group AG
3.75%, 03/26/2025	900,000	861,159
4.13%, 09/24/2025 (B)	200,000	191,019
Fixed until 08/05/2026, 4.70% (A), 08/05/2027 (B)	400,000	382,264

		4,074,200

Chemicals - 0.2%
Axalta Coating Systems LLC 3.38%, 02/15/2029 (B)	200,000	170,250
Sasol Financing USA LLC 5.88%, 03/27/2024	200,000	197,323

		367,573

Commercial Services & Supplies - 0.1%
Ashtead Capital, Inc. 4.00%, 05/01/2028 (B)	200,000	185,228

Communications Equipment - 0.2%
Motorola Solutions, Inc. 2.30%, 11/15/2030	400,000	322,970

Construction & Engineering - 0.1%
Quanta Services, Inc. 2.90%, 10/01/2030	300,000	253,890

Consumer Finance - 0.2%
American Honda Finance Corp. 5.00%, 05/23/2025	300,000	298,697
Capital One Financial Corp. Fixed until 06/08/2033, 6.38% (A), 06/08/2034	100,000	99,249

		397,946

Containers & Packaging - 0.2%
Berry Global, Inc. 4.88%, 07/15/2026 (B)	500,000	480,625

Distributors - 0.3%
Ferguson Finance PLC 3.25%, 06/02/2030 (B)	600,000	520,518

Diversified REITs - 1.1%
Essex Portfolio LP 4.00%, 03/01/2029	500,000	461,221
GLP Capital LP/GLP Financing II, Inc. 5.38%, 04/15/2026	100,000	97,890
Goodman US Finance Five LLC 4.63%, 05/04/2032 (B)	400,000	367,079
NNN REIT, Inc. 4.80%, 10/15/2048	500,000	410,879
VICI Properties LP 4.75%, 02/15/2028	300,000	284,050
VICI Properties LP/VICI Note Co., Inc. 3.88%, 02/15/2029 (B)	500,000	438,871

		2,059,990

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 0.2%
Bell Telephone Co. of Canada or Bell Canada 4.30%, 07/29/2049	$ 200,000	$ 168,969
Level 3 Financing, Inc. 3.88%, 11/15/2029 (B) (F)	200,000	159,192

		328,161

Electric Utilities - 4.2%
Alabama Power Co.
3.45%, 10/01/2049	300,000	219,053
4.15%, 08/15/2044	100,000	83,087
Arizona Public Service Co. 2.65%, 09/15/2050	100,000	60,839
Black Hills Corp. 1.04%, 08/23/2024	200,000	188,915
CenterPoint Energy Houston Electric LLC 3.35%, 04/01/2051	100,000	74,488
Consolidated Edison Co. of New York, Inc. 6.15%, 11/15/2052	200,000	219,618
Constellation Energy Generation LLC 5.80%, 03/01/2033	400,000	409,280
Duke Energy Progress LLC
4.00%, 04/01/2052	200,000	161,966
5.25%, 03/15/2033	200,000	203,057
Edison International 6.95%, 11/15/2029	100,000	105,149
ENEL Finance International NV 4.63%, 06/15/2027 (B)	400,000	386,950
Entergy Mississippi LLC 2.85%, 06/01/2028	1,100,000	985,308
Eversource Energy 5.45%, 03/01/2028	100,000	100,443
Florida Power & Light Co. 4.40%, 05/15/2028 (F)	100,000	97,948
Georgia Power Co. 4.70%, 05/15/2032	400,000	386,463
Liberty Utilities Finance GP 1 2.05%, 09/15/2030 (B)	400,000	310,667
National Rural Utilities Cooperative Finance Corp. 4.80%, 03/15/2028	100,000	98,841
NextEra Energy Capital Holdings, Inc. 5.05%, 02/28/2033	200,000	196,812
Niagara Mohawk Power Corp. 4.12%, 11/28/2042 (B)	200,000	161,143
NRG Energy, Inc. 2.45%, 12/02/2027 (B)	200,000	168,491
Pacific Gas & Electric Co.
3.50%, 06/15/2025	120,000	114,267
3.75%, 08/15/2042 (F)	100,000	69,003
6.75%, 01/15/2053	700,000	687,694
PacifiCorp 5.50%, 05/15/2054	200,000	187,403
Pennsylvania Electric Co. 3.60%, 06/01/2029 (B)	600,000	544,388
San Diego Gas & Electric Co. 1.70%, 10/01/2030	300,000	239,840
Southern California Edison Co.
3.90%, 03/15/2043	100,000	79,383
4.00%, 04/01/2047	600,000	475,692

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Southern California Edison Co. (continued)
4.05%, 03/15/2042	$ 100,000	$ 80,753
4.65%, 10/01/2043	100,000	87,323
Southwestern Electric Power Co. 6.20%, 03/15/2040	600,000	612,317
Xcel Energy, Inc. 4.60%, 06/01/2032	200,000	188,781

		7,985,362

Financial Services - 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026	200,000	190,913
Aircastle Ltd. 2.85%, 01/26/2028 (B)	100,000	84,917
Aviation Capital Group LLC 5.50%, 12/15/2024 (B)	300,000	293,598
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (B)	159,000	134,039
2.88%, 02/15/2025 (B)	100,000	92,983
LeasePlan Corp. NV 2.88%, 10/24/2024 (B)	400,000	381,028
Park Aerospace Holdings Ltd. 5.50%, 02/15/2024 (B)	56,000	55,361
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (B)	200,000	189,000

		1,421,839

Food Products - 0.1%
General Mills, Inc. 4.95%, 03/29/2033	100,000	99,011

Gas Utilities - 0.4%
Brooklyn Union Gas Co. 4.63%, 08/05/2027 (B)	300,000	287,508
Southern California Gas Co. 4.13%, 06/01/2048	500,000	404,322

		691,830

Ground Transportation - 0.3%
DAE Funding LLC 2.63%, 03/20/2025 (B)	400,000	375,480
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/01/2025 (B)	306,000	301,457

		676,937

Health Care Providers & Services - 1.7%
AHS Hospital Corp. 5.02%, 07/01/2045	400,000	386,426
Banner Health 1.90%, 01/01/2031	300,000	242,198
Centene Corp.
2.50%, 03/01/2031	200,000	159,494
2.63%, 08/01/2031	400,000	318,752
CHRISTUS Health 4.34%, 07/01/2028	300,000	284,103
CVS Health Corp. 5.25%, 01/30/2031	350,000	348,499
Fresenius Medical Care US Finance III, Inc. 2.38%, 02/16/2031 (B)	200,000	151,686

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Hackensack Meridian Health, Inc. 4.50%, 07/01/2057	$ 200,000	$ 178,270
HCA, Inc.
4.13%, 06/15/2029	100,000	92,484
5.20%, 06/01/2028	200,000	198,208
Humana, Inc. 5.75%, 03/01/2028	300,000	305,164
Nationwide Children’s Hospital, Inc. 4.56%, 11/01/2052	300,000	277,039
Northwell Healthcare, Inc. 3.98%, 11/01/2046	400,000	312,042

		3,254,365

Health Care REITs - 0.1%
Omega Healthcare Investors, Inc. 3.25%, 04/15/2033	200,000	148,528

Hotels, Restaurants & Leisure - 0.3%
Las Vegas Sands Corp. 2.90%, 06/25/2025	200,000	187,921
Marriott International, Inc. 2.85%, 04/15/2031	200,000	168,095
Sands China Ltd. 5.90%, 08/08/2028	200,000	190,674

		546,690

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp. 5.45%, 06/01/2028	100,000	98,128

Insurance - 0.5%
Equitable Financial Life Global Funding 5.50%, 12/02/2025 (B)	200,000	197,369
Fairfax Financial Holdings Ltd. 3.38%, 03/03/2031	100,000	84,423
GA Global Funding Trust 2.90%, 01/06/2032 (B) (F)	200,000	151,918
Liberty Mutual Group, Inc. 5.50%, 06/15/2052 (B)	300,000	282,272
Reinsurance Group of America, Inc. 6.00%, 09/15/2033	100,000	100,576
Willis North America, Inc. 5.35%, 05/15/2033	100,000	97,465

		914,023

Interactive Media & Services - 0.1%
Meta Platforms, Inc. 5.60%, 05/15/2053	200,000	205,307

Life Sciences Tools & Services - 0.0% (H)
Illumina, Inc. 2.55%, 03/23/2031	100,000	82,500

Media - 0.7%
Charter Communications Operating LLC/ Charter Communications Operating Capital
3.85%, 04/01/2061	200,000	120,786
4.20%, 03/15/2028	500,000	468,353
4.80%, 03/01/2050	300,000	226,088
Comcast Corp. 2.94%, 11/01/2056	672,000	436,910
Cox Communications, Inc. 2.95%, 10/01/2050 (B)	200,000	125,432

		1,377,569

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining - 0.1%
Glencore Funding LLC 5.70%, 05/08/2033 (B)	$ 100,000	$ 99,174

Office REITs - 0.1%
Alexandria Real Estate Equities, Inc. 4.50%, 07/30/2029	200,000	188,893

Oil, Gas & Consumable Fuels - 1.7%
Aker BP ASA 3.75%, 01/15/2030 (B)	200,000	177,600
Boardwalk Pipelines LP 3.40%, 02/15/2031	400,000	343,370
Cheniere Energy Partners LP 5.95%, 06/30/2033 (B)	200,000	200,838
Enbridge, Inc. 5.70%, 03/08/2033	200,000	202,585
Energy Transfer LP
4.75%, 01/15/2026	40,000	39,091
5.80%, 06/15/2038	500,000	478,734
7.50%, 07/01/2038	100,000	109,573
Enterprise Products Operating LLC 3.20%, 02/15/2052	370,000	259,548
Kinder Morgan, Inc. 7.75%, 01/15/2032	400,000	451,417
Midwest Connector Capital Co. LLC 3.90%, 04/01/2024 (B)	300,000	293,703
MPLX LP 5.00%, 03/01/2033	100,000	95,773
Rockies Express Pipeline LLC 4.80%, 05/15/2030 (B)	400,000	349,951
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	200,000	172,793
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	100,000	105,530
Woodside Finance Ltd. 3.65%, 03/05/2025 (B)	20,000	19,249

		3,299,755

Passenger Airlines - 0.7%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	278,917	247,017
3.25%, 04/15/2030	69,677	58,926
3.50%, 08/15/2033	83,729	68,139
British Airways Pass-Through Trust
3.35%, 12/15/2030 (B)	134,347	117,216
3.80%, 03/20/2033 (B)	136,082	123,763
Spirit Airlines Pass-Through Trust 4.10%, 10/01/2029	58,738	53,076
United Airlines Pass-Through Trust
2.88%, 04/07/2030	354,630	312,206
3.10%, 04/07/2030	354,630	300,056

		1,280,399

Pharmaceuticals - 0.6%
Bayer US Finance II LLC 4.63%, 06/25/2038 (B)	1,000,000	870,110
Pfizer Investment Enterprises Pte Ltd. 4.65%, 05/19/2030	200,000	197,586

		1,067,696

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services - 0.1%
Equifax, Inc. 5.10%, 06/01/2028	$ 100,000	$ 98,471

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc. 3.19%, 11/15/2036 (B)	300,000	226,568
Micron Technology, Inc. 6.75%, 11/01/2029	100,000	103,893
NXP BV/NXP Funding LLC/NXP USA, Inc. 5.00%, 01/15/2033	100,000	95,970

		426,431

Software - 0.3%
Oracle Corp.
2.95%, 05/15/2025	290,000	276,558
4.90%, 02/06/2033	400,000	388,121

		664,679

Specialized REITs - 0.3%
American Tower Corp.
4.00%, 06/01/2025	300,000	289,715
4.05%, 03/15/2032	300,000	273,106
Weyerhaeuser Co. 4.75%, 05/15/2026	100,000	98,189

		661,010

Tobacco - 0.1%
BAT Capital Corp. 7.75%, 10/19/2032	100,000	110,013
Imperial Brands Finance PLC 3.50%, 07/26/2026 (B)	200,000	185,248

		295,261

Wireless Telecommunication Services - 0.2%
T-Mobile USA, Inc.
2.25%, 11/15/2031	200,000	159,937
5.05%, 07/15/2033	200,000	196,226
Vodafone Group PLC 5.63%, 02/10/2053	100,000	97,915

		454,078

Total Corporate Debt Securities (Cost $52,349,165)		47,409,227

FOREIGN GOVERNMENT OBLIGATIONS - 2.1%
Canada - 0.5%
Province of Quebec 2.50%, 04/20/2026	900,000	847,214

Dominican Republic - 0.2%
Dominican Republic International Bonds 4.88%, 09/23/2032 (B)	400,000	339,956

Indonesia - 0.2%
Perusahaan Penerbit SBSN Indonesia III 4.40%, 06/06/2027 (B)	400,000	393,399

Italy - 0.1%
Cassa Depositi e Prestiti SpA 5.75%, 05/05/2026 (B)	200,000	197,348

Japan - 0.7%
Japan Finance Organization for Municipalities 2.13%, 10/25/2023 (B)	1,400,000	1,384,912

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 0.1%
Mexico Government International Bonds 6.34%, 05/04/2053	$ 200,000	$ 203,731

Republic of South Africa - 0.1%
Republic of South Africa Government International Bonds 4.85%, 09/30/2029	300,000	263,460

Romania - 0.2%
Romania Government International Bonds
2.13%, 03/07/2028 (B)	EUR 300,000	283,605
2.63%, 12/02/2040 (B)	100,000	66,169
3.75%, 02/07/2034 (B)	100,000	87,984

		437,758

Total Foreign Government Obligations (Cost $4,364,607)		4,067,778

LOAN ASSIGNMENT - 0.2%
Capital Markets - 0.2%
Zephyrus Capital Aviation Partners LLC Term Loan, 4.61% (I), 10/15/2038 (J)	$ 416,506	361,867

Total Loan Assignment (Cost $411,719)		361,867

MORTGAGE-BACKED SECURITIES - 4.3%
Angel Oak Mortgage Trust Series 2020-4, Class A1, 1.47% (A), 06/25/2065 (B)	80,185	73,483
BAMLL Commercial Mortgage Securities Trust Series 2019-RLJ, Class A, 1-Month LIBOR + 1.05%, 6.25% (A), 04/15/2036 (B)	500,000	494,300
Banc of America Mortgage Trust Series 2004-D, Class 2A2, 4.67% (A), 05/25/2034	3,705	3,475
Bear Stearns Alt-A Trust Series 2005-7, Class 22A1, 4.20% (A), 09/25/2035	129,126	79,574
BIG Commercial Mortgage Trust Series 2022-BIG, Class A, 1-Month Term SOFR + 1.34%, 6.49% (A), 02/15/2039 (B)	400,000	389,037
ChaseFlex Trust Series 2007-2, Class A1, 1-Month LIBOR + 0.56%, 5.71% (A), 05/25/2037	158,507	149,692
COMM Mortgage Trust Series 2018-HOME, Class A, 3.94% (A), 04/10/2033 (B)	400,000	358,849
DBGS Mortgage Trust Series 2019-1735, Class A, 3.84%, 04/10/2037 (B)	200,000	162,744
DBUBS Mortgage Trust Series 2017-BRBK, Class A, 3.45%, 10/10/2034 (B)	1,000,000	902,548
DROP Mortgage Trust Series 2021-FILE, Class A, 1-Month LIBOR + 1.15%, 6.34% (A), 10/15/2043 (B)	200,000	181,923

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
HarborView Mortgage Loan Trust Series 2005-4, Class 3A1, 4.20% (A), 07/19/2035	$ 38,089	$ 27,734
HERA Commercial Mortgage Ltd. Series 2021-FL1, Class A, 1-Month Term SOFR + 1.16%, 6.21% (A), 02/18/2038 (B)	345,521	333,516
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 07/10/2035 (B)	600,000	560,007
La Hipotecaria El Salvadorian Mortgage Trust Series 2016-1A, Class A, 3.36%, 01/15/2046 (B) (J)	369,627	341,746
Merrill Lynch Mortgage Investors Trust Series 2003-B, Class A1, 1-Month LIBOR + 0.68%, 5.83% (A), 04/25/2028	73,482	68,698
Mill City Mortgage Loan Trust Series 2019-GS2, Class A1, 2.75% (A), 08/25/2059 (B)	159,282	147,731
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4, 3.37%, 10/15/2048	900,000	855,778
MortgageIT Trust Series 2005-2, Class 1A1, 1-Month LIBOR + 0.52%, 5.67% (A), 05/25/2035	9,026	8,670
Natixis Commercial Mortgage Securities Trust Series 2019-10K, Class A, 3.62%, 05/15/2039 (B)	700,000	612,437
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	326,749	301,112
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	144,605	132,494
NYO Commercial Mortgage Trust Series 2021-1290, Class A, 1-Month Term SOFR + 1.21%, 6.36% (A), 11/15/2038 (B)	500,000	453,652
Towd Point Mortgage Funding - Granite4 PLC Series 2019-GR4A, Class A1, SONIA + 1.14%, 5.64% (A), 10/20/2051 (B)	GBP 417,352	530,138
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR9, Class 2A, 12-MTA + 1.05%, 5.02% (A), 08/25/2046	$ 328,127	268,823
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (B)	900,000	756,711

Total Mortgage-Backed Securities (Cost $9,096,125)		8,194,872

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.6%
California - 0.2%
State of California, General Obligation Unlimited, 7.35%, 11/01/2039	$ 300,000	$ 364,932

Illinois - 0.1%
Sales Tax Securitization Corp., Revenue Bonds, Series B, 3.24%, 01/01/2042	400,000	319,182

Louisiana - 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Series A1, 5.08%, 06/01/2031	100,000	99,737

New York - 0.1%
New York State Urban Development Corp., Revenue Bonds, 1.83%, 03/15/2029	300,000	254,582

Texas - 0.1%
Texas Natural Gas Securitization Finance Corp., Revenue Bonds, 5.10%, 04/01/2035	100,000	100,365

Total Municipal Government Obligations (Cost $1,289,392)		1,138,798

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.9%
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048	222,544	218,491
5.00%, 06/01/2053	1,195,098	1,171,697
6.00%, 01/01/2053	1,274,320	1,285,835
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 3.34% (A), 04/25/2028	1,000,000	927,634
Federal Home Loan Mortgage Corp. REMICS
1-Month LIBOR + 0.35%, 4.35% (A), 01/15/2038	250,712	243,425
1-Month LIBOR + 0.40%, 5.59% (A), 02/15/2041 - 09/15/2045	134,125	130,868
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS 0.00% (A), 01/15/2038	250,712	10,396
Federal Home Loan Mortgage Corp., Interest Only STRIPS (1.00) * 1-Month LIBOR + 5.89%, 0.70% (A), 09/15/2043	343,145	30,215
Federal National Mortgage Association
3.50%, 06/01/2045	51,118	47,572
4.00%, 09/01/2048	47,191	44,989
5.00%, 04/01/2053 - 05/01/2053	3,995,268	3,917,380
5.50%, 04/01/2053	699,276	697,521
Federal National Mortgage Association REMICS 1-Month LIBOR + 0.55%, 5.70% (A), 02/25/2041	42,692	42,543

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMICS, Interest Only STRIPS 3.00%, 03/25/2028	$ 126,718	$ 6,034
Government National Mortgage Association
4.00%, TBA (K)	700,000	662,730
4.50%, 11/20/2052	296,030	285,928
Government National Mortgage Association REMICS 1-Month LIBOR + 0.80%, 5.89% (A), 05/20/2066 - 06/20/2066	1,129,080	1,120,614
Tagua Leasing LLC 1.58%, 11/16/2024	27,282	26,444
Tennessee Valley Authority 3.88%, 03/15/2028	600,000	590,072
Uniform Mortgage-Backed Security
2.50%, TBA (K)	200,000	169,781
3.00%, TBA (K)	2,700,000	2,380,219
3.50%, TBA (K)	1,600,000	1,459,750
4.00%, TBA (K)	4,800,000	4,503,938
4.50%, TBA (K)	2,400,000	2,309,344
5.00%, TBA (K)	400,000	392,188
5.50%, TBA (K)	200,000	199,086
6.50%, TBA (K)	1,900,000	1,939,336

Total U.S. Government Agency Obligations (Cost $25,327,727)		24,814,030

U.S. GOVERNMENT OBLIGATIONS - 18.6%
U.S. Treasury - 17.8%
U.S. Treasury Bonds
1.13%, 05/15/2040	270,000	174,698
1.13%, 08/15/2040 (L)	520,000	333,694
1.75%, 08/15/2041	12,400,000	8,695,984
1.88%, 02/15/2041 (L)	4,800,000	3,480,188
2.00%, 11/15/2041	6,800,000	4,968,781
2.25%, 05/15/2041	700,000	538,262
3.00%, 02/15/2048 - 08/15/2048 (L)	2,000,000	1,683,233
3.00%, 08/15/2052	700,000	594,152
3.13%, 11/15/2041 - 05/15/2048 (L)	5,060,000	4,407,370
3.25%, 05/15/2042	1,400,000	1,247,258
3.38%, 08/15/2042	1,300,000	1,178,176
3.88%, 05/15/2043	900,000	876,656
4.00%, 11/15/2042	3,500,000	3,472,109
4.38%, 05/15/2041 (L)	2,460,000	2,585,114

		34,235,675

U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 01/15/2032	437,676	384,868
0.63%, 07/15/2032	1,148,323	1,054,394

		1,439,262

Total U.S. Government Obligations (Cost $43,293,667)		35,674,937

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.1%
U.S. Treasury Bills
5.29% (M), 08/24/2023 (N)	11,000	10,918
5.35% (M), 08/24/2023 (N)	264,000	262,024

Total Short-Term U.S. Government Obligations (Cost $272,852)		272,942

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (M)	909,862	$ 909,862

Total Other Investment Company (Cost $909,862)		909,862

	Principal	Value
REPURCHASE AGREEMENTS - 35.0%
BNP Paribas SA, 5.16% (M), dated 06/30/2023, to be repurchased at $14,306,149 on 07/03/2023. Collateralized by a U.S. Government Obligation, 2.00%, due 08/15/2025, and with a value of $14,604,922.	$ 14,300,000	14,300,000
Fixed Income Clearing Corp., 2.30% (M), dated 06/30/2023, to be repurchased at $2,917,474 on 07/03/2023. Collateralized by a U.S. Government Obligation, 4.63%, due 03/15/2026, and with a value of $2,975,323.	2,916,915	2,916,915

Principal	Value
REPURCHASE AGREEMENTS (continued)

Royal Bank of Canada, 5.16% (M), dated 06/30/2023, to be repurchased at $50,021,500 on 07/03/2023. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2027, and with a value of $51,120,624.

$ 50,000,000	$ 50,000,000

Total Repurchase Agreements (Cost $67,216,915)	67,216,915

Total Investments Excluding Options Purchased (Cost $214,766,338)	200,165,121
Total Options Purchased - 0.5% (Cost $1,189,386)	991,600

Total Investments (Cost $215,955,724)	201,156,721
Net Other Assets (Liabilities) - (4.8)%	(9,154,611)

Net Assets - 100.0%	$ 192,002,110

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	MSC	USD	3,750.00	06/21/2024	USD	59,635,092	134	$1,189,386	$991,600

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 7-Year	GSB	1-Year USD-SOFR	Receive	3.35%	07/27/2023	USD	300,000	$(712)	$(453)
Call - 10-Year	GSB	1-Year USD-SOFR	Receive	3.26	07/26/2023	USD	100,000	(325)	(186)
Call - 10-Year	MSC	1-Year USD-SOFR	Receive	3.27	07/24/2023	USD	300,000	(992)	(524)
Call - 10-Year	MSC	1-Year USD-SOFR	Receive	3.30	07/10/2023	USD	100,000	(348)	(44)
Call - 30-Year	BOA	1-Year USD-SOFR	Receive	3.06	07/14/2023	USD	200,000	(1,460)	(706)
Put - 7-Year	GSB	1-Year USD-SOFR	Pay	3.85	07/27/2023	USD	300,000	(712)	(991)
Put - 10-Year	GSB	1-Year USD-SOFR	Pay	3.66	07/26/2023	USD	100,000	(325)	(486)
Put - 10-Year	MSC	1-Year USD-SOFR	Pay	3.67	07/24/2023	USD	300,000	(992)	(1,293)
Put - 10-Year	MSC	1-Year USD-SOFR	Pay	3.75	07/10/2023	USD	100,000	(348)	(80)
Put - 30-Year	BOA	1-Year USD-SOFR	Pay	3.36	07/14/2023	USD	200,000	(1,460)	(369)

Total								$(7,674)	$(5,132)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(7,674)	$(5,132)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (O)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023 (P)	Notional Amount (Q)		Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AT&T, Inc.	1.00%	Quarterly	06/20/2028	0.96%	USD	400,000	$ 537	$ (2,346)	$ 2,883
Verizon Communications, Inc.	1.00	Quarterly	06/20/2028	0.95	USD	200,000	394	(437)	831

Total							$ 931	$ (2,783)	$ 3,714

Credit Default Swap Agreements on Credit Indices - Sell Protection (O)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (Q)		Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 39	1.00%	Quarterly	06/20/2028	USD	300,000	$ (14,405)	$(19,955)	$5,550

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	300,000	$(17,345)	$—	$(17,345)
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	1,200,000	(68,737)	392	(69,129)
3-Month USD-LIBOR	Pay	0.00	Quarterly	07/21/2023	USD	1,900,000	25,473	—	25,473
3-Month USD-LIBOR	Pay	1.49	Semi-Annually/Quarterly	09/23/2023	USD	1,200,000	20,147	—	20,147
3-Month USD-LIBOR	Pay	2.00	Semi-Annually/Quarterly	09/15/2023	USD	1,500,000	6,130	—	6,130
3-Month USD-SOFR	Receive	0.00	Quarterly	07/21/2023	USD	1,900,000	(25,107)	(2,992)	(22,115)
3-Month USD-SOFR	Pay	1.44	Semi-Annually/Quarterly	07/21/2031	USD	1,400,000	243,337	(218)	243,555
3-Month USD-SOFR	Pay	1.49	Semi-Annually/Quarterly	06/23/2031	USD	1,200,000	186,812	—	186,812
3-Month USD-SOFR	Pay	2.00	Semi-Annually/Quarterly	12/15/2051	USD	1,500,000	395,277	(48,540)	443,817
12-Month USD-SOFR	Pay	1.75	Annually	12/15/2051	USD	1,400,000	394,719	(56,018)	450,737
12-Month USD-SOFR	Receive	3.47	Annually	02/22/2030	USD	1,200,000	(24,521)	—	(24,521)
12-Month USD-SOFR	Receive	3.50	Annually	06/22/2030	USD	800,000	(10,347)	—	(10,347)

Total							$1,125,838	$(107,376)	$1,233,214

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	62	09/29/2023	$12,725,003	$12,607,312	$—	$(117,691)
5-Year U.S. Treasury Notes	73	09/29/2023	7,926,303	7,817,844	—	(108,459)
10-Year U.S. Treasury Notes	46	09/20/2023	5,253,050	5,164,219	—	(88,831)
30-Year U.S. Treasury Bonds	108	09/20/2023	13,701,817	13,705,875	4,058	—
E-Mini Russell 2000® Index	100	09/15/2023	9,466,906	9,518,500	51,594	—
MSCI EAFE Index	90	09/15/2023	9,644,041	9,699,750	55,709	—
S&P 500® E-Mini Index	221	09/15/2023	48,189,304	49,595,162	1,405,858	—

Total					$1,517,219	$(314,981)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Japan Government Bonds	(5)	09/12/2023	$(5,149,092)	$(5,147,441)	$1,651	$—
10-Year U.S. Treasury Ultra Notes	(162)	09/20/2023	(19,386,614)	(19,186,875)	199,739	—

Total					$201,390	$—

Total Futures Contracts					$1,718,609	$(314,981)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	07/05/2023	USD	887,433	EUR	827,000	$—	$(15,203)
CITI	08/02/2023	USD	224,804	CAD	297,703	—	(38)
HSBC	07/05/2023	USD	222,130	CAD	298,000	—	(2,834)
HSBC	07/05/2023	USD	963,057	GBP	778,000	—	(25,031)
JPM	07/05/2023	GBP	778,000	USD	983,703	4,384	—
JPM	08/02/2023	USD	983,912	GBP	778,000	—	(4,384)
JPM	08/16/2023	JPY	167,703,063	USD	1,262,424	—	(91,570)
JPM	09/20/2023	USD	611,039	PEN	2,249,845	—	(5,211)

Total						$4,384	$(144,271)

INVESTMENT VALUATION:

Valuation Inputs (S)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$10,103,893	$—	$10,103,893
Corporate Debt Securities	—	47,409,227	—	47,409,227
Foreign Government Obligations	—	4,067,778	—	4,067,778
Loan Assignment	—	361,867	—	361,867
Mortgage-Backed Securities	—	8,194,872	—	8,194,872
Municipal Government Obligations	—	1,138,798	—	1,138,798
U.S. Government Agency Obligations	—	24,814,030	—	24,814,030
U.S. Government Obligations	—	35,674,937	—	35,674,937
Short-Term U.S. Government Obligations	—	272,942	—	272,942
Other Investment Company	909,862	—	—	909,862
Repurchase Agreements	—	67,216,915	—	67,216,915
Over-the-Counter Options Purchased	991,600	—	—	991,600

Total Investments	$1,901,462	$199,255,259	$—	$201,156,721

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$931	$—	$931
Centrally Cleared Interest Rate Swap Agreements	—	1,271,895	—	1,271,895
Futures Contracts (T)	1,718,609	—	—	1,718,609
Forward Foreign Currency Contracts (T)	—	4,384	—	4,384

Total Other Financial Instruments	$1,718,609	$1,277,210	$—	$2,995,819

LIABILITIES
Other Financial Instruments
Over-the-Counter Interest Rate Swaptions Written	$—	$(5,132)	$—	$(5,132)
Centrally Cleared Credit Default Swap Agreements	—	(14,405)	—	(14,405)
Centrally Cleared Interest Rate Swap Agreements	—	(146,057)	—	(146,057)
Futures Contracts (T)	(314,981)	—	—	(314,981)
Forward Foreign Currency Contracts (T)	—	(144,271)	—	(144,271)

Total Other Financial Instruments	$(314,981)	$(309,865)	$—	$(624,846)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the total value of 144A securities is $31,664,590, representing 16.5% of the Portfolio’s net assets.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2023, the total value of Regulation S securities is $722,813, representing 0.4% of the Portfolio’s net assets.
(D)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of June 30, 2023; the maturity dates disclosed are the ultimate maturity dates.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $891,458, collateralized by cash collateral of $909,862. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Restricted security. At June 30, 2023, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Deutsche Bank AG 2.13%, 11/24/2026	11/17/2020	$200,000	$177,906	0.1%

(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Fixed rate loan commitment at June 30, 2023.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2023, the total value of securities is $703,613, representing 0.4% of the Portfolio’s net assets.
(K)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(L)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended June 30, 2023 was $0 at a weighted average interest rate of 0.00%.
(M)	Rates disclosed reflect the yields at June 30, 2023.
(N)	All or a portion of the security has been segregated by the custodian as collateral for open TBA commitment transactions. The value of the security is $262,024.
(O)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(P)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(Q)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(R)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(S)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(T)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
PEN	Peruvian Sol
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSB	Goldman Sachs Bank
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.

PORTFOLIO ABBREVIATIONS:

CDOR	Canadian Dollar Offered Rate
EAFE	Europe, Australasia and Far East
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Investments, at value (cost $148,738,809) (including securities loaned of $891,458)	$133,939,806
Repurchase agreement, at value (cost $67,216,915)	67,216,915
Cash collateral pledged at broker for:
Centrally cleared swap agreements	732,000
Futures contracts	3,836,000
Foreign currency, at value (cost $182,764)	174,602
Receivables and other assets:
Investments sold	5,594
When-issued, delayed-delivery, forward and TBA commitments sold	11,436,471
Net income from securities lending	449
Interest	959,482
Variation margin receivable on centrally cleared swap agreements	36,284
Variation margin receivable on futures contracts	874,561
Unrealized appreciation on forward foreign currency contracts	4,384
Prepaid expenses	975

Total assets	219,217,523

Liabilities:
Cash collateral received upon return of:
Securities on loan	909,862
Written options and swaptions, at value (premium received $7,674)	5,132
Payables and other liabilities:
Investments purchased	883,431
When-issued, delayed-delivery, forward and TBA commitments purchased	24,958,957
Shares of beneficial interest redeemed	77,510
Investment management fees	124,641
Distribution and service fees	37,616
Transfer agent costs	270
Trustee and CCO fees	769
Audit and tax fees	22,346
Custody fees	26,723
Legal fees	3,509
Printing and shareholder reports fees	11,538
Other accrued expenses	8,838
Unrealized depreciation on forward foreign currency contracts	144,271

Total liabilities	27,215,413

Net assets	$192,002,110

Net assets consist of:
Capital stock ($0.01 par value)	$205,365
Additional paid-in capital	226,520,813
Total distributable earnings (accumulated losses)	(34,724,068)

Net assets	$192,002,110

Net assets by class:
Initial Class	$8,923,261
Service Class	183,078,849

Shares outstanding:
Initial Class	940,890
Service Class	19,595,648

Net asset value and offering price per share:
Initial Class	$9.48
Service Class	9.34

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Interest income	$4,183,664
Net income from securities lending	6,288

Total investment income	4,189,952

Expenses:
Investment management fees	767,650
Distribution and service fees:
Service Class	231,863
Transfer agent costs	1,201
Trustee and CCO fees	3,824
Audit and tax fees	22,745
Custody fees	30,489
Legal fees	6,494
Printing and shareholder reports fees	4,853
Other	14,126

Total expenses	1,083,245

Net investment income (loss)	3,106,707

Net realized gain (loss) on:
Investments	(2,065,097)
Written options and swaptions	41,161
Swap agreements	(46,484)
Futures contracts	2,342,529
Forward foreign currency contracts	(186,698)
Foreign currency transactions	15,579
TBA commitments	22,359

Net realized gain (loss)	123,349

Net change in unrealized appreciation (depreciation) on:
Investments	2,493,690
Written options and swaptions	209
Swap agreements	(31,512)
Futures contracts	2,414,005
Forward foreign currency contracts	(87,485)
Translation of assets and liabilities denominated in foreign currencies	5,564

Net change in unrealized appreciation (depreciation)	4,794,471

Net realized and change in unrealized gain (loss)	4,917,820

Net increase (decrease) in net assets resulting from operations	$8,024,527

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$3,106,707	$3,194,771
Net realized gain (loss)	123,349	(23,464,574)
Net change in unrealized appreciation (depreciation)	4,794,471	(25,058,133)

Net increase (decrease) in net assets resulting from operations	8,024,527	(45,327,936)

Dividends and/or distributions to shareholders:
Initial Class	—	(696,035)
Service Class	—	(14,641,022)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(15,337,057)

Capital share transactions:
Proceeds from shares sold:
Initial Class	194,082	530,551
Service Class	1,798,696	2,525,613

	1,992,778	3,056,164

Dividends and/or distributions reinvested:
Initial Class	—	696,035
Service Class	—	14,641,022

	—	15,337,057

Cost of shares redeemed:
Initial Class	(424,456)	(1,044,152)
Service Class	(14,030,347)	(33,384,271)

	(14,454,803)	(34,428,423)

Net increase (decrease) in net assets resulting from capital share transactions	(12,462,025)	(16,035,202)

Net increase (decrease) in net assets	(4,437,498)	(76,700,195)

Net assets:
Beginning of period/year	196,439,608	273,139,803

End of period/year	$192,002,110	$196,439,608

Capital share transactions - shares:
Shares issued:
Initial Class	20,704	51,359
Service Class	195,621	250,234

	216,325	301,593

Shares reinvested:
Initial Class	—	73,499
Service Class	—	1,565,885

	—	1,639,384

Shares redeemed:
Initial Class	(45,353)	(105,228)
Service Class	(1,518,769)	(3,325,560)

	(1,564,122)	(3,430,788)

Net increase (decrease) in shares outstanding:
Initial Class	(24,649)	19,630
Service Class	(1,323,148)	(1,509,441)

	(1,347,797)	(1,489,811)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018
Net asset value, beginning of period/year	$9.09		$11.84		$12.47		$12.32		$10.49		$12.21

Investment operations:
Net investment income (loss) (A)	0.16		0.17		0.13		0.20		0.24		0.25
Net realized and unrealized gain (loss)	0.23		(2.17)		0.41		1.01		1.63		(0.78)

Total investment operations	0.39		(2.00)		0.54		1.21		1.87		(0.53)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.14)		(0.16)		(0.21)		(0.04)		(0.43)
Net realized gains	—		(0.61)		(1.01)		(0.85)		—		(0.76)

Total dividends and/or distributions to shareholders	—		(0.75)		(1.17)		(1.06)		(0.04)		(1.19)

Net asset value, end of period/year	$9.48		$9.09		$11.84		$12.47		$12.32		$10.49

Total return	4.29	%(B)	(17.12)%		4.43%		10.22%		17.86%		(4.92)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$8,923		$8,782		$11,199		$11,569		$10,796		$9,729
Expenses to average net assets	0.88	%(C)	0.87	%(D)	0.87	%(D)	0.87	%(D)	0.92	%(D)	0.97	%(D)
Net investment income (loss) to average net assets	3.44	%(C)	1.69%		1.03%		1.61%		2.11%		2.11%
Portfolio turnover rate	18	%(B)	34	%(E)	60	%(E)	65	%(E)	64	%(E)	40	%(E)

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Includes interest fee on sale-buyback transactions.
(E)	Excludes sale-buyback transactions.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018
Net asset value, beginning of period/year	$8.97		$11.68		$12.31		$12.18		$10.37		$12.08

Investment operations:
Net investment income (loss) (A)	0.15		0.14		0.09		0.17		0.21		0.21
Net realized and unrealized gain (loss)	0.22		(2.13)		0.42		0.99		1.61		(0.76)

Total investment operations	0.37		(1.99)		0.51		1.16		1.82		(0.55)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.11)		(0.13)		(0.18)		(0.01)		(0.40)
Net realized gains	—		(0.61)		(1.01)		(0.85)		—		(0.76)

Total dividends and/or distributions to shareholders	—		(0.72)		(1.14)		(1.03)		(0.01)		(1.16)

Net asset value, end of period/year	$9.34		$8.97		$11.68		$12.31		$12.18		$10.37

Total return	4.12	%(B)	(17.29)%		4.21%		9.89%		17.57%		(5.15)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$183,079		$187,658		$261,941		$306,221		$284,650		$260,628
Expenses to average net assets	1.13	%(C)	1.12	%(D)	1.12	%(D)	1.12	%(D)	1.17	%(D)	1.22	%(D)
Net investment income (loss) to average net assets	3.19	%(C)	1.42%		0.78%		1.36%		1.86%		1.85%
Portfolio turnover rate	18	%(B)	34	%(E)	60	%(E)	65	%(E)	64	%(E)	40	%(E)

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Includes interest fee on sale-buyback transactions.
(E)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Tactical – Conservative VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2023 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unfunded loan participations at June 30, 2023. Open funded loan participations and assignments at June 30, 2023, if any, are included within the Schedule of Investments.

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2023, if any, are identified within the Schedule of Investments.

Restricted securities: The Portfolio may invest in unregulated restricted securities. Restricted securities are subject to legal or contractual restrictions on resale. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933.

Restricted securities held at June 30, 2023, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2023, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2023, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Sale-buyback: The Portfolio may enter into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio, the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio’s portfolio turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2023, the Portfolio earned price drop fee income of $0. The price drop fee income is included in Interest income within the Statement of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions within the Statement of Assets and Liabilities. The interest expense is included within Interest income on the Statement of Operations. In periods of increased demand of the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is included in Interest income on the Statement of Operations.

Open sale-buyback financing transactions at June 30, 2023, if any, are identified within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$909,862	$—	$—	$—	$909,862
Total Borrowings	$909,862	$—	$—	$—	$909,862

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Portfolio may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Portfolio the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Portfolio may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolio the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Interest rate-capped options: The Portfolio may purchase or write interest rate-capped options. Purchasing or writing interest rate-capped options gives the Portfolio the right, but not the obligation to buy or sell an option which applies a cap to protect the Portfolio from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate-linked products.

Credit default swaptions: The Portfolio may purchase or write credit default swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. Purchasing or writing credit default swaptions gives the Portfolio the right, but not the obligation to buy or sell credit protection on a specific reference with a specific maturity.

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a liability within the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Open option contracts at June 30, 2023, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Open centrally cleared swap agreements and open OTC swap agreements at June 30, 2023, if any, are listed within the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2023, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2023, if any, are listed within the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2023.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value (A)	$—	$—	$991,600	$—	$—	$991,600
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	1,271,895	—	—	931	—	1,272,826
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	205,448	—	1,513,161	—	—	1,718,609
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	4,384	—	—	—	4,384
Total	$1,477,343	$4,384	$2,504,761	$931	$—	$3,987,419

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions:
Written options and swaptions, at value (A)	$(5,132)	$—	$—	$—	$—	$(5,132)
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	(146,057)	—	—	(14,405)	—	(160,462)
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	(314,981)	—	—	—	—	(314,981)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(144,271)	—	—	—	(144,271)
Total	$(466,170)	$(144,271)	$—	$(14,405)	$—	$(624,846)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2023.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$(704,119)	$—	$—	$(704,119)
Written options and swaptions	41,161	—	—	—	—	41,161
Swap agreements	107,631	—	—	(154,115)	—	(46,484)
Futures contracts	154,058	—	2,188,471	—	—	2,342,529
Forward foreign currency contracts	—	(186,698)	—	—	—	(186,698)
Total	$302,850	$(186,698)	$1,484,352	$(154,115)	$—	$1,446,389

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$(97,294)	$—	$—	$(97,294)
Written options and swaptions	209	—	—	—	—	209
Swap agreements	(123,854)	—	—	92,342	—	(31,512)
Futures contracts	(36,793)	—	2,450,798	—	—	2,414,005
Forward foreign currency contracts	—	(87,485)	—	—	—	(87,485)
Total	$(160,438)	$(87,485)	$2,353,504	$92,342	$—	$2,197,923

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2023.

Options:
Average value of option contracts purchased	$603,537
Average value of option contracts written	(2,334)
Average notional value of swaption contracts written	(2,112,606)
Credit default swaps:
Average notional value — buy protection	3,600,000
Average notional value — sell protection	414,286
Interest rate swaps:
Average notional value — pays fixed rate	7,628,571
Average notional value — receives fixed rate	3,197,774
Futures contracts:
Average notional value of contracts — long	75,379,295
Average notional value of contracts — short	(18,679,780)
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	2,898,803
Average contract amounts sold — in USD	4,260,542

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2023. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities			Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities
Counterparty		Financial Instruments	Collateral Received (B)	Net Receivable		Financial Instruments	Collateral Pledged (B)	Net Payable
	Assets				Liabilities
Bank of America, N.A.	$—	$—	$—	$—	$1,075	$—	$—	$1,075
Citibank, N.A.	—	—	—	—	15,241	—	—	15,241
Goldman Sachs Bank	—	—	—	—	2,116	—	—	2,116
HSBC Bank USA	—	—	—	—	27,865	—	—	27,865
JPMorgan Chase Bank, N.A.	4,384	(4,384)	—	—	101,165	(4,384)	—	96,781
Morgan Stanley & Co.	991,600	(1,941)	—	989,659	1,941	(1,941)	—	—
Other Derivatives (C)	2,991,435	—	—	2,991,435	475,443	—	—	475,443

Total	$3,987,419	$(6,325)	$—	$3,981,094	$624,846	$(6,325)	$—	$618,521

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options, exchange-traded swap agreements and occasionally forward positions, that are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy or other issuer is incorrect.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). The UK Financial Conduct Authority and LIBOR’s administrator announced that the use of LIBOR will be phased out; most LIBOR rates are no longer published as of the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that a subset of LIBOR rates may be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $750 million	0.79%
Over $750 million up to $1.5 billion	0.78
Over $1.5 billion	0.75

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.92%	May 1, 2024
Service Class	1.17	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 14,656,034	$ 10,716,546	$ 16,700,843	$ 3,256,375

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 215,955,724	$ 3,777,195	$ (16,067,437)	$ (12,290,242)

11. NEW ACCOUNTING PRONOUNCEMENT

In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-06 (“ASU 2022-06”), “Reference Rate Reform (Topic 848)”. ASU 2022-06 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2022-06 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024 for all entities. Management does not expect ASU 2022-06 to have a material impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PIMCO Tactical – Conservative VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was in line with the median for its peer universe for the past 10-year period and below the median for the past 1-, 3- and 5- year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its composite benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2023.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Conservative VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,085.30	$4.65	$1,020.30	$4.51	0.90%
Service Class	1,000.00	1,083.50	5.94	1,019.10	5.76	1.15

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Repurchase Agreements	118.1%
Corporate Debt Securities	11.3
U.S. Government Agency Obligations	9.8
U.S. Government Obligations	9.8
Asset-Backed Securities	2.5
Mortgage-Backed Securities	1.9
Over-the-Counter Options Purchased	1.1
Foreign Government Obligations	0.9
Short-Term U.S. Government Obligations	0.8
Municipal Government Obligations	0.2
Other Investment Company	0.2
Loan Assignment	0.1
Net Other Assets (Liabilities) ^	(56.7)
Total	100.0%

Portfolio Characteristics	Years
Average Maturity §	3.93
Duration †	2.37

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 2.5%
Anchorage Capital CLO 6 Ltd. Series 2015-6A, Class ARR, 3-Month LIBOR + 1.05%, 6.31% (A), 07/15/2030 (B)	$96,376	$95,587
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL2, Class A, 1-Month LIBOR + 1.10%, 6.29% (A), 05/15/2036 (B)	200,000	196,381
Series 2022-FL1, Class A, 1-Month SOFR Average + 1.45%, 6.52% (A), 01/15/2037 (B)	200,000	196,379
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A, 5.44%, 02/22/2028 (B)	400,000	393,514
Series 2023-5A, Class A,
5.78%, 04/20/2028 (B)	200,000	198,088
BDS LLC Series 2022-FL11, Class ATS, 1-Month Term SOFR + 1.80%, 6.88% (A), 03/19/2039 (B)	200,000	196,827
Birch Grove CLO Ltd. Series 19A, Class AR, 3-Month LIBOR + 1.13%, 6.68% (A), 06/15/2031 (B)	300,000	296,055
BMW Canada Auto Trust Series 2023-1A, Class A1, 5.43%, 01/20/2026 (B)	CAD 200,000	150,680
Citizens Auto Receivables Trust Series 2023-1, Class A4, 5.78%, 10/15/2030 (B)	$ 400,000	398,314
DLLMT LLC Series 2023-1A, Class A2, 5.78%, 11/20/2025 (B)	100,000	99,370
Exeter Automobile Receivables Trust Series 2023-3A, Class A2, 6.11%, 09/15/2025	400,000	399,872
Ford Credit Auto Owner Trust Series 2023-A, 1-Month SOFR Average + 0.72%, 5.79% (A), 03/15/2026	300,000	300,786
FORT CRE Issuer LLC Series 2022-FL3, Class A, 1-Month SOFR Average + 1.85%, 6.92% (A), 02/23/2039 (B)	300,000	288,475
Fremont Home Loan Trust Series 2005-1, Class M5, 1-Month LIBOR + 1.07%, 6.22% (A), 06/25/2035	135,645	127,897
GM Financial Automobile Leasing Trust Series 2023-2, Class A2B, 5.89% (A), 10/20/2025	200,000	200,492
Kubota Credit Owner Trust Series 2023-1A, Class A2, 5.40%, 02/17/2026 (B)	300,000	297,285
LFT CRE Ltd. Series 2021-FL1, Class A, 1-Month LIBOR + 1.17%, 6.36% (A), 06/15/2039 (B)	200,000	193,700

	Principal	Value
ASSET-BACKED SECURITIES (continued)
LoanCore Issuer Ltd. Series 2022-CRE7, Class A, 1-Month SOFR Average + 1.55%, 6.62% (A), 01/17/2037 (B)	$ 300,000	$ 294,301
Louisiana Local Government Environmental Facilities & Community Development Authority Series 2022-ELL, Class A3, 4.28%, 02/01/2036	200,000	188,122
Man GLG Euro CLO VI DAC Series 6A, Class AR, 3-Month EURIBOR + 0.81%, 3.99% (A), 10/15/2032 (B)	EUR 299,664	319,140
MASTR Asset-Backed Securities Trust Series 2004-WMC3, Class M1, 1-Month LIBOR + 0.83%, 5.98% (A), 10/25/2034	$ 100,119	95,027
Merrill Lynch Mortgage Investors Trust Series 2004-WMC5, Class M1, 1-Month LIBOR + 0.93%, 6.08% (A), 07/25/2035	78,368	75,546
Northstar Education Finance, Inc. Series 2012-1, Class A, 1-Month LIBOR + 0.70%, 5.85% (A), 12/26/2031 (B)	5,829	5,797
Octane Receivables Trust Series 2023-2A, Class A1, 5.68%, 05/20/2024 (B)	181,604	181,565
PHEAA Student Loan Trust Series 2016-2A, Class A, 1-Month LIBOR + 0.95%, 6.09% (A), 11/25/2065 (B)	79,179	78,095
RAMP Trust Series 2005-RS6, Class M4, 1-Month LIBOR + 0.98%, 6.13% (A), 06/25/2035	6,522	6,508
Romark CLO Ltd. Series 2017-1A, Class A1R, 3-Month LIBOR + 1.03%, 6.30% (A), 10/23/2030 (B)	248,190	245,471
Santander Drive Auto Receivables Trust Series 2023-2, Class A2, 5.87%, 03/16/2026	200,000	199,784
SMB Private Education Loan Trust Series 2016-B, Class A2B, 1-Month LIBOR + 1.45%, 6.64% (A), 02/17/2032 (B)	90,628	90,576
STWD Ltd. Series 2022-FL3, Class A, 1-Month SOFR Average + 1.35%, 6.42% (A), 11/15/2038 (B)	300,000	293,335
TRTX Issuer Ltd. Series 2022-FL5, Class A, 1-Month SOFR Average + 1.65%, 6.72% (A), 02/15/2039 (B)	300,000	291,880
Vibrant CLO VI Ltd. Series 2017-6A, Class AR, 3-Month LIBOR + 0.95%, 6.46% (A), 06/20/2029 (B)	96,854	95,849

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
VMC Finance LLC Series 2022-FL5, Class A, 1-Month SOFR Average + 1.90%, 6.97% (A), 02/18/2039 (B)	$ 250,000	$ 245,148

Total Asset-Backed Securities (Cost $6,858,090)		6,735,846

CORPORATE DEBT SECURITIES - 11.3%
Aerospace & Defense - 0.1%
Boeing Co. 3.60%, 05/01/2034	100,000	85,087
Spirit AeroSystems, Inc. 3.85%, 06/15/2026	100,000	92,878

		177,965

Automobiles - 0.1%
Nissan Motor Acceptance Co. LLC 2.00%, 03/09/2026 (B)	100,000	87,481
Nissan Motor Co. Ltd. 4.35%, 09/17/2027 (B)	200,000	181,905

		269,386

Banks - 2.6%
Bank Leumi Le-Israel BM 5.13%, 07/27/2027 (C)	200,000	198,355
Bank of Ireland Group PLC 4.50%, 11/25/2023 (B)	300,000	297,024
Barclays PLC
Fixed until 08/09/2025, 5.30% (A), 08/09/2026	400,000	390,129
Fixed until 11/02/2027, 7.39% (A), 11/02/2028	200,000	208,286
Citigroup, Inc. 4.40%, 06/10/2025	750,000	728,381
HSBC Holdings PLC
Fixed until 07/24/2026, 1.75% (A), 07/24/2027	GBP 200,000	216,324
Fixed until 08/11/2032, 5.40% (A), 08/11/2033	$ 300,000	293,203
Fixed until 11/03/2027, 7.39% (A), 11/03/2028	200,000	211,010
Intesa Sanpaolo SpA 6.63%, 06/20/2033 (B)	200,000	199,195
Israel Discount Bank Ltd. 5.38%, 01/26/2028 (C)	200,000	196,845
JPMorgan Chase & Co. 5.35% (A), 06/01/2034	300,000	302,246
KKR Group Finance Co. XII LLC 4.85%, 05/17/2032 (B)	200,000	188,456
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	189,564
4.55%, 08/16/2028	600,000	567,460
Mizuho Financial Group, Inc.
Fixed until 05/22/2026, 1.23% (A), 05/22/2027	200,000	175,533
5.78% (A), 07/06/2029	200,000	200,427
NatWest Group PLC
Fixed until 05/22/2027, 3.07% (A), 05/22/2028	200,000	179,827

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
NatWest Group PLC (continued)
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	$ 300,000	$ 285,271
Santander Holdings USA, Inc. 3.45%, 06/02/2025	400,000	377,150
Santander UK Group Holdings PLC Fixed until 03/15/2031, 2.90% (A), 03/15/2032	200,000	161,677
Societe Generale SA Fixed until 12/14/2025, 1.49% (A), 12/14/2026 (B)	200,000	175,944
Standard Chartered PLC Fixed until 11/16/2027, 7.77% (A), 11/16/2028 (B)	200,000	212,138
Stichting AK Rabobank Certificaten 6.50%, 12/29/2049 (C) (D) (E) (F)	EUR 210,100	212,640
SVB Financial Group 4.35%, 04/29/2028 (G)	$ 200,000	140,000
UniCredit SpA Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	350,000	315,854
Wells Fargo & Co. Fixed until 06/17/2026, 3.20% (A), 06/17/2027	200,000	187,813

		6,810,752

Beverages - 0.0% (H)
Bacardi Ltd. 4.70%, 05/15/2028 (B)	100,000	96,654

Biotechnology - 0.1%
Amgen, Inc.
4.20%, 02/22/2052	200,000	165,251
4.40%, 05/01/2045	200,000	173,192

		338,443

Capital Markets - 1.0%
Banco BTG Pactual SA 4.50%, 01/10/2025 (B)	200,000	193,308
Brighthouse Holdings LLC 6.50% (F), 07/27/2037 (B) (D)	100,000	84,000
Brookfield Finance, Inc. 3.90%, 01/25/2028	700,000	648,098
Deutsche Bank AG Fixed until 11/19/2029, 1.75% (A), 11/19/2030 (C)	EUR 100,000	86,094
Goldman Sachs Group, Inc. 3-Month LIBOR + 1.75%, 7.02% (A), 10/28/2027	$ 300,000	304,900
Moody’s Corp. 3.10%, 11/29/2061	200,000	131,015
Nomura Holdings, Inc. 2.33%, 01/22/2027	400,000	353,502
UBS Group AG
Fixed until 06/05/2025, 2.19% (A), 06/05/2026 (B)	300,000	275,020
4.28%, 01/09/2028 (B)	300,000	277,171
Fixed until 08/05/2026, 4.70% (A), 08/05/2027 (B)	400,000	382,264

		2,735,372

The Notes to Financial Statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.1%
Sasol Financing USA LLC 5.88%, 03/27/2024	$ 300,000	$ 295,984

Communications Equipment - 0.1%
Motorola Solutions, Inc. 2.30%, 11/15/2030	200,000	161,485

Consumer Finance - 0.1%
American Honda Finance Corp. 5.00%, 05/23/2025	200,000	199,132

Containers & Packaging - 0.1%
Berry Global, Inc. 4.88%, 07/15/2026 (B)	200,000	192,250

Distributors - 0.1%
Ferguson Finance PLC 3.25%, 06/02/2030 (B)	300,000	260,259

Diversified REITs - 0.4%
Essex Portfolio LP 4.00%, 03/01/2029	300,000	276,732
GLP Capital LP/GLP Financing II, Inc. 5.38%, 04/15/2026	60,000	58,734
Goodman US Finance Five LLC 4.63%, 05/04/2032 (B)	200,000	183,539
NNN REIT, Inc. 4.80%, 10/15/2048	300,000	246,528
Rexford Industrial Realty LP 5.00%, 06/15/2028	100,000	97,072
VICI Properties LP 4.38%, 05/15/2025	200,000	193,312

		1,055,917

Diversified Telecommunication Services - 0.1%
Bell Telephone Co. of Canada or Bell Canada 4.30%, 07/29/2049	100,000	84,484
Level 3 Financing, Inc. 3.88%, 11/15/2029 (B) (E)	200,000	159,192

		243,676

Electric Utilities - 1.9%
AEP Texas, Inc. 5.25%, 05/15/2052	100,000	94,194
Alabama Power Co. 4.15%, 08/15/2044	200,000	166,175
Arizona Public Service Co. 2.65%, 09/15/2050	100,000	60,839
Consolidated Edison Co. of New York, Inc. 6.15%, 11/15/2052	100,000	109,809
Constellation Energy Generation LLC 5.80%, 03/01/2033	200,000	204,640
Duke Energy Florida LLC 3.40%, 10/01/2046	200,000	149,119
Duke Energy Progress LLC 5.25%, 03/15/2033	100,000	101,528
Electricite de France SA 6.25%, 05/23/2033 (B)	200,000	203,240
ENEL Finance International NV 4.63%, 06/15/2027 (B)	200,000	193,475
Entergy Mississippi LLC 2.85%, 06/01/2028	700,000	627,014

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Eversource Energy 5.45%, 03/01/2028	$ 100,000	$ 100,443
Florida Power & Light Co. 4.40%, 05/15/2028 (E)	100,000	97,948
Georgia Power Co. 4.30%, 03/15/2042	100,000	86,055
4.70%, 05/15/2032	200,000	193,231
Liberty Utilities Finance GP 1 2.05%, 09/15/2030 (B)	200,000	155,334
NextEra Energy Capital Holdings, Inc. 5.05%, 02/28/2033	100,000	98,406
Niagara Mohawk Power Corp. 4.12%, 11/28/2042 (B)	100,000	80,572
Northern States Power Co. 4.50%, 06/01/2052	100,000	89,890
Pacific Gas & Electric Co. 3.45%, 07/01/2025	250,000	236,015
3.50%, 06/15/2025	110,000	104,745
3.75%, 07/01/2028 - 08/15/2042	450,000	361,935
PacifiCorp 5.50%, 05/15/2054	100,000	93,701
Pennsylvania Electric Co. 3.60%, 06/01/2029 (B)	400,000	362,925
San Diego Gas & Electric Co. 1.70%, 10/01/2030	100,000	79,947
Southern California Edison Co. 3.90%, 03/15/2043	100,000	79,383
4.00%, 04/01/2047	300,000	237,846
4.65%, 10/01/2043	300,000	261,969
Southwestern Electric Power Co. 6.20%, 03/15/2040	400,000	408,211

		5,038,589

Financial Services - 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.88%, 08/14/2024	150,000	144,137
Aviation Capital Group LLC 5.50%, 12/15/2024 (B)	200,000	195,732
Avolon Holdings Funding Ltd. 2.53%, 11/18/2027 (B)	79,000	66,598
2.88%, 02/15/2025 (B)	100,000	92,983
Global Payments, Inc. 4.95%, 08/15/2027	300,000	291,936
LeasePlan Corp. NV 2.88%, 10/24/2024 (B)	200,000	190,514
Park Aerospace Holdings Ltd. 5.50%, 02/15/2024 (B)	28,000	27,680
PennyMac Financial Services, Inc. 5.38%, 10/15/2025 (B)	100,000	94,500

		1,104,080

Gas Utilities - 0.2%
Brooklyn Union Gas Co. 4.63%, 08/05/2027 (B)	200,000	191,672
Southern California Gas Co. 4.13%, 06/01/2048	300,000	242,593

		434,265

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Ground Transportation - 0.1%
DAE Funding LLC 2.63%, 03/20/2025 (B)	$ 200,000	$ 187,740
Fortress Transportation & Infrastructure Investors LLC 6.50%, 10/01/2025 (B)	153,000	150,729

		338,469

Health Care Providers & Services - 0.7%
AHS Hospital Corp. 5.02%, 07/01/2045	200,000	193,213
Centene Corp. 2.50%, 03/01/2031	100,000	79,747
CHRISTUS Health 4.34%, 07/01/2028	200,000	189,402
CVS Health Corp. 5.13%, 02/21/2030	100,000	99,264
5.25%, 01/30/2031	100,000	99,571
Fresenius Medical Care US Finance III, Inc. 2.38%, 02/16/2031 (B)	200,000	151,686
Hackensack Meridian Health, Inc. 4.50%, 07/01/2057	100,000	89,135
HCA, Inc. 4.13%, 06/15/2029	100,000	92,484
5.20%, 06/01/2028	100,000	99,104
Humana, Inc. 5.75%, 03/01/2028	200,000	203,443
Nationwide Children’s Hospital, Inc. 4.56%, 11/01/2052	200,000	184,693
Northwell Healthcare, Inc. 3.98%, 11/01/2046	200,000	156,021
Providence St. Joseph Health Obligated Group 5.40%, 10/01/2033	100,000	98,644

		1,736,407

Health Care REITs - 0.0% (H)
Omega Healthcare Investors, Inc. 3.25%, 04/15/2033	100,000	74,264

Hotels, Restaurants & Leisure - 0.1%
Marriott International, Inc. 2.85%, 04/15/2031	100,000	84,048
Sands China Ltd. 4.30%, 01/08/2026	300,000	282,086

		366,134

Insurance - 0.2%
Equitable Financial Life Global Funding 5.50%, 12/02/2025 (B)	100,000	98,684
Fairfax Financial Holdings Ltd. 3.38%, 03/03/2031	100,000	84,424
Liberty Mutual Group, Inc. 5.50%, 06/15/2052 (B)	200,000	188,181
Willis North America, Inc. 4.65%, 06/15/2027	200,000	194,191

		565,480

Interactive Media & Services - 0.1%
Meta Platforms, Inc. 5.60%, 05/15/2053	100,000	102,653

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.1%
CGI, Inc. 2.30%, 09/14/2031	$ 200,000	$ 156,353

Life Sciences Tools & Services - 0.0% (H)
Illumina, Inc. 2.55%, 03/23/2031	100,000	82,501

Media - 0.4%
Charter Communications Operating LLC/ Charter Communications Operating Capital 4.20%, 03/15/2028	300,000	281,012
4.80%, 03/01/2050	200,000	150,725
Comcast Corp. 2.94%, 11/01/2056	941,000	611,804

		1,043,541

Office REITs - 0.1%
Alexandria Real Estate Equities, Inc. 4.50%, 07/30/2029	200,000	188,893

Oil, Gas & Consumable Fuels - 0.7%
Boardwalk Pipelines LP 3.40%, 02/15/2031	200,000	171,685
Cheniere Energy Partners LP 5.95%, 06/30/2033 (B)	100,000	100,419
Enbridge, Inc. 5.70%, 03/08/2033	100,000	101,292
Energy Transfer LP 4.75%, 01/15/2026	400,000	390,914
7.50%, 07/01/2038	50,000	54,786
Enterprise Products Operating LLC 3.20%, 02/15/2052	230,000	161,341
Kinder Morgan, Inc. 7.75%, 01/15/2032	100,000	112,854
Midwest Connector Capital Co. LLC 3.90%, 04/01/2024 (B)	200,000	195,802
Ovintiv, Inc. 7.10%, 07/15/2053	100,000	102,798
Rockies Express Pipeline LLC 4.80%, 05/15/2030 (B)	200,000	174,976
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	100,000	86,396
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	100,000	105,530
Woodside Finance Ltd. 3.65%, 03/05/2025 (B)	10,000	9,625

		1,768,418

Passenger Airlines - 0.3%
American Airlines Pass-Through Trust 3.00%, 04/15/2030	139,458	123,509
3.25%, 04/15/2030	69,677	58,926
3.50%, 08/15/2033	75,356	61,325
British Airways Pass-Through Trust 3.80%, 03/20/2033 (B)	136,082	123,763
Spirit Airlines Pass-Through Trust 4.10%, 10/01/2029	58,738	53,076
United Airlines Pass-Through Trust
2.88%, 04/07/2030	212,778	187,323
3.10%, 01/07/2030 - 04/07/2030	283,757	244,155

		852,077

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 0.2%
Bayer US Finance II LLC 4.63%, 06/25/2038 (B)	$ 600,000	$ 522,066
Pfizer Investment Enterprises Pte Ltd. 4.65%, 05/19/2030	100,000	98,793

		620,859

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc. 3.19%, 11/15/2036 (B)	100,000	75,523
Micron Technology, Inc. 6.75%, 11/01/2029	100,000	103,892

		179,415

Software - 0.4%
Open Text Corp. 6.90%, 12/01/2027 (B)	200,000	203,622
Oracle Corp. 2.95%, 05/15/2025	760,000	724,772
4.90%, 02/06/2033	200,000	194,060

		1,122,454

Specialized REITs - 0.4%
American Tower Corp. 2.10%, 06/15/2030	100,000	80,739
4.00%, 06/01/2025	760,000	733,944
5.55%, 07/15/2033	100,000	100,335

		915,018

Tobacco - 0.0% (H)
Philip Morris International, Inc. 5.38%, 02/15/2033	100,000	99,740

Wireless Telecommunication Services - 0.0% (H)
T-Mobile USA, Inc. 5.05%, 07/15/2033	100,000	98,113

Total Corporate Debt Securities (Cost $32,797,135)		29,724,998

FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
Canada - 0.1%
Province of Quebec 2.50%, 04/20/2026	600,000	564,809

Dominican Republic - 0.1%
Dominican Republic International Bonds 4.88%, 09/23/2032 (B)	200,000	169,978

Indonesia - 0.1%
Perusahaan Penerbit SBSN Indonesia III 4.40%, 06/06/2027 (B)	200,000	196,699

Italy - 0.1%
Cassa Depositi e Prestiti SpA 5.75%, 05/05/2026 (B)	200,000	197,349

Japan - 0.2%
Japan Finance Organization for Municipalities 2.13%, 10/25/2023 (B)	800,000	791,378

Mexico - 0.1%
Mexico Government International Bonds 6.34%, 05/04/2053	200,000	203,732

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Romania - 0.1%
Romania Government International Bonds 2.75%, 04/14/2041 (B)	EUR 200,000	$ 133,556

Serbia - 0.1%
Serbia International Bonds 6.25%, 05/26/2028 (B)	$ 200,000	199,000

Total Foreign Government Obligations (Cost $2,635,362)		2,456,501

LOAN ASSIGNMENT - 0.1%
Capital Markets - 0.1%
Zephyrus Capital Aviation Partners LLC Term Loan, 4.61% (I), 10/15/2038 (J)	231,392	201,037

Total Loan Assignment (Cost $228,742)		201,037

MORTGAGE-BACKED SECURITIES - 1.9%
Angel Oak Mortgage Trust Series 2020-4, Class A1, 1.47% (A), 06/25/2065 (B)	40,093	36,742
Ashford Hospitality Trust Series 2018-ASHF, Class A, 1-Month LIBOR + 1.03%, 6.22% (A), 04/15/2035 (B)	123,629	120,756
BAMLL Commercial Mortgage Securities Trust Series 2019-RLJ, Class A, 1-Month LIBOR + 1.05%, 6.25% (A), 04/15/2036 (B)	300,000	296,580
Bear Stearns Alt-A Trust Series 2005-7, Class 22A1, 4.20% (A), 09/25/2035	77,476	47,744
BIG Commercial Mortgage Trust Series 2022-BIG, Class A, 1-Month Term SOFR + 1.34%, 6.49% (A), 02/15/2039 (B)	200,000	194,518
ChaseFlex Trust Series 2007-2, Class A1, 1-Month LIBOR + 0.56%, 5.71% (A), 05/25/2037	98,384	92,912
COMM Mortgage Trust Series 2018-HOME, Class A, 3.94% (A), 04/10/2033 (B)	300,000	269,137
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-AR7, Class 2A1, 4.23% (A), 11/25/2034	23,623	22,667
DBUBS Mortgage Trust Series 2017-BRBK, Class A, 3.45%, 10/10/2034 (B)	600,000	541,529
DROP Mortgage Trust Series 2021-FILE, Class A, 1-Month LIBOR + 1.15%, 6.34% (A), 10/15/2043 (B)	100,000	90,962
Extended Stay America Trust Series 2021-ESH, Class A, 1-Month LIBOR + 1.08%, 6.27% (A), 07/15/2038 (B)	289,121	283,406

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
HarborView Mortgage Loan Trust Series 2005-4, Class 3A1, 4.20% (A), 07/19/2035	$ 19,045	$ 13,867
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 07/10/2035 (B)	400,000	373,338
La Hipotecaria El Salvadorian Mortgage Trust Series 2016-1A, Class A, 3.36%, 01/15/2046 (B) (J)	211,215	195,283
MASTR Alternative Loan Trust Series 2003-9, Class 4A1, 5.25%, 11/25/2033	56,231	53,478
Merrill Lynch Mortgage Investors Trust Series 2003-B, Class A1, 1-Month LIBOR + 0.68%, 5.83% (A), 04/25/2028	47,238	44,163
Mill City Mortgage Loan Trust Series 2019-GS2, Class A1, 2.75% (A), 08/25/2059 (B)	79,641	73,866
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4, 3.37%, 10/15/2048	500,000	475,433
MortgageIT Trust Series 2005-2, Class 1A1, 1-Month LIBOR + 0.52%, 5.67% (A), 05/25/2035	6,018	5,780
Natixis Commercial Mortgage Securities Trust Series 2019-10K, Class A, 3.62%, 05/15/2039 (B)	400,000	349,964
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	233,392	215,080
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	96,403	88,329
NYO Commercial Mortgage Trust Series 2021-1290, Class A, 1-Month Term SOFR + 1.21%, 6.36% (A), 11/15/2038 (B)	300,000	272,191
Towd Point Mortgage Funding - Granite4 PLC Series 2019-GR4A, Class A1, SONIA + 1.14%, 5.64% (A), 10/20/2051 (B)	GBP 243,456	309,247
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR9, Class 2A, 12-MTA + 1.05%, 5.02% (A), 08/25/2046	$ 191,408	156,813
Worldwide Plaza Trust Series 2017-WWP, Class A, 3.53%, 11/10/2036 (B)	500,000	420,395

Total Mortgage-Backed Securities (Cost $5,553,318)		5,044,180

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.1%
State of California, General Obligation Unlimited, 7.35%, 11/01/2039	$ 150,000	$ 182,466

New York - 0.1%
New York State Urban Development Corp., Revenue Bonds, 1.83%, 03/15/2029	200,000	169,721

Pennsylvania - 0.0% (H)
Commonwealth Financing Authority, Revenue Bonds, Series A, 2.99%, 06/01/2042	200,000	150,005

Total Municipal Government Obligations (Cost $598,890)		502,192

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.8%
Federal Home Loan Mortgage Corp. 4.50%, 08/01/2048	138,963	136,432
5.50%, 02/01/2053	326,562	325,163
6.00%, 01/01/2053	1,176,296	1,186,924
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 3.34% (A), 04/25/2028	600,000	556,580
Federal Home Loan Mortgage Corp. REMICS
3.50%, 01/15/2048	727,162	640,264
1-Month LIBOR + 0.35%, 4.35% (A), 01/15/2038	156,695	152,140
1-Month LIBOR + 0.40%, 5.59% (A), 02/15/2041 - 09/15/2045	353,672	345,139
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS 0.00% (A), 01/15/2038	156,695	6,497
Federal Home Loan Mortgage Corp., Interest Only STRIPS (1.00) * 1-Month LIBOR + 5.89%, 0.70% (A), 09/15/2043	201,850	17,774
Federal National Mortgage Association
3.50%, 06/01/2045	51,118	47,572
4.00%, 09/01/2050	1,453,415	1,375,234
4.50%, 03/01/2039 - 02/01/2041	79,527	78,568
5.50%, 04/01/2053	368,088	367,164
Federal National Mortgage Association REMICS 1-Month LIBOR + 0.55%, 5.70% (A), 02/25/2041	24,395	24,310
Federal National Mortgage Association REMICS, Interest Only STRIPS 3.00%, 03/25/2028	76,031	3,621
Government National Mortgage Association
4.00%, TBA (K)	700,000	662,730
4.50%, 11/20/2052	197,353	190,619
Government National Mortgage Association REMICS 1-Month LIBOR + 0.80%, 5.89% (A), 05/20/2066 - 06/20/2066	721,818	716,442

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tagua Leasing LLC 1.58%, 11/16/2024	$ 13,641	$ 13,222
Tennessee Valley Authority 3.88%, 03/15/2028	400,000	393,382
Uniform Mortgage-Backed Security
3.00%, TBA (K)	6,000,000	5,289,375
3.50%, TBA (K)	1,200,000	1,094,813
4.00%, TBA (K)	5,000,000	4,691,602
4.50%, TBA (K)	2,800,000	2,694,234
5.00%, TBA (K)	1,700,000	1,666,797
5.50%, TBA (K)	200,000	199,086
6.00%, TBA (K)	1,100,000	1,110,055
6.50%, TBA (K)	1,900,000	1,939,336

Total U.S. Government Agency Obligations (Cost $26,520,005)		25,925,075

U.S. GOVERNMENT OBLIGATIONS - 9.8%
U.S. Treasury - 9.4%
U.S. Treasury Bonds
1.13%, 05/15/2040	680,000	439,981
1.38%, 11/15/2040 - 08/15/2050 (L)	7,420,000	4,934,346
1.75%, 08/15/2041	1,700,000	1,192,191
1.88%, 02/15/2041 - 11/15/2051	3,180,000	2,300,318
1.88%, 02/15/2051 (L)	70,000	46,268
2.00%, 11/15/2041	3,200,000	2,338,250
2.25%, 08/15/2049 (L)	70,000	50,764
2.25%, 02/15/2052	200,000	144,281
2.38%, 02/15/2042	900,000	699,469
2.88%, 11/15/2046 (L)	1,200,000	987,047
2.88%, 05/15/2049 - 05/15/2052	390,000	322,454
3.00%, 02/15/2048 - 02/15/2049 (L)	1,990,000	1,675,904
3.00%, 08/15/2052	1,000,000	848,789
3.13%, 11/15/2041 - 05/15/2048 (L)	2,310,000	2,012,701
3.25%, 05/15/2042	1,800,000	1,603,617
3.38%, 08/15/2042	1,400,000	1,268,805
4.00%, 11/15/2042 - 11/15/2052	2,020,000	2,012,932
4.38%, 05/15/2041 (L)	1,900,000	1,996,633

		24,874,750

U.S. Treasury Inflation-Protected Securities - 0.4%
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 01/15/2032	218,838	192,434
0.63%, 07/15/2032	835,144	766,832

		959,266

Total U.S. Government Obligations (Cost $31,725,605)		25,834,016

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.8%
U.S. Treasury Bills
5.22% (M), 08/10/2023	1,800,000	1,790,253
5.35% (M), 08/24/2023 (N)	264,000	262,024

Total Short-Term U.S. Government Obligations (Cost $2,051,697)		2,052,277

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (M)	475,564	$ 475,564

Total Other Investment Company (Cost $475,564)		475,564

	Principal	Value
REPURCHASE AGREEMENTS - 118.1%
BofA Securities, Inc., 5.16% (M), dated 06/30/2023, to be repurchased at $86,337,109 on 07/03/2023. Collateralized by a U.S. Government Obligation, 4.38%, due 05/15/2040, and with a value of $88,690,499.	$ 86,300,000	86,300,000
Fixed Income Clearing Corp., 2.30% (M), dated 06/30/2023, to be repurchased at $7,455,066 on 07/03/2023. Collateralized by a U.S. Government Obligation, 4.63%, due 03/15/2026, and with a value of $7,602,802.	7,453,637	7,453,637
JPMorgan Securities LLC, 5.14% (M), dated 06/30/2023, to be repurchased at $143,240,892 on 07/03/2023. Collateralized by a U.S. Government Obligation, 2.38%, due 05/15/2051, and with a value of $142,900,956.	143,200,000	143,200,000
Royal Bank of Canada, 5.16% (M), dated 06/30/2023, to be repurchased at $75,032,250 on 07/03/2023. Collateralized by a U.S. Government Obligation, 2.25%, due 08/15/2027, and with a value of $76,680,003.	75,000,000	75,000,000

Total Repurchase Agreements (Cost $311,953,637)		311,953,637

Total Investments Excluding Options Purchased (Cost $421,398,045)		410,905,323
Total Options Purchased - 1.1% (Cost $3,541,531)		2,952,600

Total Investments (Cost $424,939,576)		413,857,923
Net Other Assets (Liabilities) - (56.7)%		(149,820,040)

Net Assets - 100.0%		$ 264,037,883

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	MSC	USD	3,750.00	06/21/2024	USD	177,570,162	399	$3,541,531	$2,952,600

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 7-Year	GSB	1-Year USD-SOFR	Receive	3.35%	07/27/2023	USD	200,000	$(475)	$(302)
Call - 10-Year	JPM	1-Year USD-SOFR	Receive	3.25	07/20/2023	USD	300,000	(1,024)	(333)
Call - 10-Year	GSB	1-Year USD-SOFR	Receive	3.26	07/26/2023	USD	100,000	(325)	(186)
Call - 10-Year	MSC	1-Year USD-SOFR	Receive	3.27	07/24/2023	USD	100,000	(331)	(175)
Call - 10-Year	MSC	1-Year USD-SOFR	Receive	3.30	07/10/2023	USD	100,000	(348)	(44)
Call - 30-Year	BNP	1-Year USD-SOFR	Receive	3.00	07/03/2023	USD	100,000	(683)	(2)
Put - 7-Year	GSB	1-Year USD-SOFR	Pay	3.85	07/27/2023	USD	200,000	(475)	(661)
Put - 10-Year	JPM	1-Year USD-SOFR	Pay	3.65	07/20/2023	USD	300,000	(1,024)	(1,255)
Put - 10-Year	GSB	1-Year USD-SOFR	Pay	3.66	07/26/2023	USD	100,000	(325)	(486)
Put - 10-Year	MSC	1-Year USD-SOFR	Pay	3.67	07/24/2023	USD	100,000	(331)	(431)
Put - 10-Year	MSC	1-Year USD-SOFR	Pay	3.75	07/10/2023	USD	100,000	(348)	(80)
Put - 30-Year	BNP	1-Year USD-SOFR	Pay	3.40	07/03/2023	USD	100,000	(683)	(1)

Total								$(6,372)	$(3,956)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(6,372)	$(3,956)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (O)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2023 (P)	Notional Amount (Q)		Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AT&T, Inc.	1.00%	Quarterly	06/20/2028	0.96%	USD	200,000	$269	$(1,173)	$1,442

Credit Default Swap Agreements on Credit Indices - Sell Protection (O)
Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (Q)		Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 39	1.00%	Quarterly	06/20/2028	USD	300,000	$ (14,405)	$ (19,955)	$ 5,550
North America Investment Grade Index - Series 40	1.00	Quarterly	06/20/2028	USD	4,300,000	65,546	32,255	33,291

Total						$ 51,141	$ 12,300	$ 38,841

Interest Rate Swap Agreements
Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	200,000	$(11,563)	$—	$(11,563)
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	700,000	(40,097)	310	(40,407)
3-Month USD-LIBOR	Pay	0.00	Quarterly	07/21/2023	USD	1,200,000	16,088	—	16,088
3-Month USD-LIBOR	Pay	1.49	Semi-Annually/Quarterly	09/23/2023	USD	700,000	11,752	—	11,752
3-Month USD-LIBOR	Pay	2.00	Semi-Annually/Quarterly	09/15/2023	USD	800,000	3,270	—	3,270

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued)

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-SOFR	Receive	0.00%	Quarterly	07/21/2023	USD	1,200,000	$(15,857)	$(1,890)	$(13,967)
3-Month USD-SOFR	Pay	1.49	Semi-Annually/Quarterly	06/23/2031	USD	700,000	108,974	—	108,974
3-Month USD-SOFR	Pay	2.00	Semi-Annually/Quarterly	12/15/2051	USD	800,000	210,814	(25,888)	236,702
12-Month USD-SOFR	Pay	1.75	Annually	12/15/2051	USD	900,000	253,748	(36,011)	289,759
12-Month USD-SOFR	Receive	3.47	Annually	02/22/2030	USD	1,000,000	(20,434)	—	(20,434)

Total							$516,695	$ (63,479)	$580,174

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	28	09/29/2023	$5,776,787	$5,693,625	$—	$(83,162)
10-Year U.S. Treasury Notes	142	09/20/2023	16,215,936	15,941,719	—	(274,217)
30-Year U.S. Treasury Bonds	14	09/20/2023	1,780,865	1,776,688	—	(4,177)
E-Mini Russell 2000® Index	138	09/15/2023	13,066,906	13,135,530	68,624	—
MSCI EAFE Index	370	09/15/2023	39,645,239	39,876,750	231,511	—
S&P 500® E-Mini Index	708	09/15/2023	154,639,656	158,884,050	4,244,394	—

Total					$4,544,529	$(361,556)

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	(26)	09/29/2023	$(2,839,450)	$(2,784,438)	$55,012	$—
10-Year Japan Government Bonds	(3)	09/12/2023	(3,089,497)	(3,088,465)	1,032	—
10-Year U.S. Treasury Ultra Notes	(116)	09/20/2023	(13,881,773)	(13,738,750)	143,023	—

Total					$199,067	$—

Total Futures Contracts					$4,743,596	$(361,556)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	07/05/2023	USD	776,156	EUR	722,000	$—	$(11,877)
BNP	07/05/2023	EUR	722,000	USD	791,095	—	(3,063)
BNP	08/02/2023	USD	792,207	EUR	722,000	3,010	—
BOA	07/05/2023	USD	95,473	DKK	661,155	—	(1,449)
BOA	07/05/2023	DKK	304,409	USD	44,771	—	(146)
BOA	08/02/2023	USD	44,771	DKK	303,900	142	—
CITI	08/02/2023	USD	150,875	CAD	199,800	—	(25)
HSBC	07/05/2023	USD	149,081	CAD	200,000	—	(1,902)
HSBC	07/05/2023	USD	524,853	GBP	424,000	—	(13,642)
JPM	07/05/2023	GBP	424,000	USD	536,106	2,389	—
JPM	08/02/2023	USD	536,219	GBP	424,000	—	(2,389)
JPM	08/16/2023	JPY	104,149,318	USD	784,008	—	(56,868)
JPM	09/20/2023	USD	177,855	PEN	654,862	—	(1,517)
MSC	07/05/2023	DKK	271,475	USD	39,798	—	(1)
MSC	08/02/2023	USD	39,798	DKK	271,023	—	(3)

Total						$5,541	$(92,882)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (S)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$6,735,846	$—	$6,735,846
Corporate Debt Securities	—	29,724,998	—	29,724,998
Foreign Government Obligations	—	2,456,501	—	2,456,501
Loan Assignment	—	201,037	—	201,037
Mortgage-Backed Securities	—	5,044,180	—	5,044,180
Municipal Government Obligations	—	502,192	—	502,192
U.S. Government Agency Obligations	—	25,925,075	—	25,925,075
U.S. Government Obligations	—	25,834,016	—	25,834,016
Short-Term U.S. Government Obligations	—	2,052,277	—	2,052,277
Other Investment Company	475,564	—	—	475,564
Repurchase Agreements	—	311,953,637	—	311,953,637
Over-the-Counter Options Purchased	2,952,600	—	—	2,952,600

Total Investments	$3,428,164	$410,429,759	$—	$413,857,923

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$65,815	$—	$65,815
Centrally Cleared Interest Rate Swap Agreements	—	604,646	—	604,646
Futures Contracts (T)	4,743,596	—	—	4,743,596
Forward Foreign Currency Contracts (T)	—	5,541	—	5,541

Total Other Financial Instruments	$4,743,596	$676,002	$—	$5,419,598

LIABILITIES
Other Financial Instruments
Over-the-Counter Interest Rate Swaptions Written	$—	$(3,956)	$—	$(3,956)
Centrally Cleared Credit Default Swap Agreements	—	(14,405)	—	(14,405)
Centrally Cleared Interest Rate Swap Agreements	—	(87,951)	—	(87,951)
Futures Contracts (T)	(361,556)	—	—	(361,556)
Forward Foreign Currency Contracts (T)	—	(92,882)	—	(92,882)

Total Other Financial Instruments	$(361,556)	$(199,194)	$—	$(560,750)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the total value of 144A securities is $18,760,790, representing 7.1% of the Portfolio’s net assets.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2023, the total value of Regulation S securities is $693,934, representing 0.3% of the Portfolio’s net assets.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $466,025, collateralized by cash collateral of $475,564. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of June 30, 2023; the maturity dates disclosed are the ultimate maturity dates.

The Notes to Financial Statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At June 30, 2023, the value of this security is $140,000, representing 0.1% of the Portfolio’s net assets.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Fixed rate loan commitment at June 30, 2023.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At June 30, 2023, the total value of securities is $396,320, representing 0.2% of the Portfolio’s net assets.
(K)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after June 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(L)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended June 30, 2023 was $0 at a weighted average interest rate of 0.00%.
(M)	Rates disclosed reflect the yields at June 30, 2023.
(N)	All or a portion of the security has been segregated by the custodian as collateral for open TBA commitment transactions. The value of the security is $262,024.
(O)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(P)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(Q)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(R)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(S)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(T)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
PEN	Peruvian Sol
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSB	Goldman Sachs Bank
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.

The Notes to Financial Statements are an integral part of this report. Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

PORTFOLIO ABBREVIATIONS:

CDOR	Canadian Dollar Offered Rate
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Investments, at value (cost $112,985,939) (including securities loaned of $466,025)	$101,904,286
Repurchase agreement, at value (cost $311,953,637)	311,953,637
Cash collateral pledged at broker for:
Centrally cleared swap agreements	455,000
Futures contracts	10,473,000
Foreign currency, at value (cost $139,652)	135,223
Receivables and other assets:
When-issued, delayed-delivery, forward and TBA commitments sold	16,406,289
Net income from securities lending	120
Shares of beneficial interest sold	365
Interest	598,222
Variation margin receivable on centrally cleared swap agreements	28,008
Variation margin receivable on futures contracts	2,491,533
Unrealized appreciation on forward foreign currency contracts	5,541
Prepaid expenses	1,312

Total assets	444,452,536

Liabilities:
Cash collateral received upon return of:
Securities on loan	475,564
Written options and swaptions, at value (premium received $6,372)	3,956
Payables and other liabilities:
Investments purchased	145,881,148
When-issued, delayed-delivery, forward and TBA commitments purchased	33,442,814
Shares of beneficial interest redeemed	200,524
Investment management fees	176,957
Distribution and service fees	51,554
Transfer agent costs	349
Trustee and CCO fees	922
Audit and tax fees	21,880
Custody fees	32,004
Legal fees	4,663
Printing and shareholder reports fees	19,593
Other accrued expenses	9,843
Unrealized depreciation on forward foreign currency contracts	92,882

Total liabilities	180,414,653

Net assets	$264,037,883

Net assets consist of:
Capital stock ($0.01 par value)	$286,139
Additional paid-in capital	305,769,763
Total distributable earnings (accumulated losses)	(42,018,019)

Net assets	$264,037,883

Net assets by class:
Initial Class	$11,918,117
Service Class	252,119,766

Shares outstanding:
Initial Class	1,249,431
Service Class	27,364,517

Net asset value and offering price per share:
Initial Class	$9.54
Service Class	9.21

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Interest income	$5,769,957
Net income from securities lending	3,925

Total investment income	5,773,882

Expenses:
Investment management fees	1,071,277
Distribution and service fees:
Service Class	312,378
Transfer agent costs	1,602
Trustee and CCO fees	5,074
Audit and tax fees	22,424
Custody fees	45,314
Legal fees	8,667
Printing and shareholder reports fees	4,813
Other	15,635

Total expenses	1,487,184

Net investment income (loss)	4,286,698

Net realized gain (loss) on:
Investments	(4,895,015)
Written options and swaptions	41,999
Swap agreements	168,500
Futures contracts	11,101,201
Forward foreign currency contracts	(106,657)
Foreign currency transactions	9,545
TBA commitments	(3,365)

Net realized gain (loss)	6,316,208

Net change in unrealized appreciation (depreciation) on:
Investments	1,652,267
Written options and swaptions	(2,042)
Swap agreements	(195,398)
Futures contracts	9,199,376
Forward foreign currency contracts	(48,015)
Translation of assets and liabilities denominated in foreign currencies	2,654
TBA commitments	(719)

Net change in unrealized appreciation (depreciation)	10,608,123

Net realized and change in unrealized gain (loss)	16,924,331

Net increase (decrease) in net assets resulting from operations	$21,211,029

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$4,286,698	$2,475,517
Net realized gain (loss)	6,316,208	(42,839,824)
Net change in unrealized appreciation (depreciation)	10,608,123	(23,857,334)

Net increase (decrease) in net assets resulting from operations	21,211,029	(64,221,641)

Dividends and/or distributions to shareholders:
Initial Class	—	(1,575,334)
Service Class	—	(36,829,970)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(38,405,304)

Capital share transactions:
Proceeds from shares sold:
Initial Class	228,226	611,776
Service Class	910,438	1,913,770

	1,138,664	2,525,546

Dividends and/or distributions reinvested:
Initial Class	—	1,575,334
Service Class	—	36,829,970

	—	38,405,304

Cost of shares redeemed:
Initial Class	(567,332)	(779,163)
Service Class	(18,306,989)	(47,567,159)

	(18,874,321)	(48,346,322)

Net increase (decrease) in net assets resulting from capital share transactions	(17,735,657)	(7,415,472)

Net increase (decrease) in net assets	3,475,372	(110,042,417)

Net assets:
Beginning of period/year	260,562,511	370,604,928

End of period/year	$264,037,883	$260,562,511

Capital share transactions - shares:
Shares issued:
Initial Class	24,890	58,372
Service Class	102,480	198,484

	127,370	256,856

Shares reinvested:
Initial Class	—	170,491
Service Class	—	4,119,683

	—	4,290,174

Shares redeemed:
Initial Class	(61,764)	(78,569)
Service Class	(2,065,632)	(4,758,580)

	(2,127,396)	(4,837,149)

Net increase (decrease) in shares outstanding:
Initial Class	(36,874)	150,294
Service Class	(1,963,152)	(440,413)

	(2,000,026)	(290,119)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018
Net asset value, beginning of period/year	$8.79		$12.30	$12.11		$12.60		$10.34		$12.82

Investment operations:
Net investment income (loss) (A)	0.16		0.11	(0.00	)(B)	0.12		0.19		0.18
Net realized and unrealized gain (loss)	0.59		(2.23)	1.14		0.95		2.07		(0.98)

Total investment operations	0.75		(2.12)	1.14		1.07		2.26		(0.80)

Dividends and/or distributions to shareholders:
Net investment income	—		—	—		(0.52)		—		(0.42)
Net realized gains	—		(1.39)	(0.95)		(1.04)		—		(1.26)

Total dividends and/or distributions to shareholders	—		(1.39)	(0.95)		(1.56)		—		(1.68)

Net asset value, end of period/year	$9.54		$8.79	$12.30		$12.11		$12.60		$10.34

Total return	8.53	%(C)	(17.80)%	9.51%		9.26%		21.97%		(7.49)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$11,918		$11,305	$13,976		$13,221		$13,002		$11,629
Expenses to average net assets	0.90	%(D)	0.88%	0.88%		0.89%		0.92%		0.94%
Net investment income (loss) to average net assets	3.52	%(D)	1.11%	(0.00	)%(E)	0.98%		1.67%		1.50%
Portfolio turnover rate	14	%(C)	32%	38	%(F)	71	%(F)	52	%(F)	35	%(F)

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.
(E)	Rounds to less than 0.01% or (0.01)%.
(F)	Excludes sale-buyback transactions.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018
Net asset value, beginning of period/year	$8.50		$11.98	$11.85		$12.35		$10.16		$12.63

Investment operations:
Net investment income (loss) (A)	0.14		0.08	(0.03)		0.09		0.16		0.15
Net realized and unrealized gain (loss)	0.57		(2.17)	1.11		0.94		2.03		(0.97)

Total investment operations	0.71		(2.09)	1.08		1.03		2.19		(0.82)

Dividends and/or distributions to shareholders:
Net investment income	—		—	—		(0.49)		—		(0.39)
Net realized gains	—		(1.39)	(0.95)		(1.04)		—		(1.26)

Total dividends and/or distributions to shareholders	—		(1.39)	(0.95)		(1.53)		—		(1.65)

Net asset value, end of period/year	$9.21		$8.50	$11.98		$11.85		$12.35		$10.16

Total return	8.35	%(B)	(18.03)%	9.21%		9.09%		21.56%		(7.68)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$252,120		$249,258	$356,629		$381,949		$383,967		$345,848
Expenses to average net assets	1.15	%(C)	1.13%	1.13%		1.14%		1.17%		1.19%
Net investment income (loss) to average net assets	3.27	%(C)	0.82%	(0.25)%		0.73%		1.42%		1.25%
Portfolio turnover rate	14	%(B)	32%	38	%(D)	71	%(D)	52	%(D)	35	%(D)

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Excludes sale-buyback transactions.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PIMCO Tactical—Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2023 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Loan participations and assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). Participations and Assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolio to supply additional cash to the borrowers on demand. Loan Participations and Assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolio assumes the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.

The Portfolio, based on its ability to invest in Loan Participations and Assignments, may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. The Portfolio that participates in such syndications, or that can buy a portion of the loans, become part lenders. Loans are often administered by agent banks acting as agents for all holders.

The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless the Portfolio has direct recourse against the corporate

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

borrowers under the terms of the loans or other indebtedness, the Portfolio may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

The Portfolio held no unfunded loan participations at June 30, 2023. Open funded loan participations and assignments at June 30, 2023, if any, are included within the Schedule of Investments.

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2023, if any, are identified within the Schedule of Investments.

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2023, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

When-issued, delayed-delivery, forward, and to be announced (“TBA”) commitment transactions: The Portfolio may purchase or sell securities on a when-issued, delayed-delivery, forward and TBA commitment basis. When-issued and forward commitment transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Portfolio engages in when-issued and forward commitment transactions to obtain an advantageous price and yield at the time of the transaction. The Portfolio engages in when-issued and forward commitment transactions for the purpose of acquiring securities, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Delayed-delivery transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will segregate with its custodian either cash, U.S. government securities, or other liquid assets at least equal to the value or purchase commitments until payment is made. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. These transactions also involve a risk to the Portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the Portfolio is delayed or prevented from completing the transaction. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain or loss. When the Portfolio sells a security on a delayed-delivery basis, the Portfolio does not participate in future gains and losses on the security.

TBA commitments are entered into to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBAs are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines, or the value of the security sold increases, prior to settlement date, in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities. TBA collateral requirements are typically calculated by netting the mark-to-market amount for each transaction and comparing that amount to the value of the collateral currently pledged by a Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of a Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Cash collateral pledged at broker for TBA commitments or Cash collateral at broker for TBA commitments, respectively. Non-cash collateral pledged by a Portfolio, if any, is

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS (continued)

disclosed within the Schedule of Investments. Typically, a Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted. To the extent amounts due to a Portfolio are not fully collateralized, contractually or otherwise, a Portfolio bears the risk of loss from counterparty non-performance.

When-issued, delayed-delivery, forward and TBA commitment transactions held at June 30, 2023, if any, are identified within the Schedule of Investments. Open trades, if any, are reflected as When-issued, delayed-delivery, forward and TBA commitments purchased or sold within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Sale-buyback: The Portfolio may enter into sale-buyback financing transactions. The Portfolio accounts for sale-buyback financing transactions as borrowing transactions and realize gains and losses on these transactions at the end of the roll period. Sale-buyback financing transactions involve sales by the Portfolio of securities and simultaneously contracts to repurchase the same or substantially similar securities at an agreed upon price and date.

The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a sale-buyback financing transaction. The Portfolio is compensated by the difference between the current sales price and the price for the future purchase (often referred to as the “price drop”), as well as by any interest earned on the proceeds of the securities sold. Sale-buyback financing transactions may be renewed with a new sale and a repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Sale-buyback financing transactions expose the Portfolio to risks such as, the buyer under the agreement may file for bankruptcy, become insolvent, or otherwise default on its obligations to the Portfolio, the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. The Portfolio’s obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Portfolio’s forward commitment to repurchase the subject security. Sale-buyback financing transactions accounted for as borrowing transactions are excluded from the Portfolio’s

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

portfolio turnover rates. The Portfolio recognizes price drop fee income on a straight line basis over the period of the roll. For the period ended June 30, 2023, the Portfolio earned price drop fee income of $0. The price drop fee income is included in Interest income within the Statement of Operations.

The outstanding payable for securities to be repurchased, if any, is included in Payable for sale-buyback financing transactions within the Statement of Assets and Liabilities. The interest expense is included within Interest income on the Statement of Operations. In periods of increased demand of the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio, and is included in Interest income on the Statement of Operations.

Open sale-buyback financing transactions at June 30, 2023, if any, are identified within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$475,564	$—	$—	$—	$475,564
Total Borrowings	$475,564	$—	$—	$—	$475,564

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Option contracts: The Portfolio is subject to equity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio may enter into option contracts to manage exposure to various market fluctuations. The Portfolio may purchase or write call and put options on securities and derivative instruments in which the Portfolio owns or may invest. Options are valued at the average of the bid and ask price established each day at the close of the board of trade or exchange on which they are traded. Options are marked-to-market daily to reflect the current value of the option. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts, the possibility of an illiquid market, and an inability of the counterparty to meet the contract terms. Options can be traded through an exchange or through privately negotiated arrangements with a dealer in an OTC transaction. Options traded on an exchange are generally cleared through a clearinghouse such as the Options Clearing Corp.

Options on exchange-traded funds and/or securities: The Portfolio may purchase or write options on ETFs and/or securities. Purchasing or writing options on ETFs and/or securities gives the Portfolio the right, but not the obligation to buy or sell a specified ETF and/or security as an underlying instrument for the option contract.

Options on indices: The Portfolio may purchase or write options on indices. Purchasing or writing an option on indices gives the Portfolio the right, but not the obligation to buy or sell the cash from the underlying index. The exercise of the option will result in a cash transfer and gain or loss depends on the change in the underlying index.

Options on futures: The Portfolio may purchase or write options on futures. Purchasing or writing options on futures gives the Portfolio the right, but not obligation to buy or sell a position on a futures contract at the specified option exercise price at any time during the period of the option.

Interest rate-capped options: The Portfolio may purchase or write interest rate-capped options. Purchasing or writing interest rate-capped options gives the Portfolio the right, but not the obligation to buy or sell an option which applies a cap to protect the Portfolio from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate-linked products.

Interest rate swaptions: The Portfolio may purchase or write interest rate swaption agreements which are options to enter into a pre-defined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchased options: Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument. The Portfolio pays premiums, which are included within the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid from options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Written options: Writing call options tends to decrease exposure to the underlying instrument. Writing put options tends to increase exposure to the underlying instrument. When the Portfolio writes a covered call or put option, the premium received is recorded as a

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

liability within the Statement of Assets and Liabilities and is subsequently marked-to-market to reflect the current market value of the option written. Premiums received from written options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

Open option contracts at June 30, 2023, if any, are included within the Schedule of Investments. The value of purchased option contracts, as applicable, is shown in Investments, at value within the Statement of Assets and Liabilities. The value of written option contracts, as applicable, is shown in Written options and swaptions, at value within the Statement of Assets and Liabilities.

Swap agreements: Swap agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap agreements can be executed in a bilateral privately negotiated arrangement with a dealer in an OTC transaction or executed on a regular market. Certain swaps regardless of the venue of execution are required to be cleared through a clearinghouse (“centrally cleared swap agreements”). Centrally cleared swap agreements listed or traded on a multilateral platform, are valued at the daily settlement price determined by the corresponding exchange. For centrally cleared credit default swap agreements the clearing exchange requires all members to provide applicable levels across complete term levels. Centrally cleared interest rate swap agreements are valued using a pricing model that references the underlying rates including but not limited to the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to calculate the daily settlement price. The Portfolio may enter into credit default, cross-currency, interest rate, total return, including contracts for difference (“CFD”), and other forms of swap agreements to manage exposure to credit, currency, interest rate, and commodity risks. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Centrally cleared swap agreements are marked-to-market daily based upon values from third party vendors, which may include a registered exchange, or quotations from market makers to the extent available and the change in value, if any, is recorded as Variation margin receivable (payable) on centrally cleared swap agreements within the Statement of Assets and Liabilities.

For OTC swap agreements, payments received or made at the beginning of the measurement period are reflected in OTC swap agreements, at value within the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Additionally, these upfront payments as well as any periodic payments received or paid by the Portfolio, including any liquidation payment received or made at the termination of the swap are recorded as part of Net realized gain (loss) on swap agreements within the Statement of Operations.

Credit default swap agreements: The Portfolio is subject to credit risk in the normal course of pursuing its investment objective. The Portfolio enters into credit default swap agreements to manage its exposure to the market or certain sectors of the market to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).

Under a credit default swap agreement, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

The Portfolio sells credit default swap agreements, which exposes it to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event had occurred during the period, the swap agreements’ credit-risk-related contingent features would have been triggered, and the Portfolio would have been required to pay the notional amounts for the credit default swap agreements with a sell protection less the value of the contracts’ related reference obligations.

Interest rate swap agreements: The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio enters into interest rate swap agreements. Under an interest rate swap agreement, two parties will exchange cash flows based on a notional principal amount. A Portfolio with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. The risks of interest rate swap

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

agreements include changes in market conditions which will affect the value of the contract or the cash flows, and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty, and by the posting of collateral.

Open centrally cleared swap agreements and open OTC swap agreements at June 30, 2023, if any, are listed within the Schedule of Investments.

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2023, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2023, if any, are listed within the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2023.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions:
Investments, at value (A)	$—	$—	$2,952,600	$—	$—	$2,952,600
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	604,646	—	—	65,815	—	670,461
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	199,068	—	4,544,528	—	—	4,743,596
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	—	5,541	—	—	—	5,541
Total	$803,714	$5,541	$7,497,128	$65,815	$—	$8,372,198

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Written options and swaptions:
Written options and swaptions, at value (A)	$(3,956)	$—	$—	$—	$—	$(3,956)
Centrally cleared swaps:
Total distributable earnings (accumulated losses) (A) (B)	(87,951)	—	—	(14,405)	—	(102,356)
Futures contracts:
Total distributable earnings (accumulated losses) (A) (C)	(361,556)	—	—	—	—	(361,556)
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	—	(92,882)	—	—	—	(92,882)
Total	$(453,463)	$(92,882)	$—	$(14,405)	$—	$(560,750)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within Value of centrally cleared swap agreements as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(C)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2023.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (A)	$—	$—	$(4,005,574)	$—	$—	$(4,005,574)
Written options and swaptions	41,999	—	—	—	—	41,999
Swap agreements	152,816	—	—	15,684	—	168,500
Futures contracts	139,003	—	10,962,198	—	—	11,101,201
Forward foreign currency contracts	—	(106,657)	—	—	—	(106,657)
Total	$333,818	$(106,657)	$6,956,624	$15,684	$—	$7,199,469

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Purchased options and swaptions (B)	$—	$—	$(88,234)	$—	$—	$(88,234)
Written options and swaptions	(2,042)	—	—	—	—	(2,042)
Swap agreements	(229,473)	—	—	34,075	—	(195,398)
Futures contracts	(129,970)	—	9,329,346	—	—	9,199,376
Forward foreign currency contracts	—	(48,015)	—	—	—	(48,015)
Total	$(361,485)	$(48,015)	$9,241,112	$34,075	$—	$8,865,687

(A)	Included within Net realized gain (loss) on Investments in the Statement of Operations.
(B)	Included within Net change in unrealized appreciation (depreciation) on Investments in the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2023.

Options:
Average value of option contracts purchased	$2,473,137
Average value of option contracts written	(1,513)
Average notional value of swaption contracts written	(1,714,286)
Credit default swaps:
Average notional value — sell protection	3,428,571
Interest rate swaps:
Average notional value — pays fixed rate	4,414,286
Average notional value — receives fixed rate	2,091,652
Futures contracts:
Average notional value of contracts — long	202,212,917
Average notional value of contracts — short	(15,962,891)
Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	2,041,181
Average contract amounts sold — in USD	3,001,421

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2023. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Receivable	Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Payable
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
Bank of America, N.A.	$142	$(142)	$—	$—	$1,595	$(142)	$—	$1,453
BNP Paribas	3,010	(3,010)	—	—	14,943	(3,010)	—	11,933
Citibank, N.A.	—	—	—	—	25	—	—	25
Goldman Sachs Bank	—	—	—	—	1,635	—	—	1,635
HSBC Bank USA	—	—	—	—	15,544	—	—	15,544
JPMorgan Chase Bank, N.A.	2,389	(2,389)	—	—	62,362	(2,389)	—	59,973
Morgan Stanley & Co.	2,952,600	(734)	—	2,951,866	734	(734)	—	—
Other Derivatives (C)	5,414,057	—	—	5,414,057	463,912	—	—	463,912

Total	$8,372,198	$(6,275)	$—	$8,365,923	$560,750	$(6,275)	$—	$554,475

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statements of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(C)	Other Derivatives, which includes future contracts, exchange-traded options, exchange-traded swap agreements and occasionally forward positions, that are not subject to a master netting arrangement or another similar arrangement. The amount presented is intended to permit reconciliation to the amount presented within the Schedule of Investments.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Asset class allocation risk: The Portfolio’s investment performance is significantly impacted by the Portfolio’s asset class allocation and reallocation from time to time. These actions may be unsuccessful in maximizing return and/or avoiding investment losses. The value of your investment may decrease if the sub-adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy or other issuer is incorrect.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. RISK FACTORS (continued)

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). The UK Financial Conduct Authority and LIBOR’s administrator announced that the use of LIBOR will be phased out; most LIBOR rates are no longer published as of the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that a subset of LIBOR rates may be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $250 million	0.82%
Over $250 million up to $750 million	0.81
Over $750 million up to $1.5 billion	0.79
Over $1.5 billion	0.76

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.94%	May 1, 2024
Service Class	1.19	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 10,822,543	$ 4,098,736	$ 8,719,107	$ 2,005,959

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 424,939,576	$ 5,675,051	$ (11,839,132)	$ (6,164,081)

11. NEW ACCOUNTING PRONOUNCEMENT

In December 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-06 (“ASU 2022-06”), “Reference Rate Reform (Topic 848)”. ASU 2022-06 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2022-06 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024 for all entities. Management does not expect ASU 2022-06 to have a material impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PIMCO Tactical – Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Pacific Investment Management Company LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its composite benchmark, each for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Trustees observed that the performance of the Portfolio had improved during the first quarter of 2023.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PIMCO Tactical – Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PineBridge Inflation Opportunities VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Initial Class	$1,000.00	$1,025.50	$2.86	$1,022.00	$2.86	0.57%
Service Class	1,000.00	1,025.20	4.17	1,020.70	4.16	0.83

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
U.S. Government Obligations	50.6%
Foreign Government Obligations	29.9
Corporate Debt Securities	18.1
Asset-Backed Security	0.4
Other Investment Company	0.4
Preferred Stock	0.3
Short-Term Investment Company	0.2
Net Other Assets (Liabilities) ^	0.1
Total	100.0%

Portfolio Characteristics	Years
Average Maturity §	7.49
Duration †	6.31

Credit Quality ‡	Percentage of Net Assets
U.S. Government and Agency Securities	50.6%
AAA	15.2
AA	9.3
A	10.9
BBB	11.9
BB	1.3
B	0.1
Not Rated	0.6
Net Other Assets (Liabilities) ^	0.1
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

§	Average Maturity is computed by weighting the maturity of each security in the Portfolio by the market value of the security, then averaging these weighted figures.

†	Duration is a time measure of a bond’s interest rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder.

‡

Credit quality represents a percentage of net assets at the end of the reporting period. Ratings BBB or higher are considered investment grade. Not rated securities do not necessarily indicate low credit quality, and may or may not be equivalent of investment grade. The table reflects Standard and Poor’s (“S&P”) ratings; percentages may include investments not rated by S&P but rated by Moody’s, or if unrated by Moody’s, by Fitch ratings, and then included in the closest equivalent S&P rating. Credit ratings are subject to change. The Portfolio itself has not been rated by an independent agency.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.4%
American Express Credit Account Master Trust Series 2022-3, Class A, 3.75%, 08/15/2027	$625,000	$605,961

Total Asset-Backed Security (Cost $609,106)		605,961

CORPORATE DEBT SECURITIES - 18.1%
Banks - 8.5%
BAC Capital Trust XIV 3-Month LIBOR + 0.40%, 5.95% (A), 07/17/2023 (B)	779,000	599,829
Banco Santander Chile 3.18%, 10/26/2031 (C)	945,000	818,327
Bank of America Corp.
4.18%, 11/25/2027	476,000	452,064
CPI-YoY + 1.10%, 6.09% (A), 11/19/2024	5,000,000	4,950,050
Citigroup, Inc.
Fixed until 11/03/2031, 2.52% (A), 11/03/2032	490,000	394,637
CPI-YoY + 0.00%, 6.88% (A), 03/27/2025	1,000,000	997,500
Corestates Capital II 3-Month LIBOR + 0.65%, 5.91% (A), 01/15/2027 (C)	244,000	224,832
HSBC Holdings PLC
Fixed until 03/09/2043, 6.33% (A), 03/09/2044	202,000	209,147
Fixed until 11/03/2032, 8.11% (A), 11/03/2033	497,000	551,299
Intesa Sanpaolo SpA Fixed until 06/01/2041, 4.95% (A), 06/01/2042 (C)	309,000	203,359
Lloyds Banking Group PLC Fixed until 03/06/2028, 5.87% (A), 03/06/2029	203,000	201,227
Mizuho Financial Group, Inc. Fixed until 05/27/2030, 5.74% (A), 05/27/2031	870,000	868,396
NatWest Group PLC Fixed until 08/28/2030, 3.03% (A), 11/28/2035	499,000	382,655
UniCredit SpA Fixed until 06/30/2030, 5.46% (A), 06/30/2035 (C)	660,000	559,939

		11,413,261

Capital Markets - 0.8%
Deutsche Bank AG Fixed until 05/28/2031, 3.04% (A), 05/28/2032	400,000	314,866
Goldman Sachs Group, Inc. Fixed until 07/21/2031, 2.38% (A), 07/21/2032	800,000	640,521
Morgan Stanley Fixed until 09/16/2031, 2.48% (A), 09/16/2036	167,000	126,669

		1,082,056

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 1.3%
Albemarle Corp.
4.65%, 06/01/2027	$ 700,000	$ 681,226
5.65%, 06/01/2052	630,000	598,646
Eastman Chemical Co. 5.75%, 03/08/2033	258,000	257,576
OCI NV 6.70%, 03/16/2033 (C)	201,000	196,394

		1,733,842

Commercial Services & Supplies - 0.2%
Triton Container International Ltd. 3.15%, 06/15/2031 (C)	402,000	307,822

Food Products - 0.5%
Smithfield Foods, Inc. 5.20%, 04/01/2029 (C)	670,000	617,196

Hotels, Restaurants & Leisure - 0.5%
Warnermedia Holdings, Inc. 5.14%, 03/15/2052	788,000	640,812

Insurance - 1.0%
Enstar Group Ltd. 3.10%, 09/01/2031	588,000	461,215
Hartford Financial Services Group, Inc. 3-Month LIBOR + 2.13%, 7.45% (A), 02/12/2067 (C)	1,051,000	872,388

		1,333,603

Metals & Mining - 2.9%
Anglo American Capital PLC 3.88%, 03/16/2029 (C)	1,650,000	1,498,679
BHP Billiton Finance USA Ltd. 4.90%, 02/28/2033	500,000	497,817
Glencore Funding LLC
2.63%, 09/23/2031 (C)	93,000	74,836
2.85%, 04/27/2031 (C)	547,000	451,339
Newcrest Finance Pty Ltd. 5.75%, 11/15/2041 (C)	515,000	510,532
South32 Treasury Ltd. 4.35%, 04/14/2032 (C)	1,013,000	887,572

		3,920,775

Oil, Gas & Consumable Fuels - 2.1%
Apache Corp. 4.25%, 01/15/2030 (D)	400,000	354,272
Enbridge, Inc. Fixed until 07/15/2027, 5.50% (A), 07/15/2077	874,000	777,953
Energy Transfer LP
4.95%, 05/15/2028	260,000	251,436
5.75%, 02/15/2033	131,000	131,846
3-Month LIBOR + 4.03%, 9.35% (A), 07/17/2023 (B)	755,000	677,612
EnLink Midstream Partners LP 3-Month LIBOR + 4.11%, 9.62% (A), 07/31/2023 (B) (D)	142,000	116,831
Enterprise Products Operating LLC
3.70%, 01/31/2051	438,000	334,610
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	278,000	243,087

		2,887,647

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc. 2.60%, 02/15/2033 (C)	$ 300,000	$ 234,351

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. 6.20%, 06/15/2030 (C)	175,000	175,412

Total Corporate Debt Securities (Cost $26,938,138)		24,346,777

FOREIGN GOVERNMENT OBLIGATIONS - 29.9%
Australia - 4.4%
Australia Government Bonds
2.50%, 09/20/2030 (E)	AUD 3,775,000	3,701,512
Series 27CI,
0.75%, 11/21/2027 (E)	2,800,000	2,164,029

		5,865,541

Canada - 2.4%
Canada Government Real Return Bonds
4.00%, 12/01/2031	CAD 1,026,654	925,023
4.25%, 12/01/2026	2,759,589	2,243,788

		3,168,811

France - 3.6%
French Republic Government Bonds OAT
0.70%, 07/25/2030 (E)	EUR 3,071,725	3,412,254
3.15%, 07/25/2032 (E)	1,060,416	1,429,579

		4,841,833

Germany - 4.2%
Deutsche Bundesrepublik Inflation- Linked Bonds
0.10%, 04/15/2026 (E)	3,797,041	4,047,348
0.50%, 04/15/2030 (E)	1,454,756	1,615,559

		5,662,907

Japan - 5.2%
Japan Government CPI-Linked Bonds 0.10%, 03/10/2026 - 03/10/2028	JPY 969,455,200	7,052,358

Mexico - 0.6%
Mexico Government International Bonds 4.28%, 08/14/2041	$ 1,047,000	861,330

New Zealand - 3.8%
New Zealand Government Inflation-Linked Bonds 2.00%, 09/20/2025 (E)	NZD 6,500,000	5,091,064

United Kingdom - 5.7%
U.K. Inflation-Linked Gilt
0.13%, 03/22/2024 - 03/22/2044 (E)	GBP 5,264,412	6,300,414
1.25%, 11/22/2032 (E)	1,029,642	1,394,685

		7,695,099

Total Foreign Government Obligations (Cost $43,280,621)		40,238,943

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 50.6%
U.S. Treasury Inflation-Protected Securities - 50.6%
U.S. Treasury Inflation-Protected Indexed Bonds
0.13%, 02/15/2051	$ 1,601,889	$ 1,063,911
0.63%, 02/15/2043	3,957,780	3,238,732
0.75%, 02/15/2042 - 02/15/2045	8,707,356	7,294,591
1.00%, 02/15/2046	1,792,140	1,549,501
1.38%, 02/15/2044	1,691,872	1,588,526
1.50%, 02/15/2053	1,224,456	1,186,562
2.00%, 01/15/2026	3,056,380	3,014,743
2.38%, 01/15/2025 - 01/15/2027	5,572,149	5,561,327
3.63%, 04/15/2028	1,125,186	1,206,872
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2024 - 01/15/2032	13,005,713	11,910,372
0.25%, 01/15/2025 - 07/15/2029	4,581,782	4,228,394
0.38%, 07/15/2025 - 07/15/2027	9,424,810	8,884,912
0.50%, 04/15/2024 - 01/15/2028	6,588,753	6,252,044
0.63%, 01/15/2024 - 07/15/2032	6,509,585	6,229,742
0.75%, 07/15/2028	3,987,489	3,776,705
1.13%, 01/15/2033	1,018,250	974,447

Total U.S. Government Obligations (Cost $73,839,587)		67,961,381

	Shares	Value
PREFERRED STOCK - 0.3%
Banks - 0.3%
US Bancorp, Series A, 3-Month LIBOR + 1.02%, 6.28% (A)	500	362,750

Total Preferred Stock (Cost $416,875)		362,750

SHORT-TERM INVESTMENT COMPANY - 0.2%
Money Market Fund - 0.2%
State Street Institutional U.S. Government Money Market Fund, 5.03% (F)	227,310	227,310

Total Short-Term Investment Company (Cost $227,310)		227,310

OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (F)	484,600	484,600

Total Other Investment Company (Cost $484,600)		484,600

Total Investments (Cost $145,796,237)		134,227,722
Net Other Assets (Liabilities) - 0.1%		112,080

Net Assets - 100.0%		$ 134,339,802

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	09/07/2023	USD	5,568,791	AUD	8,325,000	$12,301	$—
JPMS	09/07/2023	USD	2,616,061	CAD	3,559,100	—	(73,460)
JPMS	09/07/2023	USD	9,950,249	EUR	9,000,000	95,887	—
JPMS	09/07/2023	USD	8,486,605	GBP	6,800,000	—	(151,402)
JPMS	09/07/2023	USD	7,481,438	JPY	1,002,708,000	458,097	—
JPMS	09/07/2023	USD	4,639,551	NZD	7,500,000	38,149	—
JPMS	09/07/2023	GBP	1,124,000	USD	1,415,304	12,507	—
JPMS	09/07/2023	EUR	375,000	USD	411,617	—	(1,018)

Total						$616,941	$(225,880)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Security	$—	$605,961	$—	$605,961
Corporate Debt Securities	—	24,346,777	—	24,346,777
Foreign Government Obligations	—	40,238,943	—	40,238,943
U.S. Government Obligations	—	67,961,381	—	67,961,381
Preferred Stock	362,750	—	—	362,750
Short-Term Investment Company	227,310	—	—	227,310
Other Investment Company	484,600	—	—	484,600

Total Investments	$1,074,660	$133,153,062	$—	$134,227,722

Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$616,941	$—	$616,941

Total Other Financial Instruments	$—	$616,941	$—	$616,941

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(225,880)	$—	$(225,880)

Total Other Financial Instruments	$—	$(225,880)	$—	$(225,880)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the total value of 144A securities is $7,632,978, representing 5.7% of the Portfolio’s net assets.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $474,191, collateralized by cash collateral of $484,600. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2023, the total value of Regulation S securities is $29,156,444, representing 21.7% of the Portfolio’s net assets.
(F)	Rates disclosed reflect the yields at June 30, 2023.
(G)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI-YoY	Consumer Price Index-Year over Year
LIBOR	London Interbank Offered Rate

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PineBridge Inflation Opportunities VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Investments, at value (cost $145,796,237) (including securities loaned of $474,191)	$134,227,722
Cash	13,331
Foreign currency, at value (cost $693)	705
Receivables and other assets:
Net income from securities lending	614
Shares of beneficial interest sold	3,427
Dividends	7,938
Interest	573,999
Unrealized appreciation on forward foreign currency contracts	616,941
Prepaid expenses	729

Total assets	135,445,406

Liabilities:
Cash collateral received upon return of:
Securities on loan	484,600
Payables and other liabilities:
Shares of beneficial interest redeemed	265,907
Investment management fees	54,567
Distribution and service fees	27,819
Transfer agent costs	217
Trustee and CCO fees	597
Audit and tax fees	21,711
Custody fees	10,956
Legal fees	2,582
Printing and shareholder reports fees	5,939
Other accrued expenses	4,829
Unrealized depreciation on forward foreign currency contracts	225,880

Total liabilities	1,105,604

Net assets	$134,339,802

Net assets consist of:
Capital stock ($0.01 par value)	$131,858
Additional paid-in capital	147,798,326
Total distributable earnings (accumulated losses)	(13,590,382)

Net assets	$134,339,802

Net assets by class:
Initial Class	$105,897
Service Class	134,233,905

Shares outstanding:
Initial Class	10,538
Service Class	13,175,302

Net asset value and offering price per share:
Initial Class	$10.05
Service Class	10.19

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income	$15,250
Interest income	2,772,053
Net income from securities lending	6,060

Total investment income	2,793,363

Expenses:
Investment management fees	342,403
Distribution and service fees:
Service Class	174,565
Transfer agent costs	882
Trustee and CCO fees	549
Audit and tax fees	21,985
Custody fees	11,617
Legal fees	4,758
Printing and shareholder reports fees	11,806
Other	8,159

Total expenses	576,724

Net investment income (loss)	2,216,639

Net realized gain (loss) on:
Investments	(1,188,071)
Forward foreign currency contracts	(1,673,610)
Foreign currency transactions	16,386

Net realized gain (loss)	(2,845,295)

Net change in unrealized appreciation (depreciation) on:
Investments	1,775,854
Forward foreign currency contracts	2,345,229
Translation of assets and liabilities denominated in foreign currencies	(110)

Net change in unrealized appreciation (depreciation)	4,120,973

Net realized and change in unrealized gain (loss)	1,275,678

Net increase (decrease) in net assets resulting from operations	$3,492,317

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PineBridge Inflation Opportunities VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$2,216,639	$8,938,079
Net realized gain (loss)	(2,845,295)	585,271
Net change in unrealized appreciation (depreciation)	4,120,973	(27,930,177)

Net increase (decrease) in net assets resulting from operations	3,492,317	(18,406,827)

Dividends and/or distributions to shareholders:
Initial Class	—	(5,955)
Service Class	—	(5,989,905)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(5,995,860)

Capital share transactions:
Proceeds from shares sold:
Initial Class	5,000	25,000
Service Class	1,306,907	41,455,221

	1,311,907	41,480,221

Dividends and/or distributions reinvested:
Initial Class	—	5,955
Service Class	—	5,989,905

	—	5,995,860

Cost of shares redeemed:
Initial Class	—	(95,100)
Service Class	(15,147,124)	(47,339,244)

	(15,147,124)	(47,434,344)

Net increase (decrease) in net assets resulting from capital share transactions	(13,835,217)	41,737

Net increase (decrease) in net assets	(10,342,900)	(24,360,950)

Net assets:
Beginning of period/year	144,682,702	169,043,652

End of period/year	$134,339,802	$144,682,702

Capital share transactions - shares:
Shares issued:
Initial Class	504	2,252
Service Class	128,261	3,814,808

	128,765	3,817,060

Shares reinvested:
Initial Class	—	583
Service Class	—	577,619

	—	578,202

Shares redeemed:
Initial Class	—	(9,004)
Service Class	(1,492,548)	(4,489,550)

	(1,492,548)	(4,498,554)

Net increase (decrease) in shares outstanding:
Initial Class	504	(6,169)
Service Class	(1,364,287)	(97,123)

	(1,363,783)	(103,292)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PineBridge Inflation Opportunities VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018
Net asset value, beginning of period/year	$9.80		$11.37		$11.08		$10.35		$9.80		$10.13

Investment operations:
Net investment income (loss) (A)	0.17		0.62		0.45		0.11		0.17		0.23
Net realized and unrealized gain (loss)	0.08		(1.76)		0.00	(B)	0.82		0.65		(0.36)

Total investment operations	0.25		(1.14)		0.45		0.93		0.82		(0.13)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.43)		(0.16)		(0.20)		(0.27)		(0.20)

Net asset value, end of period/year	$10.05		$9.80		$11.37		$11.08		$10.35		$9.80

Total return	2.55	%(C)	(10.21)%		4.08%		9.01%		8.39%		(1.29)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$106		$98		$184		$60		$11		$10
Expenses to average net assets	0.57	%(D)(E)	0.56	%(E)	0.57	%(E)	0.63	%(E)	0.65	%(E)	0.65%
Net investment income (loss) to average net assets	3.49	%(D)	5.84%		4.01%		1.00%		1.71%		2.30%
Portfolio turnover rate	10	%(C)	43%		32%		29%		26%		37%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.
(E)	Does not include expenses of the underlying investments in which the Portfolio invests.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022		December 31, 2021		December 31, 2020		December 31, 2019		December 31, 2018
Net asset value, beginning of period/year	$9.94		$11.54		$11.24		$10.50		$9.93		$10.26

Investment operations:
Net investment income (loss) (A)	0.16		0.59		0.39		0.09		0.15		0.21
Net realized and unrealized gain (loss)	0.09		(1.79)		0.04		0.82		0.66		(0.37)

Total investment operations	0.25		(1.20)		0.43		0.91		0.81		(0.16)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.40)		(0.13)		(0.17)		(0.24)		(0.17)

Net asset value, end of period/year	$10.19		$9.94		$11.54		$11.24		$10.50		$9.93

Total return	2.52	%(B)	(10.55)%		3.86%		8.69%		8.20%		(1.55)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$134,234		$144,585		$168,860		$163,571		$164,616		$169,688
Expenses to average net assets	0.83	%(C)(D)	0.81	%(D)	0.82	%(D)	0.88	%(D)	0.90	%(D)	0.90%
Net investment income (loss) to average net assets	3.17	%(C)	5.54%		3.40%		0.82%		1.45%		2.04%
Portfolio turnover rate	10	%(B)	43%		32%		29%		26%		37%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica PineBridge Inflation Opportunities VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2023 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Treasury inflation-protected securities (“TIPS”): The Portfolio may invest in TIPS, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation/deflation. If the index measuring inflation/deflation rises or falls, the principal value of TIPS will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds and notes. For bonds and notes that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

TIPS held at June 30, 2023, if any, are included within the Schedule of Investments. The adjustments, if any, to principal due to inflation/deflation are reflected as increases/decreases to Interest income within the Statement of Operations, with a corresponding adjustment to Investments, at cost within the Statement of Assets and Liabilities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust – Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Corporate Debt Securities	$484,600	$—	$—	$—	$484,600
Total Borrowings	$484,600	$—	$—	$—	$484,600

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Forward foreign currency contracts: The Portfolio is subject to foreign exchange rate risk exposure in the normal course of pursuing its investment objective. The Portfolio may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked-to-market daily, with the change in value recorded as an unrealized gain or loss and is shown in Unrealized appreciation (depreciation) on forward foreign currency contracts within the Statement of Assets and Liabilities. When the contracts are settled, a realized gain or loss is incurred and is shown in Net realized gain (loss) on forward foreign currency contracts within the Statement of Operations. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts. Forward foreign currency contracts are traded in the OTC inter-bank currency dealer market.

Open forward foreign currency contracts at June 30, 2023, if any, are listed within the Schedule of Investments.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2023.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts:
Unrealized appreciation on forward foreign currency contracts	$—	$616,941	$—	$—	$—	$616,941
Total	$—	$616,941	$—	$—	$—	$616,941

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts:
Unrealized depreciation on forward foreign currency contracts	$—	$(225,880)	$—	$—	$—	$(225,880)
Total	$—	$(225,880)	$—	$—	$—	$(225,880)

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2023.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$(1,673,610)	$—	$—	$—	$(1,673,610)
Total	$—	$(1,673,610)	$—	$—	$—	$(1,673,610)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Forward foreign currency contracts	$—	$2,345,229	$—	$—	$—	$2,345,229
Total	$—	$2,345,229	$—	$—	$—	$2,345,229

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2023.

Forward foreign currency exchange contracts:
Average contract amounts purchased — in USD	$463,175
Average contract amounts sold — in USD	38,528,107

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar master agreements (collectively, “Master Agreements”) with its contract counterparties for certain OTC derivatives in order to, among other things, reduce credit risk to counterparties.

ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the counterparty certain OTC derivative financial instruments payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty.

Various Master Agreements govern the terms of certain transactions with counterparties and typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Portfolio and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Portfolio exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Portfolio’s net liability may be delayed or denied.

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

The following is a summary of the Portfolio OTC derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received/pledged by the Portfolio as of June 30, 2023. For financial reporting purposes, the Portfolio does not offset assets and liabilities that are subject to a master netting agreement or similar

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

arrangement on the Statement of Assets and Liabilities. See the Repurchase agreement section within the notes for offsetting and collateral information pertaining to repurchase agreements that are subject to master netting agreements.

	Gross Amounts of Assets Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Receivable	Gross Amounts of Liabilities Presented within Statement of Assets and Liabilities (A)	Gross Amounts Not Offset within Statement of Assets and Liabilities		Net Payable
Counterparty		Financial Instruments	Collateral Received (B)			Financial Instruments	Collateral Pledged (B)
	Assets				Liabilities
JPMorgan Securities LLC	$616,941	$(225,880)	$—	$391,061	$225,880	$(225,880)	$—	$—

Total	$616,941	$(225,880)	$—	$391,061	$225,880	$(225,880)	$—	$—

(A)	Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset within the Statement of Assets and Liabilities.
(B)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Inflation-protected securities risk: Inflation-protected debt securities may react differently from other types of debt securities and tend to react to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise, and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Interest rate risk: The value of fixed-income securities generally goes down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Changes in interest rates also may affect the liquidity of the Portfolio’s investments. A general rise in interest rates may cause investors to sell fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities generally and could also result in increased redemptions from the Portfolio. Increased redemptions could cause the Portfolio to sell securities at inopportune times or depressed prices and result in further losses.

LIBOR risk: Many financial instruments, financings or other transactions to which the Portfolio may be a party use or may use a floating rate based on the London Interbank Offered Rate (“LIBOR”). The UK Financial Conduct Authority and LIBOR’s administrator announced that the use of LIBOR will be phased out; most LIBOR rates are no longer published as of the end of 2021 and a majority of U.S. dollar LIBOR rates will no longer be published after June 30, 2023. It is possible that a subset of LIBOR rates may be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. RISK FACTORS (continued)

There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Portfolio, issuers of instruments in which the Portfolio invests, and financial markets generally. As such, the potential effect of a transition away from LIBOR on the Portfolio or the Portfolio’s investments cannot yet be determined.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $250 million	0.49%
Over $250 million up to $1 billion	0.43%
Over $1 billion	0.38%

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2023
Initial Class	0.63%	May 1, 2024
Service Class	0.88	May 1, 2024
Prior to May 1, 2023
Initial Class	0.70
Service Class	0.95

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 7,905,734	$ 6,291,627	$ 12,649,170	$ 12,222,164

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PineBridge Inflation Opportunities VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 145,796,237	$ 1,670,643	$ (12,848,097)	$ (11,177,454)

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

In December 2022, FASB issued Accounting Standards Update No. 2022-06 (“ASU 2022-06”), “Reference Rate Reform (Topic 848)”. ASU 2022-06 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2022-06 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2024 for all entities. Management does not expect ASU 2022-06 to have a material impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PineBridge Inflation Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica PineBridge Inflation Opportunities VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and PineBridge Investments LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PineBridge Inflation Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmarks, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1year period and below the median for the past 3-, 5- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its primary benchmark for the past 1-year period and below its primary benchmark for the past 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on November 10, 2014 pursuant to its current investment objective and investment strategies and used a different benchmark.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the median for its peer group and above the median for its peer universe. The Trustees and TAM agreed upon a reduction to the Portfolio’s management fee schedule. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica PineBridge Inflation Opportunities VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica ProFund UltraBear VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C)
Service Class	$1,000.00	$752.20	$5.34	$1,018.70	$6.16	1.23%

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Portfolio invests. The net annualized expense ratios, as stated in the fee table of the Portfolio’s Prospectus, may differ from the expense ratios disclosed in this report.

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Short-Term Investment Companies	73.0%
Repurchase Agreement	18.2
Net Other Assets (Liabilities) ^	8.8
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica ProFund UltraBear VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
SHORT-TERM INVESTMENT COMPANIES - 73.0%
Money Market Funds - 73.0%
BlackRock Liquidity Funds T-Fund, 4.99% (A)	4,213,897	$4,213,897
Dreyfus Treasury & Agency Cash Management Fund, 5.00% (A)	4,220,748	4,220,748
State Street Institutional U.S. Government Money Market Fund, 5.03% (A)	4,213,897	4,213,897
UBS Select Treasury Preferred Fund, 4.99% (A)	4,213,897	4,213,897

Total Short-Term Investment Companies (Cost $16,862,439)		16,862,439

	Principal	Value
REPURCHASE AGREEMENT - 18.2%
Fixed Income Clearing Corp., 2.30% (A), dated 06/30/2023, to be repurchased at $4,214,704 on 07/03/2023. Collateralized by a U.S. Government Obligation, 0.50%, due 02/28/2026, and with a value of $4,298,198.	$ 4,213,897	$4,213,897

Total Repurchase Agreement (Cost $4,213,897)		4,213,897

Total Investments (Cost $21,076,336)		21,076,336
Net Other Assets (Liabilities) - 8.8%		2,028,652

Net Assets - 100.0%		$ 23,104,988

FUTURES CONTRACTS:

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	(206)	09/15/2023	$(44,674,862)	$(46,228,975)	$ —	$(1,554,113)

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Short-Term Investment Companies	$16,862,439	$—	$—	$16,862,439
Repurchase Agreement	—	4,213,897	—	4,213,897

Total Investments	$16,862,439	$4,213,897	$—	$21,076,336

LIABILITIES
Other Financial Instruments
Futures Contracts (C)	$(1,554,113)	$—	$—	$(1,554,113)

Total Other Financial Instruments	$(1,554,113)	$—	$—	$(1,554,113)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Rates disclosed reflect the yields at June 30, 2023.
(B)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(C)	Derivative instruments are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica ProFund UltraBear VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Unaffiliated investments, at value (cost $16,862,439)	$16,862,439
Repurchase agreement, at value (cost $4,213,897)	4,213,897
Cash collateral pledged at broker for:
Futures contracts	2,537,920
Receivables and other assets:
Shares of beneficial interest sold	2,641
Interest	2,504
Prepaid expenses	160

Total assets	23,619,561

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	38,384
Investment management fees	15,629
Distribution and service fees	5,048
Transfer agent costs	54
Trustee and CCO fees	149
Audit and tax fees	7,901
Custody fees	1,540
Legal fees	247
Printing and shareholder reports fees	770
Other accrued expenses	2,904
Variation margin payable on futures contracts	441,947

Total liabilities	514,573

Net assets	$23,104,988

Net assets consist of:
Capital stock ($0.01 par value)	$24,951
Additional paid-in capital	220,048,854
Total distributable earnings (accumulated losses)	(196,968,817)

Net assets	$23,104,988

Shares outstanding	2,495,056

Net asset value and offering price per share	$9.26

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Interest income from unaffiliated investments	$317,974

Total investment income	317,974

Expenses:
Investment management fees	118,261
Distribution and service fees	33,597
Transfer agent costs	181
Trustee and CCO fees	535
Audit and tax fees	7,986
Custody fees	1,656
Legal fees	751
Printing and shareholder reports fees	4,710
Other	5,158

Total expenses before waiver and/or reimbursement and recapture	172,835

Expense waived and/or reimbursed	(7,695)

Net expenses	165,140

Net investment income (loss)	152,834

Net realized gain (loss) on:
Unaffiliated investments	49
Futures contracts	(5,064,138)

Net realized gain (loss)	(5,064,089)

Net change in unrealized appreciation (depreciation) on:
Futures contracts	(2,925,624)

Net realized and change in unrealized gain (loss)	(7,989,713)

Net increase (decrease) in net assets resulting from operations	$(7,836,879)

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica ProFund UltraBear VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$152,834	$(137,855)
Net realized gain (loss)	(5,064,089)	314,684
Net change in unrealized appreciation (depreciation)	(2,925,624)	1,575,670

Net increase (decrease) in net assets resulting from operations	(7,836,879)	1,752,499

Capital share transactions:
Proceeds from shares sold	3,088,692	31,699,866
Cost of shares redeemed	(3,856,027)	(9,167,205)

Net increase (decrease) in net assets resulting from capital share transactions	(767,335)	22,532,661

Net increase (decrease) in net assets	(8,604,214)	24,285,160

Net assets:
Beginning of period/year	31,709,202	7,424,042

End of period/year	$23,104,988	$31,709,202

Capital share transactions - shares:
Shares issued	273,638	12,962,512	(A)
Shares redeemed	(354,374)	(11,175,449	)(A)

Net increase (decrease) in shares outstanding	(80,736)	1,787,063	(A)

(A)	Updated to reflect the effect of a 1-for-125 reverse share split on January 21, 2022.

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022 (A)	December 31, 2021 (A)		December 31, 2020 (A)	December 31, 2019 (A)	December 31, 2018 (A)
Net asset value, beginning of period/year	$12.31		$9.41	$16.51		$35.45	$61.23	$57.58

Investment operations:
Net investment income (loss) (B)	0.06		(0.02)	(0.15)		(0.30)	0.08	(0.08)
Net realized and unrealized gain (loss)	(3.11)		2.92	(6.95)		(18.56)	(25.86)	3.73

Total investment operations	(3.05)		2.90	(7.10)		(18.86)	(25.78)	3.65

Dividends and/or distributions to shareholders:
Net investment income	—		—	—		(0.08)	—	—

Net asset value, end of period/year	$9.26		$12.31	$9.41		$16.51	$35.45	$61.23

Total return	(24.78	)%(C)	23.10%	(38.46)%		(53.41)%	(42.86)%	6.52%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$23,105		$31,709	$7,424		$9,355	$13,250	$36,506
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	1.29	%(E)	1.27%	1.58%		1.34%	1.29%	1.29%
Including waiver and/or reimbursement and recapture	1.23	%(E)	1.23%	1.24	%(F)	1.23%	1.23%	1.23%
Net investment income (loss) to average net assets	1.14	%(E)	(0.60)%	(1.24)%		(1.10)%	0.17%	(0.15)%
Portfolio turnover rate	—	%(C)	—%	—%		—%	—%	—%

(A)	Updated to reflect the effect of a 1-for-125 reverse share split on January 21, 2022.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Does not include expenses of the underlying investments in which the Portfolio invests.
(E)	Annualized.
(F)	Includes extraordinary expenses outside the operating expense limit.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica ProFund UltraBear VP (the “Portfolio”) is a series of TST and is classified as non-diversified under the 1940 Act. The Portfolio currently offers one class of shares, Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Interest income, if any, is accrued as earned. Dividend income and capital gain distributions from underlying investments, if any, are recorded on the ex-dividend date. Income or short-term capital gain distributions received from underlying investments, if any, are recorded as Dividend income from investments within the Statement of Operations. Long-term capital gain distributions received from underlying investments, if any, are recorded as Net realized gain (loss) on Capital gain distributions received from investments within the Statement of Operations.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2023, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2023.

Liability Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$(1,554,113)	$—	$—	$(1,554,113)
Total	$—	$—	$(1,554,113)	$—	$—	$(1,554,113)

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2023.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(5,064,138)	$—	$—	$(5,064,138)
Total	$—	$—	$(5,064,138)	$—	$—	$(5,064,138)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$(2,925,624)	$—	$—	$(2,925,624)
Total	$—	$—	$(2,925,624)	$—	$—	$(2,925,624)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2023.

Futures contracts:
Average notional value of contracts - short	$(52,815,038)

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Equity and market risk: Equity markets are volatile, and the value of securities, swaps, futures and other instruments related to equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Portfolio to decrease over short or long periods of time. As a portfolio seeking daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily return of the Index, the value of an investment in the Portfolio is expected to decline when market conditions cause the level of the Index to rise.

Inverse correlation risk: Investors will lose money when the Index rises – a result that is the opposite from traditional funds.

Non-diversification risk: As a “non-diversified” Portfolio, the Portfolio may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the Portfolio more susceptible to negative events affecting those issuers.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $250 million	0.88%
Over $250 million up to $750 million	0.83
Over $750 million	0.78

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Service Class	1.23%	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the 36-month period ended June 30, 2023, the balances available for recapture by TAM for the Portfolio are as follows:

Amounts Available
2020 (A)	2021	2022	2023	Total
$12,508	$32,956	$12,473	$7,695	$65,632

(A)	For the six-month period of July 1, 2020 through December 31, 2020.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica ProFund UltraBear VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets up to an annual fee of 0.25% of Service Class shares.

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

8. PURCHASES AND SALES OF SECURITIES

During the period ended June 30, 2023, there were no proceeds from securities purchased or securities sold (excluding short-term securities).

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 21,076,336	$ —	$ (1,554,113)	$ (1,554,113)

10. STOCK SPLIT

Effective as of the close of business on the date listed in the subsequent table, the Portfolio’s shares underwent a stock split. There was no impact to the aggregate market value of shares outstanding. The historical per share data presented within the Financial Highlights has been retroactively adjusted to reflect the stock split. The stock split ratios, net effect on the NAV per share, and the number of shares outstanding as of the date indicated were as follows:

Date	Share Split Ratio	Shares Prior to Stock Split	Shares After Stock Split	Increase (Decrease) Net Asset Value per Share	Increase (Decrease) Net Shares Outstanding
January 21, 2022	125 for 1	98,591,154	788,729	Increase	Decrease

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica ProFund UltraBear VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica ProFund UltraBear VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and ProFund Advisors LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica ProFund UltraBear VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe and above its benchmark, each for the past 1-year period, and below the median and below its benchmark, each for the past 3-, 5- and 10-year periods. The Board considered that the Portfolio’s investment objective is to seek returns that are twice the inverse of the Portfolio’s benchmark and that the Portfolio’s underperformance relative to its peer universe and benchmark (the S&P 500 Index) for certain periods was consistent with its investment approach given the leveraged nature of the Portfolio and the positive market environment during the relevant periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica ProFund UltraBear VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica S&P 500 Index VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,168.00	$0.70	$1,024.10	$0.65	0.13%
Service Class	1,000.00	1,166.60	2.10	1,022.90	1.96	0.39

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	99.4%
Net Other Assets (Liabilities) ^	0.6
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

^

The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Aerospace & Defense - 1.6%
Axon Enterprise, Inc. (A)	1,154	$225,168
Boeing Co. (A)	9,220	1,946,895
General Dynamics Corp.	3,651	785,513
Howmet Aerospace, Inc.	6,052	299,937
Huntington Ingalls Industries, Inc.	635	144,526
L3 Harris Technologies, Inc.	3,059	598,860
Lockheed Martin Corp.	3,644	1,677,625
Northrop Grumman Corp.	2,311	1,053,354
Raytheon Technologies Corp.	23,810	2,332,428
Textron, Inc.	3,241	219,189
TransDigm Group, Inc.	844	754,679

		10,038,174

Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	1,886	177,944
Expeditors International of Washington, Inc.	2,513	304,400
FedEx Corp.	3,735	925,907
United Parcel Service, Inc., Class B	11,814	2,117,659

		3,525,910

Automobile Components - 0.1%
Aptiv PLC (A)	4,456	454,913
BorgWarner, Inc.	3,763	184,048

		638,961

Automobiles - 2.2%
Ford Motor Co.	64,275	972,481
General Motors Co.	22,440	865,286
Tesla, Inc. (A)	43,812	11,468,667

		13,306,434

Banks - 3.0%
Bank of America Corp.	112,897	3,239,015
Citigroup, Inc.	31,771	1,462,737
Citizens Financial Group, Inc.	7,598	198,156
Comerica, Inc.	2,001	84,762
Fifth Third Bancorp	11,087	290,590
Huntington Bancshares, Inc.	23,013	248,080
JPMorgan Chase & Co.	47,539	6,914,072
KeyCorp	14,432	133,352
M&T Bank Corp.	2,654	328,459
Northern Trust Corp.	3,392	251,483
PNC Financial Services Group, Inc.	6,452	812,630
Regions Financial Corp.	15,171	270,347
Truist Financial Corp.	21,645	656,926
US Bancorp	22,431	741,120
Wells Fargo & Co.	61,128	2,608,943
Zions Bancorp NA	2,270	60,972

		18,301,644

Beverages - 1.7%
Brown-Forman Corp., Class B	2,933	195,866
Coca-Cola Co.	63,361	3,815,599
Constellation Brands, Inc., Class A	2,606	641,415
Keurig Dr. Pepper, Inc.	13,482	421,582
Molson Coors Beverage Co., Class B	3,113	204,960
Monster Beverage Corp. (A)	12,271	704,846
PepsiCo, Inc.	22,425	4,153,559

		10,137,827

Biotechnology - 1.3%
Amgen, Inc.	8,712	1,934,238

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Biogen, Inc. (A)	2,319	$ 660,567
Gilead Sciences, Inc.	20,353	1,568,606
Incyte Corp. (A)	3,106	193,349
Moderna, Inc. (A)	5,324	646,866
Regeneron Pharmaceuticals, Inc. (A)	1,762	1,266,067
Vertex Pharmaceuticals, Inc. (A)	4,203	1,479,078

		7,748,771

Broadline Retail - 3.2%
Amazon.com, Inc. (A)	145,135	18,919,799
eBay, Inc.	8,479	378,926
Etsy, Inc. (A)	2,013	170,320

		19,469,045

Building Products - 0.4%
A.O. Smith Corp.	1,991	144,905
Allegion PLC	1,392	167,068
Carrier Global Corp.	13,573	674,714
Johnson Controls International PLC	11,069	754,241
Masco Corp.	3,492	200,371
Trane Technologies PLC	3,692	706,132

		2,647,431

Capital Markets - 2.6%
Ameriprise Financial, Inc.	1,668	554,043
Bank of New York Mellon Corp.	11,882	528,987
BlackRock, Inc.	2,443	1,688,455
Cboe Global Markets, Inc.	1,681	231,995
Charles Schwab Corp.	24,079	1,364,798
CME Group, Inc.	5,879	1,089,320
FactSet Research Systems, Inc.	613	245,598
Franklin Resources, Inc.	4,532	121,050
Goldman Sachs Group, Inc.	5,422	1,748,812
Intercontinental Exchange, Inc.	9,153	1,035,021
Invesco Ltd.	7,271	122,225
MarketAxess Holdings, Inc.	579	151,362
Moody’s Corp.	2,582	897,813
Morgan Stanley	21,243	1,814,152
MSCI, Inc.	1,284	602,568
Nasdaq, Inc.	5,516	274,973
Raymond James Financial, Inc.	3,144	326,253
S&P Global, Inc.	5,346	2,143,158
State Street Corp.	5,528	404,539
T. Rowe Price Group, Inc.	3,670	411,113

		15,756,235

Chemicals - 1.7%
Air Products & Chemicals, Inc.	3,631	1,087,593
Albemarle Corp.	1,916	427,440
Celanese Corp.	1,614	186,901
CF Industries Holdings, Inc.	3,130	217,285
Corteva, Inc.	11,438	655,397
Dow, Inc.	11,508	612,916
DuPont de Nemours, Inc.	7,481	534,443
Eastman Chemical Co.	1,929	161,496
Ecolab, Inc.	3,992	745,266
FMC Corp.	2,064	215,358
International Flavors & Fragrances, Inc.	4,223	336,109
Linde PLC	7,973	3,038,351
LyondellBasell Industries NV, Class A	4,190	384,768
Mosaic Co.	5,431	190,085

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
PPG Industries, Inc.	3,795	$ 562,799
Sherwin-Williams Co.	3,791	1,006,586

		10,362,793

Commercial Services & Supplies - 0.5%
Cintas Corp.	1,405	698,397
Copart, Inc. (A)	6,977	636,372
Republic Services, Inc.	3,352	513,426
Rollins, Inc.	3,635	155,687
Waste Management, Inc.	5,969	1,035,144

		3,039,026

Communications Equipment - 0.9%
Arista Networks, Inc. (A)	4,096	663,798
Cisco Systems, Inc.	66,689	3,450,489
F5, Inc. (A)	936	136,899
Juniper Networks, Inc.	5,060	158,530
Motorola Solutions, Inc.	2,709	794,495

		5,204,211

Construction & Engineering - 0.1%
Quanta Services, Inc.	2,371	465,783

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	1,002	462,613
Vulcan Materials Co.	2,172	489,656

		952,269

Consumer Finance - 0.5%
American Express Co.	9,699	1,689,566
Capital One Financial Corp.	6,120	669,344
Discover Financial Services	4,194	490,069
Synchrony Financial	6,944	235,541

		3,084,520

Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	7,219	3,886,565
Dollar General Corp.	3,609	612,736
Dollar Tree, Inc. (A)	3,421	490,914
Kroger Co.	10,650	500,550
Sysco Corp.	8,317	617,121
Target Corp.	7,547	995,449
Walgreens Boots Alliance, Inc.	11,318	322,450
Walmart, Inc.	22,836	3,589,363

		11,015,148

Containers & Packaging - 0.2%
Amcor PLC	23,463	234,161
Avery Dennison Corp.	1,300	223,340
Ball Corp.	4,995	290,759
International Paper Co.	5,534	176,037
Packaging Corp. of America	1,427	188,592
Sealed Air Corp.	2,274	90,960
Westrock Co.	3,889	113,053

		1,316,902

Distributors - 0.1%
Genuine Parts Co.	2,241	379,244
LKQ Corp.	4,050	235,994
Pool Corp.	611	228,905

		844,143

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	116,571	$ 1,859,308
Verizon Communications, Inc.	68,491	2,547,180

		4,406,488

Electric Utilities - 1.7%
Alliant Energy Corp.	4,011	210,497
American Electric Power Co., Inc.	8,363	704,165
Constellation Energy Corp.	5,191	475,236
Duke Energy Corp.	12,593	1,130,096
Edison International	6,256	434,479
Entergy Corp.	3,445	335,440
Evergy, Inc.	3,684	215,219
Eversource Energy	5,528	392,046
Exelon Corp.	16,018	652,573
FirstEnergy Corp.	8,650	336,312
NextEra Energy, Inc.	32,970	2,446,374
NRG Energy, Inc.	3,903	145,933
PG&E Corp. (A)	26,056	450,248
Pinnacle West Capital Corp.	1,773	144,428
PPL Corp.	12,208	323,024
Southern Co.	17,809	1,251,082
Xcel Energy, Inc.	8,789	546,412

		10,193,564

Electrical Equipment - 0.6%
AMETEK, Inc.	3,707	600,089
Eaton Corp. PLC	6,509	1,308,960
Emerson Electric Co.	9,197	831,317
Generac Holdings, Inc. (A)	995	148,384
Rockwell Automation, Inc.	1,886	621,343

		3,510,093

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	9,572	813,142
CDW Corp.	2,224	408,104
Corning, Inc.	12,495	437,825
Keysight Technologies, Inc. (A)	2,885	483,093
TE Connectivity Ltd.	5,080	712,013
Teledyne Technologies, Inc. (A)	773	317,788
Trimble, Inc. (A)	3,978	210,595
Zebra Technologies Corp., Class A (A)	829	245,243

		3,627,803

Energy Equipment & Services - 0.4%
Baker Hughes Co.	16,645	526,149
Halliburton Co.	14,559	480,301
Schlumberger NV	23,290	1,144,005

		2,150,455

Entertainment - 1.4%
Activision Blizzard, Inc. (A)	11,700	986,310
Electronic Arts, Inc.	4,244	550,447
Live Nation Entertainment, Inc. (A)	2,406	219,210
Netflix, Inc. (A)	7,239	3,188,707
Take-Two Interactive Software, Inc. (A)	2,618	385,265
Walt Disney Co. (A)	29,767	2,657,598
Warner Bros Discovery, Inc. (A)	35,741	448,192

		8,435,729

Financial Services - 4.2%
Berkshire Hathaway, Inc., Class B (A)	29,003	9,890,023
Fidelity National Information Services, Inc.	9,584	524,245

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Fiserv, Inc. (A)	10,018	$ 1,263,771
FleetCor Technologies, Inc. (A)	1,167	293,010
Global Payments, Inc.	4,240	417,725
Jack Henry & Associates, Inc.	1,171	195,943
Mastercard, Inc., Class A	13,616	5,355,173
PayPal Holdings, Inc. (A)	18,225	1,216,154
Visa, Inc., Class A	26,327	6,252,136

		25,408,180

Food Products - 1.0%
Archer-Daniels-Midland Co.	8,777	663,190
Bunge Ltd.	2,443	230,497
Campbell Soup Co.	3,115	142,387
Conagra Brands, Inc.	7,855	264,871
General Mills, Inc.	9,535	731,335
Hershey Co.	2,359	589,042
Hormel Foods Corp.	4,647	186,902
J.M. Smucker Co.	1,684	248,676
Kellogg Co.	4,231	285,169
Kraft Heinz Co.	13,136	466,328
Lamb Weston Holdings, Inc.	2,387	274,386
McCormick & Co., Inc.	4,104	357,992
Mondelez International, Inc., Class A	22,218	1,620,581
Tyson Foods, Inc., Class A	4,485	228,914

		6,290,270

Gas Utilities - 0.0% (B)
Atmos Energy Corp.	2,289	266,302

Ground Transportation - 0.8%
CSX Corp.	33,221	1,132,836
JB Hunt Transport Services, Inc.	1,309	236,968
Norfolk Southern Corp.	3,665	831,076
Old Dominion Freight Line, Inc.	1,477	546,121
Union Pacific Corp.	9,939	2,033,718

		4,780,719

Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	28,320	3,087,446
Align Technology, Inc. (A)	1,141	403,503
Baxter International, Inc.	8,281	377,282
Becton Dickinson & Co.	4,639	1,224,742
Boston Scientific Corp. (A)	23,480	1,270,033
Cooper Cos., Inc.	820	314,413
DENTSPLY SIRONA, Inc.	3,372	134,948
Dexcom, Inc. (A)	6,347	815,653
Edwards Lifesciences Corp. (A)	9,946	938,206
GE HealthCare Technologies, Inc.	6,431	522,455
Hologic, Inc. (A)	3,929	318,131
IDEXX Laboratories, Inc. (A)	1,329	667,464
Insulet Corp. (A)	1,099	316,886
Intuitive Surgical, Inc. (A)	5,713	1,953,503
Medtronic PLC	21,693	1,911,153
ResMed, Inc.	2,394	523,089
STERIS PLC	1,576	354,569
Stryker Corp.	5,511	1,681,351
Teleflex, Inc.	780	188,783
Zimmer Biomet Holdings, Inc.	3,396	494,458

		17,498,068

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	2,664	$ 512,634
Cardinal Health, Inc.	4,100	387,737
Centene Corp. (A)	8,846	596,663
Cigna Group	4,788	1,343,513
CVS Health Corp.	20,924	1,446,476
DaVita, Inc. (A)	903	90,724
Elevance Health, Inc.	3,832	1,702,519
HCA Healthcare, Inc.	3,409	1,034,563
Henry Schein, Inc. (A)	2,111	171,202
Humana, Inc.	2,008	897,837
Laboratory Corp. of America Holdings	1,465	353,548
McKesson Corp.	2,203	941,364
Molina Healthcare, Inc. (A)	948	285,576
Quest Diagnostics, Inc.	1,847	259,614
UnitedHealth Group, Inc.	15,145	7,279,293
Universal Health Services, Inc., Class B	1,044	164,712

		17,467,975

Health Care REITs - 0.2%
Healthpeak Properties, Inc.	8,665	174,167
Ventas, Inc.	6,490	306,782
Welltower, Inc.	8,035	649,951

		1,130,900

Hotel & Resort REITs - 0.0% (B)
Host Hotels & Resorts, Inc.	11,918	200,580

Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc. (A)	603	1,628,299
Caesars Entertainment, Inc. (A)	3,545	180,689
Carnival Corp. (A)	16,673	313,952
Chipotle Mexican Grill, Inc. (A)	444	949,716
Darden Restaurants, Inc.	1,970	329,148
Domino’s Pizza, Inc.	592	199,498
Expedia Group, Inc. (A)	2,306	252,253
Hilton Worldwide Holdings, Inc.	4,343	632,124
Las Vegas Sands Corp. (A)	5,207	302,006
Marriott International, Inc., Class A	4,331	795,561
McDonald’s Corp.	11,887	3,547,200
MGM Resorts International	4,916	215,911
Norwegian Cruise Line Holdings Ltd. (A)	6,942	151,127
Royal Caribbean Cruises Ltd. (A)	3,483	361,326
Starbucks Corp.	18,694	1,851,828
Wynn Resorts Ltd.	1,655	174,784
Yum! Brands, Inc.	4,496	622,921

		12,508,343

Household Durables - 0.4%
D.R. Horton, Inc.	5,022	611,127
Garmin Ltd.	2,521	262,915
Lennar Corp., Class A	4,173	522,919
Mohawk Industries, Inc. (A)	784	80,877
Newell Brands, Inc.	5,993	52,139
NVR, Inc. (A)	48	304,830
PulteGroup, Inc.	3,705	287,804
Whirlpool Corp.	930	138,375

		2,260,986

Household Products - 1.4%
Church & Dwight Co., Inc.	3,998	400,720
Clorox Co.	1,957	311,241

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Products (continued)
Colgate-Palmolive Co.	13,420	$ 1,033,877
Kimberly-Clark Corp.	5,435	750,356
Procter & Gamble Co.	38,349	5,819,077

		8,315,271

Independent Power & Renewable Electricity Producers - 0.0% (B)
AES Corp.	11,171	231,575

Industrial Conglomerates - 0.8%
3M Co.	9,027	903,512
General Electric Co.	17,755	1,950,387
Honeywell International, Inc.	10,845	2,250,338

		5,104,237

Industrial REITs - 0.3%
Prologis, Inc.	15,059	1,846,685

Insurance - 2.0%
Aflac, Inc.	8,991	627,572
Allstate Corp.	4,232	461,457
American International Group, Inc.	11,971	688,811
Aon PLC, Class A	3,300	1,139,160
Arch Capital Group Ltd. (A)	6,083	455,313
Arthur J Gallagher & Co.	3,509	770,471
Assurant, Inc.	869	109,251
Brown & Brown, Inc.	3,728	256,636
Chubb Ltd.	6,703	1,290,730
Cincinnati Financial Corp.	2,480	241,354
Everest Re Group Ltd.	697	238,276
Globe Life, Inc.	1,371	150,289
Hartford Financial Services Group, Inc.	5,014	361,108
Lincoln National Corp.	2,300	59,248
Loews Corp.	3,077	182,712
Marsh & McLennan Cos., Inc.	8,073	1,518,370
MetLife, Inc.	10,593	598,822
Principal Financial Group, Inc.	3,622	274,692
Progressive Corp.	9,476	1,254,338
Prudential Financial, Inc.	5,946	524,556
Travelers Cos., Inc.	3,707	643,758
W.R. Berkley Corp.	3,144	187,257
Willis Towers Watson PLC	1,740	409,770

		12,443,951

Interactive Media & Services - 5.3%
Alphabet, Inc., Class A (A)	96,613	11,564,576
Alphabet, Inc., Class C (A)	83,112	10,054,059
Match Group, Inc. (A)	4,608	192,845
Meta Platforms, Inc., Class A (A)	35,977	10,324,679

		32,136,159

IT Services - 1.1%
Accenture PLC, Class A	10,284	3,173,437
Akamai Technologies, Inc. (A)	2,420	217,485
Cognizant Technology Solutions Corp., Class A	8,341	544,501
DXC Technology Co. (A)	3,390	90,581
EPAM Systems, Inc. (A)	916	205,871
Gartner, Inc. (A)	1,290	451,900
International Business Machines Corp.	14,804	1,980,923
VeriSign, Inc. (A)	1,459	329,690

		6,994,388

	Shares	Value
COMMON STOCKS (continued)
Leisure Products - 0.0% (B)
Hasbro, Inc.	2,040	$ 132,131

Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	4,752	571,428
Bio-Rad Laboratories, Inc., Class A (A)	329	124,730
Bio-Techne Corp.	2,518	205,544
Charles River Laboratories International, Inc. (A)	825	173,456
Danaher Corp.	10,819	2,596,560
Illumina, Inc. (A)	2,528	473,975
IQVIA Holdings, Inc. (A)	2,982	670,264
Mettler-Toledo International, Inc. (A)	362	474,814
Revvity, Inc.	1,986	235,917
Thermo Fisher Scientific, Inc.	6,281	3,277,112
Waters Corp. (A)	937	249,748
West Pharmaceutical Services, Inc.	1,212	463,554

		9,517,102

Machinery - 1.8%
Caterpillar, Inc.	8,401	2,067,066
Cummins, Inc.	2,306	565,339
Deere & Co.	4,398	1,782,026
Dover Corp.	2,228	328,964
Fortive Corp.	5,828	435,759
IDEX Corp.	1,208	260,034
Illinois Tool Works, Inc.	4,460	1,115,714
Ingersoll Rand, Inc.	6,668	435,820
Nordson Corp.	867	215,172
Otis Worldwide Corp.	6,785	603,933
PACCAR, Inc.	8,495	710,607
Parker-Hannifin Corp.	2,065	805,433
Pentair PLC	2,528	163,309
Snap-on, Inc.	848	244,385
Stanley Black & Decker, Inc.	2,429	227,622
Westinghouse Air Brake Technologies Corp.	2,905	318,591
Xylem, Inc.	3,907	440,006

		10,719,780

Media - 0.7%
Charter Communications, Inc., Class A (A)	1,666	612,038
Comcast Corp., Class A	67,749	2,814,971
Fox Corp., Class A	4,741	161,194
Fox Corp., Class B	2,115	67,447
Interpublic Group of Cos., Inc.	6,206	239,428
News Corp., Class A	5,836	113,802
News Corp., Class B	1,610	31,749
Omnicom Group, Inc.	3,218	306,193
Paramount Global, Class B	7,821	124,432

		4,471,254

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	23,448	937,920
Newmont Corp.	12,940	552,020
Nucor Corp.	4,120	675,598
Steel Dynamics, Inc.	2,575	280,495

		2,446,033

Multi-Utilities - 0.7%
Ameren Corp.	4,302	351,344
CenterPoint Energy, Inc.	10,048	292,899
CMS Energy Corp.	4,653	273,364
Consolidated Edison, Inc.	5,703	515,551

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities (continued)
Dominion Energy, Inc.	13,421	$ 695,074
DTE Energy Co.	3,353	368,897
NiSource, Inc.	6,557	179,334
Public Service Enterprise Group, Inc.	8,027	502,571
Sempra Energy	5,109	743,819
WEC Energy Group, Inc.	5,103	450,289

		4,373,142

Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.	2,612	296,436
Boston Properties, Inc.	2,150	123,818

		420,254

Oil, Gas & Consumable Fuels - 3.7%
APA Corp.	4,891	167,126
Chevron Corp.	28,363	4,462,918
ConocoPhillips	19,726	2,043,811
Coterra Energy, Inc.	12,363	312,784
Devon Energy Corp.	10,509	508,005
Diamondback Energy, Inc.	2,979	391,321
EOG Resources, Inc.	9,434	1,079,627
EQT Corp.	5,749	236,456
Exxon Mobil Corp.	65,769	7,053,725
Hess Corp.	4,455	605,657
Kinder Morgan, Inc.	31,800	547,596
Marathon Oil Corp.	10,035	231,006
Marathon Petroleum Corp.	6,848	798,477
Occidental Petroleum Corp.	11,712	688,666
ONEOK, Inc.	7,235	446,544
Phillips 66	7,502	715,541
Pioneer Natural Resources Co.	3,824	792,256
Targa Resources Corp.	3,624	275,786
Valero Energy Corp.	5,843	685,384
Williams Cos., Inc.	19,562	638,308

		22,680,994

Passenger Airlines - 0.2%
Alaska Air Group, Inc. (A)	1,936	102,957
American Airlines Group, Inc. (A)	10,081	180,853
Delta Air Lines, Inc. (A)	10,493	498,837
Southwest Airlines Co.	9,643	349,173
United Airlines Holdings, Inc. (A)	5,318	291,799

		1,423,619

Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	3,733	733,087

Pharmaceuticals - 4.8%
AbbVie, Inc.	28,721	3,869,580
Bristol-Myers Squibb Co.	34,240	2,189,648
Catalent, Inc. (A)	2,759	119,630
Eli Lilly & Co.	12,819	6,011,855
Johnson & Johnson	42,275	6,997,358
Merck & Co., Inc.	41,295	4,765,030
Organon & Co.	4,434	92,271
Pfizer, Inc.	91,922	3,371,699
Viatris, Inc.	18,855	188,173
Zoetis, Inc.	7,546	1,299,497

		28,904,741

Professional Services - 0.7%
Automatic Data Processing, Inc.	6,742	1,481,824

	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
Broadridge Financial Solutions, Inc., ADR	1,909	$ 316,188
Ceridian HCM Holding, Inc. (A)	2,383	159,589
Equifax, Inc.	2,002	471,071
Jacobs Solutions, Inc.	2,022	240,396
Leidos Holdings, Inc.	2,242	198,372
Paychex, Inc.	5,154	576,578
Paycom Software, Inc.	775	248,961
Robert Half International, Inc.	1,648	123,962
Verisk Analytics, Inc.	2,466	557,390

		4,374,331

Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A (A)	4,996	403,227
CoStar Group, Inc. (A)	6,651	591,939

		995,166

Residential REITs - 0.3%
AvalonBay Communities, Inc.	2,307	436,646
Camden Property Trust	1,805	196,510
Equity Residential	5,634	371,675
Essex Property Trust, Inc.	1,038	243,203
Invitation Homes, Inc.	9,213	316,927
Mid-America Apartment Communities, Inc.	1,918	291,268
UDR, Inc.	5,122	220,041

		2,076,270

Retail REITs - 0.3%
Federal Realty Investment Trust	1,122	108,576
Kimco Realty Corp.	9,981	196,825
Realty Income Corp.	10,880	650,515
Regency Centers Corp.	2,341	144,604
Simon Property Group, Inc.	5,254	606,732

		1,707,252

Semiconductors & Semiconductor Equipment - 7.3%
Advanced Micro Devices, Inc. (A)	26,228	2,987,631
Analog Devices, Inc.	8,253	1,607,767
Applied Materials, Inc.	13,778	1,991,472
Broadcom, Inc.	6,783	5,883,778
Enphase Energy, Inc. (A)	2,229	373,313
First Solar, Inc. (A)	1,647	313,078
Intel Corp.	67,975	2,273,084
KLA Corp.	2,225	1,079,169
Lam Research Corp.	2,193	1,409,792
Microchip Technology, Inc.	8,823	790,453
Micron Technology, Inc.	17,881	1,128,470
Monolithic Power Systems, Inc.	737	398,150
NVIDIA Corp.	40,212	17,010,480
NXP Semiconductors NV	4,171	853,720
ON Semiconductor Corp. (A)	7,023	664,235
Qorvo, Inc. (A)	1,654	168,758
QUALCOMM, Inc.	18,157	2,161,409
Skyworks Solutions, Inc.	2,619	289,897
SolarEdge Technologies, Inc. (A)	913	245,643
Teradyne, Inc.	2,543	283,112
Texas Instruments, Inc.	14,786	2,661,776

		44,575,187

Software - 10.3%
Adobe, Inc. (A)	7,468	3,651,777
ANSYS, Inc. (A)	1,383	456,764

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Autodesk, Inc. (A)	3,510	$ 718,181
Cadence Design Systems, Inc. (A)	4,408	1,033,764
Fair Isaac Corp. (A)	401	324,493
Fortinet, Inc. (A)	10,526	795,660
Gen Digital, Inc.	8,717	161,700
Intuit, Inc.	4,573	2,095,303
Microsoft Corp.	120,871	41,161,410
Oracle Corp.	25,063	2,984,753
Palo Alto Networks, Inc. (A)	4,942	1,262,731
PTC, Inc. (A)	1,681	239,206
Roper Technologies, Inc.	1,745	838,996
Salesforce, Inc. (A)	15,941	3,367,696
ServiceNow, Inc. (A)	3,322	1,866,864
Synopsys, Inc. (A)	2,489	1,083,736
Tyler Technologies, Inc. (A)	696	289,863

		62,332,897

Specialized REITs - 1.1%
American Tower Corp.	7,606	1,475,108
Crown Castle, Inc.	6,968	793,934
Digital Realty Trust, Inc.	4,750	540,882
Equinix, Inc.	1,528	1,197,860
Extra Space Storage, Inc.	2,235	332,680
Iron Mountain, Inc.	4,629	263,020
Public Storage	2,545	742,834
SBA Communications Corp.	1,772	410,679
VICI Properties, Inc.	16,145	507,437
Weyerhaeuser Co.	11,662	390,794

		6,655,228

Specialty Retail - 2.1%
Advance Auto Parts, Inc.	920	64,676
AutoZone, Inc. (A)	296	738,035
Bath & Body Works, Inc.	3,564	133,650
Best Buy Co., Inc.	3,103	254,291
CarMax, Inc. (A)	2,642	221,135
Home Depot, Inc.	16,479	5,119,036
Lowe’s Cos., Inc.	9,720	2,193,804
O’Reilly Automotive, Inc. (A)	1,003	958,166
Ross Stores, Inc.	5,614	629,498
TJX Cos., Inc.	18,787	1,592,950

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Tractor Supply Co.	1,782	$ 394,000
Ulta Beauty, Inc. (A)	808	380,241

		12,679,482

Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc.	240,341	46,618,944
Hewlett Packard Enterprise Co.	20,777	349,054
HP, Inc.	14,161	434,884
NetApp, Inc.	3,461	264,420
Seagate Technology Holdings PLC	3,087	190,993
Western Digital Corp. (A)	5,359	203,267

		48,061,562

Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	20,079	2,216,119
Ralph Lauren Corp.	631	77,802
Tapestry, Inc.	3,746	160,329
VF Corp.	5,200	99,268

		2,553,518

Tobacco - 0.6%
Altria Group, Inc.	28,893	1,308,853
Philip Morris International, Inc.	25,290	2,468,810

		3,777,663

Trading Companies & Distributors - 0.3%
Fastenal Co.	9,303	548,784
United Rentals, Inc.	1,131	503,713
WW Grainger, Inc.	713	562,265

		1,614,762

Water Utilities - 0.1%
American Water Works Co., Inc.	3,122	445,666

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	9,393	1,304,688

Total Common Stocks (Cost $468,616,304)		604,039,757

Total Investments (Cost $468,616,304)		604,039,757
Net Other Assets (Liabilities) - 0.6%		3,787,954

Net Assets - 100.0%		$607,827,711

FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	15	09/15/2023	$3,303,521	$3,366,188	$62,667	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$604,039,757	$—	$—	$604,039,757

Total Investments	$604,039,757	$—	$—	$604,039,757

Other Financial Instruments
Futures Contracts (D)	$62,667	$—	$—	$62,667

Total Other Financial Instruments	$62,667	$—	$—	$62,667

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.
(D)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica S&P 500 Index VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Investments, at value (cost $468,616,304)	$604,039,757
Cash	7,946,177
Cash collateral pledged at broker for:
Futures contracts	184,800
Receivables and other assets:
Shares of beneficial interest sold	747,623
Dividends	383,247
Variation margin receivable on futures contracts	380,763
Prepaid expenses	2,670

Total assets	613,685,037

Liabilities:
Payables and other liabilities:
Investments purchased	5,483,615
Shares of beneficial interest redeemed	136,867
Investment management fees	37,954
Distribution and service fees	101,536
Transfer agent costs	433
Trustee and CCO fees	857
Audit and tax fees	23,404
Custody fees	19,730
Legal fees	6,480
Printing and shareholder reports fees	10,442
Other accrued expenses	36,008

Total liabilities	5,857,326

Net assets	$607,827,711

Net assets consist of:
Capital stock ($0.01 par value)	$319,954
Additional paid-in capital	450,414,967
Total distributable earnings (accumulated losses)	157,092,790

Net assets	$607,827,711

Net assets by class:
Initial Class	$95,259,517
Service Class	512,568,194

Shares outstanding:
Initial Class	4,982,964
Service Class	27,012,444

Net asset value and offering price per share:
Initial Class	$19.12
Service Class	18.98

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income	$4,427,547
Interest income	4,667
Withholding taxes on foreign income	(1,237)

Total investment income	4,430,977

Expenses:
Investment management fees	210,662
Distribution and service fees:
Service Class	566,643
Transfer agency costs
Initial Class	415
Service Class	2,562
Trustee and CCO fees	13,670
Audit and tax fees	24,584
Custody fees	21,966
Legal fees	14,624
Printing and shareholder reports fees	18,603
Other	32,867

Total expenses before waiver and/or reimbursement and recapture	906,596

Expenses waived and/or reimbursed:
Initial Class	(1,030)
Service Class	(8,046)
Recapture of previously waived and/or reimbursed fees:
Initial Class	1,068
Service Class	34,456

Net expenses	933,044

Net investment income (loss)	3,497,933

Net realized gain (loss) on:
Investments	5,025,901
Futures contracts	355,752

Net realized gain (loss)	5,381,653

Net change in unrealized appreciation (depreciation) on:
Investments	73,885,531
Futures contracts	166,575

Net change in unrealized appreciation (depreciation)	74,052,106

Net realized and change in unrealized gain (loss)	79,433,759

Net increase (decrease) in net assets resulting from operations	$82,931,692

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica S&P 500 Index VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$3,497,933	$5,938,338
Net realized gain (loss)	5,381,653	8,236,675
Net change in unrealized appreciation (depreciation)	74,052,106	(117,009,509)

Net increase (decrease) in net assets resulting from operations	82,931,692	(102,834,496)

Dividends and/or distributions to shareholders:
Initial Class	—	(1,192,283)
Service Class	—	(9,885,341)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(11,077,624)

Capital share transactions:
Proceeds from shares sold:
Initial Class	40,706,477	45,053,560
Service Class	51,666,943	61,436,973

	92,373,420	106,490,533

Dividends and/or distributions reinvested:
Initial Class	—	1,192,283
Service Class	—	9,885,341

	—	11,077,624

Cost of shares redeemed:
Initial Class	(16,418,107)	(17,132,380)
Service Class	(28,132,569)	(67,288,105)

	(44,550,676)	(84,420,485)

Net increase (decrease) in net assets resulting from capital share transactions	47,822,744	33,147,672

Net increase (decrease) in net assets	130,754,436	(80,764,448)

Net assets:
Beginning of period/year	477,073,275	557,837,723

End of period/year	$607,827,711	$477,073,275

Capital share transactions - shares:
Shares issued:
Initial Class	2,309,178	2,635,475
Service Class	2,944,689	3,466,273

	5,253,867	6,101,748

Shares reinvested:
Initial Class	—	68,130
Service Class	—	567,797

	—	635,927

Shares redeemed:
Initial Class	(938,563)	(993,363)
Service Class	(1,621,685)	(3,777,965)

	(2,560,248)	(4,771,328)

Net increase (decrease) in shares outstanding:
Initial Class	1,370,615	1,710,242
Service Class	1,323,004	256,105

	2,693,619	1,966,347

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica S&P 500 Index VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the periods and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018 (A)
Net asset value, beginning of period/year	$16.37		$20.52	$16.39	$14.02	$10.74	$11.80

Investment operations:
Net investment income (loss) (B)	0.14		0.26	0.23	0.23	0.23	0.21
Net realized and unrealized gain (loss)	2.61		(3.97)	4.41	2.30	3.12	(1.22)

Total investment operations	2.75		(3.71)	4.64	2.53	3.35	(1.01)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.21)	(0.18)	(0.11)	(0.07)	(0.03)
Net realized gains	—		(0.23)	(0.33)	(0.05)	—	(0.02)

Total dividends and/or distributions to shareholders	—		(0.44)	(0.51)	(0.16)	(0.07)	(0.05)

Net asset value, end of period/year	$19.12		$16.37	$20.52	$16.39	$14.02	$10.74

Total return	16.80	%(C)	(18.22)%	28.50%	18.18%	31.22%	(8.66	)%(C)

Ratio and supplemental data:
Net assets end of period/year (000’s)	$95,260		$59,133	$39,034	$33,069	$11,818	$3,735
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.13	%(D)	0.13%	0.13%	0.16%	0.19%	0.40	%(D)
Including waiver and/or reimbursement and recapture	0.13	%(D)(E)	0.14%	0.14%	0.14%	0.14%	0.14	%(D)
Net investment income (loss) to average net assets	1.56	%(D)	1.48%	1.24%	1.65%	1.81%	1.88	%(D)
Portfolio turnover rate	3	%(C)	5%	3%	10%	1%	1%

(A)	Commenced operations on January 12, 2018.
(B)	Calculated based on average number of shares outstanding.
(C)	Not annualized.
(D)	Annualized.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$16.27		$20.40	$16.32	$13.97	$10.72	$11.32

Investment operations:
Net investment income (loss) (A)	0.11		0.21	0.18	0.20	0.20	0.18
Net realized and unrealized gain (loss)	2.60		(3.94)	4.38	2.30	3.11	(0.74)

Total investment operations	2.71		(3.73)	4.56	2.50	3.31	(0.56)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.17)	(0.15)	(0.10)	(0.06)	(0.02)
Net realized gains	—		(0.23)	(0.33)	(0.05)	—	(0.02)

Total dividends and/or distributions to shareholders	—		(0.40)	(0.48)	(0.15)	(0.06)	(0.04)

Net asset value, end of period/year	$18.98		$16.27	$20.40	$16.32	$13.97	$10.72

Total return	16.66	%(B)	(18.44)%	28.14%	17.98%	30.90%	(4.99)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$512,568		$417,940	$518,804	$352,326	$213,010	$53,694
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture	0.38	%(C)	0.38%	0.38%	0.41%	0.44%	0.65%
Including waiver and/or reimbursement and recapture	0.39	%(C)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income (loss) to average net assets	1.29	%(C)	1.20%	0.99%	1.43%	1.56%	1.57%
Portfolio turnover rate	3	%(B)	5%	3%	10%	1%	1%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica S&P 500 Index VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2023 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2023, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Portfolio’s investment strategies allow the Portfolio to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Portfolio’s investment strategies, the Portfolio may seek to use derivatives to increase or decrease its exposure to certain market risks, including:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Portfolio.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Portfolio is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Portfolio will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

risk is the risk that the counterparty will not be able to fulfill its obligations to the Portfolio. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Portfolio’s exposure to market risk factors and certain other associated risks are summarized by derivative type as follows:

Futures contracts: The Portfolio is subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing its investment objective. The Portfolio uses futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolio is required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Portfolio, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. Upon entering into such contracts, the Portfolio bears the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolio since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at June 30, 2023, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2023.

Asset Derivatives
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts:
Total distributable earnings (accumulated losses) (A) (B)	$—	$—	$62,667	$—	$—	$62,667
Total	$—	$—	$62,667	$—	$—	$62,667

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location and the effect of derivative investments, if any, within the Statement of Operations, categorized by primary market risk exposure as of June 30, 2023.

Realized Gain (Loss) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$355,752	$—	$—	$355,752
Total	$—	$—	$355,752	$—	$—	$355,752

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Futures contracts	$—	$—	$166,575	$—	$—	$166,575
Total	$—	$—	$166,575	$—	$—	$166,575

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2023.

Futures contracts:
Average notional value of contracts — long	$3,744,396

Collateral requirements: Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (futures contracts, exchange-traded options, and exchange-traded swap agreements) while collateral terms are contract specific for OTC derivatives (forward foreign currency exchange contracts, OTC options, and OTC swap agreements). For OTC derivatives, under standard derivatives agreements, the Portfolio may be required to pledge collateral on derivatives to a counterparty if the Portfolio is in a net liability position, and receive collateral if in a net positive position. For financial reporting purposes, cash collateral that has been pledged by the Portfolio to cover obligations, if any, is reported in Cash collateral at broker within the Statement of Assets and Liabilities. Cash collateral that has been received by the Portfolio from a counterparty, if any, is reported separately in Cash collateral pledged at custodian and/or broker within the Statement of Assets and Liabilities. Non-cash collateral pledged to the Portfolio, if any, is disclosed within the Schedule of Investments.

Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has been made. Typically a counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally does not use non-cash collateral that it receives but may, absent default or certain other circumstances, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty.

To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. Additionally, to the extent the Portfolio has delivered collateral to a counterparty, the Portfolio bears the risk of loss from a counterparty in the event the counterparty fails to return such collateral. Counterparties may immediately terminate derivatives contracts if the Portfolio fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages. Collateral may not be required for all derivative contracts.

7. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Index fund risk: While the Portfolio seeks to track the performance of the S&P 500® Index (i.e., achieve a high degree of correlation with the index), the Portfolio’s return may not match the return of the index. The Portfolio incurs a number of operating expenses not applicable to the index, and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The Portfolio may attempt to replicate the index return by investing in fewer than all of the securities in the index, or in some securities not included in the index, potentially increasing the risk of divergence between the Portfolio’s return and that of the index.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. RISK FACTORS (continued)

Passive strategy/index risk: The Portfolio is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the index or of the actual securities comprising the index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Portfolio’s performance may be less favorable than that of a portfolio managed using an active investment strategy.The structure and composition of the index will affect the performance, volatility, and risk of the index and, consequently, the performance, volatility, and risk of the Portfolio.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

8. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM at an annual rate of 0.08% of daily average net assets.

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.14%	May 1, 2024
Service Class	0.39	May 1, 2024

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

8. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

For the 36-month period ended June 30, 2023, the balances available for recapture by TAM for the Portfolio are as follows:

	Amounts Available
Class	2020 (A)	2021	2022	2023	Total
Service Class	$15,491	$18,473	$15,224	$8,046	$57,234

(A)	For the six-month period of July 1, 2020 through December 31, 2020.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica S&P 500 Index VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

9. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 70,115,564	$ —	$ 17,806,786	$ —

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 468,616,304	$ 154,271,278	$ (18,785,158)	$ 135,486,120

11. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica S&P 500 Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica S&P 500 Index VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and SSGA Funds Management, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica S&P 500 Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Trustees noted that the objective of the Portfolio, as an index fund, is to track, and not necessarily exceed, its benchmark index, and that unlike the Portfolio, the index is not subject to any expenses or transaction costs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe and below its benchmark, each for the past 1-, 3- and 5-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica S&P 500 Index VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Trustees noted that the Portfolio’s management fee schedule does not contain breakpoints and determined that, based on all of the information provided, breakpoints were not warranted at this time. The Board also considered the Sub-Adviser’s sub-advisory fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Small/Mid Cap Value VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,044.60	$4.21	$1,020.70	$4.16	0.83%
Service Class	1,000.00	1,043.60	5.47	1,019.40	5.41	1.08

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	96.9%
Repurchase Agreement	3.2
Other Investment Company	0.0 *
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Aerospace & Defense - 2.3%
Curtiss-Wright Corp.	15,400	$2,828,364
Elbit Systems Ltd.	6,100	1,274,656
Huntington Ingalls Industries, Inc.	35,300	8,034,280

		12,137,300

Air Freight & Logistics - 1.0%
FedEx Corp.	21,400	5,305,060

Automobile Components - 0.6%
Dana, Inc.	30,800	523,600
Gentex Corp.	21,000	614,460
Stoneridge, Inc. (A)	7,600	143,260
Visteon Corp. (A)	13,250	1,902,833

		3,184,153

Banks - 5.9%
Atlantic Union Bankshares Corp.	19,800	513,810
Berkshire Hills Bancorp, Inc.	60,200	1,247,946
Central Valley Community Bancorp	12,700	196,215
Columbia Banking System, Inc.	69,150	1,402,362
Dime Community Bancshares, Inc.	68,600	1,209,418
First Citizens BancShares, Inc., Class A	8,084	10,375,410
First Community Bankshares, Inc.	45,900	1,364,607
First Merchants Corp.	45,900	1,295,757
Lakeland Bancorp, Inc.	111,150	1,488,299
OceanFirst Financial Corp.	50,100	782,562
Princeton Bancorp, Inc.	7,700	210,364
Provident Financial Services, Inc.	55,300	903,602
Sandy Spring Bancorp, Inc.	48,050	1,089,774
TrustCo Bank Corp.	64,660	1,849,923
United Bankshares, Inc.	14,000	415,380
United Community Banks, Inc.	62,850	1,570,621
Washington Federal, Inc.	91,500	2,426,580
Webster Financial Corp.	64,350	2,429,212

		30,771,842

Beverages - 0.4%
Molson Coors Beverage Co., Class B	33,490	2,204,982

Biotechnology - 0.3%
Exelixis, Inc. (A)	78,800	1,505,868

Building Products - 2.6%
American Woodmark Corp. (A)	24,850	1,897,794
Builders FirstSource, Inc. (A)	16,700	2,271,200
Gibraltar Industries, Inc. (A)	9,400	591,448
Hayward Holdings, Inc. (A)	99,450	1,277,933
Masonite International Corp. (A)	15,800	1,618,552
Owens Corning	16,250	2,120,625
PGT Innovations, Inc. (A)	65,850	1,919,527
Quanex Building Products Corp.	73,400	1,970,790

		13,667,869

Capital Markets - 0.7%
Piper Sandler Cos.	16,250	2,100,475
Stifel Financial Corp.	30,350	1,810,985

		3,911,460

Chemicals - 2.5%
Chase Corp.	17,450	2,115,289
Huntsman Corp.	38,500	1,040,270
LSB Industries, Inc. (A)	108,650	1,070,202
Mosaic Co.	111,200	3,892,000

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Olin Corp.	93,100	$ 4,784,409

		12,902,170

Commercial Services & Supplies - 0.3%
HNI Corp.	28,300	797,494
Tetra Tech, Inc.	3,750	614,025

		1,411,519

Communications Equipment - 0.7%
Harmonic, Inc. (A)	63,200	1,021,944
KVH Industries, Inc. (A)	114,450	1,046,073
Silicom Ltd. (A)	41,900	1,544,434

		3,612,451

Construction & Engineering - 1.7%
Comfort Systems USA, Inc.	20,850	3,423,570
EMCOR Group, Inc.	21,800	4,028,204
Granite Construction, Inc.	32,500	1,292,850

		8,744,624

Consumer Finance - 0.8%
Ally Financial, Inc.	149,800	4,046,098

Consumer Staples Distribution & Retail - 1.0%
Dollar Tree, Inc. (A)	31,100	4,462,850
Village Super Market, Inc., Class A	35,650	813,533

		5,276,383

Containers & Packaging - 0.9%
Graphic Packaging Holding Co.	190,100	4,568,103

Distributors - 1.0%
LKQ Corp.	89,400	5,209,338

Diversified Consumer Services - 0.3%
American Public Education, Inc. (A)	22,400	106,176
Stride, Inc. (A)	36,300	1,351,449

		1,457,625

Diversified Telecommunication Services - 1.0%
Liberty Global PLC, Class A (A)	316,800	5,341,248

Electric Utilities - 3.5%
Evergy, Inc.	119,201	6,963,722
Exelon Corp.	113,200	4,611,768
OGE Energy Corp.	167,800	6,025,698
Portland General Electric Co.	17,850	835,916

		18,437,104

Electrical Equipment - 1.0%
Acuity Brands, Inc.	4,100	668,628
LSI Industries, Inc.	160,600	2,017,136
Regal Rexnord Corp.	15,400	2,370,060

		5,055,824

Electronic Equipment, Instruments & Components - 2.6%
Coherent Corp. (A)	11,850	604,113
Flex Ltd. (A)	82,400	2,277,536
Itron, Inc. (A)	6,500	468,650
Methode Electronics, Inc.	39,750	1,332,420
OSI Systems, Inc. (A)	15,700	1,849,931
Vishay Intertechnology, Inc.	81,000	2,381,400
Vontier Corp.	142,100	4,577,041

		13,491,091

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Energy Equipment & Services - 0.5%
Helix Energy Solutions Group, Inc. (A)	182,550	$ 1,347,219
Helmerich & Payne, Inc.	33,200	1,176,940
Noble Corp. PLC (A)	5,450	225,140

		2,749,299

Entertainment - 1.2%
Madison Square Garden Entertainment Corp. (A)	48,250	1,622,165
Madison Square Garden Sports Corp.	6,700	1,259,935
Sphere Entertainment Co. (A)	25,350	694,336
Warner Bros Discovery, Inc. (A)	212,000	2,658,480

		6,234,916

Financial Services - 2.7%
Fidelity National Information Services, Inc.	57,400	3,139,780
FleetCor Technologies, Inc. (A)	22,600	5,674,408
Global Payments, Inc.	55,200	5,438,304

		14,252,492

Food Products - 2.1%
Nomad Foods Ltd. (A)	76,100	1,333,272
Post Holdings, Inc. (A)	68,968	5,976,077
Tyson Foods, Inc., Class A	76,600	3,909,664

		11,219,013

Gas Utilities - 0.4%
National Fuel Gas Co.	36,500	1,874,640

Ground Transportation - 0.2%
U-Haul Holding Co.	18,000	912,060

Health Care Equipment & Supplies - 1.5%
AngioDynamics, Inc. (A)	87,450	912,103
Inmode Ltd. (A)	13,950	521,033
Koninklijke Philips NV (B)	222,826	4,833,096
OraSure Technologies, Inc. (A)	80,600	403,806
QuidelOrtho Corp. (A)	11,600	961,176

		7,631,214

Health Care Providers & Services - 5.2%
AmerisourceBergen Corp.	34,266	6,593,806
AMN Healthcare Services, Inc. (A)	12,650	1,380,368
Centene Corp. (A)	90,100	6,077,245
Cross Country Healthcare, Inc. (A)	129,150	3,626,532
Encompass Health Corp.	31,000	2,099,010
Enhabit, Inc. (A)	106,250	1,221,875
Laboratory Corp. of America Holdings	24,277	5,858,769
National HealthCare Corp.	7,900	488,378

		27,345,983

Health Care REITs - 0.8%
Community Healthcare Trust, Inc.	30,200	997,204
Physicians Realty Trust	130,000	1,818,700
Sabra Health Care, Inc.	123,250	1,450,652

		4,266,556

Hotel & Resort REITs - 0.6%
Apple Hospitality, Inc.	119,100	1,799,601
DiamondRock Hospitality Co.	87,850	703,678
Summit Hotel Properties, Inc.	59,250	385,718

		2,888,997

Hotels, Restaurants & Leisure - 0.4%
Bloomin’ Brands, Inc.	24,950	670,906
Churchill Downs, Inc.	11,100	1,544,787

		2,215,693

	Shares	Value
COMMON STOCKS (continued)
Household Durables - 1.2%
Helen of Troy Ltd. (A)	10,100	$ 1,091,002
KB Home	37,150	1,921,026
La-Z-Boy, Inc.	37,850	1,084,024
MDC Holdings, Inc.	14,350	671,150
PulteGroup, Inc.	10,400	807,872
Sonos, Inc. (A)	40,600	662,998

		6,238,072

Household Products - 0.4%
Spectrum Brands Holdings, Inc.	24,200	1,888,810

Independent Power & Renewable Electricity Producers - 1.0%
Vistra Corp.	209,631	5,502,814

Industrial REITs - 0.3%
LXP Industrial Trust	163,550	1,594,613

Insurance - 7.0%
Allstate Corp.	55,300	6,029,912
Arch Capital Group Ltd. (A)	38,300	2,866,755
Everest Re Group Ltd.	7,200	2,461,392
Fidelity National Financial, Inc.	130,707	4,705,452
Loews Corp.	38,008	2,256,915
Markel Group, Inc. (A)	5,100	7,054,218
Old Republic International Corp.	190,000	4,782,300
Selective Insurance Group, Inc.	26,200	2,513,890
United Fire Group, Inc.	23,450	531,377
Willis Towers Watson PLC	14,300	3,367,650

		36,569,861

Interactive Media & Services - 1.0%
IAC, Inc. (A)	86,464	5,429,939

IT Services - 0.1%
Perficient, Inc. (A)	9,100	758,303

Leisure Products - 0.9%
BRP, Inc.	17,350	1,467,810
MasterCraft Boat Holdings, Inc. (A)	62,750	1,923,287
Polaris, Inc.	13,150	1,590,230

		4,981,327

Life Sciences Tools & Services - 1.9%
Azenta, Inc. (A)	29,150	1,360,722
Bio-Rad Laboratories, Inc., Class A (A)	20,700	7,847,784
Maravai LifeSciences Holdings, Inc., Class A (A)	71,700	891,231

		10,099,737

Machinery - 2.1%
Allison Transmission Holdings, Inc.	7,500	423,450
CNH Industrial NV	177,500	2,556,000
Columbus McKinnon Corp.	46,200	1,878,030
Douglas Dynamics, Inc.	26,200	782,856
Gencor Industries, Inc. (A)	47,650	742,387
Miller Industries, Inc.	22,400	794,528
Mueller Industries, Inc.	36,600	3,194,448
Oshkosh Corp.	5,750	497,892

		10,869,591

Media - 5.7%
Altice USA, Inc., Class A (A)	439,500	1,327,290
DISH Network Corp., Class A (A) (B)	331,700	2,185,903
Fox Corp., Class A	153,500	5,219,000
Liberty Broadband Corp., Class C (A)	92,790	7,433,407

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (continued)
Liberty Media Corp. - Liberty SiriusXM, Class C (A)	220,044	$ 7,202,040
News Corp., Class A	281,800	5,495,100
Perion Network Ltd. (A)	26,300	806,621

		29,669,361

Metals & Mining - 1.9%
Commercial Metals Co.	37,850	1,993,181
Kaiser Aluminum Corp.	16,800	1,203,552
Schnitzer Steel Industries, Inc., Class A	32,000	959,680
TimkenSteel Corp. (A)	71,600	1,544,412
U.S. Steel Corp.	162,851	4,072,904

		9,773,729

Multi-Utilities - 4.3%
CenterPoint Energy, Inc.	182,600	5,322,790
Dominion Energy, Inc.	116,100	6,012,819
NiSource, Inc.	278,800	7,625,180
NorthWestern Corp.	60,050	3,408,438

		22,369,227

Office REITs - 1.0%
Brandywine Realty Trust	120,150	558,697
JBG SMITH Properties	271,700	4,086,368
Piedmont Office Realty Trust, Inc., Class A	93,800	681,926

		5,326,991

Oil, Gas & Consumable Fuels - 6.5%
Chesapeake Energy Corp.	47,600	3,983,168
Delek US Holdings, Inc.	51,200	1,226,240
Diamondback Energy, Inc.	23,800	3,126,368
EQT Corp.	62,600	2,574,738
HF Sinclair Corp.	83,500	3,724,935
Kinder Morgan, Inc.	317,400	5,465,628
Magnolia Oil & Gas Corp., Class A	195,000	4,075,500
Ovintiv, Inc.	39,600	1,507,572
REX American Resources Corp. (A)	59,450	2,069,454
Williams Cos., Inc.	190,900	6,229,067

		33,982,670

Paper & Forest Products - 0.7%
Louisiana-Pacific Corp.	52,200	3,913,956

Personal Care Products - 0.1%
Medifast, Inc.	3,150	290,304

Pharmaceuticals - 3.0%
Catalent, Inc. (A)	52,200	2,263,392
Innoviva, Inc. (A)	143,400	1,825,482
Jazz Pharmaceuticals PLC (A)	13,400	1,661,198
Organon & Co.	113,500	2,361,935
Perrigo Co. PLC	223,600	7,591,220

		15,703,227

Professional Services - 2.9%
ASGN, Inc. (A)	17,100	1,293,273
Clarivate PLC (A) (B)	203,200	1,936,496
FTI Consulting, Inc. (A)	4,900	931,980
Heidrick & Struggles International, Inc.	40,250	1,065,418
ICF International, Inc.	26,550	3,302,554
KBR, Inc.	56,350	3,666,131
Leidos Holdings, Inc.	15,650	1,384,712

	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
Science Applications International Corp.	15,850	$ 1,782,808

		15,363,372

Real Estate Management & Development - 0.1%
Newmark Group, Inc., Class A	49,600	308,512

Semiconductors & Semiconductor Equipment - 2.6%
AXT, Inc. (A)	67,100	230,824
Cohu, Inc. (A)	52,200	2,169,432
Magnachip Semiconductor Corp. (A)	147,500	1,649,050
MaxLinear, Inc. (A)	11,450	361,362
MKS Instruments, Inc.	11,850	1,280,985
Onto Innovation, Inc. (A)	18,900	2,201,283
Qorvo, Inc. (A)	9,250	943,778
Silicon Motion Technology Corp., ADR	32,000	2,299,520
Tower Semiconductor Ltd. (A)	33,000	1,238,160
Universal Display Corp.	7,950	1,145,833

		13,520,227

Software - 0.4%
Adeia, Inc.	42,200	464,622
Progress Software Corp.	31,150	1,809,815

		2,274,437

Specialized REITs - 0.9%
Gaming & Leisure Properties, Inc.	93,953	4,552,962

Specialty Retail - 2.2%
Abercrombie & Fitch Co., Class A (A)	31,850	1,200,108
Academy Sports & Outdoors, Inc.	15,550	840,478
Advance Auto Parts, Inc.	35,300	2,481,590
American Eagle Outfitters, Inc.	96,450	1,138,110
Ross Stores, Inc.	22,500	2,522,925
Urban Outfitters, Inc. (A)	51,250	1,697,912
Williams-Sonoma, Inc.	13,600	1,701,904

		11,583,027

Technology Hardware, Storage & Peripherals - 1.2%
Hewlett Packard Enterprise Co.	136,900	2,299,920
Western Digital Corp. (A)	99,300	3,766,449

		6,066,369

Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp. (A)	3,050	1,609,363
Steven Madden Ltd.	40,900	1,337,021
Tapestry, Inc.	29,850	1,277,580

		4,223,964

Total Common Stocks (Cost $438,691,255)		506,688,377

OTHER INVESTMENT COMPANY - 0.0% (C)
Securities Lending Collateral - 0.0% (C)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (D)	35,600	35,600

Total Other Investment Company (Cost $35,600)		35,600

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 3.2%
Fixed Income Clearing Corp., 2.30% (D), dated 06/30/2023, to be repurchased at $16,909,975 on 07/03/2023. Collateralized by U.S. Government Obligations, 0.50% - 4.63%, due 02/28/2026 - 03/15/2026, and with a total value of $17,244,900.	$16,906,735	$ 16,906,735

Total Repurchase Agreement (Cost $16,906,735)		16,906,735

Total Investments (Cost $455,633,590)		523,630,712
Net Other Assets (Liabilities) - (0.1)%		(448,509)

Net Assets - 100.0%		$523,182,203

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$506,688,377	$—	$—	$506,688,377
Other Investment Company	35,600	—	—	35,600
Repurchase Agreement	—	16,906,735	—	16,906,735

Total Investments	$506,723,977	$16,906,735	$—	$523,630,712

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,109,880, collateralized by cash collateral of $35,600 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $8,276,256. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at June 30, 2023.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Small/Mid Cap Value VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Investments, at value (cost $438,726,855) (including securities loaned of $8,109,880)	$506,723,977
Repurchase agreement, at value (cost $16,906,735)	16,906,735
Cash	90,250
Receivables and other assets:
Investments sold	258,645
Net income from securities lending	1,664
Shares of beneficial interest sold	67,380
Dividends	257,887
Interest	1,080
Prepaid expenses	2,815

Total assets	524,310,433

Liabilities:
Cash collateral received upon return of:
Securities on loan	35,600
Payables and other liabilities:
Investments purchased	197,139
Shares of beneficial interest redeemed	464,360
Investment management fees	327,695
Distribution and service fees	45,116
Transfer agent costs	724
Trustee and CCO fees	1,629
Audit and tax fees	10,755
Custody fees	17,503
Legal fees	8,172
Printing and shareholder reports fees	6,118
Other accrued expenses	13,419

Total liabilities	1,128,230

Net assets	$523,182,203

Net assets consist of:
Capital stock ($0.01 par value)	$270,622
Additional paid-in capital	411,359,722
Total distributable earnings (accumulated losses)	111,551,859

Net assets	$523,182,203

Net assets by class:
Initial Class	$298,442,283
Service Class	224,739,920

Shares outstanding:
Initial Class	15,166,675
Service Class	11,895,568

Net asset value and offering price per share:
Initial Class	$19.68
Service Class	18.89

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income	$4,500,276
Interest income	195,893
Net income from securities lending	14,696
Withholding taxes on foreign income	(1,726)

Total investment income	4,709,139

Expenses:
Investment management fees	2,004,235
Distribution and service fees:
Service Class	274,586
Transfer agent costs	3,217
Trustee and CCO fees	12,178
Audit and tax fees	12,224
Custody fees	22,797
Legal fees	16,628
Printing and shareholder reports fees	46,876
Other	23,270

Total expenses	2,416,011

Net investment income (loss)	2,293,128

Net realized gain (loss) on:
Investments	(2,231,349)
Foreign currency transactions	62

Net realized gain (loss)	(2,231,287)

Net change in unrealized appreciation (depreciation) on:
Investments	22,574,238
Translation of assets and liabilities denominated in foreign currencies	(4)

Net change in unrealized appreciation (depreciation)	22,574,234

Net realized and change in unrealized gain (loss)	20,342,947

Net increase (decrease) in net assets resulting from operations	$22,636,075

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Small/Mid Cap Value VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$2,293,128	$4,505,284
Net realized gain (loss)	(2,231,287)	48,877,676
Net change in unrealized appreciation (depreciation)	22,574,234	(104,918,874)

Net increase (decrease) in net assets resulting from operations	22,636,075	(51,535,914)

Dividends and/or distributions to shareholders:
Initial Class	—	(50,786,851)
Service Class	—	(38,667,401)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(89,454,252)

Capital share transactions:
Proceeds from shares sold:
Initial Class	2,270,070	7,910,255
Service Class	7,796,422	9,385,046

	10,066,492	17,295,301

Dividends and/or distributions reinvested:
Initial Class	—	50,786,851
Service Class	—	38,667,401

	—	89,454,252

Cost of shares redeemed:
Initial Class	(15,287,951)	(35,914,485)
Service Class	(12,254,285)	(42,973,906)

	(27,542,236)	(78,888,391)

Net increase (decrease) in net assets resulting from capital share transactions	(17,475,744)	27,861,162

Net increase (decrease) in net assets	5,160,331	(113,129,004)

Net assets:
Beginning of period/year	518,021,872	631,150,876

End of period/year	$523,182,203	$518,021,872

Capital share transactions - shares:
Shares issued:
Initial Class	117,093	368,537
Service Class	421,614	442,554

	538,707	811,091

Shares reinvested:
Initial Class	—	2,595,138
Service Class	—	2,053,500

	—	4,648,638

Shares redeemed:
Initial Class	(798,073)	(1,655,419)
Service Class	(665,109)	(2,041,791)

	(1,463,182)	(3,697,210)

Net increase (decrease) in shares outstanding:
Initial Class	(680,980)	1,308,256
Service Class	(243,495)	454,263

	(924,475)	1,762,519

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Small/Mid Cap Value VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$18.83		$24.43	$19.19	$19.51	$17.11	$21.51

Investment operations:
Net investment income (loss) (A)	0.09		0.20	0.13	0.17	0.18	0.22
Net realized and unrealized gain (loss)	0.76		(2.09)	5.26	0.41	3.95	(2.28)

Total investment operations	0.85		(1.89)	5.39	0.58	4.13	(2.06)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.14)	(0.15)	(0.20)	(0.19)	(0.20)
Net realized gains	—		(3.57)	—	(0.70)	(1.54)	(2.14)

Total dividends and/or distributions to shareholders	—		(3.71)	(0.15)	(0.90)	(1.73)	(2.34)

Net asset value, end of period/year	$19.68		$18.83	$24.43	$19.19	$19.51	$17.11

Total return	4.46	%(B)	(8.31)%	28.12%	4.04%	25.28%	(11.46)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$298,442		$298,340	$355,144	$316,185	$339,556	$305,350
Expenses to average net assets	0.83	%(C)	0.81%	0.82%	0.83%	0.83%	0.83%
Net investment income (loss) to average net assets	1.00	%(C)	0.91%	0.57%	1.03%	0.96%	1.05%
Portfolio turnover rate	16	%(B)	44%	46%	71%	56%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$18.10		$23.62	$18.57	$18.92	$16.64	$20.97

Investment operations:
Net investment income (loss) (A)	0.07		0.14	0.07	0.12	0.13	0.16
Net realized and unrealized gain (loss)	0.72		(2.01)	5.09	0.39	3.83	(2.21)

Total investment operations	0.79		(1.87)	5.16	0.51	3.96	(2.05)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.08)	(0.11)	(0.16)	(0.14)	(0.14)
Net realized gains	—		(3.57)	—	(0.70)	(1.54)	(2.14)

Total dividends and/or distributions to shareholders	—		(3.65)	(0.11)	(0.86)	(1.68)	(2.28)

Net asset value, end of period/year	$18.89		$18.10	$23.62	$18.57	$18.92	$16.64

Total return	4.36	%(B)	(8.53)%	27.81%	3.74%	24.94%	(11.64)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$224,740		$219,682	$276,007	$231,626	$218,875	$165,494
Expenses to average net assets	1.08	%(C)	1.06%	1.07%	1.08%	1.08%	1.08%
Net investment income (loss) to average net assets	0.75	%(C)	0.66%	0.32%	0.77%	0.71%	0.80%
Portfolio turnover rate	16	%(B)	44%	46%	71%	56%	61%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica Small/Mid Cap Value VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2023, commissions recaptured are $6,993.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2023, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$35,600	$—	$—	$—	$35,600
Total Borrowings	$35,600	$—	$—	$—	$35,600

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Small capitalization companies risk: The Portfolio will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because,

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK FACTORS (continued)

among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. Securities of small capitalization companies are generally more volatile than and may underperform larger capitalization companies, may be harder to sell at times and at prices the Portfolio managers believe appropriate and may offer greater potential for losses.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $100 million	0.790%
Over $100 million up to $350 million	0.780
Over $350 million up to $500 million	0.770
Over $500 million up to $750 million	0.750
Over $750 million up to $1 billion	0.745
Over $1 billion up to $1.5 billion	0.690
Over $1.5 billion up to $2 billion	0.680
Over $2 billion	0.670

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Effective May 1, 2023
Initial Class	0.88%	May 1, 2024
Service Class	1.13	May 1, 2024
Prior to May 1, 2023
Initial Class	0.89
Service Class	1.14

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Small/Mid Cap Value VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 82,072,148	$ —	$ 97,913,588	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$455,633,590	$99,534,950	$(31,537,828)	$67,997,122

10. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Small/Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica Small/Mid Cap Value VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” collectively the “Sub-Advisory Agreements” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and each of Systematic Financial Management, L.P. (“Systematic”) and Thompson, Siegel & Walmsley LLC (“TS&W”) (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and each Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and each Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and each Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Small/Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was below the median for its peer universe but above its benchmark, in each case for the past 1-, 3-, 5- and 10-year periods. The Board also noted that TS&W had commenced sub-advising the Portfolio’s mid-cap sleeve and Systematic had continued sub-advising the Portfolio’s small-cap sleeve pursuant to the Portfolio’s current investment strategies on December 4, 2016.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fees and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Management Agreement and each Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica Small/Mid Cap Value VP

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser, which is not affiliated with TAM, and are paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or a Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered each Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that each Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Advisers from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Advisers is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Advisers participate in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Advisers may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and each Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica T. Rowe Price Small Cap VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,140.10	$4.35	$1,020.70	$4.11	0.82%
Service Class	1,000.00	1,139.00	5.67	1,019.50	5.36	1.07

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	99.3%
Repurchase Agreement	0.9
Other Investment Company	0.5
Master Limited Partnership	0.2
Net Other Assets (Liabilities)	(0.9)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 1.6%
Cadre Holdings, Inc.	21,803	$475,305
Curtiss-Wright Corp.	28,123	5,165,070
Hexcel Corp.	38,150	2,900,163
Leonardo DRS, Inc. (A) (B)	76,481	1,326,181
Mercury Systems, Inc. (A)	10,986	380,006
Moog, Inc., Class A	10,579	1,147,081

		11,393,806

Air Freight & Logistics - 0.5%
GXO Logistics, Inc. (A)	55,870	3,509,753

Automobile Components - 0.5%
LCI Industries	3,213	405,995
Patrick Industries, Inc.	10,575	846,000
Visteon Corp. (A)	16,206	2,327,343

		3,579,338

Banks - 0.4%
Bancorp, Inc. (A)	70,899	2,314,853
ServisFirst Bancshares, Inc.	13,686	560,031

		2,874,884

Beverages - 0.4%
Coca-Cola Consolidated, Inc.	4,759	3,026,819

Biotechnology - 9.1%
ACADIA Pharmaceuticals, Inc. (A)	71,941	1,722,987
Agios Pharmaceuticals, Inc. (A)	27,833	788,231
Akero Therapeutics, Inc. (A)	29,105	1,358,912
Alector, Inc. (A)	27,029	162,444
Alkermes PLC (A)	94,254	2,950,150
Allogene Therapeutics, Inc. (A)	37,237	185,068
Amicus Therapeutics, Inc. (A)	87,640	1,100,758
Apellis Pharmaceuticals, Inc. (A)	43,345	3,948,730
Arcellx, Inc. (A)	7,900	249,798
Avidity Biosciences, Inc. (A)	37,231	412,892
Biohaven Ltd. (A)	40,513	969,071
Biomea Fusion, Inc. (A)	9,500	208,525
Blueprint Medicines Corp. (A)	37,653	2,379,670
C4 Therapeutics, Inc. (A)	9,785	26,909
Catalyst Pharmaceuticals, Inc. (A)	70,450	946,848
Cerevel Therapeutics Holdings, Inc. (A)	38,816	1,233,961
CRISPR Therapeutics AG (A) (B)	32,832	1,843,188
Cytokinetics, Inc. (A)	36,400	1,187,368
Day One Biopharmaceuticals, Inc. (A)	20,533	245,164
Denali Therapeutics, Inc. (A)	37,667	1,111,553
Exelixis, Inc. (A)	143,418	2,740,718
Generation Bio Co. (A)	40,540	222,970
Halozyme Therapeutics, Inc. (A)	108,979	3,930,873
Horizon Therapeutics PLC (A)	13,214	1,359,060
Ideaya Biosciences, Inc. (A)	7,042	165,487
IGM Biosciences, Inc. (A) (B)	13,760	127,005
ImmunoGen, Inc. (A)	53,900	1,017,093
Insmed, Inc. (A)	104,142	2,197,396
Intellia Therapeutics, Inc. (A)	30,962	1,262,630
Ionis Pharmaceuticals, Inc. (A)	58,902	2,416,749
Iovance Biotherapeutics, Inc. (A)	75,815	533,738
Karuna Therapeutics, Inc. (A)	15,106	3,275,736
Krystal Biotech, Inc. (A)	4,900	575,260
Kymera Therapeutics, Inc. (A)	25,670	590,153
Madrigal Pharmaceuticals, Inc., ADR (A)	3,458	798,798
Mirati Therapeutics, Inc. (A)	15,918	575,117
Monte Rosa Therapeutics, Inc. (A)	5,200	35,620

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Morphic Holding, Inc. (A)	18,272	$ 1,047,534
Natera, Inc. (A)	45,666	2,222,108
Neurocrine Biosciences, Inc. (A)	17,893	1,687,310
Nurix Therapeutics, Inc. (A)	12,618	126,054
Prothena Corp. PLC (A)	28,415	1,940,176
PTC Therapeutics, Inc. (A)	42,091	1,711,841
Relay Therapeutics, Inc. (A)	40,053	503,066
Replimune Group, Inc. (A)	40,933	950,464
REVOLUTION Medicines, Inc. (A)	41,959	1,122,403
Rhythm Pharmaceuticals, Inc. (A)	12,343	203,536
Rocket Pharmaceuticals, Inc. (A)	28,382	563,950
Sage Therapeutics, Inc. (A)	23,894	1,123,496
Scholar Rock Holding Corp. (A)	37,900	285,766
Seagen, Inc. (A)	9,368	1,802,965
Ultragenyx Pharmaceutical, Inc. (A)	27,973	1,290,394
Vaxcyte, Inc. (A)	19,700	983,818
Xencor, Inc. (A)	43,775	1,093,062
Zentalis Pharmaceuticals, Inc. (A)	13,435	379,001

		63,893,574

Building Products - 2.3%
AAON, Inc.	23,540	2,231,827
Builders FirstSource, Inc. (A)	40,279	5,477,944
CSW Industrials, Inc.	16,394	2,724,519
Gibraltar Industries, Inc. (A)	9,935	625,110
Simpson Manufacturing Co., Inc.	4,100	567,850
UFP Industries, Inc.	49,637	4,817,271

		16,444,521

Capital Markets - 1.7%
Blue Owl Capital, Inc.	154,633	1,801,474
FactSet Research Systems, Inc.	5,747	2,302,536
LPL Financial Holdings, Inc.	17,794	3,868,949
MarketAxess Holdings, Inc.	8,609	2,250,565
StoneX Group, Inc. (A)	19,631	1,630,944

		11,854,468

Chemicals - 1.4%
Axalta Coating Systems Ltd. (A)	91,754	3,010,449
Balchem Corp.	11,299	1,523,218
Element Solutions, Inc.	66,814	1,282,829
Livent Corp. (A) (B)	80,655	2,212,367
Olin Corp.	41,049	2,109,508

		10,138,371

Commercial Services & Supplies - 2.3%
Casella Waste Systems, Inc., Class A (A)	73,703	6,666,436
Clean Harbors, Inc. (A)	28,248	4,644,819
MSA Safety, Inc.	9,940	1,729,162
Rentokil Initial PLC, ADR	79,203	3,089,709

		16,130,126

Communications Equipment - 0.4%
Extreme Networks, Inc. (A)	56,400	1,469,220
Lumentum Holdings, Inc. (A) (B)	19,616	1,112,816

		2,582,036

Construction & Engineering - 2.1%
Comfort Systems USA, Inc.	34,343	5,639,121
EMCOR Group, Inc.	30,444	5,625,442
WillScot Mobile Mini Holdings Corp. (A)	71,632	3,423,293

		14,687,856

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Construction Materials - 0.6%
Eagle Materials, Inc.	22,755	$ 4,241,987

Consumer Staples Distribution & Retail - 0.9%
BJ’s Wholesale Club Holdings, Inc. (A)	21,943	1,382,628
Casey’s General Stores, Inc.	7,188	1,753,010
Performance Food Group Co. (A)	48,801	2,939,772

		6,075,410

Containers & Packaging - 0.7%
Graphic Packaging Holding Co.	132,378	3,181,044
Silgan Holdings, Inc.	31,079	1,457,294

		4,638,338

Distributors - 0.4%
Pool Corp.	7,735	2,897,840

Diversified Consumer Services - 0.6%
Bright Horizons Family Solutions, Inc. (A)	7,788	720,000
Carriage Services, Inc.	13,395	434,936
Grand Canyon Education, Inc. (A)	27,251	2,812,576

		3,967,512

Diversified Telecommunication Services - 0.7%
Cogent Communications Holdings, Inc.	5,269	354,551
GCI Liberty, Inc. (A) (C)	73,348	0
Iridium Communications, Inc.	79,122	4,915,059

		5,269,610

Electrical Equipment - 1.1%
Array Technologies, Inc. (A)	50,500	1,141,300
Atkore, Inc. (A)	32,993	5,144,928
Shoals Technologies Group, Inc., Class A (A)	68,232	1,744,010

		8,030,238

Electronic Equipment, Instruments & Components - 2.7%
Advanced Energy Industries, Inc.	23,708	2,642,257
Fabrinet (A)	37,015	4,807,508
Littelfuse, Inc.	6,049	1,762,134
Novanta, Inc. (A)	30,077	5,537,176
Teledyne Technologies, Inc. (A)	6,793	2,792,670
Zebra Technologies Corp., Class A (A)	5,094	1,506,958

		19,048,703

Energy Equipment & Services - 1.9%
ChampionX Corp.	69,598	2,160,322
Nabors Industries Ltd. (A)	3,092	287,649
TechnipFMC PLC (A)	323,027	5,368,709
Transocean Ltd. (A)	207,572	1,455,080
Weatherford International PLC (A)	61,416	4,079,250

		13,351,010

Entertainment - 1.1%
Endeavor Group Holdings, Inc., Class A (A)	113,410	2,712,767
World Wrestling Entertainment, Inc., Class A	47,392	5,140,610

		7,853,377

Financial Services - 0.9%
Euronet Worldwide, Inc. (A)	19,729	2,315,593
EVERTEC, Inc.	33,425	1,231,043
Shift4 Payments, Inc., Class A (A)	39,549	2,685,772

		6,232,408

Food Products - 1.3%
Darling Ingredients, Inc. (A)	6,050	385,929
Hostess Brands, Inc. (A)	76,052	1,925,637
Post Holdings, Inc. (A)	46,615	4,039,190

	Shares	Value
COMMON STOCKS (continued)
Food Products (continued)
Simply Good Foods Co. (A)	78,512	$ 2,872,754

		9,223,510

Ground Transportation - 2.1%
Landstar System, Inc.	15,120	2,911,205
RXO, Inc. (A)	41,916	950,236
Saia, Inc. (A)	19,648	6,727,671
XPO, Inc. (A)	69,292	4,088,228

		14,677,340

Health Care Equipment & Supplies - 5.9%
AtriCure, Inc. (A)	28,405	1,402,071
CONMED Corp.	18,959	2,576,338
Embecta Corp.	26,476	571,881
Globus Medical, Inc., Class A (A)	58,296	3,470,944
Haemonetics Corp. (A)	32,885	2,799,829
ICU Medical, Inc. (A)	9,273	1,652,356
Inari Medical, Inc. (A)	27,493	1,598,443
Inspire Medical Systems, Inc. (A)	16,477	5,349,093
iRhythm Technologies, Inc. (A)	17,530	1,828,729
Lantheus Holdings, Inc. (A)	53,738	4,509,693
Merit Medical Systems, Inc. (A)	53,270	4,455,503
Omnicell, Inc. (A)	25,434	1,873,723
Penumbra, Inc. (A)	8,498	2,923,822
PROCEPT BioRobotics Corp. (A)	30,994	1,095,638
Shockwave Medical, Inc. (A)	7,475	2,133,440
STERIS PLC	13,656	3,072,327

		41,313,830

Health Care Providers & Services - 4.1%
Acadia Healthcare Co., Inc. (A)	14,117	1,124,278
Addus HomeCare Corp. (A)	26,385	2,445,889
Amedisys, Inc. (A)	12,472	1,140,440
AMN Healthcare Services, Inc. (A)	42,495	4,637,054
Chemed Corp.	2,107	1,141,299
CorVel Corp. (A)	15,374	2,974,869
Ensign Group, Inc.	57,769	5,514,629
Guardant Health, Inc. (A)	50,273	1,799,773
ModivCare, Inc. (A)	5,582	252,362
Molina Healthcare, Inc. (A)	14,594	4,396,297
NeoGenomics, Inc. (A)	38,580	619,981
Option Care Health, Inc. (A)	82,407	2,677,403

		28,724,274

Health Care Technology - 0.2%
Evolent Health, Inc., Class A (A)	56,018	1,697,345

Hotels, Restaurants & Leisure - 5.7%
Bloomin’ Brands, Inc.	63,328	1,702,890
Boyd Gaming Corp.	65,408	4,537,353
Cava Group, Inc. (A)	11,413	467,362
Choice Hotels International, Inc.	34,215	4,020,947
Churchill Downs, Inc.	39,685	5,522,961
Domino’s Pizza, Inc.	6,868	2,314,447
Everi Holdings, Inc. (A)	84,738	1,225,311
Hilton Grand Vacations, Inc. (A)	45,317	2,059,205
Papa John’s International, Inc.	6,238	460,552
Planet Fitness, Inc., Class A (A)	35,163	2,371,393
Red Rock Resorts, Inc., Class A	51,819	2,424,093
SeaWorld Entertainment, Inc. (A)	22,409	1,255,128
Texas Roadhouse, Inc.	45,921	5,156,010
Travel & Leisure Co.	30,769	1,241,221
Vail Resorts, Inc.	6,788	1,708,947

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Wendy’s Co.	175,083	$ 3,808,055

		40,275,875

Household Durables - 1.6%
Cavco Industries, Inc. (A)	7,065	2,084,175
Skyline Champion Corp. (A)	31,636	2,070,576
Tempur Sealy International, Inc.	72,568	2,907,800
TopBuild Corp. (A)	14,522	3,863,142

		10,925,693

Independent Power & Renewable Electricity Producers - 0.3%
Clearway Energy, Inc., Class C	38,489	1,099,246
Ormat Technologies, Inc.	15,993	1,286,797

		2,386,043

Industrial REITs - 0.7%
First Industrial Realty Trust, Inc.	38,379	2,020,271
Rexford Industrial Realty, Inc.	28,678	1,497,565
Terreno Realty Corp.	18,960	1,139,496

		4,657,332

Insurance - 2.3%
BRP Group, Inc., Class A (A)	32,121	795,958
Kinsale Capital Group, Inc.	8,400	3,143,280
Palomar Holdings, Inc. (A)	33,327	1,934,299
Primerica, Inc.	17,697	3,499,759
Ryan Specialty Holdings, Inc. (A)	70,761	3,176,461
Selective Insurance Group, Inc.	34,789	3,338,005

		15,887,762

Interactive Media & Services - 0.1%
Ziff Davis, Inc. (A)	5,328	373,280

IT Services - 0.6%
Gartner, Inc. (A)	4,176	1,462,895
Perficient, Inc. (A)	28,976	2,414,570

		3,877,465

Leisure Products - 0.6%
Brunswick Corp.	11,158	966,729
Mattel, Inc. (A)	164,572	3,215,737

		4,182,466

Life Sciences Tools & Services - 2.6%
10X Genomics, Inc., Class A (A)	37,032	2,067,867
Adaptive Biotechnologies Corp. (A)	33,884	227,362
Bruker Corp.	19,210	1,420,003
Charles River Laboratories International, Inc. (A)	12,424	2,612,146
Maravai LifeSciences Holdings, Inc., Class A (A)	65,830	818,267
Medpace Holdings, Inc. (A)	21,410	5,142,040
Olink Holding AB, ADR (A) (B)	21,906	410,737
Repligen Corp. (A)	17,334	2,452,067
West Pharmaceutical Services, Inc.	8,942	3,420,047

		18,570,536

Machinery - 4.3%
Albany International Corp., Class A	14,587	1,360,675
Federal Signal Corp.	47,391	3,034,446
Graco, Inc.	7,041	607,990
John Bean Technologies Corp.	25,280	3,066,464
Kadant, Inc.	16,029	3,560,041
Lincoln Electric Holdings, Inc.	16,566	3,290,505
RBC Bearings, Inc. (A)	16,878	3,670,459

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
SPX Technologies, Inc. (A)	40,016	$ 3,400,159
Symbotic, Inc. (A)	24,100	1,031,721
Toro Co.	27,525	2,797,916
Watts Water Technologies, Inc., Class A	22,689	4,168,650

		29,989,026

Media - 0.7%
Nexstar Media Group, Inc.	26,389	4,395,088
Thryv Holdings, Inc. (A)	26,965	663,339

		5,058,427

Metals & Mining - 0.8%
Alpha Metallurgical Resources, Inc.	3,877	637,224
Arconic Corp. (A)	23,545	696,461
ATI, Inc. (A)	70,061	3,098,798
Royal Gold, Inc.	11,372	1,305,278

		5,737,761

Oil, Gas & Consumable Fuels - 2.5%
APA Corp.	23,682	809,214
Centrus Energy Corp., Class A (A)	11,877	386,715
Denbury, Inc. (A)	20,900	1,802,834
Kosmos Energy Ltd. (A)	267,916	1,604,817
Magnolia Oil & Gas Corp., Class A	97,043	2,028,199
Matador Resources Co.	55,431	2,900,150
PBF Energy, Inc., Class A	11,649	476,910
PDC Energy, Inc.	16,083	1,144,145
Range Resources Corp.	114,415	3,363,801
SM Energy Co.	55,860	1,766,852
Southwestern Energy Co. (A)	60,300	362,403
Targa Resources Corp.	12,725	968,372

		17,614,412

Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	46,544	3,489,869

Personal Care Products - 1.7%
BellRing Brands, Inc. (A)	77,392	2,832,547
Coty, Inc., Class A (A)	190,678	2,343,433
elf Beauty, Inc. (A)	25,500	2,912,865
Inter Parfums, Inc.	29,060	3,929,784

		12,018,629

Pharmaceuticals - 1.6%
Amphastar Pharmaceuticals, Inc. (A)	33,661	1,934,498
Arvinas, Inc. (A)	23,805	590,840
Catalent, Inc. (A)	22,289	966,451
Intra-Cellular Therapies, Inc. (A)	41,281	2,613,913
Pacira BioSciences, Inc. (A)	24,804	993,896
Pliant Therapeutics, Inc. (A)	15,638	283,361
Prestige Consumer Healthcare, Inc. (A)	24,842	1,476,360
Supernus Pharmaceuticals, Inc. (A)	32,965	990,928
Ventyx Biosciences, Inc. (A)	32,963	1,081,186

		10,931,433

Professional Services - 4.8%
ASGN, Inc. (A)	7,954	601,561
Booz Allen Hamilton Holding Corp.	37,377	4,171,273
Broadridge Financial Solutions, Inc., ADR	11,009	1,823,421
CACI International, Inc., Class A (A)	15,469	5,272,454
CBIZ, Inc. (A)	59,621	3,176,607
Concentrix Corp.	7,598	613,538
ExlService Holdings, Inc. (A)	29,335	4,431,345
Exponent, Inc.	41,287	3,852,903

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
Insperity, Inc.	29,403	$ 3,497,781
NV5 Global, Inc. (A)	12,288	1,361,142
Paylocity Holding Corp. (A)	13,224	2,440,225
SS&C Technologies Holdings, Inc.	12,996	787,557
Verra Mobility Corp. (A)	69,600	1,372,512

		33,402,319

Residential REITs - 0.2%
Equity LifeStyle Properties, Inc.	19,182	1,283,084

Semiconductors & Semiconductor Equipment - 5.3%
Axcelis Technologies, Inc. (A)	32,400	5,939,892
Cirrus Logic, Inc. (A)	22,569	1,828,315
Diodes, Inc. (A)	35,377	3,272,019
Entegris, Inc.	12,397	1,373,836
FormFactor, Inc. (A)	42,181	1,443,434
Kulicke & Soffa Industries, Inc.	39,204	2,330,678
Lattice Semiconductor Corp. (A)	48,177	4,628,364
MaxLinear, Inc. (A)	63,315	1,998,221
MKS Instruments, Inc.	10,937	1,182,290
Monolithic Power Systems, Inc.	3,912	2,113,380
Onto Innovation, Inc. (A)	32,930	3,835,357
Power Integrations, Inc.	39,139	3,705,289
Rambus, Inc. (A)	44,800	2,874,816
Synaptics, Inc. (A)	11,459	978,369

		37,504,260

Software - 8.8%
A10 Networks, Inc.	74,991	1,094,119
ACI Worldwide, Inc. (A)	46,369	1,074,370
Agilysys, Inc. (A)	21,011	1,442,195
Aspen Technology, Inc. (A)	4,097	686,698
Blackbaud, Inc. (A)	22,000	1,565,960
Box, Inc., Class A (A)	98,420	2,891,580
Descartes Systems Group, Inc. (A)	58,437	4,681,388
Digital Turbine, Inc. (A)	20,071	186,259
DoubleVerify Holdings, Inc. (A)	79,056	3,076,859
Envestnet, Inc. (A)	31,620	1,876,647
Fair Isaac Corp. (A)	5,928	4,796,997
Fortinet, Inc. (A)	25,301	1,912,503
Informatica, Inc., Class A (A)	70,778	1,309,393
Manhattan Associates, Inc. (A)	36,727	7,340,993
NCR Corp. (A)	54,453	1,372,216
PowerSchool Holdings, Inc., Class A (A)	77,787	1,488,843
PTC, Inc. (A)	20,562	2,925,973
Qualys, Inc. (A)	25,823	3,335,557
Rapid7, Inc. (A)	29,407	1,331,549
Sapiens International Corp. NV	63,510	1,689,366
SPS Commerce, Inc. (A)	32,459	6,234,075
Tenable Holdings, Inc. (A)	46,339	2,018,063
Teradata Corp. (A)	43,372	2,316,498
Tyler Technologies, Inc. (A)	6,776	2,822,001
Workiva, Inc. (A)	19,785	2,011,343

		61,481,445

Specialty Retail - 2.4%
Academy Sports & Outdoors, Inc.	35,907	1,940,773
Asbury Automotive Group, Inc. (A)	6,475	1,556,720
Burlington Stores, Inc. (A)	5,078	799,226
Dick’s Sporting Goods, Inc.	19,420	2,567,130
Floor & Decor Holdings, Inc., Class A (A)	690	71,732
Murphy USA, Inc.	15,364	4,779,894

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail (continued)
Penske Automotive Group, Inc.	8,582	$ 1,430,019
Valvoline, Inc.	94,699	3,552,160

		16,697,654

Technology Hardware, Storage & Peripherals - 1.1%
Pure Storage, Inc., Class A (A)	68,655	2,527,877
Super Micro Computer, Inc. (A)	21,400	5,333,950

		7,861,827

Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc. (A)	27,129	3,050,385
Deckers Outdoor Corp. (A)	6,259	3,302,624

		6,353,009

Trading Companies & Distributors - 1.3%
Herc Holdings, Inc.	10,154	1,389,575
McGrath RentCorp	17,549	1,622,931
SiteOne Landscape Supply, Inc. (A)	20,325	3,401,592
Watsco, Inc.	7,019	2,677,538

		9,091,636

Total Common Stocks (Cost $577,244,139)		697,009,527

MASTER LIMITED PARTNERSHIP - 0.2%
Independent Power & Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP (B)	25,855	1,516,137

Total Master Limited Partnership (Cost $1,804,999)		1,516,137

OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (D)	3,422,940	3,422,940

Total Other Investment Company (Cost $3,422,940)		3,422,940

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 2.30% (D), dated 06/30/2023, to be repurchased at $6,145,000 on 07/03/2023. Collateralized by a U.S. Government Obligation, 4.63%, due 03/15/2026, and with a value of $6,266,748.	$6,143,822	6,143,822

Total Repurchase Agreement (Cost $6,143,822)		6,143,822

Total Investments (Cost $588,615,900)		708,092,426
Net Other Assets (Liabilities) - (0.9)%		(6,062,746)

Net Assets - 100.0%		$702,029,680

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$697,009,527	$—	$—	$697,009,527
Master Limited Partnership	1,516,137	—	—	1,516,137
Other Investment Company	3,422,940	—	—	3,422,940
Repurchase Agreement	—	6,143,822	—	6,143,822

Total Investments	$701,948,604	$6,143,822	$—	$708,092,426

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,005,787, collateralized by cash collateral of $3,422,940 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,742,986. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security deemed worthless.
(D)	Rates disclosed reflect the yields at June 30, 2023.
(E)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica T. Rowe Price Small Cap VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Investments, at value (cost $582,472,078) (including securities loaned of $7,005,787)	$701,948,604
Repurchase agreement, at value (cost $6,143,822)	6,143,822
Receivables and other assets:
Investments sold	736,371
Net income from securities lending	6,448
Shares of beneficial interest sold	154,776
Dividends	149,189
Interest	393
Prepaid expenses	3,295

Total assets	709,142,898

Liabilities:
Cash collateral received upon return of:
Securities on loan	3,422,940
Payables and other liabilities:
Investments purchased	2,961,456
Shares of beneficial interest redeemed	151,375
Investment management fees	436,014
Distribution and service fees	72,431
Transfer agent costs	698
Trustee and CCO fees	1,487
Audit and tax fees	12,381
Custody fees	22,392
Legal fees	9,105
Printing and shareholder reports fees	8,182
Other accrued expenses	14,757

Total liabilities	7,113,218

Net assets	$702,029,680

Net assets consist of:
Capital stock ($0.01 par value)	$679,212
Additional paid-in capital	547,468,693
Total distributable earnings (accumulated losses)	153,881,775

Net assets	$702,029,680

Net assets by class:
Initial Class	$339,421,496
Service Class	362,608,184

Shares outstanding:
Initial Class	30,430,521
Service Class	37,490,679

Net asset value and offering price per share:
Initial Class	$11.15
Service Class	9.67

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income	$1,609,271
Interest income	69,529
Net income from securities lending	35,667
Withholding taxes on foreign income	(4,201)

Total investment income	1,710,266

Expenses:
Investment management fees	2,568,525
Distribution and service fees:
Service Class	433,374
Transfer agent costs	3,880
Trustee and CCO fees	11,683
Audit and tax fees	14,375
Custody fees	26,662
Legal fees	19,590
Printing and shareholder reports fees	41,751
Other	21,489

Total expenses	3,141,329

Net investment income (loss)	(1,431,063)

Net realized gain (loss) on:
Investments	8,418,560

Net change in unrealized appreciation (depreciation) on:
Investments	75,644,040

Net realized and change in unrealized gain (loss)	84,062,600

Net increase (decrease) in net assets resulting from operations	$82,631,537

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica T. Rowe Price Small Cap VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$(1,431,063)	$(2,545,521)
Net realized gain (loss)	8,418,560	28,362,240
Net change in unrealized appreciation (depreciation)	75,644,040	(221,878,859)

Net increase (decrease) in net assets resulting from operations	82,631,537	(196,062,140)

Dividends and/or distributions to shareholders:
Initial Class	—	(97,624,162)
Service Class	—	(136,140,481)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(233,764,643)

Capital share transactions:
Proceeds from shares sold:
Initial Class	72,352,120	26,875,730
Service Class	7,158,190	12,409,765

	79,510,310	39,285,495

Dividends and/or distributions reinvested:
Initial Class	—	97,624,162
Service Class	—	136,140,481

	—	233,764,643

Cost of shares redeemed:
Initial Class	(43,091,890)	(114,430,705)
Service Class	(24,116,631)	(49,921,663)

	(67,208,521)	(164,352,368)

Net increase (decrease) in net assets resulting from capital share transactions	12,301,789	108,697,770

Net increase (decrease) in net assets	94,933,326	(321,129,013)

Net assets:
Beginning of period/year	607,096,354	928,225,367

End of period/year	$702,029,680	$607,096,354

Capital share transactions - shares:
Shares issued:
Initial Class	6,779,792	2,155,227
Service Class	783,603	988,113

	7,563,395	3,143,340

Shares reinvested:
Initial Class	—	9,487,285
Service Class	—	15,228,242

	—	24,715,527

Shares redeemed:
Initial Class	(4,232,884)	(7,365,077)
Service Class	(2,659,853)	(4,420,188)

	(6,892,737)	(11,785,265)

Net increase (decrease) in shares outstanding:
Initial Class	2,546,908	4,277,435
Service Class	(1,876,250)	11,796,167

	670,658	16,073,602

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica T. Rowe Price Small Cap VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$9.78		$19.01	$18.92	$16.42	$13.79	$15.59

Investment operations:
Net investment income (loss) (A)	(0.02)		(0.03)	(0.08)	(0.04)	(0.03)	(0.04)
Net realized and unrealized gain (loss)	1.39		(3.97)	2.17	3.68	4.42	(0.91)

Total investment operations	1.37		(4.00)	2.09	3.64	4.39	(0.95)

Dividends and/or distributions to shareholders:
Net realized gains	—		(5.23)	(2.00)	(1.14)	(1.76)	(0.85)

Net asset value, end of period/year	$11.15		$9.78	$19.01	$18.92	$16.42	$13.79

Total return	14.01	%(B)	(22.39)%	11.37%	23.56%	32.77%	(7.08)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$339,421		$272,748	$448,767	$757,843	$649,477	$539,421
Expenses to average net assets	0.82	%(C)	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income (loss) to average net assets	(0.30	)% (C)	(0.24)%	(0.43)%	(0.26)%	(0.19)%	(0.27)%
Portfolio turnover rate	21	%(B)	33%	28%	39%	21%	29%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$8.49		$17.39	$17.51	$15.31	$12.99	$14.76

Investment operations:
Net investment income (loss) (A)	(0.03)		(0.06)	(0.12)	(0.07)	(0.06)	(0.08)
Net realized and unrealized gain (loss)	1.21		(3.61)	2.00	3.41	4.14	(0.84)

Total investment operations	1.18		(3.67)	1.88	3.34	4.08	(0.92)

Dividends and/or distributions to shareholders:
Net realized gains	—		(5.23)	(2.00)	(1.14)	(1.76)	(0.85)

Net asset value, end of period/year	$9.67		$8.49	$17.39	$17.51	$15.31	$12.99

Total return	13.90	%(B)	(22.60)%	11.08%	23.30%	32.39%	(7.28)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$362,609		$334,348	$479,458	$456,089	$368,301	$250,801
Expenses to average net assets	1.07	%(C)	1.06%	1.06%	1.06%	1.06%	1.06%
Net investment income (loss) to average net assets	(0.55	)% (C)	(0.49)%	(0.67)%	(0.51)%	(0.43)%	(0.52)%
Portfolio turnover rate	21	%(B)	33%	28%	39%	21%	29%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica T. Rowe Price Small Cap VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

There were no commissions recaptured during the period ended June 30, 2023 by the Portfolio.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities and Master limited partnerships: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2023, if any, are identified within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$3,422,940	$—	$—	$—	$3,422,940
Total Borrowings	$3,422,940	$—	$—	$—	$3,422,940

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Model and data risk: If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the Portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the Portfolio.

Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK FACTORS (continued)

resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $1 billion	0.78%
Over $1 billion up to $1.5 billion	0.77
Over $1.5 billion	0.76

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.93%	May 1, 2024
Service Class	1.18	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 161,753,351	$ —	$ 141,075,966	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica T. Rowe Price Small Cap VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 588,615,900	$ 164,130,511	$ (44,653,985)	$ 119,476,526

10. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica T. Rowe Price Small Cap VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica T. Rowe Price Small Cap VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and T. Rowe Price Associates, Inc. (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica T. Rowe Price Small Cap VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 1- and 10-year periods and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was above its benchmark for the past 1- and 10-year periods and below its benchmark for the past 3- and 5-year periods.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica T. Rowe Price Small Cap VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica TS&W International Equity VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Portfolio’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,101.20	$4.48	$1,020.50	$4.31	0.86%
Service Class	1,000.00	1,099.80	5.78	1,019.30	5.56	1.11

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	94.9%
Repurchase Agreement	4.3
Preferred Stock	0.5
Other Investment Company	0.3
Net Other Assets (Liabilities)	0.0 *
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 94.9%
Australia - 3.7%
BHP Group Ltd., ADR (A)	11,400	$680,238
BHP Group Ltd.	18,200	547,128
Macquarie Group Ltd.	16,200	1,927,603
Santos Ltd.	364,700	1,824,772
Sonic Healthcare Ltd.	19,800	470,877
Westpac Banking Corp.	59,800	851,469
Woodside Energy Group Ltd.	26,783	619,533

		6,921,620

Belgium - 3.2%
Anheuser-Busch InBev SA	56,300	3,190,940
Groupe Bruxelles Lambert NV	13,100	1,032,720
KBC Group NV	25,200	1,758,980

		5,982,640

Canada - 0.5%
CCL Industries, Inc., Class B	2,200	108,144
TFI International, Inc.	6,800	774,730

		882,874

Finland - 1.0%
Nokia OYJ	457,300	1,916,021

France - 9.9%
Accor SA	23,100	859,584
Amundi SA (B)	19,300	1,140,219
Capgemini SE	13,498	2,555,746
Cie de Saint-Gobain	18,800	1,144,664
Engie SA	79,500	1,323,907
Rexel SA	34,300	847,688
Sanofi	29,168	3,140,103
Societe Generale SA	44,900	1,167,681
Sodexo SA	13,000	1,431,525
TotalEnergies SE	36,300	2,083,788
Veolia Environnement SA	94,756	2,999,544

		18,694,449

Germany - 10.9%
Allianz SE	9,541	2,222,326
BASF SE	27,900	1,355,472
Bayer AG	11,826	654,629
Deutsche Boerse AG	8,900	1,643,068
Deutsche Post AG	50,400	2,462,657
Heidelberg Materials AG	33,400	2,746,770
Infineon Technologies AG	54,985	2,264,405
K&S AG	22,600	394,084
SAP SE	25,000	3,415,186
Siemens AG	16,607	2,768,402
Talanx AG	12,100	694,667

		20,621,666

Hong Kong - 2.0%
CK Asset Holdings Ltd.	183,600	1,020,221
CK Hutchison Holdings Ltd.	446,500	2,725,142

		3,745,363

Ireland - 4.4%
AerCap Holdings NV (C)	40,690	2,584,629
AIB Group PLC	448,900	1,889,240
DCC PLC	32,100	1,795,723
Ryanair Holdings PLC, ADR (C)	3,427	379,026

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
Smurfit Kappa Group PLC	52,721	$ 1,759,568

		8,408,186

Israel - 0.8%
Check Point Software Technologies Ltd. (C)	12,300	1,545,126

Italy - 0.4%
Prysmian SpA	18,235	762,655

Japan - 16.4%
Astellas Pharma, Inc.	118,000	1,757,312
Denka Co. Ltd.	23,960	452,731
FANUC Corp.	51,100	1,793,898
Fujitsu Ltd.	16,410	2,124,812
Hitachi Ltd.	41,740	2,595,247
Kirin Holdings Co. Ltd. (A)	30,200	441,001
Kyocera Corp.	36,800	2,000,524
Nintendo Co. Ltd.	47,400	2,160,886
Olympus Corp.	79,700	1,261,280
ORIX Corp.	133,100	2,427,237
Rakuten Group, Inc.	276,000	961,730
SBI Holdings, Inc.	98,000	1,890,023
Seven & i Holdings Co. Ltd.	58,800	2,540,286
Sony Group Corp.	37,200	3,358,050
Square Enix Holdings Co. Ltd.	14,700	683,959
Sumitomo Mitsui Financial Group, Inc.	51,400	2,202,974
Toyota Industries Corp.	33,800	2,421,572

		31,073,522

Luxembourg - 0.8%
ArcelorMittal SA	58,100	1,585,209

Netherlands - 5.2%
ASML Holding NV	3,400	2,466,118
EXOR NV	8,000	714,196
Heineken Holding NV	23,943	2,083,569
ING Groep NV, Series N	85,200	1,148,632
Koninklijke Philips NV (C)	29,245	633,670
NXP Semiconductors NV	8,300	1,698,844
Stellantis NV	57,400	1,009,138

		9,754,167

Norway - 1.8%
Aker BP ASA	69,938	1,640,842
DNB Bank ASA (A)	94,800	1,772,827

		3,413,669

Republic of Korea - 1.5%
Samsung Electronics Co. Ltd.	52,300	2,879,807

Singapore - 1.2%
DBS Group Holdings Ltd.	96,700	2,258,213

Sweden - 2.5%
Essity AB, Class B	75,700	2,016,017
Husqvarna AB, B Shares (A)	36,600	332,092
Skandinaviska Enskilda Banken AB, Class A	126,800	1,402,440
Volvo AB, B Shares	45,149	934,359

		4,684,908

Switzerland - 9.9%
ABB Ltd.	51,600	2,029,987
Alcon, Inc.	4,400	365,034
Cie Financiere Richemont SA, Class A	13,500	2,293,218
Glencore PLC	265,400	1,504,786

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Julius Baer Group Ltd.	16,600	$ 1,047,585
Nestle SA	28,776	3,461,509
Novartis AG	32,280	3,254,450
Roche Holding AG	12,932	3,950,337
Siemens Energy AG (C)	43,653	771,864

		18,678,770

United Kingdom - 17.7%
Ashtead Group PLC	33,200	2,301,784
Aviva PLC	89,765	451,630
Barratt Developments PLC	125,300	658,541
BP PLC	450,900	2,625,309
Bunzl PLC	33,500	1,276,619
Burberry Group PLC	19,900	536,971
CNH Industrial NV	114,700	1,654,274
Dowlais Group PLC (C)	162,803	262,585
Entain PLC	88,400	1,429,408
GSK PLC	107,880	1,911,909
Inchcape PLC	107,787	1,066,713
Informa PLC	146,304	1,350,849
Kingfisher PLC	493,600	1,454,756
Legal & General Group PLC	527,100	1,526,112
Liberty Global PLC, Class C (C)	63,423	1,127,027
Lloyds Banking Group PLC	3,758,900	2,083,740
Melrose Industries PLC	6,223	40,095
Persimmon PLC	50,200	654,090
Reckitt Benckiser Group PLC	37,300	2,803,123
Shell PLC	15,700	467,071
Smith & Nephew PLC	148,400	2,394,184
Tesco PLC	653,974	2,062,989
Unilever PLC	65,293	3,400,079

		33,539,858

United States - 1.1%
Linde PLC	5,200	1,981,616

Total Common Stocks (Cost $163,938,600)		179,330,339

	Shares	Value
PREFERRED STOCK - 0.5%
Germany - 0.5%
Henkel AG & Co. KGaA, 2.52% (D)	11,900	$ 951,718

Total Preferred Stock (Cost $935,717)		951,718

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.06% (D)	626,456	626,456

Total Other Investment Company (Cost $626,456)		626,456

	Principal	Value
REPURCHASE AGREEMENT - 4.3%
Fixed Income Clearing Corp., 2.30% (D), dated 06/30/2023, to be repurchased at $8,178,830 on 07/03/2023. Collateralized by U.S. Government Obligations, 0.50% - 4.63%, due 02/28/2026 - 03/15/2026, and with a total value of $8,339,236.	$ 8,175,696	8,175,696

Total Repurchase Agreement (Cost $8,175,696)		8,175,696

Total Investments (Cost $173,676,469)		189,084,209
Net Other Assets (Liabilities) - 0.0% (E)		17,350

Net Assets - 100.0%		$ 189,101,559

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	8.7%	$16,536,196
Pharmaceuticals	7.8	14,668,740
Industrial Conglomerates	5.2	9,884,514
Oil, Gas & Consumable Fuels	4.9	9,261,315
Capital Markets	4.0	7,648,498
Machinery	3.8	7,136,195
Trading Companies & Distributors	3.7	7,010,720
Semiconductors & Semiconductor Equipment	3.4	6,429,367
Household Products	3.1	5,770,858
Beverages	3.0	5,715,510
Software	2.6	4,960,312
Insurance	2.6	4,894,735
IT Services	2.5	4,680,558
Household Durables	2.5	4,670,681
Health Care Equipment & Supplies	2.5	4,654,168
Consumer Staples Distribution & Retail	2.4	4,603,275

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Multi-Utilities	2.3%		$4,323,451
Metals & Mining	2.3		4,317,361
Chemicals	2.2		4,183,903
Financial Services	2.2		4,174,153
Hotels, Restaurants & Leisure	2.0		3,720,517
Electrical Equipment	1.9		3,564,506
Food Products	1.8		3,461,509
Personal Care Products	1.8		3,400,079
Technology Hardware, Storage & Peripherals	1.5		2,879,807
Entertainment	1.5		2,844,845
Textiles, Apparel & Luxury Goods	1.5		2,830,189
Construction Materials	1.5		2,746,770
Air Freight & Logistics	1.3		2,462,657
Electronic Equipment, Instruments & Components	1.1		2,000,524
Communications Equipment	1.0		1,916,021
Containers & Packaging	1.0		1,867,712
Specialty Retail	0.8		1,454,756
Media	0.7		1,350,849
Building Products	0.6		1,144,664
Diversified Telecommunication Services	0.6		1,127,027
Distributors	0.6		1,066,713
Real Estate Management & Development	0.5		1,020,221
Automobiles	0.5		1,009,138
Broadline Retail	0.5		961,730
Ground Transportation	0.4		774,730
Health Care Providers & Services	0.2		470,877
Passenger Airlines	0.2		379,026
Automobile Components	0.1		262,585
Aerospace & Defense	0.0	(E)	40,095

Investments	95.3		180,282,057
Short-Term Investments	4.7		8,802,152

Total Investments	100.0%		$189,084,209

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$10,879,380	$168,450,959	$—	$179,330,339
Preferred Stock	—	951,718	—	951,718
Other Investment Company	626,456	—	—	626,456
Repurchase Agreement	—	8,175,696	—	8,175,696

Total Investments	$11,505,836	$177,578,373	$—	$189,084,209

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,450,730, collateralized by cash collateral of $626,456 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $879,984. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica TS&W International Equity VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(B)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, the value of the 144A security is $1,140,219, representing 0.6% of the Portfolio’s net assets.
(C)	Non-income producing securities.
(D)	Rates disclosed reflect the yields at June 30, 2023.
(E)	Percentage rounds to less than 0.1% or (0.1)%.
(F)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica TS&W International Equity VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Investments, at value (cost $165,500,773) (including securities loaned of $1,450,730)	$180,908,513
Repurchase agreement, at value (cost $8,175,696)	8,175,696
Foreign currency, at value (cost $60,898)	60,995
Receivables and other assets:
Investments sold	459,793
Net income from securities lending	3,028
Shares of beneficial interest sold	174,075
Dividends	245,829
Interest	522
Tax reclaims	740,718
Prepaid expenses	878

Total assets	190,770,047

Liabilities:
Cash collateral received upon return of:
Securities on loan	626,456
Payables and other liabilities:
Investments purchased	850,984
Shares of beneficial interest redeemed	3,382
Investment management fees	118,948
Distribution and service fees	12,882
Transfer agent costs	138
Trustee and CCO fees	349
Audit and tax fees	11,375
Custody fees	27,680
Legal fees	2,364
Printing and shareholder reports fees	7,522
Other accrued expenses	6,408

Total liabilities	1,668,488

Net assets	$189,101,559

Net assets consist of:
Capital stock ($0.01 par value)	$136,283
Additional paid-in capital	170,637,894
Total distributable earnings (accumulated losses)	18,327,382

Net assets	$189,101,559

Net assets by class:
Initial Class	$126,015,042
Service Class	63,086,517

Shares outstanding:
Initial Class	9,046,713
Service Class	4,581,538

Net asset value and offering price per share:
Initial Class	$13.93
Service Class	13.77

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income	$4,277,421
Interest income	70,351
Net income from securities lending	33,617
Withholding taxes on foreign income	(426,209)

Total investment income	3,955,180

Expenses:
Investment management fees	675,161
Distribution and service fees:
Service Class	77,612
Transfer agent costs	987
Trustee and CCO fees	3,741
Audit and tax fees	11,753
Custody fees	36,566
Legal fees	5,034
Printing and shareholder reports fees	9,236
Other	9,465

Total expenses	829,555

Net investment income (loss)	3,125,625

Net realized gain (loss) on:
Investments	1,475,591
Foreign currency transactions	(11,135)

Net realized gain (loss)	1,464,456

Net change in unrealized appreciation (depreciation) on:
Investments	12,335,520
Translation of assets and liabilities denominated in foreign currencies	15,381

Net change in unrealized appreciation (depreciation)	12,350,901

Net realized and change in unrealized gain (loss)	13,815,357

Net increase (decrease) in net assets resulting from operations	$16,940,982

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica TS&W International Equity VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$3,125,625	$4,092,654
Net realized gain (loss)	1,464,456	(1,656,277)
Net change in unrealized appreciation (depreciation)	12,350,901	(31,808,784)

Net increase (decrease) in net assets resulting from operations	16,940,982	(29,372,407)

Dividends and/or distributions to shareholders:
Initial Class	—	(7,724,893)
Service Class	—	(4,489,836)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(12,214,729)

Capital share transactions:
Proceeds from shares sold:
Initial Class	19,271,190	8,653,902
Service Class	3,826,578	5,454,524

	23,097,768	14,108,426

Dividends and/or distributions reinvested:
Initial Class	—	7,724,893
Service Class	—	4,489,836

	—	12,214,729

Cost of shares redeemed:
Initial Class	(6,925,306)	(13,178,491)
Service Class	(6,410,944)	(11,976,503)

	(13,336,250)	(25,154,994)

Net increase (decrease) in net assets resulting from capital share transactions	9,761,518	1,168,161

Net increase (decrease) in net assets	26,702,500	(40,418,975)

Net assets:
Beginning of period/year	162,399,059	202,818,034

End of period/year	$189,101,559	$162,399,059

Capital share transactions - shares:
Shares issued:
Initial Class	1,436,353	681,017
Service Class	282,901	389,417

	1,719,254	1,070,434

Shares reinvested:
Initial Class	—	641,602
Service Class	—	376,348

	—	1,017,950

Shares redeemed:
Initial Class	(505,769)	(990,928)
Service Class	(476,070)	(897,849)

	(981,839)	(1,888,777)

Net increase (decrease) in shares outstanding:
Initial Class	930,584	331,691
Service Class	(193,169)	(132,084)

	737,415	199,607

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica TS&W International Equity VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$12.65		$16.04	$14.40	$13.95	$11.90	$14.43

Investment operations:
Net investment income (loss) (A)	0.25		0.34	0.31	0.20	0.30	0.29
Net realized and unrealized gain (loss)	1.03		(2.70)	1.62	0.65	2.15	(2.49)

Total investment operations	1.28		(2.36)	1.93	0.85	2.45	(2.20)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.47)	(0.29)	(0.40)	(0.19)	(0.33)
Net realized gains	—		(0.56)	—	—	(0.21)	—

Total dividends and/or distributions to shareholders	—		(1.03)	(0.29)	(0.40)	(0.40)	(0.33)

Net asset value, end of period/year	$13.93		$12.65	$16.04	$14.40	$13.95	$11.90

Total return	10.12	%(B)	(14.40)%	13.41%	6.54%	21.06%	(15.52)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$126,015		$102,637	$124,895	$126,686	$133,161	$125,396
Expenses to average net assets	0.86	%(C)	0.85%	0.85%	0.88%	0.84%	0.90%
Net investment income (loss) to average net assets	3.67	%(C)	2.49%	1.97%	1.59%	2.28%	2.11%
Portfolio turnover rate	8	%(B)	14%	19%	20%	16%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$12.52		$15.88	$14.26	$13.83	$11.80	$14.31

Investment operations:
Net investment income (loss) (A)	0.22		0.31	0.26	0.16	0.26	0.27
Net realized and unrealized gain (loss)	1.03		(2.68)	1.62	0.64	2.13	(2.48)

Total investment operations	1.25		(2.37)	1.88	0.80	2.39	(2.21)

Dividends and/or distributions to shareholders:
Net investment income	—		(0.43)	(0.26)	(0.37)	(0.15)	(0.30)
Net realized gains	—		(0.56)	—	—	(0.21)	—

Total dividends and/or distributions to shareholders	—		(0.99)	(0.26)	(0.37)	(0.36)	(0.30)

Net asset value, end of period/year	$13.77		$12.52	$15.88	$14.26	$13.83	$11.80

Total return	9.98	%(B)	(14.63)%	13.20%	6.20%	20.74%	(15.70)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$63,087		$59,762	$77,923	$68,290	$57,952	$45,879
Expenses to average net assets	1.11	%(C)	1.10%	1.10%	1.13%	1.09%	1.15%
Net investment income (loss) to average net assets	3.37	%(C)	2.29%	1.67%	1.28%	2.01%	1.98%
Portfolio turnover rate	8	%(B)	14%	19%	20%	16%	32%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica TS&W International Equity VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Foreign currency denominated investments: The accounting records of the Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the closing exchange rate each day. The cost of foreign securities purchased and any realized gains or losses are translated at the prevailing exchange rates in effect on the date of the respective transaction. The Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include, foreign currency fluctuations between trade date and settlement date of investment security transactions, gains and losses on forward foreign currency contracts, and the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values, and possible adverse political, social, and economic developments, including those particular to a specific industry, country or region.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2023, commissions recaptured are $459.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

Securities lending: The Portfolio may lend securities to qualified financial institutions, brokers and dealers. State Street serves as securities lending agent to the Portfolio pursuant to a Securities Lending Agreement. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The lending of securities exposes the Portfolio to risks such as: the borrowers may fail to return the loaned securities or may not be able to provide additional collateral, the Portfolio may experience delays in recovery of the loaned securities or delays in access to collateral, or the Portfolio may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash, securities issued or guaranteed by the U.S. Government and irrevocable letters of credit issued by banks as collateral. The initial collateral received by the Portfolio is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. Typically the lending agent is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

The Portfolio receives compensation for lending securities from interest or dividends earned on the cash, U.S. Government securities and irrevocable letters of credit held as collateral, less associated fees and expenses. Such income is reflected in Net income from securities lending within the Statement of Operations. Cash collateral received is invested in the State Street Navigator Securities Lending Trust—Government Money Market Portfolio.

The value of loaned securities and related cash and non-cash collateral outstanding at June 30, 2023, if any, are shown on a gross basis within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

4. BORROWINGS AND OTHER FINANCING TRANSACTIONS (continued)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type, and the remaining contractual maturity of those transactions as of June 30, 2023.

	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 Days	Greater Than 90 Days	Total
Securities Lending Transactions
Common Stocks	$626,456	$—	$—	$—	$626,456
Total Borrowings	$626,456	$—	$—	$—	$626,456

5. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Foreign investments risk: Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the Portfolio’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, including nationalization, expropriation or confiscatory taxation, reduction of government or central bank support, tariffs and trade disruptions, sanctions, political or financial instability, social unrest or other adverse economic or political developments. Foreign investments may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value than investments in U.S. issuers. Certain foreign clearance and settlement procedures may result in an inability to execute transactions or delays in settlement.

Value investing risk: The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

6. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $250 million	0.77%
Over $250 million up to $1 billion	0.74
Over $1 billion up to $2 billion	0.72
Over $2 billion up to $6 billion	0.69
Over $6 billion up to $8 billion	0.68
Over $8 billion	0.66

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.92%	May 1, 2024
Service Class	1.17	May 1, 2024

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

7. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 23,013,936	$ —	$ 13,693,918	$ —

8. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 173,676,469	$ 28,047,033	$ (12,639,293)	$ 15,407,740

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica TS&W International Equity VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

9. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica TS&W International Equity VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica TS&W International Equity VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Thompson, Siegel & Walmsley LLC (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. In addition, TAM provided the Board with additional supplemental comparative fee, expense and performance information. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica TS&W International Equity VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 3-, 5- and 10-year periods and below the median for the past 1-year period. The Board also noted that the performance of Service Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Sub-Adviser had commenced sub-advising the Portfolio on May 1, 2013 pursuant to its current investment objective and investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the median for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica TS&W International Equity VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica WMC US Growth VP

DISCLOSURE OF EXPENSES

(unaudited)

SHAREHOLDER EXPENSES

Portfolio shareholders may incur two types of costs: (i) transaction costs, including brokerage commissions on purchases and sales of portfolio shares; and (ii) ongoing costs, including management fees, and other portfolio expenses.

The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios.

The example is based on an investment of $1,000 invested at January 1, 2023, and held for the entire six-month period until June 30, 2023.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio versus other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Portfolio shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

		Actual Expenses		Hypothetical Expenses (A)
Class	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Ending Account Value June 30, 2023	Expenses Paid During Period (B)	Net Annualized Expense Ratio
Initial Class	$1,000.00	$1,296.50	$3.76	$1,021.50	$3.31	0.66%
Service Class	1,000.00	1,294.90	5.18	1,020.30	4.56	0.91

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Portfolio’s net annualized expense ratio, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

SCHEDULE OF INVESTMENTS COMPOSITION

At June 30, 2023

(unaudited)

Asset Allocation	Percentage of Net Assets
Common Stocks	98.9%
Repurchase Agreement	3.6
Net Other Assets (Liabilities)	(2.5)
Total	100.0%

Current and future portfolio holdings are subject to change and risk.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS

At June 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Aerospace & Defense - 1.0%
Raytheon Technologies Corp.	472,858	$46,321,170

Automobiles - 1.9%
Tesla, Inc. (A)	344,547	90,192,068

Beverages - 3.1%
Brown-Forman Corp., Class B	512,585	34,230,427
Constellation Brands, Inc., Class A	211,433	52,040,004
Monster Beverage Corp. (A)	1,049,532	60,285,118

		146,555,549

Biotechnology - 1.6%
United Therapeutics Corp. (A)	71,187	15,714,530
Vertex Pharmaceuticals, Inc. (A)	173,887	61,192,574

		76,907,104

Broadline Retail - 4.9%
Amazon.com, Inc. (A)	1,799,082	234,528,330

Building Products - 0.6%
Builders FirstSource, Inc. (A)	224,987	30,598,232

Capital Markets - 2.2%
Ares Management Corp., Class A	349,795	33,702,748
Morgan Stanley	315,395	26,934,733
S&P Global, Inc.	108,638	43,551,888

		104,189,369

Chemicals - 1.6%
Albemarle Corp.	103,089	22,998,125
Sherwin-Williams Co.	201,096	53,395,010

		76,393,135

Consumer Finance - 0.8%
American Express Co.	218,072	37,988,142

Electronic Equipment, Instruments & Components - 3.5%
Amphenol Corp., Class A	654,857	55,630,102
CDW Corp.	279,493	51,286,966
Jabil, Inc.	537,868	58,052,093

		164,969,161

Entertainment - 0.8%
Walt Disney Co. (A)	408,186	36,442,846

Financial Services - 4.4%
Block, Inc. (A)	335,706	22,347,948
FleetCor Technologies, Inc. (A)	136,560	34,287,485
Mastercard, Inc., Class A	388,166	152,665,688

		209,301,121

Ground Transportation - 0.8%
Uber Technologies, Inc. (A)	891,263	38,475,824

Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (A)	441,794	23,896,638
Dexcom, Inc. (A)	304,389	39,117,030
Edwards Lifesciences Corp. (A)	426,642	40,245,140

		103,258,808

Health Care Providers & Services - 2.6%
UnitedHealth Group, Inc.	261,061	125,476,359

Health Care Technology - 0.8%
Veeva Systems, Inc., Class A (A)	192,185	38,000,740

Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc., Class A (A)	308,591	39,549,023
Chipotle Mexican Grill, Inc. (A)	31,346	67,049,094

		106,598,117

	Shares	Value
COMMON STOCKS (continued)
Industrial REITs - 0.8%
Prologis, Inc.	313,193	$ 38,406,858

Insurance - 0.8%
Arch Capital Group Ltd. (A)	524,992	39,295,651

Interactive Media & Services - 8.7%
Alphabet, Inc., Class A (A)	1,781,059	213,192,762
Meta Platforms, Inc., Class A (A)	577,142	165,628,211
ZoomInfo Technologies, Inc. (A)	1,459,928	37,067,572

		415,888,545

IT Services - 0.6%
GoDaddy, Inc., Class A (A)	375,506	28,211,766

Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.	85,345	44,528,754

Machinery - 3.6%
Deere & Co.	171,412	69,454,428
Ingersoll Rand, Inc.	694,801	45,412,193
Nordson Corp.	224,670	55,758,601

		170,625,222

Oil, Gas & Consumable Fuels - 0.7%
Pioneer Natural Resources Co.	166,522	34,500,028

Personal Care Products - 1.3%
Estee Lauder Cos., Inc., Class A	317,299	62,311,178

Pharmaceuticals - 3.5%
Eli Lilly & Co.	269,670	126,469,837
Merck & Co., Inc.	368,063	42,470,789

		168,940,626

Professional Services - 0.7%
Paycom Software, Inc.	110,031	35,346,358

Semiconductors & Semiconductor Equipment - 10.2%
Advanced Micro Devices, Inc. (A)	597,685	68,082,298
Broadcom, Inc.	97,152	84,272,559
KLA Corp.	125,963	61,094,574
NVIDIA Corp.	514,819	217,778,734
Texas Instruments, Inc.	319,544	57,524,311

		488,752,476

Software - 17.0%
Cadence Design Systems, Inc. (A)	187,363	43,940,371
HubSpot, Inc. (A)	47,655	25,356,749
Microsoft Corp.	1,406,037	478,811,840
Palo Alto Networks, Inc. (A)	265,638	67,873,165
Salesforce, Inc. (A)	206,479	43,620,753
ServiceNow, Inc. (A)	154,402	86,769,292
Workday, Inc., Class A (A)	292,921	66,167,925

		812,540,095

Specialty Retail - 1.3%
TJX Cos., Inc.	755,763	64,081,145

Technology Hardware, Storage & Peripherals - 10.8%
Apple, Inc.	2,659,854	515,931,880

Textiles, Apparel & Luxury Goods - 3.0%
Lululemon Athletica, Inc. (A)	170,119	64,390,041
NIKE, Inc., Class B	696,216	76,841,360

		141,231,401

Total Common Stocks (Cost $3,505,750,514)		4,726,788,058

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)

At June 30, 2023

(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 3.6%
Fixed Income Clearing Corp., 2.30% (B), dated 06/30/2023, to be repurchased at $169,771,860 on 07/03/2023. Collateralized by a U.S. Government Obligation, 4.63%, due 03/15/2026, and with a value of $173,134,148.	$169,739,327	$ 169,739,327

Total Repurchase Agreement (Cost $169,739,327)		169,739,327

Total Investments (Cost $3,675,489,841)		4,896,527,385
Net Other Assets (Liabilities) - (2.5)%		(119,515,321)

Net Assets - 100.0%		$4,777,012,064

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$4,726,788,058	$—	$—	$4,726,788,058
Repurchase Agreement	—	169,739,327	—	169,739,327

Total Investments	$4,726,788,058	$169,739,327	$—	$4,896,527,385

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at June 30, 2023.
(C)	There were no transfers in or out of Level 3 during the six-month period ended June 30, 2023. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica WMC US Growth VP

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2023

(unaudited)

Assets:
Investments, at value (cost $3,505,750,514)	$4,726,788,058
Repurchase agreement, at value (cost $169,739,327)	169,739,327
Receivables and other assets:
Shares of beneficial interest sold	115,557
Dividends	1,093,620
Interest	10,844
Tax reclaims	99,265
Prepaid expenses	16,586

Total assets	4,897,863,257

Liabilities:
Payables and other liabilities:
Investments purchased	114,310,743
Shares of beneficial interest redeemed	3,649,969
Investment management fees	2,282,925
Distribution and service fees	171,804
Transfer agent costs	2,900
Trustee and CCO fees	7,770
Audit and tax fees	21,221
Custody fees	78,491
Legal fees	51,734
Printing and shareholder reports fees	219,802
Other accrued expenses	53,834

Total liabilities	120,851,193

Net assets	$4,777,012,064

Net assets consist of:
Capital stock ($0.01 par value)	$1,433,743
Additional paid-in capital	3,209,231,884
Total distributable earnings (accumulated losses)	1,566,346,437

Net assets	$4,777,012,064

Net assets by class:
Initial Class	$3,918,562,128
Service Class	858,449,936

Shares outstanding:
Initial Class	116,520,957
Service Class	26,853,295

Net asset value and offering price per share:
Initial Class	$33.63
Service Class	31.97

STATEMENT OF OPERATIONS

For the period ended June 30, 2023

(unaudited)

Investment Income:
Dividend income	$14,565,574
Interest income	418,458
Net income from securities lending	10,835
Withholding taxes on foreign income	(59,375)

Total investment income	14,935,492

Expenses:
Investment management fees	11,264,986
Distribution and service fees:
Service Class	612,022
Transfer agent costs	19,615
Trustee and CCO fees	79,289
Audit and tax fees	30,522
Custody fees	90,508
Legal fees	101,973
Printing and shareholder reports fees	304,809
Other	81,378

Total expenses	12,585,102

Net investment income (loss)	2,350,390

Net realized gain (loss) on:
Investments	219,022,903

Net change in unrealized appreciation (depreciation) on:
Investments	754,140,879

Net realized and change in unrealized gain (loss)	973,163,782

Net increase (decrease) in net assets resulting from operations	$975,514,172

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica WMC US Growth VP

STATEMENT OF CHANGES IN NET ASSETS

For the period and year ended:

	June 30, 2023 (unaudited)	December 31, 2022
From operations:
Net investment income (loss)	$2,350,390	$1,605,144
Net realized gain (loss)	219,022,903	124,556,593
Net change in unrealized appreciation (depreciation)	754,140,879	(1,500,080,489)

Net increase (decrease) in net assets resulting from operations	975,514,172	(1,373,918,752)

Dividends and/or distributions to shareholders:
Initial Class	—	(546,231,191)
Service Class	—	(65,799,347)

Net increase (decrease) in net assets resulting from dividends and/or distributions to shareholders	—	(612,030,538)

Capital share transactions:
Proceeds from shares sold:
Initial Class	515,710,325	302,173,927
Service Class	440,072,988	18,571,881

	955,783,313	320,745,808

Dividends and/or distributions reinvested:
Initial Class	—	546,231,191
Service Class	—	65,799,347

	—	612,030,538

Cost of shares redeemed:
Initial Class	(197,021,113)	(274,342,726)
Service Class	(39,539,088)	(49,517,474)

	(236,560,201)	(323,860,200)

Net increase (decrease) in net assets resulting from capital share transactions	719,223,112	608,916,146

Net increase (decrease) in net assets	1,694,737,284	(1,377,033,144)

Net assets:
Beginning of period/year	3,082,274,780	4,459,307,924

End of period/year	$4,777,012,064	$3,082,274,780

Capital share transactions - shares:
Shares issued:
Initial Class	16,563,972	8,974,359
Service Class	15,435,378	582,216

	31,999,350	9,556,575

Shares reinvested:
Initial Class	—	18,342,216
Service Class	—	2,319,328

	—	20,661,544

Shares redeemed:
Initial Class	(6,686,412)	(7,776,296)
Service Class	(1,372,868)	(1,540,534)

	(8,059,280)	(9,316,830)

Net increase (decrease) in shares outstanding:
Initial Class	9,877,560	19,540,279
Service Class	14,062,510	1,361,010

	23,940,070	20,901,289

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica WMC US Growth VP

FINANCIAL HIGHLIGHTS

For a share outstanding during the period and years indicated:

	Initial Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$25.94		$45.46	$43.71	$34.35	$26.86	$29.25

Investment operations:
Net investment income (loss) (A)	0.02		0.02	(0.05)	0.04	0.05	0.04
Net realized and unrealized gain (loss)	7.67		(13.49)	8.86	12.37	10.31	0.42

Total investment operations	7.69		(13.47)	8.81	12.41	10.36	0.46

Dividends and/or distributions to shareholders:
Net investment income	—		—	(0.04)	(0.04)	(0.04)	(0.16)
Net realized gains	—		(6.05)	(7.02)	(3.01)	(2.83)	(2.69)

Total dividends and/or distributions to shareholders	—		(6.05)	(7.06)	(3.05)	(2.87)	(2.85)

Net asset value, end of period/year	$33.63		$25.94	$45.46	$43.71	$34.35	$26.86

Total return	29.65	%(B)	(31.35)%	20.67%	37.30%	40.05%	0.21%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$3,918,562		$2,766,449	$3,959,377	$3,646,030	$3,064,686	$2,313,734
Expenses to average net assets	0.66	%(C)	0.65%	0.64%	0.65%	0.68%	0.70%
Net investment income (loss) to average net assets	0.16	%(C)	0.07%	(0.11)%	0.11%	0.15%	0.15%
Portfolio turnover rate	27	%(B)	34%	25%	30%	26%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Not annualized.
(C)	Annualized.

For a share outstanding during the period and years indicated:

	Service Class
	June 30, 2023 (unaudited)		December 31, 2022	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018
Net asset value, beginning of period/year	$24.69		$43.74	$42.35	$33.41	$26.22	$28.62

Investment operations:
Net investment income (loss) (A)	(0.00	)(B)	(0.06)	(0.16)	(0.05)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	7.28		(12.94)	8.57	12.00	10.05	0.41

Total investment operations	7.28		(13.00)	8.41	11.95	10.02	0.38

Dividends and/or distributions to shareholders:
Net investment income	—		—	—	—	—	(0.09)
Net realized gains	—		(6.05)	(7.02)	(3.01)	(2.83)	(2.69)

Total dividends and/or distributions to shareholders	—		(6.05)	(7.02)	(3.01)	(2.83)	(2.78)

Net asset value, end of period/year	$31.97		$24.69	$43.74	$42.35	$33.41	$26.22

Total return	29.49	%(C)	(31.52)%	20.37%	36.94%	39.68%	(0.03)%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$858,450		$315,826	$499,931	$457,707	$345,318	$208,921
Expenses to average net assets	0.91	%(D)	0.90%	0.89%	0.90%	0.93%	0.95%
Net investment income (loss) to average net assets	(0.03	)%(D)	(0.19)%	(0.36)%	(0.14)%	(0.10)%	(0.10)%
Portfolio turnover rate	27	%(C)	34%	25%	30%	26%	28%

(A)	Calculated based on average number of shares outstanding.
(B)	Rounds to less than $0.01 or $(0.01).
(C)	Not annualized.
(D)	Annualized.

The Notes to Financial Statements are an integral part of this report.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS

At June 30, 2023

(unaudited)

1. ORGANIZATION

Transamerica Series Trust (“TST”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). TST applies investment company accounting and reporting guidance. TST serves as a funding vehicle for variable life insurance, variable annuity, and group annuity products. Transamerica WMC US Growth VP (the “Portfolio”) is a series of TST and is classified as diversified under the 1940 Act. The Portfolio currently offers two classes of shares, Initial Class and Service Class.

The only shareholders of the Portfolio are affiliated insurance company separate accounts and affiliated asset allocation portfolios. Contract holders of the variable life and annuity contracts are not shareholders of the Portfolio. For ease of reference, shareholders and contract holders are collectively referred to in this report as “shareholders.”

This report must be accompanied or preceded by the Portfolio’s current prospectus, which contains additional information about the Portfolio, including risks, as well as investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Portfolio pursuant to an investment management agreement. TAM provides continuous and regular investment management services to the Portfolio. TAM supervises the Portfolio’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Portfolio.

TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Portfolio without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Portfolio and its investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Portfolio employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending portfolio combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Portfolio’s investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Portfolio; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Portfolio; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation and review of materials for meetings of the Portfolio’s Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation and review of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; oversight of other service providers to the Portfolio, such as the custodian, the transfer agent, the Portfolio’s independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder relations functions for the Portfolio; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Portfolio, is responsible for paying the sub-adviser(s) for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. These services include performing certain administrative services for the Portfolio and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Portfolio by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain sub-administration services. To the extent agreed upon by TAM and the Portfolio from time to time, TAM’s supervisory and administrative services include, but are not limited to: monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Portfolio investments; assisting with Portfolio combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Portfolio’s custodian and dividend disbursing agent and monitoring their services to the Portfolio; assisting the Portfolio in preparing reports to shareholders; acting as liaison with the Portfolio’s independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

1. ORGANIZATION (continued)

Portfolio. The Portfolio pays certain fees and expenses to State Street for sub-administration services which are not administrative services covered by the management agreement with TAM or paid for through the management fees payable thereunder. For the period ended June 30, 2023, (i) the expenses paid to State Street for sub-administration services by the Portfolio are shown as a part of Other expenses within the Statement of Operations and (ii) the expenses payable to State Street for sub-administration services from the Portfolio are shown as part of Other accrued expenses within the Statement of Assets and Liabilities.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Portfolio’s financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Portfolio.

Security transactions and investment income: Security transactions are accounted for on the trade date. Security gains and losses are calculated on a first-in, first-out basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Portfolio is informed of the ex-dividend dates, net of foreign taxes. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, if any, is recorded on the accrual basis from settlement date, net of foreign taxes. Fixed income premiums and discounts are amortized and/or accreted over the lives of the respective securities.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Foreign taxes: The Portfolio may be subject to taxes imposed by the countries in which it invests, with respect to its investments in issuers existing or operating in such countries. The Portfolio may also be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Portfolio accrues such taxes and recoveries as applicable when the related income or capital gains are earned or unrealized, and based upon the current interpretation of tax rules and regulations that exist in the markets in which the Portfolio invests. Some countries require governmental approval for the repatriation of investment income, capital, or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions of foreign capital remittances abroad.

Commission recapture: The sub-adviser(s), to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Portfolio with broker/dealers with which TST has established a commission recapture program. A commission recapture program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Portfolio. In no event will commissions, paid by the Portfolio, be used to pay expenses that would otherwise be borne by any other portfolios within TST, or by any other party.

Commissions recaptured are included within Net realized gain (loss) within the Statement of Operations. For the period ended June 30, 2023, commissions recaptured are $7,321.

Indemnification: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

3. INVESTMENT VALUATION

TAM has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

3. INVESTMENT VALUATION (continued)

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at June 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Real estate investment trusts (“REITs”): REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. Distributions received by REITs are classified at management’s estimate of the dividend income, return of capital and capital gains. Estimates are based on information available at year-end, which includes the previous fiscal year’s classification. The actual amounts of dividend income, return of capital, and capital gains are only determined by each REIT after the fiscal year end and may differ from the estimated amounts. Upon notification from the REITs, some of the distributions received may be re-classified and recorded as a return of capital or capital gains. There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes, and interest rates.

REITs held at June 30, 2023, if any, are identified within the Schedule of Investments.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by its investment policies, to raise additional cash to be invested in other securities or instruments. When the Portfolio invests borrowing proceeds in other securities, the Portfolio will bear the risk that the market value of the securities in which such proceeds are invested goes down and is insufficient to repay the borrowed proceeds. The Portfolio may borrow on a secured or on an unsecured basis. If the Portfolio enters into a secured borrowing arrangement, a portion of the Portfolio’s assets will be used as collateral. The 1940 Act requires the Portfolio to maintain asset coverage of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this requirement has the effect of limiting the amount that the Portfolio may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Portfolio, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Portfolio to lend to and borrow from other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which places limits on the amount of lending or borrowing a Portfolio may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. For the period ended June 30, 2023, the Portfolio has not utilized the program.

Repurchase agreements: In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Portfolio’s custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolio will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Portfolio and its counterparties that provide for the net settlement of all transactions and collateral with the Portfolio, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statement of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at June 30, 2023.

Repurchase agreements at June 30, 2023, if any, are included within the Schedule of Investments and Statement of Assets and Liabilities.

6. RISK FACTORS

Investing in the Portfolio involves certain key risks related to the Portfolio’s trading activity. Please reference the Portfolio’s prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Portfolio.

Market risk: The market prices of the Portfolio’s securities or other assets may go up or down, sometimes rapidly or unpredictably, due to general market conditions, overall economic trends or events, inflation, changes in interest rates, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by tariffs, trade disputes or other factors, political developments, armed conflicts, economic sanctions, cybersecurity events, investor sentiment, public health events such as the spread of infectious disease, and other factors that may or may not be related to the issuer of the security or other asset. If the market prices of the Portfolio’s securities and assets fall, the value of your investment in the Portfolio could go down.

Economies and financial markets throughout the world are increasingly interconnected. Events or circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not the Portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may go down.

In recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, the Russian invasion of Ukraine and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These events could be prolonged and could continue to adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

6. RISK FACTORS (continued)

Growth stocks risk: Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements and may involve larger price swings because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth stocks typically fall. Growth stocks may also be more volatile because they often do not pay dividends. The values of growth stocks tend to go down when interest rates rise because the rise in interest rates reduces the current value of future cash flows. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

Large capitalization companies risk: The Portfolio’s investments in larger, more established companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Real estate investment trusts (“REITs”) risk: Investing in real estate investment trusts (“REITs”) involves unique risks. When the Portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the Portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the Portfolio.

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TST serves as a funding vehicle for certain affiliated asset allocation portfolios and certain affiliated separate accounts of Transamerica Life Insurance Company (“TLIC”), and Transamerica Financial Life Insurance Company.

TAM, the Portfolio’s investment manager, is directly owned by TLIC and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Transamerica Fund Services, Inc. (“TFS”) is the Portfolio’s transfer agent. Transamerica Capital, Inc. (“TCI”) is the Portfolio’s distributor/principal underwriter. TAM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Portfolio are also officers and/or trustees of TAM, TFS and TCI. No interested trustee who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Portfolio. The Portfolio does pay non-interested persons (independent trustees), as disclosed in Trustee and CCO fees within the Statement of Operations.

Investment management fees: TAM serves as the Portfolio’s investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and the Portfolio pays a single management fee, which is reflected in Investment management fees within the Statement of Operations.

The Portfolio pays a management fee to TAM based on daily average net assets at the following rates:

Breakpoints	Rate
First $500 million	0.6800%
Over $500 million up to $800 million	0.6700
Over $800 million up to $1 billion	0.6575
Over $1 billion up to $2 billion	0.6130
Over $2 billion up to $3 billion	0.6050
Over $3 billion up to $4 billion	0.5900
Over $4 billion up to $5 billion	0.5750
Over $5 billion up to $7 billion	0.5700
Over $7 billion	0.5500

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

TAM has contractually agreed to waive fees and/or reimburse Portfolio expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Portfolio’s business, exceed the following stated annual operating expense limits to the Portfolio’s daily average net assets. To the extent an expense limit changed during the period, the prior limit is also listed below. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statement of Operations.

	Operating Expense Limit	Operating Expense Limit Effective Through
Initial Class	0.74%	May 1, 2025
Service Class	0.99	May 1, 2025

TAM is permitted to recapture amounts contractually waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may recapture and reimburse TAM only if such amount does not cause, on any particular business day of the Portfolio, the class’s total annual operating expenses (after the recapture is taken into account) to exceed the Operating Expense Limits or any other lower limit then in effect. Amounts recaptured, if any, by TAM for the period ended June 30, 2023 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statement of Operations.

TAM, on a voluntary basis and in addition to the contractual operating expense limits in effect, from time to time may waive and/or reimburse expenses of the Portfolio, or any classes thereof, to such level(s) as the Trust’s officers have determined or may reasonably determine from time to time. Any such voluntary waiver or expense reimbursement may be discontinued by TAM at any time. These amounts are not subject to recapture by TAM.

As of June 30, 2023, there are no amounts available for recapture by TAM.

Distribution and service fees: TST has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, TST entered into a distribution agreement with TCI as the Portfolio’s distributor.

The Distribution Plan requires the Portfolio to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Portfolio, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Portfolio’s shares.

The fee on the Service Class shares is paid to the insurance companies for providing services and account maintenance for the policyholders who invest in the variable insurance products which invest in the Service Class shares. TCI has determined that it will not seek payment for the distribution expenses incurred by the Portfolio with respect to the Initial Class shares before May 1, 2024. Prior to TCI seeking distribution expenses on Initial Class shares, policy and contract owners will be notified in advance. The Portfolio will pay fees relating to Service Class shares. The distribution and service fees are included in Distribution and service fees within the Statement of Operations.

The Portfolio is authorized under the Distribution Plan to pay fees to TCI based on daily average net assets of each class up to the following annual rates:

Class	Rate
Initial Class	0.15%
Service Class	0.25

Transfer agent costs: TFS provides transfer agency services under an intercompany agreement with TAM. TFS has outsourced the provision of certain sub-transfer agency services to SS&C Technology Holdings, Inc (“SS&C”). The Portfolio does not pay a separate transfer agent fee to TAM or TFS but does pay certain expenses to SS&C related to applicable sub-transfer agency services. For the period ended June 30, 2023, (i) the expenses paid to SS&C by the Portfolio are referred to as Transfer agent costs and are included within the Statement of Operations and (ii) the expenses payable to SS&C by the Portfolio are referred to as Transfer agent costs within the Statement of Assets and Liabilities.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica WMC US Growth VP

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2023

(unaudited)

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Brokerage commissions: The Portfolio incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the period ended June 30, 2023.

8. PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2023, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Purchases of Securities		Sales/Maturities of Securities
Long-Term	U.S. Government	Long-Term	U.S. Government
$ 1,678,889,546	$ —	$ 977,066,362	$ —

9. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Portfolio has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Portfolio’s tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Portfolio’s tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Portfolio’s financial statements. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statement of Operations. The Portfolio identifies its major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. Distributions are determined in accordance with income tax regulations, which may differ from GAAP.

As of June 30, 2023, the approximate cost for U.S. federal income tax purposes, and the aggregate gross/net unrealized appreciation (depreciation) in the value of investments (including securities sold short and derivatives, if any) are as follows:

Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$ 3,675,489,841	$ 1,294,819,574	$ (73,782,030)	$ 1,221,037,544

10. NEW ACCOUNTING PRONOUNCEMENT

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), “Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“Topic 820”). ASU 2022-03 clarifies the guidance in Topic 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the need to apply a discount to fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the Portfolio’s financial statements.

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica WMC US Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL

At a meeting of the Board of Trustees of Transamerica Series Trust (the “Trustees” or the “Board”) held on June 14-15, 2023, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Series Trust, on behalf of Transamerica WMC US Growth VP (the “Portfolio”). The Board also considered the renewal of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Management Agreement, the “Agreements”) for the Portfolio between TAM and Wellington Management Company LLP (the “Sub-Adviser”).

Following its review and consideration, the Board determined that the terms of the Management Agreement and Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the Portfolio and the contract holders invested in the Portfolio. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2024.

Prior to reaching their decision, the Trustees requested and received from TAM and the Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and the Sub-Adviser as part of their regular oversight of the Portfolio, and knowledge they gained over time through meeting with TAM and the Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by the Sub-Adviser. The Board also considered reductions to the Portfolio’s expense limits, if any, that took effect after the last renewal of the Agreements. In their review, the Trustees also sought to identify instances in which the Portfolio’s performance, fees, total expenses and/or profitability appeared to be outliers within its respective peer group or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or the Sub-Adviser present and were represented throughout the process by their independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and the Sub-Adviser to the Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for the Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and the Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of the Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for the Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from the Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing review and evaluation of the Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolio; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolio; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolio’s prospectus, statement of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolio; and ongoing cash management services for the Portfolio. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to the Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolio, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel and supervises the performance of the recordkeeping and contract holder service functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance of the Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica WMC US Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

(ii) the Portfolio’s benchmark, in each case for various trailing periods ended December 31, 2022. Based on these considerations, the Board determined that TAM and the Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs. The Board’s conclusions as to the Portfolio’s performance are summarized below. For purposes of its review, the Board generally used the performance of Service Class Shares. In describing the Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” the median if the Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” the median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering the Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate significantly different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

The Board noted that the performance of Service Class Shares of the Portfolio was above the median for its peer universe for the past 5-year period and in line with the median for the past 1-, 3- and 10-year periods. The Board also noted that the performance of Service Class Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Board noted that the Portfolio’s sub-adviser had commenced sub-advising the Portfolio on July 1, 2014 pursuant to its current investment strategies.

Management and Sub-Advisory Fees and Total Expense Ratio

The Board considered the management fee and total expense ratio of the Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of the Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to the Portfolio’s management fee and total expense ratio are summarized below. For purposes of its review, the Board generally used the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares. In describing the Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” the median if the Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” the median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio).

The Board also considered the fees charged by the Sub-Adviser for sub-advisory services, as well as the portion of the Portfolio’s management fee retained by TAM following payment of the sub-advisory fee and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Service Class Shares of the Portfolio were above the median for its peer group and below the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of contract holders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Adviser under the Management Agreement and Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to the Portfolio and to Transamerica Series Trust as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for the Portfolio and Transamerica Series Trust as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the

Transamerica Series Trust	Semi-Annual Report 2023

Transamerica WMC US Growth VP

MANAGEMENT AND SUB-ADVISORY AGREEMENT — CONTRACT RENEWAL (continued)

Portfolio had been reviewed previously by an independent consultant. The Trustees considered that TAM reported that it had not made material changes to this methodology, and that the methodology had been applied consistently for the Portfolio.

With respect to the Sub-Adviser, the Board noted that the sub-advisory fee is the product of arm’s-length negotiation between TAM and the Sub-Adviser, which is not affiliated with TAM, and is paid by TAM and not the Portfolio. As a result, the Board focused on the profitability of TAM and its affiliates with respect to the Portfolio.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolio was not excessive.

Economies of Scale

The Board considered economies of scale with respect to the management of the Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolio benefited from any economies of scale. The Board recognized that, as the Portfolio’s assets increase, any economies of scale realized by TAM or the Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered the Portfolio’s management fee schedule and the existence of breakpoints and also considered the extent to which TAM shared economies of scale, if any, with the Portfolio through undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered the Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the Portfolio’s management fee schedule. The Board considered that the Sub-Adviser’s sub-advisory fees would be based on the combined assets of multiple funds. The Trustees concluded that the Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fee payable to TAM and the fee paid to the Sub-Adviser in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and/or the Sub-Adviser from their Relationships with the Portfolio

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Adviser from their relationships with the Portfolio. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (commonly referred to as “soft dollars”) as a result of its relationship with the Portfolio and that TAM believes the use of soft dollars by the Sub-Adviser is generally appropriate and in the best interests of the Portfolio. The Board also noted that the Sub-Adviser participates in a brokerage program pursuant to which a portion of brokerage commissions paid by the Portfolio is recaptured for the benefit of the Portfolio and the contract holders, thus limiting the amount of soft dollar arrangements the Sub-Adviser may engage in with respect to the Portfolio’s brokerage transactions.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage the Portfolio in a professional manner that is consistent with the best interests of the Portfolio and the contract holders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Adviser. The Board also noted that TAM has made an entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolio.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and the Sub-Advisory Agreement was in the best interests of the Portfolio and the contract holders and voted to approve the renewal of the Agreements.

Transamerica Series Trust	Semi-Annual Report 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders. The series of Transamerica Series Trust (the “Trust”), excluding Transamerica BlackRock Government Money Market VP (for purposes of this section only, the “Portfolios”), have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the “Program”). The Board of Trustees of the Trust (the “Board”) has appointed Transamerica Asset Management, Inc. (“TAM”), the investment manager to the Portfolios, as the Program administrator for the Portfolios. TAM has established a Liquidity Risk Management Committee (the “Committee”) to manage the Program for the Portfolios, including oversight of the liquidity risk management process, reporting to the Board, and reviewing the Program’s effectiveness.

The Board met on March 8-9, 2023 (the “Meeting”) to review the Program with respect to the Portfolios, pursuant to the Liquidity Rule. At the Meeting, the Committee provided the Board with a written report that addressed the operation of the Program during the 2022 reporting period, and assessed the Program’s adequacy and effectiveness, including material changes to the Program (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report described the Program’s liquidity classification methodology. The Report noted that the Portfolios utilize analysis from a third-party liquidity metrics service, which takes into account a variety of factors including market, trading and other investment specific considerations. The Report also described the Committee’s methodology in determining whether a Highly Liquid Investment Minimum (a “HLIM”) is necessary and noted that, given the composition of the Portfolios’ holdings, a HLIM was not currently required for the Portfolios in the Trust. The Report noted there were no material changes to the classification methodology during the Program Reporting Period. The Report also noted that the Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments.

The Report noted that the Program (a) complied with the key factors for consideration under the Liquidity Rule for monitoring the adequacy and effectiveness of the Program and (b) on a periodic basis assesses each Portfolio’s liquidity risk based on a variety of factors including: (1) the Portfolio’s investment strategy and portfolio liquidity during normal and reasonably foreseeable stressed conditions, (2) cash flow projections during normal and reasonably foreseeable stressed conditions and (3) holdings of cash and cash equivalents, borrowings and other funding sources. The Report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Portfolios’ liquidity risk pursuant to the requirements of the Liquidity Rule.

Transamerica Series Trust	Semi-Annual Report 2023

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of Transamerica Series Trust’s (the “Trust”) proxy voting policies and procedures is available in the Statement of Additional Information of the Portfolios, available without charge upon request by calling 1-800-851-9777 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Portfolios are required to file Form N-PX, with their complete proxy voting records for the most recent 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) on the Transamerica Funds website at https://www.transamerica.com/sites/default/files/files/e070d/TST%20N-PX%202021.pdf; and (2) on the SEC’s website at http://www.sec.gov.

Each fiscal quarter, the Portfolios, except Transamerica BlackRock Government Money Market VP, will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Portfolios’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

On a monthly basis, Transamerica BlackRock Government Money Market VP will file with the SEC portfolio holdings information on Form N-MFP2. A complete schedule of portfolio holdings is also available at www.tranasmercia.com.

You may also visit the Trust’s website at www.transamericaseriestrust.com for this and other information about the Portfolios and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we provide shareholders informative materials such as the Transamerica Series Trust Annual Report, the Transamerica Series Trust Prospectus, and other required documents that keep you informed regarding your Portfolios. To the extent provided by mail, Transamerica Series Trust will only send one piece per mailing address, a method that saves your Portfolios money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

PO Box 219945

Kansas City, MO 64121-9945

Distributor:	Transamerica Capital, Inc.
PO Box 219945
Kansas City, MO 64121-9945

Customer Service: 1-800-851-9777

(b)	Not applicable.

Item 2:	Code of Ethics.

(a)	Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

Item 6:	Investments.

(a)	The schedules of investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10:	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13:	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	September 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	September 5, 2023

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer (Principal Financial Officer and Principal Accounting Officer)
Date:	September 5, 2023

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer